UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2011

Date of reporting period: September 30, 2010

Item 1. Reports to Stockholders.

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

SEPTEMBER 30, 2010

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iShares S&P Global 100 Index Fund  |  IOO  |  NYSE Arca

iShares S&P Global Clean Energy Index Fund  |  ICLN  |  NASDAQ

iShares S&P Global Consumer Discretionary Sector Index Fund  |  RXI  |  NYSE Arca

iShares S&P Global Consumer Staples Sector Index Fund  |  KXI  |  NYSE Arca

iShares S&P Global Energy Sector Index Fund  |  IXC  |  NYSE Arca

iShares S&P Global Financials Sector Index Fund  |  IXG  |  NYSE Arca

iShares S&P Global Healthcare Sector Index Fund  |  IXJ  |  NYSE Arca

iShares S&P Global Industrials Sector Index Fund  |  EXI  |  NYSE Arca

iShares S&P Global Infrastructure Index Fund  |  IGF  |  NYSE Arca

iShares S&P Global Materials Sector Index Fund  |  MXI  |  NYSE Arca

iShares S&P Global Nuclear Energy Index Fund  |  NUCL  |  NASDAQ

iShares S&P Global Technology Sector Index Fund  |  IXN  |  NYSE Arca

iShares S&P Global Telecommunications Sector Index Fund  |  IXP  |  NYSE Arca

iShares S&P Global Timber & Forestry Index Fund  |  WOOD  |  NASDAQ

iShares S&P Global Utilities Sector Index Fund  |  JXI  |  NYSE Arca

Fund Performance Overview

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.88%	2.91%	2.70%	0.97%	0.93%	0.85%	(0.32)%	(0.34)%	(0.28)%

Cumulative Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.88%	2.91%	2.70%	4.92%	4.73%	4.32%	(3.12)%	(3.28)%	(2.71)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/05/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/08/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100 Index™ (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies. These companies are expected to be highly liquid and represent some of the largest multinational businesses in the world. The Index is a subset of the S&P Global 1200 Index™ and contains 100 common stocks, screened for sector representation, liquidity and size. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (2.22)%, while the total return for the Index was (2.37)%.

PORTFOLIO ALLOCATION
As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	25.35%

Financial	16.42

Energy	13.22

Technology	11.51

Industrial	8.53

Consumer Cyclical	8.14

Basic Materials	7.00

Communications	6.43

Utilities	2.24

Diversified	0.53

Short-term And Other Net Assets	0.63

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 9/30/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.46%

Microsoft Corp.	2.65

Nestle SA Registered (Switzerland)	2.64

HSBC Holdings PLC (United Kingdom)	2.54

General Electric Co.	2.46

Johnson & Johnson	2.42

Procter & Gamble Co. (The)	2.41

International Business Machines Corp.	2.40

Chevron Corp.	2.31

Novartis AG Registered (Switzerland)	2.16

TOTAL	26.45%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/10			Inception to 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(24.02)%	(24.32)%	(24.51)%	(37.56)%	(37.63)%	(38.33)%	(65.69)%	(65.77)%	(66.56)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

The iShares S&P Global Clean Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Clean Energy Index™ (the “Index”). The Index is designed to track the performance of approximately 30 of what is expected to be the most liquid and tradable global companies in the listed clean energy universe. The Index includes clean energy production companies and clean energy equipment and technology providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (7.88)%, while the total return for the Index was (8.08)%.

PORTFOLIO ALLOCATION
As of 9/30/10
Industry	Percentage of Net Assets
Energy – Alternate Sources	44.99%

Power Converters/Power Supply Equipment	19.92

Electric – Integrated	18.09

Electronic Components – Semiconductors	14.76

Independent Power Producer	1.94

Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 9/30/10
Security	Percentage of Net Assets
First Solar Inc.	6.50%
Empresa Nacional de Electricidad SA SP ADR (Chile)	6.25
Companhia Paranaense de Energia Class B Preferred SP ADR (Brazil)	6.01
Companhia Energetica de Minas Gerais Preferred SP ADR (Brazil)	5.83
Trina Solar Ltd. SP ADR (China)	4.96
Verbund AG (Austria)	4.85
China Longyuan Power Group Corp. Ltd. Class H (China)	4.58
Iberdrola Renovables SA (Spain)	4.29
SunPower Corp. Class A	4.27
Yingli Green Energy Holding Co. Ltd. SP ADR (China)	4.11

TOTAL	51.65%

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/10			Inception to 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.15%	18.00%	18.49%	0.34%	0.31%	0.42%	1.40%	1.26%	1.73%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

The iShares S&P Global Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Discretionary Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the consumer discretionary sector of the economy and that S&P® believes are important to global markets. Component companies include consumer product manufacturing, service, media and retail companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 4.17%, while the total return for the Index was 4.56%.

PORTFOLIO ALLOCATION
As of 9/30/10
Industry	Percentage of Net Assets
Retail	28.01%

Media	21.92

Auto Manufacturers	17.25

Apparel	4.96

Auto Parts & Equipment	4.84

Internet	3.75

Home Furnishings	3.63

Lodging	2.36

Holding Companies – Diversified	1.84

Leisure Time	1.60

Advertising	1.34

Distribution & Wholesale	1.24

Entertainment	1.21

Commercial Services	0.95

Food Service	0.78

Home Builders	0.73

Toys, Games & Hobbies	0.73

Manufacturing	0.53

Hand & Machine Tools	0.46

Electrical Components & Equipment	0.41

Household Products & Wares	0.37

Telecommunications	0.37

Housewares	0.26

Health Care – Products	0.22

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 9/30/10
Security	Percentage of Net Assets
Toyota Motor Corp. (Japan)	4.60%

McDonald’s Corp.	3.83

Walt Disney Co. (The)	3.03

Daimler AG Registered (Germany)	2.85

Honda Motor Co. Ltd. (Japan)	2.78

Amazon.com Inc.	2.67

Home Depot Inc. (The)	2.52

Comcast Corp. Class A	2.47

Ford Motor Co.	2.02

DIRECTV Class A	1.87

TOTAL	28.64%

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/10			Inception to 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.03%	15.15%	15.03%	6.20%	6.23%	6.24%	27.61%	27.74%	27.78%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Staples Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the consumer staples sector of the economy and that S&P® believes are important to global markets. Component companies include manufacturers and distributors of food, producers of non-durable household goods, and food and drug retailing companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 3.64%, while the total return for the Index was 3.60%.

PORTFOLIO ALLOCATION
As of 9/30/10
Industry	Percentage of Net Assets
Food	32.84%

Beverages	22.13

Agriculture	14.82

Retail	12.95

Cosmetics & Personal Care	12.50

Household Products & Wares	3.45

Pharmaceuticals	0.51

Forest Products & Paper	0.17

Short-Term and Other Net Assets	0.63

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 9/30/10
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	8.10%

Procter & Gamble Co. (The)	7.42

Coca-Cola Co. (The)	5.90

Wal-Mart Stores Inc.	4.67

PepsiCo Inc.	4.61

Philip Morris International Inc.	4.48

British American Tobacco PLC (United Kingdom)	3.27

Kraft Foods Inc. Class A	2.34

Tesco PLC (United Kingdom)	2.34

Unilever NV CVA (Netherlands)	2.24

TOTAL	45.37%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.41%	1.36%	1.48%	1.99%	2.02%	1.99%	10.23%	10.25%	9.88%

Cumulative Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.41%	1.36%	1.48%	10.36%	10.51%	10.36%	137.55%	137.99%	131.02%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Energy Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the energy sector of the economy and that S&P® believes are important to global markets. Component companies include oil equipment and services, oil exploration and production, oil refinery, oil storage and transportation, and coal and uranium mining companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (3.08)%, while the total return for the Index was (3.10)%.

PORTFOLIO ALLOCATION
As of 9/30/10
Industry	Percentage of Net Assets
Oil & Gas	85.58%

Oil & Gas Services	8.48

Pipelines	3.54

Coal	1.13

Mining	0.49

Metal Fabricate & Hardware	0.40

Engineering & Construction	0.21

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 9/30/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	13.67%

Chevron Corp.	7.09

BP PLC (United Kingdom)	5.54

Total SA (France)	5.29

Royal Dutch Shell PLC Class A (United Kingdom)	4.65

ConocoPhillips	3.71

Schlumberger Ltd.	3.66

Royal Dutch Shell PLC Class B (United Kingdom)	3.43

Petroleo Brasileiro SA Preferred SP ADR (Brazil)	2.92

Occidental Petroleum Corp.	2.77

TOTAL	52.73%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.16)%	(5.56)%	(5.09)%	(5.95)%	(5.96)%	(5.94)%	0.50%	0.47%	0.55%

Cumulative Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.16)%	(5.56)%	(5.09)%	(26.42)%	(26.47)%	(26.36)%	4.52%	4.26%	4.98%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Financials Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the financial sector of the economy and that S&P® believes are important to global markets. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations and securities brokers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (5.45)%, while the total return for the Index was (5.46)%.

PORTFOLIO ALLOCATION As of 9/30/10
Industry	Percentage of Net Assets
Banks	53.65%

Insurance	20.44

Diversified Financial Services	15.97

Real Estate Investment Trusts	4.95

Real Estate	2.86

Investment Companies	0.46

Forest Products & Paper	0.31

Holding Companies – Diversified	0.24

Savings & Loans	0.23

Commercial Services	0.11

Venture Capital	0.10

Short-Term and Other Net Assets	0.68

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	3.92%

JPMorgan Chase & Co.	3.32

Berkshire Hathaway Inc. Class B	3.10

Bank of America Corp.	2.89

Wells Fargo & Co.	2.89

Banco Santander SA (Spain)	2.30

Citigroup Inc.	2.03

Commonwealth Bank of Australia (Australia)	1.69

BNP Paribas (France)	1.66

Goldman Sachs Group Inc. (The)	1.64

TOTAL	25.44%

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.94%	7.02%	6.84%	1.42%	1.37%	1.46%	1.52%	1.52%	1.61%

Cumulative Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.94%	7.02%	6.84%	7.33%	7.02%	7.53%	14.39%	14.34%	15.19%

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/21/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Healthcare Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be a part of the healthcare sector of the economy and that S&P® believes are important to global markets. Component companies include healthcare providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (1.93)%, while the total return for the Index was (2.04)%.

PORTFOLIO ALLOCATION As of 9/30/10
Industry	Percentage of Net Assets
Pharmaceuticals	61.21%

Health Care – Products	18.91

Biotechnology	6.86

Health Care – Services	6.38

Chemicals	3.11

Electronics	1.43

Commercial Services	0.81

Insurance	0.49

Software	0.30

Short-Term and Other Net Assets	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Johnson & Johnson	8.54%

Novartis AG Registered (Switzerland)	7.62

Pfizer Inc.	6.91

Merck & Co. Inc.	5.67

GlaxoSmithKline PLC (United Kingdom)	5.14

Roche Holding AG Genusschein (Switzerland)	4.83

Abbott Laboratories	4.04

Sanofi-Aventis (France)	3.66

AstraZeneca PLC (United Kingdom)	3.65

Bayer AG (Germany)	2.89

TOTAL	52.95%

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/10			Inception to 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.18%	14.83%	15.33%	1.00%	0.96%	1.09%	4.10%	3.97%	4.47%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

The iShares S&P Global Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Industrials Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the industrials sector of the economy and that S&P® believes are important to global markets. Component companies include manufacturers and distributors of capital goods, providers of commercial services and supplies and transportation service providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 1.61%, while the total return for the Index was 1.79%.

PORTFOLIO ALLOCATION As of 9/30/10
Industry	Percentage of Net Assets
Manufacturing	23.19%

Transportation	15.68

Aerospace & Defense	12.50

Machinery	7.15

Engineering & Construction	6.76

Commercial Services	5.38

Electrical Components & Equipment	5.20

Distribution & Wholesale	5.17

Electronics	2.87

Building Materials	2.39

Airlines	2.29

Auto Manufacturers	2.24

Metal Fabricate & Hardware	2.12

Holding Companies – Diversified	1.61

Hand & Machine Tools	1.40

Environmental Control	1.35

Machinery – Construction & Mining	0.86

Machinery – Diversified	0.38

Food	0.37

Office & Business Equipment	0.19

Household Products & Wares	0.18

Textiles	0.16

Software	0.15

Housewares	0.03

Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
General Electric Co.	7.45%

Siemens AG Registered (Germany)	3.77

United Technologies Corp.	2.82

United Parcel Service Inc. Class B	2.78

3M Co.	2.63

Caterpillar Inc.	2.16

ABB Ltd. Registered (Switzerland)	2.13

Boeing Co. (The)	2.10

Union Pacific Corp.	1.72

Emerson Electric Co.	1.70

TOTAL	29.26%

FUND PERFORMANCE OVERVIEWS	19

Fund Performance Overview

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/10			Inception to 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.09%	5.83%	5.93%	(10.01)%	(10.03)%	(10.28)%	(25.65)%	(25.69)%	(26.24)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

The iShares S&P Global Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Infrastructure Index™ (the “Index”). The Index is designed to track performance of the stocks of large infrastructure companies in developed markets, or whose stocks are listed on developed market exchanges around the world. The Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highways and rail tracks; marine ports and services; and electric, gas and water utilities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 1.65%, while the total return for the Index was 1.52%.

PORTFOLIO ALLOCATION As of 9/30/10
Industry	Percentage of Net Assets
Electric	37.39%

Commercial Services	20.41

Pipelines	17.38

Engineering & Construction	10.26

Transportation	5.63

Gas	2.41

Holding Companies – Diversified	2.34

Storage & Warehousing	1.49

Chemicals	0.91

Aerospace & Defense	0.74

Investment Companies	0.66

Water	0.17

Short-Term and Other Net Assets	0.21

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
TransCanada Corp. (Canada)	4.61%

Enbridge Inc. (Canada)	4.56

Transurban Group (Australia)	3.99

E.ON AG (Germany)	3.90

Atlantia SpA (Italy)	3.70

Abertis Infraestructuras SA (Spain)	3.45

GDF Suez (France)	3.34

Spectra Energy Corp.	3.13

Williams Companies Inc. (The)	2.49

China Merchants Holdings (International) Co. Ltd. (China)	2.34

TOTAL	35.51%

FUND PERFORMANCE OVERVIEWS	21

Fund Performance Overview

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/10			Inception to 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
14.88%	15.05%	15.53%	7.87%	7.91%	8.18%	35.93%	36.14%	37.52%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Materials Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the materials sector of the economy and that S&P® believes are important to global markets. Component companies include those companies engaged in a wide variety of commodity-related manufacturing and mining activities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 0.32%, while the total return for the Index was 0.57%.

PORTFOLIO ALLOCATION As of 9/30/10
Industry	Percentage of Net Assets
Mining	46.42%

Chemicals	29.61

Iron & Steel	12.30

Building Materials	3.23

Forest Products & Paper	2.85

Packaging & Containers	2.11

Agriculture	1.51

Textiles	0.84

Metal Fabricate & Hardware	0.39

Biotechnology	0.36

Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	7.29%

Rio Tinto PLC (United Kingdom)	5.05

BHP Billiton PLC (United Kingdom)	4.07

Vale SA Class A Preferred SP ADR (Brazil)	3.44

BASF SE (Germany)	3.39

Anglo American PLC (United Kingdom)	3.03

Barrick Gold Corp. (Canada)	2.60

Potash Corp. of Saskatchewan Inc. (Canada)	2.45

E.I. du Pont de Nemours and Co.	2.40

Freeport-McMoRan Copper & Gold Inc.	2.20

TOTAL	35.92%

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/10			Inception to 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.60)%	(5.71)%	(6.47)%	(8.90)%	(8.92)%	(9.98)%	(19.08)%	(19.12)%	(21.20)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Nuclear Energy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Nuclear Energy Index™ (the “Index”). The Index is comprised of approximately 24 of the largest publicly-traded companies in nuclear energy related businesses that meet investability requirements. The Index is designed to provide liquid exposure to publicly-listed companies in the global nuclear energy business from developed markets or whose securities are listed on developed market exchanges. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (1.50)%, while the total return for the Index was (1.81)%.

PORTFOLIO ALLOCATION As of 9/30/10
Industry	Percentage of Net Assets
Electric – Integrated	47.50%

Engineering/Research and Development Services	19.55

Non-Ferrous Metals	18.53

Oil – Field Services	8.35

Energy – Alternate Sources	4.12

Natural Resources	1.03

Hazardous Waste Disposal	0.62

Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
McDermott International Inc.	8.61%

AMEC PLC (United Kingdom)	8.35

Cameco Corp. (Canada)	8.34

Iberdrola SA (Spain)	6.73

JGC Corp. (Japan)	6.62

E.ON AG (Germany)	6.34

Tokyo Electric Power Co. Inc. (The) (Japan)	5.58

Exelon Corp.	4.97

NextEra Energy Inc.	4.81

Shaw Group Inc. (The)	4.32

TOTAL	64.67%

FUND PERFORMANCE OVERVIEWS	23

Fund Performance Overview

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.93%	7.10%	7.72%	2.15%	2.16%	2.47%	0.92%	0.93%	1.41%

Cumulative Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.93%	7.10%	7.72%	11.22%	11.30%	13.00%	8.45%	8.56%	13.21%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Information Technology Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the information technology sector of the economy and that S&P® believes are important to global markets. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (3.75)%, while the total return for the Index was (3.08)%.

PORTFOLIO ALLOCATION As of 9/30/10
Industry	Percentage of Net Assets
Computers	27.01%

Software	18.69

Semiconductors	18.02

Telecommunications	13.72

Internet	8.15

Electronics	4.97

Office & Business Equipment	3.06

Commercial Services	2.82

Electrical Components & Equipment	1.43

Toys, Games & Hobbies	0.98

Manufacturing	0.65

Energy – Alternate Sources	0.28

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Apple Inc.	9.80%

Microsoft Corp.	7.06

International Business Machines Corp.	6.41

Google Inc. Class A	4.87

Cisco Systems Inc.	4.74

Intel Corp.	4.04

Oracle Corp.	3.96

Samsung Electronics Co. Ltd. SP GDR (South Korea)	3.90

Hewlett-Packard Co.	3.61

QUALCOMM Inc.	2.80

TOTAL	51.19%

FUND PERFORMANCE OVERVIEWS	25

Fund Performance Overview

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.24%	11.32%	10.82%	5.77%	5.77%	5.65%	3.97%	3.99%	3.90%

Cumulative Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.24%	11.32%	10.82%	32.39%	32.40%	31.63%	41.33%	41.59%	40.47%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Telecommunications Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the telecommunications sector of the economy and that S&P® believes are important to global markets. Component companies include diversified communication carriers and wireless communications companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 10.85%, while the total return for the Index was 10.67%.

PORTFOLIO ALLOCATION As of 9/30/10
Industry	Percentage of Net Assets
Telephone – Integrated	62.02%

Cellular Telecommunication	25.22

Telecommunication Services	10.51

Wireless Equipment	1.96

Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
AT&T Inc.	15.18%

Vodafone Group PLC (United Kingdom)	11.70

Telefonica SA (Spain)	8.79

Verizon Communications Inc.	8.19

China Mobile Ltd. (China)	4.67

France Telecom SA (France)	3.88

Deutsche Telekom AG Registered (Germany)	3.81

Nippon Telegraph and Telephone Corp. (Japan)	3.06

SoftBank Corp. (Japan)	2.64

Telstra Corp. Ltd. (Australia)	2.62

TOTAL	64.54%

FUND PERFORMANCE OVERVIEWS	27

Fund Performance Overview

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/10			Inception to 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.50%	16.63%	18.01%	(4.98)%	(5.00)%	(5.42)%	(10.96)%	(11.00)%	(11.86)%

Total returns for the period since inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Timber & Forestry Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Timber & Forestry Index™ (the “Index”). The Index is comprised of approximately 25 of the largest publicly-traded companies engaged in the ownership, management or upstream supply chain of forests and timberlands. These include forest products companies, timber real estate investment trusts (REITs), paper products companies, paper packaging companies and agricultural products companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 1.21%, while the total return for the Index was 1.80%.

PORTFOLIO ALLOCATION As of 9/30/10
Industry	Percentage of Net Assets
Paper & Related Products	52.49%

Forestry	35.88

Containers – Paper/Plastic	11.27

Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Rayonier Inc.	8.79%

Weyerhaeuser Co.	7.63

Sino-Forest Corp. Class A (Canada)	7.59

Plum Creek Timber Co. Inc.	7.33

Fibria Celulose SA SP ADR (Brazil)	5.25

Stora Enso OYJ Class R (Finland)	4.87

UPM-Kymmene OYJ (Finland)	4.86

Svenska Cellulosa AB Class B (Sweden)	4.63

Sonoco Products Co.	4.46

Potlatch Corp.	4.25

TOTAL	59.66%

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/10			Inception to 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.35)%	(0.35)%	(0.61)%	0.55%	0.60%	0.45%	2.24%	2.46%	1.83%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Global Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Utilities Sector Index™ (the “Index”). The Index is a subset of the S&P Global 1200 Index™, and measures the performance of companies that S&P® deems to be part of the utilities sector of the economy and that S&P® believes are important to global markets. Component companies include providers of electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 0.89%, while the total return for the Index was 0.79%.

PORTFOLIO ALLOCATION As of 9/30/10
Industry	Percentage of Net Assets
Electric	84.94%

Gas	10.02

Water	3.16

Pipelines	0.51

Energy – Alternate Sources	0.30

Engineering & Construction	0.24

Holding Companies – Diversified	0.24

Short-Term and Other Net Assets	0.59

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
E.ON AG (Germany)	6.09%

GDF Suez (France)	4.68

Enel SpA (Italy)	3.74

Iberdrola SA (Spain)	3.38

Southern Co.	3.36

National Grid PLC (United Kingdom)	3.22

Exelon Corp.	3.04

Tokyo Electric Power Co. Inc. (The) (Japan)	3.03

RWE AG (Germany)	3.01

Centrica PLC (United Kingdom)	2.85

TOTAL	36.40%

FUND PERFORMANCE OVERVIEWS	29

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/10 to 9/30/10)
S&P Global 100
Actual	$1,000.00	$ 977.80	0.40%	$1.98
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.40	2.03
S&P Global Clean Energy
Actual	1,000.00	921.20	0.48	2.31
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Consumer Discretionary Sector
Actual	1,000.00	1,041.70	0.48	2.46
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Consumer Staples Sector
Actual	1,000.00	1,036.40	0.48	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/10 to 9/30/10)
S&P Global Energy Sector
Actual	$1,000.00	$ 969.20	0.48%	$2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Financials Sector
Actual	1,000.00	945.50	0.48	2.34
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Healthcare Sector
Actual	1,000.00	980.70	0.48	2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Industrials Sector
Actual	1,000.00	1,016.10	0.48	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Infrastructure
Actual	1,000.00	1,016.50	0.48	2.43
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Materials Sector
Actual	1,000.00	1,003.20	0.48	2.41
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Nuclear Energy
Actual	1,000.00	985.00	0.48	2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Technology Sector
Actual	1,000.00	962.50	0.48	2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Telecommunications Sector
Actual	1,000.00	1,108.50	0.48	2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Timber & Forestry
Actual	1,000.00	1,012.10	0.48	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Global Utilities Sector
Actual	1,000.00	1,008.90	0.48	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	31

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.33%

AUSTRALIA – 1.79%
BHP Billiton Ltd.	379,470	$14,296,384

		14,296,384

FINLAND – 0.53%
Nokia OYJ	91,130	916,907
Nokia OYJ SP ADR	332,839	3,338,375

		4,255,282

FRANCE – 8.84%
Alcatel-Lucent[a]	259,623	875,461
AXA	207,207	3,627,925
BNP Paribas	120,939	8,613,581
Carrefour SA	69,342	3,731,251
Compagnie de Saint-Gobain	49,686	2,213,337
France Telecom SA	218,946	4,737,648
GDF Suez	135,954	4,873,974
L’Oreal SA	27,300	3,074,028
LVMH Moet Hennessy Louis Vuitton SA	28,938	4,250,865
Sanofi-Aventis	124,215	8,288,145
Schneider Electric SA	30,576	3,882,459
Societe Generale	83,538	4,818,449
Total SA	265,629	13,709,488
Vivendi SA	139,230	3,811,042

		70,507,653

GERMANY – 6.49%
Allianz SE Registered	51,324	5,808,601
BASF SE	104,013	6,568,147
Bayer AG	93,366	6,519,750
Daimler AG Registered[a]	101,283	6,424,100
Deutsche Bank AG Registered	38,085	2,087,286
Deutsche Telekom AG Registered	336,336	4,607,732
E.ON AG	215,397	6,360,521
RWE AG	46,683	3,157,904
Siemens AG Registered	92,001	9,725,195
Volkswagen AG	4,095	451,880

		51,711,116

ITALY – 0.38%
Assicurazioni Generali SpA	149,604	3,016,617

		3,016,617

Security	Shares	Value
JAPAN – 4.82%
Bridgestone Corp.	81,900	$1,491,141
Canon Inc.	136,550	6,366,558
FUJIFILM Holdings Corp.	54,800	1,813,766
Honda Motor Co. Ltd.	163,800	5,809,665
Nissan Motor Co. Ltd.	245,700	2,144,066
Panasonic Corp.	218,400	2,956,792
Seven & I Holdings Co. Ltd.	81,920	1,918,069
Sony Corp.	115,600	3,571,506
Toshiba Corp.	329,400	1,592,981
Toyota Motor Corp.	300,300	10,776,866

		38,441,410

NETHERLANDS – 1.83%
AEGON NVa	130,494	782,972
ING Groep NV CVA[a]	435,162	4,520,975
Koninklijke Philips Electronics NV	11,735	369,356
Koninklijke Philips Electronics NV NYS	99,652	3,121,101
Unilever NV CVA	28,301	847,106
Unilever NV NYS	165,663	4,950,010

		14,591,520

SOUTH KOREA – 1.43%
Samsung Electronics Co. Ltd. SP GDR[b,c]	33,306	11,423,958

		11,423,958

SPAIN – 3.90%
Banco Bilbao Vizcaya Argentaria SA	423,969	5,733,042
Banco Santander SA	931,203	11,844,507
Repsol YPF SA	90,363	2,330,956
Telefonica SA	451,815	11,204,502

		31,113,007

SWEDEN – 0.46%
Telefonaktiebolaget LM Ericsson Class B	148,201	1,629,417
Telefonaktiebolaget LM Ericsson Class B SP ADR	188,338	2,066,068

		3,695,485

SWITZERLAND – 7.27%
ABB Ltd. Registered[a]	263,445	5,584,673
Credit Suisse Group AG Registered	113,295	4,870,659

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2010

Security	Shares	Value
Nestle SA Registered	392,574	$21,036,132
Novartis AG Registered	298,116	17,195,185
Swiss Reinsurance Co. Registered	42,042	1,854,332
UBS AG Registered[a]	432,978	7,392,469

		57,933,450

UNITED KINGDOM – 16.65%
Anglo American PLC	149,331	5,942,903
AstraZeneca PLC	161,889	8,248,814
Aviva PLC	318,045	1,999,189
Barclays PLC	1,363,362	6,436,567
BP PLC	2,125,305	14,327,267
Diageo PLC	283,101	4,889,374
GlaxoSmithKline PLC	586,950	11,603,074
HSBC Holdings PLC	1,990,443	20,230,693
National Grid PLC	401,970	3,420,493
Rio Tinto PLC	172,809	10,132,750
Royal Dutch Shell PLC Class A	33,894	1,023,339
Royal Dutch Shell PLC Class A SP ADR[b]	184,933	11,151,460
Royal Dutch Shell PLC Class B	304,668	8,915,384
Standard Chartered PLC	191,373	5,506,590
Vodafone Group PLC	5,956,587	14,746,026
Xstrata PLC	217,854	4,181,327

		132,755,250

UNITED STATES – 44.94%
3M Co.	80,535	6,983,190
Bristol-Myers Squibb Co.	193,830	5,254,731
Caterpillar Inc.	70,980	5,584,706
Chevron Corp.	227,136	18,409,373
Citigroup Inc.[a]	2,686,866	10,478,777
Coca-Cola Co. (The)	260,442	15,241,066
Colgate-Palmolive Co.	54,873	4,217,539
Dell Inc.[a]	192,465	2,494,346
Dow Chemical Co. (The)	131,586	3,613,352
E.I. du Pont de Nemours and Co.	102,375	4,567,972
EMC Corp.[a]	231,504	4,701,846
Exxon Mobil Corp.	575,757	35,576,025
Ford Motor Co.[a,b]	389,571	4,768,349
General Electric Co.	1,209,390	19,652,587
Hewlett-Packard Co.	256,347	10,784,518
Intel Corp.	629,265	12,100,766

Security	Shares	Value
International Business Machines Corp.	142,506	$19,115,755
Johnson & Johnson	311,220	19,283,191
JPMorgan Chase & Co.	448,266	17,065,487
Kimberly-Clark Corp.	46,410	3,018,971
McDonald’s Corp.	120,939	9,011,165
Merck & Co. Inc.	348,075	12,812,641
Microsoft Corp.	861,315	21,093,604
Morgan Stanley	157,794	3,894,356
News Corp. Class A NVS	257,712	3,365,719
Nike Inc. Class B	43,680	3,500,515
PepsiCo Inc.	179,907	11,953,021
Pfizer Inc.	909,363	15,613,763
Philip Morris International Inc.	208,299	11,668,910
Procter & Gamble Co. (The)	321,048	19,253,249
Texas Instruments Inc.	134,862	3,660,155
United Technologies Corp.	105,105	7,486,629
Wal-Mart Stores Inc.	226,317	12,112,486

		358,338,760

TOTAL COMMON STOCKS
(Cost: $978,148,298)		792,079,892

RIGHTS – 0.04%

GERMANY – 0.04%
Deutsche Bank AGa	70,161	340,033

		340,033

TOTAL RIGHTS
(Cost: $0)		340,033

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

September 30, 2010

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.24%

MONEY MARKET FUNDS – 1.24%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.31%[d,e,f]	7,444,076	$7,444,076
BlackRock Cash Funds: Prime,
SL Agency Shares
0.29%[d,e,f]	1,508,839	1,508,839
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[d,e]	902,811	902,811

		9,855,726

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,855,726)		9,855,726

TOTAL INVESTMENTS IN SECURITIES – 100.61%
(Cost: $988,004,024)		802,275,651

Other Assets, Less Liabilities – (0.61)%		(4,832,281)

NET ASSETS – 100.00%		$797,443,370

NVS – Non-Voting Shares

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 87.59%

AUSTRALIA – 2.20%
Infigen Energy	1,765,665	$1,256,560

		1,256,560
AUSTRIA – 4.85%
Verbund AGa	77,286	2,774,937

		2,774,937
CANADA – 1.02%
Canadian Solar Inc.[a,b]	35,805	583,622

		583,622
CHILE – 6.25%
Empresa Nacional de Electricidad SA SP ADR	66,165	3,574,895

		3,574,895
CHINA – 24.01%
China Longyuan Power Group Corp. Ltd. Class Ha,b	2,640,000	2,618,508
JA Solar Holdings Co. Ltd. SP ADR[a,b]	235,323	2,195,564
LDK Solar Co. Ltd. SP ADR[b]	65,406	672,374
Solarfun Power Holdings Co. Ltd. SP ADR[a,b]	78,573	1,033,235
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	209,913	2,023,561
Trina Solar Ltd. SP ADR[a,b]	93,984	2,836,437
Yingli Green Energy Holding Co.
Ltd. SP ADR[a,b]	169,785	2,349,824

		13,729,503
DENMARK – 3.45%
Vestas Wind Systems A/Sb	52,305	1,973,882

		1,973,882
FRANCE – 2.48%
EDF Energies Nouvelles SAa	36,861	1,414,570

		1,414,570
GERMANY – 6.21%
Nordex SEa,b	105,435	971,594
Q-Cells SEa,b	118,239	663,436
SolarWorld AGa	152,559	1,916,118

		3,551,148

Security	Shares	Value
JAPAN – 0.47%
Japan Wind Development Co. Ltd.[a,b]	204	$266,172

		266,172
NORWAY – 3.91%
Renewable Energy Corp. ASA[b]	656,469	2,232,995

		2,232,995
PORTUGAL – 3.87%
EDP Renovaveis SAa,b	390,225	2,210,852

		2,210,852
SPAIN – 6.99%
Gamesa Corporacion Tecnologica SAb	220,209	1,543,732
Iberdrola Renovables SA	737,517	2,454,722

		3,998,454
UNITED STATES – 21.88%
Covanta Holding Corp.	125,334	1,974,010
Energy Conversion Devices Inc.[b]	94,182	472,794
First Solar Inc.[a,b]	25,212	3,714,988
GT Solar International Inc.[b]	57,387	480,329
MEMC Electronic Materials Inc.[b]	194,568	2,319,251
Ormat Technologies Inc.	37,917	1,106,039
SunPower Corp. Class Aa,b	169,686	2,443,478

		12,510,889

TOTAL COMMON STOCKS
(Cost: $60,273,115)		50,078,479

PREFERRED STOCKS – 11.84%

BRAZIL – 11.84%
Companhia Energetica de Minas
Gerais SP ADR	203,379	3,333,382
Companhia Paranaense de Energia
Class B SP ADR	154,440	3,436,290

		6,769,672

TOTAL PREFERRED STOCKS
(Cost: $5,082,888)		6,769,672

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

September 30, 2010

Security	Shares	Value
RIGHTS – 0.27%

GERMANY – 0.27%
Q-Cells SEa,b	118,239	$154,963
Q-Cells SE Convertible Bonds[a,b,c]	118,239	16

		154,979

TOTAL RIGHTS
(Cost: $536,289)		154,979

SHORT-TERM INVESTMENTS – 42.33%

MONEY MARKET FUNDS – 42.33%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.31%[d,e,f]	20,092,610	20,092,610
BlackRock Cash Funds: Prime,
SL Agency Shares
0.29%[d,e,f]	4,072,570	4,072,570
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[d,e]	33,926	33,926

		24,199,106

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,199,106)		24,199,106

TOTAL INVESTMENTS IN SECURITIES – 142.03%
(Cost: $90,091,398)		81,202,236

Other Assets, Less Liabilities – (42.03)%		(24,028,435)

NET ASSETS – 100.00%		$57,173,801

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.49%

AUSTRALIA – 0.75%
Crown Ltd.	37,802	$307,089
Tabcorp Holdings Ltd.	64,370	436,284

		743,373
CANADA – 2.49%
Canadian Tire Corp. Ltd. Class A	3,936	219,850
Gildan Activewear Inc.[a]	6,232	175,809
Magna International Inc. Class A	6,314	519,658
Shaw Communications Inc. Class B	18,163	401,203
Thomson Reuters Corp.	17,384	655,469
Tim Hortons Inc.	9,471	346,028
Yellow Pages Income Fund	28,085	151,670

		2,469,687
FRANCE – 8.34%
Accor SA	7,380	269,864
Christian Dior SA	2,665	348,836
Compagnie Generale des Etablissements Michelin Class Bb	7,544	574,791
Hermes International	3,567	815,670
Lagardere SCA	5,781	226,152
LVMH Moet Hennessy Louis Vuitton SA	12,423	1,824,884
PPR SA	3,649	591,567
PSA Peugeot Citroen SAa	9,102	306,489
Publicis Groupe SA	5,371	255,464
Renault SAa	10,373	534,516
SES SA FDR	15,293	368,184
Societe Television Francaise 1	5,248	81,819
Sodexo	4,920	319,719
Valeo SAa	4,592	213,052
Vivendi SA	56,375	1,543,112

		8,274,119
GERMANY – 5.15%
Adidas AG	11,234	696,438
Bayerische Motoren Werke AG	16,482	1,157,464
Daimler AG Registered[a]	44,526	2,824,161
Puma AG	328	108,364
TUI AGa	10,496	128,604
Volkswagen AG	1,763	194,545

		5,109,576

Security	Shares	Value
GREECE – 0.16%
OPAP SA	9,840	$155,830

		155,830
HONG KONG – 1.36%
Esprit Holdings Ltd.[b]	77,971	422,838
Li & Fung Ltd.	164,000	922,120

		1,344,958
ITALY – 1.30%
Fiat SpA	42,312	653,893
Luxottica Group SpA	8,036	220,073
Mediaset SpA	36,039	255,842
Pirelli & C. SpA	19,199	156,477

		1,286,285
JAPAN – 15.63%
Aisin Seiki Co. Ltd.	8,200	255,600
Bridgestone Corp.	32,800	597,185
Denso Corp.	24,600	728,812
Dentsu Inc.	8,200	189,835
Fast Retailing Co. Ltd.	2,400	337,850
Honda Motor Co. Ltd.	77,900	2,762,960
Marui Group Co. Ltd.	12,300	92,022
Nikon Corp.	15,900	294,628
Nippon Television Network Corp.	820	105,322
Nissan Motor Co. Ltd.	106,600	930,230
NOK Corp.	8,200	142,621
Oriental Land Co. Ltd.	2,300	214,197
Panasonic Corp.	90,200	1,221,166
Sekisui House Ltd.	25,000	224,443
Sharp Corp.	41,000	407,840
Sony Corp.	49,200	1,520,053
Suzuki Motor Corp.	20,500	430,907
Toyota Industries Corp.	8,200	218,791
Toyota Motor Corp.	127,100	4,561,238
Yamada Denki Co. Ltd.	4,510	279,648

		15,515,348
MEXICO – 0.58%
Grupo Televisa SA CPO	151,700	578,172

		578,172

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
NETHERLANDS – 0.76%
Reed Elsevier NV	35,424	$447,338
Wolters Kluwer NV	14,432	303,420

		750,758
SOUTH KOREA – 0.51%
Hyundai Motor Co. Ltd. Class A SP GDR[c,d]	7,549	506,462

		506,462
SPAIN – 0.82%
Industria de Diseno Textil SA	10,291	818,652

		818,652
SWEDEN – 2.17%
Electrolux AB Class B	17,548	432,798
Hennes & Mauritz AB Class B	47,560	1,724,881

		2,157,679
SWITZERLAND – 1.17%
Compagnie Financiere Richemont SA Class A Bearer Units	13,366	647,265
Swatch Group AG (The) Bearer	1,353	512,006

		1,159,271
UNITED KINGDOM – 6.25%
Aegis Group PLC	38,663	75,243
British Sky Broadcasting Group PLC	47,929	532,840
Carnival PLC	8,077	318,448
Compass Group PLC	93,070	778,030
Daily Mail & General Trust PLC Class A NVS	12,800	106,095
DSG International PLC[a]	173,717	70,379
GKN PLC	87,289	233,010
Home Retail Group PLC	33,743	109,535
InterContinental Hotels Group PLC	13,981	250,275
ITV PLC[a]	184,664	173,578
Kingfisher PLC	111,889	412,929
Ladbrokes PLC	47,601	100,663
Marks & Spencer Group PLC	76,793	469,642
Mitchells & Butlers PLC[a]	16,195	74,136
Next PLC	9,348	326,430
Pearson PLC	36,490	566,672
Persimmon PLC[a]	16,154	101,669
Reed Elsevier PLC	55,760	472,723

Security	Shares	Value
United Business Media Ltd.	8,815	$87,442
Whitbread PLC	8,733	223,486
William Hill PLC	32,185	84,190
WPP PLC	57,687	640,413

		6,207,828
UNITED STATES – 52.05%
Abercrombie & Fitch Co. Class A	4,436	174,424
Amazon.com Inc.[a]	16,857	2,647,560
Apollo Group Inc. Class Aa	5,822	298,960
AutoNation Inc.[a]	4,510	104,858
AutoZone Inc.[a]	1,558	356,642
Bed Bath & Beyond Inc.[a]	12,710	551,741
Best Buy Co. Inc.	16,031	654,546
Big Lots Inc.[a]	4,018	133,599
CarMax Inc.[a]	10,619	295,845
Carnival Corp.	20,951	800,538
CBS Corp. Class B NVS	33,210	526,711
Coach Inc.	15,088	648,180
Comcast Corp. Class A	135,833	2,455,861
D.R. Horton Inc.	13,940	155,013
Darden Restaurants Inc.	7,298	312,208
DeVry Inc.	3,116	153,338
DIRECTV Class Aa	44,526	1,853,617
Discovery Communications Inc. Series Aa	13,776	599,945
Eastman Kodak Co.[a,b]	12,423	52,177
Expedia Inc.	9,717	274,117
Family Dollar Stores Inc.	6,601	291,500
Ford Motor Co.[a,b]	163,467	2,000,836
Fortune Brands Inc.	7,380	363,317
GameStop Corp. Class Aa,b	6,519	128,490
Gannett Co. Inc.	12,013	146,919
Gap Inc. (The)	19,680	366,835
Genuine Parts Co.	6,888	307,136
Goodyear Tire & Rubber Co. (The)[a]	13,325	143,244
H&R Block Inc.	12,874	166,718
Harley-Davidson Inc.	11,931	339,318
Harman International Industries Inc.[a]	3,485	116,434
Hasbro Inc.	6,683	297,460
Home Depot Inc. (The)	78,884	2,499,045
International Game Technology	14,596	210,912

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
Interpublic Group of Companies Inc. (The)[a]	24,847	$249,215
J.C. Penney Co. Inc.	11,316	307,569
Johnson Controls Inc.	32,718	997,899
Kohl’s Corp.[a]	14,350	755,958
Leggett & Platt Inc.	7,790	177,300
Lennar Corp. Class A	7,380	113,504
Limited Brands Inc.	12,587	337,080
Lowe’s Companies Inc.	65,518	1,460,396
Macy’s Inc.	20,377	470,505
Marriott International Inc. Class A	12,751	456,868
Mattel Inc.	18,286	428,990
McDonald’s Corp.	50,963	3,797,253
McGraw-Hill Companies Inc. (The)	14,678	485,255
Meredith Corp.	943	31,411
New York Times Co. (The) Class Aa	4,762	36,858
Newell Rubbermaid Inc.	14,309	254,843
News Corp. Class A NVS	108,240	1,413,614
Nike Inc. Class B	18,737	1,501,583
Nordstrom Inc.	7,790	289,788
O’Reilly Automotive Inc.[a]	6,806	362,079
Office Depot Inc.[a]	13,982	64,317
Omnicom Group Inc.	14,268	563,301
Polo Ralph Lauren Corp.	3,116	280,004
Priceline.com Inc.[a]	2,305	802,924
Pulte Group Inc.[a]	14,637	128,220
RadioShack Corp.	6,519	139,050
Ross Stores Inc.	5,822	317,998
Scripps Networks Interactive Inc. Class A	4,428	210,684
Sears Holdings Corp.[a,b]	1,968	141,972
Stanley Black & Decker Inc.	7,462	457,271
Staples Inc.	33,579	702,473
Starbucks Corp.	35,916	918,731
Starwood Hotels & Resorts Worldwide Inc.	9,512	499,856
Target Corp.	34,276	1,831,709
Tiffany & Co.	5,535	260,090
Time Warner Cable Inc.	16,810	907,572
Time Warner Inc.	52,890	1,621,079
TJX Companies Inc. (The)	18,983	847,211
Urban Outfitters Inc.[a]	6,191	194,645
VF Corp.	4,305	348,791

Security	Shares	Value
Viacom Inc. Class B NVS	28,618	$1,035,685
Walt Disney Co. (The)	90,774	3,005,527
Washington Post Co. (The) Class B	246	98,255
Whirlpool Corp.	3,813	308,700
Wyndham Worldwide Corp.	9,348	256,790
Wynn Resorts Ltd.	3,526	305,951
Yum! Brands Inc.	22,837	1,051,872

		51,656,690

TOTAL COMMON STOCKS
(Cost: $80,983,791)		98,734,688

PREFERRED STOCKS – 0.25%

GERMANY – 0.25%
Porsche Automobil Holding SE	5,125	254,153

		254,153

TOTAL PREFERRED STOCKS
(Cost: $327,713)		254,153

RIGHTS – 0.02%

FRANCE – 0.02%
Compagnie Generale des Etablissements Michelin[a,b]	7,544	21,093

		21,093

TOTAL RIGHTS (Cost: $0)		21,093

SHORT-TERM INVESTMENTS – 1.32%

MONEY MARKET FUNDS – 1.32%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.31%[e,f,g]	1,076,158	1,076,158
BlackRock Cash Funds: Prime,
SL Agency Shares
0.29%[e,f,g]	218,126	218,126
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[e,f]	15,628	15,628

		1,309,912

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,309,912)		1,309,912

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

September 30, 2010

Value
TOTAL INVESTMENTS IN SECURITIES – 101.08%
(Cost: $82,621,416)	$100,319,846

Other Assets, Less Liabilities – (1.08)%	(1,076,136)

NET ASSETS – 100.00%	$99,243,710

CPO – Certificates of Participation (Ordinary)

FDR – Fiduciary Depository Receipt

NVS – Non-Voting Shares

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 98.11%

AUSTRALIA – 3.91%
Coca-Cola Amatil Ltd.	69,600	$807,335
Foster’s Group Ltd.	256,900	1,524,797
Wesfarmers Ltd.	152,600	4,859,661
Woolworths Ltd.	162,100	4,526,534

		11,718,327
BELGIUM – 2.44%
Anheuser-Busch InBev NV	98,600	5,808,369
Colruyt SAa	2,000	529,425
Delhaize Group SA	13,600	987,750

		7,325,544
CANADA – 1.16%
George Weston Ltd.	6,600	507,940
Loblaw Companies Ltd.	14,100	560,371
Metro Inc. Class A	14,700	639,672
Saputo Inc.	19,000	650,466
Shoppers Drug Mart Corp.	29,200	1,138,283

		3,496,732
DENMARK – 0.49%
Carlsberg A/S Class B	14,000	1,461,887

		1,461,887
FRANCE – 5.19%
Carrefour SA	80,800	4,347,799
Casino Guichard-Perrachon SA	7,600	696,820
Danone SA	84,700	5,073,376
L’Oreal SA	31,300	3,524,435
Pernod Ricard SA	23,000	1,923,227

		15,565,657
GERMANY – 0.63%
Beiersdorf AG	12,700	778,478
METRO AG	17,100	1,114,721

		1,893,199
IRELAND – 0.20%
Kerry Group PLC Class A	17,400	611,322

		611,322
JAPAN – 4.37%
AEON Co. Ltd.	90,017	965,468
Ajinomoto Co. Inc.	100,000	977,975
Asahi Breweries Ltd.	50,098	1,001,480
Japan Tobacco Inc.	600	1,995,930

Security	Shares	Value
Kao Corp.	70,000	$1,704,333
Kirin Holdings Co. Ltd.	104,596	1,483,676
Nippon Meat Packers Inc.	9,000	110,103
Nissin Foods Holdings Co. Ltd.	10,000	360,905
Seven & I Holdings Co. Ltd.	100,037	2,342,260
Shiseido Co. Ltd.	40,000	897,295
Unicharm Corp.	16,200	651,568
Yakult Honsha Co. Ltd.	20,020	617,806

		13,108,799
MEXICO – 1.47%
Fomento Economico Mexicano SAB de CV BD Units	290,009	1,482,075
Grupo Modelo SAB de CV Series C	90,537	500,109
Kimberly-Clark de Mexico SAB de CV Series A	80,017	512,366
Wal-Mart de Mexico SAB de CV Series V	760,010	1,915,309

		4,409,859
NETHERLANDS – 3.61%
Heineken NV	38,000	1,973,425
Koninklijke Ahold NV	156,700	2,115,310
Unilever NV CVA	224,900	6,731,713

		10,820,448
SINGAPORE – 0.46%
Wilmar International Ltd.	300,000	1,370,738

		1,370,738
SOUTH KOREA – 0.28%
KT&G Corp. Class A SP GDR[b,c]	28,532	850,824

		850,824
SWEDEN – 0.29%
Swedish Match AB	32,300	862,863

		862,863
SWITZERLAND – 8.10%
Nestle SA Registered	453,400	24,295,501

		24,295,501
UNITED KINGDOM – 14.54%
Associated British Foods PLC	48,100	795,100
British American Tobacco PLC	262,000	9,803,356
Diageo PLC	328,700	5,676,904
Imperial Tobacco Group PLC	133,500	3,990,707
J Sainsbury PLC	183,900	1,132,209

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
Reckitt Benckiser Group PLC	80,400	$4,435,570
SABMiller PLC	122,200	3,919,617
Tate & Lyle PLC	62,800	461,947
Tesco PLC	1,052,000	7,028,828
Unilever PLC	172,000	4,989,804
Wm Morrison Supermarkets PLC	295,100	1,375,061

		43,609,103
UNITED STATES – 50.97%
Altria Group Inc.	272,200	6,538,244
Archer-Daniels-Midland Co.	84,100	2,684,472
Avon Products Inc.	56,400	1,811,004
Brown-Forman Corp. Class B NVS	13,700	844,468
Campbell Soup Co.	25,000	893,750
Clorox Co. (The)	17,800	1,188,328
Coca-Cola Co. (The)	302,500	17,702,300
Coca-Cola Enterprises Inc.	44,100	1,367,100
Colgate-Palmolive Co.	63,600	4,888,296
ConAgra Foods Inc.	57,700	1,265,938
Constellation Brands Inc. Class Ad	23,800	421,022
Costco Wholesale Corp.	57,900	3,733,971
CVS Caremark Corp.	178,400	5,614,248
Dean Foods Co.[d]	24,800	253,208
Dr Pepper Snapple Group Inc.	31,800	1,129,536
Estee Lauder Companies Inc. (The) Class A	15,300	967,419
General Mills Inc.	84,000	3,069,360
H.J. Heinz Co.	41,700	1,975,329
Hershey Co. (The)	20,400	970,836
Hormel Foods Corp.	9,100	405,860
J.M. Smucker Co. (The)	15,600	944,268
Kellogg Co.	34,100	1,722,391
Kimberly-Clark Corp.	53,600	3,486,680
Kraft Foods Inc. Class A	227,900	7,032,994
Kroger Co. (The)	83,900	1,817,274
Lorillard Inc.	19,800	1,590,138
McCormick & Co. Inc. NVS	17,500	735,700
Mead Johnson Nutrition Co. Class A	27,000	1,536,570
Molson Coors Brewing Co. Class B NVS	20,800	982,176
PepsiCo Inc.	208,300	13,839,452
Philip Morris International Inc.	240,000	13,444,800

Security	Shares	Value
Procter & Gamble Co. (The)	371,300	$22,266,861
Reynolds American Inc.	22,100	1,312,519
Safeway Inc.	50,800	1,074,928
Sara Lee Corp.	87,800	1,179,154
SUPERVALU Inc.	28,600	329,758
Sysco Corp.	77,800	2,218,856
Tyson Foods Inc. Class A	39,900	639,198
Wal-Mart Stores Inc.	261,600	14,000,832
Walgreen Co.	128,100	4,291,350
Whole Foods Market Inc.[a,d]	19,900	738,489

		152,909,077

TOTAL COMMON STOCKS
(Cost: $291,791,014)		294,309,880

PREFERRED STOCKS – 1.26%

BRAZIL – 0.84%
Companhia de Bebidas das Americas SP ADR	20,400	2,525,112

		2,525,112
GERMANY – 0.42%
Henkel AG & Co. KGaA	23,200	1,247,903

		1,247,903

TOTAL PREFERRED STOCKS
(Cost: $2,695,020)		3,773,015

SHORT-TERM INVESTMENTS – 0.25%

MONEY MARKET FUNDS – 0.25%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.29%[e,f,g]	486,065	486,065
BlackRock Cash Funds: Prime,
SL Agency Shares
0.31%[e,f,g]	98,521	98,521
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[e,f]	161,871	161,871

		746,457

TOTAL SHORT-TERM INVESTMENTS
(Cost: $746,457)		746,457

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

September 30, 2010

Value

TOTAL INVESTMENTS IN SECURITIES – 99.62%
(Cost: $295,232,491)	$298,829,352

Other Assets, Less Liabilities – 0.38%	1,152,485

NET ASSETS – 100.00%	$299,981,837

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Non-income earning security.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 96.91%

AUSTRALIA – 2.55%
Oil Search Ltd.	566,325	$3,372,316
Origin Energy Ltd.	459,450	7,051,071
Santos Ltd.	430,425	5,338,684
Woodside Petroleum Ltd.	257,850	10,955,225
WorleyParsons Ltd.	109,575	2,360,636

		29,077,932

AUSTRIA – 0.25%
OMV AG	76,275	2,859,429

		2,859,429

CANADA – 11.56%
ARC Energy Trust	133,875	2,681,807
Cameco Corp.	201,150	5,607,925
Canadian Natural Resources Ltd.	540,675	18,757,736
Canadian Oil Sands Trust	241,200	5,986,208
Cenovus Energy Inc.	378,225	10,909,663
Enbridge Inc.	188,775	9,916,737
EnCana Corp.	363,825	11,026,290
Enerplus Resources Fund	82,125	2,121,472
Husky Energy Inc.	122,625	2,990,766
Imperial Oil Ltd.	120,375	4,575,154
Nexen Inc.	267,975	5,407,304
Penn West Energy Trust	222,075	4,463,797
Suncor Energy Inc.	785,925	25,665,046
Talisman Energy Inc.	507,600	8,906,565
TransCanada Corp.	342,225	12,733,566

		131,750,036

CHINA – 3.05%
China Petroleum & Chemical Corp. Class H	7,650,000	6,779,678
CNOOC Ltd.	8,100,000	15,692,498
PetroChina Co. Ltd. Class H	900,000	1,046,862
PetroChina Co. Ltd. SP ADR	96,750	11,263,635

		34,782,673

FRANCE – 5.68%
Technip SA	55,575	4,475,632
Total SA	1,167,075	60,234,392

		64,710,024

ITALY – 3.51%
Eni SpA	1,399,275	30,239,911

Security	Shares	Value
Saipem SpA[a]	128,700	$5,162,106
Tenaris SA	236,700	4,546,622

		39,948,639

JAPAN – 1.10%
INPEX Corp.	900	4,233,900
JX Holdings Inc.	1,080,020	6,257,238
TonenGeneral Sekiyu K.K	225,000	2,081,937

		12,573,075

NORWAY – 0.99%
Statoil ASA	95,499	2,000,910
Statoil ASA SP ADR[a]	440,754	9,247,019

		11,247,929

PORTUGAL – 0.21%
Galp Energia SGPS SA Class B	141,300	2,442,150

		2,442,150

SPAIN – 0.92%
Repsol YPF SA	286,425	7,388,467
Repsol YPF SA SP ADR	122,130	3,142,405

		10,530,872

UNITED KINGDOM – 17.65%
AMEC PLC	155,025	2,408,685
BG Group PLC	1,679,850	29,607,913
BP PLC	9,356,175	63,072,554
Cairn Energy PLC[b]	698,625	4,993,654
Royal Dutch Shell PLC Class A	1,755,000	52,987,560
Royal Dutch Shell PLC Class B	1,337,400	39,135,828
Tullow Oil PLC	440,775	8,848,867

		201,055,061

UNITED STATES – 49.44%
Anadarko Petroleum Corp.	247,950	14,145,547
Apache Corp.	179,775	17,574,804
Baker Hughes Inc.	216,000	9,201,600
Cabot Oil & Gas Corp.	54,000	1,625,940
Cameron International Corp.[b]	120,375	5,171,310
Chesapeake Energy Corp.	330,075	7,476,199
Chevron Corp.	996,525	80,768,351
ConocoPhillips	736,200	42,279,966
CONSOL Energy Inc.	117,900	4,357,584
Denbury Resources Inc.[b]	203,175	3,228,451
Devon Energy Corp.	211,725	13,707,076
Diamond Offshore Drilling Inc.[a]	34,875	2,363,479

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
El Paso Corp.	373,050	$4,618,359
EOG Resources Inc.	124,650	11,588,710
EQT Corp.	73,125	2,636,888
Exxon Mobil Corp.	2,521,125	155,780,314
FMC Technologies Inc.[b]	61,200	4,179,348
Halliburton Co.	454,500	15,030,315
Helmerich & Payne Inc.	53,550	2,166,633
Hess Corp.	148,275	8,766,018
Marathon Oil Corp.	355,275	11,759,602
Massey Energy Co.	57,150	1,772,793
Murphy Oil Corp.	95,850	5,935,032
Nabors Industries Ltd.[a,b]	148,050	2,673,783
National Oilwell Varco Inc.	209,925	9,335,365
Noble Energy Inc.	85,275	6,403,300
Occidental Petroleum Corp.	403,200	31,570,560
Peabody Energy Corp.	138,600	6,792,786
Pioneer Natural Resources Co.	59,400	3,862,782
QEP Resources Inc.	86,400	2,604,096
Range Resources Corp.	81,675	3,114,268
Rowan Companies Inc.[b]	59,850	1,817,046
Schlumberger Ltd.	676,125	41,656,061
Southwestern Energy Co.[b]	173,475	5,801,004
Spectra Energy Corp.	324,000	7,306,200
Sunoco Inc.	63,450	2,315,925
Tesoro Corp.	81,675	1,091,178
Valero Energy Corp.	289,800	5,074,398
Williams Companies Inc. (The)	301,950	5,770,265

		563,323,336

TOTAL COMMON STOCKS
(Cost: $1,156,731,205)		1,104,301,156
PREFERRED STOCKS – 2.92%

BRAZIL – 2.92%
Petroleo Brasileiro SA SP ADR	1,013,850	33,274,557

		33,274,557

TOTAL PREFERRED STOCKS
(Cost: $31,832,763)		33,274,557

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.93%

MONEY MARKET FUNDS – 0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[c,d,e]	8,769,176	$8,769,176
BlackRock Cash Funds: Prime, SL Agency Shares
0.29%[c,d,e]	1,777,423	1,777,423
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[c,d]	71,082	71,082

		10,617,681

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,617,681)		10,617,681

TOTAL INVESTMENTS IN SECURITIES – 100.76% (Cost: $1,199,181,649)		1,148,193,394

Other Assets, Less Liabilities – (0.76)%		(8,727,817)

NET ASSETS – 100.00%		$1,139,465,577

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 98.28%

AUSTRALIA – 8.19%
AMP Ltd.	133,248	$659,279
ASX Ltd.	10,880	343,111
Australia and New Zealand Banking Group Ltd.	157,952	3,621,549
AXA Asia Pacific Holdings Ltd.	60,464	300,918
BGP Holdings PLC[a]	608,993	83
CFS Retail Property Trust	115,712	212,312
Commonwealth Bank of Australia	96,000	4,756,354
GPT Group	105,472	300,243
Insurance Australia Group Ltd.	131,328	462,857
Lend Lease Group	29,312	215,982
Macquarie Group Ltd.	21,120	741,701
Mirvac Group	207,272	266,919
National Australia Bank Ltd.	131,200	3,219,052
QBE Insurance Group Ltd.	64,896	1,084,542
Stockland Corp. Ltd.	142,336	529,217
Suncorp-Metway Ltd.	79,488	692,678
Westfield Group	130,176	1,545,286
Westpac Banking Corp.	184,832	4,159,114

		23,111,197

AUSTRIA – 0.22%
Erste Group Bank AG	15,360	615,874

		615,874

BELGIUM – 0.61%
Ageas	148,480	425,681
Dexia SAb	69,248	305,545
Groupe Bruxelles Lambert SA	4,864	405,857
KBC Groep NVb	12,928	580,751

		1,717,834

BRAZIL – 1.30%
Itau Unibanco Holding SA SP ADR	151,936	3,673,812

		3,673,812

CANADA – 7.08%
Bank of Montreal	34,560	2,003,830
Bank of Nova Scotia	64,000	3,426,310
Brookfield Asset Management Inc. Class A	28,800	815,838
Canadian Imperial Bank of Commerce	24,192	1,760,426

Security	Shares	Value
Manulife Financial Corp.	110,976	$1,404,171
National Bank of Canada	9,472	599,519
Power Corp. of Canada	21,120	551,753
Royal Bank of Canada	87,936	4,593,742
Sun Life Financial Inc.	35,328	927,065
Toronto-Dominion Bank (The)	53,888	3,910,866

		19,993,520

CHILE – 0.26%
Banco de Chile SP ADR	4,608	414,075
Banco Santander (Chile) SA SP ADR	3,200	308,960

		723,035

CHINA – 2.69%
China Construction Bank Corp. Class H	4,096,000	3,587,799
China Life Insurance Co. Ltd. Class H	384,000	1,516,076
Industrial and Commercial Bank of China Ltd. Class H	3,328,000	2,477,823

		7,581,698

DENMARK – 0.28%
Danske Bank A/Sb	32,896	794,875

		794,875

FINLAND – 0.29%
Sampo OYJ Class A	30,464	823,887

		823,887

FRANCE – 4.14%
AXA	114,816	2,010,279
BNP Paribas	65,664	4,676,756
Credit Agricole SA	66,816	1,045,806
Societe Generale	46,208	2,665,265
Unibail-Rodamco SE	5,844	1,297,659

		11,695,765

GERMANY – 2.55%
Allianz SE Registered	28,160	3,187,012
Commerzbank AGb	42,752	354,860
Deutsche Bank AG Registered	21,632	1,185,563
Deutsche Boerse AG	12,544	838,187
Muenchener Rueckversicherungs- Gesellschaft AG Registered	11,776	1,633,383

		7,199,005

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
GREECE – 0.14%
National Bank of Greece SA SP ADR[b]	177,727	$403,440

		403,440

HONG KONG – 2.27%
BOC Hong Kong (Holdings) Ltd.	192,000	608,409
Cheung Kong (Holdings) Ltd.	128,000	1,938,994
Hang Seng Bank Ltd.	25,600	376,257
Hong Kong Exchanges and Clearing Ltd.	64,000	1,259,687
Sun Hung Kai Properties Ltd.	128,000	2,209,398

		6,392,745

IRELAND – 0.00%
Anglo Irish Bank Corp. Ltd.[a]	47,975	6

		6

ITALY – 2.80%
Assicurazioni Generali SpA	82,944	1,672,484
Banca Monte dei Paschi di Siena SpA[b]	215,168	298,447
Banca Popolare di Milano Scrl	23,936	114,371
Banco Popolare SpA	39,040	233,976
Intesa Sanpaolo SpA	582,912	1,895,974
Mediobanca SpA[b]	28,416	264,572
UniCredit SpA	1,194,368	3,054,024
Unione di Banche Italiane ScpA	38,400	372,733

		7,906,581

JAPAN – 6.22%
Credit Saison Co. Ltd.	12,800	170,994
Dai-ichi Life Insurance Co. Ltd. (The)	640	772,229
Daiwa House Industry Co. Ltd.	28,000	281,542
Daiwa Securities Group Inc.	128,000	516,351
Mitsubishi Estate Co. Ltd.	69,000	1,121,642
Mitsubishi UFJ Financial Group Inc.	870,400	4,052,976
Mitsui Fudosan Co. Ltd.	43,000	724,731
Mizuho Financial Group Inc.	1,280,000	1,869,284
MS&AD Insurance Group Holdings Inc.	38,400	881,168
NKSJ Holdings Inc.[b]	52,400	328,676
Nomura Holdings Inc.	230,400	1,114,216
ORIX Corp.	6,400	488,772
Promise Co. Ltd.	6,400	47,958

Security	Shares	Value
Shinsei Bank Ltd.[b,c]	128,000	$90,400
Sumitomo Mitsui Financial Group Inc.	89,600	2,608,417
Sumitomo Realty & Development Co. Ltd.	22,000	454,273
Sumitomo Trust and Banking Co. Ltd. (The)	128,000	640,460
Tokio Marine Holdings Inc.	51,200	1,380,206

		17,544,295

NETHERLANDS – 1.03%
AEGON NVb	70,912	425,476
ING Groep NV CVA[b]	237,440	2,466,806

		2,892,282

NORWAY – 0.28%
DnB NOR ASA	57,984	792,599

		792,599

PERU – 0.17%
Credicorp Ltd.	4,224	481,114

		481,114

PORTUGAL – 0.16%
Banco Comercial Portugues SA Registered	277,632	242,196
Banco Espirito Santo SA Registered	47,488	220,100

		462,296

SINGAPORE – 1.42%
DBS Group Holdings Ltd.	128,000	1,370,160
Oversea-Chinese Banking Corp. Ltd.	128,000	861,216
United Overseas Bank Ltd.	128,000	1,782,765

		4,014,141

SOUTH KOREA – 0.79%
KB Financial Group Inc. SP ADR	24,704	1,059,061
Shinhan Financial Group Co. Ltd. SP ADR	15,362	1,177,958

		2,237,019

SPAIN – 3.73%
Banco Bilbao Vizcaya Argentaria SA	233,728	3,160,543
Banco de Sabadell SAc	71,936	360,813
Banco Popular Espanol SA	56,192	356,717

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
Banco Santander SA	510,720	$6,496,142
Bankinter SA	21,120	146,962

		10,521,177

SWEDEN – 1.86%
Investor AB Class B	28,416	577,984
Nordea Bank AB	200,320	2,089,348
Skandinaviska Enskilda Banken AB Class A	105,088	780,367
Svenska Handelsbanken AB Class A	29,312	962,035
Swedbank AB Class Ab	60,544	840,620

		5,250,354

SWITZERLAND – 3.95%
Baloise Holding AG Registered	3,072	278,601
Credit Suisse Group AG Registered	62,208	2,674,380
GAM Holding AGb	15,104	230,359
Julius Baer Group Ltd.	13,440	492,092
Swiss Life Holding AG Registered[b]	1,920	219,917
Swiss Reinsurance Co. Registered	23,168	1,021,863
UBS AG Registered[b]	238,336	4,069,241
Zurich Financial Services AG Registered	9,216	2,172,521

		11,158,974

UNITED KINGDOM – 10.27%
3i Group PLC	60,544	273,336
Aviva PLC	175,360	1,102,290
Barclays PLC	747,392	3,528,512
British Land Co. PLC	52,096	381,732
Hammerson PLC	41,728	259,272
HSBC Holdings PLC	1,089,536	11,073,951
Land Securities Group PLC	46,464	468,961
Legal & General Group PLC	370,560	604,366
Lloyds Banking Group PLC[b]	2,481,152	2,897,945
London Stock Exchange Group PLC	12,928	138,733
Man Group PLC	111,232	384,037
Old Mutual PLC	338,176	739,662
Provident Financial PLC	6,912	89,750
Prudential PLC	158,720	1,591,957
Resolution Ltd.	89,120	344,067
Royal Bank of Scotland Group PLC[b]	1,076,992	801,213
RSA Insurance Group PLC	203,136	418,373
Schroders PLC	7,552	171,128

Security	Shares	Value
SEGRO PLC	44,288	$190,524
Standard Chartered PLC	104,576	3,009,083
Standard Life PLC	143,872	524,162

		28,993,054

UNITED STATES – 35.58%
ACE Ltd.	20,224	1,178,048
Aflac Inc.	29,568	1,528,961
Allstate Corp. (The)	33,280	1,049,984
American Express Co.	65,408	2,749,098
American International Group Inc.[b,c]	8,704	340,326
Ameriprise Financial Inc.	15,872	751,222
Aon Corp.	16,896	660,803
Apartment Investment and Management Co. Class A	8,192	175,145
Assurant Inc.	6,656	270,899
AvalonBay Communities Inc.	5,248	545,425
Bank of America Corp.	622,976	8,167,215
Bank of New York Mellon Corp. (The)	75,520	1,973,338
BB&T Corp.	42,880	1,032,550
Berkshire Hathaway Inc. Class Bb	105,728	8,741,591
Boston Properties Inc.	8,704	723,477
Capital One Financial Corp.	28,416	1,123,853
CB Richard Ellis Group Inc. Class Ab	17,408	318,218
Charles Schwab Corp. (The)	61,696	857,574
Chubb Corp.	19,584	1,116,092
Cincinnati Financial Corp.	10,624	306,502
Citigroup Inc.[b]	1,469,184	5,729,818
CME Group Inc.	4,096	1,066,803
Comerica Inc.	11,136	413,702
Discover Financial Services	34,688	578,596
E*TRADE Financial Corp.[b]	12,416	180,529
Equity Residential	17,920	852,454
Federated Investors Inc. Class B	5,504	125,271
Fifth Third Bancorp	49,792	598,998
First Horizon National Corp.[b]	15,874	181,122
Franklin Resources Inc.	9,344	998,874
Genworth Financial Inc. Class Ab	30,720	375,398
Goldman Sachs Group Inc. (The)	32,000	4,626,560

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
Hartford Financial Services Group Inc. (The)	27,392	$628,646
HCP Inc.[c]	18,432	663,183
Health Care REIT Inc.	7,168	339,333
Host Hotels & Resorts Inc.	41,728	604,221
Hudson City Bancorp Inc.	29,568	362,504
Huntington Bancshares Inc.	45,568	258,371
IntercontinentalExchange Inc.[b]	4,736	495,954
Invesco Ltd.[c]	29,440	625,011
Janus Capital Group Inc.	12,288	134,554
JPMorgan Chase & Co.	246,016	9,365,829
KeyCorp	56,576	450,345
Kimco Realty Corp.	25,600	403,200
Legg Mason Inc.	10,240	310,374
Leucadia National Corp.[b]	11,904	281,172
Lincoln National Corp.	18,944	453,141
Loews Corp.	20,224	766,490
M&T Bank Corp.[c]	5,248	429,339
Marsh & McLennan Companies Inc.	34,432	830,500
Marshall & Ilsley Corp.	34,176	240,599
MetLife Inc.	56,286	2,164,197
Moody’s Corp.	12,544	313,349
Morgan Stanley	86,784	2,141,829
NASDAQ OMX Group Inc. (The)[b]	8,832	171,606
Northern Trust Corp.	15,232	734,792
NYSE Euronext Inc.	16,512	471,748
People’s United Financial Inc.	22,144	289,865
Plum Creek Timber Co. Inc.[c]	9,856	347,917
PNC Financial Services Group Inc. (The)[d]	32,512	1,687,698
Principal Financial Group Inc.	20,352	527,524
Progressive Corp. (The)	43,136	900,248
ProLogis	29,824	351,327
Prudential Financial Inc.	29,056	1,574,254
Public Storage	8,448	819,794
Regions Financial Corp.	76,416	555,544
Simon Property Group Inc.	18,304	1,697,513
SLM Corp.[b]	30,208	348,902
State Street Corp.	31,488	1,185,838
SunTrust Banks Inc.	31,360	810,029
T. Rowe Price Group Inc.	16,512	826,673
Torchmark Corp.	5,248	278,879
Travelers Companies Inc. (The)	28,800	1,500,480

Security	Shares	Value
U.S. Bancorp	118,784	$2,568,110
Unum Group	20,352	450,797
Ventas Inc.	9,728	501,673
Vornado Realty Trust	9,856	842,984
Wells Fargo & Co.	324,480	8,154,182
Weyerhaeuser Co.	33,152	522,476
XL Group PLC	21,248	460,232
Zions Bancorporation	11,008	235,131

		100,416,803

TOTAL COMMON STOCKS
(Cost: $356,949,653)		277,397,382

PREFERRED STOCKS – 0.98%

BRAZIL – 0.98%
Banco Bradesco SA SP ADR	135,424	2,759,941

		2,759,941

TOTAL PREFERRED STOCKS
(Cost: $1,832,981)		2,759,941

RIGHTS – 0.06%

GERMANY – 0.06%
Deutsche Bank AGb	38,656	187,345

		187,345

TOTAL RIGHTS
(Cost: $0)		187,345

SHORT-TERM INVESTMENTS – 0.95%

MONEY MARKET FUNDS – 0.95%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[d,e,f]	2,129,906	2,129,906
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[d,e,f]	431,710	431,710
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[d,e]	118,227	118,227

		2,679,843

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,679,843)		2,679,843

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

September 30, 2010

Value

TOTAL INVESTMENTS IN SECURITIES – 100.27%
(Cost: $361,462,477)	$283,024,511

Other Assets, Less Liabilities – (0.27)%	(769,300)

NET ASSETS – 100.00%	$282,255,211

SP ADR – Sponsored American Depositary Receipts

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.50%

AUSTRALIA – 1.09%
CSL Ltd.	131,087	$4,194,871
Sonic Healthcare Ltd.	92,191	981,904

		5,176,775
BELGIUM – 0.20%
UCB SA	27,676	960,262

		960,262
CANADA – 0.33%
Valeant Pharmaceuticals International Inc.	61,523	1,556,292

		1,556,292

DENMARK – 1.69%
Novo Nordisk A/S Class B	80,784	8,028,527

		8,028,527

FRANCE – 4.40%
Essilor International SA	50,677	3,491,731
Sanofi-Aventis	260,117	17,356,095

		20,847,826

GERMANY – 3.96%
Bayer AG	195,976	13,685,008
Fresenius Medical Care AG & Co. KGaA	45,067	2,787,413
Merck KGaA	15,521	1,305,683
QIAGEN NVa	55,165	988,461

		18,766,565

IRELAND – 0.13%
Elan Corp. PLC[a]	111,639	628,842

		628,842

JAPAN – 4.45%
Astellas Pharma Inc.	93,535	3,375,724
Daiichi Sankyo Co. Ltd.	149,693	3,042,599
Eisai Co. Ltd.	56,100	1,960,209
Ono Pharmaceutical Co. Ltd.	18,700	813,676
Shionogi & Co. Ltd.	74,800	1,368,140
Taisho Pharmaceutical Co. Ltd.	41,000	828,932
Takeda Pharmaceutical Co. Ltd.	168,300	7,726,006
Terumo Corp.	37,400	1,983,266

		21,098,552

Security	Shares	Value
SWITZERLAND – 13.21%
Actelion Ltd. Registered[a]	26,367	$1,062,561
Lonza Group AG Registered	12,342	1,060,557
Nobel Biocare Holding AG Registered	29,733	537,169
Novartis AG Registered	625,889	36,100,972
Roche Holding AG Bearer	6,358	915,026
Roche Holding AG Genusschein	166,617	22,887,560

		62,563,845

UNITED KINGDOM – 9.83%
AstraZeneca PLC	339,592	17,303,407
GlaxoSmithKline PLC	1,231,021	24,335,341
Shire PLC	132,770	3,000,201
Smith & Nephew PLC	210,001	1,920,989

		46,559,938

UNITED STATES – 60.21%
Abbott Laboratories	366,520	19,147,005
Aetna Inc.	99,110	3,132,867
Allergan Inc.	72,743	4,839,592
AmerisourceBergen Corp.	65,824	2,018,164
Amgen Inc.[a]	227,579	12,541,879
Baxter International Inc.	138,754	6,619,953
Becton, Dickinson and Co.	54,978	4,073,870
Biogen Idec Inc.[a]	57,222	3,211,299
Boston Scientific Corp.[a]	359,788	2,205,500
Bristol-Myers Squibb Co.	407,099	11,036,454
C.R. Bard Inc.	22,440	1,827,289
Cardinal Health Inc.	83,402	2,755,602
CareFusion Corp.[a]	45,067	1,119,464
Celgene Corp.[a]	109,021	6,280,700
Cephalon Inc.[a]	18,139	1,132,599
Cerner Corp.[a]	16,830	1,413,552
CIGNA Corp.	64,515	2,308,347
Coventry Health Care Inc.[a]	34,782	748,857
DaVita Inc.[a,b]	24,310	1,678,119
DENTSPLY International Inc.	34,221	1,094,045
Eli Lilly and Co.	241,230	8,812,132
Express Scripts Inc.[a]	128,469	6,256,440
Forest Laboratories Inc.[a]	68,442	2,116,911
Genzyme Corp.[a]	60,214	4,262,549
Gilead Sciences Inc.[a]	198,594	7,071,932
Hospira Inc.[a]	39,457	2,249,444

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
Humana Inc.[a]	40,018	$2,010,504
Intuitive Surgical Inc.[a]	9,350	2,652,969
Johnson & Johnson	653,378	40,483,301
King Pharmaceuticals Inc.[a]	60,214	599,731
Laboratory Corp. of America Holdings[a]	24,310	1,906,633
Life Technologies Corp.[a]	43,571	2,034,330
McKesson Corp.	61,897	3,823,997
Medco Health Solutions Inc.[a]	102,850	5,354,371
Medtronic Inc.	256,377	8,609,140
Merck & Co. Inc.	729,674	26,859,300
Mylan Inc.[a,b]	72,930	1,371,813
Patterson Companies Inc.	22,627	648,264
PerkinElmer Inc.	27,676	640,423
Pfizer Inc.	1,906,652	32,737,215
Quest Diagnostics Inc.	34,969	1,764,885
St. Jude Medical Inc.[a]	77,418	3,045,624
Stryker Corp.	80,784	4,043,239
Tenet Healthcare Corp.[a]	114,070	538,410
Thermo Fisher Scientific Inc.[a]	96,492	4,620,037
UnitedHealth Group Inc.	266,288	9,349,372
Varian Medical Systems Inc.[a]	28,798	1,742,279
Waters Corp.[a]	21,692	1,535,360
Watson Pharmaceuticals Inc.[a]	25,245	1,068,116
WellPoint Inc.[a]	94,435	5,348,798
Zimmer Holdings Inc.[a]	47,685	2,495,356

		285,238,032

TOTAL COMMON STOCKS (Cost: $544,471,024)		471,425,456

SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[c,d,e]	202,833	202,833
BlackRock Cash Funds: Prime, SL Agency Shares
0.29%[c,d,e]	41,112	41,112

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[c,d]	130,033	$130,033

		373,978

TOTAL SHORT-TERM INVESTMENTS
(Cost: $373,978)		373,978

TOTAL INVESTMENTS IN SECURITIES – 99.58% (Cost: $544,845,002)		471,799,434

Other Assets, Less Liabilities – 0.42%		1,972,556

NET ASSETS – 100.00%		$473,771,990

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.62%

AUSTRALIA – 1.94%
Asciano Group[a]	260,258	$415,792
Brambles Ltd.	126,984	770,911
Leighton Holdings Ltd.	14,578	466,647
MAp Group	133,725	378,079
Qantas Airways Ltd.[a]	182,114	491,966
Toll Holdings Ltd.	63,048	402,905
Transurban Group	121,360	584,009

		3,510,309

BRAZIL – 0.23%
Empresa Brasileira de Aeronautica SA SP ADR	14,726	418,071

		418,071

CANADA – 2.36%
Bombardier Inc. Class B	122,100	601,067
Canadian National Railway Co.	35,150	2,254,589
Canadian Pacific Railway Ltd.	12,728	779,921
SNC-Lavalin Group Inc.	12,136	622,268

		4,257,845

CHILE – 0.41%
LAN Airlines SA SP ADR	24,919	733,615

		733,615

DENMARK – 0.73%
A.P. Moller – Maersk A/S Class B	79	661,385
Vestas Wind Systems A/Sa	17,242	650,677

		1,312,062

FINLAND – 0.86%
Kone OYJ Class B	12,506	647,074
Metso OYJ	10,508	482,297
Wartsila OYJ Class B	6,364	415,901

		1,545,272

FRANCE – 5.86%
Air France-KLM[a]	9,990	153,432
ALSTOM	16,946	865,700
Bouygues SA	18,574	798,373
Compagnie de Saint-Gobain	32,560	1,450,434
Edenred SAa	11,560	229,308
European Aeronautic Defence and Space Co. NVa	33,152	828,016
Safran SA	16,058	452,040

Security	Shares	Value
Schneider Electric SA	20,276	$2,574,592
Thales SA	6,438	235,637
Vallourec SA	8,806	876,040
Vinci SA	42,180	2,117,370

		10,580,942

GERMANY – 5.29%
Deutsche Lufthansa AG Registered[a]	15,096	277,913
Deutsche Post AG Registered	66,008	1,198,969
Hochtief AG	3,996	346,524
MAN SE	8,436	920,886
Siemens AG Registered	64,306	6,797,626

		9,541,918

HONG KONG – 0.85%
Hutchison Whampoa Ltd.	164,000	1,529,472

		1,529,472

IRELAND – 0.13%
Ryanair Holdings PLC SP ADR	7,459	229,812

		229,812

ITALY – 0.48%
Atlantia SpA	22,484	466,567
Finmeccanica SpA	33,744	401,477

		868,044

JAPAN –15.58%
All Nippon Airways Co. Ltd.[a]	148,000	547,426
Asahi Glass Co. Ltd.	74,000	753,819
Central Japan Railway Co.	148	1,087,766
Dai Nippon Printing Co. Ltd.	29,000	353,735
Daikin Industries Ltd.	22,200	834,427
East Japan Railway Co.	25,200	1,520,326
Fanuc Ltd.	14,800	1,883,218
Furukawa Electric Co. Ltd.	74,000	278,142
ITOCHU Corp.	111,000	1,015,130
JS Group Corp.	22,200	435,018
Kajima Corp.	74,000	178,046
Kawasaki Heavy Industries Ltd.	148,000	419,871
Kintetsu Corp.	74,000	249,796
Komatsu Ltd.	66,600	1,545,018
Kubota Corp.	74,000	676,754
Marubeni Corp.	148,000	836,198
Mitsubishi Corp.	111,000	2,632,164

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
Mitsubishi Electric Corp.	148,000	$1,272,013
Mitsubishi Heavy Industries Ltd.	296,000	1,091,310
Mitsui & Co. Ltd.	133,200	1,980,302
Mitsui O.S.K. Lines Ltd.	79,000	496,469
NGK Insulators Ltd.	12,000	199,234
Nidec Corp.	7,400	657,266
Nippon Express Co. Ltd.	74,000	280,800
Nippon Yusen K.K	106,000	433,948
NSK Ltd.	21,000	142,279
Obayashi Corp.	74,000	294,087
Odakyu Electric Railway Co. Ltd.	74,000	683,840
Secom Co. Ltd.	14,800	667,896
Shimizu Corp.	74,000	273,713
SMC Corp.	7,400	975,269
Sumitomo Corp.	88,800	1,143,749
Sumitomo Electric Industries Ltd.	59,200	721,398
Taisei Corp.	74,000	152,358
Tokyu Corp.	74,000	326,861
Toppan Printing Co. Ltd.	19,000	148,516
TOTO Ltd.	7,000	47,929
West Japan Railway Co.	148	530,419
Yamato Holdings Co. Ltd.	29,600	357,864

		28,124,374

MEXICO – 0.35%
Alfa SAB de CV Series A	37,000	287,173
Grupo Carso SAB de CV Series A1	66,600	336,954

		624,127

NETHERLANDS – 1.93%
Koninklijke Philips Electronics NV	77,404	2,436,268
Randstad Holding NVa	5,624	255,866
TNT NV	29,378	790,506

		3,482,640

NORWAY – 0.37%
Orkla ASA	72,816	673,923

		673,923

PORTUGAL – 0.08%
BRISA – Auto-estradas de Portugal SA	23,384	151,000

		151,000

SINGAPORE – 0.92%
Keppel Corp. Ltd.[b]	109,000	744,152

Security	Shares	Value
Singapore Airlines Ltd.	74,667	$926,419

		1,670,571

SPAIN – 0.89%
Abertis Infraestructuras SA	23,680	441,923
Actividades de Construcciones y Servicios SA	13,912	695,607
Ferrovial SA	32,338	302,810
Gamesa Corporacion Tecnologica SAa	22,940	160,816

		1,601,156

SWEDEN – 4.35%
Alfa Laval AB	29,970	525,879
Assa Abloy AB Class B	24,272	613,062
Atlas Copco AB Class A	56,684	1,095,689
Sandvik AB	86,210	1,323,145
Scania AB Class B	27,750	613,501
Securitas AB Class B	27,084	292,145
Skanska AB Class B	31,598	579,797
SKF AB Class B	33,670	775,397
Volvo AB Class Aa	44,770	626,263
Volvo AB Class Ba	95,608	1,406,303

		7,851,181

SWITZERLAND – 3.28%
ABB Ltd. Registered[a]	181,670	3,851,155
Adecco SA Registered	10,656	560,096
Geberit AG Registered	2,883	516,428
Kuehne & Nagel International AG Registered	3,182	384,335
SGS SA Registered	370	601,423

		5,913,437

UNITED KINGDOM – 4.80%
Aggreko PLC	21,164	523,599
BAE Systems PLC	262,996	1,418,591
British Airways PLC[a,b]	35,446	135,618
Bunzl PLC	24,716	295,611
Capita Group PLC	42,328	524,266
Cobham PLC	86,506	314,891
Cookson Group PLC[a]	24,050	207,302
Experian PLC	76,442	834,770
FirstGroup PLC	34,336	196,299
G4S PLC	93,388	374,672
Hays PLC	102,342	182,397

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
IMI PLC	24,938	$301,607
Invensys PLC	64,380	302,828
Rentokil Initial PLC[a]	126,762	205,744
Rolls-Royce Group PLC[a]	143,634	1,365,953
Serco Group PLC	33,596	325,585
Smiths Group PLC	30,044	577,116
Wolseley PLC[a]	23,162	583,614

		8,670,463

UNITED STATES – 47.93%
3M Co.	54,834	4,754,656
Avery Dennison Corp.	8,806	326,879
Boeing Co. (The)	56,906	3,786,525
C.H. Robinson Worldwide Inc.	12,358	864,071
Caterpillar Inc.	49,506	3,895,132
Cintas Corp.	10,360	285,418
CSX Corp.	29,008	1,604,723
Cummins Inc.	15,910	1,441,128
Danaher Corp.	40,996	1,664,848
Deere & Co.	33,374	2,328,838
Dover Corp.	15,096	788,162
Dun & Bradstreet Corp. (The)	3,700	274,318
Eaton Corp.	13,246	1,092,663
Emerson Electric Co.	58,312	3,070,710
Equifax Inc.	9,620	300,144
Expeditors International of Washington Inc.	15,688	725,256
Fastenal Co.[b]	10,434	554,984
FedEx Corp.	24,050	2,056,275
Flowserve Corp.	4,736	518,213
Fluor Corp.	14,652	725,714
General Dynamics Corp.	29,600	1,859,176
General Electric Co.	827,690	13,449,962
Goodrich Corp.	9,546	703,827
Honeywell International Inc.	59,348	2,607,751
Illinois Tool Works Inc.	38,924	1,830,206
Iron Mountain Inc.	14,652	327,326
ITT Corp.	14,356	672,291
Jacobs Engineering Group Inc.[a]	10,952	423,842
L-3 Communications Holdings Inc.	9,102	657,802
Lockheed Martin Corp.	22,792	1,624,614
Masco Corp.	29,896	329,155
Norfolk Southern Corp.	28,120	1,673,421

Security	Shares	Value
Northrop Grumman Corp.	22,866	$1,386,366
PACCAR Inc.	29,156	1,403,861
Pall Corp.	9,546	397,495
Parker Hannifin Corp.	13,024	912,461
Pitney Bowes Inc.	16,132	344,902
Precision Castparts Corp.	11,100	1,413,585
Quanta Services Inc.[a]	17,982	343,097
R.R. Donnelley & Sons Co.	17,908	303,720
Raytheon Co.	28,786	1,315,808
Republic Services Inc.	23,606	719,747
Robert Half International Inc.	12,062	313,612
Rockwell Automation Inc.	11,396	703,475
Rockwell Collins Inc.	11,988	698,301
Roper Industries Inc.	7,918	516,095
Ryder System Inc.	4,218	180,404
Snap-on Inc.	5,032	234,038
Southwest Airlines Co.	48,914	639,306
Stericycle Inc.[a,b]	6,512	452,454
Textron Inc.	22,866	470,125
Tyco International Ltd.	39,590	1,454,141
Union Pacific Corp.	37,962	3,105,292
United Parcel Service Inc. Class B	75,332	5,023,891
United Technologies Corp.	71,558	5,097,076
W.W. Grainger Inc.	4,884	581,733
Waste Management Inc.	35,224	1,258,906

		86,487,921

TOTAL COMMON STOCKS (Cost: $188,432,276)		179,778,155

SHORT-TERM INVESTMENTS – 0.79%

MONEY MARKET FUNDS – 0.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[c,d,e]	1,068,919	1,068,919
BlackRock Cash Funds: Prime, SL Agency Shares
0.29%[c,d,e]	216,659	216,659

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[c,d]	131,086	$131,086

		1,416,664

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,416,664)		1,416,664

TOTAL INVESTMENTS IN SECURITIES – 100.41%
(Cost: $189,848,940)		181,194,819

Other Assets, Less Liabilities – (0.41)%		(736,111)

NET ASSETS – 100.00%		$180,458,708

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.35%

AUSTRALIA – 9.46%
Australian Infrastructure Fund	1,621,936	$2,999,540
ConnectEast Group	9,643,042	4,061,541
Intoll Group	6,350,126	9,161,280
MAp Group	3,124,036	8,832,557
Transurban Group	3,790,726	18,241,743

		43,296,661

BRAZIL – 1.52%
Centrais Eletricas Brasileiras SA SP ADR	72,762	934,992
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	16,616	756,194
CPFL Energia SA SP ADR	15,678	1,103,574
Ultrapar Participacoes SA SP ADR[a]	67,804	4,149,605

		6,944,365

CANADA – 9.89%
AltaGas Ltd.	81,070	1,691,181
Enbridge Inc.	397,310	20,871,508
Pembina Pipeline Income Fund	79,462	1,591,796
TransCanada Corp.	567,088	21,100,306

		45,254,791

CHILE – 0.80%
Empresa Nacional de Electricidad SA SP ADR	33,500	1,810,005
Enersis SA SP ADR	77,988	1,833,498

		3,643,503

CHINA – 5.97%
China Merchants Holdings (International) Co. Ltd.[a]	2,948,000	10,708,677
China Resources Power Holdings Co. Ltd.	537,600	1,155,087
COSCO Pacific Ltd.	3,484,000	5,241,797
Datang International Power Generation Co. Ltd. Class H	1,072,000	447,403
Hong Kong Aircraft Engineering Co. Ltd.	79,200	1,448,681
Huaneng Power International Inc. SP ADR	25,728	637,025

Security	Shares	Value
Jiangsu Expressway Co. Ltd. Class H	3,484,000	$3,648,614
Zhejiang Expressway Co. Ltd. Class H	4,288,000	4,043,199

		27,330,483

FRANCE – 7.86%
Aeroports de Paris	105,190	8,593,351
Electricite de France	85,492	3,692,823
GDF Suez	426,254	15,281,279
Groupe Eurotunnel SA	985,570	8,391,889

		35,959,342

GERMANY – 7.98%
E.ON AG	604,206	17,841,776
Fraport AGa	119,662	7,287,608
Hamburger Hafen und Logistik AG	67,000	2,611,424
RWE AG	129,980	8,792,588

		36,533,396

ITALY – 6.50%
Ansaldo STS SpA	203,010	2,630,148
Atlantia SpA	816,194	16,936,884
Enel SpA	1,906,016	10,174,189

		29,741,221

JAPAN – 6.39%
Japan Airport Terminal Co. Ltd.	147,400	2,434,905
Kamigumi Co. Ltd.	670,000	4,972,468
Kansai Electric Power Co. Inc. (The)	227,800	5,527,300
Mitsubishi Logistics Corp.	402,000	4,816,878
Sumitomo Warehouse Co. Ltd. (The)[a]	402,000	2,011,444
Tokyo Electric Power Co. Inc. (The)	388,600	9,470,788

		29,233,783

MEXICO – 0.76%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	100,500	3,461,220

		3,461,220

NETHERLANDS – 1.84%
Royal Vopak NV	175,808	8,402,863

		8,402,863

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

September 30, 2010

Security	Shares	Value
NEW ZEALAND – 0.91%
Auckland International Airport Ltd.	2,764,688	$4,168,810

		4,168,810

NORWAY – 0.57%
Frontline Ltd.[a]	60,434	1,720,287
Ship Finance International Ltd.	46,230	898,249

		2,618,536

PORTUGAL – 0.98%
BRISA – Auto-estradas de Portugal SA	693,450	4,477,884

		4,477,884

SINGAPORE – 1.80%
SIA Engineering Co.	368,000	1,286,958
Singapore Airport Terminal Services Ltd.	3,216,000	6,968,183

		8,255,141

SPAIN – 5.49%
Abertis Infraestructuras SA	846,478	15,797,222
Iberdrola SA	1,210,288	9,323,850

		25,121,072

SWITZERLAND – 0.82%
Flughafen Zurich AG Registered	10,318	3,770,434

		3,770,434

UNITED KINGDOM – 6.32%
BBA Aviation PLC	1,145,566	3,400,966
Centrica PLC	1,591,384	8,112,423
Forth Ports PLC	134,000	2,911,859
National Grid PLC	1,094,646	9,314,698
Scottish & Southern Energy PLC	295,068	5,198,346

		28,938,292

UNITED STATES – 23.49%
American Electric Power Co. Inc.	151,822	5,500,511
Dominion Resources Inc.	189,744	8,284,223
Duke Energy Corp.	411,380	7,285,540
El Paso Corp.	694,254	8,594,865
Entergy Corp.	63,114	4,830,114
Exelon Corp.	205,288	8,741,163
FirstEnergy Corp.	95,944	3,697,682
General Maritime Corp.	93,264	457,926
NextEra Energy Inc.	134,402	7,310,125

Security	Shares	Value
Nordic American Tanker Shipping Ltd.[a]	49,044	$1,312,418
Overseas Shipholding Group Inc.	26,800	919,776
PG&E Corp.	124,620	5,660,240
Public Service Enterprise Group Inc.	163,078	5,394,620
Southern Co.	264,516	9,850,576
Southern Union Co.	121,672	2,927,428
Spectra Energy Corp.	634,222	14,301,706
Teekay Corp.	38,994	1,042,310
Williams Companies Inc. (The)	595,228	11,374,807

		107,486,030

TOTAL COMMON STOCKS (Cost: $424,509,238)		454,637,827

PREFERRED STOCKS – 0.44%

BRAZIL – 0.44%
Companhia Energetica de Minas Gerais SP ADR	122,342	2,005,185

		2,005,185

TOTAL PREFERRED STOCKS (Cost: $1,654,119)		2,005,185

SHORT-TERM INVESTMENTS – 3.51%

MONEY MARKET FUNDS – 3.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[b,c,d]	13,173,372	13,173,372
BlackRock Cash Funds: Prime, SL Agency Shares
0.29%[b,c,d]	2,670,110	2,670,110
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[b,c]	241,682	241,682

		16,085,164

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,085,164)		16,085,164

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

September 30, 2010

Value

TOTAL INVESTMENTS IN SECURITIES – 103.30% (Cost: $442,248,521)	$472,728,176

Other Assets, Less Liabilities – (3.30)%	(15,104,248)

NET ASSETS – 100.00%	$457,623,928

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 95.63%

AUSTRALIA – 12.89%
Amcor Ltd.	616,017	$3,882,944
BHP Billiton Ltd.	1,652,400	62,253,529
BlueScope Steel Ltd.	710,640	1,513,770
Fortescue Metals Group Ltd.[a]	511,110	2,578,337
Incitec Pivot Ltd.	839,160	2,916,935
Newcrest Mining Ltd.	371,790	14,280,633
OneSteel Ltd.	505,440	1,433,920
Orica Ltd.	196,830	4,899,829
Rio Tinto Ltd.	218,700	16,256,531

		110,016,428

AUSTRIA – 0.21%
voestalpine AG	48,060	1,772,824

		1,772,824

BELGIUM – 0.71%
Solvay SA	30,210	3,227,243
Umicore	64,941	2,811,329

		6,038,572

BRAZIL – 0.98%
Companhia Siderurgica Nacional SA SP ADR	391,770	6,922,576
Fibria Celulose SA SP ADR[a,b]	86,130	1,489,188

		8,411,764

CANADA – 12.45%
Agnico-Eagle Mines Ltd.	79,650	5,679,580
Agrium Inc.	80,460	6,054,991
Barrick Gold Corp.	478,440	22,176,558
Eldorado Gold Corp.	259,200	4,805,755
First Quantum Minerals Ltd.	35,910	2,739,150
Goldcorp Inc.	368,010	16,035,529
IAMGOLD Corp.	168,210	2,987,558
Inmet Mining Corp.	23,760	1,327,605
Kinross Gold Corp.	520,560	9,793,642
Potash Corp. of Saskatchewan Inc.	145,530	20,923,351
Teck Resources Ltd. Class B	236,250	9,746,162
Yamana Gold Inc.	350,730	4,010,394

		106,280,275

Security	Shares	Value
CHILE – 0.53%
Sociedad Quimica y Minera de
Chile SA Series B SP ADR[b]	94,500	$4,558,680

		4,558,680

DENMARK – 0.36%
Novozymes A/S Class B	24,030	3,061,693

		3,061,693

FINLAND – 0.84%
Stora Enso OYJ Class R	302,940	2,998,411
UPM-Kymmene OYJ	243,810	4,183,919

		7,182,330

FRANCE – 2.68%
L’Air Liquide SA	147,167	17,979,660
Lafarge SA	85,050	4,876,633

		22,856,293

GERMANY – 6.27%
BASF SE	458,190	28,933,489
HeidelbergCement AG	68,310	3,296,630
K+S AG	76,140	4,564,806
Linde AG	82,350	10,734,270
Salzgitter AG	14,850	963,283
ThyssenKrupp AG	154,170	5,034,514

		53,526,992

IRELAND – 0.67%
CRH PLC	346,950	5,702,823

		5,702,823

JAPAN – 7.75%
Asahi Kasei Corp.	540,000	2,973,426
JFE Holdings Inc.	216,000	6,601,006
JSR Corp.	108,000	1,837,060
Kobe Steel Ltd.	810,000	1,900,407
Kuraray Co. Ltd.	189,000	2,384,558
Mitsubishi Chemical Holdings Corp.	675,000	3,425,904
Mitsubishi Materials Corp.[a]	540,000	1,551,353
Mitsui Chemicals Inc.	540,000	1,454,393
Mitsui Mining & Smelting Co. Ltd.	270,000	772,444
Nippon Paper Group Inc.	54,000	1,350,323
Nippon Steel Corp.	2,700,000	9,178,836
Nitto Denko Corp.	81,000	3,165,729
Oji Paper Co. Ltd.	540,000	2,385,205
Shin-Etsu Chemical Co. Ltd.	189,000	9,196,612

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
Sumitomo Chemical Co. Ltd.	810,000	$3,548,719
Sumitomo Metal Industries Ltd.	1,620,000	4,091,693
Sumitomo Metal Mining Co. Ltd.	270,000	4,120,780
Teijin Ltd.	540,000	1,784,056
Toray Industries Inc.	540,000	3,005,746
Toyo Seikan Kaisha Ltd.	81,000	1,458,271

		66,186,521

MEXICO – 0.49%
Cemex SAB de CV CPO[a,b]	4,860,081	4,180,898

		4,180,898

NETHERLANDS – 3.14%
Akzo Nobel NV	126,090	7,790,113
ArcelorMittal	424,980	14,017,222
Koninklijke DSM NV	96,660	4,959,068

		26,766,403

NORWAY – 0.84%
Norsk Hydro ASA	440,666	2,671,296
Yara International ASA	98,550	4,476,333

		7,147,629

PERU – 0.98%
Compania de Minas Buenaventura SA SP ADR	119,340	5,391,781
Southern Copper Corp.	84,510	2,967,991

		8,359,772

PORTUGAL – 0.15%
CIMPOR – Cimentos de Portugal
SGPS SA	203,614	1,312,593

		1,312,593

SOUTH KOREA – 1.84%
POSCO SP ADR	137,477	15,669,629

		15,669,629

SPAIN – 0.12%
Acerinox SA	57,510	1,024,983

		1,024,983

SWEDEN – 1.07%
Boliden AB	157,680	2,391,949
Holmen AB Class B	18,900	583,802
SSAB AB Class A	86,940	1,388,601
Svenska Cellulosa AB Class B	311,580	4,745,073

		9,109,425

Security	Shares	Value
SWITZERLAND – 3.16%
Clariant AG Registered[a]	140,130	$2,061,178
Givaudan SA Registered	4,303	4,422,142
Holcim Ltd. Registered	127,083	8,208,135
Syngenta AG Registered	49,140	12,283,114

		26,974,569

TAIWAN – 1.38%
China Steel Corp. SP GDR	570,939	11,784,181

		11,784,181

UNITED KINGDOM – 15.14%
Anglo American PLC	648,810	25,820,593
BHP Billiton PLC	1,089,450	34,764,312
Johnson Matthey PLC	119,880	3,328,541
Lonmin PLC[a]	72,090	1,895,975
Rexam PLC	467,640	2,262,306
Rio Tinto PLC	735,480	43,125,271
Xstrata PLC	937,710	17,997,705

		129,194,703

UNITED STATES – 20.98%
Air Products and Chemicals Inc.	113,130	9,369,427
Airgas Inc.	34,830	2,366,699
AK Steel Holding Corp.	37,530	518,289
Alcoa Inc.	509,760	6,173,194
Allegheny Technologies Inc.	42,660	1,981,557
Ball Corp.	49,950	2,939,557
Bemis Co. Inc.	37,530	1,191,578
CF Industries Holdings Inc.	31,590	3,016,845
Cliffs Natural Resources Inc.	53,460	3,417,163
Dow Chemical Co. (The)	555,120	15,243,595
E.I. du Pont de Nemours and Co.	458,730	20,468,533
Eastman Chemical Co.	40,230	2,977,020
Ecolab Inc.	111,780	5,671,717
FMC Corp.	29,430	2,013,306
Freeport-McMoRan Copper & Gold Inc.	219,780	18,767,014
International Flavors & Fragrances Inc.	37,530	1,820,956
International Paper Co.	210,060	4,568,805
MeadWestvaco Corp.	82,890	2,020,858
Monsanto Co.	268,920	12,889,336
Newmont Mining Corp.	246,510	15,483,293
Nucor Corp.	149,850	5,724,270

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
Owens-Illinois Inc.[a]	78,300	$2,197,098
Pactiv Corp.[a]	71,010	2,341,910
PPG Industries Inc.	89,910	6,545,448
Praxair Inc.	162,000	14,622,120
Sealed Air Corp.	75,330	1,693,418
Sherwin-Williams Co. (The)	42,120	3,164,897
Sigma-Aldrich Corp.	65,070	3,928,927
Titanium Metals Corp.[a]	49,950	997,002
United States Steel Corp.[b]	64,530	2,828,995
Vulcan Materials Co.[b]	58,320	2,153,174

		179,096,001

TOTAL COMMON STOCKS
(Cost: $788,571,104)		816,215,981

PREFERRED STOCKS – 3.99%

BRAZIL – 3.99%
Gerdau SA SP ADR	342,090	4,655,845
Vale SA Class A SP ADR	1,058,940	29,385,585

		34,041,430

TOTAL PREFERRED STOCKS
(Cost: $28,104,890)		34,041,430

SHORT-TERM INVESTMENTS – 1.18%

MONEY MARKET FUNDS – 1.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[c,d,e]	8,169,990	8,169,990
BlackRock Cash Funds: Prime, SL Agency Shares
0.29%[c,d,e]	1,655,975	1,655,975
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[c,d]	284,113	284,113

		10,110,078

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,110,078)		10,110,078

Value

TOTAL INVESTMENTS
IN SECURITIES – 100.80% (Cost: $826,786,072)	$860,367,489

Other Assets, Less Liabilities – (0.80)%	(6,842,011)

NET ASSETS – 100.00%	$853,525,478

CPO – Certificates of Participation (Ordinary)

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.70%

AUSTRALIA – 6.35%
Energy Resources of Australia Ltd.	27,566	$354,987
Paladin Energy Ltd.[a]	213,796	743,159

		1,098,146

CANADA – 12.20%
Cameco Corp.	51,766	1,443,201
Uranium One Inc.[a]	144,892	490,106
Uranium Participation Corp.[a]	27,984	177,585

		2,110,892

FINLAND – 2.77%
Fortum OYJ	18,282	478,955

		478,955

FRANCE – 6.65%
AREVA SAb	1,694	712,528
Electricite de France	10,142	438,083

		1,150,611

GERMANY – 6.34%
E.ON AG	37,136	1,096,600

		1,096,600

JAPAN – 16.52%
JGC Corp.	66,000	1,144,769
Kansai Electric Power Co. Inc. (The)	30,800	747,326
Tokyo Electric Power Co. Inc. (The)	39,600	965,113

		2,857,208

SOUTH KOREA – 1.59%
Korea Electric Power Corp. SP ADR[a]	21,340	275,926

		275,926

SPAIN – 6.73%
Iberdrola SA	151,052	1,163,679

		1,163,679

UNITED KINGDOM – 8.35%
AMEC PLC	92,972	1,444,543

		1,444,543

UNITED STATES – 32.20%
Constellation Energy Group Inc.	8,118	261,724
EnergySolutions Inc.	21,230	106,787
Entergy Corp.	7,634	584,230
Exelon Corp.	20,174	859,009
FirstEnergy Corp.	13,376	515,511

Security	Shares	Value
McDermott International Inc.[a]	100,830	$1,490,268
NextEra Energy Inc.	15,290	831,623
Shaw Group Inc. (The)[a]	22,286	747,918
USEC Inc.[a,b]	33,583	174,296

		5,571,366

TOTAL COMMON STOCKS
(Cost: $15,970,982)		17,247,926

SHORT-TERM INVESTMENTS – 2.40%

MONEY MARKET FUNDS – 2.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[c,d,e]	338,983	338,983
BlackRock Cash Funds: Prime, SL Agency Shares
0.29%[c,d,e]	68,708	68,708
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[c,d]	7,347	7,347

		415,038

TOTAL SHORT-TERM INVESTMENTS
(Cost: $415,038)		415,038

TOTAL INVESTMENTS IN SECURITIES – 102.10%
(Cost: $16,386,020)		17,662,964

Other Assets, Less Liabilities – (2.10)%		(362,957)

NET ASSETS – 100.00%		$17,300,007

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.78%

AUSTRALIA – 0.17%
Computershare Ltd.	99,202	$936,510

		936,510

CANADA – 0.90%
Research In Motion Ltd.[a]	98,237	4,797,654

		4,797,654

FINLAND – 1.46%
Nokia OYJ	777,983	7,827,699

		7,827,699

FRANCE – 0.97%
Alcatel-Lucent[a]	504,888	1,702,505
Cap Gemini SA	32,038	1,609,570
Dassault Systemes SA	11,194	824,620
STMicroelectronics NV	138,966	1,064,604

		5,201,299

GERMANY – 2.00%
Infineon Technologies AGa	237,398	1,646,731
SAP AG	182,771	9,053,801

		10,700,532

JAPAN – 9.31%
Advantest Corp.	38,600	767,472
Canon Inc.	231,600	10,798,205
FUJIFILM Holdings Corp.	77,200	2,555,159
Fujitsu Ltd.	386,000	2,707,637
Hirose Electric Co. Ltd.	4,200	422,815
Hitachi Ltd.	772,000	3,372,995
Hoya Corp.	77,200	1,880,560
Keyence Corp.	4,400	956,476
Konica Minolta Holdings Inc.	96,500	940,280
Kyocera Corp.	38,600	3,645,607
Murata Manufacturing Co. Ltd.	38,600	2,033,038
NEC Corp.	386,000	1,025,760
Nintendo Co. Ltd.	21,100	5,268,686
NTT Data Corp.	386	1,219,361
Ricoh Co. Ltd.	193,000	2,719,188
Rohm Co. Ltd.	19,300	1,189,789
TDK Corp.	23,500	1,309,463
Tokyo Electron Ltd.	38,600	1,933,697
Toshiba Corp.	772,000	3,733,397

Security	Shares	Value
Yahoo! Japan Corp.	3,860	$1,332,564

		49,812,149

NETHERLANDS – 0.50%
ASML Holding NV	89,276	2,670,384

		2,670,384

NORWAY – 0.06%
Renewable Energy Corp. ASA[a]	99,781	339,407

		339,407

SOUTH KOREA – 3.90%
Samsung Electronics Co. Ltd.
SP GDR[b]	60,795	20,852,685

		20,852,685

SWEDEN – 1.28%
Telefonaktiebolaget LM Ericsson
Class B	624,548	6,866,683

		6,866,683

TAIWAN – 4.67%
AU Optronics Corp. SP ADR[a,c]	270,200	2,826,292
Hon Hai Precision Industry Co.
Ltd. SP GDR[b]	1,016,532	7,806,966
Taiwan Semiconductor
Manufacturing Co. Ltd. SP ADR	1,179,230	11,957,392
United Microelectronics Corp.
SP ADR	863,675	2,401,017

		24,991,667

UNITED KINGDOM – 0.80%
ARM Holdings PLC	322,310	1,991,970
Logica PLC	324,047	647,483
Misys PLC[a]	109,817	494,230
Sage Group PLC (The)	265,375	1,155,426

		4,289,109

UNITED STATES – 73.76%
Adobe Systems Inc.[a]	109,045	2,851,527
Advanced Micro Devices Inc.[a,c]	121,976	867,249
Agilent Technologies Inc.[a]	70,831	2,363,630
Akamai Technologies Inc.[a]	35,319	1,772,307
Altera Corp.	66,971	2,019,845
Amphenol Corp. Class A	31,459	1,540,862
Analog Devices Inc.	59,444	1,865,353
Apple Inc.[a]	184,894	52,463,672
Applied Materials Inc.	270,007	3,153,682

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
Autodesk Inc.[a]	48,057	$1,536,382
Automatic Data Processing Inc.	103,448	4,347,919
BMC Software Inc.[a]	39,372	1,593,779
Broadcom Corp. Class A	86,271	3,053,131
CA Inc.	79,323	1,675,302
Cisco Systems Inc.[a]	1,159,737	25,398,240
Citrix Systems Inc.[a]	40,337	2,752,597
Cognizant Technology Solutions
Corp. Class Aa	60,216	3,882,126
Computer Sciences Corp.	31,266	1,438,236
Compuware Corp.[a]	57,707	492,241
Corning Inc.	315,941	5,775,401
Dell Inc.[a]	342,961	4,444,775
eBay Inc.[a]	231,214	5,641,622
Electronic Arts Inc.[a]	66,006	1,084,479
EMC Corp.[a]	407,809	8,282,601
Fidelity National Information
Services Inc.	60,409	1,638,896
First Solar Inc.[a,c]	10,229	1,507,243
Fiserv Inc.[a]	29,722	1,599,638
FLIR Systems Inc.[a]	31,459	808,496
Google Inc. Class Aa	49,601	26,079,710
Harris Corp.	24,704	1,094,140
Hewlett-Packard Co.	459,147	19,316,314
Intel Corp.	1,125,190	21,637,404
International Business
Machines Corp.	255,918	34,328,841
Intuit Inc.[a]	67,550	2,959,366
Jabil Circuit Inc.	37,828	545,101
JDS Uniphase Corp.[a]	53,268	659,991
Juniper Networks Inc.[a]	109,045	3,309,516
KLA-Tencor Corp.	33,775	1,189,893
Lexmark International Inc. Class Aa	14,089	628,651
Linear Technology Corp.	44,969	1,381,897
LSI Corp.[a]	132,205	602,855
MasterCard Inc. Class A	19,693	4,411,232
McAfee Inc.[a]	30,494	1,441,146
MEMC Electronic Materials Inc.[a]	45,934	547,533
Microchip Technology Inc.[c]	40,337	1,268,599
Micron Technology Inc.[a]	160,769	1,159,144
Microsoft Corp.	1,543,035	37,788,927
Molex Inc.[c]	27,213	569,568
Monster Worldwide Inc.[a]	23,160	300,154

Security	Shares	Value
Motorola Inc.[a]	466,481	$3,979,083
National Semiconductor Corp.	47,092	601,365
NetApp Inc.[a]	69,480	3,459,409
Novell Inc.[a]	82,797	494,298
Novellus Systems Inc.[a]	24,318	646,372
NVIDIA Corp.[a]	115,993	1,354,798
Oracle Corp.	788,598	21,173,856
Paychex Inc.	67,743	1,862,255
QLogic Corp.[a]	24,511	432,374
QUALCOMM Inc.	332,732	15,012,868
Red Hat Inc.[a]	35,898	1,471,818
SAIC Inc.[a]	59,444	949,915
Salesforce.com Inc.[a]	23,546	2,632,443
SanDisk Corp.[a]	47,092	1,725,922
Symantec Corp.[a]	159,804	2,424,227
Tellabs Inc.	76,621	570,826
Teradata Corp.[a]	35,319	1,361,901
Teradyne Inc.[a]	35,512	395,604
Texas Instruments Inc.	245,303	6,657,523
Total System Services Inc.	36,477	555,909
VeriSign Inc.[a]	43,425	1,378,310
Visa Inc. Class A	94,956	7,051,433
Western Digital Corp.[a]	44,390	1,260,232
Western Union Co.	133,556	2,359,935
Xerox Corp.	274,060	2,836,521
Xilinx Inc.	59,251	1,576,669
Yahoo! Inc.[a]	249,742	3,538,844

		394,835,923

TOTAL COMMON STOCKS
(Cost: $570,040,564)		534,121,701

SHORT-TERM INVESTMENTS – 0.72%

MONEY MARKET FUNDS – 0.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[d,e,f]	2,936,808	2,936,808
BlackRock Cash Funds: Prime,
SL Agency Shares
0.29%[d,e,f]	595,261	595,261

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[d,e]	350,595	$350,595

		3,882,664

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,882,664)		3,882,664

TOTAL INVESTMENTS IN SECURITIES – 100.50%
(Cost: $573,923,228)		538,004,365

Other Assets, Less Liabilities – (0.50)%		(2,701,279)

NET ASSETS – 100.00%		$535,303,086

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.31%

AUSTRALIA – 2.62%
Telstra Corp. Ltd.	3,890,569	$9,869,655

		9,869,655

AUSTRIA – 0.44%
Telekom Austria AG	110,221	1,661,231

		1,661,231

BELGIUM – 0.62%
Belgacom SA	59,796	2,335,127

		2,335,127

CANADA – 5.09%
BCE Inc.	270,996	8,844,320
Rogers Communications Inc. Class B	167,640	6,293,139
TELUS Corp.	90,200	4,020,026

		19,157,485

CHINA – 4.67%
China Mobile Ltd.	1,716,000	17,561,856

		17,561,856

FRANCE – 3.89%
France Telecom SA	675,577	14,618,427

		14,618,427

GERMANY – 3.81%
Deutsche Telekom AG Registered	1,045,308	14,320,500

		14,320,500

GREECE – 0.16%
Hellenic Telecommunications Organization SA SP ADR	170,808	602,952

		602,952

ITALY – 1.28%
Telecom Italia SpA	3,444,144	4,819,497

		4,819,497

JAPAN – 7.74%
Nippon Telegraph and Telephone Corp.	264,000	11,518,793
NTT DoCoMo Inc.	4,623	7,692,088
SoftBank Corp.	303,600	9,924,965

		29,135,846

Security	Shares	Value
MEXICO – 4.95%
America Movil SAB de CV Series L	3,608,200	$9,666,056
America Movil SAB de CV Series L SP ADR	161,832	8,630,501
Telefonos de Mexico SAB de CV Series L	264,000	198,244
Telefonos de Mexico SAB de CV Series L SP ADR	9,108	135,982

		18,630,783

NETHERLANDS – 2.29%
Koninklijke KPN NV	556,248	8,615,282

		8,615,282

NEW ZEALAND – 0.30%
Telecom Corp. of New Zealand Ltd.	744,876	1,117,901

		1,117,901

NORWAY – 1.10%
Telenor ASA	264,001	4,151,923

		4,151,923

PORTUGAL – 1.00%
Portugal Telecom SGPS SA Registered	45,261	604,928
Portugal Telecom SGPS SA SP ADR	237,997	3,148,700

		3,753,628

SINGAPORE – 1.76%
Singapore Telecommunications Ltd.[a]	2,772,550	6,618,624

		6,618,624

SPAIN – 8.79%
Telefonica SA	1,334,223	33,087,225

		33,087,225

SWEDEN – 2.29%
Tele2 AB Class B	108,636	2,283,913
TeliaSonera AB	779,461	6,323,194

		8,607,107

SWITZERLAND – 0.86%
Swisscom AG Registered	4,356	1,767,013
Swisscom AG SP ADR	36,828	1,482,695

		3,249,708

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
TAIWAN – 1.08%
Chunghwa Telecom Co. Ltd. SP ADR	182,028	$4,081,068

		4,081,068

UNITED KINGDOM – 13.86%
BT Group PLC	2,747,976	6,062,367
Cable & Wireless Communications PLC	1,077,385	963,470
Cable & Wireless Worldwide PLC	977,461	1,132,879
Vodafone Group PLC	17,778,032	44,010,993

		52,169,709

UNITED STATES – 30.71%
American Tower Corp. Class Ab	143,881	7,375,340
AT&T Inc.	1,997,599	57,131,331
CenturyLink Inc.	119,196	4,703,474
Frontier Communications Corp.	381,612	3,117,770
MetroPCS Communications Inc.[a,b]	101,509	1,061,784
Qwest Communications International Inc.	644,292	4,039,711
Sprint Nextel Corp.[b]	1,045,176	4,839,165
Verizon Communications Inc.	945,672	30,819,451
Windstream Corp.	199,980	2,457,754

		115,545,780

TOTAL COMMON STOCKS (Cost: $426,541,396)		373,711,314

PREFERRED STOCKS – 0.40%

BRAZIL – 0.40%
Tele Norte Leste Participacoes SA SP ADR	105,997	1,492,438

		1,492,438

TOTAL PREFERRED STOCKS (Cost: $1,848,558)		1,492,438

SHORT-TERM INVESTMENTS – 0.46%

MONEY MARKET FUNDS – 0.46%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[c,d,e]	1,004,867	1,004,867

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[c,d,e]	203,676	$203,676
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[c,d]	515,157	515,157

		1,723,700

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,723,700)		1,723,700

TOTAL INVESTMENTS IN SECURITIES – 100.17% (Cost: $430,113,654)		376,927,452

Other Assets, Less Liabilities – (0.17)%		(619,146)

NET ASSETS – 100.00%		$376,308,306

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

68	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.64%

AUSTRALIA – 1.72%
Gunns Ltd.[a]	1,776,365	$1,006,180

		1,006,180

BRAZIL – 5.25%
Fibria Celulose SA SP ADR[a,b]	177,864	3,075,269

		3,075,269

CANADA – 13.66%
Canfor Corp.[a]	174,088	1,422,097
Sino-Forest Corp. Class Aa	265,785	4,440,761
West Fraser Timber Co. Ltd.	57,904	2,133,617

		7,996,475

CHINA – 3.48%
Nine Dragons Paper Holdings Ltd.	1,175,000	2,034,213

		2,034,213

FINLAND – 9.73%
Stora Enso OYJ Class R	288,016	2,850,697
UPM-Kymmene OYJ	165,581	2,841,465

		5,692,162

JAPAN – 8.81%
Nippon Paper Group Inc.	84,600	2,115,506
Oji Paper Co. Ltd.	517,000	2,283,613
Sumitomo Forestry Co. Ltd.	108,100	756,985

		5,156,104

SOUTH AFRICA – 3.59%
Sappi Ltd.[a]	408,148	2,099,759

		2,099,759

SWEDEN – 6.70%
Holmen AB Class B	39,245	1,212,239
Svenska Cellulosa AB Class B	177,801	2,707,743

		3,919,982

UNITED STATES – 46.70%
International Paper Co.	91,744	1,995,432
MeadWestvaco Corp.	96,726	2,358,180
Packaging Corp. of America	96,115	2,226,985
Plum Creek Timber Co. Inc.[b]	121,495	4,288,773
Potlatch Corp.	73,132	2,486,488
Rayonier Inc.	102,601	5,142,362
Sonoco Products Co.	77,973	2,607,417
Temple-Inland Inc.	94,376	1,761,056

Security	Shares	Value
Weyerhaeuser Co.	283,247	$4,463,973

		27,330,666

TOTAL COMMON STOCKS (Cost: $48,850,189)		58,310,810

SHORT-TERM INVESTMENTS – 7.48%

MONEY MARKET FUNDS – 7.48%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[c,d,e]	3,517,574	3,517,574
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[c,d,e]	712,977	712,977
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[c,d]	146,574	146,574

		4,377,125

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,377,125)		4,377,125

TOTAL INVESTMENTS IN SECURITIES – 107.12% (Cost: $53,227,314)		62,687,935

Other Assets, Less Liabilities – (7.12)%		(4,164,435)

NET ASSETS – 100.00%		$58,523,500

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 98.48%

AUSTRALIA – 0.77%
AGL Energy Ltd.	119,016	$1,863,386

		1,863,386

BRAZIL – 0.34%
Centrais Eletricas Brasileiras SA SP ADR	64,368	827,129

		827,129

CANADA – 1.10%
Fortis Inc.	46,008	1,432,466
TransAlta Corp.	57,780	1,236,876

		2,669,342

CHILE – 1.32%
Empresa Nacional de Electricidad SA SP ADR	29,484	1,593,020
Enersis SA SP ADR	68,796	1,617,394

		3,210,414

FINLAND – 1.24%
Fortum OYJ	114,804	3,007,658

		3,007,658

FRANCE – 7.98%
Electricite de France	75,276	3,251,543
GDF Suez	316,980	11,363,788
Suez Environnement SA	73,548	1,360,525
Veolia Environnement	129,276	3,409,742

		19,385,598

GERMANY – 9.11%
E.ON AG	501,336	14,804,098
RWE AG	108,216	7,320,347

		22,124,445

HONG KONG – 3.64%
CLP Holdings Ltd.[a]	486,000	3,878,259
Hong Kong and China Gas Co. Ltd. (The)	1,190,805	3,012,599
Hongkong Electric Holdings Ltd.	324,000	1,967,823

		8,858,681

ITALY – 5.33%
Enel SpA	1,700,460	9,076,945
Snam Rete Gas SpA	477,792	2,423,228

Security	Shares	Value
Terna SpA	344,088	$1,464,443

		12,964,616

JAPAN – 9.38%
Chubu Electric Power Co. Inc.	162,000	4,000,551
Kansai Electric Power Co. Inc. (The)	183,600	4,454,839
Kyushu Electric Power Co. Inc.	108,000	2,464,065
Osaka Gas Co. Ltd.	432,000	1,556,524
Tokyo Electric Power Co. Inc. (The)	302,400	7,369,959
Tokyo Gas Co. Ltd.	648,000	2,939,813

		22,785,751

PORTUGAL – 1.04%
Energias de Portugal SA	736,776	2,528,700

		2,528,700

SOUTH KOREA – 0.73%
Korea Electric Power Corp. SP ADR[b]	137,376	1,776,272

		1,776,272

SPAIN – 5.37%
Acciona SA	6,912	584,671
Enagas SA	50,220	1,019,150
Gas Natural SDG SA	76,896	1,147,940
Iberdrola Renovables SA	221,508	737,258
Iberdrola SA	1,065,852	8,211,141
Red Electrica Corporacion SA	28,512	1,342,704

		13,042,864

UNITED KINGDOM – 10.28%
Centrica PLC	1,357,452	6,919,904
Drax Group PLC	96,012	579,917
International Power PLC	399,384	2,441,876
National Grid PLC	920,268	7,830,858
Scottish & Southern Energy PLC	243,972	4,298,165
Severn Trent PLC	62,532	1,291,833
United Utilities Group PLC	179,172	1,617,805

		24,980,358

UNITED STATES – 40.85%
AES Corp. (The)[b]	174,960	1,985,796
Allegheny Energy Inc.	44,388	1,088,394
Ameren Corp.	62,532	1,775,909
American Electric Power Co. Inc.	126,144	4,570,197
CenterPoint Energy Inc.	110,052	1,730,017

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

September 30, 2010

Security	Shares	Value
CMS Energy Corp.	60,372	$1,087,903
Consolidated Edison Inc.	74,736	3,603,770
Constellation Energy Group Inc.	53,028	1,709,623
Dominion Resources Inc.	155,304	6,780,573
DTE Energy Co.	44,280	2,033,780
Duke Energy Corp.	348,084	6,164,568
Edison International	85,752	2,949,011
Entergy Corp.	49,356	3,777,215
Exelon Corp.	173,664	7,394,613
FirstEnergy Corp.[a]	80,136	3,088,442
Integrys Energy Group Inc.	20,304	1,057,026
NextEra Energy Inc.	109,512	5,956,358
Nicor Inc.	11,988	549,290
NiSource Inc.	72,468	1,260,943
Northeast Utilities	46,548	1,376,424
NRG Energy Inc.[b]	66,420	1,382,864
ONEOK Inc.	27,756	1,250,130
Pepco Holdings Inc.	58,320	1,084,752
PG&E Corp.	103,248	4,689,524
Pinnacle West Capital Corp.	28,620	1,181,147
PPL Corp.	126,792	3,452,546
Progress Energy Inc.	77,328	3,434,910
Public Service Enterprise Group Inc.	133,164	4,405,065
SCANA Corp.	29,808	1,201,859
Sempra Energy	65,124	3,503,671
Southern Co.	219,240	8,164,498
TECO Energy Inc.	56,052	970,821
Wisconsin Energy Corp.	30,888	1,785,326
Xcel Energy Inc.	121,716	2,795,817

		99,242,782

TOTAL COMMON STOCKS (Cost: $290,189,784)		239,267,996

PREFERRED STOCKS – 0.93%

BRAZIL – 0.93%
Companhia Energetica de Minas
Gerais SP ADR[a]	101,304	1,660,372

Security	Shares	Value
Companhia Paranaense de Energia
Class B SP ADR	27,000	$600,750

		2,261,122

TOTAL PREFERRED STOCKS (Cost: $2,068,801)		2,261,122

SHORT-TERM INVESTMENTS – 0.70%

MONEY MARKET FUNDS – 0.70%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[c,d,e]	1,140,971	1,140,971
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[c,d,e]	231,263	231,263
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[c,d]	333,208	333,208

		1,705,442

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,705,442)		1,705,442

TOTAL INVESTMENTS IN SECURITIES – 100.11% (Cost: $293,964,027)		243,234,560

Other Assets, Less Liabilities – (0.11)%		(277,789)

NET ASSETS – 100.00%		$242,956,771

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	71

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2010

	iShares S&P Global 100 Index Fund	iShares S&P Global Clean Energy Index Fund	iShares S&P Global Consumer Discretionary Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$978,148,298	$65,892,292	$81,311,504
Affiliated issuers (Note 2)	9,855,726	24,199,106	1,309,912

Total cost of investments	$988,004,024	$90,091,398	$82,621,416

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$792,419,925	$57,003,130	$99,009,934
Affiliated issuers (Note 2)	9,855,726	24,199,106	1,309,912

Total fair value of investments	802,275,651	81,202,236	100,319,846
Foreign currencies, at value[b]	2,288,630	19,452	112,011
Receivables:
Dividends and interest	2,088,662	138,771	144,750

Total Assets	806,652,943	81,360,459	100,576,607

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	8,952,915	24,165,180	1,294,284
Investment advisory fees (Note 2)	256,658	21,478	38,613

Total Liabilities	9,209,573	24,186,658	1,332,897

NET ASSETS	$797,443,370	$57,173,801	$99,243,710

Net assets consist of:
Paid-in capital	$1,070,536,905	$79,436,036	$83,768,190
Undistributed net investment income	3,752,054	336,157	239,526
Accumulated net realized loss	(91,203,804)	(13,710,148)	(2,465,338)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(185,641,785)	(8,888,244)	17,701,332

NET ASSETS	$797,443,370	$57,173,801	$99,243,710

Shares outstanding[c]	13,650,000	3,300,000	2,050,000

Net asset value per share	$58.42	$17.33	$48.41

[a]	Securities on loan with values of $8,689,724, $23,453,569 and $1,203,075, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,256,166, $18,566 and $109,936, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

72	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2010

	iShares S&P Global Consumer Staples Sector Index Fund	iShares S&P Global Energy Sector Index Fund	iShares S&P Global Financials Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$294,486,034	$1,188,563,968	$356,722,754
Affiliated issuers (Note 2)	746,457	10,617,681	4,739,723

Total cost of investments	$295,232,491	$1,199,181,649	$361,462,477

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$298,082,895	$1,137,575,713	$278,656,970
Affiliated issuers (Note 2)	746,457	10,617,681	4,367,541

Total fair value of investments	298,829,352	1,148,193,394	283,024,511
Foreign currencies, at value[b]	335,243	1,144,504	1,337,501
Receivables:
Investment securities sold	–	–	289,342
Dividends and interest	1,517,599	1,107,978	799,135

Total Assets	300,682,194	1,150,445,876	285,450,489

LIABILITIES
Payables:
Investment securities purchased	–	–	523,056
Collateral for securities on loan (Note 5)	584,586	10,546,599	2,561,616
Investment advisory fees (Note 2)	115,771	433,700	110,606

Total Liabilities	700,357	10,980,299	3,195,278

NET ASSETS	$299,981,837	$1,139,465,577	$282,255,211

Net assets consist of:
Paid-in capital	$291,099,371	$1,241,645,110	$438,763,339
Undistributed net investment income	2,063,500	5,780,236	705,679
Undistributed net realized gain (accumulated net realized loss)	3,184,858	(56,984,432)	(78,818,474)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,634,108	(50,975,337)	(78,395,333)

NET ASSETS	$299,981,837	$1,139,465,577	$282,255,211

Shares outstanding[c]	5,000,000	33,750,000	6,400,000

Net asset value per share	$60.00	$33.76	$44.10

[a]	Securities on loan with values of $548,713, $10,154,474 and $2,490,493, respectively. See Note 5.
[b]	Cost of foreign currencies: $330,682, $1,141,889 and $1,318,381, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2010

	iShares S&P Global Healthcare Sector Index Fund	iShares S&P Global Industrials Sector Index Fund	iShares S&P Global Infrastructure Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$544,471,024	$188,432,276	$426,163,357
Affiliated issuers (Note 2)	373,978	1,416,664	16,085,164

Total cost of investments	$544,845,002	$189,848,940	$442,248,521

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$471,425,456	$179,778,155	$456,643,012
Affiliated issuers (Note 2)	373,978	1,416,664	16,085,164

Total fair value of investments	471,799,434	181,194,819	472,728,176
Foreign currencies, at value[b]	437,943	156,241	670,101
Receivables:
Investment securities sold	–	–	14,016,014
Dividends and interest	1,962,523	461,875	1,602,082

Total Assets	474,199,900	181,812,935	489,016,373

LIABILITIES
Payables:
Investment securities purchased	–	–	15,266,429
Collateral for securities on loan (Note 5)	243,945	1,285,578	15,843,482
Capital shares redeemed	–	–	102,479
Investment advisory fees (Note 2)	183,965	68,649	180,055

Total Liabilities	427,910	1,354,227	31,392,445

NET ASSETS	$473,771,990	$180,458,708	$457,623,928

Net assets consist of:
Paid-in capital	$571,007,141	$196,708,291	$459,446,328
Undistributed net investment income	2,168,168	863,557	3,820,358
Accumulated net realized loss	(26,447,650)	(8,464,230)	(36,148,052)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(72,955,669)	(8,648,910)	30,505,294

NET ASSETS	$473,771,990	$180,458,708	$457,623,928

Shares outstanding[c]	9,350,000	3,700,000	13,400,000

Net asset value per share	$50.67	$48.77	$34.15

[a]	Securities on loan with values of $238,428, $1,247,592 and $15,023,546, respectively. See Note 5.
[b]	Cost of foreign currencies: $433,497, $153,779 and $665,085, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

74	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2010

	iShares S&P Global Materials Sector Index Fund	iShares S&P Global Nuclear Energy Index Fund	iShares S&P Global Technology Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$816,675,994	$15,970,982	$570,040,564
Affiliated issuers (Note 2)	10,110,078	415,038	3,882,664

Total cost of investments	$826,786,072	$16,386,020	$573,923,228

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$850,257,411	$17,247,926	$534,121,701
Affiliated issuers (Note 2)	10,110,078	415,038	3,882,664

Total fair value of investments	860,367,489	17,662,964	538,004,365
Foreign currencies, at value[b]	522,368	13,656	488,642
Receivables:
Investment securities sold	4,050,358	–	–
Dividends and interest	2,659,479	37,838	545,680

Total Assets	867,599,694	17,714,458	539,038,687

LIABILITIES
Payables:
Investment securities purchased	3,922,980	–	–
Collateral for securities on loan (Note 5)	9,825,965	407,691	3,532,069
Investment advisory fees (Note 2)	325,271	6,760	203,532

Total Liabilities	14,074,216	414,451	3,735,601

NET ASSETS	$853,525,478	$17,300,007	$535,303,086

Net assets consist of:
Paid-in capital	$846,046,976	$17,279,359	$589,945,779
Undistributed net investment income	6,739,721	16,038	1,385,271
Accumulated net realized loss	(32,875,213)	(1,273,782)	(20,135,713)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	33,613,994	1,278,392	(35,892,251)

NET ASSETS	$853,525,478	$17,300,007	$535,303,086

Shares outstanding[c]	13,500,000	440,000	9,650,000

Net asset value per share	$63.22	$39.32	$55.47

[a]	Securities on loan with values of $9,522,062, $391,920 and $3,453,621, respectively. See Note 5.
[b]	Cost of foreign currencies: $517,896, $12,947 and $465,266, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2010

	iShares S&P Global Telecommunications Sector Index Fund	iShares S&P Global Timber & Forestry Index Fund	iShares S&P Global Utilities Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$428,389,954	$48,850,189	$292,258,585
Affiliated issuers (Note 2)	1,723,700	4,377,125	1,705,442

Total cost of investments	$430,113,654	$53,227,314	$293,964,027

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$375,203,752	$58,310,810	$241,529,118
Affiliated issuers (Note 2)	1,723,700	4,377,125	1,705,442

Total fair value of investments	376,927,452	62,687,935	243,234,560
Foreign currencies, at value[b]	907,287	14,558	360,875
Cash	13,858	–	3,868
Receivables:
Investment securities sold	1,573,760	4,644,345	–
Due from custodian (Note 4)	380,077	–	–
Dividends and interest	655,391	113,940	1,174,577
Capital shares sold	–	–	26,568

Total Assets	380,457,825	67,460,778	244,800,448

LIABILITIES
Payables:
Investment securities purchased	2,804,352	4,683,978	380,927
Collateral for securities on loan (Note 5)	1,208,543	4,230,551	1,372,234
Investment advisory fees (Note 2)	136,624	22,749	90,516

Total Liabilities	4,149,519	8,937,278	1,843,677

NET ASSETS	$376,308,306	$58,523,500	$242,956,771

Net assets consist of:
Paid-in capital	$447,980,459	$52,700,252	$315,619,126
Undistributed net investment income	3,219,148	1,733,623	1,797,516
Accumulated net realized loss	(21,717,115)	(5,371,874)	(23,742,579)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(53,174,186)	9,461,499	(50,717,292)

NET ASSETS	$376,308,306	$58,523,500	$242,956,771

Shares outstanding[c]	6,600,000	1,410,000	5,400,000

Net asset value per share	$57.02	$41.51	$44.99

[a]	Securities on loan with values of $1,154,532, $4,142,235 and $1,339,066, respectively. See Note 5.
[b]	Cost of foreign currencies: $896,367, $14,099 and $360,828, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

76	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares S&P Global 100 Index Fund	iShares S&P Global Clean Energy Index Fund	iShares S&P Global Consumer Discretionary Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$13,204,986	$573,421	$972,343
Interest from affiliated issuers (Note 2)	390	44	32
Securities lending income from affiliated issuers (Note 2)	17,536	286,857	2,461

Total investment income	13,222,912	860,322	974,836

EXPENSES
Investment advisory fees (Note 2)	1,549,228	133,866	229,516
Foreign taxes (Note 1)	–	–	1,375

Total expenses	1,549,228	133,866	230,891

Net investment income	11,673,684	726,456	743,945

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(12,730,261)	(6,922,863)	(289,312)
In-kind redemptions	1,449,164	239,828	1,717,297
Foreign currency transactions	(52,436)	(11,901)	246

Net realized gain (loss)	(11,333,533)	(6,694,936)	1,428,231

Net change in unrealized appreciation/depreciation on:
Investments	(21,525,545)	512,362	1,807,421
Translation of assets and liabilities in foreign currencies	73,428	1,586	2,899

Net change in unrealized appreciation/depreciation	(21,452,117)	513,948	1,810,320

Net realized and unrealized gain (loss)	(32,785,650)	(6,180,988)	3,238,551

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,111,966)	$(5,454,532)	$3,982,496

[a]	Net of foreign withholding tax of $1,030,939, $29,526 and $68,084, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares S&P Global Consumer Staples Sector Index Fund	iShares S&P Global Energy Sector Index Fund	iShares S&P Global Financials Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$5,208,590	$15,109,691	$3,928,176
Dividends from affiliated issuers (Note 2)	–	–	6,496
Interest from unaffiliated issuers	–	100	–
Interest from affiliated issuers (Note 2)	172	414	97
Securities lending income from affiliated issuers (Note 2)	817	14,440	23,223

Total investment income	5,209,579	15,124,645	3,957,992

EXPENSES
Investment advisory fees (Note 2)	746,793	2,478,742	663,410

Total expenses	746,793	2,478,742	663,410

Net investment income	4,462,786	12,645,903	3,294,582

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,043,255)	(15,805,088)	(13,022,130)
Investments in affiliated issuers (Note 2)	–	–	137,134
In-kind redemptions	10,586,527	1,740,463	5,732,624
Foreign currency transactions	(15,068)	(8,876)	6,286

Net realized gain (loss)	9,528,204	(14,073,501)	(7,146,086)

Net change in unrealized appreciation/depreciation on:
Investments	(5,826,156)	(25,687,207)	(16,600,161)
Translation of assets and liabilities in foreign currencies	45,530	22,076	42,633

Net change in unrealized appreciation/depreciation	(5,780,626)	(25,665,131)	(16,557,528)

Net realized and unrealized gain (loss)	3,747,578	(39,738,632)	(23,703,614)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,210,364	$(27,092,729)	$(20,409,032)

[a]	Net of foreign withholding tax of $303,433, $1,296,752 and $371,830, respectively.

See notes to financial statements.

78	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares S&P Global Healthcare Sector Index Fund	iShares S&P Global Industrials Sector Index Fund	iShares S&P Global Infrastructure Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$6,105,831	$2,257,549	$11,050,678
Interest from affiliated issuers (Note 2)	297	86	244
Securities lending income from affiliated issuers (Note 2)	1,277	6,180	57,901

Total investment income	6,107,405	2,263,815	11,108,823

EXPENSES
Investment advisory fees (Note 2)	1,193,144	437,436	1,072,985

Total expenses	1,193,144	437,436	1,072,985

Net investment income	4,914,261	1,826,379	10,035,838

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(3,132,578)	(2,350,522)	(4,274,730)
In-kind redemptions	2,977,212	4,016,227	6,824,611
Foreign currency transactions	5,200	(9,601)	23,269

Net realized gain (loss)	(150,166)	1,656,104	2,573,150

Net change in unrealized appreciation/depreciation on:
Investments	(23,244,900)	(2,321,776)	(6,575,569)
Translation of assets and liabilities in foreign currencies	55,338	6,699	10,538

Net change in unrealized appreciation/depreciation	(23,189,562)	(2,315,077)	(6,565,031)

Net realized and unrealized loss	(23,339,728)	(658,973)	(3,991,881)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(18,425,467)	$1,167,406	$6,043,957

[a]	Net of foreign withholding tax of $220,714, $127,658 and $1,026,016, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares S&P Global Materials Sector Index Fund	iShares S&P Global Nuclear Energy Index Fund	iShares S&P Global Technology Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$12,262,268	$231,615	$3,768,907
Interest from unaffiliated issuers	122	–	–
Interest from affiliated issuers (Note 2)	320	9	243
Securities lending income from affiliated issuers (Note 2)	19,819	2,028	36,995

Total investment income	12,282,529	233,652	3,806,145

EXPENSES
Investment advisory fees (Note 2)	1,934,593	40,026	1,238,612

Total expenses	1,934,593	40,026	1,238,612

Net investment income	10,347,936	193,626	2,567,533

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(15,199,255)	207,882	(2,674,371)
In-kind redemptions	13,742,150	–	6,442,263
Foreign currency transactions	(63,568)	3,369	(12,057)

Net realized gain (loss)	(1,520,673)	211,251	3,755,835

Net change in unrealized appreciation/depreciation on:
Investments	(13,301,799)	(682,466)	(28,985,478)
Translation of assets and liabilities in foreign currencies	31,837	1,701	38,252

Net change in unrealized appreciation/depreciation	(13,269,962)	(680,765)	(28,947,226)

Net realized and unrealized loss	(14,790,635)	(469,514)	(25,191,391)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,442,699)	$(275,888)	$(22,623,858)

[a]	Net of foreign withholding tax of $914,666, $16,526 and $327,956, respectively.

See notes to financial statements.

80	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares S&P Global Telecommunications Sector Index Fund	iShares S&P Global Timber & Forestry Index Fund	iShares S&P Global Utilities Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$10,271,953	$2,187,344	$5,956,403
Interest from affiliated issuers (Note 2)	211	60	148
Securities lending income from affiliated issuers (Note 2)	7,467	2,337	15,778

Total investment income	10,279,631	2,189,741	5,972,329

EXPENSES
Investment advisory fees (Note 2)	720,983	133,227	522,985

Total expenses	720,983	133,227	522,985

Net investment income	9,558,648	2,056,514	5,449,344

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(6,509,535)	(949,696)	(9,011,030)
In-kind redemptions	(251,054)	–	(1,599,209)
Foreign currency transactions	76,575	(34,942)	28,098

Net realized loss	(6,684,014)	(984,638)	(10,582,141)

Net change in unrealized appreciation/depreciation on:
Investments	28,326,270	(581,054)	4,504,248
Translation of assets and liabilities in foreign currencies	10,972	(721)	8,257

Net change in unrealized appreciation/depreciation	28,337,242	(581,775)	4,512,505

Net realized and unrealized gain (loss)	21,653,228	(1,566,413)	(6,069,636)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,211,876	$490,101	$(620,292)

[a]	Net of foreign withholding tax of $733,135, $21,835 and $469,386, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global 100 Index Fund		iShares S&P Global Clean Energy Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$11,673,684	$19,350,400	$726,456	$1,002,433
Net realized loss	(11,333,533)	(38,253,969)	(6,694,936)	(2,990,325)
Net change in unrealized appreciation/depreciation	(21,452,117)	266,594,254	513,948	2,880,433

Net increase (decrease) in net assets resulting from operations	(21,111,966)	247,690,685	(5,454,532)	892,541

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,855,629)	(20,957,712)	(507,869)	(1,002,762)

Total distributions to shareholders	(11,855,629)	(20,957,712)	(507,869)	(1,002,762)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,106,270	134,835,056	–	31,394,682
Cost of shares redeemed	(24,159,624)	(70,320,435)	(5,200,213)	(7,916,146)

Net increase (decrease) in net assets from capital share transactions	(13,053,354)	64,514,621	(5,200,213)	23,478,536

INCREASE (DECREASE) IN NET ASSETS	(46,020,949)	291,247,594	(11,162,614)	23,368,315

NET ASSETS
Beginning of period	843,464,319	552,216,725	68,336,415	44,968,100

End of period	$797,443,370	$843,464,319	$57,173,801	$68,336,415

Undistributed net investment income included in net assets at end of period	$3,752,054	$3,933,999	$336,157	$117,570

SHARES ISSUED AND REDEEMED
Shares sold	200,000	2,250,000	–	1,400,000
Shares redeemed	(450,000)	(1,400,000)	(300,000)	(400,000)

Net increase (decrease) in shares outstanding	(250,000)	850,000	(300,000)	1,000,000

See notes to financial statements.

82	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Consumer Discretionary Sector Index Fund		iShares S&P Global Consumer Staples Sector Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$743,945	$996,949	$4,462,786	$7,216,667
Net realized gain	1,428,231	5,611,027	9,528,204	4,772,549
Net change in unrealized appreciation/depreciation	1,810,320	26,193,636	(5,780,626)	84,386,186

Net increase in net assets resulting from operations	3,982,496	32,801,612	8,210,364	96,375,402

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(596,734)	(1,086,120)	(4,411,837)	(6,802,785)

Total distributions to shareholders	(596,734)	(1,086,120)	(4,411,837)	(6,802,785)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,001,419	44,530,579	14,328,078	72,519,530
Cost of shares redeemed	(4,667,327)	(38,320,271)	(61,761,170)	(67,131,261)

Net increase (decrease) in net assets from capital share transactions	2,334,092	6,210,308	(47,433,092)	5,388,269

INCREASE (DECREASE) IN NET ASSETS	5,719,854	37,925,800	(43,634,565)	94,960,886

NET ASSETS
Beginning of period	93,523,856	55,598,056	343,616,402	248,655,516

End of period	$99,243,710	$93,523,856	$299,981,837	$343,616,402

Undistributed net investment income included in net assets at end of period	$239,526	$92,315	$2,063,500	$2,012,551

SHARES ISSUED AND REDEEMED
Shares sold	150,000	1,150,000	250,000	1,300,000
Shares redeemed	(100,000)	(1,050,000)	(1,100,000)	(1,400,000)

Net increase (decrease) in shares outstanding	50,000	100,000	(850,000)	(100,000)

See notes to financial statements.

FINANCIAL STATEMENTS	83

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Energy Sector Index Fund		iShares S&P Global Financials Sector Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,645,903	$22,902,181	$3,294,582	$5,166,154
Net realized loss	(14,073,501)	(13,306,879)	(7,146,086)	(22,239,749)
Net change in unrealized appreciation/depreciation	(25,665,131)	193,445,176	(16,557,528)	134,731,046

Net increase (decrease) in net assets resulting from operations	(27,092,729)	203,040,478	(20,409,032)	117,657,451

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,394,190)	(21,339,712)	(3,170,902)	(5,498,037)

Total distributions to shareholders	(11,394,190)	(21,339,712)	(3,170,902)	(5,498,037)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	109,179,147	441,770,898	46,576,947	108,312,186
Cost of shares redeemed	(9,351,009)	(19,896,349)	(62,107,444)	(32,211,047)

Net increase (decrease) in net assets from capital share transactions	99,828,138	421,874,549	(15,530,497)	76,101,139

INCREASE (DECREASE) IN NET ASSETS	61,341,219	603,575,315	(39,110,431)	188,260,553

NET ASSETS
Beginning of period	1,078,124,358	474,549,043	321,365,642	133,105,089

End of period	$1,139,465,577	$1,078,124,358	$282,255,211	$321,365,642

Undistributed net investment income included in net assets at end of period	$5,780,236	$4,528,523	$705,679	$581,999

SHARES ISSUED AND REDEEMED
Shares sold	3,450,000	13,350,000	1,100,000	2,650,000
Shares redeemed	(300,000)	(600,000)	(1,500,000)	(800,000)

Net increase (decrease) in shares outstanding	3,150,000	12,750,000	(400,000)	1,850,000

See notes to financial statements.

84	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Healthcare Sector Index Fund		iShares S&P Global Industrials Sector Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,914,261	$10,395,585	$1,826,379	$2,003,814
Net realized gain (loss)	(150,166)	(19,406,795)	1,656,104	(5,407,156)
Net change in unrealized appreciation/depreciation	(23,189,562)	145,383,326	(2,315,077)	49,225,384

Net increase (decrease) in net assets resulting from operations	(18,425,467)	136,372,116	1,167,406	45,822,042

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,417,381)	(10,639,221)	(1,728,047)	(1,681,242)

Total distributions to shareholders	(7,417,381)	(10,639,221)	(1,728,047)	(1,681,242)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,635,853	126,109,397	9,880,380	106,321,072
Cost of shares redeemed	(93,312,403)	(113,417,660)	(20,159,894)	(3,272,354)

Net increase (decrease) in net assets from capital share transactions	(90,676,550)	12,691,737	(10,279,514)	103,048,718

INCREASE (DECREASE) IN NET ASSETS	(116,519,398)	138,424,632	(10,840,155)	147,189,518

NET ASSETS
Beginning of period	590,291,388	451,866,756	191,298,863	44,109,345

End of period	$473,771,990	$590,291,388	$180,458,708	$191,298,863

Undistributed net investment income included in net assets at end of period	$2,168,168	$4,671,288	$863,557	$765,225

SHARES ISSUED AND REDEEMED
Shares sold	50,000	2,550,000	200,000	2,550,000
Shares redeemed	(1,950,000)	(2,600,000)	(450,000)	(100,000)

Net increase (decrease) in shares outstanding	(1,900,000)	(50,000)	(250,000)	2,450,000

See notes to financial statements.

FINANCIAL STATEMENTS	85

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Infrastructure Index Fund		iShares S&P Global Materials Sector Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,035,838	$12,755,389	$10,347,936	$7,250,447
Net realized gain (loss)	2,573,150	(11,513,779)	(1,520,673)	362,127
Net change in unrealized appreciation/depreciation	(6,565,031)	110,942,129	(13,269,962)	240,899,814

Net increase (decrease) in net assets resulting from operations	6,043,957	112,183,739	(4,442,699)	248,512,388

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,351,253)	(12,883,151)	(6,524,586)	(5,645,128)

Total distributions to shareholders	(7,351,253)	(12,883,151)	(6,524,586)	(5,645,128)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,508,468	200,902,982	15,429,453	566,844,769
Cost of shares redeemed	(29,548,173)	(20,255,738)	(62,802,982)	(53,273,637)

Net increase (decrease) in net assets from capital share transactions	(23,039,705)	180,647,244	(47,373,529)	513,571,132

INCREASE (DECREASE) IN NET ASSETS	(24,347,001)	279,947,832	(58,340,814)	756,438,392

NET ASSETS
Beginning of period	481,970,929	202,023,097	911,866,292	155,427,900

End of period	$457,623,928	$481,970,929	$853,525,478	$911,866,292

Undistributed net investment income included in net assets at end of period	$3,820,358	$1,135,773	$6,739,721	$2,916,371

SHARES ISSUED AND REDEEMED
Shares sold	200,000	6,400,000	250,000	11,100,000
Shares redeemed	(900,000)	(600,000)	(1,100,000)	(950,000)

Net increase (decrease) in shares outstanding	(700,000)	5,800,000	(850,000)	10,150,000

See notes to financial statements.

86	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Nuclear Energy Index Fund		iShares S&P Global Technology Sector Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$193,626	$238,870	$2,567,533	$2,344,438
Net realized gain (loss)	211,251	(638,356)	3,755,835	(10,059,433)
Net change in unrealized appreciation/depreciation	(680,765)	3,242,460	(28,947,226)	144,521,500

Net increase (decrease) in net assets resulting from operations	(275,888)	2,842,974	(22,623,858)	136,806,505

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(218,363)	(213,285)	(1,767,396)	(2,271,888)

Total distributions to shareholders	(218,363)	(213,285)	(1,767,396)	(2,271,888)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	9,121,119	59,643,143	200,195,677
Cost of shares redeemed	–	–	(29,155,541)	(2,018,396)

Net increase in net assets from capital share transactions	–	9,121,119	30,487,602	198,177,281

INCREASE (DECREASE) IN NET ASSETS	(494,251)	11,750,808	6,096,348	332,711,898

NET ASSETS
Beginning of period	17,794,258	6,043,450	529,206,738	196,494,840

End of period	$17,300,007	$17,794,258	$535,303,086	$529,206,738

Undistributed net investment income included in net assets at end of period	$16,038	$40,775	$1,385,271	$585,134

SHARES ISSUED
Shares sold	–	240,000	1,050,000	3,950,000
Shares redeemed	–	–	(550,000)	(50,000)

Net increase in shares outstanding	–	240,000	500,000	3,900,000

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Global Timber & Forestry Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,558,648	$12,408,539	$2,056,514	$402,273
Net realized loss	(6,684,014)	(2,613,994)	(984,638)	(368,116)
Net change in unrealized appreciation/depreciation	28,337,242	43,514,098	(581,775)	17,873,209

Net increase in net assets resulting from operations	31,211,876	53,308,643	490,101	17,907,366

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,106,445)	(12,164,409)	(320,122)	(419,100)
Return of capital	–	–	–	(58,249)

Total distributions to shareholders	(8,106,445)	(12,164,409)	(320,122)	(477,349)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	79,151,215	90,343,630	8,838,525	19,376,035
Cost of shares redeemed	(19,800,753)	(78,892,104)	–	(1,214,608)

Net increase in net assets from capital share transactions	59,350,462	11,451,526	8,838,525	18,161,427

INCREASE IN NET ASSETS	82,455,893	52,595,760	9,008,504	35,591,444

NET ASSETS
Beginning of period	293,852,413	241,256,653	49,514,996	13,923,552

End of period	$376,308,306	$293,852,413	$58,523,500	$49,514,996

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,219,148	$1,766,945	$1,733,623	$(2,769)

SHARES ISSUED AND REDEEMED
Shares sold	1,450,000	1,650,000	210,000	600,000
Shares redeemed	(400,000)	(1,600,000)	–	(30,000)

Net increase in shares outstanding	1,050,000	50,000	210,000	570,000

See notes to financial statements.

88	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Utilities Sector Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,449,344	$7,512,864
Net realized loss	(10,582,141)	(22,912,506)
Net change in unrealized appreciation/depreciation	4,512,505	44,611,649

Net increase (decrease) in net assets resulting from operations	(620,292)	29,212,007

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,657,084)	(6,601,424)

Total distributions to shareholders	(5,657,084)	(6,601,424)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	35,282,836	140,612,975
Cost of shares redeemed	(40,601,161)	(52,761,514)

Net increase (decrease) in net assets from capital share transactions	(5,318,325)	87,851,461

INCREASE (DECREASE) IN NET ASSETS	(11,595,701)	110,462,044

NET ASSETS
Beginning of period	254,552,472	144,090,428

End of period	$242,956,771	$254,552,472

Undistributed net investment income included in net assets at end of period	$1,797,516	$2,005,256

SHARES ISSUED AND REDEEMED
Shares sold	800,000	3,000,000
Shares redeemed	(950,000)	(1,250,000)

Net increase (decrease) in shares outstanding	(150,000)	1,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	89

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$60.68	$42.32	$73.02	$74.00	$65.76	$60.67

Income from investment operations:
Net investment income	0.85 [a]	1.51 [a]	2.06 [a]	1.70 [a]	1.61 [a]	1.22
Net realized and unrealized gain (loss)[b]	(2.25)	18.52	(30.88)	(1.30)	7.99	5.07

Total from investment operations	(1.40)	20.03	(28.82)	0.40	9.60	6.29

Less distributions from:
Net investment income	(0.86)	(1.67)	(1.88)	(1.38)	(1.36)	(1.20)

Total distributions	(0.86)	(1.67)	(1.88)	(1.38)	(1.36)	(1.20)

Net asset value, end of period	$58.42	$60.68	$42.32	$73.02	$74.00	$65.76

Total return	(2.22)%[c]	48.05%	(40.19)%	0.37%	14.60%	10.44%

Ratios/Supplemental data:
Net assets, end of period (000s)	$797,443	$843,464	$552,217	$942,001	$680,774	$460,329
Ratio of expenses to average net assets[d]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.40%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	3.01%	2.72%	3.49%	2.17%	2.28%	2.05%
Portfolio turnover rate[e]	3%	6%	8%	5%	3%	6%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

90	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Clean Energy Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$18.98	$17.30	$51.82

Income from investment operations:
Net investment income[b]	0.22	0.29	0.18
Net realized and unrealized gain (loss)[c]	(1.72)	1.68	(34.64)

Total from investment operations	(1.50)	1.97	(34.46)

Less distributions from:
Net investment income	(0.15)	(0.29)	(0.06)

Total distributions	(0.15)	(0.29)	(0.06)

Net asset value, end of period	$17.33	$18.98	$17.30

Total return	(7.88)%[d]	11.18%	(66.51)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$57,174	$68,336	$44,968
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.60%	1.33%	1.22%
Portfolio turnover rate[f]	25%	30%	20%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Discretionary Sector Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007
Net asset value, beginning of period	$46.76	$29.26	$50.02	$58.91	$51.03

Income from investment operations:
Net investment income[b]	0.35	0.54	0.79	0.87	0.37
Net realized and unrealized gain (loss)[c]	1.58	17.53	(20.47)	(8.91)	7.71

Total from investment operations	1.93	18.07	(19.68)	(8.04)	8.08

Less distributions from:
Net investment income	(0.28)	(0.57)	(1.08)	(0.85)	(0.20)

Total distributions	(0.28)	(0.57)	(1.08)	(0.85)	(0.20)

Net asset value, end of period	$48.41	$46.76	$29.26	$50.02	$58.91

Total return	4.17%[d]	62.24%	(39.94)%	(13.77)%	15.85%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$99,244	$93,524	$55,598	$30,013	$32,398
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	1.56%	1.35%	2.19%	1.52%	1.19%
Portfolio turnover rate[f]	2%	8%	7%	6%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

92	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Staples Sector Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007
Net asset value, beginning of period	$58.74	$41.79	$60.58	$55.60	$50.56

Income from investment operations:
Net investment income[b]	0.81	1.35	1.27	1.12	0.47
Net realized and unrealized gain (loss)[c]	1.26	16.85	(18.89)	4.22	4.85

Total from investment operations	2.07	18.20	(17.62)	5.34	5.32

Less distributions from:
Net investment income	(0.81)	(1.25)	(1.17)	(0.36)	(0.28)

Total distributions	(0.81)	(1.25)	(1.17)	(0.36)	(0.28)

Net asset value, end of period	$60.00	$58.74	$41.79	$60.58	$55.60

Total return	3.64%[d]	44.05%	(29.44)%	9.59%	10.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$299,982	$343,616	$248,656	$308,953	$30,579
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.87%	2.59%	2.47%	1.89%	1.64%
Portfolio turnover rate[f]	3%	6%	10%	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]
Net asset value, beginning of period	$35.23	$26.59	$43.24	$37.09	$33.85	$27.63

Income from investment operations:
Net investment income[b]	0.40	0.85	0.84	1.02	0.62	0.46
Net realized and unrealized gain (loss)[c]	(1.50)	8.54	(16.70)	6.06	3.22	6.13

Total from investment operations	(1.10)	9.39	(15.86)	7.08	3.84	6.59

Less distributions from:
Net investment income	(0.37)	(0.75)	(0.79)	(0.93)	(0.60)	(0.37)

Total distributions	(0.37)	(0.75)	(0.79)	(0.93)	(0.60)	(0.37)

Net asset value, end of period	$33.76	$35.23	$26.59	$43.24	$37.09	$33.85

Total return	(3.08)%[d]	35.56%	(37.15)%	18.87%	11.37%	23.91%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,139,466	$1,078,124	$474,549	$933,902	$756,675	$685,415
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.49%	0.65%
Ratio of net investment income to average net assets[e]	2.45%	2.55%	2.22%	2.34%	1.73%	1.46%
Portfolio turnover rate[f]	3%	5%	8%	6%	10%	5%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

94	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$47.26	$26.89	$70.00	$89.23	$78.83	$64.22

Income from investment operations:
Net investment income[a]	0.52	0.79	1.84	2.43	1.81	1.52
Net realized and unrealized gain (loss)[b]	(3.11)	20.41	(42.94)	(18.88)	9.80	14.29

Total from investment operations	(2.59)	21.20	(41.10)	(16.45)	11.61	15.81

Less distributions from:
Net investment income	(0.57)	(0.83)	(2.01)	(2.78)	(1.21)	(1.20)

Total distributions	(0.57)	(0.83)	(2.01)	(2.78)	(1.21)	(1.20)

Net asset value, end of period	$44.10	$47.26	$26.89	$70.00	$89.23	$78.83

Total return	(5.45)%[c]	79.47%	(59.97)%	(18.81)%	14.74%	24.73%

Ratios/Supplemental data:
Net assets, end of period (000s)	$282,255	$321,366	$133,105	$238,009	$321,231	$141,895
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.49%	0.65%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	2.38%	1.85%	3.88%	2.85%	2.13%	2.17%
Portfolio turnover rate[e]	4%	11%	11%	9%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$52.47	$39.99	$52.71	$57.59	$53.67	$48.13

Income from investment operations:
Net investment income[a]	0.48	1.02	0.98	0.96	0.82	0.53
Net realized and unrealized gain (loss)[b]	(1.54)	12.48	(12.68)	(4.84)	3.59	5.38

Total from investment operations	(1.06)	13.50	(11.70)	(3.88)	4.41	5.91

Less distributions from:
Net investment income	(0.74)	(1.02)	(1.02)	(1.00)	(0.49)	(0.37)

Total distributions	(0.74)	(1.02)	(1.02)	(1.00)	(0.49)	(0.37)

Net asset value, end of period	$50.67	$52.47	$39.99	$52.71	$57.59	$53.67

Total return	(1.93)%[c]	34.21%	(22.52)%	(6.91)%	8.22%	12.28%

Ratios/Supplemental data:
Net assets, end of period (000s)	$473,772	$590,291	$451,867	$622,035	$800,486	$488,414
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.49%	0.65%
Ratio of net investment income to average net assets[d]	1.98%	2.15%	2.06%	1.64%	1.46%	1.02%
Portfolio turnover rate[e]	2%	5%	8%	4%	5%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

96	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Industrials Sector Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007
Net asset value, beginning of period	$48.43	$29.41	$59.63	$58.25	$50.25

Income from investment operations:
Net investment income[b]	0.46	0.77	1.14	0.99	0.48
Net realized and unrealized gain (loss)[c]	0.30	19.04	(30.06)	0.77	7.81

Total from investment operations	0.76	19.81	(28.92)	1.76	8.29

Less distributions from:
Net investment income	(0.42)	(0.79)	(1.30)	(0.38)	(0.29)

Total distributions	(0.42)	(0.79)	(1.30)	(0.38)	(0.29)

Net asset value, end of period	$48.77	$48.43	$29.41	$59.63	$58.25

Total return	1.61%[d]	68.18%	(49.24)%	2.99%	16.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$180,459	$191,299	$44,109	$175,897	$17,474
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.00%	1.81%	2.42%	1.58%	1.60%
Portfolio turnover rate[f]	3%	5%	8%	11%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Infrastructure Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Dec. 10, 2007[a] to Mar. 31, 2008
Net asset value, beginning of period	$34.18	$24.34	$44.81	$50.03

Income from investment operations:
Net investment income[b]	0.73	1.11	1.16	0.23
Net realized and unrealized gain (loss)[c]	(0.22)	9.87	(20.70)	(5.27)

Total from investment operations	0.51	10.98	(19.54)	(5.04)

Less distributions from:
Net investment income	(0.54)	(1.14)	(0.93)	(0.18)

Total distributions	(0.54)	(1.14)	(0.93)	(0.18)

Net asset value, end of period	$34.15	$34.18	$24.34	$44.81

Total return	1.65%[d]	45.76%	(44.19)%	(10.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$457,624	$481,971	$202,023	$49,292
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	4.49%	3.46%	3.70%	1.66%
Portfolio turnover rate[f]	7%	25%	29%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

98	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Materials Sector Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007
Net asset value, beginning of period	$63.54	$37.01	$75.87	$62.33	$48.72

Income from investment operations:
Net investment income[b]	0.76	0.62	1.16	1.05	0.66
Net realized and unrealized gain (loss)[c]	(0.60)	26.37	(38.98)	12.97	13.11

Total from investment operations	0.16	26.99	(37.82)	14.02	13.77

Less distributions from:
Net investment income	(0.48)	(0.46)	(1.04)	(0.48)	(0.16)

Total distributions	(0.48)	(0.46)	(1.04)	(0.48)	(0.16)

Net asset value, end of period	$63.22	$63.54	$37.01	$75.87	$62.33

Total return	0.32%[d]	73.22%	(50.23)%	22.49%	28.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$853,525	$911,866	$155,428	$390,749	$74,791
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.48%	0.48%	n/a	n/a
Ratio of net investment income to average net assets[e]	2.57%	1.11%	1.96%	1.41%	2.11%
Portfolio turnover rate[f]	3%	3%	14%	10%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Nuclear Energy Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$40.44	$30.22	$50.45

Income from investment operations:
Net investment income[b]	0.44	0.70	0.29
Net realized and unrealized gain (loss)[c]	(1.06)	10.15	(20.29)

Total from investment operations	(0.62)	10.85	(20.00)

Less distributions from:
Net investment income	(0.50)	(0.63)	(0.23)

Total distributions	(0.50)	(0.63)	(0.23)

Net asset value, end of period	$39.32	$40.44	$30.22

Total return	(1.50)%[d]	36.04%	(39.62)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$17,300	$17,794	$6,043
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.32%	1.74%	1.19%
Portfolio turnover rate[f]	17%	41%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

100	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$57.84	$37.43	$56.50	$57.16	$55.74	$47.65

Income from investment operations:
Net investment income	0.27 [a]	0.33 [a]	0.43 [a]	0.37 [a]	0.15 [a]	0.05
Net realized and unrealized gain (loss)[b]	(2.45)	20.42	(19.06)	(0.80)	1.40	8.06

Total from investment operations	(2.18)	20.75	(18.63)	(0.43)	1.55	8.11

Less distributions from:
Net investment income	(0.19)	(0.34)	(0.44)	(0.23)	(0.13)	(0.02)

Total distributions	(0.19)	(0.34)	(0.44)	(0.23)	(0.13)	(0.02)

Net asset value, end of period	$55.47	$57.84	$37.43	$56.50	$57.16	$55.74

Total return	(3.75)%[c]	55.65%	(33.10)%	(0.81)%	2.77%	17.03%

Ratios/Supplemental data:
Net assets, end of period (000s)	$535,303	$529,207	$196,495	$395,471	$197,192	$108,695
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.49%	0.66%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.48%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets[d]	0.99%	0.65%	0.92%	0.60%	0.27%	0.16%
Portfolio turnover rate[e]	1%	5%	5%	6%	6%	13%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$52.95	$43.86	$67.11	$65.42	$50.98	$50.00

Income from investment operations:
Net investment income[a]	1.66	2.43	2.67	2.17	2.17	1.37
Net realized and unrealized gain (loss)[b]	3.88	8.87	(23.53)	1.04	13.78	0.84

Total from investment operations	5.54	11.30	(20.86)	3.21	15.95	2.21

Less distributions from:
Net investment income	(1.47)	(2.21)	(2.39)	(1.52)	(1.51)	(1.23)

Total distributions	(1.47)	(2.21)	(2.39)	(1.52)	(1.51)	(1.23)

Net asset value, end of period	$57.02	$52.95	$43.86	$67.11	$65.42	$50.98

Total return	10.85%[c]	26.24%	(31.87)%	4.60%	31.40%	4.55%

Ratios/Supplemental data:
Net assets, end of period (000s)	$376,308	$293,852	$241,257	$459,675	$232,238	$71,378
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.49%	0.65%
Ratio of net investment income to average net assets[d]	6.36%	4.76%	4.69%	2.96%	3.65%	2.72%
Portfolio turnover rate[e]	5%	7%	9%	7%	8%	11%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

102	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Timber & Forestry Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Period from Jun. 24, 2008[a] to Mar. 31, 2009
Net asset value, beginning of period	$41.26	$22.10	$48.24

Income from investment operations:
Net investment income[b]	1.50	0.39	0.55
Net realized and unrealized gain (loss)[c]	(1.02)	19.20	(26.23)

Total from investment operations	0.48	19.59	(25.68)

Less distributions from:
Net investment income	(0.23)	(0.38)	(0.46)
Return of capital	–	(0.05)	–

Total distributions	(0.23)	(0.43)	(0.46)

Net asset value, end of period	$41.51	$41.26	$22.10

Total return	1.21%[d]	88.81%	(53.41)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$58,524	$49,515	$13,924
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.49%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	n/a	n/a	0.48%
Ratio of net investment income to average net assets[e]	7.41%	1.11%	2.29%
Portfolio turnover rate[f]	18%	45%	45%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Utilities Sector Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007
Net asset value, beginning of period	$45.87	$37.92	$63.52	$60.25	$49.99

Income from investment operations:
Net investment income[b]	1.09	1.85	2.52	1.28	0.58
Net realized and unrealized gain (loss)[c]	(0.75)	7.78	(25.67)	2.53	10.01

Total from investment operations	0.34	9.63	(23.15)	3.81	10.59

Less distributions from:
Net investment income	(1.22)	(1.68)	(2.45)	(0.54)	(0.33)

Total distributions	(1.22)	(1.68)	(2.45)	(0.54)	(0.33)

Net asset value, end of period	$44.99	$45.87	$37.92	$63.52	$60.25

Total return	0.89%[d]	25.69%	(37.41)%	6.26%	21.23%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$242,957	$254,552	$144,090	$298,535	$27,111
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	5.00%	4.14%	4.74%	1.96%	1.91%
Portfolio turnover rate[f]	6%	9%	12%	10%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

104	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Global 100, iShares S&P Global Clean Energy, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Nuclear Energy, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Timber & Forestry, and iShares S&P Global Utilities Sector Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

106	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of September 30, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total

S&P Global 100	$802,275,651	$–	$–	$802,275,651

S&P Global Clean Energy	$81,202,236	$–	$–	$81,202,236

S&P Global Consumer Discretionary Sector
Common Stocks	$98,228,226	$–	$506,462	$98,734,688
Preferred Stocks	254,153	–	–	254,153
Rights	21,093	–	–	21,093
Short-Term Investments	1,309,912	–	–	1,309,912

	$99,813,384	$–	$506,462	$100,319,846

S&P Global Consumer Staples Sector	$298,829,352	$–	$–	$298,829,352

S&P Global Energy Sector	$1,148,193,394	$–	$–	$1,148,193,394

S&P Global Financials Sector	$283,024,511	$–	$–	$283,024,511

S&P Global Healthcare Sector	$471,799,434	$–	$–	$471,799,434

S&P Global Industrials Sector	$181,194,819	$–	$–	$181,194,819

S&P Global Infrastructure	$472,728,176	$–	$–	$472,728,176

S&P Global Materials Sector	$860,367,489	$–	$–	$860,367,489

S&P Global Nuclear Energy	$17,662,964	$–	$–	$17,662,964

S&P Global Technology Sector	$538,004,365	$–	$–	$538,004,365

S&P Global Telecommunications Sector	$376,927,452	$–	$–	$376,927,452

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total

S&P Global Timber & Forestry	$62,687,935	$–	$–	$62,687,935

S&P Global Utilities Sector	$243,234,560	$–	$–	$243,234,560

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended September 30, 2010:

iShares Index Fund	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out) [a]	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period

S&P Global Consumer Discretionary Sector
Common Stocks	$385,301	$121,161	$–	$–	$506,462	$121,161

[a]	The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period in which the event occurred.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of September 30, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

108	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid semi-annually by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2010.

The Funds had tax basis net capital loss carryforwards as of March 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
S&P Global 100	$–	$–	$–	$949,071	$2,131,997	$–	$36,258,744	$24,526,269	$63,866,081
S&P Global Clean Energy	–	–	–	–	–	–	2,161,286	1,739,302	3,900,588
S&P Global Consumer Discretionary Sector	–	–	–	–	21,774	140,985	515,276	977,806	1,655,841
S&P Global Consumer Staples Sector	–	–	–	–	–	110,998	1,241,701	854,970	2,207,669
S&P Global Energy Sector	37,853	113,031	43,806	408,088	3,379,767	172,682	4,800,649	12,576,847	21,532,723
S&P Global Financials Sector	–	65,059	20,625	374,711	–	279,616	14,101,017	26,135,934	40,976,962
S&P Global Healthcare Sector	–	–	119,040	2,328,014	–	2,165,971	7,470,467	8,253,378	20,336,870
S&P Global Industrials Sector	–	–	–	–	175	241,597	3,878,332	3,768,747	7,888,851
S&P Global Infrastructure	–	–	–	–	–	–	1,561,517	18,904,786	20,466,303
S&P Global Materials Sector	–	–	–	–	2,966	455,218	3,417,547	12,443,350	16,319,081
S&P Global Nuclear Energy	–	–	–	–	–	–	293,258	96,039	389,297
S&P Global Technology Sector	114,472	244,568	111,285	401,105	358,238	418,537	8,517,749	6,597,896	16,763,850
S&P Global Telecommunications Sector	356,911	231,569	–	–	259,855	–	2,355,085	6,058,821	9,262,241
S&P Global Timber & Forestry	–	–	–	–	–	–	264,602	1,970,120	2,234,722
S&P Global Utilities Sector	–	–	–	–	4,149	298,224	2,911,628	5,208,921	8,422,922

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended September 30, 2010, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2010 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Global 100	$1,006,997,122	$28,709,477	$(233,430,948)	$(204,721,471)
S&P Global Clean Energy	92,762,210	8,565,872	(20,125,846)	(11,559,974)
S&P Global Consumer Discretionary Sector	84,055,377	19,873,387	(3,608,918)	16,264,469
S&P Global Consumer Staples Sector	297,423,009	20,028,413	(18,622,070)	1,406,343
S&P Global Energy Sector	1,229,556,823	57,521,632	(138,885,061)	(81,363,429)
S&P Global Financials Sector	380,997,700	12,853,684	(110,826,873)	(97,973,189)
S&P Global Healthcare Sector	549,709,588	13,938,383	(91,848,537)	(77,910,154)
S&P Global Industrials Sector	191,555,490	11,062,621	(21,423,292)	(10,360,671)
S&P Global Infrastructure	458,187,491	54,367,317	(39,826,632)	14,540,685
S&P Global Materials Sector	839,005,779	92,335,386	(70,973,676)	21,361,710
S&P Global Nuclear Energy	17,434,945	2,105,446	(1,877,427)	228,019
S&P Global Technology Sector	579,405,756	40,032,430	(81,433,821)	(41,401,391)
S&P Global Telecommunications Sector	439,124,071	6,070,419	(68,267,038)	(62,196,619)
S&P Global Timber & Forestry	57,568,300	9,649,634	(4,529,999)	5,119,635
S&P Global Utilities Sector	300,119,799	4,334,204	(61,219,443)	(56,885,239)

Management has reviewed the tax positions as of September 30, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

110	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the Funds (except for the iShares S&P Global 100 Index Fund), BFA is entitled to annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion

For its investment advisory services to the iShares S&P Global 100 Index Fund, BFA is entitled to an annual investment advisory fee of 0.40% of the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2010, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Global 100	$ 9,442
S&P Global Clean Energy	154,484
S&P Global Consumer Discretionary Sector	1,325
S&P Global Consumer Staples Sector	439
S&P Global Energy Sector	7,772
S&P Global Financials Sector	12,590
S&P Global Healthcare Sector	687
S&P Global Industrials Sector	3,328

iShares Index Fund	Securities Lending Agent Fees
S&P Global Infrastructure	$31,252
S&P Global Materials Sector	10,671
S&P Global Nuclear Energy	1,092
S&P Global Technology Sector	19,755
S&P Global Telecommunications Sector	4,021
S&P Global Timber & Forestry	1,261
S&P Global Utilities Sector	8,494

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

As of September 30, 2010, the PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be an affiliate of the iShares S&P Global Financials Sector Index Fund (excluding short-term investments) during the six months ended September 30, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain
PNC Financial Services Group Inc. (The)	34,000	6,596	(8,084)	32,512	$1,687,698	$6,496	$137,134

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2010 were as follows:

iShares Index Fund	Purchases	Sales
S&P Global 100	$20,356,107	$22,151,158
S&P Global Clean Energy	14,091,827	14,149,499
S&P Global Consumer Discretionary Sector	1,941,775	1,805,605
S&P Global Consumer Staples Sector	8,364,805	8,002,467
S&P Global Energy Sector	31,677,071	34,918,866
S&P Global Financials Sector	11,960,010	12,993,052
S&P Global Healthcare Sector	12,369,685	13,292,550
S&P Global Industrials Sector	6,196,208	6,150,579
S&P Global Infrastructure	31,111,627	30,171,857
S&P Global Materials Sector	25,279,527	22,637,129
S&P Global Nuclear Energy	2,876,615	2,904,607
S&P Global Technology Sector	7,475,118	6,137,242
S&P Global Telecommunications Sector	16,715,228	14,240,108
S&P Global Timber & Forestry	9,892,276	10,976,257
S&P Global Utilities Sector	13,628,313	14,360,678

In-kind transactions (see Note 4) for the six months ended September 30, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Global 100	$10,863,324	$24,025,067
S&P Global Clean Energy	–	4,973,151
S&P Global Consumer Discretionary Sector	6,883,438	4,564,947
S&P Global Consumer Staples Sector	13,593,569	60,965,203
S&P Global Energy Sector	108,754,969	9,335,585
S&P Global Financials Sector	44,865,684	59,544,182
S&P Global Healthcare Sector	2,588,968	92,700,018
S&P Global Industrials Sector	9,636,689	19,874,325
S&P Global Infrastructure	5,984,232	28,840,105
S&P Global Materials Sector	15,121,092	62,098,409
S&P Global Technology Sector	58,807,500	28,715,689
S&P Global Telecommunications Sector	77,327,678	19,234,385
S&P Global Timber & Forestry	8,808,911	–
S&P Global Utilities Sector	35,057,400	40,139,153

112	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of September 30, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	113

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P Global Financials Sector	$0.56097	$–	$0.00526	$0.56623	99%	–%	1%	100%
S&P Global Timber & Forestry	0.20426	–	0.02278	0.22704	90	–	10	100

114	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	115

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

116	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	117

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3594-1010

118	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.Go to www.icsdelivery.com.

2.From the main page, select the first letter of your brokerage firm’s name.

3.Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-33-0910

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

iSHARES® NASDAQ

BIOTECHNOLOGY INDEX FUND

SEPTEMBER 30, 2010

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iShares S&P 100 Index Fund  |  OEF  |  NYSE Arca

iShares S&P MidCap 400 Index Fund  |  IJH  |  NYSE Arca

iShares S&P MidCap 400 Growth Index Fund  |  IJK  |  NYSE Arca

iShares S&P MidCap 400 Value Index Fund  |  IJJ  |  NYSE Arca

iShares S&P SmallCap 600 Index Fund  |  IJR  |  NYSE Arca

iShares S&P SmallCap 600 Growth Index Fund  |  IJT  |  NYSE Arca

iShares S&P SmallCap 600 Value Index Fund  |  IJS  |  NYSE Arca

iShares S&P 1500 Index Fund  |  ISI  |  NYSE Arca

iShares S&P U.S. Preferred Stock Index Fund  |  PFF  |  NYSE Arca

iShares Nasdaq Biotechnology Index Fund  |  IBB  |  NASDAQ

Fund Performance Overview

iSHARES® S&P 100 INDEX FUND

Performance as of September 30, 2010

			Average Annual Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.56%	7.71%	7.73%	0.31%	0.33%	0.47%	(1.67)%	(1.67)%	(1.51)%

Cumulative Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.56%	7.71%	7.73%	1.56%	1.67%	2.36%	(15.42)%	(15.42)%	(14.00)%

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/27/00), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100 Index™ (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a subset of the S&P 500® and consists of blue chip stocks from diverse industries in the S&P 500® with exchange listed options. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (2.78)%, while the total return for the Index was (2.72)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.94%

Technology	15.97

Financial	14.89

Communications	12.95

Energy	12.64

Industrial	9.45

Consumer Cyclical	7.52

Basic Materials	2.06

Utilities	1.40

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.87%

Apple Inc.	4.01

Microsoft Corp.	2.89

General Electric Co.	2.69

Johnson & Johnson	2.64

Procter & Gamble Co. (The)	2.63

International Business Machines Corp.	2.62

AT&T Inc.	2.61

Chevron Corp.	2.52

JPMorgan Chase & Co.	2.34

TOTAL	29.82%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of September 30, 2010

	Average Annual Total Returns

	Year Ended 9/30/10			Five Years Ended 9/30/10			Ten Years Ended 9/30/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	17.56%	17.64%	17.78%	3.64%	3.63%	3.77%	5.26%	5.30%	5.40%
S&P MidCap 400 Growth*	20.12%	20.17%	20.40%	4.70%	4.69%	4.83%	2.42%	2.43%	2.63%
S&P MidCap 400 Value*	14.94%	15.00%	15.22%	2.42%	2.41%	2.60%	7.96%	7.96%	8.16%

	Cumulative Total Returns

	Year Ended 9/30/10			Five Years Ended 9/30/10			Ten Years Ended 9/30/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P MidCap 400	17.56%	17.64%	17.78%	19.60%	19.53%	20.33%	66.91%	67.64%	69.15%
S&P MidCap 400 Growth*	20.12%	20.17%	20.40%	25.79%	25.78%	26.58%	27.04%	27.12%	29.59%
S&P MidCap 400 Value*	14.94%	15.00%	15.22%	12.68%	12.67%	13.71%	115.09%	115.07%	119.07%

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Index Fund (the “MidCap 400 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 Index™ (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The stocks in the Index have a market capitalization between $750 million and $3.3 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The MidCap 400 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the MidCap 400 Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the MidCap 400 Fund was 2.18%, while the total return for the Index was 2.27%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Financial	19.01%

Consumer Non-Cyclical	18.99

Industrial	17.54

Consumer Cyclical	12.82

Technology	8.98

Utilities	6.17

Communications	5.81

Energy	5.78

Basic Materials	5.03

Short-Term and Other Net Assets	(0.13)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
F5 Networks Inc.	0.84%

Newfield Exploration Co.	0.77

Edwards Lifesciences Corp.	0.76

Joy Global Inc.	0.73

Lubrizol Corp.	0.72

New York Community Bancorp Inc.	0.71

Netflix Inc.	0.71

Vertex Pharmaceuticals Inc.	0.70

Dollar Tree Inc.	0.62

BorgWarner Inc.	0.60

TOTAL	7.16%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Growth Index™ (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P MidCap 400 Index™ and consists of those stocks in the S&P MidCap 400 Index™ exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2010, the total return for the Growth Fund was 4.04%, while the total return for the Growth Index was 4.15%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.57%

Industrial	16.36

Consumer Cyclical	13.66

Technology	13.06

Financial	11.39

Communications	9.35

Energy	6.69

Basic Materials	4.65

Utilities	1.65

Short-Term and Other Net Assets	(0.38)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
F5 Networks Inc.	1.65%

Newfield Exploration Co.	1.52

Edwards Lifesciences Corp.	1.50

Joy Global Inc.	1.44

Lubrizol Corp.	1.42

Netflix Inc.	1.39

Dollar Tree Inc.	1.23

Cree Inc.	1.16

Bucyrus International Inc. Class A	1.11

Chipotle Mexican Grill Inc.	1.06

TOTAL	13.48%

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

The iShares S&P MidCap 400 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Value Index™ (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P MidCap 400 Index™ and consists of those stocks in the S&P MidCap 400 Index™ exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2010, the total return for the Value Fund was 0.33%, while the total return for the Value Index was 0.45%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Financial	26.79%

Industrial	18.75

Consumer Non-Cyclical	14.32

Consumer Cyclical	11.97

Utilities	10.79

Basic Materials	5.42

Energy	4.84

Technology	4.80

Communications	2.18

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
New York Community Bancorp Inc.	1.43%

BorgWarner Inc.	1.21

Everest Re Group Ltd.	0.98

AMB Property Corp.	0.90

Arch Coal Inc.	0.88

Manpower Inc.	0.87

Avnet Inc.	0.83

NSTAR	0.82

Alliant Energy Corp.	0.81

OGE Energy Corp.	0.79

TOTAL	9.52%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overviews

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of September 30, 2010

	Average Annual Total Returns

	Year Ended 9/30/10			Five Years Ended 9/30/10			Ten Years Ended 9/30/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	14.09%	14.03%	14.22%	1.51%	1.50%	1.62%	6.06%	6.04%	6.18%
S&P SmallCap 600 Growth*	16.07%	16.06%	16.23%	1.99%	1.97%	2.08%	4.50%	4.49%	4.68%
S&P SmallCap 600 Value*	12.05%	12.02%	12.29%	0.94%	0.92%	1.08%	6.96%	6.94%	7.16%

	Cumulative Total Returns

	Year Ended 9/30/10			Five Years Ended 9/30/10			Ten Years Ended 9/30/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P SmallCap 600	14.09%	14.03%	14.22%	7.78%	7.75%	8.36%	80.03%	79.75%	82.22%
S&P SmallCap 600 Growth*	16.07%	16.06%	16.23%	10.33%	10.22%	10.85%	55.37%	55.20%	57.97%
S&P SmallCap 600 Value*	12.05%	12.02%	12.29%	4.81%	4.68%	5.51%	95.92%	95.62%	99.71%

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividend and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Index Fund (the “SmallCap 600 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 IndexTM (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The stocks in the Index have a market capitalization between $200 million and $1 billion (which may fluctuate depending on the overall level of the equity markets) and are selected for liquidity and industry group representation. The SmallCap 600 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the SmallCap 600 Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the SmallCap 600 Fund was 0.00%, while the total return for the Index was 0.05%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	19.80%

Financial	18.50

Industrial	16.95

Consumer Cyclical	16.72

Technology	10.42

Communications	5.05

Energy	4.99

Utilities	4.06

Basic Materials	3.40

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
East West Bancorp Inc.	0.57%

SM Energy Co.	0.56

Oil States International Inc.	0.55

BioMed Realty Trust Inc.	0.54

Salix Pharmaceuticals Ltd.	0.54

Concur Technologies Inc.	0.52

AMERIGROUP Corp.	0.51

Polaris Industries Inc.	0.51

Varian Semiconductor Equipment Associates Inc.	0.51

Cooper Companies Inc. (The)	0.51

TOTAL	5.32%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overviews (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Growth IndexTM (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P SmallCap 600 IndexTM and consists of those stocks in the S&P SmallCap 600 IndexTM exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2010, the total return for the Growth Fund was 2.31%, while the total return for the Growth Index was 2.38%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.49%

Consumer Cyclical	17.68

Technology	15.28

Financial	13.47

Industrial	12.68

Communications	6.99

Energy	6.81

Basic Materials	2.77

Utilities	0.75

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
SM Energy Co.	1.12%

Oil States International Inc.	1.11

Salix Pharmaceuticals Ltd.	1.09

Concur Technologies Inc.	1.06

Polaris Industries Inc.	1.03

Cooper Companies Inc. (The)	1.02

Dril-Quip Inc.	1.01

Cypress Semiconductor Corp.	0.96

Deckers Outdoor Corp.	0.92

Regeneron Pharmaceuticals Inc.	0.88

TOTAL	10.20%

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

The iShares S&P SmallCap 600 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Value IndexTM (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P SmallCap 600 IndexTM and consists of those stocks in the S&P SmallCap 600 IndexTM exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2010, the total return for the Value Fund was (2.29)%, while the total return for the Value Index was (2.18)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Financial	23.41%

Industrial	21.12

Consumer Non-Cyclical	16.20

Consumer Cyclical	15.77

Utilities	7.29

Technology	5.68

Basic Materials	4.01

Energy	3.21

Communications	3.18

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
East West Bancorp Inc.	1.12%

AMERIGROUP Corp.	1.01

Piedmont Natural Gas Co.	0.97

ProAssurance Corp.	0.85

World Fuel Services Corp.	0.81

Esterline Technologies Corp.	0.80

EMCOR Group Inc.	0.76

New Jersey Resources Corp.	0.75

Moog Inc. Class A	0.75

Casey’s General Stores Inc.	0.73

TOTAL	8.55%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview

iSHARES® S&P 1500 INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.67%	10.88%	10.92%	0.75%	0.76%	0.92%	2.32%	2.31%	2.49%

Cumulative Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
10.67%	10.88%	10.92%	3.82%	3.84%	4.70%	16.60%	16.52%	17.92%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Composite 1500 Index® (the “Index”). The Index is comprised of the S&P 500®, MidCap 400TM and SmallCap 600 IndexesTM. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (1.17)%, while the total return for the Index was (1.06)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	21.56%

Financial	15.88

Technology	12.68

Industrial	11.72

Communications	10.99

Energy	10.37

Consumer Cyclical	9.36

Utilities	3.83

Basic Materials	3.38

Diversified	0.04

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.67%

Apple Inc.	2.20

Microsoft Corp.	1.58

General Electric Co.	1.47

Johnson & Johnson	1.45

Procter & Gamble Co. (The)	1.44

International Business Machines Corp.	1.44

AT&T Inc.	1.43

Chevron Corp.	1.38

JPMorgan Chase & Co.	1.28

TOTAL	16.34%

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/10			Inception to 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.79%	18.47%	20.20%	1.52%	1.53%	1.45%	5.47%	5.49%	5.20%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/30/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P U.S. Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P U.S. Preferred Stock IndexTM (the “Index”). The Index measures the performance of a select group of preferred stocks listed on the New York Stock Exchange (NYSE), NYSE Arca, Inc. (NYSE Arca), NYSE Amex, NASDAQ Global Select Market, NASDAQ Select Market or NASDAQ Capital Market, and includes preferred stocks with a market capitalization over $100 million that meet minimum price, liquidity, trading volume, maturity and other requirements determined by S&P®. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 6.83%, while the total return for the Index was 6.74%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Financial	89.73%

Consumer Cyclical	3.78

Consumer Non-Cyclical	2.00

Utilities	1.44

Communications	1.27

Energy	0.34

Short-Term and Other Net Assets	1.44

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Ford Motor Co. Capital Trust II, 6.50%	3.67%

Barclays Bank PLC Series 5, 8.13%	3.62

Wells Fargo & Co. Series J, 8.00%	3.07

Bank of America Corp. Series H, 8.20%	2.58

JPMorgan Chase Capital XXVI, 8.00%	2.44

Bank of America Corp., 8.63%	2.40

MetLife Inc., 6.50%	2.10

Wells Fargo Capital IV, 7.00%	2.04

Archer-Daniels-Midland Co., 6.25%	1.96

Barclays Bank PLC, 7.10%	1.94

TOTAL	25.82%

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.56%	6.59%	6.64%	2.47%	2.52%	2.67%	(1.40)%	(1.40)%	(1.10)%

Cumulative Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.56%	6.59%	6.64%	12.98%	13.23%	14.07%	(12.72)%	(12.76)%	(10.12)%

Total returns for the period since inception are calculated from the inception date of the Fund (2/5/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Index performance reflects price returns.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index® (the “Index”). The Index contains securities of NASDAQ® listed companies that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals which also meet other eligibility criteria determined by The NASDAQ OMX Group, Inc. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (4.67)%, while the total return for the Index was (4.65)%.

PORTFOLIO ALLOCATION As of 9/30/10
Industry	Percentage of Net Assets
Biotechnology	50.72%

Pharmaceuticals	46.89

Health Care – Products	2.01

Distribution & Wholesale	0.17

Commercial Services	0.12

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Amgen Inc.	8.72%

Teva Pharmaceutical Industries Ltd. SP ADR	6.85

Celgene Corp.	6.07

Gilead Sciences Inc.	5.44

Vertex Pharmaceuticals Inc.	3.52

Genzyme Corp.	3.31

Alexion Pharmaceuticals Inc.	3.18

Dendreon Corp.	3.11

Perrigo Co.	3.03

Illumina Inc.	2.92

TOTAL	46.15%

FUND PERFORMANCE OVERVIEWS	17

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/10 to 9/30/10)
S&P 100
Actual	$1,000.00	$972.20	0.20%	$0.99
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
S&P MidCap 400
Actual	1,000.00	1,021.80	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
S&P MidCap 400 Growth
Actual	1,000.00	1,040.40	0.25	1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
S&P MidCap 400 Value
Actual	1,000.00	1,003.30	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/10 to 9/30/10)
S&P SmallCap 600
Actual	$1,000.00	$1,000.00	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
S&P SmallCap 600 Growth
Actual	1,000.00	1,023.10	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
S&P SmallCap 600 Value
Actual	1,000.00	977.10	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
S&P 1500
Actual	1,000.00	988.30	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
S&P U.S. Preferred Stock
Actual	1,000.00	1,068.30	0.48	2.49
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
Nasdaq Biotechnology
Actual	1,000.00	953.30	0.48	2.35
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	19

Schedule of Investments (Unaudited)

iSHARES® S&P 100 INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.82%

AEROSPACE & DEFENSE – 2.74%
Boeing Co. (The)	244,590	$16,275,019
General Dynamics Corp.	127,114	7,984,030
Lockheed Martin Corp.	99,255	7,074,896
Raytheon Co.	124,715	5,700,723
United Technologies Corp.	310,580	22,122,613

		59,157,281

AGRICULTURE – 2.76%
Altria Group Inc.	696,660	16,733,773
Monsanto Co.	180,680	8,659,993
Philip Morris International Inc.	612,702	34,323,566

		59,717,332

APPAREL – 0.48%
Nike Inc. Class B	129,180	10,352,485

		10,352,485

AUTO MANUFACTURERS – 0.65%
Ford Motor Co.[a,b]	1,149,756	14,073,013

		14,073,013

BANKS – 5.34%
Bank of America Corp.	3,354,125	43,972,579
Bank of New York Mellon Corp. (The)	405,856	10,605,017
Regions Financial Corp.	420,274	3,055,392
U.S. Bancorp	640,897	13,856,193
Wells Fargo & Co.	1,749,439	43,963,402

		115,452,583

BEVERAGES – 3.73%
Coca-Cola Co. (The)	772,012	45,178,143
PepsiCo Inc.	531,821	35,334,187

		80,512,330

BIOTECHNOLOGY – 0.82%
Amgen Inc.[a]	320,408	17,657,685

		17,657,685

CHEMICALS – 1.12%
Dow Chemical Co. (The)	387,746	10,647,505
E.I. du Pont de Nemours and Co.	303,048	13,522,002

		24,169,507

Security	Shares	Value
COMMERCIAL SERVICES – 0.34%
MasterCard Inc. Class A	32,368	$7,250,432

		7,250,432

COMPUTERS – 9.09%
Apple Inc.[a]	305,384	86,652,710
Dell Inc.[a]	564,920	7,321,363
EMC Corp.[a]	686,486	13,942,531
Hewlett-Packard Co.	758,066	31,891,836
International Business Machines Corp.	421,614	56,555,302

		196,363,742

COSMETICS & PERSONAL CARE – 3.43%
Avon Products Inc.	143,728	4,615,106
Colgate-Palmolive Co.	162,464	12,486,983
Procter & Gamble Co. (The)	948,844	56,902,175

		74,004,264

DIVERSIFIED FINANCIAL SERVICES – 6.53%
American Express Co.	349,939	14,707,936
Capital One Financial Corp.	152,655	6,037,505
Citigroup Inc.[a]	7,942,032	30,973,925
Goldman Sachs Group Inc. (The)	172,370	24,921,255
JPMorgan Chase & Co.	1,325,475	50,460,833
Morgan Stanley	467,003	11,525,634
NYSE Euronext Inc.	87,523	2,500,532

		141,127,620

ELECTRIC – 1.40%
American Electric Power Co. Inc.	159,905	5,793,358
Entergy Corp.	62,178	4,758,482
Exelon Corp.	220,980	9,409,329
Southern Co.	277,708	10,341,846

		30,303,015

FOOD – 1.31%
Campbell Soup Co.	65,062	2,325,966
H.J. Heinz Co.	106,155	5,028,562
Kraft Foods Inc. Class A	583,022	17,992,059
Sara Lee Corp.	221,999	2,981,447

		28,328,034

FOREST PRODUCTS & PAPER – 0.13%
Weyerhaeuser Co.	179,339	2,826,383

		2,826,383

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2010

Security	Shares	Value
HEALTH CARE – PRODUCTS – 3.63%
Baxter International Inc.	195,357	$9,320,482
Johnson & Johnson	920,762	57,050,414
Medtronic Inc.	361,010	12,122,716

		78,493,612

HEALTH CARE – SERVICES – 0.61%
UnitedHealth Group Inc.	375,839	13,195,707

		13,195,707

INSURANCE – 3.02%
Allstate Corp. (The)	179,638	5,667,579
Berkshire Hathaway Inc. Class Ba	578,269	47,811,281
MetLife Inc.	303,110	11,654,579

		65,133,439

INTERNET – 2.88%
Amazon.com Inc.[a]	118,266	18,574,858
Google Inc. Class Aa	83,100	43,693,149

		62,268,007

MACHINERY – 0.77%
Caterpillar Inc.	210,766	16,583,069

		16,583,069

MANUFACTURING – 4.17%
3M Co.	238,396	20,671,317
General Electric Co.	3,573,855	58,075,144
Honeywell International Inc.	258,147	11,342,979

		90,089,440

MEDIA – 2.76%
Comcast Corp. Class A	938,220	16,963,018
News Corp. Class A NVS	762,354	9,956,343
Time Warner Inc.	375,927	11,522,162
Walt Disney Co. (The)	639,364	21,169,342

		59,610,865

MINING – 0.81%
Alcoa Inc.	339,899	4,116,177
Freeport-McMoRan Copper & Gold Inc.	157,272	13,429,456

		17,545,633

OFFICE & BUSINESS EQUIPMENT – 0.22%
Xerox Corp.	464,445	4,807,006

		4,807,006

Security	Shares	Value
OIL & GAS – 10.13%
Chevron Corp.	672,103	$54,473,948
ConocoPhillips	495,867	28,477,642
Devon Energy Corp.	145,429	9,415,073
Exxon Mobil Corp.	1,702,072	105,171,029
Occidental Petroleum Corp.	271,519	21,259,938

		218,797,630

OIL & GAS SERVICES – 2.34%
Baker Hughes Inc.	144,122	6,139,597
Halliburton Co.	304,504	10,069,947
National Oilwell Varco Inc.	139,697	6,212,326
Schlumberger Ltd.	456,759	28,140,922

		50,562,792

PHARMACEUTICALS – 6.32%
Abbott Laboratories	516,150	26,963,676
Bristol-Myers Squibb Co.	573,265	15,541,214
Gilead Sciences Inc.[a]	280,361	9,983,655
Merck & Co. Inc.	1,028,784	37,869,539
Pfizer Inc.	2,687,041	46,136,494

		136,494,578

PIPELINES – 0.17%
Williams Companies Inc. (The)	196,168	3,748,771

		3,748,771

RETAIL – 6.38%
Costco Wholesale Corp.	146,805	9,467,454
CVS Caremark Corp.	454,051	14,288,985
Home Depot Inc. (The)	556,691	17,635,971
Lowe’s Companies Inc.	469,123	10,456,752
McDonald’s Corp.	355,794	26,510,211
Target Corp.	241,185	12,888,926
Wal-Mart Stores Inc.	668,599	35,783,419
Walgreen Co.	325,336	10,898,756

		137,930,474

SEMICONDUCTORS – 2.16%
Intel Corp.	1,861,296	35,792,722
Texas Instruments Inc.	399,562	10,844,113

		46,636,835

SOFTWARE – 4.49%
Microsoft Corp.	2,545,586	62,341,401
Oracle Corp.	1,293,747	34,737,107

		97,078,508

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 100 INDEX FUND

September 30, 2010

Security	Shares	Value
TELECOMMUNICATIONS – 7.31%
AT&T Inc.	1,975,265	$56,492,579
Cisco Systems Inc.[a]	1,909,142	41,810,210
QUALCOMM Inc.	536,591	24,210,986
Sprint Nextel Corp.[a]	992,978	4,597,488
Verizon Communications Inc.	944,940	30,795,595

		157,906,858

TRANSPORTATION – 1.78%
FedEx Corp.	105,158	8,991,009
Norfolk Southern Corp.	122,910	7,314,374
United Parcel Service Inc. Class B	331,174	22,085,994

		38,391,377

TOTAL COMMON STOCKS
(Cost: $2,816,754,405)		2,156,570,307

SHORT-TERM INVESTMENTS – 0.41%

MONEY MARKET FUNDS – 0.41%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.31%[c,d,e]	6,177,468	6,177,468
BlackRock Cash Funds: Prime,
SL Agency Shares 0.29%[c,d,e]	1,252,110	1,252,110
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.13%[c,d]	1,463,908	1,463,908

		8,893,486

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,893,486)		8,893,486

TOTAL INVESTMENTS IN SECURITIES – 100.23%
(Cost: $2,825,647,891)		2,165,463,793

Other Assets, Less Liabilities – (0.23)%		(4,962,336)

NET ASSETS – 100.00%		$2,160,501,457

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$17,643,044	0.23%

		17,643,044	0.23

AEROSPACE & DEFENSE
Other securities[a]		43,453,398	0.56

		43,453,398	0.56

AGRICULTURE
Other securities[a]		7,518,839	0.10

		7,518,839	0.10
AIRLINES
Other securities[a]		32,327,238	0.42

		32,327,238	0.42

APPAREL
Phillips-Van Heusen Corp.	513,947	30,919,051	0.40
Other securities[a]		63,027,643	0.81

		93,946,694	1.21

AUTO MANUFACTURERS
Other securities[a]		19,313,635	0.25

		19,313,635	0.25

AUTO PARTS & EQUIPMENT
BorgWarner Inc.[b]	883,699	46,500,241	0.60

		46,500,241	0.60

BANKS
Other securities[a]		266,441,317	3.44

		266,441,317	3.44

BEVERAGES
Other securities[a]		52,605,024	0.68

		52,605,024	0.68

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	1,572,122	54,348,258	0.70
Other securities[a]		30,597,354	0.40

		84,945,612	1.10

BUILDING MATERIALS
Other securities[a]		41,912,407	0.54

		41,912,407	0.54

CHEMICALS
Albemarle Corp.	707,569	33,121,305	0.43

Security	Shares	Value	% of Net Assets
Lubrizol Corp.	523,192	$55,442,656	0.72%
Other securities[a]		162,443,103	2.09

		251,007,064	3.24

COAL
Arch Coal Inc.	1,259,270	33,635,102	0.43
Other securities[a]		7,091,600	0.10

		40,726,702	0.53

COMMERCIAL SERVICES
Hewitt Associates Inc. Class Ab	712,715	35,942,217	0.46
Manpower Inc.	637,355	33,269,931	0.43
Other securities[a]		314,532,684	4.06

		383,744,832	4.95

COMPUTERS
Other securities[a]		177,418,487	2.29

		177,418,487	2.29

COSMETICS & PERSONAL CARE
Other securities[a]		25,062,212	0.32

		25,062,212	0.32

DISTRIBUTION & WHOLESALE
Other securities[a]		72,087,353	0.93

		72,087,353	0.93

DIVERSIFIED FINANCIAL SERVICES
Affiliated Managers Group Inc.[b]	396,022	30,893,676	0.40
Other securities[a]		120,250,101	1.55

		151,143,777	1.95

ELECTRIC
Alliant Energy Corp.	858,700	31,213,745	0.40
NSTAR	802,832	31,591,439	0.41
OGE Energy Corp.	754,671	30,088,733	0.39
Other securities[a]		182,541,073	2.35

		275,434,990	3.55

ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	825,471	39,432,750	0.51
Energizer Holdings Inc.[b]	543,980	36,571,775	0.47
Other securities[a]		23,592,051	0.30

		99,596,576	1.28

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ELECTRONICS
Avnet Inc.[b]	1,176,869	$31,787,232	0.41%
Mettler-Toledo International Inc.[b]	258,912	32,219,009	0.42
Trimble Navigation Ltd.[b]	923,545	32,361,017	0.42
Other securities[a]		124,989,278	1.61

		221,356,536	2.86

ENGINEERING & CONSTRUCTION
KBR Inc.	1,211,146	29,842,637	0.39
Other securities[a]		74,495,405	0.96

		104,338,042	1.35

ENTERTAINMENT
Other securities[a]		42,624,681	0.55

		42,624,681	0.55

ENVIRONMENTAL CONTROL
Other securities[a]		42,257,282	0.54

		42,257,282	0.54

FOOD
Other securities[a]		99,285,384	1.28

		99,285,384	1.28

FOREST PRODUCTS & PAPER
Rayonier Inc.[c]	622,096	31,179,451	0.40
Other securities[a]		48,725,274	0.63

		79,904,725	1.03

GAS
National Fuel Gas Co.	635,304	32,915,100	0.42
Other securities[a]		147,897,869	1.91

		180,812,969	2.33

HAND & MACHINE TOOLS
Other securities[a]		70,974,819	0.92

		70,974,819	0.92

HEALTH CARE – PRODUCTS
Edwards Lifesciences Corp.[b]	878,567	58,907,917	0.76
Henry Schein Inc.[b]	709,295	41,550,501	0.54
Hologic Inc.[b]	2,008,523	32,156,453	0.42
ResMed Inc.[b]	1,173,187	38,492,266	0.50
Other securities[a]		180,566,277	2.32

		351,673,414	4.54

Security	Shares	Value	% of Net Assets
HEALTH CARE – SERVICES
Other securities[a]		$192,699,155	2.49%

		192,699,155	2.49

HOME BUILDERS
Other securities[a]		81,788,895	1.06

		81,788,895	1.06

HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	550,382	35,741,807	0.46
Other securities[a]		68,837,822	0.89

		104,579,629	1.35

INSURANCE
Everest Re Group Ltd.	435,907	37,692,878	0.49
Other securities[a]		292,748,624	3.77

		330,441,502	4.26

INTERNET
Equinix Inc.[b]	353,339	36,164,247	0.47
F5 Networks Inc.[b]	623,703	64,746,608	0.84
Netflix Inc.[b,c]	336,828	54,620,028	0.71
Other securities[a]		81,367,301	1.04

		236,898,184	3.06

INVESTMENT COMPANIES
Other securities[a]		15,440,681	0.20

		15,440,681	0.20

IRON & STEEL
Other securities[a]		59,129,643	0.76

		59,129,643	0.76

LEISURE TIME
Other securities[a]		29,952,334	0.39

		29,952,334	0.39

LODGING
Other securities[a]		3,161,943	0.04

		3,161,943	0.04

MACHINERY
Bucyrus International Inc. Class A	627,903	43,545,073	0.56
Joy Global Inc.	800,475	56,289,402	0.73
Other securities[a]		158,391,535	2.04

		258,226,010	3.33

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
MANUFACTURING
Other securities[a]		$215,087,791	2.78%

		215,087,791	2.78

MEDIA
Other securities[a]		20,680,008	0.27

		20,680,008	0.27

METAL FABRICATE & HARDWARE
Other securities[a]		55,374,451	0.71

		55,374,451	0.71

OFFICE FURNISHINGS
Other securities[a]		18,772,351	0.24

		18,772,351	0.24

OIL & GAS
Cimarex Energy Co.	651,789	43,135,396	0.56
Newfield Exploration Co.[b]	1,035,558	59,482,452	0.77
Pride International Inc.[b]	1,361,359	40,064,795	0.52
Other securities[a]		163,058,284	2.10

		305,740,927	3.95

OIL & GAS SERVICES
Other securities[a]		77,069,003	0.99

		77,069,003	0.99

PACKAGING & CONTAINERS
Other securities[a]		72,049,073	0.93

		72,049,073	0.93

PHARMACEUTICALS
Perrigo Co.	639,588	41,074,341	0.53
Other securities[a]		128,106,908	1.65

		169,181,249	2.18

PIPELINES
Other securities[a]		23,862,537	0.31

		23,862,537	0.31

REAL ESTATE
Other securities[a]		28,508,871	0.37

		28,508,871	0.37

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	1,304,246	34,523,392	0.45
Federal Realty Investment Trust	476,029	38,872,528	0.50

Security	Shares	Value	% of Net Assets
Macerich Co. (The)	1,008,492	$43,314,731	0.56%
Nationwide Health Properties Inc.	959,183	37,091,607	0.48
SL Green Realty Corp.	606,288	38,396,219	0.50
Other securities[a]		382,662,137	4.93

		574,860,614	7.42

RETAIL
Advance Auto Parts Inc.	653,099	38,323,849	0.49
Chipotle Mexican Grill Inc.[b]	241,100	41,469,200	0.54
Dollar Tree Inc.[b]	984,003	47,979,986	0.62
PetSmart Inc.	918,848	32,159,680	0.42
Other securities[a]		369,904,443	4.77

		529,837,158	6.84

SAVINGS & LOANS
New York Community Bancorp Inc.	3,375,813	54,856,961	0.71
Other securities[a]		51,167,616	0.66

		106,024,577	1.37

SEMICONDUCTORS
Cree Inc.[b,c]	837,547	45,470,427	0.59
Lam Research Corp.[b]	962,410	40,276,858	0.52
Rovi Corp.[b]	799,495	40,302,543	0.52
Other securities[a]		118,510,818	1.53

		244,560,646	3.16

SOFTWARE
ANSYS Inc.[b]	704,464	29,763,604	0.38
MSCI Inc. Class Ab	912,954	30,319,202	0.39
Other securities[a]		213,262,382	2.76

		273,345,188	3.53

TELECOMMUNICATIONS
Other securities[a]		174,971,329	2.26

		174,971,329	2.26

TEXTILES
Other securities[a]		23,247,008	0.30

		23,247,008	0.30

TRANSPORTATION
Other securities[a]		123,555,350	1.59

		123,555,350	1.59

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
TRUCKING & LEASING
Other securities[a]		$10,541,889	0.14%

		10,541,889	0.14

WATER
Other securities[a]		21,714,107	0.28

		21,714,107	0.28

TOTAL COMMON STOCKS
(Cost: $7,409,557,071)		7,757,359,397	100.13

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash
Funds: Institutional,
SL Agency Shares
0.31%[d,e,f]	455,333,535	455,333,535	5.88
BlackRock Cash
Funds: Prime,
SL Agency Shares
0.29%[d,e,f]	92,291,513	92,291,513	1.19
BlackRock Cash
Funds: Treasury,
SL Agency Shares
0.13%[d,e]	6,208,292	6,208,292	0.08

		553,833,340	7.15

TOTAL SHORT-TERM INVESTMENTS
(Cost: $553,833,340)		553,833,340	7.15

TOTAL INVESTMENTS IN SECURITIES
(Cost: $7,963,390,411)		8,311,192,737	107.28

Other Assets, Less Liabilities		(563,682,799)	(7.28)

NET ASSETS		$7,747,509,938	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$8,798,071	0.36%

		8,798,071	0.36

AEROSPACE & DEFENSE
BE Aerospace Inc.[b]	493,893	14,969,897	0.61
Other securities[a]		6,774,313	0.28

		21,744,210	0.89

APPAREL
Other securities[a]		41,307,368	1.69

		41,307,368	1.69

AUTO MANUFACTURERS
Other securities[a]		12,033,973	0.49

		12,033,973	0.49

BANKS
Other securities[a]		20,670,346	0.85

		20,670,346	0.85

BEVERAGES
Green Mountain Coffee Roasters Inc.[b,c]	554,629	17,298,878	0.71
Hansen Natural Corp.[b]	332,024	15,478,959	0.63

		32,777,837	1.34

BIOTECHNOLOGY
Vertex Pharmaceuticals Inc.[b]	479,838	16,588,000	0.68
Other securities[a]		9,931,477	0.41

		26,519,477	1.09

BUILDING MATERIALS
Other securities[a]		10,378,487	0.42

		10,378,487	0.42

CHEMICALS
Lubrizol Corp.	325,863	34,531,702	1.42
Other securities[a]		28,054,040	1.14

		62,585,742	2.56

COMMERCIAL SERVICES
Alliance Data Systems Corp.[b,c]	254,113	16,583,414	0.68
Hewitt Associates Inc. Class Ab	444,200	22,401,006	0.92

Security	Shares	Value	% of Net Assets
Lender Processing Services Inc.	449,383	$14,932,997	0.61%
Other securities[a]		82,535,207	3.38

		136,452,624	5.59

COMPUTERS
FactSet Research Systems Inc.[c]	223,771	18,154,541	0.74
MICROS Systems Inc.[b]	386,760	16,371,551	0.67
Other securities[a]		24,169,178	1.00

		58,695,270	2.41

COSMETICS & PERSONAL CARE
Other securities[a]		4,843,409	0.20

		4,843,409	0.20

DISTRIBUTION & WHOLESALE
LKQ Corp.[b]	691,170	14,376,336	0.59

		14,376,336	0.59

DIVERSIFIED FINANCIAL SERVICES
Affiliated Managers Group Inc.[b]	246,695	19,244,677	0.79
Eaton Vance Corp.	570,361	16,563,283	0.68
Other securities[a]		34,241,381	1.40

		70,049,341	2.87

ELECTRIC
Other securities[a]		9,169,540	0.38

		9,169,540	0.38

ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	514,181	24,562,426	1.01
Other securities[a]		19,624,472	0.80

		44,186,898	1.81

ELECTRONICS
Mettler-Toledo International Inc.[b]	161,284	20,070,181	0.82
Other securities[a]		65,851,522	2.70

		85,921,703	3.52

ENTERTAINMENT
Other securities[a]		21,253,599	0.87

		21,253,599	0.87

ENVIRONMENTAL CONTROL
Other securities[a]		8,303,495	0.34

		8,303,495	0.34

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
FOOD
Other securities[a]		$4,850,175	0.20%

		4,850,175	0.20

FOREST PRODUCTS & PAPER
Other securities[a]		21,177,817	0.87

		21,177,817	0.87

GAS
Other securities[a]		26,343,161	1.08

		26,343,161	1.08

HAND & MACHINE TOOLS
Other securities[a]		22,069,185	0.90

		22,069,185	0.90

HEALTH CARE – PRODUCTS
Edwards Lifesciences Corp.[b]	547,206	36,690,162	1.50
IDEXX Laboratories Inc.[b,c]	278,604	17,195,439	0.70
ResMed Inc.[b]	730,761	23,976,268	0.98
Other securities[a]		85,052,214	3.50

		162,914,083	6.68

HEALTH CARE – SERVICES
Community Health Systems Inc.[b]	455,748	14,114,516	0.58
Covance Inc.[b]	312,645	14,628,659	0.60
Other securities[a]		51,998,211	2.13

		80,741,386	3.31

HOME BUILDERS
Other securities[a]		1,029,206	0.04

		1,029,206	0.04

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		44,266,437	1.81

		44,266,437	1.81

INSURANCE
Other securities[a]		18,737,940	0.77

		18,737,940	0.77

INTERNET
Equinix Inc.[b]	220,098	22,527,030	0.92
F5 Networks Inc.[b]	388,695	40,350,428	1.65
Netflix Inc.[b,c]	209,791	34,019,709	1.39

Security	Shares	Value	% of Net Assets
Other securities[a]		$42,676,904	1.76%

		139,574,071	5.72

INVESTMENT COMPANIES
Other securities[a]		3,161,326	0.13

		3,161,326	0.13

IRON & STEEL
Reliance Steel & Aluminum Co.	358,600	14,892,658	0.61
Steel Dynamics Inc.	1,046,904	14,771,815	0.61

		29,664,473	1.22

LEISURE TIME
Other securities[a]		18,676,526	0.77

		18,676,526	0.77

MACHINERY
Bucyrus International Inc. Class A	391,095	27,122,438	1.11
Joy Global Inc.	498,571	35,059,513	1.44
Other securities[a]		49,775,812	2.04

		111,957,763	4.59

MANUFACTURING
Other securities[a]		39,315,623	1.61

		39,315,623	1.61

MEDIA
Other securities[a]		5,314,456	0.22

		5,314,456	0.22

METAL FABRICATE & HARDWARE
Other securities[a]		7,464,512	0.31

		7,464,512	0.31

OFFICE FURNISHINGS
Other securities[a]		3,383,556	0.14

		3,383,556	0.14

OIL & GAS
Newfield Exploration Co.[b]	644,985	37,047,938	1.52
Plains Exploration & Production Co.[b]	676,395	18,039,455	0.74
Pride International Inc.[b]	525,781	15,473,735	0.63

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
Other securities[a]		$51,391,634	2.11%

		121,952,762	5.00

OIL & GAS SERVICES
Oceaneering International Inc.[b]	261,411	14,079,596	0.58
Other securities[a]		20,227,451	0.83

		34,307,047	1.41

PACKAGING & CONTAINERS
Other securities[a]		18,757,726	0.77

		18,757,726	0.77

PHARMACEUTICALS
NBTY Inc.[b]	306,185	16,834,051	0.69
Perrigo Co.	398,388	25,584,477	1.05
Other securities[a]		39,171,892	1.60

		81,590,420	3.34

PIPELINES
Other securities[a]		6,995,978	0.29

		6,995,978	0.29

REAL ESTATE
Jones Lang LaSalle Inc.	205,846	17,758,334	0.73

		17,758,334	0.73

REAL ESTATE INVESTMENT TRUSTS
Macerich Co. (The)	439,687	18,884,557	0.77
SL Green Realty Corp.	377,604	23,913,661	0.98
Other securities[a]		104,567,747	4.29

		147,365,965	6.04

RETAIL
Chipotle Mexican Grill Inc.[b]	150,180	25,830,960	1.06
Dollar Tree Inc.[b]	612,901	29,885,053	1.23
Williams-Sonoma Inc.	522,207	16,553,962	0.68
Other securities[a]		148,920,618	6.10

		221,190,593	9.07

SEMICONDUCTORS
Cree Inc.[b,c]	521,686	28,322,333	1.16
Rovi Corp.[b]	497,995	25,103,928	1.03
Skyworks Solutions Inc.[b]	863,052	17,847,915	0.73
Other securities[a]		42,956,091	1.76

		114,230,267	4.68

Security	Shares	Value	% of Net Assets
SOFTWARE
Allscripts Healthcare
Solutions Inc.[b]	791,671	$ 14,622,163	0.60%
ANSYS Inc.[b]	438,831	18,540,610	0.76
Global Payments Inc.	384,862	16,506,731	0.68
Informatica Corp.[b]	446,807	17,161,857	0.70
MSCI Inc. Class Ab	568,701	18,886,560	0.77
SEI Investments Co.	710,000	14,441,400	0.59
Solera Holdings Inc.	338,278	14,938,356	0.61
Other securities[a]		30,679,522	1.27

		145,777,199	5.98

TELECOMMUNICATIONS
Other securities[a]		74,347,705	3.05

		74,347,705	3.05

TRANSPORTATION
J.B. Hunt Transport
Services Inc.	428,954	14,884,704	0.61
Other securities[a]		14,151,671	0.58

		29,036,375	1.19

WATER
Other securities[a]		4,740,124	0.19

		4,740,124	0.19

TOTAL COMMON STOCKS
(Cost: $2,333,174,420)		2,448,759,917	100.38

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash
Funds: Institutional,
SL Agency Shares
0.31%[d,e,f]	161,071,999	161,071,999	6.60
BlackRock Cash
Funds: Prime,
SL Agency Shares
0.29%[d,e,f]	32,647,669	32,647,669	1.34

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
BlackRock Cash
Funds: Treasury,
SL Agency Shares
0.13%[d,e]	1,694,297	$1,694,297	0.07%

		195,413,965	8.01

TOTAL SHORT-TERM INVESTMENTS
(Cost: $195,413,965)		195,413,965	8.01

TOTAL INVESTMENTS IN SECURITIES
(Cost: $2,528,588,385)		2,644,173,882	108.39

Other Assets, Less Liabilities		(204,752,958)	(8.39)

NET ASSETS		$2,439,420,924	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	Affiliated issuer. See Note 2.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$1,826,869	0.09%

		1,826,869	0.09

AEROSPACE & DEFENSE
Other securities[a]		4,442,568	0.22

		4,442,568	0.22

AGRICULTURE
Other securities[a]		3,906,570	0.20

		3,906,570	0.20

AIRLINES
Other securities[a]		16,817,940	0.84

		16,817,940	0.84

APPAREL
Other securities[a]		14,359,065	0.72

		14,359,065	0.72

AUTO PARTS & EQUIPMENT
BorgWarner Inc.[b]	459,331	24,169,997	1.21

		24,169,997	1.21

BANKS
Cullen/Frost Bankers Inc.	244,429	13,167,390	0.66
Other securities[a]		108,071,037	5.43

		121,238,427	6.09

BIOTECHNOLOGY
Vertex
Pharmaceuticals Inc.[b]	416,716	14,405,872	0.72
Other securities[a]		7,637,272	0.39

		22,043,144	1.11

BUILDING MATERIALS
Other securities[a]		13,163,011	0.66

		13,163,011	0.66

CHEMICALS
Ashland Inc.	317,156	15,467,698	0.78
Cytec Industries Inc.	197,614	11,141,477	0.56
Valspar Corp. (The)	396,671	12,633,972	0.63
Other securities[a]		38,952,258	1.96

		78,195,405	3.93

COAL
Arch Coal Inc.	654,542	17,482,817	0.88

Security	Shares	Value	% of Net Assets
Other securities[a]		$3,684,734	0.18%

		21,167,551	1.06

COMMERCIAL SERVICES
Manpower Inc.	331,279	17,292,764	0.87
Other securities[a]		68,367,212	3.43

		85,659,976	4.30

COMPUTERS
Other securities[a]		43,308,803	2.17

		43,308,803	2.17

COSMETICS & PERSONAL CARE
Other securities[a]		8,982,575	0.45

		8,982,575	0.45

DISTRIBUTION & WHOLESALE
Other securities[a]		25,468,615	1.28

		25,468,615	1.28

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		20,093,314	1.01

		20,093,314	1.01

ELECTRIC
Alliant Energy Corp.	446,334	16,224,241	0.81
MDU Resources Group Inc.	758,014	15,122,379	0.76
NSTAR	417,294	16,420,519	0.82
NV Energy Inc.	947,091	12,454,247	0.63
OGE Energy Corp.	392,260	15,639,406	0.79
Westar Energy Inc.	446,297	10,813,776	0.54
Other securities[a]		48,865,877	2.46

		135,540,445	6.81

ELECTRICAL COMPONENTS & EQUIPMENT
Energizer
Holdings Inc.[b]	161,152	10,834,249	0.54
Other securities[a]		4,052,388	0.21

		14,886,637	0.75

ELECTRONICS
Arrow
Electronics Inc.[b]	474,596	12,685,951	0.64
Avnet Inc.[b]	611,707	16,522,206	0.83
Other securities[a]		14,167,152	0.71

		43,375,309	2.18

ENGINEERING & CONSTRUCTION
AECOM Technology Corp.[b]	467,822	11,349,362	0.57

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
KBR Inc.	629,526	$15,511,520	0.78%
Shaw Group Inc. (The)[b]	340,171	11,416,139	0.57
URS Corp.[b]	337,510	12,818,630	0.64
Other securities[a]		3,130,070	0.16

		54,225,721	2.72

ENTERTAINMENT
Other securities[a]		4,425,461	0.22

		4,425,461	0.22

ENVIRONMENTAL CONTROL
Other securities[a]		15,049,772	0.76

		15,049,772	0.76

FOOD
Corn Products
International Inc.	303,150	11,368,125	0.57
Ralcorp Holdings Inc.[b]	221,173	12,934,197	0.65
Smithfield Foods Inc.[b]	668,725	11,254,642	0.57
Other securities[a]		11,987,253	0.60

		47,544,217	2.39

FOREST PRODUCTS & PAPER
Other securities[a]		23,848,330	1.20

		23,848,330	1.20

GAS
AGL Resources Inc.	313,924	12,042,125	0.60
UGI Corp.	442,884	12,670,911	0.64
Other securities[a]		47,295,654	2.38

		72,008,690	3.62

HAND & MACHINE TOOLS
Other securities[a]		18,397,306	0.92

		18,397,306	0.92

HEALTH CARE – PRODUCTS
Other securities[a]		46,846,020	2.35

		46,846,020	2.35

HEALTH CARE – SERVICES
Health Net Inc.[b]	392,529	10,672,863	0.54
Other securities[a]		22,132,309	1.11

		32,805,172	1.65

HOME BUILDERS
NVR Inc.[b]	23,567	15,260,340	0.77
Toll Brothers Inc.[b]	581,324	11,056,782	0.56

Security	Shares	Value	% of Net Assets
Other securities[a]		$15,299,995	0.76%

		41,617,117	2.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		17,420,034	0.87

		17,420,034	0.87

INSURANCE
Everest Re Group Ltd.	226,573	19,591,767	0.98
Fidelity National
Financial Inc. Class A	917,583	14,415,229	0.72
HCC Insurance
Holdings Inc.	464,053	12,107,143	0.61
Old Republic
International Corp.	1,042,703	14,441,436	0.73
Reinsurance Group of
America Inc.	294,702	14,231,160	0.71
W.R. Berkley Corp.	490,302	13,272,475	0.67
Other securities[a]		68,087,558	3.42

		156,146,768	7.84

INTERNET
Other securities[a]		6,700,393	0.34

		6,700,393	0.34

INVESTMENT COMPANIES
Other securities[a]		5,367,640	0.27

		5,367,640	0.27

IRON & STEEL
Other securities[a]		5,969,872	0.30

		5,969,872	0.30

LODGING
Other securities[a]		1,622,282	0.08

		1,622,282	0.08

MACHINERY
AGCO Corp.[b]	374,774	14,619,934	0.73
Other securities[a]		26,189,907	1.32

		40,809,841	2.05

MANUFACTURING
Pentair Inc.	397,597	13,371,187	0.67
Other securities[a]		65,683,308	3.30

		79,054,495	3.97

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[a]		$6,334,429	0.32%

		6,334,429	0.32

METAL FABRICATE & HARDWARE
Timken Co. (The)	323,449	12,407,504	0.62
Other securities[a]		10,155,243	0.51

		22,562,747	1.13

OFFICE FURNISHINGS
Other securities[a]		6,911,887	0.35

		6,911,887	0.35

OIL & GAS
Cimarex Energy Co.	182,929	12,106,241	0.61
Other securities[a]		45,108,138	2.26

		57,214,379	2.87

OIL & GAS SERVICES
Other securities[a]		11,413,934	0.57

		11,413,934	0.57

PACKAGING & CONTAINERS
Sonoco Products Co.	405,483	13,559,352	0.68
Other securities[a]		8,271,586	0.42

		21,830,938	1.10

PHARMACEUTICALS
Omnicare Inc.	475,967	11,366,092	0.57
Other securities[a]		8,503,681	0.43

		19,869,773	1.00

PIPELINES
Other securities[a]		6,569,911	0.33

		6,569,911	0.33

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	677,917	17,944,463	0.90
Duke Realty Corp.	1,013,369	11,744,947	0.59
Federal Realty
Investment Trust	133,599	10,909,694	0.55
Hospitality
Properties Trust	497,033	11,098,747	0.56
Other securities[a]		123,897,386	6.22

		175,595,237	8.82

RETAIL
Other securities[a]		90,919,797	4.56

		90,919,797	4.56

Security	Shares	Value	% of Net Assets
SAVINGS & LOANS
New York Community
Bancorp Inc.	1,754,680	$28,513,550	1.43%
Other securities[a]		26,601,739	1.34

		55,115,289	2.77

SEMICONDUCTORS
Lam Research Corp.[b]	285,109	11,931,812	0.60
Other securities[a]		19,887,851	1.00

		31,819,663	1.60

SOFTWARE
Other securities[a]		20,466,676	1.03

		20,466,676	1.03

TELECOMMUNICATIONS
Telephone and Data
Systems Inc.	372,461	12,216,721	0.61
Other securities[a]		16,361,020	0.82

		28,577,741	1.43

TEXTILES
Mohawk
Industries Inc.[b]	226,569	12,076,128	0.61

		12,076,128	0.61

TRANSPORTATION
Kansas City Southern
Industries Inc.[b]	413,136	15,455,418	0.78
Other securities[a]		24,600,026	1.23

		40,055,444	2.01

TRUCKING & LEASING
Other securities[a]		5,467,037	0.27

		5,467,037	0.27

WATER
Other securities[a]		7,332,637	0.37

		7,332,637	0.37

TOTAL COMMON STOCKS
(Cost: $2,029,567,246)		1,988,638,999	99.86

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[c,d,e]	62,957,146	$62,957,146	3.16%
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[c,d,e]	12,760,778	12,760,778	0.64
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[c,d]	1,924,605	1,924,605	0.10

		77,642,529	3.90

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,642,529)		77,642,529	3.90

TOTAL INVESTMENTS
IN SECURITIES
(Cost: $2,107,209,775)		2,066,281,528	103.76

Other Assets, Less Liabilities		(74,942,195)	(3.76)

NET ASSETS		$1,991,339,333	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Esterline Technologies Corp.[a]	407,446	$23,318,135	0.40%
Moog Inc. Class Aa	614,780	21,830,838	0.38
Other securities[b]		94,765,680	1.64

		139,914,653	2.42

AGRICULTURE
Other securities[b]		14,505,866	0.25

		14,505,866	0.25

AIRLINES
Other securities[b]		19,563,709	0.34

		19,563,709	0.34

APPAREL
Carter’s Inc.[a]	805,245	21,202,101	0.37
Deckers Outdoor Corp.[a]	523,884	26,173,245	0.45
Other securities[b]		138,107,074	2.39

		185,482,420	3.21

AUTO PARTS & EQUIPMENT
Other securities[b]		17,036,610	0.30

		17,036,610	0.30

BANKS
East West Bancorp Inc.	2,004,690	32,636,353	0.57
Signature Bank[a]	549,897	21,357,999	0.37
Other securities[b]		304,358,715	5.27

		358,353,067	6.21

BEVERAGES
Other securities[b]		14,466,080	0.25

		14,466,080	0.25

BIOTECHNOLOGY
Regeneron Pharmaceuticals Inc.[a]	912,146	24,992,800	0.43
Savient Pharmaceuticals Inc.[a]	915,813	20,944,643	0.36
Other securities[b]		34,181,136	0.60

		80,118,579	1.39

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[b]		$76,754,305	1.33%

		76,754,305	1.33

CHEMICALS
Other securities[b]		92,287,017	1.60

		92,287,017	1.60

COMMERCIAL SERVICES
GEO Group Inc. (The)[a]	873,750	20,402,062	0.35
HMS Holdings Corp.[a]	368,944	21,745,559	0.38
Other securities[b]		343,354,945	5.95

		385,502,566	6.68

COMPUTERS
Other securities[b]		123,416,788	2.14

		123,416,788	2.14

DISTRIBUTION & WHOLESALE
Watsco Inc.	377,460	21,016,973	0.36
Other securities[b]		56,778,507	0.99

		77,795,480	1.35

DIVERSIFIED FINANCIAL SERVICES
Stifel Financial Corp.[a]	485,205	22,460,139	0.39
Other securities[b]		73,181,529	1.27

		95,641,668	1.66

ELECTRIC
Other securities[b]		106,585,581	1.85

		106,585,581	1.85

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[b]		56,818,320	0.98

		56,818,320	0.98

ELECTRONICS
Brady Corp. Class A	712,601	20,786,571	0.36
Dionex Corp.[a]	236,483	20,441,590	0.35
Other securities[b]		200,086,201	3.47

		241,314,362	4.18

ENERGY – ALTERNATE SOURCES
Other securities[b]		2,923,092	0.05

		2,923,092	0.05

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[a]	898,754	22,100,361	0.38
Other securities[b]		22,589,762	0.39

		44,690,123	0.77

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ENTERTAINMENT
Other securities[b]		$15,312,297	0.27%

		15,312,297	0.27

ENVIRONMENTAL CONTROL
Other securities[b]		38,063,258	0.66

		38,063,258	0.66

FOOD
TreeHouse Foods Inc.[a]	479,416	22,101,078	0.38
Other securities[b]		96,018,123	1.67

		118,119,201	2.05

FOREST PRODUCTS & PAPER
Other securities[b]		49,311,169	0.85

		49,311,169	0.85

GAS
New Jersey
Resources Corp.	558,206	21,892,839	0.38
Piedmont Natural
Gas Co.	976,937	28,331,173	0.49
Southwest Gas Corp.	615,620	20,678,676	0.36
Other securities[b]		47,511,781	0.82

		118,414,469	2.05

HEALTH CARE – PRODUCTS
Cooper Companies
Inc. (The)[c]	630,943	29,162,185	0.51
Other securities[b]		190,447,684	3.30

		219,609,869	3.81

HEALTH CARE – SERVICES
AMERIGROUP Corp.[a,c]	691,196	29,355,094	0.51
Magellan Health
Services Inc.[a]	452,197	21,361,786	0.37
Other securities[b]		100,982,659	1.75

		151,699,539	2.63

HOME BUILDERS
Other securities[b]		22,422,111	0.39

		22,422,111	0.39

HOME FURNISHINGS
Other securities[b]		27,157,299	0.47

		27,157,299	0.47

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS & WARES
Other securities[b]		$33,078,307	0.57%

		33,078,307	0.57

HOUSEWARES
Toro Co. (The)	424,149	23,849,898	0.41
Other securities[b]		7,534,563	0.13

		31,384,461	0.54

INSURANCE
ProAssurance Corp.[a]	430,873	24,813,976	0.43
Other securities[b]		122,272,669	2.12

		147,086,645	2.55

INTERNET
Other securities[b]		112,888,761	1.96

		112,888,761	1.96

IRON & STEEL
Other securities[b]		6,498,682	0.11

		6,498,682	0.11

LEISURE TIME
Polaris Industries Inc.[c]	450,471	29,325,662	0.51
Other securities[b]		35,184,560	0.61

		64,510,222	1.12

LODGING
Other securities[b]		5,211,270	0.09

		5,211,270	0.09

MACHINERY
Other securities[b]		94,564,306	1.64

		94,564,306	1.64

MANUFACTURING
Actuant Corp. Class A	920,284	21,129,721	0.37
CLARCOR Inc.	685,993	26,499,910	0.46
Other securities[b]		99,925,533	1.73

		147,555,164	2.56

MEDIA
Other securities[b]		15,160,157	0.26

		15,160,157	0.26

METAL FABRICATE & HARDWARE
Other securities[b]		40,394,144	0.70

		40,394,144	0.70

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
MINING
Other securities[b]		$47,943,159	0.83%

		47,943,159	0.83

MISCELLANEOUS – MANUFACTURING
Other securities[b]		6,154,471	0.11

		6,154,471	0.11

OFFICE FURNISHINGS
Other securities[b]		12,280,789	0.21

		12,280,789	0.21

OIL & GAS
SM Energy Co.	854,966	32,027,026	0.56
Other securities[b]		69,076,155	1.19

		101,103,181	1.75

OIL & GAS SERVICES
CARBO Ceramics Inc.	256,686	20,791,566	0.36
Dril-Quip Inc.[a]	463,959	28,816,493	0.50
Oil States
International Inc.[a]	680,929	31,697,245	0.55
SEACOR
Holdings Inc.[a]	287,441	24,478,475	0.42
World Fuel
Services Corp.	914,580	23,788,226	0.41
Other securities[b]		54,449,597	0.95

		184,021,602	3.19

PHARMACEUTICALS
Salix Pharmaceuticals
Ltd.[a,c]	783,253	31,110,809	0.54
Other securities[b]		94,441,341	1.64

		125,552,150	2.18

REAL ESTATE
Other securities[b]		8,424,098	0.15

		8,424,098	0.15

REAL ESTATE INVESTMENT TRUSTS
BioMed Realty
Trust Inc.	1,741,895	31,214,758	0.54
Entertainment
Properties Trust	629,901	27,199,125	0.47
Healthcare Realty
Trust Inc.[c]	862,113	20,164,823	0.35
Home Properties Inc.[c]	507,929	26,869,444	0.47
Kilroy Realty Corp.	709,173	23,501,993	0.41

Security	Shares	Value	% of Net Assets
LaSalle
Hotel Properties[c]	945,424	$22,113,467	0.38%
Mid-America
Apartment
Communities Inc.[c]	444,370	25,897,884	0.45
National Retail
Properties Inc.[c]	1,129,515	28,362,122	0.49
Tanger Factory Outlet
Centers Inc.	548,330	25,848,276	0.45
Other securities[b]		213,291,464	3.69

		444,463,356	7.70

RETAIL
Casey’s General
Stores Inc.	512,714	21,405,809	0.37
Other securities[b]		429,964,407	7.45

		451,370,216	7.82

SAVINGS & LOANS
Other securities[b]		13,185,807	0.23

		13,185,807	0.23

SEMICONDUCTORS
Cypress
Semiconductor
Corp.[a]	2,169,432	27,291,455	0.47
TriQuint
Semiconductor Inc.[a]	2,108,039	20,237,174	0.35
Varian Semiconductor
Equipment
Associates Inc.[a]	1,013,475	29,167,810	0.51
Other securities[b]		180,231,179	3.12

		256,927,618	4.45

SOFTWARE
Concur
Technologies Inc.[a]	611,889	30,251,792	0.52
Other securities[b]		190,897,427	3.31

		221,149,219	3.83

STORAGE & WAREHOUSING
Other securities[b]		7,572,254	0.13

		7,572,254	0.13

TELECOMMUNICATIONS
Anixter
International Inc.[a]	379,930	20,512,421	0.36

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ViaSat Inc.[a,c]	549,236	$22,579,092	0.39%
Other securities[b]		120,511,025	2.09

		163,602,538	2.84

TEXTILES
Other securities[b]		14,550,445	0.25

		14,550,445	0.25

TOYS, GAMES & HOBBIES
Other securities[b]		12,829,106	0.22

		12,829,106	0.22

TRANSPORTATION
Other securities[b]		92,042,513	1.60

		92,042,513	1.60

WATER
Other securities[b]		9,025,863	0.16

		9,025,863	0.16

TOTAL COMMON STOCKS
(Cost: $6,519,920,340)		5,763,810,002	99.89

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[d,e,f]	379,468,114	379,468,114	6.58
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[d,e,f]	76,914,358	76,914,358	1.33
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[d,e]	4,483,388	4,483,388	0.08

		460,865,860	7.99

TOTAL SHORT-TERM INVESTMENTS
(Cost: $460,865,860)		460,865,860	7.99

	Value	% of Net Assets
TOTAL INVESTMENTS
IN SECURITIES
(Cost: $6,980,786,200)	$6,224,675,862	107.88%

Other Assets, Less Liabilities	(454,734,716)	(7.88)

NET ASSETS	$5,769,941,146	100.00%

[a]	Non-income earning security.
[b]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$21,107,835	1.42%

		21,107,835	1.42

AGRICULTURE
Other securities[a]		4,923,058	0.33

		4,923,058	0.33

AIRLINES
Other securities[a]		4,647,921	0.31

		4,647,921	0.31

APPAREL
Crocs Inc.[b]	611,582	7,956,682	0.54
Deckers Outdoor Corp.[b]	273,014	13,639,779	0.92
Gymboree Corp.[b,c]	193,026	8,018,300	0.54
Iconix Brand
Group Inc.[b]	510,428	8,932,490	0.60
Other securities[a]		33,668,706	2.26

		72,215,957	4.86

AUTO PARTS & EQUIPMENT
Other securities[a]		2,227,604	0.15

		2,227,604	0.15

BANKS
Signature Bank[b]	286,575	11,130,573	0.75
Other securities[a]		23,115,705	1.56

		34,246,278	2.31

BEVERAGES
Other securities[a]		7,534,565	0.51

		7,534,565	0.51

BIOTECHNOLOGY
Regeneron
Pharmaceuticals Inc.[b]	475,351	13,024,617	0.88
Savient
Pharmaceuticals Inc.[b]	477,272	10,915,211	0.73
Other securities[a]		8,747,864	0.59

		32,687,692	2.20

BUILDING MATERIALS
Other securities[a]		6,928,143	0.47

		6,928,143	0.47

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$15,244,335	1.03%

		15,244,335	1.03

COMMERCIAL SERVICES
Capella Education Co.[b]	118,229	9,176,935	0.62
Coinstar Inc.[b,c]	230,979	9,929,787	0.67
HMS Holdings Corp.[b]	192,271	11,332,453	0.76
Wright Express Corp.[b]	270,125	9,646,164	0.65
Other securities[a]		69,707,666	4.69

		109,793,005	7.39

COMPUTERS
Other securities[a]		42,401,743	2.85

		42,401,743	2.85

DISTRIBUTION & WHOLESALE
Other securities[a]		7,564,126	0.51

		7,564,126	0.51

DIVERSIFIED FINANCIAL SERVICES
Portfolio Recovery
Associates Inc.[b]	120,416	7,784,894	0.52
Stifel Financial Corp.[b]	252,859	11,704,843	0.79
Other securities[a]		15,091,051	1.02

		34,580,788	2.33

ELECTRIC
Other securities[a]		5,392,015	0.36

		5,392,015	0.36

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		15,276,730	1.03

		15,276,730	1.03

ELECTRONICS
Cymer Inc.[b]	208,535	7,732,478	0.52
Dionex Corp.[b]	123,242	10,653,038	0.72
Other securities[a]		48,940,536	3.29

		67,326,052	4.53

ENGINEERING & CONSTRUCTION
Other securities[a]		2,367,691	0.16

		2,367,691	0.16

ENTERTAINMENT
Other securities[a]		4,992,542	0.34

		4,992,542	0.34

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ENVIRONMENTAL CONTROL
Tetra Tech Inc.[b]	435,899	$9,140,802	0.62%
Other securities[a]		8,298,580	0.55

		17,439,382	1.17

FOOD
TreeHouse Foods Inc.[b]	249,844	11,517,808	0.78
Other securities[a]		18,266,183	1.22

		29,783,991	2.00

FOREST PRODUCTS & PAPER
Schweitzer-Mauduit
International Inc.	129,622	7,558,259	0.51
Other securities[a]		3,381,261	0.23

		10,939,520	0.74

GAS
Other securities[a]		3,387,456	0.23

		3,387,456	0.23

HEALTH CARE – PRODUCTS
Align Technology Inc.[b,c]	478,535	9,369,715	0.63
American Medical
Systems
Holdings Inc.[b]	536,523	10,505,120	0.71
Cooper Companies
Inc. (The)[c]	328,802	15,197,229	1.02
Other securities[a]		43,296,616	2.92

		78,368,680	5.28

HEALTH CARE – SERVICES
Other securities[a]		29,590,762	1.99

		29,590,762	1.99

HOME BUILDERS
Other securities[a]		1,015,523	0.07

		1,015,523	0.07

HOME FURNISHINGS
Other securities[a]		8,062,747	0.54

		8,062,747	0.54

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		2,687,310	0.18

		2,687,310	0.18

HOUSEWARES
Other securities[a]		10,011,023	0.67

		10,011,023	0.67

Security	Shares	Value	% of Net Assets
INSURANCE
Other securities[a]		$18,427,167	1.24%

		18,427,167	1.24

INTERNET
j2 Global
Communications Inc.[b,c]	321,743	7,654,266	0.52
Other securities[a]		45,015,570	3.03

		52,669,836	3.55

LEISURE TIME
Polaris Industries Inc.	234,752	15,282,355	1.03
Other securities[a]		4,257,922	0.29

		19,540,277	1.32

MACHINERY
Other securities[a]		7,703,281	0.52

		7,703,281	0.52

MANUFACTURING
Other securities[a]		21,128,742	1.42

		21,128,742	1.42

MEDIA
Other securities[a]		4,951,419	0.33

		4,951,419	0.33

METAL FABRICATE & HARDWARE
Other securities[a]		6,669,536	0.45

		6,669,536	0.45

MINING
Other securities[a]		15,013,285	1.01

		15,013,285	1.01

MISCELLANEOUS – MANUFACTURING
Other securities[a]		1,973,427	0.13

		1,973,427	0.13

OIL & GAS
SM Energy Co.	445,542	16,690,003	1.12
Other securities[a]		11,305,064	0.76

		27,995,067	1.88

OIL & GAS SERVICES
CARBO Ceramics Inc.	133,771	10,835,451	0.73
Dril-Quip Inc.[b]	241,781	15,017,018	1.01
Lufkin Industries Inc.	211,515	9,285,508	0.63
Oil States
International Inc.[b]	354,845	16,518,035	1.11

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
SEACOR Holdings Inc.[b]	89,875	$7,653,755	0.52%
Other securities[a]		13,913,822	0.93

		73,223,589	4.93

PHARMACEUTICALS
Catalyst Health Solutions Inc.[b]	275,195	9,689,616	0.65
Cubist Pharmaceuticals Inc.[b]	416,423	9,740,134	0.66
Salix Pharmaceuticals Ltd.[b]	408,169	16,212,473	1.09
Other securities[a]		17,958,776	1.21

		53,600,999	3.61

REAL ESTATE
Other securities[a]		4,384,118	0.30

		4,384,118	0.30

REAL ESTATE INVESTMENT TRUSTS
DiamondRock Hospitality Co.[b]	1,091,226	10,355,735	0.70
Medical Properties Trust Inc.	785,533	7,965,305	0.54
National Retail Properties Inc.[c]	311,964	7,833,416	0.53
Tanger Factory Outlet Centers Inc.	160,018	7,543,248	0.51
Other securities[a]		72,086,979	4.84

		105,784,683	7.12

RETAIL
Cracker Barrel Old Country Store Inc.	166,333	8,443,063	0.57
HSN Inc.[b]	272,162	8,137,644	0.55
Jos. A. Bank Clothiers Inc.[b]	194,324	8,280,146	0.56
P.F. Chang’s China Bistro Inc.[c]	163,169	7,538,408	0.51
Other securities[a]		93,179,102	6.26

		125,578,363	8.45

SAVINGS & LOANS
Other securities[a]		2,706,605	0.18

		2,706,605	0.18

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Cypress Semiconductor Corp.[b]	1,130,549	$14,222,306	0.96%
Hittite Microwave Corp.[b]	172,278	8,209,047	0.55
TriQuint Semiconductor Inc.[b]	1,098,608	10,546,637	0.71
Varian Semiconductor Equipment Associates Inc.[b]	269,351	7,751,922	0.52
Veeco Instruments Inc.[b,c]	288,579	10,062,750	0.68
Other securities[a]		42,529,566	2.86

		93,322,228	6.28

SOFTWARE
CommVault Systems Inc.[b]	304,864	7,935,610	0.53
Concur Technologies Inc.[b]	318,869	15,764,883	1.06
Quality Systems Inc.[c]	134,707	8,932,421	0.60
Taleo Corp. Class Ab	282,485	8,189,240	0.55
Other securities[a]		50,427,673	3.40

		91,249,827	6.14

STORAGE & WAREHOUSING
Other securities[a]		2,688,105	0.18

		2,688,105	0.18

TELECOMMUNICATIONS
ViaSat Inc.[b]	286,229	11,766,874	0.79
Other securities[a]		34,375,474	2.32

		46,142,348	3.11

TEXTILES
Other securities[a]		2,651,914	0.18

		2,651,914	0.18

TOYS, GAMES & HOBBIES
Other securities[a]		1,372,874	0.09

		1,372,874	0.09

TRANSPORTATION
Other securities[a]		20,427,520	1.38

		20,427,520	1.38

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
WATER
Other securities[a]		$2,313,177	0.16%

		2,313,177	0.16

TOTAL COMMON STOCKS
(Cost: $1,409,855,596)		1,484,262,861	99.92

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[d,e,f]	89,278,420	89,278,420	6.01
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[d,e,f]	18,095,835	18,095,835	1.22
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[d,e]	1,224,069	1,224,069	0.08

		108,598,324	7.31

TOTAL SHORT-TERM INVESTMENTS
(Cost: $108,598,324)		108,598,324	7.31

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,518,453,920)		1,592,861,185	107.23

Other Assets, Less Liabilities		(107,442,724)	(7.23)

NET ASSETS		$1,485,418,461	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Esterline Technologies Corp.[a]	226,794	$12,979,420	0.80%
Moog Inc. Class Aa	342,192	12,151,238	0.75
Other securities[b]		30,205,519	1.85

		55,336,177	3.40

AGRICULTURE
Other securities[b]		2,807,753	0.17

		2,807,753	0.17

AIRLINES
Other securities[b]		5,920,548	0.36

		5,920,548	0.36

APPAREL
Other securities[b]		26,112,179	1.61

		26,112,179	1.61

AUTO PARTS & EQUIPMENT
Other securities[b]		7,117,904	0.44

		7,117,904	0.44

BANKS
East West Bancorp Inc.	1,116,393	18,174,879	1.12
Glacier Bancorp Inc.	543,409	7,933,771	0.49
Susquehanna Bancshares Inc.	980,071	8,271,799	0.51
Umpqua Holdings Corp.	865,313	9,812,650	0.60
United Bankshares Inc.[c]	289,812	7,213,421	0.44
Wintrust Financial Corp.	235,116	7,620,110	0.47
Other securities[b]		103,995,880	6.40

		163,022,510	10.03

BIOTECHNOLOGY
Other securities[b]		9,698,485	0.60

		9,698,485	0.60

BUILDING MATERIALS
Simpson Manufacturing Co. Inc.	298,784	7,702,652	0.47
Other securities[b]		27,612,502	1.70

		35,315,154	2.17

CHEMICALS
Other securities[b]		35,085,738	2.16

		35,085,738	2.16

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES
ABM Industries Inc.	355,127	$7,667,192	0.47%
GEO Group Inc. (The)[a]	486,236	11,353,611	0.70
HealthSpring Inc.[a]	431,257	11,143,681	0.69
Live Nation Entertainment Inc.[a]	1,124,579	11,110,840	0.68
Other securities[b]		56,042,757	3.45

		97,318,081	5.99

COMPUTERS
CACI International Inc. Class Aa	228,973	10,363,318	0.64
Other securities[b]		13,047,353	0.80

		23,410,671	1.44

DISTRIBUTION & WHOLESALE
Pool Corp.	374,623	7,518,684	0.46
United Stationers Inc.[a]	176,587	9,449,171	0.58
Other securities[b]		18,306,424	1.13

		35,274,279	2.17

DIVERSIFIED FINANCIAL SERVICES
Other securities[b]		16,253,616	1.00

		16,253,616	1.00

ELECTRIC
ALLETE Inc.	234,556	8,544,875	0.53
Avista Corp.	418,280	8,733,687	0.54
UIL Holdings Corp.	360,971	10,164,943	0.63
UniSource Energy Corp.	274,541	9,177,906	0.56
Other securities[b]		16,984,128	1.04

		53,605,539	3.30

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[b]		15,289,497	0.94

		15,289,497	0.94

ELECTRONICS
Benchmark Electronics Inc.[a]	470,263	7,712,313	0.47
Other securities[b]		54,730,645	3.37

		62,442,958	3.84

ENERGY – ALTERNATE SOURCES
Other securities[b]		1,650,312	0.10

		1,650,312	0.10

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[a]	500,226	12,300,557	0.76

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
Other securities[b]		$10,056,623	0.62%

		22,357,180	1.38

ENTERTAINMENT
Other securities[b]		3,185,432	0.20

		3,185,432	0.20

ENVIRONMENTAL CONTROL
Other securities[b]		2,570,502	0.16

		2,570,502	0.16

FOOD
Hain Celestial Group Inc.[a]	323,532	7,758,297	0.48
United Natural Foods Inc.[a]	326,575	10,822,695	0.67
Other securities[b]		15,395,136	0.94

		33,976,128	2.09

FOREST PRODUCTS & PAPER
Other securities[b]		15,743,469	0.97

		15,743,469	0.97

GAS
New Jersey Resources Corp.	310,678	12,184,791	0.75
Piedmont Natural Gas Co.	543,934	15,774,086	0.97
South Jersey Industries Inc.	225,186	11,139,952	0.69
Southwest Gas Corp.	342,604	11,508,068	0.71
Other securities[b]		11,701,160	0.71

		62,308,057	3.83

HEALTH CARE – PRODUCTS
Other securities[b]		38,477,024	2.37

		38,477,024	2.37

HEALTH CARE – SERVICES
AMERIGROUP Corp.[a]	384,839	16,344,112	1.01
Centene Corp.[a]	371,985	8,775,126	0.54
Magellan Health Services Inc.[a]	251,658	11,888,324	0.73
Other securities[b]		15,830,234	0.97

		52,837,796	3.25

HOME BUILDERS
Other securities[b]		11,426,065	0.70

		11,426,065	0.70

Security	Shares	Value	% of Net Assets
HOME FURNISHINGS
Other securities[b]		$6,456,156	0.40%

		6,456,156	0.40

HOUSEHOLD PRODUCTS & WARES
Other securities[b]		15,550,376	0.96

		15,550,376	0.96

HOUSEWARES
Other securities[b]		6,784,937	0.42

		6,784,937	0.42

INSURANCE
ProAssurance Corp.[a]	239,861	13,813,595	0.85
Other securities[b]		48,451,657	2.98

		62,265,252	3.83

INTERNET
Other securities[b]		6,601,184	0.41

		6,601,184	0.41

IRON & STEEL
Other securities[b]		3,648,998	0.22

		3,648,998	0.22

LEISURE TIME
Brunswick Corp.	669,620	10,191,616	0.63
Other securities[b]		4,881,091	0.30

		15,072,707	0.93

LODGING
Other securities[b]		2,879,394	0.18

		2,879,394	0.18

MACHINERY
Applied Industrial Technologies Inc.	285,019	8,721,581	0.54
Briggs & Stratton Corp.	380,350	7,230,454	0.44
Other securities[b]		28,419,211	1.75

		44,371,246	2.73

MANUFACTURING
Actuant Corp. Class A	512,155	11,759,079	0.72
CLARCOR Inc.	202,795	7,833,971	0.48
Other securities[b]		39,939,821	2.46

		59,532,871	3.66

MEDIA
Other securities[b]		3,199,058	0.20

		3,199,058	0.20

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
METAL FABRICATE & HARDWARE
Mueller Industries Inc.	285,420	$7,560,776	0.47%
Other securities[b]		7,864,635	0.48

		15,425,411	0.95

MINING
Other securities[b]		10,623,607	0.65

		10,623,607	0.65

MISCELLANEOUS – MANUFACTURING
Other securities[b]		1,308,664	0.08

		1,308,664	0.08

OFFICE FURNISHINGS
Other securities[b]		6,839,336	0.42

		6,839,336	0.42

OIL & GAS
Other securities[b]		26,341,391	1.62

		26,341,391	1.62

OIL & GAS SERVICES
World Fuel Services Corp.	509,053	13,240,469	0.81
Other securities[b]		10,986,905	0.68

		24,227,374	1.49

PHARMACEUTICALS
ViroPharma Inc.[a]	588,324	8,771,911	0.54
Other securities[b]		3,889,590	0.24

		12,661,501	0.78

REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust Inc.	524,455	9,398,234	0.58
Colonial Properties Trust[c]	538,288	8,714,883	0.54
Entertainment Properties Trust	168,646	7,282,134	0.45
National Retail Properties Inc.	296,110	7,435,322	0.46
Post Properties Inc.[c]	367,016	10,247,087	0.63
Other securities[b]		91,433,794	5.61

		134,511,454	8.27

RETAIL
Casey’s General Stores Inc.	285,365	11,913,989	0.73

Security	Shares	Value	% of Net Assets
Children’s Place Retail Stores Inc. (The)[a]	205,815	$10,037,598	0.62%
Jack in the Box Inc.[a,c]	416,301	8,925,493	0.55
Other securities[b]		86,199,388	5.30

		117,076,468	7.20

SAVINGS & LOANS
Other securities[b]		4,448,965	0.27

		4,448,965	0.27

SEMICONDUCTORS
Varian Semiconductor Equipment Associates Inc.[a]	276,994	7,971,887	0.49
Other securities[b]		35,416,757	2.18

		43,388,644	2.67

SOFTWARE
Other securities[b]		25,587,432	1.57

		25,587,432	1.57

STORAGE & WAREHOUSING
Other securities[b]		1,349,015	0.08

		1,349,015	0.08

TELECOMMUNICATIONS
Other securities[b]		41,824,815	2.57

		41,824,815	2.57

TEXTILES
Other securities[b]		5,245,424	0.32

		5,245,424	0.32

TOYS, GAMES & HOBBIES
Other securities[b]		5,658,344	0.35

		5,658,344	0.35

TRANSPORTATION
Bristow Group Inc.[a]	273,295	9,860,484	0.61
Other securities[b]		19,574,200	1.20

		29,434,684	1.81

WATER
Other securities[b]		2,552,652	0.16

		2,552,652	0.16

TOTAL COMMON STOCKS
(Cost: $1,720,934,216)		1,623,410,414	99.87

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[d,e,f]	58,871,488	$58,871,488	3.62%
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[d,e,f]	11,932,656	11,932,656	0.74
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[d,e]	1,189,790	1,189,790	0.07

		71,993,934	4.43

TOTAL SHORT-TERM INVESTMENTS
(Cost: $71,993,934)		71,993,934	4.43

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,792,928,150)		1,695,404,348	104.30

Other Assets, Less Liabilities		(69,890,750)	(4.30)

NET ASSETS		$1,625,513,598	100.00%

[a]	Non-income earning security.
[b]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 1500 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$459,468	0.16%

		459,468	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	18,003	1,197,920	0.41
United Technologies Corp.	22,857	1,628,104	0.56
Other securities[a]		3,018,434	1.05

		5,844,458	2.02

AGRICULTURE
Altria Group Inc.	51,310	1,232,466	0.43
Philip Morris International Inc.	45,088	2,525,830	0.87
Other securities[a]		1,739,756	0.60

		5,498,052	1.90

AIRLINES
Other securities[a]		381,704	0.13

		381,704	0.13

APPAREL
Other securities[a]		2,029,174	0.70

		2,029,174	0.70

AUTO MANUFACTURERS
Ford Motor Co.[b]	84,406	1,033,129	0.36
Other securities[a]		496,595	0.17

		1,529,724	0.53

AUTO PARTS & EQUIPMENT
Other securities[a]		751,715	0.26

		751,715	0.26

BANKS
Bank of America Corp.	246,816	3,235,758	1.12
PNC Financial Services Group Inc. (The)[c]	12,879	668,549	0.23
Wells Fargo & Co.	128,734	3,235,085	1.12
Other securities[a]		6,068,318	2.09

		13,207,710	4.56

BEVERAGES
Coca-Cola Co. (The)	56,809	3,324,463	1.15
PepsiCo Inc.	39,136	2,600,196	0.90
Other securities[a]		1,068,211	0.36

		6,992,870	2.41

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	23,582	$1,299,604	0.45%
Other securities[a]		2,046,392	0.70

		3,345,996	1.15

BUILDING MATERIALS
Other securities[a]		374,869	0.13

		374,869	0.13

CHEMICALS
Other securities[a]		5,440,508	1.88

		5,440,508	1.88

COAL
Other securities[a]		745,899	0.26

		745,899	0.26

COMMERCIAL SERVICES
Other securities[a]		5,136,324	1.77

		5,136,324	1.77

COMPUTERS
Apple Inc.[b]	22,471	6,376,146	2.20
EMC Corp.[b]	50,474	1,025,127	0.35
Hewlett-Packard Co.	55,787	2,346,959	0.81
International Business Machines Corp.	31,025	4,161,693	1.44
Other securities[a]		3,021,980	1.04

		16,931,905	5.84

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	69,820	4,187,105	1.44
Other securities[a]		1,518,671	0.53

		5,705,776	1.97

DISTRIBUTION & WHOLESALE
Other securities[a]		923,557	0.32

		923,557	0.32

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	25,757	1,082,567	0.37
Citigroup Inc.[b]	584,453	2,279,367	0.79
Goldman Sachs Group Inc. (The)	12,685	1,833,997	0.63
JPMorgan Chase & Co.	97,535	3,713,158	1.28
Other securities[a]		5,032,188	1.74

		13,941,277	4.81

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$9,742,524	3.36%

		9,742,524	3.36

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		1,461,228	0.50

		1,461,228	0.50

ELECTRONICS
Other securities[a]		2,516,286	0.87

		2,516,286	0.87

ENERGY – ALTERNATE SOURCES
Other securities[a]		202,667	0.07

		202,667	0.07

ENGINEERING & CONSTRUCTION
Other securities[a]		755,339	0.26

		755,339	0.26

ENTERTAINMENT
Other securities[a]		271,414	0.09

		271,414	0.09

ENVIRONMENTAL CONTROL
Other securities[a]		994,392	0.34

		994,392	0.34

FOOD
Kraft Foods Inc. Class A	42,944	1,325,252	0.46
Other securities[a]		4,293,837	1.48

		5,619,089	1.94

FOREST PRODUCTS & PAPER
Other securities[a]		1,030,952	0.36

		1,030,952	0.36

GAS
Other securities[a]		1,285,409	0.44

		1,285,409	0.44

HAND & MACHINE TOOLS
Other securities[a]		539,349	0.19

		539,349	0.19

HEALTH CARE – PRODUCTS
Johnson & Johnson	67,753	4,197,976	1.45
Other securities[a]		5,713,039	1.97

		9,911,015	3.42

Security	Shares	Value	% of Net Assets
HEALTH CARE – SERVICES
Other securities[a]		$3,636,600	1.25%

		3,636,600	1.25

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		112,384	0.04

		112,384	0.04

HOME BUILDERS
Other securities[a]		495,291	0.17

		495,291	0.17

HOME FURNISHINGS
Other securities[a]		257,242	0.09

		257,242	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,549,308	0.53

		1,549,308	0.53

HOUSEWARES
Other securities[a]		178,227	0.06

		178,227	0.06

INSURANCE
Berkshire Hathaway Inc. Class Bb	42,552	3,518,199	1.21
Other securities[a]		8,408,406	2.91

		11,926,605	4.12

INTERNET
Amazon.com Inc.[b]	8,696	1,365,794	0.47
Google Inc. Class Ab	6,115	3,215,206	1.11
Other securities[a]		3,511,377	1.21

		8,092,377	2.79

INVESTMENT COMPANIES
Other securities[a]		50,086	0.02

		50,086	0.02

IRON & STEEL
Other securities[a]		1,019,626	0.35

		1,019,626	0.35

LEISURE TIME
Other securities[a]		783,182	0.27

		783,182	0.27

LODGING
Other securities[a]		801,509	0.28

		801,509	0.28

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
MACHINERY
Caterpillar Inc.	15,529	$1,221,822	0.42%
Other securities[a]		2,533,970	0.88

		3,755,792	1.30

MANUFACTURING
3M Co.	17,525	1,519,593	0.52
General Electric Co.	262,978	4,273,392	1.47
Other securities[a]		4,936,374	1.71

		10,729,359	3.70

MEDIA
Comcast Corp. Class A	69,054	1,248,496	0.43
Walt Disney Co. (The)	47,055	1,557,991	0.54
Other securities[a]		4,684,502	1.61

		7,490,989	2.58

METAL FABRICATE & HARDWARE
Other securities[a]		692,717	0.24

		692,717	0.24

MINING
Other securities[a]		2,302,869	0.79

		2,302,869	0.79

MISCELLANEOUS – MANUFACTURING
Other securities[a]		11,213	0.00

		11,213	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		464,361	0.16

		464,361	0.16

OFFICE FURNISHINGS
Other securities[a]		78,321	0.03

		78,321	0.03

OIL & GAS
Chevron Corp.	49,457	4,008,490	1.38
ConocoPhillips	36,492	2,095,736	0.72
Exxon Mobil Corp.	125,240	7,738,579	2.67
Occidental Petroleum Corp.	20,012	1,566,940	0.54
Other securities[a]		7,918,759	2.74

		23,328,504	8.05

OIL & GAS SERVICES
Schlumberger Ltd.	33,614	2,070,959	0.71

Security	Shares	Value	% of Net Assets
Other securities[a]		$2,656,586	0.92%

		4,727,545	1.63

PACKAGING & CONTAINERS
Other securities[a]		752,897	0.26

		752,897	0.26

PHARMACEUTICALS
Abbott Laboratories	37,910	1,980,418	0.68
Bristol-Myers Squibb Co.	42,108	1,141,548	0.39
Merck & Co. Inc.	75,706	2,786,738	0.96
Pfizer Inc.	197,728	3,394,990	1.17
Other securities[a]		5,803,297	2.01

		15,106,991	5.21

PIPELINES
Other securities[a]		1,051,230	0.36

		1,051,230	0.36

REAL ESTATE
Other securities[a]		238,518	0.08

		238,518	0.08

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		6,014,377	2.08

		6,014,377	2.08

RETAIL
CVS Caremark Corp.	33,421	1,051,759	0.36
Home Depot Inc. (The)	40,973	1,298,025	0.45
McDonald’s Corp.	26,184	1,950,970	0.67
Wal-Mart Stores Inc.	49,201	2,633,238	0.91
Other securities[a]		11,126,682	3.84

		18,060,674	6.23

SAVINGS & LOANS
Other securities[a]		636,328	0.22

		636,328	0.22

SEMICONDUCTORS
Intel Corp.	136,969	2,633,914	0.91
Other securities[a]		4,688,903	1.62

		7,322,817	2.53

SOFTWARE
Microsoft Corp.	187,313	4,587,295	1.58
Oracle Corp.	95,205	2,556,254	0.88
Other securities[a]		4,880,383	1.69

		12,023,932	4.15

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 1500 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
STORAGE & WAREHOUSING
Other securities[a]		$12,686	0.00%

		12,686	0.00

TELECOMMUNICATIONS
AT&T Inc.	145,348	4,156,953	1.43
Cisco Systems Inc.[b]	140,487	3,076,665	1.06
QUALCOMM Inc.	39,491	1,781,834	0.61
Verizon Communications Inc.	69,461	2,263,734	0.78
Other securities[a]		4,542,069	1.58

		15,821,255	5.46

TEXTILES
Other securities[a]		189,906	0.07

		189,906	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		381,981	0.13

		381,981	0.13

TRANSPORTATION
United Parcel Service Inc.
Class B	24,360	1,624,568	0.56
Other securities[a]		3,874,391	1.34

		5,498,959	1.90

TRUCKING & LEASING
Other securities[a]		34,480	0.01

		34,480	0.01

WATER
Other securities[a]		84,838	0.03

		84,838	0.03

TOTAL COMMON STOCKS
(Cost: $316,610,791)		289,286,626	99.81

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[c,d,e]	2,511,995	2,511,995	0.87
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[c,d,e]	509,156	509,156	0.17

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[c,d]	314,119	$314,119	0.11%

		3,335,270	1.15

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,335,270)		3,335,270	1.15

TOTAL INVESTMENTS IN SECURITIES
(Cost: $319,946,061)		292,621,896	100.96

Other Assets, Less Liabilities		(2,794,772)	(0.96)

NET ASSETS		$289,827,124	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2010

Security	Shares	Value
PREFERRED STOCKS – 98.56%

AGRICULTURE – 2.00%
Archer-Daniels-Midland Co., 6.25%[a]	2,694,563	$111,393,234
CHS Inc., 8.00%	83,961	2,402,964

		113,796,198

AUTO MANUFACTURERS – 3.78%
Ford Motor Co., 7.50%	247,203	6,387,726
Ford Motor Co. Capital Trust II, 6.50%	4,347,844	208,305,206

		214,692,932

BANKS – 40.56%
BAC Capital Trust I, 7.00%	126,674	3,169,383
BAC Capital Trust II, 7.00%	328,061	8,231,050
BAC Capital Trust III, 7.00%	92,757	2,327,273
BAC Capital Trust IV, 5.88%	43,108	1,030,712
BAC Capital Trust V, 6.00%	101,160	2,426,828
BAC Capital Trust VIII, 6.00%	166,443	3,977,988
BAC Capital Trust X, 6.25%	227,301	5,416,583
BAC Capital Trust XII, 6.88%[a]	203,344	5,120,202
Bank of America Corp., 6.20%	146,671	3,248,763
Bank of America Corp., 6.38%	226,085	5,240,650
Bank of America Corp., 6.63%[a]	49,170	1,184,014
Bank of America Corp., 7.25%	252,891	6,355,151
Bank of America Corp., 8.63%	5,201,543	136,540,504
Bank of America Corp. Series 5, 4.00%	1,202,409	21,607,290
Bank of America Corp. Series E, 4.00%[a]	963,206	17,954,160
Bank of America Corp. Series H, 3.00%[a]	1,316,115	21,808,026
Bank of America Corp. Series H, 8.20%[a]	5,628,053	146,667,061
Bank One Capital Trust VI, 7.20%	182,102	4,701,874
Barclays Bank PLC, 6.63%	807,754	19,725,353
Barclays Bank PLC, 7.10%[a]	4,412,663	109,875,309
Barclays Bank PLC, 7.75%	3,666,154	92,973,665
Barclays Bank PLC Series 5, 8.13%	7,919,054	205,341,070
BB&T Capital Trust V, 8.95%	148,907	4,109,833
BB&T Capital Trust VI, 9.60%	207,602	5,937,417

Security	Shares	Value
BB&T Capital Trust VII, 8.10%	93,545	$2,588,390
BNY Capital V Series F, 5.95%[a]	1,217,847	30,677,566
Fifth Third Capital Trust V, 7.25%	2,027,557	50,323,965
Fifth Third Capital Trust VI, 7.25%	2,993,939	73,980,233
Fifth Third Capital Trust VII, 8.88%	1,198,549	31,533,824
Fleet Capital Trust VIII, 7.20%	118,037	2,953,286
HSBC Holdings PLC, 8.00%	2,321,503	62,634,151
HSBC Holdings PLC, 8.13%	1,227,952	33,658,164
HSBC USA Inc. Series F, 3.50%	1,635,577	34,625,165
HSBC USA Inc. Series G, 4.00%[a]	1,234,606	28,272,477
KeyCorp Capital VIII, 7.00%	497,691	12,576,652
KeyCorp Capital IX, 6.75%[a]	1,492,835	37,231,305
KeyCorp Capital X, 8.00%	1,771,231	45,166,390
Lloyds Banking Group PLC, 7.75%	370,958	9,830,387
M&T Capital Trust IV, 8.50%	1,106,778	29,883,006
National City Capital Trust II, 6.63%[a]	2,615,681	65,156,614
National City Capital Trust III, 6.63%	167,011	4,173,605
PNC Capital Trust D, 6.13%[b]	91,687	2,301,344
PNC Capital Trust E, 7.75%[b]	1,473,165	38,169,705
PNC Financial Services Group
Inc. (The), 9.88%[b]	25,054	731,577
Regions Financing Trust III, 8.88%	1,024,902	26,135,001
Santander Finance Preferred SA Series 6, 4.00%	1,133,788	20,487,549
Santander Finance Preferred SA Unipersonal, 6.50%	1,486,763	35,489,033
Santander Finance Preferred SA Unipersonal, 6.80%[a]	1,528,769	38,035,773
Santander Finance Preferred SA Unipersonal, 10.50%	390,097	11,031,943
SunTrust Capital IX, 7.88%[a]	2,085,029	53,209,940
U.S. Bancorp, 3.50%[a]	418,331	8,948,100
U.S. Bancorp Series D, 7.88%	1,558,789	43,786,383

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2010

Security	Shares	Value
UBS Preferred Funding Trust IV Series D, 0.96%	1,395,559	$22,789,478
USB Capital VI, 5.75%	45,761	1,141,279
USB Capital VII, 5.88%	42,409	1,053,015
USB Capital VIII, 6.35%	95,030	2,387,154
USB Capital X, 6.50%	165,638	4,265,179
USB Capital XI, 6.60%	2,949,386	74,265,539
USB Capital XII, 6.30%[a]	1,662,719	41,867,264
Wachovia Capital Trust IV, 6.38%	2,697,478	67,140,227
Wachovia Capital Trust IX, 6.38%	330,216	8,271,911
Wachovia Capital Trust X, 7.85%	374,806	9,894,878
Wachovia Corp., 7.25%	721,011	18,630,924
Wells Fargo & Co. Series J, 8.00%	6,383,042	174,448,538
Wells Fargo Capital IV, 7.00%	4,604,150	115,932,497
Wells Fargo Capital VII, 5.85%	168,086	4,202,150
Wells Fargo Capital VIII, 5.63%	29,443	734,897
Wells Fargo Capital IX, 5.63%	239,658	6,003,433
Wells Fargo Capital XI, 6.25%	492,388	12,605,133
Wells Fargo Capital XII, 7.88%	1,013,690	27,420,315
Wells Fargo Capital XIV, 8.63%	333,606	9,340,968
Zions Bancorporation, 9.50%	75,630	1,922,515
Zions Bancorporation, 11.00%	40,048	1,082,497
Zions Capital Trust B, 8.00%[a]	1,164,515	29,077,940

		2,303,039,418

DIVERSIFIED FINANCIAL SERVICES – 35.45%
Ally Financial Inc., 7.25%	374,470	8,646,512
Ally Financial Inc., 7.30%	294,761	6,806,031
Ally Financial Inc., 7.35%	278,179	6,456,535
Ally Financial Inc., 7.38%	516,037	11,935,936
Ameriprise Financial Inc., 7.75%	13,913	390,399
Capital One Capital II, 7.50%[a]	1,054,294	26,515,494
Citigroup Capital VII, 7.13%	408,913	10,141,042
Citigroup Capital VIII, 6.95%	4,190,435	101,701,857
Citigroup Capital IX, 6.00%	3,742,975	85,788,987
Citigroup Capital X, 6.10%	85,322	1,983,737
Citigroup Capital XI, 6.00%[a]	219,392	5,122,803
Citigroup Capital XII, 8.50%	1,687,065	44,555,387

Security	Shares	Value
Citigroup Capital XIV, 6.88%	79,732	$1,942,272
Citigroup Capital XV, 6.50%	237,269	5,618,530
Citigroup Capital XVI, 6.45%[a]	3,141,320	72,313,186
Citigroup Capital XVII, 6.35%	253,751	5,887,023
Citigroup Capital XIX, 7.25%	201,896	5,017,116
Citigroup Capital XX, 7.88%	208,372	5,355,160
Countrywide Capital IV, 6.75%	97,143	2,340,175
Countrywide Capital V, 7.00%[a]	4,458,795	109,820,121
Credit Suisse Guernsey, 7.90%	1,016,228	27,803,998
Deutsche Bank Capital Funding Trust VIII, 6.38%	2,863,443	69,152,148
Deutsche Bank Capital Funding Trust IX, 6.63%[a]	3,272,756	81,000,711
Deutsche Bank Capital Funding Trust X, 7.35%	333,666	8,531,840
Deutsche Bank Contingent Capital Trust II, 6.55%	330,261	8,111,210
Deutsche Bank Contingent Capital Trust III, 7.60%	1,359,843	36,144,627
Deutsche Bank Contingent Capital Trust V, 8.05%	2,629,094	70,170,519
Ford Motor Credit Co. LLC, 7.38%	328,600	8,152,566
Ford Motor Credit Co. LLC, 7.60%	289,139	7,274,737
General Electric Capital Corp., 5.88%	334,948	8,433,991
General Electric Capital Corp., 6.00%	345,723	8,992,255
General Electric Capital Corp., 6.05%	212,569	5,571,433
General Electric Capital Corp., 6.10%[a]	477,653	12,342,554
General Electric Capital Corp., 6.45%	176,830	4,553,372
General Electric Capital Corp., 6.50%	766,374	20,669,107
General Electric Capital Corp., 6.63%	521,864	13,531,934
Goldman Sachs Group Inc. (The), 4.00%[a]	35,816	791,534
Goldman Sachs Group Inc. (The) Series A, 3.75%[a]	1,433,757	30,467,336

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2010

Security	Shares	Value
Goldman Sachs Group Inc. (The) Series B, 6.20%	1,579,411	$39,674,804
Goldman Sachs Group Inc. (The) Series D, 4.00%[a]	2,692,115	57,638,182
HSBC Finance Corp., 6.00%	89,182	2,242,035
HSBC Finance Corp., 6.36%	2,185,721	51,889,017
HSBC Finance Corp., 6.88%	91,405	2,316,203
JPMorgan Chase & Co. Series J, 8.63%[a]	3,587,335	101,342,214
JPMorgan Chase Capital X, 7.00%[a]	3,011,579	76,433,875
JPMorgan Chase Capital XI, 5.88%	495,599	12,295,811
JPMorgan Chase Capital XII, 6.25%	102,765	2,630,784
JPMorgan Chase Capital XIV, 6.20%	222,541	5,583,554
JPMorgan Chase Capital XVI, 6.35%	195,451	4,923,411
JPMorgan Chase Capital XIX, 6.63%	260,179	6,673,591
JPMorgan Chase Capital XXIV, 6.88%	249,574	6,553,813
JPMorgan Chase Capital XXVI, 8.00%	5,131,852	138,713,960
JPMorgan Chase Capital XXVIII, 7.20%	946,533	25,404,946
JPMorgan Chase Capital XXIX, 6.70%	907,726	23,056,240
Merrill Lynch Capital Trust I, 6.45%	273,392	6,566,876
Merrill Lynch Capital Trust II, 6.45%	316,398	7,609,372
Merrill Lynch Capital Trust III, 7.00%[a]	259,814	6,365,443
Merrill Lynch Capital Trust III, 7.38%	194,034	4,965,330
Merrill Lynch Capital Trust IV, 7.12%	25,498	625,721
Merrill Lynch Capital Trust V, 7.28%	207,032	5,124,042
Morgan Stanley Capital Trust III, 6.25%	3,486,215	84,192,092

Security	Shares	Value
Morgan Stanley Capital Trust IV, 6.25%	364,127	$8,775,461
Morgan Stanley Capital Trust V, 5.75%	168,382	4,012,543
Morgan Stanley Capital Trust VI, 6.60%[a]	3,118,237	78,049,472
Morgan Stanley Capital Trust VII, 6.60%	586,160	14,513,322
Morgan Stanley Capital Trust VIII, 6.45%	393,521	9,747,515
Morgan Stanley Series A, 4.00%[a]	2,074,305	41,548,329
National City Capital Trust IV, 8.00%	1,078,394	28,652,929
Omnicare Capital Trust II
Series B, 4.00%	577,552	21,363,648
RBS Capital Funding Trust V Series E, 5.90%	3,823,962	54,873,855
RBS Capital Funding Trust VII Series G, 6.08%	5,361,788	77,209,747
Repsol International Capital
Ltd. Series A, 7.45%	2,350,738	59,473,671
SLM Corp., 6.00%	89,630	1,738,822

		2,012,814,805

ELECTRIC – 1.44%
Alabama Power Co. Series 07-B, 5.88%	47,290	1,274,465
Alabama Power Co. Series II, 5.88%	25,054	643,387
American Electric Power Co.
Inc., 8.75%	888,931	25,627,881
Constellation Energy Group
Inc., 8.63%	149,090	4,029,903
Dominion Resources Inc., 8.38%	284,873	8,292,653
FPL Group Capital Inc., 6.60%	99,853	2,609,159
FPL Group Capital Inc., 7.45%	94,095	2,607,372
FPL Group Capital Inc., 8.75%	106,711	3,153,310
FPL Group Capital Trust I, 5.88%	1,042,616	26,461,594
Georgia Power Co., 6.38%	91,004	2,500,790
PPL Energy Supply LLC, 7.00%	35,645	936,038

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2010

Security	Shares	Value
Xcel Energy Inc., 7.60%	120,321	$3,316,047

		81,452,599

INSURANCE – 7.87%
Aegon NV, 4.00%	36,137	783,450
Aegon NV, 6.38%	595,592	13,924,941
Aegon NV, 6.50%	181,282	4,227,496
Aegon NV, 6.88%	210,577	5,043,319
Aegon NV, 7.25%	562,410	13,897,151
American International Group
Inc., 6.45%	286,129	6,334,896
American International Group
Inc., 7.70%	466,010	11,132,979
Assured Guaranty Municipal
Holdings Inc., 6.25%	21,911	515,128
Axis Capital Holdings Ltd., 7.25%	28,612	715,586
Endurance Specialty Holdings
Ltd., 7.75%	18,142	471,148
Hartford Financial Services Group Inc., 7.25%	207,376	4,918,959
ING Groep NV, 6.13%	271,613	6,100,428
ING Groep NV, 6.20%	160,621	3,617,185
ING Groep NV, 6.38%	455,085	10,198,455
ING Groep NV, 7.05%	302,305	7,231,135
ING Groep NV, 7.20%	488,067	11,762,415
ING Groep NV, 7.38%	1,083,342	26,303,544
ING Groep NV, 8.50%	1,274,101	33,088,403
Lincoln National Corp., 6.75%[a]	957,200	23,977,860
MetLife Inc., 4.00%[a]	2,105,879	49,109,098
MetLife Inc., 6.50%	4,841,719	119,348,373
Phoenix Companies Inc. (The), 7.45%	25,054	468,510
Prudential Financial Inc., 9.00%	498,086	14,205,413
Prudential PLC, 6.50%	910,481	22,807,549
Prudential PLC, 6.75%	754,365	18,942,105
RenaissanceRe Holdings Ltd., 6.08%	120,635	2,831,303
RenaissanceRe Holdings Ltd.
Series D, 6.60%[a]	1,390,326	34,646,924

		446,603,753

Security	Shares	Value
INVESTMENT COMPANIES – 0.01%
Allied Capital Corp., 6.88%	25,054	$569,477

		569,477

MEDIA – 0.77%
CBS Corp., 6.75%	333,753	8,443,951
CBS Corp., 7.25%	90,353	2,271,474
Comcast Corp., 6.63%	211,645	5,490,071
Comcast Corp., 7.00%	94,636	2,476,624
Comcast Corp. Series B, 7.00%	505,593	13,211,145
Viacom Inc., 6.85%	458,541	12,027,531

		43,920,796

OIL & GAS – 0.34%
Apache Corp., 6.00%	335,928	19,483,824

		19,483,824

REAL ESTATE INVESTMENT TRUSTS – 5.84%
Capstead Mortgage Corp. Series B, 1.26%[a]	1,327,741	18,946,864
CommonWealth REIT Series D, 6.50%	1,179,245	26,202,824
Developers Diversified Realty
Corp. Series G, 8.00%	618,158	15,509,584
Developers Diversified Realty
Corp. Series H, 7.38%	715,761	17,171,106
Developers Diversified Realty
Corp. Series I, 7.50%	584,674	14,178,345
Duke Realty Corp. Series O, 8.38%	993,470	26,028,914
Hospitality Properties
Trust Series C, 7.00%[a]	1,153,218	28,392,227
Kimco Realty Corp. Series G, 7.75%	1,385,138	35,487,236
Public Storage Series I, 7.25%	1,833,499	46,295,850
Public Storage Series K, 7.25%	1,629,122	41,233,078
Public Storage Series M, 6.63%	1,331,350	33,776,349
Realty Income Corp. Series E, 6.75%[a]	763,471	19,346,355
Vornado Realty LP, 7.88%	223,312	5,966,897
Weingarten Realty Investors, 6.50%	117,532	2,891,287

		331,426,916

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

September 30, 2010

Security	Shares	Value
TELECOMMUNICATIONS – 0.50%
AT&T Inc., 6.38%	707,880	$19,218,942
Telephone & Data Systems Inc., 7.60%	270,165	6,791,948
United States Cellular Corp., 7.50%	86,160	2,171,232

		28,182,122

TOTAL PREFERRED STOCKS
(Cost: $4,901,914,130)		5,595,982,840

SHORT-TERM INVESTMENTS – 4.17%

MONEY MARKET FUNDS – 4.17%
BlackRock Cash
Funds: Institutional,
SL Agency Shares
0.31%[b,c,d]	92,269,532	92,269,532
BlackRock Cash
Funds: Prime,
SL Agency Shares
0.29%[b,c,d]	18,702,103	18,702,103
BlackRock Cash
Funds: Treasury,
SL Agency Shares
0.13%[b,c]	125,525,571	125,525,571

		236,497,206

TOTAL SHORT-TERM INVESTMENTS
(Cost: $236,497,206)		236,497,206

TOTAL INVESTMENTS IN SECURITIES – 102.73%
(Cost: $5,138,411,336)		5,832,480,046

Other Assets, Less Liabilities – (2.73)%		(154,814,197)

NET ASSETS – 100.00%		$5,677,665,849

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Summary Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

BIOTECHNOLOGY
Acorda Therapeutics Inc.[a,b]	275,446	$9,095,227	0.66%
Alexion Pharmaceuticals Inc.[a]	679,396	43,725,927	3.18
Amgen Inc.[a]	2,173,965	119,807,212	8.72
Biogen Idec Inc.[a]	673,581	37,801,366	2.75
Celgene Corp.[a]	1,447,729	83,403,668	6.07
Enzon Pharmaceuticals Inc.[a,b]	569,823	6,410,509	0.47
Genzyme Corp.[a]	642,820	45,505,228	3.31
Geron Corp.[a,b]	921,291	5,094,739	0.37
Halozyme Therapeutics Inc.[a,b]	681,091	5,251,212	0.38
Human Genome Sciences Inc.[a]	730,617	21,765,080	1.58
Illumina Inc.[a,b]	815,466	40,120,927	2.92
Incyte Corp.[a,b]	1,010,085	16,151,259	1.17
InterMune Inc.[a,b]	617,513	8,410,527	0.61
Life Technologies Corp.[a]	574,086	26,804,075	1.95
Momenta Pharmaceuticals Inc.[a,b]	343,628	5,171,601	0.38
Myriad Genetics Inc.[a]	641,244	10,522,814	0.77
Nektar Therapeutics[a]	843,275	12,455,172	0.91
QIAGEN NVa,b	1,011,220	17,939,043	1.30
Regeneron Pharmaceuticals Inc.[a]	849,707	23,281,972	1.69
Savient Pharmaceuticals Inc.[a]	460,950	10,541,927	0.77
Seattle Genetics Inc.[a]	692,614	10,756,295	0.78
Talecris Biotherapeutics Holdings Corp.[a]	881,433	20,167,187	1.47
Vertex Pharmaceuticals Inc.[a]	1,400,360	48,410,445	3.52
Other securities[c]		68,679,792	4.99

		697,273,204	50.72

COMMERCIAL SERVICES
Other securities[c]		1,685,436	0.12

		1,685,436	0.12

Security	Shares	Value	% of Net Assets
DISTRIBUTION & WHOLESALE
Other securities[c]		$2,297,883	0.17%

		2,297,883	0.17

HEALTH CARE – PRODUCTS
Gen-Probe Inc.[a]	241,774	11,716,368	0.85
TECHNE Corp.	176,487	10,894,542	0.79
Other securities[c]		4,944,784	0.37

		27,555,694	2.01

PHARMACEUTICALS
Alkermes Inc.[a]	603,745	8,844,864	0.64
Amylin Pharmaceuticals Inc.[a,b]	490,474	10,226,383	0.74
Auxilium Pharmaceuticals Inc.[a]	334,577	8,290,818	0.60
BioMarin Pharmaceutical Inc.[a]	896,444	20,035,523	1.46
Cephalon Inc.[a]	251,362	15,695,043	1.14
Cubist Pharmaceuticals Inc.[a]	499,767	11,689,550	0.85
Dendreon Corp.[a,b]	1,037,422	42,721,038	3.11
Endo Pharmaceuticals Holdings Inc.[a]	406,978	13,527,949	0.98
Gilead Sciences Inc.[a]	2,098,920	74,742,541	5.44
Impax Laboratories Inc.[a]	520,399	10,303,900	0.75
Inspire Pharmaceuticals Inc.[a]	909,689	5,412,650	0.39
Isis Pharmaceuticals Inc.[a,b]	698,622	5,868,425	0.43
MannKind Corp.[a,b]	945,051	6,388,545	0.46
Mylan Inc.[a,b]	1,565,594	29,448,823	2.14
Onyx Pharmaceuticals Inc.[a]	623,034	16,435,637	1.20
Perrigo Co.	648,276	41,632,285	3.03
Pharmasset Inc.[a]	637,495	18,806,102	1.37
Salix Pharmaceuticals Ltd.[a]	460,513	18,291,576	1.33
Shire PLC SP ADR	355,837	23,940,713	1.74
Teva Pharmaceutical Industries Ltd.
SP ADR	1,786,241	94,224,213	6.85
Theravance Inc.[a,b]	492,103	9,891,270	0.72

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
United
Therapeutics Corp.[a]	469,036	$26,270,706	1.91%
ViroPharma Inc.[a]	545,924	8,139,727	0.59
Warner Chilcott PLC Class A	1,124,081	25,224,378	1.83
Zymogenetics Inc.[a]	733,128	7,147,998	0.52
Other securities[c]		91,413,272	6.67

		644,613,929	46.89

TOTAL COMMON STOCKS
(Cost: $1,818,728,400)		1,373,426,146	99.91

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[d,e,f]	94,783,296	94,783,296	6.89
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[d,e,f]	19,211,618	19,211,618	1.40
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[d,e]	1,416,132	1,416,132	0.10

		115,411,046	8.39

TOTAL SHORT-TERM INVESTMENTS
(Cost: $115,411,046)		115,411,046	8.39

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,934,139,446)		1,488,837,192	108.30

Other Assets, Less Liabilities		(114,160,535)	(8.30)

NET ASSETS		$1,374,676,657	100.00%

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2010

	iShares S&P 100 Index Fund	iShares S&P MidCap 400 Index Fund	iShares S&P MidCap 400 Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,816,754,405	$7,409,557,071	$2,333,174,420
Affiliated issuers (Note 2)	8,893,486	553,833,340	195,413,965

Total cost of investments	$2,825,647,891	$7,963,390,411	$2,528,588,385

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$2,156,570,307	$7,757,359,397	$2,448,759,917
Affiliated issuers (Note 2)	8,893,486	553,833,340	195,413,965

Total fair value of investments	2,165,463,793	8,311,192,737	2,644,173,882
Receivables:
Investment securities sold	–	62,941	106,702
Due from custodian (Note 4)	–	–	376,919
Dividends and interest	2,903,382	6,993,001	1,703,962
Capital shares sold	–	–	27,397

Total Assets	2,168,367,175	8,318,248,679	2,646,388,861

LIABILITIES
Payables:
Investment securities purchased	–	21,436,060	12,567,735
Securities related to in-kind transactions (Note 4)	–	62,941	–
Collateral for securities on loan (Note 5)	7,429,578	547,625,048	193,719,668
Capital shares redeemed	75,941	367,693	212,808
Investment advisory fees (Note 2)	360,199	1,246,999	467,726

Total Liabilities	7,865,718	570,738,741	206,967,937

NET ASSETS	$2,160,501,457	$7,747,509,938	$2,439,420,924

Net assets consist of:
Paid-in capital	$3,135,198,055	$7,743,569,012	$2,681,547,237
Undistributed net investment income	374,852	234,098	637,655
Accumulated net realized loss	(314,887,352)	(344,095,498)	(358,349,465)
Net unrealized appreciation (depreciation)	(660,184,098)	347,802,326	115,585,497

NET ASSETS	$2,160,501,457	$7,747,509,938	$2,439,420,924

Shares outstanding[b]	41,950,000	96,750,000	27,700,000

Net asset value per share	$51.50	$80.08	$88.07

[a]	Securities on loan with values of $7,184,839, $534,072,924 and $189,591,652, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2010

	iShares S&P MidCap 400 Value Index Fund	iShares S&P SmallCap 600 Index Fund	iShares S&P SmallCap 600 Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,029,567,246	$6,519,920,340	$1,409,855,596
Affiliated issuers (Note 2)	77,642,529	460,865,860	108,598,324

Total cost of investments	$2,107,209,775	$6,980,786,200	$1,518,453,920

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$1,988,638,999	$5,763,810,002	$1,484,262,861
Affiliated issuers (Note 2)	77,642,529	460,865,860	108,598,324

Total fair value of investments	2,066,281,528	6,224,675,862	1,592,861,185
Receivables:
Dividends and interest	2,168,088	6,431,100	1,348,897
Capital shares sold	–	18,378	–

Total Assets	2,068,449,616	6,231,125,340	1,594,210,082

LIABILITIES
Payables:
Investment securities purchased	990,740	3,719,304	1,107,548
Collateral for securities on loan (Note 5)	75,717,924	456,382,472	107,374,255
Capital shares redeemed	–	163,963	12,539
Investment advisory fees (Note 2)	401,619	918,455	297,279

Total Liabilities	77,110,283	461,184,194	108,791,621

NET ASSETS	$1,991,339,333	$5,769,941,146	$1,485,418,461

Net assets consist of:
Paid-in capital	$2,401,694,490	$7,117,793,971	$1,765,584,033
Undistributed (distributions in excess of) net investment income	(483,956)	(401,194)	217,565
Accumulated net realized loss	(368,942,954)	(591,341,293)	(354,790,402)
Net unrealized appreciation (depreciation)	(40,928,247)	(756,110,338)	74,407,265

NET ASSETS	$1,991,339,333	$5,769,941,146	$1,485,418,461

Shares outstanding[b]	28,000,000	97,450,000	23,750,000

Net asset value per share	$71.12	$59.21	$62.54

[a]	Securities on loan with values of $73,706,011, $442,891,620 and $104,958,395, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2010

	iShares S&P SmallCap 600 Value Index Fund	iShares S&P 1500 Index Fund	iShares S&P U.S. Preferred Stock Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,720,934,216	$315,759,907	$4,862,183,504
Affiliated issuers (Note 2)	71,993,934	4,186,154	276,227,832

Total cost of investments	$1,792,928,150	$319,946,061	$5,138,411,336

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$1,623,410,414	$288,618,077	$5,554,780,214
Affiliated issuers (Note 2)	71,993,934	4,003,819	277,699,832

Total fair value of investments	1,695,404,348	292,621,896	5,832,480,046
Receivables:
Investment securities sold	–	–	14,631,431
Due from custodian (Note 4)	–	–	63,509
Dividends and interest	2,127,455	360,078	10,063,754
Capital shares sold	–	–	23,313,749

Total Assets	1,697,531,803	292,981,974	5,880,552,489

LIABILITIES
Payables:
Investment securities purchased	891,035	86,698	88,396,645
Collateral for securities on loan (Note 5)	70,804,144	3,021,151	110,971,635
Capital shares redeemed	–	–	1,389,115
Investment advisory fees (Note 2)	323,026	47,001	2,129,245

Total Liabilities	72,018,205	3,154,850	202,886,640

NET ASSETS	$1,625,513,598	$289,827,124	$5,677,665,849

Net assets consist of:
Paid-in capital	$2,074,049,961	$332,308,542	$5,026,689,329
Undistributed (distributions in excess of) net investment income	(466,955)	54,437	(4,304,487)
Accumulated net realized loss	(350,545,606)	(15,211,690)	(38,787,703)
Net unrealized appreciation (depreciation)	(97,523,802)	(27,324,165)	694,068,710

NET ASSETS	$1,625,513,598	$289,827,124	$5,677,665,849

Shares outstanding[b]	26,100,000	5,600,000	142,950,000

Net asset value per share	$62.28	$51.75	$39.72

[a]	Securities on loan with values of $66,274,168, $2,941,809 and $108,218,907, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2010

iShares Nasdaq Biotechnology Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,818,728,400
Affiliated issuers (Note 2)	115,411,046

Total cost of investments	$1,934,139,446

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,373,426,146
Affiliated issuers (Note 2)	115,411,046

Total fair value of investments	1,488,837,192
Receivables:
Dividends and interest	447,490

Total Assets	1,489,284,682

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	113,994,914
Capital shares redeemed	71,524
Investment advisory fees (Note 2)	541,587

Total Liabilities	114,608,025

NET ASSETS	$1,374,676,657

Net assets consist of:
Paid-in capital	$2,034,221,671
Distributions in excess of net investment income	(1,099,859)
Accumulated net realized loss	(213,142,901)
Net unrealized depreciation	(445,302,254)

NET ASSETS	$1,374,676,657

Shares outstanding[b]	15,950,000

Net asset value per share	$86.19

[a]	Securities on loan with values of $110,723,795. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares S&P 100 Index Fund	iShares S&P MidCap 400 Index Fund	iShares S&P MidCap 400 Growth Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$27,190,980	$49,802,859	$9,867,137
Interest from affiliated issuers (Note 2)	1,389	3,908	1,312
Securities lending income from affiliated issuers (Note 2)	6,664	1,187,546	483,025

Total investment income	27,199,033	50,994,313	10,351,474

EXPENSES
Investment advisory fees (Note 2)	2,296,457	7,450,336	2,979,537

Total expenses	2,296,457	7,450,336	2,979,537

Net investment income	24,902,576	43,543,977	7,371,937

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(30,469,205)	(4,792,994)	11,139,236
In-kind redemptions	23,654,573	220,793,772	203,483,869

Net realized gain (loss)	(6,814,632)	216,000,778	214,623,105

Net change in unrealized appreciation/depreciation	(96,076,476)	(99,696,851)	(166,872,111)

Net realized and unrealized gain (loss)	(102,891,108)	116,303,927	47,750,994

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(77,988,532)	$159,847,904	$55,122,931

See notes to financial statements.

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares S&P MidCap 400 Value Index Fund	iShares S&P SmallCap 600 Index Fund	iShares S&P SmallCap 600 Growth Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$18,468,206	$30,674,476	$6,228,981
Interest from affiliated issuers (Note 2)	1,084	2,600	790
Securities lending income from affiliated issuers (Note 2)	191,160	2,520,680	895,291

Total investment income	18,660,450	33,197,756	7,125,062

EXPENSES
Investment advisory fees (Note 2)	2,515,888	5,889,086	1,930,036

Total expenses	2,515,888	5,889,086	1,930,036

Net investment income	16,144,562	27,308,670	5,195,026

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(11,207,037)	(50,174,070)	22,667,720
In-kind redemptions	33,858,656	187,755,089	37,063,457

Net realized gain	22,651,619	137,581,019	59,731,177

Net change in unrealized appreciation/depreciation	(46,165,668)	(225,834,157)	(43,043,088)

Net realized and unrealized gain (loss)	(23,514,049)	(88,253,138)	16,688,089

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,369,487)	$(60,944,468)	$21,883,115

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares S&P SmallCap 600 Value Index Fund	iShares S&P 1500 Index Fund	iShares S&P U.S. Preferred Stock Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$11,184,964	$2,943,594	$184,482,679
Dividends from affiliated issuers (Note 2)	–	2,720	1,321,343
Interest from affiliated issuers (Note 2)	881	188	15,269
Securities lending income from affiliated issuers (Note 2)	392,244	10,950	1,421,680

Total investment income	11,578,089	2,957,452	187,240,971

EXPENSES
Investment advisory fees (Note 2)	2,183,197	294,686	10,674,035

Total expenses	2,183,197	294,686	10,674,035

Net investment income	9,394,892	2,662,766	176,566,936

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(20,038,539)	(1,555,877)	13,575,313
Investments in affiliated issuers (Note 2)	–	13,369	202,850
In-kind redemptions	68,112,131	5,405,145	38,504,567

Net realized gain	48,073,592	3,862,637	52,282,730

Net change in unrealized appreciation/depreciation	(126,168,668)	(11,081,368)	75,196,690

Net realized and unrealized gain (loss)	(78,095,076)	(7,218,731)	127,479,420

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(68,700,184)	$(4,555,965)	$304,046,356

See notes to financial statements.

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2010

iShares Nasdaq Biotechnology Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$9,929,451
Interest from affiliated issuers (Note 2)	1,208
Securities lending income from affiliated issuers (Note 2)	705,705

Total investment income	10,636,364

EXPENSES
Investment advisory fees (Note 2)	3,391,085

Total expenses	3,391,085

Net investment income	7,245,279

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(48,783,811)
In-kind redemptions	95,006,398

Net realized gain	46,222,587

Net change in unrealized appreciation/depreciation	(131,277,989)

Net realized and unrealized loss	(85,055,402)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(77,810,123)

[a]	Net of foreign withholding tax of $100,000.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P MidCap 400 Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$24,902,576	$51,976,635	$43,543,977	$80,112,807
Net realized gain (loss)	(6,814,632)	(81,907,333)	216,000,778	29,557,166
Net change in unrealized appreciation/depreciation	(96,076,476)	875,351,349	(99,696,851)	2,420,713,091

Net increase (decrease) in net assets resulting from operations	(77,988,532)	845,420,651	159,847,904	2,530,383,064

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,051,953)	(51,621,552)	(43,315,137)	(81,507,464)

Total distributions to shareholders	(25,051,953)	(51,621,552)	(43,315,137)	(81,507,464)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	532,982,529	823,230,526	684,510,972	2,027,474,940
Cost of shares redeemed	(889,362,505)	(1,053,203,634)	(655,999,071)	(374,213,385)

Net increase (decrease) in net assets from capital share transactions	(356,379,976)	(229,973,108)	28,511,901	1,653,261,555

INCREASE (DECREASE) IN NET ASSETS	(459,420,461)	563,825,991	145,044,668	4,102,137,155

NET ASSETS
Beginning of period	2,619,921,918	2,056,095,927	7,602,465,270	3,500,328,115

End of period	$2,160,501,457	$2,619,921,918	$7,747,509,938	$7,602,465,270

Undistributed net investment income included in net assets at end of period	$374,852	$524,229	$234,098	$5,258

SHARES ISSUED AND REDEEMED
Shares sold	10,600,000	17,000,000	8,800,000	30,200,000
Shares redeemed	(17,550,000)	(22,500,000)	(8,500,000)	(5,500,000)

Net increase (decrease) in shares outstanding	(6,950,000)	(5,500,000)	300,000	24,700,000

See notes to financial statements.

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Growth Index Fund		iShares S&P MidCap 400 Value Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,371,937	$13,019,958	$16,144,562	$33,416,982
Net realized gain (loss)	214,623,105	(42,323,278)	22,651,619	(22,209,594)
Net change in unrealized appreciation/depreciation	(166,872,111)	875,291,382	(46,165,668)	754,631,203

Net increase (decrease) in net assets resulting from operations	55,122,931	845,988,062	(7,369,487)	765,838,591

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,365,265)	(13,511,533)	(16,636,035)	(34,995,694)

Total distributions to shareholders	(7,365,265)	(13,511,533)	(16,636,035)	(34,995,694)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	882,834,747	876,561,382	171,749,756	396,529,826
Cost of shares redeemed	(1,098,139,596)	(326,798,621)	(215,181,664)	(200,527,692)

Net increase (decrease) in net assets from capital share transactions	(215,304,849)	549,762,761	(43,431,908)	196,002,134

INCREASE (DECREASE) IN NET ASSETS	(167,547,183)	1,382,239,290	(67,437,430)	926,845,031

NET ASSETS
Beginning of period	2,606,968,107	1,224,728,817	2,058,776,763	1,131,931,732

End of period	$2,439,420,924	$2,606,968,107	$1,991,339,333	$2,058,776,763

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$637,655	$630,983	$(483,956)	$7,517

SHARES ISSUED AND REDEEMED
Shares sold	10,400,000	11,950,000	2,350,000	6,500,000
Shares redeemed	(13,400,000)	(4,500,000)	(3,150,000)	(3,300,000)

Net increase (decrease) in shares outstanding	(3,000,000)	7,450,000	(800,000)	3,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Index Fund		iShares S&P SmallCap 600 Growth Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$27,308,670	$48,415,328	$5,195,026	$7,251,897
Net realized gain (loss)	137,581,019	(72,080,519)	59,731,177	(7,787,232)
Net change in unrealized appreciation/depreciation	(225,834,157)	2,135,776,379	(43,043,088)	580,486,549

Net increase (decrease) in net assets resulting from operations	(60,944,468)	2,112,111,188	21,883,115	579,951,214

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(27,709,864)	(51,046,519)	(5,005,941)	(7,774,388)

Total distributions to shareholders	(27,709,864)	(51,046,519)	(5,005,941)	(7,774,388)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	843,831,210	1,925,315,556	115,114,098	644,016,251
Cost of shares redeemed	(1,027,898,008)	(1,039,845,058)	(219,616,924)	(491,242,968)

Net increase (decrease) in net assets from capital share transactions	(184,066,798)	885,470,498	(104,502,826)	152,773,283

INCREASE (DECREASE) IN NET ASSETS	(272,721,130)	2,946,535,167	(87,625,652)	724,950,109

NET ASSETS
Beginning of period	6,042,662,276	3,096,127,109	1,573,044,113	848,094,004

End of period	$5,769,941,146	$6,042,662,276	$1,485,418,461	$1,573,044,113

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(401,194)	$–	$217,565	$28,480

SHARES ISSUED AND REDEEMED
Shares sold	14,050,000	38,250,000	1,850,000	12,450,000
Shares redeemed	(18,150,000)	(21,050,000)	(3,750,000)	(9,000,000)

Net increase (decrease) in shares outstanding	(4,100,000)	17,200,000	(1,900,000)	3,450,000

See notes to financial statements.

68	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Value Index Fund		iShares S&P 1500 Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,394,892	$20,385,018	$2,662,766	$5,585,138
Net realized gain (loss)	48,073,592	(34,539,606)	3,862,637	2,671,100
Net change in unrealized appreciation/depreciation	(126,168,668)	685,703,788	(11,081,368)	109,187,744

Net increase (decrease) in net assets resulting from operations	(68,700,184)	671,549,200	(4,555,965)	117,443,982

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,861,847)	(22,070,505)	(2,650,164)	(5,543,303)

Total distributions to shareholders	(9,861,847)	(22,070,505)	(2,650,164)	(5,543,303)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	262,209,737	548,448,476	5,063,280	43,409,400
Cost of shares redeemed	(433,350,684)	(241,786,732)	(27,715,604)	(85,210,720)

Net increase (decrease) in net assets from capital share transactions	(171,140,947)	306,661,744	(22,652,324)	(41,801,320)

INCREASE (DECREASE) IN NET ASSETS	(249,702,978)	956,140,439	(29,858,453)	70,099,359

NET ASSETS
Beginning of period	1,875,216,576	919,076,137	319,685,577	249,586,218

End of period	$1,625,513,598	$1,875,216,576	$289,827,124	$319,685,577

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(466,955)	$–	$54,437	$41,835

SHARES ISSUED AND REDEEMED
Shares sold	3,950,000	9,850,000	100,000	1,000,000
Shares redeemed	(7,100,000)	(4,050,000)	(550,000)	(1,950,000)

Net increase (decrease) in shares outstanding	(3,150,000)	5,800,000	(450,000)	(950,000)

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P U.S. Preferred Stock Index Fund		iShares Nasdaq Biotechnology Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$176,566,936	$190,960,182	$7,245,279	$(1,115,685)
Net realized gain	52,282,730	86,226,424	46,222,587	42,082,974
Net change in unrealized appreciation/depreciation	75,196,690	979,032,043	(131,277,989)	403,294,885

Net increase (decrease) in net assets resulting from operations	304,046,356	1,256,218,649	(77,810,123)	444,262,174

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(179,271,755)	(206,848,815)	(8,259,392)	–

Total distributions to shareholders	(179,271,755)	(206,848,815)	(8,259,392)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,670,180,855	2,218,493,648	1,943,426,519	2,112,300,504
Cost of shares redeemed	(160,640,540)	(462,183,912)	(2,096,771,078)	(2,238,971,494)

Net increase (decrease) in net assets from capital share transactions	1,509,540,315	1,756,309,736	(153,344,559)	(126,670,990)

INCREASE (DECREASE) IN NET ASSETS	1,634,314,916	2,805,679,570	(239,414,074)	317,591,184

NET ASSETS
Beginning of period	4,043,350,933	1,237,671,363	1,614,090,731	1,296,499,547

End of period	$5,677,665,849	$4,043,350,933	$1,374,676,657	$1,614,090,731

Distributions in excess of net investment income or accumulated net investment loss included in net assets at end of period	$(4,304,487)	$(1,599,668)	$(1,099,859)	$(85,746)

SHARES ISSUED AND REDEEMED
Shares sold	42,950,000	62,550,000	23,100,000	27,850,000
Shares redeemed	(4,400,000)	(12,700,000)	(24,900,000)	(29,650,000)

Net increase (decrease) in shares outstanding	38,550,000	49,850,000	(1,800,000)	(1,800,000)

See notes to financial statements.

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$53.58	$37.80	$61.48	$65.06	$58.69	$56.02

Income from investment operations:
Net investment income	0.55 [a]	1.03 [a]	1.37 [a]	1.41 [a]	1.28 [a]	1.12
Net realized and unrealized gain (loss)[b]	(2.05)	15.80	(23.65)	(3.60)	6.20	2.57

Total from investment operations	(1.50)	16.83	(22.28)	(2.19)	7.48	3.69

Less distributions from:
Net investment income	(0.58)	(1.05)	(1.40)	(1.39)	(1.11)	(1.02)

Total distributions	(0.58)	(1.05)	(1.40)	(1.39)	(1.11)	(1.02)

Net asset value, end of period	$51.50	$53.58	$37.80	$61.48	$65.06	$58.69

Total return	(2.78)%[c]	44.82%	(36.70)%	(3.56)%	12.82%	6.65%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,160,501	$2,619,922	$2,056,096	$3,894,634	$3,457,892	$880,326
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.17%	2.18%	2.67%	2.08%	2.03%	1.96%
Portfolio turnover rate[e]	3%	8%	13%	6%	12%	12%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$78.82	$48.79	$77.68	$84.46	$79.21	$65.84

Income from investment operations:
Net investment income	0.45 [a]	0.95 [a]	1.09 [a]	0.88 [a]	1.13 [a]	0.81
Net realized and unrealized gain (loss)[b]	1.26	30.00	(28.87)	(6.80)	5.27	13.37

Total from investment operations	1.71	30.95	(27.78)	(5.92)	6.40	14.18

Less distributions from:
Net investment income	(0.45)	(0.92)	(1.11)	(0.86)	(1.07)	(0.81)
Return of capital	–	–	–	(0.00)[c]	(0.08)	–

Total distributions	(0.45)	(0.92)	(1.11)	(0.86)	(1.15)	(0.81)

Net asset value, end of period	$80.08	$78.82	$48.79	$77.68	$84.46	$79.21

Total return	2.18%[d]	63.71%	(36.04)%	(7.10)%	8.19%	21.64%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,747,510	$7,602,465	$3,500,328	$4,369,332	$4,620,096	$3,881,208
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.17%	1.43%	1.66%	1.03%	1.44%	1.19%
Portfolio turnover rate[f]	6%	15%	23%	15%	12%	9%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$84.92	$52.68	$81.47	$84.00	$80.40	$67.01

Income from investment operations:
Net investment income	0.26 [a]	0.50 [a]	0.43 [a]	0.36 [a]	0.66 [a]	0.44
Net realized and unrealized gain (loss)[b]	3.16	32.25	(28.81)	(2.54)	3.61	13.32

Total from investment operations	3.42	32.75	(28.38)	(2.18)	4.27	13.76

Less distributions from:
Net investment income	(0.27)	(0.51)	(0.41)	(0.35)	(0.67)	(0.37)

Total distributions	(0.27)	(0.51)	(0.41)	(0.35)	(0.67)	(0.37)

Net asset value, end of period	$88.07	$84.92	$52.68	$81.47	$84.00	$80.40

Total return	4.04%[c]	62.33%	(34.92)%	(2.63)%	5.34%	20.58%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,439,421	$2,606,968	$1,224,729	$1,926,750	$1,864,740	$1,990,019
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.62%	0.71%	0.61%	0.41%	0.85%	0.60%
Portfolio turnover rate[e]	10%	51%	45%	31%	36%	24%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$71.49	$44.22	$72.70	$83.32	$76.67	$63.68

Income from investment operations:
Net investment income	0.56 [a]	1.23 [a]	1.55 [a]	1.23 [a]	1.41 [a]	1.11
Net realized and unrealized gain (loss)[b]	(0.35)	27.33	(28.32)	(10.63)	6.73	13.07

Total from investment operations	0.21	28.56	(26.77)	(9.40)	8.14	14.18

Less distributions from:
Net investment income	(0.58)	(1.29)	(1.71)	(1.22)	(1.32)	(1.13)
Return of capital	–	–	–	–	(0.17)	(0.06)

Total distributions	(0.58)	(1.29)	(1.71)	(1.22)	(1.49)	(1.19)

Net asset value, end of period	$71.12	$71.49	$44.22	$72.70	$83.32	$76.67

Total return	0.33%[c]	65.04%	(37.31)%	(11.44)%	10.78%	22.43%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,991,339	$2,058,777	$1,131,932	$2,021,124	$2,745,308	$2,637,379
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.60%	2.04%	2.51%	1.50%	1.82%	1.68%
Portfolio turnover rate[e]	4%	45%	34%	29%	20%	21%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$59.50	$36.71	$60.15	$67.95	$65.18	$53.03

Income from investment operations:
Net investment income	0.27 [a]	0.52 [a]	0.71 [a]	0.67 [a]	0.49 [a]	0.53
Net realized and unrealized gain (loss)[b]	(0.28)	22.81	(23.44)	(7.82)	2.78	12.07

Total from investment operations	(0.01)	23.33	(22.73)	(7.15)	3.27	12.60

Less distributions from:
Net investment income	(0.28)	(0.54)	(0.71)	(0.65)	(0.50)	(0.43)
Return of capital	–	–	–	(0.00)[c]	–	(0.02)

Total distributions	(0.28)	(0.54)	(0.71)	(0.65)	(0.50)	(0.45)

Net asset value, end of period	$59.21	$59.50	$36.71	$60.15	$67.95	$65.18

Total return	0.00%[d]	63.74%	(38.06)%	(10.62)%	5.07%	23.86%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,769,941	$6,042,662	$3,096,127	$4,018,178	$4,746,230	$4,966,594
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	0.93%	1.04%	1.39%	0.99%	0.76%	0.93%
Portfolio turnover rate[f]	9%	15%	23%	14%	16%	16%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]
Net asset value, beginning of period	$61.33	$38.20	$61.58	$66.75	$64.75	$52.69

Income from investment operations:
Net investment income	0.20 [b]	0.28 [b]	0.34 [b]	0.28 [b]	0.16 [b]	0.31
Net realized and unrealized gain (loss)[c]	1.21	23.15	(23.39)	(5.17)	2.01	12.02

Total from investment operations	1.41	23.43	(23.05)	(4.89)	2.17	12.33

Less distributions from:
Net investment income	(0.20)	(0.30)	(0.33)	(0.28)	(0.17)	(0.27)

Total distributions	(0.20)	(0.30)	(0.33)	(0.28)	(0.17)	(0.27)

Net asset value, end of period	$62.54	$61.33	$38.20	$61.58	$66.75	$64.75

Total return	2.31%[d]	61.44%	(37.55)%	(7.37)%	3.36%	23.47%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,485,418	$1,573,044	$848,094	$1,219,261	$1,428,496	$1,476,318
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.67%	0.55%	0.64%	0.40%	0.25%	0.53%
Portfolio turnover rate[f]	13%	51%	45%	29%	32%	30%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Value Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$64.11	$39.19	$65.45	$76.78	$72.86	$59.34

Income from investment operations:
Net investment income	0.33 [a]	0.77 [a]	1.10 [a]	1.06 [a]	0.82 [a]	0.77
Net realized and unrealized gain (loss)[b]	(1.80)	24.97	(26.22)	(11.33)	3.96	13.41

Total from investment operations	(1.47)	25.74	(25.12)	(10.27)	4.78	14.18

Less distributions from:
Net investment income	(0.36)	(0.82)	(1.14)	(1.04)	(0.86)	(0.61)
Return of capital	–	–	–	(0.02)	–	(0.05)

Total distributions	(0.36)	(0.82)	(1.14)	(1.06)	(0.86)	(0.66)

Net asset value, end of period	$62.28	$64.11	$39.19	$65.45	$76.78	$72.86

Total return	(2.29)%[c]	66.02%	(38.79)%	(13.57)%	6.64%	24.00%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,625,514	$1,875,217	$919,076	$1,380,952	$2,007,691	$1,861,528
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.08%	1.42%	1.99%	1.43%	1.14%	1.20%
Portfolio turnover rate[e]	7%	52%	34%	23%	28%	16%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]
Net asset value, beginning of period	$52.84	$35.66	$58.84	$63.36	$57.98	$52.08

Income from investment operations:
Net investment income	0.46 [b]	0.88 [b]	1.08 [b]	1.10 [b]	1.01 [b]	0.87
Net realized and unrealized gain (loss)[c]	(1.09)	17.19	(23.19)	(4.54)	5.34	5.80

Total from investment operations	(0.63)	18.07	(22.11)	(3.44)	6.35	6.67

Less distributions from:
Net investment income	(0.46)	(0.89)	(1.07)	(1.08)	(0.97)	(0.76)
Return of capital	–	–	–	–	–	(0.01)

Total distributions	(0.46)	(0.89)	(1.07)	(1.08)	(0.97)	(0.77)

Net asset value, end of period	$51.75	$52.84	$35.66	$58.84	$63.36	$57.98

Total return	(1.17)%[d]	51.00%	(37.96)%	(5.59)%	11.02%	12.84%

Ratios/Supplemental data:
Net assets, end of period (000s)	$289,827	$319,686	$249,586	$217,693	$202,730	$133,342
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.81%	1.92%	2.34%	1.69%	1.68%	1.61%
Portfolio turnover rate[f]	2%	6%	6%	4%	4%	6%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P U.S. Preferred Stock Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Period from Mar. 26, 2007[a] to Mar. 31, 2007
Net asset value, beginning of period	$38.73	$22.69	$42.30	$50.06	$49.96

Income from investment operations:
Net investment income[b]	1.53	2.54	2.90	3.27	0.14
Net realized and unrealized gain (loss)[c]	1.02	16.37	(19.74)	(8.15)	(0.04)

Total from investment operations	2.55	18.91	(16.84)	(4.88)	0.10

Less distributions from:
Net investment income	(1.56)	(2.87)	(2.77)	(2.88)	–

Total distributions	(1.56)	(2.87)	(2.77)	(2.88)	–

Net asset value, end of period	$39.72	$38.73	$22.69	$42.30	$50.06

Total return	6.83%[d]	86.53%	(41.31)%	(9.99)%	0.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,677,666	$4,043,351	$1,237,671	$171,304	$25,031
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	7.94%	7.29%	10.87%	7.23%	21.16%
Portfolio turnover rate[f]	20%	41%	12%	24%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$90.93	$66.32	$75.94	$75.80	$82.27	$63.86

Income from investment operations:
Net investment income (loss)	0.43 [a]	(0.06)[a]	0.06 [a]	(0.09)[a]	(0.21)[a]	(0.23)
Net realized and unrealized gain (loss)[b]	(4.66)	24.67	(9.50)	0.32	(6.26)	18.64

Total from investment operations	(4.23)	24.61	(9.44)	0.23	(6.47)	18.41

Less distributions from:
Net investment income	(0.51)	–	(0.18)	–	–	–
Return of capital	–	–	–	(0.09)	–	–

Total distributions	(0.51)	–	(0.18)	(0.09)	–	–

Net asset value, end of period	$86.19	$90.93	$66.32	$75.94	$75.80	$82.27

Total return	(4.67)%[c]	37.10%	(12.47)%	0.30%	(7.87)%	28.83%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,374,677	$1,614,091	$1,296,500	$1,344,161	$1,364,424	$2,032,024
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income (loss) to average net assets[d]	1.03%	(0.08)%	0.08%	(0.11)%	(0.27)%	(0.37)%
Portfolio turnover rate[e]	7%	11%	11%	19%	18%	15%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P 100, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P 1500, iShares S&P U.S. Preferred Stock and iShares Nasdaq Biotechnology Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 100 Index Fund, iShares S&P U.S. Preferred Stock Index Fund and iShares Nasdaq Biotechnology Index Fund, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of September 30, 2010, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

82	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid monthly by the iShares S&P U.S. Preferred Stock Index Fund and quarterly by each of the other Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2010.

The Funds had tax basis net capital loss carryforwards as of March 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
S&P 100	$3,096,882	$741,460	$–	$360,546	$2,374,610	$2,327,988	$120,169,143	$119,632,717	$248,703,346
S&P MidCap 400	–	6,096,922	–	–	7,070,414	12,559,634	73,788,778	128,619,761	228,135,509
S&P MidCap 400 Growth	–	10,588,183	7,127,634	–	–	–	90,611,390	304,083,391	412,410,598
S&P MidCap 400 Value	4,082,966	21,364,144	1,843,451	3,470,622	14,542,508	–	41,350,423	184,025,097	270,679,211
S&P SmallCap 600	14,800,654	5,484,940	–	1,541,664	–	–	128,403,097	306,071,593	456,301,948
S&P SmallCap 600 Growth	–	–	–	6,711,998	–	–	63,779,691	225,094,086	295,585,775
S&P SmallCap 600 Value	–	6,867,473	3,277,415	194,198	–	10,940,333	68,967,654	197,873,417	288,120,490
S&P 1500	–	–	–	38,110	–	–	4,614,974	4,869,583	9,522,667
S&P U.S. Preferred Stock	–	–	–	–	–	506,620	22,403,529	37,245,047	60,155,196
Nasdaq Biotechnology	29,163,198	11,433,188	39,449,891	24,158,638	18,800,299	5,156,780	45,321,421	79,449,573	252,932,988

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2010, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2010 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$2,863,026,968	$64,756,908	$(762,320,083)	$(697,563,175)
S&P MidCap 400	8,287,496,840	945,347,153	(921,651,256)	23,695,897
S&P MidCap 400 Growth	2,568,265,974	246,062,075	(170,154,167)	75,907,908
S&P MidCap 400 Value	2,175,240,136	173,672,924	(282,631,532)	(108,958,608)
S&P SmallCap 600	7,224,908,997	413,221,228	(1,413,454,363)	(1,000,233,135)
S&P SmallCap 600 Growth	1,548,017,281	177,674,597	(132,830,693)	44,843,904
S&P SmallCap 600 Value	1,873,038,499	127,703,342	(305,337,493)	(177,634,151)
S&P 1500	327,291,359	22,728,479	(57,397,942)	(34,669,463)
S&P U.S. Preferred Stock	5,168,838,963	701,312,353	(37,671,270)	663,641,083
Nasdaq Biotechnology	1,942,852,446	19,161,208	(473,176,462)	(454,015,254)

Management has reviewed the tax positions as of September 30, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P MidCap 400	0.20
S&P MidCap 400 Growth	0.25
S&P MidCap 400 Value	0.25
S&P SmallCap 600	0.20

iShares Index Fund	Investment Advisory Fee
S&P SmallCap 600 Growth	0.25%
S&P SmallCap 600 Value	0.25
S&P 1500	0.20
S&P U.S. Preferred Stock	0.48
Nasdaq Biotechnology	0.48

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment

84	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2010, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$3,589
S&P MidCap 400	639,448
S&P MidCap 400 Growth	260,090
S&P MidCap 400 Value	102,932
S&P SmallCap 600	1,357,289

iShares Index Fund	Securities Lending Agent Fees
S&P SmallCap 600 Growth	$482,080
S&P SmallCap 600 Value	211,208
S&P 1500	5,896
S&P U.S. Preferred Stock	765,520
Nasdaq Biotechnology	374,814

Cross trades for the six months ended September 30, 2010, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

As of September 30, 2010, the PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) during the six months ended September 30, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

S&P 1500
PNC Financial Services Group Inc. (The)	13,828	462	(1,411)	12,879	$668,549	$2,720	$13,369

S&P U.S. Preferred Stock
PNC Capital Trust D	–	91,815	(128)	91,687	$2,301,344	$–	$(1)
PNC Capital Trust E	1,208,780	415,895	(151,510)	1,473,165	38,169,705	1,321,343	202,858
PNC Financial Services Group Inc. (The)	–	25,090	(36)	25,054	731,577	–	(7)

					$41,202,626	$1,321,343	$202,850

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2010 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$58,768,000	$61,182,568
S&P MidCap 400	454,119,187	428,129,021
S&P MidCap 400 Growth	271,919,960	241,905,684
S&P MidCap 400 Value	84,439,536	88,371,164
S&P SmallCap 600	616,221,803	516,873,136
S&P SmallCap 600 Growth	223,991,458	191,865,991
S&P SmallCap 600 Value	140,045,575	118,002,686
S&P 1500	5,815,671	5,355,894
S&P U.S. Preferred Stock	1,420,599,421	900,598,752
Nasdaq Biotechnology	93,322,393	94,268,691

In-kind transactions (see Note 4) for the six months ended September 30, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$531,298,149	$884,025,629
S&P MidCap 400	680,416,528	651,742,147
S&P MidCap 400 Growth	875,316,892	1,083,726,031
S&P MidCap 400 Value	171,150,890	213,926,358
S&P SmallCap 600	839,312,796	1,020,035,814
S&P SmallCap 600 Growth	114,628,804	218,441,566
S&P SmallCap 600 Value	260,357,095	429,729,483
S&P 1500	5,049,444	27,588,484
S&P U.S. Preferred Stock	1,059,771,513	127,295,056
Nasdaq Biotechnology	1,941,550,688	2,093,708,421

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

86	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of September 30, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	87

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
S&P MidCap 400	$0.42642	$–	$0.01917	$0.44559	96%	–%	4%	100%
S&P MidCap 400 Growth	0.26052	–	0.00698	0.26750	97	–	3	100
S&P MidCap 400 Value	0.55595	–	0.02871	0.58466	95	–	5	100
S&P SmallCap 600	0.26304	–	0.01712	0.28016	94	–	6	100
S&P SmallCap 600 Growth	0.19428	–	0.00747	0.20175	96	–	4	100
S&P SmallCap 600 Value	0.33286	–	0.02471	0.35757	93	–	7	100
S&P 1500	0.46027	–	0.00385	0.46412	99	–	1	100
S&P U.S. Preferred Stock	1.56394	–	–	1.56394	100	–	–	100

88	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	89

Notes:

90	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	91

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

92	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	93

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3594-1010

94	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.Go to www.icsdelivery.com.

2.From the main page, select the first letter of your brokerage firm’s name.

3.Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or The NASDAQ OMX Group, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-31-0910

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

SEPTEMBER 30, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares S&P Asia 50 Index Fund  |  AIA  |  NYSE Arca

iShares S&P Developed ex-U.S. Property Index Fund  |  WPS  |  NYSE Arca

iShares S&P Europe 350 Index Fund  |  IEV  |  NYSE Arca

iShares S&P Latin America 40 Index Fund  |  ILF  |  NYSE Arca

iShares S&P/TOPIX 150 Index Fund  |  ITF  |  NYSE Arca

iShares S&P Emerging Markets Infrastructure Index Fund  |  EMIF  |  NASDAQ

Fund Performance Overview

iSHARES® S&P ASIA 50 INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/10			Inception to 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.76%	11.69%	12.37%	(2.97)%	(2.89)%	(2.39)%	(8.32)%	(8.12)%	(6.74)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Asia 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Asia 50 Index™ (the “Index”). The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the performance of the 50 leading companies from four Asian markets: Hong Kong, Singapore, South Korea and Taiwan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 6.34%, while the total return for the Index was 6.87%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Financial	31.71%

Technology	19.49

Communications	8.27

Energy	7.93

Consumer Cyclical	7.86

Basic Materials	7.69

Industrial	6.87

Utilities	4.21

Diversified	3.78

Consumer Non-Cyclical	1.81

Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd.
(South Korea)	10.17%

China Construction Bank Corp.
Class H (China)	5.89

China Mobile Ltd. (China)	5.45

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.17

Industrial and Commercial Bank of China Ltd. Class H (China)	4.02

POSCO (South Korea)	3.32

Hon Hai Precision Industry Co.
Ltd. (Taiwan)	3.30

CNOOC Ltd. (China)	3.12

China Life Insurance Co. Ltd.
Class H (China)	2.99

PetroChina Co. Ltd. Class H (China)	2.48

TOTAL	45.91%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/10			Inception to 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
11.31%	11.52%	11.64%	(8.55)%	(8.46)%	(8.90)%	(24.68)%	(24.46)%	(25.58)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/30/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/3/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

The iShares S&P Developed ex-U.S. Property Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Developed ex US Property Index™ (the “Index”). The Index is a free float-adjusted, market capitalization weighted index that defines and measures the investable universe of publicly-traded real estate companies domiciled in developed countries outside of the United States. The companies in the Index are engaged in real estate-related activities, such as property ownership, management, development, rental and investment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 9.55%, while the total return for the Index was 9.58%.

PORTFOLIO ALLOCATION As of 9/30/10
Industry/Investment Type	Percentage of Net Assets
Real Estate Operating/Development	35.49%

REITs – Diversified	26.45

Real Estate Management/Services	13.23

REITs – Shopping Centers	11.05

REITs – Office Property	7.21

REITs – Apartments	1.42

Building – Residential/Commercial	1.25

Hotels & Motels	1.17

REITs – Warehouse/Industrial	1.04

REITs – Hotels	0.41

REITs – Health Care	0.40

REITs – Storage	0.13

Diversified Operations	0.09

REITs – Regional Malls	0.09

Storage/Warehousing	0.07

Theaters	0.04

Short-Term and Other Net Assets	0.46

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Sun Hung Kai Properties Ltd. (Hong Kong)	5.74%

Westfield Group (Australia)	5.36

Cheung Kong (Holdings) Ltd. (Hong Kong)	4.58

Mitsubishi Estate Co. Ltd. (Japan)	4.42

Unibail-Rodamco SE (France)	4.34

Mitsui Fudosan Co. Ltd. (Japan)	3.06

CapitaLand Ltd. (Singapore)	2.15

Hang Lung Properties Ltd. (Hong Kong)	2.07

Stockland Corp. Ltd. (Australia)	1.89

Sumitomo Realty & Development Co. Ltd. (Japan)	1.87

TOTAL	35.48%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Ten Years Ended 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.80%	1.31%	1.82%	2.07%	2.01%	2.42%	2.71%	2.30%	3.06%

Cumulative Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Ten Years Ended 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.80%	1.31%	1.82%	10.81%	10.49%	12.70%	30.63%	25.54%	35.18%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350 Index™ (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 0.80%, while the total return for the Index was 0.62%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.71%

Financial	22.62

Energy	10.22

Communications	10.10

Basic Materials	9.37

Industrial	9.25

Consumer Cyclical	6.20

Utilities	5.63

Technology	1.57

Diversified	0.72

Short-Term and Other Net Assets	0.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	2.88%

HSBC Holdings PLC (United Kingdom)	2.76

Novartis AG Registered (Switzerland)	2.35

Vodafone Group PLC (United Kingdom)	2.02

BP PLC (United Kingdom)	1.96

Total SA (France)	1.87

Royal Dutch Shell PLC Class A (United Kingdom)	1.66

Banco Santander SA (Spain)	1.61

GlaxoSmithKline PLC (United Kingdom)	1.58

Telefonica SA (Spain)	1.53

TOTAL	20.22%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.96%	20.97%	23.63%	18.75%	18.64%	19.36%	24.72%	24.73%	25.19%

Cumulative Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.96%	20.97%	23.63%	136.15%	135.08%	142.25%	619.45%	620.08%	643.80%

Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Latin America 40 Index™ (the “Index”). The Index is comprised of selected equities trading on the exchanges of five Latin American countries. The Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Peru, Argentina and Chile are represented in the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 6.36%, while the total return for the Index was 7.67%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Basic Materials	24.54%

Financial	23.82

Communications	13.25

Energy	12.79

Consumer Non-Cyclical	7.87

Utilities	7.20

Consumer Cyclical	5.36

Industrial	3.08

Diversified	1.57

Short-Term and Other Net Assets	0.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Vale SA Class A Preferred SP ADR (Brazil)	12.39%

Itau Unibanco Holding SA SP ADR (Brazil)	11.52

America Movil SAB de CV Series L (Mexico)	10.07

Petroleo Brasileiro SA SP ADR (Brazil)	7.75

Banco Bradesco SA Preferred SP ADR (Brazil)	5.05

Petroleo Brasileiro SA Preferred SP ADR (Brazil)	5.04

Companhia de Bebidas das Americas Preferred SP ADR (Brazil)	4.79

Banco Santander (Chile) SA SP ADR (Chile)	3.83

Companhia Siderurgica Nacional SA SP ADR (Brazil)	3.38

Wal-Mart de Mexico SAB de CV Series V (Mexico)	3.27

TOTAL	67.09%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.54%	2.00%	0.95%	(2.83)%	(2.91)%	(2.72)%	2.01%	2.03%	2.17%

Cumulative Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.54%	2.00%	0.95%	(13.39)%	(13.71)%	(12.88)%	19.44%	19.67%	21.17%

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/TOPIX 150 Index™ (the “Index”). The Index is comprised of approximately 70% of the market value of the Japanese equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (5.23)%, while the total return for the Index was (5.56)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Cyclical	27.20%

Industrial	21.46

Financial	15.99

Consumer Non-Cyclical	9.97

Basic Materials	6.65

Communications	5.82

Technology	5.51

Utilities	5.02

Energy	1.46

Short-Term And Other Net Assets	0.92

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Toyota Motor Corp.	5.49%

Mitsubishi UFJ Financial Group Inc.	3.78

Honda Motor Co. Ltd.	3.17

Canon Inc.	2.97

Sumitomo Mitsui Financial Group Inc.	2.35

Nippon Telegraph and Telephone Corp.	2.00

Mitsubishi Corp.	1.99

Takeda Pharmaceutical Co. Ltd.	1.89

Mizuho Financial Group Inc.	1.80

Sony Corp.	1.78

TOTAL	27.22%

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns						Cumulative Total Returns

Year Ended 9/30/10			Inception to 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.58%	17.89%	19.24%	25.68%	26.01%	25.09%	34.39%	34.85%	33.45%

Total returns for the period since inception are calculated from the inception date of the Fund (6/16/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P Emerging Markets Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Emerging Markets Infrastructure Index™ (the “Index”). The Index is designed to track performance of 30 of the largest publicly listed companies in the infrastructure industry in the emerging markets. The Index includes three distinct infrastructure sub-sectors: energy, transportation and utilities. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 5.55%, while the total return for the Index was 6.22%.

PORTFOLIO ALLOCATION As of 9/30/10
Industry/Investment Type	Percentage of Net Assets
Electric – Integrated	24.30%

Petrochemicals	13.40

Electric – Generation	11.11

Airport Development/Maintenance	10.20

Exchange-Traded Funds	8.75

Diversified Operations	7.26

Oil – Field Services	5.45

Marine Services	4.68

Public Thoroughfares	4.10

Gas – Distribution	3.83

Steel Pipe & Tube	3.05

Transportation – Services	2.92

Short-Term and Other Net Assets	0.95

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Ultrapar Participacoes SA SP ADR (Brazil)	13.40%

China Merchants Holdings (International) Co. Ltd. (China)	7.26

Companhia Energetica de Minas Gerais Preferred SP ADR (Brazil)	6.86

CEZ AS (Czech Republic)	6.10

China Oilfield Services Ltd. Class H (China)	5.45

COSCO Pacific Ltd. (China)	4.68

CPFL Energia SA SP ADR (Brazil)	4.32

Korea Electric Power Corp. SP ADR (South Korea)	4.25

iShares MSCI Malaysia Index Fund	3.90

PT Perusahaan Gas Negara Tbk (Indonesia)	3.83

TOTAL	60.05%

FUND PERFORMANCE OVERVIEWS	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/10 to 9/30/10)
S&P Asia 50
Actual	$1,000.00	$1,063.40	0.53%	$2.74
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.53	2.69
S&P Developed ex-U.S. Property
Actual	1,000.00	1,095.50	0.48	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.48	2.43
S&P Europe 350
Actual	1,000.00	1,008.00	0.60	3.02
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.60	3.04
S&P Latin America 40
Actual	1,000.00	1,063.60	0.50	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/10 to 9/30/10)
S&P/TOPIX 150
Actual	$1,000.00	$ 947.70	0.50%	$2.44
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54
S&P Emerging Markets Infrastructure
Actual	1,000.00	1,055.50	0.70	3.61
Hypothetical (5% return before expenses)	1,000.00	1,021.60	0.70	3.55

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.62%

CHINA – 25.47%
China Construction Bank Corp. Class H	11,076,000	$9,701,772
China Life Insurance Co. Ltd. Class H	1,248,000	4,927,246
China Mobile Ltd.	877,500	8,980,495
China Petroleum & Chemical Corp. Class H	2,808,000	2,488,541
CNOOC Ltd.[a]	2,652,000	5,137,840
Industrial and Commercial Bank of China Ltd. Class H	8,892,000	6,620,435
PetroChina Co. Ltd. Class H	3,510,000	4,082,762

		41,939,091

HONG KONG – 17.85%
BOC Hong Kong (Holdings) Ltd.	604,500	1,915,537
Cheung Kong (Holdings) Ltd.	234,000	3,544,724
CLP Holdings Ltd.	331,500	2,645,356
Esprit Holdings Ltd.	218,440	1,184,605
Hang Seng Bank Ltd.	124,800	1,834,254
Hong Kong and China Gas Co. Ltd. (The)	741,400	1,875,657
Hong Kong Exchanges and Clearing Ltd.	179,400	3,531,059
Hongkong Electric Holdings Ltd.	214,500	1,302,771
Hutchison Whampoa Ltd.	364,000	3,394,683
Li & Fung Ltd.[a]	468,000	2,631,415
Sun Hung Kai Properties Ltd.	234,000	4,039,056
Swire Pacific Ltd. Class A	108,500	1,494,055

		29,393,172

SINGAPORE – 9.38%
DBS Group Holdings Ltd.	281,500	3,013,281
Keppel Corp. Ltd.	195,000	1,331,281
Oversea-Chinese Banking Corp. Ltd.[a]	468,000	3,148,820
Singapore Airlines Ltd.	87,000	1,079,439
Singapore Telecommunications Ltd.	1,248,000	2,979,222
United Overseas Bank Ltd.	164,000	2,284,168
Wilmar International Ltd.[a]	351,000	1,603,763

		15,439,974

Security	Shares	Value
SOUTH KOREA – 27.04%
Hyundai Heavy Industries Co. Ltd.[a]	11,349	$3,259,634
Hyundai Mobis Co. Ltd.	12,792	2,883,178
Hyundai Motor Co. Ltd.[a]	29,367	3,940,496
KB Financial Group Inc.	64,746	2,782,332
Korea Electric Power Corp.[b]	43,290	1,116,182
KT&G Corp.[a]	23,132	1,379,501
LG Electronics Inc.	15,717	1,324,625
POSCO	12,090	5,471,116
Samsung C&T Corp.	22,620	1,233,908
Samsung Electronics Co. Ltd.	24,570	16,742,723
Shinhan Financial Group Co. Ltd.	79,958	3,060,879
SK Energy Co. Ltd.	10,535	1,344,304

		44,538,878

TAIWAN – 19.88%
AU Optronics Corp.[b]	1,248,273	1,294,562
Cathay Financial Holding Co. Ltd.	1,187,887	1,815,585
China Steel Corp.	1,852,818	1,915,594
Chunghwa Telecom Co. Ltd.	741,689	1,661,835
Formosa Chemicals & Fibre Corp.	546,490	1,320,679
Formosa Plastics Corp.	741,030	1,819,279
Hon Hai Precision Industry Co. Ltd.	1,443,247	5,428,085
HTC Corp.	139,725	3,170,943
MediaTek Inc.	196,112	2,755,731
Nan Ya Plastics Corp.	975,010	2,134,683
Taiwan Semiconductor Manufacturing Co. Ltd.	4,290,343	8,514,356
United Microelectronics Corp.	2,067,430	916,534

		32,747,866

TOTAL COMMON STOCKS (Cost: $137,885,792)		164,058,981

SHORT-TERM INVESTMENTS – 5.23%

MONEY MARKET FUNDS – 5.23%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.31%[c,d,e]	7,135,428	7,135,428
BlackRock Cash Funds: Prime,
SL Agency Shares 0.29%[c,d,e]	1,446,279	1,446,279

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

September 30, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[c,d]	29,363	$29,363

		8,611,070

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,611,070)		8,611,070

TOTAL INVESTMENTS
IN SECURITIES – 104.85%
(Cost: $146,496,862)		172,670,051

Other Assets, Less Liabilities – (4.85)%		(7,989,323)

NET ASSETS – 100.00%		$164,680,728

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.54%

AUSTRALIA – 15.16%
Abacus Property Group	324,756	$136,784
ALE Property Group	30,204	61,122
Ardent Leisure Group	79,668	82,153
Aspen Group Ltd.	158,436	69,033
Astro Japan Property Trust	168,912	52,336
Australand Property Group	62,676	164,459
BGP Holdings PLC[a]	1,986,852	271
Bunnings Warehouse Property Trust	85,860	153,382
Centro Retail Group[b]	327,276	52,286
CFS Retail Property Trust	583,524	1,070,670
Challenger Diversified Property Group	144,000	71,108
Charter Hall Group	234,324	132,727
Charter Hall Office REIT	105,444	249,115
Charter Hall Retail REIT	68,904	191,476
Commonwealth Property Office Fund	507,924	452,454
Cromwell Group	207,072	142,353
Dexus Property Group	1,192,716	987,394
EDT Retail Trust[b]	293,616	20,185
FKP Property Group	175,788	144,676
Goodman Group	1,627,272	1,016,266
GPT Group	435,060	1,238,466
ING Industrial Fund	635,040	301,290
ING Office Fund	730,764	424,537
Lend Lease Group	129,384	953,351
Mirvac Group	859,932	1,107,397
Peet Ltd.	35,496	63,754
Stockland Corp. Ltd.	605,160	2,250,033
Sunland Group Ltd.[b]	61,596	44,432
Valad Property Group[b]	624,996	45,992
Westfield Group	538,020	6,386,699

		18,066,201

AUSTRIA – 1.65%
Atrium European Real Estate Ltd.	48,744	271,239
CA Immobilien Anlagen AGb	20,052	286,069
conwert Immobilien Invest SE	19,512	281,428
IMMOEAST AG Escrow[a,b]	100,152	14
IMMOFINANZ AGb	268,128	1,000,777

Security	Shares	Value
IMMOFINANZ AG Escrow[a,b]	112,716	$15
Sparkassen Immobilien AGb	16,560	125,247

		1,964,789

BELGIUM – 0.77%
Befimmo SCA	3,492	295,571
Cofinimmo SA	3,564	473,761
Intervest Offices NV	1,296	40,676
Warehouses De Pauw SCA	2,016	103,650

		913,658

CANADA – 4.03%
Allied Properties Real Estate Investment Trust	4,644	102,762
Artis Real Estate Investment Trust	7,956	107,259
Boardwalk Real Estate Investment Trust	7,056	323,275
Brookfield Properties Corp.	60,876	953,626
Calloway Real Estate Investment Trust	11,556	272,158
Canadian Apartment Properties Real Estate Investment Trust	10,476	173,604
Canadian Real Estate Investment Trust	8,820	268,680
Chartwell Seniors Housing Real Estate Investment Trust	17,892	156,796
Cominar Real Estate Investment Trust	8,424	178,030
Crombie Real Estate Investment Trust	4,500	56,280
Dundee Real Estate Investment Trust	5,076	138,992
Extendicare Real Estate Investment Trust	11,448	114,385
First Capital Realty Inc.	16,308	246,404
H&R Real Estate Investment Trust	18,612	358,324
InnVest Real Estate Investment Trust	10,620	74,434
Killam Properties Inc.	11,520	109,041
Melcor Developments Ltd.	4,068	46,595
Morguard Real Estate Investment Trust	6,804	91,198
Northern Property Real Estate Investment Trust	3,096	77,351

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2010

Security	Shares	Value
NorthWest Healthcare Properties Real Estate Investment Trust	2,736	$30,938
Primaris Retail Real Estate Investment Trust	9,900	188,378
RioCan Real Estate Investment Trust	31,248	698,157
Whiterock Real Estate Investment Trust	2,376	40,416

		4,807,083

DENMARK – 0.06%
Jeudan A/S	504	38,224
TK Development A/Sb	8,604	34,992

		73,216

FINLAND – 0.40%
Citycon OYJ	33,156	141,678
Sponda OYJ	50,292	244,425
Technopolis OYJ	16,704	93,270

		479,373

FRANCE – 7.71%
Fonciere des Regions	8,028	856,730
Gecina SA	6,480	769,646
Icade	5,616	590,816
Klepierre	23,400	903,744
Mercialys	11,736	458,229
Societe de la Tour Eiffel	1,512	120,074
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,412	311,867
Unibail-Rodamco SE	23,292	5,171,986

		9,183,092

GERMANY – 0.95%
Alstria Office REIT AG	6,156	85,638
Colonia Real Estate AGb	6,444	36,949
Deutsche EuroShop AG	8,928	316,840
Deutsche Wohnen AG Bearer[b]	16,452	196,011
DIC Asset AG	5,681	56,764
GAGFAH SA	23,040	183,693
IVG Immobilien AGb	21,744	157,894
PATRIZIA Immobilien AGb	7,380	32,644
TAG Immobilien AGb	9,468	68,842

		1,135,275

Security	Shares	Value
HONG KONG – 23.52%
Champion REIT	540,000	$278,236
Cheung Kong (Holdings) Ltd.	360,000	5,453,421
Chinese Estates Holdings Ltd.	126,000	209,697
Emperor International Holdings Ltd.	144,000	30,977
Far East Consortium International Ltd.	252,000	74,660
Great Eagle Holdings Ltd.	72,000	219,806
GZI Real Estate Investment Trust	216,000	108,234
Hang Lung Group Ltd.	216,000	1,409,264
Hang Lung Properties Ltd.[c]	504,000	2,460,532
Henderson Land Development Co. Ltd.	252,929	1,800,073
HKR International Ltd.	172,800	77,906
Hongkong Land Holdings Ltd.	288,000	1,788,480
Hopewell Holdings Ltd.	162,000	523,779
Hopson Development Holdings Ltd.[c]	144,000	160,820
Hysan Development Co. Ltd.	144,000	515,664
K. Wah International Holdings Ltd.[c]	288,000	113,891
Kerry Properties Ltd.	162,000	880,616
Kowloon Development Co. Ltd.	72,000	80,410
Lai Fung Holdings Ltd.	1,404,000	52,448
Lai Sun Development Co. Ltd.[b]	1,548,000	38,285
Link REIT (The)	576,000	1,706,513
New World China Land Ltd.	432,000	160,264
Pacific Century Premium Developments Ltd.	180,000	32,461
Prosperity REIT	252,000	54,534
Regal Real Estate Investment Trust	288,000	74,567
Shui On Land Ltd.	630,000	308,378
Silver Grant International Industries Ltd.	288,000	90,890
Sino Land Co. Ltd.	576,000	1,191,591
Sinolink Worldwide Holdings Ltd.	576,000	90,519
SRE Group Ltd.	576,000	59,357
Sun Hung Kai Properties Ltd.	396,000	6,835,326
Sunlight Real Estate Investment Trust	288,000	76,051
TAI Cheung Holdings Ltd.	72,000	49,062
Tian An China Investments Co. Ltd.	252,200	170,880
Tomson Group Ltd.	192,953	75,807
Wheelock and Co. Ltd.	216,000	722,022

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2010

Security	Shares	Value
Zhuguang Holdings Group Co. Ltd.[b]	216,000	$49,526

		28,024,947

ITALY – 0.27%
Beni Stabili SpA	203,120	191,059
Immobiliare Grande Distribuzione SpA	43,488	71,422
Pirelli & C. Real Estate SpA[b]	91,008	55,165

		317,646

JAPAN – 20.24%
Advance Residence Investment Corp.[b]	252	424,424
AEON Mall Co. Ltd.	18,000	437,180
BLife Investment Corp.[c]	36	195,643
DA Office Investment Corp.	72	187,455
Daibiru Corp.	10,800	79,895
Daito Trust Construction Co. Ltd.	18,000	1,075,174
Daiwa House Industry Co. Ltd.	144,000	1,447,929
Frontier Real Estate Investment Corp.	36	296,912
Fukuoka REIT Corp.	36	228,824
Global One Real Estate Investment Corp. Ltd.	36	262,868
Heiwa Real Estate Co. Ltd.	36,000	85,755
Heiwa Real Estate REIT Inc.	144	77,050
Hulic Co. Ltd.	14,400	97,735
Iida Home Max Co. Ltd.	3,600	28,054
Japan Excellent Inc.	36	179,914
Japan Logistics Fund Inc.	36	295,619
Japan Prime Realty Investment Corp.	144	316,821
Japan Real Estate Investment Corp.	108	981,230
Japan Rental Housing Investments Inc.	72	25,080
Japan Retail Fund Investment Corp.	360	506,344
Kenedix Realty Investment Corp.	72	272,349
Leopalace21 Corp.[b,c]	28,800	47,920
MID REIT Inc.	36	80,498
Mitsubishi Estate Co. Ltd.	324,000	5,266,842
Mitsui Fudosan Co. Ltd.	216,000	3,640,507
Mori Hills REIT Investment Corp.	36	90,754
MORI TRUST Sogo REIT Inc.	36	303,807
Nippon Accommodations Fund Inc.	36	206,631

Security	Shares	Value
Nippon Building Fund Inc.	144	$1,260,043
Nippon Commercial Investment Corp.	72	79,205
Nomura Real Estate Holdings Inc.	21,600	306,392
Nomura Real Estate Office Fund Inc.	72	399,473
Nomura Real Estate Residential Fund Inc.	36	158,583
NTT Urban Development Corp.	252	211,760
ORIX JREIT Inc.	72	350,778
Premier Investment Corp.	36	165,047
Sankei Building Co. Ltd. (The)	7,200	39,215
Sekisui House SI Investment Co.	36	126,823
Shoei Co. Ltd.	7,200	52,574
Sumitomo Realty & Development Co. Ltd.	108,000	2,230,069
TOC Co. Ltd.	10,800	47,187
Tokyo Tatemono Co. Ltd.	108,000	413,694
Tokyo Theatres Co. Inc.	36,000	50,850
Tokyu Land Corp.	108,000	447,307
TOKYU REIT Inc.	36	189,179
Top REIT Inc.	36	201,676
United Urban Investment Corp.	36	247,785

		24,116,854

LUXEMBOURG – 0.18%
ProLogis European Properties[b]	35,064	211,822

		211,822

NETHERLANDS – 2.66%
Corio NV	23,112	1,582,359
Eurocommercial Properties NV	9,180	426,106
Nieuwe Steen Investments NV	8,951	179,388
Plaza Centers NVb	22,680	40,117
VastNed Offices/Industrial NV	5,652	93,365
VastNed Retail NV	4,680	318,978
Wereldhave NV	5,436	528,392

		3,168,705

NEW ZEALAND – 0.42%
AMP NZ Office Trust	211,752	115,258
Goodman Property Trust	194,364	135,816
ING Property Trust	136,368	73,223
Kiwi Income Property Trust	234,828	174,455

		498,752

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2010

Security	Shares	Value
NORWAY – 0.20%
Norwegian Property ASA[b]	136,476	$236,541

		236,541

SINGAPORE – 9.20%
AIMS AMP Capital Industrial REIT	252,000	42,149
Allgreen Properties Ltd.	216,000	193,774
Ascendas India Trust	144,000	109,477
Ascendas Real Estate Investment Trust	396,935	660,879
Ascott Residence Trust[c]	118,800	103,866
Bukit Sembawang Estates Ltd.	36,000	131,372
Cambridge Industrial Trust	288,000	119,330
CapitaCommercial Trust	468,000	526,582
CapitaLand Ltd.	828,000	2,555,731
CapitaMall Trust Management Ltd.	612,000	1,000,342
CapitaMalls Asia Ltd.	216,000	354,704
CapitaRetail China Trust	108,000	102,634
CDL Hospitality Trusts	144,000	233,185
City Developments Ltd.[c]	144,000	1,396,921
Fortune REIT	252,000	125,948
Frasers Centrepoint Trust	108,000	121,519
Frasers Commercial Trust	720,000	84,844
GuocoLand Ltd.	72,000	129,182
Ho Bee Investment Ltd.	72,000	90,866
Hong Fok Corp. Ltd.[b]	108,400	45,738
K-REIT Asia	72,000	70,612
Keppel Land Ltd.	180,000	554,225
Lippo-Mapletree Indonesia Retail Trust	108,000	41,054
Mapletree Logistics Trust	288,000	190,489
Parkway Life REIT[c]	72,000	87,581
Saizen REIT	216,000	25,453
Singapore Land Ltd.	36,000	192,953
Starhill Global REIT	396,000	174,615
Suntec REIT	468,000	537,256
United Industrial Corp. Ltd.	116,000	206,363
UOL Group Ltd.	144,000	506,877
Wheelock Properties (Singapore) Ltd.	72,000	103,455
Wing Tai Holdings Ltd.	108,000	142,046

		10,962,022

Security	Shares	Value
SPAIN – 0.25%
Inmobiliaria Colonial SAb	1,917,828	$248,731
Realia Business SAb	23,688	49,640

		298,371

SWEDEN – 2.00%
Castellum AB	45,936	611,861
Fabege AB	35,568	358,029
Fastighets AB Balder Class Bb	11,736	59,983
HEBA Fastighets AB	7,200	66,859
Hufvudstaden AB Class A	28,836	311,258
Klovern AB	26,388	127,029
Kungsleden AB	36,936	314,177
Wallenstam AB Class B	10,476	267,716
Wihlborgs Fastigheter AB	9,612	264,915

		2,381,827

SWITZERLAND – 1.84%
Allreal Holding AG Registered	2,160	294,058
Intershop Holdings AG	252	76,094
Mobimo Holding AG Registered[b]	1,368	256,251
PSP Swiss Property AG Registered[b]	8,917	663,105
Swiss Prime Site AG Registered[b]	12,168	868,742
Zueblin Immobilien Holding AG Registered[b]	10,080	36,938

		2,195,188

UNITED KINGDOM – 8.03%
Big Yellow Group PLC	29,988	154,241
British Land Co. PLC	225,972	1,655,804
Capital & Counties Properties PLC[b]	117,828	243,604
Capital & Regional PLC[b]	67,320	36,599
Capital Shopping Centres Group PLC	118,656	687,519
CLS Holdings PLC[b]	6,336	52,367
Daejan Holdings PLC	1,656	67,848
Derwent London PLC	22,140	524,719
Development Securities PLC	32,184	116,773
Grainger PLC	108,344	187,460
Great Portland Estates PLC	81,432	437,958
Hammerson PLC	182,592	1,134,514
Hansteen Holdings PLC	118,656	136,961
Helical Bar PLC	24,264	113,788
Invista Foundation Property Trust Ltd.	102,708	67,976

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

September 30, 2010

Security	Shares	Value
Land Securities Group PLC	197,532	$1,993,691
Metric Property Investments PLC[b]	31,896	53,277
Minerva PLC[b]	31,356	46,446
Primary Health Properties PLC	18,468	87,451
Raven Russia Ltd.	143,748	114,392
Safestore Holdings PLC	42,696	83,259
SEGRO PLC	192,276	827,159
Shaftesbury PLC	59,328	404,714
St. Modwen Properties PLC	41,292	110,420
UNITE Group PLC[b]	42,372	146,894
Workspace Group PLC	241,200	81,718

		9,567,552

TOTAL COMMON STOCKS (Cost: $132,429,973)		118,602,914

RIGHTS – 0.00%

SINGAPORE – 0.00%
Mapletree Logistics Trust[a,b]	23,040	963

		963

TOTAL RIGHTS (Cost: $0)		963

SHORT-TERM INVESTMENTS – 1.31%

MONEY MARKET FUNDS – 1.31%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.31%[d,e,f]	1,290,035	1,290,035
BlackRock Cash Funds: Prime,
SL Agency Shares 0.29%[d,e,f]	261,477	261,477
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.13%[d,e]	6,764	6,764

		1,558,276

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,558,276)		1,558,276

Value
TOTAL INVESTMENTS IN SECURITIES – 100.85% (Cost: $133,988,249)	$120,162,153

Other Assets, Less Liabilities – (0.85)%	(1,013,013)

NET ASSETS – 100.00%	$119,149,140

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.12%

AUSTRIA – 0.36%
Erste Group Bank AG	42,140	$1,689,643
OMV AG	27,520	1,031,681
Telekom Austria AG	58,880	887,429
voestalpine AG	21,120	779,069

		4,387,822

BELGIUM – 1.62%
Ageas	437,120	1,253,189
Anheuser-Busch InBev NV	140,480	8,275,454
Belgacom SA	29,449	1,150,030
Colruyt SAa	3,230	855,021
Delhaize Group SA	18,880	1,371,229
Dexia SAb	208,320	919,176
Groupe Bruxelles Lambert SA	15,360	1,281,655
KBC Groep NVb	38,720	1,739,377
Solvay SA	11,200	1,196,462
UCB SA	20,160	699,483
Umicore	22,290	964,946

		19,706,022

DENMARK – 1.26%
A.P. Moller – Maersk A/S Class B	208	1,741,367
Carlsberg A/S Class B	19,200	2,004,873
Danske Bank A/Sb	103,243	2,494,688
Novo Nordisk A/S Class B	64,320	6,392,291
Novozymes A/S Class B	8,960	1,141,605
Vestas Wind Systems A/Sb	38,400	1,449,136

		15,223,960

FINLAND – 1.53%
Fortum OYJ	82,880	2,171,307
Kone OYJ Class B	38,400	1,986,859
Metso OYJ	24,640	1,130,928
Nokia OYJ	700,800	7,051,120
Sampo OYJ Class A	89,280	2,414,544
Stora Enso OYJ Class R	113,280	1,121,212
UPM-Kymmene OYJ	97,280	1,669,381
Wartsila OYJ Class B	15,360	1,003,809

		18,549,160

FRANCE – 15.74%
Accor SA	29,120	1,064,828

Security	Shares	Value
Air France-KLM[b]	27,840	$427,581
Alcatel-Lucent[b]	434,560	1,465,356
ALSTOM	38,400	1,961,695
AXA	348,138	6,095,444
BNP Paribas	200,555	14,284,033
Bouygues SA	43,840	1,884,390
Cap Gemini SA	28,485	1,431,069
Carrefour SA	114,560	6,164,404
Casino Guichard-Perrachon SA	10,560	968,214
Christian Dior SA	10,240	1,340,369
Compagnie de Saint-Gobain	81,600	3,634,994
Compagnie Generale des Etablissements Michelin Class Ba	27,840	2,121,181
Credit Agricole SA	200,545	3,138,936
Danone SA	120,640	7,226,117
Dassault Systemes SA	10,884	801,783
Edenred SAb	27,851	552,463
Electricite de France	53,120	2,294,516
Essilor International SA	40,320	2,778,116
European Aeronautic Defence and Space Co. NVb	75,840	1,894,206
France Telecom SA	361,600	7,824,457
GDF Suez	229,760	8,236,936
Hermes International	14,080	3,219,690
L’Air Liquide SA	53,209	6,500,640
L’Oreal SA	46,080	5,188,689
Lafarge SA	35,200	2,018,313
Lagardere SCA	24,000	938,876
LVMH Moet Hennessy Louis Vuitton SA	48,000	7,050,989
Pernod Ricard SA	33,600	2,809,583
PPR SA	14,080	2,282,616
PSA Peugeot Citroen SAb	30,400	1,023,649
Publicis Groupe SA	23,040	1,095,865
Renault SAb	39,040	2,011,712
Safran SA	39,360	1,108,001
Sanofi-Aventis	205,120	13,686,465
Schneider Electric SA	50,240	6,379,341
SES SA FDR	56,000	1,348,218
Societe Generale	139,404	8,040,785
Societe Television Francaise 1	22,400	349,229
Sodexo	18,560	1,206,095

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2010

Security	Shares	Value
STMicroelectronics NV	125,120	$959,291
Suez Environnement SA	51,520	953,041
Technip SA	20,160	1,623,549
Thales SA	16,960	620,754
Total SA	439,360	22,675,991
Unibail-Rodamco SE	16,960	3,765,966
Valeo SAb	14,720	682,954
Vallourec SA	20,160	2,005,561
Veolia Environnement	91,840	2,422,342
Vinci SA	102,720	5,156,383
Vivendi SA	228,480	6,254,017

		190,969,693

GERMANY – 10.97%
Adidas AG	39,360	2,440,075
Allianz SE Registered	85,120	9,633,468
BASF SE	172,160	10,871,450
Bayer AG	154,880	10,815,273
Bayerische Motoren Werke AG	59,840	4,202,320
Beiersdorf AG	18,560	1,137,682
Commerzbank AGb	127,360	1,057,142
Daimler AG Registered[b]	167,040	10,594,884
Deutsche Bank AG Registered	57,105	3,129,696
Deutsche Boerse AG	36,160	2,416,202
Deutsche Lufthansa AG Registered[b]	43,200	795,300
Deutsche Post AG Registered	157,760	2,865,552
Deutsche Telekom AG Registered	554,560	7,597,355
E.ON AG	356,480	10,526,602
Fresenius Medical Care AG & Co. KGaA	35,200	2,177,135
HeidelbergCement AG	26,240	1,266,338
Hochtief AG	8,320	721,490
Infineon Technologies AGb	203,520	1,411,734
K+S AG	26,760	1,604,337
Linde AG	31,680	4,129,468
MAN SE	18,506	2,020,142
Merck KGaA	12,160	1,022,944
METRO AG	24,320	1,585,380
Muenchener Rueckversicherungs- Gesellschaft AG Registered	35,840	4,971,166
Puma AG	960	317,163

Security	Shares	Value
QIAGEN NVb	44,480	$797,004
RWE AG	76,800	5,195,190
Salzgitter AG	7,040	456,667
SAP AG	163,840	8,116,029
Siemens AG Registered	152,640	16,135,192
ThyssenKrupp AG	62,720	2,048,159
TUI AGb	30,400	372,481
Volkswagen AG	6,400	706,235

		133,137,255

GREECE – 0.24%
Alpha Bank AEb	91,980	577,627
EFG Eurobank Ergasias SAb	56,456	340,666
Hellenic Telecommunications Organization SA SP ADR	98,135	346,417
National Bank of Greece SA SP ADR[b]	468,431	1,063,338
OPAP SA	37,070	587,053

		2,915,101

IRELAND – 0.35%
Anglo Irish Bank Corp. Ltd.[c]	211,770	29
CRH PLC	132,480	2,177,576
Elan Corp. PLC[b]	92,160	519,120
Kerry Group PLC Class A	25,920	910,659
Ryanair Holdings PLC SP ADR	22,052	679,422

		4,286,806

ITALY – 4.69%
Assicurazioni Generali SpA	245,760	4,955,508
Atlantia SpA	53,394	1,107,982
Banca Monte dei Paschi di Siena SpA[b]	664,960	922,329
Banca Popolare di Milano Scrl	75,840	362,379
Banco Popolare SpA	118,400	709,599
Enel SpA	1,206,400	6,439,685
Eni SpA	521,600	11,272,364
Fiat SpA	143,040	2,210,551
Finmeccanica SpA	73,610	875,791
Intesa Sanpaolo SpA	1,800,640	5,856,745
Luxottica Group SpA	28,545	781,731
Mediaset SpA	137,920	979,100
Mediobanca SpA[b]	87,699	816,536
Pirelli & C. SpA	42,632	347,461
Saipem SpA	47,244	1,894,938

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2010

Security	Shares	Value
Snam Rete Gas SpA	332,160	$1,684,623
Telecom Italia SpA	1,805,440	2,526,408
Tenaris SA	86,400	1,659,604
Terna SpA	243,200	1,035,062
UniCredit SpA	3,616,960	9,248,643
Unione di Banche Italiane ScpA	118,400	1,149,259

		56,836,298

NETHERLANDS – 4.33%
AEGON NVb	214,400	1,286,412
Akzo Nobel NV	43,200	2,668,989
ArcelorMittal	172,160	5,678,396
ASML Holding NV	80,640	2,412,067
Heineken NV	54,080	2,808,495
ING Groep NV CVA[b]	717,440	7,453,612
Koninklijke Ahold NV	221,440	2,989,242
Koninklijke DSM NV	34,240	1,756,657
Koninklijke KPN NV	301,120	4,663,808
Koninklijke Philips Electronics NV	184,320	5,801,417
Randstad Holding NVb	13,120	596,899
Reed Elsevier NV	135,040	1,705,300
TNT NV	69,760	1,877,110
Unilever NV CVA	320,960	9,606,983
Wolters Kluwer NV	55,680	1,170,622

		52,476,009

NORWAY – 1.08%
DnB NOR ASA	168,960	2,309,561
Norsk Hydro ASA	173,266	1,050,330
Orkla ASA	147,200	1,362,358
Renewable Energy Corp. ASA[b]	110,720	376,617
Statoil ASA	202,560	4,244,068
Telenor ASA	142,720	2,244,546
Yara International ASA	34,560	1,569,782

		13,157,262

PORTUGAL – 0.53%
Banco Comercial Portugues SA Registered	674,610	588,505
Banco Espirito Santo SA Registered	121,920	565,082
BRISA – Auto-estradas de Portugal SA	39,680	256,230
CIMPOR – Cimentos de Portugal SGPS SA	39,040	251,670

Security	Shares	Value
Energias de Portugal SA	511,043	$1,753,958
Galp Energia SGPS SA Class B	51,840	895,973
Portugal Telecom SGPS SA Registered	155,840	2,082,851

		6,394,269

SPAIN – 5.81%
Abertis Infraestructuras SA	59,806	1,116,117
Acciona SA	5,440	460,158
Acerinox SA	25,280	450,558
Actividades de Construcciones y Servicios SAa	33,110	1,655,516
Banco Bilbao Vizcaya Argentaria SA	700,800	9,476,437
Banco de Sabadell SAa	203,428	1,020,343
Banco Popular Espanol SA	173,249	1,099,816
Banco Santander SA	1,540,160	19,590,181
Bankinter SA	52,800	367,405
Enagas SA	36,160	733,821
Ferrovial SA	70,720	662,216
Gamesa Corporacion Tecnologica SAb	37,440	262,466
Gas Natural SDG SA	53,760	802,555
Iberdrola Renovables SA	160,960	535,733
Iberdrola SA	754,240	5,810,535
Industria de Diseno Textil SA	40,640	3,232,922
Red Electrica Corporacion SA	18,832	886,848
Repsol YPF SA	149,120	3,846,620
Telefonica SA	746,880	18,521,781

		70,532,028

SWEDEN – 4.66%
Alfa Laval AB	64,960	1,139,844
Assa Abloy AB Class B	60,160	1,519,519
Atlas Copco AB Class A	131,520	2,542,252
Boliden AB	51,520	781,540
Electrolux AB Class B	50,240	1,239,102
Hennes & Mauritz AB Class B	179,200	6,499,130
Holmen AB Class B	7,680	237,228
Investor AB Class B	83,840	1,705,313
Nordea Bank AB	601,920	6,278,058
Sandvik AB	197,440	3,030,295
Scania AB Class B	56,320	1,245,131
Securitas AB Class B	54,080	583,341

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2010

Security	Shares	Value
Skandinaviska Enskilda Banken AB Class A	313,600	$2,328,744
Skanska AB Class B	74,240	1,362,242
SKF AB Class B	77,440	1,783,391
SSAB AB Class A	36,480	582,657
Svenska Cellulosa AB Class B	112,320	1,710,529
Svenska Handelsbanken AB Class A	88,960	2,919,711
Swedbank AB Class Ab	179,520	2,492,537
Swedish Match AB	47,040	1,256,627
Tele2 AB Class B	59,200	1,244,594
Telefonaktiebolaget LM Ericsson Class B	565,440	6,216,811
TeliaSonera AB	410,880	3,333,167
Volvo AB Class Ab	98,880	1,383,179
Volvo AB Class Bb	213,120	3,134,793

		56,549,735

SWITZERLAND – 12.28%
ABB Ltd. Registered[b]	435,200	9,225,643
Actelion Ltd. Registered[b]	20,800	838,217
Adecco SA Registered	27,520	1,446,494
Baloise Holding AG Registered	9,483	860,017
Clariant AG Registered[b]	43,840	644,845
Compagnie Financiere Richemont SA Class A Bearer Units	56,110	2,717,196
Credit Suisse Group AG Registered	189,760	8,157,961
GAM Holding AGb	38,080	580,779
Geberit AG Registered	7,680	1,375,710
Givaudan SA Registered	1,545	1,587,778
Holcim Ltd. Registered	49,600	3,203,603
Julius Baer Group Ltd.	38,720	1,417,692
Kuehne & Nagel International AG Registered	9,920	1,198,178
Lonza Group AG Registered	9,600	824,935
Nestle SA Registered	652,160	34,946,084
Nobel Biocare Holding AG Registered	22,723	410,524
Novartis AG Registered	493,760	28,479,836
Roche Holding AG Bearer	5,120	736,857
Roche Holding AG Genusschein	131,200	18,022,458
SGS SA Registered	960	1,560,448

Security	Shares	Value
Swatch Group AG (The) Bearer	5,760	$2,179,714
Swiss Life Holding AG Registered[b]	6,012	688,615
Swiss Reinsurance Co. Registered	69,120	3,048,652
Swisscom AG Registered	4,225	1,713,872
Syngenta AG Registered	17,600	4,399,324
UBS AG Registered[b]	717,760	12,254,708
Zurich Financial Services AG Registered	27,520	6,487,390

		149,007,530

UNITED KINGDOM – 33.67%
3i Group PLC	184,000	830,699
Aegis Group PLC	154,019	299,739
Aggreko PLC	52,800	1,306,276
AMEC PLC	62,720	974,505
Anglo American PLC	247,360	9,844,148
ARM Holdings PLC	249,920	1,544,578
Associated British Foods PLC	66,560	1,100,247
AstraZeneca PLC	268,800	13,696,305
Aviva PLC	526,720	3,310,893
BAE Systems PLC	643,840	3,472,851
Barclays PLC	2,258,880	10,664,396
BG Group PLC	635,520	11,201,251
BHP Billiton PLC	413,760	13,203,067
BP PLC	3,520,640	23,733,604
British Airways PLC[a,b]	112,640	430,966
British American Tobacco PLC	373,440	13,973,150
British Land Co. PLC	163,520	1,198,188
British Sky Broadcasting Group PLC	206,532	2,296,073
BT Group PLC	1,455,040	3,209,994
Bunzl PLC	59,520	711,879
Cable & Wireless Communications PLC	500,803	447,852
Cable & Wireless Worldwide PLC	501,440	581,170
Cairn Energy PLC[b]	261,440	1,868,729
Capita Group PLC	114,880	1,422,880
Carnival PLC	33,600	1,324,732
Centrica PLC	963,200	4,910,119
Cobham PLC	223,047	811,913
Compass Group PLC	352,000	2,942,587

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2010

Security	Shares	Value
Cookson Group PLC[b]	51,520	$444,083
Daily Mail & General Trust PLC Class A NVS	53,760	445,601
Diageo PLC	467,520	8,074,433
Drax Group PLC	67,843	409,775
DSG International PLC[b]	704,763	285,527
Experian PLC	189,760	2,072,236
FirstGroup PLC	88,000	503,096
G4S PLC	262,720	1,054,030
GKN PLC	301,388	804,527
GlaxoSmithKline PLC	971,840	19,211,742
Hammerson PLC	133,760	831,102
Hays PLC	267,520	476,782
Home Retail Group PLC	161,600	524,578
HSBC Holdings PLC	3,298,560	33,526,283
IMI PLC	57,600	696,630
Imperial Tobacco Group PLC	190,080	5,682,050
InterContinental Hotels Group PLC	49,280	882,166
International Power PLC	285,120	1,743,254
Invensys PLC	145,600	684,868
ITV PLC[b]	737,280	693,018
J Sainsbury PLC	262,080	1,613,536
Johnson Matthey PLC	40,960	1,137,279
Kingfisher PLC	439,360	1,621,469
Ladbrokes PLC	171,200	362,041
Land Securities Group PLC	142,400	1,437,244
Legal & General Group PLC	1,084,160	1,768,215
Lloyds Banking Group PLC[b]	7,492,160	8,750,719
Logica PLC	298,561	596,559
London Stock Exchange Group PLC	40,320	432,682
Lonmin PLC[b]	28,480	749,027
Man Group PLC	315,520	1,089,358
Marks & Spencer Group PLC	293,760	1,796,543
Misys PLC[b]	76,800	345,637
Mitchells & Butlers PLC[b]	50,880	232,913
National Grid PLC	652,160	5,549,441
Next PLC	34,880	1,218,001
Old Mutual PLC	1,023,680	2,239,005
Pearson PLC	150,400	2,335,639
Persimmon PLC[b]	57,280	360,506
Provident Financial PLC	26,562	344,897

Security	Shares	Value
Prudential PLC	473,600	$4,750,195
Reckitt Benckiser Group PLC	117,023	6,456,017
Reed Elsevier PLC	229,760	1,947,861
Rentokil Initial PLC[b]	343,687	557,830
Resolution Ltd.	290,946	1,123,259
Rexam PLC	161,280	780,226
Rio Tinto PLC	286,080	16,774,457
Rolls-Royce Group PLC[b]	349,255	3,321,400
Royal Bank of Scotland Group PLC[b]	3,251,840	2,419,159
Royal Dutch Shell PLC Class A	665,600	20,096,023
Royal Dutch Shell PLC Class B	504,960	14,776,453
RSA Insurance Group PLC	644,800	1,328,012
SABMiller PLC	173,760	5,573,426
Sage Group PLC (The)	240,320	1,046,338
Schroders PLC	23,680	536,589
Scottish & Southern Energy PLC	173,120	3,049,933
SEGRO PLC	142,080	611,219
Serco Group PLC	90,880	880,734
Severn Trent PLC	44,820	925,925
Shire PLC	105,920	2,393,472
Smith & Nephew PLC	168,000	1,536,784
Smiths Group PLC	72,221	1,387,294
Standard Chartered PLC	317,440	9,134,057
Standard Life PLC	426,893	1,555,278
Tate & Lyle PLC	81,920	602,590
Tesco PLC	1,501,440	10,031,714
Tullow Oil PLC	165,760	3,327,748
Unilever PLC	245,120	7,111,052
United Business Media Ltd.	46,400	460,272
United Utilities Group PLC	125,760	1,135,530
Vodafone Group PLC	9,888,320	24,479,357
Whitbread PLC	33,280	851,669
William Hill PLC	133,760	349,893
Wm Morrison Supermarkets PLC	409,920	1,910,081
Wolseley PLC[b]	52,800	1,330,404
WPP PLC	236,800	2,628,839
Xstrata PLC	362,240	6,952,564

		408,472,937

TOTAL COMMON STOCKS
(Cost: $1,397,549,136)		1,202,601,887

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

September 30, 2010

Security	Shares	Value
PREFERRED STOCKS – 0.22%

GERMANY – 0.22%
Henkel AG & Co. KGaA	33,600	$1,807,307
Porsche Automobil Holding SE	16,320	809,324

		2,616,631

TOTAL PREFERRED STOCKS (Cost: $3,167,238)		2,616,631

RIGHTS – 0.05%

FRANCE – 0.01%
Compagnie Generale des
Etablissements Michelin[a,b]	26,187	73,217

		73,217

GERMANY – 0.04%
Deutsche Bank AGb	117,249	568,243

		568,243

TOTAL RIGHTS (Cost: $0)		641,460

SHORT-TERM INVESTMENTS – 0.53%

MONEY MARKET FUNDS – 0.53%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.31%[d,e,f]	5,285,438	5,285,438
BlackRock Cash Funds: Prime,
SL Agency Shares
0.29%[d,e,f]	1,071,305	1,071,305
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[d,e]	39,333	39,333

		6,396,076

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,396,076)		6,396,076

TOTAL INVESTMENTS IN SECURITIES – 99.92%
(Cost: $1,407,112,450)		1,212,256,054

Other Assets, Less Liabilities – 0.08%		1,004,415

NET ASSETS – 100.00%		$1,213,260,469

FDR – Fiduciary Depository Receipt

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 66.25%

BRAZIL – 25.63%
Centrais Eletricas Brasileiras SA SP ADR	1,872,420	$24,060,597
Companhia Siderurgica Nacional SA SP ADR[a]	5,298,040	93,616,367
Empresa Brasileira de Aeronautica SA SP ADR	1,170,126	33,219,877
Fibria Celulose SA SP ADR[a,b]	1,467,620	25,375,150
Itau Unibanco Holding SA SP ADR	13,213,860	319,511,135
Petroleo Brasileiro SA SP ADR	5,923,720	214,853,324

		710,636,450

CHILE – 12.64%
Banco de Chile SP ADR[a]	424,351	38,132,181
Banco Santander (Chile) SA SP ADR	1,101,320	106,332,446
Empresa Nacional de Electricidad SA SP ADR	1,015,520	54,868,545
Enersis SA SP ADR	2,046,739	48,118,834
LAN Airlines SA SP ADR[a]	1,969,660	57,986,790
Sociedad Quimica y Minera de Chile SA Series B SP ADR	937,640	45,231,754

		350,670,550

MEXICO – 22.54%
Alfa SAB de CV Series A	2,244,100	17,417,419
America Movil SAB de CV Series L	104,192,100	279,121,616
Cemex SAB de CV CPO[a,b]	60,808,024	52,310,274
Fomento Economico Mexicano SAB de CV BD Units	13,398,000	68,469,733
Grupo Carso SAB de CV Series A1	5,170,000	26,156,952
Grupo Modelo SAB de CV Series C	3,102,000	17,134,867
Grupo Televisa SA CPO[a]	10,516,000	40,079,494
Kimberly-Clark de Mexico SAB
de CV Series A	2,200,000	14,087,079
Telefonos de Mexico SAB de CV Series L	25,960,000	19,494,031

Security	Shares	Value
Wal-Mart de Mexico SAB de CV Series V	35,992,000	$90,703,792

		624,975,257

PERU – 5.44%
Compania de Minas Buenaventura SA SP ADR	1,210,220	54,677,740
Credicorp Ltd.	496,100	56,505,790
Southern Copper Corp.	1,133,660	39,814,139

		150,997,669

TOTAL COMMON STOCKS
(Cost: $1,840,046,167)		1,837,279,926

PREFERRED STOCKS – 33.23%

BRAZIL – 33.23%
Banco Bradesco SA SP ADR[a]	6,869,940	140,009,377
Companhia de Bebidas das Americas SP ADR[a]	1,072,280	132,726,818
Companhia Energetica de Minas Gerais SP ADR[a]	3,115,267	51,059,226
Companhia Paranaense de Energia Class B SP ADR	973,060	21,650,585
Gerdau SA SP ADR	4,709,100	64,090,851
Petroleo Brasileiro SA SP ADR	4,257,234	139,722,420
Tele Norte Leste Participacoes SA SP ADR	2,034,120	28,640,410
Vale SA Class A SP ADR	12,384,680	343,674,870

		921,574,557

TOTAL PREFERRED STOCKS
(Cost: $912,988,653)		921,574,557

SHORT-TERM INVESTMENTS – 5.37%

MONEY MARKET FUNDS 5.37%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.31%[c,d,e]	123,793,054	123,793,054
BlackRock Cash Funds: Prime,
SL Agency Shares
0.29%[c,d,e]	25,091,603	25,091,603

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

September 30, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[c,d]	22,099	$22,099

		148,906,756

TOTAL SHORT-TERM INVESTMENTS
(Cost: $148,906,756)		148,906,756

TOTAL INVESTMENTS IN SECURITIES – 104.85%
(Cost: $2,901,941,576)		2,907,761,239

Other Assets, Less Liabilities – (4.85)%		(134,618,898)

NET ASSETS – 100.00%		$2,773,142,341

CPO – Certificates of Participation (Ordinary)

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.08%

ADVERTISING – 0.25%
Dentsu Inc.	12,600	$291,697

		291,697

AGRICULTURE – 0.85%
Japan Tobacco Inc.	297	987,985

		987,985

AIRLINES – 0.49%
All Nippon Airways Co. Ltd.[a]	153,000	565,921

		565,921

AUTO MANUFACTURERS – 10.21%
Honda Motor Co. Ltd.	103,500	3,670,942
Nissan Motor Co. Ltd.	144,000	1,256,596
Suzuki Motor Corp.	25,200	529,701
Toyota Motor Corp.	177,300	6,362,765

		11,820,004

AUTO PARTS & EQUIPMENT – 2.14%
Aisin Seiki Co. Ltd.	11,700	364,697
Bridgestone Corp.	40,500	737,377
Denso Corp.	32,400	959,900
NOK Corp.	6,300	109,575
Toyota Industries Corp.	11,700	312,177

		2,483,726

BANKS – 8.47%
Mitsubishi UFJ Financial Group Inc.	941,400	4,383,584
Mizuho Financial Group Inc.	1,431,000	2,089,801
Shinsei Bank Ltd.[a,b]	99,000	69,918
Sumitomo Mitsui Financial Group Inc.	93,600	2,724,865
Sumitomo Trust and Banking Co. Ltd. (The)	108,000	540,388

		9,808,556

BEVERAGES – 1.10%
Asahi Breweries Ltd.	25,200	503,759
Kirin Holdings Co. Ltd.	54,000	765,980

		1,269,739

BUILDING MATERIALS – 1.43%
Asahi Glass Co. Ltd.	63,000	641,765
Daikin Industries Ltd.	18,000	676,562
JS Group Corp.	17,100	335,081

		1,653,408

Security	Shares	Value
CHEMICALS – 2.83%
Asahi Kasei Corp.	81,000	$446,014
JSR Corp.	12,600	214,324
Mitsubishi Chemical Holdings Corp.	81,000	411,108
Mitsui Chemicals Inc.	63,000	169,679
Nitto Denko Corp.	10,800	422,097
Shin-Etsu Chemical Co. Ltd.	24,300	1,182,422
Sumitomo Chemical Co. Ltd.	99,000	433,732

		3,279,376

COMMERCIAL SERVICES – 0.62%
Dai Nippon Printing Co. Ltd.	36,000	439,119
Toppan Printing Co. Ltd.	36,000	281,398

		720,517

COMPUTERS – 1.15%
Fujitsu Ltd.	126,000	883,840
TDK Corp.	8,100	451,347

		1,335,187

COSMETICS & PERSONAL CARE – 1.49%
Kao Corp.	36,000	876,514
Shiseido Co. Ltd.	23,400	524,918
Unicharm Corp.	8,100	325,784

		1,727,216

DISTRIBUTION & WHOLESALE – 5.48%
ITOCHU Corp.	90,000	823,079
Marubeni Corp.	99,000	559,349
Mitsubishi Corp.	97,200	2,304,922
Mitsui & Co. Ltd.	113,400	1,685,933
Sumitomo Corp.	75,600	973,732

		6,347,015

DIVERSIFIED FINANCIAL SERVICES – 2.08%
Credit Saison Co. Ltd.	10,800	144,276
Daiwa Securities Group Inc.	117,000	471,977
Nomura Holdings Inc.	247,500	1,196,912
ORIX Corp.	7,290	556,742
Promise Co. Ltd.	5,400	40,464

		2,410,371

ELECTRIC – 4.02%
Chubu Electric Power Co. Inc.	42,300	1,044,588
Kansai Electric Power Co. Inc. (The)	47,700	1,157,385
Kyushu Electric Power Co. Inc.	27,000	616,016

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2010

Security	Shares	Value
Tokyo Electric Power Co. Inc. (The)	75,600	$1,842,490

		4,660,479

ELECTRICAL COMPONENTS & EQUIPMENT – 4.82%
Fujikura Ltd.	18,000	90,065
Furukawa Electric Co. Ltd.	45,000	169,140
Hitachi Ltd.	297,000	1,297,642
Mitsubishi Electric Corp.	126,000	1,082,930
Nidec Corp.	6,300	559,564
Sharp Corp.	54,000	537,156
Sumitomo Electric Industries Ltd.	47,700	581,262
Toshiba Corp.	261,000	1,262,198

		5,579,957

ELECTRONICS – 5.53%
Advantest Corp.	11,700	232,628
Fanuc Ltd.	12,600	1,603,280
Hirose Electric Co. Ltd.	1,800	181,207
Hoya Corp.	28,800	701,556
Keyence Corp.	2,751	598,015
Kyocera Corp.	10,800	1,020,014
Murata Manufacturing Co. Ltd.	12,600	663,634
NEC Corp.	171,000	454,417
NGK Insulators Ltd.	18,000	298,851
Secom Co. Ltd.	14,400	649,844

		6,403,446

ENGINEERING & CONSTRUCTION – 0.56%
Kajima Corp.	63,000	151,580
Obayashi Corp.	45,000	178,837
Shimizu Corp.	45,000	166,447
Taisei Corp.	72,000	148,240

		645,104

ENTERTAINMENT – 0.29%
Oriental Land Co. Ltd.	3,600	335,265

		335,265

FOOD – 0.75%
Ajinomoto Co. Inc.	36,000	352,071
Nippon Meat Packers Inc.	9,000	110,103
Nissin Foods Holdings Co. Ltd.	4,500	162,407
Yakult Honsha Co. Ltd.	8,100	249,962

		874,543

FOREST PRODUCTS & PAPER – 0.38%
Nippon Paper Group Inc.	6,300	157,538

Security	Shares	Value
Oji Paper Co. Ltd.	63,000	$278,274

		435,812

GAS – 0.99%
Osaka Gas Co. Ltd.	126,000	453,986
Tokyo Gas Co. Ltd.	153,000	694,123

		1,148,109

HAND & MACHINE TOOLS – 0.41%
SMC Corp.	3,600	474,455

		474,455

HEALTH CARE - PRODUCTS – 0.45%
Terumo Corp.	9,900	524,982

		524,982

HOME BUILDERS – 0.28%
Sekisui House Ltd.	36,000	323,199

		323,199

HOME FURNISHINGS – 3.24%
Panasonic Corp.	125,100	1,693,657
Sony Corp.	66,600	2,057,632

		3,751,289

HOUSEWARES – 0.11%
TOTO Ltd.	18,000	123,246

		123,246

INSURANCE – 3.03%
Dai-ichi Life Insurance Co. Ltd. (The)	585	705,866
MS&AD Insurance Group Holdings Inc.	36,000	826,095
NKSJ Holdings Inc.[a]	99,000	620,972
Tokio Marine Holdings Inc.	50,400	1,358,640

		3,511,573

INTERNET – 1.87%
SoftBank Corp.	56,700	1,853,576
Yahoo! Japan Corp.	900	310,701

		2,164,277

IRON & STEEL – 2.68%
JFE Holdings Inc.	29,725	908,402
Kobe Steel Ltd.	162,000	380,082
Nippon Steel Corp.	360,000	1,223,845
Sumitomo Metal Industries Ltd.	234,000	591,022

		3,103,351

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2010

Security	Shares	Value
MACHINERY – CONSTRUCTION & MINING – 1.17%
Komatsu Ltd.	58,500	$1,357,110

		1,357,110

MACHINERY – DIVERSIFIED – 0.57%
Kubota Corp.	72,000	658,463

		658,463

MANUFACTURING – 2.43%
FUJIFILM Holdings Corp.	29,700	983,008
Kawasaki Heavy Industries Ltd.	99,000	280,859
Konica Minolta Holdings Inc.	31,500	306,931
Mitsubishi Heavy Industries Ltd.	225,000	829,543
Nikon Corp.	22,500	416,926

		2,817,267

MEDIA – 0.12%
Nippon Television Network Corp.	1,080	138,717

		138,717

METAL FABRICATE & HARDWARE – 0.16%
NSK Ltd.	27,000	182,930

		182,930

MINING – 0.76%
Mitsubishi Materials Corp.[a]	81,000	232,703
Mitsui Mining & Smelting Co. Ltd.	36,000	102,993
Sumitomo Metal Mining Co. Ltd.	36,000	549,437

		885,133

OFFICE & BUSINESS EQUIPMENT – 3.52%
Canon Inc.	73,750	3,438,547
Ricoh Co. Ltd.	45,000	634,008

		4,072,555

OIL & GAS – 1.46%
INPEX Corp.	144	677,424
JX Holdings Inc.	146,740	850,158
TonenGeneral Sekiyu K.K	18,000	166,555

		1,694,137

PACKAGING & CONTAINERS – 0.15%
Toyo Seikan Kaisha Ltd.	9,900	178,233

		178,233

PHARMACEUTICALS – 4.70%
Astellas Pharma Inc.	27,928	1,007,935
Daiichi Sankyo Co. Ltd.	42,303	859,834
Eisai Co. Ltd.	16,200	566,050

Security	Shares	Value
Ono Pharmaceutical Co. Ltd.	6,300	$274,126
Shionogi & Co. Ltd.	19,800	362,155
Taisho Pharmaceutical Co. Ltd.	9,000	181,961
Takeda Pharmaceutical Co. Ltd.	47,700	2,189,723

		5,441,784

REAL ESTATE – 2.72%
Daiwa House Industry Co. Ltd.	36,000	361,982
Mitsubishi Estate Co. Ltd.	81,000	1,316,711
Mitsui Fudosan Co. Ltd.	54,000	910,127
Sumitomo Realty & Development Co. Ltd.	27,000	557,517

		3,146,337

RETAIL – 2.26%
AEON Co. Ltd.	43,200	463,337
Fast Retailing Co. Ltd.	3,600	506,775
Marui Group Co. Ltd.	16,200	121,200
Seven & I Holdings Co. Ltd.	49,500	1,158,990
Yamada Denki Co. Ltd.	5,850	362,736

		2,613,038

SEMICONDUCTORS – 0.84%
Rohm Co. Ltd.	6,300	388,377
Tokyo Electron Ltd.	11,700	586,120

		974,497

TELECOMMUNICATIONS – 3.58%
Nippon Telegraph and Telephone Corp.	53,100	2,316,848
NTT Data Corp.	90	284,307
NTT DoCoMo Inc.	927	1,542,411

		4,143,566

TEXTILES – 0.85%
Kuraray Co. Ltd.	21,600	272,521
Teijin Ltd.	63,000	208,140
Toray Industries Inc.	90,000	500,957

		981,618

TOYS, GAMES & HOBBIES – 1.55%
Nintendo Co. Ltd.	7,200	1,797,845

		1,797,845

TRANSPORTATION – 4.24%
Central Japan Railway Co.	108	793,775
East Japan Railway Co.	22,500	1,357,434
Kintetsu Corp.	99,000	334,187

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

September 30, 2010

Security	Shares	Value
Mitsui O.S.K. Lines Ltd.	72,000	$452,478
Nippon Express Co. Ltd.	54,000	204,908
Nippon Yusen K.K	108,000	442,136
Odakyu Electric Railway Co. Ltd.	36,000	332,679
Tokyu Corp.	63,000	278,274
West Japan Railway Co.	108	387,062
Yamato Holdings Co. Ltd.	27,000	326,430

		4,909,363

TOTAL COMMON STOCKS
(Cost: $149,392,739)		114,752,398

SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.31%[c,d,e]	61,737	61,737
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[c,d,e]	12,513	12,513
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[c,d]	30,898	30,898

		105,148

TOTAL SHORT-TERM INVESTMENTS
(Cost: $105,148)		105,148

TOTAL INVESTMENTS IN SECURITIES – 99.17%
(Cost: $149,497,887)		114,857,546

Other Assets, Less Liabilities – 0.83%		964,617

NET ASSETS – 100.00%		$115,822,163

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 83.43%

BRAZIL – 21.15%
Centrais Eletricas Brasileiras SA SP ADR	184,212	$2,367,124
CPFL Energia SA SP ADR	42,398	2,984,396
Ultrapar Participacoes SA SP ADR	151,281	9,258,397

		14,609,917

CHILE – 5.44%
Empresa Nacional de Electricidad SA SP ADR	34,486	1,863,278
Enersis SA SP ADR	80,625	1,895,494

		3,758,772

CHINA – 31.90%
Beijing Capital International Airport Co. Ltd. Class H	3,268,000	1,717,519
China Merchants Holdings (International) Co. Ltd.[a]	1,380,000	5,012,881
China Oilfield Services Ltd. Class H	2,408,000	3,765,602
China Resources Power Holdings Co. Ltd.	774,000	1,663,015
COSCO Pacific Ltd.	2,150,000	3,234,749
Datang International Power Generation Co. Ltd. Class H	2,150,000	897,310
Huaneng Power International Inc. SP ADR	36,292	898,590
Jiangsu Expressway Co. Ltd. Class H	1,464,000	1,533,172
Tianjin Port Development Holdings Ltd.	8,600,000	2,016,179
Zhejiang Expressway Co. Ltd. Class H	1,376,000	1,297,444

		22,036,461

CZECH REPUBLIC – 6.10%
CEZ AS	93,849	4,213,831

		4,213,831

INDONESIA – 3.83%
PT Perusahaan Gas Negara Tbk	6,133,500	2,645,824

		2,645,824

MEXICO – 5.06%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	51,304	1,766,910

Security	Shares	Value
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	36,380	$1,727,322

		3,494,232

RUSSIA – 3.04%
OAO TMK GDR[b,c]	121,905	2,102,861

		2,102,861

SOUTH KOREA – 4.25%
Korea Electric Power Corp. SP ADR[b]	227,298	2,938,963

		2,938,963

TURKEY – 2.66%
TAV Havalimanlari Holding ASa,b	342,796	1,836,682

		1,836,682

TOTAL COMMON STOCKS
(Cost: $52,808,621)		57,637,543

PREFERRED STOCKS – 6.86%

BRAZIL – 6.86%
Companhia Energetica de Minas Gerais SP ADR[a]	289,003	4,736,759

		4,736,759

TOTAL PREFERRED STOCKS
(Cost: $4,319,480)		4,736,759

EXCHANGE-TRADED FUNDS – 8.75%
iShares MSCI Chile Investable Market Index Fund[a,d]	17,200	1,273,144
iShares MSCI Malaysia Index Fund[d]	196,142	2,694,991
iShares MSCI South Korea Index Fund[d]	38,882	2,079,798

		6,047,933

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,928,600)		6,047,933

SHORT-TERM INVESTMENTS – 11.08%

MONEY MARKET FUNDS – 11.08%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.31%[d,e,f]	6,352,011	6,352,011
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[d,e,f]	1,287,489	1,287,489

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

September 30, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.13%[d,e]	12,218	$12,218

		7,651,718

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,651,718)		7,651,718

TOTAL INVESTMENTS IN SECURITIES – 110.12%
(Cost: $69,708,419)		76,073,953

Other Assets, Less Liabilities – (10.12)%		(6,993,268)

NET ASSETS – 100.00%		$69,080,685

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2010

	iShares S&P Asia 50 Index Fund	iShares S&P Developed ex-U.S. Property Index Fund	iShares S&P Europe 350 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$137,885,792	$132,429,973	$1,400,716,374
Affiliated issuers (Note 2)	8,611,070	1,558,276	6,396,076

Total cost of investments	$146,496,862	$133,988,249	$1,407,112,450

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$164,058,981	$118,603,877	$1,205,859,978
Affiliated issuers (Note 2)	8,611,070	1,558,276	6,396,076

Total fair value of investments	172,670,051	120,162,153	1,212,256,054
Foreign currencies, at value[b]	445,375	333,746	3,225,180
Receivables:
Investment securities sold	–	–	1,067,604
Dividends and interest	273,533	371,002	2,938,522
Capital shares sold	2,012,727	–	1,188,272

Total Assets	175,401,686	120,866,901	1,220,675,632

LIABILITIES
Payables:
Investment securities purchased	2,066,718	121,336	–
Securities related to in-kind transactions (Note 4)	–	–	465,545
Collateral for securities on loan (Note 5)	8,581,707	1,551,512	6,356,743
Foreign taxes (Note 1)	9,091	–	–
Investment advisory fees (Note 2)	63,442	44,913	592,875

Total Liabilities	10,720,958	1,717,761	7,415,163

NET ASSETS	$164,680,728	$119,149,140	$1,213,260,469

Net assets consist of:
Paid-in capital	$146,932,385	$155,064,987	$1,559,902,776
Undistributed (distributions in excess of) net investment income	1,706,017	(1,355,512)	3,444,639
Accumulated net realized loss	(10,136,675)	(20,740,267)	(155,376,723)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	26,179,001	(13,820,068)	(194,710,223)

NET ASSETS	$164,680,728	$119,149,140	$1,213,260,469

Shares outstanding[c]	3,900,000	3,600,000	32,000,000

Net asset value per share	$42.23	$33.10	$37.91

[a]	Securities on loan with values of $8,164,118, $1,472,561 and $5,779,893, respectively. See Note 5.
[b]	Cost of foreign currencies: $445,325, $331,888 and $3,192,986, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	37

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2010

	iShares S&P Latin America 40 Index Fund	iShares S&P /Topix 150 Index Fund	iShares S&P Emerging Markets Infrastructure Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,753,034,820	$149,392,739	$57,128,101
Affiliated issuers (Note 2)	148,906,756	105,148	12,580,318

Total cost of investments	$2,901,941,576	$149,497,887	$69,708,419

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,758,854,483	$114,752,398	$62,374,302
Affiliated issuers (Note 2)	148,906,756	105,148	13,699,651

Total fair value of investments	2,907,761,239	114,857,546	76,073,953
Foreign currencies, at value[b]	2,718,947	169,465	52,482
Cash	150,756	–	–
Receivables:
Dividends and interest	12,476,580	962,234	631,302

Total Assets	2,923,107,522	115,989,245	76,757,737

LIABILITIES
Payables:
Investment securities purchased	–	45,702	–
Collateral for securities on loan (Note 5)	148,884,657	74,250	7,639,500
Investment advisory fees (Note 2)	1,080,524	47,130	37,552

Total Liabilities	149,965,181	167,082	7,677,052

NET ASSETS	$2,773,142,341	$115,822,163	$69,080,685

Net assets consist of:
Paid-in capital	$3,008,967,781	$162,037,337	$63,098,133
Undistributed net investment income	5,926,644	836,934	519,259
Accumulated net realized loss	(247,612,032)	(12,418,308)	(902,917)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	5,859,948	(34,633,800)	6,366,210

NET ASSETS	$2,773,142,341	$115,822,163	$69,080,685

Shares outstanding[c]	55,000,000	2,700,000	2,150,000

Net asset value per share	$50.42	$42.90	$32.13

[a]	Securities on loan with values of $144,706,112, $70,112 and $7,281,494, respectively. See Note 5.
[b]	Cost of foreign currencies: $2,678,662, $168,133 and $51,844, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares S&P Asia 50 Index Fund	iShares S&P Developed ex-U.S. Property Index Fund	iShares S&P Europe 350 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$3,151,125	$2,317,076	$25,813,129
Interest from unaffiliated issuers	–	–	385
Interest from affiliated issuers (Note 2)	124	30	355
Securities lending income from affiliated issuers (Note 2)	21,064	9,371	60,736

Total investment income	3,172,313	2,326,477	25,874,605

EXPENSES
Investment advisory fees (Note 2)	374,305	256,075	3,645,497
Foreign taxes (Note 1)	20,723	–	5,150

Total expenses	395,028	256,075	3,650,647

Net investment income	2,777,285	2,070,402	22,223,958

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,586,238)	(2,513,357)	(28,715,640)
In-kind redemptions	–	–	49,302,757
Foreign currency transactions	17,030	13,878	(209,912)

Net realized gain (loss)	(1,569,208)	(2,499,479)	20,377,205

Net change in unrealized appreciation/depreciation on:
Investments	8,079,101	10,734,412	(53,727,894)
Translation of assets and liabilities in foreign currencies	(2,782)	8,475	89,161

Net change in unrealized appreciation/depreciation	8,076,319	10,742,887	(53,638,733)

Net realized and unrealized gain (loss)	6,507,111	8,243,408	(33,261,528)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,284,396	$10,313,810	$(11,037,570)

[a]	Net of foreign withholding tax of $363,807, $127,887 and $3,394,387, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares S&P Latin America 40 Index Fund	iShares S&P /Topix 150 Index Fund	iShares S&P Emerging Markets Infrastructure Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$34,511,333	$1,144,577	$1,216,382
Dividends from affiliated issuers (Note 2)	–	–	32,211
Interest from affiliated issuers (Note 2)	1,932	27	50
Securities lending income from affiliated issuers (Note 2)	483,349	3,095	2,987

Total investment income	34,996,614	1,147,699	1,251,630

EXPENSES
Investment advisory fees (Note 2)	6,119,648	286,254	202,197

Total expenses	6,119,648	286,254	202,197
Less investment advisory fees waived (Note 2)	–	–	(13,516)

Net expenses	6,119,648	286,254	188,681

Net investment income	28,876,966	861,445	1,062,949

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(11,157,191)	(2,526,518)	(517,182)
In-kind redemptions	36,736,989	–	–
Foreign currency transactions	(18,097)	57,935	19,993

Net realized gain (loss)	25,561,701	(2,468,583)	(497,189)

Net change in unrealized appreciation/depreciation on:
Investments	73,685,466	(4,990,766)	3,494,779
Translation of assets and liabilities in foreign currencies	(5,171)	14,880	688

Net change in unrealized appreciation/depreciation	73,680,295	(4,975,886)	3,495,467

Net realized and unrealized gain (loss)	99,241,996	(7,444,469)	2,998,278

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$128,118,962	$(6,583,024)	$4,061,227

[a]	Net of foreign withholding tax of $3,006,889, $86,151 and $82,063, respectively.

See notes to financial statements.

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Asia 50 Index Fund		iShares S&P Developed ex-U.S. Property Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,777,285	$1,585,842	$2,070,402	$2,983,386
Net realized loss	(1,569,208)	(2,198,078)	(2,499,479)	(7,981,484)
Net change in unrealized appreciation/depreciation	8,076,319	35,224,045	10,742,887	41,543,023

Net increase in net assets resulting from operations	9,284,396	34,611,809	10,313,810	36,544,925

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,278,245)	(1,461,326)	(2,031,617)	(4,504,715)
Return of capital	–	–	–	(590,472)

Total distributions to shareholders	(1,278,245)	(1,461,326)	(2,031,617)	(5,095,187)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	12,463,700	70,802,063	3,095,819	45,655,474
Cost of shares redeemed	–	(2,688,560)	–	(18,805,988)

Net increase in net assets from capital share transactions	12,463,700	68,113,503	3,095,819	26,849,486

INCREASE IN NET ASSETS	20,469,851	101,263,986	11,378,012	58,299,224

NET ASSETS
Beginning of period	144,210,877	42,946,891	107,771,128	49,471,904

End of period	$164,680,728	$144,210,877	$119,149,140	$107,771,128

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$1,706,017	$206,977	$(1,355,512)	$(1,394,297)

SHARES ISSUED AND REDEEMED
Shares sold	300,000	2,000,000	100,000	1,500,000
Shares redeemed	–	(100,000)	–	(600,000)

Net increase in shares outstanding	300,000	1,900,000	100,000	900,000

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Europe 350 Index Fund		iShares S&P Latin America 40 Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$22,223,958	$42,006,062	$28,876,966	$58,859,177
Net realized gain	20,377,205	39,079,240	25,561,701	149,521,210
Net change in unrealized appreciation/depreciation	(53,638,733)	543,166,766	73,680,295	964,457,785

Net increase (decrease) in net assets resulting from operations	(11,037,570)	624,252,068	128,118,962	1,172,838,172

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,475,707)	(43,005,197)	(39,482,987)	(46,390,978)

Total distributions to shareholders	(24,475,707)	(43,005,197)	(39,482,987)	(46,390,978)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	157,179,265	41,630,553	436,060,421	1,367,339,083
Cost of shares redeemed	(383,214,460)	(309,602,025)	(451,891,382)	(935,240,341)

Net increase (decrease) in net assets from capital share transactions	(226,035,195)	(267,971,472)	(15,830,961)	432,098,742

INCREASE (DECREASE) IN NET ASSETS	(261,548,472)	313,275,399	72,805,014	1,558,545,936

NET ASSETS
Beginning of period	1,474,808,941	1,161,533,542	2,700,337,327	1,141,791,391

End of period	$1,213,260,469	$1,474,808,941	$2,773,142,341	$2,700,337,327

Undistributed net investment income included in net assets at end of period	$3,444,639	$5,696,388	$5,926,644	$16,532,665

SHARES ISSUED AND REDEEMED
Shares sold	4,300,000	1,300,000	9,250,000	33,000,000
Shares redeemed	(10,700,000)	(8,300,000)	(10,250,000)	(21,750,000)

Net increase (decrease) in shares outstanding	(6,400,000)	(7,000,000)	(1,000,000)	11,250,000

See notes to financial statements.

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P /Topix 150 Index Fund		iShares S&P Emerging Markets Infrastructure Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Period from June 16, 2009[a] to March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$861,445	$1,238,681	$1,062,949	$559,450
Net realized loss	(2,468,583)	(1,790,366)	(497,189)	(257,641)
Net change in unrealized appreciation/depreciation	(4,975,886)	34,026,273	3,495,467	2,870,743

Net increase (decrease) in net assets resulting from operations	(6,583,024)	33,474,588	4,061,227	3,172,552

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(689,422)	(1,424,876)	(1,077,718)	(28,809)

Total distributions to shareholders	(689,422)	(1,424,876)	(1,077,718)	(28,809)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	13,799,862	21,795,493	22,563,212	41,754,155
Cost of shares redeemed	–	(24,987,316)	–	(1,363,934)

Net increase (decrease) in net assets from capital share transactions	13,799,862	(3,191,823)	22,563,212	40,390,221

INCREASE IN NET ASSETS	6,527,416	28,857,889	25,546,721	43,533,964

NET ASSETS
Beginning of period	109,294,747	80,436,858	43,533,964	–

End of period	$115,822,163	$109,294,747	$69,080,685	$43,533,964

Undistributed net investment income included in net assets at end of period	$836,934	$664,911	$519,259	$534,028

SHARES ISSUED AND REDEEMED
Shares sold	300,000	600,000	750,000	1,450,000
Shares redeemed	–	(600,000)	–	(50,000)

Net increase in shares outstanding	300,000	–	750,000	1,400,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Asia 50 Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Nov. 13, 2007[a] to Mar. 31, 2008
Net asset value, beginning of period	$40.06	$25.26	$43.04	$48.28

Income from investment operations:
Net investment income[b]	0.73	0.56	0.83	0.15
Net realized and unrealized gain (loss)[c]	1.78	14.74	(17.91)	(5.37)

Total from investment operations	2.51	15.30	(17.08)	(5.22)

Less distributions from:
Net investment income	(0.34)	(0.50)	(0.70)	(0.02)

Total distributions	(0.34)	(0.50)	(0.70)	(0.02)

Net asset value, end of period	$42.23	$40.06	$25.26	$43.04

Total return	6.34%[d]	60.92%	(39.92)%	(10.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$164,681	$144,211	$42,947	$12,913
Ratio of expenses to average net assets[e]	0.53%	0.52%	0.52%	0.50%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	0.50%	0.50%	0.50%	n/a %
Ratio of net investment income to average net assets[e]	3.71%	1.53%	2.70%	0.88%
Portfolio turnover rate[f]	7%	7%	36%	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the six months ended September 30, 2010, the years ended March 31, 2010, March 31, 2009 and the period ended March 31, 2008 would have been 1%, 6%, 7% and 4%, respectively. See Note 4.

See notes to financial statements.

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Developed ex-U.S. Property Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Period from Jul. 30, 2007[a] to Mar. 31, 2008
Net asset value, beginning of period	$30.79	$19.03	$44.07	$49.99

Income from investment operations:
Net investment income[b]	0.58	0.96	1.19	0.84
Net realized and unrealized gain (loss)[c]	2.29	12.36	(25.11)	(5.86)

Total from investment operations	2.87	13.32	(23.92)	(5.02)

Less distributions from:
Net investment income	(0.56)	(1.38)	(1.12)	(0.90)
Return of capital	–	(0.18)	–	–

Total distributions	(0.56)	(1.56)	(1.12)	(0.90)

Net asset value, end of period	$33.10	$30.79	$19.03	$44.07

Total return	9.55%[d]	70.62%	(55.14)%	(10.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$119,149	$107,771	$49,472	$70,509
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.88%	3.32%	4.00%	2.68%
Portfolio turnover rate[f]	4%	11%	9%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]
Net asset value, beginning of period	$38.41	$25.58	$52.50	$53.99	$44.26	$37.65

Income from investment operations:
Net investment income	0.65 [b]	1.00 [b]	1.59 [b]	1.60 [b]	1.22 [b]	0.96
Net realized and unrealized gain (loss)[c]	(0.42)	12.83	(26.83)	(1.52)	9.55	6.59

Total from investment operations	0.23	13.83	(25.24)	0.08	10.77	7.55

Less distributions from:
Net investment income	(0.73)	(1.00)	(1.68)	(1.57)	(1.04)	(0.94)

Total distributions	(0.73)	(1.00)	(1.68)	(1.57)	(1.04)	(0.94)

Net asset value, end of period	$37.91	$38.41	$25.58	$52.50	$53.99	$44.26

Total return	0.80%[d]	54.79%	(49.34)%	(0.08)%	24.44%	20.30%

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,213,260	$1,474,809	$1,161,534	$2,309,967	$2,564,551	$1,575,443
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	0.60%	0.60%	n/a %	n/a %	n/a %	n/a %
Ratio of net investment income to average net assets[e]	3.66%	2.84%	4.04%	2.82%	2.47%	2.47%
Portfolio turnover rate[f]	3%	7%	9%	16%	4%	7%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]
Net asset value, beginning of period	$48.22	$25.51	$50.61	$35.70	$28.13	$16.37

Income from investment operations:
Net investment income[b]	0.54	1.03	0.91	0.90	0.63	0.61
Net realized and unrealized gain (loss)[c]	2.44	22.43	(24.93)	14.70	7.59	11.49

Total from investment operations	2.98	23.46	(24.02)	15.60	8.22	12.10

Less distributions from:
Net investment income	(0.78)	(0.75)	(1.08)	(0.69)	(0.65)	(0.34)

Total distributions	(0.78)	(0.75)	(1.08)	(0.69)	(0.65)	(0.34)

Net asset value, end of period	$50.42	$48.22	$25.51	$50.61	$35.70	$28.13

Total return	6.36%[d]	92.64%	(47.97)%	43.74%	29.39%	74.23%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,773,142	$2,700,337	$1,141,791	$3,353,014	$1,490,362	$1,554,429
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a %	0.50%	n/a %	n/a %	n/a %	n/a %
Ratio of net investment income to average net assets[e]	2.36%	2.48%	2.21%	1.96%	2.08%	2.58%
Portfolio turnover rate[f]	3%	11%	12%	4%	7%	12%

[a]	Per share amounts were adjusted to reflect a five-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]
Net asset value, beginning of period	$45.54	$33.52	$54.22	$64.13	$62.25	$45.36

Income from investment operations:
Net investment income[b]	0.32	0.47	0.60	0.53	0.43	0.45
Net realized and unrealized gain (loss)[c]	(2.70)	12.08	(20.45)	(9.84)	1.83	16.63

Total from investment operations	(2.38)	12.55	(19.85)	(9.31)	2.26	17.08

Less distributions from:
Net investment income	(0.26)	(0.53)	(0.85)	(0.60)	(0.38)	(0.19)

Total distributions	(0.26)	(0.53)	(0.85)	(0.60)	(0.38)	(0.19)

Net asset value, end of period	$42.90	$45.54	$33.52	$54.22	$64.13	$62.25

Total return	(5.23)%[d]	37.60%	(37.07)%	(14.58)%	3.65%	37.67%

Ratios/Supplemental data:
Net assets, end of period (000s)	$115,822	$109,295	$80,437	$211,445	$365,514	$317,439
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets[e]	1.50%	1.11%	1.27%	0.86%	0.69%	0.85%
Portfolio turnover rate[f]	4%	8%	3%	3%	2%	7%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Emerging Markets Infrastructure Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Period from Jun. 16, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$31.10	$24.45

Income from investment operations:
Net investment income[b]	0.59	0.77
Net realized and unrealized gain[c]	1.07	5.91

Total from investment operations	1.66	6.68

Less distributions from:
Net investment income	(0.63)	(0.03)

Total distributions	(0.63)	(0.03)

Net asset value, end of period	$32.13	$31.10

Total return	5.55%[d]	27.32%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$69,081	$43,534
Ratio of expenses to average net assets[e]	0.70%	0.71%
Ratio of expenses to average net assets prior to waived fees[e]	0.75%	0.75%
Ratio of net investment income to average net assets[e]	3.94%	3.29%
Portfolio turnover rate[f]	9%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Asia 50, iShares S&P Developed ex-U.S. Property, iShares S&P Europe 350, iShares S&P Latin America 40, iShares S&P/TOPIX 150, and iShares S&P Emerging Markets Infrastructure Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of September 30, 2010, the value of each of the Funds’ investments was classified as a Level 1 price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the six months ended September 30, 2010:

iShares Index Fund and Asset Class	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out) [a]	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) From Investments Still Held at End of Period

S&P/Topix 150
Common Stocks	$985,788	$–	$–	$(985,788)[b]	$–	$–

[a]	The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period in which the event occurred.
[b]	Represents the transfer out of securities which were delisted from trading as of March 31, 2010, and subsequently resumed trading.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of September 30, 2010, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid quarterly by the iShares S&P Developed ex-U.S. Property Index Fund and semi-annually by each of the other Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2010.

The Funds had tax basis net capital loss carryforwards as of March 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
S&P Asia 50	$–	$–	$–	$–	$–	$–	$4,137,780	$114,299	$4,252,079
S&P Developed ex-U.S. Property	–	–	–	–	–	37,441	1,561,084	8,281,169	9,879,694
S&P Europe 350	–	2,828,772	–	–	–	–	47,090,987	70,049,884	119,969,643
S&P Latin America 40	29,834	187,237	95,728	1,028,989	4,985,741	844,965	23,841,805	201,370,437	232,384,736
S&P/TOPIX 150	276,198	17,138	175,929	134,303	335,080	1,371,929	1,586,598	3,393,670	7,290,845
S&P Emerging Markets
Infrastructure	–	–	–	–	–	–	–	7,454	7,454

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the six months ended September 30, 2010, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2010 are disclosed in the Funds’ Statements of Operations.

As of September 30, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Asia 50	$151,121,120	$27,922,601	$(6,373,670)	$21,548,931
S&P Developed ex-U.S. Property	140,554,580	5,953,744	(26,346,171)	(20,392,427)
S&P Europe 350	1,442,694,170	99,626,001	(330,064,117)	(230,438,116)
S&P Latin America 40	2,924,424,624	316,037,339	(332,700,724)	(16,663,385)
S&P/TOPIX 150	151,303,781	4,223,544	(40,669,779)	(36,446,235)
S&P Emerging Markets Infrastructure	70,112,184	7,750,285	(1,788,516)	5,961,769

Management has reviewed the tax positions as of September 30, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P Asia 50	0.50%
S&P Developed ex-U.S. Property	0.48
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50
S&P Emerging Markets Infrastructure	0.75

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares S&P Emerging Markets Infrastructure Index Fund through June 30, 2011 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares Funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2010, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Asia 50	$11,344
S&P Developed ex-U.S. Property	5,033
S&P Europe 350	32,711
S&P Latin America 40	260,261
S&P/TOPIX 150	1,666
S&P Emerging Markets Infrastructure	1,608

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The iShares S&P Emerging Markets Infrastructure Index Fund, in order to improve its portfolio liquidity and its ability to track the S&P Emerging Markets Infrastructure Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s underlying index. As of September 30, 2010, the iShares S&P Emerging Markets Infrastructure Index Fund held shares of the iShares MSCI Chile Investable Market, iShares MSCI Malaysia and iShares MSCI South Korea Index Funds.

As of September 30, 2010, the PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be an affiliate of the iShares S&P Emerging Markets Infrastructure Index Fund (excluding short-term investments) during the six months ended September 30, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income
iShares MSCI Chile Investable Market Index Fund	11,200	6,000	–	17,200	$1,273,144	$6,896
iShares MSCI Malaysia Index Fund	127,727	68,415	–	196,142	2,694,991	8,382
iShares MSCI South Korea Index Fund	25,322	13,560	–	38,882	2,079,798	16,933

					$6,047,933	$32,211

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2010 were as follows:

iShares Index Fund	Purchases	Sales
S&P Asia 50	$18,202,123	$10,576,767
S&P Developed ex-U.S. Property	4,553,738	4,384,621
S&P Europe 350	31,637,745	42,677,114
S&P Latin America 40	76,041,631	88,051,216
S&P/TOPIX 150	4,990,468	4,734,174
S&P Emerging Markets Infrastructure	5,577,219	4,887,246
In-kind transactions (see Note 4) for the six months ended September 30, 2010 were as follows:
iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Asia 50	$6,234,272	$–
S&P Developed ex-U.S. Property	3,047,365	–
S&P Europe 350	154,670,250	373,709,242
S&P Latin America 40	433,127,530	447,190,763
S&P/TOPIX 150	13,672,228	–
S&P Emerging Markets Infrastructure	21,668,904	–

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash (except for the iShares S&P Asia 50 Index Fund which is offered in Creation Units partially for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of September 30, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	57

Notes:

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	59

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	61

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3594-1010

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.Go to www.icsdelivery.com.

2.From the main page, select the first letter of your brokerage firm’s name.

3.Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-34-0910

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

SEPTEMBER 30, 2010

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iShares S&P 500 Index Fund  |  IVV  |  NYSE Arca

iShares S&P 500 Growth Index Fund  |  IVW  |  NYSE Arca

iShares S&P 500 Value Index Fund  |  IVE  |  NYSE Arca

Fund Performance Overviews

iSHARES® S&P 500 INDEX FUNDS

Performance as of September 30, 2010

	Average Annual Total Returns

	Year Ended 9/30/10			Five Years Ended 9/30/10			Ten Years Ended 9/30/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	10.08%	10.22%	10.16%	0.60%	0.58%	0.64%	(0.49)%	(0.49)%	(0.43)%
S&P 500 Growth*	11.49%	11.64%	11.67%	1.70%	1.72%	1.85%	(2.03)%	(2.03)%	(1.87)%
S&P 500 Value*	8.40%	8.43%	8.54%	(0.79)%	(0.79)%	(0.69)%	0.67%	0.65%	0.80%

	Cumulative Total Returns

	Year Ended 9/30/10			Five Years Ended 9/30/10			Ten Years Ended 9/30/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P 500	10.08%	10.22%	10.16%	3.03%	2.93%	3.22%	(4.81)%	(4.82)%	(4.23)%
S&P 500 Growth*	11.49%	11.64%	11.67%	8.81%	8.93%	9.61%	(18.54)%	(18.55)%	(17.21)%
S&P 500 Value*	8.40%	8.43%	8.54%	(3.88)%	(3.90)%	(3.41)%	6.88%	6.73%	8.30%

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (1.44)%, while the total return for the Index was (1.42)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	21.89%

Financial	15.49

Technology	13.15

Communications	11.74

Energy	11.04

Industrial	10.93

Consumer Cyclical	8.72

Utilities	3.59

Basic Materials	3.21

Diversified	0.05

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.04%

Apple Inc.	2.50

Microsoft Corp.	1.80

General Electric Co.	1.68

Johnson & Johnson	1.65

Procter & Gamble Co. (The)	1.64

International Business Machines Corp.	1.63

AT&T Inc.	1.63

Chevron Corp.	1.57

JPMorgan Chase & Co.	1.46

TOTAL	18.60%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Growth IndexTM (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest growth characteristics. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2010, the total return for the Growth Fund was (0.16)%, while the total return for the Growth Index was (0.07)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.96%

Technology	21.90

Communications	14.06

Energy	11.46

Industrial	10.04

Financial	7.25

Consumer Cyclical	6.69

Basic Materials	4.08

Utilities	0.36

Diversified	0.03

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Apple Inc.	4.98%

Microsoft Corp.	3.58

International Business Machines Corp.	3.25

Exxon Mobil Corp.	3.20

Coca-Cola Co. (The)	2.60

Google Inc. Class A	2.51

Cisco Systems Inc.	2.40

PepsiCo Inc.	2.03

Oracle Corp.	2.00

Johnson & Johnson	1.74

TOTAL	28.29%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® S&P 500 INDEX FUNDS

The iShares S&P 500 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Value IndexTM (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P 500® and consists of those stocks in the S&P 500® exhibiting the strongest value characteristics. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2010, the total return for the Value Fund was (2.80)%, while the total return for the Value Index was (2.75)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Financial	23.81

Consumer Non-Cyclical	19.81

Industrial	11.84

Consumer Cyclical	10.76

Energy	10.62

Communications	9.39

Utilities	6.86

Technology	4.31

Basic Materials	2.34

Diversified	0.06

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
General Electric Co.	3.37%

Chevron Corp.	3.16

JPMorgan Chase & Co.	2.93

Exxon Mobil Corp.	2.87

Pfizer Inc.	2.68

Bank of America Corp.	2.55

Wells Fargo & Co.	2.55

Wal-Mart Stores Inc.	2.08

Procter & Gamble Co. (The)	1.98

Citigroup Inc.	1.80

TOTAL	25.97%

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/10 to 9/30/10)
S&P 500
Actual	$1,000.00	$985.60	0.09%	$0.47
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.09	0.48
S&P 500 Growth
Actual	1,000.00	998.40	0.18	0.90
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.18	0.91
S&P 500 Value
Actual	1,000.00	972.00	0.18	0.89
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.18	0.91

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	9

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$36,779,818	0.16%

		36,779,818	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	1,602,836	106,652,707	0.47
United Technologies Corp.	2,035,234	144,969,718	0.64
Other securities[a]		233,707,058	1.03

		485,329,483	2.14

AGRICULTURE
Altria Group Inc.	4,565,165	109,655,263	0.48
Philip Morris International Inc.	4,015,107	224,926,294	0.99
Other securities[a]		150,140,294	0.67

		484,721,851	2.14

AIRLINES
Other securities[a]		21,357,713	0.09

		21,357,713	0.09

APPAREL
Other securities[a]		123,996,337	0.55

		123,996,337	0.55

AUTO MANUFACTURERS
Ford Motor Co.[b,c]	7,534,243	92,219,134	0.41
Other securities[a]		38,450,953	0.17

		130,670,087	0.58

AUTO PARTS & EQUIPMENT
Other securities[a]		50,710,645	0.22

		50,710,645	0.22

BANKS
Bank of America Corp.	21,980,277	288,161,431	1.27
PNC Financial Services Group Inc. (The)[d]	1,150,950	59,745,814	0.26
Wells Fargo & Co.	11,464,418	288,100,824	1.27
Other securities[a]		409,182,365	1.81

		1,045,190,434	4.61

Security	Shares	Value	% of Net Assets
BEVERAGES
Coca-Cola Co. (The)	5,059,138	$296,060,756	1.31%
PepsiCo Inc.	3,485,130	231,552,037	1.02
Other securities[a]		78,341,038	0.34

		605,953,831	2.67

BIOTECHNOLOGY
Amgen Inc.[c]	2,099,649	115,711,656	0.51
Other securities[a]		145,994,620	0.64

		261,706,276	1.15

BUILDING MATERIALS
Other securities[a]		8,646,913	0.04

		8,646,913	0.04

CHEMICALS
Other securities[a]		397,675,870	1.75

		397,675,870	1.75

COAL
Other securities[a]		54,113,056	0.24

		54,113,056	0.24

COMMERCIAL SERVICES
Other securities[a]		287,532,907	1.27

		287,532,907	1.27

COMPUTERS
Apple Inc.[c]	2,001,260	567,857,525	2.50
EMC Corp.[c]	4,498,467	91,363,865	0.40
Hewlett-Packard Co.	4,967,750	208,993,242	0.92
International Business Machines Corp.	2,762,970	370,624,796	1.63
Other securities[a]		199,771,566	0.89

		1,438,610,994	6.34

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	6,217,996	372,893,220	1.64
Other securities[a]		127,814,567	0.57

		500,707,787	2.21

DISTRIBUTION & WHOLESALE
Other securities[a]		48,128,028	0.21

		48,128,028	0.21

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	2,293,129	$96,380,212	0.42%
Citigroup Inc.[c]	52,045,255	202,976,494	0.89
Goldman Sachs Group Inc. (The)	1,129,512	163,304,845	0.72
JPMorgan Chase & Co.	8,686,146	330,681,578	1.46
Other securities[a]		391,019,458	1.73

		1,184,362,587	5.22

ELECTRIC
Other securities[a]		770,985,248	3.40

		770,985,248	3.40

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		93,089,165	0.41

		93,089,165	0.41

ELECTRONICS
Other securities[a]		121,994,652	0.54

		121,994,652	0.54

ENERGY – ALTERNATE SOURCES
Other securities[a]		17,398,646	0.08

		17,398,646	0.08

ENGINEERING & CONSTRUCTION
Other securities[a]		30,056,159	0.13

		30,056,159	0.13

ENTERTAINMENT
Other securities[a]		9,413,872	0.04

		9,413,872	0.04

ENVIRONMENTAL CONTROL
Other securities[a]		70,828,687	0.31

		70,828,687	0.31

FOOD
Kraft Foods Inc. Class A	3,820,557	117,902,389	0.52
Other securities[a]		336,745,877	1.48

		454,648,266	2.00

FOREST PRODUCTS & PAPER
Other securities[a]		60,930,112	0.27

		60,930,112	0.27

Security	Shares	Value	% of Net Assets
GAS
Other securities[a]		$44,366,269	0.20%

		44,366,269	0.20

HAND & MACHINE TOOLS
Other securities[a]		28,170,970	0.12

		28,170,970	0.12

HEALTH CARE – PRODUCTS
Johnson & Johnson	6,033,925	373,861,993	1.65
Other securities[a]		372,685,092	1.64

		746,547,085	3.29

HEALTH CARE – SERVICES
Other securities[a]		245,026,393	1.08

		245,026,393	1.08

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		10,198,006	0.05

		10,198,006	0.05

HOME BUILDERS
Other securities[a]		18,609,455	0.08

		18,609,455	0.08

HOME FURNISHINGS
Other securities[a]		18,553,617	0.08

		18,553,617	0.08

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		104,009,835	0.46

		104,009,835	0.46

HOUSEWARES
Other securities[a]		10,858,169	0.05

		10,858,169	0.05

INSURANCE
Berkshire Hathaway Inc. Class Bc	3,789,489	313,314,951	1.38
Other securities[a]		631,524,958	2.78

		944,839,909	4.16

INTERNET
Amazon.com Inc.[c]	775,002	121,721,814	0.54
Google Inc. Class Ac	544,564	286,326,306	1.26
Other securities[a]		227,376,914	1.00

		635,425,034	2.80

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$72,554,816	0.32%

		72,554,816	0.32

LEISURE TIME
Other securities[a]		51,042,763	0.23

		51,042,763	0.23

LODGING
Other securities[a]		69,454,936	0.31

		69,454,936	0.31

MACHINERY
Caterpillar Inc.	1,381,132	108,667,466	0.48
Other securities[a]		136,828,057	0.60

		245,495,523	1.08

MANUFACTURING
3M Co.	1,562,205	135,458,796	0.60
General Electric Co.	23,420,325	380,580,281	1.68
Other securities[a]		355,283,461	1.56

		871,322,538	3.84

MEDIA
Comcast Corp. Class A	6,148,132	111,158,226	0.49
Walt Disney Co. (The)	4,189,786	138,723,814	0.61
Other securities[a]		408,814,004	1.80

		658,696,044	2.90

METAL FABRICATE & HARDWARE
Other securities[a]		39,683,533	0.17

		39,683,533	0.17

MINING
Other securities[a]		197,173,013	0.87

		197,173,013	0.87

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		41,032,831	0.18

		41,032,831	0.18

OIL & GAS
Chevron Corp.	4,404,434	356,979,376	1.57
ConocoPhillips	3,249,473	186,617,234	0.82
Exxon Mobil Corp.	11,154,160	689,215,546	3.04
Occidental Petroleum Corp.	1,779,310	139,319,973	0.61

Security	Shares	Value	% of Net Assets
Other securities[a]		$603,156,422	2.67%

		1,975,288,551	8.71

OIL & GAS SERVICES
Schlumberger Ltd.	2,993,150	184,407,971	0.81
Other securities[a]		187,788,223	0.83

		372,196,194	1.64

PACKAGING & CONTAINERS
Other securities[a]		47,148,414	0.21

		47,148,414	0.21

PHARMACEUTICALS
Abbott Laboratories	3,382,379	176,695,479	0.78
Bristol-Myers Squibb Co.	3,756,566	101,840,504	0.45
Merck & Co. Inc.	6,741,790	248,165,290	1.09
Pfizer Inc.	17,608,752	302,342,272	1.33
Other securities[a]		447,125,502	1.98

		1,276,169,047	5.63

PIPELINES
Other securities[a]		86,095,574	0.38

		86,095,574	0.38

REAL ESTATE
Other securities[a]		11,597,143	0.05

		11,597,143	0.05

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		302,410,778	1.33

		302,410,778	1.33

RETAIL
CVS Caremark Corp.	2,975,340	93,633,950	0.41
Home Depot Inc. (The)	3,648,038	115,569,844	0.51
McDonald’s Corp.	2,331,548	173,723,641	0.77
Wal-Mart Stores Inc.	4,381,449	234,495,150	1.03
Other securities[a]		766,705,370	3.38

		1,384,127,955	6.10

SAVINGS & LOANS
Other securities[a]		24,778,935	0.11

		24,778,935	0.11
SEMICONDUCTORS
Intel Corp.	12,197,347	234,554,983	1.03

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
Other securities[a]		$306,756,135	1.36%

		541,311,118	2.39

SOFTWARE
Microsoft Corp.	16,681,819	408,537,747	1.80
Oracle Corp.	8,478,134	227,637,898	1.00
Other securities[a]		325,859,224	1.44

		962,034,869	4.24

TELECOMMUNICATIONS
AT&T Inc.	12,944,329	370,207,809	1.63
Cisco Systems Inc.[c]	12,510,927	273,989,301	1.21
QUALCOMM Inc.	3,516,373	158,658,750	0.70
Verizon
Communications Inc.	6,192,307	201,807,285	0.89
Other securities[a]		327,520,428	1.44

		1,332,183,573	5.87

TEXTILES
Other securities[a]		8,019,860	0.04

		8,019,860	0.04

TOYS, GAMES & HOBBIES
Other securities[a]		32,120,911	0.14

		32,120,911	0.14

TRANSPORTATION
United Parcel
Service Inc. Class B	2,170,235	144,732,972	0.64
Other securities[a]		293,958,659	1.29

		438,691,631	1.93

TOTAL COMMON STOCKS
(Cost: $26,517,548,000)		22,642,774,716	99.81

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash
Funds: Institutional,
SL Agency Shares
0.31%[d,e,f]	310,613,013	310,613,013	1.37

Security	Shares	Value	% of Net Assets
BlackRock Cash
Funds: Prime,
SL Agency Shares
0.29%[d,e,f]	62,958,123	$62,958,123	0.27%
BlackRock Cash
Funds: Treasury,
SL Agency Shares
0.13%[d,e]	17,644,821	17,644,821	0.08

		391,215,957	1.72

TOTAL SHORT-TERM INVESTMENTS
(Cost: $391,215,957)		391,215,957	1.72

TOTAL INVESTMENTS IN SECURITIES
(Cost: $26,908,763,957)		23,033,990,673	101.53

Other Assets, Less Liabilities		(348,000,220)	(1.53)

NET ASSETS		$22,685,990,453	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$7,304,866	0.14%

		7,304,866	0.14

AEROSPACE & DEFENSE
United Technologies Corp.	906,382	64,561,590	1.27
Other securities[a]		49,301,084	0.97

		113,862,674	2.24

AGRICULTURE
Monsanto Co.	527,265	25,271,811	0.50
Philip Morris International Inc.	786,777	44,075,248	0.87
Other securities[a]		19,890,182	0.39

		89,237,241	1.76

APPAREL
Other securities[a]		38,694,165	0.76

		38,694,165	0.76

AUTO MANUFACTURERS
Other securities[a]		12,732,562	0.25

		12,732,562	0.25

BANKS
Other securities[a]		7,158,430	0.14

		7,158,430	0.14

BEVERAGES
Coca-Cola Co. (The)	2,253,044	131,848,135	2.60
PepsiCo Inc.	1,552,074	103,119,797	2.03
Other securities[a]		12,520,942	0.25

		247,488,874	4.88

BIOTECHNOLOGY
Amgen Inc.[b]	486,248	26,797,127	0.53
Celgene Corp.[b]	448,249	25,823,625	0.51
Other securities[a]		30,394,743	0.60

		83,015,495	1.64

CHEMICALS
Praxair Inc.	298,604	26,951,997	0.53
Other securities[a]		78,301,208	1.54

		105,253,205	2.07

Security	Shares	Value	% of Net Assets
COAL
Other securities[a]		$24,070,844	0.47%

		24,070,844	0.47

COMMERCIAL SERVICES
Visa Inc. Class A	484,843	36,004,441	0.71
Other securities[a]		52,697,322	1.04

		88,701,763	1.75

COMPUTERS
Apple Inc.[b]	891,238	252,888,782	4.98
EMC Corp.[b]	2,003,398	40,689,013	0.80
Hewlett-Packard Co.	1,526,536	64,221,370	1.27
International Business Machines Corp.	1,230,465	165,054,575	3.25
Other securities[a]		57,774,112	1.14

		580,627,852	11.44

COSMETICS & PERSONAL CARE
Colgate- Palmolive Co.	474,137	36,442,170	0.72
Procter & Gamble Co. (The)	1,107,665	66,426,670	1.31
Other securities[a]		20,471,859	0.40

		123,340,699	2.43

DISTRIBUTION & WHOLESALE
Other securities[a]		14,547,689	0.29

		14,547,689	0.29

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,021,241	42,922,759	0.85
Goldman Sachs
Group Inc. (The)	196,188	28,364,861	0.56
Other securities[a]		78,428,335	1.54

		149,715,955	2.95

ELECTRIC
Other securities[a]		18,093,783	0.36

		18,093,783	0.36

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		15,836,916	0.31

		15,836,916	0.31

ELECTRONICS
Other securities[a]		36,610,369	0.72

		36,610,369	0.72

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ENERGY – ALTERNATE SOURCES
Other securities[a]		$7,729,834	0.15%

		7,729,834	0.15

ENTERTAINMENT
Other securities[a]		2,368,341	0.05

		2,368,341	0.05

ENVIRONMENTAL CONTROL
Other securities[a]		9,704,624	0.19

		9,704,624	0.19

FOOD
Other securities[a]		45,519,286	0.90

		45,519,286	0.90

FOREST PRODUCTS & PAPER
Other securities[a]		13,297,381	0.26

		13,297,381	0.26

HAND & MACHINE TOOLS
Other securities[a]		6,464,243	0.13

		6,464,243	0.13

HEALTH CARE – PRODUCTS
Johnson & Johnson	1,424,199	88,243,370	1.74
Medtronic Inc.	1,053,534	35,377,672	0.70
Other securities[a]		88,560,093	1.74

		212,181,135	4.18

HEALTH CARE – SERVICES
Other securities[a]		40,886,350	0.81

		40,886,350	0.81

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		1,732,810	0.03

		1,732,810	0.03

HOME FURNISHINGS
Other securities[a]		2,276,624	0.04

		2,276,624	0.04

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		19,038,185	0.37

		19,038,185	0.37

INSURANCE
Berkshire Hathaway
Inc. Class Bb	928,198	76,743,411	1.51
Other securities[a]		44,774,838	0.88

		121,518,249	2.39

Security	Shares	Value	% of Net Assets
INTERNET
Amazon.com Inc.[b]	345,146	$54,208,631	1.07%
eBay Inc.[b]	1,126,534	27,487,429	0.54
Google Inc. Class Ab	242,519	127,514,065	2.51
Other securities[a]		57,930,033	1.14

		267,140,158	5.26

IRON & STEEL
Other securities[a]		19,050,287	0.37

		19,050,287	0.37

LEISURE TIME
Other securities[a]		4,337,669	0.09

		4,337,669	0.09

LODGING
Other securities[a]		27,815,735	0.55

		27,815,735	0.55

MACHINERY
Caterpillar Inc.	615,084	48,394,809	0.95
Other securities[a]		36,415,987	0.72

		84,810,796	1.67

MANUFACTURING
3M Co.	375,699	32,576,860	0.64
Honeywell International Inc.	753,372	33,103,166	0.65
Other securities[a]		63,929,916	1.26

		129,609,942	2.55

MEDIA
DIRECTV Class Ab	845,639	35,203,952	0.69
Other securities[a]		57,064,957	1.13

		92,268,909	1.82

METAL FABRICATE & HARDWARE
Other securities[a]		17,692,990	0.35

		17,692,990	0.35

MINING
Freeport-McMoRan Copper & Gold Inc.	458,953	39,189,997	0.77
Newmont Mining Corp.	480,369	30,171,977	0.60

		69,361,974	1.37

OIL & GAS
Anadarko Petroleum Corp.	482,856	27,546,935	0.54

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
Apache Corp.	355,392	$34,743,122	0.68%
EOG Resources Inc.	247,292	22,990,737	0.45
Exxon Mobil Corp.	2,632,724	162,676,016	3.20
Occidental Petroleum Corp.	792,408	62,045,546	1.22
Other securities[a]		84,473,750	1.68

		394,476,106	7.77

OIL & GAS SERVICES
Schlumberger Ltd.	1,332,988	82,125,391	1.62
Other securities[a]		68,946,605	1.36

		151,071,996	2.98

PACKAGING & CONTAINERS
Other securities[a]		7,905,429	0.16

		7,905,429	0.16

PHARMACEUTICALS
Abbott Laboratories	798,363	41,706,483	0.82
Express Scripts Inc.[b]	529,181	25,771,115	0.51
Gilead Sciences Inc.[b]	818,171	29,135,069	0.57
Merck & Co. Inc.	1,561,265	57,470,165	1.13
Other securities[a]		112,564,204	2.22

		266,647,036	5.25

PIPELINES
Other securities[a]		4,522,253	0.09

		4,522,253	0.09

REAL ESTATE
Other securities[a]		5,186,036	0.10

		5,186,036	0.10

REAL ESTATE INVESTMENT TRUSTS
Simon Property Group Inc.	285,678	26,493,778	0.52
Other securities[a]		51,779,824	1.02

		78,273,602	1.54

RETAIL
McDonald’s Corp.	550,333	41,005,312	0.81
Other securities[a]		184,673,196	3.64

		225,678,508	4.45

SAVINGS & LOANS
Other securities[a]		6,274,411	0.12

		6,274,411	0.12

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Intel Corp.	2,390,117	$45,961,950	0.91%
Other securities[a]		93,053,885	1.83

		139,015,835	2.74

SOFTWARE
Microsoft Corp.	7,429,068	181,937,875	3.58
Oracle Corp.	3,775,669	101,376,713	2.00
Other securities[a]		108,913,872	2.15

		392,228,460	7.73

TELECOMMUNICATIONS
AT&T Inc.	2,882,341	82,434,953	1.62
Cisco Systems Inc.[b]	5,571,626	122,018,609	2.40
Corning Inc.	1,523,544	27,850,384	0.55
QUALCOMM Inc.	1,565,996	70,657,740	1.39
Other securities[a]		44,137,750	0.88

		347,099,436	6.84

TOYS, GAMES & HOBBIES
Other securities[a]		10,937,217	0.22

		10,937,217	0.22

TRANSPORTATION
Union Pacific Corp.	281,555	23,031,199	0.45
United Parcel Service Inc. Class B	444,603	29,650,574	0.58
Other securities[a]		34,323,610	0.68

		87,005,383	1.71

TOTAL COMMON STOCKS
(Cost: $4,926,651,139)		5,067,420,612	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash
Funds: Institutional,
SL Agency Shares
0.31%[c,d,e]	65,548,395	65,548,395	1.29
BlackRock Cash
Funds: Prime,
SL Agency Shares
0.29%[c,d,e]	13,285,998	13,285,998	0.26

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
BlackRock Cash
Funds: Treasury,
SL Agency Shares
0.13%[c,d]	4,158,656	$4,158,656	0.09%

		82,993,049	1.64

TOTAL SHORT-TERM INVESTMENTS
(Cost: $82,993,049)		82,993,049	1.64

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,009,644,188)		5,150,413,661	101.47

Other Assets, Less Liabilities		(74,401,899)	(1.47)

NET ASSETS		$5,076,011,762	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$6,726,017	0.18%

		6,726,017	0.18

AEROSPACE & DEFENSE
Boeing Co. (The)	322,220	21,440,519	0.58
Other securities[a]		54,256,253	1.45

		75,696,772	2.03

AGRICULTURE
Altria Group Inc.	1,038,102	24,935,210	0.67
Philip Morris International Inc.	740,999	41,510,764	1.12
Other securities[a]		27,276,911	0.73

		93,722,885	2.52

AIRLINES
Other securities[a]		7,020,002	0.19

		7,020,002	0.19

APPAREL
Other securities[a]		12,222,293	0.33

		12,222,293	0.33

AUTO MANUFACTURERS
Ford Motor Co.[b,c]	1,713,255	20,970,241	0.56
Other securities[a]		12,672,021	0.34

		33,642,262	0.90

AUTO PARTS & EQUIPMENT
Other securities[a]		16,728,003	0.45

		16,728,003	0.45

BANKS
Bank of America Corp.	7,243,641	94,964,134	2.55
Bank of New York Mellon Corp. (The)	876,470	22,902,161	0.62
PNC Financial Services Group Inc. (The)[d]	379,306	19,689,775	0.53
U.S. Bancorp	1,384,055	29,923,269	0.80
Wells Fargo & Co.	3,778,111	94,943,929	2.55
Other securities[a]		76,738,094	2.07

		339,161,362	9.12

BEVERAGES
Other securities[a]		16,520,781	0.44

		16,520,781	0.44

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	332,146	$18,304,566	0.49%
Other securities[a]		6,512,539	0.18

		24,817,105	0.67

BUILDING MATERIALS
Other securities[a]		2,845,171	0.08

		2,845,171	0.08

CHEMICALS
Dow Chemical Co. (The)	837,342	22,993,411	0.62
Other securities[a]		30,201,800	0.81

		53,195,211	1.43

COMMERCIAL SERVICES
Other securities[a]		29,082,331	0.78

		29,082,331	0.78

COMPUTERS
Hewlett- Packard Co.	507,527	21,351,661	0.57
Other securities[a]		23,164,819	0.63

		44,516,480	1.20

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,229,491	73,732,575	1.98

		73,732,575	1.98

DISTRIBUTION & WHOLESALE
Other securities[a]		5,071,845	0.14

		5,071,845	0.14

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.[b]	17,151,656	66,891,458	1.80
Goldman Sachs Group Inc. (The)	227,061	32,828,479	0.88
JPMorgan Chase & Co.	2,862,528	108,976,441	2.93
Morgan Stanley	1,008,520	24,890,274	0.67
Other securities[a]		45,998,596	1.24

		279,585,248	7.52

ELECTRIC
Dominion Resources Inc.	425,320	18,569,471	0.50
Duke Energy Corp.	952,037	16,860,575	0.45
Southern Co.	599,726	22,333,796	0.60
Other securities[a]		182,920,659	4.92

		240,684,501	6.47

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	320,487	$16,876,845	0.45%
Other securities[a]		2,068,177	0.06

		18,945,022	0.51

ELECTRONICS
Other securities[a]		13,097,267	0.35

		13,097,267	0.35

ENGINEERING & CONSTRUCTION
Other securities[a]		9,925,108	0.27

		9,925,108	0.27

ENTERTAINMENT
Other securities[a]		1,374,296	0.04

		1,374,296	0.04

ENVIRONMENTAL CONTROL
Other securities[a]		16,164,341	0.43

		16,164,341	0.43

FOOD
Kraft Foods Inc. Class A	1,259,091	38,855,548	1.04
Other securities[a]		77,345,041	2.08

		116,200,589	3.12

FOREST PRODUCTS & PAPER
Other securities[a]		10,239,382	0.28

		10,239,382	0.28

GAS
Other securities[a]		14,610,065	0.39

		14,610,065	0.39

HAND & MACHINE TOOLS
Other securities[a]		4,536,353	0.12

		4,536,353	0.12

HEALTH CARE – PRODUCTS
Johnson & Johnson	934,592	57,907,320	1.56
Other securities[a]		31,049,332	0.83

		88,956,652	2.39

HEALTH CARE – SERVICES
Other securities[a]		50,489,807	1.36

		50,489,807	1.36

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		2,097,338	0.06

		2,097,338	0.06

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$6,174,176	0.17%

		6,174,176	0.17

HOME FURNISHINGS
Other securities[a]		4,429,160	0.12

		4,429,160	0.12

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		20,156,630	0.54

		20,156,630	0.54

HOUSEWARES
Other securities[a]		3,587,076	0.10

		3,587,076	0.10

INSURANCE
Berkshire Hathaway Inc. Class Bb	561,979	46,464,424	1.25
MetLife Inc.	654,576	25,168,447	0.68
Travelers Companies Inc. (The)	339,314	17,678,259	0.48
Other securities[a]		132,095,127	3.54

		221,406,257	5.95

INTERNET
Other securities[a]		11,711,074	0.31

		11,711,074	0.31

IRON & STEEL
Other securities[a]		9,843,829	0.26

		9,843,829	0.26

LEISURE TIME
Other securities[a]		13,615,384	0.37

		13,615,384	0.37

LODGING
Other securities[a]		2,313,686	0.06

		2,313,686	0.06

MACHINERY
Other securities[a]		18,141,545	0.49

		18,141,545	0.49

MANUFACTURING
3M Co.	236,824	20,535,009	0.55
General Electric Co.	7,718,186	125,420,523	3.37
Other securities[a]		45,260,633	1.22

		191,216,165	5.14

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
MEDIA
Comcast Corp. Class A	2,026,145	$36,632,701	0.98%
Time Warner Inc.	811,831	24,882,620	0.67
Walt Disney Co. (The)	1,380,762	45,717,030	1.23
Other securities[a]		41,553,071	1.12

		148,785,422	4.00

MINING
Other securities[a]		13,645,833	0.37

		13,645,833	0.37

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		13,530,906	0.36

		13,530,906	0.36

OIL & GAS
Chevron Corp.	1,451,482	117,642,616	3.16
ConocoPhillips	1,070,874	61,500,294	1.65
Exxon Mobil Corp.	1,727,661	106,752,173	2.87
Marathon Oil Corp.	512,345	16,958,619	0.46
Other securities[a]		56,274,266	1.52

		359,127,968	9.66

OIL & GAS SERVICES
Other securities[a]		10,873,548	0.29

		10,873,548	0.29

PACKAGING & CONTAINERS
Other securities[a]		9,630,134	0.26

		9,630,134	0.26

PHARMACEUTICALS
Abbott Laboratories	523,905	27,368,797	0.74
Bristol-Myers Squibb Co.	693,287	18,795,011	0.51
Merck & Co. Inc.	1,066,459	39,256,356	1.06
Pfizer Inc.	5,802,988	99,637,304	2.68
Other securities[a]		38,160,089	1.01

		223,217,557	6.00

PIPELINES
Other securities[a]		25,008,438	0.67

		25,008,438	0.67

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		41,734,772	1.12

		41,734,772	1.12

Security	Shares	Value	% of Net Assets
RETAIL
Costco Wholesale Corp.	317,031	$20,445,329	0.55%
CVS Caremark Corp.	980,548	30,857,846	0.83
Home Depot Inc. (The)	1,202,228	38,086,583	1.02
Lowe’s Companies Inc.	1,013,080	22,581,553	0.61
McDonald’s Corp.	361,146	26,908,988	0.72
Target Corp.	520,836	27,833,476	0.75
Wal-Mart Stores Inc.	1,443,919	77,278,545	2.08
Other securities[a]		45,031,692	1.21

		289,024,012	7.77

SAVINGS & LOANS
Other securities[a]		3,505,620	0.09

		3,505,620	0.09

SEMICONDUCTORS
Intel Corp.	2,251,026	43,287,230	1.16
Other securities[a]		32,260,787	0.87

		75,548,017	2.03

SOFTWARE
Other securities[a]		26,717,212	0.72

		26,717,212	0.72

TELECOMMUNICATIONS
AT&T Inc.	2,132,920	61,001,512	1.64
Verizon Communications Inc.	2,040,696	66,506,282	1.79
Other securities[a]		54,642,361	1.47

		182,150,155	4.90

TEXTILES
Other securities[a]		2,635,130	0.07

		2,635,130	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		2,484,132	0.07

		2,484,132	0.07

TRANSPORTATION
FedEx Corp.	227,075	19,414,913	0.52
United Parcel Service Inc. Class B	386,214	25,756,612	0.69
Other securities[a]		35,034,970	0.95

		80,206,495	2.16

TOTAL COMMON STOCKS
(Cost: $4,119,526,143)		3,712,027,397	99.80

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash
Funds: Institutional,
SL Agency Shares
0.31%[d,e,f]	40,639,543	$40,639,543	1.09%
BlackRock Cash
Funds: Prime,
SL Agency Shares
0.29%[d,e,f]	8,237,225	8,237,225	0.22
BlackRock Cash
Funds: Treasury,
SL Agency Shares
0.13%[d,e]	2,817,336	2,817,336	0.08

		51,694,104	1.39

TOTAL SHORT-TERM INVESTMENTS
(Cost: $51,694,104)		51,694,104	1.39

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,171,220,247)		3,763,721,501	101.19

Other Assets, Less Liabilities		(44,292,123)	(1.19)

NET ASSETS		$3,719,429,378	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2010

	iShares S&P 500 Index Fund	iShares S&P 500 Growth Index Fund	iShares S&P 500 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$26,444,487,323	$4,926,651,139	$4,097,073,807
Affiliated issuers (Note 2)	464,276,634	82,993,049	74,146,440

Total cost of investments	$26,908,763,957	$5,009,644,188	$4,171,220,247

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$22,583,028,902	$5,067,420,612	$3,692,337,622
Affiliated issuers (Note 2)	450,961,771	82,993,049	71,383,879

Total fair value of investments	23,033,990,673	5,150,413,661	3,763,721,501
Receivables:
Dividends and interest	29,020,437	5,130,344	5,787,127
Capital shares sold	11,169	57,110	41,755

Total Assets	23,063,022,279	5,155,601,115	3,769,550,383

LIABILITIES
Payables:
Investment securities purchased	1,712,939	–	587,572
Collateral for securities on loan (Note 5)	373,571,136	78,834,393	48,876,768
Capital shares redeemed	11,169	25,560	105,054
Investment advisory fees (Note 2)	1,736,582	729,400	551,611

Total Liabilities	377,031,826	79,589,353	50,121,005

NET ASSETS	$22,685,990,453	$5,076,011,762	$3,719,429,378

Net assets consist of:
Paid-in capital	$28,252,506,234	$5,941,476,663	$4,936,089,636
Undistributed net investment income	5,671,534	631,254	1,242,714
Accumulated net realized loss	(1,697,414,031)	(1,006,865,628)	(810,404,226)
Net unrealized appreciation (depreciation)	(3,874,773,284)	140,769,473	(407,498,746)

NET ASSETS	$22,685,990,453	$5,076,011,762	$3,719,429,378

Shares outstanding[b]	198,100,000	85,500,000	68,550,000

Net asset value per share	$114.52	$59.37	$54.26

[a]	Securities on loan with values of $363,720,170, $76,987,691 and $47,551,742, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares S&P 500 Index Fund	iShares S&P 500 Growth Index Fund	iShares S&P 500 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$233,445,754	$42,851,148	$48,071,164
Dividends from affiliated issuers (Note 2)	227,662	–	79,052
Interest from affiliated issuers (Note 2)	11,871	2,553	2,362
Securities lending income from affiliated issuers (Note 2)	812,566	74,243	199,710

Total investment income	234,497,853	42,927,944	48,352,288

EXPENSES
Investment advisory fees (Note 2)	10,464,066	4,560,525	3,457,879

Total expenses	10,464,066	4,560,525	3,457,879

Net investment income	224,033,787	38,367,419	44,894,409

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(268,696,895)	(21,708,927)	(42,315,207)
Investments in affiliated issuers (Note 2)	2,783,825	–	193,471
In-kind redemptions	511,098,340	116,796,876	51,485,171

Net realized gain	245,185,270	95,087,949	9,363,435

Net change in unrealized appreciation/depreciation	(797,385,626)	(170,339,136)	(178,756,597)

Net realized and unrealized loss	(552,200,356)	(75,251,187)	(169,393,162)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(328,166,569)	$(36,883,768)	$(124,498,753)

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 500 Index Fund		iShares S&P 500 Growth Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$224,033,787	$414,402,780	$38,367,419	$82,989,782
Net realized gain (loss)	245,185,270	352,126,864	95,087,949	(185,867,419)
Net change in unrealized appreciation/depreciation	(797,385,626)	6,707,829,226	(170,339,136)	2,060,320,375

Net increase (decrease) in net assets resulting
from operations	(328,166,569)	7,474,358,870	(36,883,768)	1,957,442,738

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(223,858,536)	(409,415,654)	(38,801,663)	(82,326,538)

Total distributions to shareholders	(223,858,536)	(409,415,654)	(38,801,663)	(82,326,538)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,543,578,831	9,325,777,561	219,069,264	189,962,919
Cost of shares redeemed	(5,087,512,370)	(8,352,071,842)	(692,212,864)	(1,025,272,683)

Net increase (decrease) in net assets from capital
share transactions	456,066,461	973,705,719	(473,143,600)	(835,309,764)

INCREASE (DECREASE) IN NET ASSETS	(95,958,644)	8,038,648,935	(548,829,031)	1,039,806,436

NET ASSETS
Beginning of period	22,781,949,097	14,743,300,162	5,624,840,793	4,585,034,357

End of period	$22,685,990,453	$22,781,949,097	$5,076,011,762	$5,624,840,793

Undistributed net investment income included in
net assets at end of period	$5,671,534	$5,496,283	$631,254	$1,065,498

SHARES ISSUED AND REDEEMED
Shares sold	49,650,000	90,950,000	3,800,000	3,700,000
Shares redeemed	(45,650,000)	(81,150,000)	(12,150,000)	(19,250,000)

Net increase (decrease) in shares outstanding	4,000,000	9,800,000	(8,350,000)	(15,550,000)

See notes to financial statements.

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$44,894,409	$84,186,073
Net realized gain (loss)	9,363,435	(244,490,009)
Net change in unrealized appreciation/depreciation	(178,756,597)	1,515,826,860

Net increase (decrease) in net assets resulting from operations	(124,498,753)	1,355,522,924

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(44,636,221)	(83,201,547)

Total distributions to shareholders	(44,636,221)	(83,201,547)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	233,249,238	529,164,182
Cost of shares redeemed	(337,612,470)	(257,803,561)

Net increase (decrease) in net assets from capital share transactions	(104,363,232)	271,360,621

INCREASE (DECREASE) IN NET ASSETS	(273,498,206)	1,543,681,998

NET ASSETS
Beginning of period	3,992,927,584	2,449,245,586

End of period	$3,719,429,378	$3,992,927,584

Undistributed net investment income included in net assets at end of period	$1,242,714	$984,526

SHARES ISSUED AND REDEEMED
Shares sold	4,200,000	10,850,000
Shares redeemed	(6,350,000)	(5,550,000)

Net increase (decrease) in shares outstanding	(2,150,000)	5,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$117.37	$80.00	$132.33	$142.17	$129.59	$117.89

Income from investment operations:
Net investment income	1.14 [a]	2.15 [a]	2.64 [a]	2.75 [a]	2.51 [a]	2.16
Net realized and unrealized gain (loss)[b]	(2.87)	37.32	(52.44)	(9.75)	12.57	11.46

Total from investment operations	(1.73)	39.47	(49.80)	(7.00)	15.08	13.62

Less distributions from:
Net investment income	(1.12)	(2.10)	(2.53)	(2.84)	(2.50)	(1.89)
Return of capital	–	–	–	–	–	(0.03)

Total distributions	(1.12)	(2.10)	(2.53)	(2.84)	(2.50)	(1.92)

Net asset value, end of period	$114.52	$117.37	$80.00	$132.33	$142.17	$129.59

Total return	(1.44)%[c]	49.65%	(38.03)%	(5.11)%	11.75%	11.62%

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,685,990	$22,781,949	$14,743,300	$16,435,015	$18,617,501	$16,665,414
Ratio of expenses to average net assets[d]	0.09%	0.09%	0.09%	0.09%	0.09%	0.10%
Ratio of net investment income to average net assets[d]	2.02%	2.09%	2.48%	1.89%	1.86%	1.78%
Portfolio turnover rate[e]	3%	7%	7%	4%	5%	7%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$59.93	$41.91	$62.78	$64.63	$60.70	$56.55

Income from investment operations:
Net investment income	0.44 [a]	0.81 [a]	0.77 [a]	0.80 [a]	0.84 [a]	0.74
Net realized and unrealized gain (loss)[b]	(0.55)	18.03	(20.90)	(1.86)	3.90	4.07

Total from investment operations	(0.11)	18.84	(20.13)	(1.06)	4.74	4.81

Less distributions from:
Net investment income	(0.45)	(0.82)	(0.74)	(0.79)	(0.81)	(0.66)

Total distributions	(0.45)	(0.82)	(0.74)	(0.79)	(0.81)	(0.66)

Net asset value, end of period	$59.37	$59.93	$41.91	$62.78	$64.63	$60.70

Total return	(0.16)%[c]	45.16%	(32.25)%	(1.74)%	7.86%	8.54%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,076,012	$5,624,841	$4,585,034	$5,685,167	$4,469,433	$3,414,285
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	1.51%	1.53%	1.44%	1.19%	1.35%	1.28%
Portfolio turnover rate[e]	3%	33%	15%	26%	23%	12%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Value Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$56.48	$37.45	$69.25	$77.50	$68.56	$60.91

Income from investment operations:
Net investment income	0.63 [a]	1.24 [a]	1.83 [a]	1.86 [a]	1.60 [a]	1.36
Net realized and unrealized gain (loss)[b]	(2.22)	19.00	(31.82)	(8.24)	8.88	7.48

Total from investment operations	(1.59)	20.24	(29.99)	(6.38)	10.48	8.84

Less distributions from:
Net investment income	(0.63)	(1.21)	(1.81)	(1.87)	(1.54)	(1.19)

Total distributions	(0.63)	(1.21)	(1.81)	(1.87)	(1.54)	(1.19)

Net asset value, end of period	$54.26	$56.48	$37.45	$69.25	$77.50	$68.56

Total return	(2.80)%[c]	54.46%	(43.95)%	(8.47)%	15.43%	14.63%

Ratios/Supplemental data:
Net assets, end of period (000s)	$3,719,429	$3,992,928	$2,449,246	$3,756,741	$4,499,076	$3,088,724
Ratio of expenses to average net assets[d]	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets[d]	2.34%	2.52%	3.41%	2.38%	2.18%	2.12%
Portfolio turnover rate[e]	3%	40%	19%	20%	20%	7%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P 500, iShares S&P 500 Growth and iShares S&P 500 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 500 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of September 30, 2010, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid quarterly by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2010.

The Funds had tax basis net capital loss carryforwards as of March 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2017	Expiring 2018	Total
S&P 500	$72,624,224	$24,267,905	$–	$41,594,450	$–	$365,510,732	$559,115,228	$1,063,112,539
S&P 500 Growth	–	11,080,019	2,989,823	40,360,646	–	112,834,240	486,334,136	653,598,864
S&P 500 Value	5,812,787	21,337,049	–	–	429,512	117,035,158	302,437,779	447,052,285

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2010, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2010 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500	$27,755,162,042	$813,574,592	$(5,534,745,961)	$(4,721,171,369)
S&P 500 Growth	5,081,045,015	535,433,611	(466,064,965)	69,368,646
S&P 500 Value	4,431,892,292	219,497,084	(887,667,875)	(668,170,791)

Management has reviewed the tax positions as of September 30, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 500	0.0945%
S&P 500 Growth	0.18
S&P 500 Value	0.18

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2010, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 500	$437,536
S&P 500 Growth	39,977
S&P 500 Value	107,536

Cross trades for the six months ended September 30, 2010, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

As of September 30, 2010, the PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments), during the six months ended September 30, 2010 for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain

S&P 500
PNC Financial Services
Group Inc. (The)	1,113,788	317,411	(280,249)	1,150,950	$59,745,814	$227,662	$2,783,825

S&P 500 Value
PNC Financial Services
Group Inc. (The)	386,710	35,728	(43,132)	379,306	$19,689,775	$79,052	$193,471

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2010 were as follows:

iShares Index Fund	Purchases	Sales
S&P 500	$552,151,083	$552,208,483
S&P 500 Growth	135,220,456	134,294,317
S&P 500 Value	113,225,816	113,700,849

In-kind transactions (see Note 4) for the six months ended September 30, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 500	$5,529,472,831	$5,064,003,372
S&P 500 Growth	218,722,433	687,939,368
S&P 500 Value	232,649,901	336,243,099

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of September 30, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 500	$1.11765	$–	$0.00528	$1.12293	100%	–%	0%[a]		100%
S&P 500 Growth	0.45021	–	0.00104	0.45125	100	–	0	[a]	100
S&P 500 Value	0.62737	–	0.00404	0.63141	99	–	1		100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	35

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	37

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3594-1010

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.Go to www.icsdelivery.com.

2.From the main page, select the first letter of your brokerage firm’s name.

3.Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-32-0910

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

SEPTEMBER 30, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares 2012 S&P AMT-Free Municipal Series  |  MUAA  |  NYSE Arca

iShares 2013 S&P AMT-Free Municipal Series  |  MUAB  |  NYSE Arca

iShares 2014 S&P AMT-Free Municipal Series  |  MUAC  |  NYSE Arca

iShares 2015 S&P AMT-Free Municipal Series  |  MUAD  |  NYSE Arca

iShares 2016 S&P AMT-Free Municipal Series  |  MUAE  |  NYSE Arca

iShares 2017 S&P AMT-Free Municipal Series  |  MUAF  |  NYSE Arca

Fund Performance Overviews

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

Performance as of September 30, 2010

	Cumulative Total Returns

	Inception to 9/30/10

iSHARES MUNICIPAL SERIES	NAV	MARKET	INDEX
2012 S&P AMT-Free	1.24%	1.44%	1.68%
2013 S&P AMT-Free	2.41%	3.04%	2.84%
2014 S&P AMT-Free	3.31%	4.37%	3.93%
2015 S&P AMT-Free	4.83%	5.80%	5.57%
2016 S&P AMT-Free	6.30%	6.85%	7.28%
2017 S&P AMT-Free	7.36%	8.22%	8.11%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 1/7/10.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (1/8/10), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2012 S&P AMT-Free Municipal Series (the “2012 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2012 Index™ (the “2012 Index”). The 2012 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2012. The 2012 Fund invests in a representative sample of securities included in the 2012 Index that collectively has an investment profile similar to the 2012 Index. Due to the use of representative sampling, the 2012 Fund may or may not hold all of the securities that are included in the 2012 Index. For the six-month period ended September 30, 2010, the total return for the 2012 Fund was 1.19%, while the total return for the 2012 Index was 1.46%.

BOND CREDIT QUALITY
As of 9/30/10
S&P Credit Rating	Percentage of Total Investments*
AAA	32.73%

AA+	9.52

AA	30.87

AA-	12.36

A+	8.30

A	1.60

A-	1.07

BBB+	1.06

BBB	0.53

BBB-	1.96

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS
As of 9/30/10
Security	Percentage of Net Assets
Massachusetts State, General Obligations Limited, Series D (NPFGC Insured) Prerefunded 08/01/12, 5.38%, 08/01/20	2.67%

Puerto Rico Commonwealth, General Obligations Unlimited, Series A Prerefunded 07/01/12, 5.00%, 07/01/27	2.13

New Jersey Transportation Trust Fund Authority Revenue, Series C ETM, 5.00%, 06/15/12	1.62

Baltimore County, Maryland, General Obligations Unlimited, 5.00%, 08/01/12	1.60

New York City, General Obligations Unlimited, Series E, 5.00%, 08/01/12	1.59

Eastern Municipal Water District California Water & Sewer, Certificates of Participation, Series A (NPFGC Insured), 5.00%, 07/01/12	1.59

Illinois State, General Obligations Unlimited, First Series (NPFGC Insured), 5.25%, 08/01/12	1.52

New York City, General Obligations Unlimited, Series G (XLCA Insured), 5.50%, 08/01/12	1.47

California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured), 5.00%, 07/01/12	1.38

Connecticut State, General Obligations Unlimited, Series B Prerefunded 06/15/12, 5.50%, 06/15/18	1.34

TOTAL	16.91%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2013 S&P AMT-Free Municipal Series (the “2013 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2013 Index™ (the “2013 Index”). The 2013 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2013. The 2013 Fund invests in a representative sample of securities included in the 2013 Index that collectively has an investment profile similar to the 2013 Index. Due to the use of representative sampling, the 2013 Fund may or may not hold all of the securities that are included in the 2013 Index. For the six-month period ended September 30, 2010, the total return for the 2013 Fund was 2.34%, while the total return for the 2013 Index was 2.57%.

BOND CREDIT QUALITY
As of 9/30/10
S&P Credit Rating	Percentage of Total Investments*
AAA	38.21%

AA+	11.96

AA	17.62

AA-	13.89

A+	5.37

A	2.74

A-	7.00

BBB+	1.43

BBB-	1.78

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS
As of 9/30/10
Security	Percentage of Net Assets
New Jersey Transportation Trust Fund Authority Revenue, Series C Prerefunded 06/15/13, 5.50%, 06/15/22	5.10%

California Statewide Communities Development Authority Revenue, 5.00%, 06/15/13	5.02

Columbus City School District, General Obligations Unlimited (FGIC Insured) Prerefunded 06/01/13, 5.00%, 12/01/31	3.65

Colorado Department of Transportation Revenue, Series B (NPFGC Insured), 5.50%, 06/15/13	3.03

New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series A, 5.00%, 06/15/13	2.42

New Jersey Economic Development Authority Revenue, Series F (FGIC Insured) Prerefunded 06/15/13, 5.25%, 06/15/21	2.20

Virginia Public Building Authority Public Facilities Revenue, Series A, 5.00%, 08/01/13	2.20

Anchorage, Alaska, General Obligations Unlimited, Series D (AMBAC Insured), 4.50%, 08/01/13	2.06

Los Angeles Unified School District, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 07/01/13, 5.00%, 07/01/24	1.91

Energy Northwest Electric Revenue, Series A (NPFGC Insured), 5.25%, 07/01/13	1.88

TOTAL	29.47%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2014 S&P AMT-Free Municipal Series (the “2014 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2014 Index™ (the “2014 Index”). The 2014 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2014. The 2014 Fund invests in a representative sample of securities included in the 2014 Index that collectively has an investment profile similar to the 2014 Index. Due to the use of representative sampling, the 2014 Fund may or may not hold all of the securities that are included in the 2014 Index. For the six-month period ended September 30, 2010, the total return for the 2014 Fund was 3.13%, while the total return for the 2014 Index was 3.49%.

BOND CREDIT QUALITY
As of 9/30/10
S&P Credit Rating	Percentage of Total Investments*
AAA	33.74%

AA+	18.58

AA	18.32

AA-	12.70

A+	6.19

A	4.00

A-	2.90

BBB+	0.55

BBB-	2.33

Not Rated	0.69

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS
As of 9/30/10
Security	Percentage of Net Assets
New Jersey Transportation Trust Fund Authority Revenue, Series A Prerefunded 06/15/14, 5.25%, 06/15/19	3.97%

California State Economic Recovery, General Obligations Unlimited, Series A, 5.25%, 07/01/14	3.68

Indiana Transportation Finance Authority Highway Revenue, Series A (FGIC Insured) Prerefunded 06/01/14, 5.25%, 06/01/29	2.83

Massachusetts State, General Obligations Limited, Series B Prerefunded 08/01/14, 5.00%, 08/01/23	1.97

New York State Dormitory Authority (City University of New York), State Supported Debt Revenue (NPFGC Insured-FGIC), 3.25%, 07/01/14	1.90

New York City Transitional Finance Authority Building Aid Revenue, Series S-1 (NPFGC Insured-FGIC), 5.00%, 07/15/14	1.82

Massachusetts State Water Pollution Abatement Trust Revenue, Series 14, 5.00%, 08/01/14	1.69

Kentucky State Turnpike Authority Revenue, Series A, 5.00%, 07/01/14	1.68

Florida State Department of Environmental Protection Preservation Revenue, Series B (NPFGC Insured), 5.00%, 07/01/14	1.66

Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A, 5.00%, 07/01/14	1.60

TOTAL	22.80%

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2015 S&P AMT-Free Municipal Series (the “2015 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2015 Index™ (the “2015 Index”). The 2015 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2015. The 2015 Fund invests in a representative sample of securities included in the 2015 Index that collectively has an investment profile similar to the 2015 Index. Due to the use of representative sampling, the 2015 Fund may or may not hold all of the securities that are included in the 2015 Index. For the six-month period ended September 30, 2010, the total return for the 2015 Fund was 4.28%, while the total return for the 2015 Index was 4.57%.

BOND CREDIT QUALITY
As of 9/30/10
S&P Credit Rating	Percentage of Total Investments*
AAA	37.00%

AA+	13.72

AA	32.13

AA-	6.07

A+	8.16

BBB+	1.52

BBB-	1.40

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS
As of 9/30/10
Security	Percentage of Net Assets
Massachusetts Bay Transportation Authority Revenue, Series A Prerefunded 07/01/15, 4.75%, 07/01/34	4.79%

Connecticut State, General Obligations Unlimited, Series C, 5.00%, 06/01/15	3.13

Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1, 5.50%, 06/15/15	2.64

Portland Oregon Sewer System Revenue, Series A (NPFGC Insured-FGIC), 5.00%, 06/01/15	2.60

Charlotte, North Carolina Airport Revenue, Series B, 5.00%, 07/01/15	2.55

Georgia State Road & Tollway Authority Revenue, Series A, 5.00%, 06/01/15	2.37

Connecticut State Special Tax Obligation Revenue, Series B (AMBAC Insured), 5.00%, 07/01/15	2.23

New Jersey State, General Obligations Unlimited, 5.00%, 06/01/15	2.12

Howard County, Maryland, General Obligations Unlimited, Series B, 5.00%, 08/15/15	2.10

Massachusetts State, General Obligations Unlimited, Series B, 5.00%, 08/01/15	2.09

TOTAL	26.62%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2016 S&P AMT-Free Municipal Series (the “2016 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2016 Index™ (the “2016 Index”). The 2016 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2016. The 2016 Fund invests in a representative sample of securities included in the 2016 Index that collectively has an investment profile similar to the 2016 Index. Due to the use of representative sampling, the 2016 Fund may or may not hold all of the securities that are included in the 2016 Index. For the six-month period ended September 30, 2010, the total return for the 2016 Fund was 5.83%, while the total return for the 2016 Index was 6.19%.

BOND CREDIT QUALITY
As of 9/30/10
S&P Credit Rating	Percentage of Total Investments*
AAA	36.96%

AA+	11.16

AA	21.62

AA-	17.66

A+	3.34

A	4.47

A-	2.58

BBB	0.73

BBB-	0.71

Not Rated	0.77

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS
As of 9/30/10
Security	Percentage of Net Assets
Illinois State Toll Highway Authority Revenue, Series A-2 (AGM Insured) Prerefunded 07/01/16, 5.00%, 01/01/31	3.84%

New Jersey State, General Obligations Unlimited, 5.00%, 06/01/16	2.75

Puerto Rico Electric Power Authority Revenue, Series LL (NPFGC Insured), 5.50%, 07/01/16	2.35

Connecticut State, General Obligations Unlimited, Series C, 5.00%, 06/01/16	2.09

Georgia State Road & Tollway Authority Revenue (NPFGC Insured), 5.00%, 06/01/16	2.01

Washington State Motor Vehicle Fuel Tax- 2007B, General Obligations Unlimited (AGM Insured), 5.00%, 07/01/16	1.90

Massachusetts State, General Obligations Limited, Series A, 5.00%, 08/01/16	1.90

Ohio State Water Development Authority Revenue, Series A, 5.00%, 06/01/16	1.89

Arizona State Transportation Board Excise Tax Revenue, 5.00%, 07/01/16	1.89

Florida State Right-of-Way Acquisition & Bridge Construction, General Obligations Unlimited, 5.00%, 07/01/16	1.89

TOTAL	22.51%

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P AMT-FREE MUNICIPAL SERIES

The iShares 2017 S&P AMT-Free Municipal Series (the “2017 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P AMT-Free Municipal Series 2017 Index™ (the “2017 Index”). The 2017 Index measures the performance of investment-grade U.S. municipal bonds maturing in 2017. The 2017 Fund invests in a representative sample of securities included in the 2017 Index that collectively has an investment profile similar to the 2017 Index. Due to the use of representative sampling, the 2017 Fund may or may not hold all of the securities that are included in the 2017 Index. For the six-month period ended September 30, 2010, the total return for the 2017 Fund was 6.52%, while the total return for the 2017 Index was 6.87%.

BOND CREDIT QUALITY As of 9/30/10
S&P Credit Rating	Percentage of Total Investments*
AAA	32.30%

AA+	19.69

AA	15.13

AA-	17.51

A+	6.79

A	1.71

BBB+	4.11

BBB-	2.29

Not Rated	0.47

TOTAL	100.00%

*	Excludes short-term investments.

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
New York City, General Obligations Unlimited, Series E, 5.00%, 08/01/17	4.03%

Georgia State, General Obligations Unlimited, Series E Prerefunded 08/01/17, 5.00%, 08/01/21	2.87

New Hampshire Municipal Bond Bank, Series A, 5.00%, 08/15/17	2.83

Energy Northwest Electric Revenue, Series A, 5.00%, 07/01/17	2.81

California State Economic Recovery, General Obligations Unlimited, Series A, 5.00%, 07/01/17	2.64

Delaware Valley Regional Financial Authority Revenue, 5.75%, 07/01/17	2.40

Johnson County Water District No. 1 Water Revenue, 4.50%, 06/01/17	2.21

Puerto Rico Electric Power Authority Revenue, Series JJ (XLCA Insured), 5.38%, 07/01/17	1.97

Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured), 5.50%, 07/01/17	1.95

Sacramento County, California Airport System Revenue, Series D (AGM Insured), 3.75%, 07/01/17	1.95

TOTAL	25.66%

FUND PERFORMANCE OVERVIEWS	11

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Municipal Series	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/10 to 9/30/10)
2012 S&P AMT-Free
Actual	$1,000.00	$1,011.90	0.30%	$1.51
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.52
2013 S&P AMT-Free
Actual	1,000.00	1,023.40	0.30	1.52
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.52
2014 S&P AMT-Free
Actual	1,000.00	1,031.30	0.30	1.53
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.52
2015 S&P AMT-Free
Actual	1,000.00	1,042.80	0.30	1.54
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.52

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Municipal Series	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/10 to 9/30/10)
2016 S&P AMT-Free
Actual	$1,000.00	$1,058.30	0.30%	$1.55
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.52
2017 S&P AMT-Free
Actual	1,000.00	1,065.20	0.30	1.55
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.30	1.52

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments (Unaudited)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.72%

ALASKA – 1.31%
Anchorage, Alaska, General
Obligations Unlimited, Series C
(NPFGC Insured)
4.25%, 08/01/12	$250,000	$266,865

		266,865

ARIZONA – 6.73%
Arizona State Transportation Board
Revenue, Series A
5.00%, 07/01/12	200,000	215,538
Maricopa County Community College
District, General
Obligations Unlimited
5.00%, 07/01/12	220,000	237,618
Maricopa County, Chandler Unified
School District No. 80, General
Obligations Unlimited
(NPFGC Insured)
4.70%, 07/01/12	250,000	268,345
Mesa, Arizona, General Obligations
Limited (NPFGC Insured-FGIC)
5.25%, 07/01/12	175,000	188,414
Phoenix Civic Improvement Corp.
Transportation Excise Tax Revenue
(AMBAC Insured)
5.25%, 07/01/12	225,000	241,877
Tempe, Arizona, General
Obligations Unlimited
5.00%, 07/01/12	200,000	215,722

		1,367,514

CALIFORNIA – 12.75%
California State Economic Recovery,
General Obligations Unlimited,
Series A
5.25%, 07/01/12	220,000	237,849
California State Economic Recovery,
General Obligations Unlimited,
Series A (NPFGC Insured)
5.00%, 07/01/12	260,000	279,963

Security	Principal	Value
California State, General
Obligations Unlimited
5.00%, 06/01/12	$50,000	$53,404
Chabot-Las Positas Community
College District, General
Obligations Unlimited
(AMBAC Insured)
4.00%, 08/01/12	100,000	105,782
East Bay Municipal Utility District
Water System Revenue
(AGM Insured)
5.00%, 06/01/12	125,000	134,496
Eastern Municipal Water District
California Water & Sewer,
Certificates of Participation,
Series A (NPFGC Insured)
5.00%, 07/01/12	300,000	322,377
Los Angeles Community College
District, Election of 2003, General
Obligations Unlimited, Series E
(AGM Insured)
4.25%, 08/01/12	100,000	106,540
Los Angeles County Metropolitan
Transportation Authority Sales Tax
Revenue, Series A (AGC Insured)
5.00%, 07/01/12	205,000	221,152
Los Angeles Department of Water &
Power Revenue, Subseries A-1
(AMBAC Insured)
3.50%, 07/01/12	185,000	193,941
Los Angeles Department of Water &
Power Revenue, Subseries A-1
(NPFGC Insured)
5.00%, 07/01/12	100,000	107,879
Los Angeles Unified School District,
General Obligations Unlimited,
Series B (AMBAC Insured)
5.00%, 07/01/12	150,000	160,860
Los Angeles Unified School District,
General Obligations Unlimited,
Series KRY
4.00%, 07/01/12	160,000	168,806

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
San Diego Unified School District
Election of 1998, General
Obligations Unlimited, Series D
(NPFGC Insured-FGIC)
4.00%, 07/01/12	$95,000	$100,434
San Francisco Bay Area Rapid Transit
District Sales Tax Revenue,
Series A (NPFGC Insured)
5.00%, 07/01/12	100,000	107,897
San Francisco City & County,
General Obligations Unlimited,
Series 2008-R1
2.85%, 06/15/12	100,000	103,842
Southern California Public Power
Authority Revenue, Series A-1
(AMBAC Insured)
4.50%, 07/01/12	175,000	185,818

		2,591,040
COLORADO – 3.01%
Colorado Department of
Transportation Revenue
5.25%, 06/15/12	220,000	237,796
Platte River Power Authority,
Colorado Power Revenue,
Series EE Prerefunded 06/01/12
5.38%, 06/01/16	150,000	162,403
Regional Transportation District,
Certificates of Participation,
Series A (AMBAC Insured)
4.50%, 06/01/12	200,000	210,366

		610,565
CONNECTICUT – 1.34%
Connecticut State, General
Obligations Unlimited, Series B
Prerefunded 06/15/12
5.50%, 06/15/18	250,000	271,535

		271,535

Security	Principal	Value
DISTRICT OF COLUMBIA – 0.77%
District of Columbia, General
Obligations Unlimited, Series B
(NPFGC Insured)
6.00%, 06/01/12	$145,000	$157,074

		157,074
FLORIDA – 5.46%
Florida Hurricane Catastrophe
Fund Finance Corp. Revenue,
Series A
5.00%, 07/01/12	220,000	231,834
Florida State Board of Education
Lottery Revenue, Series A
(AMBAC Insured)
5.00%, 07/01/12	150,000	161,173
5.25%, 07/01/12	220,000	237,024
Florida State Department of
Environmental Protection
Preservation Revenue, Series A
4.00%, 07/01/12	250,000	263,647
Florida State Department of
Environmental Protection
Preservation Revenue, Series B
(NPFGC Insured)
5.00%, 07/01/12	100,000	107,195
Miami-Dade County, Florida School
District, General Obligations
Unlimited (AGM Insured)
5.38%, 08/01/12	100,000	108,042

		1,108,915
GEORGIA – 3.02%
Georgia State, General Obligations
Unlimited, Series D
4.00%, 08/01/12	100,000	106,527
Georgia State, General Obligations
Unlimited, Series D
Prerefunded 08/01/12
5.00%, 08/01/15	250,000	270,837

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
Metropolitan Atlanta Rapid Transit
Authority Sales Tax Revenue,
Series A (AMBAC Insured)
5.00%, 07/01/12	$220,000	$236,650

		614,014
HAWAII – 1.06%
Hawaii State, General Obligations
Unlimited, Series DG
(AMBAC Insured)
5.00%, 07/01/12	200,000	215,686

		215,686
ILLINOIS – 2.03%
Illinois State, General Obligations
Unlimited, First Series
(NPFGC Insured)
5.25%, 08/01/12	290,000	308,305
Illinois State, General Obligations
Unlimited, Series A
4.50%, 06/01/12	100,000	104,538

		412,843
IOWA – 1.33%
Iowa Finance Authority Revenue
5.25%, 08/01/12	250,000	270,872

		270,872
LOUISIANA – 1.17%
Louisiana State, General Obligations
Unlimited, Series B (CIFG Insured)
5.00%, 07/15/12	220,000	237,490

		237,490
MARYLAND – 4.89%
Baltimore County, Maryland, General
Obligations Unlimited
5.00%, 08/01/12	300,000	325,062
Frederick County, Maryland, General
Obligations Unlimited
3.50%, 06/01/12	250,000	262,687
Maryland State, General Obligations
Unlimited, Second Series
5.50%, 07/15/12	200,000	218,104

Security	Principal	Value
Montgomery County, Maryland,
General Obligations Unlimited,
Series A
5.00%, 06/01/12	$175,000	$188,333

		994,186
MASSACHUSETTS – 6.59%
Massachusetts Bay Transportation
Authority Sales Tax Revenue,
Series A
5.25%, 07/01/12	250,000	270,925
Massachusetts State, General
Obligations Limited
5.00%, 07/01/12	200,000	215,758
Massachusetts State, General
Obligations Limited, Series D
(NPFGC Insured)
Prerefunded 08/01/12
5.38%, 08/01/20	500,000	543,460
Massachusetts State, General
Obligations Limited, Series D
Prerefunded 08/01/12
5.38%, 08/01/19	150,000	163,038
Massachusetts State, School Building
Authority Sales Tax Revenue,
Series A
5.00%, 08/15/12	135,000	146,251

		1,339,432
MICHIGAN – 0.63%
Michigan Municipal Bond Authority
Revenue (AGM Insured)
5.00%, 06/01/12	120,000	127,844

		127,844
MINNESOTA – 1.13%
Nobles County, Minnesota, General
Obligations Unlimited, Series C
3.00%, 08/01/12	220,000	229,891

		229,891
NEVADA – 3.00%
Clark County School District, General
Obligations Limited, Series B
(AMBAC Insured)
5.00%, 06/15/12	150,000	160,900

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
Clark County School District, General
Obligations Limited, Series B
(NPFGC Insured-FGIC)
5.00%, 06/15/12	$100,000	$107,267
Clark County School District, General
Obligations Limited, Series C
(AGM Insured)
5.00%, 06/15/12	125,000	134,173
Clark County, Nevada, General
Obligations Limited, Series A
3.00%, 06/01/12	200,000	207,454

		609,794
NEW HAMPSHIRE – 0.85%
Manchester, New Hampshire School
Facilities Revenue
(NPFGC Insured)
5.25%, 06/01/12	160,000	172,707

		172,707
NEW JERSEY – 5.59%
Middlesex County, New Jersey,
General Obligations Unlimited
4.00%, 06/01/12	100,000	105,906
New Jersey State Educational
Facilities Authority Revenue,
Series K
3.30%, 07/01/12	200,000	210,048
New Jersey State, General
Obligations Unlimited
(FGIC Insured)
Prerefunded 08/01/12
5.00%, 08/01/22	130,000	140,836
New Jersey Transportation
Trust Fund Authority Revenue,
Series A (NPFGC Insured-FGIC)
5.00%, 06/15/12	100,000	106,806
New Jersey Transportation
Trust Fund Authority Revenue,
Series C ETM
5.00%, 06/15/12	305,000	328,839

Security	Principal	Value
New Jersey Water Supply Authority
Revenue, (NPFGC Insured)
5.00%, 08/01/12	$225,000	$243,446

		1,135,881
NEW MEXICO – 1.06%
New Mexico Finance Authority State
Transportation Revenue, Series B
(AMBAC Insured)
5.00%, 06/15/12	200,000	215,292

		215,292
NEW YORK – 8.94%
Long Island Power Authority
Revenue, Series B
5.25%, 06/01/12	150,000	161,309
New York City, General Obligations
Unlimited, Series C
5.50%, 08/01/12	100,000	108,897
New York City, General Obligations
Unlimited, Series E
5.00%, 08/01/12	300,000	323,955
New York City, General Obligations
Unlimited, Series G (XLCA Insured)
5.50%, 08/01/12	275,000	299,148
New York City, General Obligations
Unlimited, Series K
4.00%, 08/01/12	160,000	169,861
New York State Dormitory Authority
(State University of New York)
State Supported Debt Revenue,
Series A (NPFGC Insured)
5.00%, 07/01/12	250,000	268,670
New York State Dormitory Authority
(Columbia University) Revenue,
Series B
5.00%, 07/01/12	250,000	269,835
Newark Central School District,
General Obligations Unlimited
(NPFGC Insured-FGIC)
5.00%, 06/15/12	200,000	214,766

		1,816,441

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
OHIO – 3.56%
Cincinnati, Ohio City School District,
General Obligations Limited
(AGM Insured)
5.00%, 06/01/12	$100,000	$107,581
Ohio State University General
Receipts Revenue, Series A
5.00%, 06/01/12	150,000	161,186
Ohio State, General Obligations
Unlimited (AGM Insured)
5.00%, 08/01/12	220,000	238,062
University of Cincinnati General
Receipts Revenue, Series F
Prerefunded 06/01/12
5.38%, 06/01/16	200,000	216,408

		723,237

OKLAHOMA – 0.42%
Grand River Dam Authority Revenue,
Series A (AGM Insured)
5.00%, 06/01/12	80,000	85,758

		85,758

OREGON – 0.53%
Salem-Keizer, Oregon School District
No. 24J, General Obligations
Unlimited (AGM Insured)
5.00%, 06/15/12	100,000	107,682

		107,682

PENNSYLVANIA – 1.30%
Delaware Valley Regional Financial
Authority Revenue
5.50%, 07/01/12	250,000	264,810

		264,810

PUERTO RICO – 5.63%
Puerto Rico Commonwealth, General
Obligations Unlimited
(FGIC Insured)
5.50%, 07/01/12	220,000	234,095
Puerto Rico Commonwealth, General
Obligations Unlimited, Series A
Prerefunded 07/01/12
5.00%, 07/01/27	400,000	431,956

Security	Principal	Value
Puerto Rico Electric Power Authority
Power Revenue, Series II
(XLCA Insured)
Prerefunded 07/01/12
5.25%, 07/01/22	$195,000	$213,365
Puerto Rico Highway &
Transportation Authority Revenue,
Series A (AMBAC Insured)
5.50%, 07/01/12	100,000	106,407
Puerto Rico Public Buildings
Authority Revenue
(Commonwealth of Puerto Rico
GTD Insured)
5.50%, 07/01/12	150,000	158,753

		1,144,576

TEXAS – 4.34%
Austin Independent School District,
General Obligations Unlimited
(NPFGC Insured)
4.25%, 08/01/12	100,000	106,803
Dallas, Texas, General
Obligations Limited
5.00%, 08/15/12	100,000	108,373
El Paso, Texas, General Obligations
Limited (NPFGC Insured-FGIC)
5.00%, 08/15/12	250,000	270,493
Harris County, Texas Toll Road
Senior Lien Revenue,
Series B-1(NPFGC Insured-FGIC)
5.00%, 08/15/12	150,000	162,207
San Antonio, Texas, General
Obligations Limited
5.25%, 08/01/12	215,000	233,716

		881,592

UTAH – 1.66%
Intermountain Power Agency, Utah
Power Supply Revenue, Series A
5.25%, 07/01/12	140,000	150,833
Utah State, General Obligations
Unlimited, Series B
4.00%, 07/01/12	175,000	185,929

		336,762

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
VIRGINIA – 2.98%
Loudoun County, Virginia, General Obligations Unlimited, Series A (State Aid Withholding Insured)
5.00%, 07/01/12	$200,000	$215,978
Virginia Public Building Authority Public Facilities Revenue, Series A
5.00%, 08/01/12	115,000	124,552
Virginia State Public School Authority Revenue (State Aid Withholding Insured)
4.00%, 07/15/12	250,000	265,805

		606,335

WASHINGTON – 3.79%
Energy Northwest Electric Revenue, Series A
5.00%, 07/01/12	200,000	215,722
Pierce County, Washington School District No. 10, General Obligations Unlimited, Series A (AGM Insured)
5.00%, 06/01/12	200,000	214,778
Washington State, General Obligations Unlimited, Series B
5.00%, 07/01/12	115,000	124,019
Washington State, General Obligations Unlimited, Series C
5.00%, 07/01/12	200,000	215,686

		770,205

WEST VIRGINIA – 0.53%
West Virginia State, General Obligations Unlimited (NPFGC Insured-FGIC)
5.00%, 06/01/12	100,000	107,492

		107,492

WISCONSIN – 1.32%
Wisconsin State Clean Water Revenue, Series 3
5.00%, 06/01/12	250,000	268,730

		268,730

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $19,986,210)		20,063,060

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.22%

MONEY MARKET FUNDS – 0.22%
BlackRock Liquidity Funds – MuniFund, Institutional Shares
0.15%[a,b]	45,018	$45,018

		45,018

TOTAL SHORT-TERM INVESTMENTS
(Cost: $45,018)		45,018

TOTAL INVESTMENTS IN SECURITIES – 98.94%
(Cost: $20,031,228)		20,108,078

Other Assets, Less Liabilities – 1.06%		216,151

NET ASSETS – 100.00%		$20,324,229

AGC – Assured Guaranty Corp.

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

CIFG – CDC IXIS Financial Guaranty

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Co.

GTD – Guaranteed Bond

NPFGC – National Public Finance Guarantee Corp.

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.50%

ALASKA – 2.06%
Anchorage, Alaska, General Obligations Unlimited, Series D (AMBAC Insured)
4.50%, 08/01/13	$285,000	$314,678

		314,678

ARIZONA – 4.99%
Arizona State Transportation Board Highway Revenue, Subseries A
5.25%, 07/01/13	150,000	168,574
Maricopa County, Chandler Unified School District No. 80, General Obligations Unlimited (AGM Insured)
4.00%, 07/01/13	100,000	109,096
Maricopa County, Peoria Unified School District No. 11, General Obligations Limited (AGM Insured)
5.00%, 07/01/13	125,000	138,541
Phoenix, Arizona, General Obligations Unlimited, Series A
5.00%, 07/01/13	210,000	235,003
Tucson, Arizona Water Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 07/01/13	100,000	110,948

		762,162

CALIFORNIA – 18.75%
California State Economic Recovery, General Obligations Unlimited, Series A
5.25%, 07/01/13	110,000	123,268
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.25%, 07/01/13	165,000	184,902
California State, General Obligations Unlimited
5.00%, 06/01/13	260,000	286,005
California Statewide Communities Development Authority Revenue
5.00%, 06/15/13	700,000	766,983

Security	Principal	Value
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (NPFGC Insured)
5.25%, 07/01/13	$200,000	$224,706
Los Angeles Department of Water & Power Revenue, Subseries A-1 (NPFGC Insured)
5.00%, 07/01/13	250,000	279,182
Los Angeles Unified School District, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 07/01/13
5.00%, 07/01/24	260,000	291,413
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured) Prerefunded 07/01/13
5.00%, 01/01/28	125,000	140,102
Los Angeles Unified School District, General Obligations Unlimited, Series KRY
5.00%, 07/01/13	100,000	110,602
Morgan Hill Unified School District, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/13	150,000	167,944
Sacramento County, California Airport System Revenue, Series B
5.00%, 07/01/13	165,000	181,358
San Jose Unified School District, General Obligations Unlimited, Series C (NPFGC Insured-FGIC)
4.00%, 08/01/13	100,000	108,543

		2,865,008

COLORADO – 3.03%
Colorado Department of Transportation Revenue, Series B (NPFGC Insured)
5.50%, 06/15/13	410,000	462,783

		462,783

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
DELAWARE – 0.99%
Delaware Transportation Authority Transportation System Revenue (NPFGC Insured)
5.00%, 07/01/13	$135,000	$151,073

		151,073

DISTRICT OF COLUMBIA – 0.73%
District of Columbia, General Obligations Unlimited, Series B (AMBAC Insured)
5.00%, 06/01/13	100,000	111,388

		111,388

FLORIDA – 4.56%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/13	150,000	160,945
Florida State Board of Education Lottery Revenue, Series C
4.00%, 07/01/13	125,000	135,619
Florida State Board of Education, General Obligations Unlimited, Series B
5.25%, 06/01/13	110,000	122,756
Florida State Department of Environmental Protection Preservation Revenue, Series A (AMBAC Insured)
5.00%, 07/01/13	250,000	276,938

		696,258

GEORGIA – 1.47%
Gwinnett County Water & Sewerage Authority Revenue
4.00%, 08/01/13	205,000	224,405

		224,405

HAWAII – 0.73%
Honolulu, Hawaii City & County, General Obligations Unlimited, Series B (NPFGC Insured)
5.00%, 07/01/13	100,000	111,819

		111,819

Security	Principal	Value
ILLINOIS – 2.59%
Chicago Transit Authority Capital Grant Receipts Revenue (AMBAC Insured)
5.25%, 06/01/13	$210,000	$230,469
Illinois State, General Obligations Unlimited, First Series (NPFGC Insured)
5.50%, 08/01/13	150,000	164,880

		395,349

MARYLAND – 1.54%
Maryland State, General Obligations Unlimited, Series A
3.00%, 08/15/13	220,000	234,896

		234,896

MASSACHUSETTS – 3.83%
Massachusetts State Water Resources Authority Revenue, Series A (NPFGC Insured)
5.25%, 08/01/13	150,000	169,086
Massachusetts State, General Obligations Limited, Series D
4.38%, 08/01/13	250,000	275,590
Massachusetts State, General Obligations Unlimited, Series A
5.25%, 08/01/13	125,000	140,860

		585,536

NEVADA – 2.17%
Clark County School District, General Obligations Limited, Series A (AGM Insured)
5.00%, 06/15/13	200,000	221,582
Las Vegas Valley Water District, General Obligations Limited, Series B
5.00%, 06/01/13	100,000	110,342

		331,924

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
NEW JERSEY – 14.36%
New Jersey Economic Development Authority Revenue, Series F (FGIC Insured) Prerefunded 06/15/13
5.00%, 06/15/25	$135,000	$150,591
5.25%, 06/15/21	300,000	336,657
New Jersey Economic Development Authority Revenue, Series F Prerefunded 06/15/13
5.00%, 06/15/26	220,000	245,408
5.00%, 06/15/28	200,000	223,098
New Jersey State, General Obligations Unlimited, Series H
5.25%, 07/01/13	250,000	278,558
New Jersey Transportation Trust Fund Authority Revenue, Series C Prerefunded 06/15/13
5.50%, 06/15/22	690,000	778,934
Somerset County, New Jersey, General Obligations Unlimited, Series A
4.00%, 07/15/13	165,000	180,396

		2,193,642

NEW MEXICO – 0.96%
New Mexico State Severance Tax Revenue, Series A-1
4.00%, 07/01/13	135,000	147,317

		147,317

NEW YORK – 8.24%
New York City, General Obligations Unlimited, Series F
5.00%, 08/01/13	145,000	161,687
New York City, General Obligations Unlimited, Subseries C-1 (AGM Insured)
5.00%, 08/15/13	155,000	173,267
New York City, General Obligations Unlimited, Subseries J-1
5.00%, 08/01/13	200,000	223,016
New York State Dormitory Authority State Supported Debt Revenue
4.00%, 07/01/13	100,000	108,039

Security	Principal	Value
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series A
5.00%, 06/15/13	$330,000	$369,194
New York State Municipal Bond Bank Agency Special School Purpose Revenue, Series C
5.50%, 06/01/13	200,000	223,476

		1,258,679

OHIO – 7.89%
Columbus City School District, General Obligations Unlimited (FGIC Insured) Prerefunded 06/01/13
5.00%, 12/01/31	500,000	557,930
Ohio State Major New Street Infrastructure Project Revenue, Series 2007-1 (AGM Insured)
5.00%, 06/15/13	225,000	250,137
Ohio State Water Development Authority Water Pollution Control Revenue
5.00%, 06/01/13	105,000	117,076
Ohio State, General Obligations Unlimited, Series C
5.00%, 08/01/13	250,000	280,058

		1,205,201

PENNSYLVANIA – 0.91%
Pennsylvania State, General Obligations Unlimited, First Series
5.00%, 07/01/13	125,000	139,738

		139,738

PUERTO RICO – 3.17%
Puerto Rico Aqueduct & Sewer Authority Revenue, Series A
5.00%, 07/01/13	250,000	268,520
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/13	200,000	215,636

		484,156

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
TEXAS – 4.23%
Denton County, Texas, General Obligations Limited (NPFGC Insured)
4.00%, 07/15/13	$150,000	$163,421
El Paso Independent School District, General Obligations Unlimited
5.00%, 08/15/13	160,000	178,406
Mesquite Independent School District No. 1, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 08/15/13	120,000	134,825
University of Texas Finance Department Revenue, Series C
5.25%, 08/15/13	150,000	169,299

		645,951

UTAH – 0.73%
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/13	100,000	111,936

		111,936

VIRGINIA – 6.24%
Arlington County, Virginia, General Obligations Unlimited, Series D
3.00%, 08/01/13	200,000	213,320
Richmond, Virginia, General Obligations Unlimited, Series A (AGM Insured)
5.00%, 07/15/13	100,000	112,088
Virginia Public Building Authority Public Facilities Revenue, Series A
5.00%, 08/01/13	300,000	336,612
Virginia State Public School Authority Revenue, Series B
5.00%, 08/01/13	135,000	151,475
Virginia State, General Obligations Unlimited, Series A
5.00%, 06/01/13	125,000	139,518

		953,013

WASHINGTON – 3.52%
Energy Northwest Electric Revenue, Series A (NPFGC Insured)
5.25%, 07/01/13	255,000	286,577

Security	Shares or Principal	Value
Washington State, General Obligations Unlimited, Series 2010C
5.00%, 08/01/13	$225,000	$252,052

		538,629

WISCONSIN – 0.81%
Wisconsin State Clean Water Revenue, Series 2 (NPFGC Insured)
5.50%, 06/01/13	110,000	123,948

		123,948

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $14,862,179)		15,049,489

SHORT-TERM INVESTMENTS – 0.43%

MONEY MARKET FUNDS – 0.43%
BlackRock Liquidity Funds – MuniFund, Institutional Shares
0.15%[a,b]	66,368	66,368

		66,368

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,368)		66,368

TOTAL INVESTMENTS IN SECURITIES – 98.93%
(Cost: $14,928,547)		15,115,857

Other Assets, Less Liabilities – 1.07%		162,971

NET ASSETS – 100.00%		$15,278,828

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC – Financial Guaranty Insurance Co.

GTD – Guaranteed Bond

NPFGC – National Public Finance Guarantee Corp.

PSF – Permanent School Fund

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.68%

ARIZONA – 5.90%
Arizona State Transportation Board Excise Tax Revenue
5.00%, 07/01/14	$260,000	$297,690
Chandler, Arizona Excise Tax Revenue
2.25%, 07/01/14	200,000	209,638
Glendale Union High School District No. 205, General Obligations Unlimited (NPFGC Insured)
4.25%, 07/01/14	150,000	165,775
Maricopa County Unified School District No. 80, General Obligations Unlimited (AGM Insured)
4.00%, 07/01/14	100,000	111,256
Maricopa County Unified School District No. 11, General Obligations Unlimited (AGM Insured)
5.00%, 07/01/14	250,000	283,965
Surprise, Arizona Municipal Property Corp. Excise Tax Revenue (AMBAC Insured)
5.00%, 07/01/14	125,000	141,075

		1,209,399

CALIFORNIA – 13.25%
California State Economic Recovery, General Obligations Unlimited, Series A
5.25%, 07/01/14	660,000	754,651
California State Economic Recovery, General Obligations Unlimited, Series A ETM
5.25%, 07/01/14	200,000	233,078
California State, General Obligations Unlimited
4.13%, 06/01/14	250,000	273,312

Security	Principal	Value
Desert Sands Unified School District, Election of 2001, General Obligations Unlimited, (AGM Insured)
5.00%, 06/01/14	$100,000	$113,812
Los Angeles Department of Water & Power Revenue, Series A
3.00%, 07/01/14	250,000	267,985
Los Angeles Unified School District, General Obligations Unlimited, Series I
5.00%, 07/01/14	250,000	283,177
Metropolitan Water District of Southern California Waterworks Revenue, Series A
5.00%, 07/01/14	180,000	206,883
Sacramento County, California Airport System Revenue, Series D (AGM Insured)
3.30%, 07/01/14	125,000	133,510
Sacramento Municipal Utility District Financing Authority Revenue (NPFGC Insured)
3.75%, 07/01/14	100,000	105,533
San Diego Unified School District, General Obligations Unlimited, Series C-2 (AGM Insured)
5.00%, 07/01/14	200,000	228,516
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A (NPFGC Insured)
5.00%, 07/01/14	100,000	114,735

		2,715,192

COLORADO – 0.57%
Colorado Department of Transportation Revenue, Series B (NPFGC Insured)
5.50%, 06/15/14	100,000	116,459

		116,459

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
DELAWARE – 0.82%
New Castle County, General Obligations Unlimited, Series A
4.25%, 07/15/14	$150,000	$169,006

		169,006

FLORIDA – 5.75%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/14	300,000	327,201
Florida State Board of Education Lottery Revenue, Series A (AMBAC Insured)
5.00%, 07/01/14	150,000	171,120
Florida State Board of Education, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 06/01/14	200,000	227,802
Florida State Department of Environmental Protection Preservation Revenue, Series B (NPFGC Insured)
5.00%, 07/01/14	300,000	340,227
Miami-Dade County, Florida Transit Sales Tax Revenue (AGM Insured)
5.00%, 07/01/14	100,000	112,919

		1,179,269

GEORGIA – 2.98%
Georgia State Road & Tollway Authority Revenue, Series A
5.00%, 06/01/14	100,000	114,328
Georgia State, General Obligations Unlimited, Series C
5.50%, 07/01/14	200,000	234,276
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 07/01/14	230,000	262,520

		611,124

Security	Principal	Value
HAWAII – 1.40%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/14	$250,000	$286,640

		286,640

ILLINOIS – 2.46%
Chicago Transit Authority Capital Grant Receipts Revenue (AMBAC Insured)
5.00%, 06/01/14	100,000	111,417
Illinois State Sales Tax Revenue (AGM Insured)
5.00%, 06/15/14	200,000	224,706
Illinois State, General Obligations Unlimited (NPFGC Insured)
5.50%, 08/14/14	150,000	167,599

		503,722

INDIANA – 3.48%
Indiana Transportation Finance Authority Highway Revenue, Series A (FGIC Insured) Prerefunded 06/01/14
5.13%, 06/01/29	115,000	132,759
5.25%, 06/01/29	500,000	579,465

		712,224

IOWA – 0.54%
Polk County, Iowa, General Obligations Unlimited, Series B
4.00%, 06/01/14	100,000	111,194

		111,194

KENTUCKY – 2.48%
Kentucky State Property & Buildings Commission Revenue, Series A
5.00%, 08/01/14	145,000	164,444
Kentucky State Turnpike Authority Revenue, Series A
5.00%, 07/01/14	300,000	343,371

		507,815

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
MARYLAND – 3.43%
Baltimore County, Maryland, General Obligations Unlimited
5.00%, 08/01/14	$200,000	$231,546
Frederick County, Maryland, General Obligations Unlimited
5.00%, 08/01/14	155,000	178,813
Maryland State, General Obligations Unlimited, Series B
5.25%, 08/15/14	250,000	291,612

		701,971

MASSACHUSETTS – 7.68%
Massachusetts Bay Transportation Authority Revenue, Series A Prerefunded 07/01/14
5.25%, 07/01/15	100,000	116,904
Massachusetts School Building Authority Sales Tax Revenue, Series A (AGM Insured)
5.00%, 08/15/14	200,000	229,902
Massachusetts State Water Pollution Abatement Trust Revenue, Series 14
5.00%, 08/01/14	300,000	345,597
Massachusetts State Water Resources Authority Revenue, Series A (NPFGC Insured)
5.25%, 08/01/14	115,000	133,324
Massachusetts State, General Obligations Limited, Series A
5.00%, 08/01/14	200,000	229,828
Massachusetts State, General Obligations Limited, Series B Prerefunded 08/01/14
5.00%, 08/01/23	350,000	402,696
Massachusetts State, General Obligations Unlimited, Series B
5.00%, 08/01/14	100,000	114,914

		1,573,165

Security	Principal	Value
MINNESOTA – 1.41%
Minnesota State, General Obligations Unlimited
5.00%, 08/01/14	$250,000	$288,612

		288,612

NEVADA – 1.96%
Clark County School District, General Obligations Limited, Series B (NPFGC Insured-FGIC)
5.00%, 06/15/14	100,000	113,944
Clark County, Nevada, General Obligations Limited, Series B (AGM Insured)
5.00%, 06/01/14	130,000	146,919
Las Vegas Valley Water District, General Obligations Limited, Series A (AGM Insured)
5.00%, 06/01/14	125,000	141,125

		401,988

NEW JERSEY – 5.08%
New Jersey State, General Obligations Unlimited
5.00%, 06/01/14	200,000	227,934
New Jersey Transportation Trust Fund Authority Revenue, Series A Prerefunded 06/15/14
5.25%, 06/15/19	700,000	812,609

		1,040,543

NEW YORK – 16.64%
Long Island Power Authority, Electric System Revenue, Series B
5.25%, 06/01/14	275,000	313,560
Metropolitan Transportation Authority Revenue, Series B (NPFGC Insured)
5.50%, 07/01/14	115,000	132,109
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series EE
2.50%, 06/15/14	225,000	236,833

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
New York City Transitional Finance Authority Building Aid Revenue, Series S-1 (NPFGC Insured-FGIC)
5.00%, 07/15/14	$330,000	$372,709
New York City, General Obligations Unlimited, Series A
3.00%, 08/01/14	235,000	251,231
New York City, General Obligations Unlimited, Series B
5.00%, 08/01/14	200,000	228,780
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/14	250,000	285,975
New York City, General Obligations Unlimited, Series K
4.00%, 08/01/14	160,000	177,037
New York City, General Obligations Unlimited, Series O
5.00%, 06/01/14	150,000	170,805
New York State Dormitory Authority (City University of New York) State Supported Debt Revenue (NPFGC Insured-FGIC)
3.25%, 07/01/14	365,000	389,667
New York State Dormitory Authority (Columbia University) Revenue, Series B
5.00%, 07/01/14	250,000	288,238
New York State Dormitory Authority (State University of New York), State Supported Debt Revenue (NPFGC Insured)
5.00%, 07/01/14	200,000	226,112
New York State Dormitory Authority, State Supported Debt Revenue
4.00%, 07/01/14	105,000	114,966
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series A
4.00%, 06/15/14	200,000	221,556

		3,409,578

Security	Principal	Value
OHIO – 2.73%
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1
5.50%, 06/15/14	$130,000	$150,768
Ohio State, General Obligations Unlimited, Series A
5.00%, 06/15/14	115,000	131,749
Ohio State, General Obligations Unlimited, Series C
4.00%, 08/01/14	250,000	277,955

		560,472

OREGON – 1.12%
Washington County School District No. 48J, General Obligations Unlimited, Series A (AGM Insured)
5.00%, 06/01/14	200,000	228,968

		228,968

PENNSYLVANIA – 2.00%
Pennsylvania Intergovernmental Cooperation Authority Special Tax Revenue
5.00%, 06/15/14	160,000	182,661
Pennsylvania State, General Obligations Unlimited
5.25%, 07/01/14	100,000	115,774
Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A
5.00%, 06/15/14	100,000	112,430

		410,865

PUERTO RICO – 3.38%
Puerto Rico Commonwealth, General Obligations Unlimited (FGIC Insured)
5.50%, 07/01/14	90,000	99,173
Puerto Rico Electric Power Authority Revenue, Series OO (NPFGC Insured-FGIC)
5.00%, 07/01/14	100,000	110,734

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
Puerto Rico Electric Power Authority Revenue, Series QQ (XLCA Insured)
5.25%, 07/01/14	$100,000	$111,403
Puerto Rico Public Buildings Authority Revenue, Series H (FGIC-Commonwealth of Puerto Rico GTD Insured)
5.25%, 07/01/14	100,000	108,874
Puerto Rico Public Buildings Authority Revenue, Series I (Commonwealth of Puerto Rico GTD Insured) Prerefunded 07/01/14
5.50%, 07/01/25	225,000	262,924

		693,108

TEXAS – 5.30%
Crowley, Texas Independent School District, General Obligations Unlimited (PSF-GTD Insured)
4.00%, 08/01/14	215,000	238,912
Dallas, Texas, General Obligations Limited
4.00%, 08/15/14	200,000	223,054
Eagle Mountain & Saginaw Texas Independent School District, General Obligations Unlimited, Series C (PSF-GTD Insured)
5.00%, 08/15/14	200,000	229,984
Harris County, Texas, General Obligations Unlimited, Series C
5.00%, 08/15/14	100,000	115,116
Round Rock, Texas Independent School District, General Obligations Unlimited
4.00%, 08/01/14	250,000	278,305

		1,085,371

Security	Principal	Value
UTAH – 0.68%
Davis County School District (School Board Guaranty), General Obligations Unlimited
4.25%, 06/01/14	$125,000	$139,734

		139,734

VIRGINIA – 2.50%
Greater Richmond Convention Center Authority Hotel Tax Revenue (NPFGC Insured)
5.00%, 06/15/14	150,000	167,153
Portsmouth, Virginia, General Obligations Unlimited (AGM Insured)
5.00%, 07/01/14	100,000	115,095
Richmond, Virginia, General Obligations Unlimited (AGM Insured)
5.00%, 07/15/14	100,000	115,220
Virginia Public Building Authority Public Facilities Revenue, Series B
5.00%, 08/01/14	100,000	115,281

		512,749

WASHINGTON – 4.58%
Energy Northwest Electric Revenue, Series A
5.00%, 07/01/14	200,000	229,470
Grays Harbor County, Washington Public Utility District No. 1 Revenue (NPFGC Insured-FGIC)
5.00%, 07/01/14	180,000	200,425
Seattle, Washington Municipal Light & Power Revenue (AGM Insured)
5.00%, 08/01/14	100,000	114,995
Washington State, General Obligations Unlimited, Series 2010C
5.00%, 08/01/14	140,000	160,993

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Shares or Principal	Value
Washington State, General Obligations Unlimited, Series A
5.50%, 07/01/14	$200,000	$232,984

		938,867

WISCONSIN – 0.56%
Wisconsin State Transportation Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 07/01/14	100,000	114,457

		114,457

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $19,875,032)		20,222,492

SHORT-TERM INVESTMENTS – 0.31%

MONEY MARKET FUNDS – 0.31%
BlackRock Liquidity Funds – MuniFund, Institutional Shares
0.15%[a,b]	62,807	62,807

		62,807

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,807)		62,807

TOTAL INVESTMENTS IN SECURITIES – 98.99%
(Cost: $19,937,839)		20,285,299

Other Assets, Less Liabilities – 1.01%		207,523

NET ASSETS – 100.00%		$20,492,822

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

ETM – Escrowed to Maturity

FGIC – Financial Guaranty Insurance Co.

GTD – Guaranteed Bond

NPFGC – National Public Finance Guarantee Corp.

PSF – Permanent School Fund

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.52%

ARIZONA – 3.94%
Arizona State Board of Regents University System Revenue, Series C
5.50%, 07/01/15	$245,000	$287,218
Chandler, Arizona Excise Tax Revenue
2.50%, 07/01/15	100,000	105,797
Phoenix, Arizona, General Obligations Unlimited, Series B
4.00%, 07/01/15	200,000	225,694

		618,709

CALIFORNIA – 9.00%
California State Economic Recovery, General Obligations Unlimited, Series A
4.00%, 07/01/15	125,000	139,039
Fremont Unified School District, Alameda County, General Obligations Unlimited
4.00%, 08/01/15	135,000	150,605
Los Angeles Community College District, General Obligations Unlimited, Series E-1
3.00%, 08/01/15	150,000	160,659
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.00%, 07/01/15	250,000	292,620
Los Angeles Unified School District, General Obligations Unlimited (NPFGC Insured)
5.25%, 07/01/15	200,000	232,480
San Francisco City & County, General Obligations Unlimited, Series B
5.00%, 06/15/15	235,000	274,008
Visalia Unified School District, General Obligations Unlimited
4.00%, 08/01/15	150,000	163,920

		1,413,331

Security	Principal	Value
CONNECTICUT – 5.36%
Connecticut State Special Tax Obligation Revenue, Series B (AMBAC Insured)
5.00%, 07/01/15	$300,000	$350,388
Connecticut State, General Obligations Unlimited, Series C
5.00%, 06/01/15	420,000	491,110

		841,498

DELAWARE – 1.65%
Delaware Transportation Authority Transportation System Revenue
5.00%, 07/01/15	220,000	258,394

		258,394

FLORIDA – 4.74%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/15	200,000	219,866
Florida State Board of Education, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 06/01/15	215,000	250,256
Hillsborough County, Florida Capital Improvement Revenue (NPFGC Insured)
5.00%, 07/01/15	235,000	274,708

		744,830

GEORGIA – 5.99%
Forsyth County School District, General Obligations Unlimited (AGM Insured)
4.00%, 06/01/15	250,000	281,412
Georgia State Road & Tollway Authority Revenue, Series A
5.00%, 06/01/15	320,000	372,947
Gwinnett County Water & Sewerage Authority Revenue
4.00%, 08/01/15	150,000	169,938

30	2010 iSHAREs SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 07/01/15	$100,000	$116,295

		940,592

HAWAII – 3.62%
Hawaii State Highway Revenue, Series A (AGM Insured)
3.75%, 07/01/15	250,000	278,137
Hawaii State, General Obligations Unlimited, Series DO
5.00%, 08/01/15	250,000	291,047

		569,184

ILLINOIS – 1.44%
Illinois State, General Obligations Unlimited, First Series (NPFGC Insured)
5.50%, 08/01/15	200,000	226,268

		226,268

MARYLAND – 6.81%
Baltimore, Maryland Project Revenue, Series D, (AMBAC Insured)
5.00%, 07/01/15	200,000	233,592
Frederick County, Maryland, General Obligations Unlimited, Series A
5.00%, 07/01/15	250,000	293,630
Howard County, Maryland, General Obligations Unlimited, Series B
5.00%, 08/15/15	280,000	330,568
Maryland State, General Obligations Unlimited, Second Series
5.00%, 08/01/15	180,000	212,366

		1,070,156

MASSACHUSETTS – 8.58%
Massachusetts Bay Transportation Authority Revenue, Series A Prerefunded 07/01/15
4.75%, 07/01/34	640,000	751,770

Security	Principal	Value
Massachusetts State Special Obligation Revenue, Series A (NPFGC Insured-FGIC)
5.50%, 06/01/15	$225,000	$267,304
Massachusetts State, General Obligations Unlimited, Series B
5.00%, 08/01/15	280,000	327,830

		1,346,904

NEBRASKA – 1.87%
Omaha Douglas Civic Center, General Obligations Unlimited
5.00%, 06/01/15	250,000	293,197

		293,197

NEVADA – 2.95%
Clark County School District, General Obligations Limited, Series A (NPFGC Insured-FGIC)
5.25%, 06/15/15	200,000	234,364
Clark County, General Obligations Limited, Series B (AGM Insured)
5.00%, 06/01/15	200,000	229,492

		463,856

NEW JERSEY – 2.12%
New Jersey State, General Obligations Unlimited
5.00%, 06/01/15	290,000	332,624

		332,624

NEW MEXICO – 0.75%
New Mexico State Severance Tax Revenue, Series A
5.00%, 07/01/15	100,000	117,300

		117,300

NEW YORK – 6.63%
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/15	250,000	292,935
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/15	195,000	226,471

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/15	$100,000	$116,139
New York City, General Obligations Unlimited, Subseries E-1
5.00%, 08/01/15	100,000	116,139
New York State Dormitory Authority State Personal Income Tax Revenue, Series D
5.00%, 06/15/15	150,000	175,026
New York State Dormitory Authority State Supported Debt Revenue
5.00%, 07/01/15	100,000	114,664

		1,041,374

NORTH CAROLINA – 4.05%
Charlotte, North Carolina Airport Revenue, Series B
5.00%, 07/01/15	350,000	399,777
Durham County, North Carolina, General Obligations Unlimited, Series B
4.00%, 06/01/15	100,000	112,701
North Carolina State, General Obligations Unlimited, Series A
5.00%, 06/01/15	105,000	123,456

		635,934

OHIO – 2.64%
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1
5.50%, 06/15/15	350,000	414,648

		414,648

OREGON – 4.21%
Beaverton School District, General Obligations Unlimited,
5.00%, 06/01/15	215,000	251,862
Portland Oregon Sewer System Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 06/01/15	350,000	408,965

		660,827

Security	Principal	Value
PENNSYLVANIA – 2.97%
Pennsylvania State, General Obligations Unlimited
5.25%, 07/01/15	$250,000	$295,873
Pennsylvania Turnpike Commission Revenue, Subseries C
4.75%, 06/01/15	150,000	170,226

		466,099

PUERTO RICO – 3.96%
Puerto Rico Aqueduct & Sewer Authority Revenue, Series A (AGC Insured)
5.00%, 07/01/15	150,000	170,345
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/15	215,000	236,044
University of Puerto Rico Revenue, Series P
5.00%, 06/01/15	200,000	215,878

		622,267

RHODE ISLAND – 1.16%
Rhode Island Economic Development Corp. Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 06/15/15	160,000	182,312

		182,312

TEXAS – 7.90%
Bexar County, General Obligations Limited (AGM Insured)
5.00%, 06/15/15	250,000	291,375
Pflugerville Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.25%, 08/15/15	250,000	295,925
San Antonio, General Obligations Limited
5.00%, 08/01/15	140,000	164,417
Texas State, General Obligations Unlimited, Series E
5.00%, 08/01/15	200,000	234,574

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Shares or Principal	Value
University of Texas Finance Department Revenue, Series B
5.25%, 08/15/15	$215,000	$255,244

		1,241,535

VIRGINIA – 3.57%
Virginia Public Building Authority Public Facilities Revenue, Series C
5.00%, 08/01/15	250,000	293,988
Virginia State Public School Authority Revenue, Series B
5.25%, 08/01/15	225,000	267,221

		561,209

WASHINGTON – 2.61%
Energy Northwest Electric Revenue, Series C
5.00%, 07/01/15	250,000	292,495
Washington State, General Obligations Unlimited, Series R-2006A (AMBAC Insured)
5.00%, 07/01/15	100,000	116,897

		409,392

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $14,985,185)		15,472,440

SHORT-TERM INVESTMENTS – 0.41%

MONEY MARKET FUNDS – 0.41%
BlackRock Liquidity Funds – MuniFund, Institutional Shares
0.15%[a,b]	65,099	65,099

		65,099

TOTAL SHORT-TERM INVESTMENTS
(Cost: $65,099)		65,099

TOTAL INVESTMENTS IN SECURITIES – 98.93%
(Cost: $15,050,284)		15,537,539

Other Assets, Less Liabilities – 1.07%		167,797

NET ASSETS – 100.00%		$15,705,336

AGC – Assured Guaranty Corp.

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC – Financial Guaranty Insurance Co.

GTD – Guaranteed Bond

NPFGC – National Public Finance Guarantee Corp.

PSF – Permanent School Fund

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.82%

ARIZONA – 11.34%
Arizona State Transportation Board Excise Tax Revenue
5.00%, 07/01/16	$250,000	$295,025
Arizona State University Energy Management LLC Revenue
5.00%, 07/01/16	200,000	229,574
Arizona State University Revenue, Series A (AMBAC Insured)
4.00%, 07/01/16	100,000	112,086
Maricopa County Unified School District No. 4 Mesa University, General Obligations Unlimited, Series B (NPFGC Insured-FGIC)
4.00%, 07/01/16	100,000	112,435
Mesa, Arizona Utility System Revenue (NPFGC Insured-FGIC)
5.25%, 07/01/16	200,000	236,164
Phoenix Civic Improvement Corp. Airport Revenue, Series C
4.00%, 07/01/16	250,000	274,822
Pima County, Arizona, General Obligations Unlimited (NPFGC Insured-FGIC)
4.50%, 07/01/16	100,000	114,808
Scottsdale Municipal Property Corp. Excise Tax Revenue Prerefunded 07/01/16
5.00%, 07/01/21	150,000	180,295
Scottsdale, Arizona, General Obligations Limited
5.00%, 07/01/16	180,000	215,033

		1,770,242

CALIFORNIA – 7.41%
California State, General Obligations Unlimited
5.00%, 08/01/16	250,000	288,312
Desert Sands Unified School District, General Obligations Unlimited
5.00%, 08/01/16	100,000	118,015

Security	Principal	Value
East Bay Municipal Utility District Water System Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 06/01/16	$60,000	$71,210
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.00%, 07/01/16	130,000	154,040
Los Angeles Unified School District, General Obligations Unlimited, Series B (AGM Insured)
5.00%, 07/01/16	25,000	29,233
Los Angeles Unified School District, General Obligations Unlimited, Series KY
5.00%, 07/01/16	200,000	233,038
Sacramento Municipal Utility District Revenue, Series U (AGM Insured)
5.00%, 08/15/16	130,000	154,007
San Jose Redevelopment Agency Tax Allocation, Series D (AMBAC Insured)
5.00%, 08/01/16	100,000	109,682

		1,157,537

COLORADO – 0.99%
Denver City & County Justice System, General Obligations Unlimited
5.00%, 08/01/16	130,000	154,851

		154,851

CONNECTICUT – 2.86%
Connecticut State, General Obligations Unlimited, Series C
5.00%, 06/01/16	275,000	326,216
Norwalk, Connecticut, General Obligations Unlimited, Series B
5.00%, 07/01/16	100,000	119,890

		446,106

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
DELAWARE – 0.95%
Delaware Transportation Authority Transportation System Revenue, Series A 5.00%, 07/01/16	$125,000	$148,720

		148,720

FLORIDA – 6.74%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A 5.00%, 07/01/16	75,000	82,597
Florida State Board of Education, General Obligations Unlimited, Series D 5.25%, 06/01/16	215,000	255,889
Florida State Department of Environmental Protection Preservation Revenue, Series B (NPFGC Insured) 5.00%, 07/01/16	115,000	132,609
Florida State Right-of-Way Acquisition & Bridge Construction, General Obligations Unlimited 5.00%, 07/01/16	250,000	294,575
Florida State Turnpike Authority Revenue, Series A 5.00%, 07/01/16	100,000	117,351
Miami-Dade County Building Better Communities Program, General Obligations Unlimited, Series B 5.00%, 07/01/16	50,000	58,067
Miami-Dade County, Florida Entitlement Revenue (NPFGC Insured-FGIC) 5.00%, 08/01/16	100,000	112,149

		1,053,237

GEORGIA – 6.29%
Chatham County School District, General Obligations Unlimited (AGM Insured) 5.25%, 08/01/16	190,000	229,313

Security	Principal	Value
Cherokee County, Georgia School System, General Obligations Unlimited, Series A (NPFGC Insured-FGIC) 4.25%, 08/01/16	$250,000	$287,070
Georgia State Road & Tollway Authority Revenue (NPFGC Insured) 5.00%, 06/01/16	265,000	313,564
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series A (AMBAC Insured) 5.00%, 07/01/16	130,000	152,945

		982,892

HAWAII – 2.27%
Hawaii State, General Obligations Unlimited, Series DN 5.00%, 08/01/16	200,000	236,274
Honolulu, Hawaii City & County Revenue, Series A (NPFGC Insured) 5.00%, 07/01/16	100,000	117,650

		353,924

ILLINOIS – 7.16%
Chicago Transit Authority Capital Grant Receipts Revenue (AGM Insured) 5.00%, 06/01/16	100,000	113,810
Illinois State Sales Tax Revenue (NPFGC Insured) 5.00%, 06/15/16	100,000	115,073
Illinois State Toll Highway Authority Revenue, Series A-2 (AGM Insured) Prerefunded 07/01/16 5.00%, 01/01/31	500,000	600,065
Illinois State, General Obligations Unlimited, Series A 5.00%, 06/01/16	260,000	288,904

		1,117,852

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
INDIANA – 0.76%
Indianapolis Local Public Improvement Bond Bank Revenue, Series A (NPFGC Insured) 5.50%, 07/01/16	$100,000	$118,419

		118,419

MARYLAND – 1.65%
Howard County, Maryland, General Obligations Unlimited, Series B 5.00%, 08/15/16	215,000	257,564

		257,564

MASSACHUSETTS – 4.61%
Massachusetts Bay Transportation Authority Revenue, Series A 5.00%, 07/01/16	100,000	118,794
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series C 5.50%, 07/01/16	90,000	109,215
Massachusetts Port Authority Revenue, Series D (AGM Insured) 5.50%, 07/01/16	165,000	196,131
Massachusetts State, General Obligations Limited, Series A 5.00%, 08/01/16	250,000	295,953

		720,093

MINNESOTA – 0.92%
Minnesota State, General Obligations Unlimited, Series D 5.00%, 08/01/16	120,000	143,383

		143,383

MISSISSIPPI – 0.72%
Mississippi Development Bank Special Obligations Revenue (AMBAC Insured) 5.00%, 07/01/16	100,000	112,487

		112,487

Security	Principal	Value
NEVADA – 0.75%
Clark County School District, General Obligations Limited, Series C 5.00%, 06/15/16	$100,000	$116,887

		116,887

NEW JERSEY – 4.25%
New Jersey State Educational Facilities Authority Revenue (AGM Insured) 5.00%, 07/01/16	100,000	115,987
New Jersey State Transportation Trust Fund Authority Revenue, Series A 5.75%, 06/15/16	100,000	118,312
New Jersey State, General Obligations Unlimited 5.00%, 06/01/16	370,000	428,967

		663,266

NEW YORK – 6.00%
New York City Transitional Finance Authority Building Aid Revenue, Series S-1 (State Aid Withholding Insured) 5.00%, 07/15/16	250,000	287,833
New York City, General Obligations Unlimited, Series A-1 5.00%, 08/01/16	125,000	146,474
New York City, General Obligations Unlimited, Subseries J-1 5.00%, 08/01/16	200,000	234,358
New York State Dormitory Authority (Columbia University) Revenue, Series B 5.00%, 07/01/16	225,000	269,066

		937,731

NORTH CAROLINA – 2.28%
Cape Fear Public Utility Authority Water & Sewer System Revenue 5.00%, 08/01/16	200,000	236,640

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
Charlotte Water & Sewer System Revenue, Series A 5.00%, 07/01/16	$100,000	$119,158

		355,798

OHIO – 5.86%
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1 5.00%, 06/15/16	200,000	234,780
Ohio State Water Development Authority Revenue, Series A 5.00%, 06/01/16	250,000	295,665
Ohio State, General Obligations Unlimited 5.00%, 08/01/16	200,000	236,164
Ohio State, General Obligations Unlimited, Series A 5.00%, 06/15/16	125,000	147,930

		914,539

OREGON – 3.48%
Beaverton School District, General Obligations Unlimited (AGM Insured) 5.00%, 06/01/16	200,000	237,248
Clackamas County School District, General Obligations Unlimited (AGM Insured) 5.00%, 06/15/16	100,000	118,704
Oregon State, General Obligations Unlimited, Series A 4.00%, 08/01/16	165,000	187,077

		543,029

PENNSYLVANIA – 3.86%
Pennsylvania State Turnpike Commission Revenue, Subseries C (AGM Insured) 5.00%, 06/01/16	200,000	231,758
Pennsylvania State, General Obligations Unlimited (NPFGC Insured) 5.38%, 07/01/16	215,000	259,432

Security	Principal	Value
Philadelphia, Pennsylvania, General Obligations Unlimited (CIFG Insured) 5.00%, 08/01/16	$100,000	$111,863

		603,053

PUERTO RICO – 4.40%
Puerto Rico Commonwealth, General Obligations Unlimited (NPFGC Insured) 6.00%, 07/01/16	185,000	210,032
Puerto Rico Electric Power Authority Revenue, Series LL (NPFGC Insured) 5.50%, 07/01/16	320,000	367,616
Puerto Rico Municipal Finance Agency, General Obligations Unlimited, Series B (CIFG Insured) 5.25%, 07/01/16	100,000	109,533

		687,181

RHODE ISLAND – 2.09%
Rhode Island State & Providence Plantations, General Obligations Unlimited, Series A (AMBAC Insured) 5.00%, 08/01/16	180,000	211,237
Rhode Island State Economic Development Corp. Revenue (NPFGC Insured-FGIC) 5.00%, 06/15/16	100,000	115,073

		326,310

SOUTH CAROLINA – 1.38%
South Carolina State Highway, General Obligations Unlimited, Series A 4.00%, 06/01/16	190,000	216,330

		216,330

SOUTH DAKOTA – 0.76%
Sioux Falls School District No. 49-5, General Obligations Unlimited, Series B 5.00%, 07/01/16	100,000	118,371

		118,371

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Shares or Principal	Value
TEXAS – 2.66%
Denton Independent School District, General Obligations Unlimited (PSF-GTD Insured) 5.00%, 08/15/16	$200,000	$238,352
Harris County, Texas Revenue, Series A (NPFGC Insured) 5.00%, 08/15/16	150,000	176,489

		414,841

VIRGINIA – 1.53%
Virginia State Public School Authority Revenue, Series A 5.00%, 08/01/16	200,000	238,232

		238,232

WASHINGTON – 3.13%
Washington State Motor Vehicle Fuel Tax-2007B, General Obligations Unlimited (AGM Insured) 5.00%, 07/01/16	250,000	296,080
Washington State Public Power Supply System Nuclear Project No. 1 Revenue, Series B 7.13%, 07/01/16	150,000	192,608

		488,688

WISCONSIN – 1.72%
Wisconsin State Transportation Revenue, Series A (AGM Insured) 5.25%, 07/01/16	225,000	268,184

		268,184

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $14,911,335)		15,429,747

SHORT-TERM INVESTMENTS – 0.11%

MONEY MARKET FUNDS – 0.11%
BlackRock Liquidity Funds –
MuniFund, Institutional Shares 0.15%[a,b]	16,920	16,920

		16,920

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,920)		16,920

Value
TOTAL INVESTMENTS IN SECURITIES – 98.93%
(Cost: $14,928,255)	$15,446,667

Other Assets, Less Liabilities – 1.07%	167,300

NET ASSETS – 100.00%	$15,613,967

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

CIFG – CDC IXIS Financial Guaranty

FGIC – Financial Guaranty Insurance Co.

GTD – Guaranteed Bond

NPFGC – National Public Finance Guarantee Corp.

PSF – Permanent School Fund

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
MUNICIPAL BONDS & NOTES – 98.74%

ALABAMA – 0.71%
Alabama Water Pollution Control Authority Revenue, Series B 2.50%, 08/15/17	$150,000	$151,143

		151,143

ARIZONA – 4.71%
Arizona State Transportation Board Excise Tax Revenue 5.00%, 07/01/17	105,000	124,802
Maricopa County High School District No. 210, General Obligations Unlimited (NPFGC Insured) 5.00%, 07/01/17	280,000	330,865
Mesa, Arizona Utility System Revenue (NPFGC Insured) 5.25%, 07/01/17	140,000	166,363
Phoenix, Arizona, General Obligations Unlimited, Series A 5.00%, 07/01/17	215,000	257,951
Regional Public Transportation Authority Excise Tax Revenue, Series A 5.00%, 07/01/17	100,000	117,890

		997,871

CALIFORNIA – 15.08%
Berkeley Unified School District, General Obligations Unlimited 4.00%, 08/01/17	150,000	166,222
California State Economic Recovery, General Obligations Unlimited, Series A 5.00%, 07/01/17	475,000	560,305
East Side Union High School District Santa Clara County, General Obligations Unlimited, Series B (AGC Insured) 4.00%, 08/01/17	200,000	220,298

Security	Principal	Value
Escondido Union School District, General Obligations Unlimited, Series B (NPFGC Insured-FGIC) 5.00%, 08/01/17	$160,000	$183,342
Evergreen Elementary School District, General Obligations Unlimited, Series A (AGM Insured) 6.00%, 08/01/17	100,000	125,059
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series B 5.00%, 07/01/17	205,000	243,946
Los Angeles Department of Water & Power Revenue, Subseries A-2 4.13%, 07/01/17 5.00%, 07/01/17	200,000 250,000	225,368 297,495
Los Angeles Unified School District, General Obligations Unlimited, Series I 5.00%, 07/01/17	100,000	116,999
Orange County Public Financing Authority Lease Revenue (NPFGC Insured) 5.00%, 06/01/17	225,000	261,783
Sacramento County, California Airport System Revenue, Series D (AGM Insured) 3.75%, 07/01/17	380,000	414,021
Santa Clara, California Unified School District, General Obligations Unlimited 5.00%, 07/01/17	200,000	239,674
Southwestern Community College District, General Obligations Unlimited, Series B (NPFGC Insured) 5.25%, 08/01/17	120,000	143,176

		3,197,688

CONNECTICUT – 2.21%
Connecticut State, General Obligations Unlimited, Series C 5.00%, 06/01/17	125,000	149,405

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
Danbury, Connecticut, General Obligations Unlimited, Series B 5.00%, 07/01/17	$265,000	$318,594

		467,999

DELAWARE – 1.79%
Delaware Transportation Authority Transportation System Revenue, Series A 5.00%, 07/01/17	115,000	137,974
New Castle County, General Obligations Unlimited, Series A 5.00%, 07/15/17	200,000	241,732

		379,706

DISTRICT OF COLUMBIA – 0.55%
District of Columbia, General Obligations Unlimited, Series C (AGM Insured) 5.00%, 06/01/17	100,000	117,508

		117,508

FLORIDA – 1.18%
Florida State, General Obligations Unlimited, Series A 5.00%, 07/01/17	210,000	250,629

		250,629

GEORGIA – 4.00%
Georgia State Road & Tollway Authority Revenue, Series A 5.00%, 06/01/17	200,000	238,026
Georgia State, General Obligations Unlimited, Series E Prerefunded 08/01/17 5.00%, 08/01/21	500,000	609,405

		847,431

HAWAII – 1.66%
Hawaii State Highway Revenue 5.50%, 07/01/17	200,000	244,428
Honolulu City & County Wastewater System Revenue, Series A 3.25%, 07/01/17	100,000	107,399

		351,827

Security	Principal	Value
ILLINOIS – 0.90%
Illinois State, General Obligations Unlimited, Series A 5.00%, 06/01/17	$75,000	$83,409
Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue (NPFGC Insured-FGIC) 5.50%, 06/15/17	90,000	106,497

		189,906

IOWA – 1.35%
Iowa Finance Authority Revenue 4.25%, 08/01/17	250,000	286,162

		286,162

KANSAS – 2.21%
Johnson County Water District No. 1 Water Revenue 4.50%, 06/01/17	400,000	467,800

		467,800

KENTUCKY – 0.56%
Kentucky State Turnpike Authority Revenue, Series A 5.00%, 07/01/17	100,000	118,166

		118,166

LOUISIANA – 0.83%
Louisiana Public Facilities Authority Revenue (AMBAC Insured) 4.00%, 06/01/17	165,000	176,882

		176,882

MARYLAND – 4.13%
Baltimore, Maryland Project Revenue, Series D (AMBAC Insured) 5.00%, 07/01/17	215,000	255,695
Frederick County, Maryland, General Obligations Unlimited 4.00%, 06/01/17	50,000	56,910
Howard County, Maryland, General Obligations Unlimited, Series B 5.00%, 08/15/17	215,000	260,025

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
Maryland State, General Obligations Unlimited 5.00%, 07/15/17	$250,000	$301,987

		874,617

MASSACHUSETTS – 3.49%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series C 5.50%, 07/01/17	200,000	245,422
Massachusetts Port Authority Revenue, Series B (AGM Insured) 4.50%, 07/01/17	100,000	113,550
Massachusetts State, General Obligations Limited, Series B 5.00%, 07/01/17	100,000	118,998
Massachusetts State, General Obligations Limited, Series D 5.50%, 08/01/17	215,000	262,958

		740,928

MINNESOTA – 1.14%
Minnesota State, General Obligations Unlimited 5.00%, 08/01/17	200,000	241,174

		241,174

NEVADA – 2.71%
Clark County Airport Revenue, Series D 5.00%, 07/01/17	50,000	57,453
Clark County Highway Improvement Revenue (AMBAC Insured) 5.00%, 07/01/17	250,000	288,267
Clark County School District, General Obligations Limited, Series B (AMBAC Insured) 4.50%, 06/15/17	200,000	228,096

		573,816

NEW HAMPSHIRE – 2.83%
New Hampshire Municipal Bond Bank, Series A 5.00%, 08/15/17	500,000	600,905

		600,905

Security	Principal	Value
NEW JERSEY – 5.46%
Camden County Municipal Utilities Authority Revenue (County GTD insured) 5.25%, 07/15/17	$100,000	$117,862
New Jersey State Educational Facilities Authority Revenue, Series F 4.50%, 07/01/17	250,000	293,862
New Jersey State, General Obligations Unlimited 5.00%, 06/01/17	215,000	250,580
New Jersey State, General Obligations Unlimited, Series N (NPFGC Insured-FGIC) 5.50%, 07/15/17	200,000	239,258
New Jersey Transportation Trust Fund Authority Revenue, Series A 5.75%, 06/15/17	215,000	256,246

		1,157,808

NEW MEXICO – 1.12%
New Mexico State Severance Tax Revenue, Series A 5.00%, 07/01/17	200,000	237,996

		237,996

NEW YORK – 10.07%
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA 5.00%, 06/15/17	250,000	296,115
New York City, General Obligations Unlimited, Series A-1 4.20%, 08/01/17	200,000	225,498
New York City, General Obligations Unlimited, Series C 5.00%, 08/01/17	125,000	147,254
New York City, General Obligations Unlimited, Series E 5.00%, 08/01/17	725,000	854,071

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
New York State Dormitory Authority (City University of New York) State Supported Debt Revenue 5.00%, 07/01/17	$85,000	$98,756
New York State Dormitory Authority State Personal Income Tax Revenue, Series D 5.00%, 06/15/17	175,000	207,401
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue 5.50%, 06/15/17	150,000	184,993
Port Authority of New York & New Jersey Revenue (AGM Insured) 5.00%, 08/15/17	100,000	119,810

		2,133,898

OHIO – 1.21%
Ohio State, General Obligations Unlimited, Series C 5.00%, 08/01/17	215,000	255,968

		255,968

OREGON – 1.07%
Clackamas County School District, General Obligations Unlimited (AGM Insured) 5.00%, 06/15/17	190,000	227,417

		227,417

PENNSYLVANIA – 3.84%
Delaware Valley Regional Financial Authority Revenue 5.75%, 07/01/17	450,000	508,379
Pennsylvania State, General Obligations Unlimited 5.38%, 07/01/17	100,000	121,922
Pennsylvania State, General Obligations Unlimited (AGM Insured) 5.38%, 07/01/17	150,000	182,883

		813,184

Security	Principal	Value
PUERTO RICO – 9.06%
Puerto Rico Commonwealth, General Obligations Unlimited, Series A (XLCA Insured) 5.50%, 07/01/17	$180,000	$200,272
Puerto Rico Commonwealth, General Obligations Unlimited, Series B 5.25%, 07/01/17	150,000	162,708
Puerto Rico Electric Power Authority Revenue, Series JJ (XLCA Insured) 5.38%, 07/01/17	365,000	418,578
Puerto Rico Electric Power Authority Revenue, Series TT 5.00%, 07/01/17	100,000	112,399
Puerto Rico Highway & Transportation Authority Revenue, Series AA (NPFGC Insured) 5.50%, 07/01/17	155,000	172,899
Puerto Rico Highway & Transportation Authority Revenue, Series BB (AMBAC Insured) 5.25%, 07/01/17	150,000	165,089
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured) 5.50%, 07/01/17	375,000	414,041
Puerto Rico Municipal Finance Agency, General Obligations Unlimited, Series C (AGM Insured) 5.25%, 08/01/17	240,000	273,970

		1,919,956

TEXAS – 6.71%
Houston Airport System Revenue, Series B (NPFGC Insured) 5.00%, 07/01/17	150,000	172,659
Klein Independent School District, General Obligations Unlimited, Series A 4.00%, 08/01/17	250,000	279,875

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

September 30, 2010

Security	Principal	Value
Mesquite Independent School District No. 1, General Obligations Unlimited (PSF-GTD Insured) 4.25%, 08/15/17	$230,000	$265,013
North East Independent School District, General Obligations Unlimited (PSF-GTD Insured), Series A 5.00%, 08/01/17	250,000	299,935
Texas Water Development Board Revenue, Series A 5.00%, 07/15/17	125,000	149,789
University of Texas Finance Department Revenue, Series B 5.25%, 08/15/17	210,000	254,638

		1,421,909

UTAH – 1.22%
Utah State, General Obligations Unlimited, Series A 5.00%, 07/01/17	215,000	259,544

		259,544

VIRGINIA – 1.99%
Virginia Public Building Authority Public Facilities Revenue 5.00%, 08/01/17	100,000	120,117
Virginia State Public School Authority Revenue 5.25%, 08/01/17	100,000	121,715
Virginia State, General Obligations Unlimited, Series B 5.00%, 06/01/17	150,000	180,852

		422,684

WASHINGTON – 4.33%
Energy Northwest Electric Revenue, Series A 5.00%, 07/01/17	500,000	596,735
Washington State, General Obligations Unlimited, Series C 5.00%, 07/01/17	270,000	321,859

		918,594

Security	Shares or Principal	Value
WISCONSIN – 0.62%
Wisconsin State Transportation Revenue, Series I (NPFGC Insured-FGIC) 5.00%, 07/01/17	$110,000	$130,515

		130,515

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $20,230,426)		20,931,631

SHORT-TERM INVESTMENTS – 0.57%

MONEY MARKET FUNDS – 0.57%
BlackRock Liquidity Funds – MuniFund, Institutional Shares 0.15%[a,b]	121,395	121,395

		121,395

TOTAL SHORT-TERM INVESTMENTS
(Cost: $121,395)		121,395

TOTAL INVESTMENTS IN SECURITIES – 99.31% (Cost: $20,351,821)		21,053,026

Other Assets, Less Liabilities – 0.69%		146,774

NET ASSETS – 100.00%		$21,199,800

AGC – Assured Guaranty Corp.

AGM – Assured Guaranty Municipal Corp.

AMBAC – American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC – Financial Guaranty Insurance Co.

GTD – Guaranteed Bond

NPFGC – National Public Finance Guarantee Corp.

PSF – Permanent School Fund

XLCA – XL Capital Assurance Inc.

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2010

	iShares 2012 S&P AMT-Free Municipal Series	iShares 2013 S&P AMT-Free Municipal Series	iShares 2014 S&P AMT-Free Municipal Series	iShares 2015 S&P AMT-Free Municipal Series
ASSETS
Investments, at cost:
Unaffiliated issuers	$19,986,210	$14,862,179	$19,875,032	$14,985,185
Affiliated issuers (Note 2)	45,018	66,368	62,807	65,099

Total cost of investments	$20,031,228	$14,928,547	$19,937,839	$15,050,284

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$20,063,060	$15,049,489	$20,222,492	$15,472,440
Affiliated issuers (Note 2)	45,018	66,368	62,807	65,099

Total fair value of investments	20,108,078	15,115,857	20,285,299	15,537,539
Receivables:
Interest	221,164	166,744	211,573	171,674

Total Assets	20,329,242	15,282,601	20,496,872	15,709,213

LIABILITIES
Payables:
Investment advisory fees (Note 2)	5,013	3,773	4,050	3,877

Total Liabilities	5,013	3,773	4,050	3,877

NET ASSETS	$20,324,229	$15,278,828	$20,492,822	$15,705,336

Net assets consist of:
Paid-in capital	$20,236,112	$15,077,062	$20,124,751	$15,192,608
Undistributed net investment income	11,606	14,456	20,507	25,473
Undistributed net realized gain (accumulated net realized loss)	(339)	–	104	–
Net unrealized appreciation	76,850	187,310	347,460	487,255

NET ASSETS	$20,324,229	$15,278,828	$20,492,822	$15,705,336

Shares outstanding[a]	400,000	300,000	400,000	300,000

Net asset value per share	$50.81	$50.93	$51.23	$52.35

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2010

	iShares 2016 S&P AMT-Free Municipal Series	iShares 2017 S&P AMT-Free Municipal Series
ASSETS
Investments, at cost:
Unaffiliated issuers	$14,911,335	$20,230,426
Affiliated issuers (Note 2)	16,920	121,395

Total cost of investments	$14,928,255	$20,351,821

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$15,429,747	$20,931,631
Affiliated issuers (Note 2)	16,920	121,395

Total fair value of investments	15,446,667	21,053,026
Receivables:
Interest	171,156	209,132

Total Assets	15,617,823	21,262,158

LIABILITIES
Payables:
Investment securities purchased	–	58,301
Investment advisory fees (Note 2)	3,856	4,057

Total Liabilities	3,856	62,358

NET ASSETS	$15,613,967	$21,199,800

Net assets consist of:
Paid-in capital	$15,067,564	$20,466,447
Undistributed net investment income	27,315	34,297
Undistributed net realized gain (accumulated net realized loss)	676	(2,149)
Net unrealized appreciation	518,412	701,205

NET ASSETS	$15,613,967	$21,199,800

Shares outstanding[a]	300,000	400,000

Net asset value per share	$52.05	$53.00

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares 2012 S&P AMT-Free Municipal Series	iShares 2013 S&P AMT-Free Municipal Series	iShares 2014 S&P AMT-Free Municipal Series	iShares 2015 S&P AMT-Free Municipal Series
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$72,087	$89,180	$131,620	$152,715
Interest from affiliated issuers (Note 2)	72	57	55	56

Total investment income	72,159	89,237	131,675	152,771

EXPENSES
Investment advisory fees (Note 2)	23,304	19,655	22,282	21,764

Total expenses	23,304	19,655	22,282	21,764

Net investment income	48,855	69,582	109,393	131,007

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments in unaffiliated issuers	(339)	–	104	–
Net change in unrealized appreciation/depreciation	100,560	229,350	356,922	484,681

Net realized and unrealized gain	100,221	229,350	357,026	484,681

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$149,076	$298,932	$466,419	$615,688

See notes to financial statements.

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares 2016 S&P AMT-Free Municipal Series	iShares 2017 S&P AMT-Free Municipal Series
NET INVESTMENT INCOME
Interest from unaffiliated issuers	$142,112	$203,049
Interest from affiliated issuers (Note 2)	38	64

Total investment income	142,150	203,113

EXPENSES
Investment advisory fees (Note 2)	17,297	21,444

Total expenses	17,297	21,444

Net investment income	124,853	181,669

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments in unaffiliated issuers	676	(2,149)
Net change in unrealized appreciation/depreciation	524,782	694,623

Net realized and unrealized gain	525,458	692,474

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$650,311	$874,143

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares 2012 S&P AMT-Free Municipal Series		iShares 2013 S&P AMT-Free Municipal Series
	Six months ended September 30, 2010 (Unaudited)	Period from January 7, 2010[a] to March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Period from January 7, 2010[a] to March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$48,855	$13,430	$69,582	$20,565
Net realized gain (loss)	(339)	–	–	215
Net change in unrealized appreciation/depreciation	100,560	(23,710)	229,350	(42,040)

Net increase (decrease) in net assets resulting from operations	149,076	(10,280)	298,932	(21,260)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(42,296)	(8,383)	(63,403)	(12,288)

Total distributions to shareholders	(42,296)	(8,383)	(63,403)	(12,288)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,145,035	10,091,077	5,038,448	10,038,399

Net increase in net assets from capital share transactions	10,145,035	10,091,077	5,038,448	10,038,399

INCREASE IN NET ASSETS	10,251,815	10,072,414	5,273,977	10,004,851

NET ASSETS
Beginning of period	10,072,414	–	10,004,851	–

End of period	$20,324,229	$10,072,414	$15,278,828	$10,004,851

Undistributed net investment income included in net assets at end of period	$11,606	$5,047	$14,456	$8,277

SHARES ISSUED
Shares sold	200,000	200,000	100,000	200,000

Net increase in shares outstanding	200,000	200,000	100,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2014 S&P AMT-Free Municipal Series		iShares 2015 S&P AMT-Free Municipal Series
	Six months ended September 30, 2010 (Unaudited)	Period from January 7, 2010[a] to March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Period from January 7, 2010[a] to March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$109,393	$15,205	$131,007	$21,310
Net realized gain	104	–	–	746
Net change in unrealized appreciation/depreciation	356,922	(9,462)	484,681	2,574

Net increase in net assets resulting from operations	466,419	5,743	615,688	24,630

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(94,519)	(9,572)	(113,543)	(13,301)

Total distributions to shareholders	(94,519)	(9,572)	(113,543)	(13,301)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,119,204	5,005,547	10,140,487	5,051,375

Net increase in net assets from capital share transactions	15,119,204	5,005,547	10,140,487	5,051,375

INCREASE IN NET ASSETS	15,491,104	5,001,718	10,642,632	5,062,704

NET ASSETS
Beginning of period	5,001,718	–	5,062,704	–

End of period	$20,492,822	$5,001,718	$15,705,336	$5,062,704

Undistributed net investment income included in net assets at end of period	$20,507	$5,633	$25,473	$8,009

SHARES ISSUED
Shares sold	300,000	100,000	200,000	100,000

Net increase in shares outstanding	300,000	100,000	200,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares 2016 S&P AMT-Free Municipal Series		iShares 2017 S&P AMT-Free Municipal Series
	Six months ended September 30, 2010 (Unaudited)	Period from January 7, 2010[a] to March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Period from January 7, 2010[a] to March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$124,853	$25,735	$181,669	$29,699
Net realized gain (loss)	676	–	(2,149)	–
Net change in unrealized appreciation/depreciation	524,782	(6,370)	694,623	6,582

Net increase in net assets resulting from operations	650,311	19,365	874,143	36,281

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(107,287)	(15,986)	(158,665)	(18,406)

Total distributions to shareholders	(107,287)	(15,986)	(158,665)	(18,406)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,098,698	4,968,866	15,450,790	5,015,657

Net increase in net assets from capital share transactions	10,098,698	4,968,866	15,450,790	5,015,657

INCREASE IN NET ASSETS	10,641,722	4,972,245	16,166,268	5,033,532

NET ASSETS
Beginning of period	4,972,245	–	5,033,532	–

End of period	$15,613,967	$4,972,245	$21,199,800	$5,033,532

Undistributed net investment income included in net assets at end of period	$27,315	$9,749	$34,297	$11,293

SHARES ISSUED
Shares sold	200,000	100,000	300,000	100,000

Net increase in shares outstanding	200,000	100,000	300,000	100,000

[a]	Commencement of operations.

See notes to financial statements.

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 2012 S&P AMT-Free Municipal Series

	Six months ended Sep. 30, 2010 (Unaudited)	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.36	$50.38

Income from investment operations:
Net investment income[b]	0.16	0.08
Net realized and unrealized gain (loss)[c]	0.44	(0.05)

Total from investment operations	0.60	0.03

Less distributions from:
Net investment income	(0.15)	(0.05)

Total distributions	(0.15)	(0.05)

Net asset value, end of period	$50.81	$50.36

Total return	1.19%[d]	0.06%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,324	$10,072
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	0.63%	0.72%
Portfolio turnover rate[f]	1%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 2013 S&P AMT-Free Municipal Series

	Six months ended Sep. 30, 2010 (Unaudited)	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.02	$50.06

Income from investment operations:
Net investment income[b]	0.27	0.13
Net realized and unrealized gain (loss)[c]	0.90	(0.10)

Total from investment operations	1.17	0.03

Less distributions from:
Net investment income	(0.26)	(0.07)

Total distributions	(0.26)	(0.07)

Net asset value, end of period	$50.93	$50.02

Total return	2.34%[d]	0.07%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,279	$10,005
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.06%	1.11%
Portfolio turnover rate[f]	0%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 2014 S&P AMT-Free Municipal Series

	Six months ended Sep. 30, 2010 (Unaudited)	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.02	$50.03

Income from investment operations:
Net investment income[b]	0.37	0.15
Net realized and unrealized gain (loss)[c]	1.19	(0.06)

Total from investment operations	1.56	0.09

Less distributions from:
Net investment income	(0.35)	(0.10)

Total distributions	(0.35)	(0.10)

Net asset value, end of period	$51.23	$50.02

Total return	3.13%[d]	0.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,493	$5,002
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.47%	1.33%
Portfolio turnover rate[f]	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 2015 S&P AMT-Free Municipal Series

	Six months ended Sep. 30, 2010 (Unaudited)	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.63	$50.49

Income from investment operations:
Net investment income[b]	0.47	0.21
Net realized and unrealized gain[c]	1.68	0.06

Total from investment operations	2.15	0.27

Less distributions from:
Net investment income	(0.43)	(0.13)

Total distributions	(0.43)	(0.13)

Net asset value, end of period	$52.35	$50.63

Total return	4.28%[d]	0.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,705	$5,063
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	1.81%	1.84%
Portfolio turnover rate[f]	0%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 2016 S&P AMT-Free Municipal Series

	Six months ended Sep. 30, 2010 (Unaudited)	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$49.72	$49.66

Income from investment operations:
Net investment income[b]	0.56	0.26
Net realized and unrealized gain (loss)[c]	2.32	(0.04)

Total from investment operations	2.88	0.22

Less distributions from:
Net investment income	(0.55)	(0.16)

Total distributions	(0.55)	(0.16)

Net asset value, end of period	$52.05	$49.72

Total return	5.83%[d]	0.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,614	$4,972
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.17%	2.25%
Portfolio turnover rate[f]	0%[g]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares 2017 S&P AMT-Free Municipal Series

	Six months ended Sep. 30, 2010 (Unaudited)	Period from Jan. 7, 2010[a] to Mar. 31, 2010
Net asset value, beginning of period	$50.34	$50.13

Income from investment operations:
Net investment income[b]	0.66	0.30
Net realized and unrealized gain[c]	2.61	0.09

Total from investment operations	3.27	0.39

Less distributions from:
Net investment income	(0.61)	(0.18)

Total distributions	(0.61)	(0.18)

Net asset value, end of period	$53.00	$50.34

Total return	6.52%[d]	0.78%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$21,200	$5,034
Ratio of expenses to average net assets[e]	0.30%	0.30%
Ratio of net investment income to average net assets[e]	2.54%	2.57%
Portfolio turnover rate[f]	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares 2012 S&P AMT-Free Municipal Series, iShares 2013 S&P AMT-Free Municipal Series, iShares 2014 S&P AMT-Free Municipal Series, iShares 2015 S&P AMT-Free Municipal Series, iShares 2016 S&P AMT-Free Municipal Series and iShares 2017 S&P AMT-Free Municipal Series (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of September 30, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Municipal Series	Level 1	Level 2	Level 3	Total

2012 S&P AMT-Free
Municipal Bonds & Notes	$–	$20,063,060	$–	$20,063,060
Short-Term Investments	45,018	–	–	45,018

	$45,018	$20,063,060	$–	$20,108,078

2013 S&P AMT-Free
Municipal Bonds & Notes	$–	$15,049,489	$–	$15,049,489
Short-Term Investments	66,368	–	–	66,368

	$66,368	$15,049,489	$–	$15,115,857

2014 S&P AMT-Free
Municipal Bonds & Notes	$–	$20,222,492	$–	$20,222,492
Short-Term Investments	62,807	–	–	62,807

	$62,807	$20,222,492	$–	$20,285,299

2015 S&P AMT-Free
Municipal Bonds & Notes	$–	$15,472,440	$–	$15,472,440
Short-Term Investments	65,099	–	–	65,099

	$65,099	$15,472,440	$–	$15,537,539

2016 S&P AMT-Free
Municipal Bonds & Notes	$–	$15,429,747	$–	$15,429,747
Short-Term Investments	16,920	–	–	16,920

	$16,920	$15,429,747	$–	$15,446,667

2017 S&P AMT-Free
Municipal Bonds & Notes	$–	$20,931,631	$–	$20,931,631
Short-Term Investments	121,395	–	–	121,395

	$121,395	$20,931,631	$–	$21,053,026

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Funds amortize premiums and accrete discounts on debt securities purchased, using a constant yield to maturity method.

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid monthly by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2010.

The Funds may realize net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2010, if any, are disclosed in the Funds’ Statements of Operations.

As of September 30, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Series	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
2012 S&P AMT-Free	$20,031,228	$86,391	$(9,541)	$76,850
2013 S&P AMT-Free	14,928,547	189,066	(1,756)	187,310
2014 S&P AMT-Free	19,937,839	357,313	(9,853)	347,460
2015 S&P AMT-Free	15,050,284	487,255	–	487,255
2016 S&P AMT-Free	14,928,255	518,412	–	518,412
2017 S&P AMT-Free	20,351,821	716,863	(15,658)	701,205

Management has reviewed the tax positions as of September 30, 2010, inclusive of the open tax return year, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal,

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.30% of the average daily net assets of each Fund.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

As of September 30, 2010, the PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BFA and/or its affiliate, BlackRock Institutional Trust Company, N.A.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2010 were as follows:

iShares Municipal Series	Purchases	Sales
2012 S&P AMT-Free	$613,397	$77,203
2013 S&P AMT-Free	225,541	–
2014 S&P AMT-Free	553,956	28,813
2015 S&P AMT-Free	326,606	–
2016 S&P AMT-Free	429,107	29,754
2017 S&P AMT-Free	873,414	332,824

In-kind transactions (see Note 4) for the six months ended September 30, 2010 were as follows:

iShares Municipal Series	In-kind Purchases	In-kind Sales
2012 S&P AMT-Free	$9,833,600	$–
2013 S&P AMT-Free	4,957,454	–
2014 S&P AMT-Free	14,629,423	–
2015 S&P AMT-Free	9,858,878	–
2016 S&P AMT-Free	9,737,226	–
2017 S&P AMT-Free	14,869,012	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Municipal Series	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
2012 S&P AMT-Free	$0.14688	$–	$–	$0.14688	100%	–%	–%		100%
2015 S&P AMT-Free	0.43321	–	–	0.43321	100	–	–		100
2016 S&P AMT-Free	0.54764	–	0.00333	0.55097	99	–	1		100
2017 S&P AMT-Free	0.60426	–	0.00130	0.60556	100	–	0	[a]	100

[a]	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	63

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	65

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3594-1010

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.Go to www.icsdelivery.com.

2.From the main page, select the first letter of your brokerage firm’s name.

3.Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-38-0910

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

SEPTEMBER 30, 2010

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares S&P India Nifty 50 Index Fund  |  INDY  |  NASDAQ

Fund Performance Overview

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

Performance as of September 30, 2010

Cumulative Total Returns

Inception to 9/30/10

NAV	MARKET	INDEX
23.12%	23.61%	23.92%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/18/09.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/20/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares S&P India Nifty 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P CNX Nifty Index (the “Index”). The Index measures the equity performance of the top 50 companies by market capitalization whose equity securities trade in the Indian securities market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 15.71%, while the total return for the Index was 15.87%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Financial	28.21%

Energy	13.37

Technology	12.72

Industrial	11.32

Consumer Non-Cyclical	10.42

Basic Materials	8.06

Consumer Cyclical	6.88

Utilities	5.60

Communications	3.14

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Reliance Industries Ltd.	9.34%

Infosys Technologies Ltd.	8.24

ICICI Bank Ltd.	7.15

Larsen & Toubro Ltd.	6.11

Housing Development Finance Corp. Ltd.	5.39

ITC Ltd.	5.27

HDFC Bank Ltd.	5.01

State Bank of India	4.79

Oil & Natural Gas Corp. Ltd.	2.66

Tata Consultancy Services Ltd.	2.64

TOTAL	56.60%

FUND PERFORMANCE OVERVIEW	5

Shareholder Expenses (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/10 to 9/30/10)
Actual	$1,000.00	$1,157.10	0.91%	$4.92
Hypothetical (5% return before expenses)	1,000.00	1,020.50	0.91	4.61

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.72%

AGRICULTURE – 5.27%
ITC Ltd.	1,279,782	$5,078,116

		5,078,116

AUTO MANUFACTURERS – 4.70%
Mahindra & Mahindra Ltd.	104,202	1,603,554
Maruti Suzuki (India) Ltd.	32,130	1,030,291
Tata Motors Ltd.	77,805	1,901,361

		4,535,206

BANKS – 20.18%
Axis Bank Ltd.	63,693	2,178,050
HDFC Bank Ltd.	87,192	4,830,342
ICICI Bank Ltd.	278,271	6,892,216
Kotak Mahindra Bank Ltd.	87,696	929,556
Punjab National Bank Ltd.	200	5,756
State Bank of India	64,008	4,615,883

		19,451,803

BUILDING MATERIALS – 1.25%
ACC Ltd.	25,641	564,832
Ambuja Cements Ltd.	203,994	638,290

		1,203,122

COMPUTERS – 12.15%
Infosys Technologies Ltd.	116,991	7,942,162
Tata Consultancy Services Ltd.	123,543	2,548,530
Wipro Ltd.	122,662	1,226,893

		11,717,585

DIVERSIFIED FINANCIAL SERVICES – 5.39%
Housing Development Finance Corp. Ltd.	318,591	5,198,418

		5,198,418

ELECTRIC – 4.38%
NTPC Ltd.	316,323	1,527,234
Power Grid Corp. of India Ltd.	147,735	350,145
Reliance Infrastructure Ltd.	34,524	821,400
Reliance Power Ltd.[a]	90,153	322,613
Tata Power Co. Ltd.	39,690	1,197,016

		4,218,408

ELECTRICAL COMPONENTS & EQUIPMENT – 3.18%
ABB Ltd.	606	12,433
Bharat Heavy Electricals Ltd.	38,682	2,133,600
Siemens (India) Ltd.	37,359	684,617

Security	Shares	Value
Suzlon Energy Ltd.[a]	201,726	$235,239

		3,065,889

ENGINEERING & CONSTRUCTION – 6.89%
Jaiprakash Associates Ltd.	278,271	748,084
Larsen & Toubro Ltd.	128,961	5,892,428

		6,640,512

GAS – 1.23%
GAIL (India) Ltd.	111,132	1,181,063

		1,181,063

HOUSEHOLD PRODUCTS & WARES – 1.84%
Hindustan Unilever Ltd.	257,418	1,770,447

		1,770,447

INSURANCE – 0.50%
Reliance Capital Ltd.	27,909	484,704

		484,704

INVESTMENT COMPANIES – 1.34%
Infrastructure Development Finance Co. Ltd.	285,768	1,289,406

		1,289,406

IRON & STEEL – 4.46%
Jindal Steel & Power Ltd.	93,996	1,479,441
Steel Authority of India Ltd.	141,876	647,575
Tata Steel Ltd.	149,940	2,175,106

		4,302,122

LEISURE TIME – 2.17%
Bajaj Auto Ltd.	34,335	1,123,156
Hero Honda Motors Ltd.	23,499	971,651

		2,094,807

MINING – 3.59%
Hindalco Industries Ltd.	314,874	1,380,792
Sesa Goa Ltd.	92,232	673,652
Sterlite Industries (India) Ltd.	379,827	1,410,774

		3,465,218

OIL & GAS – 13.37%
Bharat Petroleum Corp. Ltd.	31,752	529,648
Cairn (India) Ltd.[a]	105,336	785,302
Oil & Natural Gas Corp. Ltd.	82,089	2,565,064
Reliance Industries Ltd.	409,878	9,005,276

		12,885,290

CONSOLIDATED SCHEDULE OF INVESTMENTS	7

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

September 30, 2010

Security	Shares	Value
PHARMACEUTICALS – 3.32%
Cipla Ltd.	124,677	$894,395
Dr. Reddy’s Laboratories Ltd.	31,122	998,522
Ranbaxy Laboratories Ltd.[a]	37,800	467,800
Sun Pharmaceuticals Industries Ltd.	18,648	838,506

		3,199,223

REAL ESTATE – 0.81%
DLF Ltd.	88,578	745,526
Unitech Ltd.	16,074	31,586

		777,112

SOFTWARE – 0.56%
HCL Technologies Ltd.	58,023	543,300

		543,300

TELECOMMUNICATIONS – 3.14%
Bharti Airtel Ltd.	295,848	2,411,686
Idea Cellular Ltd.[a]	9,342	15,312
Reliance Communications Ltd.	161,217	604,541

		3,031,539

TOTAL COMMON STOCKS
(Cost: $81,127,948)		96,133,290

SHORT-TERM INVESTMENTS – 0.20%

MONEY MARKET FUNDS – 0.20%
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.13%[b,c]	196,240	196,240

		196,240

TOTAL SHORT-TERM INVESTMENTS
(Cost: $196,240)		196,240

TOTAL INVESTMENTS IN SECURITIES – 99.92%
(Cost: $81,324,188)		96,329,530

Other Assets, Less Liabilities – 0.08%		77,875

NET ASSETS – 100.00%		$96,407,405

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2010

iShares S&P India Nifty 50 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$81,127,948
Affiliated issuers (Note 2)	196,240

Total cost of investments	$81,324,188

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$96,133,290
Affiliated issuers (Note 2)	196,240

Total fair value of investments	96,329,530
Foreign currency, at value[a]	40,270
Receivables:
Investment securities sold	2,825,539
Dividends and interest	76,061
Capital shares sold	4,580,079

Total Assets	103,851,479

LIABILITIES
Payables:
Investment securities purchased	7,381,346
Investment advisory fees (Note 2)	62,728

Total Liabilities	7,444,074

NET ASSETS	$96,407,405

Net assets consist of:
Paid-in capital	$81,878,246
Undistributed net investment income	66,437
Accumulated net realized loss	(535,337)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	14,998,059

NET ASSETS	$96,407,405

Shares outstanding[b]	3,150,000

Net asset value per share	$30.61

[a]	Cost of foreign currency: $40,065.
[b]	No par value, unlimited number of shares authorized.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	9

Consolidated Statement of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2010

iShares S&P India Nifty 50 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$687,398
Interest from affiliated issuers (Note 2)	64

Total investment income	687,462

EXPENSES
Investment advisory fees (Note 2)	304,847
Foreign income taxes (Note 1)	6,755

Total expenses	311,602

Net investment income	375,860

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments in unaffiliated issuers	(497,786)
Foreign currency transactions	(27,639)

Net realized loss	(525,425)

Net change in unrealized appreciation/depreciation on:
Investments	12,355,433
Translation of assets and liabilities in foreign currencies	(7,553)

Net change in unrealized appreciation/depreciation	12,347,880

Net realized and unrealized gain	11,822,455

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,198,315

See notes to consolidated financial statements.

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P India Nifty 50 Index Fund
	Six months ended September 30, 2010 (Unaudited)	Period from November 18, 2009[a] to March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$375,860	$(50,619)
Net realized loss	(525,425)	(51,776)
Net change in unrealized appreciation/depreciation	12,347,880	2,650,179

Net increase in net assets resulting from operations	12,198,315	2,547,784

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(262,423)	–

Total distributions to shareholders	(262,423)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	48,424,915	38,637,983
Cost of shares redeemed	(5,139,169)	–

Net increase in net assets from capital share transactions	43,285,746	38,637,983

INCREASE IN NET ASSETS	55,221,638	41,185,767

NET ASSETS
Beginning of period	41,185,767	–

End of period	$96,407,405	$41,185,767

Undistributed net investment income (accumulated net investment loss) included in net assets at end of period	$66,437	$(47,000)

SHARES ISSUED AND REDEEMED
Shares sold	1,800,000	1,550,000
Shares redeemed	(200,000)	–

Net increase in shares outstanding	1,600,000	1,550,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	11

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P India Nifty 50 Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Period from Nov. 18, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$26.57	$24.97

Income from investment operations:
Net investment income (loss)[b]	0.15	(0.04)
Net realized and unrealized gain[c]	4.01	1.64

Total from investment operations	4.16	1.60

Less distributions from:
Net investment income	(0.12)	–

Total distributions	(0.12)	–

Net asset value, end of period	$30.61	$26.57

Total return	15.71%[d]	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$96,407	$41,186
Ratio of expenses to average net assets[e]	0.91%	0.89%
Ratio of expenses to average net assets exclusive of foreign income taxes[e]	0.89%	n/a
Ratio of net investment income (loss) to average net assets[e]	1.10%	(0.49)%
Portfolio turnover rate[f]	15%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the periods ended September 30, 2010 and March 31, 2010 would have been 7% and 1%, respectively. See Note 4.

See notes to consolidated financial statements.

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These consolidated financial statements relate only to the iShares S&P India Nifty 50 Index Fund (the “Fund”).

The Fund’s investment objective is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund will carry out its investment strategies by investing substantially all of its assets in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn, will invest at least 80% of its total assets in securities that comprise the underlying index and depositary receipts representing securities of the underlying index. BlackRock Fund Advisors (“BFA”) will serve as investment adviser to both the Fund and the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. To obtain benefits under the tax treaty, the Subsidiary must meet certain conditions, including the establishment and maintenance of valid tax residence in Mauritius.

The Fund invests in the securities of non-U.S. issuers of a single country. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The financial statements of the Fund are prepared on a consolidated basis in conformity with U.S. GAAP, which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. The financial statements also include estimates and assumptions related to taxation. Actual results could differ from those estimates. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of their operations on a consolidated basis. All intercompany accounts and transactions have been eliminated in consolidation.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	13

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of September 30, 2010, the value of each of the Fund’s investments was classified as a Level 1 Price. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid semi-annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The tax character of current year distributions will be determined at the end of the current fiscal year.

INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2010.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2010, the cost of investments for federal income tax purposes was $81,333,199. Net unrealized appreciation was $14,996,331, of which $15,784,397 represented gross unrealized appreciation on securities and $788,066 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of September 30, 2010 and has determined that no provision for income tax is required in the Fund’s consolidated financial statements.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of foreign tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These foreign income taxes, if any, are paid by the Fund and are disclosed in the Consolidated Statement of Operations. Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund and the Subsidiary’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA shall pay the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89% of the average daily net assets of the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Consolidated Statement of Operations.

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2010, the PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BFA and/or its affiliate, BlackRock Institutional Trust Company, N.A.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the six months ended September 30, 2010, aggregated $53,379,022 and $10,254,561, respectively.

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in large blocks of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund is offered solely for cash in U.S. dollars. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the Fund for brokerage and market impact expenses relating to investing in portfolio securities.

5. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	17

Notes:

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	19

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	21

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3594-1010

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.Go to www.icsdelivery.com.

2.From the main page, select the first letter of your brokerage firm’s name.

3.Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-37-0910

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® RUSSELL SERIES

SEPTEMBER 30, 2010

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See inside back cover for details.

iShares Russell Top 200 Index Fund  |  IWL  |  NYSE Arca

iShares Russell Top 200 Growth Index Fund  |  IWY  |  NYSE Arca

iShares Russell Top 200 Value Index Fund  |  IWX  |  NYSE Arca

iShares Russell 1000 Index Fund  |  IWB  |  NYSE Arca

iShares Russell 1000 Growth Index Fund  |  IWF  |  NYSE Arca

iShares Russell 1000 Value Index Fund  |  IWD  |  NYSE Arca

iShares Russell 2000 Index Fund  |  IWM  |  NYSE Arca

iShares Russell 2000 Growth Index Fund  |  IWO  |  NYSE Arca

iShares Russell 2000 Value Index Fund  |  IWN  |  NYSE Arca

Fund Performance Overviews

iSHARES® RUSSELL TOP 200 INDEX FUNDS

Performance as of September 30, 2010

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 9/30/10			Inception to 9/30/10			Inception to 9/30/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Top 200	7.97%	8.19%	8.12%	6.43%	6.47%	6.62%	6.60%	6.64%	6.78%
Russell Top 200 Growth	10.34%	10.52%	10.57%	9.43%	9.43%	9.68%	9.68%	9.67%	9.91%
Russell Top 200 Value	5.45%	5.62%	5.64%	3.40%	3.37%	3.56%	3.49%	3.45%	3.64%

Total returns for the periods since inception are calculated from the inception date of each Fund (9/22/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (9/25/09), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

The iShares Russell Top 200 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Index (the “Index”). The Index is a float-adjusted, capitalization-weighted index that measures the performance of the largest capitalization sector of the U.S. equity market. The Index includes securities issued by the approximately 200 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (2.60)%, while the total return for the Index was (2.55)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.03%

Financial	14.57

Technology	13.83

Communications	13.09

Energy	11.72

Industrial	10.37

Consumer Cyclical	8.05

Basic Materials	2.74

Utilities	2.37

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.80%

Apple Inc.	3.11

Microsoft Corp.	2.26

General Electric Co.	2.09

Procter & Gamble Co. (The)	2.08

International Business Machines Corp.	2.07

Johnson & Johnson	2.06

AT&T Inc.	2.04

Chevron Corp.	1.96

JPMorgan Chase & Co.	1.82

TOTAL	23.29%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

The iShares Russell Top 200 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Growth Index (the “Growth Index”). The Growth Index is a style factor weighted index that measures the performance of the largest capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell Top 200® Index and measures the performance of equity securities of Russell Top 200® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2010, the total return for the Growth Fund was (1.55)%, while the total return for the Growth Index was (1.49)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Technology	24.13%

Consumer Non-Cyclical	19.86

Consumer Cyclical	13.06

Communications	11.98

Industrial	11.79

Energy	11.67

Financial	3.73

Basic Materials	3.55

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	6.78%

Apple Inc.	6.05

International Business Machines Corp.	4.03

Google Inc. Class A	3.00

Microsoft Corp.	2.94

Cisco Systems Inc.	2.93

Oracle Corp.	2.40

Hewlett-Packard Co.	2.31

Coca-Cola Co. (The)	2.15

Philip Morris International Inc.	2.05

TOTAL	34.64%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUNDS

The iShares Russell Top 200 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Top 200® Value Index (the “Value Index”). The Value Index is a style factor weighted index that measures the performance of the largest capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell Top 200® Index and measures the performance of equity securities of Russell Top 200® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2010, the total return for the Value Fund was (3.71)%, while the total return for the Value Index was (3.66)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	26.39%

Financial	26.07

Communications	14.28

Energy	11.77

Industrial	8.84

Utilities	4.87

Technology	2.94

Consumer Cyclical	2.70

Basic Materials	1.88

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
AT&T Inc.	4.20%

Procter & Gamble Co. (The)	4.03

Chevron Corp.	3.83

JPMorgan Chase & Co.	3.76

Johnson & Johnson	3.61

Berkshire Hathaway Inc. Class B	3.55

Pfizer Inc.	3.44

General Electric Co.	3.31

Bank of America Corp.	3.27

Wells Fargo & Co.	3.04

TOTAL	36.04%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of September 30, 2010

	Average Annual Total Returns

	Year Ended 9/30/10			Five Years Ended 9/30/10			Ten Years Ended 9/30/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	10.62%	10.77%	10.75%	0.78%	0.80%	0.86%	(0.31)%	(0.31)%	(0.21)%
Russell 1000 Growth	12.45%	12.63%	12.65%	1.90%	1.90%	2.06%	(3.61)%	(3.61)%	(3.44)%
Russell 1000 Value	8.73%	8.83%	8.90%	(0.59)%	(0.60)%	(0.48)%	2.45%	2.44%	2.59%

	Cumulative Total Returns

	Year Ended 9/30/10			Five Years Ended 9/30/10			Ten Years Ended 9/30/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 1000	10.62%	10.77%	10.75%	3.95%	4.05%	4.37%	(3.03)%	(3.09)%	(2.07)%
Russell 1000 Growth	12.45%	12.63%	12.65%	9.85%	9.85%	10.71%	(30.78)%	(30.76)%	(29.54)%
Russell 1000 Value	8.73%	8.83%	8.90%	(2.90)%	(2.96)%	(2.40)%	27.41%	27.26%	29.14%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (1.25)%, while the total return for the Index was (1.21)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	21.42%

Financial	15.71

Technology	12.90

Communications	11.51

Industrial	11.28

Energy	10.74

Consumer Cyclical	9.15

Utilities	3.69

Basic Materials	3.42

Diversified	0.04

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.67%

Apple Inc.	2.19

Microsoft Corp.	1.59

General Electric Co.	1.47

Procter & Gamble Co. (The)	1.46

International Business Machines Corp.	1.46

Johnson & Johnson	1.45

AT&T Inc.	1.43

Chevron Corp.	1.38

JPMorgan Chase & Co.	1.28

TOTAL	16.38%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 1000® Index and measures the performance of equity securities of Russell 1000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2010, the total return for the Growth Fund was (0.34)%, while the total return for the Growth Index was (0.27)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Technology	22.33%

Consumer Non-Cyclical	20.49

Consumer Cyclical	14.27

Industrial	12.93

Communications	11.16

Energy	10.09

Financial	4.37

Basic Materials	4.16

Utilities	0.08

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.88%

Apple Inc.	4.36

International Business Machines Corp.	2.90

Google Inc. Class A	2.16

Microsoft Corp.	2.12

Cisco Systems Inc.	2.11

Oracle Corp.	1.73

Hewlett-Packard Co.	1.66

Coca-Cola Co. (The)	1.55

Philip Morris International Inc.	1.48

TOTAL	24.95%

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 1000® Index and measures the performance of equity securities of Russell 1000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2010, the total return for the Value Fund was (2.19)%, while the total return for the Value Index was (2.14)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Financial	27.12%

Consumer Non-Cyclical	22.36

Communications	11.86

Energy	11.40

Industrial	9.62

Utilities	7.33

Consumer Cyclical	3.98

Technology	3.42

Basic Materials	2.68

Diversified	0.08

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
AT&T Inc.	2.87%

Procter & Gamble Co. (The)	2.76

Chevron Corp.	2.62

JPMorgan Chase & Co.	2.57

Johnson & Johnson	2.47

Berkshire Hathaway Inc. Class B	2.43

Pfizer Inc.	2.35

General Electric Co.	2.26

Bank of America Corp.	2.23

Wells Fargo & Co.	2.08

TOTAL	24.64%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overviews

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of September 30, 2010

	Average Annual Total Returns

	Year Ended 9/30/10			Five Years Ended 9/30/10			Ten Years Ended 9/30/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	13.26%	13.28%	13.35%	1.61%	1.59%	1.60%	3.90%	3.89%	4.00%
Russell 2000 Growth	14.81%	14.87%	14.79%	2.30%	2.29%	2.35%	(0.26)%	(0.27)%	(0.13)%
Russell 2000 Value	11.65%	11.59%	11.84%	0.65%	0.63%	0.73%	7.53%	7.52%	7.72%

	Cumulative Total Returns

	Year Ended 9/30/10			Five Years Ended 9/30/10			Ten Years Ended 9/30/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 2000	13.26%	13.28%	13.35%	8.30%	8.22%	8.27%	46.64%	46.53%	47.96%
Russell 2000 Growth	14.81%	14.87%	14.79%	12.07%	11.99%	12.30%	(2.60)%	(2.68)%	(1.26)%
Russell 2000 Value	11.65%	11.59%	11.84%	3.29%	3.17%	3.73%	106.74%	106.45%	110.28%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 0.22%, while the total return for the Index was 0.25%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Financial	20.08%

Consumer Non-Cyclical	19.80

Industrial	14.11

Consumer Cyclical	14.11

Technology	10.07

Communications	8.40

Basic Materials	4.90

Energy	4.87

Utilities	3.46

Diversified	0.05

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
TIBCO Software Inc.	0.29%

Riverbed Technology Inc.	0.28

VeriFone Systems Inc.	0.26

Rackspace Hosting Inc.	0.25

Nordson Corp.	0.24

Sotheby’s	0.24

Highwoods Properties Inc.	0.22

Warnaco Group Inc. (The)	0.22

Parametric Technology Corp.	0.22

Salix Pharmaceuticals Ltd.	0.22

TOTAL	2.44%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 2000® Index and measures the performance of equity securities of Russell 2000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2010, the total return for the Growth Fund was 2.46%, while the total return for the Growth Index was 2.43%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	27.36%

Consumer Cyclical	16.70

Technology	15.45

Industrial	15.41

Communications	11.99

Basic Materials	4.39

Energy	4.23

Financial	4.14

Utilities	0.18

Diversified	0.07

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
TIBCO Software Inc.	0.56%

Riverbed Technology Inc.	0.55

VeriFone Systems Inc.	0.51

Rackspace Hosting Inc.	0.48

Nordson Corp.	0.48

Sotheby’s	0.47

Warnaco Group Inc. (The)	0.43

Parametric Technology Corp.	0.43

Salix Pharmaceuticals Ltd.	0.43

ADTRAN Inc.	0.42

TOTAL	4.76%

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 2000® Index and measures the performance of equity securities of Russell 2000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2010, the total return for the Value Fund was (1.95)%, while the total return for the Value Index was (1.90)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Financial	36.73%

Industrial	12.77

Consumer Non-Cyclical	11.89

Consumer Cyclical	11.39

Utilities	6.89

Energy	5.55

Basic Materials	5.44

Communications	4.67

Technology	4.45

Diversified	0.03

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Highwoods Properties Inc.	0.44%

MFA Financial Inc.	0.43

National Retail Properties Inc.	0.42

Piedmont Natural Gas Co.	0.41

Nicor Inc.	0.41

BioMed Realty Trust Inc.	0.40

Entertainment Properties Trust	0.40

American Campus Communities Inc.	0.40

Apollo Investment Corp.	0.39

FirstMerit Corp.	0.39

TOTAL	4.09%

FUND PERFORMANCE OVERVIEWS	15

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/10 to 9/30/10)
Russell Top 200
Actual	$1,000.00	$ 974.00	0.15%	$0.74
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.15	0.76
Russell Top 200 Growth
Actual	1,000.00	984.50	0.20	0.99
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell Top 200 Value
Actual	1,000.00	962.90	0.20	0.98
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 1000
Actual	1,000.00	987.50	0.15	0.75
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.15	0.76

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/10 to 9/30/10)
Russell 1000 Growth
Actual	$1,000.00	$ 996.60	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 1000 Value
Actual	1,000.00	978.10	0.20	0.99
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 2000
Actual	1,000.00	1,002.20	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 2000 Growth
Actual	1,000.00	1,024.60	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell 2000 Value
Actual	1,000.00	980.50	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	17

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.77%

ADVERTISING – 0.15%
Omnicom Group Inc.	392	$15,476

		15,476

AEROSPACE & DEFENSE – 2.37%
Boeing Co. (The)	957	63,679
General Dynamics Corp.	440	27,636
Lockheed Martin Corp.	394	28,084
Northrop Grumman Corp.	384	23,282
Raytheon Co.	486	22,215
United Technologies Corp.	1,185	84,408

		249,304

AGRICULTURE – 2.53%
Altria Group Inc.	2,624	63,029
Archer-Daniels-Midland Co.	821	26,206
Monsanto Co.	696	33,359
Philip Morris International Inc.	2,342	131,199
Reynolds American Inc.	214	12,709

		266,502

APPAREL – 0.35%
Nike Inc. Class B	458	36,704

		36,704

AUTO MANUFACTURERS – 0.70%
Ford Motor Co.[a]	4,241	51,910
PACCAR Inc.	465	22,390

		74,300

AUTO PARTS & EQUIPMENT – 0.25%
Johnson Controls Inc.	857	26,139

		26,139

BANKS – 4.84%
Bank of America Corp.	12,718	166,733
Bank of New York Mellon Corp. (The)	1,544	40,345
BB&T Corp.	882	21,238
Northern Trust Corp.	309	14,906
PNC Financial Services Group Inc. (The)[b]	671	34,832
State Street Corp.	633	23,839
U.S. Bancorp	2,434	52,623
Wells Fargo & Co.	6,168	155,002

		509,518

Security	Shares	Value
BEVERAGES – 2.77%
Coca-Cola Co. (The)	2,669	$156,190
PepsiCo Inc.	2,046	135,936

		292,126

BIOTECHNOLOGY – 1.35%
Amgen Inc.[a]	1,216	67,014
Biogen Idec Inc.[a]	302	16,948
Celgene Corp.[a]	589	33,932
Genzyme Corp.[a]	341	24,140

		142,034

CHEMICALS – 1.53%
Air Products and Chemicals Inc.	263	21,782
Dow Chemical Co. (The)	1,471	40,394
E.I. du Pont de Nemours and Co.	1,153	51,447
Mosaic Co. (The)	202	11,869
Praxair Inc.	390	35,201

		160,693

COMMERCIAL SERVICES – 0.88%
MasterCard Inc. Class A	122	27,328
McKesson Corp.	346	21,376
Visa Inc. Class A	594	44,110

		92,814

COMPUTERS – 7.68%
Accenture PLC Class A	778	33,057
Apple Inc.[a]	1,154	327,447
Cognizant Technology Solutions Corp. Class Aa	382	24,628
Dell Inc.[a]	2,169	28,110
EMC Corp.[a]	2,585	52,501
Hewlett-Packard Co.	2,967	124,822
International Business Machines Corp.	1,626	218,112

		808,677

COSMETICS & PERSONAL CARE – 2.54%
Colgate-Palmolive Co.	624	47,961
Procter & Gamble Co. (The)	3,654	219,130

		267,091

DIVERSIFIED FINANCIAL SERVICES – 5.51%
American Express Co.	1,320	55,480
BlackRock Inc.[b]	45	7,661
Capital One Financial Corp.	583	23,058
Charles Schwab Corp. (The)	1,249	17,361

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2010

Security	Shares	Value
Citigroup Inc.[a]	26,817	$104,586
CME Group Inc.	85	22,138
Franklin Resources Inc.	190	20,311
Goldman Sachs Group Inc. (The)	649	93,833
JPMorgan Chase & Co.	5,046	192,101
Morgan Stanley	1,757	43,363

		579,892

ELECTRIC – 2.37%
American Electric Power Co. Inc.	610	22,100
Dominion Resources Inc.	760	33,182
Duke Energy Corp.	1,674	29,647
Entergy Corp.	241	18,444
Exelon Corp.	842	35,852
NextEra Energy Inc.	529	28,772
PG&E Corp.	470	21,347
Public Service Enterprise Group Inc.	646	21,370
Southern Co.	1,033	38,469

		249,183

ELECTRICAL COMPONENTS & EQUIPMENT – 0.48%
Emerson Electric Co.	957	50,396

		50,396

ELECTRONICS – 0.24%
Thermo Fisher Scientific Inc.[a]	525	25,137

		25,137

ENVIRONMENTAL CONTROL – 0.21%
Waste Management Inc.	616	22,016

		22,016

FOOD – 1.42%
General Mills Inc.	847	30,950
Kellogg Co.	328	16,567
Kraft Foods Inc. Class A	2,022	62,399
Kroger Co. (The)	823	17,826
Sysco Corp.	754	21,504

		149,246

HEALTH CARE – PRODUCTS – 3.91%
Alcon Inc.	88	14,678
Baxter International Inc.	759	36,212
Becton, Dickinson and Co.	297	22,008
Covidien PLC	639	25,681
Johnson & Johnson	3,498	216,736
Medtronic Inc.	1,399	46,978

Security	Shares	Value
St. Jude Medical Inc.[a]	415	$16,326
Stryker Corp.	401	20,070
Zimmer Holdings Inc.[a]	258	13,501

		412,190

HEALTH CARE – SERVICES – 0.92%
Aetna Inc.	542	17,133
UnitedHealth Group Inc.	1,447	50,804
WellPoint Inc.[a]	509	28,830

		96,767

HOUSEHOLD PRODUCTS & WARES – 0.33%
Kimberly-Clark Corp.	528	34,346

		34,346

INSURANCE – 3.73%
ACE Ltd.	432	25,164
Aflac Inc.	599	30,974
Allstate Corp. (The)	687	21,675
Berkshire Hathaway Inc. Class Ba	2,191	181,152
Chubb Corp.	417	23,765
Loews Corp.	401	15,198
MetLife Inc.	829	31,875
Prudential Financial Inc.	592	32,074
Travelers Companies Inc. (The)	590	30,739

		392,616

INTERNET – 2.93%
Amazon.com Inc.[a]	440	69,107
eBay Inc.[a]	1,466	35,770
Google Inc. Class Aa	310	162,995
Symantec Corp.[a]	1,018	15,443
Yahoo! Inc.[a]	1,767	25,038

		308,353

IRON & STEEL – 0.15%
Nucor Corp.	402	15,356

		15,356

LEISURE TIME – 0.20%
Carnival Corp.	558	21,321

		21,321

LODGING – 0.13%
Las Vegas Sands Corp.[a]	405	14,114

		14,114

MACHINERY – 0.95%
Caterpillar Inc.	791	62,236

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2010

Security	Shares	Value
Deere & Co.	542	$37,821

		100,057

MANUFACTURING – 3.98%
3M Co.	904	78,386
Danaher Corp.	673	27,331
General Electric Co.	13,543	220,074
Honeywell International Inc.	973	42,754
Illinois Tool Works Inc.	562	26,425
Tyco International Ltd.	650	23,874

		418,844

MEDIA – 3.29%
Comcast Corp. Class A	3,573	64,600
DIRECTV Class Aa	1,113	46,334
News Corp. Class A NVS	2,914	38,057
Thomson Reuters Corp.	477	17,902
Time Warner Cable Inc.	453	24,457
Time Warner Inc.	1,450	44,443
Viacom Inc. Class B NVS	775	28,047
Walt Disney Co. (The)	2,482	82,179

		346,019

METAL FABRICATE & HARDWARE – 0.22%
Precision Castparts Corp.	182	23,178

		23,178

MINING – 1.07%
Alcoa Inc.	1,310	15,864
Freeport-McMoRan Copper & Gold Inc.	598	51,063
Newmont Mining Corp.	607	38,126
Southern Copper Corp.	216	7,586

		112,639

OIL & GAS – 9.76%
Anadarko Petroleum Corp.	631	35,999
Apache Corp.	463	45,263
Chesapeake Energy Corp.	823	18,641
Chevron Corp.	2,546	206,353
ConocoPhillips	1,887	108,370
Devon Energy Corp.	569	36,837
EOG Resources Inc.	322	29,936
Exxon Mobil Corp.	6,466	399,534
Hess Corp.	373	22,052
Marathon Oil Corp.	903	29,889
Occidental Petroleum Corp.	1,025	80,258

Security	Shares	Value
Southwestern Energy Co.[a]	441	$14,747

		1,027,879

OIL & GAS SERVICES – 1.82%
Baker Hughes Inc.	546	23,260
Halliburton Co.	1,153	38,130
National Oilwell Varco Inc.	535	23,791
Schlumberger Ltd.	1,736	106,955

		192,136

PHARMACEUTICALS – 6.37%
Abbott Laboratories	1,953	102,025
Allergan Inc.	389	25,880
Bristol-Myers Squibb Co.	2,189	59,344
Cardinal Health Inc.	457	15,099
Eli Lilly and Co.	1,296	47,343
Express Scripts Inc.[a]	698	33,993
Gilead Sciences Inc.[a]	1,066	37,960
Medco Health Solutions Inc.[a]	545	28,373
Merck & Co. Inc.	3,950	145,399
Pfizer Inc.	10,226	175,580

		670,996

PIPELINES – 0.13%
Williams Companies Inc. (The)	736	14,065

		14,065

REAL ESTATE INVESTMENT TRUSTS – 0.49%
Public Storage	178	17,273
Simon Property Group Inc.	373	34,592

		51,865

RETAIL – 6.41%
Best Buy Co. Inc.	440	17,965
Costco Wholesale Corp.	561	36,179
CVS Caremark Corp.	1,729	54,412
Gap Inc. (The)	586	10,923
Home Depot Inc. (The)	2,135	67,637
Kohl’s Corp.[a]	392	20,650
Lowe’s Companies Inc.	1,840	41,014
McDonald’s Corp.	1,360	101,333
Staples Inc.	933	19,518
Starbucks Corp.	950	24,301
Target Corp.	937	50,073
TJX Companies Inc. (The)	520	23,208
Wal-Mart Stores Inc.	2,584	138,296

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 INDEX FUND

September 30, 2010

Security	Shares	Value
Walgreen Co.	1,246	$41,741
Yum! Brands Inc.	597	27,498

		674,748

SEMICONDUCTORS – 2.09%
Applied Materials Inc.	1,713	20,008
Broadcom Corp. Class A	633	22,402
Intel Corp.	7,041	135,398
Texas Instruments Inc.	1,559	42,311

		220,119

SOFTWARE – 4.06%
Activision Blizzard Inc.	662	7,163
Adobe Systems Inc.[a]	671	17,547
Automatic Data Processing Inc.	641	26,941
Microsoft Corp.	9,717	237,969
Oracle Corp.	4,824	129,525
VMware Inc. Class Aa	94	7,984

		427,129

TELECOMMUNICATIONS – 6.73%
American Tower Corp. Class Aa	510	26,143
AT&T Inc.	7,495	214,357
Cisco Systems Inc.[a]	7,234	158,425
Corning Inc.	1,991	36,395
Juniper Networks Inc.[a]	671	20,365
Motorola Inc.[a]	2,965	25,291
QUALCOMM Inc.	2,073	93,534
Sprint Nextel Corp.[a]	3,728	17,261
Verizon Communications Inc.	3,584	116,802

		708,573

TRANSPORTATION – 1.93%
CSX Corp.	496	27,439
FedEx Corp.	399	34,114
Norfolk Southern Corp.	472	28,089
Union Pacific Corp.	645	52,761
United Parcel Service Inc. Class B	906	60,421

		202,824

TOTAL COMMON STOCKS
(Cost: $10,162,993)		10,503,382

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.10%

MONEY MARKET FUNDS – 0.10%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[b,c]	10,325	$10,325

		10,325

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,325)		10,325

TOTAL INVESTMENTS IN SECURITIES – 99.87%
(Cost: $10,173,318)		10,513,707

Other Assets, Less Liabilities – 0.13%		14,173

NET ASSETS – 100.00%		$10,527,880

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.77%

ADVERTISING – 0.23%
Omnicom Group Inc.	10,961	$432,740

		432,740

AEROSPACE & DEFENSE – 2.79%
Boeing Co. (The)	27,105	1,803,567
Lockheed Martin Corp.	10,738	765,405
United Technologies Corp.	37,623	2,679,886

		5,248,858

AGRICULTURE – 3.34%
Altria Group Inc.	53,479	1,284,566
Monsanto Co.	24,022	1,151,374
Philip Morris International Inc.	68,785	3,853,336

		6,289,276

APPAREL – 0.67%
Nike Inc. Class B	15,856	1,270,700

		1,270,700

AUTO MANUFACTURERS – 1.37%
Ford Motor Co.[a]	147,082	1,800,283
PACCAR Inc.	16,158	778,008

		2,578,291

AUTO PARTS & EQUIPMENT – 0.45%
Johnson Controls Inc.	27,892	850,706

		850,706

BANKS – 0.11%
Northern Trust Corp.	4,279	206,419

		206,419

BEVERAGES – 3.60%
Coca-Cola Co. (The)	69,317	4,056,431
PepsiCo Inc.	40,907	2,717,861

		6,774,292

BIOTECHNOLOGY – 0.96%
Celgene Corp.[a]	20,298	1,169,368
Genzyme Corp.[a]	9,000	637,110

		1,806,478

CHEMICALS – 1.61%
Air Products and Chemicals Inc.	9,403	778,757
E.I. du Pont de Nemours and Co.	13,739	613,034
Mosaic Co. (The)	6,995	411,026

Security	Shares	Value
Praxair Inc.	13,527	$1,220,947

		3,023,764

COMMERCIAL SERVICES – 1.49%
MasterCard Inc. Class A	4,281	958,944
McKesson Corp.	5,189	320,576
Visa Inc. Class A	20,584	1,528,568

		2,808,088

COMPUTERS – 14.94%
Accenture PLC Class A	26,924	1,144,001
Apple Inc.[a]	40,142	11,390,292
Cognizant Technology Solutions Corp. Class Aa	13,162	848,554
Dell Inc.[a]	74,834	969,849
EMC Corp.[a]	90,678	1,841,670
Hewlett-Packard Co.	103,450	4,352,141
International Business Machines Corp.	56,569	7,588,166

		28,134,673

COSMETICS & PERSONAL CARE – 0.98%
Colgate-Palmolive Co.	18,099	1,391,089
Procter & Gamble Co. (The)	7,654	459,010

		1,850,099

DIVERSIFIED FINANCIAL SERVICES – 2.03%
American Express Co.	46,262	1,944,392
BlackRock Inc.[b]	538	91,594
Charles Schwab Corp. (The)	43,559	605,470
Franklin Resources Inc.	6,583	703,723
Morgan Stanley	19,709	486,418

		3,831,597

ELECTRICAL COMPONENTS & EQUIPMENT – 0.93%
Emerson Electric Co.	33,212	1,748,944

		1,748,944

FOOD – 1.03%
General Mills Inc.	17,493	639,194
Kellogg Co.	10,201	515,253
Kroger Co. (The)	1,633	35,371
Sysco Corp.	26,195	747,081

		1,936,899

HEALTH CARE – PRODUCTS – 3.64%
Alcon Inc.	3,070	512,045
Baxter International Inc.	21,862	1,043,036

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value
Becton, Dickinson and Co.	10,330	$765,453
Covidien PLC	22,063	886,712
Johnson & Johnson	18,220	1,128,911
Medtronic Inc.	37,341	1,253,911
St. Jude Medical Inc.[a]	14,475	569,447
Stryker Corp.	13,946	697,997

		6,857,512

HOUSEHOLD PRODUCTS & WARES – 0.50%
Kimberly-Clark Corp.	14,422	938,151

		938,151

INSURANCE – 0.86%
ACE Ltd.	2,282	132,926
Aflac Inc.	19,536	1,010,207
MetLife Inc.	8,976	345,127
Travelers Companies Inc. (The)	2,416	125,874

		1,614,134

INTERNET – 4.76%
Amazon.com Inc.[a]	15,434	2,424,064
eBay Inc.[a]	19,356	472,286
Google Inc. Class Aa	10,748	5,651,191
Symantec Corp.[a]	3,334	50,577
Yahoo! Inc.[a]	25,890	366,861

		8,964,979

IRON & STEEL – 0.12%
Nucor Corp.	5,988	228,742

		228,742

LEISURE TIME – 0.15%
Carnival Corp.	7,244	276,793

		276,793

LODGING – 0.26%
Las Vegas Sands Corp.[a]	14,015	488,423

		488,423

MACHINERY – 1.81%
Caterpillar Inc.	27,711	2,180,301
Deere & Co.	17,665	1,232,664

		3,412,965

MANUFACTURING – 4.19%
3M Co.	31,456	2,727,550
Danaher Corp.	21,655	879,409
General Electric Co.	109,239	1,775,134
Honeywell International Inc.	33,777	1,484,161

Security	Shares	Value
Illinois Tool Works Inc.	19,378	$911,154
Tyco International Ltd.	3,282	120,548

		7,897,956

MEDIA – 1.39%
DIRECTV Class Aa	39,107	1,628,024
News Corp. Class A NVS	21,148	276,193
Thomson Reuters Corp.	5,378	201,836
Time Warner Inc.	10,407	318,975
Viacom Inc. Class B NVS	5,296	191,662

		2,616,690

METAL FABRICATE & HARDWARE – 0.43%
Precision Castparts Corp.	6,293	801,414

		801,414

MINING – 1.82%
Alcoa Inc.	6,567	79,526
Freeport-McMoRan Copper & Gold Inc.	20,710	1,768,427
Newmont Mining Corp.	20,970	1,317,126
Southern Copper Corp.	7,488	262,978

		3,428,057

OIL & GAS – 9.02%
Chevron Corp.	4,715	382,151
ConocoPhillips	25,118	1,442,527
EOG Resources Inc.	11,154	1,036,987
Exxon Mobil Corp.	206,616	12,766,803
Marathon Oil Corp.	8,396	277,907
Occidental Petroleum Corp.	7,306	572,060
Southwestern Energy Co.[a]	15,331	512,669

		16,991,104

OIL & GAS SERVICES – 2.54%
Baker Hughes Inc.	5,203	221,648
Halliburton Co.	40,046	1,324,321
Schlumberger Ltd.	52,602	3,240,809

		4,786,778

PHARMACEUTICALS – 4.33%
Abbott Laboratories	61,380	3,206,491
Allergan Inc.	13,372	889,639
Cardinal Health Inc.	5,525	182,546
Eli Lilly and Co.	10,366	378,670
Express Scripts Inc.[a]	24,141	1,175,667
Gilead Sciences Inc.[a]	37,037	1,318,888

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value
Medco Health Solutions Inc.[a]	19,068	$992,680

		8,144,581

PIPELINES – 0.11%
Williams Companies Inc. (The)	10,671	203,923

		203,923

REAL ESTATE INVESTMENT TRUSTS – 0.73%
Public Storage	5,641	547,403
Simon Property Group Inc.	8,890	824,458

		1,371,861

RETAIL – 10.16%
Best Buy Co. Inc.	15,172	619,473
Costco Wholesale Corp.	19,404	1,251,364
CVS Caremark Corp.	6,711	211,195
Gap Inc. (The)	16,719	311,642
Home Depot Inc. (The)	74,699	2,366,464
Kohl’s Corp.[a]	10,061	530,014
Lowe’s Companies Inc.	48,393	1,078,680
McDonald’s Corp.	47,457	3,536,021
Staples Inc.	32,276	675,214
Starbucks Corp.	32,776	838,410
Target Corp.	32,490	1,736,266
TJX Companies Inc. (The)	17,929	800,171
Wal-Mart Stores Inc.	54,371	2,909,936
Walgreen Co.	39,258	1,315,143
Yum! Brands Inc.	20,566	947,270

		19,127,263

SEMICONDUCTORS – 2.85%
Applied Materials Inc.	59,491	694,855
Broadcom Corp. Class A	21,964	777,306
Intel Corp.	167,886	3,228,448
Texas Instruments Inc.	24,517	665,391

		5,366,000

SOFTWARE – 6.33%
Activision Blizzard Inc.	6,253	67,657
Adobe Systems Inc.[a]	23,135	604,980
Automatic Data Processing Inc.	22,118	929,620
Microsoft Corp.	226,049	5,535,940
Oracle Corp.	168,050	4,512,143
VMware Inc. Class Aa	3,251	276,140

		11,926,480

Security	Shares	Value

TELECOMMUNICATIONS – 5.60%
American Tower Corp. Class Aa	17,744	$909,557
Cisco Systems Inc.[a]	251,940	5,517,486
Corning Inc.	8,637	157,884
Juniper Networks Inc.[a]	23,108	701,328
QUALCOMM Inc.	72,363	3,265,019

		10,551,274

TRANSPORTATION – 1.64%
FedEx Corp.	8,951	765,310
Union Pacific Corp.	2,797	228,795
United Parcel Service Inc. Class B	31,497	2,100,535

		3,094,640

TOTAL COMMON STOCKS
(Cost: $185,188,586)		187,881,544

SHORT-TERM INVESTMENTS – 0.12%

MONEY MARKET FUNDS – 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[b,c]	218,362	218,362

		218,362

TOTAL SHORT-TERM INVESTMENTS
(Cost: $218,362)		218,362

TOTAL INVESTMENTS IN SECURITIES – 99.89%
(Cost: $185,406,948)		188,099,906

Other Assets, Less Liabilities – 0.11%		205,331

NET ASSETS – 100.00%		$188,305,237

NVS – Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.74%

ADVERTISING – 0.06%
Omnicom Group Inc.	2,668	$105,333

		105,333

AEROSPACE & DEFENSE – 1.93%
Boeing Co. (The)	6,455	429,516
General Dynamics Corp.	15,414	968,154
Lockheed Martin Corp.	2,972	211,844
Northrop Grumman Corp.	13,381	811,290
Raytheon Co.	16,934	774,053
United Technologies Corp.	3,597	256,214

		3,451,071

AGRICULTURE – 1.68%
Altria Group Inc.	38,622	927,700
Archer-Daniels-Midland Co.	28,589	912,561
Philip Morris International Inc.	12,996	728,036
Reynolds American Inc.	7,518	446,494

		3,014,791

AUTO PARTS & EQUIPMENT – 0.03%
Johnson Controls Inc.	1,715	52,307

		52,307

BANKS – 9.85%
Bank of America Corp.	446,613	5,855,096
Bank of New York Mellon Corp. (The)	53,999	1,410,994
BB&T Corp.	30,741	740,243
Northern Trust Corp.	6,516	314,332
PNC Financial Services Group Inc. (The)[a]	23,416	1,215,525
State Street Corp.	22,291	839,479
U.S. Bancorp	85,244	1,842,975
Wells Fargo & Co.	216,621	5,443,686

		17,662,330

BEVERAGES – 1.91%
Coca-Cola Co. (The)	23,818	1,393,830
PepsiCo Inc.	30,487	2,025,556

		3,419,386

BIOTECHNOLOGY – 1.76%
Amgen Inc.(b)	42,631	2,349,394
Biogen Idec Inc.[b]	10,742	602,841
Genzyme Corp.[b]	2,852	201,893

		3,154,128

Security	Shares	Value

CHEMICALS – 1.44%
Dow Chemical Co. (The)	51,414	$1,411,829
E.I. du Pont de Nemours and Co.	26,412	1,178,503

		2,590,332

COMMERCIAL SERVICES – 0.24%
McKesson Corp.	6,899	426,220

		426,220

COSMETICS & PERSONAL CARE – 4.19%
Colgate-Palmolive Co.	3,584	275,466
Procter & Gamble Co. (The)	120,506	7,226,745

		7,502,211

DIVERSIFIED FINANCIAL SERVICES – 9.21%
BlackRock Inc.[a]	1,029	175,187
Capital One Financial Corp.	20,278	801,995
Citigroup Inc.[b]	941,737	3,672,774
CME Group Inc.	2,917	759,733
Goldman Sachs Group Inc. (The)	22,917	3,313,340
JPMorgan Chase & Co.	177,110	6,742,578
Morgan Stanley	42,395	1,046,308

		16,511,915

ELECTRIC – 4.87%
American Electric Power Co. Inc.	21,272	770,684
Dominion Resources Inc.	26,589	1,160,876
Duke Energy Corp.	58,567	1,037,222
Entergy Corp.	8,402	643,005
Exelon Corp.	29,409	1,252,235
NextEra Energy Inc.	18,445	1,003,223
PG&E Corp.	16,535	751,020
Public Service Enterprise Group Inc.	22,473	743,407
Southern Co.	36,708	1,367,006

		8,728,678

ELECTRONICS – 0.49%
Thermo Fisher Scientific Inc.[b]	18,245	873,571

		873,571

ENVIRONMENTAL CONTROL – 0.43%
Waste Management Inc.	21,450	766,623

		766,623

FOOD – 1.83%
General Mills Inc.	12,033	439,686
Kellogg Co.	1,227	61,976
Kraft Foods Inc. Class A	71,374	2,202,601

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value
Kroger Co. (The)	26,964	$584,040

		3,288,303

HEALTH CARE – PRODUCTS – 4.20%
Baxter International Inc.	4,463	212,930
Johnson & Johnson	104,358	6,466,022
Medtronic Inc.	11,387	382,375
Zimmer Holdings Inc.[b]	9,082	475,261

		7,536,588

HEALTH CARE – SERVICES – 1.89%
Aetna Inc.	18,832	595,280
UnitedHealth Group Inc.	50,538	1,774,389
WellPoint Inc.[b]	17,836	1,010,231

		3,379,900

HOUSEHOLD PRODUCTS & WARES – 0.14%
Kimberly-Clark Corp.	3,859	251,028

		251,028

INSURANCE – 6.77%
ACE Ltd.	12,759	743,212
Aflac Inc.	1,155	59,725
Allstate Corp. (The)	23,896	753,919
Berkshire Hathaway Inc. Class Bb	76,989	6,365,450
Chubb Corp.	14,523	827,666
Loews Corp.	13,935	528,136
MetLife Inc.	19,957	767,347
Prudential Financial Inc.	20,659	1,119,305
Travelers Companies Inc. (The)	18,531	965,465

		12,130,225

INTERNET – 0.99%
eBay Inc.[b]	31,672	772,797
Symantec Corp.[b]	32,418	491,781
Yahoo! Inc.[b]	35,426	501,986

		1,766,564

IRON & STEEL – 0.17%
Nucor Corp.	8,063	308,007

		308,007

LEISURE TIME – 0.26%
Carnival Corp.	12,266	468,684

		468,684

MACHINERY – 0.04%
Deere & Co.	1,068	74,525

		74,525

Security	Shares	Value
MANUFACTURING – 3.75%
Danaher Corp.	1,767	$71,758
General Electric Co.	365,001	5,931,266
Tyco International Ltd.	19,392	712,268

		6,715,292

MEDIA – 5.30%
Comcast Corp. Class A	125,169	2,263,055
News Corp. Class A NVS	80,392	1,049,920
Thomson Reuters Corp.	11,321	424,877
Time Warner Cable Inc.	15,752	850,450
Time Warner Inc.	40,287	1,234,797
Viacom Inc. Class B NVS	21,670	784,237
Walt Disney Co. (The)	87,187	2,886,762

		9,494,098

MINING – 0.26%
Alcoa Inc.	39,093	473,416

		473,416

OIL & GAS – 10.55%
Anadarko Petroleum Corp.	22,021	1,256,298
Apache Corp.	16,195	1,583,223
Chesapeake Energy Corp.	28,927	655,197
Chevron Corp.	84,675	6,862,909
ConocoPhillips	40,865	2,346,877
Devon Energy Corp.	19,931	1,290,333
Exxon Mobil Corp.	18,418	1,138,048
Hess Corp.	12,943	765,190
Marathon Oil Corp.	23,090	764,279
Occidental Petroleum Corp.	28,800	2,255,040

		18,917,394

OIL & GAS SERVICES – 1.06%
Baker Hughes Inc.	13,800	587,880
National Oilwell Varco Inc.	18,619	827,987
Schlumberger Ltd.	7,740	476,861

		1,892,728

PHARMACEUTICALS – 8.55%
Abbott Laboratories	6,764	353,351
Bristol-Myers Squibb Co.	76,507	2,074,105
Cardinal Health Inc.	10,637	351,446
Eli Lilly and Co.	34,865	1,273,618
Merck & Co. Inc.	138,808	5,109,523

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value
Pfizer Inc.	359,062	$6,165,095

		15,327,138

PIPELINES – 0.16%
Williams Companies Inc. (The)	15,378	293,874

		293,874

REAL ESTATE INVESTMENT TRUSTS – 0.24%
Public Storage	582	56,477
Simon Property Group Inc.	4,037	374,392

		430,869

RETAIL – 2.41%
CVS Caremark Corp.	53,762	1,691,890
Gap Inc. (The)	2,067	38,529
Kohl’s Corp.[b]	3,584	188,805
Lowe’s Companies Inc.	15,393	343,110
Wal-Mart Stores Inc.	35,944	1,923,723
Walgreen Co.	3,914	131,119

		4,317,176

SEMICONDUCTORS – 1.29%
Intel Corp.	78,416	1,507,940
Texas Instruments Inc.	29,704	806,166

		2,314,106

SOFTWARE – 1.64%
Activision Blizzard Inc.	16,932	183,204
Microsoft Corp.	112,863	2,764,015

		2,947,219

TELECOMMUNICATIONS – 7.93%
AT&T Inc.	263,037	7,522,858
Corning Inc.	60,754	1,110,583
Motorola Inc.[b]	103,292	881,081
Sprint Nextel Corp.[b]	131,315	607,988
Verizon Communications Inc.	125,833	4,100,898

		14,223,408

TRANSPORTATION – 2.22%
CSX Corp.	17,308	957,479
FedEx Corp.	4,961	424,165
Norfolk Southern Corp.	16,455	979,237
Union Pacific Corp.	19,682	1,609,988

		3,970,869

TOTAL COMMON STOCKS
(Cost: $182,064,781)		178,780,307

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.13%

MONEY MARKET FUNDS – 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[a,c]	231,961	$231,961

		231,961

TOTAL SHORT-TERM INVESTMENTS
(Cost: $231,961)		231,961

TOTAL INVESTMENTS IN SECURITIES – 99.87%
(Cost: $182,296,742)		179,012,268

Other Assets, Less Liabilities – 0.13%		228,903

NET ASSETS – 100.00%		$179,241,171

NVS – Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$9,111,931	0.16%

		9,111,931	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	357,804	23,808,278	0.43
United Technologies Corp.	439,820	31,328,379	0.56
Other securities[a]		55,027,900	0.99

		110,164,557	1.98

AGRICULTURE
Altria Group Inc.	981,661	23,579,497	0.42
Philip Morris International Inc.	872,892	48,899,410	0.88
Other securities[a]		36,520,584	0.66

		108,999,491	1.96

AIRLINES
Other securities[a]		14,201,494	0.25

		14,201,494	0.25

APPAREL
Other securities[a]		29,501,917	0.53

		29,501,917	0.53

AUTO MANUFACTURERS
Other securities[a]		30,292,568	0.54

		30,292,568	0.54

AUTO PARTS & EQUIPMENT
Other securities[a]		21,278,208	0.38

		21,278,208	0.38

BANKS
Bank of America Corp.	4,729,194	61,999,733	1.11
PNC Financial Services Group Inc. (The)[b]	247,950	12,871,085	0.23
U.S. Bancorp	903,583	19,535,464	0.35
Wells Fargo & Co.	2,293,785	57,642,817	1.04
Other securities[a]		82,924,428	1.49

		234,973,527	4.22

BEVERAGES
Coca-Cola Co. (The)	992,838	58,100,880	1.04
PepsiCo Inc.	760,200	50,507,688	0.91

Security	Shares	Value	% of Net Assets
Other securities[a]		$19,397,511	0.35%

		128,006,079	2.30

BIOTECHNOLOGY
Amgen Inc.[c]	451,555	24,885,196	0.45
Other securities[a]		47,570,355	0.85

		72,455,551	1.30

BUILDING MATERIALS
Other securities[a]		7,117,328	0.13

		7,117,328	0.13

CHEMICALS
Other securities[a]		106,432,271	1.91

		106,432,271	1.91

COAL
Other securities[a]		18,093,264	0.32

		18,093,264	0.32

COMMERCIAL SERVICES
Other securities[a]		86,705,799	1.56

		86,705,799	1.56

COMPUTERS
Apple Inc.[c]	428,914	121,704,347	2.19
EMC Corp.[c]	968,967	19,679,720	0.35
Hewlett-Packard Co.	1,105,393	46,503,883	0.84
International Business Machines Corp.	604,436	81,079,045	1.46
Other securities[a]		69,200,452	1.23

		338,167,447	6.07

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	1,357,488	81,408,555	1.46
Other securities[a]		29,052,507	0.52

		110,461,062	1.98

DISTRIBUTION & WHOLESALE
Other securities[a]		15,199,606	0.27

		15,199,606	0.27

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	494,329	20,776,648	0.37
BlackRock Inc.[b]	16,374	2,787,673	0.05
Citigroup Inc.[c]	9,971,909	38,890,445	0.70
Goldman Sachs Group Inc. (The)	242,636	35,080,313	0.63

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
JPMorgan Chase & Co.	1,875,403	$71,396,592	1.28%
Other securities[a]		101,051,244	1.82

		269,982,915	4.85

ELECTRIC
Other securities[a]		184,024,706	3.30

		184,024,706	3.30

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		27,378,207	0.49

		27,378,207	0.49

ELECTRONICS
Other securities[a]		42,240,604	0.76

		42,240,604	0.76

ENERGY – ALTERNATE SOURCES
Other securities[a]		4,813,671	0.09

		4,813,671	0.09

ENGINEERING & CONSTRUCTION
Other securities[a]		15,050,479	0.27

		15,050,479	0.27

ENTERTAINMENT
Other securities[a]		6,443,366	0.12

		6,443,366	0.12

ENVIRONMENTAL CONTROL
Other securities[a]		18,574,824	0.33

		18,574,824	0.33

FOOD
Kraft Foods Inc. Class A	756,071	23,332,351	0.42
Other securities[a]		78,619,614	1.41

		101,951,965	1.83

FOREST PRODUCTS & PAPER
Other securities[a]		17,244,828	0.31

		17,244,828	0.31

GAS
Other securities[a]		18,452,794	0.33

		18,452,794	0.33

HAND & MACHINE TOOLS
Other securities[a]		9,310,387	0.17

		9,310,387	0.17

HEALTH CARE – PRODUCTS
Johnson & Johnson	1,300,038	80,550,355	1.45

Security	Shares	Value	% of Net Assets
Other securities[a]		$116,185,438	2.08%

		196,735,793	3.53

HEALTH CARE – SERVICES
Other securities[a]		63,766,458	1.14

		63,766,458	1.14

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		2,171,174	0.04

		2,171,174	0.04

HOME BUILDERS
Other securities[a]		8,558,336	0.15

		8,558,336	0.15

HOME FURNISHINGS
Other securities[a]		5,011,445	0.09

		5,011,445	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		29,930,470	0.54

		29,930,470	0.54

HOUSEWARES
Other securities[a]		3,220,642	0.06

		3,220,642	0.06

INSURANCE
Berkshire Hathaway Inc. Class Bc	815,237	67,403,795	1.21
Other securities[a]		170,691,985	3.07

		238,095,780	4.28

INTERNET
Amazon.com Inc.[c]	164,892	25,897,938	0.47
Google Inc. Class Ac	114,842	60,382,775	1.08
Other securities[a]		65,931,034	1.18

		152,211,747	2.73

INVESTMENT COMPANIES
Other securities[a]		1,412,522	0.03

		1,412,522	0.03

IRON & STEEL
Other securities[a]		19,687,330	0.35

		19,687,330	0.35

LEISURE TIME
Other securities[a]		14,025,027	0.25

		14,025,027	0.25

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
LODGING
Other securities[a]		$22,610,950	0.41%

		22,610,950	0.41

MACHINERY
Caterpillar Inc.	296,122	23,298,879	0.42
Other securities[a]		46,251,702	0.83

		69,550,581	1.25

MANUFACTURING
3M Co.	336,102	29,143,404	0.52
General Electric Co.	5,032,502	81,778,158	1.47
Other securities[a]		94,660,034	1.70

		205,581,596	3.69

MEDIA
Comcast Corp. Class A	1,326,035	23,974,713	0.43
Walt Disney Co. (The)	923,209	30,567,450	0.55
Other securities[a]		110,410,968	1.98

		164,953,131	2.96

METAL FABRICATE & HARDWARE
Other securities[a]		11,643,759	0.21

		11,643,759	0.21

MINING
Other securities[a]		47,103,521	0.85

		47,103,521	0.85

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		8,822,130	0.16

		8,822,130	0.16

OIL & GAS
Chevron Corp.	946,789	76,737,248	1.38
ConocoPhillips	701,528	40,288,753	0.72
Exxon Mobil Corp.	2,402,347	148,441,021	2.67
Occidental Petroleum Corp.	382,840	29,976,372	0.54
Other securities[a]		164,173,498	2.94

		459,616,892	8.25

OIL & GAS SERVICES
Schlumberger Ltd.	643,868	39,668,707	0.71
Other securities[a]		55,798,427	1.00

		95,467,134	1.71

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$15,983,234	0.29%

		15,983,234	0.29

PHARMACEUTICALS
Abbott Laboratories	727,581	38,008,831	0.68
Bristol-Myers Squibb Co.	810,601	21,975,393	0.39
Merck & Co. Inc.	1,469,857	54,105,436	0.97
Pfizer Inc.	3,802,110	65,282,229	1.17
Other securities[a]		114,741,064	2.07

		294,112,953	5.28

PIPELINES
Other securities[a]		19,956,846	0.36

		19,956,846	0.36

REAL ESTATE
Other securities[a]		6,015,079	0.11

		6,015,079	0.11

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		113,335,986	2.04

		113,335,986	2.04

RETAIL
CVS Caremark Corp.	641,469	20,187,029	0.36
Home Depot Inc. (The)	798,187	25,286,564	0.45
McDonald’s Corp.	507,086	37,782,978	0.68
Wal-Mart Stores Inc.	961,891	51,480,406	0.92
Other securities[a]		194,311,419	3.50

		329,048,396	5.91

SAVINGS & LOANS
Other securities[a]		10,894,776	0.20

		10,894,776	0.20

SEMICONDUCTORS
Intel Corp.	2,622,656	50,433,675	0.91
Other securities[a]		94,718,729	1.70

		145,152,404	2.61

SOFTWARE
Microsoft Corp.	3,610,454	88,420,018	1.59
Oracle Corp.	1,795,660	48,213,471	0.87
Other securities[a]		89,751,298	1.60

		226,384,787	4.06

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	2,785,306	$79,659,752	1.43%
Cisco Systems Inc.[c]	2,692,046	58,955,807	1.06
QUALCOMM Inc.	773,222	34,887,777	0.63
Verizon Communications Inc.	1,332,441	43,424,252	0.78
Other securities[a]		97,811,063	1.75

		314,738,651	5.65

TEXTILES
Other securities[a]		3,126,980	0.06

		3,126,980	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		6,770,293	0.12

		6,770,293	0.12

TRANSPORTATION
United Parcel Service Inc. Class B	336,638	22,450,388	0.40
Other securities[a]		72,540,180	1.31

		94,990,568	1.71

TRUCKING & LEASING
Other securities[a]		644,864	0.01

		644,864	0.01

WATER
Other securities[a]		3,232,724	0.06

		3,232,724	0.06

TOTAL COMMON STOCKS
(Cost: $6,362,996,201)		5,561,195,805	99.86

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[b,d,e]	90,571,311	90,571,311	1.62
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[b,d,e]	18,357,891	18,357,891	0.33

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[b,d]	6,564,576	$6,564,576	0.12%

		115,493,778	2.07

TOTAL SHORT-TERM INVESTMENTS
(Cost: $115,493,778)		115,493,778	2.07

TOTAL INVESTMENTS IN SECURITIES
(Cost: $6,478,489,979)		5,676,689,583	101.93

Other Assets, Less Liabilities		(107,736,735)	(1.93)

NET ASSETS		$5,568,952,848	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$27,516,177	0.25%

		27,516,177	0.25

AEROSPACE & DEFENSE
Boeing Co. (The)	1,123,593	74,763,879	0.69
United Technologies Corp.	1,559,111	111,055,476	1.03
Other securities[a]		55,515,175	0.51

		241,334,530	2.23

AGRICULTURE
Altria Group Inc.	2,219,609	53,315,008	0.49
Monsanto Co.	997,579	47,813,962	0.44
Philip Morris International Inc.	2,849,941	159,653,695	1.48

		260,782,665	2.41

AIRLINES
Other securities[a]		34,216,020	0.32

		34,216,020	0.32

APPAREL
Nike Inc. Class B	657,980	52,730,517	0.49
Other securities[a]		48,712,999	0.45

		101,443,516	0.94

AUTO MANUFACTURERS
Ford Motor Co.[b,c]	6,094,855	74,601,025	0.69
Other securities[a]		42,717,220	0.39

		117,318,245	1.08

AUTO PARTS & EQUIPMENT
Other securities[a]		65,307,404	0.60

		65,307,404	0.60

BANKS
Other securities[a]		9,718,743	0.09

		9,718,743	0.09

BEVERAGES
Coca-Cola Co. (The)	2,871,975	168,067,977	1.55
PepsiCo Inc.	1,695,257	112,632,875	1.04
Other securities[a]		36,007,763	0.33

		316,708,615	2.92

BIOTECHNOLOGY
Celgene Corp.[b]	842,699	48,547,889	0.45

Security	Shares	Value	% of Net Assets
Other securities[a]		$91,410,803	0.84%

		139,958,692	1.29

BUILDING MATERIALS
Other securities[a]		17,919,491	0.17

		17,919,491	0.17

CHEMICALS
Praxair Inc.	559,368	50,488,556	0.47
Other securities[a]		188,340,747	1.73

		238,829,303	2.20

COAL
Other securities[a]		20,182,168	0.19

		20,182,168	0.19

COMMERCIAL SERVICES
Visa Inc. Class A	853,338	63,368,880	0.59
Other securities[a]		200,204,822	1.84

		263,573,702	2.43

COMPUTERS
Accenture PLC Class A	1,117,822	47,496,257	0.44
Apple Inc.[b]	1,663,231	471,941,796	4.36
EMC Corp.[b]	3,756,691	76,298,394	0.70
Hewlett-Packard Co.	4,286,245	180,322,327	1.66
International Business Machines Corp.	2,343,901	314,410,880	2.90
Other securities[a]		175,689,076	1.63

		1,266,158,730	11.69

COSMETICS & PERSONAL CARE
Colgate- Palmolive Co.	750,366	57,673,131	0.53
Other securities[a]		58,088,289	0.54

		115,761,420	1.07

DISTRIBUTION & WHOLESALE
Other securities[a]		33,039,568	0.31

		33,039,568	0.31

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,916,555	80,552,807	0.74
BlackRock Inc.[d]	21,609	3,678,932	0.03
Other securities[a]		164,953,820	1.53

		249,185,559	2.30

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$9,330,185	0.09%

		9,330,185	0.09

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	1,376,424	72,482,488	0.67
Other securities[a]		13,422,757	0.12

		85,905,245	0.79

ELECTRONICS
Other securities[a]		96,916,468	0.89

		96,916,468	0.89

ENERGY – ALTERNATE SOURCES
Other securities[a]		15,152,605	0.14

		15,152,605	0.14

ENGINEERING & CONSTRUCTION
Other securities[a]		17,938,510	0.17

		17,938,510	0.17

ENTERTAINMENT
Other securities[a]		17,425,648	0.16

		17,425,648	0.16

ENVIRONMENTAL CONTROL
Other securities[a]		26,606,815	0.25

		26,606,815	0.25

FOOD
Other securities[a]		135,398,736	1.25

		135,398,736	1.25

FOREST PRODUCTS & PAPER
Other securities[a]		20,884,640	0.19

		20,884,640	0.19

HAND & MACHINE TOOLS
Other securities[a]		11,431,080	0.11

		11,431,080	0.11

HEALTH CARE – PRODUCTS
Medtronic Inc.	1,548,704	52,005,480	0.48
Other securities[a]		353,378,375	3.26

		405,383,855	3.74

HEALTH CARE – SERVICES
Other securities[a]		65,263,447	0.60

		65,263,447	0.60

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$8,956,622	0.08%

		8,956,622	0.08

HOME FURNISHINGS
Other securities[a]		10,919,272	0.10

		10,919,272	0.10

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		80,483,283	0.74

		80,483,283	0.74

HOUSEWARES
Other securities[a]		3,215,850	0.03

		3,215,850	0.03

INSURANCE
Other securities[a]		101,473,060	0.94

		101,473,060	0.94

INTERNET
Amazon.com Inc.[b]	639,698	100,470,968	0.93
Google Inc. Class Ab	445,324	234,146,906	2.16
Other securities[a]		154,338,184	1.42

		488,956,058	4.51

IRON & STEEL
Other securities[a]		40,005,045	0.37

		40,005,045	0.37

LEISURE TIME
Other securities[a]		30,620,953	0.28

		30,620,953	0.28

LODGING
Other securities[a]		69,241,041	0.64

		69,241,041	0.64

MACHINERY
Caterpillar Inc.	1,147,590	90,292,381	0.83
Deere & Co.	733,214	51,163,673	0.47
Other securities[a]		103,897,445	0.97

		245,353,499	2.27

MANUFACTURING
3M Co.	1,303,565	113,032,121	1.04
General Electric Co.	4,526,665	73,558,306	0.68
Honeywell International Inc.	1,400,391	61,533,181	0.57

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
Other securities[a]		$159,158,244	1.47%

		407,281,852	3.76

MEDIA
DIRECTV Class Ab	1,620,954	67,480,315	0.62
Other securities[a]		93,489,211	0.87

		160,969,526	1.49

METAL FABRICATE & HARDWARE
Other securities[a]		40,491,933	0.37

		40,491,933	0.37

MINING
Freeport-McMoRan Copper & Gold Inc.	858,932	73,344,203	0.68
Newmont Mining Corp.	869,644	54,622,340	0.50
Other securities[a]		22,602,850	0.21

		150,569,393	1.39

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		5,807,000	0.05

		5,807,000	0.05

OIL & GAS
ConocoPhillips	1,041,904	59,836,547	0.55
Exxon Mobil Corp.	8,561,227	528,998,216	4.88
Other securities[a]		210,199,700	1.95

		799,034,463	7.38

OIL & GAS SERVICES
Halliburton Co.	1,659,957	54,894,778	0.51
Schlumberger Ltd.	2,179,443	134,275,483	1.24
Other securities[a]		57,606,061	0.53

		246,776,322	2.28

PACKAGING & CONTAINERS
Other securities[a]		20,488,089	0.19

		20,488,089	0.19

PHARMACEUTICALS
Abbott Laboratories	2,544,688	132,934,501	1.23
Express Scripts Inc.[b]	1,002,146	48,804,510	0.45
Gilead Sciences Inc.[b]	1,532,618	54,576,527	0.50
Other securities[a]		199,475,855	1.84

		435,791,393	4.02

Security	Shares	Value	% of Net Assets
PIPELINES
Other securities[a]		$11,381,780	0.11%

		11,381,780	0.11

REAL ESTATE
Other securities[a]		19,987,884	0.18

		19,987,884	0.18

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		91,660,717	0.85

		91,660,717	0.85

RETAIL
Costco Wholesale Corp.	805,355	51,937,344	0.48
Home Depot Inc. (The)	3,096,397	98,093,857	0.91
McDonald’s Corp.	1,966,246	146,504,989	1.35
Target Corp.	1,345,903	71,925,056	0.66
Wal-Mart Stores Inc.	2,252,965	120,578,687	1.11
Walgreen Co.	1,629,431	54,585,938	0.50
Other securities[a]		490,173,688	4.53

		1,033,799,559	9.54

SAVINGS & LOANS
Other securities[a]		991,842	0.01

		991,842	0.01

SEMICONDUCTORS
Intel Corp.	6,955,786	133,759,765	1.23
Other securities[a]		288,041,601	2.66

		421,801,366	3.89

SOFTWARE
Microsoft Corp.	9,366,056	229,374,711	2.12
Oracle Corp.	6,962,819	186,951,690	1.73
Other securities[a]		308,537,170	2.84

		724,863,571	6.69

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	10,438,744	228,608,494	2.11
QUALCOMM Inc.	2,998,094	135,274,001	1.25
Other securities[a]		168,020,653	1.55

		531,903,148	4.91

TEXTILES
Other securities[a]		652,552	0.01

		652,552	0.01

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
TOYS, GAMES & HOBBIES
Other securities[a]		$19,643,692	0.18%

		19,643,692	0.18

TRANSPORTATION
United Parcel Service Inc. Class B	1,304,670	87,008,442	0.80
Other securities[a]		101,222,593	0.94

		188,231,035	1.74

TRUCKING & LEASING
Other securities[a]		713,795	0.01

		713,795	0.01

TOTAL COMMON STOCKS
(Cost: $10,534,115,360)		10,818,657,377	99.88

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[d,e,f]	237,702,135	237,702,135	2.19
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[d,e,f]	48,179,824	48,179,824	0.45
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[d,e]	12,601,917	12,601,917	0.12

		298,483,876	2.76

TOTAL SHORT-TERM INVESTMENTS
(Cost: $298,483,876)		298,483,876	2.76

TOTAL INVESTMENTS IN SECURITIES
(Cost: $10,832,599,236)		11,117,141,253	102.64

Other Assets, Less Liabilities		(285,760,775)	(2.64)

NET ASSETS		$10,831,380,478	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$6,393,316	0.07%

		6,393,316	0.07

AEROSPACE & DEFENSE
Other securities[a]		151,058,167	1.73

		151,058,167	1.73

AGRICULTURE
Other securities[a]		131,650,596	1.50

		131,650,596	1.50

AIRLINES
Other securities[a]		17,002,259	0.19

		17,002,259	0.19

APPAREL
Other securities[a]		10,601,062	0.12

		10,601,062	0.12

AUTO MANUFACTURERS
Other securities[a]		140,488	0.00

		140,488	0.00

AUTO PARTS & EQUIPMENT
Other securities[a]		14,067,924	0.16

		14,067,924	0.16

BANKS
Bank of America Corp.	14,923,766	195,650,572	2.23
Bank of New York Mellon Corp. (The)	1,803,196	47,117,511	0.54
PNC Financial Services Group Inc. (The)[b]	782,071	40,597,306	0.46
U.S. Bancorp	2,849,509	61,606,385	0.70
Wells Fargo & Co.	7,238,490	181,903,254	2.08
Other securities[a]		206,776,608	2.37

		733,651,636	8.38

BEVERAGES
Coca-Cola Co. (The)	795,362	46,544,584	0.53
PepsiCo Inc.	1,018,863	67,693,258	0.77
Other securities[a]		31,790,439	0.37

		146,028,281	1.67

BIOTECHNOLOGY
Amgen Inc.[c]	1,425,774	78,574,405	0.90

Security	Shares	Value	% of Net Assets
Other securities[a]		$36,182,685	0.41%

		114,757,090	1.31

BUILDING MATERIALS
Other securities[a]		8,045,403	0.09

		8,045,403	0.09

CHEMICALS
Dow Chemical Co. (The)	1,716,905	47,146,211	0.54
E.I. du Pont de Nemours and Co.	882,291	39,367,824	0.45
Other securities[a]		54,967,816	0.63

		141,481,851	1.62

COAL
Other securities[a]		40,744,578	0.47

		40,744,578	0.47

COMMERCIAL SERVICES
Other securities[a]		58,934,419	0.67

		58,934,419	0.67

COMPUTERS
Other securities[a]		36,794,495	0.42

		36,794,495	0.42

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	4,026,737	241,483,418	2.76
Other securities[a]		12,902,670	0.14

		254,386,088	2.90

DISTRIBUTION & WHOLESALE
Other securities[a]		20,957,957	0.24

		20,957,957	0.24

DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[b]	33,910	5,773,177	0.07
Citigroup Inc.[c]	31,470,734	122,735,863	1.40
Goldman Sachs Group Inc. (The)	765,881	110,731,075	1.26
JPMorgan Chase & Co.	5,918,185	225,305,303	2.57
Morgan Stanley	1,417,316	34,979,359	0.40
Other securities[a]		149,612,572	1.71

		649,137,349	7.41

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ELECTRIC
Dominion Resources Inc.	886,154	$38,689,484	0.44%
Duke Energy Corp.	1,952,310	34,575,410	0.39
Exelon Corp.	982,066	41,816,370	0.48
NextEra Energy Inc.	616,525	33,532,795	0.38
Southern Co.	1,225,785	45,648,233	0.52
Other securities[a]		378,911,040	4.33

		573,173,332	6.54

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		16,377,330	0.19

		16,377,330	0.19

ELECTRONICS
Other securities[a]		54,177,949	0.62

		54,177,949	0.62

ENERGY – ALTERNATE SOURCES
Other securities[a]		2,904,253	0.03

		2,904,253	0.03

ENGINEERING & CONSTRUCTION
Other securities[a]		32,959,262	0.38

		32,959,262	0.38

ENTERTAINMENT
Other securities[a]		6,305,198	0.07

		6,305,198	0.07

ENVIRONMENTAL CONTROL
Other securities[a]		36,976,721	0.42

		36,976,721	0.42

FOOD
Kraft Foods Inc. Class A	2,387,536	73,679,361	0.84
Other securities[a]		137,878,859	1.58

		211,558,220	2.42

FOREST PRODUCTS & PAPER
Other securities[a]		37,562,159	0.43

		37,562,159	0.43

GAS
Other securities[a]		58,509,476	0.67

		58,509,476	0.67

Security	Shares	Value	% of Net Assets
HAND & MACHINE TOOLS
Other securities[a]		$20,071,818	0.23%

		20,071,818	0.23

HEALTH CARE – PRODUCTS
Johnson & Johnson	3,487,168	216,064,929	2.47
Other securities[a]		74,762,205	0.85

		290,827,134	3.32

HEALTH CARE – SERVICES
UnitedHealth Group Inc.	1,689,729	59,326,385	0.68
WellPoint Inc.[c]	594,325	33,662,568	0.38
Other securities[a]		55,169,042	0.63

		148,157,995	1.69

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		6,816,307	0.08

		6,816,307	0.08

HOME BUILDERS
Other securities[a]		19,653,607	0.22

		19,653,607	0.22

HOME FURNISHINGS
Other securities[a]		6,995,314	0.08

		6,995,314	0.08

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		28,908,056	0.33

		28,908,056	0.33

HOUSEWARES
Other securities[a]		7,344,203	0.08

		7,344,203	0.08

INSURANCE
Berkshire Hathaway Inc. Class Bc	2,572,585	212,701,328	2.43
Prudential Financial Inc.	690,028	37,385,717	0.43
Other securities[a]		418,625,535	4.78

		668,712,580	7.64
INTERNET
Other securities[a]		82,238,590	0.94

		82,238,590	0.94

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
INVESTMENT COMPANIES
Other securities[a]		$4,426,352	0.05%

		4,426,352	0.05

IRON & STEEL
Other securities[a]		29,673,837	0.34

		29,673,837	0.34

LEISURE TIME
Other securities[a]		19,289,253	0.22

		19,289,253	0.22

LODGING
Other securities[a]		14,998,019	0.17

		14,998,019	0.17

MACHINERY
Other securities[a]		20,142,944	0.23

		20,142,944	0.23

MANUFACTURING
General Electric Co.	12,196,645	198,195,481	2.26
Other securities[a]		118,908,529	1.36

		317,104,010	3.62

MEDIA
Comcast Corp. Class A	4,187,221	75,704,956	0.86
News Corp. Class A NVS	2,687,452	35,098,123	0.40
Time Warner Inc.	1,345,330	41,234,365	0.47
Walt Disney Co. (The)	2,914,294	96,492,274	1.10
Other securities[a]		140,950,345	1.62

		389,480,063	4.45

METAL FABRICATE & HARDWARE
Other securities[a]		3,758,178	0.04

		3,758,178	0.04

MINING
Other securities[a]		26,143,960	0.30

		26,143,960	0.30

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		23,152,151	0.26

		23,152,151	0.26

OIL & GAS
Anadarko Petroleum Corp.	735,526	41,961,758	0.48
Apache Corp.	541,493	52,936,356	0.60

Security	Shares	Value	% of Net Assets
Chevron Corp.	2,829,440	$229,326,112	2.62%
ConocoPhillips	1,366,771	78,493,659	0.90
Devon Energy Corp.	664,394	43,012,868	0.49
Exxon Mobil Corp.	613,749	37,923,551	0.43
Occidental Petroleum Corp.	963,511	75,442,911	0.86
Other securities[a]		241,109,179	2.76

		800,206,394	9.14

OIL & GAS SERVICES
Other securities[a]		100,405,173	1.15

		100,405,173	1.15

PACKAGING & CONTAINERS
Other securities[a]		33,948,427	0.39

		33,948,427	0.39

PHARMACEUTICALS
Bristol-Myers Squibb Co.	2,559,952	69,400,299	0.79
Eli Lilly and Co.	1,164,273	42,530,893	0.49
Merck & Co. Inc.	4,638,342	170,737,369	1.95
Pfizer Inc.	11,998,153	206,008,287	2.35
Other securities[a]		84,825,342	0.97

		573,502,190	6.55

PIPELINES
Other securities[a]		53,785,120	0.61

		53,785,120	0.61

REAL ESTATE
Other securities[a]		2,796,070	0.03

		2,796,070	0.03

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		283,221,962	3.23

		283,221,962	3.23

RETAIL
CVS Caremark Corp.	1,798,500	56,598,795	0.65
Wal-Mart Stores Inc.	1,201,246	64,290,686	0.73
Other securities[a]		76,048,443	0.87

		196,937,924	2.25

SAVINGS & LOANS
Other securities[a]		33,629,776	0.38

		33,629,776	0.38

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Intel Corp.	2,613,781	$50,263,009	0.57%
Other securities[a]		64,368,283	0.74

		114,631,292	1.31

SOFTWARE
Microsoft Corp.	3,772,693	92,393,252	1.05
Other securities[a]		32,103,536	0.37

		124,496,788	1.42

TELECOMMUNICATIONS
AT&T Inc.	8,789,433	251,377,784	2.87
Corning Inc.	2,030,390	37,115,529	0.42
Verizon Communications Inc.	4,204,748	137,032,737	1.56
Other securities[a]		135,163,332	1.55

		560,689,382	6.40

TEXTILES
Other securities[a]		9,374,407	0.11

		9,374,407	0.11

TOYS, GAMES & HOBBIES
Other securities[a]		5,314,136	0.06

		5,314,136	0.06

TRANSPORTATION
Norfolk Southern Corp.	550,194	32,742,045	0.37
Union Pacific Corp.	658,345	53,852,621	0.61
Other securities[a]		60,044,434	0.69

		146,639,100	1.67

TRUCKING & LEASING
Other securities[a]		1,420,466	0.02

		1,420,466	0.02

WATER
Other securities[a]		10,132,475	0.12

		10,132,475	0.12

TOTAL COMMON STOCKS
(Cost: $9,744,335,345)		8,745,362,312	99.85

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash
Funds: Institutional,
SL Agency Shares
0.31%[b,d,e]	118,726,090	$118,726,090	1.36%
BlackRock Cash
Funds: Prime,
SL Agency Shares
0.29%[b,d,e]	24,064,580	24,064,580	0.27
BlackRock Cash
Funds: Treasury,
SL Agency Shares
0.13%[b,d]	10,999,025	10,999,025	0.13

		153,789,695	1.76

TOTAL SHORT-TERM INVESTMENTS
(Cost: $153,789,695)		153,789,695	1.76

TOTAL INVESTMENTS IN SECURITIES
(Cost: $9,898,125,040)		8,899,152,007	101.61

Other Assets, Less Liabilities		(140,610,290)	(1.61)

NET ASSETS		$8,758,541,717	100.00%

NVS – Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$10,741,809	0.08%

		10,741,809	0.08

AEROSPACE & DEFENSE
Other securities[a]		159,611,461	1.21

		159,611,461	1.21

AGRICULTURE
Other securities[a]		47,363,055	0.36

		47,363,055	0.36

AIRLINES
Alaska Air Group Inc.[b]	458,728	23,408,890	0.18
Other securities[a]		80,056,657	0.61

		103,465,547	0.79

APPAREL
Deckers Outdoor Corp.[b]	496,312	24,795,748	0.19
Warnaco Group Inc. (The)[b]	569,645	29,125,949	0.22
Other securities[a]		210,665,854	1.60

		264,587,551	2.01

AUTO MANUFACTURERS
Other securities[a]		11,593,834	0.09

		11,593,834	0.09

AUTO PARTS & EQUIPMENT
Other securities[a]		140,985,988	1.07

		140,985,988	1.07

BANKS
FirstMerit Corp.	1,380,964	25,299,260	0.19
Other securities[a]		730,829,946	5.55

		756,129,206	5.74

BEVERAGES
Other securities[a]		18,782,359	0.14

		18,782,359	0.14

BIOTECHNOLOGY
Other securities[a]		273,703,448	2.08

		273,703,448	2.08

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$74,578,432	0.57%

		74,578,432	0.57

CHEMICALS
Solutia Inc.[b]	1,556,707	24,938,446	0.19
W.R. Grace & Co.[b]	932,354	26,049,971	0.20
Other securities[a]		241,445,577	1.83

		292,433,994	2.22

COAL
Other securities[a]		36,430,787	0.28

		36,430,787	0.28

COMMERCIAL SERVICES
Sotheby’s	859,845	31,659,493	0.24
Other securities[a]		755,490,966	5.74

		787,150,459	5.98

COMPUTERS
Jack Henry & Associates Inc.	1,094,006	27,897,153	0.21
Riverbed Technology Inc.[b,c]	808,814	36,865,742	0.28
Other securities[a]		295,149,206	2.24

		359,912,101	2.73

COSMETICS & PERSONAL CARE
Other securities[a]		11,165,809	0.09

		11,165,809	0.09

DISTRIBUTION & WHOLESALE
Other securities[a]		121,235,414	0.92

		121,235,414	0.92

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		226,525,954	1.72

		226,525,954	1.72

ELECTRIC
Other securities[a]		246,261,929	1.87

		246,261,929	1.87

ELECTRICAL COMPONENTS & EQUIPMENT
GrafTech International Ltd.[b]	1,544,543	24,141,207	0.18
Other securities[a]		133,840,016	1.02

		157,981,223	1.20

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ELECTRONICS
Woodward Governor Co.	781,769	$25,344,951	0.19%
Other securities[a]		308,669,661	2.35

		334,014,612	2.54

ENERGY – ALTERNATE SOURCES
Other securities[a]		30,169,732	0.23

		30,169,732	0.23

ENGINEERING & CONSTRUCTION
Other securities[a]		77,584,483	0.59

		77,584,483	0.59

ENTERTAINMENT
Other securities[a]		90,141,502	0.68

		90,141,502	0.68

ENVIRONMENTAL CONTROL
Other securities[a]		85,975,806	0.65

		85,975,806	0.65

FOOD
Other securities[a]		209,421,725	1.59

		209,421,725	1.59

FOREST PRODUCTS & PAPER
Rock-Tenn Co. Class A	499,107	24,860,520	0.19
Other securities[a]		98,191,806	0.74

		123,052,326	0.93

GAS
Nicor Inc.	580,639	26,604,879	0.20
Piedmont Natural Gas Co.	919,700	26,671,300	0.20
WGL Holdings Inc.	649,548	24,539,923	0.19
Other securities[a]		89,737,483	0.68

		167,553,585	1.27

HAND & MACHINE TOOLS
Baldor Electric Co.	600,597	24,264,119	0.18
Other securities[a]		11,478,543	0.09

		35,742,662	0.27

HEALTH CARE – PRODUCTS
Steris Corp.	759,911	25,244,243	0.19
Other securities[a]		459,849,946	3.49

		485,094,189	3.68

Security	Shares	Value	% of Net Assets
HEALTH CARE – SERVICES
AMERIGROUP Corp.[b]	663,225	$28,167,166	0.21%
Psychiatric Solutions Inc.[b]	732,979	24,591,446	0.19
Other securities[a]		211,529,986	1.61

		264,288,598	2.01

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		6,810,814	0.05

		6,810,814	0.05

HOME BUILDERS
Other securities[a]		42,319,731	0.32

		42,319,731	0.32

HOME FURNISHINGS
Other securities[a]		48,902,315	0.37

		48,902,315	0.37

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		65,795,374	0.50

		65,795,374	0.50

HOUSEWARES
Other securities[a]		11,002,280	0.08

		11,002,280	0.08

INSURANCE
Alterra Capital Holdings Ltd.	1,235,669	24,614,526	0.19
MGIC Investment Corp.[b,c]	2,571,305	23,733,145	0.18
ProAssurance Corp.[b]	416,905	24,009,559	0.18
Other securities[a]		344,438,166	2.61

		416,795,396	3.16

INTERNET
Rackspace Hosting Inc.[b,c]	1,243,711	32,311,612	0.25
TIBCO Software Inc.[b]	2,131,120	37,806,069	0.29
Other securities[a]		380,184,057	2.88

		450,301,738	3.42

INVESTMENT COMPANIES
American Capital Ltd.[b]	4,356,662	25,312,206	0.19
Apollo Investment Corp.	2,486,527	25,437,171	0.19

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
BlackRock Kelso Capital Corp.[d]	837,574	$9,632,101	0.07%
PennyMac Mortgage Investment Trust[d]	212,821	3,807,368	0.03
Other securities[a]		68,651,625	0.53

		132,840,471	1.01

IRON & STEEL
Other securities[a]		10,777,048	0.08

		10,777,048	0.08

LEISURE TIME
Polaris Industries Inc.[c]	399,321	25,995,797	0.20
Other securities[a]		58,317,008	0.44

		84,312,805	0.64

LODGING
Other securities[a]		45,028,550	0.34

		45,028,550	0.34

MACHINERY
Nordson Corp.	437,550	32,243,059	0.24
Other securities[a]		152,723,170	1.16

		184,966,229	1.40

MACHINERY – DIVERSIFIED
Other securities[a]		7,536,254	0.06

		7,536,254	0.06

MANUFACTURING
Acuity Brands Inc.	557,944	24,683,443	0.19
CLARCOR Inc.	646,958	24,991,988	0.19
Other securities[a]		260,445,320	1.97

		310,120,751	2.35

MEDIA
Other securities[a]		96,060,092	0.73

		96,060,092	0.73

METAL FABRICATE & HARDWARE
Other securities[a]		98,754,101	0.75

		98,754,101	0.75

MINING
Allied Nevada Gold Corp.[b,c]	960,440	25,451,660	0.19
Other securities[a]		194,080,489	1.48

		219,532,149	1.67

Security	Shares	Value	% of Net Assets

MISCELLANEOUS – MANUFACTURING
Other securities[a]		$5,772,680	0.04%

		5,772,680	0.04

OFFICE FURNISHINGS
Other securities[a]		58,111,799	0.44

		58,111,799	0.44

OIL & GAS
Brigham Exploration Co.[b]	1,492,513	27,984,619	0.21
Other securities[a]		318,226,083	2.42

		346,210,702	2.63

OIL & GAS SERVICES
Dril-Quip Inc.[b]	435,591	27,054,557	0.21
Other securities[a]		201,377,891	1.52

		228,432,448	1.73

PACKAGING & CONTAINERS
Other securities[a]		32,779,154	0.25

		32,779,154	0.25

PHARMACEUTICALS
Salix Pharmaceuticals Ltd.[b]	730,998	29,035,241	0.22
Other securities[a]		415,146,969	3.15

		444,182,210	3.37

REAL ESTATE
Other securities[a]		56,448,943	0.43

		56,448,943	0.43

REAL ESTATE INVESTMENT TRUSTS
American Campus Communities Inc.[c]	837,272	25,486,560	0.19
BioMed Realty Trust Inc.	1,455,416	26,081,055	0.20
CBL & Associates Properties Inc.[c]	1,771,039	23,129,769	0.18
Entertainment Properties Trust	595,708	25,722,671	0.20
Highwoods Properties Inc.	898,914	29,187,738	0.22
Home Properties Inc.	480,245	25,404,960	0.19
MFA Financial Inc.	3,591,675	27,404,480	0.21

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
Mid-America Apartment Communities Inc.[c]	420,564	$24,510,470	0.19%
National Retail Properties Inc.	1,068,069	26,819,213	0.20
Omega Healthcare Investors Inc.[c]	1,191,943	26,759,120	0.20
Tanger Factory Outlet Centers Inc.	519,142	24,472,354	0.19
Washington Real Estate Investment Trust	779,240	24,725,285	0.19
Other securities[a]		601,787,879	4.56

		911,491,554	6.92

RETAIL
Other securities[a]		800,270,532	6.08

		800,270,532	6.08

SAVINGS & LOANS
Other securities[a]		145,189,805	1.10

		145,189,805	1.10

SEMICONDUCTORS
Other securities[a]		431,978,684	3.28

		431,978,684	3.28

SOFTWARE
Concur Technologies Inc.[b]	516,295	25,525,625	0.19
Parametric Technology Corp.[b]	1,488,598	29,087,205	0.22
VeriFone Systems Inc.[b]	1,096,002	34,052,782	0.26
Other securities[a]		446,070,196	3.39

		534,735,808	4.06

STORAGE & WAREHOUSING
Other securities[a]		7,192,727	0.06

		7,192,727	0.06

TELECOMMUNICATIONS
ADTRAN Inc.	797,225	28,142,042	0.21
Other securities[a]		520,734,077	3.96

		548,876,119	4.17

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$14,603,988	0.11%

		14,603,988	0.11

TOYS, GAMES & HOBBIES
Other securities[a]		14,400,769	0.11

		14,400,769	0.11

TRANSPORTATION
Other securities[a]		267,067,353	2.03

		267,067,353	2.03

TRUCKING & LEASING
Other securities[a]		26,432,333	0.20

		26,432,333	0.20

WATER
Other securities[a]		42,390,333	0.32

		42,390,333	0.32

TOTAL COMMON STOCKS
(Cost: $16,646,555,087)		13,152,103,619	99.85

WARRANTS

ENERGY – ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash
Funds: Institutional,
SL Agency Shares
0.31%[d,e,f]	1,064,255,629	1,064,255,629	8.08
BlackRock Cash
Funds: Prime,
SL Agency Shares
0.29%[d,e,f]	215,713,876	215,713,876	1.64

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[d,e]	15,270,856	$15,270,856	0.11%

		1,295,240,361	9.83

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,295,240,361)		1,295,240,361	9.83

TOTAL INVESTMENTS IN SECURITIES
(Cost: $17,941,795,448)		14,447,343,980	109.68

Other Assets, Less Liabilities		(1,274,701,725)	(9.68)

NET ASSETS		$13,172,642,255	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$3,589,903	0.12%

		3,589,903	0.12

AEROSPACE & DEFENSE
Other securities[a]		16,156,018	0.54

		16,156,018	0.54

AGRICULTURE
Other securities[a]		5,590,999	0.19

		5,590,999	0.19

AIRLINES
Other securities[a]		4,646,511	0.16

		4,646,511	0.16

APPAREL
Carter’s Inc.[b]	336,855	8,869,392	0.30
Deckers Outdoor Corp.[b]	219,431	10,962,773	0.37
Warnaco Group Inc. (The)[b]	251,878	12,878,522	0.43
Other securities[a]		55,134,179	1.85

		87,844,866	2.95

AUTO PARTS & EQUIPMENT
Dana Holding Corp.[b]	734,209	9,045,455	0.30
Tenneco Inc.[b]	338,751	9,813,616	0.33
Other securities[a]		27,251,527	0.92

		46,110,598	1.55

BANKS
Signature Bank[b]	231,891	9,006,646	0.30
Other securities[a]		7,978,997	0.27

		16,985,643	0.57

BEVERAGES
Other securities[a]		7,760,395	0.26

		7,760,395	0.26

BIOTECHNOLOGY
Savient Pharmaceuticals Inc.[b]	382,789	8,754,384	0.29
Other securities[a]		95,693,353	3.22

		104,447,737	3.51

Security	Shares	Value	% of Net Assets

BUILDING MATERIALS
Other securities[a]		$12,344,120	0.41%

		12,344,120	0.41

CHEMICALS
Solutia Inc.[b]	688,234	11,025,509	0.37
Other securities[a]		50,324,930	1.69

		61,350,439	2.06

COAL
Other securities[a]		3,913,939	0.13

		3,913,939	0.13

COMMERCIAL SERVICES
HMS Holdings Corp.[b]	153,967	9,074,815	0.30
Sotheby’s	380,209	13,999,295	0.47
SuccessFactors Inc.[b,c]	356,769	8,958,470	0.30
Valassis Communications Inc.[b]	282,569	9,576,263	0.32
Other securities[a]		209,976,686	7.06

		251,585,529	8.45

COMPUTERS
Jack Henry & Associates Inc.	483,964	12,341,082	0.41
Riverbed Technology Inc.[b]	357,710	16,304,422	0.55
Other securities[a]		88,584,885	2.98

		117,230,389	3.94

COSMETICS & PERSONAL CARE
Other securities[a]		1,801,152	0.06

		1,801,152	0.06

DISTRIBUTION & WHOLESALE
Watsco Inc.	157,812	8,786,972	0.30
Other securities[a]		32,476,431	1.09

		41,263,403	1.39

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		48,944,076	1.64

		48,944,076	1.64

ELECTRIC
Other securities[a]		4,048,932	0.14

		4,048,932	0.14

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets

ELECTRICAL COMPONENTS & EQUIPMENT
GrafTech International Ltd.[b]	682,875	$10,673,336	0.36%
Other securities[a]		42,490,281	1.43

		53,163,617	1.79

ELECTRONICS
Dionex Corp.[b]	99,916	8,636,739	0.29
Woodward Governor Co.	345,626	11,205,195	0.38
Other securities[a]		65,912,266	2.21

		85,754,200	2.88

ENERGY – ALTERNATE SOURCES
Other securities[a]		10,013,116	0.33

		10,013,116	0.33

ENGINEERING & CONSTRUCTION
Other securities[a]		8,250,140	0.28

		8,250,140	0.28

ENTERTAINMENT
Other securities[a]		13,223,150	0.44

		13,223,150	0.44

ENVIRONMENTAL CONTROL
Clean Harbors Inc.[b]	130,834	8,864,003	0.30
Other securities[a]		22,115,025	0.74

		30,979,028	1.04

FOOD
Other securities[a]		40,203,111	1.35

		40,203,111	1.35

FOREST PRODUCTS & PAPER
Other securities[a]		22,328,428	0.75

		22,328,428	0.75

GAS
Other securities[a]		1,475,195	0.05

		1,475,195	0.05

HAND & MACHINE TOOLS
Baldor Electric Co.	249,852	10,094,021	0.34
Other securities[a]		4,068,363	0.14

		14,162,384	0.48

HEALTH CARE – PRODUCTS
Steris Corp.	318,943	10,595,286	0.36

Security	Shares	Value	% of Net Assets
Other securities[a]		$178,329,168	5.99%

		188,924,454	6.35

HEALTH CARE – SERVICES
HealthSouth Corp.[b,c]	500,456	9,608,755	0.32
Other securities[a]		37,986,547	1.28

		47,595,302	1.60

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		2,054,263	0.07

		2,054,263	0.07

HOME BUILDERS
Other securities[a]		1,988,123	0.07

		1,988,123	0.07

HOME FURNISHINGS
Other securities[a]		11,732,127	0.39

		11,732,127	0.39

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		5,530,499	0.19

		5,530,499	0.19

HOUSEWARES
Other securities[a]		2,901,733	0.10

		2,901,733	0.10

INSURANCE
Other securities[a]		6,294,510	0.21

		6,294,510	0.21

INTERNET
Ariba Inc.[b]	509,722	9,633,746	0.32
GSI Commerce Inc.[b]	376,164	9,291,251	0.31
Rackspace Hosting Inc.[b,c]	549,961	14,287,987	0.48
TIBCO Software Inc.[b]	942,460	16,719,240	0.56
Other securities[a]		113,517,389	3.82

		163,449,613	5.49

INVESTMENT COMPANIES
Other securities[a]		115,498	0.00

		115,498	0.00

IRON & STEEL
Other securities[a]		582,659	0.02

		582,659	0.02

LEISURE TIME
Polaris Industries Inc.[c]	176,555	11,493,731	0.39

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
Other securities[a]		$20,618,040	0.69%

		32,111,771	1.08

LODGING
Other securities[a]		3,090,054	0.10

		3,090,054	0.10

MACHINERY
Nordson Corp.	193,547	14,262,478	0.48
Other securities[a]		44,249,308	1.49

		58,511,786	1.97

MANUFACTURING
Actuant Corp. Class A	385,150	8,843,044	0.30
Acuity Brands Inc.	246,674	10,912,858	0.37
CLARCOR Inc.	267,716	10,341,869	0.35
Other securities[a]		73,550,998	2.46

		103,648,769	3.48

MEDIA
Other securities[a]		19,697,998	0.66

		19,697,998	0.66

METAL FABRICATE & HARDWARE
Other securities[a]		22,852,140	0.77

		22,852,140	0.77

MINING
Allied Nevada Gold Corp.[b]	424,669	11,253,728	0.38
Other securities[a]		35,231,127	1.18

		46,484,855	1.56

MISCELLANEOUS – MANUFACTURING
Other securities[a]		2,571,285	0.09

		2,571,285	0.09

OFFICE FURNISHINGS
Other securities[a]		22,428,646	0.75

		22,428,646	0.75

OIL & GAS
Brigham Exploration Co.[b]	660,154	12,377,888	0.42
Other securities[a]		57,205,701	1.92

		69,583,589	2.34

OIL & GAS SERVICES
CARBO Ceramics Inc.	108,182	8,762,742	0.29
Dril-Quip Inc.[b]	192,612	11,963,131	0.40

Security	Shares	Value	% of Net Assets
Other securities[a]		$21,568,160	0.73%

		42,294,033	1.42

PACKAGING & CONTAINERS
Other securities[a]		5,957,400	0.20

		5,957,400	0.20

PHARMACEUTICALS
Onyx Pharmaceuticals Inc.[b]	355,192	9,369,965	0.31
Salix Pharmaceuticals Ltd.[b]	323,253	12,839,609	0.43
Other securities[a]		138,723,457	4.67

		160,933,031	5.41

REAL ESTATE
Other securities[a]		1,769,672	0.06

		1,769,672	0.06

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		47,313,598	1.59

		47,313,598	1.59

RETAIL
Cheesecake Factory Inc. (The)[b]	342,534	9,066,875	0.30
Under Armour Inc. Class Ab,c	199,496	8,985,300	0.30
Other securities[a]		210,109,221	7.06

		228,161,396	7.66

SAVINGS & LOANS
Other securities[a]		1,693,720	0.06

		1,693,720	0.06

SEMICONDUCTORS
NetLogic Microsystems Inc.[b,c]	355,116	9,794,099	0.33
Other securities[a]		132,439,678	4.45

		142,233,777	4.78

SOFTWARE
Concur Technologies Inc.[b]	228,276	11,285,965	0.38
Parametric Technology Corp.[b]	658,410	12,865,331	0.43
VeriFone Systems Inc.[b]	484,637	15,057,672	0.51

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
Other securities[a]		$161,226,170	5.41%

		200,435,138	6.73

TELECOMMUNICATIONS
Acme Packet Inc.[b]	248,259	9,418,946	0.32
ADTRAN Inc.	352,521	12,443,991	0.42
Aruba Networks Inc.[b,c]	437,750	9,341,585	0.31
Plantronics Inc.	273,656	9,244,100	0.31
RF Micro Devices Inc.[b]	1,522,071	9,345,516	0.31
Syniverse Holdings Inc.[b]	395,350	8,962,584	0.30
Other securities[a]		111,372,343	3.74

		170,129,065	5.71

TEXTILES
Other securities[a]		494,508	0.02

		494,508	0.02

TOYS, GAMES & HOBBIES
Other securities[a]		1,092,796	0.04

		1,092,796	0.04

TRANSPORTATION
Genesee & Wyoming Inc. Class Ab	219,841	9,538,901	0.32
Other securities[a]		32,692,589	1.10

		42,231,490	1.42

TRUCKING & LEASING
Other securities[a]		1,970,485	0.07

		1,970,485	0.07

TOTAL COMMON STOCKS
(Cost: $3,198,760,439)		2,974,026,801	99.92

WARRANTS

ENERGY – ALTERNATE SOURCES
Other securities[a]		—	0.00

		—	0.00

TELECOMMUNICATIONS
Other securities[a]		—	0.00

		—	0.00

TOTAL WARRANTS
(Cost: $0)		—	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%[d,e,f]	259,673,112	$259,673,112	8.72%
BlackRock Cash Funds: Prime, SL Agency Shares
0.29%[d,e,f]	52,633,120	52,633,120	1.77
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%[d,e]	6,557,815	6,557,815	0.22

		318,864,047	10.71

TOTAL SHORT-TERM INVESTMENTS
(Cost: $318,864,047)		318,864,047	10.71

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,517,624,486)		3,292,890,848	110.63

Other Assets, Less Liabilities		(316,414,991)	(10.63)

NET ASSETS		$2,976,475,857	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$1,765,786	0.04%

		1,765,786	0.04

AEROSPACE & DEFENSE
Esterline Technologies Corp.[b]	246,726	14,120,129	0.34
Moog Inc. Class Ab	375,257	13,325,376	0.32
Other securities[a]		51,933,004	1.25

		79,378,509	1.91

AGRICULTURE
Other securities[a]		22,415,564	0.54

		22,415,564	0.54

AIRLINES
Alaska Air Group Inc.[b]	279,289	14,252,118	0.34
JetBlue Airways Corp.[b,c]	2,018,079	13,500,948	0.32
US Airways Group Inc.[b,c]	1,334,030	12,339,777	0.30
Other securities[a]		19,838,062	0.48

		59,930,905	1.44

APPAREL
Jones Apparel Group Inc.	720,728	14,155,098	0.34
Other securities[a]		28,461,075	0.68

		42,616,173	1.02

AUTO MANUFACTURERS
Other securities[a]		7,478,645	0.18

		7,478,645	0.18

AUTO PARTS & EQUIPMENT
Other securities[a]		23,813,318	0.57

		23,813,318	0.57

BANKS
FirstMerit Corp.	891,376	16,330,008	0.39
Prosperity Bancshares Inc.	385,608	12,520,692	0.30
SVB Financial Group[b]	345,258	14,611,319	0.35
Other securities[a]		420,007,990	10.11

		463,470,009	11.15

Security	Shares	Value	% of Net Assets
BEVERAGES
Other securities[a]		$844,496	0.02%

		844,496	0.02

BIOTECHNOLOGY
Other securities[a]		24,469,053	0.59

		24,469,053	0.59

BUILDING MATERIALS
Other securities[a]		30,123,956	0.72

		30,123,956	0.72

CHEMICALS
Sensient Technologies Corp.	409,555	12,487,332	0.30
W.R. Grace & Co.[b]	506,244	14,144,457	0.34
Other securities[a]		72,518,215	1.75

		99,150,004	2.39

COAL
Other securities[a]		17,728,844	0.43

		17,728,844	0.43

COMMERCIAL SERVICES
HealthSpring Inc.[b]	479,283	12,384,673	0.30
Rent-A-Center Inc.	544,317	12,181,814	0.29
Other securities[a]		116,213,950	2.80

		140,780,437	3.39

COMPUTERS
Other securities[a]		61,440,398	1.48

		61,440,398	1.48

COSMETICS & PERSONAL CARE
Other securities[a]		4,574,933	0.11

		4,574,933	0.11

DISTRIBUTION & WHOLESALE
Other securities[a]		18,059,024	0.43

		18,059,024	0.43

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		75,055,287	1.81

		75,055,287	1.81

ELECTRIC
Cleco Corp.	501,968	14,868,292	0.36
IDACORP Inc.	397,847	14,290,664	0.34
Portland General Electric Co.	622,658	12,627,504	0.30

SCHEDULES OF INVESTMENTS	49

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
Other securities[a]		$111,187,245	2.68%

		152,973,705	3.68

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		24,434,168	0.59

		24,434,168	0.59

ELECTRONICS
Other securities[a]		90,578,097	2.18

		90,578,097	2.18

ENERGY – ALTERNATE SOURCES
Other securities[a]		4,953,306	0.12

		4,953,306	0.12

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b]	548,491	13,487,394	0.32
Other securities[a]		24,509,162	0.59

		37,996,556	0.91

ENTERTAINMENT
Other securities[a]		38,651,569	0.93

		38,651,569	0.93

ENVIRONMENTAL CONTROL
Other securities[a]		10,338,508	0.25

		10,338,508	0.25

FOOD
TreeHouse Foods Inc.[b]	287,599	13,258,314	0.32
Other securities[a]		63,117,331	1.52

		76,375,645	1.84

FOREST PRODUCTS & PAPER
Other securities[a]		46,818,139	1.13

		46,818,139	1.13

GAS
New Jersey Resources Corp.	341,585	13,396,964	0.32
Nicor Inc.	374,463	17,157,895	0.41
Piedmont Natural Gas Co.	593,410	17,208,890	0.41
Southwest Gas Corp.	375,291	12,606,025	0.30
WGL Holdings Inc.	418,922	15,826,873	0.38
Other securities[a]		29,654,023	0.73

		105,850,670	2.55

Security	Shares	Value	% of Net Assets

HAND & MACHINE TOOLS
Other securities[a]		$2,398,760	0.06%

		2,398,760	0.06

HEALTH CARE – PRODUCTS
Other securities[a]		37,404,719	0.90

		37,404,719	0.90

HEALTH CARE – SERVICES
AMERIGROUP Corp.[b]	372,081	15,802,280	0.38
Magellan Health Services Inc.[b]	275,754	13,026,619	0.31
Other securities[a]		72,230,416	1.74

		101,059,315	2.43

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		1,399,250	0.03

		1,399,250	0.03

HOME BUILDERS
Other securities[a]		24,460,888	0.59

		24,460,888	0.59

HOME FURNISHINGS
Other securities[a]		14,508,067	0.35

		14,508,067	0.35

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		34,163,751	0.82

		34,163,751	0.82

HOUSEWARES
Other securities[a]		2,937,295	0.07

		2,937,295	0.07

INSURANCE
Alterra Capital Holdings Ltd.	796,774	15,871,738	0.38
First American Financial Corp.	807,880	12,069,727	0.29
MGIC Investment Corp.[b,c]	1,657,997	15,303,312	0.37
Platinum Underwriters Holdings Ltd.	339,923	14,793,449	0.36
ProAssurance Corp.[b]	268,862	15,483,763	0.37
Other securities[a]		185,640,700	4.46

		259,162,689	6.23

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
INTERNET
Other securities[a]		$52,752,027	1.27%

		52,752,027	1.27

INVESTMENT COMPANIES
American Capital Ltd.[b]	2,809,278	16,321,905	0.39
Apollo Investment Corp.	1,603,400	16,402,782	0.39
BlackRock Kelso Capital Corp.[d]	540,724	6,218,326	0.15
PennyMac Mortgage Investment Trust[c,d]	139,515	2,495,923	0.06
Other securities[a]		44,228,183	1.07

		85,667,119	2.06

IRON & STEEL
Other securities[a]		6,198,349	0.15

		6,198,349	0.15

LEISURE TIME
Other securities[a]		7,514,908	0.18

		7,514,908	0.18

LODGING
Other securities[a]		24,573,358	0.59

		24,573,358	0.59

MACHINERY
Other securities[a]		34,072,283	0.82

		34,072,283	0.82

MACHINERY - DIVERSIFIED
Other securities[a]		4,816,728	0.12

		4,816,728	0.12

MANUFACTURING
Other securities[a]		48,900,203	1.18

		48,900,203	1.18

MEDIA
Other securities[a]		33,444,375	0.80

		33,444,375	0.80

METAL FABRICATE & HARDWARE
Other securities[a]		30,354,451	0.73

		30,354,451	0.73

MINING
Coeur d’Alene Mines Corp.[b,c]	680,934	13,564,205	0.33

Security	Shares	Value	% of Net Assets
Hecla Mining Co.[b,c]	2,118,234	$13,387,239	0.32%
Other securities[a]		47,025,907	1.13

		73,977,351	1.78

OFFICE FURNISHINGS
Other securities[a]		4,681,937	0.11

		4,681,937	0.11

OIL & GAS
Berry Petroleum Co. Class A	422,928	13,419,505	0.32
Bill Barrett Corp.[b]	379,925	13,677,300	0.33
Other securities[a]		95,081,602	2.29

		122,178,407	2.94

OIL & GAS SERVICES
Complete Production Services Inc.[b]	643,053	13,150,434	0.32
Other securities[a]		72,506,642	1.74

		85,657,076	2.06

PACKAGING & CONTAINERS
Other securities[a]		12,395,866	0.30

		12,395,866	0.30

PHARMACEUTICALS
Medicis Pharmaceutical Corp. Class A	498,646	14,784,854	0.36
Other securities[a]		37,527,845	0.90

		52,312,699	1.26

REAL ESTATE
Other securities[a]		33,851,135	0.81

		33,851,135	0.81

REAL ESTATE INVESTMENT TRUSTS
American Campus Communities Inc.[c]	539,895	16,434,404	0.40
BioMed Realty Trust Inc.	939,094	16,828,565	0.40
CBL & Associates Properties Inc.[c]	1,141,993	14,914,429	0.36
DiamondRock Hospitality Co.[b]	1,276,336	12,112,429	0.29
Entertainment Properties Trust	384,502	16,602,796	0.40

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
Healthcare Realty Trust Inc.[c]	515,274	$12,052,259	0.29%
Highwoods Properties Inc.	559,325	18,161,283	0.44
Kilroy Realty Corp.	449,281	14,889,172	0.36
LaSalle Hotel Properties[c]	577,394	13,505,246	0.32
MFA Financial Inc.	2,317,377	17,681,587	0.43
National Retail Properties Inc.	689,113	17,303,627	0.42
Omega Healthcare Investors Inc.[c]	619,927	13,917,361	0.33
Other securities[a]		333,692,877	8.02

		518,096,035	12.46

RETAIL
Other securities[a]		183,269,806	4.41

		183,269,806	4.41

SAVINGS & LOANS
Other securities[a]		91,426,124	2.20

		91,426,124	2.20

SEMICONDUCTORS
Other securities[a]		71,518,389	1.72

		71,518,389	1.72

SOFTWARE
Other securities[a]		51,893,687	1.25

		51,893,687	1.25

STORAGE & WAREHOUSING
Other securities[a]		4,631,591	0.11

		4,631,591	0.11

TELECOMMUNICATIONS
Other securities[a]		106,123,836	2.55

		106,123,836	2.55

TEXTILES
Other securities[a]		8,657,906	0.21

		8,657,906	0.21

TOYS, GAMES & HOBBIES
Other securities[a]		7,709,884	0.19

		7,709,884	0.19

Security	Shares	Value	% of Net Assets
TRANSPORTATION
Other securities[a]		$110,887,003	2.67%

		110,887,003	2.67

TRUCKING & LEASING
Other securities[a]		14,176,887	0.34

		14,176,887	0.34

WATER
Other securities[a]		27,437,024	0.66

		27,437,024	0.66

TOTAL COMMON STOCKS
(Cost: $4,662,692,103)		4,148,736,882	99.81

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[d,e,f]	258,364,843	258,364,843	6.22
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[d,e,f]	52,367,947	52,367,947	1.26
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[d,e]	3,109,427	3,109,427	0.07

		313,842,217	7.55

TOTAL SHORT-TERM INVESTMENTS
(Cost: $313,842,217)		313,842,217	7.55

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,976,534,320)		4,462,579,099	107.36

Other Assets, Less Liabilities		(305,971,600)	(7.36)

NET ASSETS		$4,156,607,499	100.00%

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

September 30, 2010

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2010

	iShares Russell Top 200 Index Fund	iShares Russell Top 200 Growth Index Fund	iShares Russell Top 200 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$10,118,997	$185,078,370	$180,460,564
Affiliated issuers (Note 2)	54,321	328,578	1,836,178

Total cost of investments	$10,173,318	$185,406,948	$182,296,742

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$10,460,889	$187,789,950	$177,389,595
Affiliated issuers (Note 2)	52,818	309,956	1,622,673

Total fair value of investments	10,513,707	188,099,906	179,012,268
Receivables:
Investment securities sold	–	25,874	–
Dividends and interest	10,444	206,049	257,752
Capital shares sold	4,698	3,086	–

Total Assets	10,528,849	188,334,915	179,270,020

LIABILITIES
Payables:
Investment advisory fees (Note 2)	969	29,678	28,849

Total Liabilities	969	29,678	28,849

NET ASSETS	$10,527,880	$188,305,237	$179,241,171

Net assets consist of:
Paid-in capital	$10,225,358	$189,928,734	$186,439,656
Undistributed net investment income	3,652	72,483	76,065
Accumulated net realized loss	(41,519)	(4,388,938)	(3,990,076)
Net unrealized appreciation (depreciation)	340,389	2,692,958	(3,284,474)

NET ASSETS	$10,527,880	$188,305,237	$179,241,171

Shares outstanding[a]	400,000	6,950,000	7,000,000

Net asset value per share	$26.32	$27.09	$25.61

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2010

	iShares Russell 1000 Index Fund	iShares Russell 1000 Growth Index Fund	iShares Russell 1000 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$6,343,862,024	$10,529,936,684	$9,688,221,262
Affiliated issuers (Note 2)	134,627,955	302,662,552	209,903,778

Total cost of investments	$6,478,489,979	$10,832,599,236	$9,898,125,040

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$5,545,537,047	$10,814,978,445	$8,698,991,829
Affiliated issuers (Note 2)	131,152,536	302,162,808	200,160,178

Total fair value of investments	5,676,689,583	11,117,141,253	8,899,152,007
Receivables:
Investment securities sold	890,979	2,972,818	705,639
Due from custodian (Note 4)	–	–	20,126
Dividends and interest	6,713,116	10,387,509	13,281,818
Capital shares sold	403,791	214,487	82,300

Total Assets	5,684,697,469	11,130,716,067	8,913,241,890

LIABILITIES
Payables:
Investment securities purchased	6,147,282	11,594,319	10,371,052
Securities related to in-kind transactions (Note 4)	12,375	–	–
Collateral for securities on loan (Note 5)	108,929,202	285,881,959	142,790,670
Capital shares redeemed	–	126,853	121,175
Investment advisory fees (Note 2)	655,762	1,732,458	1,417,276

Total Liabilities	115,744,621	299,335,589	154,700,173

NET ASSETS	$5,568,952,848	$10,831,380,478	$8,758,541,717

Net assets consist of:
Paid-in capital	$6,834,349,499	$13,295,045,618	$11,733,823,000
Undistributed net investment income	2,008,405	3,203,397	3,557,052
Accumulated net realized loss	(465,604,660)	(2,751,410,554)	(1,979,865,302)
Net unrealized appreciation (depreciation)	(801,800,396)	284,542,017	(998,973,033)

NET ASSETS	$5,568,952,848	$10,831,380,478	$8,758,541,717

Shares outstanding[b]	88,200,000	210,700,000	148,400,000

Net asset value per share	$63.14	$51.41	$59.02

[a]	Securities on loan with values of $106,307,889, $278,766,088 and $139,525,895, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2010

	iShares Russell 2000 Index Fund	iShares Russell 2000 Growth Index Fund	iShares Russell 2000 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$16,633,024,756	$3,198,760,439	$4,654,361,113
Affiliated issuers (Note 2)	1,308,770,692	318,864,047	322,173,207

Total cost of investments	$17,941,795,448	$3,517,624,486	$4,976,534,320

Investments in securities, at fair value
(including securities on loana) (Note 1):
Unaffiliated issuers	$13,138,664,150	$2,974,026,801	$4,140,022,633
Affiliated issuers (Note 2)	1,308,679,830	318,864,047	322,556,466

Total fair value of investments	14,447,343,980	3,292,890,848	4,462,579,099
Receivables:
Investment securities sold	71,290,456	12,869,038	21,516,431
Due from custodian (Note 4)	6,404,710	–	–
Dividends and interest	16,873,168	1,893,740	7,593,905
Capital shares sold	7,374,152	98,230	2,745,153

Total Assets	14,549,286,466	3,307,751,856	4,494,434,588

LIABILITIES
Payables:
Investment securities purchased	81,318,616	18,233,080	26,315,915
Securities related to in-kind transactions (Note 4)	4,443,594	–	–
Collateral for securities on loan (Note 5)	1,279,969,505	312,306,232	310,732,790
Capital shares redeemed	8,788,141	147,428	–
Investment advisory fees (Note 2)	2,124,355	589,259	778,384

Total Liabilities	1,376,644,211	331,275,999	337,827,089

NET ASSETS	$13,172,642,255	$2,976,475,857	$4,156,607,499

Net assets consist of:
Paid-in capital	$18,740,529,147	$4,334,285,967	$5,562,123,546
Undistributed net investment income	3,182,958	365,660	931,861
Accumulated net realized loss	(2,076,618,382)	(1,133,442,132)	(892,492,687)
Net unrealized depreciation	(3,494,451,468)	(224,733,638)	(513,955,221)

NET ASSETS	$13,172,642,255	$2,976,475,857	$4,156,607,499

Shares outstanding[b]	194,850,000	39,750,000	67,000,000

Net asset value per share	$67.60	$74.88	$62.04

[a]	Securities on loan with values of $1,240,602,696, $303,689,890 and $299,592,740, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares Russell Top 200 Index Fund	iShares Russell Top 200 Growth Index Fund	iShares Russell Top 200 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$76,731	$1,557,616	$1,939,448
Dividends from affiliated issuers (Note 2)	157	976	5,938
Interest from affiliated issuers (Note 2)	5	113	125

Total investment income	76,893	1,558,705	1,945,511

EXPENSES
Investment advisory fees (Note 2)	5,505	168,872	164,632

Total expenses	5,505	168,872	164,632

Net investment income	71,388	1,389,833	1,780,879

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(38,710)	(4,372,636)	(4,007,499)
Investments in affiliated issuers (Note 2)	(10)	(5,635)	(5,015)
In-kind redemptions	–	–	48,562

Net realized loss	(38,720)	(4,378,271)	(3,963,952)

Net change in unrealized appreciation/depreciation	(168,789)	620,350	(4,749,125)

Net realized and unrealized loss	(207,509)	(3,757,921)	(8,713,077)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(136,121)	$(2,368,088)	$(6,932,198)

[a]	Net of foreign withholding tax of $16, $225 and $475, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares Russell 1000 Index Fund	iShares Russell 1000 Growth Index Fund	iShares Russell 1000 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$53,593,038	$87,011,673	$108,300,686
Dividends from affiliated issuers (Note 2)	78,414	42,585	230,805
Interest from affiliated issuers (Note 2)	3,773	7,528	7,036
Securities lending income from affiliated issuers (Note 2)	257,252	472,897	577,977

Total investment income	53,932,477	87,534,683	109,116,504

EXPENSES
Investment advisory fees (Note 2)	3,945,130	10,743,396	8,884,383

Total expenses	3,945,130	10,743,396	8,884,383

Net investment income	49,987,347	76,791,287	100,232,121

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(123,718,509)	(456,168,580)	(249,540,518)
Investments in affiliated issuers (Note 2)	215,377	43,757	683,474
In-kind redemptions	76,646,505	222,583,214	171,482,604

Net realized loss	(46,856,627)	(233,541,609)	(77,374,440)

Net change in unrealized appreciation/depreciation	(81,722,930)	62,391,440	(271,225,500)

Net realized and unrealized loss	(128,579,557)	(171,150,169)	(348,599,940)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(78,592,210)	$(94,358,882)	$(248,367,819)

[a]	Net of foreign withholding tax of $9,760, $18,583 and $16,234, respectively.

See notes to financial statements.

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares Russell 2000 Index Fund	iShares Russell 2000 Growth Index Fund	iShares Russell 2000 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$83,725,334	$9,533,221	$36,873,061
Dividends from affiliated issuers (Note 2)	407,484	–	244,987
Interest from affiliated issuers (Note 2)	9,634	2,533	3,090
Securities lending income from affiliated issuers (Note 2)	10,014,239	3,336,230	1,798,543

Total investment income	94,156,691	12,871,984	38,919,681

EXPENSES
Investment advisory fees (Note 2)	13,645,978	3,894,950	5,064,658

Total expenses	13,645,978	3,894,950	5,064,658

Net investment income	80,510,713	8,977,034	33,855,023

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(808,770,497)	(344,816,835)	(183,911,940)
Investments in affiliated issuers (Note 2)	740,314	–	12,799
In-kind redemptions	528,372,883	296,501,062	164,284,730
Foreign currency transactions	116	40	26

Net realized loss	(279,657,184)	(48,315,733)	(19,614,385)

Net change in unrealized appreciation/depreciation	(202,803,237)	60,185,568	(156,198,563)

Net realized and unrealized gain (loss)	(482,460,421)	11,869,835	(175,812,948)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(401,949,708)	$20,846,869	$(141,957,925)

[a]	Net of foreign withholding tax of $4,352, $- and $2,616, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell Top 200 Index Fund		iShares Russell Top 200 Growth Index Fund
	Six months ended September 30, 2010 (Unaudited)	Period from September 22, 2009[a] to March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Period from September 22, 2009[a] to March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$71,388	$57,409	$1,389,833	$145,915
Net realized gain (loss)	(38,720)	103,749	(4,378,271)	109,211
Net change in unrealized appreciation/depreciation	(168,789)	509,178	620,350	2,072,608

Net increase (decrease) in net assets resulting from operations	(136,121)	670,336	(2,368,088)	2,327,734

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(70,574)	(54,571)	(1,346,785)	(116,480)

Total distributions to shareholders	(70,574)	(54,571)	(1,346,785)	(116,480)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,914,157	7,515,352	36,649,756	154,494,678
Cost of shares redeemed	–	(1,310,699)	–	(1,335,578)

Net increase in net assets from capital share transactions	3,914,157	6,204,653	36,649,756	153,159,100

INCREASE IN NET ASSETS	3,707,462	6,820,418	32,934,883	155,370,354

NET ASSETS
Beginning of period	6,820,418	–	155,370,354	–

End of period	$10,527,880	$6,820,418	$188,305,237	$155,370,354

Undistributed net investment income included in net assets at end of period	$3,652	$2,838	$72,483	$29,435

SHARES ISSUED AND REDEEMED
Shares sold	150,000	300,000	1,350,000	5,650,000
Shares redeemed	–	(50,000)	–	(50,000)

Net increase in shares outstanding	150,000	250,000	1,350,000	5,600,000

[a]	Commencement of operations.

See notes to financial statements.

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Top 200 Value Index Fund		iShares Russell 1000 Index Fund
	Six months ended September 30, 2010 (Unaudited)	Period from September 22, 2009[a] to March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,780,879	$179,108	$49,987,347	$93,687,396
Net realized gain (loss)	(3,963,952)	83,477	(46,856,627)	12,832,120
Net change in unrealized appreciation/depreciation	(4,749,125)	1,464,651	(81,722,930)	1,801,178,773

Net increase (decrease) in net assets resulting from operations	(6,932,198)	1,727,236	(78,592,210)	1,907,698,289

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,767,528)	(116,394)	(49,765,281)	(92,705,711)

Total distributions to shareholders	(1,767,528)	(116,394)	(49,765,281)	(92,705,711)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,973,155	148,936,642	978,031,400	1,416,701,258
Cost of shares redeemed	(1,252,079)	(1,327,663)	(659,460,592)	(1,753,222,717)

Net increase (decrease) in net assets from capital share transactions	38,721,076	147,608,979	318,570,808	(336,521,459)

INCREASE IN NET ASSETS	30,021,350	149,219,821	190,213,317	1,478,471,119

NET ASSETS
Beginning of period	149,219,821	–	5,378,739,531	3,900,268,412

End of period	$179,241,171	$149,219,821	$5,568,952,848	$5,378,739,531

Undistributed net investment income included in net assets at end of period	$76,065	$62,714	$2,008,405	$1,786,339

SHARES ISSUED AND REDEEMED
Shares sold	1,500,000	5,600,000	15,800,000	24,650,000
Shares redeemed	(50,000)	(50,000)	(10,900,000)	(31,050,000)

Net increase (decrease) in shares outstanding	1,450,000	5,550,000	4,900,000	(6,400,000)

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Growth Index Fund		iShares Russell 1000 Value Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$76,791,287	$157,635,871	$100,232,121	$186,757,345
Net realized loss	(233,541,609)	(1,212,907,642)	(77,374,440)	(963,396,013)
Net change in unrealized appreciation/depreciation	62,391,440	5,034,514,105	(271,225,500)	4,019,055,320

Net increase (decrease) in net assets resulting from operations	(94,358,882)	3,979,242,334	(248,367,819)	3,242,416,652

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(77,238,012)	(156,680,638)	(99,688,220)	(183,744,194)

Total distributions to shareholders	(77,238,012)	(156,680,638)	(99,688,220)	(183,744,194)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,222,337,206	1,544,296,872	1,055,969,207	1,187,274,750
Cost of shares redeemed	(1,623,464,381)	(2,388,709,893)	(1,212,530,407)	(1,147,477,914)

Net increase (decrease) in net assets from capital share transactions	(401,127,175)	(844,413,021)	(156,561,200)	39,796,836

INCREASE (DECREASE) IN NET ASSETS	(572,724,069)	2,978,148,675	(504,617,239)	3,098,469,294

NET ASSETS
Beginning of period	11,404,104,547	8,425,955,872	9,263,158,956	6,164,689,662

End of period	$10,831,380,478	$11,404,104,547	$8,758,541,717	$9,263,158,956

Undistributed net investment income included in net assets at end of period	$3,203,397	$3,650,122	$3,557,052	$3,013,151

SHARES ISSUED AND REDEEMED
Shares sold	24,350,000	33,050,000	17,800,000	22,100,000
Shares redeemed	(33,050,000)	(52,300,000)	(21,100,000)	(21,700,000)

Net increase (decrease) in shares outstanding	(8,700,000)	(19,250,000)	(3,300,000)	400,000

See notes to financial statements.

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Index Fund		iShares Russell 2000 Growth Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$80,510,713	$145,735,248	$8,977,034	$19,564,832
Net realized gain (loss)	(279,657,184)	437,059,715	(48,315,733)	(387,705,851)
Net change in unrealized appreciation/depreciation	(202,803,237)	4,375,976,963	60,185,568	1,673,437,565

Net increase (decrease) in net assets resulting from operations	(401,949,708)	4,958,771,926	20,846,869	1,305,296,546

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(77,316,641)	(149,984,367)	(8,611,374)	(20,434,954)

Total distributions to shareholders	(77,316,641)	(149,984,367)	(8,611,374)	(20,434,954)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	45,963,956,954	60,090,328,639	1,802,411,333	2,242,488,696
Cost of shares redeemed	(45,555,842,439)	(59,491,025,356)	(2,335,177,453)	(2,187,715,110)

Net increase (decrease) in net assets from capital share transactions	408,114,515	599,303,283	(532,766,120)	54,773,586

INCREASE (DECREASE) IN NET ASSETS	(71,151,834)	5,408,090,842	(520,530,625)	1,339,635,178

NET ASSETS
Beginning of period	13,243,794,089	7,835,703,247	3,497,006,482	2,157,371,304

End of period	$13,172,642,255	$13,243,794,089	$2,976,475,857	$3,497,006,482

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$3,182,958	$(11,114)	$365,660	$–

SHARES ISSUED AND REDEEMED
Shares sold	699,350,000	1,042,200,000	24,400,000	35,000,000
Shares redeemed	(699,700,000)	(1,032,450,000)	(32,350,000)	(34,150,000)

Net increase (decrease) in shares outstanding	(350,000)	9,750,000	(7,950,000)	850,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Value Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$33,855,023	$61,035,866
Net realized loss	(19,614,385)	(540,385,074)
Net change in unrealized appreciation/depreciation	(156,198,563)	2,081,641,184

Net increase (decrease) in net assets resulting from operations	(141,957,925)	1,602,291,976

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(32,532,945)	(63,088,990)

Total distributions to shareholders	(32,532,945)	(63,088,990)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,277,463,402	1,441,797,859
Cost of shares redeemed	(1,137,292,055)	(1,346,705,068)

Net increase in net assets from capital share transactions	140,171,347	95,092,791

INCREASE (DECREASE) IN NET ASSETS	(34,319,523)	1,634,295,777

NET ASSETS
Beginning of period	4,190,927,022	2,556,631,245

End of period	$4,156,607,499	$4,190,927,022

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$931,861	$(390,217)

SHARES ISSUED AND REDEEMED
Shares sold	20,000,000	25,900,000
Shares redeemed	(18,650,000)	(25,000,000)

Net increase in shares outstanding	1,350,000	900,000

See notes to financial statements.

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$27.28	$25.16

Income from investment operations:
Net investment income[b]	0.25	0.27
Net realized and unrealized gain (loss)[c]	(0.97)	2.10

Total from investment operations	(0.72)	2.37

Less distributions from:
Net investment income	(0.24)	(0.25)

Total distributions	(0.24)	(0.25)

Net asset value, end of period	$26.32	$27.28

Total return	(2.60)%[d]	9.44%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,528	$6,820
Ratio of expenses to average net assets[e]	0.15%	0.15%
Ratio of net investment income to average net assets[e]	1.95%	2.03%
Portfolio turnover rate[f]	6%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$27.74	$25.07

Income from investment operations:
Net investment income[b]	0.22	0.23
Net realized and unrealized gain (loss)[c]	(0.67)	2.62

Total from investment operations	(0.45)	2.85

Less distributions from:
Net investment income	(0.20)	(0.18)

Total distributions	(0.20)	(0.18)

Net asset value, end of period	$27.09	$27.74

Total return	(1.55)%[d]	11.40%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$188,305	$155,370
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.65%	1.67%
Portfolio turnover rate[f]	25%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Top 200 Value Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Period from Sep. 22, 2009[a] to Mar. 31, 2010
Net asset value, beginning of period	$26.89	$25.24

Income from investment operations:
Net investment income[b]	0.28	0.33
Net realized and unrealized gain (loss)[c]	(1.29)	1.55

Total from investment operations	(1.01)	1.88

Less distributions from:
Net investment income	(0.27)	(0.23)

Total distributions	(0.27)	(0.23)

Net asset value, end of period	$25.61	$26.89

Total return	(3.71)%[d]	7.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$179,241	$149,220
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.16%	2.41%
Portfolio turnover rate[f]	26%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$64.57	$43.48	$71.98	$77.44	$70.54	$63.41

Income from investment operations:
Net investment income	0.59 [a]	1.10 [a]	1.33 [a]	1.38 [a]	1.29 [a]	1.14
Net realized and unrealized gain (loss)[b]	(1.44)	21.08	(28.60)	(5.51)	6.87	7.09

Total from investment operations	(0.85)	22.18	(27.27)	(4.13)	8.16	8.23

Less distributions from:
Net investment income	(0.58)	(1.09)	(1.23)	(1.33)	(1.26)	(1.10)

Total distributions	(0.58)	(1.09)	(1.23)	(1.33)	(1.26)	(1.10)

Net asset value, end of period	$63.14	$64.57	$43.48	$71.98	$77.44	$70.54

Total return	(1.25)%[c]	51.34%	(38.21)%	(5.47)%	11.67%	13.06%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,568,953	$5,378,740	$3,900,268	$3,710,393	$3,221,637	$2,535,748
Ratio of expenses to average net assets[d]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[d]	1.90%	1.96%	2.38%	1.74%	1.76%	1.72%
Portfolio turnover rate[e]	5%	6%	8%	8%	7%	7%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$51.98	$35.31	$54.56	$55.59	$52.55	$46.93

Income from investment operations:
Net investment income	0.36 [a]	0.69 [a]	0.64 [a]	0.59 [a]	0.58 [a]	0.44
Net realized and unrealized gain (loss)[b]	(0.57)	16.67	(19.27)	(1.05)	2.99	5.61

Total from investment operations	(0.21)	17.36	(18.63)	(0.46)	3.57	6.05

Less distributions from:
Net investment income	(0.36)	(0.69)	(0.62)	(0.57)	(0.53)	(0.43)

Total distributions	(0.36)	(0.69)	(0.62)	(0.57)	(0.53)	(0.43)

Net asset value, end of period	$51.41	$51.98	$35.31	$54.56	$55.59	$52.55

Total return	(0.34)%[c]	49.42%	(34.32)%	(0.91)%	6.84%	12.93%

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,831,380	$11,404,105	$8,425,956	$12,857,853	$8,496,708	$5,854,065
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.43%	1.53%	1.41%	1.00%	1.10%	0.96%
Portfolio turnover rate[e]	24%	19%	22%	16%	15%	18%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$61.06	$40.74	$72.99	$83.15	$72.90	$65.91

Income from investment operations:
Net investment income	0.66 [a]	1.24 [a]	1.80 [a]	1.99 [a]	1.83 [a]	1.59
Net realized and unrealized gain (loss)[b]	(2.04)	20.30	(32.31)	(10.19)	10.17	6.97

Total from investment operations	(1.38)	21.54	(30.51)	(8.20)	12.00	8.56

Less distributions from:
Net investment income	(0.66)	(1.22)	(1.74)	(1.96)	(1.73)	(1.55)
Return of capital	–	–	–	–	(0.02)	(0.02)

Total distributions	(0.66)	(1.22)	(1.74)	(1.96)	(1.75)	(1.57)

Net asset value, end of period	$59.02	$61.06	$40.74	$72.99	$83.15	$72.90

Total return	(2.19)%[c]	53.28%	(42.35)%	(10.09)%	16.63%	13.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,758,542	$9,263,159	$6,164,690	$8,327,632	$9,516,058	$6,094,275
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.26%	2.33%	3.16%	2.41%	2.34%	2.38%
Portfolio turnover rate[e]	24%	24%	22%	14%	14%	7%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$67.85	$42.25	$68.58	$79.47	$75.98	$61.14

Income from investment operations:
Net investment income	0.39 [a]	0.74 [a]	0.96 [a]	0.94 [a]	0.80 [a]	0.81
Net realized and unrealized gain (loss)[b]	(0.28)	25.61	(26.38)	(11.10)	3.51	14.80

Total from investment operations	0.11	26.35	(25.42)	(10.16)	4.31	15.61

Less distributions from:
Net investment income	(0.36)	(0.75)	(0.91)	(0.72)	(0.74)	(0.72)
Return of capital	–	–	–	(0.01)	(0.08)	(0.05)

Total distributions	(0.36)	(0.75)	(0.91)	(0.73)	(0.82)	(0.77)

Net asset value, end of period	$67.60	$67.85	$42.25	$68.58	$79.47	$75.98

Total return	0.22%[c]	62.62%	(37.33)%	(12.89)%	5.73%	25.69%

Ratios/Supplemental data:
Net assets, end of period (000s)	$13,172,642	$13,243,794	$7,835,703	$10,331,479	$8,049,901	$9,208,722
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.18%	1.28%	1.68%	1.21%	1.07%	1.19%
Portfolio turnover rate[e]	13%	22%	21%	11%	25%	20%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$73.31	$46.05	$72.89	$80.63	$79.83	$62.76

Income from investment operations:
Net investment income	0.21 [a]	0.41 [a]	0.51 [a]	0.51 [a]	0.26 [a]	0.30
Net realized and unrealized gain (loss)[b]	1.57	27.27	(26.84)	(7.73)	0.83	17.04

Total from investment operations	1.78	27.68	(26.33)	(7.22)	1.09	17.34

Less distributions from:
Net investment income	(0.21)	(0.42)	(0.51)	(0.48)	(0.29)	(0.27)
Return of capital	–	–	–	(0.04)	–	–

Total distributions	(0.21)	(0.42)	(0.51)	(0.52)	(0.29)	(0.27)

Net asset value, end of period	$74.88	$73.31	$46.05	$72.89	$80.63	$79.83

Total return	2.46%[c]	60.21%	(36.24)%	(9.03)%	1.38%	27.67%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,976,476	$3,497,006	$2,157,371	$2,638,494	$3,051,673	$2,710,170
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	0.58%	0.65%	0.83%	0.62%	0.34%	0.45%
Portfolio turnover rate[e]	30%	36%	47%	32%	43%	38%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$63.84	$39.48	$66.07	$80.91	$74.72	$61.48

Income from investment operations:
Net investment income	0.52 [a]	0.96 [a]	1.31 [a]	1.34 [a]	1.24 [a]	1.15
Net realized and unrealized gain (loss)[b]	(1.81)	24.40	(26.58)	(14.89)	6.22	13.18

Total from investment operations	(1.29)	25.36	(25.27)	(13.55)	7.46	14.33

Less distributions from:
Net investment income	(0.51)	(1.00)	(1.32)	(1.29)	(1.27)	(1.02)
Return of capital	–	–	–	–	–	(0.07)

Total distributions	(0.51)	(1.00)	(1.32)	(1.29)	(1.27)	(1.09)

Net asset value, end of period	$62.04	$63.84	$39.48	$66.07	$80.91	$74.72

Total return	(1.95)%[c]	64.65%	(38.70)%	(16.94)%	10.11%	23.51%

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,156,607	$4,190,927	$2,556,631	$3,323,412	$4,486,545	$3,504,212
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.67%	1.79%	2.39%	1.77%	1.63%	1.80%
Portfolio turnover rate[e]	26%	38%	32%	28%	36%	14%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell Top 200, iShares Russell Top 200 Growth, iShares Russell Top 200 Value, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth and iShares Russell 2000 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell Top 200, iShares Russell Top 200 Growth, iShares Russell Top 200 Value and iShares Russell 1000 Growth Index Funds, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

74	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of September 30, 2010, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid quarterly by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2010.

Certain Funds had tax basis net capital loss carryforwards as of March 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Russell 1000	$9,740,950	$5,661,012	$–	$3,566,065	$707,111	$–	$56,902,659	$198,974,722	$275,552,519
Russell 1000 Growth	55,091,674	23,134,640	16,440,477	76,953,145	38,155,726	–	659,755,548	1,537,593,620	2,407,124,830
Russell 1000 Value	–	6,460,764	–	9,884,283	1,336,109	5,258,431	322,089,146	1,093,415,117	1,438,443,850
Russell 2000	112,740,686	58,221,050	40,463,538	98,708,572	12,245,583	14,608,054	304,954,114	965,955,801	1,607,897,398
Russell 2000 Growth	51,999,054	4,816,733	24,718,345	39,417,433	–	10,051,978	291,496,992	593,780,883	1,016,281,418
Russell 2000 Value	–	–	–	11,905,952	–	10,549,418	119,082,747	571,795,686	713,333,803

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2010, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2010 are disclosed in the Funds’ Statements of Operations.

76	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$10,208,046	$603,740	$(298,079)	$305,661
Russell Top 200 Growth	185,882,620	10,248,665	(8,031,379)	2,217,286
Russell Top 200 Value	182,902,117	5,687,803	(9,577,652)	(3,889,849)
Russell 1000	6,673,087,727	237,245,598	(1,233,643,742)	(996,398,144)
Russell 1000 Growth	10,939,388,894	1,090,388,732	(912,636,373)	177,752,359
Russell 1000 Value	10,343,778,214	456,826,984	(1,901,453,191)	(1,444,626,207)
Russell 2000	18,135,665,232	148,190,693	(3,836,511,945)	(3,688,321,252)
Russell 2000 Growth	3,528,621,065	210,441,482	(446,171,699)	(235,730,217)
Russell 2000 Value	5,123,670,263	217,433,852	(878,525,016)	(661,091,164)

Management has reviewed the tax positions as of September 30, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15
Russell 1000 Growth	0.20

iShares Index Fund	Investment Advisory Fee
Russell 1000 Value	0.20%
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2010, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$138,520
Russell 1000 Growth	254,637
Russell 1000 Value	311,216
Russell 2000	5,392,282
Russell 2000 Growth	1,796,431
Russell 2000 Value	968,446

Cross trades for the six months ended September 30, 2010, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

As of September 30, 2010, the PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) during the six months ended September 30, 2010 for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

Russell Top 200
BlackRock Inc.	26	19	–	45	$7,661	$64	$–
PNC Financial Services Group Inc. (The)	424	253	(6)	671	34,832	93	(10)

					$42,493	$157	$(10)

Russell Top 200 Growth
BlackRock Inc.	437	186	(85)	538	$91,594	$976	$(5,635)

Russell Top 200 Value
BlackRock Inc.	777	266	(14)	1,029	$175,187	$1,890	$(576)
PNC Financial Services Group Inc. (The)	18,880	5,299	(763)	23,416	1,215,525	4,048	(4,439)

					$1,390,712	$5,938	$(5,015)

78	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

Russell 1000
BlackRock Inc.	14,732	3,664	(2,022)	16,374	$2,787,673	$30,647	$(14,775)
PNC Financial Services Group Inc. (The)	238,706	46,578	(37,334)	247,950	12,871,085	47,767	230,152

					$15,658,758	$78,414	$215,377

Russell 1000 Growth
BlackRock Inc.	21,001	3,913	(3,305)	21,609	$3,678,932	$42,585	$43,757

Russell 1000 Value
BlackRock Inc.	33,453	5,836	(5,379)	33,910	$5,773,177	$67,715	$(70,620)
PNC Financial Services Group Inc. (The)	822,919	103,615	(144,463)	782,071	40,597,306	163,090	754,094

					$46,370,483	$230,805	$683,474

Russell 2000
BlackRock Kelso Capital Corp.	161,799	2,511,121	(1,835,346)	837,574	$9,632,101	$330,664	$736,349
PennyMac Mortgage Investment Trust	190,113	769,862	(747,154)	212,821	3,807,368	76,820	3,965

					$13,439,469	$407,484	$740,314

Russell 2000 Value
BlackRock Kelso Capital Corp.	95,140	531,282	(85,698)	540,724	$6,218,326	$197,358	$19,976
PennyMac Mortgage Investment Trust	103,766	72,717	(36,968)	139,515	2,495,923	47,629	(7,177)

					$8,714,249	$244,987	$12,799

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2010 were as follows:

iShares Index Fund	Purchases	Sales
Russell Top 200	$424,045	$429,531
Russell Top 200 Growth	41,039,082	41,219,852
Russell Top 200 Value	41,687,038	41,841,296
Russell 1000	271,035,347	262,449,240
Russell 1000 Growth	2,554,878,598	2,533,335,104
Russell 1000 Value	2,141,726,375	2,130,384,286
Russell 2000	1,986,782,672	1,742,684,780

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Purchases	Sales
Russell 2000 Growth	$1,019,033,378	$939,665,070
Russell 2000 Value	1,155,927,976	1,109,224,181

In-kind transactions (see Note 4) for the six months ended September 30, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell Top 200	$3,905,184	$–
Russell Top 200 Growth	36,592,151	–
Russell Top 200 Value	39,855,257	1,248,526
Russell 1000	975,479,869	656,838,185
Russell 1000 Growth	1,219,297,845	1,618,571,621
Russell 1000 Value	1,052,386,402	1,208,128,305
Russell 2000	45,677,546,982	45,248,802,309
Russell 2000 Growth	1,797,523,910	2,325,761,152
Russell 2000 Value	1,265,625,732	1,126,310,896

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

80	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	81

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200 Growth	$0.20478	$–	$0.00014	$0.20492	100%	–%	0%[a]		100%
Russell Top 200 Value	0.26532	–	0.00019	0.26551	100	–	0	[a]	100
Russell 1000	0.57731	–	0.00513	0.58244	99	–	1		100
Russell 1000 Growth	0.36273	–	0.00117	0.36390	100	–	0	[a]	100
Russell 1000 Value	0.65258	–	0.00847	0.66105	99	–	1		100
Russell 2000	0.34735	–	0.01736	0.36471	95	–	5		100
Russell 2000 Growth	0.20432	–	0.00244	0.20676	99	–	1		100
Russell 2000 Value	0.48387	–	0.02936	0.51323	94	–	6		100

[a]	Rounds to less than 1%.

82	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	83

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

84	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	85

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3594-1010

86	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.Go to www.icsdelivery.com.

2.From the main page, select the first letter of your brokerage firm’s name.

3.Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

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The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-35-0910

2010 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® RUSSELL SERIES

SEPTEMBER 30, 2010

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iShares Russell 3000 Index Fund  |  IWV  |  NYSE Arca

iShares Russell 3000 Growth Index Fund  |  IWZ  |  NYSE Arca

iShares Russell 3000 Value Index Fund  |  IWW  |  NYSE Arca

iShares Russell Microcap Index Fund  |  IWC  |  NYSE Arca

iShares Russell Midcap Index Fund  |  IWR  |  NYSE Arca

iShares Russell Midcap Growth Index Fund  |  IWP  |  NYSE Arca

iShares Russell Midcap Value Index Fund  |  IWS  |  NYSE Arca

Fund Performance Overviews

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of September 30, 2010

	Average Annual Total Returns

	Year Ended 9/30/10			Five Years Ended 9/30/10			Ten Years Ended 9/30/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	10.83%	10.94%	10.96%	0.82%	0.84%	0.92%	(0.05)%	(0.05)%	0.09%
Russell 3000 Growth	12.59%	12.73%	12.81%	1.88%	1.89%	2.08%	(3.41)%	(3.40)%	(3.19)%
Russell 3000 Value	8.94%	9.13%	9.15%	(0.54)%	(0.54)%	(0.39)%	2.75%	2.75%	2.96%

	Cumulative Total Returns

	Year Ended 9/30/10			Five Years Ended 9/30/10			Ten Years Ended 9/30/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell 3000	10.83%	10.94%	10.96%	4.14%	4.26%	4.66%	(0.49)%	(0.52)%	0.95%
Russell 3000 Growth	12.59%	12.73%	12.81%	9.76%	9.81%	10.85%	(29.32)%	(29.26)%	(27.72)%
Russell 3000 Value	8.94%	9.13%	9.15%	(2.65)%	(2.67)%	(1.94)%	31.18%	31.14%	33.83%

“Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Index (the “Index”). The Index measures the performance of the broad U.S. equity market. The Index is a float-adjusted capitalization-weighted index of the largest public issuers domiciled in the U.S. and its territories. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (1.12)%, while the total return for the Index was (1.10)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	21.27%

Financial	16.07

Technology	12.68

Industrial	11.52

Communications	11.25

Energy	10.28

Consumer Cyclical	9.54

Utilities	3.68

Basic Materials	3.54

Diversified	0.04

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.45%

Apple Inc.	2.01

Microsoft Corp.	1.46

General Electric Co.	1.35

Procter & Gamble Co. (The)	1.34

International Business Machines Corp.	1.34

Johnson & Johnson	1.33

AT&T Inc.	1.32

Chevron Corp.	1.27

JPMorgan Chase & Co.	1.18

TOTAL	15.05%

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the growth sector of the broad U.S. equity market. The Growth Index is a subset of the Russell 3000® Index and measures the performance of equity securities of Russell 3000® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2010, the total return for the Growth Fund was (0.16)%, while the total return for the Growth Index was (0.07)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Technology	21.75%

Consumer Non-Cyclical	21.03

Consumer Cyclical	14.48

Industrial	13.14

Communications	11.21

Energy	9.60

Financial	4.34

Basic Materials	4.18

Utilities	0.09

Diversified	0.01

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Exxon Mobil Corp.	4.49%

Apple Inc.	4.00

International Business Machines Corp.	2.66

Google Inc. Class A	1.98

Microsoft Corp.	1.94

Cisco Systems Inc.	1.94

Oracle Corp.	1.59

Hewlett-Packard Co.	1.53

Coca-Cola Co. (The)	1.42

Philip Morris International Inc.	1.35

TOTAL	22.90%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Value Index (the “Value Index”). The Value Index measures the performance of the value sector of the broad U.S. equity market. The Value Index is a subset of the Russell 3000® Index and measures the performance of equity securities of Russell 3000® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2010, the total return for the Value Fund was (2.16)%, while the total return for the Value Index was (2.11)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Financial	27.87%

Consumer Non-Cyclical	21.54

Communications	11.28

Energy	10.92

Industrial	9.89

Utilities	7.29

Consumer Cyclical	4.57

Technology	3.50

Basic Materials	2.90

Diversified	0.07

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
AT&T Inc.	2.64%

Procter & Gamble Co. (The)	2.54

Chevron Corp.	2.41

JPMorgan Chase & Co.	2.37

Johnson & Johnson	2.27

Berkshire Hathaway Inc. Class B	2.24

Pfizer Inc.	2.17

General Electric Co.	2.08

Bank of America Corp.	2.06

Wells Fargo & Co.	1.91

TOTAL	22.69%

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® RUSSELL MICROCAP INDEX FUND

Performance as of September 30, 2010

Average Annual Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.41%	7.26%	7.43%	(2.95)%	(2.99)%	(2.16)%	(2.55)%	(2.59)%	(1.68)%

Cumulative Total Returns

Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.41%	7.26%	7.43%	(13.90)%	(14.10)%	(10.35)%	(12.41)%	(12.59)%	(8.35)%

Index performance reflects the Russell Microcap XTM Index through July 1, 2006 and the Russell Microcap® Index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (8/12/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/16/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

The iShares Russell Microcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap® Index (the “Index”). The Index measures the microcap sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index and includes equity securities issued by issuers with total market capitalizations ranging from approximately $30 million to $374 million, although this range may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was (1.79)%, while the total return for the Index was (1.74)%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.99%

Financial	22.77

Industrial	12.62

Technology	10.96

Consumer Cyclical	10.88

Communications	10.31

Energy	4.55

Basic Materials	3.41

Utilities	1.21

Diversified	0.16

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Terremark Worldwide Inc.	0.27%

Oriental Financial Group Inc.	0.27

OSI Systems Inc.	0.27

Fifth Street Finance Corp.	0.27

Acacia Research Corp.	0.26

Stratasys Inc.	0.25

Buckeye Technologies Inc.	0.25

Pantry Inc. (The)	0.25

Fuel Systems Solutions Inc.	0.24

Radiant Systems Inc.	0.24

TOTAL	2.57%

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of September 30, 2010

	Average Annual Total Returns

	Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	17.33%	17.42%	17.54%	2.47%	2.48%	2.60%	6.12%	6.12%	6.25%
Russell Midcap Growth	18.03%	18.20%	18.27%	2.66%	2.67%	2.86%	4.01%	4.01%	4.24%
Russell Midcap Value	16.70%	16.71%	16.93%	1.86%	1.85%	1.97%	6.95%	6.94%	7.10%

	Cumulative Total Returns

	Year Ended 9/30/10			Five Years Ended 9/30/10			Inception to 9/30/10

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
Russell Midcap	17.33%	17.42%	17.54%	12.97%	13.00%	13.68%	72.77%	72.73%	74.79%
Russell Midcap Growth	18.03%	18.20%	18.27%	14.01%	14.09%	15.16%	43.68%	43.65%	46.59%
Russell Midcap Value	16.70%	16.71%	16.93%	9.68%	9.62%	10.27%	85.69%	85.57%	88.07%

Total returns for the period since inception are calculated from the inception date of each Fund (7/17/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/20/01), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table(s) above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overviews (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of the 800 smallest issuers in the Russell 1000® Index. The Index includes equity securities issued by issuers which range in size between approximately $889 million and $12 billion, although this range may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended September 30, 2010, the total return for the Fund was 2.07%, while the total return for the Index was 2.12%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Financial	18.33%

Consumer Non-Cyclical	17.61

Industrial	13.42

Consumer Cyclical	11.74

Technology	10.67

Energy	8.39

Communications	7.75

Utilities	6.81

Basic Materials	5.02

Diversified	0.13

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Cummins Inc.	0.51%

NetApp Inc.	0.49

Priceline.com Inc.	0.47

H.J. Heinz Co.	0.42

Spectra Energy Corp.	0.41

Xerox Corp.	0.41

Progressive Corp. (The)	0.40

Vornado Realty Trust	0.39

Eaton Corp.	0.39

Avon Products Inc.	0.39

TOTAL	4.28%

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell Midcap® Index and measures the performance of equity securities of Russell Midcap® Index issuers with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the six-month period ended September 30, 2010, the total return for the Growth Fund was 2.87%, while the total return for the Growth Index was 2.95%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.04%

Technology	17.65

Consumer Cyclical	17.34

Industrial	15.81

Communications	9.04

Financial	6.00

Energy	5.98

Basic Materials	5.71

Utilities	0.30

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Cummins Inc.	1.09%

NetApp Inc.	1.03

Priceline.com Inc.	0.99

Avon Products Inc.	0.83

Coach Inc.	0.79

T. Rowe Price Group Inc.	0.78

Crown Castle International Corp.	0.77

Salesforce.com Inc.	0.77

Citrix Systems Inc.	0.76

Intuit Inc.	0.74

TOTAL	8.55%

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overviews (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell Midcap® Index and measures the performance of equity securities of Russell Midcap® Index issuers with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the six-month period ended September 30, 2010, the total return for the Value Fund was 1.32%, while the total return for the Value Index was 1.40%.

PORTFOLIO ALLOCATION As of 9/30/10
Sector	Percentage of Net Assets
Financial	29.32%

Consumer Non-Cyclical	13.64

Utilities	12.62

Industrial	11.28

Energy	10.54

Consumer Cyclical	6.76

Communications	6.61

Technology	4.45

Basic Materials	4.40

Diversified	0.25

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 9/30/10
Security	Percentage of Net Assets
Spectra Energy Corp.	0.78%

Xerox Corp.	0.77

Progressive Corp. (The)	0.75

Consolidated Edison Inc.	0.73

Sempra Energy	0.71

Peabody Energy Corp.	0.71

PPL Corp.	0.70

Noble Energy Inc.	0.70

SunTrust Banks Inc.	0.69

Progress Energy Inc.	0.68

TOTAL	7.22%

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2010 to September 30, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/10 to 9/30/10)
Russell 3000
Actual	$1,000.00	$ 988.80	0.20%	$1.00
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	998.40	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell 3000 Value
Actual	1,000.00	978.40	0.25	1.24
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell Microcap
Actual	1,000.00	982.10	0.60	2.98
Hypothetical (5% return before expenses)	1,000.00	1,022.10	0.60	3.04

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (4/1/10)	Ending Account Value (9/30/10)	Annualized Expense Ratio	Expenses Paid During Period[a] (4/1/10 to 9/30/10)
Russell Midcap
Actual	$1,000.00	$1,020.70	0.20%	$1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.20	1.01
Russell Midcap Growth
Actual	1,000.00	1,028.70	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27
Russell Midcap Value
Actual	1,000.00	1,013.20	0.25	1.26
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.27

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days).

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$4,411,330	0.16%

		4,411,330	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	165,479	11,010,973	0.39
United Technologies Corp.	204,282	14,551,007	0.52
Other securities[a]		28,259,837	1.00

		53,821,817	1.91

AGRICULTURE
Altria Group Inc.	457,051	10,978,365	0.39
Philip Morris International Inc.	405,086	22,692,918	0.81
Other securities[a]		17,761,704	0.63

		51,432,987	1.83

AIRLINES
Other securities[a]		8,416,371	0.30

		8,416,371	0.30

APPAREL
Other securities[a]		18,369,614	0.65

		18,369,614	0.65

AUTO MANUFACTURERS
Other securities[a]		14,250,458	0.51

		14,250,458	0.51

AUTO PARTS & EQUIPMENT
Other securities[a]		12,266,898	0.44

		12,266,898	0.44

BANKS
Bank of America Corp.	2,205,375	28,912,466	1.03
PNC Financial Services Group Inc. (The)[b]	115,321	5,986,313	0.21
U.S. Bancorp	421,095	9,104,074	0.32
Wells Fargo & Co.	1,068,891	26,861,231	0.95
Other securities[a]		51,319,415	1.83

		122,183,499	4.34

BEVERAGES
Coca-Cola Co. (The)	462,587	27,070,591	0.96
PepsiCo Inc.	353,978	23,518,298	0.83
Other securities[a]		9,379,442	0.34

		59,968,331	2.13

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[c]	210,313	$11,590,349	0.41%

Other securities[a]		26,702,831	0.95
		38,293,180	1.36

BUILDING MATERIALS
Other securities[a]		4,623,904	0.16

		4,623,904	0.16

CHEMICALS
Other securities[a]		54,500,914	1.93

		54,500,914	1.93

COAL
Other securities[a]		9,087,222	0.32

		9,087,222	0.32

COMMERCIAL SERVICES
Other securities[a]		53,482,358	1.90

		53,482,358	1.90

COMPUTERS
Apple Inc.[c]	199,806	56,694,952	2.01
EMC Corp.[c]	450,952	9,158,835	0.33
Hewlett-Packard Co.	514,687	21,652,882	0.77
International Business Machines Corp.	281,133	37,711,181	1.34
Other securities[a]		38,554,139	1.36

		163,771,989	5.81

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	631,422	37,866,377	1.34
Other securities[a]		13,718,582	0.49

		51,584,959	1.83

DISTRIBUTION & WHOLESALE
Other securities[a]		9,132,427	0.32

		9,132,427	0.32

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	230,276	9,678,500	0.34
BlackRock Inc.[b]	7,455	1,269,214	0.05
Citigroup Inc.[c]	4,647,979	18,127,118	0.64
Goldman Sachs Group Inc. (The)	113,164	16,361,251	0.58
JPMorgan Chase & Co.	873,186	33,242,191	1.18
Other securities[a]		51,044,917	1.81

		129,723,191	4.60

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$89,919,267	3.19%

		89,919,267	3.19

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		15,453,167	0.55

		15,453,167	0.55

ELECTRONICS
Other securities[a]		25,519,375	0.91

		25,519,375	0.91

ENERGY – ALTERNATE SOURCES
Other securities[a]		2,681,478	0.09

		2,681,478	0.09

ENGINEERING & CONSTRUCTION
Other securities[a]		8,442,352	0.30

		8,442,352	0.30

ENTERTAINMENT
Other securities[a]		4,532,323	0.16

		4,532,323	0.16

ENVIRONMENTAL CONTROL
Other securities[a]		10,053,626	0.36

		10,053,626	0.36

FOOD
Kraft Foods Inc. Class A	352,365	10,873,984	0.39
Other securities[a]		40,421,918	1.43

		51,295,902	1.82

FOREST PRODUCTS & PAPER
Other securities[a]		10,171,250	0.36

		10,171,250	0.36

GAS
Other securities[a]		11,506,861	0.41

		11,506,861	0.41

HAND & MACHINE TOOLS
Other securities[a]		5,039,763	0.18

		5,039,763	0.18

HEALTH CARE – PRODUCTS
Johnson & Johnson	604,357	37,445,960	1.33
Other securities[a]		62,402,022	2.21

		99,847,982	3.54

Security	Shares	Value	% of Net Assets
HEALTH CARE – SERVICES
Other securities[a]		$34,135,749	1.21%

		34,135,749	1.21

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		1,121,103	0.04

		1,121,103	0.04

HOME BUILDERS
Other securities[a]		4,721,760	0.17

		4,721,760	0.17

HOME FURNISHINGS
Other securities[a]		3,235,997	0.12

		3,235,997	0.12

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		14,948,960	0.53

		14,948,960	0.53

HOUSEWARES
Other securities[a]		1,630,611	0.06

		1,630,611	0.06

INSURANCE
Berkshire Hathaway Inc. Class Bc	379,353	31,364,906	1.11
Other securities[a]		87,039,721	3.09

		118,404,627	4.20

INTERNET
Amazon.com Inc.[c]	76,321	11,986,976	0.43
Google Inc. Class Ac	53,563	28,162,890	1.00
Other securities[a]		38,472,937	1.36

		78,622,803	2.79

INVESTMENT COMPANIES
BlackRock Kelso Capital Corp.[b]	14,383	165,405	0.01
PennyMac Mortgage Investment Trust[b]	3,334	59,645	0.00
Other securities[a]		2,631,029	0.09

		2,856,079	0.10

IRON & STEEL
Other securities[a]		9,353,202	0.33

		9,353,202	0.33

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$8,009,520	0.28%

		8,009,520	0.28

LODGING
Other securities[a]		11,377,569	0.40

		11,377,569	0.40

MACHINERY
Caterpillar Inc.	137,749	10,838,091	0.38
Other securities[a]		24,793,971	0.88

		35,632,062	1.26

MACHINERY – DIVERSIFIED
Other securities[a]		129,653	0.00

		129,653	0.00

MANUFACTURING
3M Co.	156,562	13,575,491	0.48
General Electric Co.	2,340,569	38,034,246	1.35
Other securities[a]		49,459,623	1.76

		101,069,360	3.59

MEDIA
Comcast Corp. Class A	617,520	11,164,762	0.40
Walt Disney Co. (The)	430,357	14,249,120	0.51
Other securities[a]		52,809,817	1.87

		78,223,699	2.78

METAL FABRICATE & HARDWARE
Other securities[a]		7,217,997	0.26

		7,217,997	0.26

MINING
Other securities[a]		25,624,963	0.91

		25,624,963	0.91

MISCELLANEOUS – MANUFACTURING
Other securities[a]		98,996	0.00

		98,996	0.00

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		4,097,098	0.15

		4,097,098	0.15

OFFICE FURNISHINGS
Other securities[a]		1,009,978	0.04

		1,009,978	0.04

OIL & GAS
Chevron Corp.	440,336	35,689,233	1.27

Security	Shares	Value	% of Net Assets
ConocoPhillips	326,594	$18,756,293	0.67%
Exxon Mobil Corp.	1,117,762	69,066,514	2.45
Occidental Petroleum Corp.	178,357	13,965,353	0.50
Other securities[a]		82,473,297	2.92

		219,950,690	7.81

OIL & GAS SERVICES
Schlumberger Ltd.	300,377	18,506,227	0.66
Other securities[a]		30,032,989	1.06

		48,539,216	1.72

PACKAGING & CONTAINERS
Other securities[a]		8,051,855	0.29

		8,051,855	0.29

PHARMACEUTICALS
Abbott Laboratories	339,125	17,715,890	0.63
Bristol-Myers Squibb Co.	377,871	10,244,083	0.36
Merck & Co. Inc.	682,306	25,115,684	0.89
Pfizer Inc.	1,765,815	30,319,044	1.08
Other securities[a]		60,858,927	2.16

		144,253,628	5.12

PIPELINES
Other securities[a]		9,336,916	0.33

		9,336,916	0.33

REAL ESTATE
Other securities[a]		3,708,968	0.13

		3,708,968	0.13

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		68,201,290	2.42

		68,201,290	2.42

RETAIL
CVS Caremark Corp.	298,663	9,398,925	0.33
Home Depot Inc. (The)	370,837	11,748,116	0.42
McDonald’s Corp.	235,615	17,555,674	0.62
Wal-Mart Stores Inc.	447,146	23,931,254	0.85
Other securities[a]		104,109,577	3.70

		166,743,546	5.92

SAVINGS & LOANS
Other securities[a]		7,610,296	0.27

		7,610,296	0.27

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Intel Corp.	1,217,189	$23,406,544	0.83%
Other securities[a]		51,370,515	1.82

		74,777,059	2.65

SOFTWARE
Microsoft Corp.	1,681,156	41,171,510	1.46
Oracle Corp.	833,282	22,373,622	0.79
Other securities[a]		50,996,551	1.82

		114,541,683	4.07

STORAGE & WAREHOUSING
Other securities[a]		118,455	0.00

		118,455	0.00

TELECOMMUNICATIONS
AT&T Inc.	1,296,121	37,069,061	1.32
Cisco Systems Inc.[c]	1,249,914	27,373,117	0.97
QUALCOMM Inc.	360,794	16,279,025	0.58
Verizon Communications Inc.	618,082	20,143,292	0.71
Other securities[a]		54,930,920	1.95

		155,795,415	5.53

TEXTILES
Other securities[a]		1,734,866	0.06

		1,734,866	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		3,409,465	0.12

		3,409,465	0.12

TRANSPORTATION
United Parcel Service Inc. Class B	156,593	10,443,187	0.37
Other securities[a]		38,290,704	1.36

		48,733,891	1.73

TRUCKING & LEASING
Other securities[a]		729,959	0.03

		729,959	0.03

WATER
Other securities[a]		2,226,382	0.08

		2,226,382	0.08

TOTAL COMMON STOCKS
(Cost: $3,342,330,985)		2,813,770,161	99.87

Security	Shares	Value	% of Net Assets
WARRANTS

ENERGY – ALTERNATE SOURCES
Other securities[a]		$–	0.00%

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[b,d,e]	38,554,408	38,554,408	1.37
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[b,d,e]	7,814,590	7,814,590	0.27
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[b,d]	2,539,727	2,539,727	0.09

		48,908,725	1.73

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,908,725)		48,908,725	1.73

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,391,239,710)		2,862,678,886	101.60

Other Assets, Less Liabilities		(45,139,446)	(1.60)

NET ASSETS		$2,817,539,440	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$677,613	0.24%

		677,613	0.24

AEROSPACE & DEFENSE
Boeing Co. (The)	26,608	1,770,496	0.63
United Technologies Corp.	36,926	2,630,239	0.94
Other securities[a]		1,424,903	0.52

		5,825,638	2.09

AGRICULTURE
Altria Group Inc.	52,609	1,263,668	0.45
Monsanto Co.	23,614	1,131,819	0.41
Philip Morris International Inc.	67,343	3,772,555	1.35
Other securities[a]		49,373	0.02

		6,217,415	2.23

AIRLINES
Other securities[a]		853,772	0.31

		853,772	0.31

APPAREL
Nike Inc. Class B	15,606	1,250,665	0.45
Other securities[a]		1,821,822	0.65

		3,072,487	1.10

AUTO MANUFACTURERS
Ford Motor Co.[b]	144,188	1,764,861	0.63
Other securities[a]		1,010,244	0.36

		2,775,105	0.99

AUTO PARTS & EQUIPMENT
Other securities[a]		1,896,943	0.68

		1,896,943	0.68

BANKS
Other securities[a]		368,802	0.13

		368,802	0.13

BEVERAGES
Coca-Cola Co. (The)	67,861	3,971,226	1.42
PepsiCo Inc.	40,018	2,658,796	0.95
Other securities[a]		914,802	0.33

		7,544,824	2.70

BIOTECHNOLOGY
Celgene Corp.[b]	19,973	1,150,645	0.41

Security	Shares	Value	% of Net Assets
Other securities[a]		$2,938,724	1.06%

		4,089,369	1.47

BUILDING MATERIALS
Other securities[a]		524,215	0.19

		524,215	0.19

CHEMICALS
Praxair Inc.	13,251	1,196,035	0.43
Other securities[a]		4,935,178	1.77

		6,131,213	2.20

COAL
Other securities[a]		507,160	0.18

		507,160	0.18

COMMERCIAL SERVICES
Visa Inc. Class A	20,206	1,500,498	0.54
Other securities[a]		6,642,862	2.38

		8,143,360	2.92

COMPUTERS
Accenture PLC Class A	26,454	1,124,030	0.40
Apple Inc.[b]	39,359	11,168,116	4.00
EMC Corp.[b]	88,951	1,806,595	0.65
Hewlett-Packard Co.	101,353	4,263,921	1.53
International Business Machines Corp.	55,419	7,433,905	2.66
Other securities[a]		5,030,386	1.81

		30,826,953	11.05

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	17,679	1,358,808	0.49
Other securities[a]		1,398,292	0.50

		2,757,100	0.99

DISTRIBUTION & WHOLESALE
Other securities[a]		1,102,189	0.40

		1,102,189	0.40

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	45,365	1,906,691	0.68
BlackRock Inc.[c]	490	83,422	0.03
Other securities[a]		4,276,358	1.54

		6,266,471	2.25

ELECTRIC
Other securities[a]		250,793	0.09

		250,793	0.09

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	32,461	$1,709,396	0.61%
Other securities[a]		716,251	0.26

		2,425,647	0.87

ELECTRONICS
Other securities[a]		2,965,269	1.06

		2,965,269	1.06

ENERGY – ALTERNATE SOURCES
Other securities[a]		425,909	0.15

		425,909	0.15

ENGINEERING & CONSTRUCTION
Other securities[a]		493,276	0.18

		493,276	0.18

ENTERTAINMENT
Other securities[a]		500,234	0.18

		500,234	0.18

ENVIRONMENTAL CONTROL
Other securities[a]		873,594	0.31

		873,594	0.31

FOOD
Other securities[a]		3,527,711	1.26

		3,527,711	1.26

FOREST PRODUCTS & PAPER
Other securities[a]		664,498	0.24

		664,498	0.24

GAS
Other securities[a]		7,668	0.00

		7,668	0.00

HAND & MACHINE TOOLS
Other securities[a]		376,152	0.13

		376,152	0.13

HEALTH CARE – PRODUCTS
Medtronic Inc.	36,469	1,224,629	0.44
Other securities[a]		9,828,800	3.52

		11,053,429	3.96

HEALTH CARE – SERVICES
Other securities[a]		1,907,742	0.68

		1,907,742	0.68

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		$17,853	0.01%

		17,853	0.01

HOME BUILDERS
Other securities[a]		226,354	0.08

		226,354	0.08

HOME FURNISHINGS
Other securities[a]		343,720	0.12

		343,720	0.12

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,941,957	0.70

		1,941,957	0.70

HOUSEWARES
Other securities[a]		106,432	0.04

		106,432	0.04

INSURANCE
Other securities[a]		2,448,356	0.88

		2,448,356	0.88

INTERNET
Amazon.com Inc.[b]	15,141	2,378,045	0.85
Google Inc. Class Ab	10,529	5,536,043	1.98
Other securities[a]		4,873,908	1.75

		12,787,996	4.58

INVESTMENT COMPANIES
Other securities[a]		856	0.00

		856	0.00

IRON & STEEL
Other securities[a]		948,545	0.34

		948,545	0.34

LEISURE TIME
Other securities[a]		967,134	0.35

		967,134	0.35

LODGING
Other securities[a]		1,663,830	0.60

		1,663,830	0.60

MACHINERY
Caterpillar Inc.	27,179	2,138,444	0.77
Deere & Co.	17,351	1,210,753	0.43
Other securities[a]		2,889,308	1.04

		6,238,505	2.24

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
MANUFACTURING
3M Co.	30,781	$2,669,021	0.96%
General Electric Co.	107,176	1,741,610	0.62
Honeywell International Inc.	33,170	1,457,490	0.52
Other securities[a]		4,561,312	1.64

		10,429,433	3.74

MEDIA
DIRECTV Class Ab	38,374	1,597,510	0.57
Other securities[a]		2,356,283	0.85

		3,953,793	1.42

METAL FABRICATE & HARDWARE
Other securities[a]		1,128,329	0.40

		1,128,329	0.40

MINING
Freeport-McMoRan Copper & Gold Inc.	20,305	1,733,844	0.62
Newmont Mining Corp.	20,638	1,296,273	0.46
Other securities[a]		876,997	0.32

		3,907,114	1.40

MISCELLANEOUS – MANUFACTURING
Other securities[a]		19,171	0.01

		19,171	0.01

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		136,960	0.05

		136,960	0.05

OFFICE FURNISHINGS
Other securities[a]		171,998	0.06

		171,998	0.06

OIL & GAS
ConocoPhillips	24,662	1,416,339	0.51
Exxon Mobil Corp.	202,576	12,517,171	4.49
Other securities[a]		5,497,815	1.96

		19,431,325	6.96

OIL & GAS SERVICES
Halliburton Co.	39,233	1,297,435	0.47
Schlumberger Ltd.	51,493	3,172,484	1.14
Other securities[a]		1,678,575	0.59

		6,148,494	2.20

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$535,991	0.19%

		535,991	0.19

PHARMACEUTICALS
Abbott Laboratories	60,126	3,140,982	1.13
Express Scripts Inc.[b]	23,772	1,157,696	0.41
Gilead Sciences Inc.[b]	36,284	1,292,073	0.46
Other securities[a]		5,914,291	2.12

		11,505,042	4.12

PIPELINES
Other securities[a]		269,559	0.10

		269,559	0.10

REAL ESTATE
Other securities[a]		485,513	0.17

		485,513	0.17

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		2,505,091	0.90

		2,505,091	0.90

RETAIL
Costco Wholesale Corp.	19,103	1,231,952	0.44
Home Depot Inc. (The)	73,342	2,323,475	0.83
McDonald’s Corp.	46,464	3,462,033	1.24
Target Corp.	31,917	1,705,645	0.61
Wal-Mart Stores Inc.	53,206	2,847,585	1.02
Walgreen Co.	38,616	1,293,636	0.46
Other securities[a]		13,351,335	4.80

		26,215,661	9.40

SAVINGS & LOANS
Other securities[a]		35,546	0.01

		35,546	0.01

SEMICONDUCTORS
Intel Corp.	164,303	3,159,547	1.13
Other securities[a]		7,893,605	2.83

		11,053,152	3.96

SOFTWARE
Microsoft Corp.	221,419	5,422,551	1.94
Oracle Corp.	164,876	4,426,921	1.59
Other securities[a]		8,824,312	3.16

		18,673,784	6.69

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Cisco Systems Inc.[b]	246,765	$5,404,153	1.94%
QUALCOMM Inc.	70,805	3,194,722	1.15
Other securities[a]		5,263,848	1.88

		13,862,723	4.97

TEXTILES
Other securities[a]		18,764	0.01

		18,764	0.01

TOYS, GAMES & HOBBIES
Other securities[a]		471,405	0.17

		471,405	0.17

TRANSPORTATION
United Parcel Service Inc. Class B	30,893	2,060,254	0.74
Other securities[a]		2,727,316	0.98

		4,787,570	1.72

TRUCKING & LEASING
Other securities[a]		29,864	0.01

		29,864	0.01

TOTAL COMMON STOCKS
(Cost: $280,933,980)		278,520,371	99.83

WARRANTS

ENERGY – ALTERNATE SOURCES
Other securities[a]		–	0.00

		–	0.00

TELECOMMUNICATIONS
Other securities[a]		–	0.00

		–	0.00

TOTAL WARRANTS
(Cost: $0)		–	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[c,d,e]	3,442,104	3,442,104	1.24

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[c,d,e]	697,680	$697,680	0.25%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[c,d]	259,013	259,013	0.09

		4,398,797	1.58

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,398,797)		4,398,797	1.58

TOTAL INVESTMENTS IN SECURITIES
(Cost: $285,332,777)		282,919,168	101.41

Other Assets, Less Liabilities		(3,923,829)	(1.41)

NET ASSETS		$278,995,339	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$206,332	0.07%

		206,332	0.07

AEROSPACE & DEFENSE
Other securities[a]		5,123,825	1.74

		5,123,825	1.74

AGRICULTURE
Other securities[a]		4,192,912	1.42

		4,192,912	1.42

AIRLINES
Other securities[a]		863,126	0.29

		863,126	0.29

APPAREL
Other securities[a]		569,073	0.19

		569,073	0.19

AUTO MANUFACTURERS
Other securities[a]		38,070	0.01

		38,070	0.01

AUTO PARTS & EQUIPMENT
Other securities[a]		562,839	0.19

		562,839	0.19

BANKS
Bank of America Corp.	461,546	6,050,868	2.06
Bank of New York Mellon Corp. (The)	55,608	1,453,037	0.49
PNC Financial Services Group Inc. (The)[b]	24,108	1,251,446	0.43
U.S. Bancorp	88,114	1,905,025	0.65
Wells Fargo & Co.	223,858	5,625,552	1.91
Other securities[a]		8,963,464	3.05

		25,249,392	8.59

BEVERAGES
Coca-Cola Co. (The)	24,526	1,435,261	0.49
PepsiCo Inc.	31,463	2,090,402	0.71
Other securities[a]		995,376	0.34

		4,521,039	1.54

BIOTECHNOLOGY
Amgen Inc.[c]	44,043	2,427,210	0.83

Security	Shares	Value	% of Net Assets
Other securities[a]		$1,255,755	0.42%

		3,682,965	1.25

BUILDING MATERIALS
Other securities[a]		416,078	0.14

		416,078	0.14

CHEMICALS
Dow Chemical Co. (The)	52,967	1,454,474	0.49
E.I. du Pont de Nemours and Co.	27,194	1,213,396	0.41
Other securities[a]		2,260,944	0.78

		4,928,814	1.68

COAL
Other securities[a]		1,360,817	0.46

		1,360,817	0.46

COMMERCIAL SERVICES
Other securities[a]		2,620,486	0.89

		2,620,486	0.89

COMPUTERS
Other securities[a]		1,487,524	0.51

		1,487,524	0.51

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	124,544	7,468,904	2.54
Other securities[a]		424,905	0.14

		7,893,809	2.68

DISTRIBUTION & WHOLESALE
Other securities[a]		759,669	0.26

		759,669	0.26

DIVERSIFIED FINANCIAL SERVICES
BlackRock Inc.[b]	1,057	179,954	0.06
Citigroup Inc.[c]	972,975	3,794,602	1.29
Goldman Sachs Group Inc. (The)	23,676	3,423,076	1.16
JPMorgan Chase & Co.	183,042	6,968,409	2.37
Morgan Stanley	43,662	1,077,578	0.37
Other securities[a]		5,041,186	1.72

		20,484,805	6.97

ELECTRIC
Dominion Resources Inc.	27,302	1,192,005	0.41
Duke Energy Corp.	60,115	1,064,637	0.36

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
Exelon Corp.	30,271	$1,288,939	0.44%
NextEra Energy Inc.	18,979	1,032,268	0.35
Southern Co.	37,794	1,407,449	0.48
Other securities[a]		12,579,249	4.27

		18,564,547	6.31

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		648,079	0.22

		648,079	0.22

ELECTRONICS
Other securities[a]		2,193,222	0.75

		2,193,222	0.75

ENERGY – ALTERNATE SOURCES
Other securities[a]		115,923	0.04

		115,923	0.04

ENGINEERING & CONSTRUCTION
Other securities[a]		1,237,622	0.42

		1,237,622	0.42

ENTERTAINMENT
Other securities[a]		409,913	0.14

		409,913	0.14

ENVIRONMENTAL CONTROL
Other securities[a]		1,201,274	0.41

		1,201,274	0.41

FOOD
Kraft Foods Inc. Class A	73,743	2,275,709	0.77
Other securities[a]		4,702,508	1.60

		6,978,217	2.37

FOREST PRODUCTS & PAPER
Other securities[a]		1,427,733	0.49

		1,427,733	0.49

GAS
Other securities[a]		2,394,645	0.81

		2,394,645	0.81

HAND & MACHINE TOOLS
Other securities[a]		638,970	0.22

		638,970	0.22

HEALTH CARE – PRODUCTS
Johnson & Johnson	107,850	6,682,386	2.27
Other securities[a]		2,522,529	0.86

		9,204,915	3.13

Security	Shares	Value	% of Net Assets
HEALTH CARE – SERVICES
UnitedHealth Group Inc.	52,164	$1,831,478	0.62%
WellPoint Inc.[c]	18,277	1,035,209	0.35
Other securities[a]		2,266,884	0.78

		5,133,571	1.75

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		220,406	0.07

		220,406	0.07

HOME BUILDERS
Other securities[a]		748,819	0.25

		748,819	0.25

HOME FURNISHINGS
Other securities[a]		298,193	0.10

		298,193	0.10

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,093,368	0.37

		1,093,368	0.37

HOUSEWARES
Other securities[a]		244,769	0.08

		244,769	0.08

INSURANCE
Berkshire Hathaway Inc. Class Bc	79,564	6,578,352	2.24
Prudential Financial Inc.	21,275	1,152,680	0.39
Other securities[a]		14,432,728	4.91

		22,163,760	7.54

INTERNET
Other securities[a]		2,825,374	0.96

		2,825,374	0.96

INVESTMENT COMPANIES
BlackRock Kelso Capital Corp.[b]	3,086	35,489	0.01
PennyMac Mortgage Investment Trust[b]	764	13,668	0.00
Other securities[a]		560,083	0.20

		609,240	0.21

IRON & STEEL
Other securities[a]		954,586	0.32

		954,586	0.32

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$642,207	0.22%

		642,207	0.22

LODGING
Other securities[a]		604,149	0.21

		604,149	0.21

MACHINERY
Other securities[a]		812,593	0.28

		812,593	0.28

MACHINERY – DIVERSIFIED
Other securities[a]		26,814	0.01

		26,814	0.01

MANUFACTURING
General Electric Co.	377,203	6,129,549	2.08
Other securities[a]		3,962,735	1.35

		10,092,284	3.43

MEDIA
Comcast Corp. Class A	129,333	2,338,341	0.80
News Corp. Class A NVS	82,818	1,081,603	0.37
Time Warner Inc.	41,476	1,271,239	0.43
Walt Disney Co. (The)	90,066	2,982,085	1.01
Other securities[a]		4,553,577	1.55

		12,226,845	4.16

METAL FABRICATE & HARDWARE
Other securities[a]		288,489	0.10

		288,489	0.10

MINING
Other securities[a]		1,221,775	0.42

		1,221,775	0.42

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		714,330	0.24

		714,330	0.24

OFFICE FURNISHINGS
Other securities[a]		26,515	0.01

		26,515	0.01

OIL & GAS
Anadarko Petroleum Corp.	22,674	1,293,552	0.44
Apache Corp.	16,739	1,636,405	0.56
Chevron Corp.	87,510	7,092,685	2.41
ConocoPhillips	42,219	2,424,637	0.82

Security	Shares	Value	% of Net Assets
Devon Energy Corp.	20,482	$1,326,005	0.45%
Exxon Mobil Corp.	19,014	1,174,875	0.40
Occidental Petroleum Corp.	29,759	2,330,130	0.79
Other securities[a]		8,134,412	2.77

		25,412,701	8.64

OIL & GAS SERVICES
Other securities[a]		3,560,878	1.21

		3,560,878	1.21

PACKAGING & CONTAINERS
Other securities[a]		1,122,996	0.38

		1,122,996	0.38

PHARMACEUTICALS
Bristol-Myers Squibb Co.	78,965	2,140,741	0.73
Eli Lilly and Co.	35,891	1,311,098	0.45
Merck & Co. Inc.	143,439	5,279,990	1.80
Pfizer Inc.	371,068	6,371,238	2.17
Other securities[a]		2,922,599	0.98

		18,025,666	6.13

PIPELINES
Other securities[a]		1,660,735	0.56

		1,660,735	0.56

REAL ESTATE
Other securities[a]		266,987	0.09

		266,987	0.09

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		11,634,379	3.96

		11,634,379	3.96

RETAIL
CVS Caremark Corp.	55,513	1,746,994	0.59
Wal-Mart Stores Inc.	37,102	1,985,699	0.68
Other securities[a]		3,378,507	1.15

		7,111,200	2.42

SAVINGS & LOANS
Other securities[a]		1,554,653	0.53

		1,554,653	0.53

SEMICONDUCTORS
Intel Corp.	80,638	1,550,669	0.53
Other securities[a]		2,399,104	0.81

		3,949,773	1.34

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
SOFTWARE
Microsoft Corp.	116,583	$2,855,118	0.97%
Other securities[a]		1,276,177	0.43

		4,131,295	1.40

STORAGE & WAREHOUSING
Other securities[a]		25,648	0.01

		25,648	0.01

TELECOMMUNICATIONS
AT&T Inc.	271,851	7,774,939	2.64
Corning Inc.	62,557	1,143,542	0.39
Verizon Communications Inc.	130,014	4,237,156	1.44
Other securities[a]		4,768,370	1.63

		17,924,007	6.10

TEXTILES
Other securities[a]		338,627	0.12

		338,627	0.12

TOYS, GAMES & HOBBIES
Other securities[a]		210,264	0.07

		210,264	0.07

TRANSPORTATION
Norfolk Southern Corp.	16,942	1,008,218	0.34
Union Pacific Corp.	20,319	1,662,094	0.57
Other securities[a]		2,473,225	0.84

		5,143,537	1.75

TRUCKING & LEASING
Other securities[a]		124,798	0.04

		124,798	0.04

WATER
Other securities[a]		469,080	0.16

		469,080	0.16

TOTAL COMMON STOCKS
(Cost: $378,329,716)		293,591,946	99.83

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[b,d,e]	3,679,505	3,679,505	1.25

Security	Shares	Value	% of Net Assets
BlackRock Cash
Funds: Prime,
SL Agency Shares
0.29%[b,d,e]	745,798	$745,798	0.26%
BlackRock Cash
Funds: Treasury,
SL Agency Shares
0.13%[b,d]	237,988	237,988	0.08

		4,663,291	1.59

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,663,291)		4,663,291	1.59

TOTAL INVESTMENTS IN SECURITIES
(Cost: $382,993,007)		298,255,237	101.42

Other Assets, Less Liabilities		(4,173,881)	(1.42)

NET ASSETS		$294,081,356	100.00%

NVS – Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Affiliated issuer. See Note 2.
[c]	Non-income earning security.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$775,776	0.20%

		775,776	0.20

AEROSPACE & DEFENSE
Other securities[a]		2,073,944	0.55

		2,073,944	0.55

AGRICULTURE
Other securities[a]		646,123	0.17

		646,123	0.17

AIRLINES
Other securities[a]		1,281,440	0.34

		1,281,440	0.34

APPAREL
Other securities[a]		2,872,419	0.76

		2,872,419	0.76

AUTO MANUFACTURERS
Wabash National Corp.[b]	112,450	909,720	0.24
Other securities[a]		596,560	0.16

		1,506,280	0.40

AUTO PARTS & EQUIPMENT
ATC Technology Corp.[b]	33,708	833,936	0.22
Fuel Systems Solutions Inc.[b]	23,599	922,957	0.24
Other securities[a]		3,974,868	1.05

		5,731,761	1.51

BANKS
Boston Private Financial Holdings Inc.	127,300	832,542	0.22
Oriental Financial Group Inc.	76,255	1,014,191	0.27
Other securities[a]		31,676,537	8.36

		33,523,270	8.85

BEVERAGES
Other securities[a]		999,370	0.26

		999,370	0.26

BIOTECHNOLOGY
ARIAD Pharmaceuticals Inc.[b]	189,777	724,948	0.19
Micromet Inc.[b,c]	135,060	907,603	0.24

Security	Shares	Value	% of Net Assets
Sequenom Inc.[b]	125,489	$879,678	0.23%
Other securities[a]		10,810,578	2.86

		13,322,807	3.52

BUILDING MATERIALS
Other securities[a]		2,827,923	0.75

		2,827,923	0.75

CHEMICALS
Other securities[a]		5,011,879	1.32

		5,011,879	1.32

COAL
Other securities[a]		405,667	0.11

		405,667	0.11

COMMERCIAL SERVICES
Bowne & Co. Inc.	65,865	746,250	0.20
Dollar Financial Corp.[b]	41,173	859,280	0.23
Exponent Inc.[b]	23,564	791,515	0.21
VirnetX Holding Corp.[c]	59,521	873,768	0.23
Other securities[a]		16,063,341	4.24

		19,334,154	5.11

COMPUTERS
Quantum Corp.[b]	358,907	760,883	0.20
Radiant Systems Inc.[b]	53,936	922,306	0.24
Stratasys Inc.[b]	34,462	955,287	0.25
Other securities[a]		11,504,377	3.04

		14,142,853	3.73

COSMETICS & PERSONAL CARE
Elizabeth Arden Inc.[b]	39,588	791,364	0.21
Other securities[a]		551,493	0.14

		1,342,857	0.35

DISTRIBUTION & WHOLESALE
Other securities[a]		2,213,538	0.58

		2,213,538	0.58

DIVERSIFIED FINANCIAL SERVICES
MarketAxess Holdings Inc.	45,028	764,575	0.20
Other securities[a]		6,574,253	1.74

		7,338,828	1.94

ELECTRIC
Other securities[a]		1,235,732	0.33

		1,235,732	0.33

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$3,884,388	1.03%

		3,884,388	1.03

ELECTRONICS
OSI Systems Inc.[b]	27,672	1,005,047	0.27
Other securities[a]		10,408,207	2.74

		11,413,254	3.01

ENERGY – ALTERNATE SOURCES
Other securities[a]		2,213,053	0.59

		2,213,053	0.59

ENGINEERING & CONSTRUCTION
Other securities[a]		1,893,577	0.50

		1,893,577	0.50

ENTERTAINMENT
Shuffle Master Inc.[b]	88,464	743,982	0.20
Other securities[a]		1,419,145	0.37

		2,163,127	0.57

ENVIRONMENTAL CONTROL
Other securities[a]		2,679,139	0.71

		2,679,139	0.71

FOOD
B&G Foods Inc. Class A	79,620	869,451	0.23
Other securities[a]		2,840,867	0.75

		3,710,318	0.98

FOREST PRODUCTS & PAPER
Buckeye Technologies Inc.	64,164	943,853	0.25
KapStone Paper and Packaging Corp.[b]	63,736	773,755	0.20
Other securities[a]		944,945	0.25

		2,662,553	0.70

GAS
Other securities[a]		713,186	0.19

		713,186	0.19

HAND & MACHINE TOOLS
Other securities[a]		330,170	0.09

		330,170	0.09

HEALTH CARE – PRODUCTS
SonoSite Inc.[b]	24,830	832,053	0.22

Security	Shares	Value	% of Net Assets
Other securities[a]		$16,401,694	4.33%

		17,233,747	4.55

HEALTH CARE – SERVICES
Air Methods Corp.[b]	18,329	762,120	0.20
Other securities[a]		5,707,477	1.51

		6,469,597	1.71

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		596,829	0.16

		596,829	0.16

HOME BUILDERS
Other securities[a]		2,534,333	0.67

		2,534,333	0.67

HOME FURNISHINGS
Other securities[a]		2,382,668	0.63

		2,382,668	0.63

HOUSEHOLD PRODUCTS & WARES
Ennis Inc.	44,367	793,726	0.21
Other securities[a]		2,239,443	0.59

		3,033,169	0.80

HOUSEWARES
Other securities[a]		613,221	0.16

		613,221	0.16

INSURANCE
Other securities[a]		9,460,463	2.50

		9,460,463	2.50

INTERNET
RightNow Technologies Inc.[b]	36,444	717,947	0.19
Terremark Worldwide Inc.[b]	100,505	1,039,222	0.27
Other securities[a]		14,756,725	3.90

		16,513,894	4.36

INVESTMENT COMPANIES
Fifth Street Finance Corp.	90,134	1,004,093	0.27
MCG Capital Corp.	128,679	751,485	0.20
PennyMac Mortgage Investment Trust[d]	28,855	516,216	0.14
Other securities[a]		6,372,125	1.67

		8,643,919	2.28

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$1,309,612	0.35%

		1,309,612	0.35

LEISURE TIME
Other securities[a]		1,087,073	0.29

		1,087,073	0.29

LODGING
Other securities[a]		1,095,743	0.29

		1,095,743	0.29

MACHINERY
Other securities[a]		5,024,170	1.33

		5,024,170	1.33

MANUFACTURING
Other securities[a]		4,421,893	1.17

		4,421,893	1.17

MEDIA
Acacia Research Corp.[b]	56,760	998,976	0.26
Other securities[a]		4,970,446	1.32

		5,969,422	1.58

METAL FABRICATE & HARDWARE
Ladish Co. Inc.[b]	25,784	802,656	0.21
Other securities[a]		3,089,190	0.82

		3,891,846	1.03

MINING
US Gold Corp.[b]	149,550	743,264	0.20
Other securities[a]		3,199,111	0.84

		3,942,375	1.04

OIL & GAS
Kodiak Oil & Gas Corp.[b]	244,980	830,482	0.22
Other securities[a]		9,791,815	2.59

		10,622,297	2.81

OIL & GAS SERVICES
Other securities[a]		3,963,542	1.05

		3,963,542	1.05

PACKAGING & CONTAINERS
Other securities[a]		584,456	0.15

		584,456	0.15

PHARMACEUTICALS
NPS Pharmaceuticals Inc.[b]	112,441	769,096	0.20

Security	Shares	Value	% of Net Assets
Rigel Pharmaceuticals Inc.[b]	89,072	$749,096	0.20%
Other securities[a]		19,430,503	5.13

		20,948,695	5.53

REAL ESTATE
Other securities[a]		2,758,271	0.73

		2,758,271	0.73

REAL ESTATE INVESTMENT TRUSTS
Associated Estates Realty Corp.[c]	55,175	771,346	0.20
FelCor Lodging Trust Inc.[b]	161,785	744,211	0.20
Glimcher Realty Trust	137,324	844,543	0.22
Other securities[a]		12,078,472	3.19

		14,438,572	3.81

RETAIL
Biglari Holdings Inc.[b]	2,458	807,822	0.21
Pantry Inc. (The)[b]	38,628	931,321	0.25
Other securities[a]		14,510,427	3.83

		16,249,570	4.29

SAVINGS & LOANS
Other securities[a]		10,038,543	2.65

		10,038,543	2.65

SEMICONDUCTORS
Entropic Communications Inc.[b]	93,054	893,318	0.24
Kulicke and Soffa Industries Inc.[b]	114,303	707,536	0.19
MIPS Technologies Inc. Class Ab	76,843	747,682	0.20
Other securities[a]		12,389,241	3.26

		14,737,777	3.89

SHIPBUILDING
Other securities[a]		182,935	0.05

		182,935	0.05

SOFTWARE
Bottomline Technologies Inc.[b]	52,372	804,434	0.21
Computer Programs and Systems Inc.	16,978	722,753	0.19
Omnicell Inc.[b]	54,083	707,406	0.19

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
Other securities[a]		$10,383,928	2.74%

		12,618,521	3.33

TELECOMMUNICATIONS
Alaska Communications Systems Group Inc.	76,133	772,750	0.20
Consolidated Communications Holdings Inc.	42,522	793,886	0.21
General Communication Inc. Class Ab	78,037	778,029	0.21
Other securities[a]		13,435,623	3.55

		15,780,288	4.17

TEXTILES
Other securities[a]		288,200	0.08

		288,200	0.08

TOYS, GAMES & HOBBIES
RC2 Corp.[b]	36,411	762,810	0.20
Other securities[a]		399,155	0.11

		1,161,965	0.31

TRANSPORTATION
Other securities[a]		7,967,497	2.10

		7,967,497	2.10

TRUCKING & LEASING
Other securities[a]		605,149	0.16

		605,149	0.16

WATER
Other securities[a]		2,638,781	0.70

		2,638,781	0.70

TOTAL COMMON STOCKS
(Cost: $473,068,337)		378,058,419	99.86

CONVERTIBLE NOTES

BIOTECHNOLOGY
Other securities[a]		–	0.00

		–	0.00

TOTAL CONVERTIBLE NOTES
(Cost: $636)		–	0.00

Security	Shares	Value	% of Net Assets
RIGHTS

BIOTECHNOLOGY
Other securities[a]		$2,345	0.00%

		2,345	0.00

OIL & GAS
Other securities[a]		10,536	0.00

		10,536	0.00

PHARMACEUTICALS
Other securities[a]		5	0.00

		5	0.00

TOTAL RIGHTS
(Cost: $898)		12,886	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[d,e,f]	26,081,158	26,081,158	6.89
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[d,e,f]	5,286,387	5,286,387	1.39
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[d,e]	1,201,693	1,201,693	0.32

		32,569,238	8.60

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,569,238)		32,569,238	8.60

TOTAL INVESTMENTS IN SECURITIES
(Cost: $505,639,109)		410,640,543	108.46

Other Assets, Less Liabilities		(32,035,921)	(8.46)

NET ASSETS		$378,604,622	100.00%

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

September 30, 2010

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$10,942,229	0.20%

		10,942,229	0.20

AEROSPACE & DEFENSE
Other securities[a]		56,775,693	1.06

		56,775,693	1.06

AGRICULTURE
Lorillard Inc.	232,402	18,664,204	0.35
Other securities[a]		12,972,546	0.24

		31,636,750	0.59

AIRLINES
Other securities[a]		45,705,819	0.85

		45,705,819	0.85

APPAREL
Coach Inc.	463,827	19,926,008	0.37
Other securities[a]		31,388,825	0.59

		51,314,833	0.96

AUTO MANUFACTURERS
Other securities[a]		8,940,292	0.17

		8,940,292	0.17

AUTO PARTS & EQUIPMENT
Other securities[a]		37,438,581	0.70

		37,438,581	0.70

BANKS
SunTrust Banks Inc.	759,954	19,629,612	0.37
Other securities[a]		127,571,890	2.38

		147,201,502	2.75

BEVERAGES
Other securities[a]		62,452,057	1.17

		62,452,057	1.17

BIOTECHNOLOGY
Other securities[a]		63,644,328	1.19

		63,644,328	1.19

BUILDING MATERIALS
Other securities[a]		22,940,780	0.43

		22,940,780	0.43

CHEMICALS
Ecolab Inc.	354,810	18,003,059	0.34
PPG Industries Inc.	252,868	18,408,790	0.34

Security	Shares	Value	% of Net Assets
Other securities[a]		$114,133,477	2.13%

		150,545,326	2.81

COAL
Peabody Energy Corp.	408,599	20,025,437	0.37
Other securities[a]		38,272,492	0.72

		58,297,929	1.09

COMMERCIAL SERVICES
Western Union Co.	1,021,842	18,055,948	0.34
Other securities[a]		149,999,420	2.80

		168,055,368	3.14

COMPUTERS
NetApp Inc.[b]	523,541	26,067,106	0.49
Other securities[a]		94,672,290	1.76

		120,739,396	2.25

COSMETICS & PERSONAL CARE
Avon Products Inc.	649,817	20,865,624	0.39
Other securities[a]		15,468,462	0.29

		36,334,086	0.68

DISTRIBUTION & WHOLESALE
Other securities[a]		48,854,984	0.91

		48,854,984	0.91

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	391,536	18,531,399	0.35
T. Rowe Price Group Inc.	394,591	19,755,198	0.37
Other securities[a]		136,506,839	2.54

		174,793,436	3.26

ELECTRIC
Consolidated Edison Inc.	427,545	20,616,220	0.38
Edison International	495,339	17,034,708	0.32
FirstEnergy Corp.	463,363	17,858,010	0.33
PPL Corp.	731,090	19,907,581	0.37
Progress Energy Inc.	436,560	19,391,995	0.36
Xcel Energy Inc.	698,689	16,048,886	0.30
Other securities[a]		184,026,978	3.45

		294,884,378	5.51

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		27,998,872	0.52

		27,998,872	0.52

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ELECTRONICS
Agilent Technologies Inc.[b]	529,248	$17,661,006	0.33%
Other securities[a]		88,565,750	1.65

		106,226,756	1.98

ENERGY – ALTERNATE SOURCES
Other securities[a]		15,467,878	0.29

		15,467,878	0.29

ENGINEERING & CONSTRUCTION
Other securities[a]		48,536,500	0.91

		48,536,500	0.91

ENTERTAINMENT
Other securities[a]		20,752,726	0.39

		20,752,726	0.39

ENVIRONMENTAL CONTROL
Other securities[a]		33,628,942	0.63

		33,628,942	0.63

FOOD
H.J. Heinz Co.	479,710	22,723,863	0.42
Other securities[a]		127,147,803	2.38

		149,871,666	2.80

FOREST PRODUCTS & PAPER
Other securities[a]		55,561,004	1.04

		55,561,004	1.04

GAS
Sempra Energy	375,393	20,196,144	0.38
Other securities[a]		39,222,968	0.73

		59,419,112	1.11

HAND & MACHINE TOOLS
Other securities[a]		29,975,770	0.56

		29,975,770	0.56

HEALTH CARE – PRODUCTS
Intuitive Surgical Inc.[b]	59,554	16,897,852	0.32
Other securities[a]		124,176,342	2.31

		141,074,194	2.63

HEALTH CARE – SERVICES
Other securities[a]		90,089,419	1.68

		90,089,419	1.68

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		$6,988,260	0.13%

		6,988,260	0.13

HOME BUILDERS
Other securities[a]		27,499,214	0.51

		27,499,214	0.51

HOME FURNISHINGS
Other securities[a]		16,137,018	0.30

		16,137,018	0.30

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		55,476,552	1.04

		55,476,552	1.04

HOUSEWARES
Other securities[a]		10,193,014	0.19

		10,193,014	0.19

INSURANCE
Aon Corp.[c]	409,597	16,019,339	0.30
Marsh & McLennan Companies Inc.	821,574	19,816,365	0.37
Progressive Corp. (The)	1,016,678	21,218,070	0.40
Other securities[a]		240,490,479	4.49

		297,544,253	5.56

INTERNET
Priceline.com Inc.[b]	72,061	25,101,729	0.47
Other securities[a]		96,525,857	1.80

		121,627,586	2.27

INVESTMENT COMPANIES
Other securities[a]		4,569,237	0.09

		4,569,237	0.09

IRON & STEEL
Other securities[a]		45,115,080	0.84

		45,115,080	0.84

LEISURE TIME
Other securities[a]		19,831,800	0.37

		19,831,800	0.37

LODGING
Other securities[a]		56,001,885	1.05

		56,001,885	1.05

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
MACHINERY
Cummins Inc.	304,220	$27,556,248	0.51%
Other securities[a]		76,426,572	1.43
		103,982,820	1.94

MANUFACTURING
Eaton Corp.	254,100	20,960,709	0.39
Ingersoll-Rand PLC	489,441	17,477,938	0.33
Parker Hannifin Corp.	244,823	17,152,299	0.32
Other securities[a]		105,445,560	1.97
		161,036,506	3.01

MEDIA
CBS Corp. Class B NVS	1,034,254	16,403,269	0.31
Discovery Communications Inc. Series Ab,c	432,267	18,825,228	0.35
Other securities[a]		82,178,308	1.53
		117,406,805	2.19

METAL FABRICATE & HARDWARE
Other securities[a]		9,975,630	0.19
		9,975,630	0.19

MINING
Other securities[a]		17,595,689	0.33
		17,595,689	0.33

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.	2,096,316	21,696,871	0.41
Other securities[a]		6,735,341	0.12
		28,432,212	0.53

OIL & GAS
Murphy Oil Corp.	291,096	18,024,664	0.34
Noble Energy Inc.	264,767	19,881,354	0.37
Other securities[a]		212,373,105	3.96
		250,279,123	4.67

OIL & GAS SERVICES
Weatherford International Ltd.[b]	1,125,375	19,243,913	0.36
Other securities[a]		58,788,243	1.10
		78,032,156	1.46

PACKAGING & CONTAINERS
Other securities[a]		51,475,654	0.96
		51,475,654	0.96

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Mead Johnson Nutrition Co. Class A	310,922	$17,694,571	0.33%
Other securities[a]		126,687,513	2.37
		144,382,084	2.70

PIPELINES
Spectra Energy Corp.	983,405	22,175,783	0.41
Other securities[a]		25,142,230	0.47
		47,318,013	0.88

REAL ESTATE
Other securities[a]		19,413,991	0.36
		19,413,991	0.36

REAL ESTATE INVESTMENT TRUSTS
Annaly Capital Management Inc.[c]	942,484	16,587,718	0.31
Boston Properties Inc.	211,377	17,569,656	0.33
Equity Residential[c]	429,721	20,441,828	0.38
HCP Inc.[c]	469,862	16,905,635	0.32
Vornado Realty Trust	245,252	20,976,404	0.39
Other securities[a]		210,732,582	3.93
		303,213,823	5.66

RETAIL
Bed Bath & Beyond Inc.[b]	400,187	17,372,118	0.32
Other securities[a]		236,489,180	4.42
		253,861,298	4.74

SAVINGS & LOANS
Other securities[a]		35,075,361	0.65
		35,075,361	0.65

SEMICONDUCTORS
Other securities[a]		203,987,409	3.81
		203,987,409	3.81

SOFTWARE
Citrix Systems Inc.[b]	282,392	19,270,430	0.36
Intuit Inc.[b]	426,453	18,682,906	0.35
Salesforce.com Inc.[b]	173,812	19,432,182	0.36
Other securities[a]		160,788,077	3.00
		218,173,595	4.07

TELECOMMUNICATIONS
CenturyLink Inc.	456,729	18,022,526	0.34

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
Crown Castle International Corp.[b]	441,508	$19,492,578	0.36%
Qwest Communications International Inc.	2,640,352	16,555,007	0.31
Other securities[a]		111,148,347	2.08

		165,218,458	3.09

TEXTILES
Other securities[a]		10,091,836	0.19

		10,091,836	0.19

TOYS, GAMES & HOBBIES
Other securities[a]		21,791,641	0.41

		21,791,641	0.41

TRANSPORTATION
C.H. Robinson Worldwide Inc.	252,206	17,634,244	0.33
Other securities[a]		46,368,366	0.86

		64,002,610	1.19

TRUCKING & LEASING
Other securities[a]		2,064,890	0.04

		2,064,890	0.04

WATER
Other securities[a]		10,448,861	0.19

		10,448,861	0.19

TOTAL COMMON STOCKS
(Cost: $ 5,332,054,576)		5,348,344,970	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[d,e,f]	197,221,372	197,221,372	3.68
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[d,e,f]	39,974,782	39,974,782	0.75

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[d,e]	5,327,324	$5,327,324	0.10%

		242,523,478	4.53

TOTAL SHORT-TERM INVESTMENTS
(Cost: $242,523,478)		242,523,478	4.53

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,574,578,054)		5,590,868,448	104.40

Other Assets, Less Liabilities		(235,833,542)	(4.40)

NET ASSETS		$5,355,034,906	100.00%

NVS – Non-Voting Shares

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$8,758,387	0.32%

		8,758,387	0.32

AEROSPACE & DEFENSE
Other securities[a]		21,752,242	0.79

		21,752,242	0.79

AIRLINES
Delta Air Lines Inc.[b]	1,308,922	15,235,852	0.55
Other securities[a]		15,747,154	0.57

		30,983,006	1.12

APPAREL
Coach Inc.	506,260	21,748,930	0.79
Other securities[a]		22,477,176	0.81

		44,226,106	1.60

AUTO MANUFACTURERS
Other securities[a]		9,612,525	0.35

		9,612,525	0.35

AUTO PARTS & EQUIPMENT
Other securities[a]		27,269,197	0.99

		27,269,197	0.99

BANKS
Other securities[a]		1,133,511	0.04

		1,133,511	0.04

BEVERAGES
Other securities[a]		32,679,569	1.18

		32,679,569	1.18

BIOTECHNOLOGY
Other securities[a]		59,102,517	2.14

		59,102,517	2.14

BUILDING MATERIALS
Other securities[a]		16,116,177	0.58

		16,116,177	0.58

CHEMICALS
Ecolab Inc.	387,205	19,646,782	0.71
Other securities[a]		83,628,850	3.03

		103,275,632	3.74

COAL
Other securities[a]		18,254,207	0.66

		18,254,207	0.66

Security	Shares	Value	% of Net Assets
COMMERCIAL SERVICES
Western Union Co.	1,115,289	$19,707,157	0.71%
Other securities[a]		113,868,788	4.13

		133,575,945	4.84

COMPUTERS
NetApp Inc.[b]	571,725	28,466,188	1.03
SanDisk Corp.[b,c]	381,633	13,986,849	0.51
Other securities[a]		48,285,704	1.75

		90,738,741	3.29

COSMETICS & PERSONAL CARE
Avon Products Inc.	710,772	22,822,889	0.83
Other securities[a]		12,805,293	0.46

		35,628,182	1.29

DISTRIBUTION & WHOLESALE
W.W. Grainger Inc.	102,905	12,257,015	0.44
Other securities[a]		17,841,361	0.65

		30,098,376	1.09

DIVERSIFIED FINANCIAL SERVICES
Intercontinental- Exchange Inc.[b]	122,904	12,870,507	0.47
T. Rowe Price Group Inc.	430,648	21,560,392	0.78
Other securities[a]		47,927,460	1.74

		82,358,359	2.99

ELECTRIC
Other securities[a]		8,398,734	0.30

		8,398,734	0.30

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		12,167,885	0.44

		12,167,885	0.44

ELECTRONICS
Agilent Technologies Inc.[b]	577,700	19,277,849	0.70
Amphenol Corp. Class A	288,483	14,129,897	0.51
Other securities[a]		54,676,626	1.98

		88,084,372	3.19

ENERGY - ALTERNATE SOURCES
First Solar Inc.[b,c]	92,189	13,584,049	0.49
Other securities[a]		184,842	0.01

		13,768,891	0.50

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
Other securities[a]		$16,183,564	0.59%

		16,183,564	0.59

ENTERTAINMENT
Other securities[a]		15,759,201	0.57

		15,759,201	0.57

ENVIRONMENTAL CONTROL
Other securities[a]		24,187,898	0.88

		24,187,898	0.88

FOOD
Other securities[a]		50,380,492	1.83

		50,380,492	1.83

FOREST PRODUCTS & PAPER
International Paper Co.	564,491	12,277,679	0.45
Other securities[a]		6,679,989	0.24

		18,957,668	0.69

HAND & MACHINE TOOLS
Other securities[a]		10,409,324	0.38

		10,409,324	0.38

HEALTH CARE - PRODUCTS
C.R. Bard Inc.	158,151	12,878,236	0.47
Edwards Lifesciences Corp.[b]	188,484	12,637,852	0.46
Intuitive Surgical Inc.[b]	64,960	18,431,750	0.67
Varian Medical Systems Inc.[b]	205,450	12,429,725	0.45
Other securities[a]		53,897,053	1.95

		110,274,616	4.00

HEALTH CARE - SERVICES
Laboratory Corp. of America Holdings[b]	173,469	13,605,174	0.49
Other securities[a]		45,858,218	1.67

		59,463,392	2.16

HOME BUILDERS
Other securities[a]		8,140,528	0.29

		8,140,528	0.29

HOME FURNISHINGS
Other securities[a]		9,949,792	0.36

		9,949,792	0.36

Security	Shares	Value	% of Net Assets
HOUSEHOLD PRODUCTS & WARES
Clorox Co. (The)	220,450	$14,717,242	0.53%
Other securities[a]		23,038,371	0.84

		37,755,613	1.37

HOUSEWARES
Other securities[a]		2,921,430	0.11

		2,921,430	0.11

INSURANCE
Marsh & McLennan Companies Inc.	827,980	19,970,877	0.72
Other securities[a]		11,345,434	0.42

		31,316,311	1.14

INTERNET
Akamai Technologies Inc.[b]	301,327	15,120,589	0.55
F5 Networks Inc.[b]	132,825	13,788,563	0.50
McAfee Inc.[b]	259,630	12,270,114	0.44
Priceline.com Inc.[b]	78,730	27,424,808	0.99
Other securities[a]		38,414,256	1.40

		107,018,330	3.88

IRON & STEEL
Cliffs Natural Resources Inc.	225,231	14,396,766	0.52
Other securities[a]		13,253,409	0.48

		27,650,175	1.00

LEISURE TIME
Other securities[a]		17,441,371	0.63

		17,441,371	0.63

LODGING
Marriott International Inc. Class A	450,748	16,150,301	0.59
Starwood Hotels & Resorts Worldwide Inc.	314,787	16,542,057	0.60
Other securities[a]		11,815,388	0.42

		44,507,746	1.61

MACHINERY
Cummins Inc.	332,705	30,136,419	1.09
Rockwell Automation Inc.	236,988	14,629,269	0.53

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
Other securities[a]		$49,417,087	1.79%

		94,182,775	3.41

MANUFACTURING
Cooper Industries PLC	278,537	13,628,815	0.49
Other securities[a]		58,884,586	2.14

		72,513,401	2.63

MEDIA
Discovery Communications Inc. Series Ab	345,450	15,044,348	0.55
McGraw-Hill Companies Inc. (The)	368,416	12,179,833	0.44
Other securities[a]		20,554,875	0.74

		47,779,056	1.73

METAL FABRICATE & HARDWARE
Other securities[a]		6,723,743	0.24

		6,723,743	0.24

MINING
Other securities[a]		7,684,324	0.28

		7,684,324	0.28

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		5,252,980	0.19

		5,252,980	0.19

OIL & GAS
Other securities[a]		86,319,516	3.13

		86,319,516	3.13

OIL & GAS SERVICES
FMC Technologies Inc.[b]	202,113	13,802,297	0.50
Other securities[a]		30,204,332	1.10

		44,006,629	1.60

PACKAGING & CONTAINERS
Other securities[a]		18,498,854	0.67

		18,498,854	0.67

PHARMACEUTICALS
AmerisourceBergen Corp.	469,450	14,393,337	0.52
Hospira Inc.[b]	275,266	15,692,915	0.57
Other securities[a]		59,108,363	2.14

		89,194,615	3.23

Security	Shares	Value	% of Net Assets
PIPELINES
Other securities[a]		$2,662,591	0.10%

		2,662,591	0.10

REAL ESTATE
Other securities[a]		18,087,004	0.66

		18,087,004	0.66

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		31,666,567	1.15

		31,666,567	1.15

RETAIL
Bed Bath & Beyond Inc.[b]	436,823	18,962,487	0.69
O’Reilly Automotive Inc.[b]	229,703	12,220,200	0.44
Other securities[a]		187,849,646	6.81

		219,032,333	7.94

SAVINGS & LOANS
Other securities[a]		882,949	0.03

		882,949	0.03

SEMICONDUCTORS
Altera Corp.	501,253	15,117,790	0.55
Analog Devices Inc.	495,032	15,534,104	0.56
Marvell Technology Group Ltd.[b]	898,456	15,731,965	0.57
Other securities[a]		135,033,317	4.90

		181,417,176	6.58

SOFTWARE
BMC Software Inc.[b]	301,963	12,223,462	0.44
Citrix Systems Inc.[b]	308,352	21,041,940	0.76
Intuit Inc.[b]	465,470	20,392,241	0.74
Paychex Inc.	536,252	14,741,568	0.53
Red Hat Inc.[b]	313,754	12,863,914	0.47
Salesforce.com Inc.[b]	190,035	21,245,913	0.77
Other securities[a]		107,000,131	3.88

		209,509,169	7.59

TELECOMMUNICATIONS
Crown Castle International Corp.[b]	481,934	21,277,386	0.77
Other securities[a]		64,458,176	2.34

		85,735,562	3.11

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
TEXTILES
Other securities[a]		$579,264	0.02%

		579,264	0.02

TOYS, GAMES & HOBBIES
Other securities[a]		17,842,397	0.65

		17,842,397	0.65

TRANSPORTATION
C.H. Robinson Worldwide Inc.	275,257	19,245,969	0.70
Expeditors International of Washington Inc.	353,687	16,350,950	0.59
Other securities[a]		18,938,049	0.69

		54,534,968	1.98

TRUCKING & LEASING
Other securities[a]		633,341	0.02

		633,341	0.02

TOTAL COMMON STOCKS
(Cost: $2,599,645,634)		2,755,039,226	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[d,e,f]	137,092,637	137,092,637	4.97
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[d,e,f]	27,787,294	27,787,294	1.01
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[d,e]	2,515,745	2,515,745	0.09

		167,395,676	6.07

TOTAL SHORT-TERM INVESTMENTS
(Cost: $167,395,676)		167,395,676	6.07

	Value	% of Net Assets
TOTAL INVESTMENTS IN SECURITIES (Cost: $2,767,041,310)	$2,922,434,902	105.94%

Other Assets, Less Liabilities	(163,928,363)	(5.94)

NET ASSETS	$2,758,506,539	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments (Unaudited)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$3,092,826	0.10%

		3,092,826	0.10

AEROSPACE & DEFENSE
L-3 Communications
Holdings Inc.	184,948	13,366,192	0.45
Other securities[a]		25,339,532	0.85

		38,705,724	1.30

AGRICULTURE
Bunge Ltd.[b]	230,351	13,627,565	0.46
Lorillard Inc.	244,253	19,615,959	0.66

		33,243,524	1.12

AIRLINES
Southwest Airlines Co.	1,031,370	13,480,006	0.45
Other securities[a]		4,774,016	0.16

		18,254,022	0.61

APPAREL
Other securities[a]		11,404,051	0.38

		11,404,051	0.38

AUTO MANUFACTURERS
Other securities[a]		151,119	0.01

		151,119	0.01

AUTO PARTS & EQUIPMENT
Other securities[a]		13,220,259	0.44

		13,220,259	0.44

BANKS
Fifth Third Bancorp	1,270,054	15,278,750	0.51
Regions Financial Corp.	2,006,891	14,590,098	0.49
SunTrust Banks Inc.	798,771	20,632,255	0.69
Other securities[a]		103,420,973	3.47

		153,922,076	5.16

BEVERAGES
Other securities[a]		34,247,533	1.15

		34,247,533	1.15

BIOTECHNOLOGY
Other securities[a]		9,974,514	0.34

		9,974,514	0.34

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$8,578,280	0.29%

		8,578,280	0.29

CHEMICALS
PPG Industries Inc.	222,188	16,175,286	0.54
Other securities[a]		42,799,106	1.44

		58,974,392	1.98
COAL
Peabody Energy Corp.	429,502	21,049,893	0.71
Other securities[a]		22,744,780	0.76

		43,794,673	1.47

COMMERCIAL SERVICES
Other securities[a]		48,086,087	1.61

		48,086,087	1.61

COMPUTERS
Other securities[a]		39,778,232	1.33

		39,778,232	1.33

COSMETICS & PERSONAL CARE
Other securities[a]		3,992,029	0.13

		3,992,029	0.13

DISTRIBUTION & WHOLESALE
Other securities[a]		22,611,673	0.76

		22,611,673	0.76

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	328,777	15,561,015	0.52
Discover Financial Services	868,993	14,494,803	0.49
Other securities[a]		74,497,333	2.50

		104,553,151	3.51

ELECTRIC
Consolidated Edison Inc.	450,563	21,726,148	0.73
Edison International	520,613	17,903,881	0.60
FirstEnergy Corp.	487,101	18,772,873	0.63
PPL Corp.	770,491	20,980,470	0.70
Progress Energy Inc.	458,876	20,383,272	0.68
Xcel Energy Inc.	734,344	16,867,882	0.57
Other securities[a]		185,783,043	6.23

		302,417,569	10.14

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$17,668,945	0.59%

		17,668,945	0.59

ELECTRONICS
Other securities[a]		26,956,964	0.90

		26,956,964	0.90

ENERGY – ALTERNATE SOURCES
Other securities[a]		3,044,585	0.10

		3,044,585	0.10

ENGINEERING & CONSTRUCTION
Fluor Corp.	268,473	13,297,468	0.45
Other securities[a]		22,153,565	0.74

		35,451,033	1.19

ENTERTAINMENT
Other securities[a]		6,696,645	0.22

		6,696,645	0.22

ENVIRONMENTAL CONTROL
Other securities[a]		12,144,594	0.41

		12,144,594	0.41

FOOD
ConAgra Foods Inc.	640,062	14,042,960	0.47
H.J. Heinz Co.	298,141	14,122,939	0.47
Other securities[a]		81,042,786	2.72

		109,208,685	3.66

FOREST PRODUCTS & PAPER
Weyerhaeuser Co.	855,506	13,482,775	0.45
Other securities[a]		26,699,609	0.90

		40,182,384	1.35

GAS
Sempra Energy	395,547	21,280,429	0.71
Other securities[a]		41,452,601	1.39

		62,733,030	2.10

HAND & MACHINE TOOLS
Stanley Black & Decker Inc.	256,301	15,706,125	0.53
Other securities[a]		5,902,653	0.20

		21,608,778	0.73

HEALTH CARE – PRODUCTS
Boston Scientific Corp.[c]	2,422,985	14,852,898	0.50

Security	Shares	Value	% of Net Assets
Other securities[a]		$27,276,988	0.91%

		42,129,886	1.41

HEALTH CARE – SERVICES
Humana Inc.[c]	271,962	13,663,371	0.46
Other securities[a]		23,993,487	0.80

		37,656,858	1.26

HOLDING COMPANIES – DIVERSIFIED
Other securities[a]		7,356,284	0.25

		7,356,284	0.25

HOME BUILDERS
Other securities[a]		21,115,304	0.71

		21,115,304	0.71

HOME FURNISHINGS
Other securities[a]		7,516,012	0.25

		7,516,012	0.25

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		22,204,945	0.75

		22,204,945	0.75

HOUSEWARES
Other securities[a]		7,917,685	0.27

		7,917,685	0.27

INSURANCE
Aon Corp.	430,507	16,837,129	0.56
CIGNA Corp.	442,103	15,818,445	0.53
Hartford Financial Services Group Inc. (The)	650,036	14,918,326	0.50
Progressive Corp. (The)	1,071,269	22,357,384	0.75
Other securities[a]		213,176,549	7.16

		283,107,833	9.50

INTERNET
Other securities[a]		24,923,506	0.84

		24,923,506	0.84

INVESTMENT COMPANIES
Other securities[a]		4,790,089	0.16

		4,790,089	0.16

IRON & STEEL
Other securities[a]		20,847,142	0.70

		20,847,142	0.70

SUMMARY SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$4,044,574	0.14%

		4,044,574	0.14

LODGING
Other securities[a]		16,127,914	0.54

		16,127,914	0.54

MACHINERY
Other securities[a]		18,697,066	0.63

		18,697,066	0.63

MANUFACTURING
Eaton Corp.	197,915	16,326,008	0.55
Ingersoll-Rand PLC	514,371	18,368,188	0.62
ITT Corp.	293,222	13,731,586	0.46
Other securities[a]		51,250,027	1.71

		99,675,809	3.34

MEDIA
CBS Corp. Class B NVS	957,233	15,181,715	0.51
Other securities[a]		62,228,487	2.09

		77,410,202	2.60

METAL FABRICATE & HARDWARE
Other securities[a]		4,038,142	0.14

		4,038,142	0.14

MINING
Other securities[a]		11,104,622	0.37

		11,104,622	0.37

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.	2,203,578	22,807,033	0.77
Other securities[a]		2,002,194	0.06

		24,809,227	0.83

OIL & GAS
Murphy Oil Corp.	269,872	16,710,474	0.56
Noble Energy Inc.	279,034	20,952,663	0.70
Valero Energy Corp.	903,584	15,821,756	0.53
Other securities[a]		126,996,258	4.26

		180,481,151	6.05

OIL & GAS SERVICES
Other securities[a]		39,704,468	1.33

		39,704,468	1.33

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$36,477,933	1.22%

		36,477,933	1.22

PHARMACEUTICALS
Forest Laboratories Inc.[c]	456,277	14,112,648	0.47
Mead Johnson Nutrition Co. Class A	282,033	16,050,498	0.54
Other securities[a]		35,805,839	1.20

		65,968,985	2.21

PIPELINES
Spectra Energy Corp.	1,035,421	23,348,745	0.78
Other securities[a]		23,878,107	0.80

		47,226,852	1.58

REAL ESTATE
Other securities[a]		2,963,877	0.10

		2,963,877	0.10

REAL ESTATE INVESTMENT TRUSTS
Annaly Capital Management Inc.[b]	990,344	17,430,054	0.58
AvalonBay Communities Inc.	132,602	13,781,326	0.46
Boston Properties Inc.	222,137	18,464,028	0.62
Equity Residential[b]	423,183	20,130,815	0.68
HCP Inc.	495,461	17,826,687	0.60
Host Hotels & Resorts Inc.[b]	1,051,757	15,229,441	0.51
Vornado Realty Trust	234,894	20,090,484	0.67
Other securities[a]		165,828,304	5.57

		288,781,139	9.69

RETAIL
Macy’s Inc.	607,721	14,032,278	0.47
Other securities[a]		42,592,704	1.43

		56,624,982	1.90

SAVINGS & LOANS
Other securities[a]		36,065,564	1.21

		36,065,564	1.21

SEMICONDUCTORS
Other securities[a]		40,196,128	1.35

		40,196,128	1.35

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

September 30, 2010

Security	Shares	Value	% of Net Assets
SOFTWARE
Other securities[a]		$27,922,736	0.94%

		27,922,736	0.94
TELECOMMUNICATIONS
CenturyLink Inc.	480,021	18,941,629	0.64
Qwest Communications International Inc.	2,774,339	17,395,106	0.58
Other securities[a]		55,139,754	1.85

		91,476,489	3.07
TEXTILES
Other securities[a]		10,061,796	0.34

		10,061,796	0.34
TOYS, GAMES & HOBBIES
Other securities[a]		5,743,172	0.19

		5,743,172	0.19
TRANSPORTATION
Other securities[a]		14,856,002	0.50

		14,856,002	0.50
TRUCKING & LEASING
Other securities[a]		1,556,482	0.05

		1,556,482	0.05
WATER
Other securities[a]		10,980,677	0.37

		10,980,677	0.37

TOTAL COMMON STOCKS
(Cost: $3,265,432,644)		2,977,258,910	99.87

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%[d,e,f]	104,383,088	104,383,088	3.50
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%[d,e,f]	21,157,399	21,157,399	0.71

Security	Shares	Value	% of Net Assets
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%[d,e]	2,800,915	$2,800,915	0.09%

		128,341,402	4.30

TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,341,402)		128,341,402	4.30

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,393,774,046)		3,105,600,312	104.17

Other Assets, Less Liabilities		(124,329,096)	(4.17)

NET ASSETS		$2,981,271,216	100.00%

NVS	– Non-Voting Shares

a	Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2010.
b	All or a portion of this security represents a security on loan. See Note 5.
c	Non-income earning security.
d	Affiliated issuer. See Note 2.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	45

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

September 30, 2010

	iShares Russell 3000 Index Fund	iShares Russell 3000 Growth Index Fund	iShares Russell 3000 Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$3,333,020,111	$280,838,709	$376,446,198
Affiliated issuers (Note 2)	58,219,599	4,494,068	6,546,809

Total cost of investments	$3,391,239,710	$285,332,777	$382,993,007

Investments in securities, at fair value (including securities on loana) (Note 1): Unaffiliated issuers	$2,806,289,584	$278,436,949	$292,111,389
Affiliated issuers (Note 2)	56,389,302	4,482,219	6,143,848

Total fair value of investments	2,862,678,886	282,919,168	298,255,237
Receivables:
Investment securities sold	2,330,127	65,174	15,618
Dividends and interest	3,500,280	259,571	455,676

Total Assets	2,868,509,293	283,243,913	298,726,531

LIABILITIES
Payables:
Investment securities purchased	4,133,736	52,951	160,359
Collateral for securities on loan (Note 5)	46,368,998	4,139,784	4,425,303
Capital shares redeemed	10,904	—	—
Investment advisory fees (Note 2)	456,215	55,839	59,513

Total Liabilities	50,969,853	4,248,574	4,645,175

NET ASSETS	$2,817,539,440	$278,995,339	$294,081,356

Net assets consist of:
Paid-in capital	$3,647,519,657	$381,415,705	$470,270,232
Undistributed net investment income	958,412	75,250	106,673
Accumulated net realized loss	(302,377,805)	(100,082,007)	(91,557,779)
Net unrealized depreciation	(528,560,824)	(2,413,609)	(84,737,770)

NET ASSETS	$2,817,539,440	$278,995,339	$294,081,356

Shares outstanding[b]	41,750,000	6,650,000	3,800,000

Net asset value per share	$67.49	$41.95	$77.39

[a]	Securities on loan with values of $44,910,541, $4,021,757 and $4,303,449, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2010

	iShares Russell Microcap Index Fund	iShares Russell Midcap Index Fund	iShares Russell Midcap Growth Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$472,520,471	$5,332,054,576	$2,599,645,634
Affiliated issuers (Note 2)	33,118,638	242,523,478	167,395,676

Total cost of investments	$505,639,109	$5,574,578,054	$2,767,041,310

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$377,555,089	$5,348,344,970	$2,755,039,226
Affiliated issuers (Note 2)	33,085,454	242,523,478	167,395,676

Total fair value of investments	410,640,543	5,590,868,448	2,922,434,902
Receivables:
Investment securities sold	1,316,422	2,277,775	1,895,964
Dividends and interest	524,440	6,216,136	1,558,548
Capital shares sold	–	10,358	17,128

Total Assets	412,481,405	5,599,372,717	2,925,906,542

LIABILITIES
Payables:
Investment securities purchased	2,334,355	6,184,459	1,948,026
Securities related to in-kind transactions (Note 4)	–	73,208	–
Collateral for securities on loan (Note 5)	31,367,545	237,196,154	164,879,931
Capital shares redeemed	–	9,893	29,633
Investment advisory fees (Note 2)	174,883	874,097	542,413

Total Liabilities	33,876,783	244,337,811	167,400,003

NET ASSETS	$378,604,622	$5,355,034,906	$2,758,506,539

Net assets consist of:
Paid-in capital	$547,756,125	$5,734,756,645	$3,227,366,978
Undistributed net investment income	59,822	1,101,687	167,150
Accumulated net realized loss	(74,212,759)	(397,113,820)	(624,421,181)
Net unrealized appreciation (depreciation)	(94,998,566)	16,290,394	155,393,592

NET ASSETS	$378,604,622	$5,355,034,906	$2,758,506,539

Shares outstanding[b]	9,000,000	59,250,000	55,350,000

Net asset value per share	$42.07	$90.38	$49.84

[a]	Securities on loan with values of $29,330,590, $231,643,392 and $161,167,794, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

September 30, 2010

iShares Russell Midcap Value Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$3,265,432,644
Affiliated issuers (Note 2)	128,341,402

Total cost of investments	$3,393,774,046

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,977,258,910
Affiliated issuers (Note 2)	128,341,402

Total fair value of investments	3,105,600,312
Receivables:
Investment securities sold	580,389
Dividends and interest	4,902,178
Capital shares sold	12,930

Total Assets	3,111,095,809

LIABILITIES
Payables:
Investment securities purchased	3,682,085
Securities related to in-kind transactions (Note 4)	2,747
Collateral for securities on loan (Note 5)	125,540,487
Capital shares redeemed	10,331
Investment advisory fees (Note 2)	588,943

Total Liabilities	129,824,593

NET ASSETS	$2,981,271,216

Net assets consist of:
Paid-in capital	$3,862,207,253
Undistributed net investment income	830,716
Accumulated net realized loss	(593,593,019)
Net unrealized depreciation	(288,173,734)

NET ASSETS	$2,981,271,216

Shares outstanding[b]	73,800,000

Net asset value per share	$40.40

[a]	Securities on loan with values of $122,567,436. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares Russell 3000 Index Fund	iShares Russell 3000 Growth Index Fund	iShares Russell 3000 Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$28,328,414	$2,187,379	$3,716,425
Dividends from affiliated issuers (Note 2)	46,335	1,016	9,110
Interest from affiliated issuers (Note 2)	2,155	215	259
Securities lending income from affiliated issuers (Note 2)	267,959	24,689	21,845

Total investment income	28,644,863	2,213,299	3,747,639

EXPENSES
Investment advisory fees (Note 2)	2,884,190	357,574	393,815

Total expenses	2,884,190	357,574	393,815

Net investment income	25,760,673	1,855,725	3,353,824

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(56,069,171)	(15,952,410)	(13,069,375)
Investments in affiliated issuers (Note 2)	58,169	(1,486)	56,712
In-kind redemptions	36,140,423	2,240,850	4,002,413

Net realized loss	(19,870,579)	(13,713,046)	(9,010,250)

Net change in unrealized appreciation/depreciation	(50,214,378)	9,423,315	(4,462,367)

Net realized and unrealized loss	(70,084,957)	(4,289,731)	(13,472,617)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(44,324,284)	$(2,434,006)	$(10,118,793)

[a]	Net of foreign withholding tax of $4,816, $444 and $523, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2010

	iShares Russell Microcap Index Fund	iShares Russell Midcap Index Fund	iShares Russell Midcap Growth Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$2,164,701	$50,836,689	$15,593,689
Dividends from affiliated issuers (Note 2)	10,435	–	–
Interest from affiliated issuers (Note 2)	392	4,066	2,119
Securities lending income from affiliated issuers (Note 2)	745,042	802,134	405,419

Total investment income	2,920,570	51,642,889	16,001,227

EXPENSES
Investment advisory fees (Note 2)	1,241,461	5,362,692	3,645,672

Total expenses	1,241,461	5,362,692	3,645,672

Net investment income	1,679,109	46,280,197	12,355,555

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(24,779,937)	(81,832,358)	(147,468,783)
Investments in affiliated issuers (Note 2)	7,587	–	–
In-kind redemptions	27,686,895	148,006,188	114,375,412

Net realized gain (loss)	2,914,545	66,173,830	(33,093,371)

Net change in unrealized appreciation/depreciation	(24,140,557)	(12,603,089)	54,018,967

Net realized and unrealized gain (loss)	(21,226,012)	53,570,741	20,925,596

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,546,903)	$99,850,938	$33,281,151

[a]	Net of foreign withholding tax of $584, $7,461 and $8,284, respectively.

See notes to financial statements.

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended September 30, 2010

iShares Russell Midcap Value Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$36,417,261
Interest from affiliated issuers (Note 2)	2,156
Securities lending income from affiliated issuers (Note 2)	516,744

Total investment income	36,936,161

EXPENSES
Investment advisory fees (Note 2)	3,497,913

Total expenses	3,497,913

Net investment income	33,438,248

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(88,525,071)
In-kind redemptions	105,286,492

Net realized gain	16,761,421

Net change in unrealized appreciation/depreciation	(27,681,079)

Net realized and unrealized loss	(10,919,658)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,518,590

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$25,760,673	$53,295,607	$1,855,725	$4,616,188
Net realized loss	(19,870,579)	(4,675,921)	(13,713,046)	(54,333,111)
Net change in unrealized appreciation/depreciation	(50,214,378)	1,099,798,765	9,423,315	181,883,558

Net increase (decrease) in net assets resulting from operations	(44,324,284)	1,148,418,451	(2,434,006)	132,166,635

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(25,598,499)	(52,742,679)	(1,865,620)	(4,596,882)

Total distributions to shareholders	(25,598,499)	(52,742,679)	(1,865,620)	(4,596,882)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	150,721,059	649,233,872	–	49,855,725
Cost of shares redeemed	(319,027,911)	(923,872,649)	(44,644,612)	(149,601,036)

Net decrease in net assets from capital share transactions	(168,306,852)	(274,638,777)	(44,644,612)	(99,745,311)

INCREASE (DECREASE) IN NET ASSETS	(238,229,635)	821,036,995	(48,944,238)	27,824,442

NET ASSETS
Beginning of period	3,055,769,075	2,234,732,080	327,939,577	300,115,135

End of period	$2,817,539,440	$3,055,769,075	$278,995,339	$327,939,577

Undistributed net investment income included in net assets at end of period	$958,412	$796,238	$75,250	$85,145

SHARES ISSUED AND REDEEMED
Shares sold	2,250,000	11,050,000	–	1,400,000
Shares redeemed	(4,850,000)	(15,150,000)	(1,100,000)	(4,150,000)

Net decrease in shares outstanding	(2,600,000)	(4,100,000)	(1,100,000)	(2,750,000)

See notes to financial statements.

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 3000 Value Index Fund		iShares Russell Microcap Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$3,353,824	$7,968,625	$1,679,109	$2,641,607
Net realized gain (loss)	(9,010,250)	(37,234,944)	2,914,545	(4,481,455)
Net change in unrealized appreciation/depreciation	(4,462,367)	176,851,317	(24,140,557)	142,509,757

Net increase (decrease) in net assets resulting from operations	(10,118,793)	147,584,998	(19,546,903)	140,669,909

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(3,320,299)	(7,895,493)	(1,680,850)	(2,638,087)

Total distributions to shareholders	(3,320,299)	(7,895,493)	(1,680,850)	(2,638,087)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,679,686	95,240,589	207,794,956	321,272,842
Cost of shares redeemed	(76,343,387)	(130,836,657)	(238,151,744)	(237,490,639)

Net increase (decrease) in net assets from capital share transactions	(64,663,701)	(35,596,068)	(30,356,788)	83,782,203

INCREASE (DECREASE) IN NET ASSETS	(78,102,793)	104,093,437	(51,584,541)	221,814,025

NET ASSETS
Beginning of period	372,184,149	268,090,712	430,189,163	208,375,138

End of period	$294,081,356	$372,184,149	$378,604,622	$430,189,163

Undistributed net investment income included in net assets at end of period	$106,673	$73,148	$59,822	$61,563

SHARES ISSUED AND REDEEMED
Shares sold	150,000	1,450,000	4,700,000	8,500,000
Shares redeemed	(1,000,000)	(1,850,000)	(5,700,000)	(6,350,000)

Net increase (decrease) in shares outstanding	(850,000)	(400,000)	(1,000,000)	2,150,000

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$46,280,197	$71,964,501	$12,355,555	$24,678,061
Net realized gain (loss)	66,173,830	(124,802,175)	(33,093,371)	(355,688,254)
Net change in unrealized appreciation/depreciation	(12,603,089)	2,199,484,821	54,018,967	1,439,501,170

Net increase in net assets resulting from operations	99,850,938	2,146,647,147	33,281,151	1,108,490,977

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(46,086,870)	(71,157,778)	(12,584,150)	(24,312,375)

Total distributions to shareholders	(46,086,870)	(71,157,778)	(12,584,150)	(24,312,375)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	334,899,266	865,542,556	196,014,237	1,014,696,369
Cost of shares redeemed	(533,773,713)	(874,894,892)	(697,885,898)	(540,898,006)

Net increase (decrease) in net assets from capital share transactions	(198,874,447)	(9,352,336)	(501,871,661)	473,798,363

INCREASE (DECREASE) IN NET ASSETS	(145,110,379)	2,066,137,033	(481,174,660)	1,557,976,965

NET ASSETS
Beginning of period	5,500,145,285	3,434,008,252	3,239,681,199	1,681,704,234

End of period	$5,355,034,906	$5,500,145,285	$2,758,506,539	$3,239,681,199

Undistributed net investment income included in net assets at end of period	$1,101,687	$908,360	$167,150	$395,745

SHARES ISSUED AND REDEEMED
Shares sold	3,750,000	11,300,000	4,050,000	24,150,000
Shares redeemed	(6,050,000)	(13,050,000)	(15,250,000)	(13,250,000)

Net increase (decrease) in shares outstanding	(2,300,000)	(1,750,000)	(11,200,000)	10,900,000

See notes to financial statements.

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Value Index Fund
	Six months ended September 30, 2010 (Unaudited)	Year ended March 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$33,438,248	$55,991,187
Net realized gain (loss)	16,761,421	(241,015,037)
Net change in unrealized appreciation/depreciation	(27,681,079)	1,466,751,430

Net increase in net assets resulting from operations	22,518,590	1,281,727,580

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(32,672,921)	(55,925,798)

Total distributions to shareholders	(32,672,921)	(55,925,798)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,316,887,669	1,781,683,346
Cost of shares redeemed	(1,159,882,666)	(1,918,605,982)

Net increase (decrease) in net assets from capital share transactions	157,005,003	(136,922,636)

INCREASE IN NET ASSETS	146,850,672	1,088,879,146

NET ASSETS
Beginning of period	2,834,420,544	1,745,541,398

End of period	$2,981,271,216	$2,834,420,544

Undistributed net investment income included in net assets at end of period	$830,716	$65,389

SHARES ISSUED AND REDEEMED
Shares sold	33,700,000	54,650,000
Shares redeemed	(30,150,000)	(57,200,000)

Net increase (decrease) in shares outstanding	3,550,000	(2,550,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$68.90	$46.12	$76.26	$82.61	$75.57	$67.26

Income from investment operations:
Net investment income	0.59 [a]	1.12 [a]	1.36 [a]	1.39 [a]	1.31 [a]	1.16
Net realized and unrealized gain (loss)[b]	(1.41)	22.78	(30.20)	(6.35)	7.00	8.26

Total from investment operations	(0.82)	23.90	(28.84)	(4.96)	8.31	9.42

Less distributions from:
Net investment income	(0.59)	(1.12)	(1.30)	(1.39)	(1.27)	(1.11)

Total distributions	(0.59)	(1.12)	(1.30)	(1.39)	(1.27)	(1.11)

Net asset value, end of period	$67.49	$68.90	$46.12	$76.26	$82.61	$75.57

Total return	(1.12)%[c]	52.12%	(38.14)%	(6.15)%	11.10%	14.10%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,817,539	$3,055,769	$2,234,732	$2,718,702	$2,928,652	$2,180,115
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.79%	1.87%	2.23%	1.64%	1.68%	1.62%
Portfolio turnover rate[e]	4%	6%	7%	8%	6%	5%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$42.31	$28.58	$44.21	$45.35	$43.06	$38.01

Income from investment operations:
Net investment income	0.26 [a]	0.51 [a]	0.49 [a]	0.43 [a]	0.42 [a]	0.32
Net realized and unrealized gain (loss)[b]	(0.35)	13.75	(15.67)	(1.14)	2.26	5.04

Total from investment operations	(0.09)	14.26	(15.18)	(0.71)	2.68	5.36

Less distributions from:
Net investment income	(0.27)	(0.53)	(0.45)	(0.43)	(0.39)	(0.31)

Total distributions	(0.27)	(0.53)	(0.45)	(0.43)	(0.39)	(0.31)

Net asset value, end of period	$41.95	$42.31	$28.58	$44.21	$45.35	$43.06

Total return	(0.16)%[c]	50.11%	(34.48)%	(1.64)%	6.27%	14.13%

Ratios/Supplemental data:
Net assets, end of period (000s)	$278,995	$327,940	$300,115	$329,365	$265,269	$226,058
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.30%	1.40%	1.35%	0.90%	0.97%	0.86%
Portfolio turnover rate[e]	23%	20%	19%	18%	17%	20%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$80.04	$53.09	$94.65	$108.53	$95.62	$85.66

Income from investment operations:
Net investment income	0.82 [a]	1.55 [a]	2.28 [a]	2.47 [a]	2.29 [a]	1.91
Net realized and unrealized gain (loss)[b]	(2.61)	26.95	(41.59)	(13.89)	12.82	9.93

Total from investment operations	(1.79)	28.50	(39.31)	(11.42)	15.11	11.84

Less distributions from:
Net investment income	(0.86)	(1.55)	(2.25)	(2.46)	(2.16)	(1.85)
Return of capital	–	–	–	–	(0.04)	(0.03)

Total distributions	(0.86)	(1.55)	(2.25)	(2.46)	(2.20)	(1.88)

Net asset value, end of period	$77.39	$80.04	$53.09	$94.65	$108.53	$95.62

Total return	(2.16)%[c]	54.07%	(42.08)%	(10.75)%	15.95%	13.95%

Ratios/Supplemental data:
Net assets, end of period (000s)	$294,081	$372,184	$268,091	$572,634	$694,599	$439,866
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	2.13%	2.24%	2.93%	2.31%	2.23%	2.26%
Portfolio turnover rate[e]	23%	24%	26%	17%	14%	7%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Microcap Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Period from Aug. 12, 2005[a] to Mar. 31, 2006
Net asset value, beginning of period	$43.02	$26.54	$46.57	$58.87	$58.50	$50.00

Income from investment operations:
Net investment income	0.17 [b]	0.31 [b]	0.42 [b]	0.41 [b]	0.30 [b]	0.15
Net realized and unrealized gain (loss)[c]	(0.95)	16.47	(20.01)	(12.31)	0.41	8.47

Total from investment operations	(0.78)	16.78	(19.59)	(11.90)	0.71	8.62

Less distributions from:
Net investment income	(0.17)	(0.30)	(0.44)	(0.39)	(0.30)	(0.12)
Return of capital	–	–	–	(0.01)	(0.04)	–

Total distributions	(0.17)	(0.30)	(0.44)	(0.40)	(0.34)	(0.12)

Net asset value, end of period	$42.07	$43.02	$26.54	$46.57	$58.87	$58.50

Total return	(1.79)%[d]	63.36%	(42.29)%	(20.32)%	1.25%	17.26%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$378,605	$430,189	$208,375	$172,327	$256,092	$216,460
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	0.81%	0.85%	1.14%	0.75%	0.53%	0.56%
Portfolio turnover rate[f]	26%	35%	25%	21%	20%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006
Net asset value, beginning of period	$89.36	$54.25	$93.36	$103.91	$94.47	$78.85

Income from investment operations:
Net investment income	0.75 [a]	1.23 [a]	1.37 [a]	1.30 [a]	1.35 [a]	1.20
Net realized and unrealized gain (loss)[b]	1.03	35.10	(39.16)	(10.58)	9.46	15.60

Total from investment operations	1.78	36.33	(37.79)	(9.28)	10.81	16.80

Less distributions from:
Net investment income	(0.76)	(1.22)	(1.32)	(1.26)	(1.28)	(1.13)
Return of capital	–	–	–	(0.01)	(0.09)	(0.05)

Total distributions	(0.76)	(1.22)	(1.32)	(1.27)	(1.37)	(1.18)

Net asset value, end of period	$90.38	$89.36	$54.25	$93.36	$103.91	$94.47

Total return	2.07%[c]	67.32%	(40.76)%	(9.05)%	11.56%	21.42%

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,355,035	$5,500,145	$3,434,008	$3,351,633	$3,330,377	$2,196,368
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	1.73%	1.64%	1.89%	1.25%	1.40%	1.49%
Portfolio turnover rate[e]	9%	13%	14%	15%	19%	9%

[a]	Based on average shares outstanding throughout the period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]
Net asset value, beginning of period	$48.68	$30.22	$50.62	$53.47	$50.51	$41.48

Income from investment operations:
Net investment income	0.20 [b]	0.41 [b]	0.40 [b]	0.36 [b]	0.37 [b]	0.27
Net realized and unrealized gain (loss)[c]	1.18	18.44	(20.40)	(2.86)	2.97	9.02

Total from investment operations	1.38	18.85	(20.00)	(2.50)	3.34	9.29

Less distributions from:
Net investment income	(0.22)	(0.39)	(0.40)	(0.34)	(0.38)	(0.26)
Return of capital	–	–	–	(0.01)	–	–

Total distributions	(0.22)	(0.39)	(0.40)	(0.35)	(0.38)	(0.26)

Net asset value, end of period	$49.84	$48.68	$30.22	$50.62	$53.47	$50.51

Total return	2.87%[d]	62.58%	(39.66)%	(4.74)%	6.66%	22.44%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,758,507	$3,239,681	$1,681,704	$2,703,288	$1,817,931	$1,581,016
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	0.85%	1.00%	0.97%	0.64%	0.73%	0.64%
Portfolio turnover rate[f]	27%	28%	34%	25%	30%	14%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Six months ended Sep. 30, 2010 (Unaudited)	Year ended Mar. 31, 2010	Year ended Mar. 31, 2009[a]	Year ended Mar. 31, 2008[a]	Year ended Mar. 31, 2007[a]	Year ended Mar. 31, 2006[a]
Net asset value, beginning of period	$40.35	$23.98	$42.87	$50.96	$44.48	$37.72

Income from investment operations:
Net investment income	0.47 [b]	0.73 [b]	0.91 [b]	0.93 [b]	0.96 [b]	0.82
Net realized and unrealized gain (loss)[c]	0.03	16.38	(18.85)	(8.07)	6.48	6.74

Total from investment operations	0.50	17.11	(17.94)	(7.14)	7.44	7.56

Less distributions from:
Net investment income	(0.45)	(0.74)	(0.95)	(0.94)	(0.88)	(0.77)
Return of capital	–	–	–	(0.01)	(0.08)	(0.03)

Total distributions	(0.45)	(0.74)	(0.95)	(0.95)	(0.96)	(0.80)

Net asset value, end of period	$40.40	$40.35	$23.98	$42.87	$50.96	$44.48

Total return	1.32%[d]	71.91%	(42.36)%	(14.22)%	16.91%	20.19%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,981,271	$2,834,421	$1,745,541	$2,655,947	$3,409,244	$2,074,923
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.39%	2.17%	2.62%	1.89%	2.05%	2.18%
Portfolio turnover rate[f]	24%	27%	38%	22%	25%	11%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout the period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth and iShares Russell Midcap Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

As of September 30, 2010, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid quarterly by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2010.

The Funds had tax basis net capital loss carryforwards as of March 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
Russell 3000	$14,801,082	$8,033,947	$95,540	$3,180,853	$–	$–	$36,634,037	$126,187,428	$188,932,887
Russell 3000 Growth	6,607,675	2,294,465	911,779	2,128,959	1,086,830	–	14,427,568	55,612,220	83,069,496
Russell 3000 Value	342,926	144,266	–	309,470	290,191	467,125	19,166,670	50,060,389	70,781,037
Russell Microcap	–	–	–	83,822	758,530	4,726,853	14,316,649	50,574,894	70,460,748
Russell Midcap	564,856	1,554,124	–	–	2,966,359	9,494,772	50,284,490	201,205,737	266,070,338
Russell Midcap Growth	686,773	2,148,153	–	17,096,686	–	3,965,198	105,000,158	421,837,084	550,734,052
Russell Midcap Value	–	1,606,781	–	–	1,114,118	13,253,157	182,452,977	350,234,018	548,661,051

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the six months ended September 30, 2010, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the six months ended September 30, 2010 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of September 30, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell 3000	$3,391,239,710	$173,207,400	$(701,768,224)	$(528,560,824)
Russell 3000 Growth	285,332,777	26,669,868	(29,083,477)	(2,413,609)
Russell 3000 Value	382,993,007	12,030,461	(96,768,231)	(84,737,770)
Russell Microcap	505,639,109	15,280,019	(110,278,585)	(94,998,566)
Russell Midcap	5,574,578,054	618,803,315	(602,512,921)	16,290,394
Russell Midcap Growth	2,767,041,310	353,558,091	(198,164,499)	155,393,592
Russell Midcap Value	3,393,774,046	129,795,452	(417,969,186)	(288,173,734)

Management has reviewed the tax positions as of September 30, 2010, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Microcap	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended September 30, 2010, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$144,285
Russell 3000 Growth	13,294
Russell 3000 Value	11,763
Russell Microcap	401,176
Russell Midcap	431,918
Russell Midcap Growth	218,303
Russell Midcap Value	278,247

Cross trades for the six months ended September 30, 2010, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

As of September 30, 2010, The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments), during the six months ended September 30, 2010 for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

Russell 3000
BlackRock Inc.	7,703	625	(873)	7,455	$1,269,214	$15,140	$(1,053)

BlackRock Kelso Capital Corp.	2,384	12,982	(983)	14,383	165,405	5,386	489

PennyMac Mortgage Investment Trust	3,542	180	(388)	3,334	59,645	1,206	(491)

PNC Financial Services Group Inc. (The)	124,732	7,974	(17,385)	115,321	5,986,313	24,603	59,224

					$7,480,577	$46,335	$58,169

Russell 3000 Growth
BlackRock Inc.	551	69	(130)	490	$83,422	$1,016	$(1,486)

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

Russell 3000 Value
BlackRock Inc.	1,246	77	(266)	1,057	$179,954	$2,172	$(2,300)

BlackRock Kelso Capital Corp.	553	2,821	(288)	3,086	35,489	1,155	590

PennyMac Mortgage Investment Trust	791	153	(180)	764	13,668	267	(357)

PNC Financial Services Group Inc. (The)	30,327	1,340	(7,559)	24,108	1,251,446	5,516	58,779

					$1,480,557	$9,110	$56,712

Russell Microcap
PennyMac Mortgage Investment Trust	25,146	19,807	(16,098)	28,855	$516,216	$10,435	$7,587

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended September 30, 2010 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$138,014,744	$129,750,285
Russell 3000 Growth	66,703,709	65,935,061
Russell 3000 Value	72,235,048	71,616,492
Russell Microcap	117,963,266	108,488,392
Russell Midcap	521,406,248	496,254,824
Russell Midcap Growth	793,249,943	777,448,165
Russell Midcap Value	661,620,049	658,482,951

In-kind transactions (see Note 4) for the six months ended September 30, 2010 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$150,320,407	$317,801,417
Russell 3000 Growth	–	44,310,894
Russell 3000 Value	11,629,494	76,047,508
Russell Microcap	206,684,822	236,241,429
Russell Midcap	332,933,919	530,349,550
Russell Midcap Growth	195,233,465	693,009,669
Russell Midcap Value	1,311,167,993	1,146,470,535

68	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of September 30, 2010, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of September 30, 2010 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	69

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell 3000	$0.58836	$–	$0.00648	$0.59484	99%	–%	1%		100%
Russell 3000 Growth	0.27158	–	0.00101	0.27259	100	–	0	[a]	100
Russell 3000 Value	0.84305	–	0.01354	0.85659	98	–	2		100
Russell Midcap	0.73446	–	0.02562	0.76008	97	–	3		100
Russell Midcap Growth	0.21224	–	0.00269	0.21493	99	–	1		100
Russell Midcap Value	0.43205	–	0.01988	0.45193	96	–	4		100

[a]	Rounds to less than 1%.

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	71

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology- Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

72	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE/Xinhua China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	73

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 as iShares, Inc. and iShares Trust (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2010 Semi-Annual Report.

iS-3594-1010

74	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.Go to www.icsdelivery.com.

2.From the main page, select the first letter of your brokerage firm’s name.

3.Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Russell Investment Group, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737

©2010 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-36-0910

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

     (a) Full schedules of investments attached.

     (b) Not applicable.

Schedule of Investments (Unaudited)

iShares S&P MidCap 400 Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 100.13%

ADVERTISING – 0.23%
Harte-Hanks Inc.	301,172	$3,514,678
Lamar Advertising Co. Class A(a)(b)	444,009	14,128,366

		17,643,044

AEROSPACE & DEFENSE – 0.56%
Alliant Techsystems Inc.(a)	257,482	19,414,143
BE Aerospace Inc.(a)	793,113	24,039,255

		43,453,398

AGRICULTURE – 0.10%
Universal Corp.	187,549	7,518,839

		7,518,839

AIRLINES – 0.42%
AirTran Holdings Inc.(a)(b)	1,050,348	7,720,058
Alaska Air Group Inc.(a)	277,121	14,141,485
JetBlue Airways Corp.(a)(b)	1,564,379	10,465,695

		32,327,238

APPAREL – 1.21%
Guess? Inc.	491,364	19,964,119
Hanesbrands Inc.(a)	742,224	19,193,913
Phillips-Van Heusen Corp.	513,947	30,919,051
Timberland Co. Class A(a)	312,754	6,195,657
Warnaco Group Inc. (The)(a)	345,667	17,673,954

		93,946,694

AUTO MANUFACTURERS – 0.25%
Oshkosh Corp.(a)	702,314	19,313,635

		19,313,635

AUTO PARTS & EQUIPMENT – 0.60%
BorgWarner Inc.(a)	883,699	46,500,241

		46,500,241

BANKS – 3.44%
Associated Banc-Corp	1,342,215	17,703,816
BancorpSouth Inc.	568,532	8,061,784
Bank of Hawaii Corp.	374,316	16,814,275
Cathay General Bancorp	607,417	7,222,188
City National Corp.	359,738	19,091,296
Commerce Bancshares Inc.	575,442	21,630,865
Cullen/Frost Bankers Inc.	470,406	25,340,771
FirstMerit Corp.	841,894	15,423,498
Fulton Financial Corp.	1,543,254	13,981,881
International Bancshares Corp.(b)	410,996	6,941,722
PacWest Bancorp	244,543	4,660,990

Security	Shares	Value
Prosperity Bancshares Inc.	360,555	$11,707,221
SVB Financial Group(a)(b)	324,556	13,735,210
Synovus Financial Corp.	6,074,602	14,943,521
TCF Financial Corp.(b)	980,466	15,873,745
Trustmark Corp.	440,006	9,565,730
Valley National Bancorp(b)	1,250,099	16,126,277
Webster Financial Corp.	511,900	8,988,964
Westamerica Bancorporation(b)	225,397	12,281,882
Wilmington Trust Corp.	706,646	6,345,681

		266,441,317

BEVERAGES – 0.68%
Green Mountain Coffee Roasters Inc.(a)(b)	889,690	27,749,431
Hansen Natural Corp.(a)	533,153	24,855,593

		52,605,024

BIOTECHNOLOGY – 1.10%
Bio-Rad Laboratories Inc. Class A(a)	149,842	13,562,199
Charles River Laboratories International Inc.(a)(b)	513,881	17,035,155
Vertex Pharmaceuticals Inc.(a)	1,572,122	54,348,258

		84,945,612

BUILDING MATERIALS – 0.54%
Lennox International Inc.	353,837	14,751,464
Martin Marietta Materials Inc.(b)	352,877	27,160,943

		41,912,407

CHEMICALS – 3.24%
Albemarle Corp.	707,569	33,121,305
Ashland Inc.	610,188	29,758,869
Cabot Corp.	507,074	16,515,400
Cytec Industries Inc.	380,452	21,449,884
Intrepid Potash Inc.(a)(b)	343,977	8,967,480
Lubrizol Corp.	523,192	55,442,656
Minerals Technologies Inc.	144,172	8,494,614
NewMarket Corp.	77,113	8,766,206
Olin Corp.	613,765	12,373,502
RPM International Inc.	1,008,535	20,090,017
Sensient Technologies Corp.	384,095	11,711,057
Valspar Corp. (The)	763,456	24,316,074

		251,007,064

COAL – 0.53%
Arch Coal Inc.	1,259,270	33,635,102
Patriot Coal Corp.(a)(b)	621,525	7,091,600

		40,726,702

COMMERCIAL SERVICES – 4.95%
Aaron’s Inc.	566,130	10,445,099
Alliance Data Systems Corp.(a)(b)	407,992	26,625,558
Career Education Corp.(a)(b)	508,852	10,925,052
Convergys Corp.(a)	963,624	10,069,871
CoreLogic Inc.	807,674	15,475,034
Corinthian Colleges Inc.(a)(b)	681,219	4,782,157

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (Continued)

iShares S&P MidCap 400 Index Fund

September 30, 2010

Security	Shares	Value
Corporate Executive Board Co. (The)	265,766	$8,387,575
Corrections Corp. of America(a)	857,004	21,150,859
Deluxe Corp.	398,576	7,624,759
FTI Consulting Inc.(a)(b)	362,088	12,560,833
Gartner Inc.(a)	560,478	16,500,472
Hewitt Associates Inc. Class A(a)	712,715	35,942,217
ITT Educational Services Inc.(a)(b)	213,133	14,976,856
Korn/Ferry International(a)	359,995	5,954,317
Lender Processing Services Inc.	721,686	23,981,626
Manpower Inc.	637,355	33,269,931
Navigant Consulting Inc.(a)	388,894	4,522,837
Pharmaceutical Product Development Inc.	921,312	22,839,325
Rent-A-Center Inc.	511,443	11,446,094
Rollins Inc.	329,193	7,696,532
Service Corp. International	1,909,745	16,462,002
Sotheby’s	519,931	19,143,859
Strayer Education Inc.(b)	107,739	18,800,456
Towers Watson & Co. Class A	350,285	17,227,016
United Rentals Inc.(a)	467,284	6,934,495

		383,744,832

COMPUTERS – 2.29%
Cadence Design Systems Inc.(a)	2,060,110	15,718,639
Diebold Inc.	508,286	15,802,612
DST Systems Inc.	278,351	12,481,259
FactSet Research Systems Inc.(b)	359,041	29,128,996
Jack Henry & Associates Inc.	666,599	16,998,275
Mentor Graphics Corp.(a)	848,585	8,969,543
MICROS Systems Inc.(a)	620,999	26,286,888
NCR Corp.(a)	1,245,140	16,971,258
SRA International Inc. Class A(a)	331,624	6,539,625
Synopsys Inc.(a)	1,151,449	28,521,392

		177,418,487

COSMETICS & PERSONAL CARE – 0.32%
Alberto-Culver Co.	665,663	25,062,212

		25,062,212

DISTRIBUTION & WHOLESALE – 0.93%
Ingram Micro Inc. Class A(a)	1,215,384	20,491,375
LKQ Corp.(a)	1,110,015	23,088,312
Owens & Minor Inc.	491,009	13,974,116
Tech Data Corp.(a)	360,634	14,533,550

		72,087,353

DIVERSIFIED FINANCIAL SERVICES – 1.95%
Affiliated Managers Group Inc.(a)	396,022	30,893,676
AmeriCredit Corp.(a)(b)	762,085	18,640,599
Eaton Vance Corp.	915,752	26,593,438
Greenhill & Co. Inc.(b)	196,126	15,556,714
Jefferies Group Inc.(b)	958,575	21,750,067
Raymond James Financial Inc.(b)	772,654	19,571,326
Waddell & Reed Financial Inc. Class A	662,937	18,137,957

		151,143,777

Security	Shares	Value
ELECTRIC – 3.55%
Alliant Energy Corp.	858,700	$31,213,745
Black Hills Corp.	304,472	9,499,526
Cleco Corp.	469,914	13,918,853
DPL Inc.	922,203	24,097,164
Dynegy Inc.(a)(b)	797,338	3,883,036
Great Plains Energy Inc.	1,051,529	19,873,898
Hawaiian Electric Industries Inc.	725,943	16,362,755
IDACORP Inc.	372,662	13,386,019
MDU Resources Group Inc.	1,458,372	29,094,522
NSTAR	802,832	31,591,439
NV Energy Inc.	1,822,902	23,971,161
OGE Energy Corp.	754,671	30,088,733
PNM Resources Inc.	670,116	7,632,621
Westar Energy Inc.	859,328	20,821,518

		275,434,990

ELECTRICAL COMPONENTS & EQUIPMENT – 1.28%
AMETEK Inc.	825,471	39,432,750
Energizer Holdings Inc.(a)	543,980	36,571,775
Hubbell Inc. Class B	464,868	23,592,051

		99,596,576

ELECTRONICS – 2.86%
Arrow Electronics Inc.(a)	913,496	24,417,748
Avnet Inc.(a)	1,176,869	31,787,232
Gentex Corp.	1,085,495	21,178,007
Itron Inc.(a)	313,165	19,175,093
Mettler-Toledo International Inc.(a)	258,912	32,219,009
National Instruments Corp.	454,768	14,852,723
Thomas & Betts Corp.(a)	405,618	16,638,450
Trimble Navigation Ltd.(a)	923,545	32,361,017
Vishay Intertechnology Inc.(a)	1,443,714	13,975,152
Woodward Governor Co.	455,031	14,752,105

		221,356,536

ENGINEERING & CONSTRUCTION – 1.35%
AECOM Technology Corp.(a)	900,623	21,849,114
Granite Construction Inc.	263,736	5,997,357
KBR Inc.	1,211,146	29,842,637
Shaw Group Inc. (The)(a)	654,906	21,978,645
URS Corp.(a)	649,560	24,670,289

		104,338,042

ENTERTAINMENT – 0.55%
Bally Technologies Inc.(a)(b)	417,357	14,586,627
DreamWorks Animation SKG Inc. Class A(a)	555,621	17,729,866
International Speedway Corp. Class A	227,612	5,553,733
Scientific Games Corp. Class A(a)	490,150	4,754,455

		42,624,681

ENVIRONMENTAL CONTROL – 0.54%
Clean Harbors Inc.(a)	177,169	12,003,200
Mine Safety Appliances Co.	239,352	6,486,439

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P MidCap 400 Index Fund

September 30, 2010

Security	Shares	Value
Waste Connections Inc.(a)	599,285	$23,767,643

		42,257,282

FOOD – 1.28%
Corn Products International Inc.	583,584	21,884,400
Flowers Foods Inc.	590,312	14,663,350
Ralcorp Holdings Inc.(a)	425,673	24,893,357
Ruddick Corp.	329,921	11,441,660
Smithfield Foods Inc.(a)	1,287,531	21,669,147
Tootsie Roll Industries Inc.(b)	190,252	4,733,470

		99,285,384

FOREST PRODUCTS & PAPER – 1.03%
Louisiana-Pacific Corp.(a)	1,003,094	7,593,422
Potlatch Corp.(b)	310,530	10,558,020
Rayonier Inc.(b)	622,096	31,179,451
Rock-Tenn Co. Class A	301,421	15,013,780
Temple-Inland Inc.	833,872	15,560,052

		79,904,725

GAS – 2.33%
AGL Resources Inc.	604,278	23,180,104
Atmos Energy Corp.	699,288	20,454,174
Energen Corp.	557,239	25,476,967
National Fuel Gas Co.	635,304	32,915,100
Southern Union Co.	965,207	23,222,880
UGI Corp.	852,379	24,386,563
Vectren Corp.	629,512	16,285,476
WGL Holdings Inc.	394,169	14,891,705

		180,812,969

HAND & MACHINE TOOLS – 0.92%
Baldor Electric Co.	364,532	14,727,093
Kennametal Inc.	635,639	19,660,314
Lincoln Electric Holdings Inc.	329,196	19,034,113
Regal Beloit Corp.	299,085	17,553,299

		70,974,819

HEALTH CARE – PRODUCTS – 4.54%
Beckman Coulter Inc.	536,816	26,191,253
Edwards Lifesciences Corp.(a)	878,567	58,907,917
Gen-Probe Inc.(a)	377,694	18,303,051
Henry Schein Inc.(a)	709,295	41,550,501
Hill-Rom Holdings Inc.	491,698	17,647,041
Hologic Inc.(a)	2,008,523	32,156,453
IDEXX Laboratories Inc.(a)(b)	447,304	27,607,603
Immucor Inc.(a)	543,421	10,776,038
Kinetic Concepts Inc.(a)	485,008	17,741,593
Masimo Corp.(b)	456,598	12,469,691
ResMed Inc.(a)	1,173,187	38,492,266
Steris Corp.	460,949	15,312,726
TECHNE Corp.	287,434	17,743,301
Thoratec Corp.(a)	453,596	16,773,980

		351,673,414

Security	Shares	Value
HEALTH CARE - SERVICES – 2.49%
Community Health Systems Inc.(a)	731,995	$22,669,885
Covance Inc.(a)	502,232	23,499,435
Health Management Associates Inc. Class A(a)	1,939,265	14,854,770
Health Net Inc.(a)	753,811	20,496,121
Kindred Healthcare Inc.(a)	307,483	4,003,429
LifePoint Hospitals Inc.(a)	419,587	14,710,720
Lincare Holdings Inc.	760,951	19,092,261
MEDNAX Inc.(a)	369,562	19,697,655
Psychiatric Solutions Inc.(a)	442,900	14,859,295
Universal Health Services Inc. Class B	753,446	29,278,911
WellCare Health Plans Inc.(a)	329,305	9,536,673

		192,699,155

HOME BUILDERS – 1.06%
KB Home	560,832	6,354,227
M.D.C. Holdings Inc.	292,741	8,498,271
NVR Inc.(a)	45,348	29,364,190
Ryland Group Inc.	342,523	6,138,012
Thor Industries Inc.	303,764	10,145,718
Toll Brothers Inc.(a)(b)	1,119,268	21,288,477

		81,788,895

HOUSEHOLD PRODUCTS & WARES – 1.35%
American Greetings Corp. Class A	311,197	5,785,152
Church & Dwight Co. Inc.	550,382	35,741,807
Fossil Inc.(a)	411,220	22,119,524
Scotts Miracle-Gro Co. (The) Class A	358,446	18,542,412
Tupperware Brands Corp.	489,308	22,390,734

		104,579,629

INSURANCE – 4.26%
American Financial Group Inc.	613,887	18,772,665
Arthur J. Gallagher & Co.	815,845	21,513,833
Brown & Brown Inc.	904,570	18,263,268
Everest Re Group Ltd.	435,907	37,692,878
Fidelity National Financial Inc. Class A	1,765,565	27,737,026
First American Financial Corp.	806,393	12,047,511
Hanover Insurance Group Inc. (The)	348,255	16,367,985
HCC Insurance Holdings Inc.	893,226	23,304,266
Mercury General Corp.	275,355	11,253,759
Old Republic International Corp.	2,007,157	27,799,125
Protective Life Corp.	662,832	14,423,224
Reinsurance Group of America Inc.	567,070	27,383,810
StanCorp Financial Group Inc.	361,536	13,738,368
Transatlantic Holdings Inc.	494,231	25,116,820
Unitrin Inc.	388,896	9,485,174
W.R. Berkley Corp.	943,546	25,541,790

		330,441,502

INTERNET – 3.06%
AOL Inc.(a)	827,985	20,492,629
Digital River Inc.(a)	307,883	10,480,337
Equinix Inc.(a)	353,339	36,164,247
F5 Networks Inc.(a)	623,703	64,746,608

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iShares S&P MidCap 400 Index Fund

September 30, 2010

Security	Shares	Value
Netflix Inc.(a)(b)	336,828	$54,620,028
Rackspace Hosting Inc.(a)	752,017	19,537,402
TIBCO Software Inc.(a)	1,271,103	22,549,367
ValueClick Inc.(a)(b)	635,135	8,307,566

		236,898,184

INVESTMENT COMPANIES – 0.20%
Apollo Investment Corp.	1,509,353	15,440,681

		15,440,681

IRON & STEEL – 0.76%
Carpenter Technology Corp.	341,022	11,495,852
Reliance Steel & Aluminum Co.	575,797	23,912,849
Steel Dynamics Inc.	1,681,144	23,720,942

		59,129,643

LEISURE TIME – 0.39%
Life Time Fitness Inc.(a)(b)	323,976	12,787,333
WMS Industries Inc.(a)	450,880	17,165,001

		29,952,334

LODGING – 0.04%
Boyd Gaming Corp.(a)(b)	436,130	3,161,943

		3,161,943

MACHINERY – 3.33%
AGCO Corp.(a)	721,040	28,127,771
Bucyrus International Inc. Class A	627,903	43,545,073
Gardner Denver Inc.	405,624	21,773,896
Graco Inc.	466,188	14,792,145
IDEX Corp.	631,732	22,432,803
Joy Global Inc.	800,475	56,289,402
Nordson Corp.	263,433	19,412,378
Terex Corp.(a)	843,235	19,326,946
Wabtec Corp.	371,865	17,771,428
Zebra Technologies Corp. Class A(a)	438,590	14,754,168

		258,226,010

MANUFACTURING – 2.78%
Acuity Brands Inc.	336,953	14,906,801
AptarGroup Inc.	523,047	23,887,557
Brink’s Co. (The)	364,384	8,380,832
Carlisle Companies Inc.	471,845	14,131,758
Crane Co.	359,767	13,649,560
Donaldson Co. Inc.	592,185	27,909,679
Harsco Corp.	622,661	15,305,007
Lancaster Colony Corp.	150,510	7,149,225
Matthews International Corp. Class A	231,264	8,177,495
Pentair Inc.	765,175	25,732,835
SPX Corp.	387,547	24,523,974
Teleflex Inc.	309,817	17,591,409
Trinity Industries Inc.	617,048	13,741,659

		215,087,791

Security	Shares	Value
MEDIA – 0.27%
John Wiley & Sons Inc. Class A	359,009	$14,669,108
Scholastic Corp.	216,064	6,010,900

		20,680,008

METAL FABRICATE & HARDWARE – 0.71%
Commercial Metals Co.	884,223	12,812,391
Timken Co. (The)	622,549	23,880,980
Valmont Industries Inc.	165,606	11,989,874
Worthington Industries Inc.	445,190	6,691,206

		55,374,451

OFFICE FURNISHINGS – 0.24%
Herman Miller Inc.	442,789	8,714,087
HNI Corp.(b)	349,731	10,058,264

		18,772,351

OIL & GAS – 3.95%
Atwood Oceanics Inc.(a)	433,599	13,203,090
Bill Barrett Corp.(a)	356,848	12,846,528
Cimarex Energy Co.	651,789	43,135,396
Comstock Resources Inc.(a)(b)	367,366	8,262,061
Forest Oil Corp.(a)	878,324	26,086,223
Frontier Oil Corp.	820,506	10,994,780
Mariner Energy Inc.(a)	798,029	19,336,243
Newfield Exploration Co.(a)	1,035,558	59,482,452
Patterson-UTI Energy Inc.	1,195,581	20,420,523
Plains Exploration & Production Co.(a)	1,085,906	28,961,113
Pride International Inc.(a)	1,361,359	40,064,795
Quicksilver Resources Inc.(a)	912,751	11,500,663
Unit Corp.(a)	306,974	11,447,060

		305,740,927

OIL & GAS SERVICES – 0.99%
Exterran Holdings Inc.(a)	490,681	11,143,366
Helix Energy Solutions Group Inc.(a)	818,497	9,118,057
Oceaneering International Inc.(a)	419,849	22,613,067
Superior Energy Services Inc.(a)	611,550	16,322,269
Tidewater Inc.	398,845	17,872,244

		77,069,003

PACKAGING & CONTAINERS – 0.93%
Greif Inc. Class A	240,828	14,170,320
Packaging Corp. of America	803,756	18,623,026
Silgan Holdings Inc.	415,227	13,162,696
Sonoco Products Co.	780,294	26,093,031

		72,049,073

PHARMACEUTICALS – 2.18%
Endo Pharmaceuticals Holdings Inc.(a)	894,623	29,737,268
Medicis Pharmaceutical Corp. Class A	467,100	13,849,515
NBTY Inc.(a)	491,589	27,027,563

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P MidCap 400 Index Fund

September 30, 2010

Security	Shares	Value
Omnicare Inc.	916,468	$21,885,256
Perrigo Co.	639,588	41,074,341
United Therapeutics Corp.(a)	385,258	21,578,301
VCA Antech Inc.(a)	665,197	14,029,005

		169,181,249

PIPELINES – 0.31%
Questar Corp.	1,361,240	23,862,537

		23,862,537

REAL ESTATE – 0.37%
Jones Lang LaSalle Inc.	330,461	28,508,871

		28,508,871

REAL ESTATE INVESTMENT TRUSTS – 7.42%
Alexandria Real Estate Equities Inc.(b)	422,371	29,565,970
AMB Property Corp.	1,304,246	34,523,392
BRE Properties Inc. Class A(b)	496,578	20,607,987
Camden Property Trust(b)	519,278	24,909,766
Corporate Office Properties Trust(b)	459,070	17,127,902
Cousins Properties Inc.	796,136	5,684,411
Duke Realty Corp.	1,950,611	22,607,581
Equity One Inc.(b)	323,109	5,454,080
Essex Property Trust Inc.	235,069	25,725,951
Federal Realty Investment Trust	476,029	38,872,528
Highwoods Properties Inc.	559,280	18,159,822
Hospitality Properties Trust(b)	956,963	21,368,984
Liberty Property Trust(b)	881,620	28,123,678
Macerich Co. (The)	1,008,492	43,314,731
Mack-Cali Realty Corp.	615,855	20,144,617
Nationwide Health Properties Inc.	959,183	37,091,607
Omega Healthcare Investors Inc.(b)	733,330	16,463,258
Realty Income Corp.(b)	851,661	28,718,009
Regency Centers Corp.(b)	634,625	25,048,649
Senior Housing Properties Trust(b)	987,876	23,215,086
SL Green Realty Corp.	606,288	38,396,219
UDR Inc.(b)	1,390,295	29,363,030
Weingarten Realty Investors(b)	933,701	20,373,356

		574,860,614

RETAIL – 6.84%
99 Cents Only Stores(a)	362,738	6,848,493
Advance Auto Parts Inc.	653,099	38,323,849
Aeropostale Inc.(a)	717,502	16,681,921
American Eagle Outfitters Inc.	1,516,345	22,684,521
AnnTaylor Stores Corp.(a)	456,888	9,247,413
Barnes & Noble Inc.(b)	302,955	4,910,901
BJ’s Wholesale Club Inc.(a)	423,482	17,574,503
Bob Evans Farms Inc.	235,686	6,615,706
Brinker International Inc.	785,967	14,823,338
Burger King Holdings Inc.	716,907	17,119,739
Cheesecake Factory Inc. (The)(a)	460,096	12,178,741
Chico’s FAS Inc.	1,386,426	14,585,201
Chipotle Mexican Grill Inc.(a)	241,100	41,469,200
Coldwater Creek Inc.(a)	467,159	2,461,928
Collective Brands Inc.(a)	499,919	8,068,693

Security	Shares	Value
Copart Inc.(a)	556,132	$18,335,672
Dick’s Sporting Goods Inc.(a)	683,196	19,156,816
Dollar Tree Inc.(a)	984,003	47,979,986
Dress Barn Inc.(a)	536,510	12,742,112
Foot Locker Inc.	1,207,910	17,550,932
J. Crew Group Inc.(a)	493,206	16,581,586
MSC Industrial Direct Co. Inc. Class A	344,969	18,642,125
Panera Bread Co. Class A(a)	241,319	21,383,277
PetSmart Inc.	918,848	32,159,680
Regis Corp.	444,828	8,509,560
Saks Inc.(a)(b)	1,247,456	10,728,122
Tractor Supply Co.	563,019	22,329,334
Under Armour Inc. Class A(a)(b)	271,654	12,235,296
Wendy’s/Arby’s Group Inc. Class A	2,501,075	11,329,870
Williams-Sonoma Inc.	838,443	26,578,643

		529,837,158

SAVINGS & LOANS – 1.37%
Astoria Financial Corp.	638,103	8,697,344
First Niagara Financial Group Inc.	1,621,816	18,894,157
New York Community Bancorp Inc.	3,375,813	54,856,961
NewAlliance Bancshares Inc.	816,065	10,298,740
Washington Federal Inc.	870,077	13,277,375

		106,024,577

SEMICONDUCTORS – 3.16%
Atmel Corp.(a)	3,577,385	28,475,985
Cree Inc.(a)(b)	837,547	45,470,427
Fairchild Semiconductor International Inc.(a)	968,489	9,103,797
Integrated Device Technology Inc.(a)	1,231,329	7,203,275
International Rectifier Corp.(a)	546,092	11,517,080
Intersil Corp. Class A	960,449	11,227,649
Lam Research Corp.(a)	962,410	40,276,858
Rovi Corp.(a)	799,495	40,302,543
Semtech Corp.(a)	480,387	9,699,013
Silicon Laboratories Inc.(a)	345,216	12,652,166
Skyworks Solutions Inc.(a)	1,384,519	28,631,853

		244,560,646

SOFTWARE – 3.53%
ACI Worldwide Inc.(a)	259,169	5,802,794
Acxiom Corp.(a)	620,138	9,835,389
Advent Software Inc.(a)(b)	122,496	6,393,066
Allscripts Healthcare Solutions Inc.(a)	1,271,423	23,483,183
ANSYS Inc.(a)	704,464	29,763,604
Broadridge Financial Solutions Inc.	982,744	22,475,355
Fair Isaac Corp.	323,709	7,982,664
Global Payments Inc.	617,970	26,504,733
Informatica Corp.(a)	717,235	27,548,996
ManTech International Corp. Class A(a)	174,025	6,891,390
MSCI Inc. Class A(a)	912,954	30,319,202
Parametric Technology Corp.(a)	895,162	17,491,466
Quest Software Inc.(a)	474,782	11,674,890
SEI Investments Co.	1,140,033	23,188,271
Solera Holdings Inc.	543,256	23,990,185

		273,345,188

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iShares S&P MidCap 400 Index Fund

September 30, 2010

Security	Shares	Value
TELECOMMUNICATIONS – 2.26%
ADC Telecommunications Inc.(a)	764,132	$9,681,552
ADTRAN Inc.	486,019	17,156,471
Ciena Corp.(a)(b)	726,574	11,312,757
Cincinnati Bell Inc.(a)	1,561,433	4,169,026
CommScope Inc.(a)	735,004	17,448,995
NeuStar Inc. Class A(a)	570,157	14,174,103
Plantronics Inc.	368,716	12,455,227
Polycom Inc.(a)	661,529	18,046,511
RF Micro Devices Inc.(a)	2,118,781	13,009,315
Syniverse Holdings Inc.(a)	536,682	12,166,581
Telephone and Data Systems Inc.	717,172	23,523,242
tw telecom inc.(a)	1,175,420	21,827,549

		174,971,329

TEXTILES – 0.30%
Mohawk Industries Inc.(a)	436,154	23,247,008

		23,247,008

TRANSPORTATION – 1.59%
Alexander & Baldwin Inc.	318,607	11,100,268
Con-way Inc.	422,628	13,097,242
J.B. Hunt Transport Services Inc.	688,296	23,883,871
Kansas City Southern Industries Inc.(a)	794,831	29,734,628
Kirby Corp.(a)(b)	417,451	16,723,087
Landstar System Inc.	385,618	14,892,567
Overseas Shipholding Group Inc.	206,778	7,096,621
Werner Enterprises Inc.	342,951	7,027,066

		123,555,350

TRUCKING & LEASING – 0.14%
GATX Corp.	359,546	10,541,889

		10,541,889

WATER – 0.28%
Aqua America Inc.(b)	1,064,417	21,714,107

		21,714,107

TOTAL COMMON STOCKS
(Cost: $7,409,557,071)		7,757,359,397

SHORT-TERM INVESTMENTS – 7.15%

MONEY MARKET FUNDS – 7.15%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(c)(d)(e)	455,333,535	455,333,535
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(c)(d)(e)	92,291,513	92,291,513

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(c)(d)	6,208,292	$6,208,292

		553,833,340

TOTAL SHORT-TERM INVESTMENTS
(Cost: $553,833,340)		553,833,340

TOTAL INVESTMENTS IN SECURITIES – 107.28%
(Cost: $7,963,390,411)		8,311,192,737

Other Assets, Less Liabilities – (7.28)%		(563,682,799)

NET ASSETS – 100.00%		$7,747,509,938

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares S&P MidCap 400 Growth Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 100.38%

ADVERTISING – 0.36%
Lamar Advertising Co. Class A(a)(b)	276,495	$8,798,071

		8,798,071

AEROSPACE & DEFENSE – 0.89%
Alliant Techsystems Inc.(a)	89,845	6,774,313
BE Aerospace Inc.(a)	493,893	14,969,897

		21,744,210

APPAREL – 1.69%
Guess? Inc.	306,059	12,435,177
Hanesbrands Inc.(a)	185,083	4,786,247
Phillips-Van Heusen Corp.	217,694	13,096,471
Warnaco Group Inc. (The)(a)	214,932	10,989,473

		41,307,368

AUTO MANUFACTURERS – 0.49%
Oshkosh Corp.(a)	437,599	12,033,973

		12,033,973

BANKS – 0.85%
Bank of Hawaii Corp.	95,427	4,286,581
Commerce Bancshares Inc.	136,038	5,113,668
PacWest Bancorp	56,048	1,068,275
Prosperity Bancshares Inc.	115,028	3,734,959
SVB Financial Group(a)	87,458	3,701,223
Westamerica Bancorporation	50,755	2,765,640

		20,670,346

BEVERAGES – 1.34%
Green Mountain Coffee Roasters Inc.(a)(b)	554,629	17,298,878
Hansen Natural Corp.(a)	332,024	15,478,959

		32,777,837

BIOTECHNOLOGY – 1.09%
Bio-Rad Laboratories Inc. Class A(a)	58,079	5,256,730
Charles River Laboratories International Inc.(a)(b)	141,018	4,674,747
Vertex Pharmaceuticals Inc.(a)	479,838	16,588,000

		26,519,477

BUILDING MATERIALS – 0.42%
Lennox International Inc.	86,338	3,599,431
Martin Marietta Materials Inc.(b)	88,074	6,779,056

		10,378,487

CHEMICALS – 2.56%
Albemarle Corp.	277,635	12,996,095
Intrepid Potash Inc.(a)(b)	128,476	3,349,369

Security	Shares	Value
Lubrizol Corp.	325,863	$34,531,702
NewMarket Corp.	47,897	5,444,931
RPM International Inc.	314,440	6,263,645

		62,585,742

COMMERCIAL SERVICES – 5.59%
Alliance Data Systems Corp.(a)(b)	254,113	16,583,414
Career Education Corp.(a)(b)	111,464	2,393,132
Corinthian Colleges Inc.(a)	169,418	1,189,314
Corporate Executive Board Co. (The)	165,765	5,231,543
Corrections Corp. of America(a)	294,000	7,255,920
FTI Consulting Inc.(a)	226,431	7,854,891
Gartner Inc.(a)	349,608	10,292,460
Hewitt Associates Inc. Class A(a)	444,200	22,401,006
ITT Educational Services Inc.(a)(b)	132,934	9,341,272
Lender Processing Services Inc.	449,383	14,932,997
Pharmaceutical Product Development Inc.	235,615	5,840,896
Rollins Inc.	102,546	2,397,526
Service Corp. International	680,756	5,868,117
Sotheby’s	323,360	11,906,115
Strayer Education Inc.(b)	67,015	11,694,118
United Rentals Inc.(a)	85,573	1,269,903

		136,452,624

COMPUTERS – 2.41%
Cadence Design Systems Inc.(a)	618,266	4,717,370
DST Systems Inc.	78,360	3,513,662
FactSet Research Systems Inc.(b)	223,771	18,154,541
Jack Henry & Associates Inc.	241,170	6,149,835
MICROS Systems Inc.(a)	386,760	16,371,551
Synopsys Inc.(a)	395,168	9,788,311

		58,695,270

COSMETICS & PERSONAL CARE – 0.20%
Alberto-Culver Co.	128,643	4,843,409

		4,843,409

DISTRIBUTION & WHOLESALE – 0.59%
LKQ Corp.(a)	691,170	14,376,336

		14,376,336

DIVERSIFIED FINANCIAL SERVICES – 2.87%
Affiliated Managers Group Inc.(a)	246,695	19,244,677
AmeriCredit Corp.(a)	474,002	11,594,089
Eaton Vance Corp.	570,361	16,563,283
Greenhill & Co. Inc.(b)	69,735	5,531,380
Jefferies Group Inc.(b)	257,046	5,832,374
Waddell & Reed Financial Inc. Class A	412,410	11,283,538

		70,049,341

ELECTRIC – 0.38%
DPL Inc.	350,920	9,169,540

		9,169,540

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iShares S&P MidCap 400 Growth Index Fund

September 30, 2010

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 1.81%
AMETEK Inc.	514,181	$24,562,426
Energizer Holdings Inc.(a)	145,614	9,789,629
Hubbell Inc. Class B	193,790	9,834,843

		44,186,898

ELECTRONICS – 3.52%
Gentex Corp.	675,612	13,181,190
Itron Inc.(a)	194,844	11,930,298
Mettler-Toledo International Inc.(a)	161,284	20,070,181
National Instruments Corp.	284,184	9,281,449
Thomas & Betts Corp.(a)	252,223	10,346,188
Trimble Navigation Ltd.(a)	339,400	11,892,576
Vishay Intertechnology Inc.(a)	306,988	2,971,644
Woodward Governor Co.	192,726	6,248,177

		85,921,703

ENTERTAINMENT – 0.87%
Bally Technologies Inc.(a)	260,219	9,094,654
DreamWorks Animation SKG Inc. Class A(a)	345,767	11,033,425
Scientific Games Corp. Class A(a)	116,033	1,125,520

		21,253,599

ENVIRONMENTAL CONTROL – 0.34%
Waste Connections Inc.(a)	209,367	8,303,495

		8,303,495

FOOD – 0.20%
Flowers Foods Inc.	151,314	3,758,640
Tootsie Roll Industries Inc.	43,872	1,091,535

		4,850,175

FOREST PRODUCTS & PAPER – 0.87%
Potlatch Corp.(b)	71,472	2,430,048
Rayonier Inc.(b)	154,765	7,756,822
Rock-Tenn Co. Class A	107,399	5,349,544
Temple-Inland Inc.	302,326	5,641,403

		21,177,817

GAS – 1.08%
Energen Corp.	225,427	10,306,522
National Fuel Gas Co.	158,548	8,214,372
Southern Union Co.	325,115	7,822,267

		26,343,161

HAND & MACHINE TOOLS – 0.90%
Baldor Electric Co.	224,815	9,082,526
Lincoln Electric Holdings Inc.	112,894	6,527,531
Regal Beloit Corp.	110,055	6,459,128

		22,069,185

Security	Shares	Value
HEALTH CARE - PRODUCTS – 6.68%
Beckman Coulter Inc.	197,106	$9,616,802
Edwards Lifesciences Corp.(a)	547,206	36,690,162
Gen-Probe Inc.(a)	134,241	6,505,319
Henry Schein Inc.(a)	229,731	13,457,642
Hill-Rom Holdings Inc.	92,221	3,309,812
Hologic Inc.(a)	526,317	8,426,335
IDEXX Laboratories Inc.(a)(b)	278,604	17,195,439
Immucor Inc.(a)	182,597	3,620,899
Kinetic Concepts Inc.(a)	301,609	11,032,857
Masimo Corp.	284,129	7,759,563
ResMed Inc.(a)	730,761	23,976,268
Steris Corp.	140,751	4,675,748
TECHNE Corp.	100,349	6,194,544
Thoratec Corp.(a)(b)	282,658	10,452,693

		162,914,083

HEALTH CARE - SERVICES – 3.31%
Community Health Systems Inc.(a)	455,748	14,114,516
Covance Inc.(a)	312,645	14,628,659
Health Management Associates Inc. Class A(a)	800,053	6,128,406
Lincare Holdings Inc.	473,495	11,879,990
MEDNAX Inc.(a)	229,916	12,254,523
Psychiatric Solutions Inc.(a)	171,653	5,758,958
Universal Health Services Inc. Class B	257,940	10,023,548
WellCare Health Plans Inc.(a)	205,552	5,952,786

		80,741,386

HOME BUILDERS – 0.04%
KB Home	90,839	1,029,206

		1,029,206

HOUSEHOLD PRODUCTS & WARES – 1.81%
American Greetings Corp. Class A	77,981	1,449,667
Church & Dwight Co. Inc.	154,171	10,011,865
Fossil Inc.(a)	256,199	13,780,944
Scotts Miracle-Gro Co. (The) Class A	98,299	5,085,007
Tupperware Brands Corp.	304,610	13,938,954

		44,266,437

INSURANCE – 0.77%
Arthur J. Gallagher & Co.	178,054	4,695,284
Brown & Brown Inc.	203,054	4,099,660
First American Financial Corp.	277,412	4,144,535
Transatlantic Holdings Inc.	114,098	5,798,461

		18,737,940

INTERNET – 5.72%
AOL Inc.(a)	273,644	6,772,689
Digital River Inc.(a)	132,297	4,503,390
Equinix Inc.(a)	220,098	22,527,030
F5 Networks Inc.(a)	388,695	40,350,428
Netflix Inc.(a)(b)	209,791	34,019,709
Rackspace Hosting Inc.(a)	469,600	12,200,208

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P MidCap 400 Growth Index Fund

September 30, 2010

Security	Shares	Value
TIBCO Software Inc.(a)	791,503	$14,041,263
ValueClick Inc.(a)	394,446	5,159,354

		139,574,071

INVESTMENT COMPANIES – 0.13%
Apollo Investment Corp.	309,025	3,161,326

		3,161,326

IRON & STEEL – 1.22%
Reliance Steel & Aluminum Co.	358,600	14,892,658
Steel Dynamics Inc.	1,046,904	14,771,815

		29,664,473

LEISURE TIME – 0.77%
Life Time Fitness Inc.(a)(b)	202,500	7,992,675
WMS Industries Inc.(a)	280,637	10,683,851

		18,676,526

MACHINERY – 4.59%
Bucyrus International Inc. Class A	391,095	27,122,438
Gardner Denver Inc.	252,527	13,555,650
Graco Inc.	166,122	5,271,051
IDEX Corp.	212,769	7,555,427
Joy Global Inc.	498,571	35,059,513
Nordson Corp.	163,919	12,079,191
Wabtec Corp.	122,862	5,871,575
Zebra Technologies Corp. Class A(a)	161,799	5,442,918

		111,957,763

MANUFACTURING – 1.61%
AptarGroup Inc.	189,249	8,643,002
Carlisle Companies Inc.	156,321	4,681,814
Crane Co.	146,221	5,547,625
Donaldson Co. Inc.	181,083	8,534,442
Lancaster Colony Corp.	47,808	2,270,880
SPX Corp.	152,305	9,637,860

		39,315,623

MEDIA – 0.22%
John Wiley & Sons Inc. Class A	130,065	5,314,456

		5,314,456

METAL FABRICATE & HARDWARE – 0.31%
Valmont Industries Inc.	103,101	7,464,512

		7,464,512

OFFICE FURNISHINGS – 0.14%
HNI Corp.	117,648	3,383,556

		3,383,556

Security	Shares	Value
OIL & GAS – 5.00%
Atwood Oceanics Inc.(a)	271,144	$8,256,335
Bill Barrett Corp.(a)	221,921	7,989,156
Cimarex Energy Co.	186,734	12,358,056
Comstock Resources Inc.(a)	121,773	2,738,675
Forest Oil Corp.(a)	246,603	7,324,109
Mariner Energy Inc.(a)	229,480	5,560,300
Newfield Exploration Co.(a)	644,985	37,047,938
Plains Exploration & Production Co.(a)	676,395	18,039,455
Pride International Inc.(a)	525,781	15,473,735
Quicksilver Resources Inc.(a)	568,651	7,165,003

		121,952,762

OIL & GAS SERVICES – 1.41%
Helix Energy Solutions Group Inc.(a)	264,770	2,949,538
Oceaneering International Inc.(a)	261,411	14,079,596
Superior Energy Services Inc.(a)	380,191	10,147,298
Tidewater Inc.	159,130	7,130,615

		34,307,047

PACKAGING & CONTAINERS – 0.77%
Greif Inc. Class A	150,283	8,842,652
Packaging Corp. of America	250,332	5,800,192
Silgan Holdings Inc.	129,807	4,114,882

		18,757,726

PHARMACEUTICALS – 3.34%
Endo Pharmaceuticals Holdings Inc.(a)	350,856	11,662,454
Medicis Pharmaceutical Corp. Class A	290,911	8,625,511
NBTY Inc.(a)	306,185	16,834,051
Perrigo Co.	398,388	25,584,477
United Therapeutics Corp.(a)	240,071	13,446,377
VCA Antech Inc.(a)	257,826	5,437,550

		81,590,420

PIPELINES – 0.29%
Questar Corp.	399,086	6,995,978

		6,995,978

REAL ESTATE – 0.73%
Jones Lang LaSalle Inc.	205,846	17,758,334

		17,758,334

REAL ESTATE INVESTMENT TRUSTS – 6.04%
Alexandria Real Estate Equities Inc.	115,720	8,100,400
BRE Properties Inc. Class A(b)	120,731	5,010,337
Camden Property Trust	136,042	6,525,935
Corporate Office Properties Trust	151,556	5,654,554
Essex Property Trust Inc.	58,684	6,422,377
Federal Realty Investment Trust	136,352	11,134,504
Highwoods Properties Inc.(b)	134,085	4,353,740
Liberty Property Trust	219,998	7,017,936

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iShares S&P MidCap 400 Growth Index Fund

September 30, 2010

Security	Shares	Value
Macerich Co. (The)	439,687	$18,884,557
Mack-Cali Realty Corp.	172,821	5,652,975
Nationwide Health Properties Inc.	340,422	13,164,119
Omega Healthcare Investors Inc.	261,225	5,864,501
Realty Income Corp.(b)	275,828	9,300,920
Regency Centers Corp.	138,579	5,469,713
Senior Housing Properties Trust(b)	221,854	5,213,569
SL Green Realty Corp.	377,604	23,913,661
UDR Inc.(b)	269,042	5,682,167

		147,365,965

RETAIL – 9.07%
Advance Auto Parts Inc.	215,634	12,653,403
Aeropostale Inc.(a)	446,149	10,372,964
American Eagle Outfitters Inc.	652,545	9,762,073
AnnTaylor Stores Corp.(a)	163,007	3,299,262
Burger King Holdings Inc.	169,611	4,050,311
Cheesecake Factory Inc. (The)(a)	287,796	7,617,960
Chico’s FAS Inc.	866,455	9,115,107
Chipotle Mexican Grill Inc.(a)	150,180	25,830,960
Collective Brands Inc.(a)	311,428	5,026,448
Copart Inc.(a)	346,452	11,422,522
Dick’s Sporting Goods Inc.(a)	268,412	7,526,272
Dollar Tree Inc.(a)	612,901	29,885,053
Dress Barn Inc.(a)	333,730	7,926,088
J. Crew Group Inc.(a)	307,826	10,349,110
MSC Industrial Direct Co. Inc. Class A	111,755	6,039,240
Panera Bread Co. Class A(a)	150,236	13,312,412
PetSmart Inc.	389,206	13,622,210
Tractor Supply Co.	231,746	9,191,046
Under Armour Inc. Class A(a)(b)	169,498	7,634,190
Williams-Sonoma Inc.	522,207	16,553,962

		221,190,593

SEMICONDUCTORS – 4.68%
Atmel Corp.(a)	892,935	7,107,762
Cree Inc.(a)(b)	521,686	28,322,333
Fairchild Semiconductor International Inc.(a)	380,110	3,573,034
Integrated Device Technology Inc.(a)	337,607	1,975,001
International Rectifier Corp.(a)	102,068	2,152,614
Intersil Corp. Class A	292,801	3,422,844
Lam Research Corp.(a)	257,682	10,783,992
Rovi Corp.(a)	497,995	25,103,928
Semtech Corp.(a)	299,729	6,051,528
Silicon Laboratories Inc.(a)	215,261	7,889,316
Skyworks Solutions Inc.(a)	863,052	17,847,915

		114,230,267

SOFTWARE – 5.98%
ACI Worldwide Inc.(a)	64,569	1,445,700
Advent Software Inc.(a)	76,614	3,998,485
Allscripts Healthcare Solutions Inc.(a)	791,671	14,622,163
ANSYS Inc.(a)	438,831	18,540,610
Broadridge Financial Solutions Inc.	611,875	13,993,581
Global Payments Inc.	384,862	16,506,731
Informatica Corp.(a)	446,807	17,161,857
ManTech International Corp. Class A(a)	63,083	2,498,087

Security	Shares	Value
MSCI Inc. Class A(a)	568,701	$18,886,560
Parametric Technology Corp.(a)	223,203	4,361,387
Quest Software Inc.(a)	178,214	4,382,282
SEI Investments Co.	710,000	14,441,400
Solera Holdings Inc.	338,278	14,938,356

		145,777,199

TELECOMMUNICATIONS – 3.05%
ADC Telecommunications Inc.(a)	164,202	2,080,439
ADTRAN Inc.	166,338	5,871,731
Ciena Corp.(a)(b)	306,786	4,776,658
Cincinnati Bell Inc.(a)	640,056	1,708,950
CommScope Inc.(a)	457,020	10,849,655
NeuStar Inc. Class A(a)	342,494	8,514,401
Plantronics Inc.	108,413	3,662,191
Polycom Inc.(a)	411,526	11,226,429
RF Micro Devices Inc.(a)	726,431	4,460,286
Syniverse Holdings Inc.(a)	335,559	7,607,123
tw telecom inc.(a)	731,817	13,589,842

		74,347,705

TRANSPORTATION – 1.19%
J.B. Hunt Transport Services Inc.	428,954	14,884,704
Kirby Corp.(a)(b)	260,303	10,427,738
Landstar System Inc.	96,425	3,723,933

		29,036,375

WATER – 0.19%
Aqua America Inc.	232,359	4,740,124

		4,740,124

TOTAL COMMON STOCKS (Cost: $2,333,174,420)		2,448,759,917

SHORT-TERM INVESTMENTS – 8.01%

MONEY MARKET FUNDS – 8.01%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(c)(d)(e)	161,071,999	161,071,999
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(c)(d)(e)	32,647,669	32,647,669

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P MidCap 400 Growth Index Fund

September 30, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(c)(d)	1,694,297	$1,694,297

		195,413,965

TOTAL SHORT-TERM INVESTMENTS
(Cost: $195,413,965)		195,413,965

TOTAL INVESTMENTS IN SECURITIES – 108.39%
(Cost: $2,528,588,385)		2,644,173,882

Other Assets, Less Liabilities – (8.39)%		(204,752,958)

NET ASSETS – 100.00%		$2,439,420,924

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Affiliated issuer. See Note 2.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iShares S&P MidCap 400 Value Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.09%
Harte-Hanks Inc.	156,544	$1,826,869

		1,826,869

AEROSPACE & DEFENSE – 0.22%
Alliant Techsystems Inc.(a)	58,920	4,442,568

		4,442,568

AGRICULTURE – 0.20%
Universal Corp.	97,445	3,906,570

		3,906,570

AIRLINES – 0.84%
AirTran Holdings Inc.(a)	546,470	4,016,554
Alaska Air Group Inc.(a)	144,258	7,361,486
JetBlue Airways Corp.(a)(b)	813,139	5,439,900

		16,817,940

APPAREL – 0.72%
Hanesbrands Inc.(a)	231,500	5,986,590
Phillips-Van Heusen Corp.	85,612	5,150,418
Timberland Co. Class A(a)	162,648	3,222,057

		14,359,065

AUTO PARTS & EQUIPMENT – 1.21%
BorgWarner Inc.(a)	459,331	24,169,997

		24,169,997

BANKS – 6.09%
Associated Banc-Corp	696,736	9,189,948
BancorpSouth Inc.	295,009	4,183,228
Bank of Hawaii Corp.(b)	114,681	5,151,471
Cathay General Bancorp	316,125	3,758,726
City National Corp.	186,784	9,912,627
Commerce Bancshares Inc.	185,383	6,968,547
Cullen/Frost Bankers Inc.	244,429	13,167,390
FirstMerit Corp.	438,193	8,027,696
Fulton Financial Corp.	801,105	7,258,011
International Bancshares Corp.(b)	213,569	3,607,180
PacWest Bancorp	79,269	1,510,867
Prosperity Bancshares Inc.	91,795	2,980,584
SVB Financial Group(a)	95,988	4,062,212
Synovus Financial Corp.	3,163,020	7,781,029
TCF Financial Corp.(b)	510,376	8,262,987
Trustmark Corp.	229,093	4,980,482
Valley National Bancorp(b)	648,971	8,371,726
Webster Financial Corp.	266,125	4,673,155
Westamerica Bancorporation	74,878	4,080,102

Security	Shares	Value
Wilmington Trust Corp.	368,648	$3,310,459

		121,238,427

BIOTECHNOLOGY – 1.11%
Bio-Rad Laboratories Inc. Class A(a)	29,719	2,689,867
Charles River Laboratories International Inc.(a)(b)	149,243	4,947,405
Vertex Pharmaceuticals Inc.(a)	416,716	14,405,872

		22,043,144

BUILDING MATERIALS – 0.66%
Lennox International Inc.	112,617	4,695,003
Martin Marietta Materials Inc.(b)	110,017	8,468,008

		13,163,011

CHEMICALS – 3.93%
Albemarle Corp.	136,133	6,372,386
Ashland Inc.	317,156	15,467,698
Cabot Corp.	263,167	8,571,349
Cytec Industries Inc.	197,614	11,141,477
Intrepid Potash Inc.(a)	71,497	1,863,927
Minerals Technologies Inc.	74,547	4,392,309
Olin Corp.	319,270	6,436,483
RPM International Inc.	261,915	5,217,347
Sensient Technologies Corp.	200,015	6,098,457
Valspar Corp. (The)	396,671	12,633,972

		78,195,405

COAL – 1.06%
Arch Coal Inc.	654,542	17,482,817
Patriot Coal Corp.(a)(b)	322,939	3,684,734

		21,167,551

COMMERCIAL SERVICES – 4.30%
Aaron’s Inc.	294,129	5,426,680
Career Education Corp.(a)	171,660	3,685,540
Convergys Corp.(a)	499,124	5,215,846
CoreLogic Inc.	419,414	8,035,972
Corinthian Colleges Inc.(a)(b)	211,470	1,484,519
Corrections Corp. of America(a)	200,729	4,953,992
Deluxe Corp.	207,202	3,963,774
Korn/Ferry International(a)	185,603	3,069,874
Manpower Inc.	331,279	17,292,764
Navigant Consulting Inc.(a)	201,811	2,347,062
Pharmaceutical Product Development Inc.	282,479	7,002,655
Rent-A-Center Inc.	266,061	5,954,445
Rollins Inc.	85,745	2,004,718
Service Corp. International	428,756	3,695,877
Towers Watson & Co. Class A	182,341	8,967,530
United Rentals Inc.(a)	172,421	2,558,728

		85,659,976

COMPUTERS – 2.17%
Cadence Design Systems Inc.(a)	555,957	4,241,952
Diebold Inc.	264,589	8,226,072

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P MidCap 400 Value Index Fund

September 30, 2010

Security	Shares	Value
DST Systems Inc.	79,982	$3,586,393
Jack Henry & Associates Inc.	145,525	3,710,887
Mentor Graphics Corp.(a)	440,935	4,660,683
NCR Corp.(a)	646,485	8,811,591
SRA International Inc. Class A(a)	172,504	3,401,779
Synopsys Inc.(a)	269,255	6,669,446

		43,308,803

COSMETICS & PERSONAL CARE – 0.45%
Alberto-Culver Co.	238,581	8,982,575

		8,982,575

DISTRIBUTION & WHOLESALE – 1.28%
Ingram Micro Inc. Class A(a)	631,150	10,641,189
Owens & Minor Inc.	255,101	7,260,174
Tech Data Corp.(a)	187,773	7,567,252

		25,468,615

DIVERSIFIED FINANCIAL SERVICES – 1.01%
Greenhill & Co. Inc.(b)	43,965	3,487,304
Jefferies Group Inc.(b)	283,987	6,443,665
Raymond James Financial Inc.	401,198	10,162,345

		20,093,314

ELECTRIC – 6.81%
Alliant Energy Corp.	446,334	16,224,241
Black Hills Corp.	158,042	4,930,910
Cleco Corp.	244,704	7,248,133
DPL Inc.	187,207	4,891,719
Dynegy Inc.(a)	413,679	2,014,617
Great Plains Energy Inc.	546,056	10,320,458
Hawaiian Electric Industries Inc.	377,333	8,505,086
IDACORP Inc.	194,122	6,972,862
MDU Resources Group Inc.	758,014	15,122,379
NSTAR	417,294	16,420,519
NV Energy Inc.	947,091	12,454,247
OGE Energy Corp.	392,260	15,639,406
PNM Resources Inc.	349,613	3,982,092
Westar Energy Inc.	446,297	10,813,776

		135,540,445

ELECTRICAL COMPONENTS & EQUIPMENT – 0.75%
Energizer Holdings Inc.(a)	161,152	10,834,249
Hubbell Inc. Class B	79,850	4,052,388

		14,886,637

ELECTRONICS – 2.18%
Arrow Electronics Inc.(a)	474,596	12,685,951
Avnet Inc.(a)	611,707	16,522,206
Trimble Navigation Ltd.(a)	196,892	6,899,096
Vishay Intertechnology Inc.(a)	497,407	4,814,900
Woodward Governor Co.	75,668	2,453,156

		43,375,309

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 2.72%
AECOM Technology Corp.(a)	467,822	$11,349,362
Granite Construction Inc.	137,646	3,130,070
KBR Inc.	629,526	15,511,520
Shaw Group Inc. (The)(a)	340,171	11,416,139
URS Corp.(a)	337,510	12,818,630

		54,225,721

ENTERTAINMENT – 0.22%
International Speedway Corp. Class A	118,412	2,889,253
Scientific Games Corp. Class A(a)	158,372	1,536,208

		4,425,461

ENVIRONMENTAL CONTROL – 0.76%
Clean Harbors Inc.(a)	92,087	6,238,894
Mine Safety Appliances Co.	124,347	3,369,804
Waste Connections Inc.(a)	137,193	5,441,074

		15,049,772

FOOD – 2.39%
Corn Products International Inc.	303,150	11,368,125
Flowers Foods Inc.	180,745	4,489,706
Ralcorp Holdings Inc.(a)	221,173	12,934,197
Ruddick Corp.	171,381	5,943,493
Smithfield Foods Inc.(a)	668,725	11,254,642
Tootsie Roll Industries Inc.(b)	62,462	1,554,054

		47,544,217

FOREST PRODUCTS & PAPER – 1.20%
Louisiana-Pacific Corp.(a)	521,106	3,944,772
Potlatch Corp.(b)	101,265	3,443,010
Rayonier Inc.(b)	194,010	9,723,781
Rock-Tenn Co. Class A	67,227	3,348,577
Temple-Inland Inc.	181,575	3,388,190

		23,848,330

GAS – 3.62%
AGL Resources Inc.	313,924	12,042,125
Atmos Energy Corp.	363,154	10,622,255
Energen Corp.	101,428	4,637,288
National Fuel Gas Co.	198,110	10,264,079
Southern Union Co.	230,964	5,556,994
UGI Corp.	442,884	12,670,911
Vectren Corp.	327,692	8,477,392
WGL Holdings Inc.	204,808	7,737,646

		72,008,690

HAND & MACHINE TOOLS – 0.92%
Kennametal Inc.	330,078	10,209,313
Lincoln Electric Holdings Inc.	77,000	4,452,140
Regal Beloit Corp.	63,654	3,735,853

		18,397,306

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iShares S&P MidCap 400 Value Index Fund

September 30, 2010

Security	Shares	Value
HEALTH CARE – PRODUCTS – 2.35%
Beckman Coulter Inc.	114,530	$5,587,919
Gen-Probe Inc.(a)	84,039	4,072,530
Henry Schein Inc.(a)	176,944	10,365,380
Hill-Rom Holdings Inc.	179,341	6,436,548
Hologic Inc.(a)	605,449	9,693,238
Immucor Inc.(a)	129,953	2,576,968
Steris Corp.	122,641	4,074,134
TECHNE Corp.	65,435	4,039,303

		46,846,020

HEALTH CARE – SERVICES – 1.65%
Health Management Associates Inc. Class A(a)	342,932	2,626,859
Health Net Inc.(a)	392,529	10,672,863
Kindred Healthcare Inc.(a)	158,767	2,067,146
LifePoint Hospitals Inc.(a)	218,462	7,659,278
Psychiatric Solutions Inc.(a)	87,405	2,932,438
Universal Health Services Inc. Class B	176,186	6,846,588

		32,805,172

HOME BUILDERS – 2.09%
KB Home	216,011	2,447,405
M.D.C. Holdings Inc.	152,279	4,420,659
NVR Inc.(a)	23,567	15,260,340
Ryland Group Inc.	177,801	3,186,194
Thor Industries Inc.	157,058	5,245,737
Toll Brothers Inc.(a)	581,324	11,056,782

		41,617,117

HOUSEHOLD PRODUCTS & WARES – 0.87%
American Greetings Corp. Class A	97,114	1,805,349
Church & Dwight Co. Inc.	157,323	10,216,556
Scotts Miracle-Gro Co. (The) Class A	104,352	5,398,129

		17,420,034

INSURANCE – 7.84%
American Financial Group Inc.	318,732	9,746,825
Arthur J. Gallagher & Co.	275,505	7,265,067
Brown & Brown Inc.	300,851	6,074,182
Everest Re Group Ltd.	226,573	19,591,767
Fidelity National Financial Inc. Class A	917,583	14,415,229
First American Financial Corp.	189,026	2,824,048
Hanover Insurance Group Inc. (The)	180,916	8,503,052
HCC Insurance Holdings Inc.	464,053	12,107,143
Mercury General Corp.	143,436	5,862,229
Old Republic International Corp.	1,042,703	14,441,436
Protective Life Corp.	345,124	7,509,898
Reinsurance Group of America Inc.	294,702	14,231,160
StanCorp Financial Group Inc.	188,283	7,154,754
Transatlantic Holdings Inc.	161,763	8,220,796
Unitrin Inc.	201,997	4,926,707
W.R. Berkley Corp.	490,302	13,272,475

		156,146,768

Security	Shares	Value
INTERNET – 0.34%
AOL Inc.(a)	202,284	$5,006,529
Digital River Inc.(a)	49,761	1,693,864

		6,700,393

INVESTMENT COMPANIES – 0.27%
Apollo Investment Corp.	524,696	5,367,640

		5,367,640

IRON & STEEL – 0.30%
Carpenter Technology Corp.	177,095	5,969,872

		5,969,872

LODGING – 0.08%
Boyd Gaming Corp.(a)(b)	223,763	1,622,282

		1,622,282

MACHINERY – 2.05%
AGCO Corp.(a)	374,774	14,619,934
Graco Inc.	104,042	3,301,253
IDEX Corp.	150,582	5,347,167
Terex Corp.(a)	437,850	10,035,522
Wabtec Corp.	90,945	4,346,261
Zebra Technologies Corp. Class A(a)	93,927	3,159,704

		40,809,841

MANUFACTURING – 3.97%
Acuity Brands Inc.	175,424	7,760,758
AptarGroup Inc.	114,326	5,221,268
Brink’s Co. (The)	188,417	4,333,591
Carlisle Companies Inc.	115,601	3,462,250
Crane Co.	65,800	2,496,452
Donaldson Co. Inc.	156,986	7,398,750
Harsco Corp.	324,132	7,967,165
Lancaster Colony Corp.	38,104	1,809,940
Matthews International Corp. Class A	119,537	4,226,828
Pentair Inc.	397,597	13,371,187
SPX Corp.	74,416	4,709,045
Teleflex Inc.	160,825	9,131,644
Trinity Industries Inc.	321,761	7,165,617

		79,054,495

MEDIA – 0.32%
John Wiley & Sons Inc. Class A	78,620	3,212,413
Scholastic Corp.	112,222	3,122,016

		6,334,429

METAL FABRICATE & HARDWARE – 1.13%
Commercial Metals Co.	460,673	6,675,152
Timken Co. (The)	323,449	12,407,504
Worthington Industries Inc.	231,543	3,480,091

		22,562,747

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P MidCap 400 Value Index Fund

September 30, 2010

Security	Shares	Value
OFFICE FURNISHINGS – 0.35%
Herman Miller Inc.	229,903	$4,524,491
HNI Corp.	83,011	2,387,396

		6,911,887

OIL & GAS – 2.87%
Cimarex Energy Co.	182,929	12,106,241
Comstock Resources Inc.(a)	89,639	2,015,981
Forest Oil Corp.(a)	251,138	7,458,799
Frontier Oil Corp.	425,994	5,708,320
Mariner Energy Inc.(a)	224,393	5,437,042
Patterson-UTI Energy Inc.	620,918	10,605,279
Pride International Inc.(a)	268,841	7,911,991
Unit Corp.(a)	160,116	5,970,726

		57,214,379

OIL & GAS SERVICES – 0.57%
Exterran Holdings Inc.(a)	254,903	5,788,847
Helix Energy Solutions Group Inc.(a)	204,195	2,274,733
Tidewater Inc.	74,768	3,350,354

		11,413,934

PACKAGING & CONTAINERS – 1.10%
Packaging Corp. of America	209,137	4,845,704
Silgan Holdings Inc.	108,072	3,425,882
Sonoco Products Co.	405,483	13,559,352

		21,830,938

PHARMACEUTICALS – 1.00%
Endo Pharmaceuticals Holdings Inc.(a)	172,296	5,727,119
Omnicare Inc.	475,967	11,366,092
VCA Antech Inc.(a)	131,653	2,776,562

		19,869,773

PIPELINES – 0.33%
Questar Corp.	374,781	6,569,911

		6,569,911

REAL ESTATE INVESTMENT TRUSTS – 8.82%
Alexandria Real Estate Equities Inc.	122,925	8,604,750
AMB Property Corp.	677,917	17,944,463
BRE Properties Inc. Class A	157,420	6,532,930
Camden Property Trust(b)	156,502	7,507,401
Corporate Office Properties Trust	112,431	4,194,801
Cousins Properties Inc.	412,227	2,943,301
Duke Realty Corp.	1,013,369	11,744,947
Equity One Inc.(b)	167,908	2,834,287
Essex Property Trust Inc.	73,299	8,021,843
Federal Realty Investment Trust	133,599	10,909,694
Highwoods Properties Inc.	170,578	5,538,668

Security	Shares	Value
Hospitality Properties Trust	497,033	$11,098,747
Liberty Property Trust(b)	274,905	8,769,469
Macerich Co. (The)	157,258	6,754,231
Mack-Cali Realty Corp.	176,107	5,760,460
Nationwide Health Properties Inc.	214,348	8,288,837
Omega Healthcare Investors Inc.(b)	164,371	3,690,129
Realty Income Corp.(b)	212,549	7,167,152
Regency Centers Corp.	214,317	8,459,092
Senior Housing Properties Trust(b)	328,449	7,718,551
UDR Inc.(b)	498,585	10,530,115
Weingarten Realty Investors(b)	484,939	10,581,369

		175,595,237

RETAIL – 4.56%
99 Cents Only Stores(a)	188,461	3,558,144
Advance Auto Parts Inc.	159,530	9,361,220
American Eagle Outfitters Inc.	244,386	3,656,015
AnnTaylor Stores Corp.(a)	102,266	2,069,864
Barnes & Noble Inc.(b)	157,665	2,555,750
BJ’s Wholesale Club Inc.(a)	219,839	9,123,318
Bob Evans Farms Inc.	122,649	3,442,757
Brinker International Inc.	409,201	7,717,531
Burger King Holdings Inc.	231,086	5,518,334
Coldwater Creek Inc.(a)	242,111	1,275,925
Dick’s Sporting Goods Inc.(a)	131,627	3,690,821
Foot Locker Inc.	627,056	9,111,124
MSC Industrial Direct Co. Inc. Class A	85,963	4,645,441
PetSmart Inc.	152,907	5,351,745
Regis Corp.	231,573	4,429,991
Saks Inc.(a)(b)	649,019	5,581,563
Tractor Supply Co.	99,497	3,946,051
Wendy’s/Arby’s Group Inc. Class A	1,298,941	5,884,203

		90,919,797

SAVINGS & LOANS – 2.77%
Astoria Financial Corp.	331,987	4,524,983
First Niagara Financial Group Inc.	842,047	9,809,847
New York Community Bancorp Inc.	1,754,680	28,513,550
NewAlliance Bancshares Inc.	423,937	5,350,085
Washington Federal Inc.	453,265	6,916,824

		55,115,289

SEMICONDUCTORS – 1.60%
Atmel Corp.(a)	1,115,409	8,878,656
Fairchild Semiconductor International Inc.(a)	186,021	1,748,597
Integrated Device Technology Inc.(a)	359,080	2,100,618
International Rectifier Corp.(a)	198,303	4,182,210
Intersil Corp. Class A	254,728	2,977,770
Lam Research Corp.(a)	285,109	11,931,812

		31,819,663

SOFTWARE – 1.03%
ACI Worldwide Inc.(a)	80,843	1,810,075
Acxiom Corp.(a)	322,364	5,112,693
Fair Isaac Corp.	167,986	4,142,535
ManTech International Corp. Class A(a)	38,132	1,510,027

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iShares S&P MidCap 400 Value Index Fund

September 30, 2010

Security	Shares	Value
Parametric Technology Corp.(a)	279,231	$5,456,174
Quest Software Inc.(a)	99,031	2,435,172

		20,466,676

TELECOMMUNICATIONS – 1.43%
ADC Telecommunications Inc.(a)	257,702	3,265,084
ADTRAN Inc.	113,686	4,013,116
Ciena Corp.(a)	120,780	1,880,545
Cincinnati Bell Inc.(a)	275,518	735,633
Plantronics Inc.	101,358	3,423,873
RF Micro Devices Inc.(a)	495,565	3,042,769
Telephone and Data Systems Inc.	372,461	12,216,721

		28,577,741

TEXTILES – 0.61%
Mohawk Industries Inc.(a)	226,569	12,076,128

		12,076,128

TRANSPORTATION – 2.01%
Alexander & Baldwin Inc.	165,903	5,780,060
Con-way Inc.	219,434	6,800,260
Kansas City Southern Industries Inc.(a)	413,136	15,455,418
Landstar System Inc.	120,723	4,662,322
Overseas Shipholding Group Inc.	107,988	3,706,148
Werner Enterprises Inc.	178,196	3,651,236

		40,055,444

TRUCKING & LEASING – 0.27%
GATX Corp.	186,461	5,467,037

		5,467,037

WATER – 0.37%
Aqua America Inc.(b)	359,443	7,332,637

		7,332,637

TOTAL COMMON STOCKS
(Cost: $2,029,567,246)		1,988,638,999

SHORT-TERM INVESTMENTS – 3.90%

MONEY MARKET FUNDS – 3.90%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(c)(d)(e)	62,957,146	62,957,146
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(c)(d)(e)	12,760,778	12,760,778

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(c)(d)	1,924,605	$1,924,605

		77,642,529

TOTAL SHORT-TERM INVESTMENTS
(Cost: $77,642,529)		77,642,529

TOTAL INVESTMENTS IN SECURITIES – 103.76%
(Cost: $2,107,209,775)		2,066,281,528

Other Assets, Less Liabilities – (3.76)%		(74,942,195)

NET ASSETS – 100.00%		$1,991,339,333

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares S&P SmallCap 600 Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.89%

AEROSPACE & DEFENSE – 2.42%
AAR Corp.(a)	535,473	$9,991,926
AeroVironment Inc.(a)(b)	204,402	4,547,945
Curtiss-Wright Corp.	624,107	18,910,442
Esterline Technologies Corp.(a)	407,446	23,318,135
GenCorp Inc.(a)(b)	795,200	3,912,384
Kaman Corp.	352,016	9,226,339
Moog Inc. Class A(a)	614,780	21,830,838
Orbital Sciences Corp.(a)	783,823	11,992,492
Teledyne Technologies Inc.(a)	491,165	19,558,190
Triumph Group Inc.	222,898	16,625,962

		139,914,653

AGRICULTURE – 0.25%
Alliance One International Inc.(a)	1,215,581	5,044,661
Andersons Inc. (The)	249,636	9,461,205

		14,505,866

AIRLINES – 0.34%
Allegiant Travel Co.(b)	211,043	8,931,340
SkyWest Inc.	761,631	10,632,369

		19,563,709

APPAREL – 3.21%
Carter’s Inc.(a)	805,245	21,202,101
Crocs Inc.(a)(b)	1,173,470	15,266,845
Deckers Outdoor Corp.(a)	523,884	26,173,245
Gymboree Corp.(a)(b)	370,446	15,388,327
Iconix Brand Group Inc.(a)	978,008	17,115,140
K-Swiss Inc. Class A(a)	365,754	4,663,363
Liz Claiborne Inc.(a)(b)	1,281,340	7,790,547
Maidenform Brands Inc.(a)	313,134	9,033,916
Oxford Industries Inc.	188,290	4,477,536
Perry Ellis International Inc.(a)	136,001	2,971,622
Quiksilver Inc.(a)	1,756,927	6,869,584
SKECHERS U.S.A. Inc. Class A(a)(b)	458,042	10,759,406
Steven Madden Ltd.(a)	311,516	12,790,847
True Religion Apparel Inc.(a)(b)	345,614	7,375,403
Volcom Inc.(a)	231,772	4,431,481
Wolverine World Wide Inc.	660,912	19,173,057

		185,482,420

AUTO PARTS & EQUIPMENT – 0.30%
ATC Technology Corp.(a)	273,464	6,765,499
Spartan Motors Inc.	441,454	2,048,347
Standard Motor Products Inc.	266,024	2,801,233
Superior Industries International Inc.	313,746	5,421,531

		17,036,610

Security	Shares	Value
BANKS – 6.21%
Bank Mutual Corp.	616,851	$3,201,457
Bank of the Ozarks Inc.(b)	177,160	6,570,864
Boston Private Financial Holdings Inc.	1,031,422	6,745,500
City Holding Co.	211,513	6,487,104
Columbia Banking System Inc.	533,489	10,483,059
Community Bank System Inc.	449,832	10,350,634
East West Bancorp Inc.	2,004,690	32,636,353
First BanCorp (Puerto Rico)(a)(b)	4,325,318	1,211,089
First Commonwealth Financial Corp.	1,249,943	6,812,189
First Financial Bancorp	787,257	13,131,447
First Financial Bankshares Inc.	282,723	13,285,154
First Midwest Bancorp Inc.	1,004,567	11,582,657
Glacier Bancorp Inc.	974,958	14,234,387
Hancock Holding Co.	400,173	12,033,202
Hanmi Financial Corp.(a)(b)	2,031,914	2,600,850
Home Bancshares Inc.	296,947	6,033,963
Independent Bank Corp. (Massachusetts)	287,708	6,479,184
Nara Bancorp Inc.(a)	515,044	3,636,211
National Penn Bancshares Inc.	1,710,585	10,691,156
NBT Bancorp Inc.	467,868	10,325,847
Old National Bancorp	1,182,318	12,414,339
Pinnacle Financial Partners Inc.(a)(b)	451,068	4,145,315
PrivateBancorp Inc.(b)	794,108	9,044,890
S&T Bancorp Inc.(b)	335,913	5,851,604
Signature Bank(a)	549,897	21,357,999
Simmons First National Corp. Class A	233,688	6,606,360
South Financial Group Inc. (The)(a)	2,911,422	826,844
Sterling Bancorp	364,330	3,166,028
Sterling Bancshares Inc.	1,382,549	7,424,288
Susquehanna Bancshares Inc.	1,757,877	14,836,482
Tompkins Financial Corp.	111,686	4,429,467
TrustCo Bank Corp. NY	1,044,846	5,809,344
UMB Financial Corp.	406,000	14,417,060
Umpqua Holdings Corp.	1,551,379	17,592,638
United Bankshares Inc.(b)	520,180	12,947,280
United Community Banks Inc.(a)(b)	1,279,938	2,867,061
Whitney Holding Corp.	1,310,727	10,708,639
Wilshire Bancorp Inc.	260,268	1,702,153
Wintrust Financial Corp.	421,875	13,672,969

		358,353,067

BEVERAGES – 0.25%
Boston Beer Co. Inc. (The) Class A(a)	127,037	8,494,964
Peet’s Coffee & Tea Inc.(a)(b)	174,441	5,971,116

		14,466,080

BIOTECHNOLOGY – 1.39%
Affymetrix Inc.(a)	960,292	4,378,932
ArQule Inc.(a)	505,731	2,604,515
Cambrex Corp.(a)	396,267	1,684,135
CryoLife Inc.(a)	382,704	2,323,013
Enzo Biochem Inc.(a)	448,015	1,702,457
Integra LifeSciences Holdings Corp.(a)	284,027	11,207,705
Martek Biosciences Corp.(a)(b)	454,281	10,280,379
Regeneron Pharmaceuticals Inc.(a)	912,146	24,992,800

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Index Fund

September 30, 2010

Security	Shares	Value
Savient Pharmaceuticals Inc.(a)	915,813	$20,944,643

		80,118,579

BUILDING MATERIALS – 1.33%
AAON Inc.(b)	161,745	3,804,242
Apogee Enterprises Inc.	381,695	3,492,509
Comfort Systems USA Inc.	514,707	5,522,806
Drew Industries Inc.(a)	258,818	5,398,943
Eagle Materials Inc.	598,665	14,188,361
NCI Building Systems Inc.(a)(b)	226,634	2,159,822
Quanex Building Products Corp.	510,212	8,811,361
Simpson Manufacturing Co. Inc.(b)	536,056	13,819,524
Texas Industries Inc.	377,098	11,886,129
Universal Forest Products Inc.	262,243	7,670,608

		76,754,305

CHEMICALS – 1.60%
A. Schulman Inc.	427,084	8,605,743
American Vanguard Corp.	291,261	1,799,993
Arch Chemicals Inc.	340,793	11,958,426
Balchem Corp.	384,188	11,856,042
H.B. Fuller Co.	663,922	13,192,130
OM Group Inc.(a)	418,585	12,607,780
Penford Corp.(a)	153,917	709,557
PolyOne Corp.(a)	1,261,605	15,252,805
Quaker Chemical Corp.	152,186	4,955,176
Stepan Co.	105,021	6,207,791
Zep Inc.	294,815	5,141,574

		92,287,017

COMMERCIAL SERVICES – 6.68%
ABM Industries Inc.	637,169	13,756,479
Administaff Inc.	305,421	8,224,987
American Public Education Inc.(a)	250,674	8,237,148
AMN Healthcare Services Inc.(a)	441,101	2,267,259
Arbitron Inc.	363,158	10,157,529
Bowne & Co. Inc.	544,174	6,165,491
Capella Education Co.(a)(b)	226,548	17,584,656
CDI Corp.	174,019	2,248,325
Chemed Corp.	308,693	17,586,240
Coinstar Inc.(a)(b)	443,211	19,053,641
Consolidated Graphics Inc.(a)	137,817	5,712,515
CorVel Corp.(a)	90,226	3,830,094
Cross Country Healthcare Inc.(a)	421,736	3,032,282
Exponent Inc.(a)	188,066	6,317,137
Forrester Research Inc.(a)	198,909	6,579,910
GEO Group Inc. (The)(a)	873,750	20,402,062
Healthcare Services Group Inc.	594,160	13,540,906
HealthSpring Inc.(a)	774,962	20,025,018
Heartland Payment Systems Inc.	516,624	7,863,017
Heidrick & Struggles International Inc.	238,225	4,640,623
Hillenbrand Inc.	843,642	18,146,739
HMS Holdings Corp.(a)	368,944	21,745,559
Kelly Services Inc. Class A(a)	383,268	4,495,734
Kendle International Inc.(a)	203,035	1,892,286
Landauer Inc.	127,557	7,988,895

Security	Shares	Value
Live Nation Entertainment Inc.(a)	2,020,900	$19,966,492
MAXIMUS Inc.	234,851	14,462,125
Medifast Inc.(a)(b)	181,640	4,927,893
Midas Inc.(a)	189,211	1,439,896
Monro Muffler Brake Inc.	271,847	12,534,865
On Assignment Inc.(a)	494,759	2,597,485
PAREXEL International Corp.(a)	792,258	18,324,928
Pre-Paid Legal Services Inc.(a)(b)	134,754	8,420,777
Rewards Network Inc.	119,493	1,714,725
SFN Group Inc.(a)	716,757	4,307,710
StarTek Inc.(a)	157,347	657,710
TeleTech Holdings Inc.(a)	400,015	5,936,223
TrueBlue Inc.(a)	597,542	8,156,448
Universal Technical Institute Inc.	282,736	5,527,489
Viad Corp.	277,520	5,367,237
Volt Information Sciences Inc.(a)	160,670	1,156,824
Wright Express Corp.(a)	518,320	18,509,207

		385,502,566

COMPUTERS – 2.14%
Agilysys Inc.(a)	265,676	1,726,894
CACI International Inc. Class A(a)	410,515	18,579,909
CIBER Inc.(a)	932,445	2,806,659
Compellent Technologies Inc.(a)	314,699	5,721,228
Hutchinson Technology Inc.(a)(b)	319,502	1,108,672
Insight Enterprises Inc.(a)	627,567	9,815,148
Integral Systems Inc.(a)	239,784	1,769,606
Manhattan Associates Inc.(a)	299,461	8,789,180
Mercury Computer Systems Inc.(a)	320,117	3,851,007
MTS Systems Corp.	220,107	6,823,317
NCI Inc. Class A(a)	107,343	2,030,930
NetScout Systems Inc.(a)	471,862	9,677,890
Radiant Systems Inc.(a)	437,306	7,477,933
RadiSys Corp.(a)	327,950	3,089,289
Sigma Designs Inc.(a)(b)	372,247	4,277,118
Stratasys Inc.(a)(b)	278,820	7,728,890
Sykes Enterprises Inc.(a)	559,359	7,596,095
Synaptics Inc.(a)(b)	467,380	13,152,073
Tyler Technologies Inc.(a)(b)	366,813	7,394,950

		123,416,788

DISTRIBUTION & WHOLESALE – 1.35%
Brightpoint Inc.(a)	948,465	6,629,770
MWI Veterinary Supply Inc.(a)	167,410	9,662,905
Pool Corp.	672,195	13,490,954
ScanSource Inc.(a)	362,394	10,052,809
United Stationers Inc.(a)	316,615	16,942,069
Watsco Inc.	377,460	21,016,973

		77,795,480

DIVERSIFIED FINANCIAL SERVICES – 1.66%
Interactive Brokers Group Inc. Class A(a)	572,717	9,856,459
Investment Technology Group Inc.(a)	579,600	8,241,912
LaBranche & Co. Inc.(a)	502,032	1,957,925
National Financial Partners Corp.(a)(b)	578,496	7,329,544
optionsXpress Holdings Inc.(a)	576,605	8,856,653

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Index Fund

September 30, 2010

Security	Shares	Value
Piper Jaffray Companies, Inc.(a)	210,528	$6,132,681
Portfolio Recovery Associates Inc.(a)(b)	231,137	14,943,007
Stifel Financial Corp.(a)	485,205	22,460,139
SWS Group Inc.	399,395	2,863,662
TradeStation Group Inc.(a)	549,550	3,616,039
World Acceptance Corp.(a)(b)	212,492	9,383,647

		95,641,668

ELECTRIC – 1.85%
ALLETE Inc.	420,694	15,325,882
Avista Corp.	750,151	15,663,153
Central Vermont Public Service Corp.	169,763	3,424,120
CH Energy Group Inc.	214,673	9,479,960
El Paso Electric Co.(a)	590,018	14,030,628
NorthWestern Corp.	490,528	13,980,048
UIL Holdings Corp.	647,171	18,224,335
UniSource Energy Corp.	492,296	16,457,455

		106,585,581

ELECTRICAL COMPONENTS & EQUIPMENT – 0.98%
Advanced Energy Industries Inc.(a)	522,226	6,820,272
Belden Inc.	634,221	16,730,750
Encore Wire Corp.	257,928	5,290,103
Greatbatch Inc.(a)	315,402	7,314,173
Littelfuse Inc.(a)	299,109	13,071,063
Powell Industries Inc.(a)	120,235	3,741,713
Vicor Corp.	263,535	3,850,246

		56,818,320

ELECTRONICS – 4.18%
American Science and Engineering Inc.	122,535	9,024,703
Analogic Corp.	174,810	7,845,473
Badger Meter Inc.	203,737	8,247,274
Bel Fuse Inc. Class B	158,772	3,305,633
Benchmark Electronics Inc.(a)	843,771	13,837,844
Brady Corp. Class A	712,601	20,786,571
Checkpoint Systems Inc.(a)	535,816	10,903,856
Cogent Inc.(a)	747,508	7,953,485
CTS Corp.	462,113	4,445,527
Cubic Corp.	213,052	8,692,522
Cymer Inc.(a)	400,446	14,848,538
Daktronics Inc.	475,598	4,670,372
Dionex Corp.(a)	236,483	20,441,590
Electro Scientific Industries Inc.(a)	322,538	3,583,397
FARO Technologies Inc.(a)	219,258	4,782,017
FEI Co.(a)	517,475	10,126,986
II-VI Inc.(a)	343,845	12,835,734
Keithley Instruments Inc.	177,889	3,826,392
LoJack Corp.(a)	255,378	975,544
Methode Electronics Inc.	499,463	4,535,124
OSI Systems Inc.(a)	249,196	9,050,799
Park Electrochemical Corp.	280,006	7,375,358
Plexus Corp.(a)	547,423	16,066,865
Rogers Corp.(a)	214,578	6,754,915
Sonic Solutions Inc.(a)(b)	417,226	4,748,032
Technitrol Inc.	556,299	2,453,279

Security	Shares	Value
TTM Technologies Inc.(a)	586,661	$5,743,411
Watts Water Technologies Inc. Class A	395,099	13,453,121

		241,314,362

ENERGY – ALTERNATE SOURCES – 0.05%
Headwaters Inc.(a)	811,970	2,923,092

		2,923,092

ENGINEERING & CONSTRUCTION – 0.77%
Dycom Industries Inc.(a)	519,837	5,193,172
EMCOR Group Inc.(a)	898,754	22,100,361
Insituform Technologies Inc. Class A(a)	532,111	12,866,444
Orion Marine Group Inc.(a)	365,040	4,530,146

		44,690,123

ENTERTAINMENT – 0.27%
Pinnacle Entertainment Inc.(a)	824,398	9,192,037
Shuffle Master Inc.(a)	727,736	6,120,260

		15,312,297

ENVIRONMENTAL CONTROL – 0.66%
Calgon Carbon Corp.(a)	759,938	11,019,101
Darling International Inc.(a)	1,118,615	9,530,600
Tetra Tech Inc.(a)	835,172	17,513,557

		38,063,258

FOOD – 2.05%
Cal-Maine Foods Inc.(b)	181,127	5,249,060
Calavo Growers Inc.	162,554	3,524,171
Diamond Foods Inc.(b)	295,865	12,127,506
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	350,084	1,386,333
Hain Celestial Group Inc.(a)	580,398	13,917,944
J&J Snack Foods Corp.	193,220	8,101,715
Lance Inc.	439,016	9,351,041
Nash-Finch Co.	167,038	7,105,797
Sanderson Farms Inc.	262,215	11,351,287
Spartan Stores Inc.	307,337	4,456,386
TreeHouse Foods Inc.(a)	479,416	22,101,078
United Natural Foods Inc.(a)	586,810	19,446,883

		118,119,201

FOREST PRODUCTS & PAPER – 0.85%
Buckeye Technologies Inc.	533,929	7,854,095
Clearwater Paper Corp.(a)	155,715	11,846,797
Deltic Timber Corp.	145,856	6,534,349
Neenah Paper Inc.	201,344	3,060,429
Schweitzer-Mauduit International Inc.	248,873	14,511,785
Wausau Paper Corp.(a)	663,898	5,503,714

		49,311,169

GAS – 2.05%
Laclede Group Inc. (The)	302,428	10,409,572

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Index Fund

September 30, 2010

Security	Shares	Value
New Jersey Resources Corp.	558,206	$21,892,839
Northwest Natural Gas Co.	360,026	17,083,234
Piedmont Natural Gas Co.	976,937	28,331,173
South Jersey Industries Inc.	404,669	20,018,975
Southwest Gas Corp.	615,620	20,678,676

		118,414,469

HEALTH CARE – PRODUCTS – 3.81%
Abaxis Inc.(a)	301,657	6,968,277
Align Technology Inc.(a)(b)	918,220	17,978,747
American Medical Systems Holdings Inc.(a)	1,029,508	20,157,767
Cantel Medical Corp.	171,605	2,780,001
CONMED Corp.(a)	390,598	8,753,301
Cooper Companies Inc. (The)(b)	630,943	29,162,185
Cyberonics Inc.(a)	325,801	8,692,371
Haemonetics Corp.(a)	334,192	19,560,258
Hanger Orthopedic Group Inc.(a)	436,902	6,352,555
ICU Medical Inc.(a)	158,249	5,901,105
Invacare Corp.	439,313	11,646,187
Kensey Nash Corp.(a)(b)	120,567	3,483,181
LCA-Vision Inc.(a)	256,337	1,427,797
Meridian Bioscience Inc.	551,269	12,061,766
Merit Medical Systems Inc.(a)	382,892	6,084,154
Natus Medical Inc.(a)	389,279	5,671,795
Osteotech Inc.(a)	245,921	1,588,650
Palomar Medical Technologies Inc.(a)	252,761	2,611,021
PSS World Medical Inc.(a)	764,926	16,354,118
SurModics Inc.(a)(b)	235,442	2,806,469
Symmetry Medical Inc.(a)	485,424	4,679,487
West Pharmaceutical Services Inc.	450,999	15,473,776
Zoll Medical Corp.(a)	291,754	9,414,901

		219,609,869

HEALTH CARE – SERVICES – 2.63%
Air Methods Corp.(a)	150,365	6,252,177
Almost Family Inc.(a)	111,516	3,304,219
Amedisys Inc.(a)(b)	389,923	9,280,167
AMERIGROUP Corp.(a)(b)	691,196	29,355,094
AmSurg Corp.(a)	419,545	7,333,647
Bio-Reference Laboratories Inc.(a)	332,165	6,928,962
Centene Corp.(a)	667,267	15,740,828
Ensign Group Inc. (The)	177,422	3,184,725
Genoptix Inc.(a)	239,240	3,397,208
Gentiva Health Services Inc.(a)	404,544	8,839,286
Healthways Inc.(a)	464,451	5,406,210
IPC The Hospitalist Co. Inc.(a)	220,627	6,027,530
LHC Group Inc.(a)	212,616	4,930,565
Magellan Health Services Inc.(a)	452,197	21,361,786
MedCath Corp.(a)	278,053	2,799,994
Molina Healthcare Inc.(a)	226,687	6,118,282
RehabCare Group Inc.(a)	338,278	6,839,981
Res-Care Inc.(a)	346,562	4,598,878

		151,699,539

HOME BUILDERS – 0.39%
M/I Homes Inc.(a)	248,839	2,580,461

Security	Shares	Value
Meritage Homes Corp.(a)	435,219	8,538,997
Skyline Corp.	91,808	1,860,030
Standard-Pacific Corp.(a)	1,345,030	5,339,769
Winnebago Industries Inc.(a)(b)	393,748	4,102,854

		22,422,111

HOME FURNISHINGS – 0.47%
Audiovox Corp. Class A(a)	252,837	1,729,405
DTS Inc.(a)	232,468	8,873,304
Ethan Allen Interiors Inc.(b)	389,958	6,808,667
La-Z-Boy Inc.(a)(b)	703,350	5,936,274
Universal Electronics Inc.(a)	182,717	3,809,649
		27,157,299

HOUSEHOLD PRODUCTS & WARES – 0.57%
Blyth Inc.	73,706	3,039,635
Central Garden & Pet Co. Class A(a)	766,491	7,940,847
Helen of Troy Ltd.(a)	416,106	10,523,321
Kid Brands Inc.(a)	289,906	2,493,191
Standard Register Co. (The)	168,905	493,203
WD-40 Co.	225,884	8,588,110

		33,078,307

HOUSEWARES – 0.54%
National Presto Industries Inc.	70,767	7,534,563
Toro Co. (The)	424,149	23,849,898

		31,384,461

INSURANCE – 2.55%
American Physicians Capital Inc.	106,265	4,405,747
Amerisafe Inc.(a)	253,001	4,751,359
Delphi Financial Group Inc. Class A	735,088	18,369,849
eHealth Inc.(a)	319,586	4,129,051
Employers Holdings Inc.	424,707	6,697,629
Horace Mann Educators Corp.	534,556	9,504,406
Infinity Property and Casualty Corp.	171,611	8,369,468
Navigators Group Inc. (The)(a)	169,609	7,569,650
Presidential Life Corp.	288,875	2,830,975
ProAssurance Corp.(a)	430,873	24,813,976
RLI Corp.	224,266	12,697,941
Safety Insurance Group Inc.	203,746	8,561,407
Selective Insurance Group Inc.	724,724	11,805,754
Stewart Information Services Corp.(b)	246,385	2,789,078
Tower Group Inc.	584,803	13,655,150
United Fire & Casualty Co.	289,260	6,135,205

		147,086,645

INTERNET – 1.96%
Blue Coat Systems Inc.(a)	579,136	13,934,012
Blue Nile Inc.(a)(b)	194,204	8,640,136
comScore Inc.(a)	341,221	8,025,518
DealerTrack Holdings Inc.(a)	547,474	9,350,856
eResearchTechnology Inc.(a)	583,265	4,362,822
InfoSpace Inc.(a)	485,157	4,201,460

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Index Fund

September 30, 2010

Security	Shares	Value
j2 Global Communications Inc.(a)(b)	617,718	$14,695,511
Knot Inc. (The)(a)	409,076	3,734,864
Liquidity Services Inc.(a)	232,558	3,723,254
NutriSystem Inc.(b)	364,826	7,019,252
PCTEL Inc.(a)	255,971	1,571,662
Perficient Inc.(a)	408,036	3,729,449
Sourcefire Inc.(a)	374,994	10,814,827
Stamps.com Inc.(a)	160,760	2,089,880
United Online Inc.	1,184,688	6,776,415
Websense Inc.(a)	576,034	10,218,843

		112,888,761

IRON & STEEL – 0.11%
Gibraltar Industries Inc.(a)	408,936	3,672,245
Olympic Steel Inc.	122,942	2,826,437

		6,498,682

LEISURE TIME – 1.12%
Arctic Cat Inc.(a)	166,633	1,707,988
Brunswick Corp.	1,200,524	18,271,976
Callaway Golf Co.	872,509	6,107,563
Interval Leisure Group Inc.(a)	547,175	7,370,447
Multimedia Games Inc.(a)	366,421	1,355,758
Nautilus Inc.(a)	278,818	370,828
Polaris Industries Inc.(b)	450,471	29,325,662

		64,510,222

LODGING – 0.09%
Marcus Corp.	293,368	3,476,411
Monarch Casino & Resort Inc.(a)	154,760	1,734,859

		5,211,270

MACHINERY – 1.64%
Albany International Corp. Class A	375,611	7,106,560
Applied Industrial Technologies Inc.	511,157	15,641,404
Astec Industries Inc.(a)	270,037	7,704,156
Briggs & Stratton Corp.	682,536	12,975,009
Cascade Corp.	125,272	3,983,650
Cognex Corp.	538,334	14,438,118
Gerber Scientific Inc.(a)	343,458	2,119,136
Intermec Inc.(a)	671,311	8,230,273
Intevac Inc.(a)	305,622	3,059,276
Lindsay Corp.(b)	169,404	7,338,581
Robbins & Myers Inc.	446,906	11,968,143

		94,564,306

MANUFACTURING – 2.56%
A.O. Smith Corp.	301,841	17,473,576
Actuant Corp. Class A	920,284	21,129,721
AZZ Inc.	168,572	7,221,624
Barnes Group Inc.	618,273	10,875,422
Ceradyne Inc.(a)	344,238	8,037,957
CLARCOR Inc.	685,993	26,499,910
EnPro Industries Inc.(a)(b)	278,901	8,724,023

Security	Shares	Value
ESCO Technologies Inc.	359,242	$11,948,389
Federal Signal Corp.	843,578	4,546,885
Griffon Corp.(a)	627,319	7,647,019
LSB Industries Inc.(a)	220,398	4,092,791
Lydall Inc.(a)	234,123	1,723,145
Myers Industries Inc.	479,295	4,117,144
Standex International Corp.	168,502	4,076,063
Sturm, Ruger & Co. Inc.(b)	259,431	3,538,639
Tredegar Corp.	311,004	5,902,856

		147,555,164

MEDIA – 0.26%
DG FastChannel Inc.(a)(b)	331,914	7,219,130
Dolan Co. (The)(a)	413,593	4,702,552
E.W. Scripps Co. (The) Class A(a)	410,974	3,238,475

		15,160,157

METAL FABRICATE & HARDWARE – 0.70%
A.M. Castle & Co.(a)	227,505	3,014,441
CIRCOR International Inc.	231,929	7,328,956
Kaydon Corp.	453,280	15,683,488
Lawson Products Inc.	52,370	799,690
Mueller Industries Inc.	512,177	13,567,569

		40,394,144

MINING – 0.83%
AMCOL International Corp.	341,187	8,935,688
Brush Engineered Materials Inc.(a)	276,071	7,851,459
Century Aluminum Co.(a)	767,264	10,104,867
Kaiser Aluminum Corp.	200,063	8,560,696
RTI International Metals Inc.(a)	407,918	12,490,449

		47,943,159

MISCELLANEOUS – MANUFACTURING – 0.11%
John Bean Technologies Corp.	382,028	6,154,471

		6,154,471

OFFICE FURNISHINGS – 0.21%
Interface Inc. Class A	863,021	12,280,789

		12,280,789

OIL & GAS – 1.75%
Holly Corp.	598,336	17,202,160
Penn Virginia Corp.	617,589	9,906,128
Petroleum Development Corp.(a)	261,114	7,206,746
PetroQuest Energy Inc.(a)	754,478	4,594,771
Pioneer Drilling Co.(a)	731,379	4,666,198
Seahawk Drilling Inc.(a)	162,952	1,378,574
SM Energy Co.	854,966	32,027,026
Stone Energy Corp.(a)(b)	658,682	9,702,386
Swift Energy Co.(a)	513,504	14,419,192

		101,103,181

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Index Fund

September 30, 2010

Security	Shares	Value
OIL & GAS SERVICES – 3.19%
Basic Energy Services Inc.(a)	311,971	$2,657,993
CARBO Ceramics Inc.	256,686	20,791,566
Dril-Quip Inc.(a)	463,959	28,816,493
Gulf Island Fabrication Inc.	194,128	3,533,130
Hornbeck Offshore Services Inc.(a)	315,776	6,154,474
ION Geophysical Corp.(a)	2,067,420	10,626,539
Lufkin Industries Inc.	405,882	17,818,220
Matrix Service Co.(a)	357,195	3,125,456
Oil States International Inc.(a)	680,929	31,697,245
SEACOR Holdings Inc.(a)	287,441	24,478,475
Tetra Technologies Inc.(a)	1,032,724	10,533,785
World Fuel Services Corp.	914,580	23,788,226

		184,021,602

PHARMACEUTICALS – 2.18%
Catalyst Health Solutions Inc.(a)	528,045	18,592,465
Cubist Pharmaceuticals Inc.(a)	799,043	18,689,616
Emergent BioSolutions Inc.(a)	263,424	4,546,698
Hi-Tech Pharmacal Co. Inc.(a)(b)	138,147	2,796,095
Mannatech Inc.(a)	205,916	422,128
Neogen Corp.(a)	307,684	10,415,103
Par Pharmaceutical Companies Inc.(a)	476,893	13,868,048
PetMed Express Inc.(b)	310,965	5,441,888
PharMerica Corp.(a)	413,290	3,938,654
Salix Pharmaceuticals Ltd.(a)(b)	783,253	31,110,809
ViroPharma Inc.(a)	1,055,040	15,730,646

		125,552,150

REAL ESTATE – 0.15%
Forestar Group Inc.(a)	494,082	8,424,098

		8,424,098

REAL ESTATE INVESTMENT TRUSTS – 7.70%
Acadia Realty Trust	544,659	10,348,521
BioMed Realty Trust Inc.	1,741,895	31,214,758
Cedar Shopping Centers Inc.	633,029	3,848,816
Colonial Properties Trust(b)	965,329	15,628,677
DiamondRock Hospitality Co.(a)	2,093,900	19,871,111
EastGroup Properties Inc.	365,659	13,668,333
Entertainment Properties Trust	629,901	27,199,125
Extra Space Storage Inc.	1,184,620	19,001,305
Franklin Street Properties Corp.	940,339	11,679,010
Healthcare Realty Trust Inc.(b)	862,113	20,164,823
Home Properties Inc.(b)	507,929	26,869,444
Inland Real Estate Corp.	1,010,004	8,393,133
Kilroy Realty Corp.	709,173	23,501,993
Kite Realty Group Trust	855,138	3,796,813
LaSalle Hotel Properties(b)	945,424	22,113,467
Lexington Realty Trust(b)	1,567,058	11,220,135
LTC Properties Inc.(b)	349,997	8,931,924
Medical Properties Trust Inc.	1,507,876	15,289,863
Mid-America Apartment Communities Inc.(b)	444,370	25,897,884
National Retail Properties Inc.(b)	1,129,515	28,362,122

Security	Shares	Value
Parkway Properties Inc.	296,249	$4,384,485
Pennsylvania Real Estate Investment Trust(b)	750,527	8,901,250
Post Properties Inc.(b)	659,588	18,415,697
PS Business Parks Inc.(b)	253,448	14,337,553
Sovran Self Storage Inc.	374,052	14,176,571
Tanger Factory Outlet Centers Inc.	548,330	25,848,276
Universal Health Realty Income Trust	166,707	5,736,388
Urstadt Biddle Properties Inc. Class A(b)	313,157	5,661,879

		444,463,356

RETAIL – 7.82%
Big 5 Sporting Goods Corp.	294,112	3,946,983
Biglari Holdings Inc.(a)	19,444	6,390,271
BJ’s Restaurants Inc.(a)	304,962	8,587,730
Brown Shoe Co. Inc.	595,864	6,834,560
Buckle Inc. (The)(b)	354,310	9,403,387
Buffalo Wild Wings Inc.(a)	246,508	11,805,268
Cabela’s Inc.(a)(b)	543,004	10,306,216
California Pizza Kitchen Inc.(a)	333,543	5,690,244
Casey’s General Stores Inc.	512,714	21,405,809
Cash America International Inc.	398,455	13,945,925
Cato Corp. (The) Class A	399,872	10,700,575
CEC Entertainment Inc.(a)	292,112	10,028,205
Children’s Place Retail Stores Inc. (The)(a)(b)	369,002	17,996,228
Christopher & Banks Corp.	482,439	3,816,092
Cracker Barrel Old Country Store Inc.	319,235	16,204,369
DineEquity Inc.(a)(b)	209,120	9,406,218
EZCORP Inc.(a)	667,440	13,375,498
Finish Line Inc. (The) Class A	738,314	10,269,948
First Cash Financial Services Inc.(a)	410,753	11,398,396
Fred’s Inc. Class A	532,096	6,278,733
Genesco Inc.(a)	326,224	9,747,573
Group 1 Automotive Inc.(a)(b)	323,298	9,660,144
Haverty Furniture Companies Inc.	252,044	2,749,800
Hibbett Sports Inc.(a)	386,160	9,634,692
Hot Topic Inc.	600,854	3,599,115
HSN Inc.(a)	522,426	15,620,537
Jack in the Box Inc.(a)	746,591	16,006,911
Jo-Ann Stores Inc.(a)	366,154	16,312,161
Jos. A. Bank Clothiers Inc.(a)	372,989	15,893,061
Kirkland’s Inc.(a)	213,210	2,955,091
Landry’s Restaurants Inc.(a)(b)	96,949	2,374,281
Lithia Motors Inc. Class A(b)	295,335	2,832,263
Lumber Liquidators Holdings Inc.(a)(b)	316,443	7,775,004
MarineMax Inc.(a)	301,949	2,125,721
Men’s Wearhouse Inc. (The)	714,654	17,001,619
Movado Group Inc.(a)	234,852	2,555,190
O’Charley’s Inc.(a)	255,657	1,838,174
OfficeMax Inc.(a)	1,152,104	15,081,041
P.F. Chang’s China Bistro Inc.(b)	313,290	14,473,998
Papa John’s International Inc.(a)	278,205	7,339,048
Pep Boys - Manny, Moe & Jack (The)	712,166	7,534,716
Red Robin Gourmet Burgers Inc.(a)	210,809	4,133,964
Ruby Tuesday Inc.(a)	878,879	10,432,294
Ruth’s Hospitality Group Inc.(a)	419,841	1,683,562
School Specialty Inc.(a)	218,947	2,848,500
Sonic Automotive Inc.(a)	478,803	4,706,633
Sonic Corp.(a)	834,199	6,740,328

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Index Fund

September 30, 2010

Security	Shares	Value
Stage Stores Inc.	511,360	$6,647,680
Stein Mart Inc.(a)	363,832	3,212,637
Texas Roadhouse Inc.(a)	787,073	11,066,246
Tuesday Morning Corp.(a)	496,297	2,367,337
Zale Corp.(a)(b)	312,275	655,777
Zumiez Inc.(a)(b)	282,347	5,974,463

		451,370,216

SAVINGS & LOANS – 0.23%
Brookline Bancorp Inc.	800,910	7,993,082
Dime Community Bancshares Inc.	374,926	5,192,725

		13,185,807

SEMICONDUCTORS – 4.45%
Actel Corp.(a)	355,672	5,672,968
ATMI Inc.(a)	427,640	6,354,730
Brooks Automation Inc.(a)	884,869	5,937,471
Cabot Microelectronics Corp.(a)	316,172	10,174,415
Cohu Inc.	322,557	4,060,993
Cypress Semiconductor Corp.(a)	2,169,432	27,291,455
Diodes Inc.(a)	487,062	8,323,890
DSP Group Inc.(a)	316,766	2,217,362
Exar Corp.(a)	599,735	3,592,413
Hittite Microwave Corp.(a)	330,086	15,728,598
Kopin Corp.(a)	904,848	3,212,210
Kulicke and Soffa Industries Inc.(a)	955,649	5,915,467
Micrel Inc.	685,075	6,754,839
Microsemi Corp.(a)	1,125,384	19,300,336
MKS Instruments Inc.(a)	680,569	12,236,631
Monolithic Power Systems Inc.(a)	494,596	8,076,753
Pericom Semiconductor Corp.(a)	338,627	2,942,669
Rudolph Technologies Inc.(a)	421,774	3,504,942
Standard Microsystems Corp.(a)	305,741	6,973,952
Supertex Inc.(a)	176,532	3,904,888
Tessera Technologies Inc.(a)	681,413	12,606,140
TriQuint Semiconductor Inc.(a)	2,108,039	20,237,174
Ultratech Inc.(a)	326,693	5,586,450
Varian Semiconductor Equipment Associates Inc.(a)	1,013,475	29,167,810
Veeco Instruments Inc.(a)(b)	553,740	19,308,914
Volterra Semiconductor Corp.(a)	364,505	7,844,148

		256,927,618

SOFTWARE – 3.83%
Avid Technology Inc.(a)	390,515	5,119,652
Blackbaud Inc.	593,879	14,276,851
CommVault Systems Inc.(a)	585,100	15,230,153
Computer Programs and Systems Inc.	148,755	6,332,500
Concur Technologies Inc.(a)	611,889	30,251,792
CSG Systems International Inc.(a)	462,177	8,425,487
Digi International Inc.(a)	335,718	3,185,964
Ebix Inc.(a)(b)	469,511	11,010,033
Epicor Software Corp.(a)	627,098	5,455,753
EPIQ Systems Inc.	460,764	5,648,967
Interactive Intelligence Inc.(a)	179,175	3,153,480
JDA Software Group Inc.(a)	566,642	14,370,041
MicroStrategy Inc. Class A(a)	119,248	10,328,069

Security	Shares	Value
Omnicell Inc.(a)	443,442	$5,800,221
Phoenix Technologies Ltd.(a)	475,501	1,854,454
Progress Software Corp.(a)	586,531	19,414,176
Quality Systems Inc.(b)	258,511	17,141,864
Smith Micro Software Inc.(a)	409,281	4,068,253
SYNNEX Corp.(a)	318,804	8,971,145
Take-Two Interactive Software Inc.(a)	1,152,878	11,690,183
Taleo Corp. Class A(a)	542,136	15,716,523
THQ Inc.(a)	921,308	3,703,658

		221,149,219

STORAGE & WAREHOUSING – 0.13%
Mobile Mini Inc.(a)	493,628	7,572,254

		7,572,254

TELECOMMUNICATIONS – 2.84%
Anixter International Inc.(a)	379,930	20,512,421
Applied Signal Technology Inc.	181,074	4,505,121
ARRIS Group Inc.(a)	1,695,716	16,567,145
Black Box Corp.	238,797	7,655,832
Cbeyond Inc.(a)	418,149	5,364,852
Comtech Telecommunications Corp.(a)	383,982	10,501,908
EMS Technologies Inc.(a)	207,649	3,868,501
General Communication Inc. Class A(a)	614,705	6,128,609
Harmonic Inc.(a)	1,323,105	9,102,962
NETGEAR Inc.(a)	480,142	12,968,635
Network Equipment Technologies Inc.(a)	399,613	1,378,665
Neutral Tandem Inc.(a)	448,419	5,358,607
Newport Corp.(a)	498,251	5,650,166
Novatel Wireless Inc.(a)(b)	429,886	3,387,502
NTELOS Holdings Corp.	401,650	6,795,918
Symmetricom Inc.(a)	595,115	3,404,058
Tekelec(a)	928,612	12,034,811
Tollgrade Communications Inc.(a)	141,603	1,037,950
USA Mobility Inc.	299,425	4,799,783
ViaSat Inc.(a)(b)	549,236	22,579,092

		163,602,538

TEXTILES – 0.25%
G&K Services Inc. Class A	252,156	5,764,286
UniFirst Corp.	199,007	8,786,159

		14,550,445

TOYS, GAMES & HOBBIES – 0.22%
JAKKS Pacific Inc.(a)	378,734	6,680,868
RC2 Corp.(a)	293,472	6,148,238

		12,829,106

TRANSPORTATION – 1.60%
Arkansas Best Corp.	343,444	8,321,648
Bristow Group Inc.(a)	489,983	17,678,587
Forward Air Corp.	393,640	10,234,640
Heartland Express Inc.	688,903	10,243,988
Hub Group Inc. Class A(a)	510,625	14,940,887

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Index Fund

September 30, 2010

Security	Shares	Value
Knight Transportation Inc.	836,560	$16,170,705
Old Dominion Freight Line Inc.(a)	568,531	14,452,058

		92,042,513

WATER – 0.16%
American States Water Co.	252,260	9,025,863

		9,025,863

TOTAL COMMON STOCKS
(Cost: $6,519,920,340)		5,763,810,002

SHORT-TERM INVESTMENTS – 7.99%

MONEY MARKET FUNDS – 7.99%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(c)(d)(e)	379,468,114	379,468,114
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(c)(d)(e)	76,914,358	76,914,358
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(c)(d)	4,483,388	4,483,388

		460,865,860

TOTAL SHORT-TERM INVESTMENTS
(Cost: $460,865,860)		460,865,860

TOTAL INVESTMENTS IN SECURITIES – 107.88%
(Cost: $6,980,786,200)		6,224,675,862

Other Assets, Less Liabilities – (7.88)%		(454,734,716)

NET ASSETS – 100.00%		$5,769,941,146

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares S&P SmallCap 600 Growth Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.92%

AEROSPACE & DEFENSE – 1.42%
AeroVironment Inc.(a)(b)	106,595	$2,371,739
Curtiss-Wright Corp.	149,612	4,533,243
GenCorp Inc.(a)	411,166	2,022,937
Orbital Sciences Corp.(a)	167,917	2,569,130
Teledyne Technologies Inc.(a)	115,184	4,586,627
Triumph Group Inc.	67,357	5,024,159

		21,107,835

AGRICULTURE – 0.33%
Andersons Inc. (The)	129,896	4,923,058

		4,923,058

AIRLINES – 0.31%
Allegiant Travel Co.(b)	109,828	4,647,921

		4,647,921

APPAREL – 4.86%
Carter’s Inc.(a)	243,393	6,408,538
Crocs Inc.(a)	611,582	7,956,682
Deckers Outdoor Corp.(a)	273,014	13,639,779
Gymboree Corp.(a)(b)	193,026	8,018,300
Iconix Brand Group Inc.(a)	510,428	8,932,490
Maidenform Brands Inc.(a)	101,267	2,921,553
Oxford Industries Inc.	53,546	1,273,324
SKECHERS U.S.A. Inc. Class A(a)	159,852	3,754,923
Steven Madden Ltd.(a)	162,155	6,658,084
True Religion Apparel Inc.(a)(b)	179,937	3,839,856
Volcom Inc.(a)	121,217	2,317,669
Wolverine World Wide Inc.	223,880	6,494,759

		72,215,957

AUTO PARTS & EQUIPMENT – 0.15%
ATC Technology Corp.(a)	68,118	1,685,239
Spartan Motors Inc.	116,889	542,365

		2,227,604

BANKS – 2.31%
Bank of the Ozarks Inc.	54,057	2,004,974
City Holding Co.	42,673	1,308,781
First Financial Bancorp	180,726	3,014,510
First Financial Bankshares Inc.	80,992	3,805,814
Hancock Holding Co.	112,594	3,385,702
Home Bancshares Inc.	61,973	1,259,291
NBT Bancorp Inc.	100,369	2,215,144
Signature Bank(a)	286,575	11,130,573
Tompkins Financial Corp.	26,564	1,053,528
TrustCo Bank Corp. NY	195,658	1,087,858

Security	Shares	Value
UMB Financial Corp.	112,084	$3,980,103

		34,246,278

BEVERAGES – 0.51%
Boston Beer Co. Inc. (The) Class A(a)	66,117	4,421,244
Peet’s Coffee & Tea Inc.(a)(b)	90,953	3,113,321

		7,534,565

BIOTECHNOLOGY – 2.20%
Affymetrix Inc.(a)	193,853	883,970
ArQule Inc.(a)	122,890	632,883
CryoLife Inc.(a)	82,561	501,145
Enzo Biochem Inc.(a)	236,231	897,678
Integra LifeSciences Holdings Corp.(a)	147,800	5,832,188
Regeneron Pharmaceuticals Inc.(a)	475,351	13,024,617
Savient Pharmaceuticals Inc.(a)	477,272	10,915,211

		32,687,692

BUILDING MATERIALS – 0.47%
AAON Inc.	83,636	1,967,119
Eagle Materials Inc.	134,310	3,183,147
Quanex Building Products Corp.	102,946	1,777,877

		6,928,143

CHEMICALS – 1.03%
Balchem Corp.	199,934	6,169,963
H.B. Fuller Co.	124,932	2,482,399
PolyOne Corp.(a)	315,611	3,815,737
Stepan Co.	30,413	1,797,712
Zep Inc.	56,108	978,524

		15,244,335

COMMERCIAL SERVICES – 7.39%
Administaff Inc.	82,155	2,212,434
American Public Education Inc.(a)(b)	62,741	2,061,669
Arbitron Inc.	189,456	5,299,084
Capella Education Co.(a)	118,229	9,176,935
Chemed Corp.	94,915	5,407,308
Coinstar Inc.(a)(b)	230,979	9,929,787
Consolidated Graphics Inc.(a)	40,633	1,684,238
CorVel Corp.(a)	46,654	1,980,462
Exponent Inc.(a)	98,096	3,295,045
Forrester Research Inc.(a)	103,627	3,427,981
Healthcare Services Group Inc.	182,526	4,159,768
Heidrick & Struggles International Inc.	124,274	2,420,857
Hillenbrand Inc.	197,844	4,255,624
HMS Holdings Corp.(a)	192,271	11,332,453
Landauer Inc.	35,376	2,215,599
MAXIMUS Inc.	122,302	7,531,357
Medifast Inc.(a)	95,100	2,580,063
Midas Inc.(a)	37,736	287,171
Monro Muffler Brake Inc.	141,651	6,531,528
On Assignment Inc.(a)	133,880	702,870
PAREXEL International Corp.(a)	268,372	6,207,444
Pre-Paid Legal Services Inc.(a)(b)	43,586	2,723,689

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Growth Index Fund

September 30, 2010

Security	Shares	Value
StarTek Inc.(a)	44,760	$187,097
TeleTech Holdings Inc.(a)	208,584	3,095,387
Universal Technical Institute Inc.	73,708	1,440,991
Wright Express Corp.(a)	270,125	9,646,164

		109,793,005

COMPUTERS – 2.85%
Compellent Technologies Inc.(a)	163,983	2,981,211
Integral Systems Inc.(a)	59,108	436,217
Manhattan Associates Inc.(a)	155,838	4,573,845
Mercury Computer Systems Inc.(a)	166,897	2,007,771
MTS Systems Corp.	45,526	1,411,306
NCI Inc. Class A(a)	24,423	462,083
NetScout Systems Inc.(a)	245,567	5,036,579
Radiant Systems Inc.(a)	227,593	3,891,840
RadiSys Corp.(a)	73,224	689,770
Sigma Designs Inc.(a)(b)	194,682	2,236,896
Stratasys Inc.(a)(b)	145,185	4,024,528
Sykes Enterprises Inc.(a)	291,103	3,953,179
Synaptics Inc.(a)(b)	243,310	6,846,744
Tyler Technologies Inc.(a)	190,961	3,849,774

		42,401,743

DISTRIBUTION & WHOLESALE – 0.51%
MWI Veterinary Supply Inc.(a)	53,250	3,073,590
Watsco Inc.	80,649	4,490,536

		7,564,126

DIVERSIFIED FINANCIAL SERVICES – 2.33%
Investment Technology Group Inc.(a)	193,522	2,751,883
optionsXpress Holdings Inc.(a)	300,009	4,608,138
Piper Jaffray Companies, Inc.(a)	33,581	978,215
Portfolio Recovery Associates Inc.(a)	120,416	7,784,894
Stifel Financial Corp.(a)	252,859	11,704,843
TradeStation Group Inc.(a)	284,134	1,869,602
World Acceptance Corp.(a)(b)	110,580	4,883,213

		34,580,788

ELECTRIC – 0.36%
El Paso Electric Co.(a)	144,580	3,438,112
NorthWestern Corp.	68,558	1,953,903

		5,392,015

ELECTRICAL COMPONENTS & EQUIPMENT – 1.03%
Advanced Energy Industries Inc.(a)	99,934	1,305,138
Belden Inc.	158,624	4,184,501
Greatbatch Inc.(a)	107,131	2,484,368
Littelfuse Inc.(a)	106,004	4,632,375
Powell Industries Inc.(a)	47,839	1,488,750
Vicor Corp.	80,876	1,181,598

		15,276,730

ELECTRONICS – 4.53%
American Science and Engineering Inc.	34,554	2,544,902

Security	Shares	Value
Analogic Corp.	37,414	$1,679,140
Badger Meter Inc.	60,690	2,456,731
Brady Corp. Class A	185,680	5,416,286
Cogent Inc.(a)	119,817	1,274,853
Cubic Corp.	55,944	2,282,515
Cymer Inc.(a)	208,535	7,732,478
Daktronics Inc.	151,102	1,483,822
Dionex Corp.(a)	123,242	10,653,038
FARO Technologies Inc.(a)	114,581	2,499,012
FEI Co.(a)	172,580	3,377,391
II-VI Inc.(a)	178,969	6,680,913
Keithley Instruments Inc.	42,346	910,862
Methode Electronics Inc.	87,174	791,540
OSI Systems Inc.(a)	67,847	2,464,203
Park Electrochemical Corp.	61,166	1,611,112
Plexus Corp.(a)	173,953	5,105,521
Sonic Solutions Inc.(a)(b)	126,870	1,443,781
TTM Technologies Inc.(a)	305,888	2,994,643
Watts Water Technologies Inc. Class A	115,222	3,923,309

		67,326,052

ENGINEERING & CONSTRUCTION – 0.16%
Orion Marine Group Inc.(a)	190,789	2,367,691

		2,367,691

ENTERTAINMENT – 0.34%
Pinnacle Entertainment Inc.(a)	161,584	1,801,662
Shuffle Master Inc.(a)	379,415	3,190,880

		4,992,542

ENVIRONMENTAL CONTROL – 1.17%
Calgon Carbon Corp.(a)	230,279	3,339,045
Darling International Inc.(a)	582,105	4,959,535
Tetra Tech Inc.(a)	435,899	9,140,802

		17,439,382

FOOD – 2.00%
Cal-Maine Foods Inc.(b)	94,487	2,738,233
Calavo Growers Inc.	85,042	1,843,711
Diamond Foods Inc.	72,542	2,973,497
J&J Snack Foods Corp.	51,572	2,162,414
Lance Inc.	124,026	2,641,754
Sanderson Farms Inc.	136,442	5,906,574
TreeHouse Foods Inc.(a)	249,844	11,517,808

		29,783,991

FOREST PRODUCTS & PAPER – 0.74%
Buckeye Technologies Inc.	142,040	2,089,408
Deltic Timber Corp.	28,836	1,291,853
Schweitzer-Mauduit International Inc.	129,622	7,558,259

		10,939,520

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Growth Index Fund

September 30, 2010

Security	Shares	Value
GAS – 0.23%
Northwest Natural Gas Co.	71,390	$3,387,456

		3,387,456

HEALTH CARE – PRODUCTS – 5.28%
Abaxis Inc.(a)	157,602	3,640,606
Align Technology Inc.(a)(b)	478,535	9,369,715
American Medical Systems Holdings Inc.(a)	536,523	10,505,120
Cantel Medical Corp.	88,725	1,437,345
Cooper Companies Inc. (The)(b)	328,802	15,197,229
Cyberonics Inc.(a)	169,542	4,523,381
Haemonetics Corp.(a)	104,496	6,116,151
ICU Medical Inc.(a)	44,092	1,644,191
Kensey Nash Corp.(a)	62,426	1,803,487
Meridian Bioscience Inc.	160,830	3,518,960
Merit Medical Systems Inc.(a)	116,834	1,856,492
Natus Medical Inc.(a)	203,729	2,968,332
PSS World Medical Inc.(a)	203,252	4,345,528
SurModics Inc.(a)(b)	122,882	1,464,753
West Pharmaceutical Services Inc.	147,994	5,077,674
Zoll Medical Corp.(a)	151,835	4,899,716

		78,368,680

HEALTH CARE – SERVICES – 1.99%
Air Methods Corp.(a)	78,327	3,256,836
Almost Family Inc.(a)	58,106	1,721,681
Amedisys Inc.(a)(b)	203,463	4,842,419
AmSurg Corp.(a)	110,664	1,934,407
Bio-Reference Laboratories Inc.(a)	172,971	3,608,175
Ensign Group Inc. (The)	21,100	378,745
Genoptix Inc.(a)	123,389	1,752,124
Healthways Inc.(a)	242,194	2,819,138
IPC The Hospitalist Co. Inc.(a)	115,016	3,142,237
LHC Group Inc.(a)	110,893	2,571,609
RehabCare Group Inc.(a)	176,231	3,563,391

		29,590,762

HOME BUILDERS – 0.07%
Winnebago Industries Inc.(a)	97,459	1,015,523

		1,015,523

HOME FURNISHINGS – 0.54%
DTS Inc.(a)	120,971	4,617,463
La-Z-Boy Inc.(a)	174,810	1,475,397
Universal Electronics Inc.(a)	94,479	1,969,887

		8,062,747

HOUSEHOLD PRODUCTS & WARES – 0.18%
Kid Brands Inc.(a)	64,530	554,958
WD-40 Co.	56,085	2,132,352

		2,687,310

Security	Shares	Value
HOUSEWARES – 0.67%
National Presto Industries Inc.	36,826	$3,920,864
Toro Co. (The)	108,308	6,090,159

		10,011,023

INSURANCE – 1.24%
Delphi Financial Group Inc. Class A	203,035	5,073,845
eHealth Inc.(a)	166,891	2,156,232
Navigators Group Inc. (The)(a)	35,096	1,566,334
RLI Corp.	44,530	2,521,288
Tower Group Inc.	304,474	7,109,468

		18,427,167

INTERNET – 3.55%
Blue Coat Systems Inc.(a)	301,616	7,256,881
Blue Nile Inc.(a)(b)	101,077	4,496,916
comScore Inc.(a)	178,017	4,186,960
DealerTrack Holdings Inc.(a)	284,893	4,865,972
eResearchTechnology Inc.(a)	303,837	2,272,701
j2 Global Communications Inc.(a)(b)	321,743	7,654,266
Knot Inc. (The)(a)	215,223	1,964,986
Liquidity Services Inc.(a)	69,252	1,108,725
NutriSystem Inc.(b)	190,017	3,655,927
Perficient Inc.(a)	210,975	1,928,312
Sourcefire Inc.(a)	195,804	5,646,987
Stamps.com Inc.(a)	83,119	1,080,547
United Online Inc.	215,470	1,232,488
Websense Inc.(a)	299,784	5,318,168

		52,669,836

LEISURE TIME – 1.32%
Interval Leisure Group Inc.(a)	285,477	3,845,375
Multimedia Games Inc.(a)	111,499	412,547
Polaris Industries Inc.	234,752	15,282,355

		19,540,277

MACHINERY – 0.52%
Cognex Corp.	154,246	4,136,878
Intevac Inc.(a)	157,328	1,574,853
Lindsay Corp.(b)	45,973	1,991,550

		7,703,281

MANUFACTURING – 1.42%
A.O. Smith Corp.	83,370	4,826,289
AZZ Inc.	87,768	3,759,981
CLARCOR Inc.	168,017	6,490,497
ESCO Technologies Inc.	99,221	3,300,090
LSB Industries Inc.(a)	49,035	910,580
Sturm, Ruger & Co. Inc.(b)	134,993	1,841,305

		21,128,742

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Growth Index Fund

September 30, 2010

Security	Shares	Value
MEDIA – 0.33%
DG FastChannel Inc.(a)(b)	114,584	$2,492,202
Dolan Co. (The)(a)	216,290	2,459,217

		4,951,419

METAL FABRICATE & HARDWARE – 0.45%
CIRCOR International Inc.	53,340	1,685,544
Kaydon Corp.	144,046	4,983,992

		6,669,536

MINING – 1.01%
AMCOL International Corp.	177,544	4,649,877
Brush Engineered Materials Inc.(a)	74,702	2,124,525
Kaiser Aluminum Corp.(b)	104,389	4,466,805
RTI International Metals Inc.(a)	123,190	3,772,078

		15,013,285

MISCELLANEOUS – MANUFACTURING – 0.13%
John Bean Technologies Corp.	122,497	1,973,427

		1,973,427

OIL & GAS – 1.88%
Holly Corp.	165,242	4,750,707
PetroQuest Energy Inc.(a)	198,975	1,211,758
SM Energy Co.	445,542	16,690,003
Stone Energy Corp.(a)	143,106	2,107,951
Swift Energy Co.(a)	115,194	3,234,648

		27,995,067

OIL & GAS SERVICES – 4.93%
CARBO Ceramics Inc.	133,771	10,835,451
Dril-Quip Inc.(a)	241,781	15,017,018
Gulf Island Fabrication Inc.	101,307	1,843,787
Hornbeck Offshore Services Inc.(a)	164,626	3,208,561
ION Geophysical Corp.(a)	657,628	3,380,208
Lufkin Industries Inc.	211,515	9,285,508
Oil States International Inc.(a)	354,845	16,518,035
SEACOR Holdings Inc.(a)	89,875	7,653,755
Tetra Technologies Inc.(a)	537,379	5,481,266

		73,223,589

PHARMACEUTICALS – 3.61%
Catalyst Health Solutions Inc.(a)	275,195	9,689,616
Cubist Pharmaceuticals Inc.(a)	416,423	9,740,134
Emergent BioSolutions Inc.(a)	59,929	1,034,375
Hi-Tech Pharmacal Co. Inc.(a)(b)	71,435	1,445,844
Neogen Corp.(a)	160,117	5,419,960
Par Pharmaceutical Companies Inc.(a)	248,308	7,220,797
PetMed Express Inc.	162,160	2,837,800
Salix Pharmaceuticals Ltd.(a)	408,169	16,212,473

		53,600,999

Security	Shares	Value
REAL ESTATE – 0.30%
Forestar Group Inc.(a)	257,133	$4,384,118

		4,384,118

REAL ESTATE INVESTMENT TRUSTS – 7.12%
Acadia Realty Trust	283,419	5,384,961
BioMed Realty Trust Inc.	417,552	7,482,532
DiamondRock Hospitality Co.(a)	1,091,226	10,355,735
EastGroup Properties Inc.	106,633	3,985,942
Entertainment Properties Trust	170,692	7,370,481
Extra Space Storage Inc.	234,647	3,763,738
Healthcare Realty Trust Inc.(b)	179,708	4,203,370
Home Properties Inc.	140,288	7,421,235
Kilroy Realty Corp.	170,001	5,633,833
LaSalle Hotel Properties(b)	310,396	7,260,162
LTC Properties Inc.(b)	87,864	2,242,289
Medical Properties Trust Inc.	785,533	7,965,305
Mid-America Apartment Communities Inc.(b)	122,722	7,152,238
National Retail Properties Inc.(b)	311,964	7,833,416
PS Business Parks Inc.(b)	76,560	4,330,999
Sovran Self Storage Inc.	89,712	3,400,085
Tanger Factory Outlet Centers Inc.	160,018	7,543,248
Universal Health Realty Income Trust	36,411	1,252,902
Urstadt Biddle Properties Inc. Class A(b)	66,494	1,202,212

		105,784,683

RETAIL – 8.45%
Big 5 Sporting Goods Corp.	153,090	2,054,468
Biglari Holdings Inc.(a)	5,832	1,916,687
BJ’s Restaurants Inc.(a)	158,707	4,469,189
Buckle Inc. (The)(b)	184,427	4,894,692
Buffalo Wild Wings Inc.(a)	128,421	6,150,082
California Pizza Kitchen Inc.(a)	173,904	2,966,802
Cash America International Inc.	207,461	7,261,135
Cato Corp. (The) Class A	87,846	2,350,759
CEC Entertainment Inc.(a)	152,027	5,219,087
Cracker Barrel Old Country Store Inc.	166,333	8,443,063
DineEquity Inc.(a)(b)	67,656	3,043,167
EZCORP Inc.(a)	201,564	4,039,342
First Cash Financial Services Inc.(a)	213,735	5,931,146
Genesco Inc.(a)	91,985	2,748,512
Hibbett Sports Inc.(a)	200,963	5,014,027
HSN Inc.(a)	272,162	8,137,644
Jo-Ann Stores Inc.(a)	125,913	5,609,424
Jos. A. Bank Clothiers Inc.(a)	194,324	8,280,146
Kirkland’s Inc.(a)	110,235	1,527,857
Lumber Liquidators Holdings Inc.(a)(b)	164,629	4,044,934
Men’s Wearhouse Inc. (The)	200,834	4,777,841
OfficeMax Inc.(a)	210,653	2,757,448
P.F. Chang’s China Bistro Inc.(b)	163,169	7,538,408
Papa John’s International Inc.(a)	87,291	2,302,737
Sonic Automotive Inc.(a)	86,725	852,507
Sonic Corp.(a)	435,712	3,520,553
Stein Mart Inc.(a)	96,686	853,737
Texas Roadhouse Inc.(a)	409,534	5,758,048

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Growth Index Fund

September 30, 2010

Security	Shares	Value
Zumiez Inc.(a)(b)	147,208	$3,114,921

		125,578,363

SAVINGS & LOANS – 0.18%
Brookline Bancorp Inc.	171,655	1,713,117
Dime Community Bancshares Inc.	71,732	993,488

		2,706,605

SEMICONDUCTORS – 6.28%
Actel Corp.(a)	79,681	1,270,912
ATMI Inc.(a)	124,954	1,856,816
Brooks Automation Inc.(a)	218,840	1,468,416
Cabot Microelectronics Corp.(a)	69,479	2,235,834
Cypress Semiconductor Corp.(a)	1,130,549	14,222,306
Diodes Inc.(a)	253,542	4,333,033
DSP Group Inc.(a)	72,743	509,201
Exar Corp.(a)	153,399	918,860
Hittite Microwave Corp.(a)	172,278	8,209,047
Kopin Corp.(a)	470,508	1,670,303
Kulicke and Soffa Industries Inc.(a)	232,512	1,439,249
Micrel Inc.	180,686	1,781,564
Microsemi Corp.(a)	240,452	4,123,752
Monolithic Power Systems Inc.(a)	258,184	4,216,145
Pericom Semiconductor Corp.(a)	175,082	1,521,463
Rudolph Technologies Inc.(a)	108,836	904,427
Standard Microsystems Corp.(a)	60,176	1,372,615
Supertex Inc.(a)	42,174	932,889
Tessera Technologies Inc.(a)	354,659	6,561,191
TriQuint Semiconductor Inc.(a)	1,098,608	10,546,637
Ultratech Inc.(a)	77,800	1,330,380
Varian Semiconductor Equipment Associates Inc.(a)	269,351	7,751,922
Veeco Instruments Inc.(a)(b)	288,579	10,062,750
Volterra Semiconductor Corp.(a)	189,708	4,082,516

		93,322,228

SOFTWARE – 6.14%
Blackbaud Inc.	309,261	7,434,634
CommVault Systems Inc.(a)	304,864	7,935,610
Computer Programs and Systems Inc.	77,509	3,299,558
Concur Technologies Inc.(a)	318,869	15,764,883
CSG Systems International Inc.(a)	240,461	4,383,604
Ebix Inc.(a)(b)	244,401	5,731,204
Epicor Software Corp.(a)	327,136	2,846,083
EPIQ Systems Inc.	159,641	1,957,199
Interactive Intelligence Inc.(a)	92,704	1,631,590
JDA Software Group Inc.(a)	295,093	7,483,559
MicroStrategy Inc. Class A(a)	62,061	5,375,103
Omnicell Inc.(a)	151,409	1,980,430
Phoenix Technologies Ltd.(a)	130,255	507,995
Progress Software Corp.(a)	152,831	5,058,706
Quality Systems Inc.(b)	134,707	8,932,421
Smith Micro Software Inc.(a)	211,618	2,103,483
Taleo Corp. Class A(a)	282,485	8,189,240
THQ Inc.(a)	157,842	634,525

		91,249,827

Security	Shares	Value
STORAGE & WAREHOUSING – 0.18%
Mobile Mini Inc.(a)	175,235	$2,688,105

		2,688,105

TELECOMMUNICATIONS – 3.11%
Anixter International Inc.(a)	102,958	5,558,702
Applied Signal Technology Inc.	46,452	1,155,726
ARRIS Group Inc.(a)	441,794	4,316,327
Cbeyond Inc.(a)	218,207	2,799,596
NETGEAR Inc.(a)	250,045	6,753,716
Network Equipment Technologies Inc.(a)	100,723	347,494
Neutral Tandem Inc.(a)	233,799	2,793,898
Newport Corp.(a)	95,904	1,087,551
Novatel Wireless Inc.(a)	224,116	1,766,034
NTELOS Holdings Corp.	209,226	3,540,104
Symmetricom Inc.(a)	114,762	656,439
Tekelec(a)	208,469	2,701,758
USA Mobility Inc.	56,028	898,129
ViaSat Inc.(a)	286,229	11,766,874

		46,142,348

TEXTILES – 0.18%
UniFirst Corp.	60,066	2,651,914

		2,651,914

TOYS, GAMES & HOBBIES – 0.09%
RC2 Corp.(a)	65,531	1,372,874

		1,372,874

TRANSPORTATION – 1.38%
Forward Air Corp.	204,818	5,325,268
Heartland Express Inc.	186,980	2,780,393
Hub Group Inc. Class A(a)	117,143	3,427,604
Knight Transportation Inc.	257,606	4,979,524
Old Dominion Freight Line Inc.(a)	154,002	3,914,731

		20,427,520

WATER – 0.16%
American States Water Co.	64,650	2,313,177

		2,313,177

TOTAL COMMON STOCKS
(Cost: $1,409,855,596)		1,484,262,861

SHORT-TERM INVESTMENTS – 7.31%

MONEY MARKET FUNDS – 7.31%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(c)(d)(e)	89,278,420	89,278,420
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(c)(d)(e)	18,095,835	18,095,835

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Growth Index Fund

September 30, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(c)(d)	1,224,069	$1,224,069

		108,598,324

TOTAL SHORT-TERM INVESTMENTS
(Cost: $108,598,324)		108,598,324

TOTAL INVESTMENTS IN SECURITIES – 107.23%
(Cost: $1,518,453,920)		1,592,861,185

Other Assets, Less Liabilities – (7.23)%		(107,442,724)

NET ASSETS – 100.00%		$1,485,418,461

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares S&P SmallCap 600 Value Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.87%

AEROSPACE & DEFENSE – 3.40%
AAR Corp.(a)	297,942	$5,559,598
Curtiss-Wright Corp.	187,660	5,686,098
Esterline Technologies Corp.(a)	226,794	12,979,420
Kaman Corp.	195,833	5,132,783
Moog Inc. Class A(a)	342,192	12,151,238
Orbital Sciences Corp.(a)	258,137	3,949,496
Teledyne Technologies Inc.(a)	150,657	5,999,162
Triumph Group Inc.	51,996	3,878,382

		55,336,177

AGRICULTURE – 0.17%
Alliance One International Inc.(a)(b)	676,567	2,807,753

		2,807,753

AIRLINES – 0.36%
SkyWest Inc.	424,108	5,920,548

		5,920,548

APPAREL – 1.61%
Carter’s Inc.(a)	188,235	4,956,228
K-Swiss Inc. Class A(a)	205,612	2,621,553
Liz Claiborne Inc.(a)(b)	711,382	4,325,203
Maidenform Brands Inc.(a)	65,833	1,899,282
Oxford Industries Inc.	47,380	1,126,696
Perry Ellis International Inc.(a)	75,260	1,644,431
Quiksilver Inc.(a)	976,527	3,818,221
SKECHERS U.S.A. Inc. Class A(a)	83,788	1,968,180
Wolverine World Wide Inc.	129,348	3,752,385

		26,112,179

AUTO PARTS & EQUIPMENT – 0.44%
ATC Technology Corp.(a)	78,843	1,950,576
Spartan Motors Inc.	123,793	574,399
Standard Motor Products Inc.	149,175	1,570,813
Superior Industries International Inc.	174,891	3,022,116

		7,117,904

BANKS – 10.03%
Bank Mutual Corp.	343,417	1,782,334
Bank of the Ozarks Inc.	40,783	1,512,642
Boston Private Financial Holdings Inc.	574,410	3,756,641
City Holding Co.	71,631	2,196,923
Columbia Banking System Inc.	296,960	5,835,264
Community Bank System Inc.	250,442	5,762,670
East West Bancorp Inc.	1,116,393	18,174,879
First BanCorp (Puerto Rico)(a)(b)	2,431,834	680,914
First Commonwealth Financial Corp.	693,454	3,779,324
First Financial Bancorp	246,149	4,105,765
First Financial Bankshares Inc.	70,790	3,326,422

Security	Shares	Value
First Midwest Bancorp Inc.	559,599	$6,452,177
Glacier Bancorp Inc.	543,409	7,933,771
Hancock Holding Co.	102,376	3,078,446
Hanmi Financial Corp.(a)(b)	1,134,940	1,452,723
Home Bancshares Inc.	99,076	2,013,224
Independent Bank Corp. (Massachusetts)	160,587	3,616,419
Nara Bancorp Inc.(a)	285,253	2,013,886
National Penn Bancshares Inc.	952,808	5,955,050
NBT Bancorp Inc.	153,416	3,385,891
Old National Bancorp	658,719	6,916,550
Pinnacle Financial Partners Inc.(a)(b)	253,096	2,325,952
PrivateBancorp Inc.(b)	441,710	5,031,077
S&T Bancorp Inc.	186,932	3,256,356
Simmons First National Corp. Class A	130,157	3,679,538
South Financial Group Inc. (The)(a)(b)	1,641,328	466,137
Sterling Bancorp	203,827	1,771,257
Sterling Bancshares Inc.	767,720	4,122,656
Susquehanna Bancshares Inc.	980,071	8,271,799
Tompkins Financial Corp.	33,815	1,341,103
TrustCo Bank Corp. NY	372,926	2,073,469
UMB Financial Corp.	105,917	3,761,113
Umpqua Holdings Corp.	865,313	9,812,650
United Bankshares Inc.(b)	289,812	7,213,421
United Community Banks Inc.(a)(b)	717,539	1,607,287
Whitney Holding Corp.	730,161	5,965,415
Wilshire Bancorp Inc.	148,510	971,255
Wintrust Financial Corp.	235,116	7,620,110

		163,022,510

BIOTECHNOLOGY – 0.60%
Affymetrix Inc.(a)	324,692	1,480,596
ArQule Inc.(a)	150,210	773,581
Cambrex Corp.(a)	223,156	948,413
CryoLife Inc.(a)	127,108	771,546
Martek Biosciences Corp.(a)(b)	252,954	5,724,349

		9,698,485

BUILDING MATERIALS – 2.17%
Apogee Enterprises Inc.	211,253	1,932,965
Comfort Systems USA Inc.	287,022	3,079,746
Drew Industries Inc.(a)	144,724	3,018,943
Eagle Materials Inc.	189,853	4,499,516
NCI Building Systems Inc.(a)(b)	126,133	1,202,047
Quanex Building Products Corp.	173,638	2,998,728
Simpson Manufacturing Co. Inc.	298,784	7,702,652
Texas Industries Inc.(b)	210,044	6,620,587
Universal Forest Products Inc.	145,640	4,259,970

		35,315,154

CHEMICALS – 2.16%
A. Schulman Inc.	237,398	4,783,570
American Vanguard Corp.	159,734	987,156
Arch Chemicals Inc.	189,833	6,661,240
H.B. Fuller Co.	236,317	4,695,619
OM Group Inc.(a)	233,232	7,024,948
Penford Corp.(a)	88,007	405,712
PolyOne Corp.(a)	364,751	4,409,839

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Value Index Fund

September 30, 2010

Security	Shares	Value
Quaker Chemical Corp.	85,348	$2,778,931
Stepan Co.	25,789	1,524,388
Zep Inc.	104,033	1,814,335

		35,085,738

COMMERCIAL SERVICES – 5.99%
ABM Industries Inc.	355,127	7,667,192
Administaff Inc.	81,376	2,191,456
American Public Education Inc.(a)(b)	72,304	2,375,909
AMN Healthcare Services Inc.(a)	248,551	1,277,552
Bowne & Co. Inc.	302,626	3,428,753
CDI Corp.	97,251	1,256,483
Chemed Corp.	70,354	4,008,067
Consolidated Graphics Inc.(a)	32,742	1,357,156
Cross Country Healthcare Inc.(a)	235,172	1,690,887
GEO Group Inc. (The)(a)	486,236	11,353,611
Healthcare Services Group Inc.	135,376	3,085,219
HealthSpring Inc.(a)	431,257	11,143,681
Heartland Payment Systems Inc.	287,285	4,372,478
Hillenbrand Inc.	258,620	5,562,916
Kelly Services Inc. Class A(a)	212,803	2,496,179
Kendle International Inc.(a)	113,781	1,060,439
Landauer Inc.	33,471	2,096,289
Live Nation Entertainment Inc.(a)	1,124,579	11,110,840
Midas Inc.(a)	67,096	510,601
On Assignment Inc.(a)	129,965	682,316
PAREXEL International Corp.(a)	154,380	3,570,809
Pre-Paid Legal Services Inc.(a)(b)	28,305	1,768,779
Rewards Network Inc.	67,600	970,060
SFN Group Inc.(a)	396,336	2,381,979
StarTek Inc.(a)	42,126	176,087
TrueBlue Inc.(a)	331,938	4,530,954
Universal Technical Institute Inc.	79,233	1,549,005
Viad Corp.	154,613	2,990,215
Volt Information Sciences Inc.(a)	90,579	652,169

		97,318,081

COMPUTERS – 1.44%
Agilysys Inc.(a)	149,518	971,867
CACI International Inc. Class A(a)	228,973	10,363,318
CIBER Inc.(a)	524,361	1,578,327
Hutchinson Technology Inc.(a)(b)	177,826	617,056
Insight Enterprises Inc.(a)	349,263	5,462,473
Integral Systems Inc.(a)	69,728	514,593
MTS Systems Corp.	73,352	2,273,912
NCI Inc. Class A(a)	33,700	637,604
RadiSys Corp.(a)	105,257	991,521

		23,410,671

DISTRIBUTION & WHOLESALE – 2.17%
Brightpoint Inc.(a)	529,477	3,701,044
MWI Veterinary Supply Inc.(a)	36,249	2,092,292
Pool Corp.	374,623	7,518,684
ScanSource Inc.(a)	201,735	5,596,129
United Stationers Inc.(a)	176,587	9,449,171
Watsco Inc.	124,227	6,916,959

		35,274,279

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 1.00%
Interactive Brokers Group Inc. Class A(a)	318,552	$5,482,280
Investment Technology Group Inc.(a)	115,590	1,643,690
LaBranche & Co. Inc.(a)	282,420	1,101,438
National Financial Partners Corp.(a)(b)	321,133	4,068,755
Piper Jaffray Companies, Inc.(a)	81,021	2,360,142
SWS Group Inc.	222,777	1,597,311

		16,253,616

ELECTRIC – 3.30%
ALLETE Inc.	234,556	8,544,875
Avista Corp.	418,280	8,733,687
Central Vermont Public Service Corp.	93,959	1,895,153
CH Energy Group Inc.	119,421	5,273,631
El Paso Electric Co.(a)	173,717	4,130,990
NorthWestern Corp.	199,451	5,684,354
UIL Holdings Corp.	360,971	10,164,943
UniSource Energy Corp.	274,541	9,177,906

		53,605,539

ELECTRICAL COMPONENTS & EQUIPMENT – 0.94%
Advanced Energy Industries Inc.(a)	182,438	2,382,640
Belden Inc.	183,560	4,842,313
Encore Wire Corp.	143,134	2,935,678
Greatbatch Inc.(a)	61,516	1,426,556
Littelfuse Inc.(a)	53,109	2,320,863
Powell Industries Inc.(a)	15,624	486,219
Vicor Corp.	61,275	895,228

		15,289,497

ELECTRONICS – 3.84%
American Science and Engineering Inc.	31,322	2,306,865
Analogic Corp.	57,171	2,565,835
Badger Meter Inc.	48,863	1,977,974
Bel Fuse Inc. Class B	87,936	1,830,828
Benchmark Electronics Inc.(a)	470,263	7,712,313
Brady Corp. Class A	198,665	5,795,058
Checkpoint Systems Inc.(a)	298,480	6,074,068
Cogent Inc.(a)	286,793	3,051,478
CTS Corp.	257,311	2,475,332
Cubic Corp.	59,379	2,422,663
Daktronics Inc.	103,940	1,020,691
Electro Scientific Industries Inc.(a)	178,947	1,988,101
FEI Co.(a)	104,156	2,038,333
Keithley Instruments Inc.	54,189	1,165,605
LoJack Corp.(a)	140,551	536,905
Methode Electronics Inc.	182,411	1,656,292
OSI Systems Inc.(a)	66,420	2,412,374
Park Electrochemical Corp.	90,558	2,385,298
Plexus Corp.(a)	118,652	3,482,436
Rogers Corp.(a)	119,196	3,752,290
Sonic Solutions Inc.(a)(b)	96,203	1,094,790
Technitrol Inc.	315,706	1,392,264
Watts Water Technologies Inc. Class A	97,068	3,305,165

		62,442,958

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Value Index Fund

September 30, 2010

Security	Shares	Value

ENERGY - ALTERNATE SOURCES – 0.10%
Headwaters Inc.(a)	458,420	$1,650,312

		1,650,312

ENGINEERING & CONSTRUCTION – 1.38%
Dycom Industries Inc.(a)	289,070	2,887,809
EMCOR Group Inc.(a)	500,226	12,300,557
Insituform Technologies Inc. Class A(a)	296,477	7,168,814

		22,357,180

ENTERTAINMENT – 0.20%
Pinnacle Entertainment Inc.(a)	285,689	3,185,432

		3,185,432

ENVIRONMENTAL CONTROL – 0.16%
Calgon Carbon Corp.(a)	177,276	2,570,502

		2,570,502

FOOD – 2.09%
Diamond Foods Inc.(b)	87,491	3,586,256
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	197,136	780,659
Hain Celestial Group Inc.(a)	323,532	7,758,297
J&J Snack Foods Corp.	52,549	2,203,380
Lance Inc.	112,537	2,397,038
Nash-Finch Co.	92,698	3,943,373
Spartan Stores Inc.	171,340	2,484,430
United Natural Foods Inc.(a)	326,575	10,822,695

		33,976,128

FOREST PRODUCTS & PAPER – 0.97%
Buckeye Technologies Inc.	146,230	2,151,043
Clearwater Paper Corp.(a)	86,745	6,599,560
Deltic Timber Corp.	50,109	2,244,883
Neenah Paper Inc.	110,893	1,685,574
Wausau Paper Corp.(a)	369,410	3,062,409

		15,743,469

GAS – 3.83%
Laclede Group Inc. (The)	168,370	5,795,296
New Jersey Resources Corp.	310,678	12,184,791
Northwest Natural Gas Co.	124,465	5,905,864
Piedmont Natural Gas Co.	543,934	15,774,086
South Jersey Industries Inc.	225,186	11,139,952
Southwest Gas Corp.	342,604	11,508,068

		62,308,057

HEALTH CARE - PRODUCTS – 2.37%
CONMED Corp.(a)	217,083	4,864,830
Haemonetics Corp.(a)	74,346	4,351,471
Hanger Orthopedic Group Inc.(a)	244,192	3,550,552
ICU Medical Inc.(a)	41,292	1,539,779

Security	Shares	Value
Invacare Corp.	244,736	$6,487,951
LCA-Vision Inc.(a)(b)	139,110	774,843
Meridian Bioscience Inc.	134,585	2,944,720
Merit Medical Systems Inc.(a)	87,335	1,387,753
Osteotech Inc.(a)	135,235	873,618
Palomar Medical Technologies Inc.(a)	140,354	1,449,857
PSS World Medical Inc.(a)	208,475	4,457,195
Symmetry Medical Inc.(a)	270,776	2,610,281
West Pharmaceutical Services Inc.	92,806	3,184,174

		38,477,024

HEALTH CARE - SERVICES – 3.25%
AMERIGROUP Corp.(a)	384,839	16,344,112
AmSurg Corp.(a)	114,821	2,007,071
Centene Corp.(a)	371,985	8,775,126
Ensign Group Inc. (The)	76,580	1,374,611
Gentiva Health Services Inc.(a)	225,066	4,917,692
Magellan Health Services Inc.(a)	251,658	11,888,324
MedCath Corp.(a)	155,887	1,569,782
Molina Healthcare Inc.(a)	126,171	3,405,355
Res-Care Inc.(a)	192,594	2,555,723

		52,837,796

HOME BUILDERS – 0.70%
M/I Homes Inc.(a)	139,831	1,450,048
Meritage Homes Corp.(a)	241,945	4,746,961
Skyline Corp.	52,405	1,061,725
Standard-Pacific Corp.(a)	746,229	2,962,529
Winnebago Industries Inc.(a)(b)	115,624	1,204,802

		11,426,065

HOME FURNISHINGS – 0.40%
Audiovox Corp. Class A(a)	140,101	958,291
Ethan Allen Interiors Inc.(b)	217,094	3,790,461
La-Z-Boy Inc.(a)(b)	202,299	1,707,404

		6,456,156

HOUSEHOLD PRODUCTS & WARES – 0.96%
Blyth Inc.	40,806	1,682,840
Central Garden & Pet Co. Class A(a)	425,951	4,412,852
Helen of Troy Ltd.(a)(b)	231,703	5,859,769
Kid Brands Inc.(a)	94,770	815,022
Standard Register Co. (The)	98,313	287,074
WD-40 Co.	65,566	2,492,819

		15,550,376

HOUSEWARES – 0.42%
Toro Co. (The)	120,664	6,784,937

		6,784,937

INSURANCE – 3.83%
American Physicians Capital Inc.	59,068	2,448,959
Amerisafe Inc.(a)	140,667	2,641,726
Delphi Financial Group Inc. Class A	192,228	4,803,778

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Value Index Fund

September 30, 2010

Security	Shares	Value
Employers Holdings Inc.	240,993	$3,800,460
Horace Mann Educators Corp.	297,025	5,281,104
Infinity Property and Casualty Corp.	95,387	4,652,024
Navigators Group Inc. (The)(a)	56,586	2,525,433
Presidential Life Corp.	161,986	1,587,463
ProAssurance Corp.(a)	239,861	13,813,595
RLI Corp.	77,262	4,374,574
Safety Insurance Group Inc.	113,282	4,760,110
Selective Insurance Group Inc.	403,665	6,575,703
Stewart Information Services Corp.(b)	139,188	1,575,608
United Fire & Casualty Co.	161,467	3,424,715

		62,265,252

INTERNET – 0.41%
InfoSpace Inc.(a)	273,430	2,367,904
Liquidity Services Inc.(a)	55,714	891,981
PCTEL Inc.(a)	143,969	883,970
United Online Inc.	429,603	2,457,329

		6,601,184

IRON & STEEL – 0.22%
Gibraltar Industries Inc.(a)	229,273	2,058,872
Olympic Steel Inc.	69,166	1,590,126

		3,648,998

LEISURE TIME – 0.93%
Arctic Cat Inc.(a)	91,979	942,785
Brunswick Corp.	669,620	10,191,616
Callaway Golf Co.	485,892	3,401,244
Multimedia Games Inc.(a)	89,231	330,155
Nautilus Inc.(a)	155,569	206,907

		15,072,707

LODGING – 0.18%
Marcus Corp.	162,429	1,924,784
Monarch Casino & Resort Inc.(a)	85,157	954,610

		2,879,394

MACHINERY – 2.73%
Albany International Corp. Class A	208,769	3,949,909
Applied Industrial Technologies Inc.	285,019	8,721,581
Astec Industries Inc.(a)	149,967	4,278,559
Briggs & Stratton Corp.	380,350	7,230,454
Cascade Corp.	69,379	2,206,252
Cognex Corp.	134,564	3,609,006
Gerber Scientific Inc.(a)	191,805	1,183,437
Intermec Inc.(a)	372,977	4,572,698
Lindsay Corp.(b)	45,056	1,951,826
Robbins & Myers Inc.	248,974	6,667,524

		44,371,246

MANUFACTURING – 3.66%
A.O. Smith Corp.	78,954	4,570,647
Actuant Corp. Class A	512,155	11,759,079

Security	Shares	Value
Barnes Group Inc.	344,160	$6,053,774
Ceradyne Inc.(a)	191,384	4,468,816
CLARCOR Inc.	202,795	7,833,971
EnPro Industries Inc.(a)	155,073	4,850,683
ESCO Technologies Inc.	93,766	3,118,657
Federal Signal Corp.	467,976	2,522,391
Griffon Corp.(a)	349,602	4,261,648
LSB Industries Inc.(a)	69,314	1,287,161
Lydall Inc.(a)	129,299	951,641
Myers Industries Inc.	265,524	2,280,851
Standex International Corp.	94,652	2,289,632
Tredegar Corp.	173,020	3,283,920

		59,532,871

MEDIA – 0.20%
DG FastChannel Inc.(a)	63,224	1,375,122
E.W. Scripps Co. (The) Class A(a)	231,464	1,823,936

		3,199,058

METAL FABRICATE & HARDWARE – 0.95%
A.M. Castle & Co.(a)	127,285	1,686,526
CIRCOR International Inc.	72,671	2,296,404
Kaydon Corp.	98,494	3,407,892
Lawson Products Inc.	31,029	473,813
Mueller Industries Inc.	285,420	7,560,776

		15,425,411

MINING – 0.65%
Brush Engineered Materials Inc.(a)	73,362	2,086,415
Century Aluminum Co.(a)	426,899	5,622,260
RTI International Metals Inc.(a)	95,197	2,914,932

		10,623,607

MISCELLANEOUS – MANUFACTURING – 0.08%
John Bean Technologies Corp.	81,233	1,308,664

		1,308,664

OFFICE FURNISHINGS – 0.42%
Interface Inc. Class A	480,628	6,839,336

		6,839,336

OIL & GAS – 1.62%
Holly Corp.	156,392	4,496,270
Penn Virginia Corp.	343,701	5,512,964
Petroleum Development Corp.(a)	144,941	4,000,372
PetroQuest Energy Inc.(a)	207,299	1,262,451
Pioneer Drilling Co.(a)	410,748	2,620,572
Seahawk Drilling Inc.(a)(b)	88,277	746,823
Stone Energy Corp.(a)	212,292	3,127,061
Swift Energy Co.(a)	162,923	4,574,878

		26,341,391

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Value Index Fund

September 30, 2010

Security	Shares	Value
OIL & GAS SERVICES – 1.49%
Basic Energy Services Inc.(a)	175,203	$1,492,730
ION Geophysical Corp.(a)	446,409	2,294,542
Matrix Service Co.(a)	199,230	1,743,262
SEACOR Holdings Inc.(a)	64,072	5,456,371
World Fuel Services Corp.	509,053	13,240,469

		24,227,374

PHARMACEUTICALS – 0.78%
Emergent BioSolutions Inc.(a)	82,693	1,427,281
Mannatech Inc.(a)(b)	121,224	248,509
PharMerica Corp.(a)	232,298	2,213,800
ViroPharma Inc.(a)	588,324	8,771,911

		12,661,501

REAL ESTATE INVESTMENT TRUSTS – 8.27%
BioMed Realty Trust Inc.	524,455	9,398,234
Cedar Shopping Centers Inc.	351,673	2,138,172
Colonial Properties Trust(b)	538,288	8,714,883
EastGroup Properties Inc.	89,442	3,343,342
Entertainment Properties Trust	168,646	7,282,134
Extra Space Storage Inc.	409,709	6,571,732
Franklin Street Properties Corp.	523,742	6,504,876
Healthcare Realty Trust Inc.(b)	288,525	6,748,600
Home Properties Inc.	133,162	7,044,270
Inland Real Estate Corp.	560,934	4,661,361
Kilroy Realty Corp.	213,614	7,079,168
Kite Realty Group Trust	476,359	2,115,034
LaSalle Hotel Properties(b)	194,677	4,553,495
Lexington Realty Trust(b)	872,449	6,246,735
LTC Properties Inc.(b)	100,965	2,576,627
Mid-America Apartment Communities Inc.(b)	116,486	6,788,804
National Retail Properties Inc.	296,110	7,435,322
Parkway Properties Inc.	165,065	2,442,962
Pennsylvania Real Estate Investment Trust(b)	417,171	4,947,648
Post Properties Inc.(b)	367,016	10,247,087
PS Business Parks Inc.	59,310	3,355,167
Sovran Self Storage Inc.	112,305	4,256,359
Tanger Factory Outlet Centers Inc.	134,583	6,344,243
Universal Health Realty Income Trust	53,623	1,845,167
Urstadt Biddle Properties Inc. Class A	103,431	1,870,032

		134,511,454

RETAIL – 7.20%
Biglari Holdings Inc.(a)	4,579	1,504,888
Brown Shoe Co. Inc.	330,729	3,793,462
Cabela’s Inc.(a)(b)	302,234	5,736,401
Casey’s General Stores Inc.	285,365	11,913,989
Cato Corp. (The) Class A	129,431	3,463,574
Children’s Place Retail Stores Inc. (The)(a)	205,815	10,037,598
Christopher & Banks Corp.	272,024	2,151,710
DineEquity Inc.(a)(b)	44,030	1,980,469
EZCORP Inc.(a)	155,609	3,118,404
Finish Line Inc. (The) Class A	411,117	5,718,637
Fred’s Inc. Class A	296,946	3,503,963
Genesco Inc.(a)	83,182	2,485,478

Security	Shares	Value
Group 1 Automotive Inc.(a)	179,804	$5,372,544
Haverty Furniture Companies Inc.	139,354	1,520,352
Hot Topic Inc.	338,386	2,026,932
Jack in the Box Inc.(a)(b)	416,301	8,925,493
Jo-Ann Stores Inc.(a)	69,547	3,098,319
Landry’s Restaurants Inc.(a)	53,488	1,309,921
Lithia Motors Inc. Class A(b)	162,807	1,561,319
MarineMax Inc.(a)	165,760	1,166,950
Men’s Wearhouse Inc. (The)	182,508	4,341,865
Movado Group Inc.(a)	129,830	1,412,550
O’Charley’s Inc.(a)	143,882	1,034,512
OfficeMax Inc.(a)	417,111	5,459,983
Papa John’s International Inc.(a)	61,594	1,624,850
Pep Boys - Manny, Moe & Jack (The)	396,673	4,196,800
Red Robin Gourmet Burgers Inc.(a)	118,354	2,320,922
Ruby Tuesday Inc.(a)	488,591	5,799,575
Ruth’s Hospitality Group Inc.(a)	235,405	943,974
School Specialty Inc.(a)	121,169	1,576,409
Sonic Automotive Inc.(a)	172,195	1,692,677
Stage Stores Inc.	285,426	3,710,538
Stein Mart Inc.(a)	99,555	879,071
Tuesday Morning Corp.(a)	278,204	1,327,033
Zale Corp.(a)(b)	173,955	365,306

		117,076,468

SAVINGS & LOANS – 0.27%
Brookline Bancorp Inc.	261,998	2,614,740
Dime Community Bancshares Inc.	132,435	1,834,225

		4,448,965

SEMICONDUCTORS – 2.67%
Actel Corp.(a)	113,704	1,813,579
ATMI Inc.(a)	104,872	1,558,398
Brooks Automation Inc.(a)	262,482	1,761,254
Cabot Microelectronics Corp.(a)(b)	102,335	3,293,140
Cohu Inc.	178,306	2,244,873
DSP Group Inc.(a)	98,398	688,786
Exar Corp.(a)	172,304	1,032,101
Kulicke and Soffa Industries Inc.(a)	282,495	1,748,644
Micrel Inc.	185,702	1,831,022
Microsemi Corp.(a)	370,379	6,352,000
MKS Instruments Inc.(a)	379,160	6,817,297
Rudolph Technologies Inc.(a)	120,361	1,000,200
Standard Microsystems Corp.(a)	105,344	2,402,897
Supertex Inc.(a)	53,328	1,179,615
Ultratech Inc.(a)	99,003	1,692,951
Varian Semiconductor Equipment Associates Inc.(a)	276,994	7,971,887

		43,388,644

SOFTWARE – 1.57%
Avid Technology Inc.(a)(b)	219,553	2,878,340
Digi International Inc.(a)	188,203	1,786,046
EPIQ Systems Inc.	85,266	1,045,361
Omnicell Inc.(a)	84,679	1,107,601
Phoenix Technologies Ltd.(a)	128,192	499,949
Progress Software Corp.(a)	163,245	5,403,410
SYNNEX Corp.(a)	176,968	4,979,880

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iShares S&P SmallCap 600 Value Index Fund

September 30, 2010

Security	Shares	Value
Take-Two Interactive Software Inc.(a)(b)	641,653	$6,506,361
THQ Inc.(a)	343,404	1,380,484

		25,587,432

STORAGE & WAREHOUSING – 0.08%
Mobile Mini Inc.(a)	87,941	1,349,015

		1,349,015

TELECOMMUNICATIONS – 2.57%
Anixter International Inc.(a)	101,583	5,484,466
Applied Signal Technology Inc.	51,612	1,284,107
ARRIS Group Inc.(a)	471,791	4,609,398
Black Box Corp.	132,719	4,254,971
Comtech Telecommunications Corp.(a)	213,725	5,845,379
EMS Technologies Inc.(a)	115,098	2,144,276
General Communication Inc. Class A(a)	341,578	3,405,533
Harmonic Inc.(a)	736,188	5,064,973
Network Equipment Technologies Inc.(a)	123,970	427,696
Newport Corp.(a)	175,455	1,989,660
Symmetricom Inc.(a)	209,601	1,198,918
Tekelec(a)	295,506	3,829,758
Tollgrade Communications Inc.(a)	79,865	585,410
USA Mobility Inc.	106,068	1,700,270

		41,824,815

TEXTILES – 0.32%
G&K Services Inc. Class A	140,023	3,200,926
UniFirst Corp.	46,308	2,044,498

		5,245,424

TOYS, GAMES & HOBBIES – 0.35%
JAKKS Pacific Inc.(a)	210,639	3,715,672
RC2 Corp.(a)	92,729	1,942,672

		5,658,344

TRANSPORTATION – 1.81%
Arkansas Best Corp.	190,846	4,624,198
Bristow Group Inc.(a)	273,295	9,860,484
Heartland Express Inc.	183,977	2,735,738
Hub Group Inc. Class A(a)	159,171	4,657,343
Knight Transportation Inc.	191,608	3,703,783
Old Dominion Freight Line Inc.(a)	151,579	3,853,138

		29,434,684

WATER – 0.16%
American States Water Co.	71,343	2,552,652

		2,552,652

TOTAL COMMON STOCKS
(Cost: $1,720,934,216)		1,623,410,414

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.43%

MONEY MARKET FUNDS – 4.43%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(c)(d)(e)	58,871,488	$58,871,488
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(c)(d)(e)	11,932,656	11,932,656
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(c)(d)	1,189,790	1,189,790

		71,993,934

TOTAL SHORT-TERM INVESTMENTS
(Cost: $71,993,934)		71,993,934

TOTAL INVESTMENTS IN SECURITIES – 104.30%
(Cost: $1,792,928,150)		1,695,404,348

Other Assets, Less Liabilities – (4.30)%		(69,890,750)

NET ASSETS – 100.00%		$1,625,513,598

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.81%

ADVERTISING – 0.16%
Harte-Hanks Inc.	758	$8,846
Interpublic Group of Companies Inc. (The)(a)	11,768	118,033
Lamar Advertising Co. Class A(a)(b)	1,277	40,634
Omnicom Group Inc.	7,395	291,955

		459,468

AEROSPACE & DEFENSE – 2.02%
AAR Corp.(a)	934	17,428
AeroVironment Inc.(a)	392	8,722
Alliant Techsystems Inc.(a)	819	61,753
BE Aerospace Inc.(a)	2,470	74,866
Boeing Co. (The)	18,003	1,197,920
Curtiss-Wright Corp.	1,140	34,542
Esterline Technologies Corp.(a)	779	44,582
GenCorp Inc.(a)	1,489	7,326
General Dynamics Corp.	9,310	584,761
Goodrich Corp.	3,105	228,932
Kaman Corp.	670	17,561
L-3 Communications Holdings Inc.	2,856	206,403
Lockheed Martin Corp.	7,295	519,987
Moog Inc. Class A(a)	1,064	37,783
Northrop Grumman Corp.	7,245	439,264
Orbital Sciences Corp.(a)	1,303	19,936
Raytheon Co.	9,188	419,983
Rockwell Collins Inc.	3,896	226,942
Teledyne Technologies Inc.(a)	890	35,440
Triumph Group Inc.	432	32,223
United Technologies Corp.	22,857	1,628,104

		5,844,458

AGRICULTURE – 1.90%
Alliance One International Inc.(a)	2,205	9,151
Altria Group Inc.	51,310	1,232,466
Andersons Inc. (The)	468	17,737
Archer-Daniels-Midland Co.	15,678	500,442
Lorillard Inc.	3,723	298,994
Monsanto Co.	13,365	640,584
Philip Morris International Inc.	45,088	2,525,830
Reynolds American Inc.	4,204	249,676
Universal Corp.	578	23,172

		5,498,052

AIRLINES – 0.13%
AirTran Holdings Inc.(a)	3,748	27,548
Alaska Air Group Inc.(a)	834	42,559
Allegiant Travel Co. (a)	388	16,420
JetBlue Airways Corp.(a)	5,544	37,089
SkyWest Inc.	1,330	18,567
Southwest Airlines Co.	18,326	239,521

		381,704

Security	Shares	Value
APPAREL – 0.70%
Carter’s Inc.(a)	1,421	$37,415
Coach Inc.	7,372	316,701
Crocs Inc.(a)	2,117	27,542
Deckers Outdoor Corp.(a)	999	49,910
Guess? Inc.	1,411	57,329
Gymboree Corp.(a)	607	25,215
Hanesbrands Inc.(a)	2,457	63,538
Iconix Brand Group Inc.(a)	1,786	31,255
K-Swiss Inc. Class A(a)	701	8,938
Liz Claiborne Inc.(a)(b)	2,150	13,072
Maidenform Brands Inc.(a)	531	15,319
Nike Inc. Class B	9,551	765,417
Oxford Industries Inc.	418	9,940
Perry Ellis International Inc.(a)	317	6,927
Phillips-Van Heusen Corp.	1,642	98,783
Polo Ralph Lauren Corp.	1,624	145,933
Quiksilver Inc.(a)	3,107	12,148
SKECHERS U.S.A. Inc. Class A(a)(b)	767	18,017
Steven Madden Ltd.(a)	606	24,882
Timberland Co. Class A(a)	984	19,493
True Religion Apparel Inc.(a)(b)	609	12,996
VF Corp.	2,101	170,223
Volcom Inc.(a)	318	6,080
Warnaco Group Inc. (The)(a)	1,104	56,448
Wolverine World Wide Inc.	1,229	35,653

		2,029,174

AUTO MANUFACTURERS – 0.53%
Ford Motor Co.(a)	84,406	1,033,129
Oshkosh Corp.(a)	2,207	60,693
PACCAR Inc.	9,053	435,902

		1,529,724

AUTO PARTS & EQUIPMENT – 0.26%
ATC Technology Corp.(a)	452	11,183
BorgWarner Inc.(a)	2,870	151,019
Goodyear Tire & Rubber Co. (The)(a)	6,012	64,629
Johnson Controls Inc.	16,590	505,995
Spartan Motors Inc.	882	4,092
Standard Motor Products Inc.	309	3,254
Superior Industries International Inc.	668	11,543

		751,715

BANKS – 4.56%
Associated Banc-Corp	4,010	52,892
BancorpSouth Inc.	1,831	25,964
Bank Mutual Corp.	1,404	7,287
Bank of America Corp.	246,816	3,235,758
Bank of Hawaii Corp.	1,230	55,252
Bank of New York Mellon Corp. (The)	29,821	779,223
Bank of the Ozarks Inc.	312	11,572
BB&T Corp.	17,024	409,938
Boston Private Financial Holdings Inc.	1,641	10,732
Cathay General Bancorp	1,842	21,901
City Holding Co.	398	12,207

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
City National Corp.	1,049	$55,670
Columbia Banking System Inc.	1,111	21,831
Comerica Inc.	4,308	160,042
Commerce Bancshares Inc.	1,809	68,000
Community Bank System Inc.	811	18,661
Cullen/Frost Bankers Inc.	1,460	78,650
East West Bancorp Inc.	3,650	59,422
Fifth Third Bancorp	19,660	236,510
First BanCorp (Puerto Rico)(a)	1,744	488
First Commonwealth Financial Corp.	1,800	9,810
First Financial Bancorp	1,170	19,516
First Financial Bankshares Inc.	551	25,891
First Horizon National Corp.(a)	5,682	64,832
First Midwest Bancorp Inc.	1,744	20,108
FirstMerit Corp.	2,503	45,855
Fulton Financial Corp.	5,105	46,251
Glacier Bancorp Inc.	1,624	23,710
Hancock Holding Co.	750	22,553
Hanmi Financial Corp.(a)	1,046	1,339
Home Bancshares Inc.	616	12,517
Huntington Bancshares Inc.	17,822	101,051
Independent Bank Corp. (Massachusetts)	616	13,872
International Bancshares Corp.(b)	1,288	21,754
KeyCorp	21,881	174,173
M&T Bank Corp.(b)	2,058	168,365
Marshall & Ilsley Corp.	13,238	93,196
Nara Bancorp Inc.(a)	593	4,187
National Penn Bancshares Inc.	2,916	18,225
NBT Bancorp Inc.	839	18,517
Northern Trust Corp.	6,008	289,826
Old National Bancorp	2,219	23,299
PacWest Bancorp	687	13,094
Pinnacle Financial Partners Inc.(a)	952	8,749
PNC Financial Services Group Inc. (The)(c)	12,879	668,549
PrivateBancorp Inc.	1,442	16,424
Prosperity Bancshares Inc.	1,105	35,879
Regions Financial Corp.	31,002	225,385
S&T Bancorp Inc.	599	10,435
Signature Bank(a)	961	37,325
Simmons First National Corp. Class A	312	8,820
South Financial Group Inc. (The)(a)	5,475	1,555
State Street Corp.	12,441	468,528
Sterling Bancorp	470	4,084
Sterling Bancshares Inc.	2,704	14,520
SunTrust Banks Inc.	12,406	320,447
Susquehanna Bancshares Inc.	3,061	25,835
SVB Financial Group(a)	1,016	42,997
Synovus Financial Corp.	18,399	45,262
TCF Financial Corp.	2,875	46,546
Tompkins Financial Corp.	183	7,258
TrustCo Bank Corp. NY	2,019	11,226
Trustmark Corp.	1,476	32,088
U.S. Bancorp	47,330	1,023,275
UMB Financial Corp.	784	27,840
Umpqua Holdings Corp.	2,734	31,004
United Bankshares Inc.(b)	986	24,542
United Community Banks Inc.(a)(b)	1,858	4,162
Valley National Bancorp	3,792	48,917
Webster Financial Corp.	1,729	30,361
Wells Fargo & Co.	128,734	3,235,085

Security	Shares	Value
Westamerica Bancorporation(b)	713	$38,851
Whitney Holding Corp.	2,337	19,093
Wilmington Trust Corp.	2,184	19,612
Wilshire Bancorp Inc.	352	2,302
Wintrust Financial Corp.	796	25,798
Zions Bancorporation	4,261	91,015

		13,207,710

BEVERAGES – 2.41%
Boston Beer Co. Inc. (The) Class A(a)	250	16,717
Brown-Forman Corp. Class B NVS	2,564	158,045
Coca-Cola Co. (The)	56,809	3,324,463
Coca-Cola Enterprises Inc.	7,985	247,535
Constellation Brands Inc. Class A(a)	4,209	74,457
Dr Pepper Snapple Group Inc.	5,835	207,259
Green Mountain Coffee Roasters Inc.(a)(b)	2,840	88,580
Hansen Natural Corp.(a)	1,638	76,363
Molson Coors Brewing Co. Class B NVS	3,937	185,905
Peet’s Coffee & Tea Inc.(a)	390	13,350
PepsiCo Inc.	39,136	2,600,196

		6,992,870

BIOTECHNOLOGY – 1.15%
Affymetrix Inc.(a)	1,791	8,167
Amgen Inc.(a)	23,582	1,299,604
ArQule Inc.(a)	890	4,583
Bio-Rad Laboratories Inc. Class A(a)	479	43,354
Biogen Idec Inc.(a)	5,967	334,868
Cambrex Corp.(a)	691	2,937
Celgene Corp.(a)	11,242	647,652
Charles River Laboratories International Inc.(a)	1,579	52,344
CryoLife Inc.(a)	589	3,575
Enzo Biochem Inc.(a)	696	2,645
Genzyme Corp.(a)	6,245	442,084
Integra LifeSciences Holdings Corp.(a)	475	18,743
Life Technologies Corp.(a)	4,455	208,004
Martek Biosciences Corp.(a)(b)	870	19,688
Regeneron Pharmaceuticals Inc.(a)	1,607	44,032
Savient Pharmaceuticals Inc.(a)	1,802	41,212
Vertex Pharmaceuticals Inc.(a)	4,990	172,504

		3,345,996

BUILDING MATERIALS – 0.13%
AAON Inc.(b)	325	7,644
Apogee Enterprises Inc.	809	7,402
Comfort Systems USA Inc.	959	10,290
Drew Industries Inc.(a)	422	8,803
Eagle Materials Inc.	1,090	25,833
Lennox International Inc.	1,070	44,608
Martin Marietta Materials Inc.(b)	1,133	87,207
Masco Corp.	9,037	99,497
NCI Building Systems Inc.(a)	641	6,109
Quanex Building Products Corp.	1,014	17,512
Simpson Manufacturing Co. Inc.	933	24,053
Texas Industries Inc.	705	22,222
Universal Forest Products Inc.	468	13,689

		374,869

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
CHEMICALS – 1.88%
A. Schulman Inc.	915	$18,437
Air Products and Chemicals Inc.	5,230	433,149
Airgas Inc.	1,786	121,359
Albemarle Corp.	2,253	105,463
American Vanguard Corp.	504	3,115
Arch Chemicals Inc.	670	23,510
Ashland Inc.	1,965	95,833
Balchem Corp.	700	21,602
Cabot Corp.	1,607	52,340
CF Industries Holdings Inc.	1,718	164,069
Cytec Industries Inc.	1,241	69,968
Dow Chemical Co. (The)	28,595	785,219
E.I. du Pont de Nemours and Co.	22,371	998,194
Eastman Chemical Co.	1,810	133,940
Ecolab Inc.	5,690	288,711
FMC Corp.	1,821	124,575
H.B. Fuller Co.	1,239	24,619
International Flavors & Fragrances Inc.	1,977	95,924
Intrepid Potash Inc.(a)	1,034	26,956
Lubrizol Corp.	1,635	173,261
Minerals Technologies Inc.	434	25,571
NewMarket Corp.	280	31,830
Olin Corp.	1,862	37,538
OM Group Inc.(a)	787	23,704
Penford Corp.(a)	311	1,434
PolyOne Corp.(a)	2,486	30,056
PPG Industries Inc.	4,039	294,039
Praxair Inc.	7,502	677,130
Quaker Chemical Corp.	311	10,126
RPM International Inc.	3,141	62,569
Sensient Technologies Corp.	1,252	38,173
Sherwin-Williams Co. (The)	2,266	170,267
Sigma-Aldrich Corp.	2,968	179,208
Stepan Co.	192	11,349
Valspar Corp. (The)	2,423	77,172
Zep Inc.	579	10,098

		5,440,508

COAL – 0.26%
Arch Coal Inc.	4,079	108,950
CONSOL Energy Inc.	5,611	207,382
Massey Energy Co.	2,584	80,156
Patriot Coal Corp.(a)(b)	1,956	22,318
Peabody Energy Corp.	6,674	327,093

		745,899

COMMERCIAL SERVICES – 1.77%
Aaron’s Inc.	1,693	31,236
ABM Industries Inc.	1,038	22,410
Administaff Inc.	588	15,835
Alliance Data Systems Corp.(a)(b)	1,307	85,295
American Public Education Inc.(a)(b)	399	13,111
AMN Healthcare Services Inc.(a)	816	4,194
Apollo Group Inc. Class A(a)	3,053	156,772
Arbitron Inc.	646	18,069
Bowne & Co. Inc.	845	9,574

Security	Shares	Value
Capella Education Co.(a)	355	$27,555
Career Education Corp.(a)(b)	1,608	34,524
CDI Corp.	351	4,535
Chemed Corp.	537	30,593
Coinstar Inc.(a)(b)	813	34,951
Consolidated Graphics Inc.(a)	315	13,057
Convergys Corp.(a)	3,132	32,729
CoreLogic Inc.	2,514	48,168
Corinthian Colleges Inc.(a)	2,290	16,076
Corporate Executive Board Co. (The)	825	26,037
Corrections Corp. of America(a)	2,601	64,193
CorVel Corp.(a)	205	8,702
Cross Country Healthcare Inc.(a)	590	4,242
Deluxe Corp.	1,301	24,888
DeVry Inc.	1,512	74,406
Equifax Inc.	3,070	95,784
Exponent Inc.(a)	343	11,521
Forrester Research Inc.(a)	392	12,967
FTI Consulting Inc.(a)	1,117	38,749
Gartner Inc.(a)	1,585	46,662
GEO Group Inc. (The)(a)	1,598	37,313
H&R Block Inc.	7,710	99,845
Healthcare Services Group Inc.	1,044	23,793
HealthSpring Inc.(a)	1,417	36,615
Heartland Payment Systems Inc.	953	14,505
Heidrick & Struggles International Inc.	500	9,740
Hewitt Associates Inc. Class A(a)	2,275	114,728
Hillenbrand Inc.	1,588	34,158
HMS Holdings Corp.(a)	616	36,307
Iron Mountain Inc.	4,984	111,343
ITT Educational Services Inc.(a)	632	44,411
Kelly Services Inc. Class A(a)	547	6,416
Kendle International Inc.(a)	319	2,973
Korn/Ferry International(a)	1,268	20,973
Landauer Inc.	253	15,845
Lender Processing Services Inc.	2,401	79,785
Live Nation Entertainment Inc.(a)	3,589	35,459
Manpower Inc.	2,052	107,114
MasterCard Inc. Class A	2,380	533,120
MAXIMUS Inc.	461	28,388
McKesson Corp.	6,401	395,454
Medifast Inc.(a)	330	8,953
Midas Inc.(a)	312	2,374
Monro Muffler Brake Inc.	494	22,778
Monster Worldwide Inc.(a)	3,262	42,276
Moody’s Corp.	4,904	122,502
Navigant Consulting Inc.(a)	1,290	15,003
On Assignment Inc.(a)	809	4,247
PAREXEL International Corp.(a)	1,350	31,226
Pharmaceutical Product Development Inc.	2,994	74,221
Pre-Paid Legal Services Inc.(a)(b)	218	13,623
Quanta Services Inc.(a)	5,229	99,769
R.R. Donnelley & Sons Co.	5,085	86,242
Rent-A-Center Inc.	1,592	35,629
Rewards Network Inc.	237	3,401
Robert Half International Inc.	3,747	97,422
Rollins Inc.	1,155	27,004
SAIC Inc.(a)	7,206	115,152
Service Corp. International	6,052	52,168
SFN Group Inc.(a)	1,544	9,279

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
Sotheby’s	1,753	$64,545
StarTek Inc.(a)	318	1,329
Strayer Education Inc.(b)	354	61,773
TeleTech Holdings Inc.(a)	722	10,715
Towers Watson & Co. Class A	1,101	54,147
TrueBlue Inc.(a)	931	12,708
United Rentals Inc.(a)	1,415	20,999
Universal Technical Institute Inc.	592	11,574
Viad Corp.	589	11,391
Visa Inc. Class A	12,186	904,932
Volt Information Sciences Inc.(a)	352	2,534
Western Union Co.	16,382	289,470
Wright Express Corp.(a)	891	31,818

		5,136,324

COMPUTERS – 5.84%
Agilysys Inc.(a)	392	2,548
Apple Inc.(a)	22,471	6,376,146
CACI International Inc. Class A(a)	717	32,451
Cadence Design Systems Inc.(a)	6,517	49,725
CIBER Inc.(a)	1,678	5,051
Cognizant Technology Solutions Corp. Class A(a)	7,432	479,141
Compellent Technologies Inc.(a)	620	11,272
Computer Sciences Corp.	3,752	172,592
Dell Inc.(a)	41,408	536,648
Diebold Inc.	1,611	50,086
DST Systems Inc.	840	37,666
EMC Corp.(a)	50,474	1,025,127
FactSet Research Systems Inc.(b)	1,146	92,975
Hewlett-Packard Co.	55,787	2,346,959
Hutchinson Technology Inc.(a)	696	2,415
Insight Enterprises Inc.(a)	972	15,202
Integral Systems Inc.(a)	432	3,188
International Business Machines Corp.	31,025	4,161,693
Jack Henry & Associates Inc.	2,052	52,326
Lexmark International Inc. Class A(a)	1,960	87,455
Manhattan Associates Inc.(a)	656	19,254
Mentor Graphics Corp.(a)	2,632	27,820
Mercury Computer Systems Inc.(a)	598	7,194
MICROS Systems Inc.(a)	2,043	86,480
MTS Systems Corp.	480	14,880
NCI Inc. Class A(a)	168	3,179
NCR Corp.(a)	3,881	52,898
NetApp Inc.(a)	8,828	439,546
NetScout Systems Inc.(a)	847	17,372
Radiant Systems Inc.(a)	595	10,174
RadiSys Corp.(a)	474	4,465
SanDisk Corp.(a)	5,656	207,292
Sigma Designs Inc.(a)	673	7,733
SRA International Inc. Class A(a)	1,029	20,292
Stratasys Inc.(a)	551	15,274
Sykes Enterprises Inc.(a)	966	13,118
Synaptics Inc.(a)(b)	930	26,170
Synopsys Inc.(a)	3,609	89,395
Teradata Corp.(a)	4,072	157,016
Tyler Technologies Inc.(a)	616	12,419
Western Digital Corp.(a)	5,610	159,268

		16,931,905

Security	Shares	Value
COSMETICS & PERSONAL CARE – 1.97%
Alberto-Culver Co.	2,077	$78,199
Avon Products Inc.	10,644	341,779
Colgate-Palmolive Co.	11,960	919,246
Estee Lauder Companies Inc. (The) Class A	2,838	179,447
Procter & Gamble Co. (The)	69,820	4,187,105

		5,705,776

DISTRIBUTION & WHOLESALE – 0.32%
Brightpoint Inc.(a)	1,974	13,798
Fastenal Co.(b)	3,647	193,984
Genuine Parts Co.	3,907	174,213
Ingram Micro Inc. Class A(a)	3,981	67,120
LKQ Corp.(a)	3,438	71,510
MWI Veterinary Supply Inc.(a)	311	17,951
Owens & Minor Inc.	1,570	44,682
Pool Corp.	1,308	26,252
ScanSource Inc.(a)	658	18,253
Tech Data Corp.(a)	1,223	49,287
United Stationers Inc.(a)	631	33,765
W.W. Grainger Inc.	1,493	177,831
Watsco Inc.	627	34,911

		923,557

DIVERSIFIED FINANCIAL SERVICES – 4.81%
Affiliated Managers Group Inc.(a)	1,262	98,449
American Express Co.	25,757	1,082,567
AmeriCredit Corp.(a)	2,296	56,160
Ameriprise Financial Inc.	6,185	292,736
Capital One Financial Corp.	11,262	445,412
Charles Schwab Corp. (The)	24,209	336,505
Citigroup Inc.(a)	584,453	2,279,367
CME Group Inc.	1,662	432,868
Discover Financial Services	13,557	226,131
E*TRADE Financial Corp.(a)	4,738	68,891
Eaton Vance Corp.	2,924	84,913
Federated Investors Inc. Class B	2,270	51,665
Franklin Resources Inc.	3,574	382,061
Goldman Sachs Group Inc. (The)	12,685	1,833,997
Greenhill & Co. Inc.(b)	628	49,813
Interactive Brokers Group Inc. Class A(a)	1,017	17,503
IntercontinentalExchange Inc.(a)	1,797	188,182
Invesco Ltd.	11,358	241,130
Investment Technology Group Inc.(a)	1,128	16,040
Janus Capital Group Inc.	4,530	49,604
Jefferies Group Inc.(b)	2,960	67,162
JPMorgan Chase & Co.	97,535	3,713,158
LaBranche & Co. Inc.(a)	1,596	6,224
Legg Mason Inc.	3,818	115,724
Morgan Stanley	34,278	845,981
NASDAQ OMX Group Inc. (The)(a)	3,644	70,803
National Financial Partners Corp.(a)(b)	1,029	13,037
NYSE Euronext Inc.	6,363	181,791
optionsXpress Holdings Inc.(a)	1,156	17,756
Piper Jaffray Companies, Inc.(a)	434	12,642
Portfolio Recovery Associates Inc.(a)	430	27,800
Raymond James Financial Inc.	2,365	59,905

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
SLM Corp.(a)	11,795	$136,232
Stifel Financial Corp.(a)	932	43,142
SWS Group Inc.	664	4,761
T. Rowe Price Group Inc.	6,250	312,906
TradeStation Group Inc.(a)	583	3,836
Waddell & Reed Financial Inc. Class A	2,152	58,879
World Acceptance Corp.(a)(b)	352	15,544

		13,941,277

ELECTRIC – 3.36%
AES Corp. (The)(a)	16,416	186,322
Allegheny Energy Inc.	4,282	104,995
ALLETE Inc.	715	26,047
Alliant Energy Corp.	2,812	102,216
Ameren Corp.	5,850	166,140
American Electric Power Co. Inc.	11,822	428,311
Avista Corp.	1,327	27,708
Black Hills Corp.	941	29,359
CenterPoint Energy Inc.	10,315	162,152
Central Vermont Public Service Corp.	318	6,414
CH Energy Group Inc.	368	16,251
Cleco Corp.	1,452	43,008
CMS Energy Corp.	5,654	101,885
Consolidated Edison Inc.	6,994	337,251
Constellation Energy Group Inc.	4,928	158,879
Dominion Resources Inc.	14,420	629,577
DPL Inc.	3,002	78,442
DTE Energy Co.	4,115	189,002
Duke Energy Corp.	32,302	572,068
Dynegy Inc.(a)	2,598	12,652
Edison International	8,017	275,705
El Paso Electric Co.(a)	1,034	24,588
Entergy Corp.	4,578	350,354
Exelon Corp.	16,321	694,948
FirstEnergy Corp.	7,585	292,326
Great Plains Energy Inc.	3,304	62,446
Hawaiian Electric Industries Inc.	2,321	52,315
IDACORP Inc.	1,130	40,590
Integrys Energy Group Inc.	1,944	101,205
MDU Resources Group Inc.	4,713	94,024
NextEra Energy Inc.	10,238	556,845
Northeast Utilities	4,412	130,463
NorthWestern Corp.	888	25,308
NRG Energy Inc.(a)	6,162	128,293
NSTAR	2,634	103,648
NV Energy Inc.	5,768	75,849
OGE Energy Corp.	2,384	95,050
Pepco Holdings Inc.	5,506	102,412
PG&E Corp.	9,662	438,848
Pinnacle West Capital Corp.	2,732	112,750
PNM Resources Inc.	1,974	22,484
PPL Corp.	11,934	324,963
Progress Energy Inc.	7,151	317,647
Public Service Enterprise Group Inc.	12,526	414,360
SCANA Corp.	2,736	110,315
Southern Co.	20,534	764,686
TECO Energy Inc.	5,394	93,424
UIL Holdings Corp.	1,181	33,257
UniSource Energy Corp.	960	32,093

Security	Shares	Value
Westar Energy Inc.	2,633	$63,798
Wisconsin Energy Corp.	2,913	168,371
Xcel Energy Inc.	11,340	260,480

		9,742,524

ELECTRICAL COMPONENTS & EQUIPMENT – 0.50%
Advanced Energy Industries Inc.(a)	811	10,592
AMETEK Inc.	2,560	122,291
Belden Inc.	1,136	29,968
Emerson Electric Co.	18,477	972,999
Encore Wire Corp.	480	9,845
Energizer Holdings Inc.(a)	1,733	116,509
Greatbatch Inc.(a)	554	12,847
Hubbell Inc. Class B	1,473	74,755
Littelfuse Inc.(a)	590	25,783
Molex Inc.	3,386	70,869
Powell Industries Inc.(a)	215	6,691
Vicor Corp.	553	8,079

		1,461,228

ELECTRONICS – 0.87%
Agilent Technologies Inc.(a)	8,574	286,114
American Science and Engineering Inc.	224	16,498
Amphenol Corp. Class A	4,201	205,765
Analogic Corp.	353	15,843
Arrow Electronics Inc.(a)	2,947	78,773
Avnet Inc.(a)	3,752	101,342
Badger Meter Inc.	382	15,463
Bel Fuse Inc. Class B	311	6,475
Benchmark Electronics Inc.(a)	1,527	25,043
Brady Corp. Class A	1,369	39,934
Checkpoint Systems Inc.(a)	1,045	21,266
Cogent Inc.(a)	1,150	12,236
CTS Corp.	930	8,947
Cubic Corp.	350	14,280
Cymer Inc.(a)	694	25,734
Daktronics Inc.	790	7,758
Dionex Corp.(a)	428	36,996
Electro Scientific Industries Inc.(a)	770	8,555
FARO Technologies Inc.(a)	442	9,640
FEI Co.(a)	921	18,024
FLIR Systems Inc.(a)	3,693	94,910
Gentex Corp.	3,344	65,241
II-VI Inc.(a)	653	24,376
Itron Inc.(a)	1,008	61,720
Jabil Circuit Inc.	4,768	68,707
Keithley Instruments Inc.	440	9,464
LoJack Corp.(a)	472	1,803
Methode Electronics Inc.	929	8,435
Mettler-Toledo International Inc.(a)	849	105,650
National Instruments Corp.	1,474	48,141
OSI Systems Inc.(a)	439	15,944
Park Electrochemical Corp.	537	14,145
PerkinElmer Inc.	2,986	69,096
Plexus Corp.(a)	930	27,295
Rogers Corp.(a)	457	14,386
Sonic Solutions Inc.(a)(b)	593	6,748
Technitrol Inc.	1,052	4,639

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
Thermo Fisher Scientific Inc.(a)	10,081	$482,678
Thomas & Betts Corp.(a)	1,245	51,070
Trimble Navigation Ltd.(a)	3,034	106,311
TTM Technologies Inc.(a)	911	8,919
Vishay Intertechnology Inc.(a)	4,729	45,777
Waters Corp.(a)	2,252	159,397
Watts Water Technologies Inc. Class A	693	23,597
Woodward Governor Co.	1,331	43,151

		2,516,286

ENERGY – ALTERNATE SOURCES – 0.07%
First Solar Inc.(a)(b)	1,333	196,417
Headwaters Inc.(a)	1,736	6,250

		202,667

ENGINEERING & CONSTRUCTION – 0.26%
AECOM Technology Corp.(a)	2,744	66,569
Dycom Industries Inc.(a)	1,120	11,189
EMCOR Group Inc.(a)	1,678	41,262
Fluor Corp.	4,422	219,022
Granite Construction Inc.	825	18,760
Insituform Technologies Inc. Class A(a)	1,002	24,228
Jacobs Engineering Group Inc.(a)	3,131	121,170
KBR Inc.	4,001	98,585
Orion Marine Group Inc.(a)	663	8,228
Shaw Group Inc. (The)(a)	2,039	68,429
URS Corp.(a)	2,051	77,897

		755,339

ENTERTAINMENT – 0.09%
Bally Technologies Inc.(a)	1,358	47,462
DreamWorks Animation SKG Inc. Class A(a)	1,664	53,098
International Game Technology	7,407	107,031
International Speedway Corp. Class A	700	17,080
Pinnacle Entertainment Inc.(a)	1,509	16,825
Scientific Games Corp. Class A(a)	1,717	16,655
Shuffle Master Inc.(a)	1,577	13,263

		271,414

ENVIRONMENTAL CONTROL – 0.34%
Calgon Carbon Corp.(a)	1,462	21,199
Clean Harbors Inc.(a)	590	39,973
Darling International Inc.(a)	2,140	18,233
Mine Safety Appliances Co.	773	20,948
Republic Services Inc.	7,454	227,272
Stericycle Inc.(a)	2,060	143,129
Tetra Tech Inc.(a)	1,490	31,245
Waste Connections Inc.(a)	1,888	74,878
Waste Management Inc.	11,682	417,515

		994,392

FOOD – 1.94%
Cal-Maine Foods Inc.	318	9,216
Calavo Growers Inc.	293	6,352
Campbell Soup Co.	4,786	171,099

Security	Shares	Value
ConAgra Foods Inc.	10,703	$234,824
Corn Products International Inc.	1,912	71,700
Dean Foods Co.(a)	4,489	45,833
Diamond Foods Inc.	525	21,520
Flowers Foods Inc.	1,849	45,929
General Mills Inc.	15,768	576,163
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	603	2,388
H.J. Heinz Co.	7,830	370,907
Hain Celestial Group Inc.(a)	1,003	24,052
Hershey Co. (The)	3,860	183,697
Hormel Foods Corp.	1,725	76,935
J&J Snack Foods Corp.	347	14,550
J.M. Smucker Co. (The)	2,924	176,990
Kellogg Co.	6,444	325,486
Kraft Foods Inc. Class A	42,944	1,325,252
Kroger Co. (The)	15,689	339,824
Lance Inc.	790	16,827
McCormick & Co. Inc. NVS	3,196	134,360
Nash-Finch Co.	322	13,698
Ralcorp Holdings Inc.(a)	1,380	80,702
Ruddick Corp.	1,057	36,657
Safeway Inc.	9,266	196,069
Sanderson Farms Inc.	422	18,268
Sara Lee Corp.	16,364	219,769
Smithfield Foods Inc.(a)	4,108	69,138
Spartan Stores Inc.	562	8,149
SUPERVALU Inc.	5,144	59,310
Sysco Corp.	14,399	410,659
Tootsie Roll Industries Inc.	598	14,878
TreeHouse Foods Inc.(a)	811	37,387
Tyson Foods Inc. Class A	7,207	115,456
United Natural Foods Inc.(a)	1,052	34,863
Whole Foods Market Inc.(a)	3,508	130,182

		5,619,089

FOREST PRODUCTS & PAPER – 0.36%
Buckeye Technologies Inc.	1,005	14,783
Clearwater Paper Corp.(a)	287	21,835
Deltic Timber Corp.	224	10,035
International Paper Co.	10,803	234,965
Louisiana-Pacific Corp.(a)	3,304	25,011
MeadWestvaco Corp.	4,147	101,104
Neenah Paper Inc.	430	6,536
Plum Creek Timber Co. Inc.(b)	4,037	142,506
Potlatch Corp.	1,022	34,748
Rayonier Inc.	1,974	98,937
Rock-Tenn Co. Class A	930	46,323
Schweitzer-Mauduit International Inc.	425	24,782
Temple-Inland Inc.	2,586	48,255
Wausau Paper Corp.(a)	1,371	11,366
Weyerhaeuser Co.	13,310	209,766

		1,030,952

GAS – 0.44%
AGL Resources Inc.	1,864	71,503
Atmos Energy Corp.	2,250	65,813
Energen Corp.	1,763	80,604
Laclede Group Inc. (The)	589	20,273

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
National Fuel Gas Co.	2,043	$105,848
New Jersey Resources Corp.	985	38,632
Nicor Inc.	1,130	51,777
NiSource Inc.	6,795	118,233
Northwest Natural Gas Co.	696	33,025
Piedmont Natural Gas Co.	1,736	50,344
Sempra Energy	6,074	326,781
South Jersey Industries Inc.	777	38,438
Southern Union Co.	3,063	73,696
Southwest Gas Corp.	1,057	35,505
UGI Corp.	2,705	77,390
Vectren Corp.	2,027	52,438
WGL Holdings Inc.	1,194	45,109

		1,285,409

HAND & MACHINE TOOLS – 0.19%
Baldor Electric Co.	1,162	46,945
Kennametal Inc.	2,021	62,510
Lincoln Electric Holdings Inc.	1,028	59,439
Regal Beloit Corp.	1,003	58,866
Snap-on Inc.	1,441	67,021
Stanley Black & Decker Inc.	3,991	244,568

		539,349

HEALTH CARE – PRODUCTS – 3.42%
Abaxis Inc.(a)	575	13,283
Align Technology Inc.(a)(b)	1,679	32,875
American Medical Systems Holdings Inc.(a)	1,860	36,419
Baxter International Inc.	14,370	685,593
Beckman Coulter Inc.	1,736	84,699
Becton, Dickinson and Co.	5,669	420,073
Boston Scientific Corp.(a)	37,217	228,140
C.R. Bard Inc.	2,323	189,162
Cantel Medical Corp.	322	5,216
CareFusion Corp.(a)	5,468	135,825
CONMED Corp.(a)	808	18,107
Cooper Companies Inc. (The)	1,137	52,552
Cyberonics Inc.(a)	596	15,901
DENTSPLY International Inc.	3,610	115,412
Edwards Lifesciences Corp.(a)	2,799	187,673
Gen-Probe Inc.(a)	1,185	57,425
Haemonetics Corp.(a)	554	32,426
Hanger Orthopedic Group Inc.(a)	792	11,516
Henry Schein Inc.(a)	2,268	132,859
Hill-Rom Holdings Inc.	1,588	56,993
Hologic Inc.(a)	6,414	102,688
ICU Medical Inc.(a)	351	13,089
IDEXX Laboratories Inc.(a)	1,377	84,988
Immucor Inc.(a)	1,848	36,646
Intuitive Surgical Inc.(a)	973	276,079
Invacare Corp.	870	23,064
Johnson & Johnson	67,753	4,197,976
Kensey Nash Corp.(a)	312	9,014
Kinetic Concepts Inc.(a)	1,571	57,467
LCA-Vision Inc.(a)	549	3,058
Masimo Corp.	1,204	32,881
Medtronic Inc.	26,574	892,355
Meridian Bioscience Inc.	1,104	24,156

Security	Shares	Value
Merit Medical Systems Inc.(a)	675	$10,726
Natus Medical Inc.(a)	695	10,126
Osteotech Inc.(a)	537	3,469
Palomar Medical Technologies Inc.(a)	440	4,545
Patterson Companies Inc.	2,248	64,405
PSS World Medical Inc.(a)	1,428	30,531
ResMed Inc.(a)	3,705	121,561
St. Jude Medical Inc.(a)	8,019	315,467
Steris Corp.	1,424	47,305
Stryker Corp.	8,450	422,922
SurModics Inc.(a)	424	5,054
Symmetry Medical Inc.(a)	912	8,792
TECHNE Corp.	931	57,471
Thoratec Corp.(a)	1,424	52,660
Varian Medical Systems Inc.(a)	2,974	179,927
West Pharmaceutical Services Inc.	868	29,781
Zimmer Holdings Inc.(a)	5,018	262,592
Zoll Medical Corp.(a)	560	18,071

		9,911,015

HEALTH CARE – SERVICES – 1.25%
Aetna Inc.	10,360	327,480
Air Methods Corp.(a)	306	12,723
Almost Family Inc.(a)	168	4,978
Amedisys Inc.(a)	664	15,803
AMERIGROUP Corp.(a)	1,346	57,165
AmSurg Corp.(a)	790	13,809
Bio-Reference Laboratories Inc.(a)	577	12,036
Centene Corp.(a)	1,126	26,562
Community Health Systems Inc.(a)	2,296	71,107
Covance Inc.(a)	1,572	73,554
Coventry Health Care Inc.(a)	3,678	79,187
DaVita Inc.(a)	2,520	173,956
Ensign Group Inc. (The)	272	4,882
Genoptix Inc.(a)	392	5,566
Gentiva Health Services Inc.(a)	659	14,399
Health Management Associates Inc. Class A(a)	6,150	47,109
Health Net Inc.(a)	2,522	68,573
Healthways Inc.(a)	892	10,383
Humana Inc.(a)	4,095	205,733
IPC The Hospitalist Co. Inc.(a)	358	9,781
Kindred Healthcare Inc.(a)	1,082	14,088
Laboratory Corp. of America Holdings(a)	2,553	200,232
LHC Group Inc.(a)	415	9,624
LifePoint Hospitals Inc.(a)	1,399	49,049
Lincare Holdings Inc.	2,359	59,187
Magellan Health Services Inc.(a)	896	42,327
MedCath Corp.(a)	327	3,293
MEDNAX Inc.(a)	1,132	60,336
Molina Healthcare Inc.(a)	353	9,527
Psychiatric Solutions Inc.(a)	1,366	45,829
Quest Diagnostics Inc.	3,550	179,169
RehabCare Group Inc.(a)	598	12,092
Res-Care Inc.(a)	538	7,139
Tenet Healthcare Corp.(a)	11,032	52,071
UnitedHealth Group Inc.	27,665	971,318
Universal Health Services Inc. Class B	2,467	95,868
WellCare Health Plans Inc.(a)	1,098	31,798

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
WellPoint Inc.(a)	9,867	$558,867

		3,636,600

HOLDING COMPANIES – DIVERSIFIED – 0.04%
Leucadia National Corp.(a)	4,758	112,384

		112,384

HOME BUILDERS – 0.17%
D.R. Horton Inc.	6,771	75,294
KB Home	1,763	19,975
Lennar Corp. Class A	3,926	60,382
M.D.C. Holdings Inc.	886	25,721
M/I Homes Inc.(a)	339	3,515
Meritage Homes Corp.(a)	702	13,773
NVR Inc.(a)	141	91,302
Pulte Group Inc.(a)	7,982	69,922
Ryland Group Inc.	991	17,759
Skyline Corp.	204	4,133
Standard-Pacific Corp.(a)	2,319	9,206
Thor Industries Inc.	896	29,926
Toll Brothers Inc.(a)	3,461	65,828
Winnebago Industries Inc.(a)(b)	821	8,555

		495,291

HOME FURNISHINGS – 0.09%
Audiovox Corp. Class A(a)	474	3,242
DTS Inc.(a)	442	16,871
Ethan Allen Interiors Inc.	547	9,551
Harman International Industries Inc.(a)	1,743	58,234
La-Z-Boy Inc.(a)	1,436	12,120
Universal Electronics Inc.(a)	365	7,610
Whirlpool Corp.	1,848	149,614

		257,242

HOUSEHOLD PRODUCTS & WARES – 0.53%
American Greetings Corp. Class A	905	16,824
Avery Dennison Corp.	2,734	101,486
Blyth Inc.	168	6,928
Central Garden & Pet Co. Class A(a)	1,103	11,427
Church & Dwight Co. Inc.	1,771	115,009
Clorox Co. (The)	3,387	226,116
Fortune Brands Inc.	3,698	182,052
Fossil Inc.(a)	1,215	65,355
Helen of Troy Ltd.(a)(b)	769	19,448
Kid Brands Inc.(a)	310	2,666
Kimberly-Clark Corp.	10,046	653,492
Scotts Miracle-Gro Co. (The) Class A	1,160	60,007
Standard Register Co. (The)	361	1,054
Tupperware Brands Corp.	1,547	70,791
WD-40 Co.	438	16,653

		1,549,308

HOUSEWARES – 0.06%
National Presto Industries Inc.	116	12,351
Newell Rubbermaid Inc.	6,750	120,217

Security	Shares	Value
Toro Co. (The)	812	$45,659

		178,227

INSURANCE – 4.12%
ACE Ltd.	8,299	483,417
Aflac Inc.	11,628	601,284
Allstate Corp. (The)	13,277	418,889
American Financial Group Inc.	1,755	53,668
American International Group Inc.(a)(b)	3,351	131,024
American Physicians Capital Inc.	277	11,484
Amerisafe Inc.(a)	485	9,108
Aon Corp.	6,578	257,266
Arthur J. Gallagher & Co.	2,437	64,264
Assurant Inc.	2,657	108,140
Berkshire Hathaway Inc. Class B(a)	42,552	3,518,199
Brown & Brown Inc.	2,924	59,036
Chubb Corp.	7,707	439,222
CIGNA Corp.	6,611	236,542
Cincinnati Financial Corp.	4,088	117,939
Delphi Financial Group Inc. Class A	1,143	28,564
eHealth Inc.(a)	634	8,191
Employers Holdings Inc.	613	9,667
Everest Re Group Ltd.	1,414	122,269
Fidelity National Financial Inc. Class A	5,544	87,096
First American Financial Corp.	2,514	37,559
Genworth Financial Inc. Class A(a)	12,061	147,385
Hanover Insurance Group Inc. (The)	1,064	50,008
Hartford Financial Services Group Inc. (The)	10,943	251,142
HCC Insurance Holdings Inc.	2,717	70,887
Horace Mann Educators Corp.	1,133	20,145
Infinity Property and Casualty Corp.	366	17,850
Lincoln National Corp.	7,831	187,317
Loews Corp.	7,752	293,801
Marsh & McLennan Companies Inc.	13,401	323,232
Mercury General Corp.	928	37,927
MetLife Inc.	22,222	854,436
Navigators Group Inc. (The)(a)	350	15,620
Old Republic International Corp.	5,960	82,546
Presidential Life Corp.	552	5,410
Principal Financial Group Inc.	7,851	203,498
ProAssurance Corp.(a)	821	47,281
Progressive Corp. (The)	16,441	343,124
Protective Life Corp.	2,245	48,851
Prudential Financial Inc.	11,474	621,661
Reinsurance Group of America Inc.	1,812	87,501
RLI Corp.	434	24,573
Safety Insurance Group Inc.	431	18,111
Selective Insurance Group Inc.	1,429	23,278
StanCorp Financial Group Inc.	1,088	41,344
Stewart Information Services Corp.(b)	537	6,079
Torchmark Corp.	1,937	102,932
Tower Group Inc.	1,056	24,658
Transatlantic Holdings Inc.	1,595	81,058
Travelers Companies Inc. (The)	11,592	603,943
United Fire & Casualty Co.	535	11,347
Unitrin Inc.	1,326	32,341
Unum Group	8,121	179,880
W.R. Berkley Corp.	3,013	81,562

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
XL Group PLC	8,451	$183,049

		11,926,605

INTERNET – 2.79%
Akamai Technologies Inc.(a)	4,483	224,957
Amazon.com Inc.(a)	8,696	1,365,794
AOL Inc.(a)	2,726	67,468
Blue Coat Systems Inc.(a)	1,064	25,600
Blue Nile Inc.(a)(b)	353	15,705
comScore Inc.(a)	728	17,123
DealerTrack Holdings Inc.(a)	889	15,184
Digital River Inc.(a)	977	33,257
eBay Inc.(a)	28,543	696,449
Equinix Inc.(a)	1,110	113,608
eResearchTechnology Inc.(a)	1,100	8,228
Expedia Inc.	5,218	147,200
F5 Networks Inc.(a)	1,960	203,468
Google Inc. Class A(a)	6,115	3,215,206
InfoSpace Inc.(a)	712	6,166
j2 Global Communications Inc.(a)	1,064	25,313
Knot Inc. (The)(a)	708	6,464
Liquidity Services Inc.(a)	422	6,756
McAfee Inc.(a)	3,750	177,225
Netflix Inc.(a)	1,043	169,133
NutriSystem Inc.(b)	710	13,660
PCTEL Inc.(a)	589	3,616
Perficient Inc.(a)	778	7,111
Priceline.com Inc.(a)	1,176	409,648
Rackspace Hosting Inc.(a)	2,366	61,469
Sourcefire Inc.(a)	688	19,842
Stamps.com Inc.(a)	266	3,458
Symantec Corp.(a)	19,479	295,496
TIBCO Software Inc.(a)	4,112	72,947
United Online Inc.	2,253	12,887
ValueClick Inc.(a)	2,068	27,049
VeriSign Inc.(a)	4,227	134,165
Websense Inc.(a)	1,013	17,971
Yahoo! Inc.(a)	33,363	472,754

		8,092,377

INVESTMENT COMPANIES – 0.02%
Apollo Investment Corp.	4,896	50,086

		50,086

IRON & STEEL – 0.35%
AK Steel Holding Corp.	2,801	38,682
Allegheny Technologies Inc.	2,391	111,062
Carpenter Technology Corp.	1,021	34,418
Cliffs Natural Resources Inc.	3,357	214,579
Gibraltar Industries Inc.(a)	779	6,995
Nucor Corp.	7,836	299,335
Olympic Steel Inc.	233	5,357
Reliance Steel & Aluminum Co.	1,838	76,332
Steel Dynamics Inc.	5,368	75,743
United States Steel Corp.(b)	3,584	157,123

		1,019,626

Security	Shares	Value
LEISURE TIME – 0.27%
Arctic Cat Inc.(a)	321	$3,290
Brunswick Corp.	2,072	31,536
Callaway Golf Co.	1,798	12,586
Carnival Corp.	10,778	411,827
Harley-Davidson Inc.	5,853	166,459
Interval Leisure Group Inc.(a)	1,001	13,484
Life Time Fitness Inc.(a)(b)	1,004	39,628
Multimedia Games Inc.(a)	712	2,635
Nautilus Inc.(a)	873	1,161
Polaris Industries Inc.(b)	766	49,867
WMS Industries Inc.(a)	1,332	50,709

		783,182

LODGING – 0.28%
Boyd Gaming Corp.(a)	1,576	11,426
Marcus Corp.	589	6,980
Marriott International Inc. Class A	7,091	254,071
Monarch Casino & Resort Inc.(a)	260	2,915
Starwood Hotels & Resorts Worldwide Inc.	4,648	244,252
Wyndham Worldwide Corp.	4,373	120,126
Wynn Resorts Ltd.	1,864	161,739

		801,509

MACHINERY – 1.30%
AGCO Corp.(a)	2,231	87,031
Albany International Corp. Class A	579	10,955
Applied Industrial Technologies Inc.	933	28,550
Astec Industries Inc.(a)	460	13,124
Briggs & Stratton Corp.	1,367	25,987
Bucyrus International Inc. Class A	1,989	137,937
Cascade Corp.	261	8,300
Caterpillar Inc.	15,529	1,221,822
Cognex Corp.	895	24,004
Cummins Inc.	4,895	443,389
Deere & Co.	10,472	730,736
Flowserve Corp.	1,400	153,188
Gardner Denver Inc.	1,267	68,013
Gerber Scientific Inc.(a)	670	4,134
Graco Inc.	1,554	49,308
IDEX Corp.	2,041	72,476
Intermec Inc.(a)	1,235	15,141
Intevac Inc.(a)	550	5,505
Joy Global Inc.	2,525	177,558
Lindsay Corp.	317	13,732
Nordson Corp.	813	59,910
Robbins & Myers Inc.	823	22,040
Rockwell Automation Inc.	3,554	219,388
Terex Corp.(a)	2,675	61,311
Wabtec Corp.	1,145	54,720
Zebra Technologies Corp. Class A(a)	1,413	47,533

		3,755,792

MANUFACTURING – 3.70%
3M Co.	17,525	1,519,593
A.O. Smith Corp.	555	32,129

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
Actuant Corp. Class A	1,775	$40,754
Acuity Brands Inc.	1,023	45,258
AptarGroup Inc.	1,648	75,264
AZZ Inc.	320	13,709
Barnes Group Inc.	957	16,834
Brink’s Co. (The)	1,195	27,485
Carlisle Companies Inc.	1,577	47,231
Ceradyne Inc.(a)	672	15,691
CLARCOR Inc.	1,205	46,549
Crane Co.	1,147	43,517
Danaher Corp.	13,073	530,895
Donaldson Co. Inc.	1,961	92,422
Dover Corp.	4,592	239,748
Eastman Kodak Co.(a)(b)	6,319	26,540
Eaton Corp.	4,106	338,704
EnPro Industries Inc.(a)(b)	552	17,267
ESCO Technologies Inc.	670	22,284
Federal Signal Corp.	1,320	7,115
General Electric Co.	262,978	4,273,392
Griffon Corp.(a)	916	11,166
Harsco Corp.	1,968	48,373
Honeywell International Inc.	18,915	831,125
Illinois Tool Works Inc.	12,471	586,386
ITT Corp.	4,563	213,685
Lancaster Colony Corp.	447	21,233
Leggett & Platt Inc.	3,536	80,479
LSB Industries Inc.(a)	435	8,078
Lydall Inc.(a)	361	2,657
Matthews International Corp. Class A	753	26,626
Myers Industries Inc.	809	6,949
Pall Corp.	2,908	121,089
Parker Hannifin Corp.	3,987	279,329
Pentair Inc.	2,408	80,981
Roper Industries Inc.	2,266	147,698
SPX Corp.	1,236	78,214
Standex International Corp.	320	7,741
Sturm, Ruger & Co. Inc.(b)	337	4,597
Teleflex Inc.	1,017	57,745
Textron Inc.	6,746	138,698
Tredegar Corp.	568	10,781
Trinity Industries Inc.	2,048	45,609
Tyco International Ltd.	12,190	447,739

		10,729,359

MEDIA – 2.58%
CBS Corp. Class B NVS	16,905	268,113
Comcast Corp. Class A	69,054	1,248,496
DG FastChannel Inc.(a)	600	13,050
DIRECTV Class A(a)	21,328	887,885
Discovery Communications Inc. Series A(a)	7,008	305,199
Dolan Co. (The)(a)	642	7,300
E.W. Scripps Co. (The) Class A(a)	791	6,233
Gannett Co. Inc.	5,768	70,543
John Wiley & Sons Inc. Class A	1,028	42,004
McGraw-Hill Companies Inc. (The)	7,617	251,818
Meredith Corp.	849	28,280
New York Times Co. (The) Class A(a)	3,053	23,630
News Corp. Class A NVS	56,368	736,166
Scholastic Corp.	593	16,497

Security	Shares	Value
Scripps Networks Interactive Inc. Class A	2,190	$104,200
Time Warner Cable Inc.	8,765	473,222
Time Warner Inc.	27,671	848,116
Viacom Inc. Class B NVS	15,063	545,130
Walt Disney Co. (The)	47,055	1,557,991
Washington Post Co. (The) Class B	143	57,116

		7,490,989

METAL FABRICATE & HARDWARE – 0.24%
A.M. Castle & Co.(a)	320	4,240
CIRCOR International Inc.	432	13,651
Commercial Metals Co.	2,842	41,181
Kaydon Corp.	814	28,164
Lawson Products Inc.	125	1,909
Mueller Industries Inc.	1,006	26,649
Precision Castparts Corp.	3,485	443,815
Timken Co. (The)	1,908	73,191
Valmont Industries Inc.	511	36,996
Worthington Industries Inc.	1,525	22,921

		692,717

MINING – 0.79%
Alcoa Inc.	25,261	305,911
AMCOL International Corp.	575	15,059
Brush Engineered Materials Inc.(a)	537	15,272
Century Aluminum Co.(a)	1,389	18,293
Freeport-McMoRan Copper & Gold Inc.	11,608	991,207
Kaiser Aluminum Corp.	361	15,447
Newmont Mining Corp.	12,139	762,451
RTI International Metals Inc.(a)	775	23,731
Titanium Metals Corp.(a)	1,951	38,942
Vulcan Materials Co.(b)	3,157	116,556

		2,302,869

MISCELLANEOUS – MANUFACTURING – 0.00%
John Bean Technologies Corp.	696	11,213

		11,213

OFFICE & BUSINESS EQUIPMENT – 0.16%
Pitney Bowes Inc.	5,096	108,952
Xerox Corp.	34,339	355,409

		464,361

OFFICE FURNISHINGS – 0.03%
Herman Miller Inc.	1,432	28,182
HNI Corp.	1,067	30,687
Interface Inc. Class A	1,367	19,452

		78,321

OIL & GAS – 8.05%
Anadarko Petroleum Corp.	12,165	694,013
Apache Corp.	8,926	872,606
Atwood Oceanics Inc.(a)	1,415	43,087
Bill Barrett Corp.(a)	991	35,676

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
Cabot Oil & Gas Corp.	2,565	$77,232
Chesapeake Energy Corp.	15,974	361,811
Chevron Corp.	49,457	4,008,490
Cimarex Energy Co.	2,067	136,794
Comstock Resources Inc.(a)	1,163	26,156
ConocoPhillips	36,492	2,095,736
Denbury Resources Inc.(a)	9,735	154,689
Devon Energy Corp.	10,692	692,200
Diamond Offshore Drilling Inc.	1,731	117,310
EOG Resources Inc.	6,238	579,947
EQT Corp.	3,545	127,833
Exxon Mobil Corp.	125,240	7,738,579
Forest Oil Corp.(a)	2,765	82,120
Frontier Oil Corp.	2,582	34,599
Helmerich & Payne Inc.	2,595	104,994
Hess Corp.	7,132	421,644
Holly Corp.	1,038	29,842
Marathon Oil Corp.	17,528	580,177
Mariner Energy Inc.(a)	2,645	64,088
Murphy Oil Corp.	4,767	295,173
Nabors Industries Ltd.(a)	7,000	126,420
Newfield Exploration Co.(a)	3,302	189,667
Noble Energy Inc.	4,278	321,235
Occidental Petroleum Corp.	20,012	1,566,940
Patterson-UTI Energy Inc.	3,724	63,606
Penn Virginia Corp.	1,053	16,890
Petroleum Development Corp.(a)	439	12,116
PetroQuest Energy Inc.(a)	1,143	6,961
Pioneer Drilling Co.(a)	1,325	8,453
Pioneer Natural Resources Co.	2,899	188,522
Plains Exploration & Production Co.(a)	3,459	92,251
Pride International Inc.(a)	4,334	127,550
QEP Resources Inc.	4,331	130,536
Quicksilver Resources Inc.(a)	2,914	36,716
Range Resources Corp.	3,882	148,021
Rowan Companies Inc.(a)	2,869	87,103
Seahawk Drilling Inc.(a)	285	2,411
SM Energy Co.	1,583	59,299
Southwestern Energy Co.(a)	8,548	285,845
Stone Energy Corp.(a)	1,140	16,792
Sunoco Inc.	2,944	107,456
Swift Energy Co.(a)	990	27,799
Tesoro Corp.	3,619	48,350
Unit Corp.(a)	972	36,246
Valero Energy Corp.	14,079	246,523

		23,328,504

OIL & GAS SERVICES – 1.63%
Baker Hughes Inc.	10,569	450,240
Basic Energy Services Inc.(a)	585	4,984
Cameron International Corp.(a)	5,919	254,280
CARBO Ceramics Inc.	445	36,045
Dril-Quip Inc.(a)	757	47,017
Exterran Holdings Inc.(a)	1,510	34,292
FMC Technologies Inc.(a)	2,933	200,295
Gulf Island Fabrication Inc.	305	5,551
Halliburton Co.	22,332	738,519
Helix Energy Solutions Group Inc.(a)	2,163	24,096
Hornbeck Offshore Services Inc.(a)	657	12,805

Security	Shares	Value
ION Geophysical Corp.(a)	2,764	$14,207
Lufkin Industries Inc.	698	30,642
Matrix Service Co.(a)	598	5,233
National Oilwell Varco Inc.	10,358	460,620
Oceaneering International Inc.(a)	1,380	74,327
Oil States International Inc.(a)	1,245	57,955
Schlumberger Ltd.	33,614	2,070,959
SEACOR Holdings Inc.(a)	482	41,047
Superior Energy Services Inc.(a)	1,928	51,458
Tetra Technologies Inc.(a)	1,822	18,584
Tidewater Inc.	1,288	57,715
World Fuel Services Corp.	1,410	36,674

		4,727,545

PACKAGING & CONTAINERS – 0.26%
Ball Corp.	2,244	132,059
Bemis Co. Inc.	2,625	83,344
Greif Inc. Class A	825	48,543
Owens-Illinois Inc.(a)	4,013	112,605
Packaging Corp. of America	2,514	58,249
Pactiv Corp.(a)	3,263	107,614
Sealed Air Corp.	3,900	87,672
Silgan Holdings Inc.	1,334	42,288
Sonoco Products Co.	2,408	80,523

		752,897

PHARMACEUTICALS – 5.21%
Abbott Laboratories	37,910	1,980,418
Allergan Inc.	7,613	506,493
AmerisourceBergen Corp.	6,932	212,535
Bristol-Myers Squibb Co.	42,108	1,141,548
Cardinal Health Inc.	8,595	283,979
Catalyst Health Solutions Inc.(a)	897	31,583
Cephalon Inc.(a)	1,868	116,638
Cubist Pharmaceuticals Inc.(a)	1,494	34,945
Eli Lilly and Co.	25,032	914,419
Emergent BioSolutions Inc.(a)	412	7,111
Endo Pharmaceuticals Holdings Inc.(a)	2,910	96,728
Express Scripts Inc.(a)	13,351	650,194
Forest Laboratories Inc.(a)	7,043	217,840
Gilead Sciences Inc.(a)	20,701	737,163
Hi-Tech Pharmacal Co. Inc.(a)	233	4,716
Hospira Inc.(a)	4,057	231,290
King Pharmaceuticals Inc.(a)	6,305	62,798
Mannatech Inc.(a)	427	875
Mead Johnson Nutrition Co. Class A	5,095	289,956
Medco Health Solutions Inc.(a)	10,696	556,834
Medicis Pharmaceutical Corp. Class A	1,449	42,963
Merck & Co. Inc.	75,706	2,786,738
Mylan Inc.(a)	7,579	142,561
NBTY Inc.(a)	1,575	86,593
Neogen Corp.(a)	573	19,396
Omnicare Inc.	2,968	70,876
Par Pharmaceutical Companies Inc.(a)	927	26,957
Perrigo Co.	2,038	130,880
PetMed Express Inc.	596	10,430
Pfizer Inc.	197,728	3,394,990
PharMerica Corp.(a)	706	6,728

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
Salix Pharmaceuticals Ltd.(a)	1,421	$56,442
United Therapeutics Corp.(a)	1,156	64,748
VCA Antech Inc.(a)	2,143	45,196
ViroPharma Inc.(a)	2,185	32,578
Watson Pharmaceuticals Inc.(a)	2,620	110,852

		15,106,991

PIPELINES – 0.36%
El Paso Corp.	17,569	217,504
ONEOK Inc.	2,649	119,311
Questar Corp.	4,331	75,922
Spectra Energy Corp.	16,007	360,958
Williams Companies Inc. (The)	14,523	277,535

		1,051,230

REAL ESTATE – 0.08%
CB Richard Ellis Group Inc. Class A(a)	7,162	130,922
Forestar Group Inc.(a)	927	15,805
Jones Lang LaSalle Inc.	1,064	91,791

		238,518

REAL ESTATE INVESTMENT TRUSTS – 2.08%
Acadia Realty Trust	869	16,511
Alexandria Real Estate Equities Inc.	1,347	94,290
AMB Property Corp.	4,269	113,000
Apartment Investment and Management Co. Class A	2,770	59,223
AvalonBay Communities Inc.	2,046	212,641
BioMed Realty Trust Inc.	2,886	51,717
Boston Properties Inc.	3,460	287,595
BRE Properties Inc. Class A	1,532	63,578
Camden Property Trust	1,578	75,697
Cedar Shopping Centers Inc.	1,134	6,895
Colonial Properties Trust	1,615	26,147
Corporate Office Properties Trust	1,451	54,137
Cousins Properties Inc.	2,683	19,157
DiamondRock Hospitality Co.(a)	3,965	37,628
Duke Realty Corp.	6,100	70,699
EastGroup Properties Inc.	654	24,447
Entertainment Properties Trust	1,176	50,780
Equity One Inc.	919	15,513
Equity Residential	7,012	333,561
Essex Property Trust Inc.	742	81,204
Extra Space Storage Inc.	2,160	34,646
Federal Realty Investment Trust	1,514	123,633
Franklin Street Properties Corp.	1,512	18,779
HCP Inc.	7,654	275,391
Health Care REIT Inc.	3,278	155,180
Healthcare Realty Trust Inc.	1,512	35,366
Highwoods Properties Inc.	1,885	61,206
Home Properties Inc.	928	49,091
Hospitality Properties Trust	3,080	68,776
Host Hotels & Resorts Inc.(b)	16,258	235,416
Inland Real Estate Corp.	1,618	13,446
Kilroy Realty Corp.	1,264	41,889
Kimco Realty Corp.	10,118	159,358
Kite Realty Group Trust	1,863	8,272
LaSalle Hotel Properties	1,810	42,336

Security	Shares	Value
Lexington Realty Trust(b)	2,480	$17,757
Liberty Property Trust(b)	2,823	90,054
LTC Properties Inc.(b)	548	13,985
Macerich Co. (The)	3,163	135,851
Mack-Cali Realty Corp.	1,960	64,112
Medical Properties Trust Inc.	2,631	26,678
Mid-America Apartment Communities Inc.(b)	755	44,001
National Retail Properties Inc.	2,039	51,199
Nationwide Health Properties Inc.	3,026	117,015
Omega Healthcare Investors Inc.	2,422	54,374
Parkway Properties Inc.	625	9,250
Pennsylvania Real Estate Investment Trust	1,416	16,794
Post Properties Inc.	1,116	31,159
ProLogis	11,889	140,052
PS Business Parks Inc.	430	24,325
Public Storage	3,448	334,594
Realty Income Corp.(b)	2,645	89,189
Regency Centers Corp.	2,001	78,979
Senior Housing Properties Trust(b)	3,210	75,435
Simon Property Group Inc.	7,182	666,059
SL Green Realty Corp.	1,891	119,757
Sovran Self Storage Inc.	736	27,894
Tanger Factory Outlet Centers Inc.	1,017	47,941
UDR Inc.	4,399	92,907
Universal Health Realty Income Trust	301	10,357
Urstadt Biddle Properties Inc. Class A	560	10,125
Ventas Inc.(b)	3,864	199,266
Vornado Realty Trust	4,011	343,061
Weingarten Realty Investors	2,979	65,002

		6,014,377

RETAIL – 6.23%
99 Cents Only Stores(a)	1,008	19,031
Abercrombie & Fitch Co. Class A	2,157	84,813
Advance Auto Parts Inc.	2,037	119,531
Aeropostale Inc.(a)	2,253	52,382
American Eagle Outfitters Inc.	5,058	75,668
AnnTaylor Stores Corp.(a)	1,550	31,372
AutoNation Inc.(a)	1,595	37,084
AutoZone Inc.(a)	700	160,237
Barnes & Noble Inc.(b)	1,069	17,329
Bed Bath & Beyond Inc.(a)	6,484	281,470
Best Buy Co. Inc.	8,512	347,545
Big 5 Sporting Goods Corp.	584	7,837
Big Lots Inc.(a)	1,900	63,175
Biglari Holdings Inc.(a)	39	12,817
BJ’s Restaurants Inc.(a)	529	14,897
BJ’s Wholesale Club Inc.(a)	1,249	51,834
Bob Evans Farms Inc.	728	20,435
Brinker International Inc.	2,596	48,961
Brown Shoe Co. Inc.	1,102	12,640
Buckle Inc. (The)(b)	687	18,233
Buffalo Wild Wings Inc.(a)	422	20,210
Burger King Holdings Inc.	2,296	54,828
Cabela’s Inc.(a)(b)	1,030	19,549
California Pizza Kitchen Inc.(a)	728	12,420
CarMax Inc.(a)	5,495	153,091
Casey’s General Stores Inc.	1,021	42,627
Cash America International Inc.	787	27,545

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
Cato Corp. (The) Class A	815	$21,809
CEC Entertainment Inc.(a)	504	17,302
Cheesecake Factory Inc. (The)(a)	1,438	38,064
Chico’s FAS Inc.	4,299	45,225
Children’s Place Retail Stores Inc. (The)(a)	733	35,748
Chipotle Mexican Grill Inc.(a)	772	132,784
Christopher & Banks Corp.	931	7,364
Coldwater Creek Inc.(a)	1,532	8,074
Collective Brands Inc.(a)	1,522	24,565
Copart Inc.(a)	1,724	56,840
Costco Wholesale Corp.	10,772	694,686
Cracker Barrel Old Country Store Inc.	614	31,167
CVS Caremark Corp.	33,421	1,051,759
Darden Restaurants Inc.	3,458	147,933
Dick’s Sporting Goods Inc.(a)	2,229	62,501
DineEquity Inc.(a)(b)	329	14,798
Dollar Tree Inc.(a)	3,061	149,254
Dress Barn Inc.(a)	1,464	34,770
EZCORP Inc.(a)	1,222	24,489
Family Dollar Stores Inc.	3,250	143,520
Finish Line Inc. (The) Class A	1,357	18,876
First Cash Financial Services Inc.(a)	700	19,425
Foot Locker Inc.	4,048	58,817
Fred’s Inc. Class A	1,046	12,343
GameStop Corp. Class A(a)(b)	3,594	70,838
Gap Inc. (The)	10,706	199,560
Genesco Inc.(a)	544	16,255
Group 1 Automotive Inc.(a)	582	17,390
Haverty Furniture Companies Inc.	340	3,709
Hibbett Sports Inc.(a)	631	15,743
Home Depot Inc. (The)	40,973	1,298,025
Hot Topic Inc.	1,220	7,308
HSN Inc.(a)	1,001	29,930
J. Crew Group Inc.(a)	1,577	53,019
J.C. Penney Co. Inc.	5,778	157,046
Jack in the Box Inc.(a)	1,381	29,609
Jo-Ann Stores Inc.(a)	616	27,443
Jos. A. Bank Clothiers Inc.(a)	630	26,844
Kirkland’s Inc.(a)	307	4,255
Kohl’s Corp.(a)	7,562	398,366
Landry’s Restaurants Inc.(a)	266	6,514
Limited Brands Inc.	6,598	176,694
Lithia Motors Inc. Class A	375	3,596
Lowe’s Companies Inc.	34,512	769,273
Lumber Liquidators Holdings Inc.(a)	392	9,631
Macy’s Inc.	10,517	242,838
MarineMax Inc.(a)	430	3,027
McDonald’s Corp.	26,184	1,950,970
Men’s Wearhouse Inc. (The)	1,377	32,759
Movado Group Inc.(a)	541	5,886
MSC Industrial Direct Co. Inc. Class A	1,114	60,201
Nordstrom Inc.	4,171	155,161
O’Charley’s Inc.(a)	553	3,976
O’Reilly Automotive Inc.(a)	3,443	183,168
Office Depot Inc.(a)	7,149	32,885
OfficeMax Inc.(a)	1,906	24,950
P.F. Chang’s China Bistro Inc.(b)	533	24,625
Panera Bread Co. Class A(a)	811	71,863
Papa John’s International Inc.(a)	586	15,459
Pep Boys - Manny, Moe & Jack (The)	1,356	14,346

Security	Shares	Value
PetSmart Inc.	2,840	$99,400
RadioShack Corp.	3,120	66,550
Red Robin Gourmet Burgers Inc.(a)	431	8,452
Regis Corp.	1,494	28,580
Ross Stores Inc.	2,941	160,637
Ruby Tuesday Inc.(a)	1,483	17,603
Ruth’s Hospitality Group Inc.(a)	375	1,504
Saks Inc.(a)(b)	4,110	35,346
School Specialty Inc.(a)	333	4,332
Sears Holdings Corp.(a)(b)	1,113	80,292
Sonic Automotive Inc.(a)	814	8,002
Sonic Corp.(a)	1,601	12,936
Stage Stores Inc.	1,099	14,287
Staples Inc.	18,027	377,125
Starbucks Corp.	18,189	465,275
Stein Mart Inc.(a)	692	6,110
Target Corp.	17,753	948,720
Texas Roadhouse Inc.(a)	1,380	19,403
Tiffany & Co.	3,075	144,494
TJX Companies Inc. (The)	9,922	442,819
Tractor Supply Co.	1,770	70,198
Tuesday Morning Corp.(a)	696	3,320
Under Armour Inc. Class A(a)	934	42,067
Urban Outfitters Inc.(a)	3,234	101,677
Wal-Mart Stores Inc.	49,201	2,633,238
Walgreen Co.	24,041	805,374
Wendy’s/Arby’s Group Inc. Class A	8,680	39,320
Williams-Sonoma Inc.	2,614	82,864
Yum! Brands Inc.	11,422	526,097
Zale Corp.(a)(b)	911	1,913
Zumiez Inc.(a)	468	9,903

		18,060,674

SAVINGS & LOANS – 0.22%
Astoria Financial Corp.	1,928	26,279
Brookline Bancorp Inc.	1,599	15,958
Dime Community Bancshares Inc.	701	9,709
First Niagara Financial Group Inc.	5,027	58,565
Hudson City Bancorp Inc.	13,027	159,711
New York Community Bancorp Inc.	10,729	174,346
NewAlliance Bancshares Inc.	2,744	34,629
People’s United Financial Inc.	8,882	116,265
Washington Federal Inc.	2,678	40,866

		636,328

SEMICONDUCTORS – 2.53%
Actel Corp.(a)	669	10,671
Advanced Micro Devices Inc.(a)(b)	13,737	97,670
Altera Corp.	7,596	229,095
Analog Devices Inc.	7,266	228,007
Applied Materials Inc.	32,944	384,786
Atmel Corp.(a)	10,920	86,923
ATMI Inc.(a)	760	11,294
Broadcom Corp. Class A	11,079	392,086
Brooks Automation Inc.(a)	1,841	12,353
Cabot Microelectronics Corp.(a)	526	16,927
Cohu Inc.	554	6,975
Cree Inc.(a)(b)	2,697	146,420

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
Cypress Semiconductor Corp.(a)	3,806	$47,879
Diodes Inc.(a)	765	13,074
DSP Group Inc.(a)	714	4,998
Exar Corp.(a)	1,331	7,973
Fairchild Semiconductor International Inc.(a)	3,130	29,422
Hittite Microwave Corp.(a)	481	22,920
Integrated Device Technology Inc.(a)	4,299	25,149
Intel Corp.	136,969	2,633,914
International Rectifier Corp.(a)	1,861	39,248
Intersil Corp. Class A	3,142	36,730
KLA-Tencor Corp.	4,058	142,963
Kopin Corp.(a)	1,724	6,120
Kulicke and Soffa Industries Inc.(a)	2,052	12,702
Lam Research Corp.(a)	3,135	131,200
Linear Technology Corp.	5,554	170,674
LSI Corp.(a)	16,090	73,370
MEMC Electronic Materials Inc.(a)	5,596	66,704
Micrel Inc.	913	9,002
Microchip Technology Inc.	4,553	143,192
Micron Technology Inc.(a)	21,187	152,758
Microsemi Corp.(a)	1,915	32,842
MKS Instruments Inc.(a)	1,144	20,569
Monolithic Power Systems Inc.(a)	912	14,893
National Semiconductor Corp.	5,835	74,513
Novellus Systems Inc.(a)	2,372	63,048
NVIDIA Corp.(a)	14,326	167,328
Pericom Semiconductor Corp.(a)	809	7,030
QLogic Corp.(a)	2,856	50,380
Rovi Corp.(a)	2,528	127,436
Rudolph Technologies Inc.(a)	587	4,878
Semtech Corp.(a)	1,432	28,912
Silicon Laboratories Inc.(a)	1,176	43,100
Skyworks Solutions Inc.(a)	4,257	88,035
Standard Microsystems Corp.(a)	537	12,249
Supertex Inc.(a)	347	7,676
Teradyne Inc.(a)	4,499	50,119
Tessera Technologies Inc.(a)	1,233	22,811
Texas Instruments Inc.	29,396	797,807
TriQuint Semiconductor Inc.(a)	3,662	35,155
Ultratech Inc.(a)	595	10,175
Varian Semiconductor Equipment Associates Inc.(a)	1,825	52,524
Veeco Instruments Inc.(a)	971	33,859
Volterra Semiconductor Corp.(a)	663	14,268
Xilinx Inc.	6,389	170,011

		7,322,817

SOFTWARE – 4.15%
ACI Worldwide Inc.(a)	921	20,621
Acxiom Corp.(a)	2,027	32,148
Adobe Systems Inc.(a)	12,947	338,564
Advent Software Inc.(a)	357	18,632
Allscripts Healthcare Solutions Inc.(a)	4,047	74,748
ANSYS Inc.(a)	2,196	92,781
Autodesk Inc.(a)	5,496	175,707
Automatic Data Processing Inc.	12,073	507,428
Avid Technology Inc.(a)(b)	698	9,151
Blackbaud Inc.	1,145	27,526
BMC Software Inc.(a)	4,387	177,586
Broadridge Financial Solutions Inc.	3,030	69,296

Security	Shares	Value
CA Inc.	9,604	$202,836
Cerner Corp.(a)	1,690	141,943
Citrix Systems Inc.(a)	4,538	309,673
CommVault Systems Inc.(a)	1,064	27,696
Computer Programs and Systems Inc.	243	10,345
Compuware Corp.(a)	5,435	46,361
Concur Technologies Inc.(a)	1,019	50,379
CSG Systems International Inc.(a)	769	14,019
Digi International Inc.(a)	589	5,590
Dun & Bradstreet Corp. (The)	1,209	89,635
Ebix Inc.(a)(b)	681	15,969
Electronic Arts Inc.(a)	8,157	134,020
Epicor Software Corp.(a)	1,348	11,728
EPIQ Systems Inc.	692	8,484
Fair Isaac Corp.	1,135	27,989
Fidelity National Information Services Inc.	6,303	171,000
Fiserv Inc.(a)	3,720	200,210
Global Payments Inc.	2,025	86,852
Informatica Corp.(a)	2,265	86,999
Interactive Intelligence Inc.(a)	314	5,526
Intuit Inc.(a)	6,904	302,464
JDA Software Group Inc.(a)	930	23,585
ManTech International Corp. Class A(a)	566	22,414
Microsoft Corp.	187,313	4,587,295
MicroStrategy Inc. Class A(a)	227	19,660
MSCI Inc. Class A(a)	2,841	94,350
Novell Inc.(a)	8,891	53,079
Omnicell Inc.(a)	900	11,772
Oracle Corp.	95,205	2,556,254
Parametric Technology Corp.(a)	2,931	57,272
Paychex Inc.	7,820	214,972
Phoenix Technologies Ltd.(a)	713	2,781
Progress Software Corp.(a)	940	31,114
Quality Systems Inc.(b)	426	28,248
Quest Software Inc.(a)	1,555	38,237
Red Hat Inc.(a)	4,640	190,240
Salesforce.com Inc.(a)	2,890	323,102
SEI Investments Co.	3,270	66,512
Smith Micro Software Inc.(a)	582	5,785
Solera Holdings Inc.	1,744	77,015
SYNNEX Corp.(a)	440	12,382
Take-Two Interactive Software Inc.(a)	1,864	18,901
Taleo Corp. Class A(a)	1,004	29,106
THQ Inc.(a)	1,791	7,200
Total System Services Inc.	3,855	58,750

		12,023,932

STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)	827	12,686

		12,686

TELECOMMUNICATIONS – 5.46%
ADC Telecommunications Inc.(a)	2,391	30,294
ADTRAN Inc.	1,462	51,609
American Tower Corp. Class A(a)	9,910	507,987
Anixter International Inc.(a)	760	41,032
Applied Signal Technology Inc.	312	7,763
ARRIS Group Inc.(a)	2,986	29,173

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
AT&T Inc.	145,348	$4,156,953
Black Box Corp.	469	15,036
Cbeyond Inc.(a)	647	8,301
CenturyLink Inc.	7,423	292,912
Ciena Corp.(a)(b)	2,355	36,667
Cincinnati Bell Inc.(a)	5,109	13,641
Cisco Systems Inc.(a)	140,487	3,076,665
CommScope Inc.(a)	2,364	56,121
Comtech Telecommunications Corp.(a)	665	18,188
Corning Inc.	38,485	703,506
EMS Technologies Inc.(a)	396	7,378
Frontier Communications Corp.	24,286	198,417
General Communication Inc. Class A(a)	1,219	12,153
Harmonic Inc.(a)	2,698	18,562
Harris Corp.	3,156	139,779
JDS Uniphase Corp.(a)	5,775	71,552
Juniper Networks Inc.(a)	12,804	388,601
MetroPCS Communications Inc.(a)	6,427	67,226
Motorola Inc.(a)	57,165	487,617
NETGEAR Inc.(a)	892	24,093
Network Equipment Technologies Inc.(a)(b)	713	2,460
NeuStar Inc. Class A(a)	1,709	42,486
Neutral Tandem Inc.(a)	799	9,548
Newport Corp.(a)	1,026	11,635
Novatel Wireless Inc.(a)	783	6,170
NTELOS Holdings Corp.	773	13,079
Plantronics Inc.	1,162	39,252
Polycom Inc.(a)	2,170	59,198
QUALCOMM Inc.	39,491	1,781,834
Qwest Communications International Inc.	43,041	269,867
RF Micro Devices Inc.(a)	6,357	39,032
Sprint Nextel Corp.(a)	73,302	339,388
Symmetricom Inc.(a)	1,331	7,613
Syniverse Holdings Inc.(a)	1,677	38,018
Tekelec(a)	1,683	21,812
Telephone and Data Systems Inc.	2,318	76,030
Tellabs Inc.	9,267	69,039
Tollgrade Communications Inc.(a)	318	2,331
tw telecom inc.(a)	3,900	72,423
USA Mobility Inc.	569	9,121
Verizon Communications Inc.	69,461	2,263,734
ViaSat Inc.(a)	959	39,425
Windstream Corp.	11,923	146,534

		15,821,255

TEXTILES – 0.07%
Cintas Corp.	3,285	90,502
G&K Services Inc. Class A	418	9,555
Mohawk Industries Inc.(a)	1,390	74,087
UniFirst Corp.	357	15,762

		189,906

TOYS, GAMES & HOBBIES – 0.13%
Hasbro Inc.	3,458	153,916
JAKKS Pacific Inc.(a)	691	12,189
Mattel Inc.	8,725	204,689
RC2 Corp.(a)	534	11,187

		381,981

Security	Shares	Value
TRANSPORTATION – 1.90%
Alexander & Baldwin Inc.	1,018	$35,467
Arkansas Best Corp.	674	16,331
Bristow Group Inc.(a)	903	32,580
C.H. Robinson Worldwide Inc.	4,115	287,721
Con-way Inc.	1,425	44,161
CSX Corp.	9,286	513,701
Expeditors International of Washington Inc.	5,216	241,136
FedEx Corp.	7,738	661,599
Forward Air Corp.	808	21,008
Heartland Express Inc.	1,221	18,156
Hub Group Inc. Class A(a)	1,028	30,079
J.B. Hunt Transport Services Inc.	2,178	75,577
Kansas City Southern Industries Inc.(a)	2,513	94,011
Kirby Corp.(a)	1,359	54,442
Knight Transportation Inc.	1,557	30,097
Landstar System Inc.	1,238	47,812
Norfolk Southern Corp.	9,135	543,624
Old Dominion Freight Line Inc.(a)	963	24,479
Overseas Shipholding Group Inc.	649	22,274
Ryder System Inc.	1,361	58,210
Union Pacific Corp.	12,244	1,001,559
United Parcel Service Inc. Class B	24,360	1,624,568
Werner Enterprises Inc.	994	20,367

		5,498,959

TRUCKING & LEASING – 0.01%
GATX Corp.	1,176	34,480

		34,480

WATER – 0.03%
American States Water Co.	440	15,743
Aqua America Inc.	3,387	69,095

		84,838

TOTAL COMMON STOCKS
(Cost: $316,610,791)		289,286,626

SHORT-TERM INVESTMENTS – 1.15%

MONEY MARKET FUNDS – 1.15%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(c)(d)(e)	2,511,995	2,511,995
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(c)(d)(e)	509,156	509,156

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iShares S&P 1500 Index Fund

September 30, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(c)(d)	314,119	$314,119

		3,335,270

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,335,270)		3,335,270

TOTAL INVESTMENTS IN SECURITIES – 100.96%
(Cost: $319,946,061)		292,621,896

Other Assets, Less Liabilities – (0.96)%		(2,794,772)

NET ASSETS – 100.00%		$289,827,124

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares Nasdaq Biotechnology Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.91%

BIOTECHNOLOGY – 50.72%
Acorda Therapeutics Inc.(a)(b)	275,446	$9,095,227
Affymax Inc.(a)	211,807	1,260,252
Affymetrix Inc.(a)	463,432	2,113,250
Alexion Pharmaceuticals Inc.(a)	679,396	43,725,927
AMAG Pharmaceuticals Inc.(a)	156,375	2,691,214
Amgen Inc.(a)	2,173,965	119,807,212
Arena Pharmaceuticals Inc.(a)(b)	674,819	1,059,466
ARIAD Pharmaceuticals Inc.(a)	791,176	3,022,292
ArQule Inc.(a)	232,437	1,197,051
BioCryst Pharmaceuticals Inc.(a)(b)	314,446	1,553,363
Biogen Idec Inc.(a)	673,581	37,801,366
BioMimetic Therapeutics Inc.(a)	197,028	2,246,119
Celera Corp.(a)	585,992	3,949,586
Celgene Corp.(a)	1,447,729	83,403,668
China Biologic Products Inc.(a)(b)	119,176	1,177,459
Crucell NV SP ADR(a)	110,166	3,664,121
Curis Inc.(a)	544,949	746,580
Cytokinetics Inc.(a)	466,654	1,231,967
Cytori Therapeutics Inc.(a)(b)	328,110	1,604,458
Enzon Pharmaceuticals Inc.(a)(b)	569,823	6,410,509
Exelixis Inc.(a)	1,044,934	4,096,141
Genomic Health Inc.(a)(b)	221,429	2,958,291
Genzyme Corp.(a)	642,820	45,505,228
Geron Corp.(a)(b)	921,291	5,094,739
GTx Inc.(a)(b)	273,289	940,114
Halozyme Therapeutics Inc.(a)(b)	681,091	5,251,212
Human Genome Sciences Inc.(a)	730,617	21,765,080
Illumina Inc.(a)(b)	815,466	40,120,927
ImmunoGen Inc.(a)	374,816	2,350,096
Immunomedics Inc.(a)(b)	577,795	1,860,500
Incyte Corp.(a)(b)	1,010,085	16,151,259
InterMune Inc.(a)(b)	617,513	8,410,527
Lexicon Pharmaceuticals Inc.(a)	2,393,596	3,829,754
Life Technologies Corp.(a)	574,086	26,804,075
Maxygen Inc.(a)	218,279	1,263,835
Micromet Inc.(a)(b)	592,931	3,984,496
Momenta Pharmaceuticals Inc.(a)(b)	343,628	5,171,601
Myriad Genetics Inc.(a)	641,244	10,522,814
Nektar Therapeutics(a)	843,275	12,455,172
Novavax Inc.(a)(b)	759,905	1,664,192
Optimer Pharmaceuticals Inc.(a)	274,164	2,514,084
Orexigen Therapeutics Inc.(a)(b)	342,924	2,033,539
PDL BioPharma Inc.	711,496	3,742,469
QIAGEN NV(a)(b)	1,011,220	17,939,043
Regeneron Pharmaceuticals Inc.(a)	849,707	23,281,972
Sangamo BioSciences Inc.(a)(b)	334,510	1,147,369
Savient Pharmaceuticals Inc.(a)	460,950	10,541,927
Seattle Genetics Inc.(a)	692,614	10,756,295
Sequenom Inc.(a)	565,746	3,965,880
Sinovac Biotech Ltd.(a)	397,701	1,543,080
StemCells Inc.(a)(b)	860,934	714,575
SuperGen Inc.(a)	468,010	978,141
Talecris Biotherapeutics Holdings Corp.(a)	881,433	20,167,187
Vertex Pharmaceuticals Inc.(a)	1,400,360	48,410,445

Security	Shares	Value
Vical Inc.(a)(b)	400,696	$893,552
XOMA Ltd.(a)(b)	223,041	682,506

		697,273,204

COMMERCIAL SERVICES – 0.12%
Albany Molecular Research Inc.(a)	264,175	1,685,436

		1,685,436

DISTRIBUTION & WHOLESALE – 0.17%
BMP Sunstone Corp.(a)	302,353	2,297,883

		2,297,883

HEALTH CARE – PRODUCTS – 2.01%
Gen-Probe Inc.(a)	241,774	11,716,368
Luminex Corp.(a)	309,049	4,944,784
TECHNE Corp.	176,487	10,894,542

		27,555,694

PHARMACEUTICALS – 46.89%
Akorn Inc.(a)(b)	725,601	2,931,428
Alexza Pharmaceuticals Inc.(a)(b)	411,910	1,305,755
Alkermes Inc.(a)	603,745	8,844,864
Allos Therapeutics Inc.(a)	742,796	3,505,997
Alnylam Pharmaceuticals Inc.(a)	310,709	3,815,507
Amylin Pharmaceuticals Inc.(a)(b)	490,474	10,226,383
Array BioPharma Inc.(a)	261,790	845,582
Auxilium Pharmaceuticals Inc.(a)	334,577	8,290,818
Biodel Inc.(a)(b)	184,375	977,188
BioMarin Pharmaceutical Inc.(a)	896,444	20,035,523
Cadence Pharmaceuticals Inc.(a)(b)	362,877	3,030,023
Cardiome Pharma Corp.(a)	478,125	2,916,562
Cephalon Inc.(a)	251,362	15,695,043
China Sky One Medical Inc.(a)(b)	127,932	972,283
Cubist Pharmaceuticals Inc.(a)	499,767	11,689,550
Cypress Bioscience Inc.(a)	318,932	1,227,888
Dendreon Corp.(a)(b)	1,037,422	42,721,038
Depomed Inc.(a)	344,632	1,543,951
DURECT Corp.(a)	620,301	1,575,565
Dyax Corp.(a)	804,896	1,907,604
Endo Pharmaceuticals Holdings Inc.(a)	406,978	13,527,949
Eurand NV(a)	249,206	2,452,187
Flamel Technologies SA SP ADR(a)(b)	190,633	1,380,183
Gilead Sciences Inc.(a)	2,098,920	74,742,541
Hi-Tech Pharmacal Co. Inc.(a)(b)	93,423	1,890,882
Idenix Pharmaceuticals Inc.(a)(b)	491,409	1,523,368
Impax Laboratories Inc.(a)	520,399	10,303,900
Inspire Pharmaceuticals Inc.(a)	909,689	5,412,650
Isis Pharmaceuticals Inc.(a)(b)	698,622	5,868,425
Jazz Pharmaceuticals Inc.(a)	292,802	3,141,765
Ligand Pharmaceuticals Inc. Class B(a)	965,128	1,524,902
MannKind Corp.(a)(b)	945,051	6,388,545
MAP Pharmaceuticals Inc.(a)	187,417	2,867,480
Medicines Co. (The)(a)	280,826	3,987,729
Medivation Inc.(a)(b)	252,305	3,279,965
Mylan Inc.(a)(b)	1,565,594	29,448,823

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iShares Nasdaq Biotechnology Index Fund

September 30, 2010

Security	Shares	Value
Nabi Biopharmaceuticals(a)	413,989	$1,987,147
Neurocrine Biosciences Inc.(a)	225,115	1,364,197
NPS Pharmaceuticals Inc.(a)	391,492	2,677,805
Obagi Medical Products Inc.(a)	170,165	1,786,732
Onyx Pharmaceuticals Inc.(a)	623,034	16,435,637
Osiris Therapeutics Inc.(a)(b)	253,067	1,842,328
Pain Therapeutics Inc.(a)	254,632	1,573,626
Perrigo Co.	648,276	41,632,285
Pharmasset Inc.(a)	637,495	18,806,102
POZEN Inc.(a)(b)	226,147	1,601,121
Progenics Pharmaceuticals Inc.(a)	266,540	1,346,027
QLT Inc.(a)(b)	331,184	2,086,459
Questcor Pharmaceuticals Inc.(a)	508,854	5,047,832
Rigel Pharmaceuticals Inc.(a)	407,385	3,426,108
Salix Pharmaceuticals Ltd.(a)	460,513	18,291,576
Santarus Inc.(a)	469,037	1,411,801
Shire PLC SP ADR	355,837	23,940,713
SIGA Technologies Inc.(a)(b)	348,403	2,947,489
Spectrum Pharmaceuticals Inc.(a)(b)	372,163	1,551,920
Synta Pharmaceuticals Corp.(a)(b)	286,745	1,144,113
Targacept Inc.(a)	215,661	4,817,867
Teva Pharmaceutical Industries Ltd. SP ADR	1,786,241	94,224,213
Theravance Inc.(a)(b)	492,103	9,891,270
United Therapeutics Corp.(a)	469,036	26,270,706
Vanda Pharmaceuticals Inc.(a)	202,397	1,352,012
ViroPharma Inc.(a)	545,924	8,139,727
VIVUS Inc.(a)(b)	481,758	3,222,961
Warner Chilcott PLC Class A	1,124,081	25,224,378
XenoPort Inc.(a)	228,120	1,621,933
Zymogenetics Inc.(a)	733,128	7,147,998

		644,613,929

TOTAL COMMON STOCKS
(Cost: $1,818,728,400)		1,373,426,146

SHORT-TERM INVESTMENTS – 8.39%

MONEY MARKET FUNDS – 8.39%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(c)(d)(e)	94,783,296	94,783,296
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(c)(d)(e)	19,211,618	19,211,618

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(c)(d)	1,416,132	$1,416,132

		115,411,046

TOTAL SHORT-TERM INVESTMENTS
(Cost: $115,411,046)		115,411,046

TOTAL INVESTMENTS IN SECURITIES – 108.30%
(Cost: $1,934,139,446)		1,488,837,192

Other Assets, Less Liabilities – (8.30)% (114,160,535)

NET ASSETS – 100.00%		$1,374,676,657

SP ADR – Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares S&P 500 Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.81%

ADVERTISING – 0.16%
Interpublic Group of Companies Inc. (The)(a)	1,068,445	$10,716,504
Omnicom Group Inc.	660,165	26,063,314

		36,779,818

AEROSPACE & DEFENSE – 2.14%
Boeing Co. (The)	1,602,836	106,652,707
General Dynamics Corp.	833,250	52,336,433
Goodrich Corp.	274,444	20,234,756
L-3 Communications Holdings Inc.	250,759	18,122,353
Lockheed Martin Corp.	651,160	46,414,685
Northrop Grumman Corp.	644,529	39,077,793
Raytheon Co.	819,543	37,461,311
Rockwell Collins Inc.	344,373	20,059,727
United Technologies Corp.	2,035,234	144,969,718

		485,329,483

AGRICULTURE – 2.14%
Altria Group Inc.	4,565,165	109,655,263
Archer-Daniels-Midland Co.	1,400,514	44,704,407
Lorillard Inc.	332,368	26,692,474
Monsanto Co.	1,183,919	56,745,238
Philip Morris International Inc.	4,015,107	224,926,294
Reynolds American Inc.	370,402	21,998,175

		484,721,851

AIRLINES – 0.09%
Southwest Airlines Co.	1,634,102	21,357,713

		21,357,713

APPAREL – 0.55%
Coach Inc.	651,509	27,988,826
Nike Inc. Class B	846,492	67,837,869
Polo Ralph Lauren Corp.	142,807	12,832,637
VF Corp.	189,299	15,337,005

		123,996,337

AUTO MANUFACTURERS – 0.58%
Ford Motor Co.(a)(b)	7,534,243	92,219,134
PACCAR Inc.	798,566	38,450,953

		130,670,087

AUTO PARTS & EQUIPMENT – 0.22%
Goodyear Tire & Rubber Co. (The)(a)	532,448	5,723,816
Johnson Controls Inc.	1,474,978	44,986,829

		50,710,645

BANKS – 4.61%
Bank of America Corp.	21,980,277	288,161,431
Bank of New York Mellon Corp. (The)	2,659,505	69,492,866

Security	Shares	Value
BB&T Corp.	1,518,011	$36,553,705
Comerica Inc.	385,948	14,337,968
Fifth Third Bancorp	1,744,453	20,985,770
First Horizon National Corp.(a)	512,026	5,842,217
Huntington Bancshares Inc.	1,572,276	8,914,805
KeyCorp	1,928,411	15,350,152
M&T Bank Corp.(b)	187,877	15,370,217
Marshall & Ilsley Corp.	1,158,419	8,155,270
Northern Trust Corp.	530,333	25,583,264
PNC Financial Services Group Inc. (The)(c)	1,150,950	59,745,814
Regions Financial Corp.	2,751,340	20,002,242
State Street Corp.	1,099,392	41,403,103
SunTrust Banks Inc.	1,095,171	28,288,267
U.S. Bancorp	4,199,768	90,798,984
Wells Fargo & Co.	11,464,418	288,100,824
Zions Bancorporation(b)	379,379	8,103,535

		1,045,190,434

BEVERAGES – 2.67%
Brown-Forman Corp. Class B NVS	227,351	14,013,916
Coca-Cola Co. (The)	5,059,138	296,060,756
Coca-Cola Enterprises Inc.	726,667	22,526,677
Constellation Brands Inc. Class A(a)	388,165	6,866,639
Dr Pepper Snapple Group Inc.	523,260	18,586,195
Molson Coors Brewing Co. Class B NVS	346,201	16,347,611
PepsiCo Inc.	3,485,130	231,552,037

		605,953,831

BIOTECHNOLOGY – 1.15%
Amgen Inc.(a)	2,099,649	115,711,656
Biogen Idec Inc.(a)	529,955	29,741,075
Celgene Corp.(a)	1,006,495	57,984,177
Genzyme Corp.(a)	558,258	39,519,084
Life Technologies Corp.(a)	401,591	18,750,284

		261,706,276

BUILDING MATERIALS – 0.04%
Masco Corp.	785,369	8,646,913

		8,646,913

CHEMICALS – 1.75%
Air Products and Chemicals Inc.	465,594	38,560,495
Airgas Inc.	163,128	11,084,548
CF Industries Holdings Inc.	155,707	14,870,018
Dow Chemical Co. (The)	2,540,802	69,770,423
E.I. du Pont de Nemours
and Co.	1,985,821	88,607,333
Eastman Chemical Co.	158,247	11,710,278
Ecolab Inc.	511,092	25,932,808
FMC Corp.	158,787	10,862,619
International Flavors & Fragrances Inc.	175,419	8,511,330
PPG Industries Inc.	361,780	26,337,584
Praxair Inc.	670,473	60,516,893
Sherwin-Williams Co. (The)	197,810	14,863,443
Sigma-Aldrich Corp.	265,785	16,048,098

		397,675,870

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (Continued)

iShares S&P 500 Index Fund

September 30, 2010

Security	Shares	Value
COAL – 0.24%
CONSOL Energy Inc.	494,474	$18,275,759
Massey Energy Co.	223,672	6,938,305
Peabody Energy Corp.	589,655	28,898,992

		54,113,056

COMMERCIAL SERVICES – 1.27%
Apollo Group Inc. Class A(a)	277,936	14,272,013
DeVry Inc.	137,544	6,768,540
Equifax Inc.	273,873	8,544,838
H&R Block Inc.	675,863	8,752,426
Iron Mountain Inc.	441,447	9,861,926
MasterCard Inc. Class A	212,132	47,517,568
McKesson Corp.	572,751	35,384,557
Monster Worldwide Inc.(a)	285,950	3,705,912
Moody’s Corp.(b)	446,557	11,154,994
Quanta Services Inc.(a)	463,404	8,841,748
R.R. Donnelley & Sons Co.	450,808	7,645,704
Robert Half International Inc.	323,332	8,406,632
SAIC Inc.(a)	643,258	10,279,263
Visa Inc. Class A(b)	1,088,667	80,844,411
Western Union Co.	1,446,088	25,552,375

		287,532,907

COMPUTERS – 6.34%
Apple Inc.(a)	2,001,260	567,857,525
Cognizant Technology Solutions Corp. Class A(a)	659,140	42,494,756
Computer Sciences Corp.	338,201	15,557,246
Dell Inc.(a)	3,706,308	48,033,751
EMC Corp.(a)	4,498,467	91,363,865
Hewlett-Packard Co.	4,967,750	208,993,242
International Business Machines Corp.	2,762,970	370,624,796
Lexmark International Inc. Class A(a)	171,516	7,653,044
NetApp Inc.(a)	782,225	38,946,983
SanDisk Corp.(a)(b)	510,578	18,712,684
Teradata Corp.(a)	366,504	14,132,394
Western Digital Corp.(a)	501,610	14,240,708

		1,438,610,994

COSMETICS & PERSONAL CARE – 2.21%
Avon Products Inc.	939,677	30,173,028
Colgate-Palmolive Co.	1,064,644	81,828,538
Estee Lauder Companies Inc. (The) Class A	250,087	15,813,001
Procter & Gamble Co. (The)	6,217,996	372,893,220

		500,707,787

DISTRIBUTION & WHOLESALE – 0.21%
Fastenal Co.(b)	322,975	17,179,040
Genuine Parts Co.	345,273	15,395,723
W.W. Grainger Inc.	130,579	15,553,265

		48,128,028

DIVERSIFIED FINANCIAL SERVICES – 5.22%
American Express Co.	2,293,129	96,380,212
Ameriprise Financial Inc.	549,957	26,029,465

Security	Shares	Value
Capital One Financial Corp.	1,000,625	$39,574,719
Charles Schwab Corp. (The)	2,170,723	30,173,050
Citigroup Inc.(a)	52,045,255	202,976,494
CME Group Inc.	147,252	38,351,783
Discover Financial Services	1,191,802	19,879,257
E*TRADE Financial Corp.(a)	436,800	6,351,072
Federated Investors Inc. Class B	202,037	4,598,362
Franklin Resources Inc.	320,954	34,309,983
Goldman Sachs Group Inc. (The)	1,129,512	163,304,845
IntercontinentalExchange Inc.(a)	162,207	16,986,317
Invesco Ltd.(b)	1,025,514	21,771,662
Janus Capital Group Inc.	400,931	4,390,194
JPMorgan Chase & Co.	8,686,146	330,681,578
Legg Mason Inc.	338,177	10,250,145
Morgan Stanley	3,060,223	75,526,304
NASDAQ OMX Group Inc. (The)(a)	315,285	6,125,988
NYSE Euronext Inc.	570,830	16,308,613
SLM Corp.(a)	1,063,008	12,277,742
T. Rowe Price Group Inc.	561,566	28,114,802

		1,184,362,587

ELECTRIC – 3.40%
AES Corp. (The)(a)	1,461,122	16,583,735
Allegheny Energy Inc.	372,415	9,131,616
Ameren Corp.	524,051	14,883,048
American Electric Power Co. Inc.	1,050,265	38,051,101
CenterPoint Energy Inc.	923,845	14,522,843
CMS Energy Corp.	504,259	9,086,747
Consolidated Edison Inc.	619,143	29,855,075
Constellation Energy Group Inc.	442,435	14,264,104
Dominion Resources Inc.	1,290,563	56,345,981
DTE Energy Co.	369,761	16,983,123
Duke Energy Corp.	2,888,781	51,160,312
Edison International	713,736	24,545,381
Entergy Corp.	409,242	31,319,290
Exelon Corp.	1,447,991	61,655,457
FirstEnergy Corp.	667,793	25,736,742
Integrys Energy Group Inc.	169,121	8,804,439
NextEra Energy Inc.	910,957	49,546,951
Northeast Utilities	386,417	11,426,351
NRG Energy Inc.(a)	554,646	11,547,730
Pepco Holdings Inc.	490,426	9,121,924
PG&E Corp.	855,995	38,879,293
Pinnacle West Capital Corp.	238,005	9,822,466
PPL Corp.	1,057,476	28,795,072
Progress Energy Inc.	640,939	28,470,510
Public Service Enterprise Group Inc.	1,108,384	36,665,343
SCANA Corp.	246,869	9,953,758
Southern Co.	1,819,759	67,767,825
TECO Energy Inc.	469,769	8,136,399
Wisconsin Energy Corp.	255,948	14,793,794
Xcel Energy Inc.	1,006,915	23,128,838

		770,985,248

ELECTRICAL COMPONENTS & EQUIPMENT – 0.41%
Emerson Electric Co.	1,648,245	86,796,582
Molex Inc.	300,649	6,292,583

		93,089,165

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P 500 Index Fund

September 30, 2010

Security	Shares	Value
ELECTRONICS – 0.54%
Agilent Technologies Inc.(a)	758,775	$25,320,322
Amphenol Corp. Class A	380,563	18,639,976
FLIR Systems Inc.(a)	346,373	8,901,786
Jabil Circuit Inc.	427,132	6,154,972
PerkinElmer Inc.	258,098	5,972,388
Thermo Fisher Scientific Inc.(a)	892,524	42,734,049
Waters Corp.(a)	201,627	14,271,159

		121,994,652

ENERGY – ALTERNATE SOURCES – 0.08%
First Solar Inc.(a)(b)	118,077	17,398,646

		17,398,646

ENGINEERING & CONSTRUCTION – 0.13%
Fluor Corp.	391,613	19,396,592
Jacobs Engineering Group Inc.(a)	275,441	10,659,567

		30,056,159

ENTERTAINMENT – 0.04%
International Game Technology	651,479	9,413,872

		9,413,872

ENVIRONMENTAL CONTROL – 0.31%
Republic Services Inc.	671,215	20,465,345
Stericycle Inc.(a)(b)	186,867	12,983,519
Waste Management Inc.	1,045,882	37,379,823

		70,828,687

FOOD – 2.00%
Campbell Soup Co.	423,963	15,156,677
ConAgra Foods Inc.	963,149	21,131,489
Dean Foods Co.(a)	399,024	4,074,035
General Mills Inc.	1,406,857	51,406,555
H.J. Heinz Co.	697,356	33,033,754
Hershey Co. (The)	338,323	16,100,792
Hormel Foods Corp.	151,937	6,776,390
J.M. Smucker Co. (The)	261,798	15,846,633
Kellogg Co.	570,998	28,841,109
Kraft Foods Inc. Class A	3,820,557	117,902,389
Kroger Co. (The)	1,406,545	30,465,765
McCormick & Co. Inc. NVS	291,894	12,271,224
Safeway Inc.	835,957	17,688,850
Sara Lee Corp.	1,450,702	19,482,928
SUPERVALU Inc.	465,404	5,366,108
Sysco Corp.	1,288,922	36,760,055
Tyson Foods Inc. Class A	653,235	10,464,825
Whole Foods Market Inc.(a)(b)	320,094	11,878,688

		454,648,266

FOREST PRODUCTS & PAPER – 0.27%
International Paper Co.	957,372	20,822,841
MeadWestvaco Corp.	374,021	9,118,632

Security	Shares	Value
Plum Creek Timber Co. Inc.(b)	354,013	$12,496,659
Weyerhaeuser Co.	1,173,349	18,491,980

		60,930,112

GAS – 0.20%
Nicor Inc.	99,831	4,574,257
NiSource Inc.	608,093	10,580,818
Sempra Energy	542,959	29,211,194

		44,366,269

HAND & MACHINE TOOLS – 0.12%
Snap-on Inc.	127,522	5,931,048
Stanley Black & Decker Inc.	362,923	22,239,922

		28,170,970

HEALTH CARE – PRODUCTS – 3.29%
Baxter International Inc.	1,280,133	61,075,145
Becton, Dickinson and Co.	508,544	37,683,110
Boston Scientific Corp.(a)	3,323,014	20,370,076
C.R. Bard Inc.	205,154	16,705,690
CareFusion Corp.(a)	487,059	12,098,546
DENTSPLY International Inc.	312,875	10,002,614
Intuitive Surgical Inc.(a)	86,208	24,460,658
Johnson & Johnson	6,033,925	373,861,993
Medtronic Inc.	2,365,623	79,437,620
Patterson Companies Inc.	211,206	6,051,052
St. Jude Medical Inc.(a)	717,225	28,215,632
Stryker Corp.	747,813	37,428,041
Varian Medical Systems Inc.(a)	266,440	16,119,620
Zimmer Holdings Inc.(a)	440,231	23,037,288

		746,547,085

HEALTH CARE – SERVICES – 1.08%
Aetna Inc.	914,376	28,903,425
Coventry Health Care Inc.(a)	325,018	6,997,638
DaVita Inc.(a)	224,765	15,515,528
Humana Inc.(a)	370,734	18,625,676
Laboratory Corp. of America Holdings(a)(b)	225,203	17,662,671
Quest Diagnostics Inc.	322,214	16,262,141
Tenet Healthcare Corp.(a)	1,057,211	4,990,036
UnitedHealth Group Inc.	2,462,848	86,470,593
WellPoint Inc.(a)	875,683	49,598,685

		245,026,393

HOLDING COMPANIES – DIVERSIFIED – 0.05%
Leucadia National Corp.(a)	431,753	10,198,006

		10,198,006

HOME BUILDERS – 0.08%
D.R. Horton Inc.	612,378	6,809,643
Lennar Corp. Class A	348,065	5,353,240
Pulte Group Inc.(a)	735,910	6,446,572

		18,609,455

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iShares S&P 500 Index Fund

September 30, 2010

Security	Shares	Value
HOME FURNISHINGS – 0.08%
Harman International Industries Inc.(a)	151,881	$5,074,344
Whirlpool Corp.	166,493	13,479,273

		18,553,617

HOUSEHOLD PRODUCTS & WARES – 0.46%
Avery Dennison Corp.	240,786	8,937,976
Clorox Co. (The)	304,355	20,318,740
Fortune Brands Inc.	333,667	16,426,427
Kimberly-Clark Corp.	896,644	58,326,692

		104,009,835

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	609,667	10,858,169

		10,858,169

INSURANCE – 4.16%
ACE Ltd.	742,352	43,242,004
Aflac Inc.	1,031,383	53,332,815
Allstate Corp. (The)	1,178,718	37,188,553
American International Group Inc.(a)(b)	295,969	11,572,388
Aon Corp.	590,827	23,107,244
Assurant Inc.	233,404	9,499,543
Berkshire Hathaway Inc. Class B(a)	3,789,489	313,314,951
Chubb Corp.	689,061	39,269,586
CIGNA Corp.	596,267	21,334,433
Cincinnati Financial Corp.	355,879	10,267,109
Genworth Financial Inc. Class A(a)	1,070,426	13,080,606
Hartford Financial Services Group Inc. (The)	973,361	22,338,635
Lincoln National Corp.	693,861	16,597,155
Loews Corp.	696,342	26,391,362
Marsh & McLennan Companies Inc.	1,188,362	28,663,291
MetLife Inc.	1,986,210	76,369,774
Principal Financial Group Inc.	701,689	18,187,779
Progressive Corp. (The)	1,462,535	30,523,105
Prudential Financial Inc.	1,023,017	55,427,061
Torchmark Corp.	177,065	9,409,234
Travelers Companies Inc. (The)	1,029,576	53,640,910
Unum Group	715,865	15,856,410
XL Group PLC	749,121	16,225,961

		944,839,909

INTERNET – 2.80%
Akamai Technologies Inc.(a)	397,829	19,963,059
Amazon.com Inc.(a)	775,002	121,721,814
eBay Inc.(a)	2,529,501	61,719,824
Expedia Inc.	454,966	12,834,591
Google Inc. Class A(a)	544,564	286,326,306
McAfee Inc.(a)	333,142	15,744,291
Priceline.com Inc.(a)	106,000	36,924,040
Symantec Corp.(a)	1,729,161	26,231,372
VeriSign Inc.(a)	381,463	12,107,636
Yahoo! Inc.(a)	2,953,571	41,852,101

		635,425,034

Security	Shares	Value
IRON & STEEL – 0.32%
AK Steel Holding Corp.	241,827	$3,339,631
Allegheny Technologies Inc.	216,473	10,055,171
Cliffs Natural Resources Inc.	296,708	18,965,575
Nucor Corp.	691,281	26,406,934
United States Steel Corp.(b)	314,496	13,787,505

		72,554,816

LEISURE TIME – 0.23%
Carnival Corp.	952,209	36,383,906
Harley-Davidson Inc.	515,431	14,658,857

		51,042,763

LODGING – 0.31%
Marriott International Inc. Class A	627,886	22,497,156
Starwood Hotels & Resorts Worldwide Inc.	416,493	21,886,707
Wyndham Worldwide Corp.(b)	391,334	10,749,945
Wynn Resorts Ltd.(b)	165,047	14,321,128

		69,454,936

MACHINERY – 1.08%
Caterpillar Inc.	1,381,132	108,667,466
Cummins Inc.	435,466	39,444,510
Deere & Co.	928,518	64,791,986
Flowserve Corp.	122,543	13,408,655
Rockwell Automation Inc.	310,755	19,182,906

		245,495,523

MANUFACTURING – 3.84%
3M Co.	1,562,205	135,458,796
Danaher Corp.	1,172,313	47,607,631
Dover Corp.	408,905	21,348,930
Eastman Kodak Co.(a)(b)	591,390	2,483,838
Eaton Corp.	367,594	30,322,829
General Electric Co.	23,420,325	380,580,281
Honeywell International Inc.	1,691,623	74,329,915
Illinois Tool Works Inc.	1,103,000	51,863,060
ITT Corp.	401,762	18,814,514
Leggett & Platt Inc.	320,316	7,290,392
Pall Corp.	255,580	10,642,351
Parker Hannifin Corp.	353,075	24,736,435
Roper Industries Inc.	206,318	13,447,807
Textron Inc.(b)	600,720	12,350,803
Tyco International Ltd.	1,090,252	40,044,956

		871,322,538

MEDIA – 2.90%
CBS Corp. Class B NVS	1,491,259	23,651,368
Comcast Corp. Class A	6,148,132	111,158,226
DIRECTV Class A(a)	1,898,798	79,046,961
Discovery
Communications Inc. Series A(a)(b)	623,515	27,154,078
Gannett Co. Inc.	522,513	6,390,334
McGraw-Hill Companies Inc. (The)	677,129	22,385,885
Meredith Corp.	79,015	2,631,990
New York Times Co. (The) Class A(a)	260,276	2,014,536

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P 500 Index Fund

September 30, 2010

Security	Shares	Value
News Corp. Class A NVS	4,995,569	$65,242,131
Scripps Networks Interactive Inc. Class A	196,488	9,348,899
Time Warner Cable Inc.	778,323	42,021,659
Time Warner Inc.	2,463,392	75,502,965
Viacom Inc. Class B NVS	1,332,238	48,213,693
Walt Disney Co. (The)	4,189,786	138,723,814
Washington Post Co. (The) Class B(b)	13,043	5,209,505

		658,696,044

METAL FABRICATE & HARDWARE – 0.17%
Precision Castparts Corp.	311,610	39,683,533

		39,683,533

MINING – 0.87%
Alcoa Inc.	2,237,115	27,091,463
Freeport-McMoRan Copper & Gold Inc.	1,030,544	87,998,152
Newmont Mining Corp.	1,078,614	67,747,745
Titanium Metals Corp.(a)	198,448	3,961,022
Vulcan Materials Co.(b)	281,003	10,374,631

		197,173,013

OFFICE & BUSINESS EQUIPMENT – 0.18%
Pitney Bowes Inc.	452,519	9,674,856
Xerox Corp.	3,029,756	31,357,975

		41,032,831

OIL & GAS – 8.71%
Anadarko Petroleum Corp.	1,084,208	61,854,066
Apache Corp.	797,989	78,011,405
Cabot Oil & Gas Corp.	227,853	6,860,654
Chesapeake Energy Corp.	1,433,400	32,466,510
Chevron Corp.	4,404,434	356,979,376
ConocoPhillips	3,249,473	186,617,234
Denbury Resources Inc.(a)	873,919	13,886,573
Devon Energy Corp.	952,924	61,692,300
Diamond Offshore Drilling Inc.	152,081	10,306,529
EOG Resources Inc.	555,252	51,621,779
EQT Corp.	326,690	11,780,441
Exxon Mobil Corp.	11,154,160	689,215,546
Helmerich & Payne Inc.	231,285	9,357,791
Hess Corp.	640,317	37,855,541
Marathon Oil Corp.	1,554,613	51,457,690
Murphy Oil Corp.	420,146	26,015,440
Nabors Industries Ltd.(a)	623,876	11,267,201
Noble Energy Inc.	382,929	28,754,139
Occidental Petroleum Corp.	1,779,310	139,319,973
Pioneer Natural Resources Co.	254,107	16,524,578
QEP Resources Inc.	382,949	11,542,083
Range Resources Corp.	350,570	13,367,234
Rowan Companies Inc.(a)	250,507	7,605,393
Southwestern Energy Co.(a)	758,154	25,352,670
Sunoco Inc.	264,549	9,656,039
Tesoro Corp.	314,345	4,199,649
Valero Energy Corp.	1,240,475	21,720,717

		1,975,288,551

Security	Shares	Value
OIL & GAS SERVICES – 1.64%
Baker Hughes Inc.	944,351	$40,229,353
Cameron International Corp.(a)	530,588	22,794,060
FMC Technologies Inc.(a)	262,889	17,952,690
Halliburton Co.	1,995,347	65,986,125
National Oilwell Varco Inc.	918,057	40,825,995
Schlumberger Ltd.	2,993,150	184,407,971

		372,196,194

PACKAGING & CONTAINERS – 0.21%
Ball Corp.	200,612	11,806,016
Bemis Co. Inc.	238,947	7,586,567
Owens-Illinois Inc.(a)	358,286	10,053,505
Pactiv Corp.(a)	298,361	9,839,946
Sealed Air Corp.	349,750	7,862,380

		47,148,414

PHARMACEUTICALS – 5.63%
Abbott Laboratories	3,382,379	176,695,479
Allergan Inc.	673,644	44,817,535
AmerisourceBergen Corp.	610,834	18,728,170
Bristol-Myers Squibb Co.	3,756,566	101,840,504
Cardinal Health Inc.	769,273	25,416,780
Cephalon Inc.(a)	165,056	10,306,097
Eli Lilly and Co.	2,222,962	81,204,802
Express Scripts Inc.(a)	1,188,218	57,866,217
Forest Laboratories Inc.(a)	625,535	19,347,798
Gilead Sciences Inc.(a)	1,837,134	65,420,342
Hospira Inc.(a)	366,522	20,895,419
King Pharmaceuticals Inc.(a)	548,643	5,464,484
Mead Johnson Nutrition Co. Class A	448,088	25,500,688
Medco Health Solutions Inc.(a)	949,973	49,455,594
Merck & Co. Inc.	6,741,790	248,165,290
Mylan Inc.(a)(b)	677,710	12,747,725
Pfizer Inc.	17,608,752	302,342,272
Watson Pharmaceuticals Inc.(a)	235,260	9,953,851

		1,276,169,047

PIPELINES – 0.38%
El Paso Corp.	1,542,238	19,092,906
ONEOK Inc.	233,462	10,515,129
Spectra Energy Corp.	1,419,574	32,011,394
Williams Companies Inc. (The)	1,280,803	24,476,145

		86,095,574

REAL ESTATE – 0.05%
CB Richard Ellis Group Inc. Class A(a)	634,417	11,597,143

		11,597,143

REAL ESTATE INVESTMENT TRUSTS – 1.33%
Apartment Investment and Management Co. Class A	256,183	5,477,192
AvalonBay Communities Inc.	186,565	19,389,700
Boston Properties Inc.	305,268	25,373,876
Equity Residential(b)	620,946	29,538,401
HCP Inc.	679,244	24,439,199

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iShares S&P 500 Index Fund

September 30, 2010

Security	Shares	Value
Health Care REIT Inc.	290,532	$13,753,785
Host Hotels & Resorts Inc.(b)	1,442,232	20,883,519
Kimco Realty Corp.	888,113	13,987,780
ProLogis	1,042,627	12,282,146
Public Storage	305,567	29,652,222
Simon Property Group Inc.	641,458	59,488,815
Ventas Inc.(b)	344,115	17,746,011
Vornado Realty Trust(b)	355,409	30,398,132

		302,410,778

RETAIL – 6.10%
Abercrombie & Fitch Co. Class A	193,421	7,605,314
AutoNation Inc.(a)(b)	137,131	3,188,296
AutoZone Inc.(a)	62,822	14,380,584
Bed Bath & Beyond Inc.(a)	578,079	25,094,409
Best Buy Co. Inc.	758,075	30,952,202
Big Lots Inc.(a)	165,398	5,499,483
CarMax Inc.(a)	490,955	13,678,006
Costco Wholesale Corp.	961,976	62,037,832
CVS Caremark Corp.	2,975,340	93,633,950
Darden Restaurants Inc.	303,324	12,976,201
Family Dollar Stores Inc.	290,564	12,831,306
GameStop Corp. Class A(a)(b)	329,377	6,492,021
Gap Inc. (The)	962,593	17,942,734
Home Depot Inc. (The)	3,648,038	115,569,844
J.C. Penney Co. Inc.	518,989	14,106,121
Kohl’s Corp.(a)	674,695	35,542,933
Limited Brands Inc.	579,821	15,527,606
Lowe’s Companies Inc.	3,074,051	68,520,597
Macy’s Inc.	925,936	21,379,862
McDonald’s Corp.	2,331,548	173,723,641
Nordstrom Inc.	369,709	13,753,175
O’Reilly Automotive Inc.(a)	303,982	16,171,842
Office Depot Inc.(a)	605,852	2,786,919
RadioShack Corp.	274,763	5,860,695
Ross Stores Inc.	263,885	14,413,399
Sears Holdings Corp.(a)(b)	96,998	6,997,436
Staples Inc.	1,599,412	33,459,699
Starbucks Corp.	1,621,279	41,472,317
Target Corp.	1,580,420	84,457,645
Tiffany & Co.(b)	276,614	12,998,092
TJX Companies Inc. (The)	877,703	39,171,885
Urban Outfitters Inc.(a)(b)	282,078	8,868,532
Wal-Mart Stores Inc.	4,381,449	234,495,150
Walgreen Co.	2,131,866	71,417,511
Yum! Brands Inc.	1,023,029	47,120,716

		1,384,127,955

SAVINGS & LOANS – 0.11%
Hudson City Bancorp Inc.	1,153,627	14,143,467
People’s United Financial Inc.	812,488	10,635,468

		24,778,935

SEMICONDUCTORS – 2.39%
Advanced Micro Devices Inc.(a)(b)	1,242,657	8,835,291
Altera Corp.	673,021	20,298,313
Analog Devices Inc.	653,018	20,491,705

Security	Shares	Value
Applied Materials Inc.	2,926,839	$34,185,479
Broadcom Corp. Class A	981,660	34,740,947
Intel Corp.	12,197,347	234,554,983
KLA-Tencor Corp.	367,669	12,952,979
Linear Technology Corp.	491,690	15,109,634
LSI Corp.(a)	1,406,037	6,411,529
MEMC Electronic Materials Inc.(a)(b)	498,301	5,939,748
Microchip Technology Inc.(b)	407,325	12,810,371
Micron Technology Inc.(a)(b)	1,869,290	13,477,581
National Semiconductor Corp.	523,582	6,686,142
Novellus Systems Inc.(a)	201,144	5,346,408
NVIDIA Corp.(a)	1,257,441	14,686,911
QLogic Corp.(a)	238,540	4,207,846
Teradyne Inc.(a)	397,858	4,432,138
Texas Instruments Inc.	2,618,218	71,058,436
Xilinx Inc.	566,880	15,084,677

		541,311,118

SOFTWARE – 4.24%
Adobe Systems Inc.(a)	1,150,572	30,087,458
Autodesk Inc.(a)	497,907	15,918,087
Automatic Data Processing Inc.	1,077,835	45,301,405
BMC Software Inc.(a)	391,314	15,840,391
CA Inc.	847,766	17,904,818
Cerner Corp.(a)(b)	155,397	13,051,794
Citrix Systems Inc.(a)	409,514	27,945,235
Compuware Corp.(a)	488,678	4,168,423
Dun & Bradstreet Corp. (The)	109,653	8,129,673
Electronic Arts Inc.(a)	723,573	11,888,304
Fidelity National Information Services Inc.	577,599	15,670,261
Fiserv Inc.(a)	328,822	17,697,200
Intuit Inc.(a)	619,304	27,131,708
Microsoft Corp.	16,681,819	408,537,747
Novell Inc.(a)	773,408	4,617,246
Oracle Corp.	8,478,134	227,637,898
Paychex Inc.	704,748	19,373,523
Red Hat Inc.(a)	413,892	16,969,572
Salesforce.com Inc.(a)	256,111	28,633,210
Total System Services Inc.	362,921	5,530,916

		962,034,869

TELECOMMUNICATIONS – 5.87%
American Tower Corp. Class A(a)	878,755	45,044,981
AT&T Inc.	12,944,329	370,207,809
CenturyLink Inc.	660,360	26,057,806
Cisco Systems Inc.(a)	12,510,927	273,989,301
Corning Inc.	3,420,941	62,534,802
Frontier Communications Corp.	2,173,194	17,754,995
Harris Corp.	282,686	12,520,163
JDS Uniphase Corp.(a)	487,350	6,038,267
Juniper Networks Inc.(a)	1,138,947	34,567,041
MetroPCS Communications Inc.(a)(b)	574,771	6,012,105
Motorola Inc.(a)	5,112,688	43,611,229
QUALCOMM Inc.	3,516,373	158,658,750
Qwest Communications International Inc.	3,810,115	23,889,421
Sprint Nextel Corp.(a)	6,538,019	30,271,028
Tellabs Inc.	833,581	6,210,178
Verizon Communications Inc.	6,192,307	201,807,285

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P 500 Index Fund

September 30, 2010

Security	Shares	Value
Windstream Corp.	1,058,455	$13,008,412

		1,332,183,573

TEXTILES – 0.04%
Cintas Corp.	291,102	8,019,860

		8,019,860

TOYS, GAMES & HOBBIES – 0.14%
Hasbro Inc.	306,306	13,633,680
Mattel Inc.	788,032	18,487,231

		32,120,911

TRANSPORTATION – 1.93%
C.H. Robinson Worldwide Inc.	363,354	25,405,712
CSX Corp.	831,667	46,007,818
Expeditors International of Washington Inc.	464,800	21,487,704
FedEx Corp.	689,039	58,912,835
Norfolk Southern Corp.	807,499	48,054,265
Ryder System Inc.	115,284	4,930,697
Union Pacific Corp.	1,089,971	89,159,628
United Parcel Service Inc. Class B	2,170,235	144,732,972

		438,691,631

TOTAL COMMON STOCKS (Cost: $26,517,548,000)		22,642,774,716

SHORT-TERM INVESTMENTS – 1.72%

MONEY MARKET FUNDS – 1.72%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(c)(d)(e)	310,613,013	310,613,013
BlackRock Cash Funds: Prime, SL Agency Shares
0.29%(c)(d)(e)	62,958,123	62,958,123
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%(c)(d)	17,644,821	17,644,821

		391,215,957

TOTAL SHORT-TERM INVESTMENTS (Cost: $391,215,957)		391,215,957

TOTAL INVESTMENTS IN SECURITIES – 101.53% (Cost: $26,908,763,957)		23,033,990,673

Other Assets, Less Liabilities – (1.53)%		(348,000,220)

NET ASSETS – 100.00%		$22,685,990,453

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited)

iShares S&P 500 Growth Index Fund

September 30, 2010

Security	Shares	Value

COMMON STOCKS – 99.83%

ADVERTISING – 0.14%
Omnicom Group Inc.	185,027	$7,304,866

		7,304,866

AEROSPACE & DEFENSE – 2.24%
Boeing Co. (The)	278,405	18,525,069
General Dynamics Corp.	204,113	12,820,337
Goodrich Corp.	122,197	9,009,585
Rockwell Collins Inc.	153,581	8,946,093
United Technologies Corp.	906,382	64,561,590

		113,862,674

AGRICULTURE – 1.76%
Altria Group Inc.	630,753	15,150,687
Lorillard Inc.	59,015	4,739,495
Monsanto Co.	527,265	25,271,811
Philip Morris International Inc.	786,777	44,075,248

		89,237,241

APPAREL – 0.76%
Coach Inc.	290,174	12,465,875
Nike Inc. Class B	218,663	17,523,653
Polo Ralph Lauren Corp.	63,589	5,714,108
VF Corp.	36,911	2,990,529

		38,694,165

AUTO MANUFACTURERS – 0.25%
Ford Motor Co.(a)(b)	1,040,242	12,732,562

		12,732,562

BANKS – 0.14%
Northern Trust Corp.	148,392	7,158,430

		7,158,430

BEVERAGES – 4.88%
Brown-Forman Corp. Class B NVS	53,286	3,284,549
Coca-Cola Co. (The)	2,253,044	131,848,135
Coca-Cola Enterprises Inc.	162,460	5,036,260
Dr Pepper Snapple Group Inc.	118,247	4,200,133
PepsiCo Inc.	1,552,074	103,119,797

		247,488,874

BIOTECHNOLOGY – 1.64%
Amgen Inc.(a)	486,248	26,797,127
Biogen Idec Inc.(a)	236,028	13,245,892
Celgene Corp.(a)	448,249	25,823,625
Genzyme Corp.(a)	124,284	8,798,064
Life Technologies Corp.(a)	178,856	8,350,787

		83,015,495

Security	Shares	Value
CHEMICALS – 2.07%
Air Products and Chemicals Inc.	116,094	$9,614,905
Airgas Inc.	43,224	2,937,071
CF Industries Holdings Inc.	69,580	6,644,890
E.I. du Pont de Nemours and Co.	477,582	21,309,709
Ecolab Inc.	227,535	11,545,126
FMC Corp.	70,688	4,835,766
International Flavors & Fragrances Inc.	77,878	3,778,641
PPG Industries Inc.	106,211	7,732,161
Praxair Inc.	298,604	26,951,997
Sherwin-Williams Co. (The)	36,360	2,732,090
Sigma-Aldrich Corp.	118,762	7,170,849

		105,253,205

COAL – 0.47%
CONSOL Energy Inc.	219,719	8,120,814
Massey Energy Co.	99,283	3,079,759
Peabody Energy Corp.	262,605	12,870,271

		24,070,844

COMMERCIAL SERVICES – 1.75%
Apollo Group Inc. Class A(a)	123,234	6,328,066
DeVry Inc.	60,717	2,987,884
Equifax Inc.	61,022	1,903,886
H&R Block Inc.	103,803	1,344,249
Iron Mountain Inc.	108,570	2,425,454
MasterCard Inc. Class A	94,473	21,161,952
Monster Worldwide Inc.(a)	61,369	795,342
Moody’s Corp.(b)	97,836	2,443,943
Robert Half International Inc.	74,069	1,925,794
Visa Inc. Class A	484,843	36,004,441
Western Union Co.	644,072	11,380,752

		88,701,763

COMPUTERS – 11.44%
Apple Inc.(a)	891,238	252,888,782
Cognizant Technology Solutions Corp. Class A(a)	293,563	18,926,007
Computer Sciences Corp.	90,695	4,171,970
EMC Corp.(a)	2,003,398	40,689,013
Hewlett-Packard Co.	1,526,536	64,221,370
International Business Machines Corp.	1,230,465	165,054,575
NetApp Inc.(a)	348,385	17,346,089
SanDisk Corp.(a)	127,854	4,685,849
Teradata Corp.(a)	163,752	6,314,277
Western Digital Corp.(a)	222,963	6,329,920

		580,627,852

COSMETICS & PERSONAL CARE – 2.43%
Avon Products Inc.	418,549	13,439,608
Colgate-Palmolive Co.	474,137	36,442,170
Estee Lauder Companies Inc. (The) Class A	111,217	7,032,251
Procter & Gamble Co. (The)	1,107,665	66,426,670

		123,340,699

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P 500 Growth Index Fund

September 30, 2010

Security	Shares	Value
DISTRIBUTION & WHOLESALE – 0.29%
Fastenal Co.(b)	143,473	$7,631,329
W.W. Grainger Inc.	58,067	6,916,360

		14,547,689

DIVERSIFIED FINANCIAL SERVICES – 2.95%
American Express Co.	1,021,241	42,922,759
Ameriprise Financial Inc.	136,917	6,480,282
Charles Schwab Corp. (The)	456,192	6,341,069
CME Group Inc.	65,578	17,079,790
Federated Investors Inc. Class B	89,856	2,045,123
Franklin Resources Inc.	77,134	8,245,625
Goldman Sachs Group Inc. (The)	196,188	28,364,861
IntercontinentalExchange Inc.(a)	72,441	7,586,021
Invesco Ltd.(b)	457,658	9,716,079
Janus Capital Group Inc.	180,502	1,976,497
Legg Mason Inc.	47,005	1,424,721
NYSE Euronext Inc.	175,405	5,011,321
T. Rowe Price Group Inc.(b)	250,111	12,521,807

		149,715,955

ELECTRIC – 0.36%
AES Corp. (The)(a)	395,474	4,488,630
Exelon Corp.	244,891	10,427,459
NRG Energy Inc.(a)	152,627	3,177,694

		18,093,783

ELECTRICAL COMPONENTS & EQUIPMENT – 0.31%
Emerson Electric Co.	300,739	15,836,916

		15,836,916

ELECTRONICS – 0.72%
Agilent Technologies Inc.(a)	168,474	5,621,977
Amphenol Corp. Class A	169,033	8,279,236
FLIR Systems Inc.(a)	154,888	3,980,622
Thermo Fisher Scientific Inc.(a)	258,387	12,371,570
Waters Corp.(a)	89,813	6,356,964

		36,610,369

ENERGY – ALTERNATE SOURCES – 0.15%
First Solar Inc.(a)(b)	52,459	7,729,834

		7,729,834

ENTERTAINMENT – 0.05%
International Game Technology	163,899	2,368,341

		2,368,341

ENVIRONMENTAL CONTROL – 0.19%
Republic Services Inc.	127,883	3,899,153
Stericycle Inc.(a)(b)	83,556	5,805,471

		9,704,624

Security	Shares	Value

FOOD – 0.90%
Campbell Soup Co.	87,206	$3,117,614
ConAgra Foods Inc.	215,433	4,726,600
General Mills Inc.	325,833	11,905,938
H.J. Heinz Co.	154,848	7,335,150
Hershey Co. (The)	63,823	3,037,336
Kellogg Co.	149,651	7,558,872
McCormick & Co. Inc. NVS	61,016	2,565,113
Whole Foods Market Inc.(a)(b)	142,082	5,272,663

		45,519,286

FOREST PRODUCTS & PAPER – 0.26%
International Paper Co.	218,062	4,742,848
MeadWestvaco Corp.	166,516	4,059,660
Plum Creek Timber Co. Inc.(b)	64,306	2,270,002
Weyerhaeuser Co.	141,172	2,224,871

		13,297,381

HAND & MACHINE TOOLS – 0.13%
Stanley Black & Decker Inc.	105,487	6,464,243

		6,464,243

HEALTH CARE – PRODUCTS – 4.18%
Baxter International Inc.	285,076	13,600,976
Becton, Dickinson and Co.	117,462	8,703,934
C.R. Bard Inc.	51,805	4,218,481
DENTSPLY International Inc.	90,730	2,900,638
Intuitive Surgical Inc.(a)	38,381	10,890,225
Johnson & Johnson	1,424,199	88,243,370
Medtronic Inc.	1,053,534	35,377,672
Patterson Companies Inc.	54,248	1,554,205
St. Jude Medical Inc.(a)	320,045	12,590,570
Stryker Corp.	333,057	16,669,503
Varian Medical Systems Inc.(a)	118,523	7,170,642
Zimmer Holdings Inc.(a)	196,081	10,260,919

		212,181,135

HEALTH CARE – SERVICES – 0.81%
DaVita Inc.(a)	99,946	6,899,272
Laboratory Corp. of America Holdings(a)	100,168	7,856,176
Quest Diagnostics Inc.	82,815	4,179,673
UnitedHealth Group Inc.	625,213	21,951,229

		40,886,350

HOLDING COMPANIES – DIVERSIFIED – 0.03%
Leucadia National Corp.(a)	73,362	1,732,810

		1,732,810

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iShares S&P 500 Growth Index Fund

September 30, 2010

Security	Shares	Value

HOME FURNISHINGS – 0.04%
Harman International Industries Inc.(a)	68,142	$2,276,624

		2,276,624

HOUSEHOLD PRODUCTS & WARES – 0.37%
Clorox Co. (The)	63,377	4,231,049
Kimberly-Clark Corp.	227,627	14,807,136

		19,038,185

INSURANCE – 2.39%
Aflac Inc.	174,267	9,011,346
Berkshire Hathaway Inc. Class B(a)	928,198	76,743,411
CIGNA Corp.	265,573	9,502,202
Principal Financial Group Inc.	182,102	4,720,084
Prudential Financial Inc.	264,269	14,318,094
XL Group PLC	333,477	7,223,112

		121,518,249

INTERNET – 5.26%
Akamai Technologies Inc.(a)	177,013	8,882,512
Amazon.com Inc.(a)	345,146	54,208,631
eBay Inc.(a)	1,126,534	27,487,429
Expedia Inc.	203,070	5,728,605
Google Inc. Class A(a)	242,519	127,514,065
McAfee Inc.(a)	148,178	7,002,892
Priceline.com Inc.(a)	47,212	16,445,828
Symantec Corp.(a)	515,545	7,820,818
VeriSign Inc.(a)	68,663	2,179,364
Yahoo! Inc.(a)	696,543	9,870,014

		267,140,158

IRON & STEEL – 0.37%
AK Steel Holding Corp.	66,437	917,495
Allegheny Technologies Inc.	54,292	2,521,863
Cliffs Natural Resources Inc.	132,252	8,453,548
Nucor Corp.	187,366	7,157,381

		19,050,287

LEISURE TIME – 0.09%
Harley-Davidson Inc.	152,520	4,337,669

		4,337,669

LODGING – 0.55%
Marriott International Inc. Class A	192,325	6,891,005
Starwood Hotels & Resorts Worldwide Inc.	185,635	9,755,119
Wyndham Worldwide Corp.	175,213	4,813,101
Wynn Resorts Ltd.	73,257	6,356,510

		27,815,735

Security	Shares	Value
MACHINERY – 1.67%
Caterpillar Inc.	615,084	$48,394,809
Cummins Inc.	122,188	11,067,789
Deere & Co.	227,447	15,871,251
Flowserve Corp.	54,495	5,962,843
Rockwell Automation Inc.	56,927	3,514,104

		84,810,796

MANUFACTURING – 2.55%
3M Co.	375,699	32,576,860
Danaher Corp.	522,103	21,202,603
Dover Corp.	96,096	5,017,172
Honeywell International Inc.	753,372	33,103,166
Illinois Tool Works Inc.	324,229	15,245,248
ITT Corp.	178,780	8,372,267
Pall Corp.	52,008	2,165,613
Roper Industries Inc.	57,152	3,725,167
Tyco International Ltd.	223,301	8,201,846

		129,609,942

MEDIA – 1.82%
CBS Corp. Class B NVS	306,449	4,860,281
DIRECTV Class A(a)	845,639	35,203,952
Discovery Communications Inc. Series A(a)	218,835	9,530,264
Gannett Co. Inc.	72,893	891,481
McGraw-Hill Companies Inc. (The)	153,304	5,068,230
News Corp. Class A NVS	1,001,223	13,075,972
Scripps Networks Interactive Inc. Class A	45,525	2,166,080
Viacom Inc. Class B NVS	593,331	21,472,649

		92,268,909

METAL FABRICATE & HARDWARE – 0.35%
Precision Castparts Corp.	138,932	17,692,990

		17,692,990

MINING – 1.37%
Freeport-McMoRan Copper & Gold Inc.	458,953	39,189,997
Newmont Mining Corp.	480,369	30,171,977

		69,361,974

OIL & GAS – 7.77%
Anadarko Petroleum Corp.	482,856	27,546,935
Apache Corp.	355,392	34,743,122
Cabot Oil & Gas Corp.	59,930	1,804,492
Denbury Resources Inc.(a)	391,161	6,215,548
Devon Energy Corp.	169,768	10,990,780
Diamond Offshore Drilling Inc.	67,569	4,579,151
EOG Resources Inc.	247,292	22,990,737
EQT Corp.	70,118	2,528,455
Exxon Mobil Corp.	2,632,724	162,676,016
Helmerich & Payne Inc.	102,636	4,152,653
Murphy Oil Corp.	110,794	6,860,365
Nabors Industries Ltd.(a)	176,900	3,194,814
Noble Energy Inc.	170,535	12,805,473
Occidental Petroleum Corp.	792,408	62,045,546
Pioneer Natural Resources Co.	113,306	7,368,289
QEP Resources Inc.	109,592	3,303,103

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P 500 Growth Index Fund

September 30, 2010

Security	Shares	Value
Range Resources Corp.	156,359	$5,961,969
Rowan Companies Inc.(a)	111,935	3,398,347
Southwestern Energy Co.(a)	338,227	11,310,311

		394,476,106

OIL & GAS SERVICES – 2.98%
Baker Hughes Inc.	420,588	17,917,049
Cameron International Corp.(a)	236,052	10,140,794
FMC Technologies Inc.(a)	116,981	7,988,632
Halliburton Co.	444,343	14,694,423
National Oilwell Varco Inc.	409,393	18,205,707
Schlumberger Ltd.	1,332,988	82,125,391

		151,071,996

PACKAGING & CONTAINERS – 0.16%
Ball Corp.	57,019	3,355,568
Owens-Illinois Inc.(a)	82,174	2,305,803
Pactiv Corp.(a)	68,043	2,244,058

		7,905,429

PHARMACEUTICALS – 5.25%
Abbott Laboratories	798,363	41,706,483
Allergan Inc.	299,672	19,937,178
Bristol-Myers Squibb Co.	736,136	19,956,647
Cephalon Inc.(a)	33,094	2,066,389
Eli Lilly and Co.	514,183	18,783,105
Express Scripts Inc.(a)	529,181	25,771,115
Forest Laboratories Inc.(a)	181,869	5,625,208
Gilead Sciences Inc.(a)	818,171	29,135,069
Hospira Inc.(a)	162,970	9,290,920
Mead Johnson Nutrition Co. Class A	83,467	4,750,107
Medco Health Solutions Inc.(a)	423,079	22,025,493
Merck & Co. Inc.	1,561,265	57,470,165
Mylan Inc.(a)(b)	302,478	5,689,611
Watson Pharmaceuticals Inc.(a)	104,929	4,439,546

		266,647,036

PIPELINES – 0.09%
El Paso Corp.	365,287	4,522,253

		4,522,253

REAL ESTATE – 0.10%
CB Richard Ellis Group Inc. Class A(a)	283,700	5,186,036

		5,186,036

REAL ESTATE INVESTMENT TRUSTS – 1.54%
Apartment Investment and Management Co. Class A	38,796	829,459
AvalonBay Communities Inc.	38,362	3,986,963
Boston Properties Inc.	50,457	4,193,986
Equity Residential	105,291	5,008,693
HCP Inc.(b)	302,378	10,879,560
Health Care REIT Inc.	49,363	2,336,844
ProLogis	463,145	5,455,848
Public Storage	66,453	6,448,599

Security	Shares	Value
Simon Property Group Inc.	285,678	$26,493,778
Ventas Inc.(b)	152,836	7,881,753
Vornado Realty Trust(b)	55,631	4,758,119

		78,273,602

RETAIL – 4.45%
Abercrombie & Fitch Co. Class A	85,513	3,362,371
AutoZone Inc.(a)	27,913	6,389,565
Bed Bath & Beyond Inc.(a)	257,847	11,193,138
Best Buy Co. Inc.	337,555	13,782,371
CarMax Inc.(a)	218,039	6,074,567
Darden Restaurants Inc.	86,796	3,713,133
GameStop Corp. Class A(a)(b)	87,172	1,718,160
Gap Inc. (The)	239,061	4,456,097
Kohl’s Corp.(a)	300,840	15,848,251
Limited Brands Inc.	121,777	3,261,188
McDonald’s Corp.	550,333	41,005,312
Nordstrom Inc.	165,317	6,149,792
O’Reilly Automotive Inc.(a)	135,289	7,197,375
Ross Stores Inc.	117,325	6,408,291
Staples Inc.	448,441	9,381,386
Starbucks Corp.	722,064	18,470,397
Tiffany & Co.(b)	123,212	5,789,732
TJX Companies Inc. (The)	390,904	17,446,045
Urban Outfitters Inc.(a)	125,999	3,961,409
Walgreen Co.	569,682	19,084,347
Yum! Brands Inc.	455,614	20,985,581

		225,678,508

SAVINGS & LOANS – 0.12%
Hudson City Bancorp Inc.	511,779	6,274,411

		6,274,411

SEMICONDUCTORS – 2.74%
Advanced Micro Devices Inc.(a)(b)	281,904	2,004,337
Altera Corp.	299,084	9,020,373
Analog Devices Inc.	162,150	5,088,267
Applied Materials Inc.	431,267	5,037,199
Broadcom Corp. Class A	437,209	15,472,826
Intel Corp.	2,390,117	45,961,950
KLA-Tencor Corp.	71,785	2,528,986
Linear Technology Corp.	219,827	6,755,284
LSI Corp.(a)	299,154	1,364,142
Microchip Technology Inc.	101,096	3,179,469
Micron Technology Inc.(a)(b)	392,457	2,829,615
National Semiconductor Corp.	105,188	1,343,251
Novellus Systems Inc.(a)	41,520	1,103,602
NVIDIA Corp.(a)	560,751	6,549,572
QLogic Corp.(a)	107,157	1,890,249
Teradyne Inc.(a)	173,535	1,933,180
Texas Instruments Inc.	746,281	20,254,066
Xilinx Inc.(b)	251,765	6,699,467

		139,015,835

SOFTWARE – 7.73%
Adobe Systems Inc.(a)	512,435	13,400,175

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iShares S&P 500 Growth Index Fund

September 30, 2010

Security	Shares	Value
Autodesk Inc.(a)	221,103	$7,068,663
Automatic Data Processing Inc.	211,169	8,875,433
BMC Software Inc.(a)	174,059	7,045,908
CA Inc.	221,713	4,682,578
Cerner Corp.(a)(b)	69,494	5,836,801
Citrix Systems Inc.(a)	182,361	12,444,315
Compuware Corp.(a)	102,360	873,131
Dun & Bradstreet Corp. (The)	48,862	3,622,629
Electronic Arts Inc.(a)	118,983	1,954,891
Fiserv Inc.(a)	87,538	4,711,295
Intuit Inc.(a)	275,824	12,083,849
Microsoft Corp.	7,429,068	181,937,875
Oracle Corp.	3,775,669	101,376,713
Paychex Inc.	175,310	4,819,272
Red Hat Inc.(a)	183,904	7,540,064
Salesforce.com Inc.(a)	114,067	12,752,691
Total System Services Inc.	78,883	1,202,177

		392,228,460

TELECOMMUNICATIONS – 6.84%
American Tower Corp. Class A(a)	391,367	20,061,473
AT&T Inc.	2,882,341	82,434,953
Cisco Systems Inc.(a)	5,571,626	122,018,609
Corning Inc.	1,523,544	27,850,384
Harris Corp.	78,939	3,496,208
JDS Uniphase Corp.(a)	137,318	1,701,370
Juniper Networks Inc.(a)	507,261	15,395,371
QUALCOMM Inc.	1,565,996	70,657,740
Tellabs Inc.	132,768	989,122
Windstream Corp.	202,946	2,494,206

		347,099,436

TOYS, GAMES & HOBBIES – 0.22%
Hasbro Inc.	136,973	6,096,668
Mattel Inc.	206,332	4,840,549

		10,937,217

TRANSPORTATION – 1.71%
C.H. Robinson Worldwide Inc.	103,935	7,267,135
CSX Corp.	233,354	12,909,143
Expeditors International of Washington Inc.	107,363	4,963,392
Norfolk Southern Corp.	154,326	9,183,940
Union Pacific Corp.	281,555	23,031,199
United Parcel Service Inc. Class B	444,603	29,650,574

		87,005,383

TOTAL COMMON STOCKS (Cost: $4,926,651,139)		5,067,420,612

SHORT-TERM INVESTMENTS – 1.64%

MONEY MARKET FUNDS – 1.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%(c)(d)(e)	65,548,395	65,548,395

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(c)(d)(e)	13,285,998	$13,285,998
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(c)(d)	4,158,656	4,158,656

		82,993,049

TOTAL SHORT-TERM INVESTMENTS (Cost: $82,993,049)		82,993,049

TOTAL INVESTMENTS IN SECURITIES – 101.47% (Cost: $5,009,644,188)		5,150,413,661

Other Assets, Less Liabilities – (1.47)%		(74,401,899)

NET ASSETS – 100.00%		$5,076,011,762

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares S&P 500 Value Index Fund

September 30, 2010

Security	Shares	Value

COMMON STOCKS – 99.80%

ADVERTISING – 0.18%
Interpublic Group of Companies Inc. (The)(a)	354,313	$3,553,759
Omnicom Group Inc.	80,351	3,172,258

		6,726,017

AEROSPACE & DEFENSE – 2.03%
Boeing Co. (The)	322,220	21,440,519
General Dynamics Corp.	123,583	7,762,248
L-3 Communications Holdings Inc.	82,652	5,973,260
Lockheed Martin Corp.	214,592	15,296,118
Northrop Grumman Corp.	212,415	12,878,722
Raytheon Co.	270,092	12,345,905

		75,696,772

AGRICULTURE – 2.52%
Altria Group Inc.	1,038,102	24,935,210
Archer-Daniels-Midland Co.	461,557	14,732,900
Lorillard Inc.	65,727	5,278,535
Philip Morris International Inc.	740,999	41,510,764
Reynolds American Inc.	122,335	7,265,476

		93,722,885

AIRLINES – 0.19%
Southwest Airlines Co.	537,108	7,020,002

		7,020,002

APPAREL – 0.33%
Nike Inc. Class B	117,179	9,390,725
VF Corp.	34,949	2,831,568

		12,222,293

AUTO MANUFACTURERS – 0.90%
Ford Motor Co.(a)(b)	1,713,255	20,970,241
PACCAR Inc.	263,178	12,672,021

		33,642,262

AUTO PARTS & EQUIPMENT – 0.45%
Goodyear Tire & Rubber Co. (The)(a)	176,940	1,902,105
Johnson Controls Inc.	486,095	14,825,898

		16,728,003

BANKS – 9.12%
Bank of America Corp.	7,243,641	94,964,134
Bank of New York Mellon Corp. (The)	876,470	22,902,161
BB&T Corp.	500,287	12,046,911
Comerica Inc.	127,623	4,741,194
Fifth Third Bancorp	576,442	6,934,597
First Horizon National Corp.(a)	167,802	1,914,621
Huntington Bancshares Inc.	515,579	2,923,333

Security	Shares	Value
KeyCorp	634,654	$5,051,846
M&T Bank Corp.(b)	61,881	5,062,485
Marshall & Ilsley Corp.	382,246	2,691,012
Northern Trust Corp.	65,002	3,135,697
PNC Financial Services Group Inc. (The)(c)	379,306	19,689,775
Regions Financial Corp.	907,690	6,598,906
State Street Corp.	362,326	13,645,197
SunTrust Banks Inc.	360,946	9,323,235
U.S. Bancorp	1,384,055	29,923,269
Wells Fargo & Co.	3,778,111	94,943,929
Zions Bancorporation	124,956	2,669,060

		339,161,362

BEVERAGES – 0.44%
Brown-Forman Corp. Class B NVS	35,114	2,164,427
Coca-Cola Enterprises Inc.	119,205	3,695,355
Constellation Brands Inc. Class A(a)	127,660	2,258,305
Dr Pepper Snapple Group Inc.	84,444	2,999,451
Molson Coors Brewing Co. Class B NVS	114,427	5,403,243

		16,520,781

BIOTECHNOLOGY – 0.67%
Amgen Inc.(a)	332,146	18,304,566
Genzyme Corp.(a)	91,998	6,512,539

		24,817,105

BUILDING MATERIALS – 0.08%
Masco Corp.	258,417	2,845,171

		2,845,171

CHEMICALS – 1.43%
Air Products and Chemicals Inc.	67,295	5,573,372
Airgas Inc.	21,887	1,487,222
Dow Chemical Co. (The)	837,342	22,993,411
E.I. du Pont de Nemours and Co.	301,048	13,432,762
Eastman Chemical Co.	52,249	3,866,426
PPG Industries Inc.	40,542	2,951,457
Sherwin-Williams Co. (The)	38,469	2,890,561

		53,195,211

COMMERCIAL SERVICES – 0.78%
Equifax Inc.	44,619	1,392,113
H&R Block Inc.	146,360	1,895,362
Iron Mountain Inc.	65,901	1,472,228
McKesson Corp.	188,753	11,661,160
Monster Worldwide Inc.(a)	46,896	607,772
Moody’s Corp.	75,548	1,887,189
Quanta Services Inc.(a)	152,906	2,917,447
R.R. Donnelley & Sons Co.	148,965	2,526,447
Robert Half International Inc.	51,799	1,346,774
SAIC Inc.(a)	211,254	3,375,839

		29,082,331

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iShares S&P 500 Value Index Fund

September 30, 2010

Security	Shares	Value
COMPUTERS – 1.20%
Computer Sciences Corp.	44,674	$2,055,004
Dell Inc.(a)	1,221,463	15,830,160
Hewlett-Packard Co.	507,527	21,351,661
Lexmark International Inc. Class A(a)	57,109	2,548,204
SanDisk Corp.(a)	74,528	2,731,451

		44,516,480

COSMETICS & PERSONAL CARE – 1.98%
Procter & Gamble Co. (The)	1,229,491	73,732,575

		73,732,575

DISTRIBUTION & WHOLESALE – 0.14%
Genuine Parts Co.	113,744	5,071,845

		5,071,845

DIVERSIFIED FINANCIAL SERVICES – 7.52%
Ameriprise Financial Inc.	79,761	3,775,088
Capital One Financial Corp.	329,766	13,042,245
Charles Schwab Corp. (The)	378,738	5,264,458
Citigroup Inc.(a)	17,151,656	66,891,458
Discover Financial Services	392,619	6,548,885
E*TRADE Financial Corp.(a)	144,642	2,103,095
Franklin Resources Inc.	48,666	5,202,395
Goldman Sachs Group Inc. (The)	227,061	32,828,479
JPMorgan Chase & Co.	2,862,528	108,976,441
Legg Mason Inc.	77,151	2,338,447
Morgan Stanley	1,008,520	24,890,274
NASDAQ OMX Group Inc. (The)(a)	103,725	2,015,377
NYSE Euronext Inc.	58,505	1,671,488
SLM Corp.(a)	349,534	4,037,118

		279,585,248

ELECTRIC – 6.47%
AES Corp. (The)(a)	188,678	2,141,495
Allegheny Energy Inc.	123,100	3,018,412
Ameren Corp.	172,529	4,899,824
American Electric Power Co. Inc.	346,143	12,540,761
CenterPoint Energy Inc.	303,880	4,776,994
CMS Energy Corp.	165,297	2,978,652
Consolidated Edison Inc.	204,050	9,839,291
Constellation Energy Group Inc.	146,266	4,715,616
Dominion Resources Inc.	425,320	18,569,471
DTE Energy Co.	122,050	5,605,756
Duke Energy Corp.	952,037	16,860,575
Edison International	234,979	8,080,928
Entergy Corp.	134,880	10,322,366
Exelon Corp.	295,869	12,598,102
FirstEnergy Corp.	219,954	8,477,027
Integrys Energy Group Inc.	55,786	2,904,219
NextEra Energy Inc.	300,218	16,328,857
Northeast Utilities	127,580	3,772,541
NRG Energy Inc.(a)	70,350	1,464,687
Pepco Holdings Inc.	162,078	3,014,651
PG&E Corp.	282,104	12,813,164
Pinnacle West Capital Corp.	78,025	3,220,092
PPL Corp.	348,516	9,490,091
Progress Energy Inc.	211,237	9,383,148
Public Service Enterprise Group Inc.	365,292	12,083,859

Security	Shares	Value
SCANA Corp.	81,639	$3,291,684
Southern Co.	599,726	22,333,796
TECO Energy Inc.	153,889	2,665,357
Wisconsin Energy Corp.	84,346	4,875,199
Xcel Energy Inc.	331,645	7,617,886

		240,684,501

ELECTRICAL COMPONENTS & EQUIPMENT – 0.51%
Emerson Electric Co.	320,487	16,876,845
Molex Inc.	98,814	2,068,177

		18,945,022

ELECTRONICS – 0.35%
Agilent Technologies Inc.(a)	124,449	4,152,863
Jabil Circuit Inc.	140,454	2,023,942
PerkinElmer Inc.	86,026	1,990,642
Thermo Fisher Scientific Inc.(a)	102,962	4,929,820

		13,097,267

ENGINEERING & CONSTRUCTION – 0.27%
Fluor Corp.	129,385	6,408,439
Jacobs Engineering Group Inc.(a)	90,870	3,516,669

		9,925,108

ENTERTAINMENT – 0.04%
International Game Technology	95,107	1,374,296

		1,374,296

ENVIRONMENTAL CONTROL – 0.43%
Republic Services Inc.	126,105	3,844,942
Waste Management Inc.	344,695	12,319,399

		16,164,341

FOOD – 3.12%
Campbell Soup Co.	75,950	2,715,212
ConAgra Foods Inc.	158,730	3,482,536
Dean Foods Co.(a)	132,299	1,350,773
General Mills Inc.	222,564	8,132,488
H.J. Heinz Co.	114,948	5,445,087
Hershey Co. (The)	64,683	3,078,264
Hormel Foods Corp.	50,108	2,234,817
J.M. Smucker Co. (The)	86,583	5,240,869
Kellogg Co.	76,881	3,883,259
Kraft Foods Inc. Class A	1,259,091	38,855,548
Kroger Co. (The)	463,559	10,040,688
McCormick & Co. Inc. NVS	50,694	2,131,176
Safeway Inc.	275,518	5,829,961
Sara Lee Corp.	479,063	6,433,816
SUPERVALU Inc.	154,758	1,784,360
Sysco Corp.	424,784	12,114,840
Tyson Foods Inc. Class A	215,162	3,446,895

		116,200,589

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P 500 Value Index Fund

September 30, 2010

Security	Shares	Value
FOREST PRODUCTS & PAPER – 0.28%
International Paper Co.	154,587	$3,362,267
Plum Creek Timber Co. Inc.(b)	68,419	2,415,191
Weyerhaeuser Co.	283,117	4,461,924

		10,239,382

GAS – 0.39%
Nicor Inc.	32,434	1,486,126
NiSource Inc.	201,510	3,506,274
Sempra Energy	178,767	9,617,665

		14,610,065

HAND & MACHINE TOOLS – 0.12%
Snap-on Inc.	42,022	1,954,443
Stanley Black & Decker Inc.	42,133	2,581,910

		4,536,353

HEALTH CARE – PRODUCTS – 2.39%
Baxter International Inc.	210,947	10,064,282
Becton, Dickinson and Co.	80,451	5,961,419
Boston Scientific Corp.(a)	1,093,308	6,701,978
C.R. Bard Inc.	29,061	2,366,437
CareFusion Corp.(a)	160,380	3,983,839
DENTSPLY International Inc.	36,537	1,168,088
Johnson & Johnson	934,592	57,907,320
Patterson Companies Inc.	28,038	803,289

		88,956,652

HEALTH CARE – SERVICES – 1.36%
Aetna Inc.	301,348	9,525,610
Coventry Health Care Inc.(a)	107,613	2,316,908
Humana Inc.(a)	122,187	6,138,675
Quest Diagnostics Inc.	44,465	2,244,149
Tenet Healthcare Corp.(a)	352,633	1,664,428
UnitedHealth Group Inc.	349,013	12,253,846
WellPoint Inc.(a)	288,598	16,346,191

		50,489,807

HOLDING COMPANIES – DIVERSIFIED – 0.06%
Leucadia National Corp.(a)	88,795	2,097,338

		2,097,338

HOME BUILDERS – 0.17%
D.R. Horton Inc.	203,564	2,263,632
Lennar Corp. Class A	114,866	1,766,639
Pulte Group Inc.(a)	244,738	2,143,905

		6,174,176

HOME FURNISHINGS – 0.12%
Whirlpool Corp.	54,708	4,429,160

		4,429,160

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES - 0.54%
Avery Dennison Corp.	79,422	$2,948,145
Clorox Co. (The)	53,069	3,542,886
Fortune Brands Inc.	109,687	5,399,891
Kimberly-Clark Corp.	127,067	8,265,708

		20,156,630

HOUSEWARES – 0.10%
Newell Rubbermaid Inc.	201,408	3,587,076

		3,587,076

INSURANCE – 5.95%
ACE Ltd.	244,658	14,251,328
Aflac Inc.	210,744	10,897,572
Allstate Corp. (The)	388,470	12,256,228
American International Group Inc.(a)(b)	97,181	3,799,777
Aon Corp.	194,472	7,605,800
Assurant Inc.	76,911	3,130,278
Berkshire Hathaway Inc. Class B(a)	561,979	46,464,424
Chubb Corp.	227,087	12,941,688
Cincinnati Financial Corp.(b)	116,832	3,370,603
Genworth Financial Inc. Class A(a)	353,066	4,314,467
Hartford Financial Services Group Inc. (The)	321,594	7,380,582
Lincoln National Corp.	228,513	5,466,031
Loews Corp.	229,500	8,698,050
Marsh & McLennan Companies Inc.	391,647	9,446,526
MetLife Inc.	654,576	25,168,447
Principal Financial Group Inc.	96,493	2,501,099
Progressive Corp. (The)	482,003	10,059,403
Prudential Financial Inc.	141,349	7,658,289
Torchmark Corp.	58,173	3,091,313
Travelers Companies Inc. (The)	339,314	17,678,259
Unum Group	235,941	5,226,093

		221,406,257

INTERNET – 0.31%
Symantec Corp.(a)	187,090	2,838,155
VeriSign Inc.(a)	75,294	2,389,832
Yahoo! Inc.(a)	457,522	6,483,087

		11,711,074

IRON & STEEL – 0.26%
AK Steel Holding Corp.	31,232	431,314
Allegheny Technologies Inc.	31,625	1,468,981
Nucor Corp.	89,151	3,405,568
United States Steel Corp.(b)	103,512	4,537,966

		9,843,829

LEISURE TIME – 0.37%
Carnival Corp.	313,820	11,991,062
Harley-Davidson Inc.	57,114	1,624,322

		13,615,384

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iShares S&P 500 Value Index Fund

September 30, 2010

Security	Shares	Value
LODGING – 0.06%
Marriott International Inc. Class A	64,574	$2,313,686

		2,313,686

MACHINERY – 0.49%
Cummins Inc.	53,104	4,810,160
Deere & Co.	137,714	9,609,683
Rockwell Automation Inc.	60,290	3,721,702

		18,141,545

MANUFACTURING – 5.14%
3M Co.	236,824	20,535,009
Dover Corp.	63,486	3,314,604
Eastman Kodak Co.(a)(b)	197,164	828,089
Eaton Corp.	121,067	9,986,817
General Electric Co.	7,718,186	125,420,523
Illinois Tool Works Inc.	123,573	5,810,402
Leggett & Platt Inc.	104,969	2,389,094
Pall Corp.	45,310	1,886,708
Parker Hannifin Corp.	116,210	8,141,673
Roper Industries Inc.	26,059	1,698,526
Textron Inc.(b)	198,348	4,078,035
Tyco International Ltd.	194,029	7,126,685

		191,216,165

MEDIA – 4.00%
CBS Corp. Class B NVS	265,983	4,218,490
Comcast Corp. Class A	2,026,145	36,632,701
Discovery Communications Inc. Series A(a)	43,294	1,885,454
Gannett Co. Inc.	117,879	1,441,660
McGraw-Hill Companies Inc. (The)	109,045	3,605,028
Meredith Corp.	26,794	892,508
New York Times Co. (The) Class A(a)	85,935	665,137
News Corp. Class A NVS	905,516	11,826,039
Scripps Networks Interactive Inc. Class A	30,729	1,462,086
Time Warner Cable Inc.	256,514	13,849,191
Time Warner Inc.	811,831	24,882,620
Walt Disney Co. (The)	1,380,762	45,717,030
Washington Post Co. (The) Class B	4,275	1,707,478

		148,785,422

MINING – 0.37%
Alcoa Inc.	737,297	8,928,667
Titanium Metals Corp.(a)	65,465	1,306,681
Vulcan Materials Co.(b)	92,375	3,410,485

		13,645,833

OFFICE & BUSINESS EQUIPMENT – 0.36%
Pitney Bowes Inc.	149,495	3,196,203
Xerox Corp.	998,522	10,334,703

		13,530,906

OIL & GAS – 9.66%
Cabot Oil & Gas Corp.	30,717	924,889

Security	Shares	Value
Chesapeake Energy Corp.	472,402	$10,699,905
Chevron Corp.	1,451,482	117,642,616
ConocoPhillips	1,070,874	61,500,294
Devon Energy Corp.	188,436	12,199,347
EQT Corp.	56,354	2,032,125
Exxon Mobil Corp.	1,727,661	106,752,173
Hess Corp.	211,024	12,475,739
Marathon Oil Corp.	512,345	16,958,619
Murphy Oil Corp.	57,018	3,530,555
Nabors Industries Ltd.(a)	74,087	1,338,011
QEP Resources Inc.	45,655	1,376,042
Sunoco Inc.	86,854	3,170,171
Tesoro Corp.	103,282	1,379,847
Valero Energy Corp.	408,203	7,147,635

		359,127,968

OIL & GAS SERVICES – 0.29%
Halliburton Co.	328,804	10,873,548

		10,873,548

PACKAGING & CONTAINERS – 0.26%
Ball Corp.	23,911	1,407,162
Bemis Co. Inc.	78,587	2,495,137
Owens-Illinois Inc.(a)	56,297	1,579,694
Pactiv Corp.(a)	47,578	1,569,123
Sealed Air Corp.	114,725	2,579,018

		9,630,134

PHARMACEUTICALS – 6.00%
Abbott Laboratories	523,905	27,368,797
AmerisourceBergen Corp.	201,320	6,172,471
Bristol-Myers Squibb Co.	693,287	18,795,011
Cardinal Health Inc.	253,530	8,376,631
Cephalon Inc.(a)	29,718	1,855,592
Eli Lilly and Co.	351,663	12,846,249
Forest Laboratories Inc.(a)	72,202	2,233,208
King Pharmaceuticals Inc.(a)	181,746	1,810,190
Mead Johnson Nutrition Co. Class A	85,499	4,865,748
Merck & Co. Inc.	1,066,459	39,256,356
Pfizer Inc.	5,802,988	99,637,304

		223,217,557

PIPELINES – 0.67%
El Paso Corp.	237,786	2,943,791
ONEOK Inc.	76,681	3,453,712
Spectra Energy Corp.	467,854	10,550,108
Williams Companies Inc. (The)	421,812	8,060,827

		25,008,438

REAL ESTATE INVESTMENT TRUSTS – 1.12%
Apartment Investment and Management Co. Class A	55,838	1,193,816
AvalonBay Communities Inc.	33,050	3,434,887
Boston Properties Inc.	63,166	5,250,358
Equity Residential	127,181	6,050,000
Health Care REIT Inc.	59,727	2,827,476
Host Hotels & Resorts Inc.(b)	475,003	6,878,044

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares S&P 500 Value Index Fund

September 30, 2010

Security	Shares	Value
Kimco Realty Corp.	292,655	$4,609,316
Public Storage	51,311	4,979,219
Vornado Realty Trust	76,133	6,511,656

		41,734,772

RETAIL – 7.77%
AutoNation Inc.(a)(b)	44,840	1,042,530
Big Lots Inc.(a)	54,293	1,805,242
Costco Wholesale Corp.	317,031	20,445,329
CVS Caremark Corp.	980,548	30,857,846
Darden Restaurants Inc.	35,647	1,524,979
Family Dollar Stores Inc.	95,714	4,226,730
GameStop Corp. Class A(a)(b)	42,519	838,050
Gap Inc. (The)	139,610	2,602,330
Home Depot Inc. (The)	1,202,228	38,086,583
J.C. Penney Co. Inc.	170,329	4,629,542
Limited Brands Inc.	101,918	2,729,364
Lowe’s Companies Inc.	1,013,080	22,581,553
Macy’s Inc.	304,264	7,025,456
McDonald’s Corp.	361,146	26,908,988
Office Depot Inc.(a)	197,629	909,093
RadioShack Corp.	89,813	1,915,711
Sears Holdings Corp.(a)(b)	31,907	2,301,771
Staples Inc.	194,354	4,065,886
Target Corp.	520,836	27,833,476
Wal-Mart Stores Inc.	1,443,919	77,278,545
Walgreen Co.	281,045	9,415,008

		289,024,012

SAVINGS & LOANS – 0.09%
People’s United Financial Inc.	267,809	3,505,620

		3,505,620

SEMICONDUCTORS – 2.03%
Advanced Micro Devices Inc.(a)	201,123	1,429,984
Analog Devices Inc.	95,286	2,990,075
Applied Materials Inc.	646,300	7,548,784
Intel Corp.	2,251,026	43,287,230
KLA-Tencor Corp.	67,859	2,390,673
LSI Corp.(a)	243,186	1,108,928
MEMC Electronic Materials Inc.(a)	165,349	1,970,960
Microchip Technology Inc.(b)	59,579	1,873,759
Micron Technology Inc.(a)(b)	327,949	2,364,512
National Semiconductor Corp.	94,795	1,210,532
Novellus Systems Inc.(a)	35,432	941,783
Texas Instruments Inc.	310,641	8,430,797

		75,548,017

SOFTWARE – 0.72%
Automatic Data Processing Inc.	198,931	8,361,070
CA Inc.	113,969	2,407,025
Compuware Corp.(a)	85,958	733,222
Electronic Arts Inc.(a)	151,218	2,484,512
Fidelity National Information Services Inc.	190,149	5,158,742
Fiserv Inc.(a)	43,052	2,317,059
Novell Inc.(a)	254,919	1,521,866
Paychex Inc.	101,820	2,799,032

Security	Shares	Value
Total System Services Inc.	61,331	$934,684

		26,717,212

TELECOMMUNICATIONS – 4.90%
AT&T Inc.	2,132,920	61,001,512
CenturyLink Inc.	217,634	8,587,838
Frontier Communications Corp.	715,992	5,849,655
Harris Corp.	34,689	1,536,376
JDS Uniphase Corp.(a)	58,166	720,677
MetroPCS
Communications Inc.(a)(b)	189,808	1,985,392
Motorola Inc.(a)	1,684,963	14,372,734
Qwest Communications International Inc.	1,255,724	7,873,389
Sprint Nextel Corp.(a)	2,152,606	9,966,566
Tellabs Inc.	177,221	1,320,296
Verizon Communications Inc.	2,040,696	66,506,282
Windstream Corp.	197,676	2,429,438

		182,150,155

TEXTILES – 0.07%
Cintas Corp.	95,649	2,635,130

		2,635,130

TOYS, GAMES & HOBBIES – 0.07%
Mattel Inc.	105,888	2,484,132

		2,484,132

TRANSPORTATION – 2.16%
C.H. Robinson Worldwide Inc.	43,188	3,019,705
CSX Corp.	101,420	5,610,554
Expeditors International of Washington Inc.	73,536	3,399,569
FedEx Corp.	227,075	19,414,913
Norfolk Southern Corp.	151,689	9,027,012
Ryder System Inc.	38,266	1,636,637
Union Pacific Corp.	150,874	12,341,493
United Parcel Service Inc. Class B	386,214	25,756,612

		80,206,495

TOTAL COMMON STOCKS (Cost: $4,119,526,143)		3,712,027,397

SHORT-TERM INVESTMENTS – 1.39%

MONEY MARKET FUNDS – 1.39%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%(c)(d)(e)	40,639,543	40,639,543
BlackRock Cash Funds: Prime, SL Agency Shares
0.29%(c)(d)(e)	8,237,225	8,237,225

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iShares S&P 500 Value Index Fund

September 30, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%(c)(d)	2,817,336	$2,817,336

		51,694,104

TOTAL SHORT-TERM INVESTMENTS (Cost: $51,694,104)		51,694,104

TOTAL INVESTMENTS IN SECURITIES – 101.19% (Cost: $4,171,220,247)		3,763,721,501

Other Assets, Less Liabilities – (1.19)%		(44,292,123)

NET ASSETS – 100.00%		$3,719,429,378

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares® Russell 1000 Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.86%

ADVERTISING – 0.16%
Clear Channel Outdoor Holdings Inc. Class A(a)	19,020	$217,398
Interpublic Group of Companies Inc. (The)(a)	230,458	2,311,494
Lamar Advertising Co. Class A(a)(b)	27,241	866,809
Omnicom Group Inc.	144,788	5,716,230
		9,111,931

AEROSPACE & DEFENSE – 1.98%
Alliant Techsystems Inc.(a)	15,536	1,171,414
BE Aerospace Inc.(a)	45,306	1,373,225
Boeing Co. (The)	357,804	23,808,278
General Dynamics Corp.	162,905	10,232,063
Goodrich Corp.	59,060	4,354,494
L-3 Communications Holdings Inc.	54,506	3,939,149
Lockheed Martin Corp.	145,730	10,387,635
Northrop Grumman Corp.	141,964	8,607,277
Raytheon Co.	179,654	8,211,984
Rockwell Collins Inc.	74,113	4,317,082
Spirit AeroSystems Holdings Inc. Class A(a)	49,919	994,886
TransDigm Group Inc.	23,186	1,438,691
United Technologies Corp.	439,820	31,328,379
		110,164,557

AGRICULTURE – 1.96%
Altria Group Inc.	981,661	23,579,497
Archer-Daniels-Midland Co.	303,139	9,676,197
Bunge Ltd.	67,981	4,021,756
Lorillard Inc.	72,106	5,790,833
Monsanto Co.	257,181	12,326,685
Philip Morris International Inc.	872,892	48,899,410
Reynolds American Inc.	79,224	4,705,113
		108,999,491

AIRLINES – 0.25%
AMR Corp.(a)	156,253	979,706
Continental Airlines Inc. Class B(a)	65,727	1,632,659
Copa Holdings SA Class A	14,532	783,420
Delta Air Lines Inc.(a)	372,774	4,339,089
Southwest Airlines Co.	351,314	4,591,674
United Continental Holdings Inc.	79,346	1,874,946
		14,201,494

APPAREL – 0.53%
Coach Inc.	143,871	6,180,698
Guess? Inc.	30,374	1,234,096
Hanesbrands Inc.(a)	44,860	1,160,080
Nike Inc. Class B	169,647	13,595,510
Phillips-Van Heusen Corp.	26,581	1,599,113
Polo Ralph Lauren Corp.	26,342	2,367,092
VF Corp.	41,537	3,365,328
		29,501,917

Security	Shares	Value
AUTO MANUFACTURERS – 0.54%
Ford Motor Co.(a)(b)	1,572,077	$19,242,223
Navistar International Corp.(a)	33,541	1,463,729
Oshkosh Corp.(a)	42,238	1,161,545
PACCAR Inc.	172,001	8,281,848
Tesla Motors Inc.(a)	7,019	143,223
		30,292,568

AUTO PARTS & EQUIPMENT – 0.38%
Autoliv Inc.	40,227	2,628,030
BorgWarner Inc.(a)	55,418	2,916,095
Federal-Mogul Corp. Class A(a)	9,468	179,040
Goodyear Tire & Rubber Co. (The)(a)	115,011	1,236,368
Johnson Controls Inc.	317,121	9,672,190
Lear Corp.(a)	23,345	1,842,621
TRW Automotive Holdings Corp.(a)	36,955	1,535,850
WABCO Holdings Inc.(a)	30,234	1,268,014
		21,278,208

BANKS – 4.22%
Associated Banc-Corp	81,166	1,070,580
BancorpSouth Inc.	39,094	554,353
Bank of America Corp.	4,729,194	61,999,733
Bank of Hawaii Corp.	22,591	1,014,788
Bank of New York Mellon Corp. (The)	571,862	14,942,754
BB&T Corp.	326,296	7,857,208
BOK Financial Corp.	11,848	534,700
CapitalSource Inc.	151,556	809,309
City National Corp.	21,474	1,139,625
Comerica Inc.	83,028	3,084,490
Commerce Bancshares Inc.	34,147	1,283,586
Cullen/Frost Bankers Inc.	24,666	1,328,757
East West Bancorp Inc.	69,624	1,133,479
Fifth Third Bancorp	375,088	4,512,309
First Citizens BancShares Inc. Class A	2,562	474,662
First Horizon National Corp.(a)	109,893	1,253,879
Fulton Financial Corp.	93,136	843,812
Huntington Bancshares Inc.	337,631	1,914,368
KeyCorp	414,004	3,295,472
M&T Bank Corp.(b)	34,666	2,836,025
Marshall & Ilsley Corp.	248,400	1,748,736
Northern Trust Corp.	114,108	5,504,570
PNC Financial Services Group Inc. (The)(c)	247,950	12,871,085
Popular Inc.(a)	482,118	1,398,142
Regions Financial Corp.	591,381	4,299,340
State Street Corp.	236,505	8,906,778
SunTrust Banks Inc.	235,741	6,089,190
Synovus Financial Corp.	368,408	906,284
TCF Financial Corp.	66,836	1,082,075
U.S. Bancorp	903,583	19,535,464
Valley National Bancorp	75,639	975,743
Wells Fargo & Co.	2,293,785	57,642,817
Wilmington Trust Corp.	42,655	383,042
Zions Bancorporation	81,759	1,746,372
		234,973,527

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2010

Security	Shares	Value
BEVERAGES – 2.30%
Brown-Forman Corp. Class B NVS	50,034	$3,084,096
Coca-Cola Co. (The)	992,838	58,100,880
Coca-Cola Enterprises Inc.	150,418	4,662,958
Constellation Brands Inc. Class A(a)	86,376	1,527,991
Dr Pepper Snapple Group Inc.	115,711	4,110,055
Green Mountain Coffee Roasters Inc.(a)(b)	52,092	1,624,749
Hansen Natural Corp.(a)	31,120	1,450,814
Molson Coors Brewing Co. Class B NVS	62,195	2,936,848
PepsiCo Inc.	760,200	50,507,688
		128,006,079

BIOTECHNOLOGY – 1.30%
Abraxis BioScience Inc.(a)	3,418	264,348
Alexion Pharmaceuticals Inc.(a)	42,246	2,718,953
Amgen Inc.(a)	451,555	24,885,196
Bio-Rad Laboratories Inc. Class A(a)	9,213	833,869
Biogen Idec Inc.(a)	114,107	6,403,685
Celgene Corp.(a)	217,240	12,515,196
Charles River Laboratories International Inc.(a)(b)	31,122	1,031,694
Genzyme Corp.(a)	125,788	8,904,532
Human Genome Sciences Inc.(a)	88,387	2,633,049
Illumina Inc.(a)	57,377	2,822,948
Life Technologies Corp.(a)	85,998	4,015,247
Myriad Genetics Inc.(a)	45,833	752,120
Regeneron Pharmaceuticals Inc.(a)	30,459	834,577
Talecris Biotherapeutics Holdings Corp.(a)	24,004	549,211
Vertex Pharmaceuticals Inc.(a)	95,196	3,290,926
		72,455,551

BUILDING MATERIALS – 0.13%
Armstrong World Industries Inc.(a)	9,540	396,005
Eagle Materials Inc.	20,546	486,940
Lennox International Inc.	22,263	928,144
Martin Marietta Materials Inc.(b)	21,407	1,647,697
Masco Corp.	169,011	1,860,811
Owens Corning(a)	53,869	1,380,663
USG Corp.(a)	31,620	417,068
		7,117,328

CHEMICALS – 1.91%
Air Products and Chemicals Inc.	100,120	8,291,939
Airgas Inc.	39,295	2,670,095
Albemarle Corp.	43,020	2,013,766
Ashland Inc.	36,954	1,802,247
Cabot Corp.	30,979	1,008,986
Celanese Corp. Series A	73,792	2,368,723
CF Industries Holdings Inc.	33,460	3,195,430
Cytec Industries Inc.	23,151	1,305,253
Dow Chemical Co. (The)	544,462	14,950,927
E.I. du Pont de Nemours and Co.	427,089	19,056,711
Eastman Chemical Co.	34,057	2,520,218
Ecolab Inc.	110,069	5,584,901
FMC Corp.	34,219	2,340,922
Huntsman Corp.	88,615	1,024,389
International Flavors & Fragrances Inc.	37,445	1,816,831
Intrepid Potash Inc.(a)(b)	20,897	544,785

Security	Shares	Value
Lubrizol Corp.	32,111	$3,402,803
Mosaic Co. (The)	74,607	4,383,907
PPG Industries Inc.	78,436	5,710,141
Praxair Inc.	144,232	13,018,380
RPM International Inc.	60,951	1,214,144
Sherwin-Williams Co. (The)	43,515	3,269,717
Sigma-Aldrich Corp.	57,142	3,450,234
Valspar Corp. (The)	46,682	1,486,822
		106,432,271

COAL – 0.32%
Alpha Natural Resources Inc.(a)	57,000	2,345,550
Arch Coal Inc.	76,487	2,042,968
CONSOL Energy Inc.	106,272	3,927,813
Massey Energy Co.	48,686	1,510,239
Peabody Energy Corp.	126,778	6,213,390
Walter Energy Inc.	25,259	2,053,304
		18,093,264

COMMERCIAL SERVICES – 1.56%
Aaron’s Inc.	34,291	632,669
Alliance Data Systems Corp.(a)(b)	25,121	1,639,396
Apollo Group Inc. Class A(a)	60,985	3,131,580
Career Education Corp.(a)(b)	30,613	657,261
Convergys Corp.(a)	46,495	485,873
CoreLogic Inc.	55,155	1,056,770
Corrections Corp. of America(a)	53,451	1,319,171
DeVry Inc.	30,028	1,477,678
Education Management Corp.(a)(b)	19,804	290,723
Emergency Medical Services Corp. Class A(a)	13,949	742,784
Equifax Inc.	59,646	1,860,955
FTI Consulting Inc.(a)	22,016	763,735
Gartner Inc.(a)	34,341	1,010,999
Genpact Ltd.(a)	31,376	556,296
Green Dot Corp. Class A(a)	2,405	116,594
H&R Block Inc.	145,675	1,886,491
Hertz Global Holdings Inc.(a)(b)	91,661	970,690
Hewitt Associates Inc. Class A(a)	43,874	2,212,566
Hillenbrand Inc.	29,217	628,458
Iron Mountain Inc.	86,162	1,924,859
ITT Educational Services Inc.(a)(b)	16,242	1,141,325
KAR Auction Services Inc.(a)	13,463	169,768
Lender Processing Services Inc.	44,616	1,482,590
Manpower Inc.	38,567	2,013,197
MasterCard Inc. Class A	45,877	10,276,448
McKesson Corp.	127,924	7,903,145
Monster Worldwide Inc.(a)	59,776	774,697
Moody’s Corp.(b)	96,822	2,418,614
Morningstar Inc.(a)	10,328	460,216
Pharmaceutical Product Development Inc.	49,629	1,230,303
Quanta Services Inc.(a)	99,086	1,890,561
R.R. Donnelley & Sons Co.	97,146	1,647,596
Robert Half International Inc.	70,662	1,837,212
SAIC Inc.(a)	145,701	2,328,302
Service Corp. International	119,760	1,032,331
Strayer Education Inc.(b)	6,557	1,144,196
Towers Watson & Co. Class A	20,070	987,043
Verisk Analytics Inc. Class A(a)	48,705	1,364,227

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2010

Security	Shares	Value
Visa Inc. Class A(b)	220,122	$16,346,260
VistaPrint NV(a)	20,594	795,958
Weight Watchers International Inc.	15,842	494,112
Western Union Co.	317,043	5,602,150
		86,705,799

COMPUTERS – 6.07%
Accenture PLC Class A	288,146	12,243,323
Apple Inc.(a)	428,914	121,704,347
Brocade Communications Systems Inc.(a)	208,644	1,218,481
Cadence Design Systems Inc.(a)	126,990	968,934
Cognizant Technology Solutions Corp. Class A(a)	141,146	9,099,683
Computer Sciences Corp.	72,623	3,340,658
Dell Inc.(a)	802,093	10,395,125
Diebold Inc.	31,281	972,526
DST Systems Inc.	16,602	744,434
EMC Corp.(a)	968,967	19,679,720
FactSet Research Systems Inc.	21,967	1,782,183
Hewlett-Packard Co.	1,105,393	46,503,883
IHS Inc. Class A(a)	22,819	1,551,692
International Business Machines Corp.	604,436	81,079,045
Lexmark International Inc. Class A(a)	36,943	1,648,397
MICROS Systems Inc.(a)	37,732	1,597,196
NCR Corp.(a)	75,246	1,025,603
NetApp Inc.(a)	162,469	8,089,331
SanDisk Corp.(a)(b)	108,525	3,977,441
Seagate Technology PLC(a)	229,540	2,703,981
Synopsys Inc.(a)	70,505	1,746,409
Teradata Corp.(a)	78,616	3,031,433
Western Digital Corp.(a)	107,912	3,063,622
		338,167,447

COSMETICS & PERSONAL CARE – 1.98%
Alberto-Culver Co.	40,245	1,515,224
Avon Products Inc.	202,007	6,486,445
Colgate-Palmolive Co.	231,190	17,769,264
Estee Lauder Companies Inc. (The) Class A	51,899	3,281,574
Procter & Gamble Co. (The)	1,357,488	81,408,555
		110,461,062

DISTRIBUTION & WHOLESALE – 0.27%
Central European Distribution Corp.(a)	33,197	740,957
Fastenal Co.(b)	62,470	3,322,779
Genuine Parts Co.	74,914	3,340,415
Ingram Micro Inc. Class A(a)	73,818	1,244,572
LKQ Corp.(a)	67,202	1,397,802
Tech Data Corp.(a)	22,039	888,172
W.W. Grainger Inc.	29,166	3,473,962
WESCO International Inc.(a)(b)	20,131	790,947
		15,199,606

DIVERSIFIED FINANCIAL SERVICES – 4.85%
Affiliated Managers Group Inc.(a)	24,137	1,882,927
American Express Co.	494,329	20,776,648
AmeriCredit Corp.(a)	29,931	732,112
Ameriprise Financial Inc.	121,473	5,749,317

Security	Shares	Value
BlackRock Inc.(c)	16,374	$2,787,673
Capital One Financial Corp.	215,218	8,511,872
CBOE Holdings Inc.	6,174	124,715
Charles Schwab Corp. (The)	466,579	6,485,448
CIT Group Inc.(a)	94,358	3,851,694
Citigroup Inc.(a)	9,971,909	38,890,445
CME Group Inc.	30,990	8,071,345
Discover Financial Services	256,067	4,271,198
E*TRADE Financial Corp.(a)	103,678	1,507,478
Eaton Vance Corp.	55,517	1,612,214
Federated Investors Inc. Class B	41,815	951,709
Franklin Resources Inc.	70,114	7,495,187
GLG Partners Inc.(a)(b)	62,262	280,179
Goldman Sachs Group Inc. (The)	242,636	35,080,313
Greenhill & Co. Inc.(b)	13,853	1,098,820
Interactive Brokers Group Inc. Class A(a)	17,334	298,318
IntercontinentalExchange Inc.(a)	34,829	3,647,293
Invesco Ltd.(b)	220,900	4,689,707
Janus Capital Group Inc.	87,032	953,000
Jefferies Group Inc.(b)	54,798	1,243,367
JPMorgan Chase & Co.	1,875,403	71,396,592
Lazard Ltd. Class A(b)	43,333	1,520,122
Legg Mason Inc.	72,992	2,212,388
Morgan Stanley	658,921	16,262,170
NASDAQ OMX Group Inc. (The)(a)	63,640	1,236,525
NYSE Euronext Inc.	122,918	3,511,767
Raymond James Financial Inc.	46,963	1,189,573
SLM Corp.(a)	229,302	2,648,438
T. Rowe Price Group Inc.	122,404	6,128,156
TD AMERITRADE Holding Corp.(a)	109,826	1,773,690
Waddell & Reed Financial Inc. Class A	40,589	1,110,515
		269,982,915

ELECTRIC – 3.30%
AES Corp. (The)(a)	315,369	3,579,438
Allegheny Energy Inc.	79,829	1,957,407
Alliant Energy Corp.	52,190	1,897,107
Ameren Corp.	112,228	3,187,275
American Electric Power Co. Inc.	225,756	8,179,140
Calpine Corp.(a)	164,433	2,047,191
CenterPoint Energy Inc.	198,412	3,119,037
CMS Energy Corp.	108,228	1,950,269
Consolidated Edison Inc.	132,961	6,411,379
Constellation Energy Group Inc.	86,982	2,804,300
Dominion Resources Inc.	280,963	12,266,845
DPL Inc.	55,924	1,461,294
DTE Energy Co.	79,304	3,642,433
Duke Energy Corp.	618,964	10,961,852
Edison International	153,703	5,285,846
Entergy Corp.	89,285	6,832,981
Exelon Corp.	311,367	13,258,007
FirstEnergy Corp.	143,778	5,541,204
Great Plains Energy Inc.	63,709	1,204,100
Hawaiian Electric Industries Inc.	43,762	986,395
Integrys Energy Group Inc.	36,290	1,889,257
ITC Holdings Corp.	23,575	1,467,544
MDU Resources Group Inc.	88,571	1,766,991
Mirant Corp.(a)	68,352	680,786
NextEra Energy Inc.	195,484	10,632,375

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2010

Security	Shares	Value
Northeast Utilities	82,978	$2,453,659
NRG Energy Inc.(a)	120,226	2,503,105
NSTAR	50,343	1,980,997
NV Energy Inc.	110,536	1,453,548
OGE Energy Corp.	45,792	1,825,727
Ormat Technologies Inc.	9,204	268,481
Pepco Holdings Inc.	105,144	1,955,678
PG&E Corp.	175,519	7,972,073
Pinnacle West Capital Corp.	51,110	2,109,310
PPL Corp.	227,418	6,192,592
Progress Energy Inc.	135,457	6,017,000
Public Service Enterprise Group Inc.	238,525	7,890,407
RRI Energy Inc.(a)	167,991	596,368
SCANA Corp.	53,164	2,143,572
Southern Co.	388,741	14,476,715
TECO Energy Inc.	100,711	1,744,315
Westar Energy Inc.	52,100	1,262,383
Wisconsin Energy Corp.	55,146	3,187,439
Xcel Energy Inc.	216,843	4,980,884
		184,024,706

ELECTRICAL COMPONENTS & EQUIPMENT – 0.49%
AMETEK Inc.	50,121	2,394,280
Emerson Electric Co.	355,021	18,695,406
Energizer Holdings Inc.(a)	32,997	2,218,388
General Cable Corp.(a)	24,754	671,328
Hubbell Inc. Class B	28,220	1,432,165
Molex Inc.	62,518	1,308,502
SunPower Corp. Class A(a)	45,704	658,138
		27,378,207

ELECTRONICS – 0.76%
Agilent Technologies Inc.(a)	164,239	5,480,656
Amphenol Corp. Class A	81,881	4,010,531
Arrow Electronics Inc.(a)	57,087	1,525,936
Avnet Inc.(a)	71,538	1,932,241
AVX Corp.	23,133	319,698
Dolby Laboratories Inc. Class A(a)	25,210	1,432,180
FLIR Systems Inc.(a)	72,261	1,857,108
Garmin Ltd.	52,889	1,605,181
Gentex Corp.	65,683	1,281,475
Itron Inc.(a)	18,993	1,162,941
Jabil Circuit Inc.	85,226	1,228,107
Mettler-Toledo International Inc.(a)	15,852	1,972,623
National Instruments Corp.	27,408	895,145
PerkinElmer Inc.	55,458	1,283,298
Thermo Fisher Scientific Inc.(a)	193,480	9,263,822
Thomas & Betts Corp.(a)	24,789	1,016,845
Trimble Navigation Ltd.(a)	57,111	2,001,170
Vishay Intertechnology Inc.(a)	80,787	782,018
Vishay Precision Group Inc.(a)	5,831	91,022
Waters Corp.(a)	43,778	3,098,607
		42,240,604

ENERGY – ALTERNATE SOURCES – 0.09%
Covanta Holding Corp.	60,795	957,521

Security	Shares	Value
First Solar Inc.(a)(b)	26,170	$3,856,150
		4,813,671

ENGINEERING & CONSTRUCTION – 0.27%
AECOM Technology Corp.(a)	47,710	1,157,444
Chicago Bridge & Iron Co. NV(a)	47,529	1,162,084
Fluor Corp.	84,173	4,169,089
Jacobs Engineering Group Inc.(a)	58,860	2,277,882
KBR Inc.	75,611	1,863,055
McDermott International Inc.(a)	108,922	1,609,867
Shaw Group Inc. (The)(a)	39,637	1,330,218
URS Corp.(a)	38,990	1,480,840
		15,050,479

ENTERTAINMENT – 0.12%
Bally Technologies Inc.(a)	25,980	908,001
DreamWorks Animation SKG Inc. Class A(a)	34,890	1,113,340
International Game Technology	140,411	2,028,939
International Speedway Corp. Class A	14,266	348,090
Madison Square Garden Inc. Class A(a)	28,256	595,636
Penn National Gaming Inc.(a)	31,957	946,247
Regal Entertainment Group Class A	38,347	503,113
		6,443,366

ENVIRONMENTAL CONTROL – 0.33%
Nalco Holding Co.	60,969	1,537,029
Republic Services Inc.	153,344	4,675,459
Stericycle Inc.(a)(b)	39,936	2,774,753
Waste Connections Inc.(a)	36,544	1,449,335
Waste Management Inc.	227,707	8,138,248
		18,574,824

FOOD – 1.83%
Campbell Soup Co.	86,712	3,099,954
ConAgra Foods Inc.	210,259	4,613,082
Corn Products International Inc.	35,392	1,327,200
Dean Foods Co.(a)	86,020	878,264
Del Monte Foods Co.	93,444	1,225,051
Flowers Foods Inc.	35,671	886,068
General Mills Inc.	312,781	11,429,018
H.J. Heinz Co.	149,089	7,062,346
Hershey Co. (The)	72,438	3,447,324
Hormel Foods Corp.	32,457	1,447,582
J.M. Smucker Co. (The)	56,104	3,395,975
Kellogg Co.	121,549	6,139,440
Kraft Foods Inc. Class A	756,071	23,332,351
Kroger Co. (The)	304,084	6,586,459
McCormick & Co. Inc. NVS	62,374	2,622,203
Ralcorp Holdings Inc.(a)	25,851	1,511,767
Safeway Inc.	182,998	3,872,238
Sara Lee Corp.	311,397	4,182,062
Smithfield Foods Inc.(a)	64,594	1,087,117
SUPERVALU Inc.	99,721	1,149,783
Sysco Corp.	278,892	7,954,000
Tyson Foods Inc. Class A	140,619	2,252,716

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2010

Security	Shares	Value
Whole Foods Market Inc.(a)	66,019	$2,449,965

		101,951,965

FOREST PRODUCTS & PAPER – 0.31%
Domtar Corp.	19,828	1,280,492
International Paper Co.	206,068	4,481,979
MeadWestvaco Corp.	80,510	1,962,834
Plum Creek Timber Co. Inc.(b)	76,767	2,709,875
Rayonier Inc.(b)	37,736	1,891,328
Temple-Inland Inc.	50,650	945,129
Weyerhaeuser Co.	252,106	3,973,191
		17,244,828

GAS – 0.33%
AGL Resources Inc.	36,644	1,405,664
Atmos Energy Corp.	43,805	1,281,296
Energen Corp.	33,845	1,547,393
National Fuel Gas Co.	34,749	1,800,346
NiSource Inc.	130,512	2,270,909
Sempra Energy	116,738	6,280,504
Southern Union Co.	58,624	1,410,494
UGI Corp.	51,367	1,469,610
Vectren Corp.	38,136	986,578
		18,452,794

HAND & MACHINE TOOLS – 0.17%
Kennametal Inc.	38,413	1,188,114
Lincoln Electric Holdings Inc.	20,004	1,156,631
Regal Beloit Corp.	18,108	1,062,758
Snap-on Inc.	27,178	1,264,049
Stanley Black & Decker Inc.	75,699	4,638,835
		9,310,387

HEALTH CARE – PRODUCTS – 3.53%
Alcon Inc.	32,739	5,460,538
Alere Inc.(a)	39,463	1,220,591
Baxter International Inc.	281,145	13,413,428
Beckman Coulter Inc.	33,055	1,612,754
Becton, Dickinson and Co.	109,984	8,149,814
Boston Scientific Corp.(a)	715,656	4,386,971
C.R. Bard Inc.	44,763	3,645,051
CareFusion Corp.(a)	85,144	2,114,977
Cooper Companies Inc. (The)	21,323	985,549
Covidien PLC	236,298	9,496,817
DENTSPLY International Inc.	68,922	2,203,436
Edwards Lifesciences Corp.(a)	53,433	3,582,683
Gen-Probe Inc.(a)	23,312	1,129,700
Henry Schein Inc.(a)	43,014	2,519,760
Hill-Rom Holdings Inc.	29,670	1,064,856
Hologic Inc.(a)	122,013	1,953,428
IDEXX Laboratories Inc.(a)	27,139	1,675,019
Intuitive Surgical Inc.(a)	18,456	5,236,705
Johnson & Johnson	1,300,038	80,550,355
Kinetic Concepts Inc.(a)	29,447	1,077,171
Medtronic Inc.	519,231	17,435,777
Patterson Companies Inc.	48,055	1,376,776

Security	Shares	Value
ResMed Inc.(a)(b)	71,394	$2,342,437
St. Jude Medical Inc.(a)	154,109	6,062,648
Stryker Corp.	148,503	7,432,575
TECHNE Corp.	17,521	1,081,571
Thoratec Corp.(a)	26,983	997,831
Varian Medical Systems Inc.(a)	58,175	3,519,588
Zimmer Holdings Inc.(a)	95,681	5,006,987
		196,735,793

HEALTH CARE – SERVICES – 1.14%
Aetna Inc.	200,366	6,333,569
Brookdale Senior Living Inc.(a)(b)	40,166	655,108
Community Health Systems Inc.(a)	44,657	1,383,027
Covance Inc.(a)	30,445	1,424,522
Coventry Health Care Inc.(a)	69,559	1,497,605
DaVita Inc.(a)	49,037	3,385,024
Health Management Associates Inc. Class A(a)	117,768	902,103
Health Net Inc.(a)	46,676	1,269,120
Humana Inc.(a)	80,122	4,025,329
Laboratory Corp. of America Holdings(a)	49,145	3,854,442
LifePoint Hospitals Inc.(a)	26,228	919,554
Lincare Holdings Inc.	46,815	1,174,588
MEDNAX Inc.(a)	22,205	1,183,527
Quest Diagnostics Inc.	70,248	3,545,417
Tenet Healthcare Corp.(a)	229,374	1,082,645
UnitedHealth Group Inc.	535,825	18,812,816
Universal Health Services Inc. Class B	42,321	1,644,594
WellPoint Inc.(a)	188,444	10,673,468
		63,766,458

HOLDING COMPANIES – DIVERSIFIED – 0.04%
Leucadia National Corp.(a)	91,921	2,171,174
		2,171,174

HOME BUILDERS – 0.15%
D.R. Horton Inc.	130,982	1,456,520
KB Home	36,643	415,165
Lennar Corp. Class A	74,747	1,149,609
M.D.C. Holdings Inc.	17,970	521,669
NVR Inc.(a)	2,776	1,797,543
Pulte Group Inc.(a)	158,519	1,388,626
Thor Industries Inc.	15,984	533,866
Toll Brothers Inc.(a)	68,104	1,295,338
		8,558,336

HOME FURNISHINGS – 0.09%
Harman International Industries Inc.(a)	32,682	1,091,906
Tempur-Pedic International Inc.(a)(b)	34,064	1,055,984
Whirlpool Corp.	35,370	2,863,555
		5,011,445

HOUSEHOLD PRODUCTS & WARES – 0.54%
Avery Dennison Corp.	51,991	1,929,906
Church & Dwight Co. Inc.	33,423	2,170,489
Clorox Co. (The)	66,488	4,438,739

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2010

Security	Shares	Value
Fortune Brands Inc.	71,744	$3,531,957
Fossil Inc.(a)	24,752	1,331,410
Jarden Corp.	43,374	1,350,233
Kimberly-Clark Corp.	195,115	12,692,231
Scotts Miracle-Gro Co. (The) Class A	21,731	1,124,145
Tupperware Brands Corp.	29,750	1,361,360
		29,930,470

HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	131,003	2,333,164
Toro Co. (The)	15,783	887,478
		3,220,642

INSURANCE – 4.28%
ACE Ltd.	159,622	9,297,981
Aflac Inc.	221,328	11,444,871
Alleghany Corp.(a)	3,153	955,453
Allied World Assurance Holdings Ltd.	23,715	1,342,032
Allstate Corp. (The)	253,603	8,001,175
American Financial Group Inc.	40,367	1,234,423
American International Group Inc.(a)(b)	56,920	2,225,572
American National Insurance Co.	3,354	254,803
Aon Corp.(b)	127,117	4,971,546
Arch Capital Group Ltd.(a)(b)	23,412	1,961,926
Arthur J. Gallagher & Co.	49,108	1,294,978
Aspen Insurance Holdings Ltd.	36,343	1,100,466
Assurant Inc.	52,672	2,143,750
Assured Guaranty Ltd.	86,800	1,485,148
Axis Capital Holdings Ltd.	56,507	1,861,340
Berkshire Hathaway Inc. Class B(a)	815,237	67,403,795
Brown & Brown Inc.	53,168	1,073,462
Chubb Corp.	154,026	8,777,942
CIGNA Corp.	130,568	4,671,723
Cincinnati Financial Corp.	68,854	1,986,438
CNA Financial Corp.(a)	12,589	352,366
Endurance Specialty Holdings Ltd.(b)	21,486	855,143
Erie Indemnity Co. Class A	13,427	752,718
Everest Re Group Ltd.	27,762	2,400,580
Fidelity National Financial Inc. Class A	108,086	1,698,031
Genworth Financial Inc. Class A(a)	230,322	2,814,535
Hanover Insurance Group Inc. (The)	21,064	990,008
Hartford Financial Services Group Inc. (The)	209,564	4,809,494
HCC Insurance Holdings Inc.	54,130	1,412,252
Lincoln National Corp.	142,448	3,407,356
Loews Corp.	148,447	5,626,141
Markel Corp.(a)	4,632	1,596,141
Marsh & McLennan
Companies Inc.	255,233	6,156,220
MBIA Inc.(a)(b)	71,921	722,806
Mercury General Corp.	12,517	511,570
MetLife Inc.	306,866	11,798,998
Old Republic International Corp.	113,418	1,570,839
OneBeacon Insurance Group Ltd.	10,969	156,747
PartnerRe Ltd.	36,854	2,954,954
Principal Financial Group Inc.	150,538	3,901,945
Progressive Corp. (The)	316,150	6,598,050
Protective Life Corp.	40,184	874,404
Prudential Financial Inc.	218,789	11,853,988
Reinsurance Group of America Inc.	34,464	1,664,266

Security	Shares	Value
RenaissanceRe Holdings Ltd.	25,859	$1,550,506
StanCorp Financial Group Inc.	22,243	845,234
Symetra Financial Corp.	16,950	177,297
Torchmark Corp.	38,884	2,066,296
Transatlantic Holdings Inc.	30,302	1,539,948
Travelers Companies Inc. (The)	221,524	11,541,400
Unitrin Inc.	23,903	582,994
Unum Group	156,731	3,471,592
Validus Holdings Ltd.	34,748	915,957
W.R. Berkley Corp.	59,715	1,616,485
Wesco Financial Corp.	631	225,993
White Mountains Insurance Group Ltd.	3,582	1,104,904
XL Group PLC	161,071	3,488,798
		238,095,780

INTERNET – 2.73%
Akamai Technologies Inc.(a)	85,688	4,299,824
Amazon.com Inc.(a)	164,892	25,897,938
AOL Inc.(a)	50,150	1,241,212
eBay Inc.(a)	542,146	13,228,362
Equinix Inc.(a)	21,342	2,184,354
Expedia Inc.	96,741	2,729,064
F5 Networks Inc.(a)	37,722	3,915,921
Google Inc. Class A(a)	114,842	60,382,775
IAC/InterActiveCorp(a)	40,218	1,056,527
Liberty Media Corp. - Liberty Interactive Group Series A(a)	281,265	3,856,143
McAfee Inc.(a)	73,484	3,472,854
Netflix Inc.(a)	18,819	3,051,689
Priceline.com Inc.(a)	22,383	7,796,894
Symantec Corp.(a)	376,792	5,715,935
VeriSign Inc.(a)	86,087	2,732,401
WebMD Health Corp.(a)	28,035	1,398,105
Yahoo! Inc.(a)	652,911	9,251,749
		152,211,747

INVESTMENT COMPANIES – 0.03%
Ares Capital Corp.	90,257	1,412,522
		1,412,522

IRON & STEEL – 0.35%
AK Steel Holding Corp.	51,587	712,416
Allegheny Technologies Inc.(b)	46,395	2,155,048
Carpenter Technology Corp.	20,896	704,404
Cliffs Natural Resources Inc.	63,902	4,084,616
Nucor Corp.	148,634	5,677,819
Reliance Steel & Aluminum Co.	34,973	1,452,429
Schnitzer Steel Industries Inc. Class A	10,426	503,367
Steel Dynamics Inc.	101,894	1,437,724
United States Steel Corp.(b)	67,507	2,959,507
		19,687,330

LEISURE TIME – 0.25%
Carnival Corp.	206,141	7,876,647
Harley-Davidson Inc.	110,882	3,153,484
Royal Caribbean Cruises Ltd.(a)	62,058	1,956,689

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2010

Security	Shares	Value
WMS Industries Inc.(a)	27,271	$1,038,207

		14,025,027

LODGING – 0.41%
Choice Hotels International Inc.	13,296	484,772
Hyatt Hotels Corp. Class A(a)	20,489	766,084
Las Vegas Sands Corp.(a)	149,207	5,199,864
Marriott International Inc. Class A	128,034	4,587,458
MGM Resorts International(a)(b)	128,926	1,454,285
Starwood Hotels & Resorts Worldwide Inc.	89,440	4,700,072
Wyndham Worldwide Corp.	84,757	2,328,275
Wynn Resorts Ltd.(b)	35,613	3,090,140

		22,610,950

MACHINERY – 1.25%
AGCO Corp.(a)	43,799	1,708,599
Babcock & Wilcox Co. (The)(a)	54,461	1,158,930
Bucyrus International Inc.	35,397	2,454,782
Caterpillar Inc.	296,122	23,298,879
CNH Global NV(a)	12,259	449,170
Cummins Inc.	94,572	8,566,332
Deere & Co.	200,283	13,975,748
Flowserve Corp.	26,403	2,889,016
Gardner Denver Inc.	24,639	1,322,621
Graco Inc.	28,725	911,444
IDEX Corp.	38,207	1,356,731
Joy Global Inc.	48,451	3,407,074
Manitowoc Co. Inc. (The)	61,516	744,959
Rockwell Automation Inc.	67,142	4,144,676
Terex Corp.(a)	51,154	1,172,450
Wabtec Corp.	22,545	1,077,425
Zebra Technologies Corp. Class A(a)	27,103	911,745

		69,550,581

MANUFACTURING – 3.69%
3M Co.	336,102	29,143,404
AptarGroup Inc.	31,934	1,458,426
Carlisle Companies Inc.	28,850	864,058
Cooper Industries PLC(b)	78,899	3,860,528
Crane Co.	23,387	887,303
Danaher Corp.	250,670	10,179,709
Donaldson Co. Inc.	36,326	1,712,044
Dover Corp.	88,139	4,601,737
Eaton Corp.	79,048	6,520,670
General Electric Co.	5,032,502	81,778,158
Harsco Corp.	38,148	937,678
Honeywell International Inc.	361,217	15,871,875
Illinois Tool Works Inc.	207,746	9,768,217
Ingersoll-Rand PLC	151,854	5,422,706
ITT Corp.	86,407	4,046,440
Leggett & Platt Inc.	69,742	1,587,328
Pall Corp.	55,082	2,293,614
Parker Hannifin Corp.	75,969	5,322,388
Pentair Inc.	46,425	1,561,273
Roper Industries Inc.	44,348	2,890,603
SPX Corp.	23,465	1,484,865
Teleflex Inc.	18,772	1,065,874

Security	Shares	Value
Textron Inc.	128,713	$2,646,339
Trinity Industries Inc.	37,564	836,550
Tyco International Ltd.	240,670	8,839,809

		205,581,596

MEDIA – 2.96%
Cablevision NY Group Class A	110,870	2,903,685
CBS Corp. Class B NVS	320,827	5,088,316
Central European Media Enterprises Ltd. Class A(a)(b)	17,987	448,776
Comcast Corp. Class A	1,326,035	23,974,713
DIRECTV Class A(a)	418,113	17,406,044
Discovery Communications Inc. Series A(a)	134,101	5,840,099
DISH Network Corp. Class A	94,260	1,806,022
Gannett Co. Inc.	112,140	1,371,472
John Wiley & Sons Inc. Class A	21,116	862,800
Liberty Global Inc. Series A(a)(b)	111,698	3,441,415
Liberty Media Corp. - Liberty Capital Group Series A(a)	34,708	1,806,899
Liberty Media Corp. - Liberty Starz Group Series A(a)	24,146	1,566,592
McGraw-Hill Companies Inc. (The)	148,852	4,921,047
Meredith Corp.	16,865	561,773
New York Times Co. (The) Class A(a)	63,539	491,792
News Corp. Class A NVS	1,077,420	14,071,105
Scripps Networks Interactive Inc. Class A	42,194	2,007,591
Sirius XM Radio Inc.(a)	1,832,864	2,199,437
Thomson Reuters Corp.	176,372	6,619,241
Time Warner Cable Inc.	167,118	9,022,701
Time Warner Inc.	537,234	16,466,222
Viacom Inc. Class B NVS	286,301	10,361,233
Walt Disney Co. (The)	923,209	30,567,450
Washington Post Co. (The) Class B	2,871	1,146,706

		164,953,131

METAL FABRICATE & HARDWARE – 0.21%
Commercial Metals Co.	54,164	784,836
Precision Castparts Corp.	67,032	8,536,525
Timken Co. (The)	40,685	1,560,677
Valmont Industries Inc.	10,521	761,721

		11,643,759

MINING – 0.85%
Alcoa Inc.	481,607	5,832,261
Compass Minerals International Inc.	15,380	1,178,416
Freeport-McMoRan Copper & Gold Inc.	221,569	18,919,777
Newmont Mining Corp.	224,245	14,084,828
Royal Gold Inc.	25,259	1,258,909
Southern Copper Corp.	79,763	2,801,276
Titanium Metals Corp.(a)	40,480	807,981
Vulcan Materials Co.(b)	60,132	2,220,073

		47,103,521

OFFICE & BUSINESS EQUIPMENT – 0.16%
Pitney Bowes Inc.	97,833	2,091,670
Xerox Corp.	650,286	6,730,460

		8,822,130

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2010

Security	Shares	Value
OIL & GAS – 8.25%
Anadarko Petroleum Corp.	233,208	$13,304,516
Apache Corp.	171,692	16,784,610
Atlas Energy Inc.(a)	36,870	1,055,957
Atwood Oceanics Inc.(a)	26,663	811,888
Cabot Oil & Gas Corp.	48,937	1,473,493
Chesapeake Energy Corp.	306,938	6,952,146
Chevron Corp.	946,789	76,737,248
Cimarex Energy Co.	39,480	2,612,786
Cobalt International Energy Inc.(a)	34,618	330,602
Comstock Resources Inc.(a)	22,469	505,328
Concho Resources Inc.(a)	43,184	2,857,485
ConocoPhillips	701,528	40,288,753
Continental Resources Inc.(a)	14,599	676,810
Denbury Resources Inc.(a)	188,028	2,987,765
Devon Energy Corp.	210,645	13,637,157
Diamond Offshore Drilling Inc.	32,457	2,199,611
EOG Resources Inc.	119,351	11,096,062
EQT Corp.	69,932	2,521,748
EXCO Resources Inc.	69,208	1,029,123
Exxon Mobil Corp.	2,402,347	148,441,021
Forest Oil Corp.(a)	52,932	1,572,080
Frontier Oil Corp.	50,340	674,556
Helmerich & Payne Inc.	44,308	1,792,702
Hess Corp.	137,461	8,126,694
Holly Corp.	21,189	609,184
Marathon Oil Corp.	334,429	11,069,600
Mariner Energy Inc.(a)	48,635	1,178,426
Murphy Oil Corp.	90,321	5,592,676
Nabors Industries Ltd.(a)	134,309	2,425,621
Newfield Exploration Co.(a)	62,835	3,609,242
Noble Energy Inc.	82,374	6,185,464
Occidental Petroleum Corp.	382,840	29,976,372
Patterson-UTI Energy Inc.	72,821	1,243,783
Petrohawk Energy Corp.(a)	142,313	2,296,932
Pioneer Natural Resources Co.	54,721	3,558,507
Plains Exploration & Production Co.(a)	65,909	1,757,793
Pride International Inc.(a)	82,710	2,434,155
QEP Resources Inc.	82,470	2,485,646
Quicksilver Resources Inc.(a)	56,112	707,011
Range Resources Corp.	75,095	2,863,372
Rowan Companies Inc.(a)	53,865	1,635,341
SandRidge Energy Inc.(a)(b)	169,178	960,931
SM Energy Co.	29,578	1,107,992
Southwestern Energy Co.(a)	163,287	5,460,317
Sunoco Inc.	56,801	2,073,237
Tesoro Corp.	66,818	892,688
Ultra Petroleum Corp.(a)	71,870	3,017,103
Unit Corp.(a)	18,882	704,110
Valero Energy Corp.	266,849	4,672,526
Whiting Petroleum Corp.(a)	27,523	2,628,722

		459,616,892

OIL & GAS SERVICES – 1.71%
Baker Hughes Inc.	202,272	8,616,787
Cameron International Corp.(a)	115,206	4,949,250
Core Laboratories NV	21,054	1,853,594
Dresser-Rand Group Inc.(a)	38,825	1,432,254
Exterran Holdings Inc.(a)	29,962	680,437

Security	Shares	Value
FMC Technologies Inc.(a)	57,351	$3,916,500
Halliburton Co.	428,323	14,164,642
National Oilwell Varco Inc.	197,527	8,784,026
Oceaneering International Inc.(a)	25,952	1,397,775
Oil States International Inc.(a)	23,514	1,094,577
Schlumberger Ltd.	643,868	39,668,707
SEACOR Holdings Inc.(a)	10,014	852,792
Superior Energy Services Inc.(a)	37,215	993,268
Tidewater Inc.	24,369	1,091,975
Weatherford International Ltd.(a)	349,155	5,970,550

		95,467,134

PACKAGING & CONTAINERS – 0.29%
Ball Corp.	43,556	2,563,271
Bemis Co. Inc.	51,342	1,630,108
Crown Holdings Inc.(a)	76,283	2,186,271
Greif Inc. Class A	16,290	958,504
Owens-Illinois Inc.(a)	77,688	2,179,925
Packaging Corp. of America	48,872	1,132,364
Pactiv Corp.(a)	62,563	2,063,328
Sealed Air Corp.	75,124	1,688,788
Sonoco Products Co.	47,269	1,580,675

		15,983,234

PHARMACEUTICALS – 5.28%
Abbott Laboratories	727,581	38,008,831
Allergan Inc.	143,333	9,535,944
AmerisourceBergen Corp.	133,013	4,078,179
Amylin Pharmaceuticals Inc.(a)(b)	67,635	1,410,190
BioMarin Pharmaceutical Inc.(a)	47,720	1,066,542
Bristol-Myers Squibb Co.	810,601	21,975,393
Cardinal Health Inc.	170,803	5,643,331
Cephalon Inc.(a)	35,408	2,210,875
Dendreon Corp.(a)	67,955	2,798,387
Eli Lilly and Co.	479,442	17,514,016
Endo Pharmaceuticals Holdings Inc.(a)	54,691	1,817,929
Express Scripts Inc.(a)	258,347	12,581,499
Forest Laboratories Inc.(a)	134,444	4,158,353
Gilead Sciences Inc.(a)	395,408	14,080,479
Herbalife Ltd.	28,222	1,703,198
Hospira Inc.(a)	78,272	4,462,287
King Pharmaceuticals Inc.(a)	117,218	1,167,491
Mead Johnson Nutrition Co. Class A	96,496	5,491,587
Medco Health Solutions Inc.(a)	204,427	10,642,470
Merck & Co. Inc.	1,469,857	54,105,436
Mylan Inc.(a)	145,421	2,735,369
NBTY Inc.(a)	26,540	1,459,169
Omnicare Inc.	56,561	1,350,677
Perrigo Co.	38,064	2,444,470
Pfizer Inc.	3,802,110	65,282,229
SXC Health Solutions Corp.(a)	28,806	1,050,555
United Therapeutics Corp.(a)	23,297	1,304,865
VCA Antech Inc.(a)	40,383	851,677
Warner Chilcott PLC Class A	42,362	950,603
Watson Pharmaceuticals Inc.(a)	52,728	2,230,922

		294,112,953

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2010

Security	Shares	Value
PIPELINES – 0.36%
El Paso Corp.	331,384	$4,102,534
ONEOK Inc.	50,042	2,253,892
Questar Corp.	82,305	1,442,807
Spectra Energy Corp.	305,550	6,890,152
Williams Companies Inc. (The)	275,639	5,267,461

		19,956,846

REAL ESTATE – 0.11%
CB Richard Ellis Group Inc. Class A(a)	134,469	2,458,093
Forest City Enterprises Inc. Class A(a)(b)	59,841	767,760
Jones Lang LaSalle Inc.	19,777	1,706,162
St. Joe Co. (The)(a)(b)	43,549	1,083,064

		6,015,079

REAL ESTATE INVESTMENT TRUSTS – 2.04%
Alexandria Real Estate Equities Inc.	25,761	1,803,270
AMB Property Corp.	79,247	2,097,668
Annaly Capital Management Inc.(b)	292,373	5,145,765
Apartment Investment and Management Co. Class A	54,907	1,173,912
AvalonBay Communities Inc.	39,069	4,060,441
Boston Properties Inc.	65,573	5,450,428
Brandywine Realty Trust	61,585	754,416
BRE Properties Inc. Class A(b)	29,989	1,244,544
Camden Property Trust(b)	31,011	1,487,598
Chimera Investment Corp.	416,562	1,645,420
CommonWealth REIT	30,399	778,214
Corporate Office Properties Trust	27,745	1,035,166
Developers Diversified Realty Corp.	93,761	1,051,998
Digital Realty Trust Inc.(b)	41,059	2,533,340
Douglas Emmett Inc.	57,940	1,014,529
Duke Realty Corp.	118,594	1,374,504
Equity Residential	133,457	6,348,549
Essex Property Trust Inc.	14,160	1,549,670
Federal Realty Investment Trust	28,908	2,360,627
General Growth Properties Inc.	116,541	1,818,040
HCP Inc.(b)	146,288	5,263,442
Health Care REIT Inc.	62,899	2,977,639
Hospitality Properties Trust(b)	58,042	1,296,078
Host Hotels & Resorts Inc.(b)	310,637	4,498,024
Kimco Realty Corp.	190,994	3,008,156
Liberty Property Trust(b)	53,301	1,700,302
Macerich Co. (The)	61,154	2,626,564
Mack-Cali Realty Corp.	37,268	1,219,036
Nationwide Health Properties Inc.	56,419	2,181,723
Piedmont Office Realty Trust Inc. Class A	24,459	462,520
ProLogis	224,425	2,643,727
Public Storage	66,135	6,417,740
Realty Income Corp.(b)	52,124	1,757,621
Regency Centers Corp.	38,494	1,519,358
Senior Housing Properties Trust(b)	59,934	1,408,449
Simon Property Group Inc.	137,817	12,781,149
SL Green Realty Corp.	36,749	2,327,314
Taubman Centers Inc.	25,676	1,145,406
UDR Inc.(b)	85,493	1,805,612
Ventas Inc.(b)	74,040	3,818,243
Vornado Realty Trust(b)	76,173	6,515,077

Security	Shares	Value
Weingarten Realty Investors	56,586	$1,234,707

		113,335,986

RETAIL – 5.91%
Abercrombie & Fitch Co. Class A	41,518	1,632,488
Advance Auto Parts Inc.	41,352	2,426,535
Aeropostale Inc.(a)	43,972	1,022,349
American Eagle Outfitters Inc.	92,100	1,377,816
AutoNation Inc.(a)(b)	31,169	724,679
AutoZone Inc.(a)	12,415	2,841,918
Bed Bath & Beyond Inc.(a)	124,176	5,390,480
Best Buy Co. Inc.	162,570	6,637,733
Big Lots Inc.(a)	35,695	1,186,859
BJ’s Wholesale Club Inc.(a)	25,492	1,057,918
Brinker International Inc.	48,644	917,426
Burger King Holdings Inc.	43,069	1,028,488
CarMax Inc.(a)	105,335	2,934,633
Chico’s FAS Inc.	84,754	891,612
Chipotle Mexican Grill Inc.(a)	14,798	2,545,256
Copart Inc.(a)	34,009	1,121,277
Costco Wholesale Corp.	207,664	13,392,251
CVS Caremark Corp.	641,469	20,187,029
Darden Restaurants Inc.	66,342	2,838,111
Dick’s Sporting Goods Inc.(a)	42,362	1,187,831
Dollar General Corp.(a)	32,880	961,740
Dollar Tree Inc.(a)	59,918	2,921,602
Family Dollar Stores Inc.	63,709	2,813,389
Foot Locker Inc.	73,526	1,068,333
GameStop Corp. Class A(a)(b)	71,949	1,418,115
Gap Inc. (The)	201,121	3,748,895
Home Depot Inc. (The)	798,187	25,286,564
J. Crew Group Inc.(a)	25,960	872,775
J.C. Penney Co. Inc.	111,516	3,031,005
Kohl’s Corp.(a)	144,729	7,624,324
Limited Brands Inc.	125,783	3,368,469
Lowe’s Companies Inc.	680,284	15,163,530
Macy’s Inc.	199,203	4,599,597
McDonald’s Corp.	507,086	37,782,978
MSC Industrial Direct Co. Inc. Class A	20,534	1,109,657
Nordstrom Inc.	78,764	2,930,021
O’Reilly Automotive Inc.(a)	65,185	3,467,842
Office Depot Inc.(a)	129,165	594,159
Panera Bread Co. Class A(a)	14,402	1,276,161
PetSmart Inc.	55,749	1,951,215
RadioShack Corp.	58,885	1,256,017
Ross Stores Inc.	57,641	3,148,351
Sears Holdings Corp.(a)(b)	21,345	1,539,828
Signet Jewelers Ltd.(a)	40,194	1,275,758
Staples Inc.	344,173	7,200,099
Starbucks Corp.	351,235	8,984,591
Target Corp.	347,171	18,552,818
Tiffany & Co.	59,527	2,797,174
TJX Companies Inc. (The)	192,321	8,583,286
Tractor Supply Co.	34,186	1,355,817
Urban Outfitters Inc.(a)(b)	57,492	1,807,549
Wal-Mart Stores Inc.	961,891	51,480,406
Walgreen Co.	461,199	15,450,167
Wendy’s/Arby’s Group Inc. Class A	154,120	698,164
Williams-Sonoma Inc.	45,295	1,435,852

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2010

Security	Shares	Value
Yum! Brands Inc.	220,353	$10,149,459

		329,048,396

SAVINGS & LOANS – 0.20%
Capitol Federal Financial	9,561	236,157
First Niagara Financial Group Inc.	98,326	1,145,498
Hudson City Bancorp Inc.	222,435	2,727,053
New York Community Bancorp Inc.	205,041	3,331,916
People’s United Financial Inc.	174,970	2,290,357
TFS Financial Corp.	38,061	349,781
Washington Federal Inc.	53,343	814,014

		10,894,776

SEMICONDUCTORS – 2.61%
Advanced Micro Devices Inc.(a)	283,450	2,015,330
Altera Corp.	142,066	4,284,711
Analog Devices Inc.	140,651	4,413,628
Applied Materials Inc.	633,350	7,397,528
Atmel Corp.(a)	216,874	1,726,317
Avago Technologies Ltd.(a)	49,945	1,124,262
Broadcom Corp. Class A	233,987	8,280,800
Cree Inc.(a)(b)	50,739	2,754,620
Cypress Semiconductor Corp.(a)	77,664	977,013
Fairchild Semiconductor International Inc.(a)	59,838	562,477
Intel Corp.	2,622,656	50,433,675
International Rectifier Corp.(a)	33,590	708,413
Intersil Corp. Class A	58,710	686,320
KLA-Tencor Corp.	80,037	2,819,704
Lam Research Corp.(a)	59,600	2,494,260
Linear Technology Corp.	105,554	3,243,675
LSI Corp.(a)	307,563	1,402,487
Marvell Technology Group Ltd.(a)(b)	255,506	4,473,910
Maxim Integrated Products Inc.	142,400	2,635,824
MEMC Electronic Materials Inc.(a)	107,648	1,283,164
Microchip Technology Inc.(b)	86,752	2,728,350
Micron Technology Inc.(a)(b)	402,839	2,904,469
National Semiconductor Corp.	112,264	1,433,611
Novellus Systems Inc.(a)	45,168	1,200,566
NVIDIA Corp.(a)	270,099	3,154,756
ON Semiconductor Corp.(a)	202,215	1,457,970
PMC-Sierra Inc.(a)	108,707	800,084
QLogic Corp.(a)	52,343	923,331
Rambus Inc.(a)(b)	49,723	1,036,227
Rovi Corp.(a)	48,051	2,422,251
Silicon Laboratories Inc.(a)	21,803	799,080
Skyworks Solutions Inc.(a)	83,301	1,722,665
Teradyne Inc.(a)	85,403	951,389
Texas Instruments Inc.	576,184	15,637,634
Varian Semiconductor Equipment Associates Inc.(a)	35,117	1,010,667
Xilinx Inc.	122,181	3,251,236

		145,152,404

SOFTWARE – 4.06%
Activision Blizzard Inc.	244,248	2,642,763
Adobe Systems Inc.(a)	248,268	6,492,208
Allscripts Healthcare Solutions Inc.(a)	54,945	1,014,834
ANSYS Inc.(a)	42,630	1,801,118

Security	Shares	Value
Autodesk Inc.(a)	107,950	$3,451,162
Automatic Data Processing Inc.	237,089	9,964,851
BMC Software Inc.(a)	85,457	3,459,299
Broadridge Financial Solutions Inc.	59,704	1,365,430
CA Inc.	183,210	3,869,395
Cerner Corp.(a)(b)	32,386	2,720,100
Citrix Systems Inc.(a)	87,623	5,979,394
Compuware Corp.(a)	105,578	900,580
Dun & Bradstreet Corp. (The)	23,673	1,755,116
Electronic Arts Inc.(a)	155,254	2,550,823
Emdeon Inc. Class A(a)	13,535	164,856
Fidelity National Information Services Inc.	124,600	3,380,398
Fiserv Inc.(a)	72,039	3,877,139
Global Payments Inc.	38,427	1,648,134
Informatica Corp.(a)	43,251	1,661,271
Intuit Inc.(a)	132,308	5,796,414
Microsoft Corp.	3,610,454	88,420,018
MSCI Inc. Class A(a)	51,897	1,723,499
Novell Inc.(a)	163,878	978,352
Nuance Communications Inc.(a)	107,104	1,675,107
Oracle Corp.	1,795,660	48,213,471
Paychex Inc.	151,969	4,177,628
Red Hat Inc.(a)	88,815	3,641,415
Salesforce.com Inc.(a)	54,042	6,041,896
SEI Investments Co.	70,516	1,434,295
Solera Holdings Inc.	32,972	1,456,044
Total System Services Inc.	77,496	1,181,039
VMware Inc. Class A(a)	34,692	2,946,738

		226,384,787

TELECOMMUNICATIONS – 5.65%
Amdocs Ltd.(a)	97,419	2,792,029
American Tower Corp. Class A(a)	190,186	9,748,934
AT&T Inc.	2,785,306	79,659,752
Atheros Communications Inc.(a)	32,908	867,126
CenturyLink Inc.	141,692	5,591,166
Ciena Corp.(a)(b)	44,017	685,345
Cisco Systems Inc.(a)	2,692,046	58,955,807
Clearwire Corp. Class A(a)(b)	70,434	569,811
CommScope Inc.(a)	44,731	1,061,914
Corning Inc.	735,724	13,449,035
Crown Castle International Corp.(a)	137,004	6,048,727
EchoStar Corp. Class A(a)	17,716	338,021
Frontier Communications Corp.	464,354	3,793,772
Harris Corp.	61,157	2,708,644
JDS Uniphase Corp.(a)	102,125	1,265,329
Juniper Networks Inc.(a)	248,032	7,527,771
Leap Wireless International Inc.(a)	29,241	361,126
Level 3 Communications Inc.(a)	779,027	730,182
MetroPCS Communications Inc.(a)	118,122	1,235,556
Motorola Inc.(a)	1,095,522	9,344,803
NeuStar Inc. Class A(a)	33,937	843,674
NII Holdings Inc.(a)	78,945	3,244,639
Polycom Inc.(a)	40,140	1,095,019
QUALCOMM Inc.	773,222	34,887,777
Qwest Communications International Inc.	819,097	5,135,738
SBA Communications Corp. Class A(a)	55,125	2,221,537
Sprint Nextel Corp.(a)	1,388,942	6,430,801
Telephone and Data Systems Inc.	39,742	1,303,538

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

September 30, 2010

Security	Shares	Value
Tellabs Inc.	181,130	$1,349,419
tw telecom inc.(a)	71,275	1,323,577
United States Cellular Corp.(a)	7,394	339,902
Verizon Communications Inc.	1,332,441	43,424,252
Virgin Media Inc.	156,688	3,606,958
Windstream Corp.	227,581	2,796,970

		314,738,651

TEXTILES – 0.06%
Cintas Corp.	62,512	1,722,205
Mohawk Industries Inc.(a)	26,356	1,404,775

		3,126,980

TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	61,592	2,741,460
Mattel Inc.	171,732	4,028,833

		6,770,293

TRANSPORTATION – 1.71%
Alexander & Baldwin Inc.	19,263	671,123
C.H. Robinson Worldwide Inc.	78,242	5,470,681
Con-way Inc.	25,503	790,338
CSX Corp.	183,479	10,150,058
Expeditors International of Washington Inc.	100,466	4,644,543
FedEx Corp.	147,649	12,623,990
Frontline Ltd.(b)	24,489	696,222
J.B. Hunt Transport Services Inc.	42,949	1,490,330
Kansas City Southern Industries Inc.(a)	48,249	1,804,995
Kirby Corp.(a)	25,549	1,023,493
Landstar System Inc.	23,539	909,076
Norfolk Southern Corp.	174,448	10,381,401
Ryder System Inc.	24,888	1,064,460
Teekay Corp.	20,145	538,476
Union Pacific Corp.	238,568	19,514,862
United Parcel Service Inc. Class B	336,638	22,450,388
UTi Worldwide Inc.	47,645	766,132

		94,990,568

TRUCKING & LEASING – 0.01%
GATX Corp.	21,994	644,864

		644,864

WATER – 0.06%
American Water Works Co. Inc.	82,388	1,917,169
Aqua America Inc.	64,488	1,315,555

		3,232,724

TOTAL COMMON STOCKS
(Cost: $6,362,996,201)		5,561,195,805

Security	Shares	Value

SHORT-TERM INVESTMENTS – 2.07%

MONEY MARKET FUNDS – 2.07%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(c)(d)(e)	90,571,311	$90,571,311
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(c)(d)(e)	18,357,891	18,357,891
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(c)(d)	6,564,576	6,564,576

		115,493,778

TOTAL SHORT-TERM INVESTMENTS
(Cost: $115,493,778)		115,493,778

TOTAL INVESTMENTS IN SECURITIES – 101.93% (Cost: $6,478,489,979)		5,676,689,583

Other Assets, Less Liabilities – (1.93)%		(107,736,735)

NET ASSETS – 100.00%		$5,568,952,848

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited)

iShares® Russell 1000 Growth Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.88%

ADVERTISING – 0.25%
Interpublic Group of Companies Inc. (The)(a)	895,437	$8,981,233
Lamar Advertising Co. Class A(a)(b)	22,050	701,631
Omnicom Group Inc.	451,705	17,833,313

		27,516,177

AEROSPACE & DEFENSE – 2.23%
Alliant Techsystems Inc.(a)	55,174	4,160,120
Boeing Co. (The)	1,123,593	74,763,879
Goodrich Corp.	64,752	4,774,165
Lockheed Martin Corp.	443,599	31,619,737
Rockwell Collins Inc.	150,351	8,757,946
Spirit AeroSystems Holdings Inc. Class A(a)	30,549	608,841
TransDigm Group Inc.	90,159	5,594,366
United Technologies Corp.	1,559,111	111,055,476

		241,334,530

AGRICULTURE – 2.41%
Altria Group Inc.	2,219,609	53,315,008
Monsanto Co.	997,579	47,813,962
Philip Morris International Inc.	2,849,941	159,653,695

		260,782,665

AIRLINES – 0.32%
AMR Corp.(a)(b)	200,129	1,254,809
Continental Airlines Inc. Class B(a)	256,484	6,371,063
Copa Holdings SA Class A	36,299	1,956,879
Delta Air Lines Inc.(a)	1,442,107	16,786,125
Southwest Airlines Co.	183,466	2,397,901
United Continental Holdings Inc.	230,607	5,449,243

		34,216,020

APPAREL – 0.94%
Coach Inc.	557,405	23,946,119
Guess? Inc.	118,155	4,800,638
Hanesbrands Inc.(a)	175,911	4,549,058
Nike Inc. Class B	657,980	52,730,517
Phillips-Van Heusen Corp.	103,315	6,215,430
Polo Ralph Lauren Corp.	102,401	9,201,754

		101,443,516

AUTO MANUFACTURERS – 1.08%
Ford Motor Co.(a)(b)	6,094,855	74,601,025
Navistar International Corp.(a)	130,159	5,680,139
Oshkosh Corp.(a)	164,270	4,517,425
PACCAR Inc.	667,130	32,122,309
Tesla Motors Inc.(a)	19,473	397,347

		117,318,245

AUTO PARTS & EQUIPMENT – 0.60%
Autoliv Inc.	53,055	3,466,083

Security	Shares	Value
BorgWarner Inc.(a)	198,914	$10,466,855
Federal-Mogul Corp. Class A(a)	5,762	108,959
Goodyear Tire & Rubber Co. (The)(a)	446,163	4,796,252
Johnson Controls Inc.	1,159,623	35,368,502
Lear Corp.(a)	26,870	2,120,849
TRW Automotive Holdings Corp.(a)	97,222	4,040,546
WABCO Holdings Inc.(a)	117,772	4,939,358

		65,307,404

BANKS – 0.09%
Bank of Hawaii Corp.	28,138	1,263,959
Northern Trust Corp.	175,265	8,454,784

		9,718,743

BEVERAGES – 2.92%
Brown-Forman Corp. Class B NVS	145,918	8,994,385
Coca-Cola Co. (The)	2,871,975	168,067,977
Coca-Cola Enterprises Inc.	355,435	11,018,485
Dr Pepper Snapple Group Inc.	137,528	4,884,995
Green Mountain Coffee Roasters Inc.(a)(b)	202,253	6,308,271
Hansen Natural Corp.(a)	102,995	4,801,627
PepsiCo Inc.	1,695,257	112,632,875

		316,708,615

BIOTECHNOLOGY – 1.29%
Abraxis BioScience Inc.(a)	5,449	421,426
Alexion Pharmaceuticals Inc.(a)	162,832	10,479,868
Celgene Corp.(a)	842,699	48,547,889
Charles River Laboratories International Inc.(a)(b)	29,556	979,781
Genzyme Corp.(a)	370,953	26,259,763
Human Genome Sciences Inc.(a)	342,948	10,216,421
Illumina Inc.(a)(b)	221,617	10,903,556
Life Technologies Corp.(a)	235,562	10,998,390
Myriad Genetics Inc.(a)	180,010	2,953,964
Regeneron Pharmaceuticals Inc.(a)	118,696	3,252,270
Talecris Biotherapeutics Holdings Corp.(a)	94,076	2,152,459
Vertex Pharmaceuticals Inc.(a)	370,058	12,792,905

		139,958,692

BUILDING MATERIALS – 0.17%
Armstrong World Industries Inc.(a)	3,781	156,949
Eagle Materials Inc.	81,282	1,926,383
Lennox International Inc.	86,446	3,603,934
Martin Marietta Materials Inc.(b)	83,117	6,397,516
Masco Corp.	199,331	2,194,634
Owens Corning(a)	116,119	2,976,130
USG Corp.(a)	50,337	663,945

		17,919,491

CHEMICALS – 2.20%
Air Products and Chemicals Inc.	388,407	32,167,868
Airgas Inc.	152,813	10,383,643
Albemarle Corp.	167,227	7,827,896
Ashland Inc.	12,743	621,476
Celanese Corp. Series A	284,470	9,131,487

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

September 30, 2010

Security	Shares	Value
CF Industries Holdings Inc.	93,030	$8,884,365
E.I. du Pont de Nemours and Co.	571,882	25,517,375
Eastman Chemical Co.	27,355	2,024,270
Ecolab Inc.	426,280	21,629,447
FMC Corp.	91,412	6,253,495
International Flavors & Fragrances Inc.	145,485	7,058,932
Lubrizol Corp.	124,805	13,225,586
Mosaic Co. (The)	288,167	16,932,693
PPG Industries Inc.	49,878	3,631,118
Praxair Inc.	559,368	50,488,556
RPM International Inc.	120,135	2,393,089
Sherwin-Williams Co. (The)	103,193	7,753,922
Sigma-Aldrich Corp.	204,053	12,320,720
Valspar Corp. (The)	18,316	583,365

		238,829,303

COAL – 0.19%
Alpha Natural Resources Inc.(a)	30,172	1,241,578
Arch Coal Inc.	210,176	5,613,801
CONSOL Energy Inc.	190,203	7,029,903
Walter Energy Inc.	77,462	6,296,886

		20,182,168

COMMERCIAL SERVICES – 2.43%
Aaron’s Inc.	75,617	1,395,134
Alliance Data Systems Corp.(a)(b)	96,597	6,303,920
Apollo Group Inc. Class A(a)	237,000	12,169,950
Career Education Corp.(a)	117,986	2,533,159
Corrections Corp. of America(a)	36,262	894,946
DeVry Inc.	115,849	5,700,929
Education Management Corp.(a)(b)	43,535	639,094
Emergency Medical Services Corp. Class A(a)	54,293	2,891,102
FTI Consulting Inc.(a)	69,972	2,427,329
Gartner Inc.(a)	133,697	3,936,040
Genpact Ltd.(a)	120,378	2,134,302
Green Dot Corp. Class A(a)	7,085	343,481
H&R Block Inc.	232,737	3,013,944
Hertz Global Holdings Inc.(a)(b)	302,265	3,200,986
Hewitt Associates Inc. Class A(a)	170,369	8,591,709
Hillenbrand Inc.	113,883	2,449,623
Iron Mountain Inc.	331,692	7,409,999
ITT Educational Services Inc.(a)(b)	62,391	4,384,216
KAR Auction Services Inc.(a)	9,331	117,664
Lender Processing Services Inc.	171,552	5,700,673
MasterCard Inc. Class A	177,871	39,843,104
McKesson Corp.	213,797	13,208,379
Monster Worldwide Inc.(a)	116,487	1,509,671
Moody’s Corp.(b)	375,660	9,383,987
Morningstar Inc.(a)	40,291	1,795,367
Pharmaceutical Product Development Inc.	190,471	4,721,776
R.R. Donnelley & Sons Co.	21,375	362,520
Robert Half International Inc.	271,958	7,070,908
SAIC Inc.(a)	566,255	9,048,755
Strayer Education Inc.(b)	25,568	4,461,616
Towers Watson & Co. Class A	11,804	580,521
Verisk Analytics Inc. Class A(a)	189,040	5,295,010
Visa Inc. Class A	853,338	63,368,880
VistaPrint NV(a)	80,028	3,093,082

Security	Shares	Value
Weight Watchers International Inc.	60,780	$1,895,728
Western Union Co.	1,227,855	21,696,198

		263,573,702

COMPUTERS – 11.69%
Accenture PLC Class A	1,117,822	47,496,257
Apple Inc.(a)	1,663,231	471,941,796
Cadence Design Systems Inc.(a)	498,997	3,807,347
Cognizant Technology Solutions Corp. Class A(a)	547,156	35,275,147
Dell Inc.(a)	3,109,053	40,293,327
Diebold Inc.	26,877	835,606
DST Systems Inc.	64,898	2,910,026
EMC Corp.(a)	3,756,691	76,298,394
FactSet Research Systems Inc.(b)	85,396	6,928,178
Hewlett-Packard Co.	4,286,245	180,322,327
IHS Inc. Class A(a)	89,032	6,054,176
International Business Machines Corp.	2,343,901	314,410,880
MICROS Systems Inc.(a)	147,558	6,246,130
NCR Corp.(a)	294,981	4,020,591
NetApp Inc.(a)	630,210	31,378,156
SanDisk Corp.(a)(b)	420,957	15,428,074
Seagate Technology PLC(a)	639,336	7,531,378
Synopsys Inc.(a)	18,120	448,833
Teradata Corp.(a)	305,479	11,779,270
Western Digital Corp.(a)	96,965	2,752,837

		1,266,158,730

COSMETICS & PERSONAL CARE – 1.07%
Alberto-Culver Co.	35,783	1,347,230
Avon Products Inc.	782,311	25,120,006
Colgate-Palmolive Co.	750,366	57,673,131
Estee Lauder Companies Inc. (The) Class A	200,811	12,697,280
Procter & Gamble Co. (The)	315,554	18,923,773

		115,761,420

DISTRIBUTION & WHOLESALE – 0.31%
Fastenal Co.(b)	241,343	12,837,034
Ingram Micro Inc. Class A(a)	17,417	293,651
LKQ Corp.(a)	262,734	5,464,867
W.W. Grainger Inc.	112,729	13,427,151
WESCO International Inc.(a)(b)	25,881	1,016,865

		33,039,568

DIVERSIFIED FINANCIAL SERVICES – 2.30%
Affiliated Managers Group Inc.(a)	92,929	7,249,391
American Express Co.	1,916,555	80,552,807
Ameriprise Financial Inc.	94,760	4,484,991
BlackRock Inc.(c)	21,609	3,678,932
CBOE Holdings Inc.	10,050	203,010
Charles Schwab Corp. (The)	1,809,734	25,155,302
Eaton Vance Corp.	216,859	6,297,585
Federated Investors Inc. Class B	112,159	2,552,739
Franklin Resources Inc.	271,919	29,068,141
GLG Partners Inc.(a)(b)	222,628	1,001,826
Greenhill & Co. Inc.(b)	53,856	4,271,858
Interactive Brokers Group Inc. Class A(a)	19,072	328,229

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

September 30, 2010

Security	Shares	Value
IntercontinentalExchange Inc.(a)	135,008	$14,138,038
Invesco Ltd.	257,575	5,468,317
Janus Capital Group Inc.	33,082	362,248
Lazard Ltd. Class A(b)	168,291	5,903,648
Morgan Stanley	813,370	20,073,972
NASDAQ OMX Group Inc. (The)(a)	25,579	497,000
NYSE Euronext Inc.	104,154	2,975,680
T. Rowe Price Group Inc.	474,109	23,736,267
TD AMERITRADE Holding Corp.(a)	422,724	6,826,993
Waddell & Reed Financial Inc. Class A	159,305	4,358,585

		249,185,559

ELECTRIC – 0.09%
Calpine Corp.(a)	299,153	3,724,455
ITC Holdings Corp.	81,083	5,047,416
Ormat Technologies Inc.	19,140	558,314

		9,330,185

ELECTRICAL COMPONENTS & EQUIPMENT – 0.79%
AMETEK Inc.	193,171	9,227,779
Emerson Electric Co.	1,376,424	72,482,488
General Cable Corp.(a)	34,068	923,924
Hubbell Inc. Class B	44,168	2,241,526
SunPower Corp. Class A(a)	71,495	1,029,528

		85,905,245

ELECTRONICS – 0.89%
Agilent Technologies Inc.(a)	635,880	21,219,316
Amphenol Corp. Class A	316,422	15,498,349
Arrow Electronics Inc.(a)	25,458	680,492
AVX Corp.	8,419	116,350
Dolby Laboratories Inc. Class A(a)(b)	97,422	5,534,544
FLIR Systems Inc.(a)	278,593	7,159,840
Garmin Ltd.	13,306	403,837
Gentex Corp.	256,327	5,000,940
Itron Inc.(a)	67,879	4,156,231
Jabil Circuit Inc.	232,895	3,356,017
Mettler-Toledo International Inc.(a)	61,795	7,689,770
National Instruments Corp.	104,586	3,415,779
PerkinElmer Inc.	98,056	2,269,016
Thomas & Betts Corp.(a)	17,486	717,276
Trimble Navigation Ltd.(a)	220,024	7,709,641
Waters Corp.(a)	169,385	11,989,070

		96,916,468

ENERGY – ALTERNATE SOURCES – 0.14%
Covanta Holding Corp.	13,632	214,704
First Solar Inc.(a)(b)	101,377	14,937,901

		15,152,605

ENGINEERING & CONSTRUCTION – 0.17%
AECOM Technology Corp.(a)	58,275	1,413,751
Chicago Bridge & Iron Co. NV(a)	74,756	1,827,784
Fluor Corp.	20,164	998,723
Jacobs Engineering Group Inc.(a)	138,838	5,373,031

Security	Shares	Value
KBR Inc.	16,938	$417,352
McDermott International Inc.(a)	331,233	4,895,624
Shaw Group Inc. (The)(a)	89,757	3,012,245

		17,938,510

ENTERTAINMENT – 0.16%
Bally Technologies Inc.(a)	101,029	3,530,963
DreamWorks Animation SKG Inc. Class A(a)	135,671	4,329,262
International Game Technology	545,745	7,886,015
International Speedway Corp. Class A	18,927	461,819
Madison Square Garden Inc. Class A(a)	35,490	748,129
Regal Entertainment Group Class A	35,782	469,460

		17,425,648

ENVIRONMENTAL CONTROL – 0.25%
Nalco Holding Co.	238,056	6,001,392
Republic Services Inc.	178,792	5,451,368
Stericycle Inc.(a)(b)	154,000	10,699,920
Waste Connections Inc.(a)	112,308	4,454,135

		26,606,815

FOOD – 1.25%
Campbell Soup Co.	200,068	7,152,431
ConAgra Foods Inc.	82,220	1,803,907
Flowers Foods Inc.	53,051	1,317,787
General Mills Inc.	722,288	26,392,404
H.J. Heinz Co.	236,058	11,182,067
Hershey Co. (The)	163,139	7,763,785
Kellogg Co.	420,867	21,257,992
Kroger Co. (The)	68,580	1,485,443
McCormick & Co. Inc. NVS	121,699	5,116,226
Sara Lee Corp.	862,986	11,589,902
Sysco Corp.	1,081,175	30,835,111
Whole Foods Market Inc.(a)(b)	256,041	9,501,681

		135,398,736

FOREST PRODUCTS & PAPER – 0.19%
International Paper Co.	621,525	13,518,169
Plum Creek Timber Co. Inc.(b)	126,742	4,473,993
Rayonier Inc.(b)	44,209	2,215,755
Temple-Inland Inc.	36,266	676,723

		20,884,640

HAND & MACHINE TOOLS – 0.11%
Kennametal Inc.	111,776	3,457,232
Lincoln Electric Holdings Inc.	77,995	4,509,671
Regal Beloit Corp.	59,025	3,464,177

		11,431,080

HEALTH CARE – PRODUCTS – 3.74%
Alcon Inc.	126,944	21,172,990
Alere Inc.(a)	45,836	1,417,708
Baxter International Inc.	907,871	43,314,525
Becton, Dickinson and Co.	426,501	31,603,724

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

September 30, 2010

Security	Shares	Value
C.R. Bard Inc.	173,412	$14,120,939
CareFusion Corp.(a)	72,037	1,789,399
Cooper Companies Inc. (The)	15,787	729,675
Covidien PLC	916,080	36,817,255
DENTSPLY International Inc.	265,812	8,498,010
Edwards Lifesciences Corp.(a)	206,378	13,837,645
Gen-Probe Inc.(a)	91,401	4,429,292
Henry Schein Inc.(a)	166,197	9,735,820
Hill-Rom Holdings Inc.	97,345	3,493,712
IDEXX Laboratories Inc.(a)	104,456	6,447,024
Intuitive Surgical Inc.(a)	71,693	20,342,172
Johnson & Johnson	756,503	46,872,926
Kinetic Concepts Inc.(a)	10,613	388,224
Medtronic Inc.	1,548,704	52,005,480
Patterson Companies Inc.	184,570	5,287,931
ResMed Inc.(a)(b)	275,506	9,039,352
St. Jude Medical Inc.(a)	596,951	23,484,052
Stryker Corp.	575,618	28,809,681
TECHNE Corp.	68,754	4,244,184
Thoratec Corp.(a)	104,886	3,878,684
Varian Medical Systems Inc.(a)	225,181	13,623,451

		405,383,855

HEALTH CARE – SERVICES – 0.60%
Brookdale Senior Living Inc.(a)	21,317	347,680
Community Health Systems Inc.(a)	120,244	3,723,957
Covance Inc.(a)	117,103	5,479,249
DaVita Inc.(a)	189,334	13,069,726
Health Management Associates Inc. Class A(a)	462,258	3,540,896
Laboratory Corp. of America Holdings(a)	190,363	14,930,170
Lincare Holdings Inc.	181,889	4,563,595
MEDNAX Inc.(a)	81,318	4,334,250
Quest Diagnostics Inc.	235,093	11,865,144
Tenet Healthcare Corp.(a)	639,457	3,018,237
Universal Health Services Inc. Class B	10,050	390,543

		65,263,447

HOME BUILDERS – 0.08%
NVR Inc.(a)	10,677	6,913,678
Thor Industries Inc.	61,166	2,042,944

		8,956,622

HOME FURNISHINGS – 0.10%
Harman International Industries Inc.(a)	61,324	2,048,835
Tempur-Pedic International Inc.(a)	132,515	4,107,965
Whirlpool Corp.	58,825	4,762,472

		10,919,272

HOUSEHOLD PRODUCTS & WARES – 0.74%
Avery Dennison Corp.	12,217	453,495
Church & Dwight Co. Inc.	128,718	8,358,947
Clorox Co. (The)	242,773	16,207,526
Fortune Brands Inc.	33,682	1,658,165
Fossil Inc.(a)	96,256	5,177,610
Kimberly-Clark Corp.	599,185	38,976,984
Scotts Miracle-Gro Co. (The) Class A	84,246	4,358,046
Tupperware Brands Corp.	115,658	5,292,510

		80,483,283

Security	Shares	Value
HOUSEWARES – 0.03%
Toro Co. (The)	57,191	$3,215,850

		3,215,850

INSURANCE – 0.94%
ACE Ltd.	94,243	5,489,655
Aflac Inc.	810,875	41,930,346
Arch Capital Group Ltd.(a)	5,561	466,012
Arthur J. Gallagher & Co.	48,603	1,281,661
Axis Capital Holdings Ltd.	61,990	2,041,951
Brown & Brown Inc.	111,632	2,253,850
Endurance Specialty Holdings Ltd.	9,714	386,617
Erie Indemnity Co. Class A	38,356	2,150,237
Genworth Financial Inc. Class A(a)	167,525	2,047,155
Hartford Financial Services Group Inc. (The)	68,214	1,565,511
Marsh & McLennan Companies Inc.	913,314	22,029,134
MetLife Inc.	371,597	14,287,905
Travelers Companies Inc. (The)	99,586	5,188,431
Validus Holdings Ltd.	13,452	354,595

		101,473,060

INTERNET – 4.51%
Akamai Technologies Inc.(a)	331,252	16,622,225
Amazon.com Inc.(a)	639,698	100,470,968
eBay Inc.(a)	799,622	19,510,777
Equinix Inc.(a)	82,795	8,474,068
Expedia Inc.	152,542	4,303,210
F5 Networks Inc.(a)	145,964	15,152,523
Google Inc. Class A(a)	445,324	234,146,906
IAC/InterActiveCorp(a)	60,941	1,600,920
McAfee Inc.(a)	285,688	13,501,615
Netflix Inc.(a)	73,172	11,865,571
Priceline.com Inc.(a)	86,584	30,160,671
Symantec Corp.(a)	139,269	2,112,711
VeriSign Inc.(a)	331,872	10,533,617
WebMD Health Corp.(a)	107,919	5,381,920
Yahoo! Inc.(a)	1,066,927	15,118,356

		488,956,058

IRON & STEEL – 0.37%
AK Steel Holding Corp.	29,803	411,579
Allegheny Technologies Inc.	180,335	8,376,561
Carpenter Technology Corp.	80,457	2,712,205
Cliffs Natural Resources Inc.	247,841	15,841,997
Nucor Corp.	247,407	9,450,947
Reliance Steel & Aluminum Co.	15,237	632,793
Schnitzer Steel Industries Inc. Class A	8,696	419,843
United States Steel Corp.(b)	49,250	2,159,120

		40,005,045

LEISURE TIME – 0.28%
Carnival Corp.	297,521	11,368,278

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Harley-Davidson Inc.	431,003	$12,257,725
Royal Caribbean Cruises Ltd.(a)	93,777	2,956,789
WMS Industries Inc.(a)	106,072	4,038,161

		30,620,953

LODGING – 0.64%
Choice Hotels International Inc.	4,346	158,455
Las Vegas Sands Corp.(a)	578,532	20,161,840
Marriott International Inc. Class A	496,521	17,790,347
MGM Resorts International(a)(b)	82,789	933,860
Starwood Hotels & Resorts Worldwide Inc.	346,665	18,217,246
Wynn Resorts Ltd.(b)	138,058	11,979,293

		69,241,041

MACHINERY – 2.27%
Babcock & Wilcox Co. (The)(a)	165,642	3,524,862
Bucyrus International Inc.	137,525	9,537,359
Caterpillar Inc.	1,147,590	90,292,381
CNH Global NV(a)	7,921	290,225
Cummins Inc.	366,813	33,225,922
Deere & Co.	733,214	51,163,673
Flowserve Corp.	87,418	9,565,278
Gardner Denver Inc.	90,636	4,865,340
Graco Inc.	110,911	3,519,206
IDEX Corp.	122,766	4,359,421
Joy Global Inc.	188,376	13,246,600
Manitowoc Co. Inc. (The)	240,116	2,907,805
Rockwell Automation Inc.	260,904	16,105,604
Wabtec Corp.	14,342	685,404
Zebra Technologies Corp. Class A(a)	61,368	2,064,419

		245,353,499

MANUFACTURING – 3.76%
3M Co.	1,303,565	113,032,121
Carlisle Companies Inc.	8,533	255,563
Cooper Industries PLC(b)	306,540	14,999,002
Danaher Corp.	900,051	36,551,071
Donaldson Co. Inc.	139,621	6,580,338
Dover Corp.	214,751	11,212,150
Eaton Corp.	80,049	6,603,242
General Electric Co.	4,526,665	73,558,306
Harsco Corp.	11,988	294,665
Honeywell International Inc.	1,400,391	61,533,181
Illinois Tool Works Inc.	805,485	37,873,905
Leggett & Platt Inc.	161,504	3,675,831
Pall Corp.	212,368	8,843,003
Parker Hannifin Corp.	83,363	5,840,412
Pentair Inc.	93,877	3,157,083
Roper Industries Inc.	171,971	11,209,070
SPX Corp.	17,700	1,120,056
Teleflex Inc.	11,804	670,231
Textron Inc.	257,584	5,295,927
Tyco International Ltd.	135,494	4,976,695

		407,281,852

Security	Shares	Value
MEDIA – 1.49%
CBS Corp. Class B NVS	147,971	$2,346,820
DIRECTV Class A(a)	1,620,954	67,480,315
Discovery Communications Inc. Series A(a)(b)	380,385	16,565,767
John Wiley & Sons Inc. Class A	76,877	3,141,194
McGraw-Hill Companies Inc. (The)	403,566	13,341,892
Meredith Corp.	27,899	929,316
News Corp. Class A NVS	874,311	11,418,502
Scripps Networks Interactive Inc. Class A	163,907	7,798,695
Sirius XM Radio Inc.(a)	7,111,504	8,533,805
Thomson Reuters Corp.	221,738	8,321,827
Time Warner Inc.	429,569	13,166,290
Viacom Inc. Class B NVS	218,986	7,925,103

		160,969,526

METAL FABRICATE & HARDWARE – 0.37%
Precision Castparts Corp.	259,836	33,090,115
Timken Co. (The)	116,529	4,470,052
Valmont Industries Inc.	40,494	2,931,766

		40,491,933

MINING – 1.39%
Alcoa Inc.	273,526	3,312,400
Compass Minerals International Inc.	59,905	4,589,921
Freeport-McMoRan Copper & Gold Inc.	858,932	73,344,203
Newmont Mining Corp.	869,644	54,622,340
Royal Gold Inc.	14,133	704,389
Southern Copper Corp.	309,661	10,875,294
Titanium Metals Corp.(a)	156,355	3,120,846

		150,569,393

OFFICE & BUSINESS EQUIPMENT – 0.05%
Pitney Bowes Inc.	271,609	5,807,000

		5,807,000

OIL & GAS – 7.38%
Atlas Energy Inc.(a)	104,724	2,999,295
Atwood Oceanics Inc.(a)	21,728	661,618
Chevron Corp.	194,796	15,788,216
Cimarex Energy Co.	153,546	10,161,674
Concho Resources Inc.(a)	167,534	11,085,725
ConocoPhillips	1,041,904	59,836,547
Continental Resources Inc.(a)	51,047	2,366,539
Diamond Offshore Drilling Inc.	41,326	2,800,663
EOG Resources Inc.	463,002	43,045,296
EQT Corp.	252,169	9,093,214
EXCO Resources Inc.	268,567	3,993,591
Exxon Mobil Corp.	8,561,227	528,998,216
Forest Oil Corp.(a)	132,340	3,930,498
Holly Corp.	56,147	1,614,226
Marathon Oil Corp.	346,606	11,472,659
Mariner Energy Inc.(a)	14,787	358,289
Murphy Oil Corp.	41,291	2,556,739
Nabors Industries Ltd.(a)	208,270	3,761,356
Occidental Petroleum Corp.	301,625	23,617,237

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Petrohawk Energy Corp.(a)	388,787	$6,275,022
Pride International Inc.(a)	128,337	3,776,958
Quicksilver Resources Inc.(a)	15,323	193,070
Range Resources Corp.	291,754	11,124,580
Rowan Companies Inc.(a)	27,426	832,653
SandRidge Energy Inc.(a)(b)	385,290	2,188,447
SM Energy Co.	78,058	2,924,053
Southwestern Energy Co.(a)	632,772	21,159,896
Ultra Petroleum Corp.(a)	278,571	11,694,411
Whiting Petroleum Corp.(a)	7,578	723,775

		799,034,463

OIL & GAS SERVICES – 2.28%
Baker Hughes Inc.	215,176	9,166,498
Cameron International Corp.(a)	253,640	10,896,374
Core Laboratories NV	81,680	7,191,107
Dresser-Rand Group Inc.(a)	137,010	5,054,299
Exterran Holdings Inc.(a)	12,820	291,142
FMC Technologies Inc.(a)	221,529	15,128,215
Halliburton Co.	1,659,957	54,894,778
Oil States International Inc.(a)	5,763	268,268
Schlumberger Ltd.	2,179,443	134,275,483
Superior Energy Services Inc.(a)	10,277	274,293
Weatherford International Ltd.(a)	545,957	9,335,865

		246,776,322

PACKAGING & CONTAINERS – 0.19%
Ball Corp.	35,922	2,114,010
Crown Holdings Inc.(a)	297,449	8,524,888
Owens-Illinois Inc.(a)	94,346	2,647,349
Pactiv Corp.(a)	218,370	7,201,842

		20,488,089

PHARMACEUTICALS – 4.02%
Abbott Laboratories	2,544,688	132,934,501
Allergan Inc.	555,731	36,972,783
AmerisourceBergen Corp.	517,264	15,859,314
Amylin Pharmaceuticals Inc.(a)(b)	263,919	5,502,711
BioMarin Pharmaceutical Inc.(a)	183,116	4,092,643
Cardinal Health Inc.	227,972	7,532,195
Dendreon Corp.(a)(b)	262,313	10,802,049
Eli Lilly and Co.	426,650	15,585,524
Express Scripts Inc.(a)	1,002,146	48,804,510
Gilead Sciences Inc.(a)	1,532,618	54,576,527
Herbalife Ltd.	108,537	6,550,208
Hospira Inc.(a)	303,596	17,308,008
Mead Johnson Nutrition Co. Class A	51,861	2,951,410
Medco Health Solutions Inc.(a)	792,201	41,241,984
Mylan Inc.(a)(b)	475,955	8,952,714
Omnicare Inc.	22,601	539,712
Perrigo Co.	146,853	9,430,900
SXC Health Solutions Corp.(a)	112,166	4,090,694
United Therapeutics Corp.(a)	91,201	5,108,168
VCA Antech Inc.(a)	154,497	3,258,342
Warner Chilcott PLC Class A	164,728	3,696,496

		435,791,393

Security	Shares	Value
PIPELINES – 0.11%
El Paso Corp.	239,358	$2,963,252
Williams Companies Inc. (The)	440,530	8,418,528

		11,381,780

REAL ESTATE – 0.18%
CB Richard Ellis Group Inc. Class A(a)	521,758	9,537,736
Jones Lang LaSalle Inc.	76,956	6,638,994
St. Joe Co. (The)(a)(b)	153,243	3,811,154

		19,987,884

REAL ESTATE INVESTMENT TRUSTS – 0.85%
AMB Property Corp.	28,498	754,342
Apartment Investment and Management Co. Class A	105,330	2,251,955
Digital Realty Trust Inc.	150,426	9,281,284
Equity Residential(b)	33,073	1,573,283
Essex Property Trust Inc.	21,425	2,344,752
Federal Realty Investment Trust	67,129	5,481,754
General Growth Properties Inc.	370,001	5,772,016
ProLogis	53,826	634,070
Public Storage	232,397	22,551,805
Simon Property Group Inc.	369,919	34,306,288
UDR Inc.	19,409	409,918
Ventas Inc.(b)	77,993	4,022,099
Vornado Realty Trust	26,624	2,277,151

		91,660,717

RETAIL – 9.54%
Abercrombie & Fitch Co. Class A	123,322	4,849,021
Advance Auto Parts Inc.	159,644	9,367,910
Aeropostale Inc.(a)	172,006	3,999,139
American Eagle Outfitters Inc.	87,684	1,311,753
AutoNation Inc.(a)(b)	40,892	950,739
AutoZone Inc.(a)	48,116	11,014,234
Bed Bath & Beyond Inc.(a)	480,762	20,869,878
Best Buy Co. Inc.	629,755	25,712,897
Big Lots Inc.(a)	138,005	4,588,666
BJ’s Wholesale Club Inc.(a)	8,827	366,320
Brinker International Inc.	165,438	3,120,161
Burger King Holdings Inc.	165,304	3,947,460
CarMax Inc.(a)	409,358	11,404,714
Chico’s FAS Inc.	326,898	3,438,967
Chipotle Mexican Grill Inc.(a)	57,675	9,920,100
Copart Inc.(a)	132,227	4,359,524
Costco Wholesale Corp.	805,355	51,937,344
CVS Caremark Corp.	274,386	8,634,927
Darden Restaurants Inc.	255,645	10,936,493
Dick’s Sporting Goods Inc.(a)	163,713	4,590,513
Dollar General Corp.(a)(b)	127,874	3,740,314
Dollar Tree Inc.(a)	232,953	11,358,788
Family Dollar Stores Inc.	245,651	10,847,948
Gap Inc. (The)	692,195	12,902,515
Home Depot Inc. (The)	3,096,397	98,093,857
J. Crew Group Inc.(a)	100,895	3,392,090
J.C. Penney Co. Inc.	140,538	3,819,823
Kohl’s Corp.(a)	415,026	21,863,570
Limited Brands Inc.	488,559	13,083,610

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Lowe’s Companies Inc.	2,010,869	$44,822,270
Macy’s Inc.	76,386	1,763,753
McDonald’s Corp.	1,966,246	146,504,989
MSC Industrial Direct Co. Inc. Class A	80,219	4,335,035
Nordstrom Inc.	304,577	11,330,264
O’Reilly Automotive Inc.(a)	251,690	13,389,908
Office Depot Inc.(a)	56,045	257,807
Panera Bread Co. Class A(a)	56,036	4,965,350
PetSmart Inc.	217,245	7,603,575
Ross Stores Inc.	222,993	12,179,878
Staples Inc.	1,333,766	27,902,385
Starbucks Corp.	1,362,027	34,840,651
Target Corp.	1,345,903	71,925,056
Tiffany & Co.	231,304	10,868,975
TJX Companies Inc. (The)	745,703	33,280,725
Tractor Supply Co.	132,934	5,272,162
Urban Outfitters Inc.(a)(b)	221,383	6,960,282
Wal-Mart Stores Inc.	2,252,965	120,578,687
Walgreen Co.	1,629,431	54,585,938
Wendy’s/Arby’s Group Inc. Class A	237,225	1,074,629
Williams-Sonoma Inc.	176,135	5,583,479
Yum! Brands Inc.	854,331	39,350,486

		1,033,799,559

SAVINGS & LOANS – 0.01%
Capitol Federal Financial	3,177	78,472
Hudson City Bancorp Inc.	74,500	913,370

		991,842

SEMICONDUCTORS – 3.89%
Advanced Micro Devices Inc.(a)	424,619	3,019,041
Altera Corp.	549,687	16,578,560
Analog Devices Inc.	543,974	17,069,904
Applied Materials Inc.	2,455,864	28,684,491
Atmel Corp.(a)	754,406	6,005,072
Avago Technologies Ltd.(a)	194,238	4,372,297
Broadcom Corp. Class A	907,133	32,103,437
Cree Inc.(a)(b)	196,531	10,669,668
Cypress Semiconductor Corp.(a)	299,955	3,773,434
Intel Corp.	6,955,786	133,759,765
Intersil Corp. Class A	79,336	927,438
KLA-Tencor Corp.	17,039	600,284
Lam Research Corp.(a)	229,975	9,624,454
Linear Technology Corp.	408,405	12,550,286
Marvell Technology Group Ltd.(a)	990,419	17,342,237
Maxim Integrated
Products Inc.	553,455	10,244,452
MEMC Electronic Materials Inc.(a)	176,035	2,098,337
Microchip Technology Inc.(b)	337,220	10,605,569
National Semiconductor Corp.	397,901	5,081,196
Novellus Systems Inc.(a)	155,888	4,143,503
NVIDIA Corp.(a)	1,046,842	12,227,114
ON Semiconductor Corp.(a)	789,306	5,690,896
PMC-Sierra Inc.(a)	21,958	161,611
QLogic Corp.(a)	205,764	3,629,677
Rambus Inc.(a)(b)	193,681	4,036,312
Rovi Corp.(a)	186,822	9,417,697
Silicon Laboratories Inc.(a)	84,305	3,089,778

Security	Shares	Value
Skyworks Solutions Inc.(a)	323,504	$6,690,063
Teradyne Inc.(a)	329,786	3,673,816
Texas Instruments Inc.	1,011,426	27,450,102
Varian Semiconductor Equipment Associates Inc.(a)	135,281	3,893,387
Xilinx Inc.	473,036	12,587,488

		421,801,366

SOFTWARE – 6.69%
Activision Blizzard Inc.	259,762	2,810,625
Adobe Systems Inc.(a)	962,882	25,179,364
Allscripts Healthcare Solutions Inc.(a)	212,046	3,916,490
ANSYS Inc.(a)	165,728	7,002,008
Autodesk Inc.(a)	419,602	13,414,676
Automatic Data Processing Inc.	919,162	38,632,379
BMC Software Inc.(a)	330,763	13,389,286
Broadridge Financial Solutions Inc.	211,001	4,825,593
CA Inc.	579,389	12,236,696
Cerner Corp.(a)(b)	125,034	10,501,606
Citrix Systems Inc.(a)	340,008	23,202,146
Compuware Corp.(a)	232,491	1,983,148
Dun & Bradstreet Corp. (The)	91,291	6,768,315
Electronic Arts Inc.(a)	562,738	9,245,785
Emdeon Inc. Class A(a)	47,599	579,756
Fiserv Inc.(a)	185,025	9,958,045
Global Payments Inc.	149,986	6,432,900
Informatica Corp.(a)	168,019	6,453,610
Intuit Inc.(a)	512,212	22,440,008
Microsoft Corp.	9,366,056	229,374,711
MSCI Inc. Class A(a)	201,552	6,693,542
Nuance Communications Inc.(a)	416,231	6,509,853
Oracle Corp.	6,962,819	186,951,690
Paychex Inc.	589,068	16,193,479
Red Hat Inc.(a)	343,558	14,085,878
Salesforce.com Inc.(a)	209,578	23,430,820
SEI Investments Co.	273,795	5,568,990
Solera Holdings Inc.	128,123	5,657,912
VMware Inc. Class A(a)	134,498	11,424,260

		724,863,571

TELECOMMUNICATIONS – 4.91%
Amdocs Ltd.(a)	105,735	3,030,365
American Tower Corp. Class A(a)	737,425	37,800,405
Atheros Communications Inc.(a)	127,986	3,372,431
Ciena Corp.(a)(b)	169,326	2,636,406
Cisco Systems Inc.(a)	10,438,744	228,608,494
Clearwire Corp.
Class A(a)(b)	211,922	1,714,449
Corning Inc.	358,422	6,551,954
Crown Castle International Corp.(a)	531,519	23,466,564
Frontier Communications Corp.	693,693	5,667,472
Harris Corp.	237,704	10,527,910
JDS Uniphase Corp.(a)	394,838	4,892,043
Juniper Networks Inc.(a)	960,742	29,158,520
Level 3 Communications Inc.(a)	1,168,474	1,095,211
MetroPCS Communications Inc.(a)	223,081	2,333,427
NeuStar Inc. Class A(a)	135,238	3,362,017
NII Holdings Inc.(a)	241,942	9,943,816
Polycom Inc.(a)	155,917	4,253,416
QUALCOMM Inc.	2,998,094	135,274,001

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

September 30, 2010

Security	Shares	Value
SBA Communications Corp. Class A(a)	212,437	$8,561,211
tw telecom inc.(a)	275,457	5,115,236
Windstream Corp.	369,227	4,537,800

		531,903,148

TEXTILES – 0.01%
Mohawk Industries Inc.(a)	12,243	652,552

		652,552
TOYS, GAMES & HOBBIES – 0.18%
Hasbro Inc.	238,766	10,627,475
Mattel Inc.	384,323	9,016,217

		19,643,692
TRANSPORTATION – 1.74%
C.H. Robinson Worldwide Inc.	302,891	21,178,139
Con-way Inc.	8,652	268,125
Expeditors International of Washington Inc.	388,246	17,948,613
FedEx Corp.	369,881	31,624,826
Frontline Ltd.(b)	77,640	2,207,305
J.B. Hunt Transport Services Inc.	166,781	5,787,301
Kansas City Southern Industries Inc.(a)	110,474	4,132,832
Kirby Corp.(a)	6,969	279,178
Landstar System Inc.	92,412	3,568,951
Ryder System Inc.	51,283	2,193,374
Union Pacific Corp.	116,085	9,495,753
United Parcel Service Inc. Class B	1,304,670	87,008,442
UTi Worldwide Inc.	157,848	2,538,196

		188,231,035

TRUCKING & LEASING – 0.01%
GATX Corp.	24,345	713,795

		713,795

TOTAL COMMON STOCKS (Cost: $10,534,115,360)		10,818,657,377

SHORT-TERM INVESTMENTS – 2.76%

MONEY MARKET FUNDS – 2.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%(c)(d)(e)	237,702,135	237,702,135
BlackRock Cash Funds: Prime, SL Agency Shares
0.29%(c)(d)(e)	48,179,824	48,179,824

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(c)(d)	12,601,917	$12,601,917

		298,483,876

TOTAL SHORT-TERM INVESTMENTS
(Cost: $298,483,876)		298,483,876

TOTAL INVESTMENTS IN SECURITIES – 102.64% (Cost: $10,832,599,236)		11,117,141,253

Other Assets, Less Liabilities – (2.64)%		(285,760,775)

NET ASSETS – 100.00%		$10,831,380,478

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iShares® Russell 1000 Value Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.07%
Clear Channel Outdoor Holdings Inc. Class A(a)	63,285	$723,348
Lamar Advertising Co. Class A(a)(b)	69,460	2,210,217
Omnicom Group Inc.	87,633	3,459,751

		6,393,316

AEROSPACE & DEFENSE – 1.73%
Alliant Techsystems Inc.(a)	4,311	325,049
BE Aerospace Inc.(a)	141,895	4,300,837
Boeing Co. (The)	214,259	14,256,794
General Dynamics Corp.	513,852	32,275,044
Goodrich Corp.	133,597	9,850,107
L-3 Communications Holdings Inc.	171,879	12,421,695
Lockheed Martin Corp.	98,563	7,025,571
Northrop Grumman Corp.	447,850	27,153,146
Raytheon Co.	566,611	25,899,789
Rockwell Collins Inc.	110,475	6,435,169
Spirit AeroSystems Holdings Inc. Class A(a)	132,311	2,636,958
United Technologies Corp.	119,023	8,478,008

		151,058,167

AGRICULTURE – 1.50%
Altria Group Inc.	1,291,196	31,014,528
Archer-Daniels-Midland Co.	956,090	30,518,393
Bunge Ltd.(b)	214,181	12,670,948
Lorillard Inc.	227,322	18,256,230
Philip Morris International Inc.	435,084	24,373,405
Reynolds American Inc.	249,488	14,817,092

		131,650,596

AIRLINES – 0.19%
AMR Corp.(a)	330,635	2,073,081
Copa Holdings SA Class A	17,594	948,493
Southwest Airlines Co.	959,327	12,538,404
United Continental Holdings Inc.	61,036	1,442,281

		17,002,259

APPAREL – 0.12%
VF Corp.	130,845	10,601,062

		10,601,062

AUTO MANUFACTURERS – 0.00%
Tesla Motors Inc.(a)	6,885	140,488

		140,488

AUTO PARTS & EQUIPMENT – 0.16%
Autoliv Inc.	83,252	5,438,853
BorgWarner Inc.(a)	13,307	700,214
Federal-Mogul Corp. Class A(a)	23,037	435,630
Johnson Controls Inc.	58,666	1,789,313
Lear Corp.(a)	51,615	4,073,972

Security	Shares	Value
TRW Automotive Holdings Corp.(a)	39,219	$1,629,942

		14,067,924

BANKS – 8.38%
Associated Banc-Corp	260,416	3,434,887
BancorpSouth Inc.	126,190	1,789,374
Bank of America Corp.	14,923,766	195,650,572
Bank of Hawaii Corp.	49,481	2,222,687
Bank of New York Mellon Corp. (The)	1,803,196	47,117,511
BB&T Corp.	1,029,130	24,781,450
BOK Financial Corp.	36,888	1,664,755
CapitalSource Inc.	473,178	2,526,771
City National Corp.	67,042	3,557,919
Comerica Inc.	261,290	9,706,923
Commerce Bancshares Inc.	107,070	4,024,761
Cullen/Frost Bankers Inc.	78,950	4,253,037
East West Bancorp Inc.	218,129	3,551,140
Fifth Third Bancorp	1,179,328	14,187,316
First Citizens BancShares Inc. Class A	8,263	1,530,886
First Horizon National Corp.(a)	346,597	3,954,672
Fulton Financial Corp.	299,145	2,710,254
Huntington Bancshares Inc.	1,074,411	6,091,910
KeyCorp	1,303,074	10,372,469
M&T Bank Corp.	109,062	8,922,362
Marshall & Ilsley Corp.	790,779	5,567,084
Northern Trust Corp.	215,816	10,410,964
PNC Financial Services Group Inc. (The)(c)	782,071	40,597,306
Popular Inc.(a)	1,524,393	4,420,740
Regions Financial Corp.	1,872,516	13,613,191
State Street Corp.	745,976	28,093,456
SunTrust Banks Inc.	742,786	19,186,162
Synovus Financial Corp.	1,152,647	2,835,512
TCF Financial Corp.	214,558	3,473,694
U.S. Bancorp	2,849,509	61,606,385
Valley National Bancorp(b)	242,371	3,126,586
Wells Fargo & Co.	7,238,490	181,903,254
Wilmington Trust Corp.	138,875	1,247,098
Zions Bancorporation	258,359	5,518,548

		733,651,636

BEVERAGES – 1.67%
Brown-Forman Corp. Class B NVS	38,536	2,375,359
Coca-Cola Co. (The)	795,362	46,544,584
Coca-Cola Enterprises Inc.	182,505	5,657,655
Constellation Brands Inc. Class A(a)	270,784	4,790,169
Dr Pepper Snapple Group Inc.	252,655	8,974,305
Hansen Natural Corp.(a)	16,261	758,088
Molson Coors Brewing Co. Class B NVS	195,571	9,234,863
PepsiCo Inc.	1,018,863	67,693,258

		146,028,281

BIOTECHNOLOGY – 1.31%
Abraxis BioScience Inc.(a)	7,219	558,317
Amgen Inc.(a)	1,425,774	78,574,405
Bio-Rad Laboratories Inc. Class A(a)	28,542	2,583,336
Biogen Idec Inc.(a)	360,588	20,236,199
Charles River Laboratories International Inc.(a)(b)	74,039	2,454,393

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

September 30, 2010

Security	Shares	Value
Genzyme Corp.(a)	94,326	$6,677,338
Life Technologies Corp.(a)	78,670	3,673,102
		114,757,090

BUILDING MATERIALS – 0.09%
Armstrong World Industries Inc.(a)	28,549	1,185,069
Masco Corp.	371,009	4,084,809
Owens Corning(a)	76,001	1,947,905
USG Corp.(a)(b)	62,746	827,620
		8,045,403

CHEMICALS – 1.62%
Ashland Inc.	107,319	5,233,948
Cabot Corp.	95,997	3,126,622
CF Industries Holdings Inc.	29,248	2,793,184
Cytec Industries Inc.	72,848	4,107,170
Dow Chemical Co. (The)	1,716,905	47,146,211
E.I. du Pont de Nemours and Co.	882,291	39,367,824
Eastman Chemical Co.	84,896	6,282,304
FMC Corp.	33,624	2,300,218
Huntsman Corp.	285,410	3,299,340
Intrepid Potash Inc.(a)(b)	68,228	1,778,704
PPG Industries Inc.	206,567	15,038,078
RPM International Inc.	96,326	1,918,814
Sherwin-Williams Co. (The)	52,029	3,909,459
Sigma-Aldrich Corp.	14,845	896,341
Valspar Corp. (The)	134,494	4,283,634
		141,481,851

COAL – 0.47%
Alpha Natural Resources Inc.(a)	155,265	6,389,155
Arch Coal Inc.	72,525	1,937,143
CONSOL Energy Inc.	180,732	6,679,855
Massey Energy Co.	151,841	4,710,108
Peabody Energy Corp.	399,737	19,591,110
Walter Energy Inc.	17,680	1,437,207
		40,744,578

COMMERCIAL SERVICES – 0.67%
Aaron’s Inc.	45,660	842,427
Convergys Corp.(a)	144,209	1,506,984
CoreLogic Inc.	174,309	3,339,761
Corrections Corp. of America(a)	141,980	3,504,066
Education Management Corp.(a)(b)	25,371	372,446
Equifax Inc.	187,349	5,845,289
FTI Consulting Inc.(a)	12,627	438,031
Green Dot Corp. Class A(a)	2,024	98,124
H&R Block Inc.	269,069	3,484,444
Hertz Global Holdings Inc.(a)(b)	46,291	490,222
KAR Auction Services Inc.(a)	31,955	402,953
Manpower Inc.	122,906	6,415,693
McKesson Corp.	229,330	14,168,007
Monster Worldwide Inc.(a)	91,539	1,186,345
Quanta Services Inc.(a)	315,629	6,022,201
R.R. Donnelley & Sons Co.	288,715	4,896,606
Service Corp. International	384,202	3,311,821
Towers Watson & Co. Class A	53,050	2,608,999
		58,934,419

Security	Shares	Value

COMPUTERS – 0.42%
Brocade Communications Systems Inc.(a)	654,681	$3,823,337
Computer Sciences Corp.	228,677	10,519,142
Diebold Inc.	75,665	2,352,425
Lexmark International Inc. Class A(a)	115,937	5,173,109
Seagate Technology PLC(a)	199,123	2,345,669
Synopsys Inc.(a)	207,479	5,139,255
Western Digital Corp.(a)	262,119	7,441,558
		36,794,495

COSMETICS & PERSONAL CARE – 2.90%
Alberto-Culver Co.	100,325	3,777,236
Colgate-Palmolive Co.	118,728	9,125,434
Procter & Gamble Co. (The)	4,026,737	241,483,418
		254,386,088

DISTRIBUTION & WHOLESALE – 0.24%
Central European Distribution Corp.(a)	103,611	2,312,598
Genuine Parts Co.	235,607	10,505,716
Ingram Micro Inc. Class A(a)	220,204	3,712,639
Tech Data Corp.(a)	69,247	2,790,654
WESCO International Inc.(a)(b)	41,648	1,636,350
		20,957,957

DIVERSIFIED FINANCIAL SERVICES – 7.41%
AmeriCredit Corp.(a)	93,009	2,275,000
Ameriprise Financial Inc.	305,747	14,471,005
BlackRock Inc.(c)	33,910	5,773,177
Capital One Financial Corp.	678,831	26,847,766
CBOE Holdings Inc.	11,815	238,663
CIT Group Inc.(a)	297,184	12,131,051
Citigroup Inc.(a)	31,470,734	122,735,863
CME Group Inc.	97,675	25,439,454
Discover Financial Services	806,926	13,459,526
E*TRADE Financial Corp.(a)	324,977	4,725,166
Federated Investors Inc. Class B	44,732	1,018,100
GLG Partners Inc.(a)(b)	29,849	134,320
Goldman Sachs Group Inc. (The)	765,881	110,731,075
Interactive Brokers Group Inc. Class A(a)	40,712	700,654
Invesco Ltd.(b)	486,348	10,325,168
Janus Capital Group Inc.	244,828	2,680,867
Jefferies Group Inc.(b)	172,097	3,904,881
JPMorgan Chase & Co.	5,918,185	225,305,303
Legg Mason Inc.	230,729	6,993,396
Morgan Stanley	1,417,316	34,979,359
NASDAQ OMX Group Inc. (The)(a)	179,824	3,493,980
NYSE Euronext Inc.	303,604	8,673,966
Raymond James Financial Inc.	149,260	3,780,756
SLM Corp.(a)	720,247	8,318,853
		649,137,349

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

September 30, 2010

Security	Shares	Value

ELECTRIC – 6.54%
AES Corp. (The)(a)	994,295	$11,285,248
Allegheny Energy Inc.	250,852	6,150,891
Alliant Energy Corp.	166,231	6,042,497
Ameren Corp.	353,394	10,036,390
American Electric Power Co. Inc.	712,052	25,797,644
Calpine Corp.(a)	275,456	3,429,427
CenterPoint Energy Inc.	627,043	9,857,116
CMS Energy Corp.(b)	340,107	6,128,728
Consolidated Edison Inc.	419,320	20,219,610
Constellation Energy Group Inc.	274,221	8,840,885
Dominion Resources Inc.	886,154	38,689,484
DPL Inc.	175,741	4,592,112
DTE Energy Co.	249,974	11,481,306
Duke Energy Corp.	1,952,310	34,575,410
Edison International	484,000	16,644,760
Entergy Corp.	281,506	21,543,654
Exelon Corp.	982,066	41,816,370
FirstEnergy Corp.(b)	453,135	17,463,823
Great Plains Energy Inc.	204,576	3,866,486
Hawaiian Electric Industries Inc.	140,842	3,174,579
Integrys Energy Group Inc.	113,949	5,932,185
ITC Holdings Corp.	9,843	612,727
MDU Resources Group Inc.	277,779	5,541,691
Mirant Corp.(a)	219,736	2,188,571
NextEra Energy Inc.	616,525	33,532,795
Northeast Utilities	263,666	7,796,604
NRG Energy Inc.(a)	382,502	7,963,692
NSTAR	160,227	6,304,932
NV Energy Inc.	346,987	4,562,879
OGE Energy Corp.	145,879	5,816,196
Ormat Technologies Inc.	12,840	374,543
Pepco Holdings Inc.	330,119	6,140,213
PG&E Corp.	553,661	25,147,283
Pinnacle West Capital Corp.	160,425	6,620,740
PPL Corp.	718,726	19,570,909
Progress Energy Inc.	426,791	18,958,056
Public Service Enterprise Group Inc.	752,330	24,887,076
RRI Energy Inc.(a)	534,876	1,898,810
SCANA Corp.	166,951	6,731,464
Southern Co.	1,225,785	45,648,233
TECO Energy Inc.	321,166	5,562,595
Westar Energy Inc.	166,473	4,033,641
Wisconsin Energy Corp.	173,404	10,022,751
Xcel Energy Inc.	682,992	15,688,326
		573,173,332

ELECTRICAL COMPONENTS & EQUIPMENT – 0.19%
Energizer Holdings Inc.(a)	103,740	6,974,440
General Cable Corp.(a)	51,350	1,392,612
Hubbell Inc. Class B	52,559	2,667,370
Molex Inc.	196,500	4,112,745
SunPower Corp. Class A(a)(b)	85,428	1,230,163
		16,377,330

ELECTRONICS – 0.62%
Arrow Electronics Inc.(a)	159,454	4,262,205

Security	Shares	Value
Avnet Inc.(a)	224,567	$6,065,555
AVX Corp.	63,365	875,704
Garmin Ltd.	155,784	4,728,044
Itron Inc.(a)	4,292	262,799
Jabil Circuit Inc.	81,638	1,176,404
PerkinElmer Inc.	97,234	2,249,995
Thermo Fisher Scientific Inc.(a)	610,211	29,216,903
Thomas & Betts Corp.(a)	63,886	2,620,604
Vishay Intertechnology Inc.(a)	251,936	2,438,740
Vishay Precision Group Inc.(a)	18,001	280,996
		54,177,949

ENERGY – ALTERNATE SOURCES – 0.03%
Covanta Holding Corp.	184,397	2,904,253
		2,904,253

ENGINEERING & CONSTRUCTION – 0.38%
AECOM Technology Corp.(a)	103,004	2,498,877
Chicago Bridge & Iron Co. NV(a)	91,643	2,240,671
Fluor Corp.	249,710	12,368,136
Jacobs Engineering Group Inc.(a)	72,742	2,815,116
KBR Inc.	227,033	5,594,093
McDermott International Inc.(a)	70,554	1,042,788
Shaw Group Inc. (The)(a)	52,109	1,748,778
URS Corp.(a)	122,454	4,650,803
		32,959,262

ENTERTAINMENT – 0.07%
International Speedway Corp. Class A	30,671	748,372
Madison Square Garden Inc. Class A(a)	63,106	1,330,275
Penn National Gaming Inc.(a)	103,086	3,052,377
Regal Entertainment Group Class A	89,495	1,174,174
		6,305,198

ENVIRONMENTAL CONTROL – 0.42%
Republic Services Inc.	337,907	10,302,784
Waste Connections Inc.(a)	25,336	1,004,826
Waste Management Inc.	718,218	25,669,111
		36,976,721

FOOD – 2.42%
Campbell Soup Co.	108,446	3,876,945
ConAgra Foods Inc.	594,094	13,034,422
Corn Products International Inc.	110,973	4,161,487
Dean Foods Co.(a)	266,738	2,723,395
Del Monte Foods Co.	298,961	3,919,379
Flowers Foods Inc.	69,349	1,722,629
General Mills Inc.	399,249	14,588,558
H.J. Heinz Co.	277,462	13,143,375
Hershey Co. (The)	96,352	4,585,392
Hormel Foods Corp.	102,133	4,555,132
J.M. Smucker Co. (The)	176,683	10,694,622
Kellogg Co.	40,024	2,021,612
Kraft Foods Inc. Class A	2,387,536	73,679,361

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

September 30, 2010

Security	Shares	Value
Kroger Co. (The)	904,318	$19,587,528
McCormick & Co. Inc. NVS	97,951	4,117,860
Ralcorp Holdings Inc.(a)	82,606	4,830,799
Safeway Inc.	577,236	12,214,314
Sara Lee Corp.	285,935	3,840,107
Smithfield Foods Inc.(a)	202,360	3,405,719
SUPERVALU Inc.(b)	320,004	3,689,646
Tyson Foods Inc. Class A	447,312	7,165,938
		211,558,220

FOREST PRODUCTS & PAPER – 0.43%
Domtar Corp.	62,082	4,009,256
International Paper Co.	146,359	3,183,308
MeadWestvaco Corp.	252,572	6,157,706
Plum Creek Timber Co. Inc.(b)	140,961	4,975,923
Rayonier Inc.(b)	83,175	4,168,731
Temple-Inland Inc.	132,655	2,475,342
Weyerhaeuser Co.	798,978	12,591,893
		37,562,159

GAS – 0.67%
AGL Resources Inc.	117,217	4,496,444
Atmos Energy Corp.	140,481	4,109,069
Energen Corp.	108,172	4,945,624
National Fuel Gas Co.	110,328	5,716,094
NiSource Inc.	410,340	7,139,916
Sempra Energy	368,113	19,804,479
Southern Union Co.	183,784	4,421,843
UGI Corp.	164,110	4,695,187
Vectren Corp.	122,954	3,180,820
		58,509,476

HAND & MACHINE TOOLS – 0.23%
Kennametal Inc.	32,267	998,018
Regal Beloit Corp.	8,579	503,502
Snap-on Inc.	85,219	3,963,536
Stanley Black & Decker Inc.	238,361	14,606,762
		20,071,818

HEALTH CARE – PRODUCTS – 3.32%
Alere Inc.(a)	87,313	2,700,591
Baxter International Inc.	147,472	7,035,889
Beckman Coulter Inc.	103,874	5,068,013
Boston Scientific Corp.(a)	2,254,014	13,817,106
CareFusion Corp.(a)	212,531	5,279,270
Cooper Companies Inc. (The)	55,832	2,580,555
Hill-Rom Holdings Inc.	16,206	581,633
Hologic Inc.(a)	383,406	6,138,330
Johnson & Johnson	3,487,168	216,064,929
Kinetic Concepts Inc.(a)	84,035	3,074,000
Medtronic Inc.	378,401	12,706,706
Zimmer Holdings Inc.(a)	301,550	15,780,112
		290,827,134

Security	Shares	Value
HEALTH CARE – SERVICES – 1.69%
Aetna Inc.	631,884	$19,973,853
Brookdale Senior Living Inc.(a)(b)	107,597	1,754,907
Community Health Systems Inc.(a)	44,692	1,384,111
Coventry Health Care Inc.(a)	220,709	4,751,865
Health Net Inc.(a)	149,488	4,064,579
Humana Inc.(a)	252,952	12,708,309
LifePoint Hospitals Inc.(a)	83,786	2,937,537
MEDNAX Inc.(a)	4,669	248,858
Quest Diagnostics Inc.	29,203	1,473,875
Tenet Healthcare Corp.(a)	207,692	980,306
UnitedHealth Group Inc.	1,689,729	59,326,385
Universal Health Services Inc. Class B	125,858	4,890,842
WellPoint Inc.(a)	594,325	33,662,568
		148,157,995

HOLDING COMPANIES – DIVERSIFIED – 0.08%
Leucadia National Corp.(a)	288,582	6,816,307
		6,816,307

HOME BUILDERS – 0.22%
D.R. Horton Inc.	418,304	4,651,540
KB Home	112,130	1,270,433
Lennar Corp. Class A	239,657	3,685,925
M.D.C. Holdings Inc.	54,889	1,593,428
Pulte Group Inc.(a)	498,181	4,364,065
Toll Brothers Inc.(a)	214,943	4,088,216
		19,653,607

HOME FURNISHINGS – 0.08%
Harman International Industries Inc.(a)	53,087	1,773,637
Whirlpool Corp.	64,497	5,221,677
		6,995,314

HOUSEHOLD PRODUCTS & WARES – 0.33%
Avery Dennison Corp.	153,907	5,713,028
Clorox Co. (The)	12,872	859,335
Fortune Brands Inc.	198,575	9,775,847
Jarden Corp.	136,517	4,249,774
Kimberly-Clark Corp.	127,749	8,310,072
		28,908,056

HOUSEWARES – 0.08%
Newell Rubbermaid Inc.	412,364	7,344,203
		7,344,203

INSURANCE – 7.64%
ACE Ltd.	427,028	24,874,381
Aflac Inc.	37,721	1,950,553
Alleghany Corp.(a)	9,872	2,991,512
Allied World Assurance Holdings Ltd.	74,349	4,207,410
Allstate Corp. (The)	799,830	25,234,636
American Financial Group Inc.	129,481	3,959,529

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

September 30, 2010

Security	Shares	Value
American International Group Inc.(a)(b)	179,041	$7,000,503
American National Insurance Co.	10,878	826,402
Aon Corp.	400,472	15,662,460
Arch Capital Group Ltd.(a)(b)	69,681	5,839,268
Arthur J. Gallagher & Co.	114,249	3,012,746
Aspen Insurance Holdings Ltd.	113,668	3,441,867
Assurant Inc.	165,424	6,732,757
Assured Guaranty Ltd.	271,902	4,652,243
Axis Capital Holdings Ltd.	128,163	4,221,689
Berkshire Hathaway Inc. Class B(a)	2,572,585	212,701,328
Brown & Brown Inc.	76,714	1,548,856
Chubb Corp.	485,871	27,689,788
CIGNA Corp.	411,374	14,718,962
Cincinnati Financial Corp.	216,055	6,233,187
CNA Financial Corp.(a)	37,765	1,057,042
Endurance Specialty Holdings Ltd.(b)	59,916	2,384,657
Erie Indemnity Co. Class A	12,806	717,904
Everest Re Group Ltd.(b)	87,254	7,544,853
Fidelity National Financial Inc. Class A	339,229	5,329,288
Genworth Financial Inc. Class A(a)	591,119	7,223,474
Hanover Insurance Group Inc. (The)	67,821	3,187,587
Hartford Financial Services Group Inc. (The)	604,769	13,879,449
HCC Insurance Holdings Inc.	173,225	4,519,440
Lincoln National Corp.	449,164	10,744,003
Loews Corp.	467,964	17,735,836
Markel Corp.(a)	14,744	5,080,635
Marsh & McLennan Companies Inc.	64,762	1,562,059
MBIA Inc.(a)(b)	232,560	2,337,228
Mercury General Corp.	40,830	1,668,722
MetLife Inc.	664,574	25,552,870
Old Republic International Corp.	362,584	5,021,788
OneBeacon Insurance Group Ltd.(b)	34,626	494,806
PartnerRe Ltd.	115,990	9,300,078
Principal Financial Group Inc.	475,063	12,313,633
Progressive Corp. (The)	996,961	20,806,576
Protective Life Corp.	129,141	2,810,108
Prudential Financial Inc.	690,028	37,385,717
Reinsurance Group of America Inc.	108,162	5,223,143
RenaissanceRe Holdings Ltd.	81,869	4,908,865
StanCorp Financial Group Inc.	71,616	2,721,408
Symetra Financial Corp.	48,801	510,458
Torchmark Corp.	122,033	6,484,834
Transatlantic Holdings Inc.	95,016	4,828,713
Travelers Companies Inc. (The)	617,718	32,183,108
Unitrin Inc.	74,435	1,815,470
Unum Group	493,996	10,942,011
Validus Holdings Ltd.	97,996	2,583,175
W.R. Berkley Corp.	187,468	5,074,759
Wesco Financial Corp.	2,095	750,324
White Mountains Insurance Group Ltd.	11,476	3,539,887
XL Group PLC	507,322	10,988,595

		668,712,580

INTERNET – 0.94%
AOL Inc.(a)(b)	161,131	3,987,992
eBay Inc.(a)	1,060,292	25,871,125
Expedia Inc.	178,204	5,027,135
IAC/InterActiveCorp(a)	76,294	2,004,244

Security	Shares	Value
Liberty Media Corp. - Liberty Interactive Group Series A(a)	885,906	$12,145,771
Symantec Corp.(a)	1,076,510	16,330,657
Yahoo! Inc.(a)	1,190,661	16,871,666

		82,238,590

INVESTMENT COMPANIES – 0.05%
Ares Capital Corp.	282,834	4,426,352

		4,426,352

IRON & STEEL – 0.34%
AK Steel Holding Corp.	142,570	1,968,892
Nucor Corp.	269,121	10,280,422
Reliance Steel & Aluminum Co.	97,838	4,063,212
Schnitzer Steel Industries Inc. Class A	25,141	1,213,808
Steel Dynamics Inc.	325,240	4,589,136
United States Steel Corp.(b)	172,408	7,558,367

		29,673,837

LEISURE TIME – 0.22%
Carnival Corp.	407,023	15,552,349
Royal Caribbean Cruises Ltd.(a)(b)	118,519	3,736,904

		19,289,253

LODGING – 0.17%
Choice Hotels International Inc.	39,973	1,457,416
Hyatt Hotels Corp. Class A(a)	63,939	2,390,679
MGM Resorts International(a)(b)	338,725	3,820,818
Wyndham Worldwide Corp.	266,804	7,329,106

		14,998,019

MACHINERY – 0.23%
AGCO Corp.(a)	137,751	5,373,667
Babcock & Wilcox Co. (The)(a)	35,277	750,695
CNH Global NV(a)	32,757	1,200,216
Deere & Co.	34,853	2,432,042
Flowserve Corp.	13,014	1,423,992
Gardner Denver Inc.	5,147	276,291
IDEX Corp.	22,387	794,962
Terex Corp.(a)	164,213	3,763,762
Wabtec Corp.	59,396	2,838,535
Zebra Technologies Corp. Class A(a)	38,311	1,288,782

		20,142,944

MANUFACTURING – 3.62%
AptarGroup Inc.	100,174	4,574,947
Carlisle Companies Inc.	83,264	2,493,757
Crane Co.	72,326	2,744,048
Danaher Corp.	59,783	2,427,788
Dover Corp.	101,457	5,297,070
Eaton Corp.	184,073	15,184,182
General Electric Co.	12,196,645	198,195,481
Harsco Corp.	109,410	2,689,298
Ingersoll-Rand PLC	478,752	17,096,234
ITT Corp.	272,797	12,775,084

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

September 30, 2010

Security	Shares	Value
Leggett & Platt Inc.	88,687	$2,018,516
Parker Hannifin Corp.	171,375	12,006,532
Pentair Inc.	71,934	2,419,140
SPX Corp.	59,222	3,747,568
Teleflex Inc.	49,475	2,809,191
Textron Inc.	200,004	4,112,082
Trinity Industries Inc.	119,930	2,670,841
Tyco International Ltd.	649,122	23,842,251

		317,104,010

MEDIA – 4.45%
Cablevision NY Group Class A	348,798	9,135,020
CBS Corp. Class B NVS	889,599	14,109,040
Central European Media Enterprises Ltd. Class A(a)(b)	54,650	1,363,518
Comcast Corp. Class A	4,187,221	75,704,956
Discovery Communications Inc. Series A(a)	112,978	4,920,192
DISH Network Corp. Class A	300,683	5,761,086
Gannett Co. Inc.	357,447	4,371,577
John Wiley & Sons Inc. Class A	3,970	162,214
Liberty Global Inc. Series A(a)(b)	353,014	10,876,361
Liberty Media Corp. - Liberty Capital Group Series A(a)	109,629	5,707,286
Liberty Media Corp. - Liberty Starz Group Series A(a)	75,727	4,913,168
McGraw-Hill Companies Inc. (The)	138,854	4,590,513
Meredith Corp.	32,008	1,066,186
New York Times Co. (The) Class A(a)	197,665	1,529,927
News Corp. Class A NVS	2,687,452	35,098,123
Thomson Reuters Corp.	375,983	14,110,642
Time Warner Cable Inc.	527,082	28,457,157
Time Warner Inc.	1,345,330	41,234,365
Viacom Inc. Class B NVS	725,212	26,245,422
Walt Disney Co. (The)	2,914,294	96,492,274
Washington Post Co. (The) Class B(b)	9,091	3,631,036

		389,480,063

METAL FABRICATE & HARDWARE – 0.04%
Commercial Metals Co.	172,536	2,500,047
Timken Co. (The)	32,798	1,258,131

		3,758,178

MINING – 0.30%
Alcoa Inc.	1,297,761	15,715,886
Royal Gold Inc.	67,392	3,358,817
Vulcan Materials Co.(b)	191,475	7,069,257

		26,143,960

OFFICE & BUSINESS EQUIPMENT – 0.26%
Pitney Bowes Inc.	90,134	1,927,065
Xerox Corp.	2,050,733	21,225,086

		23,152,151

OIL & GAS – 9.14%
Anadarko Petroleum Corp.	735,526	41,961,758
Apache Corp.	541,493	52,936,356
Atlas Energy Inc.(a)	30,036	860,231
Atwood Oceanics Inc.(a)	68,514	2,086,251

Security	Shares	Value
Cabot Oil & Gas Corp.	155,921	$4,694,781
Chesapeake Energy Corp.	967,969	21,924,498
Chevron Corp.	2,829,440	229,326,112
Cobalt International Energy Inc.(a)	114,507	1,093,542
Comstock Resources Inc.(a)	69,165	1,555,521
ConocoPhillips	1,366,771	78,493,659
Continental Resources Inc.(a)	5,107	236,760
Denbury Resources Inc.(a)	591,271	9,395,296
Devon Energy Corp.	664,394	43,012,868
Diamond Offshore Drilling Inc.	68,875	4,667,659
EQT Corp.	13,714	494,527
Exxon Mobil Corp.	613,749	37,923,551
Forest Oil Corp.(a)	61,289	1,820,283
Frontier Oil Corp.	154,941	2,076,209
Helmerich & Payne Inc.	139,113	5,628,512
Hess Corp.	433,546	25,631,239
Holly Corp.	19,937	573,189
Marathon Oil Corp.	773,310	25,596,561
Mariner Energy Inc.(a)	142,673	3,456,967
Murphy Oil Corp.	251,009	15,542,477
Nabors Industries Ltd.(a)	257,811	4,656,067
Newfield Exploration Co.(a)	197,869	11,365,595
Noble Energy Inc.	259,691	19,500,197
Occidental Petroleum Corp.	963,511	75,442,911
Patterson-UTI Energy Inc.	226,485	3,868,364
Petrohawk Energy Corp.(a)	128,581	2,075,297
Pioneer Natural Resources Co.	172,079	11,190,297
Plains Exploration & Production Co.(a)	206,897	5,517,943
Pride International Inc.(a)	159,683	4,699,471
QEP Resources Inc.	262,096	7,899,573
Quicksilver Resources Inc.(a)	161,690	2,037,294
Rowan Companies Inc.(a)	150,638	4,573,370
SandRidge Energy Inc.(a)(b)	218,995	1,243,892
SM Energy Co.	31,119	1,165,718
Sunoco Inc.	178,289	6,507,548
Tesoro Corp.	207,277	2,769,221
Unit Corp.(a)	60,932	2,272,154
Valero Energy Corp.	839,509	14,699,803
Whiting Petroleum Corp.(a)	80,964	7,732,872

		800,206,394

OIL & GAS SERVICES – 1.15%
Baker Hughes Inc.	463,238	19,733,939
Cameron International Corp.(a)	154,970	6,657,511
Dresser-Rand Group Inc.(a)	13,314	491,154
Exterran Holdings Inc.(a)	82,882	1,882,250
National Oilwell Varco Inc.	623,038	27,706,500
Oceaneering International Inc.(a)	81,389	4,383,612
Oil States International Inc.(a)	71,045	3,307,145
Schlumberger Ltd.	257,598	15,870,613
SEACOR Holdings Inc.(a)	31,668	2,696,847
Superior Energy Services Inc.(a)	110,502	2,949,298
Tidewater Inc.	78,182	3,503,335
Weatherford International Ltd.(a)	656,314	11,222,969

		100,405,173

PACKAGING & CONTAINERS – 0.39%
Ball Corp.	108,039	6,358,095

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

September 30, 2010

Security	Shares	Value
Bemis Co. Inc.	160,968	$5,110,734
Greif Inc. Class A	52,391	3,082,686
Owens-Illinois Inc.(a)	171,594	4,814,928
Packaging Corp. of America	152,049	3,522,975
Pactiv Corp.(a)	21,706	715,864
Sealed Air Corp.	235,436	5,292,601
Sonoco Products Co.	151,033	5,050,544

		33,948,427

PHARMACEUTICALS – 6.55%
Abbott Laboratories	224,769	11,741,932
Bristol-Myers Squibb Co.	2,559,952	69,400,299
Cardinal Health Inc.	352,808	11,656,776
Cephalon Inc.(a)	111,395	6,955,504
Eli Lilly and Co.	1,164,273	42,530,893
Endo Pharmaceuticals Holdings Inc.(a)	171,845	5,712,128
Forest Laboratories Inc.(a)	425,620	13,164,427
King Pharmaceuticals Inc.(a)	376,414	3,749,083
Mead Johnson Nutrition Co. Class A	262,524	14,940,241
Merck & Co. Inc.	4,638,342	170,737,369
Mylan Inc.(a)(b)	75,166	1,413,872
NBTY Inc.(a)	84,866	4,665,933
Omnicare Inc.	160,013	3,821,110
Pfizer Inc.	11,998,153	206,008,287
Watson Pharmaceuticals Inc.(a)	165,548	7,004,336

		573,502,190

PIPELINES – 0.61%
El Paso Corp.	852,662	10,555,956
ONEOK Inc.	159,362	7,177,664
Questar Corp.	262,096	4,594,543
Spectra Energy Corp.	963,601	21,729,203
Williams Companies Inc. (The)	509,040	9,727,754

		53,785,120

REAL ESTATE – 0.03%
Forest City Enterprises Inc. Class A(a)(b)	186,708	2,395,464
St. Joe Co. (The)(a)(b)	16,108	400,606

		2,796,070

REAL ESTATE INVESTMENT TRUSTS – 3.23%
Alexandria Real Estate Equities Inc.	81,609	5,712,630
AMB Property Corp.	225,339	5,964,723
Annaly Capital Management Inc.(b)	923,807	16,259,003
Apartment Investment and Management Co. Class A	90,446	1,933,736
AvalonBay Communities Inc.	123,209	12,805,111
Boston Properties Inc.	206,626	17,174,753
Brandywine Realty Trust	199,679	2,446,068
BRE Properties Inc. Class A(b)	93,931	3,898,137
Camden Property Trust(b)	97,204	4,662,876
Chimera Investment Corp.	1,316,380	5,199,701
CommonWealth REIT	98,342	2,517,555
Corporate Office Properties Trust	88,951	3,318,762
Developers Diversified Realty Corp.	293,416	3,292,128
Digital Realty Trust Inc.	6,990	431,283
Douglas Emmett Inc.	184,479	3,230,227

Security	Shares	Value
Duke Realty Corp.	374,757	$4,343,434
Equity Residential	393,832	18,734,588
Essex Property Trust Inc.	26,998	2,954,661
Federal Realty Investment Trust	37,319	3,047,470
General Growth Properties Inc.	70,528	1,100,237
HCP Inc.	462,368	16,636,001
Health Care REIT Inc.	198,992	9,420,281
Hospitality Properties Trust(b)	185,518	4,142,617
Host Hotels & Resorts Inc.(b)	976,946	14,146,178
Kimco Realty Corp.	601,252	9,469,719
Liberty Property Trust	167,206	5,333,871
Macerich Co. (The)	192,224	8,256,021
Mack-Cali Realty Corp.	119,654	3,913,882
Nationwide Health Properties Inc.	177,473	6,862,881
Piedmont Office Realty Trust Inc. Class A	75,762	1,432,659
ProLogis(b)	669,776	7,889,961
Public Storage	19,058	1,849,388
Realty Income Corp.(b)	164,825	5,557,899
Regency Centers Corp.	122,949	4,852,797
Senior Housing Properties Trust(b)	187,869	4,414,922
Simon Property Group Inc.	133,795	12,408,148
SL Green Realty Corp.	115,513	7,315,438
Taubman Centers Inc.	82,217	3,667,700
UDR Inc.	252,716	5,337,362
Ventas Inc.	169,230	8,727,191
Vornado Realty Trust	218,560	18,693,437
Weingarten Realty Investors	177,201	3,866,526

		283,221,962

RETAIL – 2.25%
Abercrombie & Fitch Co. Class A	32,330	1,271,216
American Eagle Outfitters Inc.	219,682	3,286,443
AutoNation Inc.(a)(b)	65,051	1,512,436
BJ’s Wholesale Club Inc.(a)	72,581	3,012,111
Brinker International Inc.	22,202	418,730
CVS Caremark Corp.	1,798,500	56,598,795
Foot Locker Inc.	230,494	3,349,078
GameStop Corp. Class A(a)(b)	225,765	4,449,828
Gap Inc. (The)	69,589	1,297,139
J.C. Penney Co. Inc.	239,349	6,505,506
Kohl’s Corp.(a)	118,116	6,222,351
Lowe’s Companies Inc.	509,619	11,359,407
Macy’s Inc.	564,382	13,031,580
Office Depot Inc.(a)	360,630	1,658,898
RadioShack Corp.	185,122	3,948,652
Sears Holdings Corp.(a)(b)	68,252	4,923,699
Signet Jewelers Ltd.(a)	129,009	4,094,746
Wal-Mart Stores Inc.	1,201,246	64,290,686
Walgreen Co.	128,430	4,302,405
Wendy’s/Arby’s Group Inc. Class A	309,982	1,404,218

		196,937,924

SAVINGS & LOANS – 0.38%
Capitol Federal Financial(b)	26,521	655,069
First Niagara Financial Group Inc.	314,261	3,661,141
Hudson City Bancorp Inc.	641,879	7,869,436
New York Community Bancorp Inc.	645,380	10,487,425
People’s United Financial Inc.	556,937	7,290,305

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

September 30, 2010

Security	Shares	Value
TFS Financial Corp.	116,217	$1,068,034
Washington Federal Inc.	170,273	2,598,366
		33,629,776

SEMICONDUCTORS – 1.31%
Advanced Micro Devices Inc.(a)(b)	547,668	3,893,919
Atmel Corp.(a)	78,521	625,027
Fairchild Semiconductor International Inc.(a)	182,615	1,716,581
Intel Corp.	2,613,781	50,263,009
International Rectifier Corp.(a)	103,352	2,179,694
Intersil Corp. Class A	118,131	1,380,951
KLA-Tencor Corp.	237,934	8,382,415
LSI Corp.(a)	981,346	4,474,938
MEMC Electronic Materials Inc.(a)	193,927	2,311,610
Micron Technology Inc.(a)(b)	1,270,827	9,162,663
National Semiconductor Corp.	29,374	375,106
Novellus Systems Inc.(a)	17,735	471,396
PMC-Sierra Inc.(a)	328,015	2,414,190
Texas Instruments Inc.	994,097	26,979,793
		114,631,292

SOFTWARE – 1.42%
Activision Blizzard Inc.	559,824	6,057,296
Broadridge Financial Solutions Inc.	15,307	350,071
CA Inc.	110,112	2,325,565
Compuware Corp.(a)	149,865	1,278,348
Electronic Arts Inc.(a)	32,934	541,106
Emdeon Inc. Class A(a)	6,112	74,444
Fidelity National Information Services Inc.	393,830	10,684,608
Fiserv Inc.(a)	74,953	4,033,970
Microsoft Corp.	3,772,693	92,393,252
Novell Inc.(a)	512,653	3,060,538
Total System Services Inc.	242,624	3,697,590
		124,496,788

TELECOMMUNICATIONS – 6.40%
Amdocs Ltd.(a)	223,080	6,393,473
AT&T Inc.	8,789,433	251,377,784
CenturyLink Inc.	446,447	17,616,799
Clearwire Corp. Class A(a)(b)	55,613	449,909
CommScope Inc.(a)	142,534	3,383,757
Corning Inc.	2,030,390	37,115,529
EchoStar Corp. Class A(a)	57,497	1,097,043
Frontier Communications Corp.	905,159	7,395,149
Leap Wireless International Inc.(a)	88,002	1,086,825
Level 3 Communications Inc.(a)	1,544,825	1,447,964
MetroPCS Communications Inc.(a)	200,599	2,098,266
Motorola Inc.(a)	3,455,576	29,476,063
NII Holdings Inc.(a)	53,291	2,190,260
Qwest Communications International Inc.	2,582,318	16,191,134
Sprint Nextel Corp.(a)	4,377,516	20,267,899
Telephone and Data Systems Inc.	126,982	4,165,010
Tellabs Inc.	579,644	4,318,348
United States Cellular Corp.(a)	24,081	1,107,004
Verizon Communications Inc.	4,204,748	137,032,737
Virgin Media Inc.(b)	492,665	11,341,148

Security	Shares	Value
Windstream Corp.	418,005	$5,137,281

		560,689,382

TEXTILES – 0.11%
Cintas Corp.	196,355	5,409,580
Mohawk Industries Inc.(a)	74,387	3,964,827

		9,374,407

TOYS, GAMES & HOBBIES – 0.06%
Mattel Inc.	226,519	5,314,136

		5,314,136

TRANSPORTATION – 1.67%
Alexander & Baldwin Inc.	62,650	2,182,726
Con-way Inc.	72,574	2,249,068
CSX Corp.	578,697	32,013,518
FedEx Corp.	164,670	14,079,285
Frontline Ltd.(b)	14,885	423,181
Kansas City Southern Industries Inc.(a)	63,859	2,388,965
Kirby Corp.(a)(b)	74,348	2,978,381
Norfolk Southern Corp.	550,194	32,742,045
Ryder System Inc.	38,200	1,633,814
Teekay Corp.	61,735	1,650,177
Union Pacific Corp.	658,345	53,852,621
UTi Worldwide Inc.	27,694	445,319

		146,639,100

TRUCKING & LEASING – 0.02%
GATX Corp.	48,447	1,420,466

		1,420,466

WATER – 0.12%
American Water Works Co. Inc.	258,518	6,015,714
Aqua America Inc.	201,802	4,116,761

		10,132,475

TOTAL COMMON STOCKS (Cost: $9,744,335,345)		8,745,362,312

SHORT-TERM INVESTMENTS – 1.76%

MONEY MARKET FUNDS – 1.76%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(c)(d)(e)	118,726,090	118,726,090
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(c)(d)(e)	24,064,580	24,064,580

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

September 30, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%(c)(d)	10,999,025	$10,999,025

		153,789,695

TOTAL SHORT-TERM INVESTMENTS
(Cost: $153,789,695)		153,789,695

TOTAL INVESTMENTS IN SECURITIES – 101.61% (Cost: $9,898,125,040)		8,899,152,007

Other Assets, Less Liabilities – (1.61)%		(140,610,290)

NET ASSETS – 100.00%		$8,758,541,717

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.08%
APAC Customer Services Inc.(a)	405,514	$2,295,209
Gaiam Inc. Class A	202,459	1,354,451
Harte-Hanks Inc.	492,834	5,751,373
Marchex Inc. Class B	246,014	1,340,776

		10,741,809

AEROSPACE & DEFENSE – 1.21%
AAR Corp.(a)	502,616	9,378,815
AeroVironment Inc.(a)(b)	214,360	4,769,510
Curtiss-Wright Corp.	586,707	17,777,222
Ducommun Inc.	133,449	2,906,519
Esterline Technologies Corp.(a)	382,053	21,864,893
GenCorp Inc.(a)(b)	744,863	3,664,726
HEICO Corp.(b)	376,424	17,179,991
Herley Industries Inc.(a)	172,940	2,853,510
Kaman Corp.	334,213	8,759,723
Kratos Defense & Security Solutions Inc.(a)	202,809	2,159,916
LMI Aerospace Inc.(a)	112,524	1,791,382
Moog Inc. Class A(a)	581,952	20,665,115
Orbital Sciences Corp.(a)	740,122	11,323,867
Teledyne Technologies Inc.(a)	465,889	18,551,700
Triumph Group Inc.	214,031	15,964,572
		159,611,461

AGRICULTURE – 0.36%
Alico Inc.	45,420	1,055,561
Alliance One International Inc.(a)(b)	1,155,756	4,796,387
Andersons Inc. (The)	236,902	8,978,586
Cadiz Inc.(a)(b)	154,799	1,588,238
Griffin Land & Nurseries Inc.	30,397	803,697
Limoneira Co.(b)	103,081	2,076,051
MGP Ingredients Inc.	140,093	1,099,730
Tejon Ranch Co.(a)	167,063	3,620,255
Universal Corp.	310,362	12,442,413
Vector Group Ltd.(b)	583,002	10,902,137
		47,363,055

AIRLINES – 0.79%
AirTran Holdings Inc.(a)	1,740,786	12,794,777
Alaska Air Group Inc.(a)	458,728	23,408,890
Allegiant Travel Co.(b)	195,679	8,281,135
Hawaiian Holdings Inc.(a)	660,318	3,955,305
JetBlue Airways Corp.(a)(b)	3,129,753	20,938,048
Pinnacle Airlines Corp.(a)	236,998	1,286,899
Republic Airways Holdings Inc.(a)(b)	436,785	3,616,580
SkyWest Inc.	719,669	10,046,579
US Airways Group Inc.(a)(b)	2,068,901	19,137,334
		103,465,547

APPAREL – 2.01%
American Apparel Inc.(a)(b)	423,339	520,707
Carter’s Inc.(a)	762,079	20,065,540

Security	Shares	Value
Cherokee Inc.	97,963	$1,786,845
Columbia Sportswear Co.	146,947	8,587,583
Crocs Inc.(a)	1,100,631	14,319,209
Deckers Outdoor Corp.(a)	496,312	24,795,748
Delta Apparel Inc.(a)	76,235	1,143,525
G-III Apparel Group Ltd.(a)	196,293	6,159,674
Gymboree Corp.(a)(b)	351,376	14,596,159
Iconix Brand Group Inc.(a)	926,026	16,205,455
Joe’s Jeans Inc.(a)(b)	541,993	1,143,605
Jones Apparel Group Inc.	1,115,657	21,911,504
K-Swiss Inc. Class A(a)	334,711	4,267,565
Lacrosse Footwear Inc.	59,983	828,365
Liz Claiborne Inc.(a)(b)	1,204,677	7,324,436
Maidenform Brands Inc.(a)	295,568	8,527,137
Oxford Industries Inc.	175,826	4,181,142
Perry Ellis International Inc.(a)	128,197	2,801,104
Quiksilver Inc.(a)	1,670,883	6,533,153
R.G. Barry Corp.	107,701	1,108,243
SKECHERS U.S.A. Inc. Class A(a)(b)	441,971	10,381,899
Steven Madden Ltd.(a)	314,937	12,931,313
Timberland Co. Class A(a)	532,155	10,541,991
True Religion Apparel Inc.(a)(b)	327,471	6,988,231
Unifi Inc.(a)	522,604	2,356,944
Volcom Inc.(a)	250,164	4,783,136
Warnaco Group Inc. (The)(a)	569,645	29,125,949
Weyco Group Inc.	89,914	2,177,717
Wolverine World Wide Inc.	637,493	18,493,672
		264,587,551

AUTO MANUFACTURERS – 0.09%
Force Protection Inc.(a)	898,001	4,525,925
Wabash National Corp.(a)	873,660	7,067,909
		11,593,834

AUTO PARTS & EQUIPMENT – 1.07%
American Axle & Manufacturing Holdings Inc.(a)	771,946	6,962,953
Amerigon Inc. Class A(a)	275,592	2,838,598
ArvinMeritor Inc.(a)	1,209,126	18,789,818
ATC Technology Corp.(a)	259,438	6,418,496
Commercial Vehicle Group Inc.(a)	311,967	3,175,824
Cooper Tire & Rubber Co.	782,926	15,368,837
Dana Holding Corp.(a)	1,792,185	22,079,719
Dorman Products Inc.(a)	144,849	4,464,246
Douglas Dynamics Inc.	138,996	1,716,601
Exide Technologies Inc.(a)	978,495	4,686,991
Fuel Systems Solutions Inc.(a)(b)	182,444	7,135,385
Miller Industries Inc.	127,781	1,728,877
Modine Manufacturing Co.(a)	591,828	7,676,009
Spartan Motors Inc.	418,214	1,940,513
Standard Motor Products Inc.	250,087	2,633,416
Superior Industries International Inc.	295,284	5,102,508
Tenneco Inc.(a)	764,802	22,156,314
Titan International Inc.(b)	450,323	6,110,883
		140,985,988

BANKS – 5.74%
1st Source Corp.	194,613	3,378,482

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
1st United Bancorp Inc.(a)	279,199	$1,795,250
Alliance Financial Corp.	59,517	1,799,199
American National Bankshares Inc.(b)	77,990	1,711,101
Ameris Bancorp(a)	300,890	2,813,321
Ames National Corp.	103,848	2,070,729
Arrow Financial Corp.	126,594	3,174,977
BancFirst Corp.	89,338	3,614,615
Banco Latinoamericano de Comercio Exterior SA Class E	350,756	5,068,424
Bancorp Inc. (The)(a)	287,294	1,921,997
Bancorp Rhode Island Inc.	47,019	1,313,241
Bank Mutual Corp.	578,961	3,004,808
Bank of Marin Bancorp(b)	66,900	2,156,856
Bank of the Ozarks Inc.	168,980	6,267,468
Boston Private Financial Holdings Inc.	955,837	6,251,174
Bridge Bancorp Inc.(b)	79,698	1,991,653
Bryn Mawr Bank Corp.	124,414	2,142,409
Camden National Corp.	97,498	3,378,306
Capital City Bank Group Inc.(b)	149,822	1,818,839
Cardinal Financial Corp.	366,041	3,517,654
Cathay General Bancorp(b)	1,009,945	12,008,246
Center Financial Corp.(a)	452,534	2,303,398
CenterState Banks Inc.	328,988	2,822,717
Century Bancorp Inc. Class A	43,201	1,032,072
Chemical Financial Corp.	314,514	6,491,569
Citizens & Northern Corp.	154,295	2,005,835
Citizens Republic Bancorp Inc.(a)	5,105,549	4,600,610
City Holding Co.	201,087	6,167,338
CNB Financial Corp.	156,107	2,146,471
CoBiz Financial Inc.	410,926	2,284,749
Columbia Banking System Inc.	505,694	9,936,887
Community Bank System Inc.	425,261	9,785,256
Community Trust Bancorp Inc.	177,108	4,797,856
CVB Financial Corp.	1,152,700	8,656,777
Eagle Bancorp Inc.(a)	209,402	2,403,935
Encore Bancshares Inc.(a)	102,509	737,040
Enterprise Financial Services Corp.	189,332	1,760,788
F.N.B. Corp.	1,467,089	12,558,282
Financial Institutions Inc.	142,444	2,515,561
First Bancorp (North Carolina)	190,698	2,597,307
First BanCorp (Puerto Rico)(a)	4,036,865	1,130,322
First Bancorp Inc. (Maine)	110,843	1,532,959
First Busey Corp.	666,307	3,031,697
First Commonwealth Financial Corp.	1,350,635	7,360,961
First Community Bancshares Inc.	200,904	2,591,662
First Financial Bancorp	742,901	12,391,589
First Financial Bankshares Inc.	267,298	12,560,333
First Financial Corp.	140,776	4,152,892
First Interstate BancSystem Inc.	158,030	2,127,084
First Merchants Corp.	325,028	2,479,964
First Midwest Bancorp Inc.	948,900	10,940,817
First of Long Island Corp. (The)	88,813	2,218,549
First South Bancorp Inc.(b)	104,020	1,031,878
FirstMerit Corp.	1,380,964	25,299,260
German American Bancorp Inc.	141,422	2,426,801
Glacier Bancorp Inc.	920,277	13,436,044
Great Southern Bancorp Inc.(b)	128,945	2,807,133
Green Bankshares Inc.(a)(b)	150,635	1,022,812
Hancock Holding Co.	374,059	11,247,954
Hanmi Financial Corp.(a)	1,306,013	1,671,697
Heartland Financial USA Inc.(b)	166,369	2,560,419
Heritage Financial Corp.(a)	125,335	1,754,690

Security	Shares	Value
Home Bancshares Inc.	283,024	$5,751,048
Hudson Valley Holding Corp.	151,700	2,961,184
IBERIABANK Corp.	343,955	17,190,871
Independent Bank Corp. (Massachusetts)	272,732	6,141,925
International Bancshares Corp.(b)	681,766	11,515,028
K-Fed Bancorp(b)	49,125	387,596
Lakeland Bancorp Inc.	271,925	2,292,328
Lakeland Financial Corp.	204,993	3,825,169
MainSource Financial Group Inc.	256,411	1,958,980
MB Financial Inc.	678,223	11,000,777
Merchants Bancshares Inc.	60,952	1,520,143
Metro Bancorp Inc.(a)	172,210	1,789,262
MidSouth Bancorp Inc.	95,665	1,353,660
MidWestOne Financial Group Inc.	87,952	1,289,376
Nara Bancorp Inc.(a)	482,848	3,408,907
National Bankshares Inc.(b)	88,233	2,276,411
National Penn Bancshares Inc.	1,619,945	10,124,656
NBT Bancorp Inc.	442,516	9,766,328
Northfield Bancorp Inc.	228,630	2,473,777
Old National Bancorp	1,118,248	11,741,604
OmniAmerican Bancorp Inc.(a)	150,328	1,694,197
Oriental Financial Group Inc.	596,066	7,927,678
Orrstown Financial Services Inc.	85,562	1,981,616
Pacific Continental Corp.	234,245	2,119,917
PacWest Bancorp	395,763	7,543,243
Park National Corp.	160,519	10,279,637
Peapack-Gladstone Financial Corp.	111,814	1,317,169
Penns Woods Bancorp Inc.	48,505	1,603,090
Peoples Bancorp Inc.	133,955	1,657,023
Pinnacle Financial Partners Inc.(a)(b)	432,347	3,973,269
Porter Bancorp Inc.	46,144	463,286
PrivateBancorp Inc.	670,863	7,641,130
Prosperity Bancshares Inc.	597,995	19,416,898
Renasant Corp.	322,616	4,906,989
Republic Bancorp Inc. Class A	124,673	2,634,340
S&T Bancorp Inc.(b)	319,829	5,571,421
S.Y. Bancorp Inc.	150,875	3,744,717
Sandy Spring Bancorp Inc.	310,031	4,805,480
SCBT Financial Corp.	165,081	5,148,876
Sierra Bancorp(b)	121,414	1,499,463
Signature Bank(a)	524,560	20,373,910
Simmons First National Corp. Class A	221,950	6,274,526
Southside Bancshares Inc.	201,181	3,800,309
Southwest Bancorp Inc.	246,864	3,201,826
State Bancorp Inc.	211,994	1,903,706
Stellar One Corp.	290,506	3,695,236
Sterling Bancorp	341,688	2,969,269
Sterling Bancshares Inc.	1,185,647	6,366,924
Suffolk Bancorp	126,536	3,203,891
Susquehanna Bancshares Inc.	1,659,753	14,008,315
SVB Financial Group(a)	535,423	22,659,101
Taylor Capital Group Inc.(a)(b)	122,185	1,401,462
Texas Capital Bancshares Inc.(a)	470,722	8,129,369
Tompkins Financial Corp.	100,635	3,991,184
Tower Bancorp Inc.	71,643	1,452,204
TowneBank(b)	303,125	4,534,750
TriCo Bancshares	177,623	2,730,065
TrustCo Bank Corp. NY	993,356	5,523,059
Trustmark Corp.	821,466	17,858,671
UMB Financial Corp.	406,269	14,426,612
Umpqua Holdings Corp.	1,472,253	16,695,349

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
Union First Market Bankshares Corp.	227,156	$2,966,657
United Bankshares Inc.(b)	497,586	12,384,916
United Community Banks Inc.(a)(b)	1,200,031	2,688,069
Univest Corp. of Pennsylvania	215,434	3,761,478
Virginia Commerce Bancorp Inc.(a)	255,894	1,243,645
Washington Banking Co.	194,865	2,700,829
Washington Trust Bancorp Inc.	185,317	3,543,261
Webster Financial Corp.	835,595	14,673,048
WesBanco Inc.	297,905	4,867,768
West Bancorporation Inc.(a)	198,620	1,251,306
West Coast Bancorp(a)	1,201,664	2,739,794
Westamerica Bancorporation(b)	376,164	20,497,176
Western Alliance Bancorporation(a)	843,584	5,652,013
Whitney Holding Corp.	1,240,757	10,136,985
Wilshire Bancorp Inc.	248,001	1,621,927
Wintrust Financial Corp.	398,686	12,921,413

		756,129,206

BEVERAGES – 0.14%
Boston Beer Co. Inc. (The) Class A(a)	110,716	7,403,579
Coca-Cola Bottling Co. Consolidated	53,514	2,832,496
Farmer Bros. Co.	86,060	1,376,960
National Beverage Corp.	141,880	1,986,320
Peet’s Coffee & Tea Inc.(a)	151,417	5,183,004

		18,782,359

BIOTECHNOLOGY – 2.08%
Acorda Therapeutics Inc.(a)	498,062	16,446,007
Affymax Inc.(a)	262,238	1,560,316
Affymetrix Inc.(a)	898,687	4,098,013
AMAG Pharmaceuticals Inc.(a)	270,128	4,648,903
Arena Pharmaceuticals Inc.(a)(b)	1,451,510	2,278,871
ARIAD Pharmaceuticals Inc.(a)	1,409,562	5,384,527
ArQule Inc.(a)	528,593	2,722,254
AspenBio Pharma Inc.(a)(b)	457,607	233,380
AVEO Pharmaceuticals Inc.(a)	118,525	1,320,368
BioCryst Pharmaceuticals Inc.(a)(b)	368,046	1,818,147
BioMimetic Therapeutics Inc.(a)(b)	230,648	2,629,387
BioSante Pharmaceuticals Inc.(a)(b)	906,919	1,523,624
Biotime Inc.(a)(b)	271,311	1,288,727
Cambrex Corp.(a)	372,891	1,584,787
Celera Corp.(a)	1,058,264	7,132,699
Celldex Therapeutics Inc.(a)(b)	405,186	1,620,744
CryoLife Inc.(a)	364,584	2,213,025
Curis Inc.(a)(b)	964,321	1,321,120
Cytokinetics Inc.(a)	592,187	1,563,374
Cytori Therapeutics Inc.(a)(b)	523,010	2,557,519
CytRx Corp.(a)(b)	1,393,376	1,044,893
Enzo Biochem Inc.(a)	423,774	1,610,341
Enzon Pharmaceuticals Inc.(a)(b)	639,041	7,189,211
Exact Sciences Corp.(a)	452,949	3,279,351
Exelixis Inc.(a)	1,384,598	5,427,624
Genomic Health Inc.(a)(b)	178,052	2,378,775
Geron Corp.(a)(b)	1,268,672	7,015,756
Halozyme Therapeutics Inc.(a)	925,349	7,134,441
ImmunoGen Inc.(a)(b)	873,023	5,473,854
Immunomedics Inc.(a)(b)	828,139	2,666,608
Incyte Corp.(a)(b)	1,128,147	18,039,070

Security	Shares	Value
Inhibitex Inc.(a)	627,281	$1,129,106
Inovio Pharmaceuticals Inc.(a)	1,023,710	1,279,637
Integra LifeSciences Holdings Corp.(a)	270,532	10,675,193
InterMune Inc.(a)	579,890	7,898,102
Lexicon Pharmaceuticals Inc.(a)	2,516,518	4,026,429
Martek Biosciences Corp.(a)(b)	428,566	9,698,449
Maxygen Inc.(a)	396,005	2,292,869
Micromet Inc.(a)(b)	1,042,230	7,003,786
Momenta Pharmaceuticals Inc.(a)(b)	515,711	7,761,450
Nanosphere Inc.(a)	217,354	1,093,291
Nektar Therapeutics(a)	1,203,403	17,774,262
Neuralstem Inc.(a)(b)	593,279	1,495,063
Novavax Inc.(a)(b)	1,163,616	2,548,319
NuPathe Inc.(a)	44,972	324,475
Nymox Pharmaceutical Corp.(a)(b)	236,611	844,701
Omeros Corp.(a)(b)	239,116	1,743,156
Optimer Pharmaceuticals Inc.(a)(b)	432,444	3,965,511
Orexigen Therapeutics Inc.(a)(b)	387,297	2,296,671
PDL BioPharma Inc.	1,786,310	9,395,991
Peregrine Pharmaceuticals Inc.(a)(b)	711,400	1,031,530
RTI Biologics Inc.(a)	698,180	1,836,213
Sangamo BioSciences Inc.(a)(b)	574,991	1,972,219
Savient Pharmaceuticals Inc.(a)	866,030	19,806,106
Seattle Genetics Inc.(a)	1,072,369	16,653,890
Sequenom Inc.(a)	967,113	6,779,462
StemCells Inc.(a)(b)	1,524,479	1,265,318
SuperGen Inc.(a)	717,047	1,498,628
Transcept Pharmaceuticals Inc.(a)	68,401	476,755
Vical Inc.(a)(b)	716,088	1,596,876
ZIOPHARM Oncology Inc.(a)	622,473	2,334,274

		273,703,448

BUILDING MATERIALS – 0.57%
AAON Inc.	156,666	3,684,784
American DG Energy Inc.(a)(b)	240,240	715,915
Apogee Enterprises Inc.	356,967	3,266,248
Broadwind Energy Inc.(a)(b)	1,179,496	2,205,658
Builders FirstSource Inc.(a)(b)	578,893	1,319,876
Comfort Systems USA Inc.	491,185	5,270,415
Drew Industries Inc.(a)	242,329	5,054,983
Interline Brands Inc.(a)	424,526	7,658,449
LSI Industries Inc.	241,678	1,551,573
NCI Building Systems Inc.(a)	250,500	2,387,265
PGT Inc.(a)	245,566	559,890
Quanex Building Products Corp.	487,111	8,412,407
Simpson Manufacturing Co. Inc.	505,056	13,020,344
Texas Industries Inc.	267,423	8,429,173
Trex Co. Inc.(a)(b)	196,255	3,742,583
Universal Forest Products Inc.	249,534	7,298,869

		74,578,432

CHEMICALS – 2.22%
A. Schulman Inc.	406,152	8,183,963
Aceto Corp.	323,967	2,199,736
American Vanguard Corp.	259,366	1,602,882
Arch Chemicals Inc.	290,590	10,196,803
Balchem Corp.	362,536	11,187,861
Codexis Inc.(a)	77,998	748,781

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
Ferro Corp.(a)	1,101,282	$14,195,525
Georgia Gulf Corp.(a)	430,953	7,041,772
H.B. Fuller Co.	626,938	12,457,258
Hawkins Inc.(b)	110,128	3,900,734
Innophos Holdings Inc.	276,114	9,139,373
KMG Chemicals Inc.	78,090	1,100,288
Kraton Performance Polymers Inc.(a)	143,428	3,894,070
Landec Corp.(a)	334,055	2,074,481
Minerals Technologies Inc.	241,125	14,207,085
NewMarket Corp.	132,493	15,061,804
NL Industries Inc.	86,865	788,734
Olin Corp.	1,011,702	20,395,912
OM Group Inc.(a)	396,433	11,940,562
OMNOVA Solutions Inc.(a)	579,424	4,166,059
PolyOne Corp.(a)	1,191,223	14,401,886
Quaker Chemical Corp.	144,476	4,704,139
Rockwood Holdings Inc.(a)	669,899	21,081,721
Sensient Technologies Corp.	633,593	19,318,251
Solutia Inc.(a)	1,556,707	24,938,446
Spartech Corp.(a)	401,338	3,294,985
Stepan Co.	100,288	5,928,024
TPC Group Inc.(a)	100,742	2,399,674
W.R. Grace & Co.(a)	932,354	26,049,971
Westlake Chemical Corp.	250,592	7,500,219
Zep Inc.	281,039	4,901,320
Zoltek Companies Inc.(a)(b)	353,053	3,431,675

		292,433,994

COAL – 0.28%
Cloud Peak Energy Inc.(a)	401,592	7,329,054
Hallador Energy Co.(b)	48,925	568,998
International Coal Group Inc.(a)(b)	1,690,962	8,995,918
James River Coal Co.(a)	358,935	6,292,130
L&L Energy Inc.(a)(b)	226,260	1,814,605
Patriot Coal Corp.(a)(b)	1,001,760	11,430,082

		36,430,787

COMMERCIAL SERVICES – 5.98%
ABM Industries Inc.	665,643	14,371,232
Accretive Health Inc.(a)	148,181	1,604,800
Administaff Inc.	280,588	7,556,235
Advance America Cash Advance Centers Inc.	700,472	2,822,902
Advisory Board Co. (The)(a)	198,843	8,778,918
Albany Molecular Research Inc.(a)	300,625	1,917,988
American Public Education Inc.(a)	235,960	7,753,646
AMN Healthcare Services Inc.(a)	417,330	2,145,076
Arbitron Inc.	342,083	9,568,062
Avis Budget Group Inc.(a)(b)	1,317,062	15,343,772
Barrett Business Services Inc.	99,065	1,504,797
Bowne & Co. Inc.	518,552	5,875,194
Bridgepoint Education Inc.(a)(b)	249,758	3,861,259
Capella Education Co.(a)	215,531	16,729,516
Cardtronics Inc.(a)	343,350	5,297,891
Cass Information Systems Inc.	109,804	3,767,375
CBIZ Inc.(a)	561,678	3,330,751
CDI Corp.	159,866	2,065,469
Cenveo Inc.(a)	697,715	3,509,506
Chemed Corp.	292,676	16,673,752

Security	Shares	Value
Coinstar Inc.(a)(b)	406,878	$17,491,685
Compass Diversified Holdings	427,228	6,904,005
Consolidated Graphics Inc.(a)	120,559	4,997,171
Corinthian Colleges Inc.(a)(b)	1,131,718	7,944,660
Corporate Executive Board Co. (The)	440,105	13,889,714
CorVel Corp.(a)	88,730	3,766,589
CoStar Group Inc.(a)(b)	265,461	12,930,605
CPI Corp.	66,821	1,729,327
CRA International Inc.(a)	140,476	2,535,592
Cross Country Healthcare Inc.(a)	403,013	2,897,663
Deluxe Corp.	658,635	12,599,688
Diamond Management & Technology Consultants Inc.	295,441	3,693,013
Dollar Financial Corp.(a)	313,988	6,552,930
Dollar Thrifty Automotive Group Inc.(a)	368,475	18,475,337
Electro Rent Corp.	210,051	2,789,477
Euronet Worldwide Inc.(a)(b)	630,132	11,336,075
ExlService Holdings Inc.(a)	193,263	3,758,965
Exponent Inc.(a)	178,921	6,009,956
Forrester Research Inc.(a)	185,684	6,142,427
Franklin Covey Co.(a)(b)	167,394	1,330,782
GEO Group Inc. (The)(a)	783,171	18,287,043
Global Cash Access Inc.(a)	642,184	2,620,111
Grand Canyon Education Inc.(a)	398,900	8,747,877
Great Lakes Dredge & Dock Corp.	746,254	4,335,736
H&E Equipment Services Inc.(a)	352,484	2,809,298
Hackett Group Inc. (The)(a)	363,514	1,501,313
Healthcare Services Group Inc.	561,623	12,799,388
HealthSpring Inc.(a)	743,313	19,207,208
Heartland Payment Systems Inc.	488,150	7,429,643
Heidrick & Struggles International Inc.	226,667	4,415,473
Hill International Inc.(a)	329,515	1,476,227
HMS Holdings Corp.(a)	349,011	20,570,708
Hudson Highland Group Inc.(a)	409,849	1,409,881
Huron Consulting Group Inc.(a)	284,627	6,258,948
ICF International Inc.(a)	218,031	5,466,037
K12 Inc.(a)(b)	323,153	9,381,132
Kelly Services Inc. Class A(a)	342,122	4,013,091
Kendle International Inc.(a)	189,651	1,767,547
Kenexa Corp.(a)	288,584	5,055,992
Kforce Inc.(a)	397,989	5,460,409
Korn/Ferry International(a)	592,814	9,805,144
Landauer Inc.	121,007	7,578,668
Learning Tree International Inc.	78,375	793,155
LECG Corp.(a)	328,899	361,789
Lincoln Educational Services Corp.(a)	209,262	3,015,465
Live Nation Entertainment Inc.(a)	1,808,481	17,867,792
Mac-Gray Corp.	147,540	1,789,660
MAXIMUS Inc.	224,310	13,813,010
McGrath RentCorp	307,954	7,375,498
Medifast Inc.(a)(b)	174,752	4,741,022
MedQuist Inc.(a)	144,293	1,264,007
Michael Baker Corp.(a)	103,007	3,395,111
Midas Inc.(a)	181,684	1,382,615
Monro Muffler Brake Inc.	255,472	11,779,814
Multi-Color Corp.	144,816	2,230,166
National American University Holdings Inc.	99,163	666,375
National Research Corp.	22,579	588,860
Navigant Consulting Inc.(a)	653,294	7,597,809
On Assignment Inc.(a)	463,620	2,434,005
PAREXEL International Corp.(a)	747,493	17,289,513
PDI Inc.(a)	113,319	990,408

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
PHH Corp.(a)	711,084	$14,975,429
Pre-Paid Legal Services Inc.(a)(b)	96,010	5,999,665
Princeton Review Inc. (The)(a)	237,807	485,126
Prospect Medical Holdings Inc.(a)	122,461	1,040,919
Providence Service Corp. (The)(a)	164,765	2,700,498
Rent-A-Center Inc.	841,871	18,841,073
Resources Connection Inc.	597,361	8,219,687
Rollins Inc.	551,533	12,894,842
RSC Holdings Inc.(a)(b)	627,799	4,683,381
Rural/Metro Corp.(a)	243,767	2,074,457
Saba Software Inc.(a)(b)	357,025	1,942,216
Senomyx Inc.(a)	492,205	1,958,976
SFN Group Inc.(a)	662,584	3,982,130
Sotheby’s	859,845	31,659,493
Standard Parking Corp.(a)	197,550	3,378,105
Steiner Leisure Ltd.(a)	190,694	7,265,441
Stewart Enterprises Inc. Class A	1,053,509	5,678,414
SuccessFactors Inc.(a)(b)	805,465	20,225,226
Team Health Holdings Inc.(a)	195,156	2,519,464
Team Inc.(a)	240,926	4,146,336
TeleTech Holdings Inc.(a)	390,741	5,798,596
TNS Inc.(a)	336,711	5,707,251
Transcend Services Inc.(a)(b)	116,413	1,775,298
TrueBlue Inc.(a)	567,837	7,750,975
United Rentals Inc.(a)	777,235	11,534,167
Universal Technical Institute Inc.	272,135	5,320,239
Valassis Communications Inc.(a)	639,193	21,662,251
Viad Corp.	265,905	5,142,603
VirnetX Holding Corp.(b)	454,091	6,666,056
Volt Information Sciences Inc.(a)	191,129	1,376,129
Wright Express Corp.(a)	496,199	17,719,266

		787,150,459

COMPUTERS – 2.73%
3D Systems Corp.(a)(b)	231,769	3,641,091
Agilysys Inc.(a)	226,230	1,470,495
CACI International Inc. Class A(a)	388,732	17,594,010
CIBER Inc.(a)	793,352	2,387,989
Compellent Technologies Inc.(a)	297,862	5,415,131
Computer Task Group Inc.(a)	188,507	1,440,193
Cray Inc.(a)	452,247	2,984,830
Digimarc Corp.(a)	86,080	2,019,437
Echelon Corp.(a)(b)	420,067	3,591,573
Electronics For Imaging Inc.(a)	577,389	6,997,955
Fortinet Inc.(a)	539,078	13,476,950
Furmanite Corp.(a)	486,684	2,375,018
Hutchinson Technology Inc.(a)	298,331	1,035,209
iGATE Corp.	306,275	5,555,828
Imation Corp.(a)	380,274	3,547,956
Immersion Corp.(a)	355,095	2,098,611
Insight Enterprises Inc.(a)	594,801	9,302,688
Integral Systems Inc.(a)	222,597	1,642,766
Isilon Systems Inc.(a)(b)	340,623	7,589,080
Jack Henry & Associates Inc.	1,094,006	27,897,153
Limelight Networks Inc.(a)	590,552	3,472,446
LivePerson Inc.(a)	576,796	4,845,086
Magma Design Automation Inc.(a)	761,000	2,815,700
Manhattan Associates Inc.(a)	292,497	8,584,787
Maxwell Technologies Inc.(a)(b)	336,454	4,915,593

Security	Shares	Value
Mentor Graphics Corp.(a)	1,368,762	$14,467,814
Mercury Computer Systems Inc.(a)	300,998	3,621,006
MTS Systems Corp.	210,838	6,535,978
NCI Inc. Class A(a)	83,560	1,580,955
Netezza Corp.(a)	655,343	17,661,494
NetScout Systems Inc.(a)	392,037	8,040,679
Quantum Corp.(a)	2,726,082	5,779,294
Radiant Systems Inc.(a)	422,736	7,228,786
RadiSys Corp.(a)	306,614	2,888,304
RealD Inc.(a)	181,782	3,362,067
Rimage Corp.(a)	120,724	1,984,703
Riverbed Technology Inc.(a)(b)	808,814	36,865,742
Sigma Designs Inc.(a)(b)	396,796	4,559,186
Silicon Graphics International Corp.(a)	390,880	3,033,229
SMART Modular Technologies (WWH) Inc.(a)	673,134	4,058,998
Spansion Inc.(a)	165,327	2,474,945
SRA International Inc. Class A(a)	551,020	10,866,114
STEC Inc.(a)(b)	524,811	6,533,897
Stratasys Inc.(a)(b)	264,868	7,342,141
Stream Global Services Inc.(a)(b)	57,891	234,459
Super Micro Computer Inc.(a)(b)	316,533	3,288,778
Sykes Enterprises Inc.(a)	531,748	7,221,138
Synaptics Inc.(a)(b)	434,120	12,216,137
Syntel Inc.	169,304	7,534,028
Tier Technologies Inc. Class B(a)	175,998	975,029
Tyler Technologies Inc.(a)(b)	394,680	7,956,749
Unisys Corp.(a)	546,195	15,238,840
Virtusa Corp.(a)	172,638	1,672,862
Wave Systems Corp. Class A(a)(b)	1,020,136	2,285,105
Xyratex Ltd.(a)	384,506	5,706,069

		359,912,101

COSMETICS & PERSONAL CARE – 0.09%
Elizabeth Arden Inc.(a)	309,542	6,187,745
Inter Parfums Inc.	185,327	3,259,902
Revlon Inc. Class A(a)(b)	136,146	1,718,162

		11,165,809

DISTRIBUTION & WHOLESALE – 0.92%
Beacon Roofing Supply Inc.(a)	585,499	8,530,720
BlueLinx Holdings Inc.(a)	144,700	577,353
BMP Sunstone Corp.(a)(b)	352,884	2,681,918
Brightpoint Inc.(a)	908,645	6,351,429
Chindex International Inc.(a)	174,693	2,639,611
Core-Mark Holding Co. Inc.(a)	137,101	4,244,647
Houston Wire & Cable Co.(b)	225,796	2,264,734
MWI Veterinary Supply Inc.(a)	158,139	9,127,783
Owens & Minor Inc.	809,409	23,035,780
Pool Corp.	635,284	12,750,150
Rentrak Corp.(a)	119,067	3,008,823
ScanSource Inc.(a)	345,204	9,575,959
United Stationers Inc.(a)	309,630	16,568,301
Watsco Inc.	357,008	19,878,206

		121,235,414

DIVERSIFIED FINANCIAL SERVICES – 1.72%
Artio Global Investors Inc. Class A	359,096	5,494,169

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
Asset Acceptance Capital Corp.(a)(b)	191,521	$1,028,468
Asta Funding Inc.	134,834	1,028,783
BGC Partners Inc. Class A	727,003	4,340,208
Calamos Asset Management Inc. Class A	245,217	2,819,995
California First National Bancorp	23,687	300,114
Cohen & Steers Inc.(b)	226,138	4,907,195
CompuCredit Holdings Corp.(b)	150,656	726,162
Cowen Group Inc. Class A(a)	462,000	1,519,980
Credit Acceptance Corp.(a)	72,299	4,378,427
Diamond Hill Investment Group Inc.	30,686	2,240,078
Doral Financial Corp.(a)	241,010	400,077
Duff & Phelps Corp. Class A	349,338	4,705,583
Encore Capital Group Inc.(a)	177,627	3,200,839
Epoch Holding Corp.	168,165	2,165,965
Evercore Partners Inc. Class A	199,422	5,705,463
FBR Capital Markets Corp.(a)	669,936	2,103,599
Federal Agricultural Mortgage Corp. Class C NVS(b)	122,957	1,330,395
Financial Engines Inc.(a)(b)	164,461	2,184,042
First Marblehead Corp. (The)(a)(b)	705,114	1,649,967
GAMCO Investors Inc. Class A	88,173	3,397,306
GFI Group Inc.	860,168	3,991,179
Gleacher & Co. Inc.(a)	991,984	1,597,094
Higher One Holdings Inc.(a)	129,931	2,143,219
International Assets Holding Corp.(a)(b)	161,933	2,930,987
Investment Technology Group Inc.(a)	561,144	7,979,468
JMP Group Inc.	189,783	1,157,676
KBW Inc.(b)	455,873	11,670,349
Knight Capital Group Inc. Class A(a)	1,215,216	15,056,526
LaBranche & Co. Inc.(a)	473,302	1,845,878
Ladenburg Thalmann Financial Services Inc.(a)(b)	1,162,882	1,186,140
MarketAxess Holdings Inc.	352,960	5,993,261
Marlin Business Services Corp.(a)	109,289	1,311,468
MF Global Holdings Ltd.(a)	1,343,741	9,674,935
National Financial Partners Corp.(a)(b)	543,789	6,889,807
Nelnet Inc. Class A	336,987	7,710,263
NewStar Financial Inc.(a)	364,883	2,703,783
Ocwen Financial Corp.(a)	954,709	9,680,749
Oppenheimer Holdings Inc. Class A	127,970	3,576,761
optionsXpress Holdings Inc.(a)	543,936	8,354,857
Penson Worldwide Inc.(a)(b)	260,693	1,295,644
Piper Jaffray Companies, Inc.(a)	199,824	5,820,873
Portfolio Recovery Associates Inc.(a)(b)	217,225	14,043,596
Pzena Investment Management Inc. Class A	95,683	657,342
Rodman & Renshaw Capital Group Inc.(a)	204,078	438,768
Sanders Morris Harris Group Inc.	265,325	1,501,739
Stifel Financial Corp.(a)	437,664	20,259,467
Student Loan Corp. (The)	53,103	1,577,159
SWS Group Inc.	364,152	2,610,970
Teton Advisors Inc. Class B(c)	1,397	12,573
TradeStation Group Inc.(a)	520,143	3,422,541
Virtus Investment Partners Inc.(a)	64,783	1,960,334
Westwood Holdings Group Inc.	74,091	2,506,498
World Acceptance Corp.(a)(b)	211,441	9,337,235

		226,525,954

ELECTRIC – 1.87%
ALLETE Inc.	398,819	14,528,976
Ameresco Inc. Class A(a)	109,190	1,299,361
Avista Corp.	702,933	14,677,241

Security	Shares	Value
Black Hills Corp.	501,658	$15,651,730
Central Vermont Public Service Corp.	152,660	3,079,152
CH Energy Group Inc.	203,726	8,996,540
Cleco Corp.	778,480	23,058,578
Dynegy Inc.(a)(b)	1,309,048	6,375,064
El Paso Electric Co.(a)	561,301	13,347,738
Empire District Electric Co. (The)	515,959	10,396,574
EnerNOC Inc.(a)(b)	253,647	7,967,052
IDACORP Inc.	616,979	22,161,886
MGE Energy Inc.	296,830	11,751,500
NorthWestern Corp.	463,886	13,220,751
Otter Tail Corp.	462,022	9,420,628
Pike Electric Corp.(a)	208,734	1,519,583
PNM Resources Inc.	1,111,557	12,660,634
Portland General Electric Co.	963,392	19,537,590
UIL Holdings Corp.	641,262	18,057,938
UniSource Energy Corp.	464,036	15,512,723
Unitil Corp.	138,528	3,040,690

		246,261,929

ELECTRICAL COMPONENTS & EQUIPMENT – 1.20%
A123 Systems Inc.(a)(b)	935,651	8,392,789
Advanced Battery Technologies Inc.(a)(b)	752,632	2,701,949
Advanced Energy Industries Inc.(a)	468,829	6,122,907
American Superconductor Corp.(a)(b)	573,885	17,847,824
Belden Inc.	598,787	15,796,001
Capstone Turbine Corp.(a)(b)	3,063,867	2,365,612
Coleman Cable Inc.(a)	101,482	607,877
Encore Wire Corp.	235,531	4,830,741
Energy Conversion Devices Inc.(a)(b)	621,715	3,121,009
EnerSys Inc.(a)	619,033	15,457,254
Generac Holdings Inc.(a)	246,087	3,356,627
GrafTech International Ltd.(a)	1,544,543	24,141,207
Graham Corp.	125,475	1,947,372
Greatbatch Inc.(a)	299,581	6,947,283
Insteel Industries Inc.	223,879	2,010,433
Littelfuse Inc.(a)	281,977	12,322,395
Powell Industries Inc.(a)	112,465	3,499,911
Power-One Inc.(a)(b)	900,099	8,181,900
PowerSecure International Inc.(a)	232,345	2,151,515
SatCon Technology Corp.(a)(b)	908,937	3,417,603
Universal Display Corp.(a)(b)	388,131	9,121,079
Vicor Corp.	249,140	3,639,935

		157,981,223

ELECTRONICS – 2.54%
American Science and
Engineering Inc.	115,622	8,515,560
Analogic Corp.	166,046	7,452,144
Applied Energetics Inc.(a)(b)	989,455	1,108,190
Badger Meter Inc.	192,688	7,800,010
Ballantyne Strong Inc.(a)	181,411	1,569,205
Bel Fuse Inc. Class B	132,553	2,759,753
Benchmark Electronics Inc.(a)	808,785	13,264,074
Brady Corp. Class A	624,881	18,227,779
Checkpoint Systems Inc.(a)	507,994	10,337,678
Cogent Inc.(a)	669,036	7,118,543
Coherent Inc.(a)	324,553	12,985,366
CTS Corp.	431,615	4,152,136

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
Cubic Corp.	202,918	$8,279,054
Cymer Inc.(a)	386,012	14,313,325
Daktronics Inc.	430,147	4,224,044
DDi Corp.	168,498	1,556,922
Dionex Corp.(a)	226,558	19,583,673
Electro Scientific Industries Inc.(a)	350,616	3,895,344
FARO Technologies Inc.(a)	209,329	4,565,465
FEI Co.(a)	488,781	9,565,444
ICx Technologies Inc.(a)(b)	151,361	1,142,776
II-VI Inc.(a)	322,175	12,026,793
Keithley Instruments Inc.	143,350	3,083,458
L-1 Identity Solutions Inc.(a)	989,127	11,602,460
LaBarge Inc.(a)	158,318	1,977,392
Measurement Specialties Inc.(a)	184,869	3,416,379
Methode Electronics Inc.	481,635	4,373,246
Multi-Fineline Electronix Inc.(a)	133,344	2,932,235
NVE Corp.(a)	61,257	2,635,889
OSI Systems Inc.(a)	206,687	7,506,872
OYO Geospace Corp.(a)	52,092	3,015,085
Park Electrochemical Corp.	265,122	6,983,313
Plexus Corp.(a)	517,059	15,175,682
Rofin-Sinar Technologies Inc.(a)	363,736	9,231,620
Rogers Corp.(a)	201,023	6,328,204
Sanmina-SCI Corp.(a)(b)	1,020,677	12,329,778
Sonic Solutions Inc.(a)(b)	324,991	3,698,398
Spectrum Control Inc.(a)	162,233	2,388,070
SRS Labs Inc.(a)	150,240	1,403,242
Stoneridge Inc.(a)	195,051	2,049,986
Taser International Inc.(a)(b)	796,723	3,091,285
Technitrol Inc.	524,702	2,313,936
TTM Technologies Inc.(a)	1,028,021	10,064,326
UQM Technologies Inc.(a)(b)	459,647	1,176,696
Viasystems Group Inc.(a)	54,882	834,206
Watts Water Technologies Inc. Class A	376,428	12,817,373
Woodward Governor Co.	781,769	25,344,951
X-Rite Inc.(a)(b)	426,108	1,614,949
Zygo Corp.(a)	222,684	2,182,303

		334,014,612

ENERGY – ALTERNATE SOURCES – 0.23%
Clean Energy Fuels Corp.(a)(b)	516,078	7,333,468
Comverge Inc.(a)(b)	320,380	2,518,187
Ener1 Inc.(a)(b)	776,798	2,858,617
Evergreen Solar Inc.(a)(b)	2,453,719	1,801,030
FuelCell Energy Inc.(a)(b)	1,221,939	1,502,985
Green Plains Renewable Energy Inc.(a)	204,274	2,473,758
GT Solar International Inc.(a)(b)	796,177	6,664,002
Headwaters Inc.(a)	768,734	2,767,442
Hoku Corp.(a)(b)	218,863	597,496
Syntroleum Corp.(a)(b)	883,822	1,652,747

		30,169,732

ENGINEERING & CONSTRUCTION – 0.59%
Argan Inc.(a)(b)	98,826	924,023
Dycom Industries Inc.(a)	500,966	5,004,650
EMCOR Group Inc.(a)	850,582	20,915,811
Granite Construction Inc.	448,238	10,192,932
Insituform Technologies Inc. Class A(a)	503,403	12,172,285

Security	Shares	Value
Layne Christensen Co.(a)	252,329	$6,532,798
Mistras Group Inc.(a)	183,929	2,129,898
MYR Group Inc.(a)	254,314	4,168,206
Orion Marine Group Inc.(a)(b)	341,416	4,236,973
Sterling Construction Co. Inc.(a)	204,902	2,536,687
Tutor Perini Corp.(a)	344,590	6,922,813
VSE Corp.	52,379	1,847,407

		77,584,483

ENTERTAINMENT – 0.68%
Ascent Media Corp. Class A(a)	184,888	4,938,358
Bluegreen Corp.(a)	183,201	511,131
Carmike Cinemas Inc.(a)(b)	128,982	1,124,723
Churchill Downs Inc.	146,448	5,231,123
Cinemark Holdings Inc.	731,155	11,771,595
Empire Resorts Inc.(a)	324,567	360,269
Isle of Capri Casinos Inc.(a)(b)	199,772	1,430,368
Lions Gate Entertainment Corp.(a)(b)	878,379	6,456,086
National CineMedia Inc.	677,091	12,119,929
Pinnacle Entertainment Inc.(a)	760,290	8,477,233
Scientific Games Corp. Class A(a)	837,107	8,119,938
Shuffle Master Inc.(a)	692,114	5,820,679
Speedway Motorsports Inc.	158,030	2,477,910
Steinway Musical Instruments Inc.(a)	72,354	1,245,936
Vail Resorts Inc.(a)(b)	466,205	17,492,012
Warner Music Group Corp.(a)	569,825	2,564,212

		90,141,502

ENVIRONMENTAL CONTROL – 0.65%
Calgon Carbon Corp.(a)(b)	722,137	10,470,987
Casella Waste Systems Inc. Class A(a)	318,347	1,337,057
Clean Harbors Inc.(a)	296,648	20,097,902
Darling International Inc.(a)	1,061,722	9,045,872
Energy Recovery Inc.(a)(b)	523,321	1,878,722
EnergySolutions Inc.	1,145,119	5,759,949
Fuel Tech Inc.(a)(b)	227,601	1,427,058
Met-Pro Corp.	184,826	1,864,894
Metalico Inc.(a)(b)	478,356	1,832,104
Mine Safety Appliances Co.	341,828	9,263,539
Rentech Inc.(a)(b)	2,747,900	2,709,429
Tetra Tech Inc.(a)	790,459	16,575,925
US Ecology Inc.	232,023	3,712,368

		85,975,806

FOOD – 1.59%
Arden Group Inc. Class A	15,248	1,257,960
B&G Foods Inc. Class A	614,239	6,707,490
Bridgford Foods Corp.	22,867	293,384
Cal-Maine Foods Inc.(b)	182,150	5,278,707
Calavo Growers Inc.	139,912	3,033,292
Chiquita Brands International Inc.(a)	578,515	7,659,539
Diamond Foods Inc.	279,538	11,458,263
Dole Food Co. Inc.(a)(b)	465,904	4,263,022
Fresh Del Monte Produce Inc.(a)	509,688	11,060,229
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	406,375	1,609,245
Hain Celestial Group Inc.(a)	526,309	12,620,890
Imperial Sugar Co.	154,871	2,025,713

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)
iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
Ingles Markets Inc. Class A	159,807	$2,654,394
J&J Snack Foods Corp.	182,609	7,656,795
John B. Sanfilippo & Son Inc.(a)	100,740	1,329,768
Lance Inc.	333,001	7,092,921
Lifeway Foods Inc.(a)(b)	60,195	633,251
M&F Worldwide Corp.(a)	135,472	3,298,743
Nash-Finch Co.	162,061	6,894,075
Pilgrim’s Pride Corp.(a)	630,608	3,544,017
Ruddick Corp.	562,575	19,510,101
Sanderson Farms Inc.	290,731	12,585,745
Seaboard Corp.	4,159	7,365,589
Seneca Foods Corp. Class A(a)	107,495	2,815,294
Smart Balance Inc.(a)	797,325	3,093,621
Spartan Stores Inc.	288,124	4,177,798
Tootsie Roll Industries Inc.(b)	309,592	7,702,649
TreeHouse Foods Inc.(a)	446,010	20,561,061
United Natural Foods Inc.(a)	555,263	18,401,416
Village Super Market Inc. Class A	78,533	2,194,212
Weis Markets Inc.	142,429	5,573,247
Winn-Dixie Stores Inc.(a)	710,981	5,069,294

		209,421,725

FOREST PRODUCTS & PAPER – 0.93%
Boise Inc.(a)(b)	892,892	5,794,869
Buckeye Technologies Inc.	501,276	7,373,770
Cellu Tissue Holdings Inc.(a)	103,928	1,239,861
Clearwater Paper Corp.(a)	146,742	11,164,131
Deltic Timber Corp.	138,155	6,189,344
KapStone Paper and Packaging Corp.(a)	486,451	5,905,515
Louisiana-Pacific Corp.(a)	1,625,697	12,306,526
Neenah Paper Inc.	187,290	2,846,808
P.H. Glatfelter Co.	590,612	7,181,842
Potlatch Corp.(b)	513,750	17,467,500
Rock-Tenn Co. Class A	499,107	24,860,520
Schweitzer-Mauduit International Inc.	235,523	13,733,346
Verso Paper Corp.(a)(b)	188,110	541,757
Wausau Paper Corp.(a)	626,128	5,190,601
Xerium Technologies Inc.(a)	95,291	1,255,936

		123,052,326

GAS – 1.27%
Chesapeake Utilities Corp.	122,535	4,438,218
Laclede Group Inc. (The)	286,224	9,851,830
New Jersey Resources Corp.	528,633	20,732,986
Nicor Inc.	580,639	26,604,879
Northwest Natural Gas Co.	339,723	16,119,856
Piedmont Natural Gas Co.	919,700	26,671,300
South Jersey Industries Inc.	384,099	19,001,378
Southwest Gas Corp.	583,305	19,593,215
WGL Holdings Inc.	649,548	24,539,923

		167,553,585

HAND & MACHINE TOOLS – 0.27%
Baldor Electric Co.	600,597	24,264,119
Franklin Electric Co. Inc.	299,134	9,919,283
Thermadyne Holdings Corp.(a)	110,351	1,559,260

		35,742,662

Security	Shares	Value

HEALTH CARE – PRODUCTS – 3.68%
Abaxis Inc.(a)	281,636	$6,505,792
ABIOMED Inc.(a)(b)	405,456	4,301,888
Accuray Inc.(a)	664,168	4,131,125
AGA Medical Holdings Inc.(a)(b)	173,114	2,416,671
Align Technology Inc.(a)	761,293	14,906,117
Alphatec Holdings Inc.(a)	647,253	1,378,649
American Medical Systems Holdings Inc.(a)	966,989	18,933,645
AngioDynamics Inc.(a)	320,594	4,885,853
Arthrocare Corp.(a)	346,810	9,426,296
Atrion Corp.	19,950	3,142,325
Bruker Corp.(a)	932,850	13,087,885
Caliper Life Sciences Inc.(a)	571,429	2,280,002
Cantel Medical Corp.	164,034	2,657,351
CardioNet Inc.(a)	307,639	1,387,452
Cepheid Inc.(a)(b)	763,160	14,278,724
Cerus Corp.(a)(b)	496,233	1,905,535
Clinical Data Inc.(a)(b)	150,592	2,540,487
Conceptus Inc.(a)(b)	394,705	5,427,194
CONMED Corp.(a)	376,286	8,432,569
Cutera Inc.(a)	171,271	1,387,295
Cyberonics Inc.(a)	357,963	9,550,453
Cynosure Inc. Class A(a)	123,795	1,263,947
Delcath Systems Inc.(a)(b)	562,458	4,060,947
DexCom Inc.(a)	739,815	9,780,354
Endologix Inc.(a)	614,386	2,801,600
Exactech Inc.(a)	106,078	1,731,193
Female Health Co. (The)	227,658	1,172,439
Haemonetics Corp.(a)	322,885	18,898,459
Hanger Orthopedic Group Inc.(a)	336,869	4,898,075
Hansen Medical Inc.(a)(b)	542,378	775,601
HeartWare International Inc.(a)	120,571	8,290,462
ICU Medical Inc.(a)	151,077	5,633,661
Immucor Inc.(a)	898,964	17,826,456
Insulet Corp.(a)	516,558	7,304,130
Invacare Corp.	374,846	9,937,167
IRIS International Inc.(a)	206,690	1,984,224
Kensey Nash Corp.(a)	94,161	2,720,311
LCA-Vision Inc.(a)	238,118	1,326,317
Luminex Corp.(a)	483,216	7,731,456
MAKO Surgical Corp.(a)(b)	325,594	3,119,191
Masimo Corp.	665,227	18,167,349
Medical Action Industries Inc.(a)	182,836	1,654,666
MELA Sciences Inc.(a)(b)	324,699	2,117,037
Merge Healthcare Inc.(a)	658,549	1,909,792
Meridian Bioscience Inc.	522,147	11,424,576
Merit Medical Systems Inc.(a)	363,680	5,778,875
Metabolix Inc.(a)(b)	345,526	4,346,717
Microvision Inc.(a)(b)	1,129,764	2,474,183
Natus Medical Inc.(a)	368,472	5,368,637
NuVasive Inc.(a)(b)	503,235	17,683,678
NxStage Medical Inc.(a)	316,532	6,045,761
OraSure Technologies Inc.(a)	605,451	2,452,077
Orthofix International NV(a)	224,971	7,068,589
Orthovita Inc.(a)	847,040	1,922,781
Palomar Medical Technologies Inc.(a)	235,574	2,433,479
PSS World Medical Inc.(a)	732,515	15,661,171
PURE Bioscience(a)(b)	444,784	1,027,451
Quidel Corp.(a)(b)	275,380	3,026,426

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
Rochester Medical Corp.(a)	138,527	$1,511,330
Sirona Dental Systems Inc.(a)	428,804	15,454,096
Solta Medical Inc.(a)	757,082	1,514,164
SonoSite Inc.(a)	185,859	6,228,135
Spectranetics Corp.(a)	421,757	2,285,923
Staar Surgical Co.(a)	444,390	2,404,150
Stereotaxis Inc.(a)(b)	363,697	1,505,706
Steris Corp.	759,911	25,244,243
SurModics Inc.(a)(b)	221,777	2,643,582
Symmetry Medical Inc.(a)	465,992	4,492,163
Syneron Medical Ltd.(a)	455,106	4,514,652
Synovis Life Technologies Inc.(a)	143,854	2,150,617
TomoTherapy Inc.(a)	616,141	2,168,816
Unilife Corp.(a)(b)	616,242	3,715,939
Vascular Solutions Inc.(a)	213,273	2,448,374
Vital Images Inc.(a)	189,292	2,504,333
Volcano Corp.(a)	644,920	16,755,022
West Pharmaceutical Services Inc.	425,259	14,590,636
Wright Medical Group Inc.(a)	500,376	7,210,418
Young Innovations Inc.	71,532	2,046,531
Zoll Medical Corp.(a)	276,505	8,922,816

		485,094,189

HEALTH CARE – SERVICES – 2.01%
Air Methods Corp.(a)	142,765	5,936,169
Alliance Healthcare Services Inc.(a)	350,563	1,605,579
Allied Healthcare International Inc.(a)	574,552	1,436,380
Almost Family Inc.(a)	104,124	3,085,194
Amedisys Inc.(a)(b)	367,689	8,750,998
America Service Group Inc.	114,613	1,705,441
American Dental Partners Inc.(a)	200,904	2,422,902
AMERIGROUP Corp.(a)	663,225	28,167,166
AmSurg Corp.(a)	398,865	6,972,160
Assisted Living Concepts Inc. Class A(a)	127,659	3,885,940
Bio-Reference Laboratories Inc.(a)	308,740	6,440,316
Capital Senior Living Corp.(a)	344,669	1,837,086
Centene Corp.(a)	629,464	14,849,056
Continucare Corp.(a)	369,627	1,552,433
Emeritus Corp.(a)(b)	258,891	4,416,681
Ensign Group Inc. (The)	182,254	3,271,459
Five Star Quality Care Inc.(a)	402,974	2,035,019
Genoptix Inc.(a)	221,341	3,143,042
Gentiva Health Services Inc.(a)	383,650	8,382,753
HealthSouth Corp.(a)(b)	1,200,510	23,049,792
Healthways Inc.(a)	439,750	5,118,690
IPC The Hospitalist Co. Inc.(a)	207,682	5,673,872
Kindred Healthcare Inc.(a)	508,792	6,624,472
LHC Group Inc.(a)(b)	202,511	4,696,230
Magellan Health Services Inc.(a)	427,128	20,177,527
MedCath Corp.(a)	261,660	2,634,916
Metropolitan Health Networks Inc.(a)	508,860	1,933,668
Molina Healthcare Inc.(a)	200,041	5,399,107
National Healthcare Corp.	114,011	4,226,388
Neostem Inc.(a)(b)	367,178	745,371
Psychiatric Solutions Inc.(a)	732,979	24,591,446
RehabCare Group Inc.(a)	320,427	6,479,034
Res-Care Inc.(a)	321,390	4,264,845
Select Medical Holdings Corp.(a)	640,296	4,930,279

Security	Shares	Value
Skilled Healthcare Group Inc. Class A(a)	252,767	$993,374
Sun Healthcare Group Inc.(a)	954,315	8,083,048
Sunrise Senior Living Inc.(a)	711,849	2,441,642
Triple-S Management Corp. Class B(a)	262,574	4,424,372
U.S. Physical Therapy Inc.(a)	128,988	2,156,679
WellCare Health Plans Inc.(a)	543,787	15,748,072

		264,288,598

HOLDING COMPANIES – DIVERSIFIED – 0.05%
Harbinger Group Inc.(a)	115,478	640,903
Heckmann Corp.(a)	1,148,720	4,480,008
Primoris Services Corp.(b)	258,395	1,689,903

		6,810,814

HOME BUILDERS – 0.32%
Beazer Homes USA Inc.(a)(b)	950,062	3,923,756
Brookfield Homes Corp.(a)(b)	121,377	994,078
Cavco Industries Inc.(a)	83,355	2,993,278
Hovnanian Enterprises Inc. Class A(a)(b)	663,265	2,606,631
M/I Homes Inc.(a)	242,643	2,516,208
Meritage Homes Corp.(a)	413,896	8,120,640
Ryland Group Inc.	566,220	10,146,662
Skyline Corp.	86,642	1,755,367
Standard-Pacific Corp.(a)	1,359,695	5,397,989
Winnebago Industries Inc.(a)(b)	370,933	3,865,122

		42,319,731

HOME FURNISHINGS – 0.37%
American Woodmark Corp.	115,168	2,041,929
Audiovox Corp. Class A(a)	220,567	1,508,678
DTS Inc.(a)	223,893	8,545,996
Ethan Allen Interiors Inc.(b)	313,967	5,481,864
Furniture Brands International Inc.(a)	599,352	3,224,514
Hooker Furniture Corp.	137,276	1,596,520
Kimball International Inc. Class B	398,990	2,326,112
La-Z-Boy Inc.(a)(b)	666,601	5,626,112
Sealy Corp.(a)(b)	612,315	1,494,049
TiVo Inc.(a)	1,481,426	13,421,719
Universal Electronics Inc.(a)	174,332	3,634,822

		48,902,315

HOUSEHOLD PRODUCTS & WARES – 0.50%
ACCO Brands Corp.(a)	710,999	4,088,244
American Greetings Corp. Class A	508,094	9,445,468
Blyth Inc.	69,080	2,848,859
Central Garden & Pet Co. Class A(a)	730,878	7,571,896
CSS Industries Inc.	94,864	1,640,199
Ennis Inc.	329,601	5,896,562
Helen of Troy Ltd.(a)	394,314	9,972,201
Kid Brands Inc.(a)	160,359	1,379,087
Oil-Dri Corp. of America	65,465	1,408,152
Prestige Brands Holdings Inc.(a)	535,287	5,293,988
Spectrum Brands Holdings Inc.(a)	234,856	6,383,386
Standard Register Co. (The)	228,479	667,159
Summer Infant Inc.(a)	137,691	1,076,744

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
WD-40 Co.	213,662	$8,123,429

		65,795,374

HOUSEWARES – 0.08%
Libbey Inc.(a)	205,940	2,712,230
Lifetime Brands Inc.(a)	118,025	1,782,178
National Presto Industries Inc.	61,124	6,507,872

		11,002,280

INSURANCE – 3.16%
Alterra Capital Holdings Ltd.	1,235,669	24,614,526
Ambac Financial Group Inc.(a)(b)	3,625,365	2,012,078
American Equity Investment Life Holding Co.	753,857	7,719,496
American Physicians Capital Inc.	99,995	4,145,793
American Physicians Service Group Inc.	78,723	2,546,689
American Safety Insurance Holdings Ltd.(a)	131,920	2,155,573
Amerisafe Inc.(a)	240,361	4,513,980
AmTrust Financial Services Inc.	284,234	4,127,078
Argo Group International Holdings Ltd.	398,354	13,838,818
Baldwin & Lyons Inc. Class B	104,595	2,661,943
Citizens Inc.(a)(b)	464,082	3,197,525
CNA Surety Corp.(a)	225,463	4,040,297
CNO Financial Group Inc.(a)	2,843,983	15,755,666
Crawford & Co. Class B(a)	304,746	740,533
Delphi Financial Group Inc. Class A	608,714	15,211,763
Donegal Group Inc. Class A	142,453	1,861,861
eHealth Inc.(a)	300,444	3,881,736
EMC Insurance Group Inc.	61,004	1,300,605
Employers Holdings Inc.	437,297	6,896,174
Enstar Group Ltd.(a)	89,948	6,530,225
FBL Financial Group Inc. Class A	171,434	4,453,855
First American Financial Corp.	1,332,869	19,913,063
First Mercury Financial Corp.	182,306	1,837,644
Flagstone Reinsurance Holdings SA	671,374	7,123,278
FPIC Insurance Group Inc.(a)	124,800	4,379,232
Gerova Financial Group Ltd.(a)(b)	85,109	459,589
Global Indemnity PLC(a)	178,358	2,862,646
Greenlight Capital Re Ltd. Class A(a)	363,839	9,103,252
Hallmark Financial Services Inc.(a)	148,089	1,294,298
Harleysville Group Inc.	150,322	4,929,058
Horace Mann Educators Corp.	505,216	8,982,740
Infinity Property and Casualty Corp.	170,155	8,298,459
Kansas City Life Insurance Co.	53,092	1,655,939
Life Partners Holdings Inc.(b)	93,079	1,771,293
Maiden Holdings Ltd.	631,039	4,802,207
Meadowbrook Insurance Group Inc.	700,188	6,280,686
MGIC Investment Corp.(a)(b)	2,571,305	23,733,145
Montpelier Re Holdings Ltd.	910,718	15,773,636
National Interstate Corp.	83,991	1,828,484
National Western Life Insurance Co. Class A	27,986	3,937,070
Navigators Group Inc. (The)(a)	157,074	7,010,213
NYMAGIC Inc.	61,022	1,566,435
Phoenix Companies Inc. (The)(a)	1,476,884	3,101,456
Platinum Underwriters Holdings Ltd.	526,053	22,893,826
PMA Capital Corp. Class A(a)	410,730	3,096,904
PMI Group Inc. (The)(a)	1,795,131	6,588,131
Presidential Life Corp.	263,244	2,579,791

Security	Shares	Value
Primerica Inc.	308,382	$6,272,490
Primus Guaranty Ltd.(a)(b)	206,831	943,149
ProAssurance Corp.(a)	416,905	24,009,559
Radian Group Inc.	1,705,283	13,335,313
RLI Corp.	235,231	13,318,779
Safety Insurance Group Inc.	162,558	6,830,687
SeaBright Insurance Holdings Inc.	280,514	2,260,943
Selective Insurance Group Inc.	683,708	11,137,603
State Auto Financial Corp.	183,617	2,792,815
Stewart Information Services Corp.(b)	219,959	2,489,936
Tower Group Inc.	519,509	12,130,535
United Fire & Casualty Co.	294,008	6,235,910
Universal American Corp.	409,576	6,041,246
Universal Insurance Holdings Inc.	219,987	987,742

		416,795,396

INTERNET – 3.42%
1-800-FLOWERS.COM Inc.(a)	325,188	614,605
AboveNet Inc.(a)	288,714	15,039,112
Ancestry.com Inc.(a)	240,900	5,482,884
Archipelago Learning Inc.(a)	149,563	1,790,269
Ariba Inc.(a)	1,153,075	21,793,118
Art Technology Group Inc.(a)	2,023,473	8,356,943
Blue Coat Systems Inc.(a)	533,860	12,844,672
Blue Nile Inc.(a)(b)	162,439	7,226,911
BroadSoft Inc.(a)	93,999	814,506
Cogent Communications Group Inc.(a)	570,392	5,401,612
comScore Inc.(a)	292,951	6,890,208
Constant Contact Inc.(a)(b)	367,464	7,874,754
DealerTrack Holdings Inc.(a)	519,240	8,868,619
Dice Holdings Inc.(a)	202,000	1,712,960
Digital River Inc.(a)	508,274	17,301,647
Drugstore.com Inc.(a)	1,207,212	2,317,847
EarthLink Inc.	1,386,932	12,607,212
ePlus Inc.(a)	48,941	1,049,784
eResearchTechnology Inc.(a)	632,851	4,733,725
Global Sources Ltd.(a)	295,363	2,229,991
GSI Commerce Inc.(a)	849,834	20,990,900
Health Grades Inc.(a)	320,841	2,627,688
InfoSpace Inc.(a)	456,883	3,956,607
Internap Network Services Corp.(a)	660,289	3,242,019
Internet Brands Inc. Class A(a)	367,762	4,883,879
Internet Capital Group Inc.(a)	466,002	5,140,002
IntraLinks Holdings Inc.(a)	138,091	2,335,816
j2 Global Communications Inc.(a)(b)	578,227	13,756,020
Keynote Systems Inc.	160,787	1,868,345
KIT Digital Inc.(a)(b)	252,335	3,025,497
Knot Inc. (The)(a)	383,508	3,501,428
Lionbridge Technologies Inc.(a)	759,694	3,266,684
Liquidity Services Inc.(a)	180,232	2,885,514
Local.com Corp.(a)(b)	204,064	901,963
LoopNet Inc.(a)	234,705	2,778,907
MediaMind Technologies Inc.(a)	67,972	938,357
ModusLink Global Solutions Inc.(a)	566,912	3,599,891
Move Inc.(a)	1,988,458	4,434,261
Network Engines Inc.(a)	459,676	671,127
NIC Inc.	711,151	5,895,442
NutriSystem Inc.(b)	345,995	6,656,944
Online Resources Corp.(a)	343,134	1,523,515

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
OpenTable Inc.(a)(b)	203,405	$13,847,812
Openwave Systems Inc.(a)	1,061,669	1,804,837
Orbitz Worldwide Inc.(a)	251,560	1,584,828
Overstock.com Inc.(a)(b)	187,089	2,941,039
PCTEL Inc.(a)	243,084	1,492,536
Perficient Inc.(a)	295,697	2,702,671
QuinStreet Inc.(a)(b)	126,125	1,895,659
Rackspace Hosting Inc.(a)(b)	1,243,711	32,311,612
ReachLocal Inc.(a)	61,309	844,838
RealNetworks Inc.(a)	1,067,306	3,479,418
RightNow Technologies Inc.(a)	276,193	5,441,002
S1 Corp.(a)	658,883	3,432,780
Safeguard Scientifics Inc.(a)	260,739	3,267,060
Sapient Corp.	1,321,902	15,823,167
Shutterfly Inc.(a)	345,656	8,983,599
Sourcefire Inc.(a)	351,506	10,137,433
SPS Commerce Inc.(a)	60,596	776,841
Stamps.com Inc.(a)	134,262	1,745,406
Support.com Inc.(a)	589,993	2,702,168
TechTarget Inc.(a)(b)	193,093	1,013,738
TeleCommunication Systems Inc.(a)	578,048	2,260,168
Terremark Worldwide Inc.(a)	752,000	7,775,680
TIBCO Software Inc.(a)	2,131,120	37,806,069
Travelzoo Inc.(a)(b)	69,402	1,787,796
United Online Inc.	1,124,075	6,429,709
US Auto Parts Network Inc.(a)	167,307	1,371,917
ValueClick Inc.(a)	1,045,617	13,676,670
Vasco Data Security International Inc.(a)	342,882	2,228,733
Vitacost.com Inc.(a)	183,150	1,100,732
Vocus Inc.(a)	213,459	3,944,722
Websense Inc.(a)	554,715	9,840,644
Zix Corp.(a)(b)	710,658	2,018,269

		450,301,738

INVESTMENT COMPANIES – 1.01%
American Capital Ltd.(a)	4,356,662	25,312,206
Apollo Investment Corp.	2,486,527	25,437,171
Arlington Asset Investment Corp. Class A	87,098	2,030,254
BlackRock Kelso Capital Corp.(d)	837,574	9,632,101
Capital Southwest Corp.	36,812	3,342,530
Fifth Street Finance Corp.	699,414	7,791,472
Gladstone Capital Corp.(b)	267,835	3,018,500
Gladstone Investment Corp.	281,250	1,884,375
Golub Capital BDC Inc.	94,497	1,445,804
Harris & Harris Group Inc.(a)	389,926	1,664,984
Hercules Technology Growth Capital Inc.	469,799	4,749,668
Kayne Anderson Energy Development Co.	129,823	2,083,659
Main Street Capital Corp.(b)	192,068	3,051,961
MCG Capital Corp.	989,622	5,779,393
Medallion Financial Corp.	187,291	1,458,997
MVC Capital Inc.	309,619	4,015,758
NGP Capital Resources Co.	275,372	2,494,870
PennantPark Investment Corp.	457,771	4,856,950
PennyMac Mortgage Investment Trust(d)	212,821	3,807,368
Prospect Capital Corp.(b)	976,332	9,480,184
Solar Capital Ltd.	73,296	1,572,199
THL Credit Inc.	115,157	1,356,550
TICC Capital Corp.	342,639	3,546,314

Security	Shares	Value
Triangle Capital Corp.(b)	189,437	$3,027,203

		132,840,471

IRON & STEEL – 0.08%
Gibraltar Industries Inc.(a)	385,287	3,459,877
Metals USA Holdings Corp.(a)	145,888	1,893,626
Olympic Steel Inc.	115,794	2,662,104
Shiloh Industries Inc.(a)	66,671	645,376
Universal Stainless & Alloy Products Inc.(a)	86,159	2,116,065

		10,777,048

LEISURE TIME – 0.64%
Ambassadors Group Inc.	243,132	2,757,117
Arctic Cat Inc.(a)	154,600	1,584,650
Brunswick Corp.	1,138,708	17,331,136
Callaway Golf Co.(b)	832,919	5,830,433
Interval Leisure Group Inc.(a)	512,231	6,899,751
Johnson Outdoors Inc. Class A(a)	55,791	715,240
Life Time Fitness Inc.(a)(b)	535,589	21,139,698
Marine Products Corp.(a)	124,535	764,645
Multimedia Games Inc.(a)	349,821	1,294,338
Polaris Industries Inc.(b)	399,321	25,995,797

		84,312,805

LODGING – 0.34%
Ameristar Casinos Inc.	337,387	5,887,403
Boyd Gaming Corp.(a)(b)	697,494	5,056,831
Gaylord Entertainment Co.(a)(b)	444,720	13,563,960
Marcus Corp.	259,367	3,073,499
Monarch Casino & Resort Inc.(a)	112,552	1,261,708
Morgans Hotel Group Co.(a)(b)	275,371	2,015,716
Orient-Express Hotels Ltd. Class A(a)	1,167,965	13,022,810
Red Lion Hotels Corp.(a)	154,116	1,146,623

		45,028,550

MACHINERY – 1.40%
Alamo Group Inc.	82,305	1,837,871
Albany International Corp. Class A	352,866	6,676,225
Altra Holdings Inc.(a)	341,017	5,023,180
Applied Industrial Technologies Inc.	542,611	16,603,897
Astec Industries Inc.(a)	255,591	7,292,011
Briggs & Stratton Corp.	642,249	12,209,153
Cascade Corp.	115,792	3,682,186
Cognex Corp.	510,326	13,686,943
Columbus McKinnon Corp.(a)	242,849	4,028,865
DXP Enterprises Inc.(a)	108,465	2,058,666
Flow International Corp.(a)	598,378	1,573,734
Gerber Scientific Inc.(a)	320,843	1,979,601
Gorman-Rupp Co. (The)	157,615	4,343,869
Intermec Inc.(a)	630,294	7,727,404
Intevac Inc.(a)	283,775	2,840,588
iRobot Corp.(a)(b)	272,412	5,058,691
Kadant Inc.(a)	157,992	2,987,629
Lindsay Corp.(b)	159,270	6,899,576
Middleby Corp. (The)(a)(b)	213,058	13,505,747

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
NACCO Industries Inc. Class A	74,687	$6,526,897
Nordson Corp.	437,550	32,243,059
Park-Ohio Holdings Corp.(a)	99,810	1,327,473
Presstek Inc.(a)	350,039	766,585
Robbins & Myers Inc.	345,484	9,252,062
Sauer-Danfoss Inc.(a)	147,413	3,138,423
Tecumseh Products Co. Class A(a)	235,361	2,699,591
Tennant Co.	242,908	7,505,857
Twin Disc Inc.	106,842	1,490,446

		184,966,229

MACHINERY – DIVERSIFIED – 0.06%
Chart Industries Inc.(a)	370,150	7,536,254

		7,536,254

MANUFACTURING – 2.35%
A.O. Smith Corp.	310,062	17,949,489
Actuant Corp. Class A	869,527	19,964,340
Acuity Brands Inc.	557,944	24,683,443
American Railcar Industries Inc.(a)	120,059	1,882,525
Ameron International Corp.	119,082	8,092,813
AZZ Inc.	160,502	6,875,906
Barnes Group Inc.	629,653	11,075,596
Blount International Inc.(a)	617,444	7,860,062
Brink’s Co. (The)	614,509	14,133,707
Ceradyne Inc.(a)	328,022	7,659,314
CLARCOR Inc.	646,958	24,991,988
Colfax Corp.(a)	306,647	4,559,841
Eastman Kodak Co.(a)(b)	3,440,374	14,449,571
EnPro Industries Inc.(a)(b)	265,037	8,290,357
ESCO Technologies Inc.	340,414	11,322,170
Fabrinet(a)	122,712	1,941,304
Federal Signal Corp.	806,230	4,345,580
FreightCar America Inc.	151,944	3,737,822
GP Strategies Corp.(a)	187,057	1,700,348
Griffon Corp.(a)	577,558	7,040,432
Hexcel Corp.(a)	1,244,696	22,143,142
Koppers Holdings Inc.	265,277	7,127,993
Lancaster Colony Corp.	247,802	11,770,595
LSB Industries Inc.(a)	218,476	4,057,099
Lydall Inc.(a)	217,475	1,600,616
Matthews International Corp. Class A	387,962	13,718,336
Myers Industries Inc.	449,643	3,862,433
PMFG Inc.(a)	187,615	3,198,836
Polypore International Inc.(a)	280,730	8,466,817
Raven Industries Inc.	208,279	7,891,691
Smith & Wesson Holding Corp.(a)(b)	760,765	2,708,323
Standex International Corp.	158,652	3,837,792
STR Holdings Inc.(a)(b)	365,361	7,869,876
Sturm, Ruger & Co. Inc.(b)	248,131	3,384,507
Tredegar Corp.	312,228	5,926,087

		310,120,751

MEDIA – 0.73%
A.H. Belo Corp. Class A(a)	229,422	1,622,014
Acacia Research Corp.(a)	435,751	7,669,218

Security	Shares	Value
Beasley Broadcast Group Inc. Class A(a)	56,735	$300,128
Belo Corp. Class A(a)	1,175,674	7,289,179
Cambium Learning Group Inc.(a)	211,875	678,000
CKX Inc.(a)	707,357	3,466,049
Courier Corp.	129,852	1,846,495
Crown Media Holdings Inc. Class A(a)(b)	322,139	769,912
Cumulus Media Inc. Class A(a)(b)	278,423	782,369
Dex One Corp.(a)	641,933	7,882,937
DG FastChannel Inc.(a)	321,723	6,997,475
Dolan Co. (The)(a)	392,652	4,464,453
E.W. Scripps Co. (The) Class A(a)	403,536	3,179,864
Entercom Communications Corp.(a)	299,678	2,355,469
Entravision Communications Corp. Class A(a)	619,624	1,233,052
Fisher Communications Inc.(a)	83,178	1,449,793
Gray Television Inc.(a)(b)	617,491	1,241,157
Journal Communications Inc. Class A(a)	534,925	2,412,512
Lee Enterprises Inc.(a)(b)	572,191	1,533,472
Lin TV Corp. Class A(a)	366,226	1,626,043
LodgeNet Interactive Corp.(a)(b)	319,696	895,149
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	335,695	1,591,194
McClatchy Co. (The) Class A(a)(b)	759,585	2,985,169
Media General Inc. Class A(a)(b)	280,850	2,516,416
Mediacom Communications Corp. Class A(a)	509,483	3,367,683
Nexstar Broadcasting Group Inc.(a)	136,707	704,041
Outdoor Channel Holdings Inc.(a)	149,807	828,433
Playboy Enterprises Inc. Class B(a)	270,522	1,390,483
PRIMEDIA Inc.	208,915	793,877
Radio One Inc. Class D(a)(b)	400,632	352,596
Scholastic Corp.	392,143	10,909,418
Sinclair Broadcast Group Inc. Class A(a)	575,637	4,040,972
SuperMedia Inc.(a)(b)	163,129	1,724,274
Value Line Inc.	17,212	238,730
Westwood One Inc.(a)(b)	67,266	571,088
World Wrestling Entertainment Inc.(b)	312,795	4,350,978

		96,060,092

METAL FABRICATE & HARDWARE – 0.75%
A.M. Castle & Co.(a)	211,619	2,803,952
Ampco-Pittsburgh Corp.	108,531	2,693,739
CIRCOR International Inc.	220,394	6,964,450
Dynamic Materials Corp.	164,713	2,488,813
Hawk Corp. Class A(a)	62,935	2,723,197
Haynes International Inc.	154,547	5,396,781
Kaydon Corp.	428,087	14,811,810
L.B. Foster Co. Class A(a)	132,366	3,830,672
Ladish Co. Inc.(a)	202,938	6,317,460
Lawson Products Inc.	50,945	777,930
Mueller Industries Inc.	483,509	12,808,153
Mueller Water Products Inc. Class A	1,991,036	6,012,929
Northwest Pipe Co.(a)	117,694	2,059,645
Omega Flex Inc.(b)	34,027	485,906
RBC Bearings Inc.(a)	279,709	9,504,512
Sun Hydraulics Corp.	161,913	4,564,328
TriMas Corp.(a)	190,983	2,836,098
Worthington Industries Inc.	776,695	11,673,726

		98,754,101

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
MINING – 1.67%
Allied Nevada Gold Corp.(a)(b)	960,440	$25,451,660
AMCOL International Corp.	306,964	8,039,387
Brush Engineered Materials Inc.(a)	258,542	7,352,934
Capital Gold Corp.(a)	789,530	3,813,430
Century Aluminum Co.(a)	817,967	10,772,625
Coeur d’Alene Mines Corp.(a)(b)	1,127,799	22,465,756
General Moly Inc.(a)(b)	817,545	2,992,215
Globe Specialty Metals Inc.(a)	789,351	11,082,488
Golden Star Resources Ltd.(a)	3,307,690	16,339,989
Hecla Mining Co.(a)(b)	3,280,023	20,729,745
Horsehead Holding Corp.(a)	552,430	5,452,484
Jaguar Mining Inc.(a)(b)	1,083,023	7,039,649
Kaiser Aluminum Corp.	195,944	8,384,444
Molycorp Inc.(a)	321,707	9,102,714
Noranda Aluminium Holding Corp.(a)	146,749	1,206,277
RTI International Metals Inc.(a)	386,607	11,837,906
Stillwater Mining Co.(a)(b)	567,559	9,557,694
Thompson Creek Metals Co. Inc.(a)	1,788,921	19,284,568
U.S. Energy Corp.(a)	341,194	1,549,021
United States Lime & Minerals Inc.(a)	32,913	1,272,417
Uranium Energy Corp.(a)(b)	772,259	2,533,010
US Gold Corp.(a)(b)	1,134,805	5,639,981
USEC Inc.(a)(b)	1,470,473	7,631,755
		219,532,149

MISCELLANEOUS – MANUFACTURING – 0.04%
John Bean Technologies Corp.	358,329	5,772,680
		5,772,680

OFFICE FURNISHINGS – 0.44%
CompX International Inc.	14,877	196,823
Herman Miller Inc.	730,750	14,381,160
HNI Corp.(b)	579,293	16,660,467
Interface Inc. Class A	650,479	9,256,316
Knoll Inc.	605,164	9,386,093
Steelcase Inc. Class A	988,108	8,230,940
		58,111,799

OIL & GAS – 2.63%
Abraxas Petroleum Corp.(a)(b)	870,486	2,472,180
Alon USA Energy Inc.(b)	97,398	525,949
American Oil & Gas Inc.(a)	638,998	5,175,884
Apco Oil and Gas International Inc.	116,174	4,020,782
Approach Resources Inc.(a)	165,433	1,849,541
ATP Oil & Gas Corp.(a)(b)	567,375	7,744,669
Berry Petroleum Co. Class A	655,874	20,810,882
Bill Barrett Corp.(a)	589,196	21,211,056
BPZ Resources Inc.(a)(b)	1,238,745	4,744,393
Brigham Exploration Co.(a)	1,492,513	27,984,619
Callon Petroleum Co.(a)(b)	366,669	1,815,012
CAMAC Energy Inc.(a)(b)	607,406	1,937,625
Carrizo Oil & Gas Inc.(a)	401,149	9,603,507
Cheniere Energy Inc.(a)(b)	730,042	1,839,706
Clayton Williams Energy Inc.(a)	74,894	3,788,887
Contango Oil & Gas Co.(a)	150,672	7,557,708

Security	Shares	Value
Crosstex Energy Inc.(a)	510,753	$4,034,949
CVR Energy Inc.(a)	386,097	3,185,300
Delek US Holdings Inc.	173,214	1,240,212
Delta Petroleum Corp.(a)(b)	2,357,420	1,854,347
Endeavour International Corp.(a)(b)	1,844,269	2,379,107
Energy Partners Ltd.(a)	368,842	4,429,792
Energy XXI (Bermuda) Ltd.(a)(b)	650,553	15,034,280
Evolution Petroleum Corp.(a)	188,648	1,133,774
FX Energy Inc.(a)	551,625	2,283,728
Gastar Exploration Ltd.(a)	555,618	2,233,584
GeoResources Inc.(a)	165,807	2,636,331
GMX Resources Inc.(a)(b)	391,979	1,905,018
Goodrich Petroleum Corp.(a)(b)	311,591	4,539,881
Gulfport Energy Corp.(a)	350,805	4,855,141
Harvest Natural Resources Inc.(a)	426,251	4,441,535
Houston American Energy Corp.(b)	229,699	2,296,990
Isramco Inc.(a)(b)	14,608	879,402
Kodiak Oil & Gas Corp.(a)	1,908,258	6,468,995
Magnum Hunter Resources Corp.(a)	677,895	2,806,485
McMoRan Exploration Co.(a)(b)	1,066,525	18,354,895
Miller Petroleum Inc.(a)(b)	230,154	1,240,530
Northern Oil and Gas Inc.(a)(b)	568,537	9,631,017
Oasis Petroleum Inc.(a)	606,389	11,748,817
Panhandle Oil and Gas Inc.	93,862	2,317,453
Parker Drilling Co.(a)	1,499,122	6,521,181
Penn Virginia Corp.	583,241	9,355,186
PetroCorp Inc. Escrow(c)	26,106	3
Petroleum Development Corp.(a)	248,189	6,850,016
PetroQuest Energy Inc.(a)	715,771	4,359,045
Pioneer Drilling Co.(a)	686,656	4,380,865
RAM Energy Resources Inc.(a)	707,585	1,103,833
Resolute Energy Corp.(a)(b)	490,782	5,428,049
Rex Energy Corp.(a)	410,855	5,258,944
Rosetta Resources Inc.(a)	674,482	15,843,582
Seahawk Drilling Inc.(a)	136,739	1,156,812
Stone Energy Corp.(a)	550,383	8,107,142
Swift Energy Co.(a)	485,709	13,638,709
TransAtlantic Petroleum Ltd.(a)(b)	1,898,221	5,618,734
VAALCO Energy Inc.(a)	644,149	3,697,415
Vantage Drilling Co.(a)	1,960,424	3,136,678
Venoco Inc.(a)(b)	255,469	5,014,856
W&T Offshore Inc.(b)	444,967	4,716,650
Warren Resources Inc.(a)	903,191	3,585,668
Western Refining Inc.(a)(b)	653,315	3,423,371
		346,210,702

OIL & GAS SERVICES – 1.73%
Allis-Chalmers Energy Inc.(a)(b)	456,900	1,905,273
Basic Energy Services Inc.(a)	295,617	2,518,657
Cal Dive International Inc.(a)	1,214,194	6,641,641
CARBO Ceramics Inc.	244,721	19,822,401
Complete Production Services Inc.(a)	995,144	20,350,695
Dawson Geophysical Co.(a)	99,582	2,653,860
Dril-Quip Inc.(a)	435,591	27,054,557
Global Geophysical Services Inc.(a)	95,762	698,105
Global Industries Ltd.(a)	1,307,954	7,154,508
Gulf Island Fabrication Inc.	182,371	3,319,152
Helix Energy Solutions Group Inc.(a)	1,341,453	14,943,786

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
Hercules Offshore Inc.(a)	1,468,479	$3,891,469
Hornbeck Offshore Services Inc.(a)	296,497	5,778,727
ION Geophysical Corp.(a)	1,638,471	8,421,741
Key Energy Services Inc.(a)	1,609,158	15,303,093
Lufkin Industries Inc.	385,071	16,904,617
Matrix Service Co.(a)	335,040	2,931,600
Natural Gas Services Group Inc.(a)	154,139	2,276,633
Newpark Resources Inc.(a)	1,144,825	9,616,530
RPC Inc.	372,670	7,885,697
T-3 Energy Services Inc.(a)	167,138	4,370,659
Tesco Corp.(a)	390,975	4,703,429
Tetra Technologies Inc.(a)	972,863	9,923,203
Union Drilling Inc.(a)	188,806	845,851
Willbros Group Inc.(a)	616,900	5,656,973
World Fuel Services Corp.	878,877	22,859,591
		228,432,448

PACKAGING & CONTAINERS – 0.25%
AEP Industries Inc.(a)	52,910	1,249,734
Astronics Corp.(a)	122,940	2,145,303
Graham Packaging Co. Inc.(a)	218,441	2,581,972
Graphic Packaging Holding Co.(a)	1,453,355	4,854,206
Silgan Holdings Inc.	692,364	21,947,939
		32,779,154

PHARMACEUTICALS – 3.37%
Acura Pharmaceuticals Inc.(a)(b)	118,137	294,161
Akorn Inc.(a)	702,855	2,839,534
Alexza Pharmaceuticals Inc.(a)(b)	562,724	1,783,835
Alimera Sciences Inc.(a)	83,595	800,004
Alkermes Inc.(a)	1,215,034	17,800,248
Allos Therapeutics Inc.(a)(b)	1,016,667	4,798,668
Alnylam Pharmaceuticals Inc.(a)(b)	469,383	5,764,023
Antares Pharma Inc.(a)	898,467	1,302,777
Anthera Pharmaceuticals Inc.(a)(b)	73,485	307,902
Aoxing Pharmaceutical Co. Inc.(a)(b)	308,514	944,053
Ardea Biosciences Inc.(a)(b)	170,407	3,919,361
Array BioPharma Inc.(a)	675,912	2,183,196
Auxilium Pharmaceuticals Inc.(a)(b)	535,911	13,279,875
AVANIR Pharmaceuticals Inc. Class A(a)(b)	918,012	2,928,458
AVI BioPharma Inc.(a)(b)	1,406,969	2,588,823
Biodel Inc.(a)(b)	236,776	1,254,913
BioScrip Inc.(a)(b)	497,384	2,566,501
BioSpecifics Technologies Corp.(a)(b)	50,654	1,363,606
Cadence Pharmaceuticals Inc.(a)(b)	316,152	2,639,869
Caraco Pharmaceutical Laboratories Ltd.(a)	109,747	590,439
Catalyst Health Solutions Inc.(a)	485,687	17,101,039
Chelsea Therapeutics International Ltd.(a)(b)	401,520	2,055,782
Clarient Inc.(a)	701,027	2,369,471
Corcept Therapeutics Inc.(a)	350,720	1,364,301
Cornerstone Therapeutics Inc.(a)	100,543	709,834
Cubist Pharmaceuticals Inc.(a)	751,202	17,570,615
Cumberland Pharmaceuticals Inc.(a)(b)	158,024	918,119
Cypress Bioscience Inc.(a)	490,292	1,887,624
Depomed Inc.(a)	667,751	2,991,525
DURECT Corp.(a)	1,104,608	2,805,704
Dyax Corp.(a)	1,244,777	2,950,122

Security	Shares	Value
Dynavax Technologies Corp.(a)(b)	913,045	$1,670,872
Emergent BioSolutions Inc.(a)	240,499	4,151,013
Eurand NV(a)	233,093	2,293,635
Furiex Pharmaceuticals Inc.(a)	112,136	1,264,894
Hi-Tech Pharmacal Co. Inc.(a)(b)	126,856	2,567,565
Idenix Pharmaceuticals Inc.(a)(b)	455,031	1,410,596
Impax Laboratories Inc.(a)	803,292	15,905,182
Infinity Pharmaceuticals Inc.(a)(b)	184,923	1,018,926
Inspire Pharmaceuticals Inc.(a)	758,663	4,514,045
Ironwood Pharmaceuticals Inc.(a)	244,604	2,490,069
Isis Pharmaceuticals Inc.(a)(b)	1,208,368	10,150,291
Jazz Pharmaceuticals Inc.(a)	190,210	2,040,953
Keryx Biopharmaceuticals Inc.(a)(b)	650,311	3,127,996
Lannett Co. Inc.(a)(b)	132,524	606,960
Ligand Pharmaceuticals Inc. Class B(a)	1,498,807	2,368,115
MannKind Corp.(a)(b)	857,455	5,796,396
MAP Pharmaceuticals Inc.(a)	175,844	2,690,413
Medicines Co. (The)(a)	680,234	9,659,323
Medicis Pharmaceutical Corp. Class A	773,350	22,929,828
Medivation Inc.(a)(b)	435,178	5,657,314
Nabi Biopharmaceuticals(a)	569,959	2,735,803
Nature’s Sunshine Products Inc.(a)	97,005	867,225
Neogen Corp.(a)	290,103	9,819,987
Neurocrine Biosciences Inc.(a)	625,938	3,793,184
NeurogesX Inc.(a)(b)	140,872	973,426
NPS Pharmaceuticals Inc.(a)	855,970	5,854,835
Nutraceutical International Corp.(a)	118,139	1,853,601
Obagi Medical Products Inc.(a)	217,999	2,288,990
Onyx Pharmaceuticals Inc.(a)	801,617	21,146,656
Opko Health Inc.(a)(b)	1,128,709	2,528,308
Osiris Therapeutics Inc.(a)(b)	214,150	1,559,012
Pain Therapeutics Inc.(a)	452,430	2,796,017
Par Pharmaceutical Companies Inc.(a)	449,690	13,076,985
PetMed Express Inc.(b)	292,363	5,116,353
Pharmacyclics Inc.(a)	555,096	4,474,074
Pharmasset Inc.(a)	377,192	11,127,164
PharMerica Corp.(a)	396,529	3,778,921
POZEN Inc.(a)(b)	338,256	2,394,852
Progenics Pharmaceuticals Inc.(a)	360,659	1,821,328
Questcor Pharmaceuticals Inc.(a)	710,469	7,047,853
Rigel Pharmaceuticals Inc.(a)	672,426	5,655,103
Salix Pharmaceuticals Ltd.(a)	730,998	29,035,241
Santarus Inc.(a)	667,203	2,008,281
Schiff Nutrition International Inc.	147,104	1,206,253
SciClone Pharmaceuticals Inc.(a)(b)	475,297	1,254,784
SIGA Technologies Inc.(a)(b)	398,155	3,368,391
Somaxon Pharmaceuticals Inc.(a)(b)	361,183	1,405,002
Spectrum Pharmaceuticals Inc.(a)	630,832	2,630,569
Star Scientific Inc.(a)(b)	1,229,727	2,582,427
Sucampo Pharmaceuticals Inc.(a)	141,268	529,755
Synta Pharmaceuticals Corp.(a)(b)	285,011	1,137,194
Synutra International Inc.(a)(b)	244,922	2,828,849
Targacept Inc.(a)	308,124	6,883,490
Theravance Inc.(a)(b)	801,552	16,111,195
USANA Health Sciences Inc.(a)(b)	76,937	3,105,177
Vanda Pharmaceuticals Inc.(a)	355,380	2,373,938
ViroPharma Inc.(a)	1,000,601	14,918,961
VIVUS Inc.(a)(b)	1,037,008	6,937,584
XenoPort Inc.(a)	349,075	2,481,923
Zalicus Inc.(a)	839,097	1,090,826

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
Zymogenetics Inc.(a)(b)	676,300	$6,593,925

		444,182,210

REAL ESTATE – 0.43%
Avatar Holdings Inc.(a)	113,184	2,159,551
Consolidated-Tomoka Land Co.	68,899	1,964,310
Forestar Group Inc.(a)	469,812	8,010,295
Government Properties Income Trust	351,648	9,389,002
HFF Inc. Class A(a)	230,755	2,141,406
Hilltop Holdings Inc.(a)	513,074	4,915,249
Kennedy-Wilson Holdings Inc.(a)	264,590	2,804,654
Resource Capital Corp.(b)	561,603	3,566,179
Retail Opportunity Investments Corp.	541,071	5,178,049
Starwood Property Trust Inc.	611,167	12,143,888
Terreno Realty Corp.(a)	111,525	2,031,986
Thomas Properties Group Inc.(a)	449,158	1,603,494
United Capital Corp.(a)	22,231	540,880

		56,448,943

REAL ESTATE INVESTMENT TRUSTS – 6.92%
Acadia Realty Trust	516,147	9,806,793
Agree Realty Corp.	110,555	2,791,514
Alexander’s Inc.	26,470	8,358,697
American Campus Communities Inc.(b)	837,272	25,486,560
American Capital Agency Corp.(b)	421,052	11,187,352
Anworth Mortgage Asset Corp.(b)	1,525,148	10,874,305
Apollo Commercial Real Estate Finance Inc.	223,234	3,587,370
Ashford Hospitality Trust Inc.(a)(b)	526,322	4,763,214
Associated Estates Realty Corp.(b)	405,071	5,662,893
BioMed Realty Trust Inc.	1,455,416	26,081,055
CapLease Inc.	728,853	4,074,288
Capstead Mortgage Corp.	897,952	9,760,738
CBL & Associates Properties Inc.(b)	1,771,039	23,129,769
Cedar Shopping Centers Inc.	697,331	4,239,772
Chatham Lodging Trust(a)	109,498	2,037,758
Chesapeake Lodging Trust	96,492	1,578,609
Cogdell Spencer Inc.	548,115	3,464,087
Colonial Properties Trust(b)	898,928	14,553,644
Colony Financial Inc.	186,386	3,444,413
Cousins Properties Inc.	1,162,958	8,303,520
CreXus Investment Corp.	172,399	2,073,960
Cypress Sharpridge Investments Inc.	457,144	6,102,872
DCT Industrial Trust Inc.	2,711,859	12,989,805
DiamondRock Hospitality Co.(a)	1,983,737	18,825,664
DuPont Fabros Technology Inc.(b)	525,052	13,205,058
Dynex Capital Inc.	207,521	2,237,076
EastGroup Properties Inc.	345,489	12,914,379
Education Realty Trust Inc.(b)	727,647	5,202,676
Entertainment Properties Trust	595,708	25,722,671
Equity Lifestyle Properties Inc.(b)	334,586	18,228,245
Equity One Inc.(b)	470,904	7,948,860
Excel Trust Inc.	191,156	2,154,328
Extra Space Storage Inc.	1,115,632	17,894,737
FelCor Lodging Trust Inc.(a)	1,244,568	5,725,013
First Industrial Realty Trust Inc.(a)(b)	808,505	4,099,120
First Potomac Realty Trust	478,009	7,170,135
Franklin Street Properties Corp.	888,758	11,038,374

Security	Shares	Value
Getty Realty Corp.	270,241	$7,250,566
Gladstone Commercial Corp.(b)	107,923	1,851,959
Glimcher Realty Trust	1,096,393	6,742,817
Hatteras Financial Corp.	588,515	16,755,022
Healthcare Realty Trust Inc.(b)	801,089	18,737,472
Hersha Hospitality Trust(b)	1,420,674	7,359,091
Highwoods Properties Inc.	898,914	29,187,738
Home Properties Inc.	480,245	25,404,960
Hudson Pacific Properties Inc.	184,745	3,025,209
Inland Real Estate Corp.	959,203	7,970,977
Invesco Mortgage Capital Inc.	334,784	7,204,552
Investors Real Estate Trust	966,423	8,098,625
iStar Financial Inc.(a)(b)	1,185,897	3,628,845
Kilroy Realty Corp.	696,774	23,091,090
Kite Realty Group Trust	691,064	3,068,324
LaSalle Hotel Properties(b)	893,667	20,902,871
Lexington Realty Trust(b)	1,247,002	8,928,534
LTC Properties Inc.(b)	332,109	8,475,422
Medical Properties Trust Inc.	1,426,376	14,463,453
MFA Financial Inc.	3,591,675	27,404,480
Mid-America Apartment Communities Inc.(b)	420,564	24,510,470
Mission West Properties Inc.	224,637	1,523,039
Monmouth Real Estate Investment Corp. Class A	338,847	2,649,784
MPG Office Trust Inc.(a)	612,223	1,530,557
National Health Investors Inc.(b)	313,259	13,802,192
National Retail Properties Inc.	1,068,069	26,819,213
Newcastle Investment Corp.(a)	790,260	2,449,806
NorthStar Realty Finance Corp.(b)	961,343	3,595,423
Omega Healthcare Investors Inc.(b)	1,191,943	26,759,120
One Liberty Properties Inc.	107,432	1,709,243
Parkway Properties Inc.	279,477	4,136,260
Pebblebrook Hotel Trust(a)	476,576	8,583,134
Pennsylvania Real Estate Investment Trust(b)	712,518	8,450,463
Post Properties Inc.(b)	622,426	17,378,134
PS Business Parks Inc.	237,516	13,436,280
RAIT Financial Trust(a)(b)	1,097,338	1,810,608
Ramco-Gershenson Properties Trust(b)	484,691	5,191,041
Redwood Trust Inc.	997,089	14,417,907
Saul Centers Inc.	80,522	3,377,898
Sovran Self Storage Inc.	353,879	13,412,014
Strategic Hotels & Resorts Inc.(a)	1,812,983	7,687,048
Sun Communities Inc.	244,891	7,518,154
Sunstone Hotel Investors Inc.(a)(b)	1,264,891	11,472,561
Tanger Factory Outlet Centers Inc.	519,142	24,472,354
Two Harbors Investment Corp.	332,215	2,996,579
U-Store-It Trust	1,202,402	10,040,057
UMH Properties Inc.	126,087	1,354,174
Universal Health Realty Income Trust(b)	142,601	4,906,900
Urstadt Biddle Properties Inc. Class A(b)	287,007	5,189,087
Walter Investment Management Corp.(b)	326,972	5,718,740
Washington Real Estate Investment Trust	779,240	24,725,285
Winthrop Realty Trust(b)	290,995	3,596,698

		911,491,554

RETAIL – 6.08%
99 Cents Only Stores(a)	590,135	11,141,749
AFC Enterprises Inc.(a)	326,415	4,047,546
America’s Car-Mart Inc.(a)	120,577	3,036,129

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
AnnTaylor Stores Corp.(a)	754,263	$15,266,283
Asbury Automotive Group Inc.(a)	369,126	5,193,603
Barnes & Noble Inc.(b)	491,995	7,975,239
Bebe Stores Inc.	416,870	3,005,633
Big 5 Sporting Goods Corp.	277,355	3,722,104
Biglari Holdings Inc.(a)	18,277	6,006,736
BJ’s Restaurants Inc.(a)	289,815	8,161,190
Bob Evans Farms Inc.	391,380	10,986,037
Bon-Ton Stores Inc. (The)(a)(b)	150,243	1,527,971
Books-A-Million Inc.(b)	89,847	539,082
Borders Group Inc.(a)(b)	630,804	750,657
Brown Shoe Co. Inc.	559,431	6,416,674
Buckle Inc. (The)(b)	335,788	8,911,814
Buffalo Wild Wings Inc.(a)	233,359	11,175,562
Build-A-Bear Workshop Inc.(a)	220,410	1,333,480
Cabela’s Inc.(a)(b)	517,830	9,828,413
California Pizza Kitchen Inc.(a)	246,266	4,201,298
Caribou Coffee Co. Inc.(a)(b)	92,789	965,006
Carrols Restaurant Group Inc.(a)	158,555	840,341
Casey’s General Stores Inc.(b)	489,018	20,416,501
Cash America International Inc.	379,022	13,265,770
Casual Male Retail Group Inc.(a)	531,545	2,168,704
Cato Corp. (The) Class A	358,515	9,593,861
CEC Entertainment Inc.(a)	282,347	9,692,973
Charming Shoppes Inc.(a)	1,496,636	5,268,159
Cheesecake Factory Inc. (The)(a)	774,893	20,511,418
Children’s Place Retail Stores Inc. (The)(a)	355,012	17,313,935
Christopher & Banks Corp.	455,912	3,606,264
Citi Trends Inc.(a)	191,487	4,635,900
Coldwater Creek Inc.(a)	770,872	4,062,495
Collective Brands Inc.(a)	831,138	13,414,567
Conn’s Inc.(a)(b)	133,891	622,593
Cracker Barrel Old Country Store Inc.	305,624	15,513,474
Denny’s Corp.(a)	1,265,011	3,934,184
Destination Maternity Corp.(a)	63,675	2,096,181
Dillard’s Inc. Class A(b)	557,945	13,189,820
DineEquity Inc.(a)(b)	228,957	10,298,486
Domino’s Pizza Inc.(a)	477,196	6,308,531
Dress Barn Inc.(a)	763,484	18,132,745
DSW Inc. Class A(a)	183,055	5,253,678
Einstein Noah Restaurant Group Inc.(a)	71,444	757,306
Express Inc.(a)	203,596	3,096,695
EZCORP Inc.(a)	592,165	11,866,987
Finish Line Inc. (The) Class A	653,366	9,088,321
First Cash Financial Services Inc.(a)	387,501	10,753,153
Fred’s Inc. Class A	500,444	5,905,239
Genesco Inc.(a)	310,032	9,263,756
Gordmans Stores Inc.(a)	67,257	777,158
Group 1 Automotive Inc.(a)(b)	316,043	9,443,365
Haverty Furniture Companies Inc.	232,059	2,531,764
hhgregg Inc.(a)(b)	168,504	4,172,159
Hibbett Sports Inc.(a)	370,334	9,239,833
Hot Topic Inc.	566,800	3,395,132
HSN Inc.(a)	497,884	14,886,732
Jack in the Box Inc.(a)	706,044	15,137,583
Jamba Inc.(a)(b)	758,151	1,660,351
Jo-Ann Stores Inc.(a)	351,137	15,643,153
Jos. A. Bank Clothiers Inc.(a)	353,110	15,046,017
Kenneth Cole Productions Inc. Class A(a)	95,801	1,597,003
Kirkland’s Inc.(a)	213,061	2,953,025

Security	Shares	Value
Krispy Kreme Doughnuts Inc.(a)	743,994	$3,407,493
Landry’s Restaurants Inc.(a)	93,226	2,283,105
Lithia Motors Inc. Class A	276,210	2,648,854
Lumber Liquidators Holdings Inc.(a)(b)	286,910	7,049,379
MarineMax Inc.(a)	281,264	1,980,099
McCormick & Schmick’s Seafood Restaurants Inc.(a)	187,323	1,457,373
Men’s Wearhouse Inc. (The)	675,119	16,061,081
Movado Group Inc.(a)	197,976	2,153,979
New York & Co. Inc.(a)	321,300	825,741
Nu Skin Enterprises Inc. Class A	632,936	18,228,557
O’Charley’s Inc.(a)	228,428	1,642,397
OfficeMax Inc.(a)	1,088,143	14,243,792
P.F. Chang’s China Bistro Inc.(b)	296,825	13,713,315
Pacific Sunwear of California Inc.(a)	848,764	4,439,036
Pantry Inc. (The)(a)	290,294	6,998,988
Papa John’s International Inc.(a)	269,283	7,103,686
PC Connection Inc.(a)	119,278	814,669
Penske Automotive Group Inc.(a)	570,678	7,532,950
Pep Boys - Manny, Moe & Jack (The)	676,967	7,162,311
Pier 1 Imports Inc.(a)	1,345,005	11,015,591
PriceSmart Inc.	204,392	5,953,939
Red Robin Gourmet Burgers Inc.(a)	202,442	3,969,888
Regis Corp.	737,884	14,115,721
Retail Ventures Inc.(a)	294,412	3,167,873
REX American Resources Corp.(a)	92,330	1,337,862
Rite Aid Corp.(a)(b)	7,195,285	6,785,154
Ruby Tuesday Inc.(a)	831,190	9,866,225
rue21 Inc.(a)	189,690	4,895,899
Rush Enterprises Inc. Class A(a)	410,903	6,303,252
Ruth’s Hospitality Group Inc.(a)	382,149	1,532,417
Saks Inc.(a)(b)	1,736,408	14,933,109
Sally Beauty Holdings Inc.(a)(b)	1,211,517	13,568,990
School Specialty Inc.(a)	245,406	3,192,732
Select Comfort Corp.(a)	707,090	4,794,070
Shoe Carnival Inc.(a)	116,531	2,356,257
Sonic Automotive Inc.(a)	508,903	5,002,516
Sonic Corp.(a)	788,959	6,374,789
Stage Stores Inc.	492,792	6,406,296
Stein Mart Inc.(a)	344,123	3,038,606
Susser Holdings Corp.(a)	94,946	1,329,244
Systemax Inc.	137,461	1,688,021
Talbots Inc. (The)(a)(b)	901,946	11,815,493
Texas Roadhouse Inc.(a)	738,699	10,386,108
Titan Machinery Inc.(a)	164,721	2,684,952
Tuesday Morning Corp.(a)	375,774	1,792,442
Ulta Salon Cosmetics & Fragrance Inc.(a)	403,775	11,790,230
Under Armour Inc. Class A(a)(b)	450,657	20,297,591
Vitamin Shoppe Inc.(a)(b)	206,431	5,666,531
West Marine Inc.(a)	184,917	1,878,757
Wet Seal Inc. Class A(a)	1,318,826	4,470,820
Winmark Corp.	30,612	1,023,665
Zumiez Inc.(a)(b)	261,870	5,541,169

		800,270,532

SAVINGS & LOANS – 1.10%
Abington Bancorp Inc.	265,522	2,798,602
Astoria Financial Corp.	1,105,422	15,066,902
BankFinancial Corp.	243,348	2,231,501

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
Beneficial Mutual Bancorp Inc.(a)	450,635	$4,042,196
Berkshire Hills Bancorp Inc.	178,751	3,389,119
BofI Holding Inc.(a)	89,787	1,065,772
Brookline Bancorp Inc.	761,634	7,601,107
Clifton Savings Bancorp Inc.	127,331	1,095,047
Danvers Bancorp Inc.	239,872	3,677,238
Dime Community Bancshares Inc.	346,170	4,794,454
ESB Financial Corp.(b)	113,092	1,574,241
ESSA Bancorp Inc.	180,806	2,140,743
First Financial Holdings Inc.	210,642	2,346,552
Flagstar Bancorp Inc.(a)	597,949	1,088,267
Flushing Financial Corp.	403,844	4,668,437
Fox Chase Bancorp Inc.(a)	68,738	650,261
Heritage Financial Group	28,126	236,821
Home Bancorp Inc.(a)	97,219	1,300,790
Home Federal Bancorp Inc.	212,571	2,586,989
Investors Bancorp Inc.(a)	618,806	7,326,663
Kearny Financial Corp.	193,115	1,705,205
Meridian Interstate Bancorp Inc.(a)	115,768	1,220,195
NASB Financial Inc.	45,000	744,750
NewAlliance Bancshares Inc.	1,356,293	17,116,418
Northwest Bancshares Inc.	1,424,140	15,936,127
OceanFirst Financial Corp.	185,320	2,273,876
Oritani Financial Corp.	717,171	7,157,367
Provident Financial Services Inc.	770,416	9,522,342
Provident New York Bancorp	504,850	4,235,692
Rockville Financial Inc.	103,545	1,189,732
Roma Financial Corp.	103,499	1,089,844
Territorial Bancorp Inc.	155,751	2,621,289
United Financial Bancorp Inc.	213,026	2,877,981
ViewPoint Financial Group	181,470	1,678,598
Waterstone Financial Inc.(a)(b)	92,269	368,153
Westfield Financial Inc.	376,571	2,937,254
WSFS Financial Corp.	75,534	2,833,280

		145,189,805

SEMICONDUCTORS – 3.28%
Actel Corp.(a)	273,192	4,357,412
Advanced Analogic Technologies Inc.(a)	543,839	1,908,875
Alpha & Omega Semiconductor Ltd.(a)	64,840	736,582
Amkor Technology Inc.(a)	1,352,695	8,887,206
ANADIGICS Inc.(a)	831,561	5,064,206
Applied Micro Circuits Corp.(a)	842,233	8,422,330
ATMI Inc.(a)	406,864	6,045,999
Axcelis Technologies Inc.(a)	1,327,679	2,562,420
AXT Inc.(a)	395,741	2,619,805
Brooks Automation Inc.(a)	837,920	5,622,443
Cabot Microelectronics Corp.(a)	303,556	9,768,432
Cavium Networks Inc.(a)(b)	568,199	16,341,403
CEVA Inc.(a)	267,599	3,826,666
Cirrus Logic Inc.(a)(b)	837,525	14,941,446
Cohu Inc.	304,803	3,837,470
Conexant Systems Inc.(a)	1,034,853	1,697,159
Diodes Inc.(a)	436,576	7,461,084
DSP Group Inc.(a)	295,080	2,065,560
Emulex Corp.(a)	1,041,879	10,877,217
Entegris Inc.(a)	1,692,670	7,904,769
Entropic Communications Inc.(a)	717,404	6,887,078

Security	Shares	Value
Exar Corp.(a)	459,685	$2,753,513
FormFactor Inc.(a)(b)	644,760	5,544,936
FSI International Inc.(a)	494,595	1,315,623
GSI Technology Inc.(a)	245,997	1,409,563
Hittite Microwave Corp.(a)	349,707	16,663,539
Ikanos Communications Inc.(a)	384,262	457,272
Integrated Device Technology Inc.(a)	2,083,962	12,191,178
Integrated Silicon Solution Inc.(a)	330,087	2,842,049
IPG Photonics Corp.(a)	335,058	8,088,300
IXYS Corp.(a)	306,154	2,923,771
Kopin Corp.(a)	847,962	3,010,265
Kulicke and Soffa Industries Inc.(a)	905,752	5,606,605
Lattice Semiconductor Corp.(a)	1,493,702	7,095,084
LTX-Credence Corp.(a)	1,902,809	3,976,871
Mattson Technology Inc.(a)(b)	637,532	1,753,213
MaxLinear Inc.(a)(b)	95,680	1,073,530
Micrel Inc.	655,600	6,464,216
Microsemi Corp.(a)	1,062,066	18,214,432
Microtune Inc.(a)	689,320	1,999,028
Mindspeed Technologies Inc.(a)(b)	408,236	3,171,994
MIPS Technologies Inc. Class A(a)	587,877	5,720,043
MKS Instruments Inc.(a)	642,065	11,544,329
Monolithic Power Systems Inc.(a)	416,732	6,805,234
MoSys Inc.(a)	346,029	1,688,622
Nanometrics Inc.(a)	227,160	3,418,758
NetLogic Microsystems Inc.(a)(b)	803,258	22,153,856
OmniVision Technologies Inc.(a)	666,098	15,346,898
Pericom Semiconductor Corp.(a)	322,744	2,804,645
Photronics Inc.(a)	681,221	3,603,659
PLX Technology Inc.(a)	468,526	1,696,064
Power Integrations Inc.	316,762	10,069,864
Richardson Electronics Ltd.	184,537	1,937,638
Rubicon Technology Inc.(a)(b)	203,009	4,606,274
Rudolph Technologies Inc.(a)	396,737	3,296,884
Semtech Corp.(a)	796,571	16,082,768
Silicon Image Inc.(a)	980,496	4,686,771
Standard Microsystems Corp.(a)	289,285	6,598,591
Supertex Inc.(a)	125,015	2,765,332
Tessera Technologies Inc.(a)	644,632	11,925,692
TriQuint Semiconductor Inc.(a)	1,991,004	19,113,638
Ultra Clean Holdings Inc.(a)	275,763	2,377,077
Ultratech Inc.(a)	309,596	5,294,092
Veeco Instruments Inc.(a)(b)	520,064	18,134,632
Volterra Semiconductor Corp.(a)	318,998	6,864,837
Zoran Corp.(a)	661,249	5,051,942

		431,978,684

SOFTWARE – 4.06%
Accelrys Inc.(a)	703,129	4,893,778
ACI Worldwide Inc.(a)	437,876	9,804,044
Actuate Corp.(a)	577,953	2,976,458
Acxiom Corp.(a)	877,150	13,911,599
Advent Software Inc.(a)	202,581	10,572,702
American Reprographics Co.(a)	468,758	3,679,750
American Software Inc. Class A	281,078	1,658,360
ArcSight Inc.(a)	314,309	13,691,300
Aspen Technology Inc.(a)	800,397	8,300,117
athenahealth Inc.(a)(b)	425,698	14,056,548

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
Avid Technology Inc.(a)	375,861	$4,927,538
Blackbaud Inc.	574,927	13,821,245
Blackboard Inc.(a)(b)	439,264	15,831,075
Bottomline Technologies Inc.(a)	403,149	6,192,369
CDC Corp. Class A(a)	374,179	1,582,777
CommVault Systems Inc.(a)	554,652	14,437,592
Computer Programs and Systems Inc.	126,860	5,400,430
Concur Technologies Inc.(a)	516,295	25,525,625
Convio Inc.(a)	75,608	697,106
CSG Systems International Inc.(a)	438,198	7,988,349
Deltek Inc.(a)	251,599	2,015,308
DemandTec Inc.(a)	243,755	2,293,735
Digi International Inc.(a)	317,823	3,016,140
DivX Inc.(a)	419,135	3,994,357
DynaVox Inc.(a)	119,344	969,073
Ebix Inc.(a)(b)	343,618	8,057,842
Envestnet Inc.(a)	96,736	1,012,347
Epicor Software Corp.(a)	633,055	5,507,578
EPIQ Systems Inc.	423,353	5,190,308
Fair Isaac Corp.	536,402	13,227,673
FalconStor Software Inc.(a)	375,591	1,149,308
Global Defense Technology & Systems Inc.(a)	60,217	824,973
Guidance Software Inc.(a)	169,827	991,790
InnerWorkings Inc.(a)(b)	302,295	1,986,078
Interactive Intelligence Inc.(a)	166,219	2,925,454
JDA Software Group Inc.(a)	534,545	13,556,061
Lawson Software Inc.(a)	1,779,913	15,075,863
ManTech International Corp. Class A(a)	285,572	11,308,651
MedAssets Inc.(a)	551,614	11,605,959
Medidata Solutions Inc.(a)	240,054	4,609,037
MicroStrategy Inc. Class A(a)	115,813	10,030,564
MoneyGram International Inc.(a)(b)	1,048,363	2,558,006
Monotype Imaging Holdings Inc.(a)	283,763	2,596,431
NetSuite Inc.(a)(b)	234,496	5,527,071
Omnicell Inc.(a)	413,811	5,412,648
OPNET Technologies Inc.	168,920	3,065,898
Parametric Technology Corp.(a)	1,488,598	29,087,205
PDF Solutions Inc.(a)	288,169	1,066,225
Pegasystems Inc.	208,675	6,479,359
Progress Software Corp.(a)	540,036	17,875,192
PROS Holdings Inc.(a)	246,913	2,291,353
QAD Inc.(a)	164,037	682,394
QLIK Technologies Inc.(a)	167,934	3,703,792
Quality Systems Inc.(b)	242,731	16,095,493
Quest Software Inc.(a)	768,696	18,902,235
RealPage Inc.(a)	177,652	3,390,497
Renaissance Learning Inc.	167,737	1,709,240
Rosetta Stone Inc.(a)(b)	133,411	2,833,650
Schawk Inc.	141,366	2,609,616
SeaChange International Inc.(a)	354,459	2,626,541
Smith Micro Software Inc.(a)	395,752	3,933,775
SolarWinds Inc.(a)	450,321	7,772,540
SS&C Technologies Holdings Inc.(a)	159,048	2,512,958
Synchronoss Technologies Inc.(a)	263,335	4,689,996
SYNNEX Corp.(a)	289,427	8,144,476
Take-Two Interactive Software Inc.(a)	906,248	9,189,355
Taleo Corp. Class A(a)	511,170	14,818,818
THQ Inc.(a)	849,015	3,413,040
Trident Microsystems Inc.(a)	905,703	1,548,752
Ultimate Software Group Inc.(a)	320,026	12,365,805

Security	Shares	Value
Unica Corp.(a)	213,718	$4,483,804
VeriFone Systems Inc.(a)	1,096,002	34,052,782

		534,735,808

STORAGE & WAREHOUSING – 0.06%
Mobile Mini Inc.(a)	468,887	7,192,727

		7,192,727

TELECOMMUNICATIONS – 4.17%
Acme Packet Inc.(a)	560,506	21,265,598
ADC Telecommunications Inc.(a)	1,242,766	15,745,845
ADTRAN Inc.	797,225	28,142,042
Alaska Communications Systems Group Inc.	576,014	5,846,542
Anaren Inc.(a)	187,281	3,144,448
Anixter International Inc.(a)	359,500	19,409,405
Applied Signal Technology Inc.	169,196	4,209,596
ARRIS Group Inc.(a)	1,630,555	15,930,522
Aruba Networks Inc.(a)(b)	988,379	21,092,008
Atlantic Tele-Network Inc.	120,321	5,924,606
Aviat Networks Inc.(a)	760,384	3,109,971
BigBand Networks Inc.(a)	636,470	1,807,575
Black Box Corp.	225,944	7,243,765
Calix Inc.(a)(b)	94,925	1,363,123
Cbeyond Inc.(a)	342,300	4,391,709
Cincinnati Bell Inc.(a)	2,592,397	6,921,700
Comtech Telecommunications Corp.(a)	367,630	10,054,680
Consolidated Communications Holdings Inc.	322,010	6,011,927
CPI International Inc.(a)	94,549	1,323,686
DigitalGlobe Inc.(a)	354,668	10,781,907
EMS Technologies Inc.(a)	193,951	3,613,307
Extreme Networks Inc.(a)	1,149,119	3,573,760
FiberTower Corp.(a)	643,364	2,727,863
Finisar Corp.(a)(b)	965,308	18,138,137
General Communication Inc. Class A(a)	605,337	6,035,210
GeoEye Inc.(a)	283,805	11,488,426
Global Crossing Ltd.(a)	385,900	4,962,674
Globalstar Inc.(a)(b)	890,168	1,548,892
Globecomm Systems Inc.(a)	273,381	2,288,199
Harmonic Inc.(a)	1,247,448	8,582,442
Hughes Communications Inc.(a)	113,482	3,092,385
Hypercom Corp.(a)	587,259	3,817,183
ICO Global Communications (Holdings) Ltd.(a)	1,198,949	1,966,276
IDT Corp. Class B(a)(b)	180,425	3,209,761
Infinera Corp.(a)	1,125,688	13,136,779
InterDigital Inc.(a)(b)	563,325	16,680,053
Iridium Communications Inc.(a)	442,494	3,778,899
Ixia(a)	416,376	5,163,062
Knology Inc.(a)	387,864	5,209,014
KVH Industries Inc.(a)	182,901	2,745,344
LogMeIn Inc.(a)	192,213	6,915,824
Loral Space & Communications Inc.(a)	139,092	7,260,602
MasTec Inc.(a)	683,249	7,051,130
Meru Networks Inc.(a)(b)	68,848	1,186,940
Motricity Inc.(a)	66,591	800,094
NETGEAR Inc.(a)	452,750	12,228,777
Network Equipment Technologies Inc.(a)	383,407	1,322,754
Neutral Tandem Inc.(a)	427,483	5,108,422

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
Newport Corp.(a)	469,673	$5,326,092
Novatel Wireless Inc.(a)(b)	398,463	3,139,888
NTELOS Holdings Corp.	379,223	6,416,453
Occam Networks Inc.(a)	160,420	1,256,089
Oclaro Inc.(a)	636,615	10,192,206
Oplink Communications Inc.(a)	248,630	4,932,819
Opnext Inc.(a)	553,408	868,851
PAETEC Holding Corp.(a)	1,626,315	6,684,155
Plantronics Inc.	619,074	20,912,320
Powerwave Technologies Inc.(a)(b)	1,690,879	3,077,400
Preformed Line Products Co.	27,940	974,268
Premiere Global Services Inc.(a)	777,262	5,503,015
RF Micro Devices Inc.(a)	3,443,225	21,141,401
SAVVIS Inc.(a)	483,186	10,185,561
Shenandoah Telecommunications Co.	306,689	5,572,539
ShoreTel Inc.(a)	573,650	2,845,304
Sonus Networks Inc.(a)	2,684,354	9,475,770
Sycamore Networks Inc.	247,183	8,011,201
Symmetricom Inc.(a)	558,612	3,195,261
Syniverse Holdings Inc.(a)	894,373	20,275,436
Tekelec(a)	876,874	11,364,287
TeleNav Inc.(a)	102,880	544,235
TESSCO Technologies Inc.	64,036	965,023
USA Mobility Inc.	281,625	4,514,449
UTStarcom Inc.(a)(b)	1,489,742	3,232,740
ViaSat Inc.(a)	425,633	17,497,773
Vonage Holdings Corp.(a)(b)	1,340,674	3,418,719

		548,876,119

TEXTILES – 0.11%
Culp Inc.(a)	112,875	1,106,175
G&K Services Inc. Class A	239,942	5,485,074
UniFirst Corp.	181,489	8,012,739

		14,603,988

TOYS, GAMES & HOBBIES – 0.11%
JAKKS Pacific Inc.(a)	357,152	6,300,162
LeapFrog Enterprises Inc.(a)	430,411	2,358,652
RC2 Corp.(a)	274,079	5,741,955

		14,400,769

TRANSPORTATION – 2.03%
Air Transport Services Group Inc.(a)	690,079	4,202,581
American Commercial Lines Inc.(a)(b)	114,756	3,199,397
Arkansas Best Corp.	326,525	7,911,701
Atlas Air Worldwide Holdings Inc.(a)	330,609	16,629,633
Baltic Trading Ltd.	208,713	2,297,930
Bristow Group Inc.(a)	460,468	16,613,685
CAI International Inc.(a)	126,989	1,926,423
Celadon Group Inc.(a)	256,636	3,544,143
DHT Maritime Inc.	619,816	2,559,840
Dynamex Inc.(a)	123,850	1,888,713
Eagle Bulk Shipping Inc.(a)	792,530	4,137,007
Echo Global Logistics Inc.(a)(b)	135,673	1,732,544
Excel Maritime Carriers Ltd.(a)(b)	507,199	2,850,458
Forward Air Corp.	371,898	9,669,348

Security	Shares	Value
Genco Shipping & Trading Ltd.(a)(b)	363,091	$5,787,671
General Maritime Corp.	1,008,892	4,953,660
Genesee & Wyoming Inc. Class A(a)	497,274	21,576,719
Golar LNG Ltd.	462,707	5,793,092
GulfMark Offshore Inc. Class A(a)	299,637	9,204,849
Heartland Express Inc.	647,849	9,633,515
Horizon Lines Inc. Class A(b)	388,124	1,630,121
Hub Group Inc. Class A(a)	478,161	13,990,991
International Shipholding Corp.	71,792	2,027,406
Knight Transportation Inc.	760,199	14,694,647
Knightsbridge Tankers Ltd.(b)	217,815	4,116,703
Marten Transport Ltd.	195,526	4,532,293
Nordic American Tanker Shipping Ltd.(b)	603,102	16,139,010
Old Dominion Freight Line Inc.(a)	535,996	13,625,018
Overseas Shipholding Group Inc.	327,897	11,253,425
P.A.M. Transportation Services Inc.(a)	58,695	738,383
Pacer International Inc.(a)	445,057	2,688,144
Patriot Transportation Holding Inc.(a)	18,548	1,300,771
PHI Inc.(a)	168,685	2,729,323
Quality Distribution Inc.(a)	126,977	808,843
RailAmerica Inc.(a)	294,142	2,832,587
Roadrunner Transportation Systems Inc.(a)	135,169	1,465,232
Saia Inc.(a)	202,000	3,015,860
Scorpio Tankers Inc.(a)	165,283	1,866,045
Ship Finance International Ltd.(b)	574,214	11,156,978
Teekay Tankers Ltd. Class A	350,447	4,559,315
Ultrapetrol (Bahamas) Ltd.(a)(b)	282,323	1,812,514
Universal Truckload Services Inc.(a)	74,536	1,167,234
USA Truck Inc.(a)	100,231	1,501,460
Werner Enterprises Inc.	551,593	11,302,141

		267,067,353

TRUCKING & LEASING – 0.20%
Aircastle Ltd.	656,459	5,566,772
AMERCO(a)	109,250	8,683,190
Greenbrier Companies Inc. (The)(a)	240,812	3,754,259
TAL International Group Inc.	214,255	5,189,256
Textainer Group Holdings Ltd.	121,124	3,238,856

		26,432,333

WATER – 0.32%
American States Water Co.	239,259	8,560,687
Artesian Resources Corp. Class A	80,110	1,527,698
California Water Service Group	253,372	9,362,095
Connecticut Water Service Inc.	108,375	2,595,581
Consolidated Water Co. Ltd.	184,903	1,752,881
Middlesex Water Co.	195,993	3,300,522
PICO Holdings Inc.(a)	290,524	8,675,047
SJW Corp.	164,466	4,050,798
York Water Co. (The)(b)	160,014	2,565,024

		42,390,333

TOTAL COMMON STOCKS (Cost: $16,646,555,087)		13,152,103,619

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

September 30, 2010

Security	Shares	Value
WARRANTS – 0.00%

ENERGY – ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	4,082	$0

		0
TELECOMMUNICATIONS – 0.00%
Lantronix Inc. (Expires 2/9/11)(a)(c)	1,219	0

		0

TOTAL WARRANTS (Cost: $0)		0

SHORT-TERM INVESTMENTS – 9.83%

MONEY MARKET FUNDS – 9.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%(d)(e)(f)	1,064,255,629	1,064,255,629
BlackRock Cash Funds: Prime, SL Agency Shares
0.29%(d)(e)(f)	215,713,876	215,713,876
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%(d)(e)	15,270,856	15,270,856

		1,295,240,361

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,295,240,361)		1,295,240,361

TOTAL INVESTMENTS IN SECURITIES – 109.68% (Cost: $17,941,795,448)		14,447,343,980

Other Assets, Less Liabilities – (9.68)%		(1,274,701,725)

NET ASSETS – 100.00%		$13,172,642,255

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares® Russell 2000 Growth Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 0.12%
APAC Customer Services Inc.(a)	181,011	$1,024,522
Harte-Hanks Inc.	219,827	2,565,381
		3,589,903

AEROSPACE & DEFENSE – 0.54%
AeroVironment Inc.(a)(b)	93,954	2,090,476
GenCorp Inc.(a)(b)	21,717	106,848
HEICO Corp.	166,384	7,593,766
Kaman Corp.	78,763	2,064,378
Orbital Sciences Corp.(a)	134,086	2,051,516
Teledyne Technologies Inc.(a)	56,480	2,249,034
		16,156,018

AGRICULTURE – 0.19%
Alico Inc.	7,019	163,122
Cadiz Inc.(a)(b)	69,128	709,253
Limoneira Co.	45,804	922,492
MGP Ingredients Inc.	8,709	68,366
Tejon Ranch Co.(a)	25,064	543,137
Vector Group Ltd.(b)	170,301	3,184,629
		5,590,999

AIRLINES – 0.16%
Alaska Air Group Inc.(a)	11,374	580,415
Allegiant Travel Co.(b)	86,317	3,652,936
Hawaiian Holdings Inc.(a)	68,975	413,160
		4,646,511

APPAREL – 2.95%
American Apparel Inc.(a)	26,073	32,070
Carter’s Inc.(a)	336,855	8,869,392
Cherokee Inc.	43,990	802,378
Crocs Inc.(a)	486,327	6,327,114
Deckers Outdoor Corp.(a)	219,431	10,962,773
Delta Apparel Inc.(a)	3,115	46,725
G-III Apparel Group Ltd.(a)	87,673	2,751,179
Gymboree Corp.(a)	155,026	6,439,780
Joe’s Jeans Inc.(a)	243,068	512,873
K-Swiss Inc. Class A(a)	75,929	968,095
Lacrosse Footwear Inc.	26,365	364,101
Liz Claiborne Inc.(a)(b)	536,761	3,263,507
Maidenform Brands Inc.(a)	130,328	3,759,963
Oxford Industries Inc.	78,530	1,867,443
Perry Ellis International Inc.(a)	3,570	78,004
R.G. Barry Corp.	48,146	495,422
SKECHERS U.S.A. Inc. Class A(a)(b)	196,548	4,616,912
Steven Madden Ltd.(a)	139,281	5,718,878
Timberland Co. Class A(a)	165,750	3,283,507
True Religion Apparel Inc.(a)(b)	144,528	3,084,228
Volcom Inc.(a)	109,624	2,096,011
Warnaco Group Inc. (The)(a)	251,878	12,878,522
Weyco Group Inc.	19,348	468,609

Security	Shares	Value
Wolverine World Wide Inc.	281,192	$8,157,380

		87,844,866

AUTO PARTS & EQUIPMENT – 1.55%
American Axle & Manufacturing Holdings Inc.(a)	338,705	3,055,119
Amerigon Inc. Class A(a)	122,297	1,259,659
ArvinMeritor Inc.(a)	533,413	8,289,238
ATC Technology Corp.(a)	44,103	1,091,108
Cooper Tire & Rubber Co.	347,123	6,814,024
Dana Holding Corp.(a)	734,209	9,045,455
Dorman Products Inc.(a)	64,313	1,982,127
Exide Technologies Inc.(a)	104,950	502,710
Fuel Systems Solutions Inc.(a)	76,906	3,007,794
Standard Motor Products Inc.	25,766	271,316
Superior Industries International Inc.	32,120	555,034
Tenneco Inc.(a)	338,751	9,813,616
Titan International Inc.	31,201	423,398
		46,110,598

BANKS – 0.57%
Arrow Financial Corp.	3,133	78,576
Bank of the Ozarks Inc.	10,022	371,716
Bridge Bancorp Inc.(b)	11,774	294,232
First Financial Bankshares Inc.	51,905	2,439,016
S.Y. Bancorp Inc.	9,921	246,239
Signature Bank(a)	231,891	9,006,646
Suffolk Bancorp	15,891	402,360
TrustCo Bank Corp. NY	22,826	126,913
Westamerica Bancorporation	73,774	4,019,945
		16,985,643

BEVERAGES – 0.26%
Boston Beer Co. Inc. (The) Class A(a)	49,097	3,283,116
Coca-Cola Bottling Co. Consolidated	23,951	1,267,727
Farmer Bros. Co.	2,446	39,136
National Beverage Corp.	63,411	887,754
Peet’s Coffee & Tea Inc.(a)	66,686	2,282,662
		7,760,395

BIOTECHNOLOGY – 3.51%
Acorda Therapeutics Inc.(a)	219,526	7,248,749
Affymax Inc.(a)	116,374	692,425
Affymetrix Inc.(a)	41,048	187,179
AMAG Pharmaceuticals Inc.(a)	119,347	2,053,962
Arena Pharmaceuticals Inc.(a)(b)	637,842	1,001,412
ARIAD Pharmaceuticals Inc.(a)	628,763	2,401,875
ArQule Inc.(a)	236,087	1,215,848
AspenBio Pharma Inc.(a)(b)	195,419	99,664
AVEO Pharmaceuticals Inc.(a)	52,454	584,338
BioCryst Pharmaceuticals Inc.(a)(b)	164,819	814,206
BioMimetic Therapeutics Inc.(a)	102,414	1,167,520
BioSante Pharmaceuticals Inc.(a)(b)	396,623	666,327
Biotime Inc.(a)(b)	120,735	573,491
Celera Corp.(a)	36,960	249,110
Celldex Therapeutics Inc.(a)(b)	181,445	725,780
CryoLife Inc.(a)	16,061	97,490

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Curis Inc.(a)	427,471	$585,635
Cytokinetics Inc.(a)	242,319	639,722
Cytori Therapeutics Inc.(a)(b)	233,339	1,141,028
CytRx Corp.(a)	615,009	461,195
Enzo Biochem Inc.(a)	168,539	640,448
Enzon Pharmaceuticals Inc.(a)	174,738	1,965,802
Exact Sciences Corp.(a)	201,098	1,455,950
Exelixis Inc.(a)	331,677	1,300,174
Genomic Health Inc.(a)(b)	79,737	1,065,286
Geron Corp.(a)(b)	558,153	3,086,586
Halozyme Therapeutics Inc.(a)	407,614	3,142,704
ImmunoGen Inc.(a)	384,978	2,413,812
Immunomedics Inc.(a)(b)	373,613	1,203,034
Incyte Corp.(a)(b)	498,627	7,973,046
Inhibitex Inc.(a)	279,983	503,969
Inovio Pharmaceuticals Inc.(a)	273,366	341,707
Integra LifeSciences Holdings Corp.(a)	119,488	4,714,996
InterMune Inc.(a)	258,158	3,516,112
Lexicon Pharmaceuticals Inc.(a)	379,188	606,701
Maxygen Inc.(a)	16,974	98,279
Micromet Inc.(a)(b)	459,741	3,089,460
Momenta Pharmaceuticals Inc.(a)	228,355	3,436,743
Nanosphere Inc.(a)	96,022	482,991
Nektar Therapeutics(a)	533,293	7,876,738
Neuralstem Inc.(a)(b)	259,289	653,408
Novavax Inc.(a)	513,806	1,125,235
NuPathe Inc.(a)	16,388	118,157
Nymox Pharmaceutical Corp.(a)	92,683	330,878
Omeros Corp.(a)(b)	105,900	772,011
Optimer Pharmaceuticals Inc.(a)	189,614	1,738,760
Orexigen Therapeutics Inc.(a)(b)	171,588	1,017,517
PDL BioPharma Inc.	792,526	4,168,687
Peregrine Pharmaceuticals Inc.(a)	310,368	450,034
RTI Biologics Inc.(a)	18,675	49,115
Sangamo BioSciences Inc.(a)(b)	255,515	876,416
Savient Pharmaceuticals Inc.(a)	382,789	8,754,384
Seattle Genetics Inc.(a)	473,905	7,359,745
Sequenom Inc.(a)	427,389	2,995,997
StemCells Inc.(a)(b)	677,059	561,959
SuperGen Inc.(a)	23,440	48,990
Transcept Pharmaceuticals Inc.(a)	21,855	152,329
Vical Inc.(a)	319,198	711,812
ZIOPHARM Oncology Inc.(a)	277,549	1,040,809

		104,447,737

BUILDING MATERIALS – 0.41%
AAON Inc.	70,295	1,653,338
American DG Energy Inc.(a)(b)	77,862	232,029
Broadwind Energy Inc.(a)(b)	131,991	246,823
Builders FirstSource Inc.(a)	41,563	94,764
Drew Industries Inc.(a)	40,301	840,679
Interline Brands Inc.(a)	16,655	300,456
NCI Building Systems Inc.(a)	111,025	1,058,068
PGT Inc.(a)	32,191	73,396
Quanex Building Products Corp.	44,937	776,062
Simpson Manufacturing Co. Inc.	209,267	5,394,903
Trex Co. Inc.(a)	87,761	1,673,602

		12,344,120

Security	Shares	Value
CHEMICALS – 2.06%
A. Schulman Inc.	9,444	$190,297
Arch Chemicals Inc.	77,807	2,730,248
Balchem Corp.	160,224	4,944,513
Codexis Inc.(a)	34,531	331,498
Ferro Corp.(a)	213,957	2,757,906
H.B. Fuller Co.	19,032	378,166
Hawkins Inc.	40,969	1,451,122
Innophos Holdings Inc.	31,031	1,027,126
KMG Chemicals Inc.	29,425	414,598
Kraton Performance Polymers Inc.(a)	54,362	1,475,928
Landec Corp.(a)	24,866	154,418
Minerals Technologies Inc.	8,342	491,511
NewMarket Corp.	58,576	6,658,920
NL Industries Inc.	12,392	112,519
Olin Corp.	260,713	5,255,974
OMNOVA Solutions Inc.(a)	253,960	1,825,972
PolyOne Corp.(a)	368,293	4,452,662
Quaker Chemical Corp.	46,235	1,505,411
Rockwood Holdings Inc.(a)	219,495	6,907,508
Solutia Inc.(a)	688,234	11,025,509
Spartech Corp.(a)	80,925	664,394
Stepan Co.	44,267	2,616,622
W.R. Grace & Co.(a)	65,296	1,824,370
Zep Inc.	123,466	2,153,247

		61,350,439

COAL – 0.13%
Cloud Peak Energy Inc.(a)	36,114	659,081
Hallador Energy Co.	18,751	218,074
James River Coal Co.(a)	127,590	2,236,653
L&L Energy Inc.(a)(b)	99,767	800,131

		3,913,939

COMMERCIAL SERVICES – 8.45%
ABM Industries Inc.	79,986	1,726,898
Accretive Health Inc.(a)	65,641	710,892
Administaff Inc.	123,461	3,324,805
Advance America Cash Advance Centers Inc.	37,531	151,250
Advisory Board Co. (The)(a)	87,854	3,878,754
American Public Education Inc.(a)	104,535	3,435,020
AMN Healthcare Services Inc.(a)	82,289	422,965
Arbitron Inc.	151,191	4,228,812
Avis Budget Group Inc.(a)	582,002	6,780,323
Barrett Business Services Inc.	30,045	456,384
Bowne & Co. Inc.	169,940	1,925,420
Bridgepoint Education Inc.(a)(b)	110,662	1,710,835
Capella Education Co.(a)	95,075	7,379,722
Cardtronics Inc.(a)	153,254	2,364,709
Cass Information Systems Inc.	47,798	1,639,949
CBIZ Inc.(a)	136,938	812,042
CDI Corp.	9,952	128,580
Cenveo Inc.(a)	312,308	1,570,909
Chemed Corp.	129,463	7,375,507
Coinstar Inc.(a)(b)	179,824	7,730,634
Compass Diversified Holdings	19,351	312,712
Consolidated Graphics Inc.(a)	52,958	2,195,109
Corinthian Colleges Inc.(a)	501,080	3,517,582

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Corporate Executive Board Co. (The)	194,198	$6,128,889
CorVel Corp.(a)	39,626	1,682,124
CoStar Group Inc.(a)(b)	117,265	5,711,978
CPI Corp.	29,551	764,780
CRA International Inc.(a)	10,751	194,056
Deluxe Corp.	273,527	5,232,572
Diamond Management & Technology Consultants Inc.	131,721	1,646,513
Dollar Financial Corp.(a)	138,407	2,888,554
Dollar Thrifty Automotive Group Inc.(a)	162,418	8,143,639
ExlService Holdings Inc.(a)	86,462	1,681,686
Exponent Inc.(a)	74,264	2,494,528
Forrester Research Inc.(a)	82,956	2,744,184
Franklin Covey Co.(a)	73,840	587,028
GEO Group Inc. (The)(a)	191,510	4,471,759
Global Cash Access Inc.(a)	254,803	1,039,596
Grand Canyon Education Inc.(a)	176,176	3,863,540
Great Lakes Dredge & Dock Corp.	116,156	674,866
Hackett Group Inc. (The)(a)	100,385	414,590
Healthcare Services Group Inc.	248,121	5,654,678
Heartland Payment Systems Inc.	215,067	3,273,320
Heidrick & Struggles International Inc.	8,451	164,625
Hill International Inc.(a)	34,864	156,191
HMS Holdings Corp.(a)	153,967	9,074,815
Hudson Highland Group Inc.(a)	181,924	625,819
Huron Consulting Group Inc.(a)	39,434	867,154
ICF International Inc.(a)	33,081	829,341
K12 Inc.(a)(b)	142,695	4,142,436
Kelly Services Inc. Class A(a)	16,304	191,246
Kendle International Inc.(a)	5,173	48,212
Kenexa Corp.(a)	128,547	2,252,143
Kforce Inc.(a)	174,468	2,393,701
Korn/Ferry International(a)	15,193	251,292
Landauer Inc.	53,403	3,344,630
Learning Tree International Inc.	35,212	356,345
LECG Corp.(a)	17,856	19,642
Lincoln Educational Services Corp.(a)	93,657	1,349,597
MAXIMUS Inc.	98,997	6,096,235
McGrath RentCorp	55,836	1,337,272
Medifast Inc.(a)	76,830	2,084,398
MedQuist Inc.(a)	64,630	566,159
Michael Baker Corp.(a)	5,497	181,181
Midas Inc.(a)	80,586	613,259
Monro Muffler Brake Inc.	112,483	5,186,591
Multi-Color Corp.	3,570	54,978
National American University Holdings Inc.	43,981	295,552
National Research Corp.	9,930	258,974
Navigant Consulting Inc.(a)	66,141	769,220
On Assignment Inc.(a)	21,717	114,014
PAREXEL International Corp.(a)	330,909	7,653,925
PDI Inc.(a)	40,537	354,293
Pre-Paid Legal Services Inc.(a)(b)	42,652	2,665,323
Princeton Review Inc. (The)(a)	105,118	214,441
Prospect Medical Holdings Inc.(a)	25,617	217,745
Providence Service Corp. (The)(a)	73,507	1,204,780
Resources Connection Inc.	263,423	3,624,700
Rollins Inc.	243,219	5,686,460
Rural/Metro Corp.(a)	108,688	924,935
Saba Software Inc.(a)(b)	158,188	860,543
Senomyx Inc.(a)	219,940	875,361
SFN Group Inc.(a)	39,612	238,068
Sotheby’s	380,209	13,999,295

Security	Shares	Value
Standard Parking Corp.(a)	88,000	$1,504,800
Steiner Leisure Ltd.(a)	84,107	3,204,477
SuccessFactors Inc.(a)(b)	356,769	8,958,470
Team Health Holdings Inc.(a)	86,925	1,122,202
Team Inc.(a)	8,006	137,783
TeleTech Holdings Inc.(a)	162,728	2,414,884
TNS Inc.(a)	147,735	2,504,108
Transcend Services Inc.(a)(b)	51,641	787,525
TrueBlue Inc.(a)	158,238	2,159,949
Universal Technical Institute Inc.	119,451	2,335,267
Valassis Communications Inc.(a)	282,569	9,576,263
Viad Corp.	15,393	297,701
VirnetX Holding Corp.	200,431	2,942,327
Volt Information Sciences Inc.(a)	78,937	568,346
Wright Express Corp.(a)	219,934	7,853,843

		251,585,529

COMPUTERS – 3.94%
3D Systems Corp.(a)(b)	103,356	1,623,723
Agilysys Inc.(a)	4,888	31,772
CACI International Inc. Class A(a)	12,337	558,373
Compellent Technologies Inc.(a)	132,360	2,406,305
Computer Task Group Inc.(a)	56,469	431,423
Cray Inc.(a)	86,369	570,035
Digimarc Corp.(a)	38,145	894,882
Echelon Corp.(a)(b)	187,247	1,600,962
Fortinet Inc.(a)	238,019	5,950,475
Furmanite Corp.(a)	184,832	901,980
iGATE Corp.	134,401	2,438,034
Immersion Corp.(a)	159,843	944,672
Insight Enterprises Inc.(a)	62,005	969,758
Integral Systems Inc.(a)	6,662	49,166
Isilon Systems Inc.(a)(b)	151,535	3,376,200
Jack Henry & Associates Inc.	483,964	12,341,082
Limelight Networks Inc.(a)	214,300	1,260,084
LivePerson Inc.(a)	252,790	2,123,436
Magma Design Automation Inc.(a)	337,617	1,249,183
Manhattan Associates Inc.(a)	129,011	3,786,473
Maxwell Technologies Inc.(a)	149,935	2,190,550
Mentor Graphics Corp.(a)	262,271	2,772,204
Mercury Computer Systems Inc.(a)	15,628	188,005
MTS Systems Corp.	92,982	2,882,442
NCI Inc. Class A(a)	37,594	711,278
Netezza Corp.(a)	288,952	7,787,256
NetScout Systems Inc.(a)	173,691	3,562,402
Quantum Corp.(a)	1,108,345	2,349,691
Radiant Systems Inc.(a)	187,470	3,205,737
RadiSys Corp.(a)	99,505	937,337
RealD Inc.(a)	38,029	703,156
Riverbed Technology Inc.(a)	357,710	16,304,422
Sigma Designs Inc.(a)	26,251	301,624
Silicon Graphics International Corp.(a)	11,934	92,608
SMART Modular Technologies (WWH) Inc.(a)	177,969	1,073,153
Spansion Inc.(a)	73,348	1,098,020
SRA International Inc. Class A(a)	19,923	392,882
STEC Inc.(a)(b)	231,711	2,884,802
Stratasys Inc.(a)	116,523	3,230,018
Stream Global Services Inc.(a)(b)	18,114	73,362
Super Micro Computer Inc.(a)	138,720	1,441,301

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Sykes Enterprises Inc.(a)	26,337	$357,656
Synaptics Inc.(a)(b)	192,403	5,414,220
Syntel Inc.	74,690	3,323,705
Tier Technologies Inc. Class B(a)	37,177	205,961
Tyler Technologies Inc.(a)	175,782	3,543,765
Unisys Corp.(a)	97,948	2,732,749
Virtusa Corp.(a)	41,103	398,288
Wave Systems Corp. Class A(a)(b)	455,758	1,020,898
Xyratex Ltd.(a)	171,353	2,542,879

		117,230,389

COSMETICS & PERSONAL CARE – 0.06%
Inter Parfums Inc.	81,352	1,430,982
Revlon Inc. Class A(a)	29,332	370,170

		1,801,152

DISTRIBUTION & WHOLESALE – 1.39%
Beacon Roofing Supply Inc.(a)	258,736	3,769,783
BlueLinx Holdings Inc.(a)	64,651	257,957
BMP Sunstone Corp.(a)(b)	29,250	222,300
Brightpoint Inc.(a)	400,137	2,796,958
Chindex International Inc.(a)	32,999	498,615
Core-Mark Holding Co. Inc.(a)	8,105	250,931
Houston Wire & Cable Co.	100,446	1,007,473
MWI Veterinary Supply Inc.(a)	69,725	4,024,527
Owens & Minor Inc.	282,273	8,033,490
Pool Corp.	280,783	5,635,315
Rentrak Corp.(a)	53,090	1,341,584
United Stationers Inc.(a)	86,666	4,637,498
Watsco Inc.	157,812	8,786,972

		41,263,403

DIVERSIFIED FINANCIAL SERVICES – 1.64%
Artio Global Investors Inc. Class A	142,590	2,181,627
BGC Partners Inc. Class A(b)	324,254	1,935,796
Cohen & Steers Inc.(b)	79,890	1,733,613
CompuCredit Holdings Corp.	7,683	37,032
Credit Acceptance Corp.(a)(b)	31,900	1,931,864
Diamond Hill Investment Group Inc.	12,659	924,107
Duff & Phelps Corp. Class A	154,974	2,087,500
Encore Capital Group Inc.(a)	54,506	982,198
Epoch Holding Corp.	68,862	886,942
Evercore Partners Inc. Class A	84,189	2,408,647
Financial Engines Inc.(a)	73,224	972,415
GAMCO Investors Inc. Class A	23,939	922,370
GFI Group Inc.	219,984	1,020,726
Gleacher & Co. Inc.(a)	217,815	350,682
Higher One Holdings Inc.(a)	40,135	661,826
JMP Group Inc.	7,156	43,652
KBW Inc.	136,425	3,492,480
Ladenburg Thalmann Financial Services Inc.(a)(b)	518,629	529,001
MarketAxess Holdings Inc.	157,144	2,668,305
Nelnet Inc. Class A	12,944	296,159
NewStar Financial Inc.(a)	11,795	87,401
optionsXpress Holdings Inc.(a)	239,917	3,685,125
Portfolio Recovery Associates Inc.(a)(b)	96,190	6,218,683
Pzena Investment Management Inc. Class A	43,060	295,822

Security	Shares	Value
Rodman & Renshaw Capital Group Inc.(a)	81,951	$176,195
Stifel Financial Corp.(a)	175,810	8,138,245
Teton Advisors Inc. Class B(c)	263	2,367
TradeStation Group Inc.(a)	58,910	387,628
Virtus Investment Partners Inc.(a)	26,601	804,946
Westwood Holdings Group Inc.	30,614	1,035,672
World Acceptance Corp.(a)	46,310	2,045,050

		48,944,076

ELECTRIC – 0.14%
Ameresco Inc. Class A(a)	25,259	300,582
EnerNOC Inc.(a)(b)	111,867	3,513,743
Otter Tail Corp.	11,506	234,607

		4,048,932

ELECTRICAL COMPONENTS & EQUIPMENT – 1.79%
A123 Systems Inc.(a)(b)	412,839	3,703,166
Advanced Battery Technologies Inc.(a)(b)	220,102	790,166
Advanced Energy Industries Inc.(a)	129,921	1,696,768
American Superconductor Corp.(a)(b)	254,305	7,908,886
Belden Inc.	265,062	6,992,336
Capstone Turbine Corp.(a)(b)	1,371,246	1,058,739
Coleman Cable Inc.(a)	42,901	256,977
Energy Conversion Devices Inc.(a)	55,693	279,579
EnerSys Inc.(a)	78,338	1,956,100
Generac Holdings Inc.(a)	39,393	537,321
GrafTech International Ltd.(a)	682,875	10,673,336
Graham Corp.	55,636	863,471
Insteel Industries Inc.	5,077	45,591
Littelfuse Inc.(a)	106,702	4,662,877
Power-One Inc.(a)(b)	397,793	3,615,938
PowerSecure International Inc.(a)	103,754	960,762
SatCon Technology Corp.(a)	405,854	1,526,011
Universal Display Corp.(a)(b)	171,092	4,020,662
Vicor Corp.	110,536	1,614,931

		53,163,617

ELECTRONICS – 2.88%
American Science and Engineering Inc.	51,122	3,765,135
Analogic Corp.	52,372	2,350,455
Applied Energetics Inc.(a)(b)	442,742	495,871
Badger Meter Inc.	85,153	3,446,994
Ballantyne Strong Inc.(a)	80,436	695,771
Bel Fuse Inc. Class B	3,267	68,019
Benchmark Electronics Inc.(a)	31,483	516,321
Checkpoint Systems Inc.(a)	88,710	1,805,249
Cogent Inc.(a)	75,035	798,372
Coherent Inc.(a)	98,912	3,957,469
CTS Corp.	56,550	544,011
Cubic Corp.	38,268	1,561,335
Cymer Inc.(a)	41,580	1,541,787
Daktronics Inc.	36,909	362,446
DDi Corp.	75,039	693,360
Dionex Corp.(a)	99,916	8,636,739
Electro Scientific Industries Inc.(a)	14,686	163,162
FARO Technologies Inc.(a)	91,604	1,997,883
FEI Co.(a)	58,703	1,148,818

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2010

Security	Shares	Value
ICx Technologies Inc.(a)	9,414	$71,076
II-VI Inc.(a)	142,486	5,319,002
Keithley Instruments Inc.	63,762	1,371,521
LaBarge Inc.(a)	59,131	738,546
Methode Electronics Inc.	122,792	1,114,951
Multi-Fineline Electronix Inc.(a)	51,993	1,143,326
NVE Corp.(a)	26,712	1,149,417
OSI Systems Inc.(a)	68,573	2,490,571
OYO Geospace Corp.(a)	21,470	1,242,684
Park Electrochemical Corp.	72,143	1,900,247
Plexus Corp.(a)	228,795	6,715,133
Rofin-Sinar Technologies Inc.(a)	73,024	1,853,349
Rogers Corp.(a)	29,900	941,252
Sanmina-SCI Corp.(a)	451,697	5,456,500
Sonic Solutions Inc.(a)(b)	144,440	1,643,727
Spectrum Control Inc.(a)	27,065	398,397
SRS Labs Inc.(a)	66,627	622,296
Stoneridge Inc.(a)	86,532	909,451
Taser International Inc.(a)(b)	354,229	1,374,409
Technitrol Inc.	233,191	1,028,372
TTM Technologies Inc.(a)	106,019	1,037,926
UQM Technologies Inc.(a)	203,941	522,089
Viasystems Group Inc.(a)	17,710	269,192
Watts Water Technologies Inc. Class A	15,655	533,053
Woodward Governor Co.	345,626	11,205,195
Zygo Corp.(a)	15,645	153,321

		85,754,200

ENERGY – ALTERNATE SOURCES – 0.33%
Clean Energy Fuels Corp.(a)(b)	227,528	3,233,173
Comverge Inc.(a)(b)	143,273	1,126,126
Ener1 Inc.(a)(b)	345,078	1,269,887
FuelCell Energy Inc.(a)(b)	537,039	660,558
GT Solar International Inc.(a)(b)	354,869	2,970,253
Hoku Corp.(a)	7,920	21,622
Syntroleum Corp.(a)(b)	391,175	731,497

		10,013,116

ENGINEERING & CONSTRUCTION – 0.28%
Argan Inc.(a)	7,982	74,632
Insituform Technologies Inc. Class A(a)	191,840	4,638,691
Mistras Group Inc.(a)	81,536	944,187
MYR Group Inc.(a)	16,245	266,256
Orion Marine Group Inc.(a)	152,741	1,895,516
VSE Corp.	12,216	430,858

		8,250,140

ENTERTAINMENT – 0.44%
Carmike Cinemas Inc.(a)(b)	31,611	275,648
Churchill Downs Inc.	10,231	365,451
Empire Resorts Inc.(a)	139,053	154,349
Isle of Capri Casinos Inc.(a)	6,655	47,650
Lions Gate Entertainment Corp.(a)	275,474	2,024,734
National CineMedia Inc.	300,656	5,381,742
Pinnacle Entertainment Inc.(a)	21,456	239,234
Scientific Games Corp. Class A(a)	188,010	1,823,697
Shuffle Master Inc.(a)	304,338	2,559,483

Security	Shares	Value
Warner Music Group Corp.(a)	78,036	$351,162

		13,223,150

ENVIRONMENTAL CONTROL – 1.04%
Calgon Carbon Corp.(a)	319,253	4,629,169
Casella Waste Systems Inc. Class A(a)	142,104	596,837
Clean Harbors Inc.(a)	130,834	8,864,003
Darling International Inc.(a)	348,558	2,969,714
Energy Recovery Inc.(a)(b)	208,411	748,195
Met-Pro Corp.	5,912	59,652
Mine Safety Appliances Co.	110,895	3,005,255
Rentech Inc.(a)	1,220,933	1,203,840
Tetra Tech Inc.(a)	350,824	7,356,779
US Ecology Inc.	96,599	1,545,584

		30,979,028

FOOD – 1.35%
Arden Group Inc. Class A	6,711	553,658
B&G Foods Inc. Class A	150,113	1,639,234
Bridgford Foods Corp.	9,736	124,913
Cal-Maine Foods Inc.	72,441	2,099,340
Calavo Growers Inc.	62,377	1,352,333
Diamond Foods Inc.	123,872	5,077,513
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	50,841	201,330
J&J Snack Foods Corp.	76,405	3,203,662
Lance Inc.	147,002	3,131,143
Lifeway Foods Inc.(a)(b)	26,813	282,073
M&F Worldwide Corp.(a)	3,007	73,220
Pilgrim’s Pride Corp.(a)	120,612	677,839
Ruddick Corp.	130,315	4,519,324
Sanderson Farms Inc.	114,974	4,977,224
Smart Balance Inc.(a)	162,812	631,711
Tootsie Roll Industries Inc.	123,215	3,065,589
United Natural Foods Inc.(a)	244,889	8,115,622
Village Super Market Inc. Class A	17,086	477,383

		40,203,111

FOREST PRODUCTS & PAPER – 0.75%
Cellu Tissue Holdings Inc.(a)	36,960	440,933
Clearwater Paper Corp.(a)	48,233	3,669,567
Deltic Timber Corp.	60,966	2,731,277
Neenah Paper Inc.	41,030	623,656
Potlatch Corp.(b)	118,321	4,022,914
Rock-Tenn Co. Class A	75,653	3,768,276
Schweitzer-Mauduit International Inc.	104,084	6,069,138
Verso Paper Corp.(a)	83,865	241,531
Wausau Paper Corp.(a)	36,957	306,373
Xerium Technologies Inc.(a)	34,504	454,763

		22,328,428

GAS – 0.05%
South Jersey Industries Inc.	29,820	1,475,195

		1,475,195

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2010

Security	Shares	Value

HAND & MACHINE TOOLS – 0.48%
Baldor Electric Co.	249,852	$10,094,021
Franklin Electric Co. Inc.	121,402	4,025,690
Thermadyne Holdings Corp.(a)	3,020	42,673

		14,162,384

HEALTH CARE – PRODUCTS – 6.35%
Abaxis Inc.(a)	125,205	2,892,236
ABIOMED Inc.(a)	177,130	1,879,349
Accuray Inc.(a)	289,943	1,803,445
AGA Medical Holdings Inc.(a)(b)	77,151	1,077,028
Align Technology Inc.(a)(b)	335,912	6,577,157
Alphatec Holdings Inc.(a)	223,507	476,070
American Medical Systems Holdings Inc.(a)	427,399	8,368,472
Arthrocare Corp.(a)	153,196	4,163,867
Atrion Corp.	8,896	1,401,209
Bruker Corp.(a)	411,650	5,775,450
Caliper Life Sciences Inc.(a)	254,766	1,016,516
CardioNet Inc.(a)	34,013	153,399
Cepheid Inc.(a)(b)	336,779	6,301,135
Cerus Corp.(a)(b)	220,644	847,273
Clinical Data Inc.(a)(b)	66,769	1,126,393
Conceptus Inc.(a)(b)	176,409	2,425,624
Cutera Inc.(a)	5,120	41,472
Cyberonics Inc.(a)	157,814	4,210,478
Delcath Systems Inc.(a)(b)	248,470	1,793,953
DexCom Inc.(a)	326,262	4,313,184
Endologix Inc.(a)	276,657	1,261,556
Exactech Inc.(a)	32,350	527,952
Female Health Co. (The)	101,872	524,641
Haemonetics Corp.(a)	142,452	8,337,716
Hanger Orthopedic Group Inc.(a)	75,285	1,094,644
Hansen Medical Inc.(a)(b)	238,584	341,175
HeartWare International Inc.(a)	53,135	3,653,563
ICU Medical Inc.(a)	15,738	586,870
Immucor Inc.(a)	396,234	7,857,320
Insulet Corp.(a)	228,122	3,225,645
Invacare Corp.	9,714	257,518
IRIS International Inc.(a)	92,417	887,203
Kensey Nash Corp.(a)	41,323	1,193,821
LCA-Vision Inc.(a)	106,786	594,798
Luminex Corp.(a)	213,038	3,408,608
MAKO Surgical Corp.(a)(b)	145,217	1,391,179
Masimo Corp.	294,286	8,036,951
MELA Sciences Inc.(a)(b)	143,618	936,389
Merge Healthcare Inc.(a)	294,614	854,381
Meridian Bioscience Inc.	230,886	5,051,786
Merit Medical Systems Inc.(a)	145,183	2,306,958
Metabolix Inc.(a)(b)	151,798	1,909,619
Microvision Inc.(a)(b)	502,551	1,100,587
Natus Medical Inc.(a)	162,129	2,362,220
NuVasive Inc.(a)(b)	221,945	7,799,147
NxStage Medical Inc.(a)	130,811	2,498,490
OraSure Technologies Inc.(a)	263,382	1,066,697
Orthofix International NV(a)	100,214	3,148,724
Orthovita Inc.(a)	375,922	853,343
Palomar Medical Technologies Inc.(a)	60,548	625,461
PSS World Medical Inc.(a)	324,092	6,929,087
PURE Bioscience(a)	196,564	454,063

Security	Shares	Value
Quidel Corp.(a)(b)	122,866	$1,350,297
Rochester Medical Corp.(a)	52,971	577,914
Sirona Dental Systems Inc.(a)	189,778	6,839,599
Solta Medical Inc.(a)	101,356	202,712
SonoSite Inc.(a)	82,893	2,777,744
Spectranetics Corp.(a)	187,479	1,016,136
Staar Surgical Co.(a)	197,242	1,067,079
Stereotaxis Inc.(a)(b)	161,716	669,504
Steris Corp.	318,943	10,595,286
SurModics Inc.(a)(b)	57,330	683,374
Syneron Medical Ltd.(a)	47,961	475,773
Synovis Life Technologies Inc.(a)	64,004	956,860
TomoTherapy Inc.(a)	91,349	321,548
Unilife Corp.(a)(b)	273,883	1,651,514
Vascular Solutions Inc.(a)	95,284	1,093,860
Vital Images Inc.(a)	59,357	785,293
Volcano Corp.(a)	285,747	7,423,707
West Pharmaceutical Services Inc.	188,529	6,468,430
Wright Medical Group Inc.(a)	138,655	1,998,019
Young Innovations Inc.	10,979	314,109
Zoll Medical Corp.(a)	121,905	3,933,874

		188,924,454

HEALTH CARE – SERVICES – 1.60%
Air Methods Corp.(a)	63,382	2,635,423
Alliance Healthcare Services Inc.(a)	155,948	714,242
Allied Healthcare International Inc.(a)	19,003	47,507
Almost Family Inc.(a)	46,473	1,376,995
Amedisys Inc.(a)	162,222	3,860,884
America Service Group Inc.	50,757	755,264
American Dental Partners Inc.(a)	5,500	66,330
AMERIGROUP Corp.(a)	38,163	1,620,783
Bio-Reference Laboratories Inc.(a)	136,088	2,838,796
Continucare Corp.(a)	124,746	523,933
Emeritus Corp.(a)(b)	113,282	1,932,591
Ensign Group Inc. (The)	77,148	1,384,807
Genoptix Inc.(a)	99,493	1,412,801
Gentiva Health Services Inc.(a)	55,341	1,209,201
HealthSouth Corp.(a)(b)	500,456	9,608,755
IPC The Hospitalist Co. Inc.(a)(b)	92,297	2,521,554
LHC Group Inc.(a)(b)	88,661	2,056,048
Metropolitan Health Networks Inc.(a)	225,366	856,391
Molina Healthcare Inc.(a)	51,428	1,388,042
Neostem Inc.(a)(b)	152,874	310,334
Psychiatric Solutions Inc.(a)	237,280	7,960,744
RehabCare Group Inc.(a)	25,365	512,880
Sunrise Senior Living Inc.(a)	318,201	1,091,429
U.S. Physical Therapy Inc.(a)	54,400	909,568

		47,595,302

HOLDING COMPANIES – DIVERSIFIED – 0.07%
Heckmann Corp.(a)	503,735	1,964,567
Primoris Services Corp.(b)	13,715	89,696

		2,054,263

HOME BUILDERS – 0.07%
Cavco Industries Inc.(a)	7,327	263,113

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Winnebago Industries Inc.(a)(b)	165,548	$1,725,010

		1,988,123

HOME FURNISHINGS – 0.39%
American Woodmark Corp.	3,507	62,179
DTS Inc.(a)	98,798	3,771,120
Ethan Allen Interiors Inc.	47,878	835,950
La-Z-Boy Inc.(a)	32,080	270,755
Sealy Corp.(a)(b)	104,230	254,321
TiVo Inc.(a)	654,512	5,929,879
Universal Electronics Inc.(a)	29,157	607,923

		11,732,127

HOUSEHOLD PRODUCTS & WARES – 0.19%
American Greetings Corp. Class A	13,905	258,494
Blyth Inc.	8,048	331,899
Ennis Inc.	30,112	538,704
Kid Brands Inc.(a)	14,407	123,900
Oil-Dri Corp. of America	4,906	105,528
Standard Register Co. (The)	101,189	295,472
Summer Infant Inc.(a)	60,645	474,244
WD-40 Co.	89,486	3,402,258

		5,530,499

HOUSEWARES – 0.10%
National Presto Industries Inc.	27,254	2,901,733

		2,901,733

INSURANCE – 0.21%
CNO Financial Group Inc.(a)	103,939	575,822
Crawford & Co. Class B(a)	134,350	326,471
eHealth Inc.(a)	134,008	1,731,383
First American Financial Corp.	35,683	533,104
Life Partners Holdings Inc.(b)	36,712	698,629
Tower Group Inc.	104,030	2,429,101

		6,294,510

INTERNET – 5.49%
1-800-FLOWERS.COM Inc.(a)	10,009	18,917
AboveNet Inc.(a)	127,988	6,666,895
Ancestry.com Inc.(a)	107,542	2,447,656
Archipelago Learning Inc.(a)	66,388	794,664
Ariba Inc.(a)	509,722	9,633,746
Art Technology Group Inc.(a)	893,143	3,688,681
Blue Coat Systems Inc.(a)	235,857	5,674,719
Blue Nile Inc.(a)(b)	71,761	3,192,647
BroadSoft Inc.(a)	32,386	280,463
Cogent Communications Group Inc.(a)	254,481	2,409,935
comScore Inc.(a)	128,888	3,031,446
Constant Contact Inc.(a)(b)	161,471	3,460,324
DealerTrack Holdings Inc.(a)	192,017	3,279,650
Dice Holdings Inc.(a)	89,809	761,580
Digital River Inc.(a)	28,236	961,153
Drugstore.com Inc.(a)	525,855	1,009,642
ePlus Inc.(a)	981	21,042

Security	Shares	Value
eResearchTechnology Inc.(a)	277,808	$2,078,004
Global Sources Ltd.(a)	123,092	929,345
GSI Commerce Inc.(a)	376,164	9,291,251
Health Grades Inc.(a)	143,547	1,175,650
InfoSpace Inc.(a)	25,931	224,562
Internet Brands Inc. Class A(a)	38,699	513,923
Internet Capital Group Inc.(a)	15,055	166,057
IntraLinks Holdings Inc.(a)	47,574	804,476
j2 Global Communications Inc.(a)	177,979	4,234,120
Keynote Systems Inc.	8,986	104,417
KIT Digital Inc.(a)(b)	112,440	1,348,156
Knot Inc. (The)(a)	91,215	832,793
Lionbridge Technologies Inc.(a)	338,820	1,456,926
Liquidity Services Inc.(a)	80,022	1,281,152
Local.com Corp.(a)(b)	91,744	405,508
LoopNet Inc.(a)	104,015	1,231,538
MediaMind Technologies Inc.(a)	23,419	323,182
ModusLink Global Solutions Inc.(a)	15,213	96,603
Move Inc.(a)	887,155	1,978,356
Network Engines Inc.(a)	201,665	294,431
NIC Inc.	317,123	2,628,950
NutriSystem Inc.(b)	153,129	2,946,202
Online Resources Corp.(a)	51,392	228,180
OpenTable Inc.(a)(b)	89,606	6,100,376
Openwave Systems Inc.(a)	478,503	813,455
Orbitz Worldwide Inc.(a)	112,521	708,882
Overstock.com Inc.(a)(b)	83,749	1,316,534
Perficient Inc.(a)	89,444	817,518
QuinStreet Inc.(a)(b)	56,894	855,117
Rackspace Hosting Inc.(a)(b)	549,961	14,287,987
ReachLocal Inc.(a)	27,195	374,747
RightNow Technologies Inc.(a)	122,834	2,419,830
Safeguard Scientifics Inc.(a)	11,520	144,346
Sapient Corp.	584,255	6,993,532
Shutterfly Inc.(a)	152,535	3,964,385
Sourcefire Inc.(a)	156,139	4,503,049
SPS Commerce Inc.(a)	26,659	341,768
Stamps.com Inc.(a)	59,906	778,778
Support.com Inc.(a)	266,009	1,218,321
TechTarget Inc.(a)	58,546	307,366
TeleCommunication Systems Inc.(a)	106,934	418,112
Terremark Worldwide Inc.(a)	331,005	3,422,592
TIBCO Software Inc.(a)	942,460	16,719,240
Travelzoo Inc.(a)	31,467	810,590
United Online Inc.	106,560	609,523
US Auto Parts Network Inc.(a)	74,811	613,450
ValueClick Inc.(a)	359,824	4,706,498
Vasco Data Security International Inc.(a)	124,386	808,509
Vitacost.com Inc.(a)	81,156	487,748
Vocus Inc.(a)	94,841	1,752,662
Websense Inc.(a)	245,369	4,352,846
Zix Corp.(a)(b)	315,109	894,910

		163,449,613

INVESTMENT COMPANIES – 0.00%
MVC Capital Inc.	8,905	115,498

		115,498

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2010

Security	Shares	Value

IRON & STEEL – 0.02%
Metals USA Holdings Corp.(a)	33,716	$437,633
Shiloh Industries Inc.(a)	14,982	145,026

		582,659

LEISURE TIME – 1.08%
Ambassadors Group Inc.	108,373	1,228,950
Brunswick Corp.	501,927	7,639,329
Interval Leisure Group Inc.(a)	226,156	3,046,321
Life Time Fitness Inc.(a)(b)	209,991	8,288,345
Marine Products Corp.(a)	56,252	345,387
Multimedia Games Inc.(a)	18,840	69,708
Polaris Industries Inc.(b)	176,555	11,493,731

		32,111,771

LODGING – 0.10%
Ameristar Casinos Inc.	150,321	2,623,101
Monarch Casino & Resort Inc.(a)	13,728	153,891
Morgans Hotel Group Co.(a)	42,768	313,062

		3,090,054

MACHINERY – 1.97%
Alamo Group Inc.	2,232	49,841
Albany International Corp. Class A	29,323	554,791
Altra Holdings Inc.(a)	152,439	2,245,427
Applied Industrial Technologies Inc.	240,035	7,345,071
Briggs & Stratton Corp.	177,028	3,365,302
Cognex Corp.	178,484	4,786,941
DXP Enterprises Inc.(a)	46,625	884,943
Flow International Corp.(a)	227,812	599,146
Gorman-Rupp Co. (The)	69,069	1,903,542
Intermec Inc.(a)	165,135	2,024,555
Intevac Inc.(a)	49,143	491,921
iRobot Corp.(a)(b)	119,671	2,222,291
Kadant Inc.(a)	18,675	353,144
Lindsay Corp.	70,957	3,073,857
Middleby Corp. (The)(a)(b)	94,165	5,969,119
NACCO Industries Inc. Class A	30,320	2,649,665
Nordson Corp.	193,547	14,262,478
Park-Ohio Holdings Corp.(a)	44,541	592,395
Presstek Inc.(a)	154,081	337,437
Sauer-Danfoss Inc.(a)	65,907	1,403,160
Tennant Co.	107,226	3,313,283
Twin Disc Inc.	5,984	83,477

		58,511,786

MANUFACTURING – 3.48%
A.O. Smith Corp.	127,904	7,404,363
Actuant Corp. Class A	385,150	8,843,044
Acuity Brands Inc.	246,674	10,912,858
AZZ Inc.	66,345	2,842,220
Barnes Group Inc.	243,098	4,276,094
Blount International Inc.(a)	271,689	3,458,601
Brink’s Co. (The)	229,364	5,275,372
CLARCOR Inc.	267,716	10,341,869
Colfax Corp.(a)	136,242	2,025,919

Security	Shares	Value
Eastman Kodak Co.(a)(b)	1,522,996	$6,396,583
EnPro Industries Inc.(a)(b)	48,899	1,529,561
Fabrinet(a)	38,680	611,918
GP Strategies Corp.(a)	23,717	215,587
Hexcel Corp.(a)	452,256	8,045,634
Koppers Holdings Inc.	116,835	3,139,356
Lancaster Colony Corp.	109,919	5,221,152
LSB Industries Inc.(a)	96,942	1,800,213
Matthews International Corp. Class A	171,230	6,054,693
PMFG Inc.(a)	83,636	1,425,994
Polypore International Inc.(a)	123,615	3,728,228
Raven Industries Inc.	92,300	3,497,247
Smith & Wesson Holding Corp.(a)	319,894	1,138,823
Standex International Corp.	12,954	313,357
STR Holdings Inc.(a)(b)	161,102	3,470,137
Sturm, Ruger & Co. Inc.(b)	108,405	1,478,644
Tredegar Corp.	10,606	201,302

		103,648,769

MEDIA – 0.66%
Acacia Research Corp.(a)	191,824	3,376,102
Beasley Broadcast Group Inc. Class A(a)	17,648	93,358
Belo Corp. Class A(a)	517,538	3,208,736
Cambium Learning Group Inc.(a)	80,826	258,643
CKX Inc.(a)	53,476	262,032
Crown Media Holdings Inc. Class A(a)(b)	14,520	34,703
Cumulus Media Inc. Class A(a)	22,857	64,228
Dex One Corp.(a)	17,852	219,223
DG FastChannel Inc.(a)	142,275	3,094,481
Dolan Co. (The)(a)	74,883	851,420
Entercom Communications Corp.(a)	111,725	878,158
Entravision Communications Corp. Class A(a)	277,308	551,843
Journal Communications Inc. Class A(a)	32,492	146,539
Lee Enterprises Inc.(a)(b)	254,371	681,714
Lin TV Corp. Class A(a)	12,454	55,296
LodgeNet Interactive Corp.(a)	43,926	122,993
Martha Stewart Living Omnimedia Inc. Class A(a)	150,161	711,763
McClatchy Co. (The) Class A(a)(b)	337,146	1,324,984
Media General Inc. Class A(a)	26,183	234,600
Nexstar Broadcasting Group Inc.(a)	11,091	57,119
Playboy Enterprises Inc. Class B(a)	86,377	443,978
PRIMEDIA Inc.	27,019	102,672
Sinclair Broadcast Group Inc. Class A(a)	19,295	135,451
SuperMedia Inc.(a)	72,408	765,352
Value Line Inc.(b)	7,606	105,495
Westwood One Inc.(a)(b)	30,274	257,026
World Wrestling Entertainment Inc.	119,345	1,660,089

		19,697,998

METAL FABRICATE & HARDWARE – 0.77%
Ampco-Pittsburgh Corp.	4,668	115,860
CIRCOR International Inc.	5,627	177,813
Dynamic Materials Corp.	30,412	459,525
Hawk Corp. Class A(a)	27,933	1,208,661
Haynes International Inc.	8,824	308,134
Kaydon Corp.	189,602	6,560,229
Mueller Industries Inc.	28,821	763,468
Mueller Water Products Inc. Class A	820,345	2,477,442

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Omega Flex Inc.(b)	15,514	$221,540
RBC Bearings Inc.(a)	123,359	4,191,739
Sun Hydraulics Corp.	70,952	2,000,137
TriMas Corp.(a)	85,202	1,265,250
Worthington Industries Inc.	206,410	3,102,342

		22,852,140

MINING – 1.56%
Allied Nevada Gold Corp.(a)	424,669	11,253,728
AMCOL International Corp.	135,407	3,546,309
Brush Engineered Materials Inc.(a)	9,125	259,515
Capital Gold Corp.(a)	349,010	1,685,718
Coeur d’Alene Mines Corp.(a)(b)	32,721	651,802
General Moly Inc.(a)(b)	364,107	1,332,632
Globe Specialty Metals Inc.(a)	348,275	4,889,781
Golden Star Resources Ltd.(a)	1,461,856	7,221,569
Horsehead Holding Corp.(a)	13,021	128,517
Jaguar Mining Inc.(a)(b)	478,139	3,107,904
Molycorp Inc.(a)	64,109	1,813,644
Noranda Aluminium Holding Corp.(a)	64,799	532,648
RTI International Metals Inc.(a)	22,578	691,338
Stillwater Mining Co.(a)	252,646	4,254,559
Thompson Creek Metals Co. Inc.(a)	83,777	903,116
United States Lime & Minerals Inc.(a)	14,777	571,279
Uranium Energy Corp.(a)(b)	342,240	1,122,547
US Gold Corp.(a)	506,690	2,518,249

		46,484,855

MISCELLANEOUS – MANUFACTURING – 0.09%
John Bean Technologies Corp.	159,608	2,571,285

		2,571,285

OFFICE FURNISHINGS – 0.75%
CompX International Inc.	4,837	63,993
Herman Miller Inc.	322,875	6,354,180
HNI Corp.	256,354	7,372,741
Interface Inc. Class A	286,647	4,078,987
Knoll Inc.	266,964	4,140,612
Steelcase Inc. Class A	50,196	418,133

		22,428,646

OIL & GAS – 2.34%
Abraxas Petroleum Corp.(a)	137,128	389,444
American Oil & Gas Inc.(a)	284,800	2,306,880
Apco Oil and Gas International Inc.	51,889	1,795,878
BPZ Resources Inc.(a)(b)	130,865	501,213
Brigham Exploration Co.(a)	660,154	12,377,888
Callon Petroleum Co.(a)	163,851	811,062
CAMAC Energy Inc.(a)	271,636	866,519
Carrizo Oil & Gas Inc.(a)	176,813	4,232,903
Cheniere Energy Inc.(a)(b)	117,268	295,515
Clayton Williams Energy Inc.(a)	30,063	1,520,887
Contango Oil & Gas Co.(a)	44,015	2,207,792
Endeavour International Corp.(a)(b)	797,666	1,028,989
Energy XXI (Bermuda) Ltd.(a)	287,026	6,633,171
Evolution Petroleum Corp.(a)	83,070	499,251

Security	Shares	Value
FX Energy Inc.(a)	245,989	$1,018,395
Gulfport Energy Corp.(a)	153,971	2,130,959
Houston American Energy Corp.(b)	102,530	1,025,300
Isramco Inc.(a)(b)	6,469	389,434
Kodiak Oil & Gas Corp.(a)	800,510	2,713,729
Magnum Hunter Resources Corp.(a)	299,324	1,239,201
McMoRan Exploration Co.(a)(b)	471,379	8,112,433
Northern Oil and Gas Inc.(a)	250,718	4,247,163
Oasis Petroleum Inc.(a)	135,339	2,621,516
Panhandle Oil and Gas Inc.	40,523	1,000,513
PetroQuest Energy Inc.(a)	71,304	434,241
RAM Energy Resources Inc.(a)	290,147	452,629
Resolute Energy Corp.(a)	19,064	210,848
Rex Energy Corp.(a)	29,822	381,722
Rosetta Resources Inc.(a)	183,524	4,310,979
Stone Energy Corp.(a)	17,645	259,911
TransAtlantic Petroleum Ltd.(a)	837,552	2,479,154
VAALCO Energy Inc.(a)	34,206	196,342
Venoco Inc.(a)	25,864	507,710
W&T Offshore Inc.	12,301	130,391
Warren Resources Inc.(a)	63,886	253,627

		69,583,589

OIL & GAS SERVICES – 1.42%
CARBO Ceramics Inc.	108,182	8,762,742
Dril-Quip Inc.(a)	192,612	11,963,131
ION Geophysical Corp.(a)(b)	719,283	3,697,115
Key Energy Services Inc.(a)	41,039	390,281
Lufkin Industries Inc.	170,127	7,468,575
Matrix Service Co.(a)	23,197	202,974
Newpark Resources Inc.(a)	34,987	293,891
RPC Inc.	163,920	3,468,547
Tetra Technologies Inc.(a)	47,055	479,961
World Fuel Services Corp.	214,026	5,566,816

		42,294,033

PACKAGING & CONTAINERS – 0.20%
AEP Industries Inc.(a)	9,163	216,430
Astronics Corp.(a)	49,306	860,390
Graham Packaging Co. Inc.(a)	7,559	89,347
Silgan Holdings Inc.	151,143	4,791,233

		5,957,400

PHARMACEUTICALS – 5.41%
Acura Pharmaceuticals Inc.(a)(b)	52,702	131,228
Akorn Inc.(a)	312,133	1,261,017
Alexza Pharmaceuticals Inc.(a)(b)	248,517	787,799
Alimera Sciences Inc.(a)	37,461	358,502
Alkermes Inc.(a)	150,043	2,198,130
Allos Therapeutics Inc.(a)(b)	445,418	2,102,373
Alnylam Pharmaceuticals Inc.(a)	207,189	2,544,281
Antares Pharma Inc.(a)	399,777	579,677
Anthera Pharmaceuticals Inc.(a)	31,365	131,419
Aoxing Pharmaceutical
Co. Inc.(a)	135,631	415,031
Ardea Biosciences Inc.(a)	75,721	1,741,583
Array BioPharma Inc.(a)	301,094	972,534
Auxilium Pharmaceuticals Inc.(a)(b)	236,365	5,857,125

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2010

Security	Shares	Value
AVANIR Pharmaceuticals Inc. Class A(a)(b)	409,440	$1,306,114
AVI BioPharma Inc.(a)(b)	624,651	1,149,358
Biodel Inc.(a)(b)	104,963	556,304
BioScrip Inc.(a)	162,738	839,728
BioSpecifics Technologies Corp.(a)	22,425	603,681
Cadence Pharmaceuticals Inc.(a)(b)	140,647	1,174,402
Caraco Pharmaceutical Laboratories Ltd.(a)	4,851	26,098
Catalyst Health Solutions Inc.(a)	215,261	7,579,340
Chelsea Therapeutics International Ltd.(a)	178,923	916,086
Clarient Inc.(a)	312,358	1,055,770
Corcept Therapeutics Inc.(a)	151,092	587,748
Cubist Pharmaceuticals Inc.(a)	331,118	7,744,850
Cumberland Pharmaceuticals Inc.(a)(b)	69,555	404,115
Cypress Bioscience Inc.(a)	27,592	106,229
Depomed Inc.(a)	297,078	1,330,909
DURECT Corp.(a)	494,449	1,255,900
Dyax Corp.(a)	553,203	1,311,091
Dynavax Technologies Corp.(a)	404,367	739,992
Emergent BioSolutions Inc.(a)	100,728	1,738,565
Eurand NV(a)	104,089	1,024,236
Furiex Pharmaceuticals Inc.(a)	43,433	489,924
Hi-Tech Pharmacal Co. Inc.(a)(b)	51,234	1,036,976
Idenix Pharmaceuticals Inc.(a)	203,517	630,903
Impax Laboratories Inc.(a)	317,307	6,282,679
Infinity Pharmaceuticals Inc.(a)	58,112	320,197
Inspire Pharmaceuticals Inc.(a)	338,088	2,011,624
Ironwood Pharmaceuticals Inc.(a)	109,158	1,111,228
Isis Pharmaceuticals Inc.(a)	534,648	4,491,043
Jazz Pharmaceuticals Inc.(a)	79,858	856,876
Keryx Biopharmaceuticals Inc.(a)	288,987	1,390,027
Lannett Co. Inc.(a)	18,261	83,635
Ligand Pharmaceuticals Inc. Class B(a)	665,397	1,051,327
MannKind Corp.(a)	378,687	2,559,924
MAP Pharmaceuticals Inc.(a)	78,348	1,198,724
Medicines Co. (The)(a)	166,677	2,366,813
Medivation Inc.(a)	193,034	2,509,442
Nabi Biopharmaceuticals(a)	254,122	1,219,786
Nature’s Sunshine Products Inc.(a)	41,787	373,576
Neogen Corp.(a)	128,130	4,337,201
Neurocrine Biosciences Inc.(a)	278,682	1,688,813
NeurogesX Inc.(a)(b)	62,062	428,848
NPS Pharmaceuticals Inc.(a)	379,537	2,596,033
Obagi Medical Products Inc.(a)	97,645	1,025,273
Onyx Pharmaceuticals Inc.(a)	355,192	9,369,965
Opko Health Inc.(a)	500,736	1,121,649
Osiris Therapeutics Inc.(a)(b)	95,012	691,687
Pain Therapeutics Inc.(a)	202,219	1,249,713
PetMed Express Inc.	130,309	2,280,408
Pharmacyclics Inc.(a)	246,131	1,983,816
Pharmasset Inc.(a)	166,610	4,914,995
PharMerica Corp.(a)	67,244	640,835
POZEN Inc.(a)	151,437	1,072,174
Progenics Pharmaceuticals Inc.(a)	114,638	578,922
Questcor Pharmaceuticals Inc.(a)	313,058	3,105,535
Rigel Pharmaceuticals Inc.(a)	295,351	2,483,902
Salix Pharmaceuticals Ltd.(a)	323,253	12,839,609
Santarus Inc.(a)	295,348	888,998
Schiff Nutrition International Inc.	18,326	150,273
SciClone Pharmaceuticals Inc.(a)	210,505	555,733
SIGA Technologies Inc.(a)(b)	177,409	1,500,880
Somaxon Pharmaceuticals Inc.(a)(b)	160,080	622,711

Security	Shares	Value
Spectrum Pharmaceuticals Inc.(a)	280,101	$1,168,021
Star Scientific Inc.(a)(b)	550,268	1,155,563
Sucampo Pharmaceuticals Inc.(a)	4,468	16,755
Synta Pharmaceuticals Corp.(a)	126,013	502,792
Synutra International Inc.(a)	108,182	1,249,502
Targacept Inc.(a)	135,516	3,027,427
Theravance Inc.(a)(b)	354,220	7,119,822
USANA Health Sciences Inc.(a)(b)	34,224	1,381,281
Vanda Pharmaceuticals Inc.(a)	159,032	1,062,334
VIVUS Inc.(a)(b)	459,450	3,073,721
XenoPort Inc.(a)(b)	155,074	1,102,576
Zalicus Inc.(a)	375,155	487,702
Zymogenetics Inc.(a)	301,707	2,941,643

		160,933,031

REAL ESTATE – 0.06%
HFF Inc. Class A(a)	64,530	598,838
Kennedy-Wilson Holdings Inc.(a)	110,456	1,170,834

		1,769,672

REAL ESTATE INVESTMENT TRUSTS – 1.59%
Acadia Realty Trust	46,429	882,151
Alexander’s Inc.	7,599	2,399,612
Associated Estates Realty Corp.(b)	98,507	1,377,128
DuPont Fabros Technology Inc.	86,147	2,166,597
EastGroup Properties Inc.	68,278	2,552,232
Equity Lifestyle Properties Inc.(b)	98,057	5,342,145
Equity One Inc.(b)	28,694	484,355
FelCor Lodging Trust Inc.(a)	267,805	1,231,903
Getty Realty Corp.	53,638	1,439,108
Home Properties Inc.	69,906	3,698,027
Hudson Pacific Properties Inc.	7,829	128,161
LTC Properties Inc.(b)	25,905	661,096
Mid-America Apartment Communities Inc.(b)	114,884	6,695,439
National Health Investors Inc.(b)	59,470	2,620,248
Omega Healthcare Investors Inc.(b)	102,449	2,299,980
PS Business Parks Inc.	20,449	1,156,800
Saul Centers Inc.	24,031	1,008,100
Strategic Hotels & Resorts Inc.(a)	196,896	834,839
Tanger Factory Outlet Centers Inc.	131,677	6,207,254
Universal Health Realty Income Trust(b)	32,383	1,114,299
Urstadt Biddle Properties Inc. Class A	15,319	276,967
Washington Real Estate Investment Trust	86,264	2,737,157

		47,313,598

RETAIL – 7.66%
99 Cents Only Stores(a)	223,458	4,218,887
AFC Enterprises Inc.(a)	118,107	1,464,527
America’s Car-Mart Inc.(a)	26,611	670,065
AnnTaylor Stores Corp.(a)	333,295	6,745,891
Asbury Automotive Group Inc.(a)	165,228	2,324,758
Bebe Stores Inc.	35,066	252,826
Big 5 Sporting Goods Corp.	115,854	1,554,761
Biglari Holdings Inc.(a)	774	254,375
BJ’s Restaurants Inc.(a)	127,765	3,597,862
Bon-Ton Stores Inc. (The)(a)	23,981	243,887
Brown Shoe Co. Inc.	168,747	1,935,528

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Buckle Inc. (The)(b)	140,812	$3,737,150
Buffalo Wild Wings Inc.(a)	102,881	4,926,971
California Pizza Kitchen Inc.(a)	109,577	1,869,384
Caribou Coffee Co. Inc.(a)(b)	41,237	428,865
Carrols Restaurant Group Inc.(a)	69,555	368,641
Casey’s General Stores Inc.(b)	82,156	3,430,013
Cash America International Inc.	54,776	1,917,160
Casual Male Retail Group Inc.(a)	209,646	855,356
Cato Corp. (The) Class A	158,143	4,231,907
CEC Entertainment Inc.(a)	124,805	4,284,556
Cheesecake Factory Inc. (The)(a)	342,534	9,066,875
Children’s Place Retail Stores Inc. (The)(a)	141,854	6,918,220
Christopher & Banks Corp.	113,520	897,943
Citi Trends Inc.(a)	84,051	2,034,875
Coldwater Creek Inc.(a)	344,020	1,812,985
Collective Brands Inc.(a)	251,670	4,061,954
Conn’s Inc.(a)(b)	4,379	20,362
Cracker Barrel Old Country Store Inc.	125,479	6,369,314
Denny’s Corp.(a)	561,739	1,747,008
Destination Maternity Corp.(a)	28,254	930,122
DineEquity Inc.(a)(b)	101,838	4,580,673
Domino’s Pizza Inc.(a)	77,992	1,031,054
Dress Barn Inc.(a)	316,423	7,515,046
DSW Inc. Class A(a)	80,173	2,300,965
Einstein Noah Restaurant Group Inc.(a)	31,499	333,889
Express Inc.(a)	90,621	1,378,345
EZCORP Inc.(a)	243,062	4,870,962
Finish Line Inc. (The) Class A	86,133	1,198,110
First Cash Financial Services Inc.(a)	171,227	4,751,549
Genesco Inc.(a)	13,701	409,386
Gordmans Stores Inc.(a)	15,743	181,832
Group 1 Automotive Inc.(a)	30,538	912,475
Haverty Furniture Companies Inc.	13,124	143,183
hhgregg Inc.(a)(b)	74,889	1,854,252
Hibbett Sports Inc.(a)	163,744	4,085,413
Hot Topic Inc.	106,041	635,186
HSN Inc.(a)	220,134	6,582,007
Jack in the Box Inc.(a)	289,215	6,200,770
Jamba Inc.(a)	336,576	737,101
Jo-Ann Stores Inc.(a)	155,160	6,912,378
Jos. A. Bank Clothiers Inc.(a)	156,045	6,649,077
Kenneth Cole Productions Inc. Class A(a)	13,919	232,030
Kirkland’s Inc.(a)	94,642	1,311,738
Krispy Kreme Doughnuts Inc.(a)(b)	331,941	1,520,290
Lithia Motors Inc. Class A	13,207	126,655
Lumber Liquidators Holdings Inc.(a)	126,272	3,102,503
McCormick & Schmick’s Seafood Restaurants Inc.(a)	34,037	264,808
New York & Co. Inc.(a)	8,271	21,256
Nu Skin Enterprises Inc. Class A	279,166	8,039,981
OfficeMax Inc.(a)	174,051	2,278,328
P.F. Chang’s China Bistro Inc.(b)	131,261	6,064,258
Pantry Inc. (The)(a)	9,751	235,097
Papa John’s International Inc.(a)	93,132	2,456,822
Penske Automotive Group Inc.(a)	94,573	1,248,364
Pier 1 Imports Inc.(a)	593,824	4,863,419
PriceSmart Inc.	89,814	2,616,282
Retail Ventures Inc.(a)	130,759	1,406,967
Rite Aid Corp.(a)	241,831	228,047
rue21 Inc.(a)	83,378	2,151,986
Ruth’s Hospitality Group Inc.(a)	169,555	679,915
Sally Beauty Holdings Inc.(a)	485,306	5,435,427

Security	Shares	Value
School Specialty Inc.(a)	37,906	$493,157
Select Comfort Corp.(a)	263,047	1,783,459
Shoe Carnival Inc.(a)	9,468	191,443
Sonic Automotive Inc.(a)	35,569	349,643
Sonic Corp.(a)	347,419	2,807,145
Stein Mart Inc.(a)	62,835	554,833
Susser Holdings Corp.(a)	6,903	96,642
Systemax Inc.	50,667	622,191
Talbots Inc. (The)(a)(b)	348,139	4,560,621
Texas Roadhouse Inc.(a)	326,258	4,587,187
Titan Machinery Inc.(a)	22,925	373,677
Ulta Salon Cosmetics & Fragrance Inc.(a)	178,470	5,211,324
Under Armour Inc. Class A(a)(b)	199,496	8,985,300
Vitamin Shoppe Inc.(a)	90,489	2,483,923
Wet Seal Inc. Class A(a)	420,164	1,424,356
Winmark Corp.	13,489	451,072
Zumiez Inc.(a)(b)	116,473	2,464,569

		228,161,396

SAVINGS & LOANS – 0.06%
Heritage Financial Group	2,720	22,902
Investors Bancorp Inc.(a)	36,932	437,275
Oritani Financial Corp.	96,669	964,757
ViewPoint Financial Group	29,058	268,786

		1,693,720

SEMICONDUCTORS – 4.78%
Actel Corp.(a)	69,391	1,106,787
Advanced Analogic Technologies Inc.(a)	50,114	175,900
Alpha & Omega Semiconductor Ltd.(a)	2,578	29,286
Amkor Technology Inc.(a)(b)	596,156	3,916,745
ANADIGICS Inc.(a)	272,796	1,661,328
Applied Micro Circuits Corp.(a)	372,025	3,720,250
ATMI Inc.(a)	10,405	154,618
Axcelis Technologies Inc.(a)	48,781	94,147
AXT Inc.(a)	72,300	478,626
Brooks Automation Inc.(a)	216,908	1,455,453
Cabot Microelectronics Corp.(a)	30,219	972,447
Cavium Networks Inc.(a)(b)	251,510	7,233,428
CEVA Inc.(a)	111,261	1,591,032
Cirrus Logic Inc.(a)(b)	371,177	6,621,798
Cohu Inc.	25,475	320,730
Conexant Systems Inc.(a)	462,299	758,170
Diodes Inc.(a)	192,725	3,293,670
Entegris Inc.(a)	235,905	1,101,676
Entropic Communications Inc.(a)	318,992	3,062,323
Exar Corp.(a)	23,202	138,980
FSI International Inc.(a)	219,909	584,958
GSI Technology Inc.(a)	78,592	450,332
Hittite Microwave Corp.(a)	154,885	7,380,270
Ikanos Communications Inc.(a)	20,037	23,844
Integrated Device Technology Inc.(a)	568,871	3,327,895
Integrated Silicon Solution Inc.(a)	131,491	1,132,138
IPG Photonics Corp.(a)	147,538	3,561,567
IXYS Corp.(a)	85,721	818,636
Kopin Corp.(a)	142,849	507,114
Kulicke and Soffa Industries Inc.(a)	398,875	2,469,036
Lattice Semiconductor Corp.(a)	659,182	3,131,115

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2010

Security	Shares	Value
LTX-Credence Corp.(a)	834,950	$1,745,046
Mattson Technology Inc.(a)	285,231	784,385
MaxLinear Inc.(a)	42,700	479,094
Micrel Inc.	288,492	2,844,531
Microsemi Corp.(a)	179,179	3,072,920
Microtune Inc.(a)	42,554	123,407
Mindspeed Technologies Inc.(a)	181,155	1,407,574
MIPS Technologies Inc. Class A(a)	261,645	2,545,806
MKS Instruments Inc.(a)	118,513	2,130,864
Monolithic Power Systems Inc.(a)	183,822	3,001,813
MoSys Inc.(a)	153,921	751,135
Nanometrics Inc.(a)	101,125	1,521,931
NetLogic Microsystems Inc.(a)(b)	355,116	9,794,099
OmniVision Technologies Inc.(a)	225,994	5,206,902
Pericom Semiconductor Corp.(a)	17,052	148,182
PLX Technology Inc.(a)	210,760	762,951
Power Integrations Inc.	140,052	4,452,253
Richardson Electronics Ltd.	23,412	245,826
Rubicon Technology Inc.(a)(b)	90,057	2,043,393
Rudolph Technologies Inc.(a)	166,444	1,383,150
Semtech Corp.(a)	352,014	7,107,163
Silicon Image Inc.(a)	333,003	1,591,754
Standard Microsystems Corp.(a)	39,515	901,337
Supertex Inc.(a)	55,553	1,228,832
Tessera Technologies Inc.(a)	164,946	3,051,501
TriQuint Semiconductor Inc.(a)	880,024	8,448,230
Ultra Clean Holdings Inc.(a)	122,441	1,055,442
Ultratech Inc.(a)	109,476	1,872,040
Veeco Instruments Inc.(a)(b)	229,879	8,015,881
Volterra Semiconductor Corp.(a)	140,531	3,024,227
Zoran Corp.(a)	28,509	217,809

		142,233,777

SOFTWARE – 6.73%
Accelrys Inc.(a)	165,706	1,153,314
ACI Worldwide Inc.(a)	193,174	4,325,166
Actuate Corp.(a)	257,866	1,328,010
Acxiom Corp.(a)	387,541	6,146,400
Advent Software Inc.(a)	89,611	4,676,798
American Reprographics Co.(a)	29,403	230,814
American Software Inc. Class A	124,790	736,261
ArcSight Inc.(a)	139,219	6,064,380
Aspen Technology Inc.(a)	353,385	3,664,602
athenahealth Inc.(a)(b)	187,601	6,194,585
Blackbaud Inc.	254,005	6,106,280
Blackboard Inc.(a)(b)	193,542	6,975,254
Bottomline Technologies Inc.(a)	178,897	2,747,858
CommVault Systems Inc.(a)	244,709	6,369,775
Computer Programs and Systems Inc.	55,695	2,370,936
Concur Technologies Inc.(a)	228,276	11,285,965
Convio Inc.(a)	33,654	310,290
CSG Systems International Inc.(a)	90,369	1,647,427
Deltek Inc.(a)	105,185	842,532
DemandTec Inc.(a)	107,951	1,015,819
Digi International Inc.(a)	23,012	218,384
DivX Inc.(a)	79,703	759,570
DynaVox Inc.(a)	6,610	53,673
Ebix Inc.(a)(b)	152,649	3,579,619
Envestnet Inc.(a)	33,325	348,579

Security	Shares	Value
Epicor Software Corp.(a)	171,213	$1,489,553
EPIQ Systems Inc.	13,068	160,214
FalconStor Software Inc.(a)	74,800	228,888
Global Defense Technology & Systems Inc.(a)	10,292	141,000
Guidance Software Inc.(a)	74,949	437,702
InnerWorkings Inc.(a)(b)	135,505	890,268
Interactive Intelligence Inc.(a)	74,216	1,306,202
JDA Software Group Inc.(a)	43,215	1,095,932
Lawson Software Inc.(a)	786,538	6,661,977
ManTech International Corp. Class A(a)	115,542	4,575,463
MedAssets Inc.(a)	244,455	5,143,333
Medidata Solutions Inc.(a)	106,828	2,051,098
MicroStrategy Inc. Class A(a)	51,212	4,435,471
MoneyGram International Inc.(a)	420,291	1,025,510
Monotype Imaging Holdings Inc.(a)	126,110	1,153,906
NetSuite Inc.(a)(b)	104,135	2,454,462
Omnicell Inc.(a)	184,601	2,414,581
OPNET Technologies Inc.	75,678	1,373,556
Parametric Technology Corp.(a)	658,410	12,865,331
PDF Solutions Inc.(a)	128,985	477,244
Pegasystems Inc.	91,736	2,848,403
Progress Software Corp.(a)	239,109	7,914,508
PROS Holdings Inc.(a)	110,195	1,022,610
QAD Inc.(a)	70,990	295,318
QLIK Technologies Inc.(a)	57,854	1,275,681
Quality Systems Inc.(b)	106,957	7,092,319
Quest Software Inc.(a)	308,246	7,579,769
RealPage Inc.(a)	61,199	1,167,677
Renaissance Learning Inc.	74,878	763,007
Rosetta Stone Inc.(a)	59,524	1,264,290
Schawk Inc.	53,998	996,803
SeaChange International Inc.(a)	74,670	553,305
Smith Micro Software Inc.(a)	151,452	1,505,433
SolarWinds Inc.(a)	198,250	3,421,795
SS&C Technologies Holdings Inc.(a)	70,621	1,115,812
Synchronoss Technologies Inc.(a)	115,664	2,059,976
Take-Two Interactive Software Inc.(a)	36,277	367,849
Taleo Corp. Class A(a)	225,394	6,534,172
THQ Inc.(a)	135,417	544,376
Trident Microsystems Inc.(a)	34,093	58,299
Ultimate Software Group Inc.(a)	141,577	5,470,535
Unica Corp.(a)	94,926	1,991,547
VeriFone Systems Inc.(a)	484,637	15,057,672

		200,435,138

TELECOMMUNICATIONS – 5.71%
Acme Packet Inc.(a)	248,259	9,418,946
ADC Telecommunications Inc.(a)	470,040	5,955,407
ADTRAN Inc.	352,521	12,443,991
Alaska Communications Systems Group Inc.	253,438	2,572,396
Anaren Inc.(a)	9,297	156,097
Anixter International Inc.(a)	79,773	4,306,944
Applied Signal Technology Inc.	35,382	880,304
ARRIS Group Inc.(a)	137,821	1,346,511
Aruba Networks Inc.(a)(b)	437,750	9,341,585
Atlantic Tele-Network Inc.	49,924	2,458,258
BigBand Networks Inc.(a)	133,089	377,973
Calix Inc.(a)(b)	37,215	534,407
Cbeyond Inc.(a)	152,472	1,956,216

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Cincinnati Bell Inc.(a)	324,126	$865,416
Comtech Telecommunications Corp.(a)	59,161	1,618,053
Consolidated Communications Holdings Inc.	109,274	2,040,146
CPI International Inc.(a)	3,523	49,322
DigitalGlobe Inc.(a)	156,655	4,762,312
EMS Technologies Inc.(a)	4,693	87,431
Extreme Networks Inc.(a)	136,239	423,703
Finisar Corp.(a)(b)	427,088	8,024,984
GeoEye Inc.(a)	125,318	5,072,873
Global Crossing Ltd.(a)	104,163	1,339,536
Globecomm Systems Inc.(a)	6,477	54,212
Harmonic Inc.(a)	113,403	780,213
Hughes Communications Inc.(a)	31,583	860,637
Hypercom Corp.(a)	260,631	1,694,102
ICO Global Communications (Holdings) Ltd.(a)	329,021	539,594
Infinera Corp.(a)	460,510	5,374,152
InterDigital Inc.(a)(b)	249,280	7,381,181
Ixia(a)	185,366	2,298,538
Knology Inc.(a)	158,400	2,127,312
KVH Industries Inc.(a)	81,279	1,219,998
LogMeIn Inc.(a)	85,533	3,077,477
Loral Space & Communications Inc.(a)	61,297	3,199,703
Meru Networks Inc.(a)(b)	30,531	526,354
Motricity Inc.(a)	22,943	275,545
NETGEAR Inc.(a)	199,994	5,401,838
Network Equipment Technologies Inc.(a)	171,167	590,526
Neutral Tandem Inc.(a)	187,890	2,245,285
Newport Corp.(a)	63,650	721,791
Novatel Wireless Inc.(a)	18,239	143,723
NTELOS Holdings Corp.	167,011	2,825,826
Occam Networks Inc.(a)	70,649	553,182
Oclaro Inc.(a)	280,759	4,494,952
Oplink Communications Inc.(a)	42,080	834,867
PAETEC Holding Corp.(a)	487,980	2,005,598
Plantronics Inc.	273,656	9,244,100
Preformed Line Products Co.	1,228	42,820
RF Micro Devices Inc.(a)	1,522,071	9,345,516
SAVVIS Inc.(a)	212,946	4,488,902
Shenandoah Telecommunications Co.	127,653	2,319,455
ShoreTel Inc.(a)	255,835	1,268,942
Sonus Networks Inc.(a)	973,113	3,435,089
Syniverse Holdings Inc.(a)	395,350	8,962,584
Tekelec(a)	50,953	660,351
TeleNav Inc.(a)	45,312	239,700
TESSCO Technologies Inc.	16,752	252,453
USA Mobility Inc.	71,990	1,154,000
ViaSat Inc.(a)(b)	68,657	2,822,489
Vonage Holdings Corp.(a)	248,332	633,247

		170,129,065

TEXTILES – 0.02%
Culp Inc.(a)	50,460	494,508

		494,508

TOYS, GAMES & HOBBIES – 0.04%
LeapFrog Enterprises Inc.(a)	159,465	873,868
RC2 Corp.(a)	10,450	218,928

		1,092,796

Security	Shares	Value
TRANSPORTATION – 1.42%
CAI International Inc.(a)	20,906	$317,144
Celadon Group Inc.(a)	68,131	940,889
Dynamex Inc.(a)	25,049	381,997
Echo Global Logistics Inc.(a)(b)	60,199	768,741
Forward Air Corp.	164,601	4,279,626
Genesee & Wyoming Inc. Class A(a)	219,841	9,538,901
Golar LNG Ltd.	12,930	161,884
Heartland Express Inc.	286,525	4,260,627
Hub Group Inc. Class A(a)	211,727	6,195,132
Knight Transportation Inc.	336,988	6,513,978
Marten Transport Ltd.	13,298	308,248
Old Dominion Freight Line Inc.(a)	213,805	5,434,923
Pacer International Inc.(a)	198,674	1,199,991
Patriot Transportation Holding Inc.(a)	549	38,501
Quality Distribution Inc.(a)	15,542	99,002
Roadrunner Transportation Systems Inc.(a)	36,744	398,305
Scorpio Tankers Inc.(a)	59,464	671,349
Werner Enterprises Inc.	35,249	722,252

		42,231,490

TRUCKING & LEASING – 0.07%
TAL International Group Inc.	21,832	528,771
Textainer Group Holdings Ltd.	53,916	1,441,714

		1,970,485

TOTAL COMMON STOCKS (Cost: $3,198,760,439)		2,974,026,801

WARRANTS – 0.00%

ENERGY – ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	2,497	0

		0

TELECOMMUNICATIONS – 0.00%
Lantronix Inc. (Expires 2/9/11)(a)(c)	475	0

		0

TOTAL WARRANTS (Cost: $0)		0

SHORT – TERM INVESTMENTS – 10.71%

MONEY MARKET FUNDS – 10.71%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(d)(e)(f)	259,673,112	259,673,112
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(d)(e)(f)	52,633,120	52,633,120

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

September 30, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(d)(e)	6,557,815	$6,557,815

		318,864,047

TOTAL SHORT-TERM INVESTMENTS (Cost: $318,864,047)		318,864,047

TOTAL INVESTMENTS IN SECURITIES – 110.63% (Cost: $3,517,624,486)		3,292,890,848

Other Assets, Less Liabilities – (10.63)%		(316,414,991)

NET ASSETS – 100.00%		$2,976,475,857

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares® Russell 2000 Value Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.81%

ADVERTISING – 0.04%
Gaiam Inc. Class A	131,835	$881,976
Marchex Inc. Class B	162,167	883,810
		1,765,786

AEROSPACE & DEFENSE – 1.91%
AAR Corp.(a)	322,276	6,013,670
Curtiss-Wright Corp.	379,354	11,494,426
Ducommun Inc.	87,288	1,901,133
Esterline Technologies Corp.(a)	246,726	14,120,129
GenCorp Inc.(a)	456,111	2,244,066
Herley Industries Inc.(a)	113,082	1,865,853
Kaman Corp.	99,000	2,594,790
Kratos Defense & Security Solutions Inc.(a)	132,541	1,411,562
LMI Aerospace Inc.(a)	73,479	1,169,786
Moog Inc. Class A(a)	375,257	13,325,376
Orbital Sciences Corp.(a)	280,033	4,284,505
Teledyne Technologies Inc.(a)	217,436	8,658,301
Triumph Group Inc.	138,020	10,294,912
		79,378,509

AGRICULTURE – 0.54%
Alico Inc.	19,721	458,316
Alliance One International Inc.(a)	741,921	3,078,972
Andersons Inc. (The)	151,888	5,756,555
Griffin Land & Nurseries Inc.	19,960	527,743
MGP Ingredients Inc.	78,718	617,936
Tejon Ranch Co.(a)	72,260	1,565,874
Universal Corp.	199,711	8,006,414
Vector Group Ltd.(b)	128,543	2,403,754
		22,415,564

AIRLINES – 1.44%
AirTran Holdings Inc.(a)	1,118,391	8,220,174
Alaska Air Group Inc.(a)	279,289	14,252,118
Hawaiian Holdings Inc.(a)	328,702	1,968,925
JetBlue Airways Corp.(a)(b)	2,018,079	13,500,948
Pinnacle Airlines Corp.(a)	154,241	837,529
Republic Airways Holdings Inc.(a)(b)	285,869	2,366,995
SkyWest Inc.	461,636	6,444,439
US Airways Group Inc.(a)(b)	1,334,030	12,339,777
		59,930,905

APPAREL – 1.02%
American Apparel Inc.(a)(b)	237,479	292,099
Columbia Sportswear Co.	94,114	5,500,022
Delta Apparel Inc.(a)(b)	44,604	669,060
Iconix Brand Group Inc.(a)	597,091	10,449,092
Jones Apparel Group Inc.	720,728	14,155,098
K-Swiss Inc. Class A(a)	107,087	1,365,359
Perry Ellis International Inc.(a)	78,315	1,711,183
Quiksilver Inc.(a)	1,067,334	4,173,276
Timberland Co. Class A(a)	101,341	2,007,565

Security	Shares	Value
Unifi Inc.(a)	342,974	$1,546,813
Weyco Group Inc.	30,826	746,606
		42,616,173

AUTO MANUFACTURERS – 0.18%
Force Protection Inc.(a)	577,523	2,910,716
Wabash National Corp.(a)	564,639	4,567,929
		7,478,645

AUTO PARTS & EQUIPMENT – 0.57%
ATC Technology Corp.(a)	102,655	2,539,685
Commercial Vehicle Group Inc.(a)	204,262	2,079,387
Dana Holding Corp.(a)	87,719	1,080,698
Douglas Dynamics Inc.	89,461	1,104,843
Exide Technologies Inc.(a)	476,002	2,280,049
Fuel Systems Solutions Inc.(a)	6,388	249,835
Miller Industries Inc.	84,214	1,139,415
Modine Manufacturing Co.(a)	381,838	4,952,439
Spartan Motors Inc.	273,765	1,270,270
Standard Motor Products Inc.	125,239	1,318,767
Superior Industries International Inc.	142,938	2,469,969
Titan International Inc.(b)	245,244	3,327,961
		23,813,318

BANKS – 11.15%
1st Source Corp.	127,410	2,211,838
1st United Bancorp Inc.(a)(b)	182,453	1,173,173
Alliance Financial Corp.(b)	38,787	1,172,531
American National Bankshares Inc.(b)	50,968	1,118,238
Ameris Bancorp(a)	197,046	1,842,380
Ames National Corp.	67,876	1,353,447
Arrow Financial Corp.	76,600	1,921,128
BancFirst Corp.	58,446	2,364,725
Banco Latinoamericano de Comercio Exterior SA Class E	226,678	3,275,497
Bancorp Inc. (The)(a)	187,904	1,257,078
Bancorp Rhode Island Inc.	30,645	855,915
Bank Mutual Corp.	379,154	1,967,809
Bank of Marin Bancorp(b)	43,793	1,411,886
Bank of the Ozarks Inc.	92,859	3,444,140
Boston Private Financial Holdings Inc.	616,432	4,031,465
Bridge Bancorp Inc.(b)	34,930	872,901
Bryn Mawr Bank Corp.	80,536	1,386,830
Camden National Corp.	63,820	2,211,363
Capital City Bank Group Inc.(b)	98,870	1,200,282
Cardinal Financial Corp.	239,489	2,301,489
Cathay General Bancorp(b)	648,819	7,714,458
Center Financial Corp.(a)	295,864	1,505,948
CenterState Banks Inc.	213,035	1,827,840
Century Bancorp Inc. Class A	28,098	671,261
Chemical Financial Corp.	201,126	4,151,241
Citizens & Northern Corp.(b)	100,857	1,311,141
Citizens Republic Bancorp Inc.(a)	3,240,316	2,919,849
City Holding Co.	129,998	3,987,039
CNB Financial Corp.(b)	100,873	1,387,004
CoBiz Financial Inc.	269,083	1,496,101
Columbia Banking System Inc.	324,789	6,382,104
Community Bank System Inc.	273,799	6,300,115

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2010

Security	Shares	Value
Community Trust Bancorp Inc.	112,398	$3,044,862
CVB Financial Corp.(b)	740,479	5,560,997
Eagle Bancorp Inc.(a)(b)	136,966	1,572,370
Encore Bancshares Inc.(a)(b)	66,531	478,358
Enterprise Financial Services Corp.(b)	123,675	1,150,177
F.N.B. Corp.	945,501	8,093,489
Financial Institutions Inc.	91,043	1,607,819
First Bancorp (North Carolina)	124,725	1,698,754
First BanCorp (Puerto Rico)(a)	2,634,747	737,729
First Bancorp Inc. (Maine)	72,545	1,003,297
First Busey Corp.(b)	436,072	1,984,128
First Commonwealth Financial Corp.	866,574	4,722,828
First Community Bancshares Inc.	131,528	1,696,711
First Financial Bancorp	478,530	7,981,880
First Financial Bankshares Inc.(b)	96,421	4,530,823
First Financial Corp.	91,101	2,687,479
First Interstate BancSystem Inc.	103,366	1,391,306
First Merchants Corp.	212,739	1,623,199
First Midwest Bancorp Inc.	612,416	7,061,156
First of Long Island Corp. (The)	57,563	1,437,924
First South Bancorp Inc.(b)	69,514	689,579
FirstMerit Corp.	891,376	16,330,008
German American Bancorp Inc.	92,514	1,587,540
Glacier Bancorp Inc.	594,538	8,680,255
Great Southern Bancorp Inc.(b)	84,402	1,837,432
Green Bankshares Inc.(a)(b)	98,395	668,102
Hancock Holding Co.	241,264	7,254,808
Hanmi Financial Corp.(a)(b)	849,239	1,087,026
Heartland Financial USA Inc.(b)	108,975	1,677,125
Heritage Financial Corp.(a)	81,856	1,145,984
Home Bancshares Inc.	182,551	3,709,436
Hudson Valley Holding Corp.	99,317	1,938,668
IBERIABANK Corp.	221,294	11,060,274
Independent Bank Corp. (Massachusetts)	176,077	3,965,254
International Bancshares Corp.(b)	438,851	7,412,193
K-Fed Bancorp(b)	32,184	253,932
Lakeland Bancorp Inc.	171,155	1,442,837
Lakeland Financial Corp.	134,195	2,504,079
MainSource Financial Group Inc.	167,681	1,281,083
MB Financial Inc.	437,285	7,092,763
Merchants Bancshares Inc.(b)	39,839	993,585
Metro Bancorp Inc.(a)	112,520	1,169,083
MidSouth Bancorp Inc.	62,138	879,253
MidWestOne Financial Group Inc.(b)	57,321	840,326
Nara Bancorp Inc.(a)	316,412	2,233,869
National Bankshares Inc.(b)	57,759	1,490,182
National Penn Bancshares Inc.	1,041,984	6,512,400
NBT Bancorp Inc.	285,026	6,290,524
Northfield Bancorp Inc.	149,906	1,621,983
Old National Bancorp	720,093	7,560,976
OmniAmerican Bancorp Inc.(a)	99,029	1,116,057
Oriental Financial Group Inc.	387,610	5,155,213
Orrstown Financial Services Inc.	55,888	1,294,366
Pacific Continental Corp.	153,268	1,387,075
PacWest Bancorp	254,950	4,859,347
Park National Corp.	103,159	6,606,302
Peapack-Gladstone Financial Corp.	72,860	858,291
Penns Woods Bancorp Inc.(b)	31,931	1,055,320
Peoples Bancorp Inc.	87,506	1,082,449
Pinnacle Financial Partners Inc.(a)	277,494	2,550,170
Porter Bancorp Inc.	29,459	295,768

Security	Shares	Value
PrivateBancorp Inc.	431,712	$4,917,200
Prosperity Bancshares Inc.	385,608	12,520,692
Renasant Corp.	206,331	3,138,294
Republic Bancorp Inc. Class A	81,568	1,723,532
S&T Bancorp Inc.	205,862	3,586,116
S.Y. Bancorp Inc.	84,074	2,086,717
Sandy Spring Bancorp Inc.	197,175	3,056,212
SCBT Financial Corp.	106,169	3,311,411
Sierra Bancorp(b)	79,133	977,293
Simmons First National Corp. Class A	141,577	4,002,382
Southside Bancshares Inc.	131,599	2,485,905
Southwest Bancorp Inc.	161,637	2,096,432
State Bancorp Inc.	138,469	1,243,452
Stellar One Corp.	190,267	2,420,196
Sterling Bancorp	223,779	1,944,639
Sterling Bancshares Inc.	755,328	4,056,111
Suffolk Bancorp	57,287	1,450,507
Susquehanna Bancshares Inc.	1,072,148	9,048,929
SVB Financial Group(a)	345,258	14,611,319
Taylor Capital Group Inc.(a)	79,644	913,517
Texas Capital Bancshares Inc.(a)	303,252	5,237,162
Tompkins Financial Corp.	65,866	2,612,246
Tower Bancorp Inc.	46,678	946,163
TowneBank(b)	195,608	2,926,296
TriCo Bancshares	116,316	1,787,777
TrustCo Bank Corp. NY	606,456	3,371,895
Trustmark Corp.	528,305	11,485,351
UMB Financial Corp.	262,412	9,318,250
Umpqua Holdings Corp.	947,202	10,741,271
Union First Market Bankshares Corp.	148,890	1,944,503
United Bankshares Inc.(b)	320,775	7,984,090
United Community Banks Inc.(a)(b)	784,896	1,758,167
Univest Corp. of Pennsylvania	138,310	2,414,893
Virginia Commerce Bancorp Inc.(a)	166,963	811,440
Washington Banking Co.	127,570	1,768,120
Washington Trust Bancorp Inc.	117,619	2,248,875
Webster Financial Corp.	540,074	9,483,699
WesBanco Inc.	191,902	3,135,679
West Bancorporation Inc.(a)	129,663	816,877
West Coast Bancorp(a)(b)	727,161	1,657,927
Westamerica Bancorporation	134,893	7,350,320
Western Alliance Bancorporation(a)	540,326	3,620,184
Whitney Holding Corp.	796,321	6,505,943
Wilshire Bancorp Inc.	162,340	1,061,704
Wintrust Financial Corp.	256,893	8,325,902
		463,470,009

BEVERAGES – 0.02%
Farmer Bros. Co.	52,781	844,496
		844,496

BIOTECHNOLOGY – 0.59%
Affymetrix Inc.(a)	529,485	2,414,452
Cambrex Corp.(a)	243,363	1,034,293
Celera Corp.(a)	621,304	4,187,589
CryoLife Inc.(a)	215,601	1,308,698
Cytokinetics Inc.(a)	32,695	86,315
Enzo Biochem Inc.(a)	29,560	112,328

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2010

Security	Shares	Value
Enzon Pharmaceuticals Inc.(a)	156,861	$1,764,686
Exelixis Inc.(a)	419,993	1,646,372
Inovio Pharmaceuticals Inc.(a)(b)	273,592	341,990
Lexicon Pharmaceuticals Inc.(a)	1,090,287	1,744,459
Martek Biosciences Corp.(a)(b)	275,409	6,232,506
Maxygen Inc.(a)	234,422	1,357,303
NuPathe Inc.(a)	5,657	40,787
Nymox Pharmaceutical Corp.(a)(b)	20,147	71,925
RTI Biologics Inc.(a)	429,708	1,130,132
SuperGen Inc.(a)	436,722	912,749
Transcept Pharmaceuticals Inc.(a)	11,832	82,469
		24,469,053

BUILDING MATERIALS – 0.72%
American DG Energy Inc.(a)(b)	40,005	119,215
Apogee Enterprises Inc.	233,927	2,140,432
Broadwind Energy Inc.(a)(b)	574,989	1,075,229
Builders FirstSource Inc.(a)(b)	317,226	723,275
Comfort Systems USA Inc.	312,686	3,355,121
Drew Industries Inc.(a)	99,689	2,079,512
Interline Brands Inc.(a)	247,594	4,466,596
LSI Industries Inc.	156,961	1,007,690
PGT Inc.(a)(b)	112,483	256,461
Quanex Building Products Corp.	247,044	4,266,450
Simpson Manufacturing Co. Inc.	20,390	525,654
Texas Industries Inc.(b)	171,436	5,403,663
Universal Forest Products Inc.	160,843	4,704,658
		30,123,956

CHEMICALS – 2.39%
A. Schulman Inc.	246,055	4,958,008
Aceto Corp.	211,555	1,436,458
American Vanguard Corp.	169,274	1,046,113
Arch Chemicals Inc.	74,417	2,611,293
Ferro Corp.(a)	399,900	5,154,711
Georgia Gulf Corp.(a)	278,078	4,543,795
H.B. Fuller Co.	376,148	7,474,061
Hawkins Inc.(b)	12,427	440,164
Innophos Holdings Inc.	131,651	4,357,648
KMG Chemicals Inc.	7,767	109,437
Kraton Performance Polymers Inc.(a)	14,122	383,412
Landec Corp.(a)	183,568	1,139,957
Minerals Technologies Inc.	143,089	8,430,804
NL Industries Inc.	39,961	362,846
Olin Corp.	273,684	5,517,469
OM Group Inc.(a)	255,325	7,690,389
PolyOne Corp.(a)	229,561	2,775,393
Quaker Chemical Corp.	25,178	819,796
Rockwood Holdings Inc.(a)	110,255	3,469,725
Sensient Technologies Corp.	409,555	12,487,332
Spartech Corp.(a)	137,440	1,128,382
TPC Group Inc.(a)	65,736	1,565,832
W.R. Grace & Co.(a)	506,244	14,144,457
Westlake Chemical Corp.	162,149	4,853,120
Zoltek Companies Inc.(a)(b)	231,420	2,249,402
		99,150,004

Security	Shares	Value
COAL – 0.43%
Cloud Peak Energy Inc.(a)	207,135	$3,780,214
Hallador Energy Co.(b)	3,582	41,659
International Coal Group Inc.(a)(b)	1,083,427	5,763,832
James River Coal Co.(a)	44,429	778,840
Patriot Coal Corp.(a)(b)	645,425	7,364,299
		17,728,844

COMMERCIAL SERVICES – 3.39%
ABM Industries Inc.	312,963	6,756,871
Advance America Cash Advance Centers Inc.	403,263	1,625,150
Albany Molecular Research Inc.(a)	196,043	1,250,754
AMN Healthcare Services Inc.(a)	151,977	781,162
Barrett Business Services Inc.	20,222	307,172
Bowne & Co. Inc.	84,465	956,988
CBIZ Inc.(a)	166,516	987,440
CDI Corp.	90,127	1,164,441
Compass Diversified Holdings	244,399	3,949,488
CRA International Inc.(a)	76,095	1,373,515
Cross Country Healthcare Inc.(a)	258,609	1,859,399
Deluxe Corp.	26,616	509,164
Electro Rent Corp.	136,922	1,818,324
Euronet Worldwide Inc.(a)(b)	404,963	7,285,284
Exponent Inc.(a)	6,879	231,066
GEO Group Inc. (The)(a)	226,373	5,285,810
Global Cash Access Inc.(a)	48,313	197,117
Great Lakes Dredge & Dock Corp.	317,003	1,841,787
H&E Equipment Services Inc.(a)	230,579	1,837,715
Hackett Group Inc. (The)(a)	89,246	368,586
HealthSpring Inc.(a)	479,283	12,384,673
Heidrick & Struggles International Inc.	133,239	2,595,496
Hill International Inc.(a)	163,335	731,741
Huron Consulting Group Inc.(a)	125,846	2,767,353
ICF International Inc.(a)	93,740	2,350,062
Kelly Services Inc. Class A(a)	196,717	2,307,490
Kendle International Inc.(a)	116,912	1,089,620
Korn/Ferry International(a)	357,822	5,918,376
LECG Corp.(a)	188,794	207,673
Live Nation Entertainment Inc.(a)	1,163,807	11,498,413
Mac-Gray Corp.	97,228	1,179,376
McGrath RentCorp	117,543	2,815,155
Michael Baker Corp.(a)	57,834	1,906,209
Multi-Color Corp.	89,161	1,373,079
Navigant Consulting Inc.(a)	320,388	3,726,112
On Assignment Inc.(a)	271,153	1,423,553
PDI Inc.(a)	14,900	130,226
PHH Corp.(a)	458,474	9,655,462
Prospect Medical Holdings Inc.(a)(b)	43,246	367,591
Rent-A-Center Inc.	544,317	12,181,814
RSC Holdings Inc.(a)(b)	404,624	3,018,495
SFN Group Inc.(a)	374,666	2,251,743
Stewart Enterprises Inc. Class A	669,622	3,609,263
Team Inc.(a)	146,489	2,521,076
TeleTech Holdings Inc.(a)	13,770	204,347
TrueBlue Inc.(a)	134,233	1,832,280
United Rentals Inc.(a)	499,284	7,409,375
Viad Corp.	148,544	2,872,841

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2010

Security	Shares	Value
Volt Information Sciences Inc.(a)	8,932	$64,310

		140,780,437

COMPUTERS – 1.48%
Agilysys Inc.(a)	139,690	907,985
CACI International Inc. Class A(a)	232,105	10,505,072
CIBER Inc.(a)	520,535	1,566,810
Computer Task Group Inc.(a)(b)	40,153	306,769
Cray Inc.(a)	168,375	1,111,275
Electronics For Imaging Inc.(a)	373,265	4,523,972
Furmanite Corp.(a)	33,809	164,988
Hutchinson Technology Inc.(a)(b)	193,970	673,076
Imation Corp.(a)	248,101	2,314,782
Insight Enterprises Inc.(a)	291,570	4,560,155
Integral Systems Inc.(a)	136,597	1,008,086
Limelight Networks Inc.(a)	66,429	390,602
Mentor Graphics Corp.(a)	499,838	5,283,287
Mercury Computer Systems Inc.(a)	174,760	2,102,363
Quantum Corp.(a)	161,914	343,258
RadiSys Corp.(a)	53,958	508,284
RealD Inc.(a)	63,904	1,181,585
Rimage Corp.(a)	79,077	1,300,026
Sigma Designs Inc.(a)(b)	220,483	2,533,350
Silicon Graphics International Corp.(a)	238,655	1,851,963
SMART Modular Technologies (WWH) Inc.(a)	177,997	1,073,322
SRA International Inc. Class A(a)	325,961	6,427,951
Stream Global Services Inc.(a)(b)	10,562	42,776
Sykes Enterprises Inc.(a)	301,210	4,090,432
Tier Technologies Inc. Class B(a)	60,088	332,887
Unisys Corp.(a)	208,923	5,828,952
Virtusa Corp.(a)	52,259	506,390

		61,440,398

COSMETICS & PERSONAL CARE – 0.11%
Elizabeth Arden Inc.(a)	200,087	3,999,739
Revlon Inc. Class A(a)(b)	45,578	575,194

		4,574,933

DISTRIBUTION & WHOLESALE – 0.43%
BMP Sunstone Corp.(a)(b)	187,650	1,426,140
Chindex International Inc.(a)	65,905	995,824
Core-Mark Holding Co. Inc.(a)	77,253	2,391,753
Owens & Minor Inc.	110,821	3,153,966
ScanSource Inc.(a)	221,480	6,143,855
United Stationers Inc.(a)	73,771	3,947,486

		18,059,024

DIVERSIFIED FINANCIAL SERVICES – 1.81%
Artio Global Investors Inc. Class A	22,298	341,159
Asset Acceptance Capital Corp.(a)(b)	126,810	680,970
Asta Funding Inc.(b)	87,860	670,372
Calamos Asset Management Inc. Class A	160,422	1,844,853
California First National Bancorp	15,891	201,339
Cohen & Steers Inc.(b)	28,447	617,300
CompuCredit Holdings Corp.(b)	80,000	385,600

Security	Shares	Value
Cowen Group Inc. Class A(a)	301,615	$992,313
Diamond Hill Investment Group Inc.	1,544	112,712
Doral Financial Corp.(a)(b)	159,687	265,080
Encore Capital Group Inc.(a)	35,991	648,558
Epoch Holding Corp.	8,762	112,855
Evercore Partners Inc. Class A	7,060	201,987
FBR Capital Markets Corp.(a)	438,253	1,376,114
Federal Agricultural Mortgage Corp. Class C NVS(b)	80,321	869,073
First Marblehead Corp. (The)(a)	462,668	1,082,643
GAMCO Investors Inc. Class A	22,761	876,981
GFI Group Inc.	230,529	1,069,655
Gleacher & Co. Inc.(a)	328,041	528,146
Higher One Holdings Inc.(a)	26,835	442,509
International Assets Holding Corp.(a)(b)	106,033	1,919,197
Investment Technology Group Inc.(a)	360,053	5,119,954
JMP Group Inc.	113,629	693,137
KBW Inc.	93,719	2,399,206
Knight Capital Group Inc. Class A(a)(b)	781,740	9,685,759
LaBranche & Co. Inc.(a)	311,017	1,212,966
Marlin Business Services Corp.(a)	71,094	853,128
MF Global Holdings Ltd.(a)	868,019	6,249,737
National Financial Partners Corp.(a)(b)	351,854	4,457,990
Nelnet Inc. Class A	198,787	4,548,247
NewStar Financial Inc.(a)	215,865	1,599,560
Ocwen Financial Corp.(a)	613,782	6,223,749
Oppenheimer Holdings Inc. Class A	83,794	2,342,042
Penson Worldwide Inc.(a)(b)	169,832	844,065
Piper Jaffray Companies, Inc.(a)	128,226	3,735,223
Rodman & Renshaw Capital Group Inc.(a)	15,293	32,880
Sanders Morris Harris Group Inc.	172,856	978,365
Stifel Financial Corp.(a)	26,791	1,240,155
Student Loan Corp. (The)	33,208	986,278
SWS Group Inc.	238,426	1,709,514
Teton Advisors Inc. Class B(c)	653	5,877
TradeStation Group Inc.(a)	253,291	1,666,655
Virtus Investment Partners Inc.(a)	3,553	107,514
Westwood Holdings Group Inc.	3,750	126,863
World Acceptance Corp.(a)(b)	67,867	2,997,007

		75,055,287

ELECTRIC – 3.68%
ALLETE Inc.	257,165	9,368,521
Ameresco Inc. Class A(a)	34,871	414,965
Avista Corp.	454,104	9,481,692
Black Hills Corp.	324,047	10,110,266
Central Vermont Public Service Corp.	99,874	2,014,459
CH Energy Group Inc.	130,545	5,764,867
Cleco Corp.	501,968	14,868,292
Dynegy Inc.(a)(b)	845,136	4,115,812
El Paso Electric Co.(a)	361,761	8,602,677
Empire District Electric Co. (The)	331,945	6,688,692
IDACORP Inc.	397,847	14,290,664
MGE Energy Inc.	190,930	7,558,919
NorthWestern Corp.	299,057	8,523,125
Otter Tail Corp.	279,652	5,702,104
Pike Electric Corp.(a)	136,525	993,902
PNM Resources Inc.	716,334	8,159,044
Portland General Electric Co.	622,658	12,627,504

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2010

Security	Shares	Value
UIL Holdings Corp.	416,359	$11,724,669
UniSource Energy Corp.	298,414	9,975,980
Unitil Corp.	90,549	1,987,551

		152,973,705

ELECTRICAL COMPONENTS & EQUIPMENT – 0.59%
Advanced Battery Technologies Inc.(a)(b)	169,632	608,979
Advanced Energy Industries Inc.(a)	112,160	1,464,810
Coleman Cable Inc.(a)(b)	4,742	28,405
Encore Wire Corp.	152,163	3,120,863
Energy Conversion Devices Inc.(a)(b)	314,693	1,579,759
EnerSys Inc.(a)	284,659	7,107,935
Generac Holdings Inc.(a)	102,942	1,404,129
Greatbatch Inc.(a)	191,392	4,438,380
Insteel Industries Inc.	138,624	1,244,844
Littelfuse Inc.(a)	26,213	1,145,508
Powell Industries Inc.(a)	73,604	2,290,556

		24,434,168

ELECTRONICS – 2.18%
Analogic Corp.	30,604	1,373,508
Bel Fuse Inc. Class B	82,544	1,718,566
Benchmark Electronics Inc.(a)	475,069	7,791,132
Brady Corp. Class A	403,982	11,784,155
Checkpoint Systems Inc.(a)	196,745	4,003,761
Cogent Inc.(a)	322,777	3,434,347
Coherent Inc.(a)	65,510	2,621,055
CTS Corp.	201,018	1,933,793
Cubic Corp.	73,939	3,016,711
Cymer Inc.(a)	188,402	6,985,946
Daktronics Inc.	227,296	2,232,047
Electro Scientific Industries Inc.(a)	209,176	2,323,945
FEI Co.(a)	228,310	4,468,027
ICx Technologies Inc.(a)(b)	82,495	622,837
L-1 Identity Solutions Inc.(a)	635,043	7,449,054
LaBarge Inc.(a)	17,272	215,727
Measurement Specialties Inc.(a)	120,959	2,235,322
Methode Electronics Inc.	130,960	1,189,117
Multi-Fineline Electronix Inc.(a)	11,139	244,947
OSI Systems Inc.(a)	34,495	1,252,858
OYO Geospace Corp.(a)	2,460	142,385
Park Electrochemical Corp.	65,319	1,720,503
Rofin-Sinar Technologies Inc.(a)	126,750	3,216,915
Rogers Corp.(a)	87,832	2,764,951
Spectrum Control Inc.(a)	66,157	973,831
TTM Technologies Inc.(a)	509,535	4,988,348
Viasystems Group Inc.(a)	10,159	154,417
Watts Water Technologies Inc. Class A	219,080	7,459,674
X-Rite Inc.(a)(b)	277,998	1,053,613
Zygo Corp.(a)	123,123	1,206,605

		90,578,097

ENERGY – ALTERNATE SOURCES – 0.12%
Evergreen Solar Inc.(a)(b)	1,602,062	1,175,914
Green Plains Renewable Energy Inc.(a)(b)	133,488	1,616,540
Headwaters Inc.(a)	502,844	1,810,238

Security	Shares	Value
Hoku Corp.(a)(b)	128,430	$350,614

		4,953,306

ENGINEERING & CONSTRUCTION – 0.91%
Argan Inc.(a)(b)	53,779	502,834
Dycom Industries Inc.(a)	317,853	3,175,351
EMCOR Group Inc.(a)	548,491	13,487,394
Granite Construction Inc.	287,886	6,546,527
Insituform Technologies Inc. Class A(a)	45,905	1,109,983
Layne Christensen Co.(a)	161,109	4,171,112
MYR Group Inc.(a)	141,749	2,323,266
Sterling Construction Co. Inc.(a)	134,168	1,661,000
Tutor Perini Corp.(a)	219,985	4,419,499
VSE Corp.	17,000	599,590

		37,996,556

ENTERTAINMENT – 0.93%
Ascent Media Corp. Class A(a)	117,510	3,138,692
Bluegreen Corp.(a)(b)	121,706	339,560
Carmike Cinemas Inc.(a)(b)	38,461	335,380
Churchill Downs Inc.	79,777	2,849,634
Cinemark Holdings Inc.	470,216	7,570,478
Isle of Capri Casinos Inc.(a)(b)	121,378	869,066
Lions Gate Entertainment Corp.(a)(b)	161,723	1,188,664
Pinnacle Entertainment Inc.(a)	442,490	4,933,763
Scientific Games Corp. Class A(a)	266,535	2,585,390
Speedway Motorsports Inc.	103,034	1,615,573
Steinway Musical Instruments Inc.(a)	47,501	817,967
Vail Resorts Inc.(a)(b)	299,834	11,249,772
Warner Music Group Corp.(a)	257,251	1,157,630

		38,651,569

ENVIRONMENTAL CONTROL – 0.25%
Darling International Inc.(a)	175,746	1,497,356
Energy Recovery Inc.(a)(b)	39,469	141,694
EnergySolutions Inc.	728,205	3,662,871
Fuel Tech Inc.(a)(b)	148,640	931,973
Met-Pro Corp.	113,527	1,145,487
Metalico Inc.(a)(b)	312,488	1,196,829
Mine Safety Appliances Co.	58,584	1,587,626
US Ecology Inc.	10,917	174,672

		10,338,508

FOOD – 1.84%
B&G Foods Inc. Class A	177,237	1,935,428
Cal-Maine Foods Inc.	11,474	332,517
Chiquita Brands International Inc.(a)	369,975	4,898,469
Dole Food Co. Inc.(a)(b)	298,883	2,734,779
Fresh Del Monte Produce Inc.(a)	328,165	7,121,180
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	191,993	760,292
Hain Celestial Group Inc.(a)	338,733	8,122,817
Imperial Sugar Co.(b)	101,222	1,323,984
Ingles Markets Inc. Class A	104,583	1,737,124
J&J Snack Foods Corp.	6,526	273,635
John B. Sanfilippo & Son Inc.(a)	65,617	866,144

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2010

Security	Shares	Value
M&F Worldwide Corp.(a)	83,828	$2,041,212
Nash-Finch Co.	103,606	4,407,399
Pilgrim’s Pride Corp.(a)	227,355	1,277,735
Ruddick Corp.	172,570	5,984,728
Sanderson Farms Inc.	20,576	890,735
Seaboard Corp.	2,680	4,746,280
Seneca Foods Corp. Class A(a)	69,636	1,823,767
Smart Balance Inc.(a)	281,501	1,092,224
Spartan Stores Inc.	187,598	2,720,171
Tootsie Roll Industries Inc.	19,478	484,613
TreeHouse Foods Inc.(a)	287,599	13,258,314
Village Super Market Inc. Class A	26,258	733,648
Weis Markets Inc.	90,530	3,542,439
Winn-Dixie Stores Inc.(a)	458,066	3,266,011
		76,375,645

FOREST PRODUCTS & PAPER – 1.13%
Boise Inc.(a)(b)	577,306	3,746,716
Buckeye Technologies Inc.	323,828	4,763,510
Cellu Tissue Holdings Inc.(a)	14,732	175,753
Clearwater Paper Corp.(a)	24,523	1,865,710
KapStone Paper and Packaging Corp.(a)	314,633	3,819,645
Louisiana-Pacific Corp.(a)(b)	1,048,943	7,940,498
Neenah Paper Inc.	62,354	947,781
P.H. Glatfelter Co.	377,434	4,589,597
Potlatch Corp.(b)	157,732	5,362,888
Rock-Tenn Co. Class A	211,972	10,558,325
Wausau Paper Corp.(a)	348,909	2,892,456
Xerium Technologies Inc.(a)(b)	11,780	155,260
		46,818,139

GAS – 2.55%
Chesapeake Utilities Corp.	77,728	2,815,308
Laclede Group Inc. (The)	184,175	6,339,303
New Jersey Resources Corp.	341,585	13,396,964
Nicor Inc.	374,463	17,157,895
Northwest Natural Gas Co.	219,733	10,426,331
Piedmont Natural Gas Co.	593,410	17,208,890
South Jersey Industries Inc.	203,620	10,073,081
Southwest Gas Corp.	375,291	12,606,025
WGL Holdings Inc.	418,922	15,826,873
		105,850,670

HAND & MACHINE TOOLS – 0.06%
Baldor Electric Co.	23,078	932,351
Franklin Electric Co. Inc.	15,753	522,370
Thermadyne Holdings Corp.(a)	66,811	944,039
		2,398,760

HEALTH CARE – PRODUCTS – 0.90%
Alphatec Holdings Inc.(a)	95,939	204,350
AngioDynamics Inc.(a)	205,837	3,136,956
Cantel Medical Corp.	107,264	1,737,677
CardioNet Inc.(a)	150,552	678,989
CONMED Corp.(a)	240,768	5,395,611

Security	Shares	Value
Cutera Inc.(a)	105,041	$850,832
Cynosure Inc. Class A(a)	80,720	824,151
Exactech Inc.(a)	22,218	362,598
Hanger Orthopedic Group Inc.(a)	106,980	1,555,489
ICU Medical Inc.(a)	74,272	2,769,603
Invacare Corp.	225,733	5,984,182
Medical Action Industries Inc.(a)	119,338	1,080,009
Merit Medical Systems Inc.(a)	22,479	357,191
NxStage Medical Inc.(a)	15,732	300,481
Palomar Medical Technologies Inc.(a)	64,785	669,229
Rochester Medical Corp.(a)(b)	13,208	144,099
Solta Medical Inc.(a)(b)	346,456	692,912
Steris Corp.	25,107	834,055
SurModics Inc.(a)	61,110	728,431
Symmetry Medical Inc.(a)	299,214	2,884,423
Syneron Medical Ltd.(a)	225,541	2,237,367
TomoTherapy Inc.(a)	266,629	938,534
Vital Images Inc.(a)	33,218	439,474
Wright Medical Group Inc.(a)	119,765	1,725,814
Young Innovations Inc.	30,488	872,262
		37,404,719

HEALTH CARE – SERVICES – 2.43%
Allied Healthcare International Inc.(a)	348,487	871,217
American Dental Partners Inc.(a)	123,264	1,486,564
AMERIGROUP Corp.(a)	372,081	15,802,280
AmSurg Corp.(a)	254,812	4,454,114
Assisted Living Concepts Inc. Class A(a)	81,907	2,493,249
Capital Senior Living Corp.(a)	224,809	1,198,232
Centene Corp.(a)	405,782	9,572,397
Continucare Corp.(a)	61,417	257,951
Ensign Group Inc. (The)	6,410	115,059
Five Star Quality Care Inc.(a)	262,093	1,323,570
Gentiva Health Services Inc.(a)	165,780	3,622,293
HealthSouth Corp.(a)	44,304	850,637
Healthways Inc.(a)	280,525	3,265,311
Kindred Healthcare Inc.(a)	325,230	4,234,495
Magellan Health Services Inc.(a)	275,754	13,026,619
MedCath Corp.(a)	170,937	1,721,336
Molina Healthcare Inc.(a)	52,977	1,429,849
National Healthcare Corp.	74,804	2,772,984
Psychiatric Solutions Inc.(a)	126,201	4,234,044
RehabCare Group Inc.(a)	169,342	3,424,095
Res-Care Inc.(a)	207,382	2,751,959
Select Medical Holdings Corp.(a)	413,371	3,182,957
Skilled Healthcare Group Inc. Class A(a)	164,991	648,415
Sun Healthcare Group Inc.(a)	618,522	5,238,881
Triple-S Management Corp. Class B(a)	168,837	2,844,903
U.S. Physical Therapy Inc.(a)	4,851	81,109
WellCare Health Plans Inc.(a)	350,649	10,154,795
		101,059,315

HOLDING COMPANIES – DIVERSIFIED – 0.03%
Harbinger Group Inc.(a)	76,554	424,875
Primoris Services Corp.(b)	148,987	974,375
		1,399,250

68	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2010

Security	Shares	Value
HOME BUILDERS – 0.59%
Beazer Homes USA Inc.(a)(b)	622,546	$2,571,115
Brookfield Homes Corp.(a)(b)	79,399	650,278
Cavco Industries Inc.(a)	43,634	1,566,897
Hovnanian Enterprises Inc. Class A(a)(b)	432,417	1,699,399
M/I Homes Inc.(a)	154,301	1,600,101
Meritage Homes Corp.(a)	264,775	5,194,885
Ryland Group Inc.	364,400	6,530,048
Skyline Corp.	57,026	1,155,347
Standard-Pacific Corp.(a)	879,803	3,492,818

		24,460,888

HOME FURNISHINGS – 0.35%
American Woodmark Corp.	70,138	1,243,547
Audiovox Corp. Class A(a)	144,205	986,362
Ethan Allen Interiors Inc.	135,145	2,359,632
Furniture Brands International Inc.(a)	387,064	2,082,404
Hooker Furniture Corp.	89,614	1,042,211
Kimball International Inc. Class B	261,011	1,521,694
La-Z-Boy Inc.(a)	377,667	3,187,510
Sealy Corp.(a)(b)	248,055	605,254
Universal Electronics Inc.(a)	70,957	1,479,453

		14,508,067

HOUSEHOLD PRODUCTS & WARES – 0.82%
ACCO Brands Corp.(a)	449,981	2,587,391
American Greetings Corp. Class A	306,477	5,697,407
Blyth Inc.	31,806	1,311,679
Central Garden & Pet Co. Class A(a)	466,985	4,837,965
CSS Industries Inc.	61,827	1,068,989
Ennis Inc.	168,795	3,019,742
Helen of Troy Ltd.(a)	253,554	6,412,381
Kid Brands Inc.(a)	83,588	718,857
Oil-Dri Corp. of America	35,408	761,626
Prestige Brands Holdings Inc.(a)	344,413	3,406,245
Spectrum Brands Holdings Inc.(a)	149,856	4,073,086
WD-40 Co.	7,059	268,383

		34,163,751

HOUSEWARES – 0.07%
Libbey Inc.(a)	134,751	1,774,671
Lifetime Brands Inc.(a)(b)	76,995	1,162,624

		2,937,295

INSURANCE – 6.23%
Alterra Capital Holdings Ltd.	796,774	15,871,738
Ambac Financial Group Inc.(a)(b)	2,239,729	1,243,050
American Equity Investment Life Holding Co.	485,499	4,971,510
American Physicians Capital Inc.	65,472	2,714,469
American Physicians Service Group Inc.	51,441	1,664,116
American Safety Insurance Holdings Ltd.(a)(b)	86,182	1,408,214
Amerisafe Inc.(a)	156,333	2,935,934
AmTrust Financial Services Inc.	183,238	2,660,616
Argo Group International Holdings Ltd.(b)	256,693	8,917,515
Baldwin & Lyons Inc. Class B	68,426	1,741,442
Citizens Inc.(a)(b)	303,586	2,091,708

Security	Shares	Value
CNA Surety Corp.(a)	147,308	$2,639,759
CNO Financial Group Inc.(a)	1,686,178	9,341,426
Delphi Financial Group Inc. Class A	393,167	9,825,243
Donegal Group Inc. Class A	92,952	1,214,883
EMC Insurance Group Inc.	39,862	849,858
Employers Holdings Inc.	250,553	3,951,221
Enstar Group Ltd.(a)	57,300	4,159,980
FBL Financial Group Inc. Class A	110,267	2,864,737
First American Financial Corp.	807,880	12,069,727
First Mercury Financial Corp.	119,250	1,202,040
Flagstone Reinsurance Holdings SA	429,056	4,552,284
FPIC Insurance Group Inc.(a)	81,415	2,856,852
Gerova Financial Group Ltd.(a)(b)	56,124	303,070
Global Indemnity PLC(a)	116,663	1,872,441
Greenlight Capital Re Ltd. Class A(a)	233,867	5,851,352
Hallmark Financial Services Inc.(a)	96,587	844,170
Harleysville Group Inc.	96,550	3,165,875
Horace Mann Educators Corp.	323,844	5,757,946
Infinity Property and Casualty Corp.	109,100	5,320,807
Kansas City Life Insurance Co.	34,722	1,082,979
Life Partners Holdings Inc.(b)	6,917	131,631
Maiden Holdings Ltd.	408,035	3,105,146
Meadowbrook Insurance Group Inc.	446,250	4,002,862
MGIC Investment Corp.(a)(b)	1,657,997	15,303,312
Montpelier Re Holdings Ltd.	587,974	10,183,710
National Interstate Corp.	54,677	1,190,318
National Western Life Insurance Co. Class A	18,065	2,541,384
Navigators Group Inc. (The)(a)	101,080	4,511,200
NYMAGIC Inc.	39,805	1,021,794
Phoenix Companies Inc. (The)(a)	967,566	2,031,889
Platinum Underwriters Holdings Ltd.	339,923	14,793,449
PMA Capital Corp. Class A(a)	268,902	2,027,521
PMI Group Inc. (The)(a)	1,120,341	4,111,651
Presidential Life Corp.	172,272	1,688,266
Primerica Inc.	198,136	4,030,086
Primus Guaranty Ltd.(a)(b)	135,629	618,468
ProAssurance Corp.(a)	268,862	15,483,763
Radian Group Inc.	1,099,499	8,598,082
RLI Corp.	151,602	8,583,705
Safety Insurance Group Inc.	103,990	4,369,660
SeaBright Insurance Holdings Inc.	183,410	1,478,285
Selective Insurance Group Inc.	440,502	7,175,778
State Auto Financial Corp.	120,210	1,828,394
Stewart Information Services Corp.(b)	143,786	1,627,658
Tower Group Inc.	182,719	4,266,489
United Fire & Casualty Co.	187,892	3,985,189
Universal American Corp.	263,423	3,885,489
Universal Insurance Holdings Inc.	142,661	640,548

		259,162,689

INTERNET – 1.27%
1-800-FLOWERS.COM Inc.(a)	207,273	391,746
BroadSoft Inc.(a)	14,541	125,925
DealerTrack Holdings Inc.(a)	53,566	914,907
Digital River Inc.(a)	286,777	9,761,889
EarthLink Inc.	891,910	8,107,462
ePlus Inc.(a)	30,540	655,083
Global Sources Ltd.(a)	12,827	96,844

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2010

Security	Shares	Value
InfoSpace Inc.(a)	260,505	$2,255,973
Internap Network Services Corp.(a)	431,714	2,119,716
Internet Brands Inc. Class A(a)	184,079	2,444,569
Internet Capital Group Inc.(a)	278,339	3,070,079
IntraLinks Holdings Inc.(a)	21,367	361,316
j2 Global Communications Inc.(a)	115,539	2,748,673
Keynote Systems Inc.	91,887	1,067,727
Knot Inc. (The)(a)	115,695	1,056,295
MediaMind Technologies Inc.(a)	10,515	145,107
ModusLink Global Solutions Inc.(a)	347,860	2,208,911
Online Resources Corp.(a)	147,219	653,652
PCTEL Inc.(a)	158,219	971,465
Perficient Inc.(a)	61,921	565,958
RealNetworks Inc.(a)	697,719	2,274,564
S1 Corp.(a)	431,419	2,247,693
Safeguard Scientifics Inc.(a)	154,025	1,929,933
TechTarget Inc.(a)	39,966	209,822
TeleCommunication Systems Inc.(a)	222,615	870,425
United Online Inc.	569,297	3,256,379
ValueClick Inc.(a)	149,756	1,958,808
Vasco Data Security International Inc.(a)	43,247	281,106

		52,752,027

INVESTMENT COMPANIES – 2.06%
American Capital Ltd.(a)	2,809,278	16,321,905
Apollo Investment Corp.	1,603,400	16,402,782
Arlington Asset Investment Corp. Class A	56,112	1,307,971
BlackRock Kelso Capital Corp.(d)	540,724	6,218,326
Capital Southwest Corp.	23,751	2,156,591
Fifth Street Finance Corp.	450,052	5,013,579
Gladstone Capital Corp.(b)	175,357	1,976,273
Gladstone Investment Corp.	183,713	1,230,877
Golub Capital BDC Inc.	61,516	941,195
Harris & Harris Group Inc.(a)(b)	256,832	1,096,673
Hercules Technology Growth Capital Inc.	301,752	3,050,713
Kayne Anderson Energy Development Co.	85,034	1,364,796
Main Street Capital Corp.(b)	122,218	1,942,044
MCG Capital Corp.	630,441	3,681,775
Medallion Financial Corp.	123,257	960,172
MVC Capital Inc.	189,928	2,463,366
NGP Capital Resources Co.	180,060	1,631,344
PennantPark Investment Corp.	292,996	3,108,688
PennyMac Mortgage Investment Trust(b)(d)	139,515	2,495,923
Prospect Capital Corp.(b)	630,143	6,118,688
Solar Capital Ltd.	47,779	1,024,860
THL Credit Inc.	74,809	881,250
TICC Capital Corp.	223,988	2,318,276
Triangle Capital Corp.(b)	122,594	1,959,052

		85,667,119

IRON & STEEL – 0.15%
Gibraltar Industries Inc.(a)	252,088	2,263,750
Metals USA Holdings Corp.(a)	45,074	585,061
Olympic Steel Inc.	76,052	1,748,435
Shiloh Industries Inc.(a)	22,600	218,768
Universal Stainless & Alloy Products Inc.(a)	56,284	1,382,335

		6,198,349

Security	Shares	Value
LEISURE TIME – 0.18%
Arctic Cat Inc.(a)	100,779	$1,032,985
Callaway Golf Co.	530,206	3,711,442
Johnson Outdoors Inc. Class A(a)(b)	36,755	471,199
Life Time Fitness Inc.(a)(b)	39,390	1,554,723
Multimedia Games Inc.(a)	201,232	744,559

		7,514,908

LODGING – 0.59%
Boyd Gaming Corp.(a)(b)	448,594	3,252,306
Gaylord Entertainment Co.(a)(b)	286,640	8,742,520
Marcus Corp.	169,750	2,011,538
Monarch Casino & Resort Inc.(a)	53,245	596,876
Morgans Hotel Group Co.(a)	116,227	850,782
Orient-Express Hotels Ltd. Class A(a)	750,548	8,368,610
Red Lion Hotels Corp.(a)	100,904	750,726

		24,573,358

MACHINERY – 0.82%
Alamo Group Inc.	50,435	1,126,214
Albany International Corp. Class A	182,660	3,455,927
Astec Industries Inc.(a)	164,718	4,699,404
Briggs & Stratton Corp.	155,518	2,956,397
Cascade Corp.	75,591	2,403,794
Cognex Corp.	68,954	1,849,346
Columbus McKinnon Corp.(a)	159,387	2,644,230
Flow International Corp.(a)	57,741	151,859
Gerber Scientific Inc.(a)	209,447	1,292,288
Intermec Inc.(a)	164,950	2,022,287
Intevac Inc.(a)	114,286	1,144,003
Kadant Inc.(a)	76,234	1,441,585
NACCO Industries Inc. Class A	3,730	325,965
Robbins & Myers Inc.	222,004	5,945,267
Tecumseh Products Co. Class A(a)	154,090	1,767,412
Twin Disc Inc.	60,667	846,305

		34,072,283

MACHINERY – DIVERSIFIED – 0.12%
Chart Industries Inc.(a)	236,578	4,816,728

		4,816,728

MANUFACTURING – 1.18%
A.O. Smith Corp.	13,953	807,739
American Railcar Industries Inc.(a)	78,313	1,227,948
Ameron International Corp.	76,005	5,165,300
AZZ Inc.	6,471	277,218
Barnes Group Inc.	52,046	915,489
Brink’s Co. (The)	62,601	1,439,823
Ceradyne Inc.(a)	209,730	4,897,195
CLARCOR Inc.	26,971	1,041,890
EnPro Industries Inc.(a)(b)	98,195	3,071,540
ESCO Technologies Inc.	218,760	7,275,958
Fabrinet(a)	24,216	383,097
Federal Signal Corp.	518,175	2,792,963
FreightCar America Inc.	99,452	2,446,519

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2010

Security	Shares	Value
GP Strategies Corp.(a)	86,990	$790,739
Griffon Corp.(a)	371,640	4,530,292
Hexcel Corp.(a)	143,891	2,559,821
Lydall Inc.(a)	141,927	1,044,583
Myers Industries Inc.	294,249	2,527,599
Smith & Wesson Holding Corp.(a)	30,283	107,807
Standex International Corp.	84,866	2,052,908
Tredegar Corp.	186,711	3,543,775
		48,900,203

MEDIA – 0.80%
A.H. Belo Corp. Class A(a)(b)	149,697	1,058,358
Beasley Broadcast Group Inc. Class A(a)	10,261	54,281
Cambium Learning Group Inc.(a)	21,044	67,341
CKX Inc.(a)	384,002	1,881,610
Courier Corp.	84,925	1,207,633
Crown Media Holdings Inc. Class A(a)(b)	173,722	415,196
Cumulus Media Inc. Class A(a)(b)	148,141	416,276
Dex One Corp.(a)	389,004	4,776,969
Dolan Co. (The)(a)	142,976	1,625,637
E.W. Scripps Co. (The) Class A(a)	263,994	2,080,273
Entercom Communications Corp.(a)	33,534	263,577
Fisher Communications Inc.(a)	54,090	942,789
Gray Television Inc.(a)(b)	403,173	810,378
Journal Communications Inc. Class A(a)	304,013	1,371,099
Lin TV Corp. Class A(a)	219,808	975,947
LodgeNet Interactive Corp.(a)(b)	146,000	408,800
Media General Inc. Class A(a)(b)	145,226	1,301,225
Mediacom Communications Corp. Class A(a)	333,377	2,203,622
Nexstar Broadcasting Group Inc.(a)	72,881	375,337
Outdoor Channel Holdings Inc.(a)	98,242	543,278
Playboy Enterprises Inc. Class B(a)	54,838	281,867
PRIMEDIA Inc.	97,824	371,731
Radio One Inc. Class D(a)(b)	264,714	232,975
Scholastic Corp.(b)	251,898	7,007,802
Sinclair Broadcast Group Inc. Class A(a)	343,934	2,414,417
World Wrestling Entertainment Inc.	25,590	355,957
		33,444,375

METAL FABRICATE & HARDWARE – 0.73%
A.M. Castle & Co.(a)	139,163	1,843,910
Ampco-Pittsburgh Corp.	64,264	1,595,032
CIRCOR International Inc.	132,668	4,192,309
Dynamic Materials Corp.	63,499	959,470
Haynes International Inc.	87,055	3,039,961
L.B. Foster Co. Class A(a)	84,895	2,456,861
Ladish Co. Inc.(a)	129,391	4,027,942
Lawson Products Inc.	33,552	512,339
Mueller Industries Inc.	269,577	7,141,095
Mueller Water Products Inc. Class A	85,258	257,479
Northwest Pipe Co.(a)	76,945	1,346,537
Worthington Industries Inc.	198,371	2,981,516
		30,354,451

MINING – 1.78%
Brush Engineered Materials Inc.(a)	154,199	4,385,420

Security	Shares	Value
Century Aluminum Co.(a)	526,244	$6,930,633
Coeur d’Alene Mines Corp.(a)(b)	680,934	13,564,205
Hecla Mining Co.(a)(b)	2,118,234	13,387,239
Horsehead Holding Corp.(a)	338,587	3,341,854
Kaiser Aluminum Corp.(b)	125,295	5,361,373
Molycorp Inc.(a)	117,739	3,330,836
RTI International Metals Inc.(a)	215,848	6,609,266
Thompson Creek Metals Co. Inc.(a)(b)	1,033,756	11,143,890
U.S. Energy Corp.(a)	222,453	1,009,937
USEC Inc.(a)(b)	946,570	4,912,698
		73,977,351

OFFICE FURNISHINGS – 0.11%
CompX International Inc.	2,457	32,506
Steelcase Inc. Class A	558,155	4,649,431
		4,681,937

OIL & GAS – 2.94%
Abraxas Petroleum Corp.(a)(b)	357,055	1,014,036
Alon USA Energy Inc.(b)	64,594	348,808
Approach Resources Inc.(a)	107,609	1,203,069
ATP Oil & Gas Corp.(a)(b)	367,079	5,010,628
Berry Petroleum Co. Class A	422,928	13,419,505
Bill Barrett Corp.(a)	379,925	13,677,300
BPZ Resources Inc.(a)(b)	619,455	2,372,513
Cheniere Energy Inc.(a)(b)	304,191	766,561
Clayton Williams Energy Inc.(a)	4,972	251,533
Contango Oil & Gas Co.(a)	33,941	1,702,481
Crosstex Energy Inc.(a)	330,469	2,610,705
CVR Energy Inc.(a)	252,634	2,084,230
Delek US Holdings Inc.	112,780	807,505
Delta Petroleum Corp.(a)(b)	1,540,442	1,211,712
Energy Partners Ltd.(a)	240,830	2,892,368
Gastar Exploration Ltd.(a)	363,034	1,459,397
GeoResources Inc.(a)	108,197	1,720,332
GMX Resources Inc.(a)(b)	256,546	1,246,814
Goodrich Petroleum Corp.(a)	201,025	2,928,934
Harvest Natural Resources Inc.(a)(b)	273,338	2,848,182
Kodiak Oil & Gas Corp.(a)	58,189	197,261
Miller Petroleum Inc.(a)(b)	150,129	809,195
Oasis Petroleum Inc.(a)	200,837	3,890,213
Parker Drilling Co.(a)	955,764	4,157,573
Penn Virginia Corp.	375,025	6,015,401
PetroCorp Inc. Escrow(c)	19,086	2
Petroleum Development Corp.(a)	158,648	4,378,685
PetroQuest Energy Inc.(a)	354,234	2,157,285
Pioneer Drilling Co.(a)	450,625	2,874,987
RAM Energy Resources Inc.(a)	41,037	64,018
Resolute Energy Corp.(a)(b)	288,142	3,186,851
Rex Energy Corp.(a)	221,256	2,832,077
Rosetta Resources Inc.(a)	168,065	3,947,847
Seahawk Drilling Inc.(a)	88,941	752,441
Stone Energy Corp.(a)	330,616	4,869,974
Swift Energy Co.(a)	312,705	8,780,756
VAALCO Energy Inc.(a)	371,893	2,134,666
Vantage Drilling Co.(a)	1,248,773	1,998,037
Venoco Inc.(a)	126,469	2,482,586

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2010

Security	Shares	Value
W&T Offshore Inc.	269,825	$2,860,145
Warren Resources Inc.(a)	496,234	1,970,049
Western Refining Inc.(a)(b)	427,814	2,241,745

		122,178,407

OIL & GAS SERVICES – 2.06%
Allis-Chalmers Energy Inc.(a)(b)	299,713	1,249,803
Basic Energy Services Inc.(a)	193,247	1,646,464
Cal Dive International Inc.(a)	776,140	4,245,486
Complete Production Services Inc.(a)	643,053	13,150,434
Dawson Geophysical Co.(a)	65,129	1,735,688
Global Geophysical Services Inc.(a)	63,287	461,362
Global Industries Ltd.(a)	835,590	4,570,677
Gulf Island Fabrication Inc.	119,302	2,171,296
Helix Energy Solutions Group Inc.(a)	864,820	9,634,095
Hercules Offshore Inc.(a)	956,506	2,534,741
Hornbeck Offshore Services Inc.(a)	191,423	3,730,834
Key Energy Services Inc.(a)	977,144	9,292,639
Matrix Service Co.(a)	185,168	1,620,220
Natural Gas Services Group Inc.(a)	100,876	1,489,939
Newpark Resources Inc.(a)	684,475	5,749,590
T-3 Energy Services Inc.(a)	108,847	2,846,349
Tesco Corp.(a)	251,192	3,021,840
Tetra Technologies Inc.(a)	556,066	5,671,873
Union Drilling Inc.(a)	122,847	550,355
Willbros Group Inc.(a)	394,813	3,620,435
World Fuel Services Corp.	256,169	6,662,956

		85,657,076

PACKAGING & CONTAINERS – 0.30%
AEP Industries Inc.(a)	18,904	446,512
Astronics Corp.(a)(b)	5,322	92,869
Graham Packaging Co. Inc.(a)	132,052	1,560,855
Graphic Packaging Holding Co.(a)	934,175	3,120,145
Silgan Holdings Inc.	226,356	7,175,485

		12,395,866

PHARMACEUTICALS – 1.26%
Alkermes Inc.(a)	566,230	8,295,269
BioScrip Inc.(a)	87,710	452,584
Caraco Pharmaceutical Laboratories Ltd.(a)(b)	66,816	359,470
Cornerstone Therapeutics Inc.(a)	66,594	470,154
Cypress Bioscience Inc.(a)	282,162	1,086,324
Emergent BioSolutions Inc.(a)	10,313	178,002
Furiex Pharmaceuticals Inc.(a)	9,288	104,769
Hi-Tech Pharmacal Co. Inc.(a)	7,651	154,856
Impax Laboratories Inc.(a)	55,216	1,093,277
Infinity Pharmaceuticals Inc.(a)(b)	35,461	195,390
Jazz Pharmaceuticals Inc.(a)(b)	7,521	80,700
Lannett Co. Inc.(a)(b)	61,917	283,580
Medicines Co. (The)(a)	196,447	2,789,547
Medicis Pharmaceutical Corp. Class A	498,646	14,784,854
Nutraceutical International Corp.(a)	77,479	1,215,646
Par Pharmaceutical Companies Inc.(a)	289,786	8,426,977
PharMerica Corp.(a)	157,494	1,500,918
Progenics Pharmaceuticals Inc.(a)	66,389	335,264

Security	Shares	Value
Schiff Nutrition International Inc.(b)	69,942	$573,524
Sucampo Pharmaceuticals Inc.(a)	89,058	333,967
ViroPharma Inc.(a)	643,704	9,597,627

		52,312,699

REAL ESTATE – 0.81%
Avatar Holdings Inc.(a)	73,944	1,410,851
Consolidated-Tomoka Land Co.	45,100	1,285,801
Forestar Group Inc.(a)	300,437	5,122,451
Government Properties Income Trust	228,171	6,092,166
HFF Inc. Class A(a)	53,149	493,223
Hilltop Holdings Inc.(a)	329,995	3,161,352
Kennedy-Wilson Holdings Inc.(a)	11,222	118,953
Resource Capital Corp.	366,221	2,325,503
Retail Opportunity Investments Corp.	343,773	3,289,907
Starwood Property Trust Inc.	393,610	7,821,031
Terreno Realty Corp.(a)	72,940	1,328,967
Thomas Properties Group Inc.(a)(b)	293,005	1,046,028
United Capital Corp.(a)	14,587	354,902

		33,851,135

REAL ESTATE INVESTMENT TRUSTS – 12.46%
Acadia Realty Trust	263,616	5,008,704
Agree Realty Corp.	72,592	1,832,948
Alexander’s Inc.	5,976	1,887,101
American Campus Communities Inc.(b)	539,895	16,434,404
American Capital Agency Corp.(b)	270,589	7,189,550
Anworth Mortgage Asset Corp.	980,979	6,994,380
Apollo Commercial Real Estate Finance Inc.	144,920	2,328,864
Ashford Hospitality Trust Inc.(a)(b)	333,544	3,018,573
Associated Estates Realty Corp.(b)	116,308	1,625,986
BioMed Realty Trust Inc.	939,094	16,828,565
CapLease Inc.	469,640	2,625,288
Capstead Mortgage Corp.	578,614	6,289,534
CBL & Associates Properties Inc.(b)	1,141,993	14,914,429
Cedar Shopping Centers Inc.	454,689	2,764,509
Chatham Lodging Trust(a)	71,481	1,330,261
Chesapeake Lodging Trust	63,120	1,032,643
Cogdell Spencer Inc.	358,183	2,263,717
Colonial Properties Trust(b)	579,615	9,383,967
Colony Financial Inc.	121,965	2,253,913
Cousins Properties Inc.	749,618	5,352,273
CreXus Investment Corp.	112,742	1,356,286
Cypress Sharpridge Investments Inc.	296,335	3,956,072
DCT Industrial Trust Inc.	1,745,420	8,360,562
DiamondRock Hospitality Co.(a)	1,276,336	12,112,429
DuPont Fabros Technology Inc.	212,341	5,340,376
Dynex Capital Inc.	131,392	1,416,406
EastGroup Properties Inc.	123,084	4,600,880
Education Realty Trust Inc.(b)	468,420	3,349,203
Entertainment Properties Trust	384,502	16,602,796
Equity Lifestyle Properties Inc.(b)	73,218	3,988,917
Equity One Inc.(b)	259,849	4,386,251
Excel Trust Inc.	124,923	1,407,882
Extra Space Storage Inc.	721,326	11,570,069
FelCor Lodging Trust Inc.(a)	414,819	1,908,167
First Industrial Realty Trust Inc.(a)(b)	519,677	2,634,762

72	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2010

Security	Shares	Value
First Potomac Realty Trust	305,424	$4,581,360
Franklin Street Properties Corp.	572,121	7,105,743
Getty Realty Corp.	95,978	2,575,090
Gladstone Commercial Corp.	71,158	1,221,071
Glimcher Realty Trust	703,064	4,323,844
Hatteras Financial Corp.	380,822	10,842,002
Healthcare Realty Trust Inc.(b)	515,274	12,052,259
Hersha Hospitality Trust(b)	907,848	4,702,653
Highwoods Properties Inc.	559,325	18,161,283
Home Properties Inc.	208,325	11,020,393
Hudson Pacific Properties Inc.	109,776	1,797,033
Inland Real Estate Corp.	613,201	5,095,700
Invesco Mortgage Capital Inc.	213,826	4,601,536
Investors Real Estate Trust(b)	622,960	5,220,405
iStar Financial Inc.(a)(b)	777,129	2,378,015
Kilroy Realty Corp.	449,281	14,889,172
Kite Realty Group Trust	452,013	2,006,938
LaSalle Hotel Properties(b)	577,394	13,505,246
Lexington Realty Trust(b)	797,365	5,709,133
LTC Properties Inc.(b)	175,506	4,478,913
Medical Properties Trust Inc.	919,844	9,327,218
MFA Financial Inc.	2,317,377	17,681,587
Mid-America Apartment Communities Inc.(b)	104,307	6,079,012
Mission West Properties Inc.	148,122	1,004,267
Monmouth Real Estate Investment Corp. Class A	221,555	1,732,560
MPG Office Trust Inc.(a)(b)	399,748	999,370
National Health Investors Inc.(b)	115,133	5,072,760
National Retail Properties Inc.	689,113	17,303,627
Newcastle Investment Corp.(a)(b)	516,657	1,601,637
NorthStar Realty Finance Corp.(b)	628,591	2,350,930
Omega Healthcare Investors Inc.(b)	619,927	13,917,361
One Liberty Properties Inc.	70,129	1,115,752
Parkway Properties Inc.	179,700	2,659,560
Pebblebrook Hotel Trust(a)	306,506	5,520,173
Pennsylvania Real Estate Investment Trust	455,858	5,406,476
Post Properties Inc.(b)	402,044	11,225,069
PS Business Parks Inc.	123,204	6,969,650
RAIT Financial Trust(a)(b)	706,712	1,166,075
Ramco-Gershenson Properties Trust(b)	312,072	3,342,291
Redwood Trust Inc.	644,289	9,316,419
Saul Centers Inc.	17,656	740,669
Sovran Self Storage Inc.	228,031	8,642,375
Strategic Hotels & Resorts Inc.(a)	869,768	3,687,816
Sun Communities Inc.	156,566	4,806,576
Sunstone Hotel Investors Inc.(a)(b)	813,849	7,381,610
Tanger Factory Outlet Centers Inc.	142,607	6,722,494
Two Harbors Investment Corp.	217,245	1,959,550
U-Store-It Trust	774,966	6,470,966
UMH Properties Inc.	82,102	881,776
Universal Health Realty Income Trust(b)	43,462	1,495,527
Urstadt Biddle Properties Inc. Class A(b)	160,878	2,908,674
Walter Investment Management Corp.	211,626	3,701,339
Washington Real Estate Investment Trust	376,863	11,957,863
Winthrop Realty Trust(b)	188,394	2,328,550

		518,096,035

RETAIL – 4.41%
99 Cents Only Stores(a)	54,951	1,037,475

Security	Shares	Value
AFC Enterprises Inc.(a)	39,305	$487,382
America’s Car-Mart Inc.(a)	38,359	965,880
Barnes & Noble Inc.(b)	318,299	5,159,627
Bebe Stores Inc.	220,715	1,591,355
Big 5 Sporting Goods Corp.	11,295	151,579
Biglari Holdings Inc.(a)	10,681	3,510,311
Bob Evans Farms Inc.	252,113	7,076,812
Bon-Ton Stores Inc. (The)(a)(b)	63,165	642,388
Books-A-Million Inc.(b)	59,786	358,716
Borders Group Inc.(a)(b)	411,528	489,718
Brown Shoe Co. Inc.	114,226	1,310,172
Buckle Inc. (The)(b)	11,126	295,284
Build-A-Bear Workshop Inc.(a)	143,399	867,564
Cabela’s Inc.(a)(b)	332,363	6,308,250
Casey’s General Stores Inc.	193,475	8,077,581
Cash America International Inc.	164,394	5,753,790
Casual Male Retail Group Inc.(a)	40,536	165,387
Charming Shoppes Inc.(a)	963,544	3,391,675
Children’s Place Retail Stores Inc. (The)(a)	22,612	1,102,787
Christopher & Banks Corp.	131,362	1,039,073
Collective Brands Inc.(a)	170,514	2,752,096
Conn’s Inc.(a)(b)	80,910	376,232
Cracker Barrel Old Country Store Inc.	14,153	718,406
Dillard’s Inc. Class A(b)	357,929	8,461,442
Domino’s Pizza Inc.(a)	193,907	2,563,451
Dress Barn Inc.(a)	29,767	706,966
EZCORP Inc.(a)	27,892	558,956
Finish Line Inc. (The) Class A	293,826	4,087,120
Fred’s Inc. Class A	323,720	3,819,896
Genesco Inc.(a)	178,374	5,329,815
Gordmans Stores Inc.(a)	21,211	244,987
Group 1 Automotive Inc.(a)	157,853	4,716,648
Haverty Furniture Companies Inc.	132,403	1,444,517
Hot Topic Inc.	214,768	1,286,460
Jack in the Box Inc.(a)	33,310	714,166
Kenneth Cole Productions Inc. Class A(a)	43,490	724,978
Landry’s Restaurants Inc.(a)	60,918	1,491,882
Lithia Motors Inc. Class A	162,151	1,555,028
MarineMax Inc.(a)	183,718	1,293,375
McCormick & Schmick’s Seafood Restaurants Inc.(a)	74,082	576,358
Men’s Wearhouse Inc. (The)	435,323	10,356,334
Movado Group Inc.(a)	129,496	1,408,917
New York & Co. Inc.(a)	195,476	502,373
O’Charley’s Inc.(a)	148,537	1,067,981
OfficeMax Inc.(a)	447,369	5,856,060
Pacific Sunwear of California Inc.(a)(b)	546,233	2,856,799
Pantry Inc. (The)(a)	173,346	4,179,372
Papa John’s International Inc.(a)	37,464	988,300
PC Connection Inc.(a)	80,470	549,610
Penske Automotive Group Inc.(a)	229,089	3,023,975
Pep Boys-Manny, Moe & Jack (The)	432,404	4,574,834
Red Robin Gourmet Burgers Inc.(a)	129,974	2,548,790
Regis Corp.	474,942	9,085,640
REX American Resources Corp.(a)	60,360	874,616
Rite Aid Corp.(a)(b)	4,240,902	3,999,171
Ruby Tuesday Inc.(a)	532,181	6,316,988
Rush Enterprises Inc. Class A(a)	262,599	4,028,269
Saks Inc.(a)(b)	1,119,566	9,628,268
Sally Beauty Holdings Inc.(a)	74,057	829,438
School Specialty Inc.(a)	101,266	1,317,471

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2010

Security	Shares	Value
Select Comfort Corp.(a)	67,844	$459,982
Shoe Carnival Inc.(a)	62,650	1,266,783
Sonic Automotive Inc.(a)	279,434	2,746,836
Stage Stores Inc.	318,892	4,145,596
Stein Mart Inc.(a)	132,873	1,173,269
Susser Holdings Corp.(a)	52,416	733,824
Systemax Inc.	15,137	185,882
Talbots Inc. (The)(a)(b)	74,542	976,500
Titan Machinery Inc.(a)	74,266	1,210,536
Tuesday Morning Corp.(a)	245,448	1,170,787
West Marine Inc.(a)	120,887	1,228,212
Wet Seal Inc. Class A(a)	227,967	772,808
		183,269,806

SAVINGS & LOANS – 2.20%
Abington Bancorp Inc.	174,072	1,834,719
Astoria Financial Corp.	714,216	9,734,764
BankFinancial Corp.	159,643	1,463,926
Beneficial Mutual Bancorp Inc.(a)	289,008	2,592,402
Berkshire Hills Bancorp Inc.	116,982	2,217,979
BofI Holding Inc.(a)(b)	58,435	693,623
Brookline Bancorp Inc.	486,858	4,858,843
Clifton Savings Bancorp Inc.(b)	82,763	711,762
Danvers Bancorp Inc.	157,014	2,407,025
Dime Community Bancshares Inc.	222,333	3,079,312
ESB Financial Corp.(b)	74,140	1,032,029
ESSA Bancorp Inc.	118,212	1,399,630
First Financial Holdings Inc.	137,763	1,534,680
Flagstar Bancorp Inc.(a)	390,842	711,332
Flushing Financial Corp.	259,338	2,997,947
Fox Chase Bancorp Inc.(a)	45,145	427,072
Heritage Financial Group(b)	14,856	125,088
Home Bancorp Inc.(a)(b)	63,809	853,764
Home Federal Bancorp Inc.	139,124	1,693,139
Investors Bancorp Inc.(a)	344,557	4,079,555
Kearny Financial Corp.	125,965	1,112,271
Meridian Interstate Bancorp Inc.(a)	75,961	800,629
NASB Financial Inc.(b)	29,589	489,698
NewAlliance Bancshares Inc.	876,511	11,061,569
Northwest Bancshares Inc.	915,713	10,246,828
OceanFirst Financial Corp.	120,837	1,482,670
Oritani Financial Corp.	320,476	3,198,350
Provident Financial Services Inc.	495,510	6,124,504
Provident New York Bancorp	323,566	2,714,719
Rockville Financial Inc.	67,498	775,552
Roma Financial Corp.	67,099	706,552
Territorial Bancorp Inc.	102,047	1,717,451
United Financial Bancorp Inc.	139,366	1,882,835
ViewPoint Financial Group	75,083	694,518
Waterstone Financial Inc.(a)(b)	61,287	244,535
Westfield Financial Inc.	246,623	1,923,659
WSFS Financial Corp.	48,019	1,801,193
		91,426,124

SEMICONDUCTORS – 1.72%
Actel Corp.(a)	77,617	1,237,991
Advanced Analogic Technologies Inc.(a)	284,260	997,753

Security	Shares	Value
Alpha & Omega Semiconductor Ltd.(a)	37,920	$430,771
ANADIGICS Inc.(a)	143,211	872,155
ATMI Inc.(a)	244,115	3,627,549
Axcelis Technologies Inc.(a)	791,983	1,528,527
AXT Inc.(a)	150,958	999,342
Brooks Automation Inc.(a)	224,088	1,503,630
Cabot Microelectronics Corp.(a)	152,015	4,891,843
CEVA Inc.(a)	11,599	165,866
Cohu Inc.	159,015	2,001,999
DSP Group Inc.(a)	192,703	1,348,921
Emulex Corp.(a)	670,979	7,005,021
Entegris Inc.(a)	738,189	3,447,343
Exar Corp.(a)	267,430	1,601,906
FormFactor Inc.(a)	415,766	3,575,588
GSI Technology Inc.(a)	46,610	267,075
Ikanos Communications Inc.(a)(b)	221,840	263,990
Integrated Device Technology Inc.(a)	512,574	2,998,558
Integrated Silicon Solution Inc.(a)	23,150	199,321
IXYS Corp.(a)	73,306	700,072
Kopin Corp.(a)	345,994	1,228,279
Microsemi Corp.(a)	425,085	7,290,208
Microtune Inc.(a)	388,614	1,126,981
MKS Instruments Inc.(a)	242,442	4,359,107
OmniVision Technologies Inc.(a)	102,417	2,359,688
Pericom Semiconductor Corp.(a)	186,021	1,616,522
Photronics Inc.(a)	445,157	2,354,880
Richardson Electronics Ltd.	86,074	903,777
Rudolph Technologies Inc.(a)	15,929	132,370
Silicon Image Inc.(a)	151,815	725,676
Standard Microsystems Corp.(a)	128,966	2,941,714
Tessera Technologies Inc.(a)	174,259	3,223,791
Ultratech Inc.(a)	38,323	655,323
Zoran Corp.(a)	384,143	2,934,852
		71,518,389

SOFTWARE – 1.25%
Accelrys Inc.(a)	214,747	1,494,639
American Reprographics Co.(a)	263,143	2,065,673
Avid Technology Inc.(a)	238,893	3,131,887
CDC Corp. Class A(a)	249,590	1,055,766
CSG Systems International Inc.(a)	151,152	2,755,501
Deltek Inc.(a)	11,041	88,438
Digi International Inc.(a)	173,805	1,649,410
DivX Inc.(a)	156,591	1,492,312
DynaVox Inc.(a)	68,762	558,347
Envestnet Inc.(a)	14,969	156,576
Epicor Software Corp.(a)	157,571	1,370,868
EPIQ Systems Inc.	253,417	3,106,892
Fair Isaac Corp.	344,309	8,490,660
FalconStor Software Inc.(a)	137,650	421,209
Global Defense Technology & Systems Inc.(a)	25,196	345,185
JDA Software Group Inc.(a)	281,676	7,143,303
ManTech International Corp. Class A(a)	15,791	625,324
MoneyGram International Inc.(a)(b)	73,793	180,055
QLIK Technologies Inc.(a)	25,987	573,013
Quest Software Inc.(a)	46,600	1,145,894
RealPage Inc.(a)	27,493	524,566
Schawk Inc.	12,915	238,411

74	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2010

Security	Shares	Value
SeaChange International Inc.(a)	122,336	$906,510
Smith Micro Software Inc.(a)	31,272	310,844
SYNNEX Corp.(a)	184,934	5,204,043
Take-Two Interactive Software Inc.(a)	530,910	5,383,427
THQ Inc.(a)	137,967	554,627
Trident Microsystems Inc.(a)	538,191	920,307
		51,893,687

STORAGE & WAREHOUSING – 0.11%
Mobile Mini Inc.(a)	301,929	4,631,591
		4,631,591

TELECOMMUNICATIONS – 2.55%
ADC Telecommunications Inc.(a)	116,378	1,474,509
Anaren Inc.(a)	108,842	1,827,457
Anixter International Inc.(a)	115,860	6,255,281
Applied Signal Technology Inc.	58,575	1,457,346
ARRIS Group Inc.(a)	846,910	8,274,311
Atlantic Tele-Network Inc.	4,431	218,182
Aviat Networks Inc.(a)	497,193	2,033,519
BigBand Networks Inc.(a)	221,942	630,315
Black Box Corp.	144,695	4,638,922
Calix Inc.(a)(b)	8,284	118,958
Cincinnati Bell Inc.(a)	1,199,789	3,203,437
Comtech Telecommunications Corp.(a)	148,852	4,071,102
Consolidated Communications Holdings Inc.	47,234	881,859
CPI International Inc.(a)	56,899	796,586
EMS Technologies Inc.(a)	120,905	2,252,460
Extreme Networks Inc.(a)	545,289	1,695,849
FiberTower Corp.(a)(b)	408,957	1,733,978
General Communication Inc. Class A(a)	391,745	3,905,698
Global Crossing Ltd.(a)	98,627	1,268,343
Globalstar Inc.(a)(b)	579,381	1,008,123
Globecomm Systems Inc.(a)	168,450	1,409,926
Harmonic Inc.(a)	633,419	4,357,923
Hughes Communications Inc.(a)	28,025	763,681
ICO Global Communications (Holdings) Ltd.(a)(b)	306,824	503,191
IDT Corp. Class B(a)(b)	117,695	2,093,794
Infinera Corp.(a)	56,622	660,779
Iridium Communications Inc.(a)(b)	283,715	2,422,926
Knology Inc.(a)	21,682	291,189
MasTec Inc.(a)	436,873	4,508,529
Motricity Inc.(a)	10,301	123,715
Newport Corp.(a)	212,344	2,407,981
Novatel Wireless Inc.(a)	234,027	1,844,133
Oplink Communications Inc.(a)	98,111	1,946,522
Opnext Inc.(a)	358,708	563,172
PAETEC Holding Corp.(a)	332,241	1,365,511
Powerwave Technologies Inc.(a)(b)	1,105,969	2,012,864
Preformed Line Products Co.	16,706	582,538
Premiere Global Services Inc.(a)	493,740	3,495,679
Shenandoah Telecommunications Co.	11,207	203,631
Sonus Networks Inc.(a)	306,268	1,081,126
Sycamore Networks Inc.	159,510	5,169,719
Symmetricom Inc.(a)	365,644	2,091,484
Tekelec(a)	490,077	6,351,398
TESSCO Technologies Inc.	17,826	268,638

Security	Shares	Value
USA Mobility Inc.	78,452	$1,257,586
UTStarcom Inc.(a)(b)	974,592	2,114,865
ViaSat Inc.(a)	174,556	7,175,997
Vonage Holdings Corp.(a)(b)	513,374	1,309,104
		106,123,836

TEXTILES – 0.21%
G&K Services Inc. Class A	152,729	3,491,385
UniFirst Corp.	117,022	5,166,521
		8,657,906

TOYS, GAMES & HOBBIES – 0.19%
JAKKS Pacific Inc.(a)	229,934	4,056,036
LeapFrog Enterprises Inc.(a)	46,935	257,204
RC2 Corp.(a)	162,131	3,396,644
		7,709,884

TRANSPORTATION – 2.67%
Air Transport Services Group Inc.(a)	445,142	2,710,915
American Commercial Lines Inc.(a)(b)	75,213	2,096,938
Arkansas Best Corp.	208,729	5,057,504
Atlas Air Worldwide Holdings Inc.(a)	213,624	10,745,287
Baltic Trading Ltd.	136,209	1,499,661
Bristow Group Inc.(a)	297,287	10,726,115
CAI International Inc.(a)	52,539	797,017
Celadon Group Inc.(a)	65,123	899,349
DHT Maritime Inc.	405,622	1,675,219
Dynamex Inc.(a)	43,614	665,114
Eagle Bulk Shipping Inc.(a)(b)	510,268	2,663,599
Excel Maritime Carriers Ltd.(a)(b)	331,833	1,864,901
Genco Shipping & Trading Ltd.(a)(b)	233,431	3,720,890
General Maritime Corp.	646,770	3,175,641
Golar LNG Ltd.	280,788	3,515,466
GulfMark Offshore Inc. Class A(a)	192,206	5,904,568
Horizon Lines Inc. Class A(b)	253,434	1,064,423
International Shipholding Corp.	46,731	1,319,683
Knightsbridge Tankers Ltd.(b)	142,453	2,692,362
Marten Transport Ltd.	108,528	2,515,679
Nordic American Tanker Shipping Ltd.(b)	387,938	10,381,221
Old Dominion Freight Line Inc.(a)	33,840	860,213
Overseas Shipholding Group Inc.	211,311	7,252,194
P.A.M. Transportation Services Inc.(a)	37,990	477,914
Patriot Transportation Holding Inc.(a)	11,320	793,872
PHI Inc.(a)	110,351	1,785,479
Quality Distribution Inc.(a)	53,600	341,432
RailAmerica Inc.(a)	192,549	1,854,247
Roadrunner Transportation Systems Inc.(a)	34,572	374,760
Saia Inc.(a)	132,269	1,974,776
Scorpio Tankers Inc.(a)	21,142	238,693
Ship Finance International Ltd.(b)	369,182	7,173,206
Teekay Tankers Ltd. Class A	225,130	2,928,941
Ultrapetrol (Bahamas) Ltd.(a)(b)	183,582	1,178,596
Universal Truckload Services Inc.(a)	48,476	759,134
USA Truck Inc.(a)	65,437	980,246
Werner Enterprises Inc.	303,648	6,221,748
		110,887,003

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

September 30, 2010

Security	Shares	Value
TRUCKING & LEASING – 0.34%
Aircastle Ltd.	417,516	$3,540,536
AMERCO(a)	70,577	5,609,460
Greenbrier Companies Inc. (The)(a)	155,229	2,420,020
TAL International Group Inc.	107,633	2,606,871

		14,176,887

WATER – 0.66%
American States Water Co.	154,158	5,515,773
Artesian Resources Corp. Class A	52,546	1,002,052
California Water Service Group	162,861	6,017,714
Connecticut Water Service Inc.	70,914	1,698,390
Consolidated Water Co. Ltd.	121,156	1,148,559
Middlesex Water Co.	126,974	2,138,242
PICO Holdings Inc.(a)	186,719	5,575,430
SJW Corp.	107,914	2,657,922
York Water Co. (The)(b)	104,987	1,682,942

		27,437,024

TOTAL COMMON STOCKS (Cost: $4,662,692,103)		4,148,736,882

SHORT-TERM INVESTMENTS – 7.55%

MONEY MARKET FUNDS – 7.55%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(d)(e)(f)	258,364,843	258,364,843
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(d)(e)(f)	52,367,947	52,367,947
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(d)(e)	3,109,427	3,109,427

		313,842,217

TOTAL SHORT-TERM INVESTMENTS (Cost: $313,842,217)		313,842,217

TOTAL INVESTMENTS IN SECURITIES – 107.36% (Cost: $4,976,534,320)		4,462,579,099

Other Assets, Less Liabilities – (7.36)%		(305,971,600)

NET ASSETS – 100.00%		$4,156,607,499

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

76	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.16%
APAC Customer Services Inc.(a)	4,991	$28,249
Clear Channel Outdoor Holdings Inc. Class A(a)	8,557	97,807
Gaiam Inc. Class A	3,867	25,870
Harte-Hanks Inc.	9,378	109,441
Interpublic Group of Companies Inc. (The)(a)	107,681	1,080,040
Lamar Advertising Co. Class A(a)	12,966	412,578
Marchex Inc. Class B	6,017	32,793
Omnicom Group Inc.	66,478	2,624,552

		4,411,330

AEROSPACE & DEFENSE – 1.91%
AAR Corp.(a)	8,484	158,311
AeroVironment Inc.(a)	3,144	69,954
Alliant Techsystems Inc.(a)	6,691	504,501
BE Aerospace Inc.(a)	21,292	645,361
Boeing Co. (The)	165,479	11,010,973
Curtiss-Wright Corp.	10,033	304,000
Ducommun Inc.	2,376	51,749
Esterline Technologies Corp.(a)	6,533	373,884
GenCorp Inc.(a)	12,212	60,083
General Dynamics Corp.	76,143	4,782,542
Goodrich Corp.	27,662	2,039,519
HEICO Corp.(b)	6,676	304,693
Herley Industries Inc.(a)	3,054	50,391
Kaman Corp.	6,105	160,012
Kratos Defense & Security Solutions Inc.(a)	1,139	12,130
L-3 Communications Holdings Inc.	24,624	1,779,577
LMI Aerospace Inc.(a)	1,908	30,375
Lockheed Martin Corp.	67,373	4,802,347
Moog Inc. Class A(a)	10,419	369,979
Northrop Grumman Corp.	66,382	4,024,741
Orbital Sciences Corp.(a)	13,351	204,270
Raytheon Co.	82,901	3,789,405
Rockwell Collins Inc.	34,750	2,024,188
Spirit AeroSystems Holdings Inc. Class A(a)	23,437	467,099
Teledyne Technologies Inc.(a)	8,184	325,887
TransDigm Group Inc.	10,344	641,845
Triumph Group Inc.	3,794	282,994
United Technologies Corp.	204,282	14,551,007

		53,821,817

AGRICULTURE – 1.83%
Alico Inc.	785	18,243
Alliance One International Inc.(a)	20,683	85,835
Altria Group Inc.	457,051	10,978,365
Andersons Inc. (The)	4,090	155,011
Archer-Daniels-Midland Co.	141,721	4,523,734
Bunge Ltd.	31,196	1,845,555
Cadiz Inc.(a)	2,559	26,255
Griffin Land & Nurseries Inc.	756	19,989
Limoneira Co.	694	13,977
Lorillard Inc.	33,138	2,661,313
MGP Ingredients Inc.	2,407	18,895

Security	Shares	Value
Monsanto Co.	119,517	$5,728,450
Philip Morris International Inc.	405,086	22,692,918
Reynolds American Inc.	37,252	2,212,396
Tejon Ranch Co.(a)	2,402	52,051
Universal Corp.	5,529	221,658
Vector Group Ltd.(b)	9,537	178,342

		51,432,987

AIRLINES – 0.30%
AirTran Holdings Inc.(a)	31,120	228,732
Alaska Air Group Inc.(a)	7,769	396,452
Allegiant Travel Co.	3,670	155,314
AMR Corp.(a)	74,669	468,175
Continental Airlines Inc. Class B(a)	29,289	727,539
Copa Holdings SA Class A	6,667	359,418
Delta Air Lines Inc.(a)	174,932	2,036,208
Hawaiian Holdings Inc.(a)	12,874	77,115
JetBlue Airways Corp.(a)	55,621	372,104
Pinnacle Airlines Corp.(a)	4,078	22,144
Republic Airways Holdings Inc.(a)	6,911	57,223
SkyWest Inc.	12,942	180,670
Southwest Airlines Co.	160,885	2,102,767
United Continental Holdings Inc.	37,765	892,387
US Airways Group Inc.(a)	36,770	340,123

		8,416,371

APPAREL – 0.65%
American Apparel Inc.(a)(b)	7,561	9,300
Carter’s Inc.(a)	12,603	331,837
Cherokee Inc.	1,625	29,640
Coach Inc.	67,296	2,891,036
Columbia Sportswear Co.	2,415	141,133
Crocs Inc.(a)	20,457	266,146
Deckers Outdoor Corp.(a)	8,767	437,999
Delta Apparel Inc.(a)	1,294	19,410
G-III Apparel Group Ltd.(a)	2,924	91,755
Guess? Inc.	13,462	546,961
Gymboree Corp.(a)	6,777	281,517
Hanesbrands Inc.(a)	21,240	549,266
Iconix Brand Group Inc.(a)	16,149	282,607
Joe’s Jeans Inc.(a)	9,343	19,714
Jones Apparel Group Inc.	19,765	388,185
K-Swiss Inc. Class A(a)	5,613	71,566
Lacrosse Footwear Inc.	1,044	14,418
Liz Claiborne Inc.(a)(b)	21,450	130,416
Maidenform Brands Inc.(a)	4,756	137,211
Nike Inc. Class B	79,011	6,331,942
Oxford Industries Inc.	3,325	79,069
Perry Ellis International Inc.(a)	2,459	53,729
Phillips-Van Heusen Corp.	12,609	758,557
Polo Ralph Lauren Corp.	12,391	1,113,455
Quiksilver Inc.(a)	30,980	121,132
R.G. Barry Corp.	1,867	19,211
SKECHERS U.S.A. Inc. Class A(a)	7,355	172,769
Steven Madden Ltd.(a)	5,407	222,011
Timberland Co. Class A(a)	9,905	196,218
True Religion Apparel Inc.(a)(b)	5,553	118,501
Unifi Inc.(a)	10,077	45,447

SCHEDULES OF INVESTMENTS	1

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
VF Corp.	18,753	$1,519,368
Volcom Inc.(a)	4,483	85,715
Warnaco Group Inc. (The)(a)	10,255	524,338
Weyco Group Inc.	1,608	38,946
Wolverine World Wide Inc.	11,344	329,089

		18,369,614

AUTO MANUFACTURERS – 0.51%
Force Protection Inc.(a)	14,737	74,274
Ford Motor Co.(a)(b)	732,055	8,960,353
Navistar International Corp.(a)	15,143	660,841
Oshkosh Corp.(a)	20,309	558,497
PACCAR Inc.	79,959	3,850,026
Tesla Motors Inc.(a)	3,356	68,479
Wabash National Corp.(a)	9,640	77,988

		14,250,458

AUTO PARTS & EQUIPMENT – 0.44%
American Axle & Manufacturing Holdings Inc.(a)	12,664	114,229
Amerigon Inc. Class A(a)	4,710	48,513
ArvinMeritor Inc.(a)	21,422	332,898
ATC Technology Corp.(a)	4,753	117,589
Autoliv Inc.	18,678	1,220,234
BorgWarner Inc.(a)	25,109	1,321,236
Commercial Vehicle Group Inc.(a)	3,020	30,744
Cooper Tire & Rubber Co.	13,322	261,511
Dana Holding Corp.(a)	31,916	393,205
Dorman Products Inc.(a)	2,457	75,725
Douglas Dynamics Inc.	779	9,621
Exide Technologies Inc.(a)	12,886	61,724
Federal-Mogul Corp. Class A(a)	5,067	95,817
Fuel Systems Solutions Inc.(a)(b)	3,302	129,141
Goodyear Tire & Rubber Co. (The)(a)	54,823	589,347
Johnson Controls Inc.	148,215	4,520,557
Lear Corp.(a)	10,514	829,870
Miller Industries Inc.	2,369	32,053
Modine Manufacturing Co.(a)	10,756	139,505
Spartan Motors Inc.	6,916	32,090
Standard Motor Products Inc.	2,971	31,285
Superior Industries International Inc.	4,939	85,346
Tenneco Inc.(a)	13,154	381,071
Titan International Inc.	7,424	100,744
TRW Automotive Holdings Corp.(a)	17,008	706,852
WABCO Holdings Inc.(a)	14,449	605,991

		12,266,898

BANKS – 4.34%
1st Source Corp.	3,316	57,566
1st United Bancorp Inc.(a)	1,465	9,420
Alliance Financial Corp.	796	24,063
American National Bankshares Inc.(b)	1,252	27,469
Ameris Bancorp(a)	5,392	50,415
Ames National Corp.	1,466	29,232
Arrow Financial Corp.	2,120	53,170
Associated Banc-Corp.	39,225	517,378
BancFirst Corp.	1,715	69,389
Banco Latinoamericano de Comercio Exterior SA Class E	5,871	84,836
Bancorp Inc. (The)(a)	3,067	20,518
Bancorp Rhode Island Inc.	1,050	29,327
BancorpSouth Inc.	19,360	274,525
Bank Mutual Corp.	9,737	50,535

Security	Shares	Value
Bank of America Corp.	2,205,375	$28,912,466
Bank of Hawaii Corp.	9,808	440,575
Bank of Marin Bancorp	1,094	35,271
Bank of New York Mellon Corp. (The)	266,430	6,961,816
Bank of the Ozarks Inc.	3,251	120,580
BB&T Corp.	151,781	3,654,886
BOK Financial Corp.	5,027	226,869
Boston Private Financial Holdings Inc.	16,819	109,996
Bridge Bancorp Inc.(b)	1,252	31,287
Bryn Mawr Bank Corp.	1,552	26,725
Camden National Corp.	1,713	59,355
Capital City Bank Group Inc.(b)	2,711	32,912
CapitalSource Inc.	65,714	350,913
Cardinal Financial Corp.	5,543	53,268
Cathay General Bancorp	17,854	212,284
Center Financial Corp.(a)	3,149	16,028
CenterState Banks Inc.	4,423	37,949
Century Bancorp Inc. Class A	1,211	28,931
Chemical Financial Corp.	5,314	109,681
Citizens & Northern Corp.	1,965	25,545
Citizens Republic Bancorp Inc.(a)	91,363	82,327
City Holding Co.	3,659	112,222
City National Corp.	9,713	515,469
CNB Financial Corp.	1,703	23,416
CoBiz Financial Inc.	8,555	47,566
Columbia Banking System Inc.	8,925	175,376
Comerica Inc.	39,002	1,448,924
Commerce Bancshares Inc.	15,233	572,608
Community Bank System Inc.	7,489	172,322
Community Trust Bancorp Inc.	3,292	89,180
Cullen/Frost Bankers Inc.	10,898	587,075
CVB Financial Corp.	19,032	142,930
Eagle Bancorp Inc.(a)	1,334	15,314
East West Bancorp Inc.	33,149	539,666
Encore Bancshares Inc.(a)	1,770	12,726
Enterprise Financial Services Corp.	2,259	21,009
F.N.B. Corp.	25,625	219,350
Fifth Third Bancorp	175,455	2,110,724
Financial Institutions Inc.	2,457	43,391
First Bancorp (North Carolina)	3,757	51,170
First BanCorp (Puerto Rico)(a)	17,009	4,763
First Bancorp Inc. (Maine)	1,904	26,332
First Busey Corp.(b)	10,741	48,872
First Citizens BancShares Inc. Class A	1,262	233,811
First Commonwealth Financial Corp.	19,151	104,373
First Community Bancshares Inc.	3,825	49,343
First Financial Bancorp	13,233	220,726
First Financial Bankshares Inc.(b)	4,592	215,778
First Financial Corp.	2,808	82,836
First Horizon National Corp.(a)	51,932	592,544
First Interstate BancSystem Inc.	1,082	14,564
First Merchants Corp.	4,936	37,662
First Midwest Bancorp Inc.	16,847	194,246
First of Long Island Corp. (The)	1,146	28,627
First South Bancorp Inc.(b)	1,816	18,015
FirstMerit Corp.	24,524	449,280

2	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Fulton Financial Corp.	45,122	$408,805
German American Bancorp Inc.	2,215	38,009
Glacier Bancorp Inc.	16,338	238,535
Great Southern Bancorp Inc.(b)	2,087	45,434
Green Bankshares Inc.(a)	677	4,597
Hancock Holding Co.	6,435	193,500
Hanmi Financial Corp.(a)(b)	11,272	14,428
Heartland Financial USA Inc.	2,713	41,753
Heritage Financial Corp.(a)(b)	1,743	24,402
Home Bancshares Inc.	4,407	89,550
Hudson Valley Holding Corp.	1,523	29,729
Huntington Bancshares Inc.	160,206	908,368
IBERIABANK Corp.	6,086	304,178
Independent Bank Corp. (Massachusetts)	5,171	116,451
International Bancshares Corp.(b)	12,087	204,149
K-Fed Bancorp	935	7,377
KeyCorp	195,622	1,557,151
Lakeland Bancorp Inc.	4,298	36,232
Lakeland Financial Corp.	3,947	73,651
M&T Bank Corp.	15,721	1,286,135
MainSource Financial Group Inc.	4,060	31,018
Marshall & Ilsley Corp.	112,349	790,937
MB Financial Inc.	12,107	196,376
Merchants Bancshares Inc.	987	24,616
Metro Bancorp Inc.(a)	2,922	30,360
MidSouth Bancorp Inc.	1,252	17,716
MidWestOne Financial Group Inc.	1,508	22,107
Nara Bancorp Inc.(a)	7,920	55,915
National Bankshares Inc.(b)	1,379	35,578
National Penn Bancshares Inc.	28,807	180,044
NBT Bancorp Inc.	7,439	164,179
Northern Trust Corp.	51,950	2,506,068
Northfield Bancorp Inc.	4,380	47,392
Old National Bancorp	19,865	208,582
OmniAmerican Bancorp Inc.(a)	2,734	30,812
Oriental Financial Group Inc.	13,397	178,180
Orrstown Financial Services Inc.	1,131	26,194
Pacific Continental Corp.	4,592	41,558
PacWest Bancorp	5,647	107,632
Park National Corp.	2,836	181,617
Peapack-Gladstone Financial Corp.	1,944	22,900
Penns Woods Bancorp Inc.(b)	737	24,358
Peoples Bancorp Inc.	2,300	28,451
Pinnacle Financial Partners Inc.(a)	7,347	67,519
PNC Financial Services Group Inc. (The)(c)	115,321	5,986,313
Popular Inc.(a)	225,016	652,546
Porter Bancorp Inc.	592	5,944
PrivateBancorp Inc.	11,387	129,698
Prosperity Bancshares Inc.	10,437	338,889
Regions Financial Corp.	275,976	2,006,346
Renasant Corp.	4,402	66,954
Republic Bancorp Inc. Class A	2,183	46,127
S&T Bancorp Inc.(b)	5,312	92,535
S.Y. Bancorp Inc.	2,614	64,879
Sandy Spring Bancorp Inc.	5,482	84,971
SCBT Financial Corp.	2,579	80,439
Sierra Bancorp	1,641	20,266
Signature Bank(a)	9,166	356,007
Simmons First National Corp. Class A	3,927	111,016
Southside Bancshares Inc.	2,776	52,439

Security	Shares	Value
Southwest Bancorp Inc.	5,427	$70,388
State Bancorp Inc.	3,214	28,862
State Street Corp.	109,969	4,141,433
Stellar One Corp.	5,041	64,122
Sterling Bancorp	6,886	59,839
Sterling Bancshares Inc.	22,059	118,457
Suffolk Bancorp	2,211	55,983
SunTrust Banks Inc.	110,289	2,848,765
Susquehanna Bancshares Inc.	29,473	248,752
SVB Financial Group(a)	9,187	388,794
Synovus Financial Corp.	162,233	399,093
Taylor Capital Group Inc.(a)	680	7,800
TCF Financial Corp.	32,219	521,626
Texas Capital Bancshares Inc.(a)	7,753	133,894
Tompkins Financial Corp.	2,113	83,802
Tower Bancorp Inc.	639	12,953
TowneBank(b)	4,681	70,028
TriCo Bancshares	3,066	47,124
TrustCo Bank Corp. NY	16,377	91,056
Trustmark Corp.	14,203	308,773
U.S. Bancorp	421,095	9,104,074
UMB Financial Corp.	7,346	260,856
Umpqua Holdings Corp.	26,051	295,418
Union First Market Bankshares Corp.	1,812	23,665
United Bankshares Inc.	8,558	213,009
United Community Banks Inc.(a)(b)	18,895	42,325
Univest Corp. of Pennsylvania	3,757	65,597
Valley National Bancorp	36,355	468,979
Virginia Commerce Bancorp Inc.(a)	1,441	7,003
Washington Banking Co.	1,176	16,299
Washington Trust Bancorp Inc.	3,331	63,689
Webster Financial Corp.	14,880	261,293
Wells Fargo & Co.	1,068,891	26,861,231
WesBanco Inc.	5,774	94,347
West Bancorporation Inc.(a)	3,922	24,709
West Coast Bancorp(a)(b)	11,750	26,790
Westamerica Bancorporation(b)	6,736	367,045
Western Alliance Bancorporation(a)	10,624	71,181
Whitney Holding Corp.	22,149	180,957
Wilmington Trust Corp.	20,690	185,796
Wilshire Bancorp Inc.	3,851	25,186
Wintrust Financial Corp.	6,859	222,300
Zions Bancorporation	38,042	812,577

		122,183,499

BEVERAGES – 2.13%
Boston Beer Co. Inc. (The) Class A(a)	1,915	128,056
Brown-Forman Corp. Class B NVS(b)	22,892	1,411,063
Coca-Cola Bottling Co. Consolidated	832	44,038
Coca-Cola Co. (The)	462,587	27,070,591
Coca-Cola Enterprises Inc.	70,453	2,184,043
Constellation Brands Inc. Class A(a)	40,914	723,769
Dr Pepper Snapple Group Inc.	54,266	1,927,528
Farmer Bros. Co.	1,481	23,696
Green Mountain Coffee Roasters Inc.(a)(b)	23,607	736,302
Hansen Natural Corp.(a)	15,008	699,673
Molson Coors Brewing Co. Class B NVS	29,140	1,375,991
National Beverage Corp.	2,247	31,458
Peet’s Coffee & Tea Inc.(a)	2,741	93,825

SCHEDULES OF INVESTMENTS	3

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
PepsiCo Inc.	353,978	$23,518,298

		59,968,331

BIOTECHNOLOGY – 1.36%
Abraxis BioScience Inc.(a)	1,748	135,190
Acorda Therapeutics Inc.(a)	8,924	294,671
Affymax Inc.(a)	3,672	21,848
Affymetrix Inc.(a)	15,207	69,344
Alexion Pharmaceuticals Inc.(a)	19,938	1,283,210
AMAG Pharmaceuticals Inc.(a)	4,784	82,333
Amgen Inc.(a)	210,313	11,590,349
Arena Pharmaceuticals Inc.(a)(b)	23,241	36,488
ARIAD Pharmaceuticals Inc.(a)	24,622	94,056
ArQule Inc.(a)	9,042	46,566
AspenBio Pharma Inc.(a)(b)	7,871	4,014
AVEO Pharmaceuticals Inc.(a)	2,060	22,948
Bio-Rad Laboratories Inc. Class A(a)	4,263	385,844
BioCryst Pharmaceuticals Inc.(a)	5,174	25,560
Biogen Idec Inc.(a)	53,036	2,976,380
BioMimetic Therapeutics Inc.(a)	3,757	42,830
BioSante Pharmaceuticals Inc.(a)	13,988	23,500
Biotime Inc.(a)	1,400	6,650
Cambrex Corp.(a)	6,147	26,125
Celera Corp.(a)	17,413	117,364
Celgene Corp.(a)	101,475	5,845,975
Celldex Therapeutics Inc.(a)(b)	7,751	31,004
Charles River Laboratories International Inc.(a)(b)	14,883	493,372
CryoLife Inc.(a)	5,892	35,764
Curis Inc.(a)	14,492	19,854
Cytokinetics Inc.(a)	11,272	29,758
Cytori Therapeutics Inc.(a)(b)	5,812	28,421
CytRx Corp.(a)(b)	23,982	17,984
Enzo Biochem Inc.(a)	6,699	25,456
Enzon Pharmaceuticals Inc.(a)	8,514	95,783
Exact Sciences Corp.(a)	2,087	15,110
Exelixis Inc.(a)	22,962	90,011
Genomic Health Inc.(a)	3,737	49,926
Genzyme Corp.(a)	58,867	4,167,195
Geron Corp.(a)(b)	24,400	134,932
Halozyme Therapeutics Inc.(a)	16,931	130,538
Human Genome Sciences Inc.(a)	41,715	1,242,690
Illumina Inc.(a)	27,184	1,337,453
ImmunoGen Inc.(a)	15,826	99,229
Immunomedics Inc.(a)(b)	13,625	43,873
Incyte Corp.(a)	19,094	305,313
Inhibitex Inc.(a)	3,351	6,032
Inovio Pharmaceuticals Inc.(a)	17,636	22,045
Integra LifeSciences Holdings Corp.(a)	4,053	159,931
InterMune Inc.(a)	10,186	138,733
Lexicon Pharmaceuticals Inc.(a)	30,089	48,142
Life Technologies Corp.(a)	39,724	1,854,714
Martek Biosciences Corp.(a)(b)	7,701	174,274
Maxygen Inc.(a)	5,234	30,305
Micromet Inc.(a)(b)	16,269	109,328
Momenta Pharmaceuticals Inc.(a)	8,348	125,637
Myriad Genetics Inc.(a)	21,837	358,345
Nanosphere Inc.(a)	1,611	8,103
Nektar Therapeutics(a)	20,512	302,962
Neuralstem Inc.(a)	2,884	7,268

Security	Shares	Value
Novavax Inc.(a)(b)	15,447	$33,829
NuPathe Inc.(a)	786	5,667
Nymox Pharmaceutical Corp.(a)	4,064	14,509
Omeros Corp.(a)	1,550	11,300
Optimer Pharmaceuticals Inc.(a)(b)	6,925	63,502
Orexigen Therapeutics Inc.(a)(b)	6,986	41,427
PDL BioPharma Inc.	27,972	147,133
Peregrine Pharmaceuticals Inc.(a)	3,481	5,047
Regeneron Pharmaceuticals Inc.(a)	14,768	404,643
RTI Biologics Inc.(a)	13,590	35,742
Sangamo BioSciences Inc.(a)(b)	11,987	41,115
Savient Pharmaceuticals Inc.(a)	15,639	357,664
Seattle Genetics Inc.(a)	18,787	291,762
Sequenom Inc.(a)	13,777	96,577
StemCells Inc.(a)(b)	21,292	17,672
SuperGen Inc.(a)	11,603	24,250
Talecris Biotherapeutics Holdings Corp.(a)	11,377	260,306
Transcept Pharmaceuticals Inc.(a)(b)	1,197	8,343
Vertex Pharmaceuticals Inc.(a)	44,241	1,529,411
Vical Inc.(a)(b)	8,767	19,550
ZIOPHARM Oncology Inc.(a)	3,467	13,001

		38,293,180

BUILDING MATERIALS – 0.16%
AAON Inc.(b)	3,082	72,489
American DG Energy Inc.(a)(b)	4,134	12,319
Apogee Enterprises Inc.	6,170	56,456
Armstrong World Industries Inc.(a)	4,903	203,524
Broadwind Energy Inc.(a)(b)	10,852	20,293
Builders FirstSource Inc.(a)	8,619	19,651
Comfort Systems USA Inc.	8,885	95,336
Drew Industries Inc.(a)	4,592	95,789
Eagle Materials Inc.	10,030	237,711
Interline Brands Inc.(a)	7,827	141,199
Lennox International Inc.	10,574	440,830
LSI Industries Inc.	3,989	25,609
Martin Marietta Materials Inc.(b)	10,200	785,094
Masco Corp.	76,589	843,245
NCI Building Systems Inc.(a)	4,182	39,855
Owens Corning(a)	24,275	622,168
PGT Inc.(a)	4,225	9,633
Quanex Building Products Corp.	8,269	142,806
Simpson Manufacturing Co. Inc.	9,100	234,598
Texas Industries Inc.	4,870	153,502
Trex Co. Inc.(a)	3,948	75,288
Universal Forest Products Inc.	4,301	125,804
USG Corp.(a)	12,942	170,705

		4,623,904

CHEMICALS – 1.93%
A. Schulman Inc.	6,057	122,049
Aceto Corp.	5,505	37,379
Air Products and Chemicals Inc.	46,525	3,853,200
Airgas Inc.	18,442	1,253,134
Albemarle Corp.	20,535	961,243
American Vanguard Corp.	3,959	24,467
Arch Chemicals Inc.	4,131	144,957
Ashland Inc.	17,517	854,304

4	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Balchem Corp.	5,870	$181,148
Cabot Corp.	14,599	475,489
Celanese Corp. Series A	33,462	1,074,130
CF Industries Holdings Inc.	15,481	1,478,435
Codexis Inc.(a)	1,322	12,691
Cytec Industries Inc.	10,667	601,405
Dow Chemical Co. (The)	253,422	6,958,968
E.I. du Pont de Nemours and Co.	198,979	8,878,443
Eastman Chemical Co.	16,076	1,189,624
Ecolab Inc.	51,496	2,612,907
Ferro Corp.(a)	18,787	242,164
FMC Corp.	15,527	1,062,202
Georgia Gulf Corp.(a)	5,670	92,648
H.B. Fuller Co.	10,855	215,689
Hawkins Inc.(b)	1,856	65,740
Huntsman Corp.	38,525	445,349
Innophos Holdings Inc.	3,757	124,357
International Flavors & Fragrances Inc.	17,695	858,561
Intrepid Potash Inc.(a)(b)	9,306	242,607
KMG Chemicals Inc.	1,326	18,683
Kraton Performance Polymers Inc.(a)	2,558	69,450
Landec Corp.(a)	4,730	29,373
Lubrizol Corp.	15,110	1,601,207
Minerals Technologies Inc.	4,095	241,277
Mosaic Co. (The)	34,974	2,055,072
NewMarket Corp.	2,254	256,235
NL Industries Inc.	1,558	14,147
Olin Corp.	17,884	360,541
OM Group Inc.(a)	6,655	200,449
OMNOVA Solutions Inc.(a)	8,767	63,035
PolyOne Corp.(a)	20,073	242,683
PPG Industries Inc.	36,872	2,684,282
Praxair Inc.	67,157	6,061,591
Quaker Chemical Corp.	2,319	75,507
Rockwood Holdings Inc.(a)	11,047	347,649
RPM International Inc.	29,269	583,038
Sensient Technologies Corp.	11,429	348,470
Sherwin-Williams Co. (The)	19,834	1,490,327
Sigma-Aldrich Corp.	27,068	1,634,366
Solutia Inc.(a)	26,876	430,553
Spartech Corp.(a)	6,875	56,444
Stepan Co.	1,864	110,181
TPC Group Inc.(a)	545	12,982
Valspar Corp. (The)	22,306	710,446
W.R. Grace & Co.(a)	16,756	468,163
Westlake Chemical Corp.	4,146	124,090
Zep Inc.	4,749	82,823
Zoltek Companies Inc.(a)	6,642	64,560

		54,500,914

COAL – 0.32%
Alpha Natural Resources Inc.(a)	25,902	1,065,867
Arch Coal Inc.	36,388	971,924
Cloud Peak Energy Inc.(a)	7,000	127,750
CONSOL Energy Inc.	50,132	1,852,879
Hallador Energy Co.(b)	837	9,734
International Coal Group Inc.(a)(b)	25,924	137,916
James River Coal Co.(a)	7,040	123,411
L&L Energy Inc.(a)	1,007	8,076
Massey Energy Co.	23,171	718,764
Patriot Coal Corp.(a)(b)	16,581	189,189
Peabody Energy Corp.	59,317	2,907,126
Walter Energy Inc.	11,989	974,586

		9,087,222

Security	Shares	Value
COMMERCIAL SERVICES – 1.90%
Aaron’s Inc.	16,251	$299,831
ABM Industries Inc.	10,697	230,948
Accretive Health Inc.(a)	702	7,603
Administaff Inc.	5,044	135,835
Advance America Cash Advance Centers Inc.	9,208	37,108
Advisory Board Co. (The)(a)	3,311	146,181
Albany Molecular Research Inc.(a)	5,627	35,900
Alliance Data Systems Corp.(a)(b)	11,973	781,358
American Public Education Inc.(a)(b)	4,024	132,229
AMN Healthcare Services Inc.(a)	7,493	38,514
Apollo Group Inc. Class A(a)	28,446	1,460,702
Arbitron Inc.	5,917	165,498
Avis Budget Group Inc.(a)	22,587	263,139
Barrett Business Services Inc.	1,990	30,228
Bowne & Co. Inc.	9,269	105,018
Bridgepoint Education Inc.(a)(b)	2,922	45,174
Capella Education Co.(a)	3,360	260,803
Cardtronics Inc.(a)	5,423	83,677
Career Education Corp.(a)	15,081	323,789
Cass Information Systems Inc.	1,514	51,945
CBIZ Inc.(a)	10,218	60,593
CDI Corp.	2,752	35,556
Cenveo Inc.(a)	11,603	58,363
Chemed Corp.	5,222	297,497
Coinstar Inc.(a)(b)	7,198	309,442
Compass Diversified Holdings	7,824	126,436
Consolidated Graphics Inc.(a)	2,294	95,086
Convergys Corp.(a)	22,351	233,568
CoreLogic Inc.	25,679	492,010
Corinthian Colleges Inc.(a)	18,411	129,245
Corporate Executive Board Co. (The)	8,080	255,005
Corrections Corp. of America(a)	23,728	585,607
CorVel Corp.(a)	1,647	69,915
CoStar Group Inc.(a)(b)	4,709	229,375
CPI Corp.	1,176	30,435
CRA International Inc.(a)	2,524	45,558
Cross Country Healthcare Inc.(a)	6,893	49,561
Deluxe Corp.	11,162	213,529
DeVry Inc.	14,004	689,137
Diamond Management & Technology Consultants Inc.	4,837	60,462
Dollar Financial Corp.(a)	5,028	104,934
Dollar Thrifty Automotive Group Inc.(a)	6,262	313,977
Education Management Corp.(a)(b)	7,754	113,829
Electro Rent Corp.	4,592	60,982
Emergency Medical Services Corp. Class A(a)	6,618	352,408
Equifax Inc.	28,330	883,896
Euronet Worldwide Inc.(a)	11,323	203,701
ExlService Holdings Inc.(a)	2,908	56,561
Exponent Inc.(a)	3,221	108,193
Forrester Research Inc.(a)	3,272	108,238
Franklin Covey Co.(a)	3,121	24,812
FTI Consulting Inc.(a)	10,561	366,361

SCHEDULES OF INVESTMENTS	5

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Gartner Inc.(a)	15,357	$452,110
Genpact Ltd.(a)	13,598	241,093
GEO Group Inc. (The)(a)	12,524	292,435
Global Cash Access Inc.(a)	9,494	38,736
Grand Canyon Education Inc.(a)	5,687	124,716
Great Lakes Dredge & Dock Corp.	10,692	62,121
Green Dot Corp. Class A(a)	1,150	55,752
H&E Equipment Services Inc.(a)	6,262	49,908
H&R Block Inc.	62,133	804,622
Hackett Group Inc. (The)(a)	9,197	37,984
Healthcare Services Group Inc.	9,434	215,001
HealthSpring Inc.(a)	11,443	295,687
Heartland Payment Systems Inc.	8,090	123,130
Heidrick & Struggles International Inc.	3,921	76,381
Hertz Global Holdings Inc.(a)(b)	42,783	453,072
Hewitt Associates Inc. Class A(a)	20,695	1,043,649
Hill International Inc.(a)	5,206	23,323
Hillenbrand Inc.	13,777	296,343
HMS Holdings Corp.(a)	5,663	333,777
Hudson Highland Group Inc.(a)	2,087	7,179
Huron Consulting Group Inc.(a)	4,664	102,561
ICF International Inc.(a)	2,733	68,516
Iron Mountain Inc.	39,046	872,288
ITT Educational Services Inc.(a)(b)	7,706	541,501
K12 Inc.(a)(b)	5,270	152,988
KAR Auction Services Inc.(a)	6,298	79,418
Kelly Services Inc. Class A(a)	6,573	77,101
Kendle International Inc.(a)	3,984	37,131
Kenexa Corp.(a)	5,768	101,055
Kforce Inc.(a)	6,955	95,423
Korn/Ferry International(a)	10,311	170,544
Landauer Inc.	2,087	130,709
Learning Tree International Inc.	1,959	19,825
LECG Corp.(a)	5,652	6,217
Lender Processing Services Inc.	20,024	665,398
Lincoln Educational Services Corp.(a)	2,536	36,544
Live Nation Entertainment Inc.(a)	32,383	319,944
Mac-Gray Corp.	2,285	27,717
Manpower Inc.	18,432	962,150
MasterCard Inc. Class A	21,292	4,769,408
MAXIMUS Inc.	3,999	246,258
McGrath RentCorp	5,537	132,611
McKesson Corp.	59,611	3,682,768
Medifast Inc.(a)	2,665	72,301
MedQuist Inc.(a)	2,087	18,282
Michael Baker Corp.(a)	1,573	51,846
Midas Inc.(a)	3,209	24,420
Monro Muffler Brake Inc.	4,111	189,558
Monster Worldwide Inc.(a)	29,155	377,849
Moody’s Corp.	43,837	1,095,048
Morningstar Inc.(a)	4,428	197,312
Multi-Color Corp.	2,929	45,107
National American University Holdings Inc.	1,717	11,538
National Research Corp.	338	8,815
Navigant Consulting Inc.(a)	10,734	124,836
On Assignment Inc.(a)	7,577	39,779
PAREXEL International Corp.(a)	12,661	292,849
PDI Inc.(a)	1,967	17,192
Pharmaceutical Product Development Inc.	23,823	590,572
PHH Corp.(a)	12,660	266,620

Security	Shares	Value
Pre-Paid Legal Services Inc.(a)(b)	1,275	$79,675
Princeton Review Inc. (The)(a)	3,026	6,173
Prospect Medical Holdings Inc.(a)(b)	2,087	17,739
Providence Service Corp. (The)(a)	1,785	29,256
Quanta Services Inc.(a)	46,789	892,734
R.R. Donnelley & Sons Co.	43,837	743,476
Rent-A-Center Inc.	14,660	328,091
Resources Connection Inc.	10,618	146,104
Robert Half International Inc.	33,750	877,500
Rollins Inc.	9,967	233,028
RSC Holdings Inc.(a)	10,655	79,486
Rural/Metro Corp.(a)	1,200	10,212
Saba Software Inc.(a)	5,374	29,235
SAIC Inc.(a)	65,937	1,053,673
Senomyx Inc.(a)	2,366	9,417
Service Corp. International	56,264	484,996
SFN Group Inc.(a)	12,489	75,059
Sotheby’s	15,239	561,100
Standard Parking Corp.(a)	2,229	38,116
Steiner Leisure Ltd.(a)	3,087	117,615
Stewart Enterprises Inc. Class A	20,313	109,487
Strayer Education Inc.(b)	3,127	545,661
SuccessFactors Inc.(a)	12,597	316,311
Team Health Holdings Inc.(a)	3,505	45,250
Team Inc.(a)	4,231	72,816
TeleTech Holdings Inc.(a)	7,589	112,621
TNS Inc.(a)	6,156	104,344
Towers Watson & Co. Class A	9,602	472,226
Transcend Services Inc.(a)	1,318	20,099
TrueBlue Inc.(a)	10,022	136,800
United Rentals Inc.(a)	13,552	201,112
Universal Technical Institute Inc.	4,147	81,074
Valassis Communications Inc.(a)	11,308	383,228
Verisk Analytics Inc. Class A(a)	22,334	625,575
Viad Corp.	4,686	90,627
VirnetX Holding Corp.	2,825	41,471
Visa Inc. Class A	102,350	7,600,511
VistaPrint NV(a)	9,075	350,749
Volt Information Sciences Inc.(a)	3,096	22,291
Weight Watchers International Inc.	7,932	247,399
Western Union Co.	148,359	2,621,504
Wright Express Corp.(a)	8,954	319,747

		53,482,358

COMPUTERS – 5.81%
3D Systems Corp.(a)	3,877	60,908
Accenture PLC Class A	135,641	5,763,386
Agilysys Inc.(a)	2,604	16,926
Apple Inc.(a)	199,806	56,694,952
Brocade Communications Systems Inc.(a)	100,465	586,716
CACI International Inc. Class A(a)	6,895	312,068
Cadence Design Systems Inc.(a)	61,250	467,337
CIBER Inc.(a)	17,952	54,036
Cognizant Technology Solutions Corp. Class A(a)	65,636	4,231,553
Compellent Technologies Inc.(a)	4,172	75,847
Computer Sciences Corp.	34,153	1,571,038
Computer Task Group Inc.(a)(b)	3,594	27,458
Cray Inc.(a)	6,968	45,989
Dell Inc.(a)	373,277	4,837,670

6	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Diebold Inc.	14,927	$464,080
Digimarc Corp.(a)	475	11,144
DST Systems Inc.	8,021	359,662
Echelon Corp.(a)(b)	8,107	69,315
Electronics For Imaging Inc.(a)	10,439	126,521
EMC Corp.(a)	450,952	9,158,835
FactSet Research Systems Inc.(b)	10,194	827,039
Fortinet Inc.(a)	10,857	271,425
Furmanite Corp.(a)	8,162	39,831
Hewlett-Packard Co.	514,687	21,652,882
Hutchinson Technology Inc.(a)	5,144	17,850
iGATE Corp.	4,752	86,201
IHS Inc. Class A(a)	10,849	737,732
Imation Corp.(a)	6,392	59,637
Immersion Corp.(a)	6,454	38,143
Insight Enterprises Inc.(a)	10,543	164,893
Integral Systems Inc.(a)	3,568	26,332
International Business Machines Corp.	281,133	37,711,181
Isilon Systems Inc.(a)(b)	6,311	140,609
Jack Henry & Associates Inc.	18,925	482,587
Lexmark International Inc. Class A(a)	17,683	789,015
Limelight Networks Inc.(a)	8,472	49,815
LivePerson Inc.(a)	8,459	71,056
Magma Design Automation Inc.(a)	3,072	11,366
Manhattan Associates Inc.(a)	5,593	164,155
Maxwell Technologies Inc.(a)	5,609	81,947
Mentor Graphics Corp.(a)	25,455	269,059
Mercury Computer Systems Inc.(a)	4,824	58,033
MICROS Systems Inc.(a)	18,145	768,078
MTS Systems Corp.	3,872	120,032
NCI Inc. Class A(a)	1,478	27,964
NCR Corp.(a)	35,918	489,562
NetApp Inc.(a)	76,797	3,823,723
Netezza Corp.(a)	11,482	309,440
NetScout Systems Inc.(a)	4,959	101,709
Quantum Corp.(a)	45,245	95,919
Radiant Systems Inc.(a)	5,690	97,299
RadiSys Corp.(a)	4,774	44,971
RealD Inc.(a)	3,177	58,743
Rimage Corp.(a)	2,221	36,513
Riverbed Technology Inc.(a)	14,235	648,831
SanDisk Corp.(a)	49,981	1,831,804
Seagate Technology PLC(a)	108,533	1,278,519
Sigma Designs Inc.(a)	6,507	74,765
Silicon Graphics International Corp.(a)	6,138	47,631
SMART Modular Technologies (WWH) Inc.(a)	8,286	49,965
Spansion Inc.(a)	1,294	19,371
SRA International Inc. Class A(a)	9,057	178,604
STEC Inc.(a)(b)	6,895	85,843
Stratasys Inc.(a)	4,418	122,467
Stream Global Services Inc.(a)(b)	1,001	4,054
Super Micro Computer Inc.(a)	5,044	52,407
Sykes Enterprises Inc.(a)	8,767	119,056
Synaptics Inc.(a)(b)	8,032	226,020
Synopsys Inc.(a)	32,716	810,375
Syntel Inc.	3,123	138,974
Teradata Corp.(a)	36,987	1,426,219
Tier Technologies Inc. Class B(a)	3,545	19,639
Tyler Technologies Inc.(a)	7,097	143,076
Unisys Corp.(a)	9,615	268,258

Security	Shares	Value
Virtusa Corp.(a)	3,604	$34,923
Wave Systems Corp. Class A(a)(b)	9,851	22,066
Western Digital Corp.(a)	50,633	1,437,471
Xyratex Ltd.(a)	4,816	71,469

		163,771,989

COSMETICS & PERSONAL CARE – 1.83%
Alberto-Culver Co.	17,800	670,170
Avon Products Inc.	94,536	3,035,551
Colgate-Palmolive Co.	107,495	8,262,066
Elizabeth Arden Inc.(a)	5,233	104,608
Estee Lauder Companies Inc. (The) Class A	24,593	1,555,015
Inter Parfums Inc.	2,751	48,390
Procter & Gamble Co. (The)	631,422	37,866,377
Revlon Inc. Class A(a)	3,390	42,782

		51,584,959

DISTRIBUTION & WHOLESALE – 0.32%
Beacon Roofing Supply Inc.(a)	9,694	141,241
BlueLinx Holdings Inc.(a)	2,708	10,805
BMP Sunstone Corp.(a)(b)	6,829	51,900
Brightpoint Inc.(a)	12,173	85,089
Central European Distribution Corp.(a)	14,414	321,720
Chindex International Inc.(a)	2,472	37,352
Core-Mark Holding Co. Inc.(a)	1,941	60,093
Fastenal Co.(b)	29,288	1,557,829
Genuine Parts Co.	34,120	1,521,411
Houston Wire & Cable Co.(b)	3,597	36,078
Ingram Micro Inc. Class A(a)	36,873	621,679
LKQ Corp.(a)	31,858	662,646
MWI Veterinary Supply Inc.(a)	2,643	152,554
Owens & Minor Inc.	14,426	410,564
Pool Corp.	10,671	214,167
Rentrak Corp.(a)	2,004	50,641
ScanSource Inc.(a)	6,363	176,510
Tech Data Corp.(a)	11,272	454,262
United Stationers Inc.(a)	5,213	278,948
W.W. Grainger Inc.	13,308	1,585,116
Watsco Inc.	6,040	336,307
WESCO International Inc.(a)(b)	9,303	365,515

		9,132,427

DIVERSIFIED FINANCIAL SERVICES – 4.60%
Affiliated Managers Group Inc.(a)	11,222	875,428
American Express Co.	230,276	9,678,500
AmeriCredit Corp.(a)	14,518	355,110
Ameriprise Financial Inc.	57,131	2,704,010
Artio Global Investors Inc. Class A	6,278	96,053
Asset Acceptance Capital Corp.(a)(b)	3,617	19,423
Asta Funding Inc.	2,313	17,648
BGC Partners Inc. Class A	12,058	71,986
BlackRock Inc.(c)	7,455	1,269,214
Calamos Asset Management Inc. Class A	5,033	57,880
California First National Bancorp(b)	417	5,283
Capital One Financial Corp.	100,099	3,958,916
CBOE Holdings Inc.	2,952	59,630
Charles Schwab Corp. (The)	216,290	3,006,431

SCHEDULES OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
CIT Group Inc.(a)	43,231	$1,764,689
Citigroup Inc.(a)	4,647,979	18,127,118
CME Group Inc.	14,438	3,760,377
Cohen & Steers Inc.(b)	3,868	83,936
CompuCredit Holdings Corp.(b)	4,365	21,039
Cowen Group Inc. Class A(a)	3,628	11,936
Credit Acceptance Corp.(a)	1,235	74,792
Diamond Hill Investment Group Inc.	503	36,719
Discover Financial Services	122,380	2,041,298
Doral Financial Corp.(a)	1,160	1,926
Duff & Phelps Corp. Class A	4,035	54,351
E*TRADE Financial Corp.(a)	48,025	698,284
Eaton Vance Corp.	26,466	768,573
Encore Capital Group Inc.(a)	3,454	62,241
Epoch Holding Corp.	1,852	23,854
Evercore Partners Inc. Class A	3,081	88,147
FBR Capital Markets Corp.(a)	5,486	17,226
Federal Agricultural Mortgage Corp. Class C NVS(b)	624	6,752
Federated Investors Inc. Class B	20,186	459,433
Financial Engines Inc.(a)	1,057	14,037
First Marblehead Corp. (The)(a)	13,488	31,562
Franklin Resources Inc.	32,918	3,518,934
GAMCO Investors Inc. Class A	1,879	72,398
GFI Group Inc.	14,370	66,677
Gleacher & Co. Inc.(a)	11,953	19,244
GLG Partners Inc.(a)(b)	32,873	147,929
Goldman Sachs Group Inc. (The)	113,164	16,361,251
Greenhill & Co. Inc.	7,036	558,096
Higher One Holdings Inc.(a)	2,271	37,449
Interactive Brokers Group Inc. Class A(a)	8,527	146,750
IntercontinentalExchange Inc.(a)	16,404	1,717,827
International Assets Holding Corp.(a)	3,569	64,599
Invesco Ltd.	102,871	2,183,951
Investment Technology Group Inc.(a)	9,931	141,219
Janus Capital Group Inc.	41,322	452,476
Jefferies Group Inc.(b)	26,096	592,118
JMP Group Inc.	2,904	17,714
JPMorgan Chase & Co.	873,186	33,242,191
KBW Inc.	7,905	202,368
Knight Capital Group Inc. Class A(a)	20,731	256,857
LaBranche & Co. Inc.(a)	11,506	44,873
Ladenburg Thalmann Financial Services Inc.(a)(b)	5,792	5,908
Lazard Ltd. Class A(b)	20,057	703,600
Legg Mason Inc.	31,597	957,705
MarketAxess Holdings Inc.	6,700	113,766
Marlin Business Services Corp.(a)	1,896	22,752
MF Global Holdings Ltd.(a)	21,549	155,153
Morgan Stanley	306,839	7,572,787
NASDAQ OMX Group Inc. (The)(a)	30,477	592,168
National Financial Partners Corp.(a)(b)	8,777	111,205
Nelnet Inc. Class A	4,506	103,097
NewStar Financial Inc.(a)	5,871	43,504
NYSE Euronext Inc.	57,716	1,648,946
Ocwen Financial Corp.(a)	13,772	139,648
Oppenheimer Holdings Inc. Class A	2,506	70,043
optionsXpress Holdings Inc.(a)	9,400	144,384
Penson Worldwide Inc.(a)	5,085	25,272
Piper Jaffray Companies, Inc.(a)	4,090	119,142
Portfolio Recovery Associates Inc.(a)	3,835	247,933
Pzena Investment Management Inc. Class A	1,390	9,549

Security	Shares	Value
Raymond James Financial Inc.	21,885	$554,347
Rodman & Renshaw Capital Group Inc.(a)	3,515	7,557
Sanders Morris Harris Group Inc.	4,033	22,827
SLM Corp.(a)	105,375	1,217,081
Stifel Financial Corp.(a)	7,504	347,360
Student Loan Corp. (The)	860	25,542
SWS Group Inc.	6,162	44,182
T. Rowe Price Group Inc.	57,248	2,866,121
TD AMERITRADE Holding Corp.(a)	51,840	837,216
Teton Advisors Inc. Class B(d)	32	288
TradeStation Group Inc.(a)	8,569	56,384
Virtus Investment Partners Inc.(a)	1,252	37,886
Waddell & Reed Financial Inc. Class A	19,555	535,025
Westwood Holdings Group Inc.	1,157	39,141
World Acceptance Corp.(a)	4,007	176,949

		129,723,191

ELECTRIC – 3.19%
AES Corp. (The)(a)	149,152	1,692,875
Allegheny Energy Inc.	37,808	927,052
ALLETE Inc.	6,603	240,547
Alliant Energy Corp.	24,806	901,698
Ameren Corp.	52,187	1,482,111
Ameresco Inc. Class A(a)	1,908	22,705
American Electric Power Co. Inc.	105,591	3,825,562
Avista Corp.	12,533	261,689
Black Hills Corp.	8,754	273,125
Calpine Corp.(a)	76,534	952,848
CenterPoint Energy Inc.	92,347	1,451,695
Central Vermont Public Service Corp.	3,133	63,193
CH Energy Group Inc.	3,757	165,909
Cleco Corp.	13,416	397,382
CMS Energy Corp.(b)	51,210	922,804
Consolidated Edison Inc.	62,213	2,999,911
Constellation Energy Group Inc.	40,883	1,318,068
Dominion Resources Inc.	130,453	5,695,578
DPL Inc.	26,048	680,634
DTE Energy Co.	37,154	1,706,483
Duke Energy Corp.	288,258	5,105,049
Dynegy Inc.(a)(b)	22,127	107,759
Edison International	70,116	2,411,289
El Paso Electric Co.(a)	9,902	235,470
Empire District Electric Co. (The)	8,627	173,834
EnerNOC Inc.(a)(b)	3,470	108,993
Entergy Corp.	40,886	3,129,006
Exelon Corp.	144,966	6,172,652
FirstEnergy Corp.	65,884	2,539,169
Great Plains Energy Inc.	30,873	583,500
Hawaiian Electric Industries Inc.	20,457	461,101
IDACORP Inc.	10,820	388,654
Integrys Energy Group Inc.	17,141	892,361
ITC Holdings Corp.	11,185	696,266
MDU Resources Group Inc.	41,887	835,646
MGE Energy Inc.	5,427	214,855
Mirant Corp.(a)	33,196	330,632
NextEra Energy Inc.	90,456	4,919,902
Northeast Utilities	38,513	1,138,829
NorthWestern Corp.	8,250	235,125
NRG Energy Inc.(a)	56,542	1,177,204

8	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
NSTAR	23,960	$942,826
NV Energy Inc.	52,883	695,411
OGE Energy Corp.	21,859	871,518
Ormat Technologies Inc.	4,288	125,081
Otter Tail Corp.	7,976	162,631
Pepco Holdings Inc.	50,192	933,571
PG&E Corp.	80,982	3,678,202
Pike Electric Corp.(a)	3,878	28,232
Pinnacle West Capital Corp.	24,142	996,340
PNM Resources Inc.	19,587	223,096
Portland General Electric Co.	17,216	349,141
PPL Corp.	105,979	2,885,808
Progress Energy Inc.	63,398	2,816,139
Public Service Enterprise Group Inc.	110,797	3,665,165
RRI Energy Inc.(a)	80,456	285,619
SCANA Corp.	23,470	946,310
Southern Co.	180,777	6,732,136
TECO Energy Inc.	47,853	828,814
UIL Holdings Corp.	9,917	279,263
UniSource Energy Corp.	7,953	265,869
Unitil Corp.	2,148	47,149
Westar Energy Inc.	24,764	600,032
Wisconsin Energy Corp.	24,933	1,441,127
Xcel Energy Inc.	99,287	2,280,622

		89,919,267

ELECTRICAL COMPONENTS & EQUIPMENT – 0.55%
A123 Systems Inc.(a)(b)	13,069	117,229
Advanced Battery Technologies Inc.(a)(b)	14,535	52,181
Advanced Energy Industries Inc.(a)	7,706	100,640
American Superconductor Corp.(a)(b)	9,775	304,002
AMETEK Inc.	23,814	1,137,595
Belden Inc.	10,816	285,326
Capstone Turbine Corp.(a)	27,388	21,146
Coleman Cable Inc.(a)	1,747	10,465
Emerson Electric Co.	165,396	8,709,753
Encore Wire Corp.	4,592	94,182
Energizer Holdings Inc.(a)	15,570	1,046,771
Energy Conversion Devices Inc.(a)	10,694	53,684
EnerSys Inc.(a)	9,436	235,617
Generac Holdings Inc.(a)	4,292	58,543
General Cable Corp.(a)	11,716	317,738
GrafTech International Ltd.(a)	27,530	430,294
Graham Corp.	2,147	33,321
Greatbatch Inc.(a)	4,844	112,332
Hubbell Inc. Class B	13,613	690,860
Insteel Industries Inc.	3,975	35,696
Littelfuse Inc.(a)	4,654	203,380
Molex Inc.(b)	29,642	620,407
Powell Industries Inc.(a)	1,731	53,869
Power-One Inc.(a)(b)	14,093	128,105
PowerSecure International Inc.(a)	3,826	35,429
SatCon Technology Corp.(a)(b)	11,645	43,785
SunPower Corp. Class A(a)	21,976	316,454
Universal Display Corp.(a)	6,087	143,045
Vicor Corp.(b)	4,197	61,318

		15,453,167

Security	Shares	Value
ELECTRONICS – 0.91%
Agilent Technologies Inc.(a)	76,845	$2,564,318
American Science and Engineering Inc.	2,087	153,708
Amphenol Corp. Class A	38,380	1,879,852
Analogic Corp.	3,054	137,064
Applied Energetics Inc.(a)(b)	17,066	19,114
Arrow Electronics Inc.(a)	26,935	719,973
Avnet Inc.(a)	33,917	916,098
AVX Corp.	10,865	150,154
Badger Meter Inc.	3,105	125,690
Ballantyne Strong Inc.(a)	3,106	26,867
Bel Fuse Inc. Class B	2,559	53,278
Benchmark Electronics Inc.(a)	14,768	242,195
Brady Corp. Class A	11,158	325,479
Checkpoint Systems Inc.(a)	8,494	172,853
Cogent Inc.(a)	9,374	99,739
Coherent Inc.(a)	5,246	209,892
CTS Corp.	7,719	74,257
Cubic Corp.	3,355	136,884
Cymer Inc.(a)	6,990	259,189
Daktronics Inc.	6,840	67,169
DDi Corp.	4,592	42,430
Dionex Corp.(a)	3,867	334,263
Dolby Laboratories Inc. Class A(a)	11,985	680,868
Electro Scientific Industries Inc.(a)	5,737	63,738
FARO Technologies Inc.(a)	3,512	76,597
FEI Co.(a)	8,767	171,570
FLIR Systems Inc.(a)	34,342	882,589
Garmin Ltd.	23,847	723,756
Gentex Corp.	31,584	616,204
ICx Technologies Inc.(a)	1,050	7,928
II-VI Inc.(a)	6,038	225,399
Itron Inc.(a)	8,920	546,172
Jabil Circuit Inc.	40,227	579,671
Keithley Instruments Inc.	2,468	53,087
L-1 Identity Solutions Inc.(a)	17,796	208,747
LaBarge Inc.(a)	2,699	33,711
Measurement Specialties Inc.(a)	3,113	57,528
Methode Electronics Inc.	8,767	79,604
Mettler-Toledo International Inc.(a)	7,564	941,264
Multi-Fineline Electronix Inc.(a)	1,965	43,210
National Instruments Corp.	12,715	415,272
NVE Corp.(a)	1,013	43,589
OSI Systems Inc.(a)	3,279	119,093
OYO Geospace Corp.(a)	855	49,487
Park Electrochemical Corp.	4,338	114,263
PerkinElmer Inc.	26,302	608,628
Plexus Corp.(a)	9,072	266,263
Rofin-Sinar Technologies Inc.(a)	5,802	147,255
Rogers Corp.(a)	3,860	121,513
Sanmina-SCI Corp.(a)	15,721	189,910
Sonic Solutions Inc.(a)(b)	2,368	26,948
Spectrum Control Inc.(a)	2,449	36,049
SRS Labs Inc.(a)	2,957	27,618
Stoneridge Inc.(a)	3,099	32,571
Taser International Inc.(a)(b)	13,397	51,980
Technitrol Inc.	9,137	40,294
Thermo Fisher Scientific Inc.(a)	90,429	4,329,741
Thomas & Betts Corp.(a)	12,107	496,629

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Trimble Navigation Ltd.(a)	27,137	$950,881
TTM Technologies Inc.(a)	18,193	178,109
UQM Technologies Inc.(a)	2,372	6,072
Viasystems Group Inc.(a)	951	14,455
Vishay Intertechnology Inc.(a)	34,652	335,431
Vishay Precision Group Inc.(a)	2,473	38,604
Waters Corp.(a)	20,551	1,454,600
Watts Water Technologies Inc. Class A	6,771	230,553
Woodward Governor Co.	13,404	434,558
X-Rite Inc.(a)	5,950	22,551
Zygo Corp.(a)	3,505	34,349

		25,519,375

ENERGY – ALTERNATE SOURCES – 0.09%
Clean Energy Fuels Corp.(a)(b)	7,632	108,451
Comverge Inc.(a)(b)	4,890	38,435
Covanta Holding Corp.	29,285	461,239
Ener1 Inc.(a)(b)	11,417	42,014
Evergreen Solar Inc.(a)(b)	45,507	33,402
First Solar Inc.(a)(b)	11,979	1,765,106
FuelCell Energy Inc.(a)(b)	18,520	22,780
Green Plains Renewable Energy Inc.(a)	2,087	25,273
GT Solar International Inc.(a)	11,957	100,080
Headwaters Inc.(a)	14,102	50,767
Hoku Corp.(a)(b)	3,757	10,257
Syntroleum Corp.(a)(b)	12,660	23,674

		2,681,478

ENGINEERING & CONSTRUCTION – 0.30%
AECOM Technology Corp.(a)	22,591	548,058
Argan Inc.(a)(b)	1,562	14,605
Chicago Bridge & Iron Co. NV(a)	22,005	538,022
Dycom Industries Inc.(a)	8,861	88,522
EMCOR Group Inc.(a)	15,083	370,891
Fluor Corp.	39,702	1,966,440
Granite Construction Inc.	7,745	176,121
Insituform Technologies Inc. Class A(a)	8,610	208,190
Jacobs Engineering Group Inc.(a)	27,749	1,073,886
KBR Inc.	35,815	882,482
Layne Christensen Co.(a)	4,217	109,178
McDermott International Inc.(a)	51,477	760,830
Mistras Group Inc.(a)	2,265	26,229
MYR Group Inc.(a)	3,757	61,577
Orion Marine Group Inc.(a)	6,029	74,820
Shaw Group Inc. (The)(a)	18,845	632,438
Sterling Construction Co. Inc.(a)	4,085	50,572
Tutor Perini Corp.(a)	5,903	118,591
URS Corp.(a)	18,683	709,580
VSE Corp.	888	31,320

		8,442,352

ENTERTAINMENT – 0.16%
Ascent Media Corp. Class A(a)	3,049	81,439
Bally Technologies Inc.(a)	12,665	442,642
Bluegreen Corp.(a)	2,175	6,068
Carmike Cinemas Inc.(a)(b)	2,567	22,384
Churchill Downs Inc.	2,748	98,159
Cinemark Holdings Inc.	10,702	172,302
DreamWorks Animation SKG Inc. Class A(a)	16,410	523,643

Security	Shares	Value
Empire Resorts Inc.(a)	5,560	$6,172
International Game Technology	66,096	955,087
International Speedway Corp. Class A	6,903	168,433
Isle of Capri Casinos Inc.(a)(b)	3,453	24,723
Lions Gate Entertainment Corp.(a)	11,171	82,107
Madison Square Garden Inc. Class A(a)	13,394	282,346
National CineMedia Inc.	9,083	162,586
Penn National Gaming Inc.(a)	15,289	452,707
Pinnacle Entertainment Inc.(a)	14,083	157,025
Regal Entertainment Group Class A	18,885	247,771
Scientific Games Corp. Class A(a)	14,291	138,623
Shuffle Master Inc.(a)	13,123	110,364
Speedway Motorsports Inc.	3,048	47,793
Steinway Musical Instruments Inc.(a)	1,725	29,705
Vail Resorts Inc.(a)(b)	7,272	272,845
Warner Music Group Corp.(a)	10,533	47,399

		4,532,323

ENVIRONMENTAL CONTROL – 0.36%
Calgon Carbon Corp.(a)(b)	12,107	175,552
Casella Waste Systems Inc. Class A(a)	5,464	22,949
Clean Harbors Inc.(a)	4,787	324,319
Darling International Inc.(a)	17,469	148,836
Energy Recovery Inc.(a)(b)	7,097	25,478
EnergySolutions Inc.	16,868	84,846
Fuel Tech Inc.(a)(b)	3,868	24,252
Met-Pro Corp.	3,358	33,882
Metalico Inc.(a)(b)	5,967	22,854
Mine Safety Appliances Co.	5,890	159,619
Nalco Holding Co.	28,889	728,292
Rentech Inc.(a)(b)	21,689	21,385
Republic Services Inc.	71,742	2,187,414
Stericycle Inc.(a)(b)	18,771	1,304,209
Tetra Tech Inc.(a)	13,777	288,904
US Ecology Inc.	4,592	73,472
Waste Connections Inc.(a)	16,940	671,840
Waste Management Inc.	105,079	3,755,523

		10,053,626

FOOD – 1.82%
Arden Group Inc. Class A	214	17,655
B&G Foods Inc. Class A	10,873	118,733
Bridgford Foods Corp.	415	5,324
Cal-Maine Foods Inc.	3,158	91,519
Calavo Growers Inc.	2,339	50,710
Campbell Soup Co.	40,909	1,462,497
Chiquita Brands International Inc.(a)	10,437	138,186
ConAgra Foods Inc.	98,331	2,157,382
Corn Products International Inc.	16,694	626,025
Dean Foods Co.(a)	40,957	418,171
Del Monte Foods Co.	44,831	587,734
Diamond Foods Inc.	4,953	203,023
Dole Food Co. Inc.(a)(b)	8,145	74,527
Flowers Foods Inc.	15,611	387,777
Fresh Del Monte Produce Inc.(a)	9,348	202,852
General Mills Inc.	145,724	5,324,755

10	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	7,371	$29,189
H.J. Heinz Co.	69,722	3,302,731
Hain Celestial Group Inc.(a)	8,864	212,559
Hershey Co. (The)	33,996	1,617,870
Hormel Foods Corp.	14,584	650,446
Imperial Sugar Co.(b)	3,536	46,251
Ingles Markets Inc. Class A	2,656	44,116
J&J Snack Foods Corp.	3,063	128,432
J.M. Smucker Co. (The)	26,315	1,592,847
John B. Sanfilippo & Son Inc.(a)	1,741	22,981
Kellogg Co.	56,837	2,870,837
Kraft Foods Inc. Class A	352,365	10,873,984
Kroger Co. (The)	139,992	3,032,227
Lance Inc.	6,700	142,710
Lifeway Foods Inc.(a)(b)	1,050	11,046
M&F Worldwide Corp.(a)	2,604	63,407
McCormick & Co. Inc. NVS	29,402	1,236,060
Nash-Finch Co.	3,029	128,854
Pilgrim’s Pride Corp.(a)	7,051	39,627
Ralcorp Holdings Inc.(a)	12,396	724,918
Ruddick Corp.	9,486	328,974
Safeway Inc.	85,895	1,817,538
Sanderson Farms Inc.	5,219	225,930
Sara Lee Corp.	146,634	1,969,295
Seaboard Corp.	72	127,512
Seneca Foods Corp. Class A(a)	2,087	54,659
Smart Balance Inc.(a)	14,016	54,382
Smithfield Foods Inc.(a)	31,250	525,937
Spartan Stores Inc.	4,720	68,440
SUPERVALU Inc.	48,188	555,608
Sysco Corp.	129,813	3,702,267
Tootsie Roll Industries Inc.	5,569	138,557
TreeHouse Foods Inc.(a)	7,884	363,452
Tyson Foods Inc. Class A	66,167	1,059,995
United Natural Foods Inc.(a)	9,602	318,210
Village Super Market Inc. Class A	1,366	38,166
Weis Markets Inc.	2,658	104,008
Whole Foods Market Inc.(a)	30,159	1,119,200
Winn-Dixie Stores Inc.(a)	12,035	85,810

		51,295,902

FOREST PRODUCTS & PAPER – 0.36%
Boise Inc.(a)(b)	14,246	92,457
Buckeye Technologies Inc.	8,222	120,946
Cellu Tissue Holdings Inc.(a)	1,911	22,798
Clearwater Paper Corp.(a)	2,678	203,742
Deltic Timber Corp.	2,339	104,787
Domtar Corp.	9,602	620,097
International Paper Co.	96,773	2,104,813
KapStone Paper and Packaging Corp.(a)	6,854	83,208
Louisiana-Pacific Corp.(a)	28,807	218,069
MeadWestvaco Corp.	37,992	926,245
Neenah Paper Inc.	3,216	48,883
P.H. Glatfelter Co.	9,759	118,669
Plum Creek Timber Co. Inc.(b)	34,680	1,224,204
Potlatch Corp.(b)	9,209	313,106
Rayonier Inc.	17,790	891,635
Rock-Tenn Co. Class A	8,561	426,423
Schweitzer-Mauduit International Inc.	3,926	228,925

Security	Shares	Value
Temple-Inland Inc.	23,856	$445,153
Verso Paper Corp.(a)	3,223	9,282
Wausau Paper Corp.(a)	9,707	80,471
Weyerhaeuser Co.	118,380	1,865,669
Xerium Technologies Inc.(a)	1,644	21,668

		10,171,250

GAS – 0.41%
AGL Resources Inc.	17,295	663,436
Atmos Energy Corp.	18,768	548,964
Chesapeake Utilities Corp.	2,090	75,700
Energen Corp.	16,213	741,258
Laclede Group Inc. (The)	5,349	184,113
National Fuel Gas Co.	16,261	842,482
New Jersey Resources Corp.	9,441	370,276
Nicor Inc.	10,068	461,316
NiSource Inc.	62,012	1,079,009
Northwest Natural Gas Co.	6,038	286,503
Piedmont Natural Gas Co.	16,234	470,786
Sempra Energy	53,711	2,889,652
South Jersey Industries Inc.	6,505	321,802
Southern Union Co.	26,178	629,843
Southwest Gas Corp.	10,144	340,737
UGI Corp.	24,403	698,170
Vectren Corp.	18,187	470,498
WGL Holdings Inc.	11,443	432,316

		11,506,861

HAND & MACHINE TOOLS – 0.18%
Baldor Electric Co.	10,306	416,362
Franklin Electric Co. Inc.	5,453	180,822
Kennametal Inc.	18,404	569,236
Lincoln Electric Holdings Inc.	9,602	555,188
Regal Beloit Corp.	8,767	514,535
Snap-on Inc.	12,942	601,932
Stanley Black & Decker Inc.	35,487	2,174,643
Thermadyne Holdings Corp.(a)	1,914	27,045

		5,039,763

HEALTH CARE – PRODUCTS – 3.54%
Abaxis Inc.(a)	4,620	106,722
ABIOMED Inc.(a)	7,735	82,068
Accuray Inc.(a)	9,518	59,202
AGA Medical Holdings Inc.(a)	3,117	43,513
Alcon Inc.	15,074	2,514,193
Alere Inc.(a)	18,330	566,947
Align Technology Inc.(a)(b)	13,263	259,690
Alphatec Holdings Inc.(a)	8,778	18,697
American Medical Systems Holdings Inc.(a)	17,069	334,211
AngioDynamics Inc.(a)	6,215	94,717
Arthrocare Corp.(a)	5,100	138,618
Atrion Corp.	353	55,601
Baxter International Inc.	130,677	6,234,600
Beckman Coulter Inc.	15,541	758,245
Becton, Dickinson and Co.	51,414	3,809,777
Boston Scientific Corp.(a)	334,935	2,053,152
Bruker Corp.(a)	13,946	195,662

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
C.R. Bard Inc.	20,414	$1,662,312
Caliper Life Sciences Inc.(a)	3,862	15,409
Cantel Medical Corp.	2,489	40,322
CardioNet Inc.(a)	5,247	23,664
CareFusion Corp.(a)	40,233	999,388
Cepheid Inc.(a)(b)	12,627	236,251
Cerus Corp.(a)	2,939	11,286
Clinical Data Inc.(a)(b)	2,690	45,380
Conceptus Inc.(a)(b)	7,518	103,373
CONMED Corp.(a)	6,388	143,155
Cooper Companies Inc. (The)	10,107	467,146
Covidien PLC	109,588	4,404,342
Cutera Inc.(a)	2,613	21,165
Cyberonics Inc.(a)	6,442	171,873
Cynosure Inc. Class A(a)	1,643	16,775
Delcath Systems Inc.(a)(b)	8,474	61,182
DENTSPLY International Inc.	32,791	1,048,328
DexCom Inc.(a)	13,188	174,345
Edwards Lifesciences Corp.(a)	25,141	1,685,704
Endologix Inc.(a)	12,942	59,016
Exactech Inc.(a)	1,584	25,851
Female Health Co. (The)	4,469	23,015
Gen-Probe Inc.(a)	11,216	543,527
Haemonetics Corp.(a)	5,736	335,728
Hanger Orthopedic Group Inc.(a)	5,428	78,923
Hansen Medical Inc.(a)(b)	7,726	11,048
HeartWare International Inc.(a)	1,685	115,861
Henry Schein Inc.(a)	19,622	1,149,457
Hill-Rom Holdings Inc.	14,418	517,462
Hologic Inc.(a)	57,904	927,043
ICU Medical Inc.(a)	2,753	102,659
IDEXX Laboratories Inc.(a)	12,953	799,459
Immucor Inc.(a)	16,063	318,529
Insulet Corp.(a)	7,932	112,159
Intuitive Surgical Inc.(a)	8,631	2,448,960
Invacare Corp.	6,339	168,047
IRIS International Inc.(a)	4,120	39,552
Johnson & Johnson	604,357	37,445,960
Kensey Nash Corp.(a)	1,535	44,346
Kinetic Concepts Inc.(a)	13,880	507,730
LCA-Vision Inc.(a)(b)	4,822	26,859
Luminex Corp.(a)	9,263	148,208
MAKO Surgical Corp.(a)(b)	3,953	37,870
Masimo Corp.	11,852	323,678
Medical Action Industries Inc.(a)	3,046	27,566
Medtronic Inc.	242,018	8,126,964
MELA Sciences Inc.(a)(b)	5,731	37,366
Merge Healthcare Inc.(a)	5,031	14,590
Meridian Bioscience Inc.	9,001	196,942
Merit Medical Systems Inc.(a)	5,903	93,799
Metabolix Inc.(a)(b)	5,302	66,699
Microvision Inc.(a)(b)	18,876	41,338
Natus Medical Inc.(a)	6,024	87,770
NuVasive Inc.(a)(b)	8,854	311,130
NxStage Medical Inc.(a)	6,044	115,440
OraSure Technologies Inc.(a)	9,976	40,403
Orthofix International NV(a)	3,645	114,526
Orthovita Inc.(a)	14,820	33,641
Palomar Medical Technologies Inc.(a)	3,985	41,165
Patterson Companies Inc.	22,962	657,861

Security	Shares	Value
PSS World Medical Inc.(a)	13,312	$284,611
PURE Bioscience(a)	7,671	17,720
Quidel Corp.(a)	6,154	67,632
ResMed Inc.(a)	32,517	1,066,883
Rochester Medical Corp.(a)	2,088	22,780
Sirona Dental Systems Inc.(a)	6,622	238,657
Solta Medical Inc.(a)	3,922	7,844
SonoSite Inc.(a)	3,596	120,502
Spectranetics Corp.(a)	6,719	36,417
St. Jude Medical Inc.(a)	72,115	2,837,004
Staar Surgical Co.(a)	2,922	15,808
Stereotaxis Inc.(a)(b)	5,672	23,482
Steris Corp.	13,283	441,261
Stryker Corp.	69,444	3,475,672
SurModics Inc.(a)(b)	3,285	39,157
Symmetry Medical Inc.(a)	7,607	73,332
Syneron Medical Ltd.(a)	5,291	52,487
Synovis Life Technologies Inc.(a)	2,751	41,127
TECHNE Corp.	8,403	518,717
Thoratec Corp.(a)	12,572	464,913
TomoTherapy Inc.(a)	9,151	32,212
Unilife Corp.(a)(b)	6,574	39,641
Varian Medical Systems Inc.(a)	27,518	1,664,839
Vascular Solutions Inc.(a)	3,230	37,080
Vital Images Inc.(a)	3,642	48,184
Volcano Corp.(a)	10,580	274,868
West Pharmaceutical Services Inc.	7,379	253,174
Wright Medical Group Inc.(a)	8,578	123,609
Young Innovations Inc.	1,128	32,272
Zimmer Holdings Inc.(a)	44,932	2,351,292
Zoll Medical Corp.(a)	5,257	169,643

		99,847,982

HEALTH CARE - SERVICES – 1.21%
Aetna Inc.	92,445	2,922,186
Air Methods Corp.(a)	2,285	95,010
Alliance Healthcare Services Inc.(a)	5,550	25,419
Allied Healthcare International Inc.(a)	9,879	24,698
Almost Family Inc.(a)	2,087	61,838
Amedisys Inc.(a)	6,344	150,987
America Service Group Inc.	1,634	24,314
American Dental Partners Inc.(a)	4,216	50,845
AMERIGROUP Corp.(a)	11,711	497,366
AmSurg Corp.(a)	7,453	130,278
Assisted Living Concepts Inc. Class A(a)	2,629	80,027
Bio-Reference Laboratories Inc.(a)	5,926	123,616
Brookdale Senior Living Inc.(a)	17,117	279,178
Capital Senior Living Corp.(a)	5,015	26,730
Centene Corp.(a)	10,533	248,473
Community Health Systems Inc.(a)	21,034	651,423
Continucare Corp.(a)	8,183	34,369
Covance Inc.(a)	14,441	675,694
Coventry Health Care Inc.(a)	32,290	695,204
DaVita Inc.(a)	22,416	1,547,377
Emeritus Corp.(a)	4,236	72,266
Ensign Group Inc. (The)	2,537	45,539
Five Star Quality Care Inc.(a)	6,956	35,128
Genoptix Inc.(a)	3,757	53,349
Gentiva Health Services Inc.(a)	6,262	136,825

12	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Health Management Associates Inc. Class A(a)	56,225	$430,684
Health Net Inc.(a)	22,550	613,135
HealthSouth Corp.(a)	20,959	402,413
Healthways Inc.(a)	7,734	90,024
Humana Inc.(a)	36,635	1,840,542
IPC The Hospitalist Co. Inc.(a)(b)	3,588	98,024
Kindred Healthcare Inc.(a)	8,674	112,935
Laboratory Corp. of America Holdings(a)	22,483	1,763,342
LHC Group Inc.(a)	3,158	73,234
LifePoint Hospitals Inc.(a)	12,102	424,296
Lincare Holdings Inc.	22,127	555,166
Magellan Health Services Inc.(a)	7,175	338,947
MedCath Corp.(a)	3,844	38,709
MEDNAX Inc.(a)	10,412	554,960
Metropolitan Health Networks Inc.(a)	10,001	38,004
Molina Healthcare Inc.(a)	2,781	75,059
National Healthcare Corp.	1,952	72,361
Neostem Inc.(a)(b)	5,570	11,307
Psychiatric Solutions Inc.(a)	12,760	428,098
Quest Diagnostics Inc.	31,966	1,613,324
RehabCare Group Inc.(a)	5,427	109,734
Res-Care Inc.(a)	5,228	69,376
Select Medical Holdings Corp.(a)	7,701	59,298
Skilled Healthcare Group Inc. Class A(a)	4,857	19,088
Sun Healthcare Group Inc.(a)	17,943	151,977
Sunrise Senior Living Inc.(a)	9,957	34,153
Tenet Healthcare Corp.(a)	109,522	516,944
Triple-S Management Corp. Class B(a)	5,175	87,199
U.S. Physical Therapy Inc.(a)	2,634	44,040
UnitedHealth Group Inc.	249,280	8,752,221
Universal Health Services Inc. Class B	20,223	785,866
WellCare Health Plans Inc.(a)	9,890	286,414
WellPoint Inc.(a)	87,513	4,956,736

		34,135,749

HOLDING COMPANIES - DIVERSIFIED – 0.04%
Harbinger Group Inc.(a)	2,799	15,535
Heckmann Corp.(a)	21,952	85,613
Leucadia National Corp.(a)	42,653	1,007,464
Primoris Services Corp.(b)	1,910	12,491

		1,121,103

HOME BUILDERS – 0.17%
Beazer Homes USA Inc.(a)(b)	14,518	59,959
Brookfield Homes Corp.(a)(b)	2,446	20,033
Cavco Industries Inc.(a)	1,471	52,824
D.R. Horton Inc.	62,179	691,431
Hovnanian Enterprises Inc. Class A(a)(b)	10,993	43,203
KB Home	16,906	191,545
Lennar Corp. Class A	35,622	547,866
M.D.C. Holdings Inc.	8,434	244,839
M/I Homes Inc.(a)	3,860	40,028
Meritage Homes Corp.(a)	7,387	144,933
NVR Inc.(a)	1,213	785,454
Pulte Group Inc.(a)	75,366	660,206
Ryland Group Inc.	10,172	182,282
Skyline Corp.	1,497	30,329
Standard-Pacific Corp.(a)	26,302	104,419

Security	Shares	Value
Thor Industries Inc.	7,857	$262,424
Toll Brothers Inc.(a)	30,972	589,087
Winnebago Industries Inc.(a)(b)	6,804	70,898

		4,721,760

HOME FURNISHINGS – 0.12%
American Woodmark Corp.	2,545	45,123
Audiovox Corp. Class A(a)	3,589	24,549
DTS Inc.(a)	3,958	151,077
Ethan Allen Interiors Inc.	5,731	100,063
Furniture Brands International Inc.(a)	10,437	56,151
Harman International Industries Inc.(a)	15,583	520,628
Hooker Furniture Corp.	2,562	29,796
Kimball International Inc. Class B	8,390	48,914
La-Z-Boy Inc.(a)(b)	11,062	93,363
Sealy Corp.(a)(b)	9,700	23,668
Tempur-Pedic International Inc.(a)	16,220	502,820
TiVo Inc.(a)	25,236	228,638
Universal Electronics Inc.(a)	3,141	65,490
Whirlpool Corp.	16,622	1,345,717

		3,235,997

HOUSEHOLD PRODUCTS & WARES – 0.53%
ACCO Brands Corp.(a)	11,656	67,022
American Greetings Corp. Class A	8,652	160,841
Avery Dennison Corp.	24,574	912,187
Blyth Inc.	1,420	58,561
Central Garden & Pet Co. Class A(a)	12,407	128,536
Church & Dwight Co. Inc.	15,836	1,028,390
Clorox Co. (The)	30,419	2,030,772
CSS Industries Inc.	1,690	29,220
Ennis Inc.	5,564	99,540
Fortune Brands Inc.	32,881	1,618,732
Fossil Inc.(a)	11,401	613,260
Helen of Troy Ltd.(a)	6,558	165,852
Jarden Corp.	19,863	618,335
Kid Brands Inc.(a)	2,777	23,882
Kimberly-Clark Corp.	90,335	5,876,292
Oil-Dri Corp. of America	1,318	28,350
Prestige Brands Holdings Inc.(a)	7,342	72,612
Scotts Miracle-Gro Co. (The) Class A	9,893	511,765
Spectrum Brands Holdings Inc.(a)	2,983	81,078
Standard Register Co. (The)	3,882	11,335
Summer Infant Inc.(a)	2,361	18,463
Tupperware Brands Corp.	13,985	639,954
WD-40 Co.	4,050	153,981

		14,948,960

HOUSEWARES – 0.06%
Libbey Inc.(a)	1,620	21,335
Lifetime Brands Inc.(a)	606	9,151
National Presto Industries Inc.	1,033	109,984
Newell Rubbermaid Inc.	59,494	1,059,588
Toro Co. (The)	7,657	430,553

		1,630,611

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
INSURANCE – 4.20%
ACE Ltd.	73,747	$4,295,763
Aflac Inc.	103,452	5,349,503
Alleghany Corp.(a)	1,612	488,484
Allied World Assurance Holdings Ltd.	11,344	641,957
Allstate Corp. (The)	118,578	3,741,136
Alterra Capital Holdings Ltd.	19,787	394,157
Ambac Financial Group Inc.(a)(b)	69,618	38,638
American Equity Investment Life Holding Co.	12,304	125,993
American Financial Group Inc.	19,210	587,442
American International Group Inc.(a)(b)	25,858	1,011,048
American National Insurance Co.	1,757	133,479
American Physicians Capital Inc.	1,652	68,492
American Physicians Service Group Inc.	1,252	40,502
American Safety Insurance Holdings Ltd.(a)(b)	2,385	38,971
Amerisafe Inc.(a)	4,073	76,491
AmTrust Financial Services Inc.	5,924	86,016
Aon Corp.	58,939	2,305,104
Arch Capital Group Ltd.(a)	11,171	936,130
Argo Group International Holdings Ltd.	6,843	237,726
Arthur J. Gallagher & Co.	22,962	605,508
Aspen Insurance Holdings Ltd.	17,352	525,419
Assurant Inc.	23,829	969,840
Assured Guaranty Ltd.	39,942	683,408
Axis Capital Holdings Ltd.	24,187	796,720
Baldwin & Lyons Inc. Class B	1,745	44,410
Berkshire Hathaway Inc. Class B(a)	379,353	31,364,906
Brown & Brown Inc.	25,644	517,752
Chubb Corp.	71,129	4,053,642
CIGNA Corp.	60,034	2,148,017
Cincinnati Financial Corp.	32,544	938,894
Citizens Inc.(a)(b)	9,363	64,511
CNA Financial Corp.(a)	6,477	181,291
CNA Surety Corp.(a)	3,542	63,473
CNO Financial Group Inc.(a)	50,517	279,864
Crawford & Co. Class B(a)	5,526	13,428
Delphi Financial Group Inc. Class A	10,675	266,768
Donegal Group Inc. Class A	2,823	36,897
eHealth Inc.(a)	5,600	72,352
EMC Insurance Group Inc.	1,154	24,603
Employers Holdings Inc.	8,461	133,430
Endurance Specialty Holdings Ltd.	10,341	411,572
Enstar Group Ltd.(a)	1,532	111,223
Erie Indemnity Co. Class A	6,631	371,734
Everest Re Group Ltd.	13,067	1,129,904
FBL Financial Group Inc. Class A	3,135	81,447
Fidelity National Financial Inc. Class A	51,918	815,632
First American Financial Corp.	22,626	338,032
First Mercury Financial Corp.	3,757	37,871
Flagstone Reinsurance Holdings SA	9,602	101,877
FPIC Insurance Group Inc.(a)	2,629	92,252
Genworth Financial Inc. Class A(a)	108,168	1,321,813
Gerova Financial Group Ltd.(a)(b)	1,454	7,852
Global Indemnity PLC(a)	3,816	61,247
Greenlight Capital Re Ltd. Class A(a)	6,464	161,729
Hallmark Financial Services Inc.(a)	2,995	26,176
Hanover Insurance Group Inc. (The)	10,071	473,337
Harleysville Group Inc.	2,905	95,255
Hartford Financial Services Group Inc. (The)	98,423	2,258,808

Security	Shares	Value
HCC Insurance Holdings Inc.	25,639	$668,922
Horace Mann Educators Corp.	9,308	165,496
Infinity Property and Casualty Corp.	3,124	152,357
Kansas City Life Insurance Co.	983	30,660
Life Partners Holdings Inc.(b)	1,815	34,539
Lincoln National Corp.	67,217	1,607,831
Loews Corp.	69,479	2,633,254
Maiden Holdings Ltd.	10,962	83,421
Markel Corp.(a)	2,191	754,997
Marsh & McLennan Companies Inc.	117,853	2,842,614
MBIA Inc.(a)(b)	32,779	329,429
Meadowbrook Insurance Group Inc.	13,216	118,548
Mercury General Corp.	5,952	243,258
MetLife Inc.	143,103	5,502,310
MGIC Investment Corp.(a)	44,854	414,002
Montpelier Re Holdings Ltd.	16,235	281,190
National Interstate Corp.	1,106	24,078
National Western Life Insurance Co. Class A	524	73,716
Navigators Group Inc. (The)(a)	2,748	122,643
NYMAGIC Inc.	1,357	34,834
Old Republic International Corp.	54,472	754,437
OneBeacon Insurance Group Ltd.	4,601	65,748
PartnerRe Ltd.	17,458	1,399,782
Phoenix Companies Inc. (The)(a)	25,560	53,676
Platinum Underwriters Holdings Ltd.	9,005	391,898
PMA Capital Corp. Class A(a)	6,992	52,720
PMI Group Inc. (The)(a)	33,476	122,857
Presidential Life Corp.	4,707	46,129
Primerica Inc.	4,087	83,130
Primus Guaranty Ltd.(a)(b)	4,139	18,874
Principal Financial Group Inc.	70,693	1,832,363
ProAssurance Corp.(a)	7,410	426,742
Progressive Corp. (The)	147,888	3,086,423
Protective Life Corp.	19,202	417,836
Prudential Financial Inc.	101,965	5,524,464
Radian Group Inc.	30,254	236,586
Reinsurance Group of America Inc.	16,401	792,004
RenaissanceRe Holdings Ltd.	13,038	781,758
RLI Corp.	4,231	239,559
Safety Insurance Group Inc.	3,056	128,413
SeaBright Insurance Holdings Inc.	4,451	35,875
Selective Insurance Group Inc.	12,436	202,582
StanCorp Financial Group Inc.	9,786	371,868
State Auto Financial Corp.	3,144	47,820
Stewart Information Services Corp.(b)	3,850	43,582
Symetra Financial Corp.	7,967	83,335
Torchmark Corp.	17,620	936,327
Tower Group Inc.	7,707	179,958
Transatlantic Holdings Inc.	13,607	691,508
Travelers Companies Inc. (The)	102,501	5,340,302
United Fire & Casualty Co.	5,427	115,107
Unitrin Inc.	10,234	249,607
Universal American Corp.	6,423	94,739
Universal Insurance Holdings Inc.	4,041	18,144
Unum Group	73,594	1,630,107
Validus Holdings Ltd.	18,756	494,408
W.R. Berkley Corp.	28,205	763,509
Wesco Financial Corp.	340	121,771
White Mountains Insurance Group Ltd.	1,735	535,178

14	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
XL Group PLC	73,660	$1,595,476

		118,404,627

INTERNET – 2.79%
1-800-FLOWERS.COM Inc.(a)	5,195	9,819
AboveNet Inc.(a)	4,412	229,821
Akamai Technologies Inc.(a)	39,906	2,002,483
Amazon.com Inc.(a)	76,321	11,986,976
Ancestry.com Inc.(a)	3,879	88,286
AOL Inc.(a)	22,228	550,143
Archipelago Learning Inc.(a)	1,638	19,607
Ariba Inc.(a)	19,073	360,480
Art Technology Group Inc.(a)	35,487	146,561
Blue Coat Systems Inc.(a)	9,602	231,024
Blue Nile Inc.(a)(b)	3,055	135,917
BroadSoft Inc.(a)	1,643	14,228
Cogent Communications Group Inc.(a)	10,795	102,229
comScore Inc.(a)	5,427	127,643
Constant Contact Inc.(a)(b)	5,427	116,301
DealerTrack Holdings Inc.(a)	8,217	140,346
Dice Holdings Inc.(a)	3,624	30,732
Digital River Inc.(a)	8,767	298,429
Drugstore.com Inc.(a)	18,632	35,773
EarthLink Inc.	23,469	213,333
eBay Inc.(a)	252,120	6,151,728
ePlus Inc.(a)	845	18,125
Equinix Inc.(a)	9,887	1,011,934
eResearchTechnology Inc.(a)	10,089	75,466
Expedia Inc.	44,751	1,262,426
F5 Networks Inc.(a)	17,843	1,852,282
Global Sources Ltd.(a)	3,757	28,365
Google Inc. Class A(a)	53,563	28,162,890
GSI Commerce Inc.(a)	15,988	394,904
Health Grades Inc.(a)	5,325	43,612
IAC/InterActiveCorp(a)	19,169	503,570
InfoSpace Inc.(a)	6,989	60,525
Internap Network Services Corp.(a)	10,599	52,041
Internet Brands Inc. Class A(a)	5,709	75,815
Internet Capital Group Inc.(a)	8,345	92,045
IntraLinks Holdings Inc.(a)	2,413	40,804
j2 Global Communications Inc.(a)(b)	9,731	231,500
Keynote Systems Inc.	3,382	39,299
KIT Digital Inc.(a)(b)	1,593	19,100
Knot Inc. (The)(a)	7,813	71,333
Liberty Media Corp. - Liberty Interactive Group Series A(a)	132,931	1,822,484
Lionbridge Technologies Inc.(a)	12,463	53,591
Liquidity Services Inc.(a)	4,195	67,162
Local.com Corp.(a)(b)	3,527	15,589
LoopNet Inc.(a)	3,757	44,483
McAfee Inc.(a)	34,615	1,635,905
MediaMind Technologies Inc.(a)	1,188	16,394
ModusLink Global Solutions Inc.(a)	10,576	67,158
Move Inc.(a)	34,130	76,110
Netflix Inc.(a)	8,839	1,433,332
Network Engines Inc.(a)	7,932	11,581
NIC Inc.	11,333	93,951
NutriSystem Inc.(b)	6,687	128,658
Online Resources Corp.(a)	6,650	29,526
OpenTable Inc.(a)(b)	3,326	226,434

Security	Shares	Value
Openwave Systems Inc.(a)	17,182	$29,209
Orbitz Worldwide Inc.(a)	7,404	46,645
Overstock.com Inc.(a)(b)	3,527	55,444
PCTEL Inc.(a)	4,702	28,870
Perficient Inc.(a)	6,370	58,222
Priceline.com Inc.(a)	10,458	3,642,940
QuinStreet Inc.(a)(b)	2,272	34,148
Rackspace Hosting Inc.(a)(b)	19,877	516,404
ReachLocal Inc.(a)	1,069	14,731
RealNetworks Inc.(a)	16,880	55,029
RightNow Technologies Inc.(a)	4,365	85,990
S1 Corp.(a)	11,826	61,613
Safeguard Scientifics Inc.(a)	4,371	54,769
Sapient Corp.	22,714	271,887
Shutterfly Inc.(a)	5,142	133,641
Sourcefire Inc.(a)	5,427	156,515
SPS Commerce Inc.(a)	1,048	13,435
Stamps.com Inc.(a)	2,864	37,232
Support.com Inc.(a)	10,301	47,179
Symantec Corp.(a)	176,292	2,674,350
TechTarget Inc.(a)	1,662	8,725
TeleCommunication Systems Inc.(a)	9,948	38,897
Terremark Worldwide Inc.(a)	14,577	150,726
TIBCO Software Inc.(a)	37,158	659,183
Travelzoo Inc.(a)	1,252	32,251
United Online Inc.	18,804	107,559
US Auto Parts Network Inc.(a)	2,193	17,983
ValueClick Inc.(a)	19,106	249,906
Vasco Data Security International Inc.(a)	5,673	36,874
VeriSign Inc.(a)	40,784	1,294,484
Vitacost.com Inc.(a)	2,509	15,079
Vocus Inc.(a)	3,652	67,489
WebMD Health Corp.(a)	13,540	675,240
Websense Inc.(a)	9,708	172,220
Yahoo! Inc.(a)	302,728	4,289,656
Zix Corp.(a)(b)	13,389	38,025

		78,622,803

INVESTMENT COMPANIES – 0.10%
American Capital Ltd.(a)	77,237	448,747
Apollo Investment Corp.	40,095	410,172
Ares Capital Corp.	42,934	671,917
Arlington Asset Investment Corp. Class A	1,525	35,548
BlackRock Kelso Capital Corp.(c)	14,383	165,405
Capital Southwest Corp.	679	61,653
Fifth Street Finance Corp.	11,094	123,587
Gladstone Capital Corp.(b)	5,356	60,362
Gladstone Investment Corp.	4,942	33,111
Golub Capital BDC Inc.	1,625	24,863
Harris & Harris Group Inc.(a)	5,186	22,144
Hercules Technology Growth Capital Inc.	7,131	72,094
Kayne Anderson Energy Development Co.	2,202	35,342
Main Street Capital Corp.	1,526	24,248
MCG Capital Corp.	16,529	96,529
Medallion Financial Corp.	3,321	25,871
MVC Capital Inc.	5,210	67,574
NGP Capital Resources Co.	5,574	50,500
PennantPark Investment Corp.	8,454	89,697
PennyMac Mortgage Investment Trust(c)	3,334	59,645

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Prospect Capital Corp.	14,491	$140,708
Solar Capital Ltd.	1,255	26,920
THL Credit Inc.	1,999	23,548
TICC Capital Corp.	5,282	54,669
Triangle Capital Corp.(b)	1,954	31,225

		2,856,079

IRON & STEEL – 0.33%
AK Steel Holding Corp.	24,988	345,084
Allegheny Technologies Inc.	21,138	981,860
Carpenter Technology Corp.	10,130	341,482
Cliffs Natural Resources Inc.	29,779	1,903,474
Gibraltar Industries Inc.(a)	5,534	49,695
Metals USA Holdings Corp.(a)	830	10,773
Nucor Corp.	69,722	2,663,381
Olympic Steel Inc.	1,860	42,762
Reliance Steel & Aluminum Co.	15,657	650,235
Schnitzer Steel Industries Inc. Class A	4,896	236,379
Shiloh Industries Inc.(a)	1,163	11,258
Steel Dynamics Inc.	48,847	689,231
United States Steel Corp.(b)	31,744	1,391,657
Universal Stainless & Alloy Products Inc.(a)	1,463	35,931

		9,353,202

LEISURE TIME – 0.28%
Ambassadors Group Inc.	4,976	56,428
Arctic Cat Inc.(a)	2,674	27,409
Brunswick Corp.	20,082	305,648
Callaway Golf Co.	15,615	109,305
Carnival Corp.	96,701	3,694,945
Harley-Davidson Inc.	52,550	1,494,522
Interval Leisure Group Inc.(a)	8,243	111,033
Johnson Outdoors Inc. Class A(a)(b)	966	12,384
Life Time Fitness Inc.(a)(b)	8,977	354,322
Marine Products Corp.(a)	2,553	15,676
Multimedia Games Inc.(a)	5,342	19,765
Polaris Industries Inc.(b)	7,097	462,015
Royal Caribbean Cruises Ltd.(a)	27,972	881,957
WMS Industries Inc.(a)	12,191	464,111

		8,009,520

LODGING – 0.40%
Ameristar Casinos Inc.	5,775	100,774
Boyd Gaming Corp.(a)(b)	12,428	90,103
Choice Hotels International Inc.	6,469	235,860
Gaylord Entertainment Co.(a)(b)	7,385	225,243
Hyatt Hotels Corp. Class A(a)	9,988	373,451
Las Vegas Sands Corp.(a)	69,334	2,416,290
Marcus Corp.	4,482	53,112
Marriott International Inc. Class A	59,933	2,147,399
MGM Resorts International(a)(b)	57,797	651,950
Monarch Casino & Resort Inc.(a)	2,582	28,944
Morgans Hotel Group Co.(a)	7,051	51,613
Orient-Express Hotels Ltd. Class A(a)	20,590	229,578
Red Lion Hotels Corp.(a)	2,972	22,112
Starwood Hotels & Resorts Worldwide Inc.	42,548	2,235,897
Wyndham Worldwide Corp.	40,133	1,102,454

Security	Shares	Value
Wynn Resorts Ltd.	16,282	$1,412,789
		11,377,569

MACHINERY – 1.26%
AGCO Corp.(a)	20,724	808,443
Alamo Group Inc.	1,417	31,642
Albany International Corp. Class A	6,340	119,953
Altra Holdings Inc.(a)	5,893	86,804
Applied Industrial Technologies Inc.	9,285	284,121
Astec Industries Inc.(a)	4,076	116,288
Babcock & Wilcox Co. (The)(a)	25,738	547,705
Briggs & Stratton Corp.	10,874	206,715
Bucyrus International Inc.	16,905	1,172,362
Cascade Corp.	2,103	66,875
Caterpillar Inc.	137,749	10,838,091
CNH Global NV(a)(b)	5,427	198,845
Cognex Corp.	9,506	254,951
Columbus McKinnon Corp.(a)	4,080	67,687
Cummins Inc.	44,368	4,018,853
Deere & Co.	93,237	6,506,078
DXP Enterprises Inc.(a)	1,610	30,558
Flow International Corp.(a)	8,084	21,261
Flowserve Corp.	12,055	1,319,058
Gardner Denver Inc.	11,698	627,949
Gerber Scientific Inc.(a)	1,627	10,039
Gorman-Rupp Co. (The)	3,138	86,483
Graco Inc.	13,367	424,135
IDEX Corp.	18,291	649,513
Intermec Inc.(a)	8,190	100,409
Intevac Inc.(a)	4,485	44,895
iRobot Corp.(a)(b)	4,905	91,086
Joy Global Inc.	22,538	1,584,872
Kadant Inc.(a)	3,050	57,676
Lindsay Corp.(b)	2,797	121,166
Manitowoc Co. Inc. (The)	29,068	352,013
Middleby Corp. (The)(a)(b)	3,694	234,163
NACCO Industries Inc. Class A	1,295	113,170
Nordson Corp.	7,490	551,938
Park-Ohio Holdings Corp.(a)	1,724	22,929
Presstek Inc.(a)	6,044	13,236
Robbins & Myers Inc.	6,032	161,537
Rockwell Automation Inc.	31,716	1,957,829
Sauer-Danfoss Inc.(a)	2,386	50,798
Tecumseh Products Co. Class A(a)	4,865	55,802
Tennant Co.	4,572	141,275
Terex Corp.(a)	23,797	545,427
Twin Disc Inc.	1,934	26,979
Wabtec Corp.	10,828	517,470
Zebra Technologies Corp. Class A(a)	11,682	392,983

		35,632,062

MACHINERY - DIVERSIFIED – 0.00%
Chart Industries Inc.(a)	6,368	129,653

		129,653

MANUFACTURING – 3.59%
3M Co.	156,562	13,575,491

16	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
A.O. Smith Corp.	4,983	$288,466
Actuant Corp. Class A	15,307	351,449
Acuity Brands Inc.	9,691	428,730
American Railcar Industries Inc.(a)	1,980	31,046
Ameron International Corp.	2,087	141,833
AptarGroup Inc.	15,314	699,390
AZZ Inc.	2,515	107,743
Barnes Group Inc.	10,089	177,466
Blount International Inc.(a)	8,234	104,819
Brink’s Co. (The)	11,272	259,256
Carlisle Companies Inc.	13,777	412,621
Ceradyne Inc.(a)	6,002	140,147
CLARCOR Inc.	11,427	441,425
Colfax Corp.(a)	4,840	71,971
Cooper Industries PLC	36,292	1,775,768
Crane Co.	11,272	427,660
Danaher Corp.	117,215	4,760,101
Donaldson Co. Inc.	17,323	816,433
Dover Corp.	41,477	2,165,514
Eastman Kodak Co.(a)(b)	61,331	257,590
Eaton Corp.	37,140	3,063,679
EnPro Industries Inc.(a)	4,888	152,897
ESCO Technologies Inc.	5,734	190,713
Fabrinet(a)	2,145	33,934
Federal Signal Corp.	14,155	76,295
FreightCar America Inc.	2,628	64,649
General Electric Co.	2,340,569	38,034,246
GP Strategies Corp.(a)	3,241	29,461
Griffon Corp.(a)	9,985	121,717
Harsco Corp.	18,402	452,321
Hexcel Corp.(a)	21,341	379,656
Honeywell International Inc.	168,007	7,382,228
Illinois Tool Works Inc.	96,663	4,545,094
Ingersoll-Rand PLC	70,082	2,502,628
ITT Corp.	39,493	1,849,457
Koppers Holdings Inc.	4,995	134,216
Lancaster Colony Corp.	4,482	212,895
Leggett & Platt Inc.	31,312	712,661
LSB Industries Inc.(a)	3,625	67,316
Lydall Inc.(a)	1,183	8,707
Matthews International Corp. Class A	7,010	247,874
Myers Industries Inc.	7,958	68,359
Pall Corp.	26,244	1,092,800
Parker Hannifin Corp.	34,618	2,425,337
Pentair Inc.	20,877	702,093
PMFG Inc.(a)	2,870	48,933
Polypore International Inc.(a)	5,365	161,808
Raven Industries Inc.	3,441	130,379
Roper Industries Inc.	20,457	1,333,387
Smith & Wesson Holding Corp.(a)	14,612	52,019
SPX Corp.	11,050	699,244
Standex International Corp.	2,662	64,394
STR Holdings Inc.(a)(b)	6,678	143,844
Sturm, Ruger & Co. Inc.	3,999	54,546
Teleflex Inc.	8,976	509,657
Textron Inc.	60,882	1,251,734
Tredegar Corp.	6,046	114,753
Trinity Industries Inc.	17,952	399,791
Tyco International Ltd.	112,135	4,118,719

		101,069,360

Security	Shares	Value
MEDIA – 2.78%
A.H. Belo Corp. Class A(a)	1,350	$9,544
Acacia Research Corp.(a)	8,017	141,099
Beasley Broadcast Group Inc. Class A(a)	971	5,137
Belo Corp. Class A(a)	19,005	117,831
Cablevision NY Group Class A	52,161	1,366,097
Cambium Learning Group Inc.(a)	3,663	11,722
CBS Corp. Class B NVS	152,457	2,417,968
Central European Media Enterprises Ltd. Class A(a)(b)	7,549	188,348
CKX Inc.(a)	14,073	68,958
Comcast Corp. Class A	617,520	11,164,762
Courier Corp.	2,280	32,422
Crown Media Holdings Inc. Class A(a)(b)	3,466	8,284
Cumulus Media Inc. Class A(a)	4,781	13,435
Dex One Corp.(a)	9,815	120,528
DG FastChannel Inc.(a)	5,666	123,235
DIRECTV Class A(a)	194,477	8,096,077
Discovery Communications Inc. Series A(a)	61,801	2,691,434
DISH Network Corp. Class A	44,923	860,725
Dolan Co. (The)(a)	7,097	80,693
E.W. Scripps Co. (The) Class A(a)	6,519	51,370
Entercom Communications Corp.(a)	2,608	20,499
Entravision Communications Corp. Class A(a)	3,495	6,955
Fisher Communications Inc.(a)	1,388	24,193
Gannett Co. Inc.	52,320	639,874
Gray Television Inc.(a)	3,289	6,611
John Wiley & Sons Inc. Class A	9,602	392,338
Journal Communications Inc. Class A(a)	10,151	45,781
Lee Enterprises Inc.(a)(b)	3,062	8,206
Liberty Global Inc. Series A(a)(b)	52,026	1,602,921
Liberty Media Corp. - Liberty Capital Group Series A(a)	17,023	886,217
Liberty Media Corp. - Liberty Starz Group Series A(a)	11,191	726,072
Lin TV Corp. Class A(a)	5,882	26,116
LodgeNet Interactive Corp.(a)(b)	5,882	16,470
Martha Stewart Living Omnimedia Inc. Class A(a)	5,749	27,250
McClatchy Co. (The) Class A(a)(b)	6,490	25,506
McGraw-Hill Companies Inc. (The)	69,693	2,304,051
Media General Inc. Class A(a)(b)	2,305	20,653
Mediacom Communications Corp. Class A(a)	8,473	56,006
Meredith Corp.	7,901	263,182
New York Times Co. (The) Class A(a)	26,930	208,438
News Corp. Class A NVS	500,808	6,540,552
Nexstar Broadcasting Group Inc.(a)	2,341	12,056
Outdoor Channel Holdings Inc.(a)	3,565	19,714
Playboy Enterprises Inc. Class B(a)	4,790	24,621
PRIMEDIA Inc.	6,611	25,122
Radio One Inc. Class D(a)	6,902	6,074
Scholastic Corp.(b)	5,665	157,600
Scripps Networks Interactive Inc. Class A	20,137	958,118
Sinclair Broadcast Group Inc. Class A(a)	10,648	74,749
Sirius XM Radio Inc.(a)	829,572	995,486
SuperMedia Inc.(a)(b)	1,746	18,455
Thomson Reuters Corp.	81,506	3,058,920
Time Warner Cable Inc.	77,766	4,198,586
Time Warner Inc.	248,649	7,621,092
Value Line Inc.(b)	255	3,537
Viacom Inc. Class B NVS	132,768	4,804,874
Walt Disney Co. (The)	430,357	14,249,120
Washington Post Co. (The) Class B	1,252	500,061

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Westwood One Inc.(a)(b)	1,175	$9,976
World Wrestling Entertainment Inc.	4,887	67,978

		78,223,699

METAL FABRICATE & HARDWARE – 0.26%
A.M. Castle & Co.(a)	4,107	54,418
Ampco-Pittsburgh Corp.	2,129	52,842
CIRCOR International Inc.	4,014	126,842
Commercial Metals Co.	25,631	371,393
Dynamic Materials Corp.	2,599	39,271
Hawk Corp. Class A(a)	1,509	65,294
Haynes International Inc.	2,514	87,789
Kaydon Corp.	7,803	269,984
L.B. Foster Co. Class A(a)	2,310	66,851
Ladish Co. Inc.(a)	4,085	127,166
Lawson Products Inc.	895	13,667
Mueller Industries Inc.	8,142	215,682
Mueller Water Products Inc. Class A	35,096	105,990
Northwest Pipe Co.(a)	2,088	36,540
Omega Flex Inc.	712	10,167
Precision Castparts Corp.	31,325	3,989,239
RBC Bearings Inc.(a)	4,637	157,565
Sun Hydraulics Corp.	3,252	91,674
Timken Co. (The)	19,347	742,151
TriMas Corp.(a)	3,028	44,966
Valmont Industries Inc.	4,716	341,438
Worthington Industries Inc.	13,777	207,068

		7,217,997

MINING – 0.91%
Alcoa Inc.	222,108	2,689,728
Allied Nevada Gold Corp.(a)	16,445	435,792
AMCOL International Corp.	5,133	134,433
Brush Engineered Materials Inc.(a)	4,357	123,913
Capital Gold Corp.(a)	26,184	126,469
Century Aluminum Co.(a)	12,760	168,049
Coeur d’Alene Mines Corp.(a)(b)	19,924	396,886
Compass Minerals International Inc.	7,284	558,100
Freeport-McMoRan Copper & Gold Inc.	103,194	8,811,736
General Moly Inc.(a)(b)	13,699	50,138
Globe Specialty Metals Inc.(a)	11,072	155,451
Golden Star Resources Ltd.(a)	50,669	250,305
Hecla Mining Co.(a)(b)	52,390	331,105
Horsehead Holding Corp.(a)	9,885	97,565
Jaguar Mining Inc.(a)	15,738	102,297
Kaiser Aluminum Corp.	3,332	142,576
Molycorp Inc.(a)	5,622	159,046
Newmont Mining Corp.	104,591	6,569,361
Noranda Aluminium Holding Corp.(a)	2,530	20,797
Royal Gold Inc.	11,771	586,667
RTI International Metals Inc.(a)	6,877	210,574
Southern Copper Corp.	37,500	1,317,000
Stillwater Mining Co.(a)	9,046	152,335
Thompson Creek Metals Co. Inc.(a)	28,006	301,905
Titanium Metals Corp.(a)	19,494	389,100
U.S. Energy Corp.(a)	1,911	8,676
United States Lime & Minerals Inc.(a)	352	13,608
Uranium Energy Corp.(a)(b)	15,361	50,384

Security	Shares	Value
US Gold Corp.(a)	16,653	$82,765
USEC Inc.(a)(b)	27,090	140,597
Vulcan Materials Co.(b)	28,375	1,047,605

		25,624,963

MISCELLANEOUS – MANUFACTURING – 0.00%
John Bean Technologies Corp.	6,145	98,996

		98,996

OFFICE & BUSINESS EQUIPMENT – 0.15%
Pitney Bowes Inc.	46,315	990,215
Xerox Corp.	300,182	3,106,883

		4,097,098

OFFICE FURNISHINGS – 0.04%
CompX International Inc.	268	3,546
Herman Miller Inc.	12,634	248,637
HNI Corp.	9,847	283,200
Interface Inc. Class A	11,798	167,885
Knoll Inc.	10,743	166,624
Steelcase Inc. Class A	16,817	140,086

		1,009,978

OIL & GAS – 7.81%
Abraxas Petroleum Corp.(a)(b)	15,258	43,333
Alon USA Energy Inc.(b)	2,763	14,920
American Oil & Gas Inc.(a)	10,423	84,426
Anadarko Petroleum Corp.	108,285	6,177,659
Apache Corp.	79,593	7,781,012
Apco Oil and Gas International Inc.	1,932	66,867
Approach Resources Inc.(a)	1,864	20,840
Atlas Energy Inc.(a)	16,294	466,660
ATP Oil & Gas Corp.(a)(b)	9,602	131,067
Atwood Oceanics Inc.(a)	12,630	384,584
Berry Petroleum Co. Class A	11,507	365,117
Bill Barrett Corp.(a)	9,958	358,488
BPZ Resources Inc.(a)(b)	21,607	82,755
Brigham Exploration Co.(a)	25,995	487,406
Cabot Oil & Gas Corp.	23,392	704,333
Callon Petroleum Co.(a)	1,803	8,925
CAMAC Energy Inc.(a)	3,906	12,460
Carrizo Oil & Gas Inc.(a)	7,316	175,145
Cheniere Energy Inc.(a)(b)	14,070	35,456
Chesapeake Energy Corp.	143,889	3,259,086
Chevron Corp.	440,336	35,689,233
Cimarex Energy Co.	18,721	1,238,956
Clayton Williams Energy Inc.(a)	1,284	64,958
Cobalt International Energy Inc.(a)	16,243	155,121
Comstock Resources Inc.(a)	10,437	234,728
Concho Resources Inc.(a)	20,044	1,326,311
ConocoPhillips	326,594	18,756,293
Contango Oil & Gas Co.(a)	2,922	146,568
Continental Resources Inc.(a)(b)	6,805	315,480
Crosstex Energy Inc.(a)	9,188	72,585
CVR Energy Inc.(a)	5,982	49,352
Delek US Holdings Inc.	2,535	18,151

18	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Delta Petroleum Corp.(a)	38,520	$30,300
Denbury Resources Inc.(a)	86,118	1,368,415
Devon Energy Corp.	97,558	6,315,905
Diamond Offshore Drilling Inc.	15,430	1,045,691
Endeavour International Corp.(a)	25,361	32,716
Energy Partners Ltd.(a)	4,292	51,547
Energy XXI (Bermuda) Ltd.(a)	13,137	303,596
EOG Resources Inc.	55,538	5,163,368
EQT Corp.	32,637	1,176,890
Evolution Petroleum Corp.(a)	3,242	19,484
EXCO Resources Inc.	31,829	473,297
Exxon Mobil Corp.	1,117,762	69,066,514
Forest Oil Corp.(a)	25,147	746,866
Frontier Oil Corp.	23,292	312,113
FX Energy Inc.(a)	10,827	44,824
Gastar Exploration Ltd.(a)	3,274	13,161
GeoResources Inc.(a)	2,682	42,644
GMX Resources Inc.(a)(b)	7,134	34,671
Goodrich Petroleum Corp.(a)(b)	5,832	84,972
Gulfport Energy Corp.(a)	6,952	96,216
Harvest Natural Resources Inc.(a)	8,137	84,788
Helmerich & Payne Inc.	21,183	857,064
Hess Corp.	64,275	3,799,938
Holly Corp.	10,101	290,404
Houston American Energy Corp.(b)	1,778	17,780
Isramco Inc.(a)(b)	260	15,652
Kodiak Oil & Gas Corp.(a)	46,606	157,994
Magnum Hunter Resources Corp.(a)	4,581	18,965
Marathon Oil Corp.	155,727	5,154,564
Mariner Energy Inc.(a)	23,367	566,182
McMoRan Exploration Co.(a)	18,885	325,011
Miller Petroleum Inc.(a)	1,252	6,748
Murphy Oil Corp.	42,258	2,616,615
Nabors Industries Ltd.(a)	61,363	1,108,216
Newfield Exploration Co.(a)	29,665	1,703,958
Noble Energy Inc.	38,550	2,894,720
Northern Oil and Gas Inc.(a)	9,005	152,545
Oasis Petroleum Inc.(a)	10,598	205,283
Occidental Petroleum Corp.	178,357	13,965,353
Panhandle Oil and Gas Inc.	1,639	40,467
Parker Drilling Co.(a)	28,471	123,849
Patterson-UTI Energy Inc.	34,525	589,687
Penn Virginia Corp.	10,437	167,409
PetroCorp Inc. Escrow(d)	1,248	0
Petrohawk Energy Corp.(a)	65,041	1,049,762
Petroleum Development Corp.(a)	4,717	130,189
PetroQuest Energy Inc.(a)	12,942	78,817
Pioneer Drilling Co.(a)	10,733	68,477
Pioneer Natural Resources Co.	25,769	1,675,758
Plains Exploration & Production Co.(a)	31,564	841,812
Pride International Inc.(a)	39,170	1,152,773
QEP Resources Inc.	38,710	1,166,719
Quicksilver Resources Inc.(a)	27,387	345,076
RAM Energy Resources Inc.(a)	12,177	18,996
Range Resources Corp.	35,487	1,353,119
Resolute Energy Corp.(a)	6,251	69,136
Rex Energy Corp.(a)	6,689	85,619
Rosetta Resources Inc.(a)	12,331	289,655
Rowan Companies Inc.(a)	25,467	773,178
SandRidge Energy Inc.(a)	74,306	422,058

Security	Shares	Value
Seahawk Drilling Inc.(a)	2,657	$22,478
SM Energy Co.	13,934	521,968
Southwestern Energy Co.(a)	76,557	2,560,066
Stone Energy Corp.(a)	9,358	137,843
Sunoco Inc.	26,643	972,470
Swift Energy Co.(a)	8,423	236,518
Tesoro Corp.	30,875	412,490
TransAtlantic Petroleum Ltd.(a)	24,820	73,467
Ultra Petroleum Corp.(a)	32,914	1,381,730
Unit Corp.(a)	9,139	340,793
VAALCO Energy Inc.(a)	12,732	73,082
Valero Energy Corp.	124,832	2,185,808
Vantage Drilling Co.(a)	18,386	29,418
Venoco Inc.(a)	4,503	88,394
W&T Offshore Inc.	8,714	92,368
Warren Resources Inc.(a)	12,633	50,153
Western Refining Inc.(a)(b)	7,827	41,013
Whiting Petroleum Corp.(a)	12,510	1,194,830

		219,950,690

OIL & GAS SERVICES – 1.72%
Allis-Chalmers Energy Inc.(a)	15,092	62,934
Baker Hughes Inc.	94,567	4,028,554
Basic Energy Services Inc.(a)	5,481	46,698
Cal Dive International Inc.(a)	16,311	89,221
Cameron International Corp.(a)	53,938	2,317,177
CARBO Ceramics Inc.	4,282	346,842
Complete Production Services Inc.(a)	17,545	358,795
Core Laboratories NV	9,487	835,236
Dawson Geophysical Co.(a)	1,649	43,946
Dresser-Rand Group Inc.(a)	18,508	682,760
Dril-Quip Inc.(a)	7,329	455,204
Exterran Holdings Inc.(a)	13,813	313,693
FMC Technologies Inc.(a)	27,103	1,850,864
Global Geophysical Services Inc.(a)	1,647	12,007
Global Industries Ltd.(a)	22,131	121,057
Gulf Island Fabrication Inc.	2,996	54,527
Halliburton Co.	199,048	6,582,517
Helix Energy Solutions Group Inc.(a)	24,005	267,416
Hercules Offshore Inc.(a)	26,302	69,700
Hornbeck Offshore Services Inc.(a)	4,968	96,826
ION Geophysical Corp.(a)	21,642	111,240
Key Energy Services Inc.(a)	28,040	266,660
Lufkin Industries Inc.	6,588	289,213
Matrix Service Co.(a)	5,824	50,960
National Oilwell Varco Inc.	92,653	4,120,279
Natural Gas Services Group Inc.(a)	2,678	39,554
Newpark Resources Inc.(a)	19,385	162,834
Oceaneering International Inc.(a)	12,424	669,157
Oil States International Inc.(a)	11,087	516,100
RPC Inc.	6,921	146,448
Schlumberger Ltd.	300,377	18,506,227
SEACOR Holdings Inc.(a)	5,153	438,829
Superior Energy Services Inc.(a)	18,178	485,171
T-3 Energy Services Inc.(a)	2,754	72,017
Tesco Corp.(a)	4,579	55,085
Tetra Technologies Inc.(a)	16,468	167,974
Tidewater Inc.	11,807	529,072
Union Drilling Inc.(a)(b)	3,022	13,539

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Weatherford International Ltd.(a)	165,651	$2,832,632
Willbros Group Inc.(a)	8,849	81,145
World Fuel Services Corp.	13,422	349,106

		48,539,216

PACKAGING & CONTAINERS – 0.29%
AEP Industries Inc.(a)	1,439	33,989
Astronics Corp.(a)(b)	2,080	36,296
Ball Corp.	20,634	1,214,311
Bemis Co. Inc.	22,911	727,424
Crown Holdings Inc.(a)	36,137	1,035,686
Graham Packaging Co. Inc.(a)	3,786	44,751
Graphic Packaging Holding Co.(a)	23,797	79,482
Greif Inc. Class A	7,351	432,533
Owens-Illinois Inc.(a)	36,591	1,026,744
Packaging Corp. of America	23,216	537,915
Pactiv Corp.(a)	29,705	979,671
Sealed Air Corp.	35,869	806,335
Silgan Holdings Inc.	12,192	386,486
Sonoco Products Co.	21,239	710,232

		8,051,855

PHARMACEUTICALS – 5.12%
Abbott Laboratories	339,125	17,715,890
Acura Pharmaceuticals Inc.(a)(b)	1,805	4,494
Akorn Inc.(a)	11,862	47,922
Alexza Pharmaceuticals Inc.(a)	8,537	27,062
Alimera Sciences Inc.(a)	1,427	13,656
Alkermes Inc.(a)	20,701	303,270
Allergan Inc.	67,025	4,459,173
Allos Therapeutics Inc.(a)	15,149	71,503
Alnylam Pharmaceuticals Inc.(a)	8,526	104,699
AmerisourceBergen Corp.	62,711	1,922,719
Amylin Pharmaceuticals Inc.(a)(b)	31,583	658,506
Antares Pharma Inc.(a)(b)	5,262	7,630
Anthera Pharmaceuticals Inc.(a)	1,252	5,246
Aoxing Pharmaceutical Co. Inc.(a)	5,330	16,310
Ardea Biosciences Inc.(a)(b)	3,757	86,411
Array BioPharma Inc.(a)	10,132	32,726
Auxilium Pharmaceuticals Inc.(a)	8,078	200,173
AVANIR Pharmaceuticals Inc. Class A(a)(b)	12,107	38,621
AVI BioPharma Inc.(a)(b)	27,430	50,471
Biodel Inc.(a)(b)	3,114	16,504
BioMarin Pharmaceutical Inc.(a)	22,239	497,042
BioScrip Inc.(a)	8,784	45,325
BioSpecifics Technologies Corp.(a)	996	26,812
Bristol-Myers Squibb Co.	377,871	10,244,083
Cadence Pharmaceuticals Inc.(a)(b)	6,337	52,914
Caraco Pharmaceutical Laboratories Ltd.(a)	2,204	11,858
Cardinal Health Inc.	80,153	2,648,255
Catalyst Health Solutions Inc.(a)	8,459	297,841
Cephalon Inc.(a)	16,836	1,051,240
Chelsea Therapeutics International Ltd.(a)	4,592	23,511
Clarient Inc.(a)	6,236	21,078
Corcept Therapeutics Inc.(a)	5,539	21,547
Cornerstone Therapeutics Inc.(a)	1,952	13,781
Cubist Pharmaceuticals Inc.(a)	12,639	295,626
Cumberland Pharmaceuticals Inc.(a)	1,854	10,772

Security	Shares	Value
Cypress Bioscience Inc.(a)	8,182	$31,501
Dendreon Corp.(a)	32,074	1,320,807
Depomed Inc.(a)	10,745	48,138
DURECT Corp.(a)	16,833	42,756
Dyax Corp.(a)	19,394	45,964
Dynavax Technologies Corp.(a)	4,861	8,896
Eli Lilly and Co.	223,362	8,159,414
Emergent BioSolutions Inc.(a)	3,582	61,825
Endo Pharmaceuticals Holdings Inc.(a)	26,334	875,342
Eurand NV(a)	1,407	13,845
Express Scripts Inc.(a)	120,437	5,865,282
Forest Laboratories Inc.(a)	62,641	1,937,486
Furiex Pharmaceuticals Inc.(a)	2,025	22,842
Gilead Sciences Inc.(a)	184,388	6,566,057
Herbalife Ltd.	13,050	787,567
Hi-Tech Pharmacal Co. Inc.(a)	2,397	48,515
Hospira Inc.(a)	36,658	2,089,873
Idenix Pharmaceuticals Inc.(a)(b)	5,327	16,514
Impax Laboratories Inc.(a)	13,375	264,825
Infinity Pharmaceuticals Inc.(a)(b)	3,757	20,701
Inspire Pharmaceuticals Inc.(a)	13,726	81,670
Ironwood Pharmaceuticals Inc.(a)	4,393	44,721
Isis Pharmaceuticals Inc.(a)	21,350	179,340
Jazz Pharmaceuticals Inc.(a)	1,173	12,586
Keryx Biopharmaceuticals Inc.(a)	4,478	21,539
King Pharmaceuticals Inc.(a)	56,243	560,180
Lannett Co. Inc.(a)(b)	2,264	10,369
Ligand Pharmaceuticals Inc. Class B(a)	25,587	40,427
MannKind Corp.(a)	14,117	95,431
MAP Pharmaceuticals Inc.(a)	1,365	20,885
Mead Johnson Nutrition Co. Class A	45,147	2,569,316
Medco Health Solutions Inc.(a)	95,138	4,952,884
Medicines Co. (The)(a)	12,174	172,871
Medicis Pharmaceutical Corp. Class A	12,950	383,968
Medivation Inc.(a)	6,262	81,406
Merck & Co. Inc.	682,306	25,115,684
Mylan Inc.(a)	68,554	1,289,501
Nabi Biopharmaceuticals(a)	13,129	63,019
Nature’s Sunshine Products Inc.(a)	1,671	14,939
NBTY Inc.(a)	12,334	678,123
Neogen Corp.(a)	4,849	164,139
Neurocrine Biosciences Inc.(a)	8,220	49,813
NeurogesX Inc.(a)(b)	2,329	16,093
NPS Pharmaceuticals Inc.(a)	13,966	95,527
Nutraceutical International Corp.(a)	2,087	32,745
Obagi Medical Products Inc.(a)	4,067	42,704
Omnicare Inc.	26,994	644,617
Onyx Pharmaceuticals Inc.(a)	13,935	367,605
Opko Health Inc.(a)	10,737	24,051
Osiris Therapeutics Inc.(a)	3,221	23,449
Pain Therapeutics Inc.(a)	7,738	47,821
Par Pharmaceutical Companies Inc.(a)	7,728	224,730
Perrigo Co.	17,939	1,152,043
PetMed Express Inc.	4,905	85,838
Pfizer Inc.	1,765,815	30,319,044
Pharmacyclics Inc.(a)	4,404	35,496
Pharmasset Inc.(a)	5,736	169,212
PharMerica Corp.(a)	7,045	67,139
POZEN Inc.(a)	5,543	39,244
Progenics Pharmaceuticals Inc.(a)	5,641	28,487

20	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Questcor Pharmaceuticals Inc.(a)	12,023	$119,268
Rigel Pharmaceuticals Inc.(a)	11,371	95,630
Salix Pharmaceuticals Ltd.(a)	12,378	491,654
Santarus Inc.(a)	10,441	31,427
Schiff Nutrition International Inc.	2,036	16,695
SciClone Pharmaceuticals Inc.(a)(b)	8,767	23,145
SIGA Technologies Inc.(a)(b)	5,427	45,912
Somaxon Pharmaceuticals Inc.(a)(b)	2,044	7,951
Spectrum Pharmaceuticals Inc.(a)	9,391	39,160
Star Scientific Inc.(a)(b)	19,789	41,557
Sucampo Pharmaceuticals Inc.(a)	917	3,439
SXC Health Solutions Corp.(a)	12,704	463,315
Synta Pharmaceuticals Corp.(a)	3,883	15,493
Synutra International Inc.(a)	4,072	47,032
Targacept Inc.(a)	3,950	88,243
Theravance Inc.(a)	13,406	269,461
United Therapeutics Corp.(a)	11,208	627,760
USANA Health Sciences Inc.(a)	1,253	50,571
Vanda Pharmaceuticals Inc.(a)	6,119	40,875
VCA Antech Inc.(a)	19,297	406,974
ViroPharma Inc.(a)	17,923	267,232
VIVUS Inc.(a)	18,323	122,581
Warner Chilcott PLC Class A	19,557	438,859
Watson Pharmaceuticals Inc.(a)	24,213	1,024,452
XenoPort Inc.(a)	6,329	44,999
Zalicus Inc.(a)	14,472	18,814
Zymogenetics Inc.(a)	12,272	119,652

		144,253,628

PIPELINES – 0.33%
El Paso Corp.	156,314	1,935,167
ONEOK Inc.	22,788	1,026,372
Questar Corp.	38,710	678,586
Spectra Energy Corp.	143,354	3,232,633
Williams Companies Inc. (The)	128,946	2,464,158

		9,336,916

REAL ESTATE – 0.13%
Avatar Holdings Inc.(a)	1,363	26,006
CB Richard Ellis Group Inc. Class A(a)	65,126	1,190,503
Consolidated-Tomoka Land Co.	1,363	38,859
Forest City Enterprises Inc. Class A(a)	25,866	331,861
Forestar Group Inc.(a)	7,710	131,455
Government Properties Income Trust	6,708	179,104
HFF Inc. Class A(a)	1,252	11,619
Hilltop Holdings Inc.(a)	8,494	81,373
Jones Lang LaSalle Inc.	9,507	820,169
Kennedy-Wilson Holdings Inc.(a)	2,160	22,896
Resource Capital Corp.	5,759	36,570
Retail Opportunity Investments Corp.	6,463	61,851
St. Joe Co. (The)(a)(b)	20,757	516,227
Starwood Property Trust Inc.	10,373	206,111
Terreno Realty Corp.(a)	2,020	36,804
Thomas Properties Group Inc.(a)	2,520	8,996
United Capital Corp.(a)	352	8,564

		3,708,968

Security	Shares	Value
REAL ESTATE INVESTMENT TRUSTS – 2.42%
Acadia Realty Trust	9,602	$182,438
Agree Realty Corp.	1,673	42,243
Alexander’s Inc.	455	143,680
Alexandria Real Estate Equities Inc.	11,720	820,400
AMB Property Corp.	37,529	993,393
American Campus Communities Inc.	14,478	440,710
American Capital Agency Corp.(b)	6,262	166,381
Annaly Capital Management Inc.	136,110	2,395,536
Anworth Mortgage Asset Corp.	26,856	191,483
Apartment Investment and Management Co. Class A	26,368	563,748
Apollo Commercial Real Estate Finance Inc.	2,265	36,399
Ashford Hospitality Trust Inc.(a)(b)	10,377	93,912
Associated Estates Realty Corp.	6,401	89,486
AvalonBay Communities Inc.	18,167	1,888,096
BioMed Realty Trust Inc.	25,374	454,702
Boston Properties Inc.	30,677	2,549,872
Brandywine Realty Trust	28,807	352,886
BRE Properties Inc. Class A	14,281	592,662
Camden Property Trust	13,845	664,145
CapLease Inc.	14,261	79,719
Capstead Mortgage Corp.	15,492	168,398
CBL & Associates Properties Inc.	31,178	407,185
Cedar Shopping Centers Inc.	9,496	57,736
Chatham Lodging Trust(a)	508	9,454
Chesapeake Lodging Trust	1,717	28,090
Chimera Investment Corp.	194,004	766,316
Cogdell Spencer Inc.	7,028	44,417
Colonial Properties Trust	15,158	245,408
Colony Financial Inc.	3,274	60,504
CommonWealth REIT	14,729	377,062
Corporate Office Properties Trust	12,942	482,866
Cousins Properties Inc.	16,581	118,388
CreXus Investment Corp.	3,084	37,101
Cypress Sharpridge Investments Inc.	3,757	50,156
DCT Industrial Trust Inc.	46,157	221,092
Developers Diversified Realty Corp.	41,332	463,745
DiamondRock Hospitality Co.(a)	32,827	311,528
Digital Realty Trust Inc.(b)	19,114	1,179,334
Douglas Emmett Inc.	27,568	482,716
Duke Realty Corp.	55,220	640,000
DuPont Fabros Technology Inc.	8,768	220,515
Dynex Capital Inc.	2,365	25,495
EastGroup Properties Inc.	6,196	231,606
Education Realty Trust Inc.	12,632	90,319
Entertainment Properties Trust	10,557	455,851
Equity Lifestyle Properties Inc.(b)	5,676	309,228
Equity One Inc.	7,424	125,317
Equity Residential	62,478	2,972,078
Essex Property Trust Inc.	6,698	733,029
Excel Trust Inc.	1,103	12,431
Extra Space Storage Inc.	19,974	320,383
Federal Realty Investment Trust	13,317	1,087,466
FelCor Lodging Trust Inc.(a)	21,341	98,169
First Industrial Realty Trust Inc.(a)	13,739	69,657
First Potomac Realty Trust	8,830	132,450
Franklin Street Properties Corp.	15,392	191,169
General Growth Properties Inc.	52,466	818,470
Getty Realty Corp.	4,403	118,132

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Gladstone Commercial Corp.	1,715	$29,429
Glimcher Realty Trust	14,182	87,219
Hatteras Financial Corp.	9,819	279,547
HCP Inc.(b)	68,141	2,451,713
Health Care REIT Inc.	28,646	1,356,102
Healthcare Realty Trust Inc.(b)	12,506	292,515
Hersha Hospitality Trust	27,601	142,973
Highwoods Properties Inc.	16,922	549,457
Home Properties Inc.	8,116	429,336
Hospitality Properties Trust	27,798	620,729
Host Hotels & Resorts Inc.	146,037	2,114,616
Hudson Pacific Properties Inc.	3,229	52,859
Inland Real Estate Corp.	16,846	139,990
Invesco Mortgage Capital Inc.	5,852	125,935
Investors Real Estate Trust	17,200	144,136
iStar Financial Inc.(a)(b)	19,628	60,062
Kilroy Realty Corp.	11,648	386,015
Kimco Realty Corp.	89,803	1,414,397
Kite Realty Group Trust	10,219	45,372
LaSalle Hotel Properties	15,519	362,989
Lexington Realty Trust(b)	22,580	161,673
Liberty Property Trust(b)	25,376	809,494
LTC Properties Inc.	5,066	129,284
Macerich Co. (The)	27,863	1,196,716
Mack-Cali Realty Corp.	17,676	578,182
Medical Properties Trust Inc.	24,493	248,359
MFA Financial Inc.	63,489	484,421
Mid-America Apartment Communities Inc.	6,856	399,568
Mission West Properties Inc.	4,232	28,693
Monmouth Real Estate Investment Corp. Class A	7,330	57,321
MPG Office Trust Inc.(a)	3,138	7,845
National Health Investors Inc.(b)	5,785	254,887
National Retail Properties Inc.	18,663	468,628
Nationwide Health Properties Inc.	25,587	989,449
Newcastle Investment Corp.(a)	4,821	14,945
NorthStar Realty Finance Corp.	13,882	51,919
Omega Healthcare Investors Inc.(b)	20,251	454,635
One Liberty Properties Inc.	586	9,323
Parkway Properties Inc.	4,835	71,558
Pebblebrook Hotel Trust(a)	7,538	135,759
Pennsylvania Real Estate Investment Trust	11,238	133,283
Piedmont Office Realty Trust Inc. Class A	11,830	223,705
Post Properties Inc.(b)	11,090	309,633
ProLogis	106,241	1,251,519
PS Business Parks Inc.	4,007	226,676
Public Storage	30,936	3,002,029
RAIT Financial Trust(a)	20,011	33,018
Ramco-Gershenson Properties Trust	6,743	72,218
Realty Income Corp.(b)	23,443	790,498
Redwood Trust Inc.	17,455	252,399
Regency Centers Corp.	18,334	723,643
Saul Centers Inc.	1,528	64,100
Senior Housing Properties Trust	28,876	678,586
Simon Property Group Inc.	64,366	5,969,303
SL Green Realty Corp.	17,368	1,099,915
Sovran Self Storage Inc.	6,262	237,330
Strategic Hotels & Resorts Inc.(a)	34,413	145,911
Sun Communities Inc.	3,442	105,669
Sunstone Hotel Investors Inc.(a)	22,474	203,839
Tanger Factory Outlet Centers Inc.	9,175	432,510

Security	Shares	Value
Taubman Centers Inc.	12,358	$551,290
Two Harbors Investment Corp.	2,664	24,029
U-Store-It Trust	17,862	149,148
UDR Inc.	38,740	818,189
UMH Properties Inc.	2,575	27,656
Universal Health Realty Income Trust	2,541	87,436
Urstadt Biddle Properties Inc. Class A	4,086	73,875
Ventas Inc.(b)	34,657	1,787,262
Vornado Realty Trust	36,030	3,081,646
Walter Investment Management Corp.	4,600	80,454
Washington Real Estate Investment Trust	13,329	422,929
Weingarten Realty Investors	25,106	547,813
Winthrop Realty Trust(b)	4,092	50,577

		68,201,290

RETAIL – 5.92%
99 Cents Only Stores(a)	10,110	190,877
Abercrombie & Fitch Co. Class A	19,733	775,902
Advance Auto Parts Inc.	18,373	1,078,128
Aeropostale Inc.(a)	19,624	456,258
AFC Enterprises Inc.(a)	6,379	79,100
America’s Car-Mart Inc.(a)	2,273	57,234
American Eagle Outfitters Inc.	43,837	655,802
AnnTaylor Stores Corp.(a)	13,704	277,369
Asbury Automotive Group Inc.(a)	7,251	102,022
AutoNation Inc.(a)(b)	14,486	336,799
AutoZone Inc.(a)	5,719	1,309,136
Barnes & Noble Inc.(b)	8,113	131,512
Bebe Stores Inc.	5,340	38,501
Bed Bath & Beyond Inc.(a)	56,909	2,470,420
Best Buy Co. Inc.	76,162	3,109,694
Big 5 Sporting Goods Corp.	4,914	65,946
Big Lots Inc.(a)	18,185	604,651
Biglari Holdings Inc.(a)	325	106,811
BJ’s Restaurants Inc.(a)	4,822	135,788
BJ’s Wholesale Club Inc.(a)	11,714	486,131
Bob Evans Farms Inc.	6,873	192,925
Bon-Ton Stores Inc. (The)(a)	2,588	26,320
Books-A-Million Inc.(b)	1,590	9,540
Borders Group Inc.(a)	12,630	15,030
Brinker International Inc.	23,050	434,723
Brown Shoe Co. Inc.	9,462	108,529
Buckle Inc. (The)(b)	6,032	160,089
Buffalo Wild Wings Inc.(a)	3,884	186,005
Build-A-Bear Workshop Inc.(a)	3,380	20,449
Burger King Holdings Inc.	21,258	507,641
Cabela’s Inc.(a)(b)	9,637	182,910
California Pizza Kitchen Inc.(a)	4,312	73,563
Caribou Coffee Co. Inc.(a)(b)	1,538	15,995
CarMax Inc.(a)	49,834	1,388,375
Carrols Restaurant Group Inc.(a)	3,504	18,571
Casey’s General Stores Inc.	9,973	416,373
Cash America International Inc.	6,445	225,575
Casual Male Retail Group Inc.(a)	2,727	11,126
Cato Corp. (The) Class A	6,480	173,405
CEC Entertainment Inc.(a)	5,166	177,349
Charming Shoppes Inc.(a)	26,718	94,047
Cheesecake Factory Inc. (The)(a)	13,725	363,301
Chico’s FAS Inc.	39,617	416,771

22	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Children’s Place Retail Stores Inc. (The)(a)	5,492	$267,845
Chipotle Mexican Grill Inc.(a)	7,067	1,215,524
Christopher & Banks Corp.	7,779	61,532
Citi Trends Inc.(a)	3,037	73,526
Coldwater Creek Inc.(a)	13,332	70,260
Collective Brands Inc.(a)	14,191	229,043
Conn’s Inc.(a)(b)	2,615	12,160
Copart Inc.(a)	15,197	501,045
Costco Wholesale Corp.	96,770	6,240,697
Cracker Barrel Old Country Store Inc.	5,282	268,114
CVS Caremark Corp.	298,663	9,398,925
Darden Restaurants Inc.	31,206	1,334,993
Denny’s Corp.(a)	20,202	62,828
Destination Maternity Corp.(a)	1,275	41,973
Dick’s Sporting Goods Inc.(a)	19,551	548,210
Dillard’s Inc. Class A	10,886	257,345
DineEquity Inc.(a)(b)	3,963	178,256
Dollar General Corp.(a)	14,468	423,189
Dollar Tree Inc.(a)	27,788	1,354,943
Domino’s Pizza Inc.(a)(b)	7,658	101,239
Dress Barn Inc.(a)	12,004	285,095
DSW Inc. Class A(a)	2,552	73,242
Einstein Noah Restaurant Group Inc.(a)	965	10,229
Express Inc.(a)	1,885	28,671
EZCORP Inc.(a)	10,779	216,011
Family Dollar Stores Inc.	29,925	1,321,488
Finish Line Inc. (The) Class A	10,350	143,968
First Cash Financial Services Inc.(a)	6,408	177,822
Foot Locker Inc.	34,652	503,494
Fred’s Inc. Class A	8,614	101,645
GameStop Corp. Class A(a)(b)	34,244	674,949
Gap Inc. (The)	97,184	1,811,510
Genesco Inc.(a)	5,205	155,525
Gordmans Stores Inc.(a)	1,175	13,571
Group 1 Automotive Inc.(a)	5,213	155,764
Haverty Furniture Companies Inc.	4,266	46,542
hhgregg Inc.(a)(b)	2,550	63,138
Hibbett Sports Inc.(a)	6,807	169,835
Home Depot Inc. (The)	370,837	11,748,116
Hot Topic Inc.	9,507	56,947
HSN Inc.(a)	8,788	262,761
J. Crew Group Inc.(a)	11,527	387,538
J.C. Penney Co. Inc.	50,809	1,380,989
Jack in the Box Inc.(a)	12,841	275,311
Jamba Inc.(a)	3,975	8,705
Jo-Ann Stores Inc.(a)	5,761	256,653
Jos. A. Bank Clothiers Inc.(a)	6,480	276,113
Kenneth Cole Productions Inc. Class A(a)	2,190	36,507
Kirkland’s Inc.(a)	2,450	33,957
Kohl’s Corp.(a)	67,348	3,547,893
Krispy Kreme Doughnuts Inc.(a)	13,988	64,065
Landry’s Restaurants Inc.(a)	2,019	49,445
Limited Brands Inc.	58,529	1,567,407
Lithia Motors Inc. Class A	5,701	54,673
Lowe’s Companies Inc.	316,870	7,063,032
Lumber Liquidators Holdings Inc.(a)	3,937	96,732
Macy’s Inc.	93,279	2,153,812
MarineMax Inc.(a)	1,265	8,906
McCormick & Schmick’s Seafood Restaurants Inc.(a)	2,922	22,733
McDonald’s Corp.	235,615	17,555,674

Security	Shares	Value
Men’s Wearhouse Inc. (The)	11,906	$283,244
Movado Group Inc.(a)	3,851	41,899
MSC Industrial Direct Co. Inc. Class A	9,602	518,892
New York & Co. Inc.(a)	4,738	12,177
Nordstrom Inc.	36,025	1,340,130
Nu Skin Enterprises Inc. Class A	10,889	313,603
O’Charley’s Inc.(a)	3,087	22,196
O’Reilly Automotive Inc.(a)	29,749	1,582,647
Office Depot Inc.(a)	63,702	293,029
OfficeMax Inc.(a)	17,935	234,769
P.F. Chang’s China Bistro Inc.(b)	5,415	250,173
Pacific Sunwear of California Inc.(a)	15,144	79,203
Panera Bread Co. Class A(a)	6,491	575,167
Pantry Inc. (The)(a)	4,950	119,344
Papa John’s International Inc.(a)	4,690	123,722
PC Connection Inc.(a)	1,966	13,428
Penske Automotive Group Inc.(a)	9,108	120,226
Pep Boys - Manny, Moe & Jack (The)	11,253	119,057
PetSmart Inc.	25,164	880,740
Pier 1 Imports Inc.(a)	25,027	204,971
PriceSmart Inc.	3,184	92,750
RadioShack Corp.	28,018	597,624
Red Robin Gourmet Burgers Inc.(a)	3,565	69,910
Regis Corp.	12,937	247,485
Retail Ventures Inc.(a)	5,955	64,076
REX American Resources Corp.(a)	1,949	28,241
Rite Aid Corp.(a)(b)	128,538	121,211
Ross Stores Inc.	27,225	1,487,029
Ruby Tuesday Inc.(a)	14,612	173,444
rue21 Inc.(a)	2,389	61,660
Rush Enterprises Inc. Class A(a)	7,210	110,601
Ruth’s Hospitality Group Inc.(a)	5,095	20,431
Saks Inc.(a)(b)	27,723	238,418
Sally Beauty Holdings Inc.(a)	20,322	227,606
School Specialty Inc.(a)	4,702	61,173
Sears Holdings Corp.(a)(b)	10,108	729,191
Select Comfort Corp.(a)	9,167	62,152
Shoe Carnival Inc.(a)	1,994	40,319
Signet Jewelers Ltd.(a)	19,040	604,330
Sonic Automotive Inc.(a)	7,094	69,734
Sonic Corp.(a)	14,092	113,863
Stage Stores Inc.	9,349	121,537
Staples Inc.	160,009	3,347,388
Starbucks Corp.	163,413	4,180,105
Stein Mart Inc.(a)	5,857	51,717
Susser Holdings Corp.(a)	1,730	24,220
Systemax Inc.	2,318	28,465
Talbots Inc. (The)(a)(b)	12,942	169,540
Target Corp.	161,588	8,635,263
Texas Roadhouse Inc.(a)	11,412	160,453
Tiffany & Co.	28,097	1,320,278
Titan Machinery Inc.(a)	3,389	55,241
TJX Companies Inc. (The)	89,551	3,996,661
Tractor Supply Co.	16,282	645,744
Tuesday Morning Corp.(a)	6,503	31,019
Ulta Salon Cosmetics & Fragrance Inc.(a)	5,975	174,470
Under Armour Inc. Class A(a)	7,378	332,305
Urban Outfitters Inc.(a)	27,098	851,961
Vitamin Shoppe Inc.(a)	2,523	69,256
Wal-Mart Stores Inc.	447,146	23,931,254

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Walgreen Co.	214,798	$7,195,733
Wendy’s/Arby’s Group Inc. Class A	66,061	299,256
West Marine Inc.(a)	3,334	33,873
Wet Seal Inc. Class A(a)	19,698	66,776
Williams-Sonoma Inc.	21,524	682,311
Winmark Corp.	509	17,021
Yum! Brands Inc.	101,941	4,695,402
Zumiez Inc.(a)	4,141	87,624

		166,743,546

SAVINGS & LOANS – 0.27%
Abington Bancorp Inc.	5,204	54,850
Astoria Financial Corp.	19,292	262,950
BankFinancial Corp.	5,004	45,887
Beneficial Mutual Bancorp Inc.(a)	7,837	70,298
Berkshire Hills Bancorp Inc.	2,922	55,401
BofI Holding Inc.(a)	1,540	18,280
Brookline Bancorp Inc.	13,583	135,558
Capitol Federal Financial	4,779	118,041
Clifton Savings Bancorp Inc.	2,568	22,085
Danvers Bancorp Inc.	4,962	76,067
Dime Community Bancshares Inc.	5,635	78,045
ESB Financial Corp.(b)	1,897	26,406
ESSA Bancorp Inc.	3,838	45,442
First Financial Holdings Inc.	4,179	46,554
First Niagara Financial Group Inc.	46,763	544,789
Flagstar Bancorp Inc.(a)	3,475	6,325
Flushing Financial Corp.	6,932	80,134
Fox Chase Bancorp Inc.(a)	1,517	14,351
Heritage Financial Group(b)	417	3,511
Home Bancorp Inc.(a)	1,747	23,375
Home Federal Bancorp Inc.	3,511	42,729
Hudson City Bancorp Inc.	105,329	1,291,334
Investors Bancorp Inc.(a)	10,793	127,789
Kearny Financial Corp.	4,487	39,620
Meridian Interstate Bancorp Inc.(a)	2,367	24,948
NASB Financial Inc.	817	13,521
New York Community Bancorp Inc.	93,518	1,519,668
NewAlliance Bancshares Inc.	23,593	297,744
Northwest Bancshares Inc.	22,112	247,433
OceanFirst Financial Corp.	3,977	48,798
Oritani Financial Corp.	9,625	96,058
People’s United Financial Inc.	79,761	1,044,071
Provident Financial Services Inc.	14,234	175,932
Provident New York Bancorp	7,097	59,544
Rockville Financial Inc.	1,888	21,693
Roma Financial Corp.	2,230	23,482
Territorial Bancorp Inc.	2,810	47,292
TFS Financial Corp.	18,787	172,653
United Financial Bancorp Inc.	3,993	53,945
ViewPoint Financial Group	3,519	32,551
Washington Federal Inc.	25,467	388,626
Waterstone Financial Inc.(a)(b)	1,980	7,900
Westfield Financial Inc.	6,699	52,252
WSFS Financial Corp.	1,396	52,364

		7,610,296

Security	Shares	Value
SEMICONDUCTORS – 2.65%
Actel Corp.(a)	5,652	$90,149
Advanced Analogic Technologies Inc.(a)	8,252	28,965
Advanced Micro Devices Inc.(a)	128,914	916,579
Alpha & Omega Semiconductor Ltd.(a)	1,133	12,871
Altera Corp.	66,704	2,011,793
Amkor Technology Inc.(a)	25,861	169,907
ANADIGICS Inc.(a)	15,344	93,445
Analog Devices Inc.	66,110	2,074,532
Applied Materials Inc.	294,674	3,441,792
Applied Micro Circuits Corp.(a)	15,207	152,070
Atmel Corp.(a)	102,436	815,391
ATMI Inc.(a)	7,460	110,856
Avago Technologies Ltd.(a)	22,114	497,786
Axcelis Technologies Inc.(a)	7,498	14,471
AXT Inc.(a)	2,111	13,975
Broadcom Corp. Class A	108,821	3,851,175
Brooks Automation Inc.(a)	15,570	104,475
Cabot Microelectronics Corp.(a)	5,130	165,083
Cavium Networks Inc.(a)(b)	8,767	252,139
CEVA Inc.(a)	4,461	63,792
Cirrus Logic Inc.(a)(b)	15,293	272,827
Cohu Inc.	4,921	61,955
Conexant Systems Inc.(a)	6,089	9,986
Cree Inc.(a)	23,403	1,270,549
Cypress Semiconductor Corp.(a)	37,157	467,435
Diodes Inc.(a)	7,689	131,405
DSP Group Inc.(a)	4,595	32,165
Emulex Corp.(a)	18,913	197,452
Entegris Inc.(a)	29,881	139,544
Entropic Communications Inc.(a)	10,728	102,989
Exar Corp.(a)	7,885	47,231
Fairchild Semiconductor International Inc.(a)	27,400	257,560
FormFactor Inc.(a)	11,646	100,156
FSI International Inc.(a)	2,086	5,549
GSI Technology Inc.(a)	5,840	33,463
Hittite Microwave Corp.(a)	5,427	258,597
Ikanos Communications Inc.(a)	6,603	7,858
Integrated Device Technology Inc.(a)	37,320	218,322
Integrated Silicon Solution Inc.(a)	2,484	21,387
Intel Corp.	1,217,189	23,406,544
International Rectifier Corp.(a)	15,874	334,783
Intersil Corp. Class A	28,192	329,564
IPG Photonics Corp.(a)	5,026	121,328
IXYS Corp.(a)	5,621	53,681
KLA-Tencor Corp.	37,690	1,327,819
Kopin Corp.(a)	15,367	54,553
Kulicke and Soffa Industries Inc.(a)	16,509	102,191
Lam Research Corp.(a)	28,280	1,183,518
Lattice Semiconductor Corp.(a)	24,814	117,866
Linear Technology Corp.	49,916	1,533,919
LSI Corp.(a)	146,056	666,015
LTX-Credence Corp.(a)	23,584	49,291
Marvell Technology Group Ltd.(a)	117,962	2,065,515
Mattson Technology Inc.(a)(b)	4,526	12,446
Maxim Integrated Products Inc.	67,017	1,240,485
MaxLinear Inc.(a)	1,640	18,401
MEMC Electronic Materials Inc.(a)	50,946	607,276
Micrel Inc.	9,253	91,235

24	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Microchip Technology Inc.	40,821	$1,283,820
Micron Technology Inc.(a)	189,103	1,363,433
Microsemi Corp.(a)	18,384	315,286
Microtune Inc.(a)	11,586	33,599
Mindspeed Technologies Inc.(a)	7,081	55,019
MIPS Technologies Inc. Class A(a)	9,343	90,907
MKS Instruments Inc.(a)	10,914	196,234
Monolithic Power Systems Inc.(a)	5,639	92,085
MoSys Inc.(a)	2,081	10,155
Nanometrics Inc.(a)	3,162	47,588
National Semiconductor Corp.	51,604	658,983
NetLogic Microsystems Inc.(a)(b)	12,853	354,486
Novellus Systems Inc.(a)	20,136	535,215
NVIDIA Corp.(a)	123,468	1,442,106
OmniVision Technologies Inc.(a)	11,838	272,747
ON Semiconductor Corp.(a)	96,566	696,241
Pericom Semiconductor Corp.(a)	5,645	49,055
Photronics Inc.(a)	13,013	68,839
PLX Technology Inc.(a)	10,573	38,274
PMC-Sierra Inc.(a)	50,383	370,819
Power Integrations Inc.	5,470	173,891
QLogic Corp.(a)	22,984	405,438
Rambus Inc.(a)(b)	23,377	487,177
Richardson Electronics Ltd.	1,049	11,014
Rovi Corp.(a)	22,723	1,145,466
Rubicon Technology Inc.(a)(b)	2,663	60,423
Rudolph Technologies Inc.(a)	6,373	52,960
Semtech Corp.(a)	13,960	281,852
Silicon Image Inc.(a)	18,980	90,724
Silicon Laboratories Inc.(a)	9,941	364,338
Skyworks Solutions Inc.(a)	39,433	815,474
Standard Microsystems Corp.(a)	4,947	112,841
Supertex Inc.(a)	2,468	54,592
Teradyne Inc.(a)	39,786	443,216
Tessera Technologies Inc.(a)	11,418	211,233
Texas Instruments Inc.	268,404	7,284,485
TriQuint Semiconductor Inc.(a)	34,177	328,099
Ultra Clean Holdings Inc.(a)	4,182	36,049
Ultratech Inc.(a)	5,015	85,756
Varian Semiconductor Equipment Associates Inc.(a)	16,529	475,705
Veeco Instruments Inc.(a)(b)	9,222	321,571
Volterra Semiconductor Corp.(a)	5,823	125,311
Xilinx Inc.	56,910	1,514,375
Zoran Corp.(a)	11,266	86,072

		74,777,059

SOFTWARE – 4.07%
Accelrys Inc.(a)	11,600	80,736
ACI Worldwide Inc.(a)	8,064	180,553
Activision Blizzard Inc.	115,716	1,252,047
Actuate Corp.(a)	8,849	45,572
Acxiom Corp.(a)	15,856	251,476
Adobe Systems Inc.(a)	116,046	3,034,603
Advent Software Inc.(a)	3,419	178,438
Allscripts Healthcare Solutions Inc.(a)	21,644	399,765
American Reprographics Co.(a)	8,118	63,726
American Software Inc. Class A	5,030	29,677
ANSYS Inc.(a)	19,900	840,775
ArcSight Inc.(a)	6,248	272,163

Security	Shares	Value
Aspen Technology Inc.(a)	11,398	$118,197
athenahealth Inc.(a)	7,566	249,829
Autodesk Inc.(a)	51,127	1,634,530
Automatic Data Processing Inc.	109,595	4,606,278
Avid Technology Inc.(a)	6,901	90,472
Blackbaud Inc.	9,673	232,539
Blackboard Inc.(a)(b)	7,510	270,660
BMC Software Inc.(a)	40,440	1,637,011
Bottomline Technologies Inc.(a)	6,564	100,823
Broadridge Financial Solutions Inc.	28,723	656,895
CA Inc.	86,019	1,816,721
CDC Corp. Class A(a)	3,249	13,743
Cerner Corp.(a)	15,387	1,292,354
Citrix Systems Inc.(a)	41,266	2,815,992
CommVault Systems Inc.(a)	9,247	240,699
Computer Programs and Systems Inc.	2,421	103,062
Compuware Corp.(a)	51,094	435,832
Concur Technologies Inc.(a)	9,145	452,129
Convio Inc.(a)	1,277	11,774
CSG Systems International Inc.(a)	7,706	140,480
Deltek Inc.(a)	4,716	37,775
DemandTec Inc.(a)	4,361	41,037
Digi International Inc.(a)	5,318	50,468
DivX Inc.(a)	8,810	83,959
Dun & Bradstreet Corp. (The)	10,625	787,738
DynaVox Inc.(a)	630	5,116
Ebix Inc.(a)(b)	4,570	107,167
Electronic Arts Inc.(a)	73,729	1,211,367
Emdeon Inc. Class A(a)	6,262	76,271
Envestnet Inc.(a)	1,691	17,688
Epicor Software Corp.(a)	9,602	83,537
EPIQ Systems Inc.	7,097	87,009
Fair Isaac Corp.	8,851	218,266
FalconStor Software Inc.(a)	6,881	21,056
Fidelity National Information Services Inc.	58,034	1,574,462
Fiserv Inc.(a)	32,555	1,752,110
Global Defense Technology & Systems Inc.(a)	1,064	14,577
Global Payments Inc.	18,112	776,824
Guidance Software Inc.(a)	2,922	17,064
Informatica Corp.(a)	20,886	802,231
InnerWorkings Inc.(a)(b)	7,455	48,979
Interactive Intelligence Inc.(a)	2,775	48,840
Intuit Inc.(a)	62,207	2,725,289
JDA Software Group Inc.(a)	8,003	202,956
Lawson Software Inc.(a)	30,693	259,970
ManTech International Corp. Class A(a)	4,787	189,565
MedAssets Inc.(a)	8,767	184,458
Medidata Solutions Inc.(a)	3,879	74,477
Microsoft Corp.	1,681,156	41,171,510
MicroStrategy Inc. Class A(a)	1,974	170,968
MoneyGram International Inc.(a)	16,282	39,728
Monotype Imaging Holdings Inc.(a)	4,726	43,243
MSCI Inc. Class A(a)	23,636	784,952
NetSuite Inc.(a)(b)	3,649	86,007
Novell Inc.(a)	76,575	457,153
Nuance Communications Inc.(a)	48,391	756,835
Omnicell Inc.(a)	7,293	95,392
OPNET Technologies Inc.	2,990	54,269
Oracle Corp.	833,282	22,373,622
Parametric Technology Corp.(a)	26,303	513,961

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Paychex Inc.	71,323	$1,960,669
PDF Solutions Inc.(a)	4,964	18,367
Pegasystems Inc.(b)	3,127	97,093
Progress Software Corp.(a)	9,880	327,028
PROS Holdings Inc.(a)	4,153	38,540
QAD Inc.(a)	3,147	13,092
QLIK Technologies Inc.(a)	2,935	64,717
Quality Systems Inc.(b)	4,318	286,327
Quest Software Inc.(a)	13,712	337,178
RealPage Inc.(a)	3,105	59,243
Red Hat Inc.(a)	41,776	1,712,816
Renaissance Learning Inc.	1,817	18,515
Rosetta Stone Inc.(a)	1,252	26,592
Salesforce.com Inc.(a)	25,551	2,856,602
Schawk Inc.	3,199	59,054
SeaChange International Inc.(a)	6,399	47,417
SEI Investments Co.	31,609	642,927
Smith Micro Software Inc.(a)	6,433	63,944
SolarWinds Inc.(a)	6,212	107,219
Solera Holdings Inc.	15,723	694,328
SS&C Technologies Holdings Inc.(a)	1,120	17,696
Synchronoss Technologies Inc.(a)	4,052	72,166
SYNNEX Corp.(a)	4,592	129,219
Take-Two Interactive Software Inc.(a)	16,432	166,621
Taleo Corp. Class A(a)	8,707	252,416
THQ Inc.(a)	15,710	63,154
Total System Services Inc.	36,634	558,302
Trident Microsystems Inc.(a)	12,353	21,124
Ultimate Software Group Inc.(a)	5,994	231,608
Unica Corp.(a)	2,812	58,996
VeriFone Systems Inc.(a)	18,515	575,261
VMware Inc. Class A(a)	16,082	1,366,005

		114,541,683

STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)	7,722	118,455

		118,455

TELECOMMUNICATIONS – 5.53%
Acme Packet Inc.(a)	10,194	386,760
ADC Telecommunications Inc.(a)	22,454	284,492
ADTRAN Inc.	13,006	459,112
Alaska Communications Systems Group Inc.	9,218	93,563
Amdocs Ltd.(a)	44,423	1,273,163
American Tower Corp. Class A(a)	88,577	4,540,457
Anaren Inc.(a)	3,658	61,418
Anixter International Inc.(a)	6,089	328,745
Applied Signal Technology Inc.	2,777	69,092
ARRIS Group Inc.(a)	28,807	281,444
Aruba Networks Inc.(a)	14,641	312,439
AT&T Inc.	1,296,121	37,069,061
Atheros Communications Inc.(a)	15,333	404,025
Atlantic Tele-Network Inc.	1,978	97,397
Aviat Networks Inc.(a)	13,046	53,358
BigBand Networks Inc.(a)	6,455	18,332
Black Box Corp.	3,886	124,585
Calix Inc.(a)(b)	1,632	23,436
Cbeyond Inc.(a)	6,017	77,198

Security	Shares	Value
CenturyLink Inc.	66,580	$2,627,247
Ciena Corp.(a)(b)	21,292	331,516
Cincinnati Bell Inc.(a)	46,342	123,733
Cisco Systems Inc.(a)	1,249,914	27,373,117
Clearwire Corp. Class A(a)	29,510	238,736
CommScope Inc.(a)	21,273	505,021
Comtech Telecommunications Corp.(a)	6,528	178,541
Consolidated Communications Holdings Inc.	5,085	94,937
Corning Inc.	341,937	6,250,608
CPI International Inc.(a)	1,565	21,910
Crown Castle International Corp.(a)	64,086	2,829,397
DigitalGlobe Inc.(a)	5,886	178,934
EchoStar Corp. Class A(a)	8,686	165,729
EMS Technologies Inc.(a)	3,318	61,814
Extreme Networks Inc.(a)	18,787	58,428
FiberTower Corp.(a)	3,557	15,082
Finisar Corp.(a)(b)	14,863	279,276
Frontier Communications Corp.	218,847	1,787,980
General Communication Inc. Class A(a)	8,760	87,337
GeoEye Inc.(a)	4,592	185,884
Global Crossing Ltd.(a)	7,245	93,171
Globalstar Inc.(a)	15,359	26,725
Globecomm Systems Inc.(a)	4,466	37,380
Harmonic Inc.(a)	23,501	161,687
Harris Corp.	28,767	1,274,090
Hughes Communications Inc.(a)	2,248	61,258
Hypercom Corp.(a)	4,250	27,625
ICO Global Communications (Holdings) Ltd.(a)	5,610	9,200
IDT Corp. Class B(a)	3,475	61,820
Infinera Corp.(a)	18,590	216,945
InterDigital Inc.(a)(b)	10,114	299,476
Iridium Communications Inc.(a)	4,804	41,026
Ixia(a)	6,298	78,095
JDS Uniphase Corp.(a)	47,273	585,712
Juniper Networks Inc.(a)	116,482	3,535,229
Knology Inc.(a)	5,988	80,419
KVH Industries Inc.(a)	2,940	44,129
Leap Wireless International Inc.(a)	13,375	165,181
Level 3 Communications Inc.(a)	369,487	346,320
LogMeIn Inc.(a)	4,623	166,336
Loral Space & Communications Inc.(a)	2,478	129,352
MasTec Inc.(a)	11,203	115,615
Meru Networks Inc.(a)(b)	1,206	20,791
MetroPCS Communications Inc.(a)	56,572	591,743
Motorola Inc.(a)	509,341	4,344,679
Motricity Inc.(a)	1,164	13,980
NETGEAR Inc.(a)	7,478	201,981
Network Equipment Technologies Inc.(a)	5,728	19,762
NeuStar Inc. Class A(a)	17,559	436,517
Neutral Tandem Inc.(a)	7,340	87,713
Newport Corp.(a)	7,544	85,549
NII Holdings Inc.(a)	37,219	1,529,701
Novatel Wireless Inc.(a)	7,015	55,278
NTELOS Holdings Corp.	6,456	109,236
Occam Networks Inc.(a)	2,777	21,744
Oclaro Inc.(a)	8,767	140,360
Oplink Communications Inc.(a)	4,835	95,926
Opnext Inc.(a)	4,048	6,355
PAETEC Holding Corp.(a)	27,688	113,798
Plantronics Inc.	10,781	364,182

26	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Polycom Inc.(a)	19,249	$525,113
Powerwave Technologies Inc.(a)	28,162	51,255
Preformed Line Products Co.	572	19,946
Premiere Global Services Inc.(a)	13,873	98,221
QUALCOMM Inc.	360,794	16,279,025
Qwest Communications International Inc.	376,796	2,362,511
RF Micro Devices Inc.(a)	59,002	362,272
SAVVIS Inc.(a)	8,832	186,179
SBA Communications Corp. Class A(a)	26,041	1,049,452
Shenandoah Telecommunications Co.	5,034	91,468
ShoreTel Inc.(a)	10,692	53,032
Sonus Networks Inc.(a)	45,597	160,957
Sprint Nextel Corp.(a)	648,988	3,004,814
Sycamore Networks Inc.	4,208	136,381
Symmetricom Inc.(a)	10,021	57,320
Syniverse Holdings Inc.(a)	15,447	350,183
Tekelec(a)	15,459	200,349
TeleNav Inc.(a)	1,775	9,390
Telephone and Data Systems Inc.	17,735	581,708
Tellabs Inc.(b)	86,130	641,668
TESSCO Technologies Inc.	1,117	16,833
tw telecom inc.(a)	33,991	631,213
United States Cellular Corp.(a)	3,467	159,378
USA Mobility Inc.	4,987	79,942
UTStarcom Inc.(a)(b)	23,068	50,058
Verizon Communications Inc.	618,082	20,143,292
ViaSat Inc.(a)	7,837	322,179
Virgin Media Inc.	72,609	1,671,459
Vonage Holdings Corp.(a)	12,450	31,747
Windstream Corp.	107,297	1,318,680

		155,795,415

TEXTILES – 0.06%
Cintas Corp.	29,639	816,555
Culp Inc.(a)	1,961	19,218
G&K Services Inc. Class A	3,797	86,799
Mohawk Industries Inc.(a)	12,654	674,458
UniFirst Corp.	3,122	137,836

		1,734,866

TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	28,494	1,268,268
JAKKS Pacific Inc.(a)	6,048	106,687
LeapFrog Enterprises Inc.(a)	7,445	40,799
Mattel Inc.	80,580	1,890,407
RC2 Corp.(a)	4,931	103,304

		3,409,465

TRANSPORTATION – 1.73%
Air Transport Services Group Inc.(a)	10,819	65,888
Alexander & Baldwin Inc.	9,448	329,168
American Commercial Lines Inc.(a)	2,087	58,186
Arkansas Best Corp.	5,606	135,833
Atlas Air Worldwide Holdings Inc.(a)	5,168	259,950
Baltic Trading Ltd.	1,286	14,159
Bristow Group Inc.(a)	7,969	287,522
C.H. Robinson Worldwide Inc.	36,804	2,573,336

Security	Shares	Value
CAI International Inc.(a)	1,646	$24,970
Celadon Group Inc.(a)	5,068	69,989
Con-way Inc.	12,225	378,853
CSX Corp.	85,439	4,726,486
DHT Maritime Inc.	10,243	42,304
Dynamex Inc.(a)	2,316	35,319
Eagle Bulk Shipping Inc.(a)	14,176	73,999
Echo Global Logistics Inc.(a)(b)	1,274	16,269
Excel Maritime Carriers Ltd.(a)	7,972	44,803
Expeditors International of Washington Inc.	47,076	2,176,323
FedEx Corp.	68,720	5,875,560
Forward Air Corp.	6,534	169,884
Frontline Ltd.(b)	11,434	325,069
Genco Shipping & Trading Ltd.(a)(b)	5,476	87,287
General Maritime Corp.	15,298	75,113
Genesee & Wyoming Inc. Class A(a)	8,388	363,955
Golar LNG Ltd.	7,529	94,263
GulfMark Offshore Inc. Class A(a)	5,180	159,130
Heartland Express Inc.	11,206	166,633
Horizon Lines Inc. Class A(b)	7,294	30,635
Hub Group Inc. Class A(a)	8,249	241,366
International Shipholding Corp.	1,390	39,254
J.B. Hunt Transport Services Inc.	19,822	687,823
Kansas City Southern Industries Inc.(a)	21,846	817,259
Kirby Corp.(a)	12,124	485,687
Knight Transportation Inc.	12,707	245,626
Knightsbridge Tankers Ltd.(b)	3,817	72,141
Landstar System Inc.	10,387	401,146
Marten Transport Ltd.	3,305	76,610
Nordic American Tanker Shipping Ltd.(b)	10,695	286,198
Norfolk Southern Corp.	80,733	4,804,421
Old Dominion Freight Line Inc.(a)(b)	9,663	245,633
Overseas Shipholding Group Inc.	6,043	207,396
P.A.M. Transportation Services Inc.(a)	1,020	12,832
Pacer International Inc.(a)	7,822	47,245
Patriot Transportation Holding Inc.(a)	305	21,390
PHI Inc.(a)	3,033	49,074
Quality Distribution Inc.(a)	1,979	12,606
RailAmerica Inc.(a)	5,023	48,372
Roadrunner Transportation Systems Inc.(a)	655	7,100
Ryder System Inc.	12,107	517,816
Saia Inc.(a)	3,111	46,447
Scorpio Tankers Inc.(a)	811	9,156
Ship Finance International Ltd.	9,946	193,251
Teekay Corp.	9,682	258,800
Teekay Tankers Ltd. Class A	3,879	50,466
Ultrapetrol (Bahamas) Ltd.(a)	5,372	34,488
Union Pacific Corp.	111,153	9,092,315
United Parcel Service Inc. Class B	156,593	10,443,187
Universal Truckload Services Inc.(a)	1,146	17,946
USA Truck Inc.(a)	1,559	23,354
UTi Worldwide Inc.	23,066	370,901
Werner Enterprises Inc.	10,039	205,699

		48,733,891

TRUCKING & LEASING – 0.03%
Aircastle Ltd.	9,699	82,247
AMERCO(a)	1,943	154,430
GATX Corp.	10,543	309,121

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Index Fund

September 30, 2010

Security	Shares	Value
Greenbrier Companies Inc. (The)(a)	2,065	$32,193
TAL International Group Inc.	3,521	85,279
Textainer Group Holdings Ltd.	2,494	66,689

		729,959

WATER – 0.08%
American States Water Co.	4,236	151,564
American Water Works Co. Inc.	37,157	864,643
Aqua America Inc.	30,789	628,095
Artesian Resources Corp. Class A	1,252	23,876
California Water Service Group	4,418	163,245
Connecticut Water Service Inc.	1,855	44,427
Consolidated Water Co. Ltd.	3,131	29,682
Middlesex Water Co.	3,008	50,655
PICO Holdings Inc.(a)	5,095	152,137
SJW Corp.	3,282	80,836
York Water Co. (The)	2,322	37,222

		2,226,382

TOTAL COMMON STOCKS
(Cost: $3,342,330,985)		2,813,770,161

WARRANTS – 0.00%

ENERGY – ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(d)	87	0

		0

TELECOMMUNICATIONS – 0.00%
Lantronix Inc. (Expires 2/9/11)(a)(d)	34	0

		0

TOTAL WARRANTS (Cost: $0)		0

SHORT-TERM INVESTMENTS – 1.73%

MONEY MARKET FUNDS – 1.73%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%(c)(e)(f)	38,554,408	38,554,408
BlackRock Cash Funds: Prime, SL Agency Shares
0.29%(c)(e)(f)	7,814,590	7,814,590

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(c)(e)	2,539,727	$2,539,727

		48,908,725

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,908,725)		48,908,725

TOTAL INVESTMENTS IN SECURITIES – 101.60%
(Cost: $3,391,239,710)		2,862,678,886

Other Assets, Less Liabilities – (1.60)%		(45,139,446)

NET ASSETS – 100.00%		$2,817,539,440

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.24%
APAC Customer Services Inc.(a)	1,102	$6,237
Harte-Hanks Inc.	1,638	19,116
Interpublic Group of Companies Inc. (The)(a)	21,129	211,924
Lamar Advertising Co. Class A(a)(b)	503	16,005
Omnicom Group Inc.	10,748	424,331

		677,613

AEROSPACE & DEFENSE – 2.09%
AeroVironment Inc.(a)	598	13,306
Alliant Techsystems Inc.(a)	1,270	95,758
Boeing Co. (The)	26,608	1,770,496
GenCorp Inc.(a)	164	807
Goodrich Corp.	1,473	108,604
HEICO Corp.	1,262	57,598
Kaman Corp.	656	17,194
Lockheed Martin Corp.	10,527	750,365
Orbital Sciences Corp.(a)	808	12,362
Rockwell Collins Inc.	3,609	210,224
Spirit AeroSystems Holdings Inc. Class A(a)	755	15,047
Teledyne Technologies Inc.(a)	299	11,906
TransDigm Group Inc.	2,123	131,732
United Technologies Corp.	36,926	2,630,239

		5,825,638

AGRICULTURE – 2.23%
Alico Inc.	137	3,184
Altria Group Inc.	52,609	1,263,668
Cadiz Inc.(a)(b)	772	7,921
Limoneira Co.	332	6,686
MGP Ingredients Inc.	67	526
Monsanto Co.	23,614	1,131,819
Philip Morris International Inc.	67,343	3,772,555
Tejon Ranch Co.(a)	244	5,287
Vector Group Ltd.(b)	1,378	25,769

		6,217,415

AIRLINES – 0.31%
Alaska Air Group Inc.(a)	72	3,674
Allegiant Travel Co.	677	28,651
AMR Corp.(a)	4,826	30,259
Continental Airlines Inc. Class B(a)	6,132	152,319
Copa Holdings SA Class A	871	46,955
Delta Air Lines Inc.(a)	34,309	399,357
Hawaiian Holdings Inc.(a)	776	4,648
Southwest Airlines Co.	4,399	57,495
United Continental Holdings Inc.	5,519	130,414

		853,772

APPAREL – 1.10%
American Apparel Inc.(a)	1,396	1,717
Carter’s Inc.(a)	2,557	67,326

Security	Shares	Value
Cherokee Inc.	132	$2,408
Coach Inc.	13,238	568,704
Crocs Inc.(a)	3,670	47,747
Deckers Outdoor Corp.(a)	1,700	84,932
Delta Apparel Inc.(a)	27	405
G-III Apparel Group Ltd.(a)	646	20,271
Guess? Inc.	2,781	112,992
Gymboree Corp.(a)	1,268	52,673
Hanesbrands Inc.(a)	4,246	109,802
Joe’s Jeans Inc.(a)	1,837	3,876
K-Swiss Inc. Class A(a)	622	7,930
Lacrosse Footwear Inc.	200	2,762
Liz Claiborne Inc.(a)	3,988	24,247
Maidenform Brands Inc.(a)	844	24,349
Nike Inc. Class B	15,606	1,250,665
Oxford Industries Inc.	580	13,792
Perry Ellis International Inc.(a)	30	656
Phillips-Van Heusen Corp.	2,439	146,730
Polo Ralph Lauren Corp.	2,417	217,192
R.G. Barry Corp.	408	4,198
SKECHERS U.S.A. Inc. Class A(a)	1,488	34,953
Steven Madden Ltd.(a)	1,033	42,415
Timberland Co. Class A(a)	1,236	24,485
True Religion Apparel Inc.(a)(b)	1,130	24,114
Volcom Inc.(a)	733	14,015
Warnaco Group Inc. (The)(a)	1,989	101,698
Weyco Group Inc.	124	3,003
Wolverine World Wide Inc.	2,152	62,430

		3,072,487

AUTO MANUFACTURERS – 0.99%
Ford Motor Co.(a)	144,188	1,764,861
Navistar International Corp.(a)	3,072	134,062
Oshkosh Corp.(a)	3,874	106,535
PACCAR Inc.	15,789	760,240
Tesla Motors Inc.(a)	461	9,407

		2,775,105

AUTO PARTS & EQUIPMENT – 0.68%
American Axle & Manufacturing Holdings Inc.(a)	2,595	23,407
Amerigon Inc. Class A(a)	823	8,477
ArvinMeritor Inc.(a)	4,045	62,859
ATC Technology Corp.(a)	341	8,436
Autoliv Inc.	1,251	81,728
BorgWarner Inc.(a)	4,772	251,103
Cooper Tire & Rubber Co.	2,593	50,900
Dana Holding Corp.(a)	5,562	68,524
Dorman Products Inc.(a)	465	14,331
Exide Technologies Inc.(a)	799	3,827
Federal-Mogul Corp. Class A(a)	370	6,997
Fuel Systems Solutions Inc.(a)(b)	598	23,388
Goodyear Tire & Rubber Co. (The)(a)	10,224	109,908
Johnson Controls Inc.	27,457	837,438
Lear Corp.(a)	598	47,200
Standard Motor Products Inc.	496	5,223
Superior Industries International Inc.	246	4,251
Tenneco Inc.(a)(b)	2,569	74,424
Titan International Inc.	237	3,216

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
TRW Automotive Holdings Corp.(a)	2,287	$95,048
WABCO Holdings Inc.(a)	2,772	116,258

		1,896,943

BANKS – 0.13%
Arrow Financial Corp.	52	1,304
Bank of Hawaii Corp.	658	29,557
Bank of the Ozarks Inc.	54	2,003
Bridge Bancorp Inc.(b)	201	5,023
First Financial Bankshares Inc.	384	18,044
Northern Trust Corp.	4,203	202,753
S.Y. Bancorp Inc.	199	4,939
Signature Bank(a)	1,760	68,358
Suffolk Bancorp	148	3,747
TrustCo Bank Corp. NY	176	979
Westamerica Bancorporation(b)	589	32,095

		368,802

BEVERAGES – 2.70%
Boston Beer Co. Inc. (The) Class A(a)	365	24,407
Brown-Forman Corp. Class B NVS	3,463	213,459
Coca-Cola Bottling Co. Consolidated	199	10,533
Coca-Cola Co. (The)	67,861	3,971,226
Coca-Cola Enterprises Inc.	8,511	263,841
Dr Pepper Snapple Group Inc.	3,246	115,298
Farmer Bros. Co.	175	2,800
Green Mountain Coffee Roasters Inc.(a)(b)	4,768	148,714
Hansen Natural Corp.(a)	2,459	114,639
National Beverage Corp.	371	5,194
Peet’s Coffee & Tea Inc.(a)	465	15,917
PepsiCo Inc.	40,018	2,658,796

		7,544,824

BIOTECHNOLOGY – 1.47%
Abraxis BioScience Inc.(a)	140	10,828
Acorda Therapeutics Inc.(a)	1,662	54,879
Affymax Inc.(a)	761	4,528
Affymetrix Inc.(a)	319	1,455
Alexion Pharmaceuticals Inc.(a)	3,903	251,197
AMAG Pharmaceuticals Inc.(a)	934	16,074
Arena Pharmaceuticals Inc.(a)(b)	4,285	6,727
ARIAD Pharmaceuticals Inc.(a)	3,742	14,294
ArQule Inc.(a)	1,872	9,641
AspenBio Pharma Inc.(a)	1,543	787
AVEO Pharmaceuticals Inc.(a)	402	4,478
BioCryst Pharmaceuticals Inc.(a)	899	4,441
BioMimetic Therapeutics Inc.(a)	657	7,490
BioSante Pharmaceuticals Inc.(a)	2,505	4,208
Biotime Inc.(a)(b)	854	4,056
Celera Corp.(a)	731	4,927
Celgene Corp.(a)	19,973	1,150,645
Celldex Therapeutics Inc.(a)(b)	1,396	5,584
Charles River Laboratories International Inc.(a)	586	19,426
CryoLife Inc.(a)	118	716
Curis Inc.(a)	2,724	3,732
Cytokinetics Inc.(a)	1,633	4,311
Cytori Therapeutics Inc.(a)(b)	1,135	5,550

Security	Shares	Value
CytRx Corp.(a)(b)	4,722	$3,541
Enzo Biochem Inc.(a)	1,186	4,507
Enzon Pharmaceuticals Inc.(a)	1,445	16,256
Exact Sciences Corp.(a)	1,434	10,382
Exelixis Inc.(a)	1,617	6,339
Genomic Health Inc.(a)	659	8,804
Genzyme Corp.(a)	8,821	624,439
Geron Corp.(a)	4,161	23,010
Halozyme Therapeutics Inc.(a)	2,945	22,706
Human Genome Sciences Inc.(a)	8,158	243,027
Illumina Inc.(a)	5,303	260,908
ImmunoGen Inc.(a)	2,842	17,819
Immunomedics Inc.(a)(b)	2,859	9,206
Incyte Corp.(a)	3,923	62,729
Inhibitex Inc.(a)	1,960	3,528
Inovio Pharmaceuticals Inc.(a)	2,077	2,596
Integra LifeSciences Holdings Corp.(a)	864	34,093
InterMune Inc.(a)	1,992	27,131
Lexicon Pharmaceuticals Inc.(a)	2,672	4,275
Life Technologies Corp.(a)	5,627	262,725
Maxygen Inc.(a)	80	463
Micromet Inc.(a)(b)	3,272	21,988
Momenta Pharmaceuticals Inc.(a)	1,662	25,013
Myriad Genetics Inc.(a)	4,203	68,971
Nanosphere Inc.(a)	627	3,154
Nektar Therapeutics(a)	4,056	59,907
Neuralstem Inc.(a)	1,683	4,241
Novavax Inc.(a)(b)	2,957	6,476
Nymox Pharmaceutical Corp.(a)	708	2,528
Omeros Corp.(a)	286	2,085
Optimer Pharmaceuticals Inc.(a)	1,656	15,186
Orexigen Therapeutics Inc.(a)(b)	1,263	7,490
PDL BioPharma Inc.	5,121	26,936
Peregrine Pharmaceuticals Inc.(a)	2,057	2,983
Regeneron Pharmaceuticals Inc.(a)	2,796	76,610
RTI Biologics Inc.(a)	864	2,272
Sangamo BioSciences Inc.(a)(b)	2,056	7,052
Savient Pharmaceuticals Inc.(a)	3,094	70,760
Seattle Genetics Inc.(a)	3,692	57,337
Sequenom Inc.(a)	2,739	19,200
StemCells Inc.(a)(b)	4,455	3,698
SuperGen Inc.(a)	1,795	3,752
Talecris Biotherapeutics Holdings Corp.(a)	2,216	50,702
Transcept Pharmaceuticals Inc.(a)	176	1,227
Vertex Pharmaceuticals Inc.(a)	8,640	298,685
Vical Inc.(a)	2,340	5,218
ZIOPHARM Oncology Inc.(a)	1,984	7,440

		4,089,369

BUILDING MATERIALS – 0.19%
AAON Inc.	529	12,442
American DG Energy Inc.(a)(b)	611	1,821
Armstrong World Industries Inc.(a)	112	4,649
Broadwind Energy Inc.(a)	1,385	2,590
Builders FirstSource Inc.(a)	1,337	3,048
Drew Industries Inc.(a)	495	10,326
Eagle Materials Inc.	1,928	45,694
Interline Brands Inc.(a)	127	2,291
Lennox International Inc.	2,061	85,923

30	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Martin Marietta Materials Inc.(b)	1,960	$150,861
Masco Corp.	4,770	52,518
NCI Building Systems Inc.(a)	731	6,966
Owens Corning(a)	2,731	69,996
PGT Inc.(a)	257	586
Quanex Building Products Corp.	410	7,081
Simpson Manufacturing Co. Inc.	1,580	40,732
Trex Co. Inc.(a)	598	11,404
USG Corp.(a)	1,159	15,287

		524,215

CHEMICALS – 2.20%
A. Schulman Inc.	67	1,350
Air Products and Chemicals Inc.	9,190	761,116
Airgas Inc.	3,608	245,164
Albemarle Corp.	3,944	184,619
Arch Chemicals Inc.	580	20,352
Ashland Inc.	301	14,680
Balchem Corp.	1,137	35,088
Celanese Corp. Series A	6,786	217,831
CF Industries Holdings Inc.	2,237	213,633
Codexis Inc.(a)	264	2,534
E.I. du Pont de Nemours and Co.	13,521	603,307
Eastman Chemical Co.	639	47,286
Ecolab Inc.	10,120	513,489
Ferro Corp.(a)	1,571	20,250
FMC Corp.	2,177	148,929
H.B. Fuller Co.	147	2,921
Hawkins Inc.	340	12,043
Innophos Holdings Inc.	215	7,116
International Flavors & Fragrances Inc.	3,432	166,521
KMG Chemicals Inc.	224	3,156
Kraton Performance Polymers Inc.(a)	416	11,294
Landec Corp.(a)	343	2,130
Lubrizol Corp.	2,950	312,611
Minerals Technologies Inc.	66	3,889
Mosaic Co. (The)	6,875	403,975
NewMarket Corp.	464	52,747
NL Industries Inc.	176	1,598
Olin Corp.	1,961	39,534
OMNOVA Solutions Inc.(a)	1,895	13,625
PolyOne Corp.(a)	2,753	33,284
PPG Industries Inc.	1,172	85,322
Praxair Inc.	13,251	1,196,035
Quaker Chemical Corp.	332	10,810
Rockwood Holdings Inc.(a)	1,661	52,272
RPM International Inc.	3,018	60,119
Sherwin-Williams Co. (The)	2,478	186,197
Sigma-Aldrich Corp.	4,874	294,292
Solutia Inc.(a)	5,223	83,672
Spartech Corp.(a)	578	4,745
Stepan Co.	305	18,028
Valspar Corp. (The)	420	13,377
W.R. Grace & Co.(a)	556	15,535
Zep Inc.	845	14,737

		6,131,213

Security	Shares	Value
COAL – 0.18%
Alpha Natural Resources Inc.(a)	731	$30,081
Arch Coal Inc.	4,955	132,348
Cloud Peak Energy Inc.(a)	222	4,052
CONSOL Energy Inc.	4,521	167,096
Hallador Energy Co.	149	1,733
James River Coal Co.(a)	948	16,618
L&L Energy Inc.(a)	665	5,333
Walter Energy Inc.	1,844	149,899

		507,160

COMMERCIAL SERVICES – 2.92%
Aaron’s Inc.	1,578	29,114
ABM Industries Inc.	465	10,039
Accretive Health Inc.(a)	465	5,036
Administaff Inc.	896	24,129
Advance America Cash Advance Centers Inc.	287	1,157
Advisory Board Co. (The)(a)	687	30,331
Alliance Data Systems Corp.(a)(b)	2,338	152,578
American Public Education Inc.(a)	799	26,255
AMN Healthcare Services Inc.(a)	186	956
Apollo Group Inc. Class A(a)	5,563	285,660
Arbitron Inc.	1,138	31,830
Avis Budget Group Inc.(a)	4,403	51,295
Barrett Business Services Inc.	229	3,479
Bowne & Co. Inc.	1,260	14,276
Bridgepoint Education Inc.(a)(b)	864	13,357
Capella Education Co.(a)	724	56,197
Cardtronics Inc.(a)	1,130	17,436
Career Education Corp.(a)	2,843	61,039
Cass Information Systems Inc.	369	12,660
CBIZ Inc.(a)	1,122	6,653
CDI Corp.	107	1,382
Cenveo Inc.(a)	2,579	12,972
Chemed Corp.	997	56,799
Coinstar Inc.(a)(b)	1,396	60,014
Compass Diversified Holdings	148	2,392
Consolidated Graphics Inc.(a)	393	16,290
Corinthian Colleges Inc.(a)	3,629	25,476
Corporate Executive Board Co. (The)	1,587	50,086
Corrections Corp. of America(a)	841	20,756
CorVel Corp.(a)	349	14,815
CoStar Group Inc.(a)(b)	859	41,842
CPI Corp.	199	5,150
CRA International Inc.(a)	148	2,671
Deluxe Corp.	2,061	39,427
DeVry Inc.	2,764	136,016
Diamond Management & Technology Consultants Inc.	963	12,037
Dollar Financial Corp.(a)	997	20,807
Dollar Thrifty Automotive Group Inc.(a)	1,232	61,772
Education Management Corp.(a)(b)	1,000	14,680
Emergency Medical Services Corp. Class A(a)	1,283	68,320
ExlService Holdings Inc.(a)	689	13,401
Exponent Inc.(a)	598	20,087
Forrester Research Inc.(a)	632	20,907
Franklin Covey Co.(a)	559	4,444
FTI Consulting Inc.(a)	1,667	57,828
Gartner Inc.(a)	3,187	93,825

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Genpact Ltd.(a)	2,734	$48,474
GEO Group Inc. (The)(a)	1,524	35,585
Global Cash Access Inc.(a)	1,606	6,552
Grand Canyon Education Inc.(a)	1,321	28,970
Great Lakes Dredge & Dock Corp.	871	5,061
H&R Block Inc.	5,974	77,363
Hackett Group Inc. (The)(a)	1,273	5,257
Healthcare Services Group Inc.	1,787	40,726
Heartland Payment Systems Inc.	1,657	25,220
Heidrick & Struggles International Inc.	66	1,286
Hertz Global Holdings Inc.(a)	7,112	75,316
Hewitt Associates Inc. Class A(a)	4,018	202,628
Hill International Inc.(a)	975	4,368
Hillenbrand Inc.	2,675	57,539
HMS Holdings Corp.(a)	1,130	66,602
Hudson Highland Group Inc.(a)	1,301	4,475
Huron Consulting Group Inc.(a)	360	7,916
ICF International Inc.(a)	310	7,772
Iron Mountain Inc.	7,925	177,044
ITT Educational Services Inc.(a)	1,512	106,248
K12 Inc.(a)	1,025	29,756
KAR Auction Services Inc.(a)	281	3,543
Kelly Services Inc. Class A(a)	118	1,384
Kendle International Inc.(a)	141	1,314
Kenexa Corp.(a)	1,015	17,783
Kforce Inc.(a)	1,289	17,685
Korn/Ferry International(a)	136	2,249
Landauer Inc.	398	24,927
Learning Tree International Inc.	359	3,633
LECG Corp.(a)	146	161
Lender Processing Services Inc.	3,928	130,527
Lincoln Educational Services Corp.(a)	691	9,957
MasterCard Inc. Class A	4,206	942,144
MAXIMUS Inc.	723	44,522
McGrath RentCorp	404	9,676
McKesson Corp.	5,098	314,954
Medifast Inc.(a)	568	15,410
MedQuist Inc.(a)(b)	487	4,266
Michael Baker Corp.(a)	75	2,472
Midas Inc.(a)	561	4,269
Monro Muffler Brake Inc.	863	39,793
Monster Worldwide Inc.(a)	2,812	36,444
Moody’s Corp.	8,862	221,373
Morningstar Inc.(a)	864	38,500
National American University Holdings Inc.	334	2,244
National Research Corp.	66	1,721
Navigant Consulting Inc.(a)	625	7,269
On Assignment Inc.(a)	187	982
PAREXEL International Corp.(a)	2,625	60,716
PDI Inc.(a)	313	2,736
Pharmaceutical Product Development Inc.	4,616	114,431
Pre-Paid Legal Services Inc.(a)(b)	332	20,747
Princeton Review Inc. (The)(a)	556	1,134
Prospect Medical Holdings Inc.(a)(b)	198	1,683
Providence Service Corp. (The)(a)	340	5,573
R.R. Donnelley & Sons Co.	549	9,311
Resources Connection Inc.	2,061	28,359
Robert Half International Inc.	6,550	170,300
Rollins Inc.	1,958	45,778
Rural/Metro Corp.(a)	766	6,519

Security	Shares	Value
Saba Software Inc.(a)	1,039	$5,652
SAIC Inc.(a)	13,366	213,589
Senomyx Inc.(a)	1,550	6,169
SFN Group Inc.(a)	303	1,821
Sotheby’s	2,769	101,955
Standard Parking Corp.(a)	641	10,961
Steiner Leisure Ltd.(a)	628	23,927
Strayer Education Inc.(b)	604	105,398
SuccessFactors Inc.(a)	2,705	67,923
Team Health Holdings Inc.(a)	558	7,204
Team Inc.(a)	161	2,771
TeleTech Holdings Inc.(a)	1,376	20,420
TNS Inc.(a)	1,124	19,052
Towers Watson & Co. Class A	315	15,492
Transcend Services Inc.(a)	267	4,072
TrueBlue Inc.(a)	1,166	15,916
Universal Technical Institute Inc.	864	16,891
Valassis Communications Inc.(a)	2,145	72,694
Verisk Analytics Inc. Class A(a)	4,455	124,785
Viad Corp.	84	1,625
VirnetX Holding Corp.	1,332	19,554
Visa Inc. Class A	20,206	1,500,498
VistaPrint NV(a)	1,886	72,894
Volt Information Sciences Inc.(a)	551	3,967
Weight Watchers International Inc.	1,418	44,227
Western Union Co.	29,193	515,840
Wright Express Corp.(a)	1,673	59,743

		8,143,360

COMPUTERS – 11.05%
3D Systems Corp.(a)	736	11,563
Accenture PLC Class A	26,454	1,124,030
Agilysys Inc.(a)	43	279
Apple Inc.(a)	39,359	11,168,116
CACI International Inc. Class A(a)	159	7,196
Cadence Design Systems Inc.(a)	11,637	88,790
Cognizant Technology Solutions Corp. Class A(a)	13,005	838,432
Compellent Technologies Inc.(a)	822	14,944
Computer Task Group Inc.(a)	598	4,569
Cray Inc.(a)	1,158	7,643
Dell Inc.(a)	73,706	955,230
Diebold Inc.	660	20,519
Digimarc Corp.(a)	267	6,264
DST Systems Inc.	1,506	67,529
Echelon Corp.(a)	1,147	9,807
EMC Corp.(a)	88,951	1,806,595
FactSet Research Systems Inc.(b)	2,014	163,396
Fortinet Inc.(a)	1,684	42,100
Furmanite Corp.(a)	1,128	5,505
Hewlett-Packard Co.	101,353	4,263,921
iGATE Corp.	736	13,351
IHS Inc. Class A(a)	2,102	142,936
Immersion Corp.(a)	1,396	8,250
Insight Enterprises Inc.(a)	346	5,411
Integral Systems Inc.(a)	199	1,469
International Business Machines Corp.	55,419	7,433,905
Isilon Systems Inc.(a)	999	22,258
Jack Henry & Associates Inc.	3,686	93,993
Limelight Networks Inc.(a)	1,400	8,232

32	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
LivePerson Inc.(a)	1,795	$15,078
Magma Design Automation Inc.(a)	2,087	7,722
Manhattan Associates Inc.(a)	1,000	29,350
Maxwell Technologies Inc.(a)	997	14,566
Mentor Graphics Corp.(a)	1,942	20,527
Mercury Computer Systems Inc.(a)	117	1,407
MICROS Systems Inc.(a)	3,524	149,171
MTS Systems Corp.	694	21,514
NCI Inc. Class A(a)	268	5,071
NCR Corp.(a)	6,982	95,165
NetApp Inc.(a)	14,836	738,684
Netezza Corp.(a)	2,061	55,544
NetScout Systems Inc.(a)	1,358	27,853
Quantum Corp.(a)	6,837	14,494
Radiant Systems Inc.(a)	1,368	23,393
RadiSys Corp.(a)	997	9,392
Riverbed Technology Inc.(a)	2,717	123,841
SanDisk Corp.(a)	9,947	364,558
Seagate Technology PLC(a)	15,337	180,670
Sigma Designs Inc.(a)	199	2,286
Silicon Graphics International Corp.(a)	109	846
SMART Modular Technologies (WWH) Inc.(a)	1,274	7,682
Spansion Inc.(a)	534	7,994
SRA International Inc. Class A(a)	209	4,121
STEC Inc.(a)(b)	1,727	21,501
Stratasys Inc.(a)	991	27,471
Stream Global Services Inc.(a)(b)	145	587
Super Micro Computer Inc.(a)	766	7,959
Sykes Enterprises Inc.(a)	290	3,938
Synaptics Inc.(a)(b)	1,529	43,026
Synopsys Inc.(a)	465	11,518
Syntel Inc.	600	26,700
Teradata Corp.(a)	7,215	278,210
Tier Technologies Inc. Class B(a)	465	2,576
Tyler Technologies Inc.(a)	1,396	28,143
Unisys Corp.(a)	727	20,283
Virtusa Corp.(a)	598	5,795
Wave Systems Corp. Class A(a)(b)	3,329	7,457
Western Digital Corp.(a)	2,317	65,780
Xyratex Ltd.(a)	1,270	18,847

		30,826,953

COSMETICS & PERSONAL CARE – 0.99%
Alberto-Culver Co.	871	32,793
Avon Products Inc.	18,563	596,058
Colgate-Palmolive Co.	17,679	1,358,808
Estee Lauder Companies Inc. (The) Class A	4,798	303,378
Inter Parfums Inc.	589	10,360
Procter & Gamble Co. (The)	7,501	449,835
Revlon Inc. Class A(a)	465	5,868

		2,757,100

DISTRIBUTION & WHOLESALE – 0.40%
Beacon Roofing Supply Inc.(a)	1,944	28,324
BlueLinx Holdings Inc.(a)	475	1,895
BMP Sunstone Corp.(a)	41	312
Brightpoint Inc.(a)	2,992	20,914
Chindex International Inc.(a)	465	7,026

Security	Shares	Value
Core-Mark Holding Co. Inc.(a)	141	$4,365
Fastenal Co.(b)	5,760	306,374
Houston Wire & Cable Co.	731	7,332
Ingram Micro Inc. Class A(a)	385	6,491
LKQ Corp.(a)	6,184	128,627
MWI Veterinary Supply Inc.(a)	505	29,149
Owens & Minor Inc.	2,206	62,783
Pool Corp.	2,124	42,629
Rentrak Corp.(a)	413	10,437
United Stationers Inc.(a)	651	34,835
W.W. Grainger Inc.	2,681	319,334
Watsco Inc.	1,197	66,649
WESCO International Inc.(a)	629	24,713

		1,102,189

DIVERSIFIED FINANCIAL SERVICES – 2.25%
Affiliated Managers Group Inc.(a)	2,180	170,062
American Express Co.	45,365	1,906,691
Ameriprise Financial Inc.	2,227	105,404
Artio Global Investors Inc. Class A	1,059	16,203
BGC Partners Inc. Class A	2,380	14,209
BlackRock Inc.(c)	490	83,422
Charles Schwab Corp. (The)	42,856	595,698
Cohen & Steers Inc.(b)	438	9,505
CompuCredit Holdings Corp.	332	1,600
Credit Acceptance Corp.(a)(b)	301	18,229
Diamond Hill Investment Group Inc.	66	4,818
Duff & Phelps Corp. Class A	1,137	15,315
Eaton Vance Corp.	5,130	148,975
Encore Capital Group Inc.(a)	395	7,118
Epoch Holding Corp.	731	9,415
Evercore Partners Inc. Class A	620	17,738
Federated Investors Inc. Class B	2,687	61,156
Financial Engines Inc.(a)	526	6,985
Franklin Resources Inc.	6,436	688,008
GAMCO Investors Inc. Class A	199	7,667
GFI Group Inc.	1,904	8,835
Gleacher & Co. Inc.(a)	395	636
GLG Partners Inc.(a)(b)	5,430	24,435
Greenhill & Co. Inc.(b)	1,264	100,260
Interactive Brokers Group Inc. Class A(a)	430	7,400
IntercontinentalExchange Inc.(a)	3,214	336,570
Invesco Ltd.	6,238	132,433
Janus Capital Group Inc.	864	9,461
JMP Group Inc.	66	403
KBW Inc.	1,018	26,061
Ladenburg Thalmann Financial Services Inc.(a)(b)	3,657	3,730
Lazard Ltd. Class A(b)	3,965	139,092
MarketAxess Holdings Inc.	1,396	23,704
Morgan Stanley	19,226	474,498
NASDAQ OMX Group Inc. (The)(a)	644	12,513
Nelnet Inc. Class A	66	1,510
NewStar Financial Inc.(a)	264	1,956
NYSE Euronext Inc.	2,485	70,996
optionsXpress Holdings Inc.(a)	1,979	30,397
Portfolio Recovery Associates Inc.(a)(b)	750	48,488
Pzena Investment Management Inc. Class A	332	2,281
Rodman & Renshaw Capital Group Inc.(a)	617	1,327
Stifel Financial Corp.(a)	1,349	62,445

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
T. Rowe Price Group Inc.	11,244	$562,931
TD AMERITRADE Holding Corp.(a)	9,892	159,756
Teton Advisors Inc. Class B (d)	3	27
TradeStation Group Inc.(a)	370	2,435
Virtus Investment Partners Inc.(a)	199	6,022
Waddell & Reed Financial Inc. Class A	3,874	105,993
Westwood Holdings Group Inc.	199	6,732
World Acceptance Corp.(a)	338	14,926

		6,266,471

ELECTRIC – 0.09%
Calpine Corp.(a)	7,127	88,731
EnerNOC Inc.(a)(b)	840	26,384
ITC Holdings Corp.	1,929	120,080
Ormat Technologies Inc.	476	13,885
Otter Tail Corp.	84	1,713

		250,793

ELECTRICAL COMPONENTS & EQUIPMENT – 0.87%
A123 Systems Inc.(a)(b)	3,095	27,762
Advanced Battery Technologies Inc.(a)	655	2,352
Advanced Energy Industries Inc.(a)	1,130	14,758
American Superconductor Corp.(a)(b)	1,928	59,961
AMETEK Inc.	4,636	221,462
Belden Inc.	2,006	52,918
Capstone Turbine Corp.(a)	9,956	7,687
Coleman Cable Inc.(a)	327	1,959
Emerson Electric Co.	32,461	1,709,396
Energy Conversion Devices Inc.(a)	591	2,967
EnerSys Inc.(a)	579	14,458
Generac Holdings Inc.(a)	340	4,638
General Cable Corp.(a)	791	21,452
GrafTech International Ltd.(a)	5,183	81,010
Graham Corp.	422	6,549
Hubbell Inc. Class B	1,031	52,323
Insteel Industries Inc.	44	395
Littelfuse Inc.(a)	799	34,916
Power-One Inc.(a)(b)	3,356	30,506
PowerSecure International Inc.(a)	735	6,806
SatCon Technology Corp.(a)	1,722	6,475
SunPower Corp. Class A(a)	1,748	25,171
Universal Display Corp.(a)(b)	1,190	27,965
Vicor Corp.	805	11,761

		2,425,647

ELECTRONICS – 1.06%
Agilent Technologies Inc.(a)	15,116	504,421
American Science and Engineering Inc.	427	31,449
Amphenol Corp. Class A	7,514	368,036
Analogic Corp.	353	15,843
Applied Energetics Inc.(a)(b)	3,745	4,194
Arrow Electronics Inc.(a)	630	16,840
AVX Corp.	117	1,617
Badger Meter Inc.	646	26,150
Ballantyne Strong Inc.(a)	597	5,164
Bel Fuse Inc. Class B	25	520
Benchmark Electronics Inc.(a)	310	5,084

Security	Shares	Value
Checkpoint Systems Inc.(a)	674	$13,716
Cogent Inc.(a)	716	7,618
Coherent Inc.(a)	737	29,487
CTS Corp.	66	635
Cubic Corp.	332	13,546
Cymer Inc.(a)	304	11,272
Daktronics Inc.	454	4,458
DDi Corp.	83	767
Dionex Corp.(a)	773	66,818
Dolby Laboratories Inc. Class A(a)	2,327	132,197
Electro Scientific Industries Inc.(a)	109	1,211
FARO Technologies Inc.(a)	694	15,136
FEI Co.(a)	511	10,000
FLIR Systems Inc.(a)	6,646	170,802
Garmin Ltd.	333	10,107
Gentex Corp.	6,252	121,977
ICx Technologies Inc.(a)	449	3,390
II-VI Inc.(a)	1,072	40,018
Itron Inc.(a)	1,649	100,968
Jabil Circuit Inc.	5,481	78,981
Keithley Instruments Inc.	549	11,809
LaBarge Inc.(a)	465	5,808
Methode Electronics Inc.	883	8,018
Mettler-Toledo International Inc.(a)	1,466	182,429
Multi-Fineline Electronix Inc.(a)	465	10,225
National Instruments Corp.	2,516	82,173
NVE Corp.(a)	199	8,563
OSI Systems Inc.(a)	509	18,487
OYO Geospace Corp.(a)	156	9,029
Park Electrochemical Corp.	511	13,460
PerkinElmer Inc.	2,301	53,245
Plexus Corp.(a)	1,732	50,834
Rofin-Sinar Technologies Inc.(a)	581	14,746
Rogers Corp.(a)	199	6,265
Sanmina-SCI Corp.(a)	3,409	41,181
Sonic Solutions Inc.(a)(b)	1,045	11,892
Spectrum Control Inc.(a)	205	3,018
SRS Labs Inc.(a)	526	4,913
Stoneridge Inc.(a)	601	6,316
Taser International Inc.(a)(b)	2,765	10,728
Technitrol Inc.	1,632	7,197
Thomas & Betts Corp.(a)	434	17,803
Trimble Navigation Ltd.(a)	5,280	185,011
TTM Technologies Inc.(a)	755	7,391
UQM Technologies Inc.(a)	1,440	3,686
Viasystems Group Inc.(a)	135	2,052
Waters Corp.(a)	4,047	286,447
Watts Water Technologies Inc. Class A	120	4,086
Woodward Governor Co.	2,619	84,908
Zygo Corp.(a)	115	1,127

		2,965,269

ENERGY – ALTERNATE SOURCES – 0.15%
Clean Energy Fuels Corp.(a)(b)	1,594	22,651
Comverge Inc.(a)(b)	864	6,791
Covanta Holding Corp.	299	4,709
Ener1 Inc.(a)(b)	2,232	8,214
First Solar Inc.(a)(b)	2,397	353,198
FuelCell Energy Inc.(a)(b)	2,593	3,189

34	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
GT Solar International Inc.(a)	2,614	$21,879
Hoku Corp.(a)	66	180
Syntroleum Corp.(a)(b)	2,726	5,098

		425,909

ENGINEERING & CONSTRUCTION – 0.18%
AECOM Technology Corp.(a)	1,405	34,085
Argan Inc.(a)	332	3,104
Chicago Bridge & Iron Co. NV(a)	1,750	42,787
Fluor Corp.	491	24,319
Insituform Technologies Inc. Class A(a)	1,438	34,771
Jacobs Engineering Group Inc.(a)	3,301	127,749
KBR Inc.	381	9,388
McDermott International Inc.(a)	7,963	117,693
Mistras Group Inc.(a)	284	3,289
MYR Group Inc.(a)	199	3,262
Orion Marine Group Inc.(a)	1,193	14,805
Shaw Group Inc. (The)(a)	2,141	71,852
VSE Corp.	175	6,172

		493,276

ENTERTAINMENT – 0.18%
Bally Technologies Inc.(a)	2,417	84,474
Carmike Cinemas Inc.(a)(b)	465	4,055
Churchill Downs Inc.	90	3,215
DreamWorks Animation SKG Inc. Class A(a)	3,194	101,921
Empire Resorts Inc.(a)	1,100	1,221
International Game Technology	12,880	186,116
International Speedway Corp. Class A	435	10,614
Isle of Capri Casinos Inc.(a)(b)	159	1,138
Lions Gate Entertainment Corp.(a)	2,035	14,957
Madison Square Garden Inc. Class A(a)	819	17,264
National CineMedia Inc.	1,839	32,918
Pinnacle Entertainment Inc.(a)	294	3,278
Regal Entertainment Group Class A	566	7,426
Scientific Games Corp. Class A(a)	1,098	10,651
Shuffle Master Inc.(a)	2,460	20,689
Warner Music Group Corp.(a)	66	297

		500,234

ENVIRONMENTAL CONTROL – 0.31%
Calgon Carbon Corp.(a)	2,579	37,396
Casella Waste Systems Inc. Class A(a)	1,081	4,540
Clean Harbors Inc.(a)	996	67,479
Darling International Inc.(a)	2,833	24,137
Energy Recovery Inc.(a)(b)	1,459	5,238
Met-Pro Corp.	122	1,231
Mine Safety Appliances Co.	893	24,200
Nalco Holding Co.	5,667	142,865
Rentech Inc.(a)	8,875	8,751
Republic Services Inc.	4,249	129,552
Stericycle Inc.(a)	3,682	255,825
Tetra Tech Inc.(a)	2,657	55,717
US Ecology Inc.	864	13,824
Waste Connections Inc.(a)	2,593	102,839

		873,594

Security	Shares	Value
FOOD – 1.26%
Arden Group Inc. Class A	60	$4,950
B&G Foods Inc. Class A	1,190	12,995
Bridgford Foods Corp.	74	949
Cal-Maine Foods Inc.	450	13,041
Calavo Growers Inc.	436	9,452
Campbell Soup Co.	4,811	171,993
ConAgra Foods Inc.	1,928	42,300
Diamond Foods Inc.	932	38,203
Flowers Foods Inc.	1,282	31,845
General Mills Inc.	17,088	624,396
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	386	1,529
H.J. Heinz Co.	5,647	267,498
Hershey Co. (The)	3,920	186,553
J&J Snack Foods Corp.	604	25,326
Kellogg Co.	9,997	504,948
Kroger Co. (The)	1,659	35,934
Lance Inc.	1,231	26,220
Lifeway Foods Inc.(a)(b)	199	2,093
M&F Worldwide Corp.(a)	26	633
McCormick & Co. Inc. NVS	2,894	121,664
Pilgrim’s Pride Corp.(a)	863	4,850
Ruddick Corp.	982	34,056
Sanderson Farms Inc.	899	38,918
Sara Lee Corp.	20,388	273,811
Smart Balance Inc.(a)	1,978	7,675
Sysco Corp.	25,641	731,281
Tootsie Roll Industries Inc.	800	19,904
United Natural Foods Inc.(a)	1,906	63,165
Village Super Market Inc. Class A	251	7,013
Whole Foods Market Inc.(a)	6,050	224,516

		3,527,711

FOREST PRODUCTS & PAPER – 0.24%
Cellu Tissue Holdings Inc.(a)	47	561
Clearwater Paper Corp.(a)	357	27,160
Deltic Timber Corp.	465	20,832
International Paper Co.	14,693	319,573
Neenah Paper Inc.	290	4,408
Plum Creek Timber Co. Inc.(b)	2,990	105,547
Potlatch Corp.	908	30,872
Rayonier Inc.	1,059	53,077
Rock-Tenn Co. Class A	598	29,786
Schweitzer-Mauduit International Inc.	785	45,773
Temple-Inland Inc.	842	15,712
Verso Paper Corp.(a)	634	1,826
Wausau Paper Corp.(a)	709	5,878
Xerium Technologies Inc.(a)	265	3,493

		664,498

GAS – 0.00%
South Jersey Industries Inc.	155	7,668

		7,668

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
HAND & MACHINE TOOLS – 0.13%
Baldor Electric Co.	1,897	$76,639
Franklin Electric Co. Inc.	908	30,109
Kennametal Inc.	2,628	81,284
Lincoln Electric Holdings Inc.	1,834	106,042
Regal Beloit Corp.	1,392	81,696
Thermadyne Holdings Corp.(a)	27	382

		376,152

HEALTH CARE – PRODUCTS – 3.96%
Abaxis Inc.(a)	963	22,245
ABIOMED Inc.(a)	1,447	15,353
Accuray Inc.(a)	2,061	12,819
AGA Medical Holdings Inc.(a)	520	7,259
Alcon Inc.	2,997	499,870
Alere Inc.(a)	1,113	34,425
Align Technology Inc.(a)(b)	2,562	50,164
Alphatec Holdings Inc.(a)	1,819	3,874
American Medical Systems Holdings Inc.(a)	3,258	63,792
Arthrocare Corp.(a)	1,150	31,257
Atrion Corp.	66	10,396
Baxter International Inc.	21,530	1,027,196
Becton, Dickinson and Co.	10,125	750,262
Bruker Corp.(a)	3,112	43,661
C.R. Bard Inc.	4,135	336,713
Caliper Life Sciences Inc.(a)	1,833	7,314
CardioNet Inc.(a)	328	1,479
CareFusion Corp.(a)	1,683	41,806
Cepheid Inc.(a)(b)	2,710	50,704
Cerus Corp.(a)	1,532	5,883
Clinical Data Inc.(a)(b)	626	10,561
Conceptus Inc.(a)(b)	1,288	17,710
Cooper Companies Inc. (The)	362	16,732
Covidien PLC	21,692	871,801
Cutera Inc.(a)	181	1,466
Cyberonics Inc.(a)	1,203	32,096
Delcath Systems Inc.(a)(b)	1,775	12,816
DENTSPLY International Inc.	6,379	203,937
DexCom Inc.(a)	2,327	30,763
Edwards Lifesciences Corp.(a)	4,932	330,691
Endologix Inc.(a)	1,907	8,696
Exactech Inc.(a)	297	4,847
Female Health Co. (The)	756	3,893
Gen-Probe Inc.(a)	2,197	106,467
Haemonetics Corp.(a)	1,130	66,139
Hanger Orthopedic Group Inc.(a)	548	7,968
Hansen Medical Inc.(a)(b)	598	855
HeartWare International Inc.(a)	398	27,366
Henry Schein Inc.(a)	3,979	233,090
Hill-Rom Holdings Inc.	2,290	82,188
ICU Medical Inc.(a)	161	6,004
IDEXX Laboratories Inc.(a)	2,444	150,844
Immucor Inc.(a)	3,052	60,521
Insulet Corp.(a)	1,543	21,818
Intuitive Surgical Inc.(a)	1,693	480,372
Invacare Corp.	135	3,579
IRIS International Inc.(a)	746	7,162
Johnson & Johnson	17,946	1,111,934

Security	Shares	Value
Kensey Nash Corp.(a)	342	$9,880
Kinetic Concepts Inc.(a)	271	9,913
LCA-Vision Inc.(a)	332	1,849
Luminex Corp.(a)	1,786	28,576
MAKO Surgical Corp.(a)	1,071	10,260
Masimo Corp.	2,226	60,792
Medtronic Inc.	36,469	1,224,629
MELA Sciences Inc.(a)(b)	1,130	7,368
Merge Healthcare Inc.(a)	1,128	3,271
Meridian Bioscience Inc.	1,554	34,002
Merit Medical Systems Inc.(a)	776	12,331
Metabolix Inc.(a)(b)	1,179	14,832
Microvision Inc.(a)(b)	3,400	7,446
Natus Medical Inc.(a)	1,205	17,557
NuVasive Inc.(a)(b)	1,741	61,179
NxStage Medical Inc.(a)	1,223	23,359
OraSure Technologies Inc.(a)	1,759	7,124
Orthofix International NV(a)	731	22,968
Orthovita Inc.(a)	2,726	6,188
Palomar Medical Technologies Inc.(a)	586	6,053
Patterson Companies Inc.	4,455	127,636
PSS World Medical Inc.(a)	2,593	55,438
PURE Bioscience(a)	1,663	3,842
Quidel Corp.(a)	870	9,561
ResMed Inc.(a)	6,583	215,988
Rochester Medical Corp.(a)	445	4,855
Sirona Dental Systems Inc.(a)	1,435	51,717
Solta Medical Inc.(a)	756	1,512
SonoSite Inc.(a)	627	21,011
Spectranetics Corp.(a)	1,189	6,444
St. Jude Medical Inc.(a)	14,175	557,644
Staar Surgical Co.(a)	1,422	7,693
Stereotaxis Inc.(a)(b)	293	1,213
Steris Corp.	2,460	81,721
Stryker Corp.	13,705	685,935
SurModics Inc.(a)	626	7,462
Syneron Medical Ltd.(a)	368	3,651
Synovis Life Technologies Inc.(a)	508	7,595
TECHNE Corp.	1,652	101,978
Thoratec Corp.(a)	2,509	92,783
TomoTherapy Inc.(a)	1,263	4,446
Unilife Corp.(a)(b)	2,024	12,205
Varian Medical Systems Inc.(a)	5,378	325,369
Vascular Solutions Inc.(a)	711	8,162
Vital Images Inc.(a)	332	4,392
Volcano Corp.(a)	2,157	56,039
West Pharmaceutical Services Inc.	1,444	49,544
Wright Medical Group Inc.(a)	1,130	16,283
Young Innovations Inc.	177	5,064
Zoll Medical Corp.(a)	864	27,881

		11,053,429

HEALTH CARE – SERVICES – 0.68%
Air Methods Corp.(a)	524	21,788
Alliance Healthcare Services Inc.(a)	979	4,484
Allied Healthcare International Inc.(a)	332	830
Almost Family Inc.(a)	374	11,082
Amedisys Inc.(a)	1,245	29,631
America Service Group Inc.	337	5,015

36	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
American Dental Partners Inc.(a)	199	$2,400
AMERIGROUP Corp.(a)	332	14,100
Bio-Reference Laboratories Inc.(a)	975	20,338
Brookdale Senior Living Inc.(a)	474	7,731
Community Health Systems Inc.(a)	2,836	87,831
Continucare Corp.(a)	1,417	5,951
Covance Inc.(a)	2,836	132,696
DaVita Inc.(a)	4,512	311,463
Emeritus Corp.(a)	815	13,904
Ensign Group Inc. (The)	465	8,347
Genoptix Inc.(a)	731	10,380
Gentiva Health Services Inc.(a)	474	10,357
Health Management Associates Inc. Class A(a)	10,859	83,180
HealthSouth Corp.(a)	3,642	69,926
IPC The Hospitalist Co. Inc.(a)	723	19,752
Laboratory Corp. of America Holdings(a)	4,536	355,758
LHC Group Inc.(a)	731	16,952
Lincare Holdings Inc.	4,290	107,636
MEDNAX Inc.(a)	1,919	102,283
Metropolitan Health Networks Inc.(a)	1,748	6,642
Molina Healthcare Inc.(a)	318	8,583
Neostem Inc.(a)(b)	1,102	2,237
Psychiatric Solutions Inc.(a)	1,814	60,860
Quest Diagnostics Inc.	5,614	283,339
RehabCare Group Inc.(a)	66	1,335
Sunrise Senior Living Inc.(a)	2,275	7,803
Tenet Healthcare Corp.(a)	14,352	67,741
U.S. Physical Therapy Inc.(a)	223	3,729
Universal Health Services Inc. Class B	300	11,658

		1,907,742

HOLDING COMPANIES - DIVERSIFIED – 0.01%
Heckmann Corp.(a)	3,751	14,629
Primoris Services Corp.(b)	493	3,224

		17,853

HOME BUILDERS – 0.08%
Cavco Industries Inc.(a)	59	2,119
NVR Inc.(a)	253	163,825
Thor Industries Inc.	1,429	47,729
Winnebago Industries Inc.(a)	1,217	12,681

		226,354

HOME FURNISHINGS – 0.12%
American Woodmark Corp.	30	532
DTS Inc.(a)	785	29,963
Ethan Allen Interiors Inc.	332	5,797
Harman International Industries Inc.(a)	1,329	44,402
La-Z-Boy Inc.(a)	242	2,043
Sealy Corp.(a)(b)	332	810
Tempur-Pedic International Inc.(a)(b)	3,142	97,402
TiVo Inc.(a)	4,910	44,485
Universal Electronics Inc.(a)	272	5,671
Whirlpool Corp.	1,391	112,615

		343,720

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 0.70%
American Greetings Corp. Class A	104	$1,933
Avery Dennison Corp.	313	11,619
Blyth Inc.	29	1,196
Church & Dwight Co. Inc.	2,976	193,262
Clorox Co. (The)	5,739	383,136
Ennis Inc.	230	4,115
Fortune Brands Inc.	786	38,695
Fossil Inc.(a)	2,266	121,888
Kid Brands Inc.(a)	105	903
Kimberly-Clark Corp.	14,212	924,491
Oil-Dri Corp. of America	42	903
Scotts Miracle-Gro Co. (The) Class A	1,960	101,391
Standard Register Co. (The)	932	2,721
Summer Infant Inc.(a)	465	3,636
Tupperware Brands Corp.	2,769	126,709
WD-40 Co.	667	25,359

		1,941,957

HOUSEWARES – 0.04%
National Presto Industries Inc.	199	21,187
Toro Co. (The)	1,516	85,245

		106,432

INSURANCE – 0.88%
ACE Ltd.	2,218	129,198
Aflac Inc.	19,215	993,608
Arch Capital Group Ltd.(a)	125	10,475
Arthur J. Gallagher & Co.	1,177	31,037
Axis Capital Holdings Ltd.	1,325	43,646
Brown & Brown Inc.	2,678	54,069
CNO Financial Group Inc.(a)	869	4,814
Crawford & Co. Class B(a)	731	1,776
eHealth Inc.(a)	1,015	13,114
Endurance Specialty Holdings Ltd.	246	9,791
Erie Indemnity Co. Class A	903	50,622
First American Financial Corp.	270	4,034
Genworth Financial Inc. Class A(a)	4,012	49,027
Hartford Financial Services Group Inc. (The)	1,595	36,605
Life Partners Holdings Inc.(b)	302	5,747
Marsh & McLennan Companies Inc.	21,592	520,799
MetLife Inc.	8,759	336,784
Tower Group Inc.	853	19,918
Travelers Companies Inc. (The)	2,354	122,643
Validus Holdings Ltd.	404	10,649

		2,448,356

INTERNET – 4.58%
1-800-FLOWERS.COM Inc.(a)	923	1,744
AboveNet Inc.(a)	967	50,371
Akamai Technologies Inc.(a)	7,812	392,006
Amazon.com Inc.(a)	15,141	2,378,045
Ancestry.com Inc.(a)	792	18,026
Archipelago Learning Inc.(a)	332	3,974
Ariba Inc.(a)	3,844	72,652

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Art Technology Group Inc.(a)	6,982	$28,836
Blue Coat Systems Inc.(a)	1,913	46,027
Blue Nile Inc.(a)(b)	598	26,605
Cogent Communications Group Inc.(a)	1,903	18,021
comScore Inc.(a)	997	23,449
Constant Contact Inc.(a)(b)	1,046	22,416
DealerTrack Holdings Inc.(a)	1,182	20,189
Dice Holdings Inc.(a)	819	6,945
Digital River Inc.(a)	265	9,021
Drugstore.com Inc.(a)	3,819	7,332
eBay Inc.(a)	18,905	461,282
ePlus Inc.(a)	13	279
Equinix Inc.(a)	1,952	199,787
eResearchTechnology Inc.(a)	1,795	13,427
Expedia Inc.	3,523	99,384
F5 Networks Inc.(a)	3,458	358,975
Global Sources Ltd.(a)	870	6,569
Google Inc. Class A(a)	10,529	5,536,043
GSI Commerce Inc.(a)	2,693	66,517
Health Grades Inc.(a)	1,005	8,231
IAC/InterActiveCorp(a)	1,281	33,652
InfoSpace Inc.(a)	284	2,459
Internet Brands Inc. Class A(a)	598	7,941
Internet Capital Group Inc.(a)	273	3,011
j2 Global Communications Inc.(a)	1,412	33,591
Keynote Systems Inc.	66	767
KIT Digital Inc.(a)(b)	809	9,700
Knot Inc. (The)(a)	261	2,383
Lionbridge Technologies Inc.(a)	2,460	10,578
Liquidity Services Inc.(a)	710	11,367
Local.com Corp.(a)	640	2,829
LoopNet Inc.(a)	864	10,230
McAfee Inc.(a)	6,798	321,273
ModusLink Global Solutions Inc.(a)	102	648
Move Inc.(a)	6,982	15,570
Netflix Inc.(a)	1,741	282,321
Network Engines Inc.(a)	1,641	2,396
NIC Inc.	2,194	18,188
NutriSystem Inc.(b)	1,385	26,647
Online Resources Corp.(a)	1,040	4,618
OpenTable Inc.(a)	674	45,886
Openwave Systems Inc.(a)	1,676	2,849
Orbitz Worldwide Inc.(a)	731	4,605
Overstock.com Inc.(a)(b)	631	9,919
Perficient Inc.(a)	494	4,515
Priceline.com Inc.(a)	2,061	717,929
QuinStreet Inc.(a)(b)	265	3,983
Rackspace Hosting Inc.(a)(b)	4,176	108,492
ReachLocal Inc.(a)(b)	205	2,825
RightNow Technologies Inc.(a)	1,130	22,261
Safeguard Scientifics Inc.(a)	36	451
Sapient Corp.	4,217	50,478
Shutterfly Inc.(a)	1,141	29,655
Sourcefire Inc.(a)	1,205	34,752
SPS Commerce Inc.(a)	200	2,564
Stamps.com Inc.(a)	599	7,787
Support.com Inc.(a)	1,296	5,936
Symantec Corp.(a)	3,343	50,713
TechTarget Inc.(a)	451	2,368
TeleCommunication Systems Inc.(a)	678	2,651

Security	Shares	Value
Terremark Worldwide Inc.(a)	2,470	$25,540
TIBCO Software Inc.(a)	7,151	126,859
Travelzoo Inc.(a)	332	8,552
United Online Inc.	796	4,553
US Auto Parts Network Inc.(a)	66	541
ValueClick Inc.(a)	2,859	37,396
Vasco Data Security International Inc.(a)	1,004	6,526
VeriSign Inc.(a)	7,947	252,238
Vitacost.com Inc.(a)	205	1,232
Vocus Inc.(a)	661	12,215
WebMD Health Corp.(a)	2,569	128,116
Websense Inc.(a)	1,930	34,238
Yahoo! Inc.(a)	25,077	355,341
Zix Corp.(a)(b)	2,714	7,708

		12,787,996

INVESTMENT COMPANIES – 0.00%
MVC Capital Inc.	66	856

		856

IRON & STEEL – 0.34%
AK Steel Holding Corp.	675	9,322
Allegheny Technologies Inc.	4,258	197,784
Carpenter Technology Corp.	1,893	63,813
Cliffs Natural Resources Inc.	5,856	374,315
Metals USA Holdings Corp.(a)	260	3,375
Nucor Corp.	5,842	223,164
Reliance Steel & Aluminum Co.	349	14,494
Schnitzer Steel Industries Inc. Class A	220	10,622
Shiloh Industries Inc.(a)	110	1,065
United States Steel Corp.	1,154	50,591

		948,545

LEISURE TIME – 0.35%
Ambassadors Group Inc.	864	9,798
Brunswick Corp.	3,797	57,790
Carnival Corp.	6,979	266,668
Harley-Davidson Inc.	10,174	289,349
Interval Leisure Group Inc.(a)	1,641	22,104
Life Time Fitness Inc.(a)(b)	1,590	62,757
Marine Products Corp.(a)	432	2,652
Multimedia Games Inc.(a)	332	1,228
Polaris Industries Inc.	1,389	90,424
Royal Caribbean Cruises Ltd.(a)	2,198	69,303
WMS Industries Inc.(a)	2,497	95,061

		967,134

LODGING – 0.60%
Ameristar Casinos Inc.	1,130	19,719
Choice Hotels International Inc.	125	4,558
Las Vegas Sands Corp.(a)	13,678	476,678
Marriott International Inc. Class A	11,739	420,608
MGM Resorts International(a)	2,025	22,842
Monarch Casino & Resort Inc.(a)	332	3,722
Morgans Hotel Group Co.(a)	332	2,430
Starwood Hotels & Resorts Worldwide Inc.	8,192	430,490

38	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Wynn Resorts Ltd.	3,259	$282,783

		1,663,830

MACHINERY – 2.24%
Alamo Group Inc.	20	447
Albany International Corp. Class A	220	4,162
Altra Holdings Inc.(a)	1,129	16,630
Applied Industrial Technologies Inc.	1,812	55,447
Babcock & Wilcox Co. (The)(a)	3,981	84,716
Briggs & Stratton Corp.	1,323	25,150
Bucyrus International Inc.	3,249	225,318
Caterpillar Inc.	27,179	2,138,444
CNH Global NV(a)	185	6,778
Cognex Corp.	1,336	35,832
Cummins Inc.	8,681	786,325
Deere & Co.	17,351	1,210,753
DXP Enterprises Inc.(a)	330	6,263
Flow International Corp.(a)	1,426	3,750
Flowserve Corp.	2,075	227,047
Gardner Denver Inc.	2,135	114,607
Gorman-Rupp Co. (The)	400	11,024
Graco Inc.	2,605	82,657
IDEX Corp.	2,888	102,553
Intermec Inc.(a)	930	11,402
Intevac Inc.(a)	397	3,974
iRobot Corp.(a)	797	14,800
Joy Global Inc.	4,453	313,135
Kadant Inc.(a)	144	2,723
Lindsay Corp.	479	20,750
Manitowoc Co. Inc. (The)	5,641	68,313
Middleby Corp. (The)(a)(b)	731	46,338
NACCO Industries Inc. Class A	224	19,575
Nordson Corp.	1,470	108,324
Park-Ohio Holdings Corp.(a)	312	4,150
Presstek Inc.(a)	1,175	2,573
Rockwell Automation Inc.	6,169	380,812
Sauer-Danfoss Inc.(a)	465	9,900
Tennant Co.	856	26,451
Twin Disc Inc.	52	725
Wabtec Corp.	353	16,870
Zebra Technologies Corp. Class A(a)	1,480	49,787

		6,238,505

MANUFACTURING – 3.74%
3M Co.	30,781	2,669,021
A.O. Smith Corp.	969	56,095
Actuant Corp. Class A	2,916	66,951
Acuity Brands Inc.	1,873	82,862
AZZ Inc.	533	22,834
Barnes Group Inc.	1,825	32,102
Blount International Inc.(a)	2,028	25,816
Brink’s Co. (The)	1,578	36,294
Carlisle Companies Inc.	218	6,529
CLARCOR Inc.	2,033	78,535
Colfax Corp.(a)	997	14,825
Cooper Industries PLC	7,248	354,645
Danaher Corp.	21,307	865,277
Donaldson Co. Inc.	3,354	158,074
Dover Corp.	5,138	268,255
Eastman Kodak Co.(a)	11,537	48,455
Eaton Corp.	1,889	155,824

Security	Shares	Value
EnPro Industries Inc.(a)	355	$11,104
General Electric Co.	107,176	1,741,610
GP Strategies Corp.(a)	583	5,299
Harsco Corp.	316	7,767
Hexcel Corp.(a)	3,527	62,745
Honeywell International Inc.	33,170	1,457,490
Illinois Tool Works Inc.	19,060	896,201
Koppers Holdings Inc.	867	23,296
Lancaster Colony Corp.	864	41,040
Leggett & Platt Inc.	3,831	87,194
LSB Industries Inc.(a)	764	14,188
Matthews International Corp. Class A	1,405	49,681
Pall Corp.	5,101	212,406
Parker Hannifin Corp.	1,963	137,528
Pentair Inc.	2,204	74,121
PMFG Inc.(a)	534	9,105
Polypore International Inc.(a)	920	27,747
Raven Industries Inc.	754	28,569
Roper Industries Inc.	4,057	264,435
Smith & Wesson Holding Corp.(a)	2,992	10,652
SPX Corp.	411	26,008
Standex International Corp.	97	2,346
STR Holdings Inc.(a)	1,204	25,934
Sturm, Ruger & Co. Inc.	764	10,421
Teleflex Inc.	294	16,693
Textron Inc.	6,067	124,738
Tredegar Corp.	76	1,442
Tyco International Ltd.	3,193	117,279

		10,429,433

MEDIA – 1.42%
Acacia Research Corp.(a)	1,396	24,570
Beasley Broadcast Group Inc. Class A(a)	141	746
Belo Corp. Class A(a)	3,878	24,044
Cambium Learning Group Inc.(a)	612	1,958
CBS Corp. Class B NVS	3,470	55,034
CKX Inc.(a)	412	2,019
Crown Media Holdings Inc. Class A(a)(b)	343	820
Cumulus Media Inc. Class A(a)	187	525
Dex One Corp.(a)	137	1,682
DG FastChannel Inc.(a)	1,080	23,490
DIRECTV Class A(a)	38,374	1,597,510
Discovery Communications Inc. Series A(a)(b)	8,984	391,253
Dolan Co. (The)(a)	682	7,754
Entercom Communications Corp.(a)	802	6,304
Entravision Communications Corp. Class A(a)	1,928	3,837
John Wiley & Sons Inc. Class A	1,808	73,875
Journal Communications Inc. Class A(a)	240	1,082
Lee Enterprises Inc.(a)	1,792	4,803
Lin TV Corp. Class A(a)	99	440
LodgeNet Interactive Corp.(a)(b)	485	1,358
Martha Stewart Living Omnimedia Inc. Class A(a)	1,018	4,825
McClatchy Co. (The) Class A(a)(b)	2,460	9,668
McGraw-Hill Companies Inc. (The)	9,637	318,599
Media General Inc. Class A(a)	199	1,783
Meredith Corp.	647	21,552

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
News Corp. Class A NVS	20,648	$269,663
Nexstar Broadcasting Group Inc.(a)	88	453
Playboy Enterprises Inc. Class B(a)	499	2,565
PRIMEDIA Inc.	66	251
Scripps Networks Interactive Inc. Class A	3,868	184,039
Sinclair Broadcast Group Inc. Class A(a)	144	1,011
Sirius XM Radio Inc.(a)	167,822	201,386
SuperMedia Inc.(a)	536	5,665
Thomson Reuters Corp.	5,238	196,582
Time Warner Inc.	10,154	311,220
Value Line Inc.	47	652
Viacom Inc. Class B NVS	5,166	186,958
Westwood One Inc.(a)(b)	225	1,910
World Wrestling Entertainment Inc.	856	11,907

		3,953,793

METAL FABRICATE & HARDWARE – 0.40%
Ampco-Pittsburgh Corp.	34	844
CIRCOR International Inc.	45	1,422
Dynamic Materials Corp.	19	287
Hawk Corp. Class A(a)	311	13,457
Haynes International Inc.	66	2,305
Kaydon Corp.	1,433	49,582
Mueller Industries Inc.	199	5,271
Mueller Water Products Inc. Class A	6,132	18,519
Omega Flex Inc.	127	1,814
Precision Castparts Corp.	6,166	785,240
RBC Bearings Inc.(a)	922	31,330
Sun Hydraulics Corp.(b)	521	14,687
Timken Co. (The)	2,739	105,068
TriMas Corp.(a)	404	5,999
Valmont Industries Inc.	931	67,404
Worthington Industries Inc.	1,670	25,100

		1,128,329

MINING – 1.40%
Alcoa Inc.	6,528	79,054
Allied Nevada Gold Corp.(a)	3,235	85,728
AMCOL International Corp.	1,011	26,478
Brush Engineered Materials Inc.(a)	66	1,877
Capital Gold Corp.(a)	1,982	9,573
Coeur d’Alene Mines Corp.(a)	247	4,920
Compass Minerals International Inc.	1,408	107,881
Freeport-McMoRan Copper & Gold Inc.	20,305	1,733,844
General Moly Inc.(a)(b)	2,642	9,670
Globe Specialty Metals Inc.(a)	2,609	36,630
Golden Star Resources Ltd.(a)	11,059	54,631
Horsehead Holding Corp.(a)	93	918
Jaguar Mining Inc.(a)	3,592	23,348
Molycorp Inc.(a)	490	13,862
Newmont Mining Corp.	20,638	1,296,273
Noranda Aluminium Holding Corp.(a)	496	4,077
Royal Gold Inc.	345	17,195
RTI International Metals Inc.(a)	191	5,848
Southern Copper Corp.	7,308	256,657
Stillwater Mining Co.(a)	1,889	31,811
Thompson Creek Metals Co. Inc.(a)	597	6,436
Titanium Metals Corp.(a)	3,674	73,333

Security	Shares	Value
United States Lime & Minerals Inc.(a)	54	$2,088
Uranium Energy Corp.(a)(b)	1,904	6,245
US Gold Corp.(a)	3,770	18,737

		3,907,114

MISCELLANEOUS - MANUFACTURING – 0.01%
John Bean Technologies Corp.	1,190	19,171

		19,171

OFFICE & BUSINESS EQUIPMENT – 0.05%
Pitney Bowes Inc.	6,406	136,960

		136,960

OFFICE FURNISHINGS – 0.06%
CompX International Inc.	42	556
Herman Miller Inc.	2,445	48,117
HNI Corp.	1,938	55,737
Interface Inc. Class A	2,091	29,755
Knoll Inc.	2,233	34,634
Steelcase Inc. Class A	384	3,199

		171,998

OIL & GAS – 6.96%
Abraxas Petroleum Corp.(a)	1,102	3,130
American Oil & Gas Inc.(a)	2,102	17,026
Apco Oil and Gas International Inc.	393	13,602
Atlas Energy Inc.(a)	2,460	70,454
Atwood Oceanics Inc.(a)	542	16,504
BPZ Resources Inc.(a)(b)	1,284	4,918
Brigham Exploration Co.(a)	5,009	93,919
Callon Petroleum Co.(a)	1,162	5,752
CAMAC Energy Inc.(a)	1,943	6,198
Carrizo Oil & Gas Inc.(a)	1,316	31,505
Cheniere Energy Inc.(a)(b)	488	1,230
Chevron Corp.	4,600	372,830
Cimarex Energy Co.	3,628	240,101
Clayton Williams Energy Inc.(a)	216	10,927
Concho Resources Inc.(a)	3,954	261,636
ConocoPhillips	24,662	1,416,339
Contango Oil & Gas Co.(a)	362	18,158
Continental Resources Inc.(a)	1,198	55,539
Diamond Offshore Drilling Inc.	992	67,228
Endeavour International Corp.(a)	4,693	6,054
Energy XXI (Bermuda) Ltd.(a)	2,167	50,079
EOG Resources Inc.	10,956	1,018,579
EQT Corp.	6,039	217,766
Evolution Petroleum Corp.(a)	638	3,834
EXCO Resources Inc.	6,323	94,023
Exxon Mobil Corp.	202,576	12,517,171
Forest Oil Corp.(a)	3,118	92,605
FX Energy Inc.(a)	1,529	6,330
Gulfport Energy Corp.(a)	1,073	14,850
Holly Corp.	1,353	38,899
Houston American Energy Corp.(b)	738	7,380
Isramco Inc.(a)	66	3,973
Kodiak Oil & Gas Corp.(a)	4,764	16,150

40	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Magnum Hunter Resources Corp.(a)	1,982	$8,205
Marathon Oil Corp.	8,186	270,957
Mariner Energy Inc.(a)	391	9,474
McMoRan Exploration Co.(a)	3,763	64,761
Murphy Oil Corp.	972	60,186
Nabors Industries Ltd.(a)	4,902	88,530
Northern Oil and Gas Inc.(a)	2,106	35,676
Oasis Petroleum Inc.(a)	1,034	20,029
Occidental Petroleum Corp.	7,131	558,357
Panhandle Oil and Gas Inc.	312	7,703
Petrohawk Energy Corp.(a)	9,110	147,035
PetroQuest Energy Inc.(a)	551	3,356
Pride International Inc.(a)	3,070	90,350
Quicksilver Resources Inc.(a)	30	378
RAM Energy Resources Inc.(a)	2,245	3,502
Range Resources Corp.	6,891	262,754
Resolute Energy Corp.(a)	145	1,604
Rex Energy Corp.(a)	352	4,506
Rosetta Resources Inc.(a)	1,380	32,416
Rowan Companies Inc.(a)	659	20,007
SandRidge Energy Inc.(a)	8,945	50,808
SM Energy Co.	1,837	68,814
Southwestern Energy Co.(a)	15,037	502,837
Stone Energy Corp.(a)	133	1,959
TransAtlantic Petroleum Ltd.(a)	6,240	18,470
Ultra Petroleum Corp.(a)	6,583	276,354
VAALCO Energy Inc.(a)	353	2,026
Venoco Inc.(a)	250	4,908
W&T Offshore Inc.	226	2,396
Warren Resources Inc.(a)	947	3,760
Whiting Petroleum Corp.(a)	152	14,518

		19,431,325

OIL & GAS SERVICES – 2.20%
Baker Hughes Inc.	5,081	216,451
Cameron International Corp.(a)	6,073	260,896
CARBO Ceramics Inc.	833	67,473
Core Laboratories NV	1,928	169,741
Dresser-Rand Group Inc.(a)	3,125	115,281
Dril-Quip Inc.(a)	1,460	90,681
Exterran Holdings Inc.(a)	332	7,540
FMC Technologies Inc.(a)	5,205	355,449
Halliburton Co.	39,233	1,297,435
ION Geophysical Corp.(a)	5,386	27,684
Key Energy Services Inc.(a)	318	3,024
Lufkin Industries Inc.	1,304	57,246
Matrix Service Co.(a)	332	2,905
Newpark Resources Inc.(a)	266	2,234
Oil States International Inc.(a)	125	5,819
RPC Inc.	1,227	25,963
Schlumberger Ltd.	51,493	3,172,484
Superior Energy Services Inc.(a)	252	6,726
Tetra Technologies Inc.(a)	490	4,998
Weatherford International Ltd.(a)	12,885	220,333
World Fuel Services Corp.	1,466	38,131

		6,148,494

Security	Shares	Value
PACKAGING & CONTAINERS – 0.19%
AEP Industries Inc.(a)	66	$1,559
Astronics Corp.(a)(b)	332	5,793
Ball Corp.	864	50,847
Crown Holdings Inc.(a)	7,075	202,770
Graham Packaging Co. Inc.(a)	310	3,664
Owens-Illinois Inc.(a)	2,253	63,219
Pactiv Corp.(a)	5,149	169,814
Silgan Holdings Inc.	1,209	38,325

		535,991

PHARMACEUTICALS – 4.12%
Abbott Laboratories	60,126	3,140,982
Acura Pharmaceuticals Inc.(a)(b)	332	827
Akorn Inc.(a)	2,103	8,496
Alexza Pharmaceuticals Inc.(a)(b)	1,629	5,164
Alimera Sciences Inc.(a)	285	2,727
Alkermes Inc.(a)	1,251	18,327
Allergan Inc.	13,185	877,198
Allos Therapeutics Inc.(a)	3,391	16,006
Alnylam Pharmaceuticals Inc.(a)	1,636	20,090
AmerisourceBergen Corp.	12,218	374,604
Amylin Pharmaceuticals Inc.(a)	6,205	129,374
Antares Pharma Inc.(a)(b)	2,786	4,040
Anthera Pharmaceuticals Inc.(a)	247	1,035
Aoxing Pharmaceutical Co. Inc.(a)	1,045	3,198
Ardea Biosciences Inc.(a)	420	9,660
Array BioPharma Inc.(a)	949	3,065
Auxilium Pharmaceuticals Inc.(a)	1,858	46,041
AVANIR Pharmaceuticals Inc. Class A(a)(b)	2,593	8,272
AVI BioPharma Inc.(a)(b)	5,374	9,888
Biodel Inc.(a)(b)	456	2,417
BioMarin Pharmaceutical Inc.(a)	4,392	98,161
BioScrip Inc.(a)	1,804	9,309
BioSpecifics Technologies Corp.(a)	183	4,926
Cadence Pharmaceuticals Inc.(a)(b)	960	8,016
Caraco Pharmaceutical Laboratories Ltd.(a)	383	2,061
Cardinal Health Inc.	5,383	177,854
Catalyst Health Solutions Inc.(a)	1,623	57,146
Chelsea Therapeutics International Ltd.(a)	997	5,105
Clarient Inc.(a)(b)	1,263	4,269
Corcept Therapeutics Inc.(a)	1,096	4,263
Cubist Pharmaceuticals Inc.(a)	2,593	60,650
Cumberland Pharmaceuticals Inc.(a)	301	1,749
Dendreon Corp.(a)	6,194	255,069
Depomed Inc.(a)	1,974	8,844
DURECT Corp.(a)	3,790	9,627
Dyax Corp.(a)	3,271	7,752
Dynavax Technologies Corp.(a)	2,859	5,232
Eli Lilly and Co.	10,171	371,547
Emergent BioSolutions Inc.(a)	730	12,600
Eurand NV(a)	742	7,301
Express Scripts Inc.(a)	23,772	1,157,696
Furiex Pharmaceuticals Inc.(a)	403	4,546
Gilead Sciences Inc.(a)	36,284	1,292,073
Herbalife Ltd.	2,621	158,177
Hi-Tech Pharmacal Co. Inc.(a)	369	7,469
Hospira Inc.(a)	7,185	409,617

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Idenix Pharmaceuticals Inc.(a)	1,499	$4,647
Impax Laboratories Inc.(a)	2,421	47,936
Infinity Pharmaceuticals Inc.(a)	641	3,532
Inspire Pharmaceuticals Inc.(a)	2,733	16,261
Ironwood Pharmaceuticals Inc.(a)	693	7,055
Isis Pharmaceuticals Inc.(a)	4,151	34,868
Jazz Pharmaceuticals Inc.(a)	579	6,213
Keryx Biopharmaceuticals Inc.(a)	2,086	10,034
Lannett Co. Inc.(a)(b)	598	2,739
Ligand Pharmaceuticals Inc. Class B(a)	5,543	8,758
MannKind Corp.(a)(b)	2,764	18,685
MAP Pharmaceuticals Inc.(a)	314	4,804
Mead Johnson Nutrition Co. Class A	1,240	70,568
Medco Health Solutions Inc.(a)	18,730	975,084
Medicines Co. (The)(a)	984	13,973
Medivation Inc.(a)	1,263	16,419
Mylan Inc.(a)	11,238	211,387
Nabi Biopharmaceuticals(a)	1,662	7,978
Nature’s Sunshine Products Inc.(a)	332	2,968
Neogen Corp.(a)	879	29,754
Neurocrine Biosciences Inc.(a)	2,194	13,296
NeurogesX Inc.(a)(b)	641	4,429
NPS Pharmaceuticals Inc.(a)	2,726	18,646
Obagi Medical Products Inc.(a)	731	7,675
Omnicare Inc.	565	13,492
Onyx Pharmaceuticals Inc.(a)	2,726	71,912
Opko Health Inc.(a)(b)	1,972	4,417
Osiris Therapeutics Inc.(a)	649	4,725
Pain Therapeutics Inc.(a)	1,370	8,467
Perrigo Co.	3,524	226,311
PetMed Express Inc.	997	17,447
Pharmacyclics Inc.(a)	1,572	12,670
Pharmasset Inc.(a)	1,165	34,367
PharMerica Corp.(a)	282	2,687
POZEN Inc.(a)	1,130	8,000
Progenics Pharmaceuticals Inc.(a)	1,119	5,651
Questcor Pharmaceuticals Inc.(a)	2,061	20,445
Rigel Pharmaceuticals Inc.(a)	2,224	18,704
Salix Pharmaceuticals Ltd.(a)	2,460	97,711
Santarus Inc.(a)	2,227	6,703
Schiff Nutrition International Inc.	31	254
SciClone Pharmaceuticals Inc.(a)	1,529	4,037
SIGA Technologies Inc.(a)(b)	1,130	9,560
Somaxon Pharmaceuticals Inc.(a)(b)	1,129	4,392
Spectrum Pharmaceuticals Inc.(a)	1,867	7,785
Star Scientific Inc.(a)(b)	4,148	8,711
Sucampo Pharmaceuticals Inc.(a)	465	1,744
SXC Health Solutions Corp.(a)	2,638	96,208
Synta Pharmaceuticals Corp.(a)	602	2,402
Synutra International Inc.(a)(b)	793	9,159
Targacept Inc.(a)	1,006	22,474
Theravance Inc.(a)	2,758	55,436
United Therapeutics Corp.(a)	2,203	123,390
USANA Health Sciences Inc.(a)(b)	317	12,794
Vanda Pharmaceuticals Inc.(a)	1,094	7,308
VCA Antech Inc.(a)	3,747	79,024
VIVUS Inc.(a)(b)	3,590	24,017
Warner Chilcott PLC Class A	3,880	87,067
XenoPort Inc.(a)	1,345	9,563
Zalicus Inc.(a)	3,001	3,901

Security	Shares	Value
Zymogenetics Inc.(a)	2,249	$21,928

		11,505,042

PIPELINES – 0.10%
El Paso Corp.	5,717	70,777
Williams Companies Inc. (The)	10,402	198,782

		269,559

REAL ESTATE – 0.17%
CB Richard Ellis Group Inc. Class A(a)	12,310	225,027
HFF Inc. Class A(a)	525	4,872
Jones Lang LaSalle Inc.	1,810	156,149
Kennedy-Wilson Holdings Inc.(a)	801	8,491
St. Joe Co. (The)(a)(b)	3,658	90,974

		485,513

REAL ESTATE INVESTMENT TRUSTS – 0.90%
Acadia Realty Trust	408	7,752
Alexander’s Inc.	60	18,947
AMB Property Corp.	658	17,417
Apartment Investment and Management Co. Class A	2,468	52,766
Associated Estates Realty Corp.	735	10,275
Digital Realty Trust Inc.(b)	3,556	219,405
DuPont Fabros Technology Inc.	712	17,907
EastGroup Properties Inc.	540	20,185
Equity Lifestyle Properties Inc.	705	38,408
Equity One Inc.	214	3,612
Equity Residential	772	36,724
Essex Property Trust Inc.	501	54,829
Federal Realty Investment Trust	1,581	129,104
FelCor Lodging Trust Inc.(a)	1,284	5,906
General Growth Properties Inc.	8,720	136,032
Getty Realty Corp.	313	8,398
Home Properties Inc.	552	29,201
LTC Properties Inc.	100	2,552
Mid-America Apartment Communities Inc.	803	46,799
National Health Investors Inc.	444	19,563
Omega Healthcare Investors Inc.	659	14,795
ProLogis	1,237	14,572
PS Business Parks Inc.	161	9,108
Public Storage	5,518	535,467
Saul Centers Inc.	133	5,579
Simon Property Group Inc.	8,752	811,661
Strategic Hotels & Resorts Inc.(a)	1,402	5,945
Tanger Factory Outlet Centers Inc.	977	46,056
UDR Inc.	441	9,314
Universal Health Realty Income Trust	254	8,740
Ventas Inc.	1,836	94,683
Vornado Realty Trust	621	53,114
Washington Real Estate Investment Trust	639	20,275

		2,505,091

RETAIL – 9.40%
99 Cents Only Stores(a)	1,481	27,961
Abercrombie & Fitch Co. Class A	2,902	114,107
Advance Auto Parts Inc.	3,828	224,627

42	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Aeropostale Inc.(a)	4,030	$93,698
AFC Enterprises Inc.(a)	854	10,590
America’s Car-Mart Inc.(a)	248	6,245
American Eagle Outfitters Inc.	2,343	35,051
AnnTaylor Stores Corp.(a)	2,518	50,964
Asbury Automotive Group Inc.(a)	1,216	17,109
AutoNation Inc.(a)	1,044	24,273
AutoZone Inc.(a)	1,139	260,729
Bebe Stores Inc.	269	1,940
Bed Bath & Beyond Inc.(a)	11,433	496,307
Best Buy Co. Inc.	14,954	610,572
Big 5 Sporting Goods Corp.	941	12,628
Big Lots Inc.(a)	3,499	116,342
Biglari Holdings Inc.(a)	6	1,972
BJ’s Restaurants Inc.(a)	864	24,330
BJ’s Wholesale Club Inc.(a)	226	9,379
Bon-Ton Stores Inc. (The)(a)	181	1,841
Brinker International Inc.	3,955	74,591
Brown Shoe Co. Inc.	1,258	14,429
Buckle Inc. (The)	997	26,460
Buffalo Wild Wings Inc.(a)	842	40,323
Burger King Holdings Inc.	4,050	96,714
California Pizza Kitchen Inc.(a)	905	15,439
Caribou Coffee Co. Inc.(a)	318	3,307
CarMax Inc.(a)	9,660	269,128
Carrols Restaurant Group Inc.(a)	598	3,169
Casey’s General Stores Inc.	627	26,177
Cash America International Inc.	405	14,175
Casual Male Retail Group Inc.(a)	1,467	5,985
Cato Corp. (The) Class A	1,220	32,647
CEC Entertainment Inc.(a)	997	34,227
Cheesecake Factory Inc. (The)(a)	2,726	72,157
Chico’s FAS Inc.	7,785	81,898
Children’s Place Retail Stores Inc. (The)(a)	1,042	50,818
Chipotle Mexican Grill Inc.(a)	1,373	236,156
Christopher & Banks Corp.	911	7,206
Citi Trends Inc.(a)	671	16,245
Coldwater Creek Inc.(a)	2,255	11,884
Collective Brands Inc.(a)	1,891	30,521
Conn’s Inc.(a)(b)	39	181
Copart Inc.(a)	3,118	102,800
Costco Wholesale Corp.	19,103	1,231,952
Cracker Barrel Old Country Store Inc.	950	48,222
CVS Caremark Corp.	6,583	207,167
Darden Restaurants Inc.	6,081	260,145
Denny’s Corp.(a)	3,009	9,358
Destination Maternity Corp.(a)	223	7,341
Dick’s Sporting Goods Inc.(a)	3,894	109,188
DineEquity Inc.(a)(b)	726	32,655
Dollar General Corp.(a)	3,006	87,926
Dollar Tree Inc.(a)	5,445	265,498
Domino’s Pizza Inc.(a)	565	7,469
Dress Barn Inc.(a)	2,398	56,953
DSW Inc. Class A(a)(b)	596	17,105
Einstein Noah Restaurant Group Inc.(a)	84	890
Express Inc.(a)	662	10,069
EZCORP Inc.(a)	1,894	37,956
Family Dollar Stores Inc.	5,884	259,837
Finish Line Inc. (The) Class A	668	9,292
First Cash Financial Services Inc.(a)	1,279	35,492
Gap Inc. (The)	16,392	305,547
Genesco Inc.(a)	104	3,108

Security	Shares	Value
Group 1 Automotive Inc.(a)	211	$6,305
Haverty Furniture Companies Inc.	96	1,047
hhgregg Inc.(a)(b)	509	12,603
Hibbett Sports Inc.(a)	1,206	30,090
Home Depot Inc. (The)	73,342	2,323,475
Hot Topic Inc.	169	1,012
HSN Inc.(a)	1,744	52,146
J. Crew Group Inc.(a)	2,375	79,848
J.C. Penney Co. Inc.	3,304	89,803
Jack in the Box Inc.(a)	2,275	48,776
Jamba Inc.(a)(b)	2,372	5,195
Jo-Ann Stores Inc.(a)	1,172	52,213
Jos. A. Bank Clothiers Inc.(a)	1,209	51,516
Kenneth Cole Productions Inc. Class A(a)	103	1,717
Kirkland’s Inc.(a)	534	7,401
Kohl’s Corp.(a)	9,862	519,530
Krispy Kreme Doughnuts Inc.(a)	2,472	11,322
Limited Brands Inc.	11,547	309,229
Lithia Motors Inc. Class A	95	911
Lowe’s Companies Inc.	47,576	1,060,469
Lumber Liquidators Holdings Inc.(a)	944	23,194
Macy’s Inc.	1,788	41,285
McCormick & Schmick’s Seafood Restaurants Inc.(a)	66	513
McDonald’s Corp.	46,464	3,462,033
MSC Industrial Direct Co. Inc. Class A	1,882	101,703
New York & Co. Inc.(a)	68	175
Nordstrom Inc.	7,276	270,667
Nu Skin Enterprises Inc. Class A	2,194	63,187
O’Reilly Automotive Inc.(a)	6,009	319,679
Office Depot Inc.(a)	1,176	5,410
OfficeMax Inc.(a)	1,414	18,509
P.F. Chang’s China Bistro Inc.(b)	1,087	50,219
Panera Bread Co. Class A(a)	1,319	116,877
Pantry Inc. (The)(a)	162	3,906
Papa John’s International Inc.(a)	866	22,845
Penske Automotive Group Inc.(a)	598	7,894
PetSmart Inc.	5,165	180,775
Pier 1 Imports Inc.(a)	4,455	36,486
PriceSmart Inc.	794	23,129
Retail Ventures Inc.(a)	943	10,147
Rite Aid Corp.(a)(b)	1,833	1,729
Ross Stores Inc.	5,323	290,742
rue21 Inc.(a)	618	15,951
Ruth’s Hospitality Group Inc.(a)	721	2,891
Sally Beauty Holdings Inc.(a)	3,641	40,779
School Specialty Inc.(a)	292	3,799
Select Comfort Corp.(a)	1,958	13,275
Shoe Carnival Inc.(a)	68	1,375
Sonic Automotive Inc.(a)	362	3,558
Sonic Corp.(a)	2,460	19,877
Staples Inc.	31,644	661,992
Starbucks Corp.	32,135	822,013
Susser Holdings Corp.(a)	66	924
Systemax Inc.	240	2,947
Talbots Inc. (The)(a)(b)	2,607	34,152
Target Corp.	31,917	1,705,645
Texas Roadhouse Inc.(a)	2,391	33,617
Tiffany & Co.	5,462	256,659

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Titan Machinery Inc.(a)	180	$2,934
TJX Companies Inc. (The)	17,697	789,817
Tractor Supply Co.	3,156	125,167
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,212	35,390
Under Armour Inc. Class A(a)	1,529	68,866
Urban Outfitters Inc.(a)	5,318	167,198
Vitamin Shoppe Inc.(a)	673	18,474
Wal-Mart Stores Inc.	53,206	2,847,585
Walgreen Co.	38,616	1,293,636
Wendy’s/Arby’s Group Inc. Class A	4,660	21,110
Wet Seal Inc. Class A(a)	3,927	13,313
Williams-Sonoma Inc.	4,152	131,618
Winmark Corp.	102	3,411
Yum! Brands Inc.	20,261	933,222
Zumiez Inc.(a)	864	18,282

		26,215,661

SAVINGS & LOANS – 0.01%
Capitol Federal Financial	95	2,346
Heritage Financial Group	26	219
Hudson City Bancorp Inc.	1,818	22,289
Investors Bancorp Inc.(a)	192	2,273
Oritani Financial Corp.	699	6,976
ViewPoint Financial Group	156	1,443

		35,546

SEMICONDUCTORS – 3.96%
Actel Corp.(a)	368	5,870
Advanced Analogic Technologies Inc.(a)	686	2,408
Advanced Micro Devices Inc.(a)	10,122	71,967
Alpha & Omega Semiconductor Ltd.(a)	23	261
Altera Corp.	12,930	389,969
Amkor Technology Inc.(a)	4,802	31,549
ANADIGICS Inc.(a)	1,935	11,784
Analog Devices Inc.	12,969	406,967
Applied Materials Inc.	58,134	679,005
Applied Micro Circuits Corp.(a)	2,879	28,790
Atmel Corp.(a)	17,758	141,354
ATMI Inc.(a)	96	1,427
Avago Technologies Ltd.(a)	4,578	103,051
Axcelis Technologies Inc.(a)	392	757
AXT Inc.(a)	556	3,681
Broadcom Corp. Class A	21,497	760,779
Brooks Automation Inc.(a)	1,593	10,689
Cabot Microelectronics Corp.(a)	234	7,530
Cavium Networks Inc.(a)	1,906	54,817
CEVA Inc.(a)	1,127	16,116
Cirrus Logic Inc.(a)(b)	2,859	51,005
Cohu Inc.	199	2,505
Conexant Systems Inc.(a)	3,303	5,417
Cree Inc.(a)(b)	4,662	253,100
Cypress Semiconductor Corp.(a)	6,758	85,016
Diodes Inc.(a)	1,591	27,190
Entegris Inc.(a)	1,686	7,874
Entropic Communications Inc.(a)	2,269	21,782
Exar Corp.(a)	150	899
FSI International Inc.(a)	1,287	3,423
GSI Technology Inc.(a)	597	3,421
Hittite Microwave Corp.(a)	1,171	55,798
Ikanos Communications Inc.(a)	169	201
Integrated Device Technology Inc.(a)	4,241	24,810

Security	Shares	Value
Integrated Silicon Solution Inc.(a)	949	$8,171
Intel Corp.	164,303	3,159,547
Intersil Corp. Class A	1,559	18,225
IPG Photonics Corp.(a)	1,130	27,278
IXYS Corp.(a)	997	9,521
KLA-Tencor Corp.	388	13,669
Kopin Corp.(a)	69	245
Kulicke and Soffa Industries Inc.(a)	3,125	19,344
Lam Research Corp.(a)	5,480	229,338
Lattice Semiconductor Corp.(a)	4,917	23,356
Linear Technology Corp.	9,753	299,710
LTX-Credence Corp.(a)	6,200	12,958
Marvell Technology Group Ltd.(a)	23,418	410,049
Mattson Technology Inc.(a)(b)	2,053	5,646
Maxim Integrated Products Inc.	13,068	241,889
MaxLinear Inc.(a)	303	3,400
MEMC Electronic Materials Inc.(a)	4,227	50,386
Micrel Inc.	2,160	21,298
Microchip Technology Inc.	7,961	250,373
Microsemi Corp.(a)	1,452	24,902
Microtune Inc.(a)	321	931
Mindspeed Technologies Inc.(a)	1,396	10,847
MIPS Technologies Inc. Class A(a)	1,928	18,759
MKS Instruments Inc.(a)	878	15,786
Monolithic Power Systems Inc.(a)	1,502	24,528
MoSys Inc.(a)	1,072	5,231
Nanometrics Inc.(a)	730	10,986
National Semiconductor Corp.	9,464	120,855
NetLogic Microsystems Inc.(a)(b)	2,697	74,383
Novellus Systems Inc.(a)	3,669	97,522
NVIDIA Corp.(a)	24,405	285,050
OmniVision Technologies Inc.(a)	1,700	39,168
ON Semiconductor Corp.(a)	18,553	133,767
Pericom Semiconductor Corp.(a)	127	1,104
PLX Technology Inc.(a)	787	2,849
PMC-Sierra Inc.(a)	526	3,871
Power Integrations Inc.	1,048	33,316
QLogic Corp.(a)	4,903	86,489
Rambus Inc.(a)	4,694	97,823
Richardson Electronics Ltd.	180	1,890
Rovi Corp.(a)	4,408	222,207
Rubicon Technology Inc.(a)(b)	550	12,479
Rudolph Technologies Inc.(a)	1,244	10,338
Semtech Corp.(a)	2,701	54,533
Silicon Image Inc.(a)	2,398	11,462
Silicon Laboratories Inc.(a)	2,027	74,290
Skyworks Solutions Inc.(a)	7,784	160,973
Standard Microsystems Corp.(a)	245	5,588
Supertex Inc.(a)	454	10,042
Teradyne Inc.(a)	7,647	85,188
Tessera Technologies Inc.(a)	1,334	24,679
Texas Instruments Inc.	23,998	651,306
TriQuint Semiconductor Inc.(a)	6,646	63,802
Ultra Clean Holdings Inc.(a)	880	7,586
Ultratech Inc.(a)	972	16,621
Varian Semiconductor Equipment Associates Inc.(a)	3,216	92,556
Veeco Instruments Inc.(a)(b)	1,744	60,813

44	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Volterra Semiconductor Corp.(a)	1,038	$22,338
Xilinx Inc.	11,199	298,005
Zoran Corp.(a)	350	2,674

		11,053,152

SOFTWARE – 6.69%
Accelrys Inc.(a)	1,174	8,171
ACI Worldwide Inc.(a)	1,464	32,779
Activision Blizzard Inc.	6,202	67,106
Actuate Corp.(a)	1,199	6,175
Acxiom Corp.(a)	2,929	46,454
Adobe Systems Inc.(a)	22,814	596,586
Advent Software Inc.(a)	697	36,376
Allscripts Healthcare Solutions Inc.(a)	5,022	92,756
American Reprographics Co.(a)	374	2,936
American Software Inc. Class A	1,198	7,068
ANSYS Inc.(a)	3,876	163,761
ArcSight Inc.(a)	1,042	45,389
Aspen Technology Inc.(a)	2,653	27,512
athenahealth Inc.(a)	1,482	48,936
Autodesk Inc.(a)	9,908	316,759
Automatic Data Processing Inc.	21,698	911,967
Blackbaud Inc.	1,928	46,349
Blackboard Inc.(a)	1,529	55,105
BMC Software Inc.(a)	7,899	319,751
Bottomline Technologies Inc.(a)	1,103	16,942
Broadridge Financial Solutions Inc.	4,995	114,236
CA Inc.	13,589	287,000
Cerner Corp.(a)	2,985	250,710
Citrix Systems Inc.(a)	8,070	550,697
CommVault Systems Inc.(a)	1,711	44,537
Computer Programs and Systems Inc.	438	18,646
Compuware Corp.(a)	5,448	46,471
Concur Technologies Inc.(a)	1,795	88,745
Convio Inc.(a)	255	2,351
CSG Systems International Inc.(a)	864	15,751
Deltek Inc.(a)	731	5,855
DemandTec Inc.(a)	812	7,641
Digi International Inc.(a)	467	4,432
DivX Inc.(a)	705	6,719
Dun & Bradstreet Corp. (The)	2,196	162,811
DynaVox Inc.(a)	51	414
Ebix Inc.(a)(b)	990	23,215
Electronic Arts Inc.(a)	13,502	221,838
Emdeon Inc. Class A(a)	919	11,193
Epicor Software Corp.(a)	1,252	10,892
EPIQ Systems Inc.	200	2,452
FalconStor Software Inc.(a)	1,249	3,822
Fiserv Inc.(a)	4,438	238,853
Global Defense Technology & Systems Inc.(a)	91	1,247
Global Payments Inc.	3,539	151,788
Guidance Software Inc.(a)(b)	579	3,381
Informatica Corp.(a)	3,993	153,371
InnerWorkings Inc.(a)(b)	1,193	7,838
Interactive Intelligence Inc.(a)	500	8,800
Intuit Inc.(a)	12,179	533,562
JDA Software Group Inc.(a)	385	9,764
Lawson Software Inc.(a)	5,946	50,363
ManTech International Corp. Class A(a)	867	34,333

Security	Shares	Value
MedAssets Inc.(a)	1,738	$36,567
Medidata Solutions Inc.(a)	784	15,053
Microsoft Corp.	221,419	5,422,551
MicroStrategy Inc. Class A(a)	388	33,605
MoneyGram International Inc.(a)	2,997	7,313
Monotype Imaging Holdings Inc.(a)	909	8,317
MSCI Inc. Class A(a)	4,633	153,862
NetSuite Inc.(a)	731	17,230
Nuance Communications Inc.(a)	9,819	153,569
Omnicell Inc.(a)	1,287	16,834
OPNET Technologies Inc.	478	8,676
Oracle Corp.	164,876	4,426,921
Parametric Technology Corp.(a)	5,120	100,045
Paychex Inc.	14,028	385,630
PDF Solutions Inc.(a)	923	3,415
Pegasystems Inc.(b)	719	22,325
Progress Software Corp.(a)	1,802	59,646
PROS Holdings Inc.(a)	977	9,067
QAD Inc.(a)	378	1,572
QLIK Technologies Inc.(a)	442	9,746
Quality Systems Inc.(b)	842	55,833
Quest Software Inc.(a)	2,327	57,221
Red Hat Inc.(a)	8,207	336,487
Renaissance Learning Inc.	320	3,261
Rosetta Stone Inc.(a)	468	9,940
Salesforce.com Inc.(a)	4,957	554,193
Schawk Inc.	383	7,070
SeaChange International Inc.(a)	727	5,387
SEI Investments Co.	6,452	131,234
Smith Micro Software Inc.(a)	1,136	11,292
SolarWinds Inc.(a)	1,488	25,683
Solera Holdings Inc.	3,071	135,615
SS&C Technologies Holdings Inc.(a)	510	8,058
Synchronoss Technologies Inc.(a)	853	15,192
Take-Two Interactive Software Inc.(a)	465	4,715
Taleo Corp. Class A(a)	1,732	50,211
THQ Inc.(a)	1,456	5,853
Trident Microsystems Inc.(a)	997	1,705
Ultimate Software Group Inc.(a)	1,067	41,229
Unica Corp.(a)	731	15,336
VeriFone Systems Inc.(a)	3,673	114,120
VMware Inc. Class A(a)	3,174	269,599

		18,673,784

TELECOMMUNICATIONS – 4.97%
Acme Packet Inc.(a)	1,912	72,541
ADC Telecommunications Inc.(a)	3,553	45,016
ADTRAN Inc.	2,675	94,427
Alaska Communications Systems Group Inc.	1,928	19,569
Amdocs Ltd.(a)	2,483	71,163
American Tower Corp. Class A(a)	17,494	896,742
Anaren Inc.(a)	67	1,125
Anixter International Inc.(a)	598	32,286
Applied Signal Technology Inc.	316	7,862
ARRIS Group Inc.(a)	730	7,132
Aruba Networks Inc.(a)	3,035	64,767
Atheros Communications Inc.(a)	2,992	78,839
Atlantic Tele-Network Inc.	368	18,120
BigBand Networks Inc.(a)	1,361	3,865

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
Calix Inc.(a)(b)	282	$4,050
Cbeyond Inc.(a)	997	12,792
Ciena Corp.(a)(b)	3,974	61,875
Cincinnati Bell Inc.(a)	1,662	4,438
Cisco Systems Inc.(a)	246,765	5,404,153
Clearwire Corp. Class A(a)	4,958	40,110
Comtech Telecommunications Corp.(a)	492	13,456
Consolidated Communications Holdings Inc.	807	15,067
Corning Inc.	8,522	155,782
CPI International Inc.(a)	66	924
Crown Castle International Corp.(a)	12,568	554,877
DigitalGlobe Inc.(a)	1,175	35,720
EMS Technologies Inc.(a)	121	2,254
Extreme Networks Inc.(a)	1,120	3,483
Finisar Corp.(a)(b)	3,234	60,767
Frontier Communications Corp.	16,303	133,195
GeoEye Inc.(a)	952	38,537
Global Crossing Ltd.(a)	1,092	14,043
Globecomm Systems Inc.(a)	56	469
Harmonic Inc.(a)	1,104	7,596
Harris Corp.	5,614	248,644
Hughes Communications Inc.(a)	265	7,221
Hypercom Corp.(a)	1,892	12,298
ICO Global Communications (Holdings) Ltd.(a)	2,809	4,607
Infinera Corp.(a)	3,812	44,486
InterDigital Inc.(a)(b)	1,895	56,111
Ixia(a)	1,047	12,983
JDS Uniphase Corp.(a)	9,301	115,239
Juniper Networks Inc.(a)	22,662	687,792
Knology Inc.(a)	1,165	15,646
KVH Industries Inc.(a)	575	8,631
Level 3 Communications Inc.(a)	27,276	25,566
LogMeIn Inc.(a)	633	22,775
Loral Space & Communications Inc.(a)	465	24,273
Meru Networks Inc.(a)(b)	232	4,000
MetroPCS Communications Inc.(a)	5,358	56,045
NETGEAR Inc.(a)	1,502	40,569
Network Equipment Technologies Inc.(a)	864	2,981
NeuStar Inc. Class A(a)	3,311	82,311
Neutral Tandem Inc.(a)	1,438	17,184
Newport Corp.(a)	511	5,795
NII Holdings Inc.(a)	5,709	234,640
Novatel Wireless Inc.(a)	362	2,853
NTELOS Holdings Corp.	1,263	21,370
Occam Networks Inc.(a)	545	4,267
Oclaro Inc.(a)	2,100	33,621
Oplink Communications Inc.(a)	365	7,242
PAETEC Holding Corp.(a)	4,057	16,674
Plantronics Inc.	2,071	69,958
Polycom Inc.(a)	3,672	100,172
Preformed Line Products Co.	72	2,511
QUALCOMM Inc.	70,805	3,194,722
RF Micro Devices Inc.(a)	10,944	67,196
SAVVIS Inc.(a)	1,534	32,337
SBA Communications Corp. Class A(a)	5,135	206,940
Shenandoah Telecommunications Co.	1,057	19,206
ShoreTel Inc.(a)	1,979	9,816
Sonus Networks Inc.(a)	7,253	25,603
Syniverse Holdings Inc.(a)	2,992	67,829
Tekelec(a)	482	6,247

Security	Shares	Value
TeleNav Inc.(a)	345	$1,825
TESSCO Technologies Inc.	126	1,899
tw telecom inc.(a)	6,702	124,456
USA Mobility Inc.	509	8,159
ViaSat Inc.(a)	563	23,145
Vonage Holdings Corp.(a)	1,905	4,858
Windstream Corp.	8,379	102,978

		13,862,723

TEXTILES – 0.01%
Culp Inc.(a)	381	3,734
Mohawk Industries Inc.(a)	282	15,030

		18,764

TOYS, GAMES & HOBBIES – 0.17%
Hasbro Inc.	5,642	251,125
LeapFrog Enterprises Inc.(a)	435	2,384
Mattel Inc.	9,221	216,325
RC2 Corp.(a)	75	1,571

		471,405

TRANSPORTATION – 1.72%
C.H. Robinson Worldwide Inc.	7,208	503,983
CAI International Inc.(a)	161	2,442
Celadon Group Inc.(a)	861	11,891
Con-way Inc.	226	7,004
Dynamex Inc.(a)	404	6,161
Echo Global Logistics Inc.(a)	456	5,823
Expeditors International of Washington Inc.	9,251	427,674
FedEx Corp.	8,754	748,467
Forward Air Corp.	1,240	32,240
Frontline Ltd.(b)	1,820	51,743
Genesee & Wyoming Inc. Class A(a)	1,662	72,114
Golar LNG Ltd.	223	2,792
Heartland Express Inc.	2,153	32,015
Hub Group Inc. Class A(a)	1,603	46,904
J.B. Hunt Transport Services Inc.	3,860	133,942
Kansas City Southern Industries Inc.(a)	2,598	97,191
Kirby Corp.(a)	187	7,491
Knight Transportation Inc.	2,553	49,350
Landstar System Inc.	2,194	84,732
Marten Transport Ltd.	167	3,871
Old Dominion Freight Line Inc.(a)	1,614	41,028
Pacer International Inc.(a)	1,445	8,728
Patriot Transportation Holding Inc.(a)	10	701
Quality Distribution Inc.(a)	112	714
Roadrunner Transportation Systems Inc.(a)	279	3,024
Ryder System Inc.	1,203	51,452
Scorpio Tankers Inc.(a)	414	4,674
Union Pacific Corp.	2,755	225,359
United Parcel Service Inc. Class B	30,893	2,060,254
UTi Worldwide Inc.	3,652	58,724
Werner Enterprises Inc.	248	5,082

		4,787,570

46	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Growth Index Fund

September 30, 2010

Security	Shares	Value
TRUCKING & LEASING – 0.01%
GATX Corp.	599	$17,563
TAL International Group Inc.	74	1,792
Textainer Group Holdings Ltd.	393	10,509

		29,864

TOTAL COMMON STOCKS (Cost: $280,933,980)		278,520,371

WARRANTS – 0.00%

ENERGY– ALTERNATE SOURCES – 0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(d)	27	0

		0

TELECOMMUNICATIONS – 0.00%
Lantronix Inc. (Expires 2/9/11)(a)(d)	2	0

		0

TOTAL WARRANTS (Cost: $0)		0

SHORT-TERM INVESTMENTS – 1.58%

MONEY MARKET FUNDS – 1.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%(c)(e)(f)	3,442,104	3,442,104
BlackRock Cash Funds: Prime, SL Agency Shares
0.29%(c)(e)(f)	697,680	697,680
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%(c)(e)	259,013	259,013

		4,398,797

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,398,797)		4,398,797

TOTAL INVESTMENTS IN SECURITIES –101.41% (Cost: $285,332,777)		282,919,168

Other Assets, Less Liabilities – (1.41)%		(3,923,829)

NET ASSETS – 100.00%		$278,995,339

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS – 99.83%

ADVERTISING – 0.07%
Clear Channel Outdoor Holdings Inc. Class A(a)	1,860	$21,260
Gaiam Inc. Class A	713	4,770
Lamar Advertising Co. Class A(a)(b)	2,110	67,140
Marchex Inc. Class B	857	4,671
Omnicom Group Inc.	2,748	108,491

		206,332

AEROSPACE & DEFENSE – 1.74%
AAR Corp.(a)	1,793	33,457
Alliant Techsystems Inc.(a)	111	8,369
BE Aerospace Inc.(a)	4,441	134,607
Boeing Co. (The)	6,665	443,489
Curtiss-Wright Corp.	2,128	64,478
Ducommun Inc.	498	10,846
Esterline Technologies Corp.(a)	1,376	78,748
GenCorp Inc.(a)	2,496	12,280
General Dynamics Corp.	15,824	993,905
Goodrich Corp.	4,156	306,422
Herley Industries Inc.(a)	645	10,643
Kaman Corp.	551	14,442
Kratos Defense & Security Solutions Inc.(a)	721	7,679
L-3 Communications Holdings Inc.	5,352	386,789
LMI Aerospace Inc.(a)	399	6,352
Lockheed Martin Corp.	3,071	218,901
Moog Inc. Class A(a)	2,103	74,678
Northrop Grumman Corp.	13,847	839,544
Orbital Sciences Corp.(a)	1,559	23,853
Raytheon Co.	17,519	800,793
Rockwell Collins Inc.	3,446	200,730
Spirit AeroSystems Holdings Inc. Class A(a)	4,155	82,809
Teledyne Technologies Inc.(a)	1,211	48,222
Triumph Group Inc.	776	57,882
United Technologies Corp.	3,705	263,907

		5,123,825

AGRICULTURE – 1.42%
Alico Inc.	103	2,394
Alliance One International Inc.(a)	4,074	16,907
Altria Group Inc.	39,729	954,291
Andersons Inc. (The)	846	32,063
Archer-Daniels-Midland Co.	29,425	939,246
Bunge Ltd.	6,657	393,828
Griffin Land & Nurseries Inc.	119	3,146
Lorillard Inc.	7,061	567,069
MGP Ingredients Inc.	411	3,226
Philip Morris International Inc.	13,446	753,245
Reynolds American Inc.	7,759	460,807
Tejon Ranch Co.(a)	395	8,560
Universal Corp.	1,123	45,021
Vector Group Ltd.(b)	701	13,109

		4,192,912

Security	Shares	Value
AIRLINES – 0.29%
AirTran Holdings Inc.(a)	6,219	$45,710
Alaska Air Group Inc.(a)	1,564	79,811
AMR Corp.(a)	10,388	65,133
Copa Holdings SA Class A	508	27,386
Hawaiian Holdings Inc.(a)	1,792	10,734
JetBlue Airways Corp.(a)(b)	11,322	75,744
Pinnacle Airlines Corp.(a)	829	4,501
Republic Airways Holdings Inc.(a)	1,557	12,892
SkyWest Inc.	2,606	36,380
Southwest Airlines Co.	29,816	389,695
United Continental Holdings Inc.	1,943	45,913
US Airways Group Inc.(a)	7,484	69,227

		863,126

APPAREL – 0.19%
American Apparel Inc.(a)	1,242	1,528
Columbia Sportswear Co.	533	31,149
Delta Apparel Inc.(a)	240	3,600
Iconix Brand Group Inc.(a)	3,355	58,712
Jones Apparel Group Inc.	4,043	79,405
K-Swiss Inc. Class A(a)	579	7,382
Perry Ellis International Inc.(a)	448	9,789
Quiksilver Inc.(a)	6,053	23,667
Timberland Co. Class A(a)	578	11,450
Unifi Inc.(a)	1,965	8,862
VF Corp.	4,067	329,508
Weyco Group Inc.	166	4,021

		569,073

AUTO MANUFACTURERS – 0.01%
Force Protection Inc.(a)	3,210	16,178
Wabash National Corp.(a)	2,706	21,892

		38,070

AUTO PARTS & EQUIPMENT – 0.19%
ATC Technology Corp.(a)	561	13,879
Autoliv Inc.	2,611	170,577
BorgWarner Inc.(a)	419	22,048
Commercial Vehicle Group Inc.(a)	1,117	11,371
Dana Holding Corp.(a)	509	6,271
Douglas Dynamics Inc.	517	6,385
Exide Technologies Inc.(a)	2,612	12,511
Federal-Mogul Corp. Class A(a)	716	13,540
Fuel Systems Solutions Inc.(a)	30	1,173
Johnson Controls Inc.	1,783	54,382
Lear Corp.(a)	1,511	119,263
Miller Industries Inc.	456	6,170
Modine Manufacturing Co.(a)	2,168	28,119
Spartan Motors Inc.	1,489	6,909
Standard Motor Products Inc.	676	7,118
Superior Industries International Inc.	873	15,085
Titan International Inc.	1,403	19,039
TRW Automotive Holdings Corp.(a)	1,179	48,999

		562,839

48	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
BANKS – 8.59%
1st Source Corp.	709	$12,308
1st United Bancorp Inc.(a)	993	6,385
Alliance Financial Corp.	209	6,318
American National Bankshares Inc.	274	6,012
Ameris Bancorp(a)	1,118	10,453
Ames National Corp.	368	7,338
Arrow Financial Corp.	419	10,509
Associated Banc-Corp	8,015	105,718
BancFirst Corp.	333	13,473
Banco Latinoamericano de Comercio Exterior SA Class E	1,295	18,713
Bancorp Inc. (The)(a)	1,078	7,212
Bancorp Rhode Island Inc.	182	5,083
BancorpSouth Inc.	3,872	54,905
Bank Mutual Corp.	2,115	10,977
Bank of America Corp.	461,546	6,050,868
Bank of Hawaii Corp.	1,513	67,964
Bank of Marin Bancorp(b)	238	7,673
Bank of New York Mellon Corp. (The)	55,608	1,453,037
Bank of the Ozarks Inc.	529	19,621
BB&T Corp.	31,819	766,201
BOK Financial Corp.	1,165	52,576
Boston Private Financial Holdings Inc.	3,174	20,758
Bridge Bancorp Inc.	189	4,723
Bryn Mawr Bank Corp.	385	6,630
Camden National Corp.	362	12,543
Capital City Bank Group Inc.(b)	569	6,908
CapitalSource Inc.	14,878	79,448
Cardinal Financial Corp.	1,311	12,599
Cathay General Bancorp	3,612	42,947
Center Financial Corp.(a)	1,614	8,215
CenterState Banks Inc.	1,008	8,649
Century Bancorp Inc. Class A	170	4,061
Chemical Financial Corp.	1,141	23,550
Citizens & Northern Corp.	547	7,111
Citizens Republic Bancorp Inc.(a)	19,265	17,360
City Holding Co.	721	22,113
City National Corp.	2,098	111,341
CNB Financial Corp.	393	5,404
CoBiz Financial Inc.	1,534	8,529
Columbia Banking System Inc.	1,806	35,488
Comerica Inc.	8,151	302,810
Commerce Bancshares Inc.	3,348	125,851
Community Bank System Inc.	1,524	35,067
Community Trust Bancorp Inc.	644	17,446
Cullen/Frost Bankers Inc.	2,428	130,796
CVB Financial Corp.	4,136	31,061
Eagle Bancorp Inc.(a)	784	9,000
East West Bancorp Inc.	6,855	111,599
Encore Bancshares Inc.(a)	355	2,552
Enterprise Financial Services Corp.	670	6,231
F.N.B. Corp.	5,320	45,539
Fifth Third Bancorp	36,000	433,080
Financial Institutions Inc.	519	9,166
First Bancorp (North Carolina)	698	9,507
First BanCorp (Puerto Rico)(a)	4,076	1,141
First Bancorp Inc. (Maine)	421	5,822
First Busey Corp.	2,383	10,843
First Citizens BancShares Inc. Class A	252	46,688

Security	Shares	Value
First Commonwealth Financial Corp.	4,038	$22,007
First Community Bancshares Inc.	721	9,301
First Financial Bancorp	2,692	44,903
First Financial Bankshares Inc.	538	25,281
First Financial Corp.	523	15,428
First Horizon National Corp.(a)	10,739	122,532
First Interstate BancSystem Inc.	565	7,605
First Merchants Corp.	1,162	8,866
First Midwest Bancorp Inc.	3,445	39,721
First of Long Island Corp. (The)(b)	263	6,570
First South Bancorp Inc.(b)	407	4,037
FirstMerit Corp.	4,994	91,490
Fulton Financial Corp.	9,197	83,325
German American Bancorp Inc.	501	8,597
Glacier Bancorp Inc.	3,341	48,779
Great Southern Bancorp Inc.(b)	461	10,036
Green Bankshares Inc.(a)	535	3,633
Hancock Holding Co.	1,342	40,354
Hanmi Financial Corp.(a)(b)	2,252	2,883
Heartland Financial USA Inc.(b)	621	9,557
Heritage Financial Corp.(a)	474	6,636
Home Bancshares Inc.	1,009	20,503
Hudson Valley Holding Corp.	545	10,638
Huntington Bancshares Inc.	33,166	188,051
IBERIABANK Corp.	1,243	62,125
Independent Bank Corp. (Massachusetts)	990	22,295
International Bancshares Corp.(b)	2,469	41,701
K-Fed Bancorp(b)	189	1,491
KeyCorp	40,629	323,407
Lakeland Bancorp Inc.	980	8,261
Lakeland Financial Corp.	736	13,734
M&T Bank Corp.(b)	3,401	278,236
MainSource Financial Group Inc.	968	7,396
Marshall & Ilsley Corp.	24,404	171,804
MB Financial Inc.	2,439	39,561
Merchants Bancshares Inc.	213	5,312
Metro Bancorp Inc.(a)	612	6,359
MidSouth Bancorp Inc.	335	4,740
MidWestOne Financial Group Inc.	310	4,545
Nara Bancorp Inc.(a)	1,735	12,249
National Bankshares Inc.	314	8,101
National Penn Bancshares Inc.	5,869	36,681
NBT Bancorp Inc.	1,584	34,959
Northern Trust Corp.	6,715	323,932
Northfield Bancorp Inc.	851	9,208
Old National Bancorp	4,055	42,577
OmniAmerican Bancorp Inc.(a)	536	6,041
Oriental Financial Group Inc.	2,265	30,124
Orrstown Financial Services Inc.	303	7,017
Pacific Continental Corp.	876	7,928
PacWest Bancorp	1,410	26,875
Park National Corp.	573	36,695
Peapack-Gladstone Financial Corp.	425	5,006
Penns Woods Bancorp Inc.(b)	173	5,718
Peoples Bancorp Inc.	503	6,222
Pinnacle Financial Partners Inc.(a)	1,562	14,355
PNC Financial Services Group Inc. (The)(c)	24,108	1,251,446
Popular Inc.(a)	47,138	136,700
Porter Bancorp Inc.	131	1,315
PrivateBancorp Inc.	2,391	27,233

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
Prosperity Bancshares Inc.	2,164	$70,265
Regions Financial Corp.	57,870	420,715
Renasant Corp.	994	15,119
Republic Bancorp Inc. Class A	445	9,403
S&T Bancorp Inc.	1,158	20,172
S.Y. Bancorp Inc.	460	11,417
Sandy Spring Bancorp Inc.	1,127	17,468
SCBT Financial Corp.	584	18,215
Sierra Bancorp	425	5,249
Simmons First National Corp. Class A	797	22,531
Southside Bancshares Inc.	721	13,620
Southwest Bancorp Inc.	882	11,440
State Bancorp Inc.	751	6,744
State Street Corp.	23,029	867,272
Stellar One Corp.	1,078	13,712
Sterling Bancorp	1,239	10,767
Sterling Bancshares Inc.	4,293	23,053
Suffolk Bancorp	313	7,925
SunTrust Banks Inc.	22,745	587,503
Susquehanna Bancshares Inc.	6,024	50,843
SVB Financial Group(a)	1,927	81,551
Synovus Financial Corp.	36,133	88,887
Taylor Capital Group Inc.(a)	430	4,932
TCF Financial Corp.	6,585	106,611
Texas Capital Bancshares Inc.(a)	1,680	29,014
Tompkins Financial Corp.	360	14,278
Tower Bancorp Inc.	270	5,473
TowneBank	1,076	16,097
TriCo Bancshares	659	10,129
TrustCo Bank Corp. NY	3,342	18,582
Trustmark Corp.	2,965	64,459
U.S. Bancorp	88,114	1,905,025
UMB Financial Corp.	1,475	52,377
Umpqua Holdings Corp.	5,309	60,204
Union First Market Bankshares Corp.	847	11,062
United Bankshares Inc.	1,804	44,902
United Community Banks Inc.(a)(b)	4,316	9,668
Univest Corp. of Pennsylvania	767	13,392
Valley National Bancorp	7,459	96,221
Virginia Commerce Bancorp Inc.(a)	903	4,389
Washington Banking Co.(b)	719	9,965
Washington Trust Bancorp Inc.	645	12,332
Webster Financial Corp.	3,031	53,224
Wells Fargo & Co.	223,858	5,625,552
WesBanco Inc.	1,082	17,680
West Bancorporation Inc.(a)	759	4,782
West Coast Bancorp(a)(b)	4,500	10,260
Westamerica Bancorporation(b)	752	40,976
Western Alliance Bancorporation(a)	2,697	18,070
Whitney Holding Corp.	4,486	36,651
Wilmington Trust Corp.	4,238	38,057
Wilshire Bancorp Inc.	883	5,775
Wintrust Financial Corp.	1,442	46,735
Zions Bancorporation	7,989	170,645

		25,249,392

BEVERAGES – 1.54%
Brown-Forman Corp. Class B NVS	1,213	74,769
Coca-Cola Co. (The)	24,526	1,435,261

Security	Shares	Value
Coca-Cola Enterprises Inc.	5,695	$176,545
Constellation Brands Inc. Class A(a)	8,496	150,294
Dr Pepper Snapple Group Inc.	7,884	280,040
Farmer Bros. Co.	283	4,528
Hansen Natural Corp.(a)	467	21,772
Molson Coors Brewing Co. Class B NVS	6,087	287,428
PepsiCo Inc.	31,463	2,090,402

		4,521,039

BIOTECHNOLOGY – 1.25%
Abraxis BioScience Inc.(a)	200	15,468
Affymetrix Inc.(a)	2,912	13,279
Amgen Inc.(a)	44,043	2,427,210
Bio-Rad Laboratories Inc. Class A(a)	897	81,187
Biogen Idec Inc.(a)	11,133	624,784
Cambrex Corp.(a)	1,311	5,572
Celera Corp.(a)	3,461	23,327
Charles River Laboratories International Inc.(a)	2,325	77,074
CryoLife Inc.(a)	1,169	7,096
Cytokinetics Inc.(a)	111	293
Enzo Biochem Inc.(a)	227	863
Enzon Pharmaceuticals Inc.(a)	857	9,641
Exelixis Inc.(a)	2,287	8,965
Genzyme Corp.(a)	2,944	208,406
Inovio Pharmaceuticals Inc.(a)	1,341	1,676
Lexicon Pharmaceuticals Inc.(a)	5,928	9,485
Life Technologies Corp.(a)	2,463	114,997
Martek Biosciences Corp.(a)	1,534	34,714
Maxygen Inc.(a)	1,272	7,365
Nymox Pharmaceutical Corp.(a)	55	196
RTI Biologics Inc.(a)	2,333	6,136
SuperGen Inc.(a)	2,356	4,924
Transcept Pharmaceuticals Inc.(a)	44	307

		3,682,965

BUILDING MATERIALS – 0.14%
American DG Energy Inc.(a)(b)	176	524
Apogee Enterprises Inc.	1,284	11,749
Armstrong World Industries Inc.(a)	846	35,117
Broadwind Energy Inc.(a)(b)	3,123	5,840
Builders FirstSource Inc.(a)	1,706	3,890
Comfort Systems USA Inc.	1,756	18,842
Drew Industries Inc.(a)	546	11,390
Interline Brands Inc.(a)	1,405	25,346
LSI Industries Inc.	927	5,951
Masco Corp.	11,589	127,595
Owens Corning(a)	2,342	60,025
PGT Inc.(a)	563	1,284
Quanex Building Products Corp.	1,378	23,798
Simpson Manufacturing Co. Inc.	121	3,119
Texas Industries Inc.	969	30,543
Universal Forest Products Inc.	903	26,413
USG Corp.(a)	1,869	24,652

		416,078

CHEMICALS – 1.68%
A. Schulman Inc.	1,372	27,646

50	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
Aceto Corp.	1,162	$7,890
American Vanguard Corp.	920	5,686
Arch Chemicals Inc.	419	14,703
Ashland Inc.	3,308	161,331
Cabot Corp.	3,031	98,720
CF Industries Holdings Inc.	914	87,287
Cytec Industries Inc.	2,258	127,306
Dow Chemical Co. (The)	52,967	1,454,474
E.I. du Pont de Nemours and Co.	27,194	1,213,396
Eastman Chemical Co.	2,656	196,544
Ferro Corp.(a)	2,272	29,286
FMC Corp.	1,059	72,446
Georgia Gulf Corp.(a)	1,550	25,327
H.B. Fuller Co.	2,117	42,065
Hawkins Inc.	61	2,161
Huntsman Corp.	8,701	100,583
Innophos Holdings Inc.	748	24,759
Intrepid Potash Inc.(a)	2,054	53,548
KMG Chemicals Inc.	32	451
Kraton Performance Polymers Inc.(a)	92	2,498
Landec Corp.(a)	994	6,173
Minerals Technologies Inc.	804	47,372
NL Industries Inc.	191	1,734
Olin Corp.	1,538	31,006
OM Group Inc.(a)	1,436	43,252
PolyOne Corp.(a)	1,322	15,983
PPG Industries Inc.	6,425	467,740
Quaker Chemical Corp.	148	4,819
Rockwood Holdings Inc.(a)	631	19,857
RPM International Inc.	2,988	59,521
Sensient Technologies Corp.	2,299	70,096
Sherwin-Williams Co. (The)	1,631	122,553
Sigma-Aldrich Corp.	427	25,782
Spartech Corp.(a)	794	6,519
TPC Group Inc.(a)	355	8,456
Valspar Corp. (The)	4,134	131,668
W.R. Grace & Co.(a)	2,822	78,847
Westlake Chemical Corp.	899	26,907
Zoltek Companies Inc.(a)	1,278	12,422

		4,928,814

COAL – 0.46%
Alpha Natural Resources Inc.(a)	4,846	199,413
Arch Coal Inc.	2,213	59,109
Cloud Peak Energy Inc.(a)	1,151	21,006
CONSOL Energy Inc.	5,640	208,454
Hallador Energy Co.	5	58
International Coal Group Inc.(a)(b)	6,026	32,058
James River Coal Co.(a)	240	4,207
Massey Energy Co.	4,751	147,376
Patriot Coal Corp.(a)(b)	3,601	41,088
Peabody Energy Corp.	12,347	605,127
Walter Energy Inc.	528	42,921

		1,360,817

COMMERCIAL SERVICES – 0.89%
Aaron’s Inc.	1,473	27,177
ABM Industries Inc.	1,742	37,610

Security	Shares	Value
Advance America Cash Advance Centers Inc.	2,200	$8,866
Albany Molecular Research Inc.(a)	1,143	7,292
AMN Healthcare Services Inc.(a)	823	4,230
Barrett Business Services Inc.	133	2,020
Bowne & Co. Inc.	493	5,586
CBIZ Inc.(a)	900	5,337
CDI Corp.	517	6,680
Compass Diversified Holdings	1,392	22,495
Convergys Corp.(a)	4,581	47,871
CoreLogic Inc.	5,390	103,272
Corrections Corp. of America(a)	4,351	107,383
CRA International Inc.(a)	416	7,509
Cross Country Healthcare Inc.(a)	1,414	10,167
Deluxe Corp.	161	3,080
Education Management Corp.(a)(b)	857	12,581
Electro Rent Corp.	750	9,960
Equifax Inc.	5,846	182,395
Euronet Worldwide Inc.(a)	2,252	40,513
Exponent Inc.(a)	34	1,142
FTI Consulting Inc.(a)	417	14,466
GEO Group Inc. (The)(a)	1,213	28,324
Global Cash Access Inc.(a)	245	1,000
Great Lakes Dredge & Dock Corp.	1,731	10,057
H&E Equipment Services Inc.(a)	1,259	10,034
H&R Block Inc.	8,923	115,553
Hackett Group Inc. (The)(a)	590	2,437
HealthSpring Inc.(a)	2,669	68,967
Heidrick & Struggles International Inc.	750	14,610
Hertz Global Holdings Inc.(a)(b)	1,332	14,106
Hill International Inc.(a)	873	3,911
Huron Consulting Group Inc.(a)	691	15,195
ICF International Inc.(a)	512	12,836
KAR Auction Services Inc.(a)	1,083	13,657
Kelly Services Inc. Class A(a)	1,082	12,692
Kendle International Inc.(a)	638	5,946
Korn/Ferry International(a)	2,022	33,444
LECG Corp.(a)	989	1,088
Live Nation Entertainment Inc.(a)	6,489	64,111
Mac-Gray Corp.	526	6,380
Manpower Inc.	3,789	197,786
McGrath RentCorp	663	15,879
McKesson Corp.	7,127	440,306
Michael Baker Corp.(a)	317	10,448
Monster Worldwide Inc.(a)	2,925	37,908
Multi-Color Corp.	439	6,761
Navigant Consulting Inc.(a)	1,785	20,760
On Assignment Inc.(a)	1,476	7,749
PDI Inc.(a)	61	533
PHH Corp.(a)	2,560	53,914
Prospect Medical Holdings Inc.(a)(b)	212	1,802
Quanta Services Inc.(a)	9,731	185,667
R.R. Donnelley & Sons Co.	9,018	152,945
Rent-A-Center Inc.	3,054	68,348
RSC Holdings Inc.(a)	2,249	16,777
Service Corp. International	11,813	101,828
SFN Group Inc.(a)	2,240	13,462
Stewart Enterprises Inc. Class A	3,733	20,121
Team Inc.(a)	797	13,716
TeleTech Holdings Inc.(a)	61	905
Towers Watson & Co. Class A	1,671	82,180

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
TrueBlue Inc.(a)	771	$10,524
United Rentals Inc.(a)	2,820	41,849
Viad Corp.	815	15,762
Volt Information Sciences Inc.(a)	80	576

		2,620,486

COMPUTERS – 0.51%
Agilysys Inc.(a)	813	5,284
Brocade Communications Systems Inc.(a)	20,489	119,656
CACI International Inc. Class A(a)	1,293	58,521
CIBER Inc.(a)	2,984	8,982
Computer Sciences Corp.	7,134	328,164
Computer Task Group Inc.(a)	261	1,994
Cray Inc.(a)	910	6,006
Diebold Inc.	2,388	74,243
Electronics For Imaging Inc.(a)	2,077	25,173
Furmanite Corp.(a)	255	1,244
Hutchinson Technology Inc.(a)	1,044	3,623
Imation Corp.(a)	1,359	12,679
Insight Enterprises Inc.(a)	1,652	25,837
Integral Systems Inc.(a)	733	5,409
Lexmark International Inc. Class A(a)	3,635	162,194
Limelight Networks Inc.(a)	299	1,758
Mentor Graphics Corp.(a)	2,831	29,924
Mercury Computer Systems Inc.(a)	993	11,946
Quantum Corp.(a)	806	1,709
RadiSys Corp.(a)	283	2,666
Rimage Corp.(a)	455	7,480
Seagate Technology PLC(a)	6,252	73,649
Sigma Designs Inc.(a)	1,206	13,857
Silicon Graphics International Corp.(a)	1,357	10,530
SMART Modular Technologies (WWH) Inc.(a)	1,025	6,181
SRA International Inc. Class A(a)	1,815	35,792
Stream Global Services Inc.(a)(b)	32	130
Sykes Enterprises Inc.(a)	1,680	22,814
Synopsys Inc.(a)	6,488	160,708
Tier Technologies Inc. Class B(a)	375	2,077
Unisys Corp.(a)	1,182	32,978
Virtusa Corp.(a)	268	2,597
Western Digital Corp.(a)	8,162	231,719

		1,487,524

COSMETICS & PERSONAL CARE – 2.68%
Alberto-Culver Co.	3,069	115,548
Colgate-Palmolive Co.	3,691	283,690
Elizabeth Arden Inc.(a)	1,111	22,209
Procter & Gamble Co. (The)	124,544	7,468,904
Revlon Inc. Class A(a)	274	3,458

		7,893,809

DISTRIBUTION & WHOLESALE – 0.26%
BMP Sunstone Corp.(a)(b)	1,011	7,683
Central European Distribution Corp.(a)	3,258	72,718
Chindex International Inc.(a)	352	5,319
Core-Mark Holding Co. Inc.(a)	421	13,034
Genuine Parts Co.	7,342	327,380
Ingram Micro Inc. Class A(a)	6,600	111,276

Security	Shares	Value
Owens & Minor Inc.	610	$17,360
ScanSource Inc.(a)	1,236	34,287
Tech Data Corp.(a)	2,390	96,317
United Stationers Inc.(a)	417	22,314
WESCO International Inc.(a)	1,323	51,981

		759,669

DIVERSIFIED FINANCIAL SERVICES – 6.97%
AmeriCredit Corp.(a)	2,962	72,451
Ameriprise Financial Inc.	9,509	450,061
Artio Global Investors Inc. Class A	138	2,111
Asset Acceptance Capital Corp.(a)	660	3,544
Asta Funding Inc.	472	3,601
BlackRock Inc.(c)	1,057	179,954
Calamos Asset Management Inc. Class A	873	10,039
California First National Bancorp	95	1,204
Capital One Financial Corp.	20,949	828,533
CIT Group Inc.(a)	9,239	377,136
Citigroup Inc.(a)	972,975	3,794,602
CME Group Inc.	3,020	786,559
Cohen & Steers Inc.(b)	170	3,689
CompuCredit Holdings Corp.(b)	583	2,810
Cowen Group Inc. Class A(a)	1,633	5,373
Diamond Hill Investment Group Inc.	13	949
Discover Financial Services	25,141	419,352
Doral Financial Corp.(a)	813	1,350
E*TRADE Financial Corp.(a)	10,155	147,654
Encore Capital Group Inc.(a)	210	3,784
Epoch Holding Corp.	71	914
Evercore Partners Inc. Class A	48	1,373
FBR Capital Markets Corp.(a)	2,391	7,508
Federal Agricultural Mortgage Corp. Class C NVS(b)	434	4,696
Federated Investors Inc. Class B	1,305	29,702
First Marblehead Corp. (The)(a)	2,673	6,255
GAMCO Investors Inc. Class A	132	5,086
GFI Group Inc.	1,253	5,814
Gleacher & Co. Inc.(a)	1,767	2,845
GLG Partners Inc.(a)(b)	493	2,218
Goldman Sachs Group Inc. (The)	23,676	3,423,076
Interactive Brokers Group Inc. Class A(a)	1,201	20,669
International Assets Holding Corp.(a)	577	10,444
Invesco Ltd.	15,023	318,938
Investment Technology Group Inc.(a)	2,006	28,525
Janus Capital Group Inc.	7,703	84,348
Jefferies Group Inc.(b)	5,380	122,072
JMP Group Inc.	611	3,727
JPMorgan Chase & Co.	183,042	6,968,409
KBW Inc.	540	13,824
Knight Capital Group Inc. Class A(a)	4,358	53,996
LaBranche & Co. Inc.(a)	1,785	6,961
Legg Mason Inc.	7,140	216,413
Marlin Business Services Corp.(a)	384	4,608
MF Global Holdings Ltd.(a)	4,729	34,049
Morgan Stanley	43,662	1,077,578
NASDAQ OMX Group Inc. (The)(a)	5,634	109,469
National Financial Partners Corp.(a)(b)	1,988	25,188
Nelnet Inc. Class A	1,104	25,260
NewStar Financial Inc.(a)	1,175	8,707
NYSE Euronext Inc.	9,452	270,044

52	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
Ocwen Financial Corp.(a)	3,414	$34,618
Oppenheimer Holdings Inc. Class A	458	12,801
Penson Worldwide Inc.(a)	919	4,567
Piper Jaffray Companies, Inc.(a)	459	13,371
Raymond James Financial Inc.	4,597	116,442
Rodman & Renshaw Capital Group Inc.(a)	26	56
Sanders Morris Harris Group Inc.	1,010	5,717
SLM Corp.(a)	22,436	259,136
Stifel Financial Corp.(a)	151	6,990
Student Loan Corp. (The)	189	5,613
SWS Group Inc.	1,348	9,665
Teton Advisors Inc. Class B(d)	5	45
TradeStation Group Inc.(a)	1,382	9,094
Virtus Investment Partners Inc.(a)	35	1,059
Westwood Holdings Group Inc.	29	981
World Acceptance Corp.(a)	389	17,178

		20,484,805

ELECTRIC – 6.31%
AES Corp. (The)(a)	30,934	351,101
Allegheny Energy Inc.	7,830	191,992
ALLETE Inc.	1,432	52,168
Alliant Energy Corp.	5,129	186,439
Ameren Corp.	11,023	313,053
American Electric Power Co. Inc.	21,973	796,082
Avista Corp.	2,549	53,223
Black Hills Corp.	1,819	56,753
Calpine Corp.(a)	8,623	107,356
CenterPoint Energy Inc.	19,390	304,811
Central Vermont Public Service Corp.	569	11,477
CH Energy Group Inc.	736	32,502
Cleco Corp.	2,815	83,380
CMS Energy Corp.	10,643	191,787
Consolidated Edison Inc.	12,824	618,373
Constellation Energy Group Inc.	8,534	275,136
Dominion Resources Inc.	27,302	1,192,005
DPL Inc.	5,491	143,480
DTE Energy Co.	7,786	357,611
Duke Energy Corp.	60,115	1,064,637
Dynegy Inc.(a)(b)	4,705	22,913
Edison International	14,778	508,215
El Paso Electric Co.(a)	2,035	48,392
Empire District Electric Co. (The)	1,868	37,640
Entergy Corp.	8,620	659,689
Exelon Corp.	30,271	1,288,939
FirstEnergy Corp.	14,096	543,260
Great Plains Energy Inc.	6,278	118,654
Hawaiian Electric Industries Inc.	4,317	97,305
IDACORP Inc.	2,232	80,173
Integrys Energy Group Inc.	3,554	185,021
ITC Holdings Corp.	276	17,181
MDU Resources Group Inc.	8,707	173,705
MGE Energy Inc.	1,076	42,599
Mirant Corp.(a)	6,745	67,180
NextEra Energy Inc.	18,979	1,032,268
Northeast Utilities	8,145	240,848
NorthWestern Corp.	1,673	47,681
NRG Energy Inc.(a)	11,813	245,947
NSTAR	4,944	194,546

Security	Shares	Value
NV Energy Inc.	10,843	$142,585
OGE Energy Corp.	4,500	179,415
Ormat Technologies Inc.	435	12,689
Otter Tail Corp.	1,581	32,237
Pepco Holdings Inc.	10,332	192,175
PG&E Corp.	17,001	772,185
Pike Electric Corp.(a)	740	5,387
Pinnacle West Capital Corp.	5,019	207,134
PNM Resources Inc.	4,030	45,902
Portland General Electric Co.	3,493	70,838
PPL Corp.	22,225	605,187
Progress Energy Inc.	13,273	589,587
Public Service Enterprise Group Inc.	23,256	769,308
RRI Energy Inc.(a)	16,399	58,216
SCANA Corp.	5,224	210,632
Southern Co.	37,794	1,407,449
TECO Energy Inc.	9,905	171,555
UIL Holdings Corp.	2,319	65,303
UniSource Energy Corp.	1,676	56,029
Unitil Corp.	493	10,821
Westar Energy Inc.	5,126	124,203
Wisconsin Energy Corp.	5,404	312,351
Xcel Energy Inc.	21,238	487,837

		18,564,547

ELECTRICAL COMPONENTS & EQUIPMENT – 0.22%
Advanced Battery Technologies Inc.(a)	900	3,231
Advanced Energy Industries Inc.(a)	611	7,980
Coleman Cable Inc.(a)	22	132
Encore Wire Corp.	871	17,864
Energizer Holdings Inc.(a)	3,232	217,287
Energy Conversion Devices Inc.(a)(b)	1,624	8,152
EnerSys Inc.(a)	1,605	40,077
Generac Holdings Inc.(a)	561	7,652
General Cable Corp.(a)	1,557	42,226
Greatbatch Inc.(a)	1,066	24,721
Hubbell Inc. Class B	1,664	84,448
Insteel Industries Inc.	794	7,130
Littelfuse Inc.(a)	153	6,686
Molex Inc.	6,144	128,594
Powell Industries Inc.(a)	404	12,573
SunPower Corp. Class A(a)	2,731	39,326

		648,079

ELECTRONICS – 0.75%
Analogic Corp.	176	7,899
Arrow Electronics Inc.(a)	4,986	133,276
Avnet Inc.(a)	7,011	189,367
AVX Corp.	2,044	28,248
Bel Fuse Inc. Class B	473	9,848
Benchmark Electronics Inc.(a)	2,673	43,837
Brady Corp. Class A	2,267	66,128
Checkpoint Systems Inc.(a)	1,118	22,751
Cogent Inc.(a)	1,794	19,088
Coherent Inc.(a)	370	14,804
CTS Corp.	1,141	10,976
Cubic Corp.	413	16,850
Cymer Inc.(a)	1,061	39,342

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
Daktronics Inc.	1,242	$12,196
Electro Scientific Industries Inc.(a)	1,181	13,121
FEI Co.(a)	1,271	24,874
Garmin Ltd.	4,870	147,805
ICx Technologies Inc.(a)	466	3,518
Itron Inc.(a)	131	8,021
Jabil Circuit Inc.	2,458	35,420
L-1 Identity Solutions Inc.(a)	3,533	41,442
LaBarge Inc.(a)	83	1,037
Measurement Specialties Inc.(a)	689	12,733
Methode Electronics Inc.	752	6,828
Multi-Fineline Electronix Inc.(a)	53	1,165
OSI Systems Inc.(a)	188	6,828
OYO Geospace Corp.(a)	20	1,158
Park Electrochemical Corp.	364	9,588
PerkinElmer Inc.	2,981	68,980
Rofin-Sinar Technologies Inc.(a)	796	20,203
Rogers Corp.(a)	495	15,583
Spectrum Control Inc.(a)	386	5,682
Thermo Fisher Scientific Inc.(a)	18,839	902,011
Thomas & Betts Corp.(a)	2,013	82,573
TTM Technologies Inc.(a)	2,865	28,048
Viasystems Group Inc.(a)	44	669
Vishay Intertechnology Inc.(a)	7,941	76,869
Vishay Precision Group Inc.(a)	568	8,867
Watts Water Technologies Inc. Class A	1,259	42,869
X-Rite Inc.(a)	1,497	5,674
Zygo Corp.(a)	719	7,046

		2,193,222

ENERGY – ALTERNATE SOURCES – 0.04%
Covanta Holding Corp.	5,655	89,066
Evergreen Solar Inc.(a)(b)	8,691	6,379
Green Plains Renewable Energy Inc.(a)	725	8,780
Headwaters Inc.(a)	2,739	9,861
Hoku Corp.(a)(b)	673	1,837

		115,923

ENGINEERING & CONSTRUCTION – 0.42%
AECOM Technology Corp.(a)	3,238	78,554
Argan Inc.(a)(b)	277	2,590
Chicago Bridge & Iron Co. NV(a)	2,772	67,775
Dycom Industries Inc.(a)	1,785	17,832
EMCOR Group Inc.(a)	3,059	75,221
Fluor Corp.	7,761	384,402
Granite Construction Inc.	1,606	36,520
Insituform Technologies Inc. Class A(a)	265	6,408
Jacobs Engineering Group Inc.(a)	2,284	88,391
KBR Inc.	7,004	172,579
Layne Christensen Co.(a)	915	23,689
McDermott International Inc.(a)	2,238	33,078
MYR Group Inc.(a)	777	12,735
Shaw Group Inc. (The)(a)	1,647	55,273
Sterling Construction Co. Inc.(a)	731	9,050
Tutor Perini Corp.(a)	1,250	25,113
URS Corp.(a)	3,825	145,273

Security	Shares	Value
VSE Corp.	89	$3,139

		1,237,622

ENTERTAINMENT – 0.14%
Ascent Media Corp. Class A(a)	653	17,442
Bluegreen Corp.(a)	620	1,730
Carmike Cinemas Inc.(a)(b)	189	1,648
Churchill Downs Inc.	437	15,610
Cinemark Holdings Inc.	2,621	42,198
International Speedway Corp. Class A	909	22,180
Isle of Capri Casinos Inc.(a)	659	4,718
Lions Gate Entertainment Corp.(a)	873	6,417
Madison Square Garden Inc. Class A(a)	1,904	40,136
Penn National Gaming Inc.(a)	3,153	93,360
Pinnacle Entertainment Inc.(a)	2,685	29,938
Regal Entertainment Group Class A	2,849	37,379
Scientific Games Corp. Class A(a)	1,464	14,201
Speedway Motorsports Inc.	564	8,843
Steinway Musical Instruments Inc.(a)	276	4,753
Vail Resorts Inc.(a)	1,671	62,696
Warner Music Group Corp.(a)	1,481	6,664

		409,913

ENVIRONMENTAL CONTROL – 0.41%
Darling International Inc.(a)	953	8,119
Energy Recovery Inc.(a)	170	610
EnergySolutions Inc.	4,062	20,432
Fuel Tech Inc.(a)	800	5,016
Met-Pro Corp.	614	6,195
Metalico Inc.(a)	1,798	6,886
Mine Safety Appliances Co.	320	8,672
Republic Services Inc.	10,532	321,121
US Ecology Inc.	46	736
Waste Connections Inc.(a)	757	30,023
Waste Management Inc.	22,201	793,464

		1,201,274

FOOD – 2.37%
B&G Foods Inc. Class A	1,007	10,996
Cal-Maine Foods Inc.	57	1,652
Campbell Soup Co.	3,391	121,228
Chiquita Brands International Inc.(a)	2,062	27,301
ConAgra Foods Inc.	18,087	396,829
Corn Products International Inc.	3,485	130,687
Dean Foods Co.(a)	8,374	85,499
Del Monte Foods Co.	9,195	120,546
Dole Food Co. Inc.(a)(b)	1,644	15,043
Flowers Foods Inc.	2,193	54,474
Fresh Del Monte Produce Inc.(a)	1,847	40,080
General Mills Inc.	12,435	454,375
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	1,132	4,483
H.J. Heinz Co.	8,621	408,377
Hain Celestial Group Inc.(a)	1,884	45,178
Hershey Co. (The)	2,963	141,009
Hormel Foods Corp.	3,189	142,229
Imperial Sugar Co.(b)	549	7,181
Ingles Markets Inc. Class A	597	9,916

54	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
J&J Snack Foods Corp.	34	$1,426
J.M. Smucker Co. (The)	5,509	333,460
John B. Sanfilippo & Son Inc.(a)	353	4,660
Kellogg Co.	1,258	63,542
Kraft Foods Inc. Class A	73,743	2,275,709
Kroger Co. (The)	27,936	605,094
M&F Worldwide Corp.(a)	475	11,566
McCormick & Co. Inc. NVS	3,065	128,853
Nash-Finch Co.	587	24,971
Pilgrim’s Pride Corp.(a)	1,241	6,974
Ralcorp Holdings Inc.(a)	2,543	148,715
Ruddick Corp.	974	33,778
Safeway Inc.	17,988	380,626
Sanderson Farms Inc.	113	4,892
Sara Lee Corp.	8,788	118,023
Seaboard Corp.	16	28,336
Seneca Foods Corp. Class A(a)	362	9,481
Smart Balance Inc.(a)	1,528	5,929
Smithfield Foods Inc.(a)	6,345	106,786
Spartan Stores Inc.	1,028	14,906
SUPERVALU Inc.	9,833	113,374
Tootsie Roll Industries Inc.	101	2,513
TreeHouse Foods Inc.(a)	1,613	74,359
Tyson Foods Inc. Class A	13,812	221,268
Village Super Market Inc. Class A	140	3,912
Weis Markets Inc.	502	19,643
Winn-Dixie Stores Inc.(a)	2,572	18,338

		6,978,217

FOREST PRODUCTS & PAPER – 0.49%
Boise Inc.(a)(b)	3,213	20,852
Buckeye Technologies Inc.	1,798	26,449
Cellu Tissue Holdings Inc.(a)	116	1,384
Clearwater Paper Corp.(a)	142	10,803
Domtar Corp.	1,952	126,060
International Paper Co.	4,491	97,679
KapStone Paper and Packaging Corp.(a)	1,752	21,269
Louisiana-Pacific Corp.(a)	5,898	44,648
MeadWestvaco Corp.	7,907	192,773
Neenah Paper Inc.	358	5,442
P.H. Glatfelter Co.	2,142	26,047
Plum Creek Timber Co. Inc.(b)	4,338	153,131
Potlatch Corp.	890	30,260
Rayonier Inc.	2,603	130,462
Rock-Tenn Co. Class A	1,179	58,726
Temple-Inland Inc.	4,065	75,853
Wausau Paper Corp.(a)	1,939	16,074
Weyerhaeuser Co.	24,693	389,162
Xerium Technologies Inc.(a)	50	659

		1,427,733

GAS – 0.81%
AGL Resources Inc.	3,607	138,365
Atmos Energy Corp.	4,313	126,155
Chesapeake Utilities Corp.	445	16,118
Energen Corp.	3,327	152,111
Laclede Group Inc. (The)	1,036	35,659
National Fuel Gas Co.	3,395	175,895

Security	Shares	Value
New Jersey Resources Corp.	1,904	$74,675
Nicor Inc.	2,097	96,085
NiSource Inc.	12,825	223,155
Northwest Natural Gas Co.	1,234	58,553
Piedmont Natural Gas Co.	3,325	96,425
Sempra Energy	11,253	605,411
South Jersey Industries Inc.	1,144	56,594
Southern Union Co.	5,744	138,201
Southwest Gas Corp.	2,104	70,673
UGI Corp.	5,053	144,566
Vectren Corp.	3,761	97,297
WGL Holdings Inc.	2,348	88,707

		2,394,645

HAND & MACHINE TOOLS – 0.22%
Baldor Electric Co.	134	5,414
Franklin Electric Co. Inc.	97	3,217
Kennametal Inc.	960	29,693
Regal Beloit Corp.	292	17,137
Snap-on Inc.	2,669	124,135
Stanley Black & Decker Inc.	7,414	454,330
Thermadyne Holdings Corp.(a)	357	5,044

		638,970

HEALTH CARE – PRODUCTS – 3.13%
Alere Inc.(a)	2,745	84,903
Alphatec Holdings Inc.(a)	493	1,050
AngioDynamics Inc.(a)	1,132	17,252
Baxter International Inc.	4,597	219,323
Beckman Coulter Inc.	3,236	157,884
Boston Scientific Corp.(a)	69,974	428,941
Cantel Medical Corp.	584	9,461
CardioNet Inc.(a)	811	3,658
CareFusion Corp.(a)	6,543	162,528
CONMED Corp.(a)	1,339	30,007
Cooper Companies Inc. (The)	1,707	78,897
Cutera Inc.(a)	569	4,609
Cynosure Inc. Class A(a)	463	4,727
Exactech Inc.(a)	113	1,844
Hanger Orthopedic Group Inc.(a)	608	8,840
Hill-Rom Holdings Inc.	467	16,761
Hologic Inc.(a)	11,964	191,544
ICU Medical Inc.(a)	409	15,252
Invacare Corp.	1,256	33,297
Johnson & Johnson	107,850	6,682,386
Kinetic Concepts Inc.(a)	2,629	96,169
Medical Action Industries Inc.(a)	647	5,855
Medtronic Inc.	11,751	394,599
Merit Medical Systems Inc.(a)	113	1,796
NxStage Medical Inc.(a)	74	1,413
Palomar Medical Technologies Inc.(a)	346	3,574
Rochester Medical Corp.(a)	53	578
Solta Medical Inc.(a)	1,868	3,736
Steris Corp.	134	4,451
SurModics Inc.(a)	331	3,945
Symmetry Medical Inc.(a)	1,646	15,867
Syneron Medical Ltd.(a)	1,236	12,261
TomoTherapy Inc.(a)	1,427	5,023

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
Vital Images Inc.(a)	173	$2,289
Wright Medical Group Inc.(a)	653	9,410
Young Innovations Inc.	164	4,692
Zimmer Holdings Inc.(a)	9,289	486,093

		9,204,915

HEALTH CARE – SERVICES – 1.75%
Aetna Inc.	19,518	616,964
Allied Healthcare International Inc.(a)	1,877	4,693
American Dental Partners Inc.(a)	670	8,080
AMERIGROUP Corp.(a)	2,075	88,125
AmSurg Corp.(a)	1,444	25,241
Assisted Living Concepts Inc. Class A(a)	463	14,094
Brookdale Senior Living Inc.(a)	3,404	55,519
Capital Senior Living Corp.(a)	1,218	6,492
Centene Corp.(a)	2,260	53,313
Community Health Systems Inc.(a)	1,353	41,902
Continucare Corp.(a)	286	1,201
Coventry Health Care Inc.(a)	6,837	147,201
Ensign Group Inc. (The)	26	467
Five Star Quality Care Inc.(a)	1,405	7,095
Gentiva Health Services Inc.(a)	873	19,075
Health Net Inc.(a)	4,601	125,101
HealthSouth Corp.(a)	239	4,589
Healthways Inc.(a)	1,562	18,182
Humana Inc.(a)	7,864	395,087
Kindred Healthcare Inc.(a)	1,844	24,009
LifePoint Hospitals Inc.(a)	2,562	89,824
Magellan Health Services Inc.(a)	1,549	73,175
MedCath Corp.(a)	930	9,365
MEDNAX Inc.(a)	127	6,769
Molina Healthcare Inc.(a)	264	7,125
National Healthcare Corp.	412	15,273
Psychiatric Solutions Inc.(a)	718	24,089
Quest Diagnostics Inc.	928	46,836
RehabCare Group Inc.(a)	936	18,926
Res-Care Inc.(a)	1,151	15,274
Select Medical Holdings Corp.(a)	2,302	17,725
Skilled Healthcare Group Inc. Class A(a)	893	3,509
Sun Healthcare Group Inc.(a)	3,359	28,451
Tenet Healthcare Corp.(a)	6,279	29,637
Triple-S Management Corp. Class B(a)	949	15,991
U.S. Physical Therapy Inc.(a)	41	686
UnitedHealth Group Inc.	52,164	1,831,478
Universal Health Services Inc. Class B	3,880	150,777
WellCare Health Plans Inc.(a)	1,969	57,022
WellPoint Inc.(a)	18,277	1,035,209

		5,133,571

HOLDING COMPANIES – DIVERSIFIED – 0.07%
Harbinger Group Inc.(a)	462	2,564
Leucadia National Corp.(a)	9,001	212,604
Primoris Services Corp.(b)	801	5,238

		220,406

HOME BUILDERS – 0.25%
Beazer Homes USA Inc.(a)(b)	3,413	14,096

Security	Shares	Value
Brookfield Homes Corp.(a)(b)	479	$3,923
Cavco Industries Inc.(a)	251	9,013
D.R. Horton Inc.	12,999	144,549
Hovnanian Enterprises Inc. Class A(a)(b)	2,406	9,456
KB Home	3,537	40,074
Lennar Corp. Class A	7,377	113,458
M.D.C. Holdings Inc.	1,739	50,483
M/I Homes Inc.(a)	842	8,732
Meritage Homes Corp.(a)	1,497	29,371
Pulte Group Inc.(a)	15,559	136,297
Ryland Group Inc.	2,030	36,378
Skyline Corp.	332	6,726
Standard-Pacific Corp.(a)	4,901	19,457
Toll Brothers Inc.(a)	6,667	126,806

		748,819

HOME FURNISHINGS – 0.10%
American Woodmark Corp.	403	7,145
Audiovox Corp. Class A(a)	837	5,725
Ethan Allen Interiors Inc.	767	13,392
Furniture Brands International Inc.(a)	1,976	10,631
Harman International Industries Inc.(a)	1,679	56,095
Hooker Furniture Corp.	486	5,652
Kimball International Inc. Class B	1,495	8,716
La-Z-Boy Inc.(a)	2,157	18,205
Sealy Corp.(a)(b)	1,465	3,575
Universal Electronics Inc.(a)	385	8,027
Whirlpool Corp.	1,989	161,030

		298,193

HOUSEHOLD PRODUCTS & WARES – 0.37%
ACCO Brands Corp.(a)	2,585	14,864
American Greetings Corp. Class A	1,726	32,086
Avery Dennison Corp.	4,809	178,510
Blyth Inc.	196	8,083
Central Garden & Pet Co. Class A(a)	2,646	27,412
Clorox Co. (The)	381	25,436
CSS Industries Inc.	359	6,207
Ennis Inc.	965	17,264
Fortune Brands Inc.	6,193	304,881
Helen of Troy Ltd.(a)	1,408	35,608
Jarden Corp.	4,260	132,614
Kid Brands Inc.(a)	445	3,827
Kimberly-Clark Corp.	3,978	258,769
Oil-Dri Corp. of America	207	4,453
Prestige Brands Holdings Inc.(a)	1,912	18,910
Spectrum Brands Holdings Inc.(a)	835	22,695
WD-40 Co.	46	1,749

		1,093,368

HOUSEWARES – 0.08%
Libbey Inc.(a)	734	9,667
Lifetime Brands Inc.(a)	417	6,297
Newell Rubbermaid Inc.	12,847	228,805

		244,769

56	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
INSURANCE – 7.54%
ACE Ltd.	13,198	$768,784
Aflac Inc.	1,188	61,431
Alleghany Corp.(a)	309	93,636
Allied World Assurance Holdings Ltd.	2,337	132,251
Allstate Corp. (The)	24,726	780,105
Alterra Capital Holdings Ltd.	4,445	88,544
Ambac Financial Group Inc.(a)(b)	14,416	8,001
American Equity Investment Life Holding Co.	2,689	27,535
American Financial Group Inc.	3,978	121,647
American International Group Inc.(a)(b)	5,584	218,334
American National Insurance Co.	327	24,842
American Physicians Capital Inc.	371	15,382
American Physicians Service Group Inc.	278	8,993
American Safety Insurance Holdings Ltd.(a)	469	7,663
Amerisafe Inc.(a)	864	16,226
AmTrust Financial Services Inc.	1,030	14,956
Aon Corp.(b)	12,210	477,533
Arch Capital Group Ltd.(a)(b)	2,142	179,500
Argo Group International Holdings Ltd.	1,443	50,130
Arthur J. Gallagher & Co.	3,587	94,589
Aspen Insurance Holdings Ltd.	3,584	108,524
Assurant Inc.	5,176	210,663
Assured Guaranty Ltd.	8,508	145,572
Axis Capital Holdings Ltd.	3,882	127,873
Baldwin & Lyons Inc. Class B	392	9,976
Berkshire Hathaway Inc. Class B(a)	79,564	6,578,352
Brown & Brown Inc.	2,434	49,142
Chubb Corp.	14,940	851,431
CIGNA Corp.	12,784	457,412
Cincinnati Financial Corp.	6,764	195,141
Citizens Inc.(a)(b)	1,659	11,431
CNA Financial Corp.(a)	1,213	33,952
CNA Surety Corp.(a)	806	14,444
CNO Financial Group Inc.(a)	9,471	52,469
Delphi Financial Group Inc. Class A	2,208	55,178
Donegal Group Inc. Class A	538	7,032
EMC Insurance Group Inc.	214	4,562
Employers Holdings Inc.	1,780	28,071
Endurance Specialty Holdings Ltd.(b)	1,884	74,983
Enstar Group Ltd.(a)	320	23,232
Erie Indemnity Co. Class A	372	20,854
Everest Re Group Ltd.	2,726	235,717
FBL Financial Group Inc. Class A	614	15,952
Fidelity National Financial Inc. Class A	10,601	166,542
First American Financial Corp.	4,533	67,723
First Mercury Financial Corp.	647	6,522
Flagstone Reinsurance Holdings SA	2,393	25,390
FPIC Insurance Group Inc.(a)	462	16,212
Genworth Financial Inc. Class A(a)	18,411	224,982
Gerova Financial Group Ltd.(a)(b)	296	1,598
Global Indemnity PLC(a)	653	10,481
Greenlight Capital Re Ltd. Class A(a)	1,302	32,576
Hallmark Financial Services Inc.(a)	521	4,554
Hanover Insurance Group Inc. (The)	2,080	97,760
Harleysville Group Inc.	545	17,871
Hartford Financial Services Group Inc. (The)	18,809	431,667
HCC Insurance Holdings Inc.	5,326	138,955
Horace Mann Educators Corp.	1,805	32,093

Security	Shares	Value
Infinity Property and Casualty Corp.	617	$30,091
Kansas City Life Insurance Co.	189	5,895
Life Partners Holdings Inc.	30	571
Lincoln National Corp.	13,973	334,234
Loews Corp.	14,542	551,142
Maiden Holdings Ltd.	2,333	17,754
Markel Corp.(a)	453	156,099
Marsh & McLennan Companies Inc.	1,962	47,323
MBIA Inc.(a)(b)	7,061	70,963
Meadowbrook Insurance Group Inc.	2,538	22,766
Mercury General Corp.	1,243	50,801
MetLife Inc.	20,627	793,108
MGIC Investment Corp.(a)(b)	9,300	85,839
Montpelier Re Holdings Ltd.	3,305	57,243
National Interstate Corp.	295	6,422
National Western Life Insurance Co. Class A	104	14,631
Navigators Group Inc. (The)(a)	569	25,394
NYMAGIC Inc.	213	5,468
Old Republic International Corp.	11,160	154,566
OneBeacon Insurance Group Ltd.	1,084	15,490
PartnerRe Ltd.	3,618	290,091
Phoenix Companies Inc. (The)(a)	5,290	11,109
Platinum Underwriters Holdings Ltd.	1,868	81,295
PMA Capital Corp. Class A(a)	1,532	11,551
PMI Group Inc. (The)(a)	6,685	24,534
Presidential Life Corp.	941	9,222
Primerica Inc.	1,103	22,435
Primus Guaranty Ltd.(a)(b)	788	3,593
Principal Financial Group Inc.	14,771	382,864
ProAssurance Corp.(a)	1,506	86,731
Progressive Corp. (The)	30,804	642,879
Protective Life Corp.	3,970	86,387
Prudential Financial Inc.	21,275	1,152,680
Radian Group Inc.	6,179	48,320
Reinsurance Group of America Inc.	3,379	163,172
RenaissanceRe Holdings Ltd.	2,533	151,879
RLI Corp.	845	47,844
Safety Insurance Group Inc.	578	24,288
SeaBright Insurance Holdings Inc.	1,044	8,415
Selective Insurance Group Inc.	2,477	40,350
StanCorp Financial Group Inc.	2,194	83,372
State Auto Financial Corp.	663	10,084
Stewart Information Services Corp.(b)	797	9,022
Symetra Financial Corp.	1,603	16,767
Torchmark Corp.	3,820	202,995
Tower Group Inc.	1,025	23,934
Transatlantic Holdings Inc.	2,969	150,885
Travelers Companies Inc. (The)	19,133	996,829
United Fire & Casualty Co.	1,067	22,631
Unitrin Inc.	2,346	57,219
Universal American Corp.	1,469	21,668
Universal Insurance Holdings Inc.	761	3,417
Unum Group	15,388	340,844
Validus Holdings Ltd.	3,033	79,950
W.R. Berkley Corp.	5,854	158,468
Wesco Financial Corp.	62	22,205
White Mountains Insurance Group Ltd.	351	108,269
XL Group PLC	15,826	342,791

		22,163,760

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
INTERNET – 0.96%
1-800-FLOWERS.COM Inc.(a)	1,066	$2,015
AOL Inc.(a)	4,945	122,389
DealerTrack Holdings Inc.(a)	288	4,919
Digital River Inc.(a)	1,596	54,328
EarthLink Inc.	4,970	45,177
eBay Inc.(a)	32,538	793,927
ePlus Inc.(a)	177	3,797
Expedia Inc.	5,566	157,017
Global Sources Ltd.(a)	109	823
IAC/InterActiveCorp(a)	2,152	56,533
InfoSpace Inc.(a)	1,423	12,323
Internap Network Services Corp.(a)	2,361	11,593
Internet Brands Inc. Class A(a)	1,006	13,360
Internet Capital Group Inc.(a)	1,545	17,041
j2 Global Communications Inc.(a)	635	15,107
Keynote Systems Inc.	493	5,729
Knot Inc. (The)(a)	624	5,697
Liberty Media Corp. - Liberty Interactive Group Series A(a)	27,611	378,547
ModusLink Global Solutions Inc.(a)	1,903	12,084
Online Resources Corp.(a)	789	3,503
PCTEL Inc.(a)	929	5,704
Perficient Inc.(a)	371	3,391
RealNetworks Inc.(a)	3,824	12,466
S1 Corp.(a)	2,368	12,337
Safeguard Scientifics Inc.(a)	840	10,525
Symantec Corp.(a)	33,423	507,027
TechTarget Inc.(a)	265	1,391
TeleCommunication Systems Inc.(a)	1,201	4,696
United Online Inc.	3,209	18,355
ValueClick Inc.(a)	816	10,673
Vasco Data Security International Inc.(a)	281	1,827
Yahoo! Inc.(a)	36,773	521,073

		2,825,374

INVESTMENT COMPANIES – 0.21%
American Capital Ltd.(a)	15,750	91,507
Apollo Investment Corp.	8,941	91,466
Ares Capital Corp.	8,879	138,956
Arlington Asset Investment Corp. Class A	332	7,739
BlackRock Kelso Capital Corp.(c)	3,086	35,489
Capital Southwest Corp.	128	11,622
Fifth Street Finance Corp.	2,588	28,830
Gladstone Capital Corp.(b)	998	11,247
Gladstone Investment Corp.	1,068	7,156
Golub Capital BDC Inc.	333	5,095
Harris & Harris Group Inc.(a)	1,391	5,940
Hercules Technology Growth Capital Inc.	1,657	16,752
Kayne Anderson Energy Development Co.	493	7,913
Main Street Capital Corp.	564	8,962
MCG Capital Corp.	3,507	20,481
Medallion Financial Corp.	723	5,632
MVC Capital Inc.	1,040	13,489
NGP Capital Resources Co.	1,035	9,377
PennantPark Investment Corp.	1,485	15,756
PennyMac Mortgage Investment Trust(c)	764	13,668
Prospect Capital Corp.	3,093	30,033
Solar Capital Ltd.	259	5,556

Security	Shares	Value
THL Credit Inc.	404	$4,759
TICC Capital Corp.	1,223	12,658
Triangle Capital Corp.	573	9,157

		609,240

IRON & STEEL – 0.32%
AK Steel Holding Corp.	4,343	59,977
Gibraltar Industries Inc.(a)	1,403	12,599
Metals USA Holdings Corp.(a)	242	3,141
Nucor Corp.	8,321	317,862
Olympic Steel Inc.	417	9,587
Reliance Steel & Aluminum Co.	3,048	126,583
Schnitzer Steel Industries Inc. Class A	802	38,721
Shiloh Industries Inc.(a)	107	1,036
Steel Dynamics Inc.	10,026	141,467
United States Steel Corp.	5,386	236,122
Universal Stainless & Alloy Products Inc.(a)	305	7,491

		954,586

LEISURE TIME – 0.22%
Arctic Cat Inc.(a)	544	5,576
Callaway Golf Co.	2,951	20,657
Carnival Corp.	12,640	482,974
Johnson Outdoors Inc. Class A(a)	189	2,423
Life Time Fitness Inc.(a)	226	8,920
Multimedia Games Inc.(a)	1,086	4,018
Royal Caribbean Cruises Ltd.(a)	3,731	117,639

		642,207

LODGING – 0.21%
Boyd Gaming Corp.(a)	2,506	18,169
Choice Hotels International Inc.	1,188	43,314
Gaylord Entertainment Co.(a)(b)	1,614	49,227
Hyatt Hotels Corp. Class A(a)	2,013	75,266
Marcus Corp.	926	10,973
MGM Resorts International(a)	10,596	119,523
Monarch Casino & Resort Inc.(a)	282	3,161
Morgans Hotel Group Co.(a)	625	4,575
Orient-Express Hotels Ltd. Class A(a)	4,227	47,131
Red Lion Hotels Corp.(a)	602	4,479
Wyndham Worldwide Corp.	8,312	228,331

		604,149

MACHINERY – 0.28%
AGCO Corp.(a)	4,307	168,016
Alamo Group Inc.	291	6,498
Albany International Corp. Class A	1,090	20,623
Astec Industries Inc.(a)	912	26,019
Babcock & Wilcox Co. (The)(a)	1,119	23,812
Briggs & Stratton Corp.	888	16,881
Cascade Corp.	417	13,261
CNH Global NV(a)	977	35,797
Cognex Corp.	396	10,621
Columbus McKinnon Corp.(a)	873	14,483
Deere & Co.	1,101	76,828
Flow International Corp.(a)	261	686

58	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
Flowserve Corp.	387	$42,346
Gardner Denver Inc.	138	7,408
Gerber Scientific Inc.(a)	1,136	7,009
IDEX Corp.	661	23,472
Intermec Inc.(a)	899	11,022
Intevac Inc.(a)	654	6,547
Kadant Inc.(a)	435	8,226
NACCO Industries Inc. Class A	24	2,097
Robbins & Myers Inc.	1,236	33,100
Tecumseh Products Co. Class A(a)	873	10,013
Terex Corp.(a)	5,038	115,471
Twin Disc Inc.	356	4,966
Wabtec Corp.	1,866	89,176
Zebra Technologies Corp. Class A(a)	1,136	38,215

		812,593
MACHINERY – DIVERSIFIED – 0.01%
Chart Industries Inc.(a)	1,317	26,814

		26,814
MANUFACTURING – 3.43%
A.O. Smith Corp.	83	4,805
American Railcar Industries Inc.(a)	456	7,150
Ameron International Corp.	429	29,155
AptarGroup Inc.	3,146	143,678
AZZ Inc.	33	1,414
Barnes Group Inc.	303	5,330
Brink’s Co. (The)	341	7,843
Carlisle Companies Inc.	2,610	78,170
Ceradyne Inc.(a)	1,177	27,483
CLARCOR Inc.	157	6,065
Crane Co.	2,274	86,276
Danaher Corp.	1,825	74,113
Dover Corp.	3,172	165,610
Eaton Corp.	5,721	471,925
EnPro Industries Inc.(a)	562	17,579
ESCO Technologies Inc.	1,216	40,444
Federal Signal Corp.	2,924	15,760
FreightCar America Inc.	546	13,432
General Electric Co.	377,203	6,129,549
GP Strategies Corp.(a)	465	4,227
Griffon Corp.(a)	2,091	25,489
Harsco Corp.	3,436	84,457
Hexcel Corp.(a)	790	14,054
Ingersoll-Rand PLC	14,786	528,008
ITT Corp.	8,475	396,884
Leggett & Platt Inc.	2,791	63,523
Lydall Inc.(a)	769	5,660
Myers Industries Inc.	1,613	13,856
Parker Hannifin Corp.	5,341	374,190
Pentair Inc.	2,196	73,851
Smith & Wesson Holding Corp.(a)	120	427
SPX Corp.	1,861	117,764
Standex International Corp.	482	11,660
Teleflex Inc.	1,556	88,350
Textron Inc.	6,140	126,238
Tredegar Corp.	1,064	20,195
Trinity Industries Inc.	3,679	81,931

Security	Shares	Value
Tyco International Ltd.	20,031	$735,739

		10,092,284
MEDIA – 4.16%
A.H. Belo Corp. Class A(a)	807	5,706
Beasley Broadcast Group Inc. Class A(a)	30	159
Cablevision NY Group Class A	10,892	285,261
Cambium Learning Group Inc.(a)	74	237
CBS Corp. Class B NVS	27,678	438,973
Central European Media Enterprises Ltd. Class A(a)(b)	1,733	43,238
CKX Inc.(a)	2,095	10,266
Comcast Corp. Class A	129,333	2,338,341
Courier Corp.	493	7,010
Crown Media Holdings Inc. Class A(a)(b)	417	997
Cumulus Media Inc. Class A(a)	769	2,161
Dex One Corp.(a)	2,161	26,537
Discovery Communications Inc. Series A(a)	3,532	153,819
DISH Network Corp. Class A	9,264	177,498
Dolan Co. (The)(a)	780	8,869
E.W. Scripps Co. (The) Class A(a)	1,443	11,371
Entercom Communications Corp.(a)	168	1,320
Fisher Communications Inc.(a)	317	5,525
Gannett Co. Inc.	11,025	134,836
Gray Television Inc.(a)(b)	2,184	4,390
John Wiley & Sons Inc. Class A	150	6,129
Journal Communications Inc. Class A(a)	1,744	7,865
Liberty Global Inc. Series A(a)(b)	10,925	336,599
Liberty Media Corp. - Liberty Capital Group Series A(a)	3,393	176,640
Liberty Media Corp. - Liberty Starz Group Series A(a)	2,375	154,090
Lin TV Corp. Class A(a)	1,265	5,617
LodgeNet Interactive Corp.(a)(b)	762	2,134
McGraw-Hill Companies Inc. (The)	4,340	143,480
Media General Inc. Class A(a)	792	7,096
Mediacom Communications Corp. Class A(a)	1,825	12,063
Meredith Corp.	960	31,978
New York Times Co. (The) Class A(a)	6,248	48,360
News Corp. Class A NVS	82,818	1,081,603
Nexstar Broadcasting Group Inc.(a)	368	1,895
Outdoor Channel Holdings Inc.(a)	602	3,329
Playboy Enterprises Inc. Class B(a)	259	1,331
PRIMEDIA Inc.	625	2,375
Radio One Inc. Class D(a)	1,364	1,200
Scholastic Corp.	1,405	39,087
Sinclair Broadcast Group Inc. Class A(a)	1,914	13,436
Thomson Reuters Corp.	11,675	438,163
Time Warner Cable Inc.	16,270	878,417
Time Warner Inc.	41,476	1,271,239
Viacom Inc. Class B NVS	22,417	811,271
Walt Disney Co. (The)	90,066	2,982,085
Washington Post Co. (The) Class B(b)	277	110,637
World Wrestling Entertainment Inc.	159	2,212

		12,226,845
METAL FABRICATE & HARDWARE – 0.10%
A.M. Castle & Co.(a)	793	10,507
Ampco-Pittsburgh Corp.	348	8,637
CIRCOR International Inc.	753	23,795
Commercial Metals Co.	5,295	76,725

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
Dynamic Materials Corp.	341	$5,153
Haynes International Inc.	496	17,320
L.B. Foster Co. Class A(a)	482	13,949
Ladish Co. Inc.(a)	732	22,787
Lawson Products Inc.	201	3,069
Mueller Industries Inc.	1,518	40,212
Mueller Water Products Inc. Class A	472	1,425
Northwest Pipe Co.(a)	440	7,700
Timken Co. (The)	1,060	40,662
Worthington Industries Inc.	1,101	16,548

		288,489

MINING – 0.42%
Alcoa Inc.	40,299	488,021
Brush Engineered Materials Inc.(a)	875	24,885
Century Aluminum Co.(a)	2,929	38,575
Coeur d’Alene Mines Corp.(a)(b)	3,823	76,154
Hecla Mining Co.(a)(b)	11,234	70,999
Horsehead Holding Corp.(a)	1,937	19,118
Kaiser Aluminum Corp.	710	30,381
Molycorp Inc.(a)	658	18,615
Royal Gold Inc.	2,083	103,817
RTI International Metals Inc.(a)	1,217	37,265
Thompson Creek Metals Co. Inc.(a)	5,759	62,082
U.S. Energy Corp.(a)	1,204	5,466
USEC Inc.(a)(b)	5,462	28,348
Vulcan Materials Co.(b)	5,906	218,049

		1,221,775

OFFICE & BUSINESS EQUIPMENT – 0.24%
Pitney Bowes Inc.	2,746	58,709
Xerox Corp.	63,345	655,621

		714,330

OFFICE FURNISHINGS – 0.01%
CompX International Inc.	12	159
Steelcase Inc. Class A	3,164	26,356

		26,515

OIL & GAS – 8.64%
Abraxas Petroleum Corp.(a)(b)	2,115	6,007
Alon USA Energy Inc.(b)	330	1,782
Anadarko Petroleum Corp.	22,674	1,293,552
Apache Corp.	16,739	1,636,405
Approach Resources Inc.(a)	579	6,473
Atlas Energy Inc.(a)	982	28,124
ATP Oil & Gas Corp.(a)(b)	2,041	27,860
Atwood Oceanics Inc.(a)	2,067	62,940
Berry Petroleum Co. Class A	2,373	75,295
Bill Barrett Corp.(a)	2,117	76,212
BPZ Resources Inc.(a)(b)	3,397	13,010
Cabot Oil & Gas Corp.	4,811	144,859
Cheniere Energy Inc.(a)(b)	2,011	5,068
Chesapeake Energy Corp.	29,911	677,484
Chevron Corp.	87,510	7,092,685
Clayton Williams Energy Inc.(a)	35	1,771

Security	Shares	Value
Cobalt International Energy Inc.(a)	3,375	$32,231
Comstock Resources Inc.(a)	2,177	48,961
ConocoPhillips	42,219	2,424,637
Contango Oil & Gas Co.(a)	187	9,380
Continental Resources Inc.(a)	137	6,351
Crosstex Energy Inc.(a)	1,836	14,504
CVR Energy Inc.(a)	1,381	11,393
Delek US Holdings Inc.	664	4,754
Delta Petroleum Corp.(a)	8,384	6,595
Denbury Resources Inc.(a)	18,468	293,457
Devon Energy Corp.	20,482	1,326,005
Diamond Offshore Drilling Inc.	2,153	145,909
Energy Partners Ltd.(a)	1,326	15,925
EQT Corp.	456	16,443
Exxon Mobil Corp.	19,014	1,174,875
Forest Oil Corp.(a)	1,863	55,331
Frontier Oil Corp.	4,879	65,379
Gastar Exploration Ltd.(a)	1,978	7,952
GeoResources Inc.(a)	588	9,349
GMX Resources Inc.(a)(b)	1,402	6,814
Goodrich Petroleum Corp.(a)(b)	1,151	16,770
Harvest Natural Resources Inc.(a)	1,517	15,807
Helmerich & Payne Inc.	4,345	175,799
Hess Corp.	13,307	786,710
Holly Corp.	658	18,917
Kodiak Oil & Gas Corp.(a)	237	803
Marathon Oil Corp.	23,905	791,255
Mariner Energy Inc.(a)	4,314	104,528
Miller Petroleum Inc.(a)	812	4,377
Murphy Oil Corp.	7,806	483,348
Nabors Industries Ltd.(a)	7,937	143,342
Newfield Exploration Co.(a)	6,168	354,290
Noble Energy Inc.	7,941	596,290
Oasis Petroleum Inc.(a)	1,122	21,733
Occidental Petroleum Corp.	29,759	2,330,130
Parker Drilling Co.(a)	5,432	23,629
Patterson-UTI Energy Inc.	7,100	121,268
Penn Virginia Corp.	2,112	33,876
PetroCorp Inc. Escrow(d)	190	0
Petrohawk Energy Corp.(a)	4,042	65,238
Petroleum Development Corp.(a)	900	24,840
PetroQuest Energy Inc.(a)	2,005	12,210
Pioneer Drilling Co.(a)	2,473	15,778
Pioneer Natural Resources Co.	5,360	348,561
Plains Exploration & Production Co.(a)	6,468	172,502
Pride International Inc.(a)	4,897	144,119
QEP Resources Inc.	8,096	244,013
Quicksilver Resources Inc.(a)	5,103	64,298
RAM Energy Resources Inc.(a)	138	215
Resolute Energy Corp.(a)	1,588	17,563
Rex Energy Corp.(a)	1,230	15,744
Rosetta Resources Inc.(a)	953	22,386
Rowan Companies Inc.(a)	4,614	140,081
SandRidge Energy Inc.(a)	6,870	39,022
Seahawk Drilling Inc.(a)	483	4,086
SM Energy Co.	940	35,212
Stone Energy Corp.(a)	1,872	27,575
Sunoco Inc.	5,581	203,706
Swift Energy Co.(a)	1,757	49,337
Tesoro Corp.	6,513	87,014

60	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
Unit Corp.(a)	1,864	$69,509
VAALCO Energy Inc.(a)	2,108	12,100
Valero Energy Corp.	25,618	448,571
Vantage Drilling Co.(a)	5,643	9,029
Venoco Inc.(a)(b)	693	13,604
W&T Offshore Inc.	1,500	15,900
Warren Resources Inc.(a)	2,697	10,707
Western Refining Inc.(a)(b)	2,341	12,267
Whiting Petroleum Corp.(a)	2,501	238,870

		25,412,701

OIL & GAS SERVICES – 1.21%
Allis-Chalmers Energy Inc.(a)	1,785	7,443
Baker Hughes Inc.	14,171	603,685
Basic Energy Services Inc.(a)	1,053	8,972
Cal Dive International Inc.(a)	4,327	23,669
Cameron International Corp.(a)	4,836	207,755
Complete Production Services Inc.(a)	3,582	73,252
Dawson Geophysical Co.(a)	353	9,407
Dresser-Rand Group Inc.(a)	364	13,428
Exterran Holdings Inc.(a)	2,613	59,341
Global Geophysical Services Inc.(a)	330	2,406
Global Industries Ltd.(a)	4,742	25,939
Gulf Island Fabrication Inc.	650	11,830
Helix Energy Solutions Group Inc.(a)	4,857	54,107
Hercules Offshore Inc.(a)	5,245	13,899
Hornbeck Offshore Services Inc.(a)	1,094	21,322
Key Energy Services Inc.(a)	5,489	52,200
Matrix Service Co.(a)	1,011	8,846
National Oilwell Varco Inc.	19,132	850,800
Natural Gas Services Group Inc.(a)	550	8,123
Newpark Resources Inc.(a)	3,871	32,516
Oceaneering International Inc.(a)	2,545	137,074
Oil States International Inc.(a)	2,175	101,246
Schlumberger Ltd.	7,993	492,449
SEACOR Holdings Inc.(a)	924	78,688
Superior Energy Services Inc.(a)	3,383	90,292
T-3 Energy Services Inc.(a)	598	15,638
Tesco Corp.(a)	1,384	16,650
Tetra Technologies Inc.(a)	3,099	31,610
Tidewater Inc.	2,402	107,634
Union Drilling Inc.(a)	655	2,934
Weatherford International Ltd.(a)	20,412	349,045
Willbros Group Inc.(a)	1,814	16,634
World Fuel Services Corp.	1,232	32,044

		3,560,878

PACKAGING & CONTAINERS – 0.38%
AEP Industries Inc.(a)	110	2,598
Astronics Corp.(a)	44	768
Ball Corp.	3,369	198,266
Bemis Co. Inc.	5,051	160,369
Graham Packaging Co. Inc.(a)	721	8,522
Graphic Packaging Holding Co.(a)	5,136	17,154
Greif Inc. Class A	1,607	94,556
Owens-Illinois Inc.(a)	5,263	147,680
Packaging Corp. of America	4,759	110,266
Pactiv Corp.(a)	637	21,008

Security	Shares	Value
Sealed Air Corp.	7,384	$165,992
Silgan Holdings Inc.	1,273	40,354
Sonoco Products Co.	4,649	155,463

		1,122,996

PHARMACEUTICALS – 6.13%
Abbott Laboratories	6,987	365,001
Alkermes Inc.(a)	3,153	46,192
BioScrip Inc.(a)	456	2,353
Bristol-Myers Squibb Co.	78,965	2,140,741
Caraco Pharmaceutical Laboratories Ltd.(a)	329	1,770
Cardinal Health Inc.	11,006	363,638
Cephalon Inc.(a)	3,471	216,729
Cornerstone Therapeutics Inc.(a)	340	2,400
Cypress Bioscience Inc.(a)	1,492	5,744
Eli Lilly and Co.	35,891	1,311,098
Emergent BioSolutions Inc.(a)	44	759
Endo Pharmaceuticals Holdings Inc.(a)	5,385	178,997
Forest Laboratories Inc.(a)	13,126	405,987
Furiex Pharmaceuticals Inc.(a)	37	417
Hi-Tech Pharmacal Co. Inc.(a)	52	1,053
Impax Laboratories Inc.(a)	298	5,900
Infinity Pharmaceuticals Inc.(a)	242	1,333
Jazz Pharmaceuticals Inc.(a)	20	215
King Pharmaceuticals Inc.(a)	11,573	115,267
Lannett Co. Inc.(a)(b)	304	1,392
Mead Johnson Nutrition Co. Class A	8,149	463,760
Medicines Co. (The)(a)	1,087	15,435
Medicis Pharmaceutical Corp. Class A	2,777	82,338
Merck & Co. Inc.	143,439	5,279,990
Mylan Inc.(a)	2,270	42,699
NBTY Inc.(a)	2,605	143,223
Nutraceutical International Corp.(a)	417	6,543
Omnicare Inc.	5,003	119,472
Par Pharmaceutical Companies Inc.(a)	1,632	47,459
Pfizer Inc.	371,068	6,371,238
PharMerica Corp.(a)	863	8,224
Progenics Pharmaceuticals Inc.(a)	341	1,722
Schiff Nutrition International Inc.	387	3,173
Sucampo Pharmaceuticals Inc.(a)	439	1,646
ViroPharma Inc.(a)	3,584	53,438
Watson Pharmaceuticals Inc.(a)	5,160	218,320

		18,025,666

PIPELINES – 0.56%
El Paso Corp.	26,526	328,392
ONEOK Inc.	4,917	221,461
Questar Corp.	8,096	141,923
Spectra Energy Corp.	29,511	665,473
Williams Companies Inc. (The)	15,881	303,486

		1,660,735

REAL ESTATE – 0.09%
Avatar Holdings Inc.(a)	404	7,708
Consolidated-Tomoka Land Co.	251	7,156
Forest City Enterprises Inc. Class A(a)	5,877	75,402
Forestar Group Inc.(a)	1,674	28,542

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
Government Properties Income Trust	999	$26,673
HFF Inc. Class A(a)	300	2,784
Hilltop Holdings Inc.(a)	1,861	17,828
Kennedy-Wilson Holdings Inc.(a)	44	466
Resource Capital Corp.	2,006	12,738
Retail Opportunity Investments Corp.	1,917	18,346
St. Joe Co. (The)(a)(b)	429	10,669
Starwood Property Trust Inc.	2,189	43,496
Terreno Realty Corp.(a)	397	7,233
Thomas Properties Group Inc.(a)	1,585	5,659
United Capital Corp.(a)	94	2,287

		266,987

REAL ESTATE INVESTMENT TRUSTS – 3.96%
Acadia Realty Trust	1,470	27,930
Agree Realty Corp.	416	10,504
Alexander’s Inc.	35	11,052
Alexandria Real Estate Equities Inc.	2,520	176,400
AMB Property Corp.	7,060	186,878
American Campus Communities Inc.	2,987	90,924
American Capital Agency Corp.(b)	1,508	40,068
Annaly Capital Management Inc.(b)	28,567	502,779
Anworth Mortgage Asset Corp.	5,528	39,415
Apartment Investment and Management Co. Class A	2,752	58,838
Apollo Commercial Real Estate Finance Inc.	485	7,794
Ashford Hospitality Trust Inc.(a)(b)	1,912	17,304
Associated Estates Realty Corp.	720	10,066
AvalonBay Communities Inc.	3,835	398,572
BioMed Realty Trust Inc.	5,264	94,331
Boston Properties Inc.	6,420	533,630
Brandywine Realty Trust	6,097	74,688
BRE Properties Inc. Class A(b)	2,954	122,591
Camden Property Trust(b)	3,050	146,308
CapLease Inc.	2,612	14,601
Capstead Mortgage Corp.	3,264	35,480
CBL & Associates Properties Inc.	6,402	83,610
Cedar Shopping Centers Inc.	2,496	15,176
Chatham Lodging Trust(a)	389	7,239
Chesapeake Lodging Trust	341	5,579
Chimera Investment Corp.	40,706	160,789
Cogdell Spencer Inc.	1,964	12,412
Colonial Properties Trust	3,229	52,278
Colony Financial Inc.	666	12,308
CommonWealth REIT	2,837	72,627
Corporate Office Properties Trust	2,730	101,856
Cousins Properties Inc.	4,144	29,588
CreXus Investment Corp.	613	7,374
Cypress Sharpridge Investments Inc.	1,108	14,792
DCT Industrial Trust Inc.	9,748	46,693
Developers Diversified Realty Corp.	9,233	103,594
DiamondRock Hospitality Co.(a)	7,112	67,493
Digital Realty Trust Inc.	191	11,785
Douglas Emmett Inc.	5,665	99,194
Duke Realty Corp.	11,588	134,305
DuPont Fabros Technology Inc.	1,183	29,752
Dynex Capital Inc.	602	6,490
EastGroup Properties Inc.	685	25,605
Education Realty Trust Inc.	2,675	19,126
Entertainment Properties Trust	2,156	93,096

Security	Shares	Value
Equity Lifestyle Properties Inc.	417	$22,718
Equity One Inc.	1,475	24,898
Equity Residential(b)	12,237	582,114
Essex Property Trust Inc.	853	93,352
Excel Trust Inc.	680	7,664
Extra Space Storage Inc.	4,050	64,962
Federal Realty Investment Trust	1,143	93,337
FelCor Lodging Trust Inc.(a)	1,734	7,976
First Industrial Realty Trust Inc.(a)	2,896	14,683
First Potomac Realty Trust	1,729	25,935
Franklin Street Properties Corp.	3,221	40,005
General Growth Properties Inc.	2,069	32,276
Getty Realty Corp.	525	14,086
Gladstone Commercial Corp.	385	6,607
Glimcher Realty Trust	3,199	19,674
Hatteras Financial Corp.	2,119	60,328
HCP Inc.(b)	14,294	514,298
Health Care REIT Inc.	6,148	291,046
Healthcare Realty Trust Inc.	2,891	67,620
Hersha Hospitality Trust(b)	5,145	26,651
Highwoods Properties Inc.	3,224	104,683
Home Properties Inc.	1,045	55,280
Hospitality Properties Trust	5,716	127,638
Host Hotels & Resorts Inc.	30,429	440,612
Inland Real Estate Corp.	3,417	28,395
Invesco Mortgage Capital Inc.	1,190	25,609
Investors Real Estate Trust	3,452	28,928
iStar Financial Inc.(a)(b)	4,293	13,137
Kilroy Realty Corp.(b)	2,505	83,016
Kimco Realty Corp.	18,764	295,533
Kite Realty Group Trust	2,469	10,962
LaSalle Hotel Properties(b)	3,237	75,713
Lexington Realty Trust(b)	4,517	32,342
Liberty Property Trust(b)	5,240	167,156
LTC Properties Inc.	916	23,376
Macerich Co. (The)	6,002	257,786
Mack-Cali Realty Corp.	3,674	120,177
Medical Properties Trust Inc.	5,169	52,414
MFA Financial Inc.	12,984	99,068
Mid-America Apartment Communities Inc.	540	31,471
Mission West Properties Inc.	863	5,851
Monmouth Real Estate Investment Corp. Class A	1,206	9,431
MPG Office Trust Inc.(a)	2,165	5,412
National Health Investors Inc.	650	28,639
National Retail Properties Inc.	3,841	96,447
Nationwide Health Properties Inc.	5,531	213,884
Newcastle Investment Corp.(a)	2,814	8,723
NorthStar Realty Finance Corp.	3,430	12,828
Omega Healthcare Investors Inc.	3,477	78,059
One Liberty Properties Inc.	380	6,046
Parkway Properties Inc.	1,016	15,037
Pebblebrook Hotel Trust(a)	1,578	28,420
Pennsylvania Real Estate Investment Trust	2,545	30,184
Piedmont Office Realty Trust Inc. Class A	2,407	45,516
Post Properties Inc.(b)	2,256	62,988
ProLogis	20,686	243,681
PS Business Parks Inc.	687	38,864
Public Storage	600	58,224
RAIT Financial Trust(a)	3,599	5,938
Ramco-Gershenson Properties Trust	1,782	19,085

62	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
Realty Income Corp.(b)	4,836	$163,070
Redwood Trust Inc.	3,591	51,926
Regency Centers Corp.	3,787	149,473
Saul Centers Inc.	95	3,985
Senior Housing Properties Trust	5,900	138,650
Simon Property Group Inc.	4,161	385,891
SL Green Realty Corp.	3,609	228,558
Sovran Self Storage Inc.	1,282	48,588
Strategic Hotels & Resorts Inc.(a)	4,945	20,967
Sun Communities Inc.	873	26,801
Sunstone Hotel Investors Inc.(a)	4,656	42,230
Tanger Factory Outlet Centers Inc.	801	37,759
Taubman Centers Inc.	2,530	112,863
Two Harbors Investment Corp.	1,185	10,689
U-Store-It Trust	4,318	36,055
UDR Inc.	7,813	165,011
UMH Properties Inc.	440	4,726
Universal Health Realty Income Trust	261	8,981
Urstadt Biddle Properties Inc. Class A	894	16,164
Ventas Inc.	5,281	272,341
Vornado Realty Trust	6,790	580,749
Walter Investment Management Corp.	1,177	20,586
Washington Real Estate Investment Trust	2,114	67,077
Weingarten Realty Investors(b)	5,547	121,036
Winthrop Realty Trust(b)	850	10,506

		11,634,379

RETAIL – 2.42%
99 Cents Only Stores(a)	294	5,551
Abercrombie & Fitch Co. Class A	969	38,101
AFC Enterprises Inc.(a)	249	3,088
America’s Car-Mart Inc.(a)	221	5,565
American Eagle Outfitters Inc.	6,579	98,422
AutoNation Inc.(a)	1,969	45,779
Barnes & Noble Inc.(b)	1,774	28,756
Bebe Stores Inc.	1,200	8,652
Big 5 Sporting Goods Corp.	47	631
Biglari Holdings Inc.(a)	59	19,390
BJ’s Wholesale Club Inc.(a)	2,277	94,495
Bob Evans Farms Inc.	1,418	39,803
Bon-Ton Stores Inc. (The)(a)	339	3,448
Books-A-Million Inc.(b)	309	1,854
Borders Group Inc.(a)	2,492	2,965
Brinker International Inc.	600	11,316
Brown Shoe Co. Inc.	651	7,467
Buckle Inc. (The)(b)	69	1,831
Build-A-Bear Workshop Inc.(a)	832	5,034
Cabela’s Inc.(a)(b)	1,853	35,170
Casey’s General Stores Inc.	1,074	44,839
Cash America International Inc.	927	32,445
Casual Male Retail Group Inc.(a)	172	702
Charming Shoppes Inc.(a)	5,311	18,695
Children’s Place Retail Stores Inc. (The)(a)	121	5,901
Christopher & Banks Corp.	768	6,075
Collective Brands Inc.(a)	961	15,510
Conn’s Inc.(a)(b)	420	1,953
Cracker Barrel Old Country Store Inc.	84	4,264
CVS Caremark Corp.	55,513	1,746,994
Dillard’s Inc. Class A	1,714	40,519

Security	Shares	Value
Domino’s Pizza Inc.(a)	1,100	$14,542
Dress Barn Inc.(a)	177	4,204
EZCORP Inc.(a)	147	2,946
Finish Line Inc. (The) Class A	1,636	22,757
Foot Locker Inc.	7,226	104,994
Fred’s Inc. Class A	1,802	21,264
GameStop Corp. Class A(a)(b)	7,055	139,054
Gap Inc. (The)	2,347	43,748
Genesco Inc.(a)	1,010	30,179
Group 1 Automotive Inc.(a)	895	26,743
Haverty Furniture Companies Inc.	723	7,888
Hot Topic Inc.	1,165	6,978
J.C. Penney Co. Inc.	7,383	200,670
Jack in the Box Inc.(a)	179	3,838
Kenneth Cole Productions Inc. Class A(a)	265	4,418
Kohl’s Corp.(a)	3,685	194,126
Landry’s Restaurants Inc.(a)	341	8,351
Lithia Motors Inc. Class A	939	9,005
Lowe’s Companies Inc.	15,888	354,143
Macy’s Inc.	17,580	405,922
MarineMax Inc.(a)	999	7,033
McCormick & Schmick’s Seafood Restaurants Inc.(a)	445	3,462
Men’s Wearhouse Inc. (The)	2,424	57,667
Movado Group Inc.(a)	743	8,084
New York & Co. Inc.(a)	1,025	2,634
O’Charley’s Inc.(a)	873	6,277
Office Depot Inc.(a)	11,413	52,500
OfficeMax Inc.(a)	2,489	32,581
Pacific Sunwear of California Inc.(a)	3,022	15,805
Pantry Inc. (The)(a)	958	23,097
Papa John’s International Inc.(a)	219	5,777
PC Connection Inc.(a)	417	2,848
Penske Automotive Group Inc.(a)	1,257	16,592
Pep Boys - Manny, Moe & Jack (The)	2,406	25,455
RadioShack Corp.	5,788	123,458
Red Robin Gourmet Burgers Inc.(a)	714	14,001
Regis Corp.	2,671	51,096
REX American Resources Corp.(a)	349	5,057
Rite Aid Corp.(a)(b)	24,077	22,705
Ruby Tuesday Inc.(a)	3,010	35,729
Rush Enterprises Inc. Class A(a)	1,463	22,442
Saks Inc.(a)(b)	6,236	53,630
Sally Beauty Holdings Inc.(a)	444	4,973
School Specialty Inc.(a)	574	7,468
Sears Holdings Corp.(a)(b)	2,099	151,422
Select Comfort Corp.(a)	361	2,448
Shoe Carnival Inc.(a)	359	7,259
Signet Jewelers Ltd.(a)	3,962	125,754
Sonic Automotive Inc.(a)	1,532	15,060
Stage Stores Inc.	1,812	23,556
Stein Mart Inc.(a)	718	6,340
Susser Holdings Corp.(a)	316	4,424
Systemax Inc.	102	1,253
Talbots Inc. (The)(a)(b)	428	5,607
Titan Machinery Inc.(a)	402	6,553
Tuesday Morning Corp.(a)	1,424	6,792
Wal-Mart Stores Inc.	37,102	1,985,699
Walgreen Co.	4,018	134,603
Wendy’s/Arby’s Group Inc. Class A	9,329	42,260
West Marine Inc.(a)	655	6,655

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
Wet Seal Inc. Class A(a)	1,227	$4,159

		7,111,200

SAVINGS & LOANS – 0.53%
Abington Bancorp Inc.	996	10,498
Astoria Financial Corp.	4,009	54,643
BankFinancial Corp.	916	8,400
Beneficial Mutual Bancorp Inc.(a)	1,588	14,244
Berkshire Hills Bancorp Inc.	642	12,172
BofI Holding Inc.(a)	315	3,739
Brookline Bancorp Inc.	2,710	27,046
Capitol Federal Financial	856	21,143
Clifton Savings Bancorp Inc.	443	3,810
Danvers Bancorp Inc.	888	13,613
Dime Community Bancshares Inc.	1,221	16,911
ESB Financial Corp.(b)	406	5,651
ESSA Bancorp Inc.	677	8,016
First Financial Holdings Inc.	750	8,355
First Niagara Financial Group Inc.	9,683	112,807
Flagstar Bancorp Inc.(a)	2,127	3,871
Flushing Financial Corp.	1,463	16,912
Fox Chase Bancorp Inc.(a)	275	2,601
Heritage Financial Group	78	657
Home Bancorp Inc.(a)	371	4,964
Home Federal Bancorp Inc.	759	9,237
Hudson City Bancorp Inc.	19,983	244,992
Investors Bancorp Inc.(a)	1,937	22,934
Kearny Financial Corp.	728	6,428
Meridian Interstate Bancorp Inc.(a)	444	4,680
NASB Financial Inc.	180	2,979
New York Community Bancorp Inc.	20,127	327,064
NewAlliance Bancshares Inc.	4,920	62,090
Northwest Bancshares Inc.	5,103	57,103
OceanFirst Financial Corp.	694	8,515
Oritani Financial Corp.	1,765	17,615
People’s United Financial Inc.	17,191	225,030
Provident Financial Services Inc.	2,791	34,497
Provident New York Bancorp	1,781	14,943
Rockville Financial Inc.	400	4,596
Roma Financial Corp.	359	3,780
Territorial Bancorp Inc.	558	9,391
TFS Financial Corp.	3,680	33,819
United Financial Bancorp Inc.	761	10,281
ViewPoint Financial Group	405	3,746
Washington Federal Inc.	5,212	79,535
Waterstone Financial Inc.(a)	409	1,632
Westfield Financial Inc.	1,402	10,936
WSFS Financial Corp.	234	8,777

		1,554,653

SEMICONDUCTORS – 1.34%
Actel Corp.(a)	450	7,178
Advanced Analogic Technologies Inc.(a)	1,533	5,381
Advanced Micro Devices Inc.(a)	17,108	121,638
Alpha & Omega Semiconductor Ltd.(a)	200	2,272
ANADIGICS Inc.(a)	763	4,647
Atmel Corp.(a)	2,291	18,236
ATMI Inc.(a)	1,360	20,210

Security	Shares	Value
Axcelis Technologies Inc.(a)	4,303	$8,305
AXT Inc.(a)	804	5,322
Brooks Automation Inc.(a)	1,274	8,549
Cabot Microelectronics Corp.(a)	855	27,514
CEVA Inc.(a)	87	1,244
Cohu Inc.	901	11,344
DSP Group Inc.(a)	1,110	7,770
Emulex Corp.(a)	3,733	38,973
Entegris Inc.(a)	4,214	19,679
Exar Corp.(a)	1,522	9,117
Fairchild Semiconductor International Inc.(a)	5,829	54,793
FormFactor Inc.(a)	2,297	19,754
GSI Technology Inc.(a)	303	1,736
Ikanos Communications Inc.(a)	1,127	1,341
Integrated Device Technology Inc.(a)	2,934	17,164
Integrated Silicon Solution Inc.(a)	107	921
Intel Corp.	80,638	1,550,669
International Rectifier Corp.(a)	3,258	68,711
Intersil Corp. Class A	3,750	43,837
IXYS Corp.(a)	392	3,744
KLA-Tencor Corp.	7,432	261,829
Kopin Corp.(a)	1,873	6,649
LSI Corp.(a)	30,263	137,999
MEMC Electronic Materials Inc.(a)	6,114	72,879
Micron Technology Inc.(a)	39,527	284,990
Microsemi Corp.(a)	2,369	40,628
Microtune Inc.(a)	2,089	6,058
MKS Instruments Inc.(a)	1,363	24,507
National Semiconductor Corp.	990	12,642
Novellus Systems Inc.(a)	510	13,556
OmniVision Technologies Inc.(a)	579	13,340
Pericom Semiconductor Corp.(a)	1,064	9,246
Photronics Inc.(a)	2,434	12,876
PMC-Sierra Inc.(a)	10,069	74,108
Richardson Electronics Ltd.	463	4,862
Rudolph Technologies Inc.(a)	120	997
Silicon Image Inc.(a)	918	4,388
Standard Microsystems Corp.(a)	726	16,560
Tessera Technologies Inc.(a)	969	17,926
Texas Instruments Inc.	30,731	834,039
Ultratech Inc.(a)	203	3,471
Zoran Corp.(a)	2,117	16,174

		3,949,773

SOFTWARE – 1.40%
Accelrys Inc.(a)	1,170	8,143
Activision Blizzard Inc.	17,460	188,917
American Reprographics Co.(a)	1,441	11,312
Avid Technology Inc.(a)(b)	1,329	17,423
Broadridge Financial Solutions Inc.	572	13,082
CA Inc.	3,359	70,942
CDC Corp. Class A(a)	1,470	6,218
Compuware Corp.(a)	4,557	38,871
CSG Systems International Inc.(a)	830	15,131
Deltek Inc.(a)	92	737
Digi International Inc.(a)	947	8,987
DivX Inc.(a)	849	8,091
DynaVox Inc.(a)	373	3,029
Electronic Arts Inc.(a)	903	14,836

64	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
Emdeon Inc. Class A(a)	131	$1,596
Epicor Software Corp.(a)	901	7,839
EPIQ Systems Inc.	1,396	17,115
Fair Isaac Corp.	1,717	42,341
FalconStor Software Inc.(a)	695	2,127
Fidelity National Information Services Inc.	12,187	330,633
Fiserv Inc.(a)	2,345	126,208
Global Defense Technology & Systems Inc.(a)	125	1,712
JDA Software Group Inc.(a)	1,565	39,688
ManTech International Corp. Class A(a)	94	3,722
Microsoft Corp.	116,583	2,855,118
MoneyGram International Inc.(a)	513	1,252
Novell Inc.(a)	16,073	95,956
Quest Software Inc.(a)	270	6,639
Schawk Inc.	89	1,643
SeaChange International Inc.(a)	710	5,261
Smith Micro Software Inc.(a)	156	1,551
SYNNEX Corp.(a)	1,029	28,956
Take-Two Interactive Software Inc.(a)	2,985	30,268
THQ Inc.(a)	1,179	4,740
Total System Services Inc.	7,597	115,778
Trident Microsystems Inc.(a)	3,177	5,433

		4,131,295

STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	1,672	25,648

		25,648

TELECOMMUNICATIONS – 6.10%
ADC Telecommunications Inc.(a)	677	8,578
Amdocs Ltd.(a)	6,877	197,095
Anaren Inc.(a)	593	9,956
Anixter International Inc.(a)	653	35,255
Applied Signal Technology Inc.	317	7,887
ARRIS Group Inc.(a)	4,721	46,124
AT&T Inc.	271,851	7,774,939
Atlantic Tele-Network Inc.	32	1,576
Aviat Networks Inc.(a)	2,833	11,587
BigBand Networks Inc.(a)	1,181	3,354
Black Box Corp.	820	26,289
Calix Inc.(a)(b)	31	445
CenturyLink Inc.	13,884	547,863
Cincinnati Bell Inc.(a)	6,750	18,022
Clearwire Corp. Class A(a)	1,630	13,187
CommScope Inc.(a)	4,374	103,839
Comtech Telecommunications Corp.(a)	830	22,700
Consolidated Communications Holdings Inc.	276	5,153
Corning Inc.	62,557	1,143,542
CPI International Inc.(a)(b)	307	4,298
EchoStar Corp. Class A(a)	1,727	32,951
EMS Technologies Inc.(a)	659	12,277
Extreme Networks Inc.(a)	3,282	10,207
FiberTower Corp.(a)	2,080	8,819
Frontier Communications Corp.	28,143	229,928
General Communication Inc. Class A(a)	2,174	21,675
Global Crossing Ltd.(a)	534	6,867
Globalstar Inc.(a)	3,131	5,448
Globecomm Systems Inc.(a)	915	7,658

Security	Shares	Value
Harmonic Inc.(a)	3,525	$24,252
Hughes Communications Inc.(a)	149	4,060
ICO Global Communications (Holdings) Ltd.(a)(b)	1,589	2,606
IDT Corp. Class B(a)	640	11,386
Infinera Corp.(a)	285	3,326
Iridium Communications Inc.(a)	1,557	13,297
Knology Inc.(a)	143	1,920
Leap Wireless International Inc.(a)	2,808	34,679
Level 3 Communications Inc.(a)	47,243	44,281
MasTec Inc.(a)	2,434	25,119
MetroPCS Communications Inc.(a)	6,047	63,252
Motorola Inc.(a)	106,294	906,688
Newport Corp.(a)	1,206	13,676
NII Holdings Inc.(a)	1,633	67,116
Novatel Wireless Inc.(a)	1,270	10,008
Oplink Communications Inc.(a)	582	11,547
Opnext Inc.(a)	1,916	3,008
PAETEC Holding Corp.(a)	1,799	7,394
Powerwave Technologies Inc.(a)	6,326	11,513
Preformed Line Products Co.	87	3,034
Premiere Global Services Inc.(a)	2,752	19,484
Qwest Communications International Inc.	80,188	502,779
Shenandoah Telecommunications Co.	50	908
Sonus Networks Inc.(a)	1,792	6,326
Sprint Nextel Corp.(a)	135,328	626,569
Sycamore Networks Inc.	908	29,428
Symmetricom Inc.(a)	2,082	11,909
Tekelec(a)	2,729	35,368
Telephone and Data Systems Inc.	3,913	128,346
Tellabs Inc.	17,847	132,960
TESSCO Technologies Inc.	88	1,326
United States Cellular Corp.(a)	721	33,144
USA Mobility Inc.	422	6,765
UTStarcom Inc.(a)(b)	5,327	11,560
Verizon Communications Inc.	130,014	4,237,156
ViaSat Inc.(a)	970	39,877
Virgin Media Inc.	15,331	352,920
Vonage Holdings Corp.(a)	2,786	7,104
Windstream Corp.	13,051	160,397

		17,924,007

TEXTILES – 0.12%
Cintas Corp.	6,132	168,936
G&K Services Inc. Class A	852	19,477
Mohawk Industries Inc.(a)	2,284	121,737
UniFirst Corp.	645	28,477

		338,627

TOYS, GAMES & HOBBIES – 0.07%
JAKKS Pacific Inc.(a)	1,310	23,108
LeapFrog Enterprises Inc.(a)	325	1,781
Mattel Inc.	7,073	165,933
RC2 Corp.(a)	928	19,442

		210,264

TRANSPORTATION – 1.75%
Air Transport Services Group Inc.(a)	2,469	15,036

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited) (Continued)

iShares Russell 3000 Value Index Fund

September 30, 2010

Security	Shares	Value
Alexander & Baldwin Inc.	1,909	$66,509
American Commercial Lines Inc.(a)	412	11,487
Arkansas Best Corp.	1,177	28,519
Atlas Air Worldwide Holdings Inc.(a)	1,189	59,807
Baltic Trading Ltd.	741	8,158
Bristow Group Inc.(a)	1,670	60,254
CAI International Inc.(a)	313	4,748
Celadon Group Inc.(a)	350	4,833
Con-way Inc.	2,283	70,750
CSX Corp.	17,871	988,624
DHT Maritime Inc.	2,317	9,569
Dynamex Inc.(a)	248	3,782
Eagle Bulk Shipping Inc.(a)	2,853	14,893
Excel Maritime Carriers Ltd.(a)	1,809	10,167
FedEx Corp.	5,125	438,187
Frontline Ltd.(b)	428	12,168
Genco Shipping & Trading Ltd.(a)(b)	1,210	19,287
General Maritime Corp.	3,627	17,809
Golar LNG Ltd.	1,559	19,519
GulfMark Offshore Inc. Class A(a)	1,070	32,870
Horizon Lines Inc. Class A(b)	1,369	5,750
International Shipholding Corp.	270	7,625
Kansas City Southern Industries Inc.(a)	1,952	73,024
Kirby Corp.(a)	2,330	93,340
Knightsbridge Tankers Ltd.	789	14,912
Marten Transport Ltd.	593	13,746
Nordic American Tanker Shipping Ltd.(b)	2,175	58,203
Norfolk Southern Corp.	16,942	1,008,218
Old Dominion Freight Line Inc.(a)	196	4,982
Overseas Shipholding Group Inc.	1,187	40,738
P.A.M. Transportation Services Inc.(a)	201	2,529
Patriot Transportation Holding Inc.(a)	60	4,208
PHI Inc.(a)	601	9,724
Quality Distribution Inc.(a)	265	1,688
RailAmerica Inc.(a)	1,052	10,131
Roadrunner Transportation Systems Inc.(a)	184	1,995
Ryder System Inc.	1,161	49,656
Saia Inc.(a)	721	10,764
Scorpio Tankers Inc.(a)	102	1,152
Ship Finance International Ltd.	2,058	39,987
Teekay Corp.	1,952	52,177
Teekay Tankers Ltd. Class A	1,237	16,093
Ultrapetrol (Bahamas) Ltd.(a)	1,081	6,940
Union Pacific Corp.	20,319	1,662,094
Universal Truckload Services Inc.(a)	289	4,526
USA Truck Inc.(a)	352	5,273
UTi Worldwide Inc.	748	12,028
Werner Enterprises Inc.	1,711	35,058

		5,143,537

TRUCKING & LEASING – 0.04%
Aircastle Ltd.	2,333	19,784
AMERCO(a)	401	31,872
GATX Corp.	1,542	45,211
Greenbrier Companies Inc. (The)(a)	875	13,641
TAL International Group Inc.	590	14,290

		124,798

Security	Shares	Value

WATER – 0.16%
American States Water Co.	868	$31,057
American Water Works Co. Inc.	8,067	187,719
Aqua America Inc.	6,345	129,438
Artesian Resources Corp. Class A	282	5,378
California Water Service Group	906	33,477
Connecticut Water Service Inc.	408	9,771
Consolidated Water Co. Ltd.	658	6,238
Middlesex Water Co.	645	10,862
PICO Holdings Inc.(a)	1,038	30,995
SJW Corp.	610	15,024
York Water Co. (The)	569	9,121

		469,080

TOTAL COMMON STOCKS
(Cost: $378,329,716)		293,591,946

SHORT-TERM INVESTMENTS – 1.59%

MONEY MARKET FUNDS – 1.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.31%(c)(e)(f)	3,679,505	3,679,505
BlackRock Cash Funds: Prime, SL Agency Shares
0.29%(c)(e)(f)	745,798	745,798
BlackRock Cash Funds: Treasury, SL Agency Shares
0.13%(c)(e)	237,988	237,988

		4,663,291

TOTAL SHORT - TERM INVESTMENTS (Cost: $4,663,291)		4,663,291

TOTAL INVESTMENTS IN SECURITIES – 101.42% (Cost: $382,993,007)		298,255,237
Other Assets, Less Liabilities – (1.42)%		(4,173,881)

NET ASSETS – 100.00%		$294,081,356

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

66	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares Russell Microcap Index Fund

September 30, 2010

Security	Shares	Value

COMMON STOCKS – 99.86%

ADVERTISING – 0.20%
APAC Customer Services Inc.(a)	55,467	$313,943
Gaiam Inc. Class A	28,277	189,173
Marchex Inc. Class B	35,513	193,546
Valuevision Media Inc. Class A(a)	42,082	79,114

		775,776

AEROSPACE & DEFENSE – 0.55%
CPI Aerostructures Inc.(a)	12,127	121,270
Ducommun Inc.	18,505	403,039
GenCorp Inc.(a)(b)	98,184	483,065
Herley Industries Inc.(a)	24,600	405,900
Innovative Solutions and Support Inc.(a)	25,881	126,558
Kratos Defense & Security Solutions Inc.(a)	27,962	297,795
LMI Aerospace Inc.(a)	14,844	236,317

		2,073,944

AGRICULTURE – 0.17%
Alico Inc.	7,941	184,549
Cadiz Inc.(a)(b)	23,304	239,099
Griffin Land & Nurseries Inc.	2,338	61,817
MGP Ingredients Inc.	20,466	160,658

		646,123

AIRLINES – 0.34%
ExpressJet Holdings Inc.(a)	21,053	140,424
Hawaiian Holdings Inc.(a)	82,850	496,271
Pinnacle Airlines Corp.(a)	31,758	172,446
Republic Airways Holdings Inc.(a)(b)	57,041	472,299

		1,281,440

APPAREL – 0.76%
American Apparel Inc.(a)(b)	58,527	71,988
Cherokee Inc.	15,024	274,038
Delta Apparel Inc.(a)	12,337	185,055
Ever-Glory International Group Inc.(a)	2,730	5,979
Heelys Inc.(a)	34,644	83,146
Joe’s Jeans Inc.(a)	79,104	166,909
Lacrosse Footwear Inc.	10,054	138,846
Mossimo Inc.(c)	21,276	2
Oxford Industries Inc.	23,119	549,770
Perry Ellis International Inc.(a)	16,544	361,486
R.G. Barry Corp.	21,239	218,549
Rocky Brands Inc.(a)	14,950	113,919
Tandy Leather Factory Inc.	16,558	74,677
Unifi Inc.(a)	70,175	316,489
Weyco Group Inc.	12,864	311,566

		2,872,419

AUTO MANUFACTURERS – 0.40%
Force Protection Inc.(a)	118,365	596,560

Security	Shares	Value
Wabash National Corp.(a)	112,450	$909,720

		1,506,280

AUTO PARTS & EQUIPMENT – 1.51%
Amerigon Inc. Class A(a)	37,145	382,593
ATC Technology Corp.(a)	33,708	833,936
Commercial Vehicle Group Inc.(a)	42,204	429,637
Dorman Products Inc.(a)	19,414	598,339
Douglas Dynamics Inc.	20,221	249,729
Exide Technologies Inc.(a)	124,284	595,320
Fuel Systems Solutions Inc.(a)	23,599	922,957
Miller Industries Inc.	18,607	251,753
Motorcar Parts of America Inc.(a)	21,638	187,818
Spartan Motors Inc.	57,011	264,531
Standard Motor Products Inc.	32,722	344,563
Superior Industries International Inc.	38,807	670,585

		5,731,761

BANKS – 8.85%
1st United Bancorp Inc.(a)	43,025	276,651
Alliance Financial Corp.(b)	12,570	379,991
American National Bankshares Inc.	11,674	256,128
Ameris Bancorp(a)	41,351	386,632
AmeriServ Financial Inc.(a)	87,483	150,471
Ames National Corp.	15,758	314,215
Arrow Financial Corp.	19,423	487,129
Bancorp Inc. (The)(a)	39,682	265,473
Bancorp Rhode Island Inc.	7,531	210,341
BancTrust Financial Group Inc.(a)(b)	38,903	119,043
Bank Mutual Corp.	80,905	419,897
Bank of Commerce Holdings	34,712	135,377
Bank of Marin Bancorp	11,476	369,986
Banner Corp.	186,971	403,857
Berkshire Bancorp Inc.(a)	7,405	31,545
Boston Private Financial Holdings Inc.	127,300	832,542
Bridge Bancorp Inc.	13,360	333,866
Bridge Capital Holdings(a)	18,388	160,895
Bryn Mawr Bank Corp.	20,059	345,416
Camden National Corp.	14,664	508,108
Capital City Bank Group Inc.(b)	21,177	257,089
Capitol Bancorp Ltd.(a)(b)	40,179	45,402
Cardinal Financial Corp.	51,564	495,530
Center Bancorp Inc.	29,190	223,012
Center Financial Corp.(a)	65,328	332,520
CenterState Banks Inc.	44,696	383,492
Central Jersey Bancorp(a)	14,062	104,481
Central Pacific Financial Corp.(a)(b)	60,332	86,275
Century Bancorp Inc. Class A	6,360	151,940
Citizens & Northern Corp.	22,068	286,884
Citizens Holding Co.	2,147	40,900
Citizens Republic Bancorp Inc.(a)	664,891	599,133
CNB Financial Corp.	22,499	309,361
CoBiz Financial Inc.	59,536	331,020
Eagle Bancorp Inc.(a)	30,488	350,002
Eastern Virginia Bankshares Inc.	1,267	4,637
Encore Bancshares Inc.(a)	21,237	152,694
Enterprise Financial Services Corp.	27,245	253,378
Farmers Capital Bank Corp.	16,002	79,210

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iShares Russell Microcap Index Fund

September 30, 2010

Security	Shares	Value
Fidelity Southern Corp.(a)	13,764	$90,292
Financial Institutions Inc.	19,685	347,637
First Bancorp (North Carolina)	26,583	362,060
First BanCorp (Puerto Rico)(a)	503,812	141,067
First Bancorp Inc. (Maine)	18,910	261,525
First Busey Corp.	87,575	398,466
First California Financial Group Inc.(a)	43,284	106,911
First Community Bancshares Inc.	29,102	375,416
First Merchants Corp.	48,359	368,979
First of Long Island Corp. (The)	15,676	391,586
First Security Group Inc.	39,172	43,873
First South Bancorp Inc.(b)	17,143	170,059
Firstbank Corp.	9,687	45,723
German American Bancorp Inc.	23,621	405,336
Great Southern Bancorp Inc.(b)	19,129	416,438
Green Bankshares Inc.(a)	21,408	145,360
Guaranty Bancorp(a)	100,818	160,301
Hampton Roads Bankshares Inc.(a)(b)	45,766	43,775
Hanmi Financial Corp.(a)	178,529	228,517
Heartland Financial USA Inc.	23,639	363,804
Heritage Commerce Corp.(a)(b)	23,832	82,697
Heritage Financial Corp.(a)	16,673	233,422
Hudson Valley Holding Corp.	20,064	391,649
Intervest Bancshares Corp.(a)	21,504	45,158
K-Fed Bancorp(b)	11,676	92,124
Lakeland Bancorp Inc.	36,119	304,483
Lakeland Financial Corp.	29,604	552,411
LNB Bancorp Inc.	30,179	141,238
MainSource Financial Group Inc.	36,340	277,638
MBT Financial Corp.(a)	39,583	72,041
Mercantile Bank Corp.	18,281	82,813
Merchants Bancshares Inc.	9,540	237,928
Metro Bancorp Inc.(a)	23,523	244,404
MidSouth Bancorp Inc.	16,844	238,343
Nara Bancorp Inc.(a)	64,111	452,624
National Bankshares Inc.(b)	15,268	393,914
NewBridge Bancorp(a)	34,594	124,192
Northrim BanCorp Inc.	16,775	278,465
Old Second Bancorp Inc.(b)	30,535	42,749
OmniAmerican Bancorp Inc.(a)	25,344	285,627
Oriental Financial Group Inc.	76,255	1,014,191
Orrstown Financial Services Inc.	12,884	298,393
Pacific Capital Bancorp(a)(b)	93,997	77,078
Pacific Continental Corp.	35,602	322,198
Pacific Mercantile Bancorp(a)(b)	25,215	78,167
Peapack-Gladstone Financial Corp.	17,260	203,323
Peoples Bancorp Inc.	19,373	239,644
Peoples Financial Corp.	3,746	52,069
Pinnacle Financial Partners Inc.(a)	56,708	521,147
Preferred Bank(a)	33,540	55,341
QCR Holdings Inc.	5,472	49,412
Renasant Corp.	44,661	679,294
Riverview Bancorp Inc.(a)	29,293	58,879
S.Y. Bancorp Inc.	23,199	575,799
Sandy Spring Bancorp Inc.	40,439	626,804
SCBT Financial Corp.	22,424	699,405
Seacoast Banking Corp. of Florida(a)	129,564	158,068
Shore Bancshares Inc.	17,244	163,818
Sierra Bancorp	17,668	218,200
Smithtown Bancorp Inc.(a)	32,496	124,135

Security	Shares	Value
Southern Community Financial Corp.(a)	45,202	$79,104
Southside Bancshares Inc.	31,604	597,000
Southwest Bancorp Inc.	32,741	424,651
State Bancorp Inc.	32,484	291,706
Stellar One Corp.	40,528	515,516
Sterling Bancorp	46,488	403,981
Suffolk Bancorp	18,364	464,976
Sun Bancorp Inc. (New Jersey)(a)	27,976	142,678
Superior Bancorp(a)(b)	29,860	29,203
Taylor Capital Group Inc.(a)	19,235	220,625
Tower Bancorp Inc.	12,248	248,267
TriCo Bancshares	25,298	388,830
Union First Market Bankshares Corp.	31,012	405,017
United Security Bancshares(a)(b)	16,392	74,584
United Security Bancshares Inc.	14,072	122,426
United Western Bancorp Inc.(a)	75,287	30,868
Univest Corp. of Pennsylvania	28,741	501,818
Virginia Commerce Bancorp Inc.(a)	36,804	178,867
Washington Banking Co.	27,641	383,104
Washington Trust Bancorp Inc.	26,674	510,007
West Bancorporation Inc.(a)	30,205	190,291
West Coast Bancorp(a)	163,490	372,757
Wilber Corp. (The)	16,104	95,819
Wilshire Bancorp Inc.	35,545	232,464
Yadkin Valley Financial Corp.(a)(b)	33,503	87,778

		33,523,270

BEVERAGES – 0.26%
Craft Brewers Alliance Inc.(a)(b)	16,537	125,516
Farmer Bros. Co.	12,575	201,200
Peet’s Coffee & Tea Inc.(a)	19,651	672,654

		999,370

BIOTECHNOLOGY – 3.52%
Aastrom Biosciences Inc.(a)	60,123	93,191
Antigenics Inc.(a)(b)	139,252	137,859
Arena Pharmaceuticals Inc.(a)(b)	186,948	293,508
ARIAD Pharmaceuticals Inc.(a)	189,777	724,948
ArQule Inc.(a)	68,159	351,019
AspenBio Pharma Inc.(a)(b)	83,470	42,570
Athersys Inc.(a)(b)	20,688	63,512
AVEO Pharmaceuticals Inc.(a)	16,824	187,419
BioCryst Pharmaceuticals Inc.(a)(b)	47,944	236,843
BioMimetic Therapeutics Inc.(a)	31,565	359,841
BioSante Pharmaceuticals Inc.(a)(b)	131,207	220,428
Biotime Inc.(a)(b)	38,727	183,953
Cambrex Corp.(a)	53,308	226,559
Celldex Therapeutics Inc.(a)(b)	52,860	211,440
Celsion Corp.(a)	23,485	71,394
Cleveland Biolabs Inc.(a)(b)	41,011	210,797
CryoLife Inc.(a)	49,280	299,130
Curis Inc.(a)(b)	127,456	174,615
Cytokinetics Inc.(a)	84,116	222,066
Cytori Therapeutics Inc.(a)(b)	71,756	350,887
CytRx Corp.(a)(b)	197,724	148,273
Enzo Biochem Inc.(a)	56,105	213,199
Exact Sciences Corp.(a)	63,257	457,981
GTx Inc.(a)(b)	32,745	112,643

68	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Microcap Index Fund

September 30, 2010

Security	Shares	Value
Harvard Bioscience Inc.(a)	44,736	$169,997
Idera Pharmaceuticals Inc.(a)(b)	38,307	126,030
Immunomedics Inc.(a)(b)	112,584	362,520
Inhibitex Inc.(a)	87,039	156,670
Inovio Pharmaceuticals Inc.(a)	140,095	175,119
Lexicon Pharmaceuticals Inc.(a)	329,304	526,886
Marina Biotech Inc.(a)(b)	26,624	63,631
Maxygen Inc.(a)	58,163	336,764
Micromet Inc.(a)(b)	135,060	907,603
Nanosphere Inc.(a)	30,117	151,489
Neuralstem Inc.(a)(b)	84,212	212,214
Novavax Inc.(a)(b)	146,129	320,023
Nymox Pharmaceutical Corp.(a)(b)	35,965	128,395
Omeros Corp.(a)(b)	32,887	239,746
OncoGenex Pharmaceutical Inc.(a)	11,135	165,243
Oncothyreon Inc.(a)(b)	47,647	166,288
Orchid Cellmark Inc.(a)	57,575	88,090
Orexigen Therapeutics Inc.(a)(b)	49,062	290,938
Oxygen Biotherapeutics Inc.(a)(b)	46,003	116,388
Peregrine Pharmaceuticals Inc.(a)(b)	99,725	144,601
Repligen Corp.(a)	55,146	188,048
Rexahn Pharmaceuticals Inc.(a)(b)	91,230	106,739
RTI Biologics Inc.(a)	92,885	244,288
RXi Pharmaceuticals Corp.(a)	25,924	74,402
Sangamo BioSciences Inc.(a)(b)	76,218	261,428
Sequenom Inc.(a)	125,489	879,678
StemCells Inc.(a)(b)	210,489	174,706
Strategic Diagnostics Inc.(a)	45,696	74,941
SuperGen Inc.(a)	102,288	213,782
Telik Inc.(a)(b)	105,727	76,123
Transcept Pharmaceuticals Inc.(a)	9,804	68,334
Vical Inc.(a)(b)	93,012	207,417
ZIOPHARM Oncology Inc.(a)(b)	82,723	310,211

		13,322,807

BUILDING MATERIALS – 0.75%
AAON Inc.	20,405	479,926
American DG Energy Inc.(a)(b)	36,371	108,385
Broadwind Energy Inc.(a)(b)	153,583	287,200
Builders FirstSource Inc.(a)	76,775	175,047
Comfort Systems USA Inc.	64,049	687,246
LSI Industries Inc.	33,915	217,734
NCI Building Systems Inc.(a)	31,498	300,176
PGT Inc.(a)	31,965	72,880
Trex Co. Inc.(a)	26,184	499,329

		2,827,923

CHEMICALS – 1.32%
Aceto Corp.	44,689	303,438
American Pacific Corp.(a)	18,249	80,661
American Vanguard Corp.	34,052	210,441
Chase Corp.(b)	13,468	195,959
Codexis Inc.(a)	10,017	96,163
Hawkins Inc.(b)	14,776	523,366
KMG Chemicals Inc.	10,758	151,580
Landec Corp.(a)	45,924	285,188
NL Industries Inc.	10,764	97,737
OMNOVA Solutions Inc.(a)	75,034	539,495

Security	Shares	Value
Penford Corp.(a)	22,720	$104,739
Quaker Chemical Corp.	18,264	594,676
Spartech Corp.(a)	51,444	422,355
TPC Group Inc.(a)	13,742	327,334
Zep Inc.	36,226	631,782
Zoltek Companies Inc.(a)	45,984	446,965

		5,011,879

COAL – 0.11%
L&L Energy Inc.(a)(b)	29,898	239,782
Westmoreland Coal Co.(a)	16,824	165,885

		405,667

COMMERCIAL SERVICES – 5.11%
Advance America Cash Advance Centers Inc.	91,151	367,339
Albany Molecular Research Inc.(a)	38,424	245,145
AMN Healthcare Services Inc.(a)	54,860	281,980
Arrowhead Research Corp.(a)(b)	126,697	133,032
Barrett Business Services Inc.	14,369	218,265
Bowne & Co. Inc.	65,865	746,250
Carriage Services Inc.(a)	32,664	163,647
Cass Information Systems Inc.	14,917	511,802
CDI Corp.	20,868	269,615
Collectors Universe Inc.	11,292	152,103
Consolidated Graphics Inc.(a)	15,273	633,066
CorVel Corp.(a)	12,042	511,183
CPI Corp.	8,931	231,134
CRA International Inc.(a)	18,593	335,604
Cross Country Healthcare Inc.(a)	52,464	377,216
Diamond Management & Technology Consultants Inc.	39,144	489,300
Document Security Systems Inc.(a)(b)	30,324	102,192
Dollar Financial Corp.(a)	41,173	859,280
Edgewater Technology Inc.(a)	19,840	53,965
Electro Rent Corp.	28,878	383,500
ExlService Holdings Inc.(a)	25,349	493,038
Exponent Inc.(a)	23,564	791,515
Franklin Covey Co.(a)	24,185	192,271
Great Lakes Dredge & Dock Corp.	98,696	573,424
H&E Equipment Services Inc.(a)	46,344	369,362
Hackett Group Inc. (The)(a)	52,460	216,660
Hill International Inc.(a)	44,877	201,049
Hudson Highland Group Inc.(a)	53,879	185,344
Innovaro Inc.(a)(b)	27,444	24,974
Integramed America Inc.(a)	16,612	155,821
Intersections Inc.	17,762	165,187
Jackson Hewitt Tax Service Inc.(a)(b)	56,469	51,951
Kendle International Inc.(a)	25,104	233,969
Kenexa Corp.(a)	37,728	660,995
Learning Tree International Inc.	11,393	115,297
LECG Corp.(a)	49,450	54,395
Mac-Gray Corp.	21,105	256,004
Medifast Inc.(a)	21,848	592,736
MedQuist Inc.(a)	20,805	182,252
Michael Baker Corp.(a)	13,467	443,872
Midas Inc.(a)	25,250	192,152
Multi-Color Corp.	20,051	308,785
Newtek Business Services Inc.	62,311	88,482
Odyssey Marine Exploration Inc.(a)	118,704	218,415

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iShares Russell Microcap Index Fund

September 30, 2010

Security	Shares	Value
On Assignment Inc.(a)	62,530	$328,282
PDI Inc.(a)	16,869	147,435
Pfsweb Inc.(a)	23,304	81,098
Premier Exhibitions Inc.(a)(b)	76,430	132,224
PRGX Global Inc.(a)	33,598	190,501
Princeton Review Inc. (The)(a)	35,280	71,971
Prospect Medical Holdings Inc.(a)	17,579	149,421
Providence Service Corp. (The)(a)	22,055	361,481
Rewards Network Inc.	12,155	174,424
Rural/Metro Corp.(a)	33,470	284,830
Saba Software Inc.(a)	51,508	280,204
Senomyx Inc.(a)	65,237	259,643
SFN Group Inc.(a)	85,543	514,113
Standard Parking Corp.(a)	29,206	499,423
StarTek Inc.(a)	21,615	90,351
Team Inc.(a)	31,958	549,997
Transcend Services Inc.(a)(b)	15,847	241,667
Tree.com Inc.(a)	13,905	91,078
VirnetX Holding Corp.(b)	59,521	873,768
Volt Information Sciences Inc.(a)	24,816	178,675

		19,334,154

COMPUTERS – 3.73%
3D Systems Corp.(a)(b)	30,682	482,014
Acorn Energy Inc.(a)(b)	29,238	150,283
Agilysys Inc.(a)	29,424	191,256
CIBER Inc.(a)	103,519	311,592
Compellent Technologies Inc.(a)	38,354	697,276
Computer Task Group Inc.(a)	25,890	197,800
Cray Inc.(a)	59,374	391,868
Datalink Corp.(a)	12,954	39,510
Digimarc Corp.(a)	13,313	312,323
Dot Hill Systems Corp.(a)	100,449	140,629
Dynamics Research Corp.(a)	17,090	175,685
EasyLink Services International Corp. Class A(a)	44,498	115,695
Echelon Corp.(a)(b)	55,196	471,926
eLoyalty Corp.(a)(b)	14,074	98,518
Furmanite Corp.(a)	62,543	305,210
Hutchinson Technology Inc.(a)	39,941	138,595
iCAD Inc.(a)	59,027	103,887
iGO Inc.(a)	67,993	133,266
Immersion Corp.(a)	49,079	290,057
Innodata Isogen Inc.(a)	44,064	121,617
Integral Systems Inc.(a)	30,638	226,108
KEY Tronic Corp.(a)	22,179	131,965
LaserCard Corp.(a)(b)	25,146	120,449
LivePerson Inc.(a)	75,179	631,504
Magma Design Automation Inc.(a)(b)	100,012	370,044
Maxwell Technologies Inc.(a)(b)	44,132	644,768
Mercury Computer Systems Inc.(a)	39,684	477,398
NCI Inc. Class A(a)	11,188	211,677
NetList Inc.(a)(b)	30,422	90,657
PAR Technology Corp.(a)(b)	17,059	104,913
Planar Systems Inc.(a)	40,478	92,290
Quantum Corp.(a)	358,907	760,883
Radiant Systems Inc.(a)	53,936	922,306
RadiSys Corp.(a)	41,635	392,202
Rimage Corp.(a)	16,821	276,537
Sigma Designs Inc.(a)	50,685	582,371

Security	Shares	Value
Silicon Graphics International Corp.(a)	51,110	$396,614
SMART Modular Technologies (WWH) Inc.(a)	85,764	517,157
Stratasys Inc.(a)	34,462	955,287
Super Micro Computer Inc.(a)	40,655	422,405
TechTeam Global Inc.(a)	16,198	113,224
Tier Technologies Inc. Class B(a)	25,250	139,885
TransAct Technologies Inc.(a)	18,950	151,600
Virtusa Corp.(a)	23,917	231,756
Wave Systems Corp. Class A(a)(b)	138,324	309,846

		14,142,853

COSMETICS & PERSONAL CARE – 0.35%
Elizabeth Arden Inc.(a)	39,588	791,364
Inter Parfums Inc.	22,974	404,113
Parlux Fragrances Inc.(a)	35,800	80,550
Physicians Formula Holdings Inc.(a)	21,840	66,830

		1,342,857

DISTRIBUTION & WHOLESALE – 0.58%
BMP Sunstone Corp.(a)(b)	49,271	374,459
Chindex International Inc.(a)	23,570	356,143
Core-Mark Holding Co. Inc.(a)	18,667	577,930
Houston Wire & Cable Co.	30,643	307,349
Navarre Corp.(a)	68,101	177,063
Rentrak Corp.(a)	16,644	420,594

		2,213,538

DIVERSIFIED FINANCIAL SERVICES – 1.94%
Ampal-American Israel Corp. Class A(a)(b)	40,063	66,505
Asset Acceptance Capital Corp.(a)	26,227	140,839
Asta Funding Inc.	20,823	158,879
Cohen & Co. Inc.	16,019	71,124
CompuCredit Holdings Corp.	19,693	94,920
Deerfield Capital Corp.(a)	1,884	12,868
Diamond Hill Investment Group Inc.	4,223	308,279
Encore Capital Group Inc.(a)	23,362	420,983
Epoch Holding Corp.	23,504	302,732
FBR Capital Markets Corp.(a)	88,081	276,574
Federal Agricultural Mortgage Corp. Class C NVS(b)	16,514	178,681
First Marblehead Corp. (The)(a)	90,188	211,040
FirstCity Financial Corp.(a)	19,274	155,927
Gleacher & Co. Inc.(a)	128,533	206,938
International Assets Holding Corp.(a)	21,736	393,422
JMP Group Inc.	26,989	164,633
LaBranche & Co. Inc.(a)	63,624	248,134
Ladenburg Thalmann Financial Services Inc.(a)(b)	157,631	160,784
MarketAxess Holdings Inc.	45,028	764,575
Marlin Business Services Corp.(a)	16,072	192,864
NewStar Financial Inc.(a)	47,273	350,293
Oppenheimer Holdings Inc. Class A	16,406	458,548
Penson Worldwide Inc.(a)	35,015	174,025
Rodman & Renshaw Capital Group Inc.(a)(b)	41,855	89,988
Sanders Morris Harris Group Inc.	35,946	203,454
SWS Group Inc.	45,525	326,414
TradeStation Group Inc.(a)	65,881	433,497
U.S. Global Investors Inc. Class A	22,764	143,868
Virtus Investment Partners Inc.(a)	9,537	288,590

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Microcap Index Fund

September 30, 2010

Security	Shares	Value
Westwood Holdings Group Inc.	10,034	$339,450

		7,338,828

ELECTRIC – 0.33%
Central Vermont Public Service Corp.	22,890	461,691
Pike Electric Corp.(a)	27,191	197,950
Synthesis Energy Systems Inc.(a)(b)	83,424	75,082
Unitil Corp.	22,825	501,009

		1,235,732

ELECTRICAL COMPONENTS & EQUIPMENT – 1.03%
Advanced Battery Technologies Inc.(a)	97,545	350,187
Capstone Turbine Corp.(a)(b)	393,073	303,492
Coleman Cable Inc.(a)(b)	18,354	109,940
Energy Conversion Devices Inc.(a)	77,786	390,486
Graham Corp.	16,594	257,539
Insteel Industries Inc.	29,357	263,626
Magnetek Inc.(a)	61,476	81,148
Nexxus Lighting Inc.(a)(b)	30,144	64,810
Orion Energy Systems Inc.(a)(b)	31,602	100,178
Powell Industries Inc.(a)	14,551	452,827
PowerSecure International Inc.(a)	31,015	287,199
Research Frontiers Inc.(a)(b)	33,527	132,767
SatCon Technology Corp.(a)(b)	122,353	460,047
Superconductor Technologies Inc.(a)(b)	34,536	58,711
Ultralife Corp.(a)	23,327	102,172
Vicor Corp.	32,119	469,259

		3,884,388

ELECTRONICS – 3.01%
Applied Energetics Inc.(a)(b)	129,762	145,333
Ballantyne Strong Inc.(a)	26,682	230,799
Bel Fuse Inc. Class B	18,059	375,988
BTU International Inc.(a)	15,217	105,302
CTS Corp.	55,797	536,767
Cyberoptics Corp.(a)	15,342	139,459
Daktronics Inc.	55,214	542,202
DDi Corp.	22,936	211,929
Digital Ally Inc.(a)(b)	36,735	70,531
Electro Scientific Industries Inc.(a)	45,444	504,883
FARO Technologies Inc.(a)	26,978	588,390
Frequency Electronics Inc.(a)	20,520	123,941
ICx Technologies Inc.(a)	20,604	155,560
IEC Electronics Corp.(a)(b)	19,838	104,348
Insignia Systems Inc.(a)	26,751	185,384
Iteris Inc.(a)	61,958	91,698
Keithley Instruments Inc.	19,214	413,293
LaBarge Inc.(a)	21,698	271,008
LeCroy Corp.(a)	24,899	196,702
LoJack Corp.(a)	36,654	140,018
LRAD Corp.(a)	54,934	86,246
Measurement Specialties Inc.(a)	24,188	446,994
MEMSIC Inc.(a)(b)	29,332	71,863
Methode Electronics Inc.	61,863	561,716
Nu Horizons Electronics Corp.(a)	32,499	225,868
NVE Corp.(a)	7,749	333,440
OSI Systems Inc.(a)	27,672	1,005,047

Security	Shares	Value
OYO Geospace Corp.(a)	7,152	$413,958
Parametric Sound Corp.	26,704	3,205
Sonic Solutions Inc.(a)(b)	41,800	475,684
Sparton Corp.(a)	16,234	98,865
Spectrum Control Inc.(a)	21,864	321,838
SRS Labs Inc.(a)	20,784	194,123
Stoneridge Inc.(a)	27,294	286,860
Sypris Solutions Inc.(a)	20,944	64,926
Taser International Inc.(a)(b)	102,418	397,382
Technitrol Inc.	68,615	302,592
Technology Research Corp.	15,384	61,536
UQM Technologies Inc.(a)	61,478	157,384
Viasystems Group Inc.(a)	7,033	106,902
X-Rite Inc.(a)	57,624	218,395
Zagg Inc.(a)(b)	31,944	153,012
Zygo Corp.(a)	29,784	291,883

		11,413,254

ENERGY – ALTERNATE SOURCES – 0.59%
Ascent Solar Technologies Inc.(a)(b)	30,864	97,530
Comverge Inc.(a)(b)	41,844	328,894
Ecotality Inc.(a)	14,304	49,492
Evergreen Solar Inc.(a)(b)	329,955	242,187
FuelCell Energy Inc.(a)(b)	151,938	186,884
Green Plains Renewable Energy Inc.(a)	27,179	329,138
Headwaters Inc.(a)	100,692	362,491
Hoku Corp.(a)(b)	29,964	81,802
Lightbridge Corp.(a)(b)	18,842	111,733
Ocean Power Technologies Inc.(a)(b)	21,001	108,155
Syntroleum Corp.(a)(b)	123,106	230,208
Verenium Corp.(a)(b)	25,618	84,539

		2,213,053

ENGINEERING & CONSTRUCTION – 0.50%
Argan Inc.(a)	14,887	139,194
ENGlobal Corp.(a)	33,564	84,581
Lime Energy Co.(a)(b)	23,116	82,987
Mistras Group Inc.(a)	25,314	293,136
MYR Group Inc.(a)	33,924	556,014
National Technical Systems Inc.	16,817	129,491
Sterling Construction Co. Inc.(a)	27,653	342,344
VSE Corp.	7,537	265,830

		1,893,577

ENTERTAINMENT – 0.57%
Bluegreen Corp.(a)	29,064	81,089
Carmike Cinemas Inc.(a)(b)	18,095	157,788
Century Casinos Inc.(a)	35,784	74,073
Dover Downs Gaming & Entertainment Inc.	30,184	102,626
Dover Motorsports Inc.(a)	53,247	97,442
Empire Resorts Inc.(a)	53,353	59,222
Great Wolf Resorts Inc.(a)	63,917	121,442
Isle of Capri Casinos Inc.(a)	25,987	186,067
Lakes Entertainment Inc.(a)	40,544	69,736
Reading International Inc. Class A(a)	41,125	186,296
Rick’s Cabaret International Inc.(a)	15,847	115,366
Shuffle Master Inc.(a)	88,464	743,982

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iShares Russell Microcap Index Fund

September 30, 2010

Security	Shares	Value
Steinway Musical Instruments Inc.(a)	9,756	$167,998

		2,163,127

ENVIRONMENTAL CONTROL – 0.71%
ADA-ES Inc.(a)	12,786	62,012
Casella Waste Systems Inc. Class A(a)	45,985	193,137
CECO Environmental Corp.(a)	14,958	89,598
Energy Recovery Inc.(a)	66,470	238,627
Fuel Tech Inc.(a)(b)	29,280	183,586
Hudson Technologies Inc.(a)	28,939	50,354
Industrial Services of America Inc.(a)(b)	6,507	100,078
Met-Pro Corp.	25,541	257,709
Metalico Inc.(a)(b)	62,899	240,903
Perma-Fix Environmental Services Inc.(a)	91,863	153,411
Rentech Inc.(a)(b)	367,151	362,011
Sharps Compliance Corp.(a)(b)	14,834	74,912
TRC Companies Inc.(a)	20,711	52,606
US Ecology Inc.	29,557	472,912
WCA Waste Corp.(a)	30,684	147,283

		2,679,139

FOOD – 0.98%
B&G Foods Inc. Class A	79,620	869,451
Calavo Growers Inc.	19,419	421,004
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	50,222	198,879
HQ Sustainable Maritime Industries Inc.(a)(b)	28,401	85,487
Imperial Sugar Co.	21,523	281,521
Inventure Foods Inc.(a)	27,984	105,500
John B. Sanfilippo & Son Inc.(a)	18,722	247,130
Lifeway Foods Inc.(a)(b)	10,566	111,154
Overhill Farms Inc.(a)	32,916	150,097
Rocky Mountain Chocolate Factory Inc.	14,504	137,498
Seneca Foods Corp. Class A(a)	15,312	401,021
Spartan Stores Inc.	39,612	574,374
Tasty Baking Co.	18,624	127,202

		3,710,318

FOREST PRODUCTS & PAPER – 0.70%
Buckeye Technologies Inc.	64,164	943,853
Cellu Tissue Holdings Inc.(a)	14,652	174,798
KapStone Paper and Packaging Corp.(a)	63,736	773,755
Neenah Paper Inc.	23,997	364,754
Orchids Paper Products Co.(a)(b)	10,696	154,557
Verso Paper Corp.(a)(b)	27,209	78,362
Xerium Technologies Inc.(a)	13,086	172,474

		2,662,553

GAS – 0.19%
Chesapeake Utilities Corp.	16,258	588,865
Gas Natural Inc.	11,180	124,321

		713,186

HAND & MACHINE TOOLS – 0.09%
L.S. Starrett Co. (The) Class A	11,221	117,259

Security	Shares	Value
Thermadyne Holdings Corp.(a)	15,068	$212,911

		330,170

HEALTH CARE – PRODUCTS – 4.55%
ABIOMED Inc.(a)	52,911	561,386
Addus HomeCare Corp.(a)	10,663	42,545
Alpha ProTech Ltd.(a)(b)	38,244	61,190
Alphatec Holdings Inc.(a)	83,592	178,051
AngioDynamics Inc.(a)	42,575	648,843
AtriCure Inc.(a)	24,048	190,941
Atrion Corp.	2,086	328,566
BioClinca Inc.(a)	24,472	87,120
BIOLASE Technology Inc.(a)	52,644	61,594
Bovie Medical Corp.(a)	31,255	67,511
BSD Medical Corp.(a)	25,596	82,163
Caliper Life Sciences Inc.(a)	78,114	311,675
Cantel Medical Corp.	21,582	349,628
CardioNet Inc.(a)	41,161	185,636
Cardiovascular Systems Inc.(a)	20,630	109,133
Cerus Corp.(a)(b)	67,645	259,757
Clinical Data Inc.(a)(b)	20,577	347,134
Columbia Laboratories Inc.(a)	101,784	110,945
Cutera Inc.(a)	25,373	205,521
Cynosure Inc. Class A(a)	18,719	191,121
Digirad Corp.(a)	46,199	94,708
Endologix Inc.(a)(b)	83,104	378,954
Exactech Inc.(a)	15,770	257,366
Female Health Co. (The)	32,304	166,366
Hansen Medical Inc.(a)(b)	72,200	103,246
Iridex Corp.(a)	18,529	65,778
IRIS International Inc.(a)	29,669	284,822
Kensey Nash Corp.(a)	13,121	379,066
LCA-Vision Inc.(a)	30,056	167,412
MAKO Surgical Corp.(a)(b)	44,993	431,033
Medical Action Industries Inc.(a)	24,979	226,060
MEDTOX Scientific Inc.(a)	14,347	166,856
MELA Sciences Inc.(a)(b)	42,762	278,808
Merge Healthcare Inc.(a)	84,740	245,746
Metabolix Inc.(a)(b)	44,126	555,105
Microvision Inc.(a)(b)	147,246	322,469
Natus Medical Inc.(a)	47,199	687,689
OraSure Technologies Inc.(a)	80,209	324,847
Orthovita Inc.(a)	113,478	257,595
Osteotech Inc.(a)	24,314	157,069
Palomar Medical Technologies Inc.(a)	30,989	320,116
PURE Bioscience(a)	62,724	144,893
Quidel Corp.(a)	35,544	390,629
Rochester Medical Corp.(a)	20,276	221,211
Rockwell Medical Technologies Inc.(a)(b)	34,086	241,329
SeraCare Life Sciences Inc.(a)	29,064	106,374
Solta Medical Inc.(a)(b)	106,572	213,144
SonoSite Inc.(a)	24,830	832,053
Spectranetics Corp.(a)	60,779	329,422
Staar Surgical Co.(a)	60,604	327,868
Stereotaxis Inc.(a)(b)	50,474	208,962
SurModics Inc.(a)	28,836	343,725
Symmetry Medical Inc.(a)	59,997	578,371
Synergetics USA Inc.(a)(b)	43,270	121,156
Syneron Medical Ltd.(a)	60,572	600,874

72	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Microcap Index Fund

September 30, 2010

Security	Shares	Value
Synovis Life Technologies Inc.(a)	19,823	$296,354
TomoTherapy Inc.(a)	81,804	287,950
TranS1 Inc.(a)(b)	30,684	75,790
Unilife Corp.(a)(b)	83,477	503,366
Uroplasty Inc.(a)	39,927	189,653
Vascular Solutions Inc.(a)	29,784	341,920
Vital Images Inc.(a)	24,564	324,982
Young Innovations Inc.	10,561	302,150

		17,233,747

HEALTH CARE – SERVICES – 1.71%
Air Methods Corp.(a)	18,329	762,120
Alliance Healthcare Services Inc.(a)	45,561	208,669
Allied Healthcare International Inc.(a)	78,368	195,920
Almost Family Inc.(a)	13,656	404,627
America Service Group Inc.	15,953	237,381
American Dental Partners Inc.(a)	27,486	331,481
Assisted Living Concepts Inc. Class A(a)	16,105	490,236
Capital Senior Living Corp.(a)	47,918	255,403
Continucare Corp.(a)	48,550	203,910
Emergent Group Inc.	6,369	37,131
Ensign Group Inc. (The)	24,854	446,129
Five Star Quality Care Inc.(a)	55,240	278,962
MedCath Corp.(a)	34,908	351,524
Metropolitan Health Networks Inc.(a)	68,890	261,782
Neostem Inc.(a)(b)	44,959	91,267
NightHawk Radiology Holdings Inc.(a)	41,051	261,905
NovaMed Inc.(a)(b)	12,864	124,652
Psychemedics Corp.	14,445	134,339
RadNet Inc.(a)(b)	53,149	127,558
Res-Care Inc.(a)	40,764	540,938
Skilled Healthcare Group Inc. Class A(a)	34,345	134,976
Sunrise Senior Living Inc.(a)	88,955	305,116
U.S. Physical Therapy Inc.(a)	16,960	283,571

		6,469,597

HOLDING COMPANIES – DIVERSIFIED – 0.16%
Harbinger Group Inc.(a)	19,176	106,427
Information Services Group Inc.(a)	52,367	93,737
Primoris Services Corp.(b)	37,524	245,407
Resource America Inc. Class A	26,630	151,258

		596,829

HOME BUILDERS – 0.67%
AMREP Corp.(a)	2,355	28,943
Beazer Homes USA Inc.(a)(b)	123,332	509,361
Brookfield Homes Corp.(a)(b)	16,067	131,589
Cavco Industries Inc.(a)	12,033	432,105
Hovnanian Enterprises Inc. Class A(a)(b)	87,166	342,563
M/I Homes Inc.(a)	31,044	321,926
Skyline Corp.	13,013	263,643
Winnebago Industries Inc.(a)	48,388	504,203

		2,534,333

HOME FURNISHINGS – 0.63%
American Woodmark Corp.	15,375	272,599

Security	Shares	Value
Audiovox Corp. Class A(a)	33,052	$226,076
Bassett Furniture Industries Inc.(a)	22,357	110,220
Flexsteel Industries	4,692	71,975
Furniture Brands International Inc.(a)	74,590	401,294
Hooker Furniture Corp.	18,927	220,121
Kimball International Inc. Class B	53,992	314,773
Sealy Corp.(a)(b)	84,864	207,068
Stanley Furniture Co. Inc.(a)	18,938	65,147
Universal Electronics Inc.(a)	23,664	493,395

		2,382,668

HOUSEHOLD PRODUCTS & WARES – 0.80%
ACCO Brands Corp.(a)	92,510	531,932
Acme United Corp.	9,567	100,071
CSS Industries Inc.	12,663	218,943
Ennis Inc.	44,367	793,726
Kid Brands Inc.(a)	22,919	197,103
Oil-Dri Corp. of America	10,560	227,146
Prestige Brands Holdings Inc.(a)	71,395	706,097
Standard Register Co. (The)	32,594	95,174
Summer Infant Inc.(a)(b)	20,841	162,977

		3,033,169

HOUSEWARES – 0.16%
Libbey Inc.(a)	27,879	367,166
Lifetime Brands Inc.(a)	16,295	246,055

		613,221

INSURANCE – 2.50%
21st Century Holding Co.	36,960	128,990
Ambac Financial Group Inc.(a)(b)	460,000	255,300
American Independence Corp.(a)	2,324	11,155
American Physicians Capital Inc.	12,703	526,666
American Physicians Service Group Inc.	12,828	414,986
American Safety Insurance Holdings Ltd.(a)	18,804	307,257
Amerisafe Inc.(a)	30,890	580,114
Baldwin & Lyons Inc. Class B	14,750	375,388
Citizens Inc.(a)(b)	60,938	419,863
Crawford & Co. Class B(a)	44,522	108,188
Donegal Group Inc. Class A	19,638	256,669
Eastern Insurance Holdings Inc.	18,264	190,494
eHealth Inc.(a)	40,267	520,250
EMC Insurance Group Inc.	8,746	186,465
First Acceptance Corp.(a)	39,542	66,826
First Mercury Financial Corp.	25,157	253,583
FPIC Insurance Group Inc.(a)	16,891	592,705
Hallmark Financial Services Inc.(a)	20,323	177,623
Independence Holding Co.	10,459	73,945
Kansas City Life Insurance Co.	7,115	221,917
Life Partners Holdings Inc.(b)	13,584	258,504
Maiden Holdings Ltd.	84,887	645,990
Mercer Insurance Group Inc.	12,684	225,775
National Interstate Corp.	10,704	233,026
NYMAGIC Inc.	8,029	206,104
Penn Millers Holding Corp.(a)	11,123	164,509
Phoenix Companies Inc. (The)(a)	188,605	396,070
PMA Capital Corp. Class A(a)	54,714	412,544

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iShares Russell Microcap Index Fund

September 30, 2010

Security	Shares	Value
Presidential Life Corp.	33,907	$332,289
Primus Guaranty Ltd.(a)(b)	31,434	143,339
SeaBright Insurance Holdings Inc.	38,290	308,617
Stewart Information Services Corp.(b)	29,605	335,129
Universal Insurance Holdings Inc.	28,994	130,183

		9,460,463

INTERNET – 4.36%
1-800-FLOWERS.COM Inc.(a)	52,128	98,522
A.D.A.M. Inc.(a)	20,058	127,168
ActivIdentity Corp.(a)	83,701	182,468
Alloy Inc.(a)	17,680	171,673
Answers Corp.(a)	17,392	107,135
Arbinet Corp.(a)	8,411	61,737
Autobytel Inc.(a)	86,114	74,902
Cinedigm Digital Cinema Corp. Class A(a)(b)	44,099	58,652
Dice Holdings Inc.(a)	25,894	219,581
Drugstore.com Inc.(a)	153,222	294,186
ePlus Inc.(a)	9,786	209,910
Global Sources Ltd.(a)	38,563	291,151
Globalscape Inc.(a)	22,945	60,116
Harris Interactive Inc.(a)	79,104	74,358
Health Grades Inc.(a)	45,135	369,656
HealthStream Inc.(a)	31,822	169,293
Hollywood Media Corp.(a)	59,724	73,460
InfoSpace Inc.(a)	60,263	521,878
interCLICK Inc.(a)	34,658	140,711
Internap Network Services Corp.(a)	86,257	423,522
Internet Brands Inc. Class A(a)	48,103	638,808
Internet Capital Group Inc.(a)	61,437	677,650
iPass Inc.(a)	94,762	115,610
Keynote Systems Inc.	23,613	274,383
KIT Digital Inc.(a)(b)	34,078	408,595
Knot Inc. (The)(a)	49,584	452,702
Lionbridge Technologies Inc.(a)	101,157	434,975
Liquidity Services Inc.(a)	24,905	398,729
Local.com Corp.(a)(b)	29,591	130,792
LoopNet Inc.(a)	30,272	358,420
ModusLink Global Solutions Inc.(a)	73,164	464,591
Move Inc.(a)	261,084	582,217
NaviSite Inc.(a)	43,691	146,365
Network Engines Inc.(a)	65,945	96,280
Online Resources Corp.(a)	47,126	209,239
Openwave Systems Inc.(a)	137,604	233,927
Overstock.com Inc.(a)(b)	24,824	390,233
PCTEL Inc.(a)	35,824	219,959
Perficient Inc.(a)	38,492	351,817
RightNow Technologies Inc.(a)	36,444	717,947
S1 Corp.(a)	85,867	447,367
Safeguard Scientifics Inc.(a)	35,349	442,923
Spark Networks Inc.(a)	27,325	88,260
SPS Commerce Inc.(a)	10,004	128,251
Stamps.com Inc.(a)	18,537	240,981
Support.com Inc.(a)	79,307	363,226
TechTarget Inc.(a)	26,544	139,356
TeleCommunication Systems Inc.(a)	75,244	294,204
Terremark Worldwide Inc.(a)	100,505	1,039,222
TheStreet.com Inc.	53,805	151,192
TigerLogic Corp.(a)(b)	19,870	96,171

Security	Shares	Value
Towerstream Corp.(a)	54,822	$117,319
Travelzoo Inc.(a)	9,105	234,545
US Auto Parts Network Inc.(a)	23,760	194,832
Vasco Data Security International Inc.(a)	44,178	287,157
Vitacost.com Inc.(a)	24,115	144,931
Vocus Inc.(a)	28,248	522,023
Web.com Group Inc.(a)	46,344	254,892
Zix Corp.(a)(b)	103,424	293,724

		16,513,894

INVESTMENT COMPANIES – 2.28%
Arlington Asset Investment Corp. Class A	11,229	261,748
Capital Southwest Corp.	4,957	450,096
Fifth Street Finance Corp.	90,134	1,004,093
Gladstone Capital Corp.	34,240	385,885
Gladstone Investment Corp.	41,664	279,149
Golub Capital BDC Inc.	12,637	193,346
Harris & Harris Group Inc.(a)	56,988	243,339
Hercules Technology Growth Capital Inc.	60,819	614,880
Kayne Anderson Energy Development Co.	19,444	312,076
Kohlberg Capital Corp.(b)	38,733	259,124
Main Street Capital Corp.	25,740	409,009
MCG Capital Corp.	128,679	751,485
Medallion Financial Corp.	34,844	271,435
MVC Capital Inc.	41,338	536,154
NGP Capital Resources Co.	37,715	341,698
PennantPark Investment Corp.	58,833	624,218
PennyMac Mortgage Investment Trust(d)	28,855	516,216
THL Credit Inc.	16,643	196,054
TICC Capital Corp.	46,212	478,294
Tortoise Capital Resources Corp.	19,797	110,863
Triangle Capital Corp.(b)	25,329	404,757

		8,643,919

IRON & STEEL – 0.35%
Friedman Industries Inc.	20,490	139,332
Gibraltar Industries Inc.(a)	49,224	442,031
Olympic Steel Inc.	14,827	340,873
Shiloh Industries Inc.(a)	10,739	103,954
Universal Stainless & Alloy Products Inc.(a)	11,540	283,422

		1,309,612

LEISURE TIME – 0.29%
Ambassadors Group Inc.	32,328	366,600
Arctic Cat Inc.(a)	20,506	210,186
Escalade Inc.(a)(b)	16,069	77,292
Marine Products Corp.(a)	16,975	104,226
Multimedia Games Inc.(a)	47,964	177,467
Nautilus Inc.(a)	36,804	48,949
Town Sports International Holdings Inc.(a)	37,355	102,353

		1,087,073

LODGING – 0.29%
Marcus Corp.	34,510	408,943
Monarch Casino & Resort Inc.(a)	14,828	166,222
Morgans Hotel Group Co.(a)(b)	37,719	276,103

74	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Microcap Index Fund

September 30, 2010

Security	Shares	Value
MTR Gaming Group Inc.(a)	44,954	$80,468
Red Lion Hotels Corp.(a)	22,044	164,007

		1,095,743

MACHINERY – 1.33%
Adept Technology Inc.(a)	16,365	95,572
Alamo Group Inc.	11,244	251,078
Altra Holdings Inc.(a)	44,712	658,608
Bolt Technology Corp.(a)	16,699	171,165
Cascade Corp.	14,902	473,884
Columbus McKinnon Corp.(a)	31,918	529,520
DXP Enterprises Inc.(a)	13,840	262,683
Flow International Corp.(a)	80,147	210,787
Gerber Scientific Inc.(a)	41,664	257,067
Hardinge Inc.	21,452	164,322
Hurco Companies Inc.(a)	11,259	203,450
Intevac Inc.(a)	37,239	372,762
Kadant Inc.(a)	20,405	385,858
Key Technology Inc.(a)	10,186	131,603
Park-Ohio Holdings Corp.(a)	13,969	185,788
Presstek Inc.(a)(b)	50,928	111,532
Tecumseh Products Co. Class A(a)	30,734	352,519
Twin Disc Inc.	14,765	205,972

		5,024,170

MANUFACTURING – 1.17%
American Railcar Industries Inc.(a)	15,615	244,843
Cereplast Inc.(a)	20,397	65,678
FreightCar America Inc.	19,316	475,174
GP Strategies Corp.(a)	27,219	247,421
LSB Industries Inc.(a)	28,165	523,024
Lydall Inc.(a)	31,596	232,547
Myers Industries Inc.	57,865	497,060
PMFG Inc.(a)(b)	25,583	436,190
Portec Rail Products Inc.(b)	16,920	196,610
Reddy Ice Holdings Inc.(a)	43,075	98,211
Smith & Wesson Holding Corp.(a)(b)	101,692	362,024
Standex International Corp.	20,448	494,637
Sturm, Ruger & Co. Inc.(b)	32,359	441,377
Synalloy Corp.	12,526	107,097

		4,421,893

MEDIA – 1.58%
A.H. Belo Corp. Class A(a)	31,765	224,579
Acacia Research Corp.(a)	56,760	998,976
Beasley Broadcast Group Inc. Class A(a)	16,311	86,285
Cambium Learning Group Inc.(a)	28,728	91,930
Courier Corp.	18,804	267,393
Cumulus Media Inc. Class A(a)(b)	41,660	117,065
E.W. Scripps Co. (The) Class A(a)	51,782	408,042
Emmis Communications Corp.(a)	60,772	47,402
Entercom Communications Corp.(a)	41,767	328,289
Entravision Communications Corp. Class A(a)(b)	83,901	166,963
Fisher Communications Inc.(a)	11,715	204,192
Global Traffic Network Inc.(a)	27,635	139,004
Gray Television Inc.(a)	81,395	163,604
Journal Communications Inc. Class A(a)	73,783	332,761

Security	Shares	Value
Lee Enterprises Inc.(a)(b)	81,966	$219,669
Lin TV Corp. Class A(a)	50,844	225,747
LodgeNet Interactive Corp.(a)(b)	47,604	133,291
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	44,877	212,717
McClatchy Co. (The) Class A(a)(b)	100,790	396,105
Media General Inc. Class A(a)(b)	38,075	341,152
New Frontier Media Inc.(a)	55,884	99,474
Nexstar Broadcasting Group Inc.(a)	21,248	109,427
Outdoor Channel Holdings Inc.(a)	25,166	139,168
Playboy Enterprises Inc. Class B(a)	36,766	188,977
PRIMEDIA Inc.	31,884	121,159
Radio One Inc. Class D(a)	70,822	62,330
Spanish Broadcasting System Inc.(a)	79,496	69,162
Westwood One Inc.(a)(b)	8,782	74,559

		5,969,422

METAL FABRICATE & HARDWARE – 1.03%
A.M. Castle & Co.(a)	27,105	359,141
Ampco-Pittsburgh Corp.	13,944	346,090
Dynamic Materials Corp.	22,070	333,478
Eastern Co. (The)	11,383	185,998
Hawk Corp. Class A(a)	8,498	367,708
L.B. Foster Co. Class A(a)	17,351	502,138
Ladish Co. Inc.(a)	25,784	802,656
Lawson Products Inc.	7,217	110,204
NN Inc.(a)	29,078	239,894
Northwest Pipe Co.(a)	15,709	274,908
TriMas Corp.(a)	24,891	369,631

		3,891,846

MINING – 1.04%
Capital Gold Corp.(a)	106,705	515,385
Charles & Colvard Ltd.(a)(b)	36,726	81,164
General Moly Inc.(a)(b)	106,095	388,308
Golden Minerals Co.(a)(b)	14,138	219,563
Horsehead Holding Corp.(a)	70,955	700,326
Mines Management Inc.(a)(b)	46,521	102,346
Solitario Exploration & Royalty Corp.(a)	40,651	93,091
Timberline Resources Corp.(a)(b)	88,462	103,501
U.S. Energy Corp.(a)	46,698	212,009
United States Lime & Minerals Inc.(a)	3,161	122,204
Uranerz Energy Corp.(a)(b)	78,142	125,027
Uranium Energy Corp.(a)(b)	102,337	335,665
US Gold Corp.(a)	149,550	743,264
Vista Gold Corp.(a)(b)	78,024	200,522

		3,942,375

OIL & GAS – 2.81%
Abraxas Petroleum Corp.(a)	118,523	336,605
Adams Resources & Energy Inc.	7,393	131,226
American Oil & Gas Inc.(a)	83,415	675,662
Approach Resources Inc.(a)	22,580	252,444
Arabian American Development Co.(a)	23,950	58,678
Bronco Drilling Co. Inc.(a)	38,331	152,941
Callon Petroleum Co.(a)	48,028	237,739
Cano Petroleum Inc.(a)(b)	101,600	41,148
Cheniere Energy Inc.(a)(b)	94,944	239,259

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iShares Russell Microcap Index Fund

September 30, 2010

Security	Shares	Value
CREDO Petroleum Corp.(a)(b)	14,297	$118,093
Crimson Exploration Inc.(a)(b)	35,880	102,258
Crosstex Energy Inc.(a)	69,645	550,196
Delta Petroleum Corp.(a)	299,424	235,527
Double Eagle Petroleum Co.(a)	28,885	127,094
Endeavour International Corp.(a)(b)	239,473	308,920
Evolution Petroleum Corp.(a)	26,557	159,608
FX Energy Inc.(a)	77,097	319,182
Gastar Exploration Ltd.(a)	72,857	292,885
GeoResources Inc.(a)	21,378	339,910
GMX Resources Inc.(a)(b)	50,713	246,465
Harvest Natural Resources Inc.(a)	54,944	572,517
Houston American Energy Corp.(b)	31,224	312,240
Hyperdynamics Corp.(a)(b)	166,342	392,567
Kodiak Oil & Gas Corp.(a)	244,980	830,482
Magellan Petroleum Corp.(a)	85,017	161,532
Magnum Hunter Resources Corp.(a)	89,253	369,507
Miller Petroleum Inc.(a)	31,356	169,009
NGAS Resources Inc.(a)(b)	66,159	57,406
Panhandle Oil and Gas Inc.	12,498	308,576
Pioneer Drilling Co.(a)	88,146	562,371
PostRock Energy Corp.(a)(b)	13,920	46,075
RAM Energy Resources Inc.(a)	97,238	151,691
Seahawk Drilling Inc.(a)	17,643	149,260
Tri-Valley Corp.(a)(b)	71,836	48,130
VAALCO Energy Inc.(a)	81,306	466,696
Vantage Drilling Co.(a)	252,039	403,262
Warren Resources Inc.(a)	118,938	472,184
Zion Oil & Gas Inc.(a)(b)	43,041	222,952

		10,622,297

OIL & GAS SERVICES – 1.05%
Allis-Chalmers Energy Inc.(a)(b)	57,924	241,543
Basic Energy Services Inc.(a)	37,704	321,238
Dawson Geophysical Co.(a)	13,384	356,684
Flotek Industries Inc.(a)(b)	56,950	78,591
Geokinetics Inc.(a)(b)	18,936	117,403
Global Geophysical Services Inc.(a)	13,942	101,637
Gulf Island Fabrication Inc.	23,558	428,756
Matrix Service Co.(a)	44,110	385,963
Mitcham Industries Inc.(a)	19,704	145,810
Natural Gas Services Group Inc.(a)	20,424	301,662
Omni Energy Services Corp.(a)	38,026	103,811
T-3 Energy Services Inc.(a)	21,625	565,494
Tesco Corp.(a)	49,815	599,274
TGC Industries Inc.(a)	27,404	105,231
Union Drilling Inc.(a)(b)	24,653	110,445

		3,963,542

PACKAGING & CONTAINERS – 0.15%
AEP Industries Inc.(a)	7,355	173,725
Astronics Corp.(a)	16,340	285,133
UFP Technologies Inc.(a)	10,671	125,598

		584,456

PHARMACEUTICALS – 5.53%
ACADIA Pharmaceuticals Inc.(a)	68,015	61,975

Security	Shares	Value
Achillion Pharmaceuticals Inc.(a)	62,870	$189,867
Adolor Corp.(a)	83,267	89,928
Akorn Inc.(a)	97,355	393,314
Alexza Pharmaceuticals Inc.(a)(b)	74,481	236,105
Alimera Sciences Inc.(a)	12,433	118,984
Amicus Therapeutics Inc.(a)(b)	30,213	118,133
Anadys Pharmaceuticals Inc.(a)	80,353	186,419
Anika Therapeutics Inc.(a)	24,576	148,193
Animal Health International Inc.(a)	32,304	88,836
Antares Pharma Inc.(a)	126,751	183,789
Anthera Pharmaceuticals Inc.(a)	13,304	55,744
Aoxing Pharmaceutical Co. Inc.(a)(b)	42,117	128,878
Array BioPharma Inc.(a)	88,741	286,633
AVANIR Pharmaceuticals Inc. Class A(a)(b)	120,145	383,263
AVI BioPharma Inc.(a)(b)	183,383	337,425
Biodel Inc.(a)(b)	30,208	160,102
BioDelivery Sciences International Inc.(a)(b)	30,305	88,794
BioScrip Inc.(a)	63,819	329,306
BioSpecifics Technologies Corp.(a)(b)	7,802	210,030
Caraco Pharmaceutical Laboratories Ltd.(a)	14,684	79,000
Chelsea Therapeutics International Ltd.(a)(b)	53,677	274,826
Clarient Inc.(a)	93,585	316,317
Corcept Therapeutics Inc.(a)	51,525	200,432
Cornerstone Therapeutics Inc.(a)(b)	15,300	108,018
Cumberland Pharmaceuticals Inc.(a)	22,818	132,573
Cyclacel Pharmaceuticals Inc.(a)	65,678	112,966
Cypress Bioscience Inc.(a)	64,327	247,659
Depomed Inc.(a)	90,234	404,248
DURECT Corp.(a)	144,920	368,097
Dusa Pharmaceuticals Inc.(a)	34,038	83,393
Dyax Corp.(a)	170,821	404,846
Dynavax Technologies Corp.(a)	122,315	223,836
Emergent BioSolutions Inc.(a)	32,080	553,701
EpiCept Corp.(a)(b)	84,991	54,139
Eurand NV(a)	30,215	297,316
Furiex Pharmaceuticals Inc.(a)	4,846	54,663
Hi-Tech Pharmacal Co. Inc.(a)	16,824	340,518
Idenix Pharmaceuticals Inc.(a)(b)	59,301	183,833
Infinity Pharmaceuticals Inc.(a)(b)	24,888	137,133
Inspire Pharmaceuticals Inc.(a)	98,004	583,124
ISTA Pharmaceuticals Inc.(a)	44,452	182,253
Jazz Pharmaceuticals Inc.(a)	26,165	280,750
K-V Pharmaceutical Co. Class A(a)	74,156	173,525
Keryx Biopharmaceuticals Inc.(a)	85,510	411,303
Lannett Co. Inc.(a)(b)	18,768	85,957
Ligand Pharmaceuticals Inc. Class B(a)	199,239	314,798
Mannatech Inc.(a)	28,969	59,386
MAP Pharmaceuticals Inc.(a)	24,199	370,245
Matrixx Initiatives Inc.(a)	20,849	106,330
MediciNova Inc.(a)	5,265	27,431
Myrexis Inc(a)	51,284	197,956
Nabi Biopharmaceuticals(a)	79,190	380,112
Nature’s Sunshine Products Inc.(a)	12,807	114,495
Neurocrine Biosciences Inc.(a)	81,015	490,951
NeurogesX Inc.(a)(b)	20,901	144,426
NPS Pharmaceuticals Inc.(a)	112,441	769,096
Nutraceutical International Corp.(a)	17,492	274,449
Obagi Medical Products Inc.(a)	30,702	322,371
Oculus Innovative Sciences Inc.(a)(b)	34,534	53,873
Omega Protein Corp.(a)	33,497	192,273

76	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Microcap Index Fund

September 30, 2010

Security	Shares	Value
Opko Health Inc.(a)	152,735	$342,126
Osiris Therapeutics Inc.(a)(b)	28,328	206,228
Pain Therapeutics Inc.(a)	62,240	384,643
PetMed Express Inc.	38,424	672,420
Pharmacyclics Inc.(a)	73,985	596,319
POZEN Inc.(a)(b)	44,747	316,809
Progenics Pharmaceuticals Inc.(a)	47,342	239,077
Raptor Pharmaceutical Corp.(a)(b)	53,850	158,858
Reliv International Inc.	32,909	70,754
Rigel Pharmaceuticals Inc.(a)	89,072	749,096
Santarus Inc.(a)	89,049	268,038
Schiff Nutrition International Inc.	21,705	177,981
SciClone Pharmaceuticals Inc.(a)(b)	66,201	174,771
SIGA Technologies Inc.(a)(b)	54,066	457,398
Somaxon Pharmaceuticals Inc.(a)(b)	46,702	181,671
Spectrum Pharmaceuticals Inc.(a)	82,975	346,006
Star Scientific Inc.(a)(b)	160,421	336,884
Sucampo Pharmaceuticals Inc.(a)	24,336	91,260
Synta Pharmaceuticals Corp.(a)(b)	42,980	171,490
Theragenics Corp.(a)	75,029	95,287
Threshold Pharmaceuticals Inc.(a)	56,092	71,798
Trimeris Inc.(a)	34,335	86,524
Trubion Pharmaceuticals Inc.(a)	16,284	74,092
Vanda Pharmaceuticals Inc.(a)	46,032	307,494
XenoPort Inc.(a)	45,256	321,770
Zalicus Inc.(a)	108,896	141,565

		20,948,695

REAL ESTATE – 0.73%
Avatar Holdings Inc.(a)	15,288	291,695
Consolidated-Tomoka Land Co.	9,624	274,380
Grubb & Ellis Co.(a)(b)	77,196	92,635
HFF Inc. Class A(a)	31,995	296,914
Resource Capital Corp.	71,723	455,441
Retail Opportunity Investments Corp.	70,501	674,695
Terreno Realty Corp.(a)	18,983	345,870
Thomas Properties Group Inc.(a)	65,928	235,363
ZipRealty Inc.(a)	31,584	91,278

		2,758,271

REAL ESTATE INVESTMENT TRUSTS – 3.81%
Agree Realty Corp.	15,126	381,931
Apollo Commercial Real Estate Finance Inc.	31,691	509,274
Arbor Realty Trust Inc.(a)(b)	31,584	159,183
Associated Estates Realty Corp.(b)	55,175	771,346
BRT Realty Trust(a)	18,143	115,934
CapLease Inc.	96,168	537,579
Cedar Shopping Centers Inc.	87,736	533,435
Chatham Lodging Trust(a)	18,291	340,395
Chesapeake Lodging Trust	16,464	269,351
Cogdell Spencer Inc.	72,084	455,571
Colony Financial Inc.	24,890	459,967
CreXus Investment Corp.	24,022	288,985
Cypress Sharpridge Investments Inc.	50,398	672,813
Dynex Capital Inc.	37,271	401,781
Education Realty Trust Inc.(b)	93,572	669,040
Excel Trust Inc.	29,106	328,025
FelCor Lodging Trust Inc.(a)	161,785	744,211

Security	Shares	Value
First Industrial Realty Trust Inc.(a)(b)	103,386	$524,167
Gladstone Commercial Corp.	18,390	315,572
Glimcher Realty Trust	137,324	844,543
Gramercy Capital Corp.(a)(b)	65,064	90,439
Hudson Pacific Properties Inc.	7,097	116,178
Kite Realty Group Trust	86,484	383,989
Monmouth Real Estate Investment Corp. Class A	52,101	407,430
MPG Office Trust Inc.(a)	74,936	187,340
New York Mortgage Trust Inc.	30,900	194,979
Newcastle Investment Corp.(a)(b)	106,556	330,324
NorthStar Realty Finance Corp.(b)	122,359	457,623
One Liberty Properties Inc.	15,614	248,419
PMC Commercial Trust	24,068	209,392
RAIT Financial Trust(a)	133,251	219,864
Ramco-Gershenson Properties Trust	59,886	641,379
Two Harbors Investment Corp.	44,176	398,468
UMH Properties Inc.	21,766	233,767
Urstadt Biddle Properties Inc. Class A	30,210	546,197
Winthrop Realty Trust(b)	36,382	449,681

		14,438,572

RETAIL – 4.29%
A.C. Moore Arts & Crafts Inc.(a)	45,142	102,021
AFC Enterprises Inc.(a)	43,507	539,487
America’s Car-Mart Inc.(a)	16,536	416,376
Ark Restaurants Corp.	6,924	102,129
Benihana Inc. Class A(a)(b)	24,010	182,236
Big 5 Sporting Goods Corp.	36,207	485,898
Biglari Holdings Inc.(a)	2,458	807,822
Bon-Ton Stores Inc. (The)(a)	20,360	207,061
Books-A-Million Inc.(b)	13,216	79,296
Borders Group Inc.(a)	81,804	97,347
Build-A-Bear Workshop Inc.(a)	28,557	172,770
Cache Inc.(a)	18,984	96,818
California Pizza Kitchen Inc.(a)	31,928	544,692
Caribou Coffee Co. Inc.(a)(b)	12,324	128,170
Carrols Restaurant Group Inc.(a)	24,277	128,668
Casual Male Retail Group Inc.(a)	70,221	286,502
Christopher & Banks Corp.	58,480	462,577
Conn’s Inc.(a)(b)	19,049	88,578
Cost Plus Inc.(a)(b)	28,520	118,358
dELiA*s Inc.(a)	66,324	125,352
Denny’s Corp.(a)	164,064	510,239
Destination Maternity Corp.(a)	8,792	289,433
Duckwall-ALCO Stores Inc.(a)	686	8,959
Einstein Noah Restaurant Group Inc.(a)	10,193	108,046
Famous Dave’s of America Inc.(a)	17,614	167,509
Frisch’s Restaurants Inc.	1,320	25,912
Gordmans Stores Inc.(a)	5,338	61,654
Hastings Entertainment Inc.(a)	11,511	78,160
Haverty Furniture Companies Inc.	29,983	327,114
HearUSA Inc.(a)	75,007	63,006
Hot Topic Inc.	72,978	437,138
Jamba Inc.(a)(b)	100,909	220,991
Kenneth Cole Productions Inc. Class A(a)	14,711	245,232
Kirkland’s Inc.(a)	27,660	383,367
Krispy Kreme Doughnuts Inc.(a)	96,384	441,439
Landry’s Restaurants Inc.(a)	12,766	312,639
Lithia Motors Inc. Class A	36,804	352,950

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iShares Russell Microcap Index Fund

September 30, 2010

Security	Shares	Value
Luby’s Inc.(a)	36,228	$174,619
MarineMax Inc.(a)	36,352	255,918
McCormick & Schmick’s Seafood Restaurants Inc.(a)	25,882	201,362
Morton’s Restaurant Group Inc.(a)	17,155	83,888
Movado Group Inc.(a)	25,559	278,082
Nathan’s Famous Inc.(a)	9,385	150,160
New York & Co. Inc.(a)	42,279	108,657
O’Charley’s Inc.(a)	30,310	217,929
Pacific Sunwear of California Inc.(a)	110,955	580,295
Pantry Inc. (The)(a)	38,628	931,321
PC Connection Inc.(a)	17,471	119,327
PC Mall Inc.(a)	20,244	129,157
Red Robin Gourmet Burgers Inc.(a)	25,192	494,015
Retail Ventures Inc.(a)	38,413	413,324
REX American Resources Corp.(a)	12,738	184,574
Ruth’s Hospitality Group Inc.(a)	49,422	198,182
Shoe Carnival Inc.(a)	15,141	306,151
Stein Mart Inc.(a)	43,727	386,109
Susser Holdings Corp.(a)	14,738	206,332
Syms Corp.(a)	12,749	97,785
Titan Machinery Inc.(a)	23,288	379,594
Tuesday Morning Corp.(a)	47,591	227,009
West Marine Inc.(a)	25,675	260,858
Wet Seal Inc. Class A(a)	168,925	572,656
Zale Corp.(a)(b)	41,105	86,320

		16,249,570

SAVINGS & LOANS – 2.65%
Abington Bancorp Inc.	40,944	431,550
BankFinancial Corp.	39,771	364,700
Berkshire Hills Bancorp Inc.	25,420	481,963
BofI Holding Inc.(a)	15,184	180,234
Brooklyn Federal Bancorp Inc.	8,327	15,238
Cape Bancorp Inc.(a)	26,884	204,318
CFS Bancorp Inc.	27,896	128,322
Chicopee Bancorp Inc.(a)(b)	20,355	229,808
Clifton Savings Bancorp Inc.	20,881	179,577
Community Bankers Trust Corp.	63,082	62,451
Danvers Bancorp Inc.	34,570	529,958
ESB Financial Corp.	19,413	270,229
ESSA Bancorp Inc.	35,720	422,925
First Defiance Financial Corp.	16,605	167,378
First Financial Holdings Inc.	29,039	323,494
First Financial Northwest Inc.	36,429	142,073
First Place Financial Corp.(a)	38,263	144,634
Flushing Financial Corp.	53,364	616,888
Fox Chase Bancorp Inc.(a)	20,239	191,461
Hampden Bancorp Inc.	7,758	77,968
Home Bancorp Inc.(a)	21,945	293,624
Home Federal Bancorp Inc.	31,827	387,335
HopFed Bancorp Inc.(b)	14,734	135,553
Legacy Bancorp Inc.	24,924	198,146
Meridian Interstate Bancorp Inc.(a)	20,018	210,990
NASB Financial Inc.	7,983	132,119
OceanFirst Financial Corp.	27,455	336,873
Provident Financial Holdings Inc.	20,913	122,341
Provident New York Bancorp	68,039	570,847
Pulaski Financial Corp.	19,815	136,723
PVF Capital Corp.(a)	49,031	92,669

Security	Shares	Value
Rockville Financial Inc.	18,020	$207,050
Territorial Bancorp Inc.	25,701	432,548
United Community Financial Corp.(a)	57,504	76,480
United Financial Bancorp Inc.	32,903	444,519
ViewPoint Financial Group	24,972	230,991
Westfield Financial Inc.	58,424	455,707
WSFS Financial Corp.	10,900	408,859

		10,038,543

SEMICONDUCTORS – 3.89%
Actel Corp.(a)	35,865	572,047
Advanced Analogic Technologies Inc.(a)	72,264	253,647
Aetrium Inc.(a)(b)	28,973	78,227
Alpha & Omega Semiconductor Ltd.(a)	8,004	90,925
Amtech Systems Inc.(a)	15,764	283,121
ANADIGICS Inc.(a)	106,756	650,144
AuthenTec Inc.(a)	50,043	83,071
Axcelis Technologies Inc.(a)	168,823	325,828
AXT Inc.(a)	52,585	348,113
Cascade Microtech Inc.(a)	15,507	58,461
CEVA Inc.(a)	35,543	508,265
Cohu Inc.	38,536	485,168
Conexant Systems Inc.(a)	134,395	220,408
DSP Group Inc.(a)	38,778	271,446
eMagin Corp.(a)(b)	29,916	95,432
EMCORE Corp.(a)(b)	133,263	106,744
Entropic Communications Inc.(a)	93,054	893,318
Exar Corp.(a)	60,809	364,246
FSI International Inc.(a)	62,150	165,319
GSI Technology Inc.(a)	32,729	187,537
Ikanos Communications Inc.(a)	53,682	63,882
Integrated Silicon Solution Inc.(a)	42,639	367,122
inTEST Corp.(a)	16,671	49,846
IXYS Corp.(a)	40,729	388,962
Kopin Corp.(a)	110,269	391,455
Kulicke and Soffa Industries Inc.(a)	114,303	707,536
Mattson Technology Inc.(a)(b)	81,756	224,829
Microtune Inc.(a)	91,615	265,684
Mindspeed Technologies Inc.(a)	53,725	417,443
MIPS Technologies Inc. Class A(a)	76,843	747,682
MoSys Inc.(a)	48,372	236,055
Nanometrics Inc.(a)	29,831	448,957
Pericom Semiconductor Corp.(a)	41,434	360,061
Photronics Inc.(a)	86,995	460,204
Pixelworks Inc.(a)	22,160	76,009
PLX Technology Inc.(a)	61,942	224,230
QuickLogic Corp.(a)	61,824	317,157
Ramtron International Corp.(a)	50,595	187,202
Richardson Electronics Ltd.	26,865	282,082
Rudolph Technologies Inc.(a)	52,221	433,957
Silicon Image Inc.(a)	125,845	601,539
Supertex Inc.(a)	15,691	347,085
Transwitch Corp.(a)	33,957	90,665
Ultra Clean Holdings Inc.(a)	36,121	311,363
Ultratech Inc.(a)	40,661	695,303

		14,737,777

78	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Microcap Index Fund

September 30, 2010

Security	Shares	Value
SHIPBUILDING – 0.05%
Todd Shipyards Corp.	12,139	$182,935

		182,935

SOFTWARE – 3.33%
Accelrys Inc.(a)	92,103	641,037
Actuate Corp.(a)	75,083	386,677
American Software Inc. Class A	40,265	237,563
Bottomline Technologies Inc.(a)	52,372	804,434
Callidus Software Inc.(a)	49,038	209,392
CDC Corp. Class A(a)	50,051	211,716
Computer Programs and Systems Inc.	16,978	722,753
Concurrent Computer Corp.(a)	18,264	121,273
Convio Inc.(a)	12,097	111,534
DemandTec Inc.(a)	31,462	296,057
Digi International Inc.(a)	41,855	397,204
DivX Inc.(a)	54,660	520,910
DynaVox Inc.(a)	17,477	141,913
Envestnet Inc.(a)	5,790	60,563
Evolving Systems Inc.	17,479	131,442
FalconStor Software Inc.(a)	51,067	156,265
Geeknet Inc.(a)	86,072	171,283
Global Defense Technology & Systems Inc.(a)	9,914	135,822
Glu Mobile Inc.(a)(b)	45,314	63,893
GSE Systems Inc.(a)	35,364	119,177
Guidance Software Inc.(a)(b)	24,760	144,598
inContact Inc.(a)(b)	57,061	132,382
InnerWorkings Inc.(a)(b)	40,044	263,089
Interactive Intelligence Inc.(a)	21,695	381,832
Market Leader Inc.(a)	46,060	99,490
Medidata Solutions Inc.(a)	32,383	621,754
MoneyGram International Inc.(a)	139,501	340,382
Monotype Imaging Holdings Inc.(a)	37,159	340,005
Omnicell Inc.(a)	54,083	707,406
OPNET Technologies Inc.	22,044	400,099
PDF Solutions Inc.(a)	39,742	147,045
Peerless Systems Corp.(a)	32,737	105,086
Pervasive Software Inc.(a)	29,401	145,241
Phoenix Technologies Ltd.(a)	52,803	205,932
PROS Holdings Inc.(a)	32,391	300,588
QAD Inc.(a)	21,864	90,954
Renaissance Learning Inc.	22,032	224,506
Salary.com Inc.(a)	22,640	92,032
Schawk Inc.	18,578	342,950
Scientific Learning Corp.(a)	28,545	133,876
SeaChange International Inc.(a)	45,828	339,585
Smith Micro Software Inc.(a)	50,605	503,014
SoundBite Communications Inc.(a)	13,268	35,824
Trident Microsystems Inc.(a)	109,722	187,625
Unica Corp.(a)	27,868	584,671
Versant Corp.(a)	9,312	107,647

		12,618,521

TELECOMMUNICATIONS – 4.17%
8x8 Inc.(a)(b)	117,039	251,634
Alaska Communications Systems Group Inc.	76,133	772,750
Alliance Fiber Optic Products Inc.	12,559	103,486

Security	Shares	Value
Anaren Inc.(a)	25,044	$420,489
Applied Signal Technology Inc.	22,923	570,324
Aviat Networks Inc.(a)	97,898	400,403
Aware Inc.(a)	33,262	88,477
BigBand Networks Inc.(a)	83,724	237,776
CalAmp Corp.(a)	50,304	129,281
Clearfield Inc.(a)	31,635	92,691
Communications Systems Inc.	14,179	161,499
Consolidated Communications Holdings Inc.	42,522	793,886
CPI International Inc.(a)	13,740	192,360
Ditech Networks Inc.(a)	62,631	82,673
EMS Technologies Inc.(a)	25,655	477,953
EndWave Corp.(a)	26,651	59,165
Extreme Networks Inc.(a)	148,850	462,923
FiberTower Corp.(a)(b)	81,724	346,510
General Communication Inc. Class A(a)	78,037	778,029
Globecomm Systems Inc.(a)	36,902	308,870
Hickory Tech Corp.	28,248	240,955
Hypercom Corp.(a)	78,904	512,876
I.D. Systems Inc.(a)	19,908	39,617
ICO Global Communications (Holdings) Ltd.(a)	159,194	261,078
IDT Corp. Class B(a)	23,209	412,888
Knology Inc.(a)	52,178	700,751
KVH Industries Inc.(a)	25,922	389,089
Meru Networks Inc.(a)(b)	10,409	179,451
Motricity Inc.(a)	8,275	99,383
Network Equipment Technologies Inc.(a)	51,187	176,595
Newport Corp.(a)	60,888	690,470
Novatel Wireless Inc.(a)	51,438	405,331
Occam Networks Inc.(a)	24,124	188,891
Oplink Communications Inc.(a)	33,433	663,311
Opnext Inc.(a)	68,610	107,718
ORBCOMM Inc.(a)	62,474	141,816
ParkerVision Inc.(a)(b)	62,884	45,905
Powerwave Technologies Inc.(a)	224,498	408,586
ShoreTel Inc.(a)	75,864	376,285
SureWest Communications(a)	26,364	195,094
Symmetricom Inc.(a)	73,860	422,479
TeleNav Inc.(a)	16,585	87,735
Telular Corp.(a)	33,564	102,370
TESSCO Technologies Inc.	9,844	148,349
Tollgrade Communications Inc.(a)	19,910	145,940
USA Mobility Inc.	38,349	614,734
UTStarcom Inc.(a)	188,767	409,624
Vonage Holdings Corp.(a)	172,130	438,932
Warwick Valley Telephone Co.	9,175	130,652
Westell Technologies Inc.(a)	92,919	213,714
Zhone Technologies Inc.(a)	47,351	98,490

		15,780,288

TEXTILES – 0.08%
Culp Inc.(a)	15,615	153,027
Dixie Group Inc.(a)	22,202	67,272
Forward Industries Inc.(a)(b)	18,204	67,901

		288,200

TOYS, GAMES & HOBBIES – 0.31%
Dreams Inc.(a)	44,499	84,548

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iShares Russell Microcap Index Fund

September 30, 2010

Security	Shares	Value
LeapFrog Enterprises Inc.(a)	57,410	$314,607
RC2 Corp.(a)	36,411	762,810

		1,161,965

TRANSPORTATION – 2.10%
Air T Inc.	8,511	76,003
Air Transport Services Group Inc.(a)	89,424	544,592
American Commercial Lines Inc.(a)(b)	15,310	426,843
Baltic Trading Ltd.	30,072	331,093
CAI International Inc.(a)	17,149	260,150
Celadon Group Inc.(a)	32,650	450,897
Covenant Transportation Group Class A(a)	14,580	108,913
DHT Maritime Inc.	81,668	337,289
Dynamex Inc.(a)	17,287	263,627
Eagle Bulk Shipping Inc.(a)	102,145	533,197
Echo Global Logistics Inc.(a)(b)	18,481	236,002
Express-1 Expedited Solutions Inc.(a)	71,756	134,901
Frozen Food Express Industries Inc.(a)	33,629	93,152
Horizon Lines Inc. Class A(b)	53,163	223,285
International Shipholding Corp.	10,000	282,400
Knightsbridge Tankers Ltd.	29,064	549,310
P.A.M. Transportation Services Inc.(a)	8,573	107,848
Pacer International Inc.(a)	57,352	346,406
PHI Inc.(a)	23,213	375,586
Quality Distribution Inc.(a)	18,084	115,195
Rand Logistics Inc.(a)	26,063	130,315
Roadrunner Transportation Systems Inc.(a)	17,544	190,177
Saia Inc.(a)	26,544	396,302
Scorpio Tankers Inc.(a)	22,419	253,111
Teekay Tankers Ltd. Class A	45,047	586,061
Ultrapetrol (Bahamas) Ltd.(a)	40,083	257,333
Universal Truckload Services Inc.(a)	9,930	155,504
USA Truck Inc.(a)	13,485	202,005

		7,967,497

TRUCKING & LEASING – 0.16%
Greenbrier Companies Inc. (The)(a)	30,877	481,372
Willis Lease Finance Corp.(a)	12,243	123,777

		605,149

WATER – 0.70%
Artesian Resources Corp. Class A	16,030	305,692
Connecticut Water Service Inc.	17,139	410,479
Consolidated Water Co. Ltd.	25,064	237,607
Middlesex Water Co.	27,395	461,332
Pennichuck Corp.	11,310	260,243
Pure Cycle Corp.(a)	32,059	90,406
SJW Corp.	20,311	500,260
York Water Co. (The)	23,254	372,762

		2,638,781

Security	Shares	Value

TOTAL COMMON STOCKS
(Cost: $473,068,337)		$378,058,419

CONVERTIBLE NOTES – 0.00%

BIOTECHNOLOGY- 0.00%
MediciNova Inc.(a)(c)	811	0

		0

TOTAL CONVERTIBLE NOTES (Cost: $636)		0

RIGHTS – 0.00%

BIOTECHNOLOGY – 0.00%
Avigen Inc.(a)(c)	58,627	2,345

		2,345
OIL & GAS – 0.00%
Zion Oil & Gas Inc.(a)(c)	7,747	10,536

		10,536

PHARMACEUTICALS – 0.00%
Ligand Pharmaceuticals Inc.(a)(c)	50,090	5

		5

TOTAL RIGHTS (Cost: $898)		12,886

SHORT-TERM INVESTMENTS – 8.60%

MONEY MARKET FUNDS – 8.60%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(d)(e)(f)	26,081,158	26,081,158
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(d)(e)(f)	5,286,387	5,286,387

80	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Microcap Index Fund

September 30, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(d)(e)	1,201,693	$1,201,693

		32,569,238

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,569,238)		32,569,238

TOTAL INVESTMENTS IN SECURITIES – 108.46%		410,640,543
(Cost: $505,639,109)

Other Assets, Less Liabilities – (8.46)%		(32,035,921)

NET ASSETS – 100.00%		$378,604,622

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited)

iShares Russell Midcap Index Fund

September 30, 2010

Security	Shares	Value
COMMON STOCKS - 99.87%

ADVERTISING - 0.20%
Clear Channel Outdoor Holdings Inc. Class A(a)	62,052	$709,254
Interpublic Group of Companies Inc. (The)(a)	742,873	7,451,016
Lamar Advertising Co. Class A(a)(b)	87,428	2,781,959

		10,942,229

AEROSPACE & DEFENSE – 1.06%
Alliant Techsystems Inc.(a)	50,227	3,787,116
BE Aerospace Inc.(a)	146,094	4,428,109
Goodrich Corp.	190,316	14,031,999
L-3 Communications Holdings Inc.	175,981	12,718,147
Rockwell Collins Inc.	239,338	13,941,438
Spirit AeroSystems Holdings Inc. Class A(a)	161,203	3,212,776
TransDigm Group Inc.	75,038	4,656,108

		56,775,693

AGRICULTURE – 0.59%
Bunge Ltd.(b)	219,279	12,972,546
Lorillard Inc.	232,402	18,664,204

		31,636,750

AIRLINES – 0.85%
AMR Corp.(a)	505,358	3,168,595
Continental Airlines Inc. Class B(a)	212,064	5,267,670
Copa Holdings SA Class A	46,605	2,512,476
Delta Air Lines Inc.(a)	1,201,168	13,981,595
Southwest Airlines Co.	1,129,692	14,765,074
United Continental Holdings Inc.	254,355	6,010,409

		45,705,819

APPAREL – 0.96%
Coach Inc.	463,827	19,926,008
Guess? Inc.	98,912	4,018,795
Hanesbrands Inc.(a)	145,168	3,754,045
Phillips-Van Heusen Corp.	85,814	5,162,570
Polo Ralph Lauren Corp.	84,885	7,627,766
VF Corp.	133,617	10,825,649

		51,314,833

AUTO MANUFACTURERS – 0.17%
Navistar International Corp.(a)	108,302	4,726,299
Oshkosh Corp.(a)	136,320	3,748,800
Tesla Motors Inc.(a)	22,798	465,193

		8,940,292

AUTO PARTS & EQUIPMENT – 0.70%
Autoliv Inc.	129,670	8,471,341
BorgWarner Inc.(a)	178,694	9,402,879
Federal-Mogul Corp. Class A(a)	30,010	567,489
Goodyear Tire & Rubber Co. (The)(a)	368,923	3,965,922

Security	Shares	Value
Lear Corp.(a)	75,326	$5,945,481
TRW Automotive Holdings Corp.(a)	119,953	4,985,247
WABCO Holdings Inc.(a)	97,764	4,100,222

		37,438,581

BANKS – 2.75%
Associated Banc-Corp	262,664	3,464,538
BancorpSouth Inc.	126,887	1,799,258
Bank of Hawaii Corp.	72,954	3,277,094
BOK Financial Corp.	37,796	1,705,733
CapitalSource Inc.	492,664	2,630,826
City National Corp.	68,456	3,632,960
Comerica Inc.	267,518	9,938,294
Commerce Bancshares Inc.	109,292	4,108,286
Cullen/Frost Bankers Inc.	79,638	4,290,099
East West Bancorp Inc.	223,137	3,632,670
Fifth Third Bancorp	1,205,913	14,507,133
First Citizens BancShares Inc. Class A	8,235	1,525,698
First Horizon National Corp.(a)	352,534	4,022,413
Fulton Financial Corp.	301,456	2,731,191
Huntington Bancshares Inc.	1,087,874	6,168,246
KeyCorp	1,333,795	10,617,008
M&T Bank Corp.	111,594	9,129,505
Marshall & Ilsley Corp.	800,465	5,635,274
Popular Inc.(a)	1,547,591	4,488,014
Regions Financial Corp.	1,908,032	13,871,393
SunTrust Banks Inc.	759,954	19,629,612
Synovus Financial Corp.	1,175,082	2,890,702
TCF Financial Corp.	215,957	3,496,344
Valley National Bancorp	244,538	3,154,540
Wilmington Trust Corp.	138,751	1,245,984
Zions Bancorporation	262,579	5,608,687

		147,201,502

BEVERAGES – 1.17%
Brown-Forman Corp. Class B NVS	161,194	9,935,998
Coca-Cola Enterprises Inc.	483,589	14,991,259
Constellation Brands Inc. Class A(a)(b)	278,661	4,929,513
Dr Pepper Snapple Group Inc.	373,563	13,268,958
Green Mountain Coffee Roasters Inc.(a)(b)	166,820	5,203,116
Hansen Natural Corp.(a)	100,430	4,682,046
Molson Coors Brewing Co. Class B NVS	199,940	9,441,167

		62,452,057

BIOTECHNOLOGY – 1.19%
Abraxis BioScience Inc.(a)	11,063	855,612
Alexion Pharmaceuticals Inc.(a)	135,980	8,751,673
Bio-Rad Laboratories Inc. Class A(a)	29,606	2,679,639
Charles River Laboratories International Inc.(a)(b)	100,538	3,332,835
Human Genome Sciences Inc.(a)	285,291	8,498,819
Illumina Inc.(a)	184,816	9,092,947
Life Technologies Corp.(a)	277,662	12,964,039
Myriad Genetics Inc.(a)	148,643	2,439,232
Regeneron Pharmaceuticals Inc.(a)	97,783	2,679,254
Talecris Biotherapeutics Holdings Corp.(a)	76,633	1,753,363

82	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Index Fund

September 30, 2010

Security	Shares	Value
Vertex Pharmaceuticals Inc.(a)	306,535	$10,596,915

		63,644,328
BUILDING MATERIALS – 0.43%
Armstrong World Industries Inc.(a)	30,594	1,269,957
Eagle Materials Inc.	66,679	1,580,292
Lennox International Inc.	71,382	2,975,916
Martin Marietta Materials Inc.(b)	68,988	5,310,006
Masco Corp.	544,523	5,995,198
Owens Corning(a)	174,749	4,478,817
USG Corp.(a)(b)	100,879	1,330,594

		22,940,780
CHEMICALS – 2.81%
Airgas Inc.	126,576	8,600,839
Albemarle Corp.	138,769	6,495,777
Ashland Inc.	119,156	5,811,238
Cabot Corp.	99,329	3,235,146
Celanese Corp. Series A	237,832	7,634,407
CF Industries Holdings Inc.	108,069	10,320,590
Cytec Industries Inc.	73,939	4,168,681
Eastman Chemical Co.	109,817	8,126,458
Ecolab Inc.	354,810	18,003,059
FMC Corp.	110,372	7,550,549
Huntsman Corp.	284,795	3,292,230
International Flavors & Fragrances Inc.	120,746	5,858,596
Intrepid Potash Inc.(a)(b)	67,135	1,750,210
Lubrizol Corp.	103,422	10,959,629
PPG Industries Inc.	252,868	18,408,790
RPM International Inc.	196,923	3,922,706
Sherwin-Williams Co. (The)	139,742	10,500,214
Sigma-Aldrich Corp.	183,915	11,104,788
Valspar Corp. (The)	150,751	4,801,419

		150,545,326
COAL – 1.09%
Alpha Natural Resources Inc.(a)	183,791	7,563,000
Arch Coal Inc.	246,696	6,589,250
CONSOL Energy Inc.	342,213	12,648,192
Massey Energy Co.	156,343	4,849,760
Peabody Energy Corp.	408,599	20,025,437
Walter Energy Inc.	81,465	6,622,290

		58,297,929
COMMERCIAL SERVICES – 3.14%
Aaron’s Inc.	110,384	2,036,585
Alliance Data Systems Corp.(a)(b)	81,024	5,287,626
Apollo Group Inc. Class A(a)	196,316	10,080,827
Career Education Corp.(a)	99,210	2,130,039
Convergys Corp.(a)	151,261	1,580,677
CoreLogic Inc.	177,052	3,392,316
Corrections Corp. of America(a)	172,751	4,263,495
DeVry Inc.	96,674	4,757,328
Education Management Corp.(a)(b)	63,078	925,985
Emergency Medical Services Corp. Class A(a)	44,677	2,379,050
Equifax Inc.	192,245	5,998,044

Security	Shares	Value
FTI Consulting Inc.(a)	71,372	$2,475,895
Gartner Inc.(a)	111,528	3,283,384
Genpact Ltd.(a)	100,254	1,777,503
Green Dot Corp. Class A(a)	7,950	385,416
H&R Block Inc.	468,041	6,061,131
Hertz Global Holdings Inc.(a)(b)	292,782	3,100,561
Hewitt Associates Inc. Class A(a)	140,661	7,093,534
Hillenbrand Inc.	94,675	2,036,459
Iron Mountain Inc.	277,467	6,198,613
ITT Educational Services Inc.(a)(b)	52,461	3,686,434
KAR Auction Services Inc.(a)	42,402	534,689
Lender Processing Services Inc.	143,980	4,784,455
Manpower Inc.	124,308	6,488,878
Monster Worldwide Inc.(a)	191,673	2,484,082
Moody’s Corp.(b)	312,178	7,798,206
Morningstar Inc.(a)	32,910	1,466,470
Pharmaceutical Product Development Inc.	160,210	3,971,606
Quanta Services Inc.(a)	319,251	6,091,309
R.R. Donnelley & Sons Co.	313,248	5,312,686
Robert Half International Inc.	227,797	5,922,722
SAIC Inc.(a)	469,522	7,502,962
Service Corp. International	387,140	3,337,147
Strayer Education Inc.(b)	21,119	3,685,266
Towers Watson & Co. Class A	65,185	3,205,798
Verisk Analytics Inc. Class A(a)	155,682	4,360,653
VistaPrint NV(a)	65,840	2,544,716
Weight Watchers International Inc.	50,557	1,576,873
Western Union Co.	1,021,842	18,055,948

		168,055,368
COMPUTERS – 2.25%
Brocade Communications Systems Inc.(a)	674,425	3,938,642
Cadence Design Systems Inc.(a)	410,758	3,134,084
Computer Sciences Corp.	234,071	10,767,266
Diebold Inc.	100,180	3,114,596
DST Systems Inc.	53,920	2,417,773
FactSet Research Systems Inc.(b)	70,436	5,714,473
IHS Inc. Class A(a)	73,564	5,002,352
Lexmark International Inc. Class A(a)	119,195	5,318,481
MICROS Systems Inc.(a)	121,955	5,162,355
NCR Corp.(a)	243,520	3,319,178
NetApp Inc.(a)	523,541	26,067,106
SanDisk Corp.(a)	349,682	12,815,845
Seagate Technology PLC(a)	739,109	8,706,704
Synopsys Inc.(a)	227,464	5,634,283
Teradata Corp.(a)	253,321	9,768,058
Western Digital Corp.(a)	347,242	9,858,200

		120,739,396
COSMETICS & PERSONAL CARE – 0.68%
Alberto-Culver Co.	130,012	4,894,952
Avon Products Inc.	649,817	20,865,624
Estee Lauder Companies Inc. (The) Class A	167,223	10,573,510

		36,334,086
DISTRIBUTION & WHOLESALE – 0.91%
Central European Distribution Corp.(a)	106,317	2,372,995

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Index Fund

September 30, 2010

Security	Shares	Value
Fastenal Co.(b)	200,704	$10,675,446
Genuine Parts Co.	240,530	10,725,233
Ingram Micro Inc. Class A(a)	238,296	4,017,671
LKQ Corp.(a)	216,929	4,512,123
Tech Data Corp.(a)	70,709	2,849,573
W.W. Grainger Inc.	93,748	11,166,324
WESCO International Inc.(a)(b)	64,536	2,535,619

		48,854,984

DIVERSIFIED FINANCIAL SERVICES – 3.26%
Affiliated Managers Group Inc.(a)	77,817	6,070,504
AmeriCredit Corp.(a)	96,981	2,372,155
Ameriprise Financial Inc.	391,536	18,531,399
CBOE Holdings Inc.	20,407	412,221
CIT Group Inc.(a)	303,949	12,407,198
Discover Financial Services	824,995	13,760,917
E*TRADE Financial Corp.(a)	335,031	4,871,351
Eaton Vance Corp.	179,161	5,202,835
Federated Investors Inc. Class B	135,210	3,077,380
GLG Partners Inc.(a)(b)	198,204	891,918
Greenhill & Co. Inc.(b)	44,392	3,521,173
Interactive Brokers Group Inc. Class A(a)	55,158	949,269
IntercontinentalExchange Inc.(a)	112,442	11,774,926
Invesco Ltd.	711,413	15,103,298
Janus Capital Group Inc.	279,164	3,056,846
Jefferies Group Inc.(b)	177,071	4,017,741
Lazard Ltd. Class A(b)	139,984	4,910,639
Legg Mason Inc.	235,202	7,128,973
NASDAQ OMX Group Inc. (The)(a)	205,600	3,994,808
NYSE Euronext Inc.	396,887	11,339,062
Raymond James Financial Inc.	150,733	3,818,067
SLM Corp.(a)	737,310	8,515,930
T. Rowe Price Group Inc.	394,591	19,755,198
TD AMERITRADE Holding Corp.(a)	354,059	5,718,053
Waddell & Reed Financial Inc. Class A	131,271	3,591,575

		174,793,436

ELECTRIC – 5.51%
AES Corp. (The)(a)	1,015,898	11,530,442
Allegheny Energy Inc.	257,494	6,313,753
Alliant Energy Corp.	168,186	6,113,561
Ameren Corp.	361,100	10,255,240
Calpine Corp.(a)	530,068	6,599,347
CenterPoint Energy Inc.	636,967	10,013,121
CMS Energy Corp.(b)	349,052	6,289,917
Consolidated Edison Inc.	427,545	20,616,220
Constellation Energy Group Inc.	279,787	9,020,333
DPL Inc.	180,650	4,720,385
DTE Energy Co.	255,348	11,728,134
Edison International	495,339	17,034,708
FirstEnergy Corp.	463,363	17,858,010
Great Plains Energy Inc.	205,876	3,891,056
Hawaiian Electric Industries Inc.	141,576	3,191,123
Integrys Energy Group Inc.	116,925	6,087,115
ITC Holdings Corp.	76,166	4,741,333
MDU Resources Group Inc.	285,657	5,698,857
Mirant Corp.(a)	221,024	2,201,399
Northeast Utilities	267,200	7,901,104

Security	Shares	Value
NRG Energy Inc.(a)	387,023	$8,057,819
NSTAR	162,156	6,380,839
NV Energy Inc.	356,802	4,691,946
OGE Energy Corp.	147,565	5,883,417
Ormat Technologies Inc.	29,873	871,395
Pepco Holdings Inc.	338,910	6,303,726
Pinnacle West Capital Corp.	164,644	6,794,858
PPL Corp.	731,090	19,907,581
Progress Energy Inc.	436,560	19,391,995
RRI Energy Inc.(a)	537,234	1,907,181
SCANA Corp.	171,383	6,910,163
TECO Energy Inc.	324,827	5,626,004
Westar Energy Inc.	168,018	4,071,076
Wisconsin Energy Corp.	177,030	10,232,334
Xcel Energy Inc.	698,689	16,048,886

		294,884,378

ELECTRICAL COMPONENTS & EQUIPMENT – 0.52%
AMETEK Inc.	161,466	7,713,231
Energizer Holdings Inc.(a)	106,320	7,147,894
General Cable Corp.(a)	79,174	2,147,199
Hubbell Inc. Class B	91,142	4,625,456
Molex Inc.	202,174	4,231,502
SunPower Corp. Class A(a)(b)	148,166	2,133,590

		27,998,872

ELECTRONICS – 1.98%
Agilent Technologies Inc.(a)	529,248	17,661,006
Amphenol Corp. Class A	262,946	12,879,095
Arrow Electronics Inc.(a)	184,372	4,928,264
Avnet Inc.(a)	230,480	6,225,265
AVX Corp.	73,367	1,013,932
Dolby Laboratories Inc. Class A(a)	81,276	4,617,290
FLIR Systems Inc.(a)	232,810	5,983,217
Garmin Ltd.	170,555	5,176,344
Gentex Corp.	211,812	4,132,452
Itron Inc.(a)	61,190	3,746,664
Jabil Circuit Inc.	273,412	3,939,867
Mettler-Toledo International Inc.(a)	51,087	6,357,266
National Instruments Corp.	87,883	2,870,259
PerkinElmer Inc.	178,932	4,140,486
Thomas & Betts Corp.(a)	80,195	3,289,599
Trimble Navigation Ltd.(a)	184,199	6,454,333
Vishay Intertechnology Inc.(a)	261,868	2,534,882
Vishay Precision Group Inc.(a)	18,694	291,813
Waters Corp.(a)	141,067	9,984,722

		106,226,756

ENERGY - ALTERNATE SOURCES – 0.29%
Covanta Holding Corp.	196,726	3,098,435
First Solar Inc.(a)(b)	83,946	12,369,443

		15,467,878

ENGINEERING & CONSTRUCTION – 0.91%
AECOM Technology Corp.(a)	154,179	3,740,382
Chicago Bridge & Iron Co. NV(a)	153,917	3,763,271

84	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Index Fund

September 30, 2010

Security	Shares	Value
Fluor Corp.	270,981	$13,421,689
Jacobs Engineering Group Inc.(a)	189,783	7,344,602
KBR Inc.	243,823	6,007,799
McDermott International Inc.(a)	350,826	5,185,208
Shaw Group Inc. (The)(a)	128,055	4,297,526
URS Corp.(a)	125,751	4,776,023

		48,536,500

ENTERTAINMENT – 0.39%
Bally Technologies Inc.(a)	83,168	2,906,722
DreamWorks Animation SKG Inc. Class A(a)	112,632	3,594,087
International Game Technology	452,491	6,538,495
International Speedway Corp. Class A	45,535	1,111,054
Madison Square Garden Inc. Class A(a)	91,753	1,934,153
Penn National Gaming Inc.(a)	103,372	3,060,845
Regal Entertainment Group Class A	122,513	1,607,370

		20,752,726

ENVIRONMENTAL CONTROL – 0.63%
Nalco Holding Co.	196,779	4,960,798
Republic Services Inc.	494,132	15,066,085
Stericycle Inc.(a)(b)	128,465	8,925,748
Waste Connections Inc.(a)	117,910	4,676,311

		33,628,942

FOOD – 2.80%
Campbell Soup Co.	278,691	9,963,203
ConAgra Foods Inc.	677,397	14,862,090
Corn Products International Inc.	114,311	4,286,663
Dean Foods Co.(a)	275,794	2,815,857
Del Monte Foods Co.	301,568	3,953,556
Flowers Foods Inc.	115,540	2,870,014
H.J. Heinz Co.	479,710	22,723,863
Hershey Co. (The)	233,348	11,105,031
Hormel Foods Corp.	104,907	4,678,852
J.M. Smucker Co. (The)	180,589	10,931,052
McCormick & Co. Inc. NVS	201,091	8,453,866
Ralcorp Holdings Inc.(a)	83,378	4,875,945
Safeway Inc.	590,888	12,503,190
Sara Lee Corp.	1,005,583	13,504,980
Smithfield Foods Inc.(a)	208,879	3,515,434
SUPERVALU Inc.	322,368	3,716,903
Tyson Foods Inc. Class A	453,213	7,260,472
Whole Foods Market Inc.(a)(b)	211,552	7,850,695

		149,871,666

FOREST PRODUCTS & PAPER – 1.04%
Domtar Corp.	63,543	4,103,607
International Paper Co.	663,883	14,439,455
MeadWestvaco Corp.	259,370	6,323,441
Plum Creek Timber Co. Inc.(b)	247,190	8,725,807
Rayonier Inc.(b)	121,702	6,099,704
Temple-Inland Inc.	163,402	3,049,081
Weyerhaeuser Co.	813,446	12,819,909

		55,561,004

Security	Shares	Value
GAS – 1.11%
AGL Resources Inc.	118,214	$4,534,689
Atmos Energy Corp.	141,495	4,138,729
Energen Corp.	109,153	4,990,475
National Fuel Gas Co.	111,711	5,787,747
NiSource Inc.	420,725	7,320,615
Sempra Energy	375,393	20,196,144
Southern Union Co.	187,673	4,515,412
UGI Corp.	165,800	4,743,538
Vectren Corp.	123,377	3,191,763

		59,419,112

HAND & MACHINE TOOLS – 0.56%
Kennametal Inc.	124,150	3,839,960
Lincoln Electric Holdings Inc.	64,670	3,739,219
Regal Beloit Corp.	58,076	3,408,481
Snap-on Inc.	87,820	4,084,508
Stanley Black & Decker Inc.	243,205	14,903,602

		29,975,770

HEALTH CARE – PRODUCTS – 2.63%
Alere Inc.(a)	127,671	3,948,864
Beckman Coulter Inc.	106,417	5,192,085
Boston Scientific Corp.(a)	2,307,379	14,144,233
C.R. Bard Inc.	144,553	11,770,951
CareFusion Corp.(a)	275,842	6,851,915
Cooper Companies Inc. (The)	69,039	3,190,983
DENTSPLY International Inc.	222,190	7,103,414
Edwards Lifesciences Corp.(a)	172,344	11,555,665
Gen-Probe Inc.(a)	75,337	3,650,831
Henry Schein Inc.(a)	138,707	8,125,456
Hill-Rom Holdings Inc.	95,899	3,441,815
Hologic Inc.(a)	393,362	6,297,726
IDEXX Laboratories Inc.(a)	87,527	5,402,166
Intuitive Surgical Inc.(a)	59,554	16,897,852
Kinetic Concepts Inc.(a)	94,963	3,473,747
Patterson Companies Inc.	155,090	4,443,329
ResMed Inc.(a)	230,222	7,553,584
TECHNE Corp.	56,632	3,495,893
Thoratec Corp.(a)	86,603	3,202,579
Varian Medical Systems Inc.(a)	187,291	11,331,106

		141,074,194

HEALTH CARE – SERVICES – 1.68%
Brookdale Senior Living Inc.(a)(b)	128,275	2,092,165
Community Health Systems Inc.(a)	144,048	4,461,167
Covance Inc.(a)	98,189	4,594,263
Coventry Health Care Inc.(a)	224,646	4,836,628
DaVita Inc.(a)	158,021	10,908,190
Health Management Associates Inc. Class A(a)	380,335	2,913,366
Health Net Inc.(a)	150,853	4,101,693
Humana Inc.(a)	258,803	13,002,263
Laboratory Corp. of America Holdings(a)	158,687	12,445,821
LifePoint Hospitals Inc.(a)	83,998	2,944,970
Lincare Holdings Inc.	150,923	3,786,658

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Index Fund

September 30, 2010

Security	Shares	Value
MEDNAX Inc.(a)	71,557	$3,813,988
Quest Diagnostics Inc.	226,197	11,416,163
Tenet Healthcare Corp.(a)	735,496	3,471,541
Universal Health Services Inc. Class B	136,401	5,300,543

		90,089,419

HOLDING COMPANIES - DIVERSIFIED – 0.13%
Leucadia National Corp.(a)	295,862	6,988,260

		6,988,260

HOME BUILDERS – 0.51%
D.R. Horton Inc.	422,806	4,701,603
KB Home	116,930	1,324,817
Lennar Corp. Class A	241,863	3,719,853
M.D.C. Holdings Inc.	57,471	1,668,383
NVR Inc.(a)	8,890	5,756,541
Pulte Group Inc.(a)	511,845	4,483,762
Thor Industries Inc.	51,010	1,703,734
Toll Brothers Inc.(a)	217,693	4,140,521

		27,499,214

HOME FURNISHINGS – 0.30%
Harman International Industries Inc.(a)	105,619	3,528,731
Tempur-Pedic International Inc.(a)	109,251	3,386,781
Whirlpool Corp.	113,902	9,221,506

		16,137,018

HOUSEHOLD PRODUCTS & WARES – 1.04%
Avery Dennison Corp.	167,680	6,224,282
Church & Dwight Co. Inc.	107,592	6,987,025
Clorox Co. (The)	214,145	14,296,320
Fortune Brands Inc.	231,162	11,380,105
Fossil Inc.(a)	79,376	4,269,635
Jarden Corp.	139,693	4,348,643
Scotts Miracle-Gro Co. (The) Class A	69,793	3,610,392
Tupperware Brands Corp.	95,283	4,360,150

		55,476,552

HOUSEWARES – 0.19%
Newell Rubbermaid Inc.	422,352	7,522,089
Toro Co. (The)	47,500	2,670,925

		10,193,014

INSURANCE – 5.56%
Alleghany Corp.(a)	10,048	3,044,846
Allied World Assurance Holdings Ltd.	76,642	4,337,171
American Financial Group Inc.	130,405	3,987,785
American International Group Inc.(a)(b)	183,508	7,175,163
American National Insurance Co.	10,671	810,676
Aon Corp.(b)	409,597	16,019,339
Arch Capital Group Ltd.(a)	75,009	6,285,754
Arthur J. Gallagher & Co.	157,617	4,156,360
Aspen Insurance Holdings Ltd.	117,480	3,557,294
Assurant Inc.	169,789	6,910,412

Security	Shares	Value
Assured Guaranty Ltd.	278,133	$4,758,856
Axis Capital Holdings Ltd.	182,471	6,010,595
Brown & Brown Inc.	171,890	3,470,459
CIGNA Corp.	420,664	15,051,358
Cincinnati Financial Corp.	221,893	6,401,613
CNA Financial Corp.(a)	40,167	1,124,274
Endurance Specialty Holdings Ltd.	69,611	2,770,518
Erie Indemnity Co. Class A	43,438	2,435,134
Everest Re Group Ltd.	89,470	7,736,471
Fidelity National Financial Inc. Class A	348,793	5,479,538
Genworth Financial Inc. Class A(a)	741,840	9,065,285
Hanover Insurance Group Inc. (The)	68,140	3,202,580
Hartford Financial Services Group Inc. (The)	675,337	15,498,984
HCC Insurance Holdings Inc.	174,663	4,556,958
Lincoln National Corp.	458,980	10,978,802
Markel Corp.(a)	14,866	5,122,675
Marsh & McLennan Companies Inc.	821,574	19,816,365
MBIA Inc.(a)(b)	236,630	2,378,132
Mercury General Corp.	40,682	1,662,673
Old Republic International Corp.	366,004	5,069,155
OneBeacon Insurance Group Ltd.	35,220	503,294
PartnerRe Ltd.	118,733	9,520,012
Principal Financial Group Inc.	485,211	12,576,669
Progressive Corp. (The)	1,016,678	21,218,070
Protective Life Corp.	130,061	2,830,127
Reinsurance Group of America Inc.	111,049	5,362,556
RenaissanceRe Holdings Ltd.	83,453	5,003,842
StanCorp Financial Group Inc.	71,933	2,733,454
Symetra Financial Corp.	50,929	532,717
Torchmark Corp.	125,257	6,656,157
Transatlantic Holdings Inc.	97,968	4,978,734
Unitrin Inc.	76,275	1,860,347
Unum Group	505,201	11,190,202
Validus Holdings Ltd.	112,094	2,954,798
W.R. Berkley Corp.	192,533	5,211,868
Wesco Financial Corp.	2,039	730,268
White Mountains Insurance Group Ltd.	11,561	3,566,106
XL Group PLC	518,920	11,239,807

		297,544,253

INTERNET – 2.27%
Akamai Technologies Inc.(a)	275,980	13,848,676
AOL Inc.(a)	162,672	4,026,132
Equinix Inc.(a)	69,065	7,068,803
Expedia Inc.	312,442	8,813,989
F5 Networks Inc.(a)	121,515	12,614,472
IAC/InterActiveCorp(a)	129,781	3,409,347
Liberty Media Corp. - Liberty Interactive Group Series A(a)	906,042	12,421,836
McAfee Inc.(a)	236,756	11,189,089
Netflix Inc.(a)	60,620	9,830,139
Priceline.com Inc.(a)	72,061	25,101,729
VeriSign Inc.(a)	277,008	8,792,234
WebMD Health Corp.(a)	90,458	4,511,140

		121,627,586

86	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Index Fund

September 30, 2010

Security	Shares	Value

INVESTMENT COMPANIES - 0.09%
Ares Capital Corp.	291,964	$4,569,237

		4,569,237

IRON & STEEL – 0.84%
AK Steel Holding Corp.	167,056	2,307,043
Allegheny Technologies Inc.	149,597	6,948,780
Carpenter Technology Corp.	66,862	2,253,918
Cliffs Natural Resources Inc.	205,391	13,128,593
Reliance Steel & Aluminum Co.	113,007	4,693,181
Schnitzer Steel Industries Inc. Class A	33,357	1,610,476
Steel Dynamics Inc.	328,835	4,639,862
United States Steel Corp.(b)	217,455	9,533,227

		45,115,080

LEISURE TIME – 0.37%
Harley-Davidson Inc.	357,164	10,157,744
Royal Caribbean Cruises Ltd.(a)	200,052	6,307,640
WMS Industries Inc.(a)	88,427	3,366,416

		19,831,800

LODGING – 1.05%
Choice Hotels International Inc.	42,316	1,542,841
Hyatt Hotels Corp. Class A(a)	66,328	2,480,004
Marriott International Inc. Class A	411,840	14,756,227
MGM Resorts International(a)(b)	416,519	4,698,334
Starwood Hotels & Resorts Worldwide Inc.	287,519	15,109,124
Wyndham Worldwide Corp.(b)	273,220	7,505,353
Wynn Resorts Ltd.	114,210	9,910,002

		56,001,885

MACHINERY – 1.94%
AGCO Corp.(a)	141,302	5,512,191
Babcock & Wilcox Co. (The)(a)	175,413	3,732,789
Bucyrus International Inc.	114,141	7,915,678
CNH Global NV(a)	38,602	1,414,377
Cummins Inc.	304,220	27,556,248
Flowserve Corp.	85,092	9,310,767
Gardner Denver Inc.	79,614	4,273,680
Graco Inc.	92,076	2,921,571
IDEX Corp.	123,376	4,381,082
Joy Global Inc.	156,171	10,981,945
Manitowoc Co. Inc. (The)	199,647	2,417,725
Rockwell Automation Inc.	216,180	13,344,791
Terex Corp.(a)	165,138	3,784,963
Wabtec Corp.	72,880	3,482,935
Zebra Technologies Corp. Class A(a)	87,755	2,952,078

		103,982,820

MANUFACTURING – 3.01%
AptarGroup Inc.	103,106	4,708,851
Carlisle Companies Inc.	92,448	2,768,818
Cooper Industries PLC	254,670	12,461,003

Security	Shares	Value
Crane Co.	74,987	$2,845,007
Donaldson Co. Inc.	117,060	5,517,038
Dover Corp.	283,024	14,776,683
Eaton Corp.	254,100	20,960,709
Harsco Corp.	122,335	3,006,994
Ingersoll-Rand PLC	489,441	17,477,938
ITT Corp.	279,047	13,067,771
Leggett & Platt Inc.	224,850	5,117,586
Pall Corp.	177,476	7,390,101
Parker Hannifin Corp.	244,823	17,152,299
Pentair Inc.	149,819	5,038,413
Roper Industries Inc.	142,634	9,296,884
SPX Corp.	75,767	4,794,536
Teleflex Inc.	60,639	3,443,082
Textron Inc.	414,884	8,530,015
Trinity Industries Inc.	120,466	2,682,778

		161,036,506

MEDIA – 2.19%
Cablevision NY Group Class A	356,992	9,349,621
CBS Corp. Class B NVS	1,034,254	16,403,269
Central European Media Enterprises Ltd. Class A(a)(b)	56,254	1,403,537
Discovery Communications Inc. Series A(a)(b)	432,267	18,825,228
DISH Network Corp. Class A	303,945	5,823,586
Gannett Co. Inc.	361,618	4,422,588
John Wiley & Sons Inc. Class A	67,692	2,765,895
Liberty Global Inc. Series A(a)(b)	359,827	11,086,270
Liberty Media Corp. - Liberty Capital Group Series A(a)	111,755	5,817,965
Liberty Media Corp. - Liberty Starz Group Series A(a)	78,057	5,064,338
McGraw-Hill Companies Inc. (The)	478,782	15,828,533
Meredith Corp.	54,339	1,810,032
New York Times Co. (The) Class A(a)	203,033	1,571,475
Scripps Networks Interactive Inc. Class A	135,968	6,469,358
Sirius XM Radio Inc.(a)	5,929,751	7,115,701
Washington Post Co. (The) Class B	9,137	3,649,409

		117,406,805

METAL FABRICATE & HARDWARE – 0.19%
Commercial Metals Co.	173,551	2,514,754
Timken Co. (The)	131,318	5,037,358
Valmont Industries Inc.	33,474	2,423,518

		9,975,630

MINING – 0.33%
Compass Minerals International Inc.	49,698	3,807,861
Royal Gold Inc.	81,109	4,042,473
Titanium Metals Corp.(a)	129,865	2,592,105
Vulcan Materials Co.(b)	193,750	7,153,250

		17,595,689

OFFICE & BUSINESS EQUIPMENT – 0.53%
Pitney Bowes Inc.(b)	315,030	6,735,341
Xerox Corp.	2,096,316	21,696,871

		28,432,212

SCHEDULES OF INVESTMENTS	87

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Index Fund

September 30, 2010

Security	Shares	Value
OIL & GAS – 4.67%
Atlas Energy Inc.(a)	117,923	$3,377,315
Atwood Oceanics Inc.(a)	85,405	2,600,582
Cabot Oil & Gas Corp.	157,785	4,750,906
Cimarex Energy Co.	127,240	8,420,743
Cobalt International Energy Inc.(a)	112,654	1,075,846
Comstock Resources Inc.(a)	71,793	1,614,625
Concho Resources Inc.(a)	138,519	9,165,802
Continental Resources Inc.(a)	46,791	2,169,231
Denbury Resources Inc.(a)	605,453	9,620,648
Diamond Offshore Drilling Inc.	104,702	7,095,655
EQT Corp.	225,438	8,129,294
EXCO Resources Inc.	221,522	3,294,032
Forest Oil Corp.(a)	170,749	5,071,245
Frontier Oil Corp.	160,798	2,154,693
Helmerich & Payne Inc.	142,845	5,779,509
Holly Corp.	67,719	1,946,921
Mariner Energy Inc.(a)	156,656	3,795,775
Murphy Oil Corp.	291,096	18,024,664
Nabors Industries Ltd.(a)	432,929	7,818,698
Newfield Exploration Co.(a)	202,294	11,619,767
Noble Energy Inc.	264,767	19,881,354
Patterson-UTI Energy Inc.	233,745	3,992,365
Petrohawk Energy Corp.(a)	458,603	7,401,852
Pioneer Natural Resources Co.	175,852	11,435,656
Plains Exploration & Production Co.(a)	212,722	5,673,296
Pride International Inc.(a)	266,616	7,846,509
QEP Resources Inc.	265,739	8,009,373
Quicksilver Resources Inc.(a)	179,409	2,260,553
Range Resources Corp.	241,764	9,218,461
Rowan Companies Inc.(a)	173,766	5,275,536
SandRidge Energy Inc.(a)(b)	544,768	3,094,282
SM Energy Co.	95,485	3,576,868
Sunoco Inc.	183,054	6,681,471
Tesoro Corp.	214,635	2,867,524
Ultra Petroleum Corp.(a)	231,413	9,714,718
Unit Corp.(a)	61,117	2,279,053
Valero Energy Corp.	860,372	15,065,114
Whiting Petroleum Corp.(a)	88,778	8,479,187

		250,279,123

OIL & GAS SERVICES – 1.46%
Cameron International Corp.(a)	370,096	15,899,324
Core Laboratories NV	67,972	5,984,255
Dresser-Rand Group Inc.(a)	125,331	4,623,461
Exterran Holdings Inc.(a)	95,948	2,178,979
FMC Technologies Inc.(a)	184,212	12,579,837
Oceaneering International Inc.(a)	83,736	4,510,021
Oil States International Inc.(a)	76,139	3,544,270
SEACOR Holdings Inc.(a)	32,285	2,749,391
Superior Energy Services Inc.(a)	119,425	3,187,453
Tidewater Inc.	78,805	3,531,252
Weatherford International Ltd.(a)	1,125,375	19,243,913

		78,032,156

PACKAGING & CONTAINERS – 0.96%
Ball Corp.	140,169	8,248,946

Security	Shares	Value
Bemis Co. Inc.	165,603	$5,257,895
Crown Holdings Inc.(a)	245,928	7,048,296
Greif Inc. Class A	52,117	3,066,564
Owens-Illinois Inc.(a)	250,433	7,027,150
Packaging Corp. of America	156,719	3,631,179
Pactiv Corp.(a)	201,775	6,654,540
Sealed Air Corp.	242,166	5,443,892
Sonoco Products Co.	152,428	5,097,192

		51,475,654

PHARMACEUTICALS – 2.70%
AmerisourceBergen Corp.	429,571	13,170,647
Amylin Pharmaceuticals Inc.(a)(b)	218,139	4,548,198
BioMarin Pharmaceutical Inc.(a)	154,421	3,451,309
Cephalon Inc.(a)	114,165	7,128,463
Dendreon Corp.(a)	219,206	9,026,903
Endo Pharmaceuticals Holdings Inc.(a)	176,588	5,869,785
Forest Laboratories Inc.(a)	434,430	13,436,920
Herbalife Ltd.	91,036	5,494,023
Hospira Inc.(a)	252,239	14,380,145
King Pharmaceuticals Inc.(a)	379,280	3,777,629
Mead Johnson Nutrition Co. Class A	310,922	17,694,571
Mylan Inc.(a)(b)	468,668	8,815,645
NBTY Inc.(a)	85,195	4,684,021
Omnicare Inc.	182,532	4,358,864
Perrigo Co.	122,650	7,876,583
SXC Health Solutions Corp.(a)	94,083	3,431,207
United Therapeutics Corp.(a)	75,250	4,214,753
VCA Antech Inc.(a)	130,594	2,754,227
Warner Chilcott PLC Class A	138,074	3,098,381
Watson Pharmaceuticals Inc.(a)	169,459	7,169,810

		144,382,084

PIPELINES – 0.88%
El Paso Corp.	1,067,513	13,215,811
ONEOK Inc.	161,368	7,268,015
Questar Corp.	265,739	4,658,404
Spectra Energy Corp.	983,405	22,175,783

		47,318,013

REAL ESTATE – 0.36%
CB Richard Ellis Group Inc. Class A(a)	434,506	7,942,770
Forest City Enterprises Inc. Class A(a)(b)	191,991	2,463,245
Jones Lang LaSalle Inc.	63,827	5,506,355
St. Joe Co. (The)(a)(b)	140,797	3,501,621

		19,413,991

REAL ESTATE INVESTMENT TRUSTS – 5.66%
Alexandria Real Estate Equities Inc.	83,072	5,815,040
AMB Property Corp.	255,329	6,758,559
Annaly Capital Management Inc.(b)	942,484	16,587,718
Apartment Investment and Management Co. Class A	177,452	3,793,924
AvalonBay Communities Inc.	125,892	13,083,956
Boston Properties Inc.	211,377	17,569,656
Brandywine Realty Trust	199,692	2,446,227
BRE Properties Inc. Class A(b)	96,867	4,019,981

88	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Index Fund

September 30, 2010

Security	Shares	Value
Camden Property Trust(b)	100,022	$4,798,055
Chimera Investment Corp.	1,336,724	5,280,060
CommonWealth REIT	98,567	2,523,315
Corporate Office Properties Trust	89,493	3,338,984
Developers Diversified Realty Corp.	300,860	3,375,649
Digital Realty Trust Inc.	131,840	8,134,528
Douglas Emmett Inc.	185,716	3,251,887
Duke Realty Corp.	380,643	4,411,652
Equity Residential(b)	429,721	20,441,828
Essex Property Trust Inc.	45,689	5,000,204
Federal Realty Investment Trust	93,118	7,604,016
General Growth Properties Inc.	376,262	5,869,687
HCP Inc.(b)	469,862	16,905,635
Health Care REIT Inc.	202,765	9,598,895
Hospitality Properties Trust	187,406	4,184,776
Host Hotels & Resorts Inc.(b)	998,669	14,460,727
Kimco Realty Corp.	615,526	9,694,534
Liberty Property Trust	171,892	5,483,355
Macerich Co. (The)	196,944	8,458,745
Mack-Cali Realty Corp.	120,413	3,938,709
Nationwide Health Properties Inc.	181,892	7,033,764
Piedmont Office Realty Trust Inc. Class A	79,575	1,504,763
ProLogis	723,438	8,522,100
Realty Income Corp.(b)	167,776	5,657,407
Regency Centers Corp.	124,202	4,902,253
Senior Housing Properties Trust(b)	193,515	4,547,602
SL Green Realty Corp.	118,345	7,494,789
Taubman Centers Inc.	82,918	3,698,972
UDR Inc.(b)	275,703	5,822,847
Ventas Inc.	237,986	12,272,938
Vornado Realty Trust	245,252	20,976,404
Weingarten Realty Investors	181,012	3,949,682

		303,213,823

RETAIL – 4.74%
Abercrombie & Fitch Co. Class A	133,942	5,266,599
Advance Auto Parts Inc.	133,344	7,824,626
Aeropostale Inc.(a)	141,938	3,300,059
American Eagle Outfitters Inc.	297,381	4,448,820
AutoNation Inc.(a)(b)	99,347	2,309,818
AutoZone Inc.(a)	39,963	9,147,930
Bed Bath & Beyond Inc.(a)	400,187	17,372,118
Big Lots Inc.(a)	114,621	3,811,148
BJ’s Wholesale Club Inc.(a)	81,783	3,393,994
Brinker International Inc.	155,891	2,940,104
Burger King Holdings Inc.	139,391	3,328,657
CarMax Inc.(a)	339,505	9,458,609
Chico’s FAS Inc.	271,542	2,856,622
Chipotle Mexican Grill Inc.(a)	47,777	8,217,644
Copart Inc.(a)	108,935	3,591,587
Darden Restaurants Inc.	213,114	9,117,017
Dick’s Sporting Goods Inc.(a)	135,908	3,810,860
Dollar General Corp.(a)	104,982	3,070,724
Dollar Tree Inc.(a)	193,466	9,433,402
Family Dollar Stores Inc.	205,457	9,072,981
Foot Locker Inc.	237,887	3,456,498
GameStop Corp. Class A(a)(b)	232,123	4,575,144
J. Crew Group Inc.(a)	82,969	2,789,418
J.C. Penney Co. Inc.	357,780	9,724,460

Security	Shares	Value
Limited Brands Inc.	405,253	$10,852,675
Macy’s Inc.	641,708	14,817,038
MSC Industrial Direct Co. Inc. Class A	66,335	3,584,743
Nordstrom Inc.	253,688	9,437,194
O’Reilly Automotive Inc.(a)	210,065	11,175,458
Office Depot Inc.(a)	418,900	1,926,940
Panera Bread Co. Class A(a)	46,110	4,085,807
PetSmart Inc.	179,639	6,287,365
RadioShack Corp.	190,411	4,061,467
Ross Stores Inc.	185,522	10,133,212
Sears Holdings Corp.(a)(b)	68,900	4,970,446
Signet Jewelers Ltd.(a)	129,868	4,122,010
Tiffany & Co.	191,829	9,014,045
Tractor Supply Co.	109,695	4,350,504
Urban Outfitters Inc.(a)	185,149	5,821,085
Wendy’s/Arby’s Group Inc. Class A	500,304	2,266,377
Williams-Sonoma Inc.	146,249	4,636,093

		253,861,298

SAVINGS & LOANS – 0.65%
Capitol Federal Financial	30,423	751,448
First Niagara Financial Group Inc.	317,449	3,698,281
Hudson City Bancorp Inc.	716,687	8,786,583
New York Community Bancorp Inc.	660,433	10,732,036
People’s United Financial Inc.	563,987	7,382,590
TFS Financial Corp.	121,473	1,116,337
Washington Federal Inc.	170,910	2,608,086

		35,075,361

SEMICONDUCTORS – 3.81%
Advanced Micro Devices Inc.(a)(b)	917,206	6,521,335
Altera Corp.	457,255	13,790,811
Analog Devices Inc.	451,469	14,167,097
Atmel Corp.(a)	699,768	5,570,153
Avago Technologies Ltd.(a)	159,903	3,599,416
Cree Inc.(a)(b)	162,765	8,836,512
Cypress Semiconductor Corp.(a)	249,133	3,134,093
Fairchild Semiconductor International Inc.(a)	191,062	1,795,983
International Rectifier Corp.(a)	107,418	2,265,446
Intersil Corp. Class A	187,986	2,197,556
KLA-Tencor Corp.	258,026	9,090,256
Lam Research Corp.(a)	192,078	8,038,464
Linear Technology Corp.	339,505	10,432,989
LSI Corp.(a)	992,444	4,525,545
Marvell Technology Group Ltd.(a)	821,300	14,380,963
Maxim Integrated Products Inc.	459,944	8,513,563
MEMC Electronic Materials Inc.(a)	345,430	4,117,526
Microchip Technology Inc.(b)	278,688	8,764,738
Micron Technology Inc.(a)(b)	1,297,658	9,356,114
National Semiconductor Corp.	361,474	4,616,023
Novellus Systems Inc.(a)	145,885	3,877,623
NVIDIA Corp.(a)	867,834	10,136,301
ON Semiconductor Corp.(a)	652,540	4,704,813
PMC-Sierra Inc.(a)	348,470	2,564,739
QLogic Corp.(a)	169,451	2,989,116
Rambus Inc.(a)(b)	159,439	3,322,709
Rovi Corp.(a)	154,936	7,810,324
Silicon Laboratories Inc.(a)	69,898	2,561,762

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Index Fund

September 30, 2010

Security	Shares	Value
Skyworks Solutions Inc.(a)	266,930	$5,520,112
Teradyne Inc.(a)	273,823	3,050,388
Varian Semiconductor Equipment Associates Inc.(a)	113,283	3,260,285
Xilinx Inc.	393,636	10,474,654

		203,987,409

SOFTWARE – 4.07%
Allscripts Healthcare Solutions Inc.(a)	176,127	3,253,066
ANSYS Inc.(a)	137,412	5,805,657
Autodesk Inc.(a)	347,796	11,119,038
BMC Software Inc.(a)	275,247	11,141,999
Broadridge Financial Solutions Inc.	192,724	4,407,598
CA Inc.	590,014	12,461,096
Cerner Corp.(a)	104,399	8,768,472
Citrix Systems Inc.(a)	282,392	19,270,430
Compuware Corp.(a)	341,894	2,916,356
Dun & Bradstreet Corp. (The)	76,484	5,670,524
Electronic Arts Inc.(a)	500,457	8,222,508
Emdeon Inc. Class A(a)	43,863	534,251
Fidelity National Information Services Inc.	401,365	10,889,032
Fiserv Inc.(a)	232,036	12,488,177
Global Payments Inc.	123,896	5,313,899
Informatica Corp.(a)	139,869	5,372,368
Intuit Inc.(a)	426,453	18,682,906
MSCI Inc. Class A(a)	166,333	5,523,919
Novell Inc.(a)	529,202	3,159,336
Nuance Communications Inc.(a)	345,342	5,401,149
Paychex Inc.	490,685	13,488,931
Red Hat Inc.(a)	286,272	11,737,152
Salesforce.com Inc.(a)	173,812	19,432,182
SEI Investments Co.	225,868	4,594,155
Solera Holdings Inc.	106,618	4,708,251
Total System Services Inc.	250,075	3,811,143

		218,173,595

TELECOMMUNICATIONS – 3.09%
Amdocs Ltd.(a)	314,455	9,012,280
Atheros Communications Inc.(a)	105,239	2,773,048
CenturyLink Inc.	456,729	18,022,526
Ciena Corp.(a)(b)	140,744	2,191,384
Clearwire Corp. Class A(a)(b)	224,819	1,818,786
CommScope Inc.(a)	143,469	3,405,954
Crown Castle International Corp.(a)	441,508	19,492,578
EchoStar Corp. Class A(a)	56,478	1,077,600
Frontier Communications Corp.	1,493,707	12,203,586
Harris Corp.	196,493	8,702,675
JDS Uniphase Corp.(a)	327,768	4,061,046
Leap Wireless International Inc.(a)	90,766	1,120,960
Level 3 Communications Inc.(a)	2,516,698	2,358,901
MetroPCS Communications Inc.(a)	382,027	3,996,002
NeuStar Inc. Class A(a)	112,894	2,806,545
NII Holdings Inc.(a)	253,559	10,421,275
Polycom Inc.(a)	128,369	3,501,906
Qwest Communications International Inc.	2,640,352	16,555,007
SBA Communications Corp. Class A(a)	177,632	7,158,570
Telephone and Data Systems Inc.	128,291	4,207,945
Tellabs Inc.	585,147	4,359,345
tw telecom inc.(a)	230,430	4,279,085

Security	Shares	Value
United States Cellular Corp.(a)	23,574	$1,083,697
Virgin Media Inc.	504,547	11,614,672
Windstream Corp.	731,740	8,993,085

		165,218,458

TEXTILES – 0.19%
Cintas Corp.	201,726	5,557,552
Mohawk Industries Inc.(a)	85,071	4,534,284

		10,091,836

TOYS, GAMES & HOBBIES – 0.41%
Hasbro Inc.	197,989	8,812,490
Mattel Inc.	553,246	12,979,151

		21,791,641

TRANSPORTATION – 1.19%
Alexander & Baldwin Inc.	62,504	2,177,639
C.H. Robinson Worldwide Inc.	252,206	17,634,244
Con-way Inc.	81,793	2,534,765
Expeditors International of Washington Inc.	322,779	14,922,073
Frontline Ltd.(b)	78,332	2,226,979
J.B. Hunt Transport Services Inc.	138,433	4,803,625
Kansas City Southern Industries Inc.(a)	155,606	5,821,220
Kirby Corp.(a)(b)	82,102	3,289,006
Landstar System Inc.	76,214	2,943,385
Ryder System Inc.	80,492	3,442,643
Teekay Corp.	64,485	1,723,684
UTi Worldwide Inc.	154,437	2,483,347

		64,002,610

TRUCKING & LEASING – 0.04%
GATX Corp.	70,426	2,064,890

		2,064,890

WATER – 0.19%
American Water Works Co. Inc.	266,672	6,205,457
Aqua America Inc.	208,010	4,243,404

		10,448,861

TOTAL COMMON STOCKS
(Cost: $5,332,054,576)		5,348,344,970

SHORT-TERM INVESTMENTS – 4.53%

MONEY MARKET FUNDS – 4.53%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(c)(d)(e)	197,221,372	197,221,372
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(c)(d)(e)	39,974,782	39,974,782

90	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Index Fund

September 30, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(c)(d)	5,327,324	$5,327,324

		242,523,478

TOTAL SHORT-TERM INVESTMENTS
(Cost: $242,523,478)		242,523,478

TOTAL INVESTMENTS IN SECURITIES – 104.40%
(Cost: $5,574,578,054)		5,590,868,448

Other Assets, Less Liabilities – (4.40)%		(235,833,542)

NET ASSETS – 100.00%		$5,355,034,906

NVS - Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Unaudited)

iShares Russell Midcap Growth Index Fund

September 30, 2010

Security	Shares	Value

COMMON STOCKS – 99.87%

ADVERTISING – 0.32%
Interpublic Group of Companies Inc. (The)(a)	811,381	$8,138,151
Lamar Advertising Co. Class A(a)(b)	19,492	620,236

		8,758,387
AEROSPACE & DEFENSE – 0.79%
Alliant Techsystems Inc.(a)	50,810	3,831,074
Goodrich Corp.	58,264	4,295,805
Rockwell Collins Inc.	137,094	7,985,725
Spirit AeroSystems Holdings Inc. Class A(a)	27,132	540,741
TransDigm Group Inc.	82,174	5,098,897

		21,752,242
AIRLINES – 1.12%
AMR Corp.(a)	179,220	1,123,709
Continental Airlines Inc. Class B(a)	231,328	5,746,188
Copa Holdings SA Class A	32,639	1,759,569
Delta Air Lines Inc.(a)	1,308,922	15,235,852
Southwest Airlines Co.	164,658	2,152,080
United Continental Holdings Inc.	210,140	4,965,608

		30,983,006
APPAREL – 1.60%
Coach Inc.	506,260	21,748,930
Guess? Inc.	107,917	4,384,668
Hanesbrands Inc.(a)	158,479	4,098,267
Phillips-Van Heusen Corp.	94,172	5,665,387
Polo Ralph Lauren Corp.	92,687	8,328,854

		44,226,106
AUTO MANUFACTURERS – 0.35%
Navistar International Corp.(a)	117,647	5,134,115
Oshkosh Corp.(a)	149,660	4,115,650
Tesla Motors Inc.(a)	17,778	362,760

		9,612,525
AUTO PARTS & EQUIPMENT – 0.99%
Autoliv Inc.	48,725	3,183,204
BorgWarner Inc.(a)	179,779	9,459,971
Federal-Mogul Corp. Class A(a)	8,313	157,199
Goodyear Tire & Rubber Co. (The)(a)	402,442	4,326,252
Lear Corp.(a)	24,540	1,936,942
TRW Automotive Holdings Corp.(a)	88,998	3,698,757
WABCO Holdings Inc.(a)	107,460	4,506,872

		27,269,197
BANKS – 0.04%
Bank of Hawaii Corp.	25,234	1,133,511

		1,133,511

Security	Shares	Value
BEVERAGES – 1.18%
Brown-Forman Corp. Class B NVS	132,099	$8,142,582
Coca-Cola Enterprises Inc.	323,541	10,029,771
Dr Pepper Snapple Group Inc.	125,650	4,463,088
Green Mountain Coffee Roasters Inc.(a)(b)	183,408	5,720,496
Hansen Natural Corp.(a)	92,742	4,323,632

		32,679,569
BIOTECHNOLOGY – 2.14%
Abraxis BioScience Inc.(a)	4,783	369,917
Alexion Pharmaceuticals Inc.(a)	148,478	9,556,044
Charles River Laboratories International Inc.(a)(b)	26,374	874,298
Human Genome Sciences Inc.(a)	310,633	9,253,757
Illumina Inc.(a)(b)	201,659	9,921,623
Life Technologies Corp.(a)	215,311	10,052,871
Myriad Genetics Inc.(a)	161,106	2,643,749
Regeneron Pharmaceuticals Inc.(a)	106,838	2,927,361
Talecris Biotherapeutics Holdings Corp.(a)	84,119	1,924,643
Vertex Pharmaceuticals Inc.(a)	334,922	11,578,254

		59,102,517
BUILDING MATERIALS – 0.58%
Armstrong World Industries Inc.(a)	3,135	130,134
Eagle Materials Inc.	71,950	1,705,215
Lennox International Inc.	77,970	3,250,569
Martin Marietta Materials Inc.(b)	75,201	5,788,221
Masco Corp.	178,845	1,969,084
Owens Corning(a)	104,622	2,681,462
USG Corp.(a)	44,844	591,492

		16,116,177
CHEMICALS – 3.74%
Airgas Inc.	138,298	9,397,349
Albemarle Corp.	151,509	7,092,136
Ashland Inc.	11,365	554,271
Celanese Corp. Series A	259,525	8,330,752
CF Industries Holdings Inc.	84,799	8,098,304
Eastman Chemical Co.	24,587	1,819,438
Ecolab Inc.	387,205	19,646,782
FMC Corp.	82,436	5,639,447
International Flavors & Fragrances Inc.	131,888	6,399,206
Lubrizol Corp.	113,000	11,974,610
PPG Industries Inc.	45,667	3,324,558
RPM International Inc.	107,851	2,148,392
Sherwin-Williams Co. (The)	94,208	7,078,789
Sigma-Aldrich Corp.	186,429	11,256,583
Valspar Corp. (The)	16,170	515,015

		103,275,632
COAL – 0.66%
Alpha Natural Resources Inc.(a)	26,994	1,110,803
Arch Coal Inc.	191,609	5,117,877
CONSOL Energy Inc.	171,621	6,343,112

92	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Growth Index Fund

September 30, 2010

Security	Shares	Value
Walter Energy Inc.	69,903	$5,682,415

		18,254,207

COMMERCIAL SERVICES – 4.84%
Aaron’s Inc.	67,746	1,249,914
Alliance Data Systems Corp.(a)(b)	88,326	5,764,155
Apollo Group Inc. Class A(a)	214,455	11,012,264
Career Education Corp.(a)(b)	107,484	2,307,681
Corrections Corp. of America(a)	32,392	799,435
DeVry Inc.	105,434	5,188,407
Education Management Corp.(a)(b)	38,733	568,600
Emergency Medical Services Corp. Class A(a)	48,878	2,602,754
FTI Consulting Inc.(a)	62,899	2,181,966
Gartner Inc.(a)	122,407	3,603,662
Genpact Ltd.(a)	108,141	1,917,340
Green Dot Corp. Class A(a)	6,469	313,617
H&R Block Inc.	211,449	2,738,265
Hertz Global Holdings Inc.(a)(b)	277,117	2,934,669
Hewitt Associates Inc. Class A(a)	154,204	7,776,508
Hillenbrand Inc.	102,408	2,202,796
Iron Mountain Inc.	302,310	6,753,605
ITT Educational Services Inc.(a)(b)	57,168	4,017,195
KAR Auction Services Inc.(a)	7,706	97,173
Lender Processing Services Inc.	157,057	5,219,004
Monster Worldwide Inc.(a)	104,404	1,353,076
Moody’s Corp.(b)	340,353	8,502,018
Morningstar Inc.(a)	36,192	1,612,716
Pharmaceutical Product Development Inc.	174,781	4,332,821
R.R. Donnelley & Sons Co.	18,793	318,729
Robert Half International Inc.	248,532	6,461,832
SAIC Inc.(a)	512,372	8,187,705
Strayer Education Inc.(b)	23,021	4,017,164
Towers Watson & Co. Class A	10,527	517,718
Verisk Analytics Inc. Class A(a)	172,449	4,830,296
VistaPrint NV(a)	72,070	2,785,505
Weight Watchers International Inc.	54,511	1,700,198
Western Union Co.	1,115,289	19,707,157

		133,575,945

COMPUTERS – 3.29%
Cadence Design Systems Inc.(a)	452,581	3,453,193
Diebold Inc.	23,822	740,626
DST Systems Inc.	59,605	2,672,688
FactSet Research Systems Inc.(b)	77,713	6,304,856
IHS Inc. Class A(a)	80,268	5,458,224
MICROS Systems Inc.(a)	133,099	5,634,081
NCR Corp.(a)	265,567	3,619,678
NetApp Inc.(a)	571,725	28,466,188
SanDisk Corp.(a)(b)	381,633	13,986,849
Seagate Technology PLC(a)	582,757	6,864,877
Synopsys Inc.(a)	15,980	395,825
Teradata Corp.(a)	276,696	10,669,398
Western Digital Corp.(a)	87,082	2,472,258

		90,738,741

COSMETICS & PERSONAL CARE – 1.29%
Alberto-Culver Co.	31,995	1,204,612

Security	Shares	Value
Avon Products Inc.	710,772	$22,822,889
Estee Lauder Companies Inc. (The) Class A	183,468	11,600,681

		35,628,182

DISTRIBUTION & WHOLESALE – 1.09%
Fastenal Co.(b)	220,262	11,715,736
Ingram Micro Inc. Class A(a)	15,132	255,125
LKQ Corp.(a)	238,686	4,964,669
W.W. Grainger Inc.	102,905	12,257,015
WESCO International Inc.(a)(b)	23,055	905,831

		30,098,376

DIVERSIFIED FINANCIAL SERVICES – 2.99%
Affiliated Managers Group Inc.(a)	84,861	6,620,007
Ameriprise Financial Inc.	86,515	4,094,755
CBOE Holdings Inc.	9,175	185,335
Eaton Vance Corp.	195,560	5,679,062
Federated Investors Inc. Class B	100,732	2,292,660
GLG Partners Inc.(a)(b)	198,717	894,226
Greenhill & Co. Inc.(b)	49,236	3,905,400
Interactive Brokers Group Inc. Class A(a)	16,787	288,904
IntercontinentalExchange Inc.(a)	122,904	12,870,507
Invesco Ltd.	235,410	4,997,754
Janus Capital Group Inc.	28,979	317,320
Lazard Ltd. Class A(b)	153,284	5,377,203
NASDAQ OMX Group Inc. (The)(a)	22,664	440,362
NYSE Euronext Inc.	93,529	2,672,124
T. Rowe Price Group Inc.	430,648	21,560,392
TD AMERITRADE Holding Corp.(a)	386,367	6,239,827
Waddell & Reed Financial Inc. Class A	143,367	3,922,521

		82,358,359

ELECTRIC – 0.30%
Calpine Corp.(a)	269,296	3,352,735
ITC Holdings Corp.	73,066	4,548,359
Ormat Technologies Inc.	17,060	497,640

		8,398,734

ELECTRICAL COMPONENTS & EQUIPMENT – 0.44%
AMETEK Inc.	176,132	8,413,826
General Cable Corp.(a)	30,453	825,885
Hubbell Inc. Class B	39,575	2,008,431
SunPower Corp. Class A(a)	63,871	919,743

		12,167,885

ELECTRONICS – 3.19%
Agilent Technologies Inc.(a)	577,700	19,277,849
Amphenol Corp. Class A	288,483	14,129,897
Arrow Electronics Inc.(a)	22,649	605,408
AVX Corp.	7,017	96,975
Dolby Laboratories Inc. Class A(a)(b)	88,675	5,037,627
FLIR Systems Inc.(a)	253,967	6,526,952
Garmin Ltd.	11,662	353,942
Gentex Corp.	232,767	4,541,284
Itron Inc.(a)	61,786	3,783,157

SCHEDULES OF INVESTMENTS	93

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Growth Index Fund

September 30, 2010

Security	Shares	Value
Jabil Circuit Inc.	209,627	$3,020,725
Mettler-Toledo International Inc.(a)	55,755	6,938,152
National Instruments Corp.	95,329	3,113,445
PerkinElmer Inc.	87,995	2,036,204
Thomas & Betts Corp.(a)	15,521	636,671
Trimble Navigation Ltd.(a)	200,811	7,036,418
Waters Corp.(a)	154,700	10,949,666

		88,084,372

ENERGY – ALTERNATE SOURCES – 0.50%
Covanta Holding Corp.	11,736	184,842
First Solar Inc.(a)(b)	92,189	13,584,049

		13,768,891

ENGINEERING & CONSTRUCTION – 0.59%
AECOM Technology Corp.(a)	52,209	1,266,591
Chicago Bridge & Iron Co. NV(a)	67,028	1,638,835
Fluor Corp.	18,044	893,719
Jacobs Engineering Group Inc.(a)	125,100	4,841,370
KBR Inc.	14,955	368,491
McDermott International Inc.(a)	302,417	4,469,723
Shaw Group Inc. (The)(a)	80,597	2,704,835

		16,183,564

ENTERTAINMENT – 0.57%
Bally Technologies Inc.(a)	90,966	3,179,262
DreamWorks Animation SKG Inc. Class A(a)	124,013	3,957,255
International Game Technology	493,581	7,132,245
International Speedway Corp. Class A	16,843	410,969
Madison Square Garden Inc. Class A(a)	31,560	665,285
Regal Entertainment Group Class A	31,569	414,185

		15,759,201

ENVIRONMENTAL CONTROL – 0.88%
Nalco Holding Co.	214,675	5,411,957
Republic Services Inc.	161,014	4,909,317
Stericycle Inc.(a)(b)	140,940	9,792,511
Waste Connections Inc.(a)	102,726	4,074,113

		24,187,898

FOOD – 1.83%
Campbell Soup Co.	182,616	6,528,522
ConAgra Foods Inc.	73,886	1,621,059
Flowers Foods Inc.	47,506	1,180,049
H.J. Heinz Co.	215,892	10,226,804
Hershey Co. (The)	148,811	7,081,915
McCormick & Co. Inc. NVS	109,563	4,606,029
Sara Lee Corp.	784,815	10,540,065
Whole Foods Market Inc.(a)	231,637	8,596,049

		50,380,492

FOREST PRODUCTS & PAPER – 0.69%
International Paper Co.	564,491	12,277,679
Plum Creek Timber Co. Inc.(b)	115,867	4,090,105

Security	Shares	Value
Rayonier Inc.	39,602	$1,984,852
Temple-Inland Inc.	32,424	605,032

		18,957,668

HAND & MACHINE TOOLS – 0.38%
Kennametal Inc.	102,529	3,171,222
Lincoln Electric Holdings Inc.	71,259	4,120,196
Regal Beloit Corp.	53,125	3,117,906

		10,409,324

HEALTH CARE - PRODUCTS – 4.00%
Alere Inc.(a)	41,027	1,268,965
C.R. Bard Inc.	158,151	12,878,236
CareFusion Corp.(a)	64,701	1,607,173
Cooper Companies Inc. (The)	14,028	648,374
DENTSPLY International Inc.	242,371	7,748,601
Edwards Lifesciences Corp.(a)	188,484	12,637,852
Gen-Probe Inc.(a)	82,177	3,982,298
Henry Schein Inc.(a)	151,389	8,868,368
Hill-Rom Holdings Inc.	87,583	3,143,354
IDEXX Laboratories Inc.(a)	95,532	5,896,235
Intuitive Surgical Inc.(a)	64,960	18,431,750
Kinetic Concepts Inc.(a)	9,420	344,584
Patterson Companies Inc.	168,828	4,836,922
ResMed Inc.(a)	251,169	8,240,855
TECHNE Corp.	61,810	3,815,531
Thoratec Corp.(a)	94,532	3,495,793
Varian Medical Systems Inc.(a)	205,450	12,429,725

		110,274,616

HEALTH CARE – SERVICES – 2.16%
Brookdale Senior Living Inc.(a)	18,673	304,556
Community Health Systems Inc.(a)	108,311	3,354,392
Covance Inc.(a)	107,073	5,009,946
DaVita Inc.(a)	172,900	11,935,287
Health Management Associates Inc. Class A(a)	412,981	3,163,434
Laboratory Corp. of America Holdings(a)	173,469	13,605,174
Lincare Holdings Inc.	166,241	4,170,987
MEDNAX Inc.(a)	74,367	3,963,761
Quest Diagnostics Inc.	214,789	10,840,401
Tenet Healthcare Corp.(a)	575,311	2,715,468
Universal Health Services Inc. Class B	10,293	399,986

		59,463,392

HOME BUILDERS – 0.29%
NVR Inc.(a)	9,742	6,308,237
Thor Industries Inc.	54,859	1,832,291

		8,140,528

HOME FURNISHINGS – 0.36%
Harman International Industries Inc.(a)	55,034	1,838,686
Tempur-Pedic International Inc.(a)(b)	121,277	3,759,587
Whirlpool Corp.	53,749	4,351,519

		9,949,792

94	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Growth Index Fund

September 30, 2010

Security	Shares	Value
HOUSEHOLD PRODUCTS & WARES – 1.37%
Avery Dennison Corp.	10,740	$398,669
Church & Dwight Co. Inc.	117,384	7,622,917
Clorox Co. (The)	220,450	14,717,242
Fortune Brands Inc.	30,239	1,488,666
Fossil Inc.(a)	87,830	4,724,376
Scotts Miracle-Gro Co. (The) Class A	76,876	3,976,795
Tupperware Brands Corp.	105,484	4,826,948

		37,755,613

HOUSEWARES – 0.11%
Toro Co. (The)	51,955	2,921,430

		2,921,430

INSURANCE – 1.14%
Arch Capital Group Ltd.(a)	4,925	412,715
Arthur J. Gallagher & Co.	43,578	1,149,152
Axis Capital Holdings Ltd.	57,282	1,886,869
Brown & Brown Inc.	100,245	2,023,946
Endurance Specialty Holdings Ltd.	8,460	336,708
Erie Indemnity Co. Class A	34,827	1,952,402
Genworth Financial Inc. Class A(a)	150,397	1,837,851
Hartford Financial Services Group Inc. (The)	61,225	1,405,114
Marsh & McLennan Companies Inc.	827,980	19,970,877
Validus Holdings Ltd.	12,924	340,677

		31,316,311

INTERNET – 3.88%
Akamai Technologies Inc.(a)	301,327	15,120,589
Equinix Inc.(a)	75,103	7,686,792
Expedia Inc.	140,227	3,955,804
F5 Networks Inc.(a)	132,825	13,788,563
IAC/InterActiveCorp(a)	56,589	1,486,593
McAfee Inc.(a)	259,630	12,270,114
Netflix Inc.(a)	66,468	10,778,451
Priceline.com Inc.(a)	78,730	27,424,808
VeriSign Inc.(a)	302,167	9,590,781
WebMD Health Corp.(a)	98,573	4,915,835

		107,018,330

IRON & STEEL – 1.00%
AK Steel Holding Corp.	26,233	362,278
Allegheny Technologies Inc.	163,051	7,573,719
Carpenter Technology Corp.	72,419	2,441,244
Cliffs Natural Resources Inc.	225,231	14,396,766
Reliance Steel & Aluminum Co.	13,629	566,012
Schnitzer Steel Industries Inc. Class A	7,634	368,570
United States Steel Corp.(b)	44,288	1,941,586

		27,650,175

LEISURE TIME – 0.63%
Harley-Davidson Inc.	391,889	11,145,323
Royal Caribbean Cruises Ltd.(a)	84,308	2,658,231

Security	Shares	Value
WMS Industries Inc.(a)	95,556	$3,637,817

		17,441,371

LODGING – 1.61%
Choice Hotels International Inc.	3,695	134,720
Marriott International Inc. Class A	450,748	16,150,301
MGM Resorts International(a)(b)	73,881	833,377
Starwood Hotels & Resorts Worldwide Inc.	314,787	16,542,057
Wynn Resorts Ltd.	125,012	10,847,291

		44,507,746

MACHINERY – 3.41%
Babcock & Wilcox Co. (The)(a)	151,180	3,217,110
Bucyrus International Inc.	124,699	8,647,876
CNH Global NV(a)	6,862	251,424
Cummins Inc.	332,705	30,136,419
Flowserve Corp.	78,948	8,638,490
Gardner Denver Inc.	82,705	4,439,604
Graco Inc.	99,799	3,166,622
IDEX Corp.	112,191	3,983,903
Joy Global Inc.	170,642	11,999,546
Manitowoc Co. Inc. (The)	215,867	2,614,149
Rockwell Automation Inc.	236,988	14,629,269
Wabtec Corp.	12,718	607,793
Zebra Technologies Corp. Class A(a)	55,011	1,850,570

		94,182,775

MANUFACTURING – 2.63%
Carlisle Companies Inc.	7,436	222,708
Cooper Industries PLC	278,537	13,628,815
Donaldson Co. Inc.	127,744	6,020,575
Dover Corp.	196,556	10,262,189
Eaton Corp.	72,867	6,010,799
Harsco Corp.	10,527	258,754
Leggett & Platt Inc.	145,239	3,305,640
Pall Corp.	193,632	8,062,836
Parker Hannifin Corp.	76,015	5,325,611
Pentair Inc.	84,475	2,840,894
Roper Industries Inc.	155,699	10,148,461
SPX Corp.	15,835	1,002,039
Teleflex Inc.	10,527	597,723
Textron Inc.	234,745	4,826,357

		72,513,401

MEDIA – 1.73%
CBS Corp. Class B NVS	132,936	2,108,365
Discovery Communications Inc. Series A(a)	345,450	15,044,348
John Wiley & Sons Inc. Class A	69,098	2,823,344
McGraw-Hill Companies Inc. (The)	368,416	12,179,833
Meredith Corp.	24,920	830,085
Scripps Networks Interactive Inc. Class A	148,487	7,065,011
Sirius XM Radio Inc.(a)	6,440,058	7,728,070

		47,779,056

SCHEDULES OF INVESTMENTS	95

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Growth Index Fund

September 30, 2010

Security	Shares	Value

METAL FABRICATE & HARDWARE – 0.24%
Timken Co. (The)	106,434	$4,082,808
Valmont Industries Inc.	36,477	2,640,935

		6,723,743

MINING – 0.28%
Compass Minerals International Inc.	54,650	4,187,283
Royal Gold Inc.	13,826	689,088
Titanium Metals Corp.(a)	140,679	2,807,953

		7,684,324

OFFICE & BUSINESS EQUIPMENT – 0.19%
Pitney Bowes Inc.	245,696	5,252,980

		5,252,980

OIL & GAS – 3.13%
Atlas Energy Inc.(a)	94,262	2,699,664
Atwood Oceanics Inc.(a)	19,293	587,472
Cimarex Energy Co.	139,740	9,247,993
Concho Resources Inc.(a)	151,723	10,039,511
Continental Resources Inc.(a)	45,929	2,129,268
Diamond Offshore Drilling Inc.	37,073	2,512,437
EQT Corp.	229,507	8,276,022
EXCO Resources Inc.	245,880	3,656,236
Forest Oil Corp.(a)	121,107	3,596,878
Holly Corp.	50,320	1,446,700
Mariner Energy Inc.(a)	13,406	324,827
Murphy Oil Corp.	38,056	2,356,427
Nabors Industries Ltd.(a)	187,539	3,386,954
Petrohawk Energy Corp.(a)	355,408	5,736,285
Pride International Inc.(a)	115,527	3,399,960
Quicksilver Resources Inc.(a)	13,136	165,514
Range Resources Corp.	265,413	10,120,198
Rowan Companies Inc.(a)	24,374	739,995
SandRidge Energy Inc.(a)	348,779	1,981,065
SM Energy Co.	70,305	2,633,625
Ultra Petroleum Corp.(a)	253,406	10,637,984
Whiting Petroleum Corp.(a)	6,748	644,501

		86,319,516

OIL & GAS SERVICES – 1.60%
Cameron International Corp.(a)	230,865	9,917,960
Core Laboratories NV	74,416	6,551,585
Dresser-Rand Group Inc.(a)	123,484	4,555,325
Exterran Holdings Inc.(a)	11,249	255,465
FMC Technologies Inc.(a)	202,113	13,802,297
Oil States International Inc.(a)	4,992	232,377
Superior Energy Services Inc.(a)	8,762	233,858
Weatherford International Ltd.(a)	494,606	8,457,762

		44,006,629

PACKAGING & CONTAINERS – 0.67%
Ball Corp.	32,295	1,900,561

Security	Shares	Value
Crown Holdings Inc.(a)	268,469	$7,694,321
Owens-Illinois Inc.(a)	84,696	2,376,570
Pactiv Corp.(a)	197,920	6,527,402

		18,498,854

PHARMACEUTICALS – 3.23%
AmerisourceBergen Corp.	469,450	14,393,337
Amylin Pharmaceuticals Inc.(a)(b)	239,676	4,997,244
BioMarin Pharmaceutical Inc.(a)	170,176	3,803,434
Dendreon Corp.(a)	238,930	9,839,137
Herbalife Ltd.	99,296	5,992,513
Hospira Inc.(a)	275,266	15,692,915
Mead Johnson Nutrition Co. Class A	46,548	2,649,047
Mylan Inc.(a)(b)	431,009	8,107,279
Omnicare Inc.	19,991	477,385
Perrigo Co.	133,776	8,591,095
SXC Health Solutions Corp.(a)	102,380	3,733,799
United Therapeutics Corp.(a)	82,131	4,600,157
VCA Antech Inc.(a)	141,731	2,989,107
Warner Chilcott PLC Class A	148,314	3,328,166

		89,194,615

PIPELINES – 0.10%
El Paso Corp.	215,072	2,662,591

		2,662,591

REAL ESTATE – 0.66%
CB Richard Ellis Group Inc. Class A(a)	472,641	8,639,877
Jones Lang LaSalle Inc.	69,705	6,013,450
St. Joe Co. (The)(a)(b)	138,065	3,433,677

		18,087,004

REAL ESTATE INVESTMENT TRUSTS – 1.15%
AMB Property Corp.	25,401	672,365
Apartment Investment and Management Co. Class A	94,659	2,023,809
Digital Realty Trust Inc.(b)	136,502	8,422,173
Equity Residential	29,645	1,410,213
Essex Property Trust Inc.	19,295	2,111,645
Federal Realty Investment Trust	61,198	4,997,429
General Growth Properties Inc.	337,246	5,261,038
ProLogis	47,835	563,496
UDR Inc.	20,023	422,886
Ventas Inc.	71,453	3,684,831
Vornado Realty Trust	24,514	2,096,682

		31,666,567

RETAIL – 7.94%
Abercrombie & Fitch Co. Class A	112,591	4,427,078
Advance Auto Parts Inc.	145,518	8,538,996
Aeropostale Inc.(a)	154,868	3,600,681
American Eagle Outfitters Inc.	81,839	1,224,312
AutoNation Inc.(a)(b)	37,105	862,691
AutoZone Inc.(a)	43,716	10,007,030
Bed Bath & Beyond Inc.(a)	436,823	18,962,487
Big Lots Inc.(a)	125,376	4,168,752

96	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Growth Index Fund

September 30, 2010

Security	Shares	Value
BJ’s Wholesale Club Inc.(a)	7,718	$320,297
Brinker International Inc.	148,521	2,801,106
Burger King Holdings Inc.	152,239	3,635,467
CarMax Inc.(a)	370,520	10,322,687
Chico’s FAS Inc.	294,285	3,095,878
Chipotle Mexican Grill Inc.(a)	52,111	8,963,092
Copart Inc.(a)	120,755	3,981,292
Darden Restaurants Inc.	232,857	9,961,623
Dick’s Sporting Goods Inc.(a)	149,592	4,194,560
Dollar General Corp.(a)	117,109	3,425,438
Dollar Tree Inc.(a)	211,274	10,301,720
Family Dollar Stores Inc.	223,696	9,878,415
J. Crew Group Inc.(a)	90,862	3,054,781
J.C. Penney Co. Inc.	128,691	3,497,821
Limited Brands Inc.	444,521	11,904,272
Macy’s Inc.	68,460	1,580,741
MSC Industrial Direct Co. Inc. Class A	73,065	3,948,433
Nordstrom Inc.	278,443	10,358,080
O’Reilly Automotive Inc.(a)	229,703	12,220,200
Office Depot Inc.(a)	48,690	223,974
Panera Bread Co. Class A(a)	51,063	4,524,692
PetSmart Inc.	196,030	6,861,050
Ross Stores Inc.	203,618	11,121,615
Tiffany & Co.	209,581	9,848,211
Tractor Supply Co.	121,337	4,812,225
Urban Outfitters Inc.(a)(b)	202,038	6,352,075
Wendy’s/Arby’s Group Inc. Class A	211,833	959,604
Williams-Sonoma Inc.	160,598	5,090,957

		219,032,333

SAVINGS & LOANS – 0.03%
Capitol Federal Financial	2,702	66,739
Hudson City Bancorp Inc.	66,575	816,210

		882,949

SEMICONDUCTORS – 6.58%
Advanced Micro Devices Inc.(a)(b)	381,659	2,713,595
Altera Corp.	501,253	15,117,790
Analog Devices Inc.	495,032	15,534,104
Atmel Corp.(a)	686,885	5,467,605
Avago Technologies Ltd.(a)	177,672	3,999,397
Cree Inc.(a)(b)	178,748	9,704,229
Cypress Semiconductor Corp.(a)	274,501	3,453,223
Intersil Corp. Class A	70,906	828,891
KLA-Tencor Corp.	15,037	529,753
Lam Research Corp.(a)	209,522	8,768,496
Linear Technology Corp.	372,902	11,459,278
Marvell Technology Group Ltd.(a)	898,456	15,731,965
Maxim Integrated Products Inc.	500,712	9,268,179
MEMC Electronic Materials Inc.(a)	157,843	1,881,489
Microchip Technology Inc.(b)	305,080	9,594,766
National Semiconductor Corp.	358,461	4,577,547
Novellus Systems Inc.(a)	142,612	3,790,627
NVIDIA Corp.(a)	948,262	11,075,700
ON Semiconductor Corp.(a)	717,276	5,171,560
PMC-Sierra Inc.(a)	18,672	137,426
QLogic Corp.(a)	185,036	3,264,035
Rambus Inc.(a)(b)	174,155	3,629,390

Security	Shares	Value
Rovi Corp.(a)	169,213	$8,530,027
Silicon Laboratories Inc.(a)	75,817	2,778,693
Skyworks Solutions Inc.(a)	293,052	6,060,315
Teradyne Inc.(a)	302,164	3,366,107
Varian Semiconductor Equipment Associates Inc.(a)	123,161	3,544,574
Xilinx Inc.	429,854	11,438,415

		181,417,176

SOFTWARE – 7.59%
Allscripts Healthcare Solutions Inc.(a)	192,579	3,556,934
ANSYS Inc.(a)	149,965	6,336,021
Autodesk Inc.(a)	379,784	12,141,695
BMC Software Inc.(a)	301,963	12,223,462
Broadridge Financial Solutions Inc.	192,467	4,401,720
CA Inc.	524,662	11,080,861
Cerner Corp.(a)(b)	114,061	9,579,983
Citrix Systems Inc.(a)	308,352	21,041,940
Compuware Corp.(a)	208,729	1,780,458
Dun & Bradstreet Corp. (The)	83,494	6,190,245
Electronic Arts Inc.(a)	513,158	8,431,186
Emdeon Inc. Class A(a)	42,278	514,946
Fiserv Inc.(a)	168,581	9,073,029
Global Payments Inc.	136,237	5,843,205
Informatica Corp.(a)	153,228	5,885,488
Intuit Inc.(a)	465,470	20,392,241
MSCI Inc. Class A(a)	182,433	6,058,600
Nuance Communications Inc.(a)	376,614	5,890,243
Paychex Inc.	536,252	14,741,568
Red Hat Inc.(a)	313,754	12,863,914
Salesforce.com Inc.(a)	190,035	21,245,913
SEI Investments Co.	249,681	5,078,512
Solera Holdings Inc.	116,780	5,157,005

		209,509,169

TELECOMMUNICATIONS – 3.11%
Amdocs Ltd.(a)	95,100	2,725,566
Atheros Communications Inc.(a)	115,188	3,035,204
Ciena Corp.(a)(b)	152,223	2,370,112
Clearwire Corp. Class A(a)(b)	190,048	1,537,488
Crown Castle International Corp.(a)	481,934	21,277,386
Frontier Communications Corp.	626,444	5,118,047
Harris Corp.	215,031	9,523,723
JDS Uniphase Corp.(a)	360,492	4,466,496
Level 3 Communications Inc.(a)	1,047,158	981,501
MetroPCS Communications Inc.(a)	200,058	2,092,607
NeuStar Inc. Class A(a)	125,096	3,109,886
NII Holdings Inc.(a)	219,098	9,004,928
Polycom Inc.(a)	142,567	3,889,228
SBA Communications Corp. Class A(a)	193,812	7,810,624
tw telecom inc.(a)	253,373	4,705,137
Windstream Corp.	332,598	4,087,629

		85,735,562

TEXTILES – 0.02%
Mohawk Industries Inc.(a)	10,868	579,264

		579,264

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Growth Index Fund

September 30, 2010

Security	Shares	Value

TOYS, GAMES & HOBBIES – 0.65%
Hasbro Inc.	216,207	$9,623,374
Mattel Inc.	350,342	8,219,023

		17,842,397

TRANSPORTATION – 1.98%
C.H. Robinson Worldwide Inc.	275,257	19,245,969
Con-way Inc.	7,494	232,239
Expeditors International of Washington Inc.	353,687	16,350,950
Frontline Ltd.(b)	69,768	1,983,504
J.B. Hunt Transport Services Inc.	151,081	5,242,511
Kansas City Southern Industries Inc.(a)	100,973	3,777,400
Kirby Corp.(a)(b)	6,099	244,326
Landstar System Inc.	83,207	3,213,454
Ryder System Inc.	46,013	1,967,976
UTi Worldwide Inc.	141,582	2,276,639

		54,534,968

TRUCKING & LEASING – 0.02%
GATX Corp.	21,601	633,341

		633,341

TOTAL COMMON STOCKS (Cost: $2,599,645,634)		2,755,039,226
SHORT-TERM INVESTMENTS – 6.07%
MONEY MARKET FUNDS – 6.07%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(c)(d)(e)	137,092,637	137,092,637
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(c)(d)(e)	27,787,294	27,787,294
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(c)(d)	2,515,745	2,515,745

		167,395,676

TOTAL SHORT-TERM INVESTMENTS (Cost: $167,395,676)		167,395,676

TOTAL INVESTMENTS IN SECURITIES – 105.94% (Cost: $2,767,041,310)		2,922,434,902
Other Assets, Less Liabilities – (5.94)%		(163,928,363)

NET ASSETS – 100.00%		$2,758,506,539

NVS	– Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

98	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iShares Russell Midcap Value Index Fund

September 30, 2010

Security	Shares	Value

COMMON STOCKS – 99.87%

ADVERTISING – 0.10%
Clear Channel Outdoor Holdings Inc. Class A(a)	66,431	$759,306
Lamar Advertising Co. Class A(a)(b)	73,335	2,333,520

		3,092,826

AEROSPACE & DEFENSE – 1.30%
Alliant Techsystems Inc.(a)	3,609	272,119
BE Aerospace Inc.(a)	153,677	4,657,950
Goodrich Corp.	143,824	10,604,143
L-3 Communications Holdings Inc.	184,948	13,366,192
Rockwell Collins Inc.	119,218	6,944,448
Spirit AeroSystems Holdings Inc. Class A(a)	143,546	2,860,872

		38,705,724

AGRICULTURE – 1.12%
Bunge Ltd.(b)	230,351	13,627,565
Lorillard Inc.	244,253	19,615,959

		33,243,524

AIRLINES – 0.61%
AMR Corp.(a)	358,825	2,249,833
Copa Holdings SA Class A	17,476	942,131
Southwest Airlines Co.	1,031,370	13,480,006
United Continental Holdings Inc.	66,951	1,582,052

		18,254,022

APPAREL – 0.38%
VF Corp.	140,756	11,404,051

		11,404,051

AUTO MANUFACTURERS – 0.01%
Tesla Motors Inc.(a)	7,406	151,119

		151,119

AUTO PARTS & EQUIPMENT – 0.44%
Autoliv Inc.	90,413	5,906,681
BorgWarner Inc.(a)	14,771	777,250
Federal-Mogul Corp. Class A(a)	23,216	439,015
Lear Corp.(a)	55,624	4,390,402
TRW Automotive Holdings Corp.(a)	41,071	1,706,911

		13,220,259

BANKS – 5.16%
Associated Banc-Corp	278,171	3,669,076
BancorpSouth Inc.	134,411	1,905,948
Bank of Hawaii Corp.	51,602	2,317,962
BOK Financial Corp.	40,128	1,810,977
CapitalSource Inc.	513,811	2,743,751
City National Corp.	72,217	3,832,556

Security	Shares	Value
Comerica Inc.	281,756	$10,467,235
Commerce Bancshares Inc.	115,796	4,352,772
Cullen/Frost Bankers Inc.	84,205	4,536,123
East West Bancorp Inc.	236,112	3,843,903
Fifth Third Bancorp	1,270,054	15,278,750
First Citizens BancShares Inc. Class A	8,747	1,620,557
First Horizon National Corp.(a)	372,071	4,245,330
Fulton Financial Corp.	319,429	2,894,027
Huntington Bancshares Inc.	1,141,941	6,474,805
KeyCorp	1,403,674	11,173,245
M&T Bank Corp.	117,416	9,605,803
Marshall & Ilsley Corp.	840,152	5,914,670
Popular Inc.(a)	1,630,086	4,727,249
Regions Financial Corp.	2,006,891	14,590,098
SunTrust Banks Inc.	798,771	20,632,255
Synovus Financial Corp.	1,246,942	3,067,477
TCF Financial Corp.	225,599	3,652,448
Valley National Bancorp(b)	258,961	3,340,597
Wilmington Trust Corp.	147,291	1,322,673
Zions Bancorporation	276,301	5,901,789

		153,922,076

BEVERAGES – 1.15%
Brown-Forman Corp. Class B NVS	41,848	2,579,511
Coca-Cola Enterprises Inc.	197,144	6,111,464
Constellation Brands Inc. Class A(a)	294,404	5,208,007
Dr Pepper Snapple Group Inc.	271,944	9,659,451
Hansen Natural Corp.(a)	15,970	744,521
Molson Coors Brewing Co. Class B NVS	210,601	9,944,579

		34,247,533

BIOTECHNOLOGY – 0.34%
Abraxis BioScience Inc.(a)	6,849	529,702
Bio-Rad Laboratories Inc. Class A(a)	31,032	2,808,706
Charles River Laboratories International Inc.(a)(b)	80,324	2,662,740
Life Technologies Corp.(a)	85,101	3,973,366

		9,974,514

BUILDING MATERIALS – 0.29%
Armstrong World Industries Inc.(a)	29,063	1,206,405
Masco Corp.	400,963	4,414,603
Owens Corning(a)	81,872	2,098,379
USG Corp.(a)(b)	65,117	858,893

		8,578,280

CHEMICALS – 1.98%
Ashland Inc.	114,813	5,599,430
Cabot Corp.	103,807	3,380,994
CF Industries Holdings Inc.	31,605	3,018,277
Cytec Industries Inc.	78,463	4,423,744
Eastman Chemical Co.	91,982	6,806,668
FMC Corp.	36,572	2,501,891
Huntsman Corp.	301,064	3,480,300
Intrepid Potash Inc.(a)(b)	70,747	1,844,374
PPG Industries Inc.	222,188	16,175,286
RPM International Inc.	103,040	2,052,557

SCHEDULES OF INVESTMENTS	99

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Value Index Fund

September 30, 2010

Security	Shares	Value
Sherwin-Williams Co. (The)	56,395	$4,237,520
Sigma-Aldrich Corp.	14,699	887,526
Valspar Corp. (The)	143,354	4,565,825

		58,974,392

COAL – 1.47%
Alpha Natural Resources Inc.(a)	167,741	6,902,542
Arch Coal Inc.	76,857	2,052,850
CONSOL Energy Inc.	195,135	7,212,190
Massey Energy Co.	164,444	5,101,053
Peabody Energy Corp.	429,502	21,049,893
Walter Energy Inc.	18,159	1,476,145

		43,794,673

COMMERCIAL SERVICES – 1.61%
Aaron’s Inc.	50,520	932,094
Convergys Corp.(a)	157,836	1,649,386
CoreLogic Inc.	186,357	3,570,600
Corrections Corp. of America(a)	150,856	3,723,126
Education Management Corp.(a)(b)	29,158	428,040
Equifax Inc.	202,332	6,312,758
FTI Consulting Inc.(a)	14,231	493,673
Green Dot Corp. Class A(a)	2,177	105,541
H&R Block Inc.	289,387	3,747,562
Hertz Global Holdings Inc.(a)(b)	46,672	494,257
KAR Auction Services Inc.(a)	36,789	463,909
Manpower Inc.	131,201	6,848,692
Monster Worldwide Inc.(a)	100,659	1,304,541
Quanta Services Inc.(a)	335,076	6,393,250
R.R. Donnelley & Sons Co.	312,216	5,295,183
Service Corp. International	404,498	3,486,773
Towers Watson & Co. Class A	57,680	2,836,702

		48,086,087

COMPUTERS – 1.33%
Brocade Communications Systems Inc.(a)	708,510	4,137,698
Computer Sciences Corp.	246,469	11,337,574
Diebold Inc.	82,405	2,561,971
Lexmark International Inc. Class A(a)	125,927	5,618,863
Seagate Technology PLC(a)	215,927	2,543,620
Synopsys Inc.(a)	224,557	5,562,277
Western Digital Corp.(a)	282,361	8,016,229

		39,778,232

COSMETICS & PERSONAL CARE – 0.13%
Alberto-Culver Co.	106,030	3,992,029

		3,992,029

DISTRIBUTION & WHOLESALE – 0.76%
Central European Distribution Corp.(a)	112,507	2,511,156
Genuine Parts Co.	253,743	11,314,400
Ingram Micro Inc. Class A(a)	236,942	3,994,842
Tech Data Corp.(a)	74,472	3,001,222

Security	Shares	Value
WESCO International Inc.(a)(b)	45,560	$1,790,053

		22,611,673

DIVERSIFIED FINANCIAL SERVICES – 3.51%
AmeriCredit Corp.(a)	100,935	2,468,870
Ameriprise Financial Inc.	328,777	15,561,015
CBOE Holdings Inc.	12,709	256,722
CIT Group Inc.(a)	319,651	13,048,154
Discover Financial Services	868,993	14,494,803
E*TRADE Financial Corp.(a)	351,629	5,112,686
Federated Investors Inc. Class B	44,764	1,018,829
GLG Partners Inc.(a)	15,077	67,847
Interactive Brokers Group Inc. Class A(a)	41,888	720,892
Invesco Ltd.	521,176	11,064,566
Janus Capital Group Inc.	265,925	2,911,879
Jefferies Group Inc.(b)	186,027	4,220,953
Legg Mason Inc.	246,531	7,472,355
NASDAQ OMX Group Inc. (The)(a)	194,763	3,784,245
NYSE Euronext Inc.	326,983	9,341,904
Raymond James Financial Inc.	159,574	4,042,009
SLM Corp.(a)	776,227	8,965,422

		104,553,151

ELECTRIC – 10.14%
AES Corp. (The)(a)	1,070,155	12,146,259
Allegheny Energy Inc.	270,994	6,644,773
Alliant Energy Corp.	177,625	6,456,669
Ameren Corp.	380,775	10,814,010
Calpine Corp.(a)	297,908	3,708,955
CenterPoint Energy Inc.	672,231	10,567,471
CMS Energy Corp.	368,470	6,639,829
Consolidated Edison Inc.	450,563	21,726,148
Constellation Energy Group Inc.	295,207	9,517,474
DPL Inc.	189,974	4,964,021
DTE Energy Co.	269,108	12,360,130
Edison International	520,613	17,903,881
FirstEnergy Corp.	487,101	18,772,873
Great Plains Energy Inc.	217,671	4,113,982
Hawaiian Electric Industries Inc.	149,862	3,377,889
Integrys Energy Group Inc.	123,078	6,407,441
ITC Holdings Corp.	9,422	586,519
MDU Resources Group Inc.	299,382	5,972,671
Mirant Corp.(a)	234,943	2,340,032
Northeast Utilities	280,378	8,290,777
NRG Energy Inc.(a)	407,128	8,476,405
NSTAR	171,288	6,740,183
NV Energy Inc.	375,207	4,933,972
OGE Energy Corp.	154,711	6,168,328
Ormat Technologies Inc.	14,805	431,862
Pepco Holdings Inc.	357,824	6,655,526
Pinnacle West Capital Corp.	173,306	7,152,339
PPL Corp.	770,491	20,980,470
Progress Energy Inc.	458,876	20,383,272
RRI Energy Inc.(a)	569,258	2,020,866
SCANA Corp.	179,830	7,250,746
TECO Energy Inc.	343,048	5,941,591
Westar Energy Inc.	177,684	4,305,283
Wisconsin Energy Corp.	186,800	10,797,040

100	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Value Index Fund

September 30, 2010

Security	Shares	Value
Xcel Energy Inc.	734,344	$16,867,882

		302,417,569

ELECTRICAL COMPONENTS & EQUIPMENT – 0.59%
Energizer Holdings Inc.(a)	111,916	7,524,113
General Cable Corp.(a)(b)	53,639	1,454,690
Hubbell Inc. Class B	56,901	2,887,726
Molex Inc.	212,548	4,448,629
SunPower Corp. Class A(a)(b)	94,013	1,353,787

		17,668,945

ELECTRONICS – 0.90%
Arrow Electronics Inc.(a)	172,570	4,612,796
Avnet Inc.(a)	242,626	6,553,328
AVX Corp.	70,238	970,689
Garmin Ltd.	168,568	5,116,039
Itron Inc.(a)	4,432	271,372
Jabil Circuit Inc.	85,436	1,231,133
PerkinElmer Inc.	103,449	2,393,810
Thomas & Betts Corp.(a)	69,447	2,848,716
Vishay Intertechnology Inc.(a)	274,159	2,653,859
Vishay Precision Group Inc.(a)	19,553	305,222

		26,956,964

ENERGY - ALTERNATE SOURCES – 0.10%
Covanta Holding Corp.	193,307	3,044,585

		3,044,585

ENGINEERING & CONSTRUCTION – 1.19%
AECOM Technology Corp.(a)	111,897	2,714,621
Chicago Bridge & Iron Co. NV(a)	95,588	2,337,127
Fluor Corp.	268,473	13,297,468
Jacobs Engineering Group Inc.(a)	78,880	3,052,656
KBR Inc.	242,559	5,976,654
McDermott International Inc.(a)	77,080	1,139,242
Shaw Group Inc. (The)(a)	56,889	1,909,195
URS Corp.(a)	132,282	5,024,070

		35,451,033

ENTERTAINMENT – 0.22%
International Speedway Corp. Class A	31,655	772,382
Madison Square Garden Inc. Class A(a)	66,190	1,395,285
Penn National Gaming Inc.(a)	109,435	3,240,371
Regal Entertainment Group Class A	98,217	1,288,607

		6,696,645

ENVIRONMENTAL CONTROL – 0.41%
Republic Services Inc.	363,991	11,098,086
Waste Connections Inc.(a)	26,387	1,046,508

		12,144,594

FOOD – 3.66%
Campbell Soup Co.	117,314	4,193,976

Security	Shares	Value
ConAgra Foods Inc.	640,062	$14,042,960
Corn Products International Inc.	120,876	4,532,850
Dean Foods Co.(a)	288,823	2,948,883
Del Monte Foods Co.	315,380	4,134,632
Flowers Foods Inc.	75,627	1,878,575
H.J. Heinz Co.	298,141	14,122,939
Hershey Co. (The)	101,772	4,843,329
Hormel Foods Corp.	110,424	4,924,910
J.M. Smucker Co. (The)	190,354	11,522,128
McCormick & Co. Inc. NVS	106,031	4,457,543
Ralcorp Holdings Inc.(a)	88,090	5,151,503
Safeway Inc.	620,958	13,139,471
Sara Lee Corp.	304,650	4,091,450
Smithfield Foods Inc.(a)	220,882	3,717,444
SUPERVALU Inc.	337,048	3,886,163
Tyson Foods Inc. Class A	475,651	7,619,929

		109,208,685

FOREST PRODUCTS & PAPER – 1.35%
Domtar Corp.	67,305	4,346,557
International Paper Co.	153,902	3,347,368
MeadWestvaco Corp.	272,195	6,636,114
Plum Creek Timber Co. Inc.(b)	149,041	5,261,147
Rayonier Inc.(b)	90,073	4,514,459
Temple-Inland Inc.	139,012	2,593,964
Weyerhaeuser Co.	855,506	13,482,775

		40,182,384

GAS – 2.10%
AGL Resources Inc.	125,029	4,796,112
Atmos Energy Corp.	149,518	4,373,402
Energen Corp.	115,417	5,276,865
National Fuel Gas Co.	118,034	6,115,342
NiSource Inc.	444,155	7,728,297
Sempra Energy	395,547	21,280,429
Southern Union Co.	198,802	4,783,176
UGI Corp.	175,212	5,012,815
Vectren Corp.	130,135	3,366,592

		62,733,030

HAND & MACHINE TOOLS – 0.73%
Kennametal Inc.	33,524	1,036,898
Regal Beloit Corp.	9,777	573,812
Snap-on Inc.	92,280	4,291,943
Stanley Black & Decker Inc.	256,301	15,706,125

		21,608,778

HEALTH CARE - PRODUCTS – 1.41%
Alere Inc.(a)	94,862	2,934,082
Beckman Coulter Inc.	112,033	5,466,090
Boston Scientific Corp.(a)	2,422,985	14,852,898
CareFusion Corp.(a)	225,861	5,610,387
Cooper Companies Inc. (The)(b)	59,182	2,735,392
Hill-Rom Holdings Inc.	15,990	573,881
Hologic Inc.(a)	414,033	6,628,668

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Value Index Fund

September 30, 2010

Security	Shares	Value
Kinetic Concepts Inc.(a)	90,992	$3,328,488

		42,129,886

HEALTH CARE – SERVICES – 1.26%
Brookdale Senior Living Inc.(a)(b)	117,447	1,915,560
Community Health Systems Inc.(a)	47,063	1,457,541
Coventry Health Care Inc.(a)	236,804	5,098,390
Health Net Inc.(a)	159,689	4,341,944
Humana Inc.(a)	271,962	13,663,371
LifePoint Hospitals Inc.(a)	88,937	3,118,131
MEDNAX Inc.(a)	4,359	232,335
Quest Diagnostics Inc.	31,993	1,614,687
Tenet Healthcare Corp.(a)	218,534	1,031,480
Universal Health Services Inc. Class B	133,387	5,183,419

		37,656,858

HOLDING COMPANIES – DIVERSIFIED – 0.25%
Leucadia National Corp.(a)	311,443	7,356,284

		7,356,284

HOME BUILDERS – 0.71%
D.R. Horton Inc.	446,822	4,968,661
KB Home	122,209	1,384,628
Lennar Corp. Class A	252,879	3,889,279
M.D.C. Holdings Inc.	59,990	1,741,510
Pulte Group Inc.(a)	538,380	4,716,209
Toll Brothers Inc.(a)	232,125	4,415,017

		21,115,304

HOME FURNISHINGS – 0.25%
Harman International Industries Inc.(a)	57,896	1,934,306
Whirlpool Corp.	68,944	5,581,706

		7,516,012

HOUSEHOLD PRODUCTS & WARES – 0.75%
Avery Dennison Corp.	166,433	6,177,993
Clorox Co. (The)	13,295	887,574
Fortune Brands Inc.	213,957	10,533,103
Jarden Corp.	147,969	4,606,275

		22,204,945

HOUSEWARES – 0.27%
Newell Rubbermaid Inc.	444,564	7,917,685

		7,917,685

INSURANCE – 9.50%
Alleghany Corp.(a)	10,639	3,223,936
Allied World Assurance Holdings Ltd.	80,199	4,538,461
American Financial Group Inc.	137,943	4,218,297
American International Group Inc.(a)(b)	193,183	7,553,455
American National Insurance Co.	11,391	865,374
Aon Corp.	430,507	16,837,129
Arch Capital Group Ltd.(a)(b)	74,467	6,240,335

Security	Shares	Value
Arthur J. Gallagher & Co.	124,027	$3,270,592
Aspen Insurance Holdings Ltd.	124,209	3,761,049
Assurant Inc.	178,193	7,252,455
Assured Guaranty Ltd.	294,628	5,041,085
Axis Capital Holdings Ltd.	137,853	4,540,878
Brown & Brown Inc.	83,913	1,694,204
CIGNA Corp.	442,103	15,818,445
Cincinnati Financial Corp.	232,682	6,712,876
CNA Financial Corp.(a)	41,682	1,166,679
Endurance Specialty Holdings Ltd.(b)	65,072	2,589,866
Erie Indemnity Co. Class A	13,041	731,078
Everest Re Group Ltd.	94,156	8,141,669
Fidelity National Financial Inc. Class A	366,960	5,764,942
Genworth Financial Inc. Class A(a)	636,965	7,783,712
Hanover Insurance Group Inc. (The)	71,760	3,372,720
Hartford Financial Services Group Inc. (The)	650,036	14,918,326
HCC Insurance Holdings Inc.	184,645	4,817,388
Lincoln National Corp.	483,350	11,561,732
Markel Corp.(a)	15,625	5,384,219
Marsh & McLennan Companies Inc.	67,750	1,634,130
MBIA Inc.(a)(b)	244,769	2,459,928
Mercury General Corp.	42,882	1,752,587
Old Republic International Corp.	386,936	5,359,064
OneBeacon Insurance Group Ltd.(b)	37,851	540,891
PartnerRe Ltd.	125,039	10,025,627
Principal Financial Group Inc.	510,905	13,242,658
Progressive Corp. (The)	1,071,269	22,357,384
Protective Life Corp.	135,913	2,957,467
Reinsurance Group of America Inc.	116,893	5,644,763
RenaissanceRe Holdings Ltd.	88,085	5,281,577
StanCorp Financial Group Inc.	75,872	2,883,136
Symetra Financial Corp.	54,807	573,281
Torchmark Corp.	131,534	6,989,717
Transatlantic Holdings Inc.	102,732	5,220,840
Unitrin Inc.	81,011	1,975,858
Unum Group	531,838	11,780,212
Validus Holdings Ltd.	105,389	2,778,054
W.R. Berkley Corp.	202,546	5,482,920
Wesco Financial Corp.	2,105	753,906
White Mountains Insurance Group Ltd.	12,231	3,772,774
XL Group PLC	546,637	11,840,157

		283,107,833

INTERNET – 0.84%
AOL Inc.(a)	170,375	4,216,781
Expedia Inc.	192,705	5,436,208
IAC/InterActiveCorp(a)	83,127	2,183,746
Liberty Media Corp. - Liberty Interactive Group Series A(a)	954,542	13,086,771

		24,923,506

INVESTMENT COMPANIES – 0.16%
Ares Capital Corp.	306,076	4,790,089

		4,790,089

IRON & STEEL – 0.70%
AK Steel Holding Corp.	150,772	2,082,161
Reliance Steel & Aluminum Co.	104,657	4,346,405

102	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Value Index Fund

September 30, 2010

Security	Shares	Value
Schnitzer Steel Industries Inc. Class A	27,660	$1,335,425
Steel Dynamics Inc.	347,509	4,903,352
United States Steel Corp.(b)	186,583	8,179,799

		20,847,142

LEISURE TIME – 0.14%
Royal Caribbean Cruises Ltd.(a)	128,277	4,044,574

		4,044,574

LODGING – 0.54%
Choice Hotels International Inc.	40,960	1,493,401
Hyatt Hotels Corp. Class A(a)	69,500	2,598,605
MGM Resorts International(a)(b)	366,606	4,135,316
Wyndham Worldwide Corp.	287,608	7,900,592

		16,127,914

MACHINERY – 0.63%
AGCO Corp.(a)	148,094	5,777,147
Babcock & Wilcox Co. (The)(a)	38,540	820,131
CNH Global NV(a)	33,561	1,229,675
Flowserve Corp.	13,309	1,456,271
Gardner Denver Inc.	4,672	250,793
IDEX Corp.	22,706	806,290
Terex Corp.(a)	172,760	3,959,659
Wabtec Corp.	64,559	3,085,275
Zebra Technologies Corp. Class A(a)	38,996	1,311,825

		18,697,066

MANUFACTURING – 3.34%
AptarGroup Inc.	108,962	4,976,295
Carlisle Companies Inc.	90,158	2,700,232
Crane Co.	78,617	2,982,729
Dover Corp.	109,831	5,734,277
Eaton Corp.	197,915	16,326,008
Harsco Corp.	118,654	2,916,515
Ingersoll-Rand PLC	514,371	18,368,188
ITT Corp.	293,222	13,731,586
Leggett & Platt Inc.	97,483	2,218,713
Parker Hannifin Corp.	184,505	12,926,420
Pentair Inc.	74,990	2,521,914
SPX Corp.	64,570	4,085,990
Teleflex Inc.	53,662	3,046,928
Textron Inc.	210,962	4,337,379
Trinity Industries Inc.	125,848	2,802,635

		99,675,809

MEDIA – 2.60%
Cablevision NY Group Class A	375,532	9,835,183
CBS Corp. Class B NVS	957,233	15,181,715
Central European Media Enterprises Ltd. Class A(a)(b)	59,926	1,495,154
Discovery Communications Inc. Series A(a)	122,220	5,322,681
DISH Network Corp. Class A	318,631	6,104,970
Gannett Co. Inc.	378,779	4,632,467
John Wiley & Sons Inc. Class A	4,945	202,053
Liberty Global Inc. Series A(a)(b)	378,091	11,648,984

Security	Shares	Value
Liberty Media Corp. - Liberty Capital Group Series A(a)	116,983	$6,090,135
Liberty Media Corp. - Liberty Starz Group Series A(a)	81,920	5,314,970
McGraw-Hill Companies Inc. (The)	150,194	4,965,414
Meredith Corp.	33,095	1,102,394
New York Times Co. (The) Class A(a)	215,525	1,668,163
Washington Post Co. (The) Class B(b)	9,629	3,845,919

		77,410,202

METAL FABRICATE & HARDWARE – 0.14%
Commercial Metals Co.	180,974	2,622,313
Timken Co. (The)	36,909	1,415,829

		4,038,142

MINING - 0.37%
Royal Gold Inc.	71,949	3,585,938
Vulcan Materials Co.(b)	203,648	7,518,684

		11,104,622

OFFICE & BUSINESS EQUIPMENT – 0.83%
Pitney Bowes Inc.	93,648	2,002,194
Xerox Corp.	2,203,578	22,807,033

		24,809,227

OIL & GAS – 6.05%
Atlas Energy Inc.(a)	33,296	953,597
Atwood Oceanics Inc.(a)	71,222	2,168,710
Cabot Oil & Gas Corp.	166,702	5,019,397
Cobalt International Energy Inc.(a)	115,691	1,104,849
Comstock Resources Inc.(a)	75,195	1,691,136
Continental Resources Inc.(a)	4,849	224,800
Denbury Resources Inc.(a)	637,004	10,121,994
Diamond Offshore Drilling Inc.	74,476	5,047,239
EQT Corp.	15,602	562,608
Forest Oil Corp.(a)	64,772	1,923,728
Frontier Oil Corp.	168,413	2,256,734
Helmerich & Payne Inc.	150,379	6,084,334
Holly Corp.	22,505	647,019
Mariner Energy Inc.(a)	153,313	3,714,774
Murphy Oil Corp.	269,872	16,710,474
Nabors Industries Ltd.(a)	272,766	4,926,154
Newfield Exploration Co.(a)	212,981	12,233,629
Noble Energy Inc.	279,034	20,952,663
Patterson-UTI Energy Inc.	245,562	4,194,199
Petrohawk Energy Corp.(a)	139,605	2,253,225
Pioneer Natural Resources Co.	185,248	12,046,677
Plains Exploration & Production Co.(a)	223,852	5,970,133
Pride International Inc.(a)	169,405	4,985,589
QEP Resources Inc.	279,800	8,433,172
Quicksilver Resources Inc.(a)	176,033	2,218,016
Rowan Companies Inc.(a)	160,598	4,875,755
SandRidge Energy Inc.(a)(b)	241,061	1,369,226
SM Energy Co.	32,404	1,213,854
Sunoco Inc.	193,180	7,051,070
Tesoro Corp.	224,964	3,005,519
Unit Corp.(a)	64,521	2,405,988
Valero Energy Corp.	903,584	15,821,756

SCHEDULES OF INVESTMENTS	103

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Value Index Fund

September 30, 2010

Security	Shares	Value
Whiting Petroleum Corp.(a)	86,830	$8,293,133

		180,481,151

OIL & GAS SERVICES – 1.33%
Cameron International Corp.(a)	167,412	7,192,020
Dresser-Rand Group Inc.(a)	12,357	455,850
Exterran Holdings Inc.(a)	90,138	2,047,034
Oceaneering International Inc.(a)	88,051	4,742,427
Oil States International Inc.(a)	74,597	3,472,490
SEACOR Holdings Inc.(a)	34,050	2,899,698
Superior Energy Services Inc.(a)	115,978	3,095,453
Tidewater Inc.	83,094	3,723,442
Weatherford International Ltd.(a)	706,202	12,076,054

		39,704,468

PACKAGING & CONTAINERS – 1.22%
Ball Corp.	116,564	6,859,791
Bemis Co. Inc.	174,832	5,550,916
Greif Inc. Class A	55,581	3,270,386
Owens-Illinois Inc.(a)	182,159	5,111,382
Packaging Corp. of America	164,576	3,813,226
Pactiv Corp.(a)	22,186	731,694
Sealed Air Corp.	255,883	5,752,250
Sonoco Products Co.	161,133	5,388,288

		36,477,933

PHARMACEUTICALS – 2.21%
Cephalon Inc.(a)	120,159	7,502,728
Endo Pharmaceuticals Holdings Inc.(a)	186,281	6,191,980
Forest Laboratories Inc.(a)	456,277	14,112,648
King Pharmaceuticals Inc.(a)	400,663	3,990,603
Mead Johnson Nutrition Co. Class A	282,033	16,050,498
Mylan Inc.(a)(b)	78,881	1,483,752
NBTY Inc.(a)	90,052	4,951,059
Omnicare Inc.	172,994	4,131,097
Watson Pharmaceuticals Inc.(a)	178,554	7,554,620

		65,968,985

PIPELINES – 1.58%
El Paso Corp.	917,633	11,360,296
ONEOK Inc.	169,404	7,629,956
Questar Corp.	278,828	4,887,855
Spectra Energy Corp.	1,035,421	23,348,745

		47,226,852

REAL ESTATE – 0.10%
Forest City Enterprises Inc. Class A(a)(b)	202,850	2,602,566
St. Joe Co. (The)(a)(b)	14,528	361,311

		2,963,877

REAL ESTATE INVESTMENT TRUSTS – 9.69%
Alexandria Real Estate Equities Inc.	87,492	6,124,440
AMB Property Corp.	242,809	6,427,154
Annaly Capital Management Inc.(b)	990,344	17,430,054
Apartment Investment and Management Co. Class A	95,550	2,042,859
AvalonBay Communities Inc.	132,602	13,781,326
Boston Properties Inc.	222,137	18,464,028
Brandywine Realty Trust	211,955	2,596,449
BRE Properties Inc. Class A(b)	102,438	4,251,177

Security	Shares	Value
Camden Property Trust	105,680	$5,069,470
Chimera Investment Corp.	1,406,014	5,553,755
CommonWealth REIT	102,849	2,632,934
Corporate Office Properties Trust	94,756	3,535,346
Developers Diversified Realty Corp.	317,840	3,566,165
Digital Realty Trust Inc.	7,476	461,269
Douglas Emmett Inc.	196,676	3,443,797
Duke Realty Corp.	400,588	4,642,815
Equity Residential(b)	423,183	20,130,815
Essex Property Trust Inc.	29,486	3,226,948
Federal Realty Investment Trust	39,553	3,229,898
General Growth Properties Inc.	71,037	1,108,177
HCP Inc.	495,461	17,826,687
Health Care REIT Inc.	213,420	10,103,303
Hospitality Properties Trust	196,088	4,378,645
Host Hotels & Resorts Inc.(b)	1,051,757	15,229,441
Kimco Realty Corp.	648,171	10,208,693
Liberty Property Trust(b)	180,137	5,746,370
Macerich Co. (The)	207,317	8,904,265
Mack-Cali Realty Corp.	127,438	4,168,497
Nationwide Health Properties Inc.	191,439	7,402,946
Piedmont Office Realty Trust Inc. Class A	82,969	1,568,944
ProLogis(b)	712,609	8,394,534
Realty Income Corp.(b)	176,695	5,958,155
Regency Centers Corp.	131,161	5,176,925
Senior Housing Properties Trust(b)	204,295	4,800,933
SL Green Realty Corp.	124,509	7,885,155
Taubman Centers Inc.	87,634	3,909,353
UDR Inc.	271,219	5,728,145
Ventas Inc.(b)	182,110	9,391,413
Vornado Realty Trust	234,894	20,090,484
Weingarten Realty Investors(b)	191,997	4,189,375

		288,781,139

RETAIL – 1.90%
Abercrombie & Fitch Co. Class A	33,771	1,327,876
American Eagle Outfitters Inc.	236,326	3,535,437
AutoNation Inc.(a)(b)	69,418	1,613,968
BJ’s Wholesale Club Inc.(a)	78,722	3,266,963
Brinker International Inc.	20,258	382,066
Foot Locker Inc.	249,698	3,628,112
GameStop Corp. Class A(a)(b)	244,209	4,813,359
J.C. Penney Co. Inc.	253,987	6,903,367
Macy’s Inc.	607,721	14,032,278
Office Depot Inc.(a)	393,606	1,810,588
RadioShack Corp.	200,129	4,268,751
Sears Holdings Corp.(a)(b)	72,720	5,246,021
Signet Jewelers Ltd.(a)	135,824	4,311,054
Wendy’s/Arby’s Group Inc. Class A	327,846	1,485,142

		56,624,982

SAVINGS & LOANS – 1.21%
Capitol Federal Financial(b)	29,377	725,612

104	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Value Index Fund

September 30, 2010

Security	Shares	Value
First Niagara Financial Group Inc.	336,127	$3,915,880
Hudson City Bancorp Inc.	691,416	8,476,760
New York Community Bancorp Inc.	695,837	11,307,351
People’s United Financial Inc.	592,308	7,753,312
TFS Financial Corp.	126,768	1,164,998
Washington Federal Inc.	178,352	2,721,651

		36,065,564

SEMICONDUCTORS – 1.35%
Advanced Micro Devices Inc.(a)(b)	591,454	4,205,238
Atmel Corp.(a)	80,176	638,201
Fairchild Semiconductor International Inc.(a)	202,663	1,905,032
International Rectifier Corp.(a)	112,451	2,371,592
Intersil Corp. Class A	129,257	1,511,014
KLA-Tencor Corp.	256,097	9,022,297
LSI Corp.(a)	1,039,402	4,739,673
MEMC Electronic Materials Inc.(a)	210,982	2,514,906
Micron Technology Inc.(a)(b)	1,367,301	9,858,240
National Semiconductor Corp.	33,707	430,438
Novellus Systems Inc.(a)	17,514	465,522
PMC-Sierra Inc.(a)	344,290	2,533,975

		40,196,128

SOFTWARE – 0.94%
Broadridge Financial Solutions Inc.	17,969	410,951
CA Inc.	116,594	2,462,465
Compuware Corp.(a)	158,398	1,351,135
Electronic Arts Inc.(a)	30,758	505,354
Emdeon Inc. Class A(a)	4,908	59,779
Fidelity National Information Services Inc.	421,788	11,443,108
Fiserv Inc.(a)	81,196	4,369,969
Novell Inc.(a)	555,403	3,315,756
Total System Services Inc.	262,744	4,004,219

		27,922,736

TELECOMMUNICATIONS – 3.07%
Amdocs Ltd.(a)	236,763	6,785,628
CenturyLink Inc.	480,021	18,941,629
Clearwire Corp. Class A(a)	57,022	461,308
CommScope Inc.(a)	149,916	3,559,006
EchoStar Corp. Class A(a)	60,124	1,147,166
Frontier Communications Corp.	972,973	7,949,189
Leap Wireless International Inc.(a)	96,747	1,194,825
Level 3 Communications Inc.(a)	1,640,642	1,537,774
MetroPCS Communications Inc.(a)	208,540	2,181,328
NII Holdings Inc.(a)	56,611	2,326,712
Qwest Communications International Inc.	2,774,339	17,395,106
Telephone and Data Systems Inc.	135,604	4,447,811
Tellabs Inc.	618,729	4,609,531
United States Cellular Corp.(a)	25,104	1,154,031
Virgin Media Inc.	530,450	12,210,959
Windstream Corp.	453,579	5,574,486

		91,476,489

TEXTILES – 0.34%
Cintas Corp.	212,292	5,848,644

Security	Shares	Value
Mohawk Industries Inc.(a)	79,046	$4,213,152

		10,061,796

TOYS, GAMES & HOBBIES – 0.19%
Mattel Inc.	244,807	5,743,172

		5,743,172

TRANSPORTATION – 0.50%
Alexander & Baldwin Inc.	66,350	2,311,634
Con-way Inc.	78,796	2,441,888
Frontline Ltd.(b)	15,019	426,990
Kansas City Southern Industries Inc.(a)	67,549	2,527,008
Kirby Corp.(a)(b)	80,585	3,228,235
Ryder System Inc.	40,032	1,712,169
Teekay Corp.	67,399	1,801,575
UTi Worldwide Inc.	25,280	406,503

		14,856,002

TRUCKING & LEASING – 0.05%
GATX Corp.	53,086	1,556,482

		1,556,482

WATER – 0.37%
American Water Works Co. Inc.	279,185	6,496,635
Aqua America Inc.	219,806	4,484,042

		10,980,677

TOTAL COMMON STOCKS
(Cost: $3,265,432,644)		2,977,258,910

SHORT-TERM INVESTMENTS – 4.30%

MONEY MARKET FUNDS – 4.30%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.31%(c)(d)(e)	104,383,088	104,383,088
BlackRock Cash Funds: Prime, SL Agency Shares 0.29%(c)(d)(e)	21,157,399	21,157,399

SCHEDULES OF INVESTMENTS	105

Schedule of Investments (Unaudited) (Continued)

iShares Russell Midcap Value Index Fund

September 30, 2010

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.13%(c)(d)	2,800,915	$2,800,915

		128,341,402

TOTAL SHORT-TERM INVESTMENTS (Cost: $128,341,402)		128,341,402

TOTAL INVESTMENTS IN SECURITIES – 104.17% (Cost: $3,393,774,046)		3,105,600,312

Other Assets, Less Liabilities – (4.17)%		(124,329,096)

NET ASSETS – 100.00%		$2,981,271,216

NVS – Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 5.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

106	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: November 18, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: November 18, 2010